REGISTRATION NO. 333-60730
                                                      REGISTRATION NO. 811-07659
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

Pre-Effective Amendment No.                                     [ ]

Post-Effective Amendment No. 34                                 [X]

                         AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY             [ ]
ACT OF 1940

Amendment No. 263                                               [X]

                        (Check appropriate box or boxes)

                            ------------------------

                            SEPARATE ACCOUNT NO. 49
                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                            ------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                            ------------------------

                  Please send copies of all communications to:

                            CHRISTOPHER PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] On May 2, 2011 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

    Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                      NOTE

This Post Effective Amendment No. 34 ("PEA") to the Form N-4 Registration Statement No. 333-60730 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, supplements and Statements of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

The Accumulator(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2011


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.
--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) SERIES?

The Accumulator(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging.(+)

For Accumulator(R) Plus contracts, we allocate a credit to your account value at the same time we allocate your contribution. Under the Accumulator(R) Plus contracts, a portion of the withdrawal charge and mortality and expense risks charge are used to recover the cost of providing the credit. The charge associated with the credit may, over time, exceed the sum of the credit and related earnings. Expenses for a contract with a credit may be higher than expenses for a contract without a credit.


This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.


The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. See Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All features and benefits described in this Prospectus may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

----------------------
(+) The account for special dollar cost averaging is only available with Accumulator(R) and Accumulator(R) Elite(SM) contracts. The account for special money market dollar cost averaging is only available with Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts.


--------------------------------------------------------------------------------
                       VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o AXA Balanced Strategy(1)               o EQ/Large Cap Value Index
o AXA Conservative Growth Strategy(1)    o EQ/Large Cap Value PLUS
o AXA Conservative Strategy(1)           o EQ/Lord Abbett Growth and Income (2)
o AXA Growth Strategy(1)                 o EQ/Lord Abbett Large Cap Core
o AXA Moderate Growth Strategy(1)        o EQ/MFS International Growth(3)
o EQ/AllianceBernstein Small Cap         o EQ/Mid Cap Index
  Growth                                 o EQ/Mid Cap Value PLUS
o EQ/AXA Franklin Small Cap Value Core   o EQ/Money Market
o EQ/BlackRock Basic Value Equity        o EQ/Morgan Stanley Mid Cap Growth
o EQ/Boston Advisors Equity Income       o EQ/Oppenheimer Global
o EQ/Calvert Socially Responsible        o EQ/Quality Bond PLUS
o EQ/Capital Guardian Growth (2)         o EQ/Small Company Index
o EQ/Capital Guardian Research           o EQ/T. Rowe Price Growth Stock
o EQ/Common Stock Index                  o EQ/Templeton Global Equity
o EQ/Core Bond Index                     o EQ/UBS Growth and Income
o EQ/Davis New York Venture              o EQ/Van Kampen Comstock
o EQ/Equity 500 Index                    o EQ/Wells Fargo Omega Growth(3)
o EQ/Franklin Templeton Allocation       o Multimanager Aggressive Equity
o EQ/Intermediate Government Bond        o Multimanager Core Bond
  Index                                  o Multimanager International Equity
o EQ/International Core PLUS             o Multimanager Large Cap Core Equity
o EQ/International Equity Index(3)       o Multimanager Large Cap Value
o EQ/International Value PLUS            o Multimanager Mid Cap Growth
o EQ/JPMorgan Value Opportunities        o Multimanager Mid Cap Value
o EQ/Large Cap Core PLUS                 o Multimanager Small Cap Growth
o EQ/Large Cap Growth Index              o Multimanager Small Cap Value
o EQ/Large Cap Growth PLUS               o Multimanager Technology
--------------------------------------------------------------------------------
(1)   The "AXA Strategic Allocation Portfolios".
(2) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus regarding the proposed merger of this variable investment option on or about May 20, 2011.
(3) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                 e/13502/9.0 All
                                                                        (R-4/15)

Each variable investment option is a subaccount of Separate Account No. 49.
Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. The contract also includes a guaranteed interest option and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).


The contract includes investment restrictions. You must allocate amounts under either Option A--Asset Allocation ("Option A") or Option B--Custom Selection ("Option B"), which are discussed later in this Prospectus. Option A requires that 100% of your account value be invested in the AXA Strategic Allocation Portfolios, the EQ/Money Market Portfolio, the guaranteed interest option or the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). Option B permits allocation to additional variable investment options subject to certain category and percentage limitations. Consequently, a contract owner who is interested in having more investment options would elect Option B. If you elect the Guaranteed minimum income benefit I--Asset
Allocation ("GMIB I--Asset Allocation"), your contract will be restricted to Option A. If you don't elect a Guaranteed minimum income benefit or if you elect Guaranteed minimum income benefit II--Custom Selection ("GMIB II--Custom Selection"), you can choose either Option A or Option B. Because GMIB
II--Custom Selection permits you to allocate amounts under either Option A or Option B, the fees associated with GMIB II--Custom Selection are higher than those associated with GMIB I--Asset Allocation. See "Allocating your contributions" later in this Prospectus for more information on the requirements related to Options A and B.

TYPES OF CONTRACTS.  We offer the contracts for use as:

o     A nonqualified annuity ("NQ") for after-tax contributions only.

o     An individual retirement annuity ("IRA"), either traditional IRA or Roth
      IRA.

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

o An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans ("QP").

Not all types of contracts are available with each version of the Accumulator(R) Series contracts. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Contents of this Prospectus


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-----------------
"We,""our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner. When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


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Index of key words and phrases                                                 4
Who is AXA Equitable?                                                          6
How to reach us                                                                7
The Accumulator(R) Series at a glance -- key features                          9

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FEE TABLE                                                                     12
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Examples                                                                      14
Condensed financial information                                               15

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1. CONTRACT FEATURES AND BENEFITS                                             16
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How you can purchase and contribute to your contract                          16
Owner and annuitant requirements                                              27
How you can make your contributions                                           27
What are your investment options under the contract?                          28
Portfolios of the Trusts                                                      29
Allocating your contributions                                                 35
Credits (for Accumulator(R) Plus(SM) contracts only)                          40
Guaranteed minimum death benefit and
   Guaranteed minimum income benefit base                                     41
Annuity purchase factors                                                      43
Guaranteed minimum income benefit                                             43
Adding the Guaranteed minimum income benefit after issue                      45
Dropping the Guaranteed minimum income benefit after issue                    46
Guaranteed minimum death benefit                                              46
Guaranteed withdrawal benefit for life ("GWBL")                               48
Dropping the Guaranteed withdrawal benefit for life after conversion          54
Inherited IRA beneficiary continuation contract                               54
Your right to cancel within a certain number of days                          56

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2. DETERMINING YOUR CONTRACT'S VALUE                                          57
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Your account value and cash value                                             57
Your contract's value in the variable investment options                      57
Your contract's value in the guaranteed interest option                       57
Your contract's value in the account for special dollar cost averaging        57
Insufficient account value                                                    57

                                                   CONTENTS OF THIS PROSPECTUS 2

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                           58
--------------------------------------------------------------------------------

Transferring your account value                                               58

Our administrative procedures for calculating your Roll-up benefit base
   following a transfer                                                       58
Disruptive transfer activity                                                  59

Rebalancing your account value                                                60

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4. ACCESSING YOUR MONEY                                                       61
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Withdrawing your account value                                                61
How withdrawals are taken from your account value                             63
How withdrawals affect your Guaranteed minimum income benefit and Guaranteed
minimum death benefit                                                         63
How withdrawals affect your GWBL                                              64
Withdrawals treated as surrenders                                             64
Surrendering your contract to receive its cash value                          65
When to expect payments                                                       65
Your annuity payout options                                                   65

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5. CHARGES AND EXPENSES                                                       69
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Charges that AXA Equitable deducts                                            69
Charges that the Trusts deduct                                                72
Group or sponsored arrangements                                               73
Other distribution arrangements                                               73

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6. PAYMENT OF DEATH BENEFIT                                                   74
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Your beneficiary and payment of benefit                                       74
Beneficiary continuation option                                               76

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7. TAX INFORMATION                                                            79
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Overview                                                                      79
Contracts that fund a retirement arrangement                                  79

Transfers among investment options                                            79

Taxation of nonqualified annuities                                            79
Individual retirement arrangements (IRAs)                                     81
Traditional individual retirement annuities (traditional IRAs)                82
Roth individual retirement annuities (Roth IRAs)                              86
Federal and state income tax withholding and information reporting            89
Special rules for contracts funding qualified plans                           89
Impact of taxes to AXA Equitable                                              89

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8. MORE INFORMATION                                                           90
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About Separate Account No. 49                                                 90
About the Trusts                                                              90
About the general account                                                     90
About other methods of payment                                                91
Dates and prices at which contract events occur                               91
About your voting rights                                                      92
Statutory compliance                                                          92
About legal proceedings                                                       92
Financial statements                                                          92
Transfers of ownership, collateral assignments, loans and borrowing           92
About Custodial IRAs                                                          93
How divorce may affect your guaranteed benefits                               93
How divorce may affect your Joint Life GWBL                                   93
Distribution of the contracts                                                 93

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APPENDICES
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      I --   Condensed financial information                         I-1
     II --   Purchase considerations for QP contracts               II-1
    III --   Enhanced death benefit example                        III-1
     IV --   Hypothetical illustrations                             IV-1
      V --   Earnings enhancement benefit example                    V-1
     VI --   State contract availability and/or variations of       VI-1
             certain features and benefits
    VII --   Contract variations                                   VII-1

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  STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS

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                                                   3 CONTENTS OF THIS PROSPECTUS

Index of key words and phrases


--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                          PAGE


5% Roll-up to age 80 (GMIB I - Asset Allocation)                            41
5% Roll-up to age 80 (GMIB II - Custom Selection)                           41

account for special dollar cost averaging                                   35
account for special money market dollar cost averaging                      38
account value                                                               57
administrative charge                                                       69
annual administrative charge                                                69
Annual Ratchet                                                              52
Annual Ratchet to age 80 enhanced death benefit                             42
annuitant                                                                   16
annuitization                                                               65
annuity maturity date                                                       67
annuity payout options                                                      65
annuity purchase factors                                                    43
automatic annual reset program                                              42
automatic customized reset program                                          42
AXA Strategic Allocation Portfolios                                      cover
beneficiary                                                                 74
Beneficiary continuation option ("BCO")                                     76
business day                                                                91
cash value                                                                  57
charges for state premium and other applicable taxes                        72
contract date                                                               27
contract date anniversary                                                   27
contract year                                                               27
contributions to Roth IRAs                                                  86
     regular contributions                                                  86
     rollovers and transfers                                                87
     conversion contributions                                               87
contributions to traditional IRAs                                           82
     regular contributions                                                  82
     rollovers and direct transfers                                         83
Conversion effective date                                                   48
Conversion transaction date                                                 48
credit                                                                      40
disability, terminal illness or confinement to nursing home                 71
disruptive transfer activity                                                59
Distribution Charge                                                         69
Earnings enhancement benefit                                                47
Earnings enhancement benefit charge                                         72
ERISA                                                                       73
Excess withdrawal                                                           51
Fixed-dollar option                                                         39
free look                                                                   56
free withdrawal amount                                                      70
general account                                                             90
General dollar cost averaging                                               39
GMIB addition date                                                          46
GMIB effective date                                                         46
GMIB effective date anniversary                                             45
guaranteed interest option                                                  35
Guaranteed minimum death benefit                                            46
Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                            41
Guaranteed minimum income benefit                                           43
Guaranteed minimum income benefit charge                                    72

Guaranteed minimum income benefit "no lapse guarantee"                      44
Guaranteed withdrawal benefit for life ("GWBL")                             48
Guaranteed withdrawal benefit for life charge                               72
GWBL benefit base                                                           49
Inherited IRA                                                            cover
Investment simplifier                                                       39
investment options                                                       cover
IRA                                                                      cover
IRS                                                                         79
lifetime required minimum distribution withdrawals                          62
market timing                                                               59
Maturity date annuity payments                                              67
Mortality and expense risks charge                                          69

Non-qualified ("NQ")                                                     cover

one-time reset option                                                       42
Online Account Access                                                        7
Option A--Asset Allocation                                               cover
Option B--Custom Selection                                               cover
partial withdrawals                                                         61
participant                                                                 27
Portfolio                                                                cover
processing office                                                            7

Qualified Plan ("QP")                                                    cover

Rebalancing                                                                 60

Roll-up benefit base reset option                                           42

Roth IRA                                                                 cover
SAI                                                                      cover
SEC                                                                      cover
Separate Account No. 49                                                     90
Special dollar cost averaging                                               38
Special money market dollar cost averaging                                  38
standard death benefit                                                      41
substantially equal withdrawals                                             62
Spousal continuation                                                        75
systematic withdrawals                                                      61
TOPS                                                                         7
traditional IRA                                                          cover
Trusts                                                                      90
unit                                                                        57
variable investment options                                                 28
wire transmittals and electronic applications                               91
withdrawal charge                                                           70

                                                INDEX OF KEY WORDS AND PHRASES 4

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.


--------------------------------------------------------------------------------
 PROSPECTUS                           CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
  variable investment options         Investment Funds
  account value                       Annuity Account Value
  unit                                Accumulation Unit
  Guaranteed minimum income benefit   Excess Withdrawal
    excess withdrawal


                                                5 INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                         WHO IS AXA EQUITABLE? 6

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

   Retirement Service Solutions
   500 Plaza Drive, 6th Floor
   Secaucus, NJ 07094



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

   Retirement Service Solutions
   500 Plaza Drive, 6th Floor
   Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions and certain non- financial transactions, including addition of the Guaranteed minimum income benefit after contract issuance and termination of a systematic withdrawal option;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-up benefit base reset option and eligibility to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o     your current account value;

o     your current allocation percentages;

o     the number of units you have in the variable investment options;

o     the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options (not available through TOPS for Option B transfers);

o     rebalance under Option A (through Online Account Access only)

o     elect to receive certain contract statements electronically;

o     change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o     access Frequently Asked Questions and Service Forms (not available through
      TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use

Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



                                                         7 WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------


You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE (AND SUBMITTED IN THE MANNER THAT THE FORMS SPECIFY):


(1)   authorization for telephone transfers by your financial professional;


(2)   conversion of a traditional IRA to a Roth IRA contract;


(3)   tax withholding elections (see withdrawal request form);


(4)   election of the beneficiary continuation option;

(5)   IRA contribution recharacterizations;

(6)   Section 1035 exchanges;

(7)   direct transfers and rollovers;

(8)   exercise of the Guaranteed minimum income benefit;


(9) requests to reset your Roll-up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;


(10) requests to opt out of or back into the Annual Ratchet of the GWBL benefit base;

(11)  death claims;

(12)  change in ownership (NQ only, if available under your contract);

(13) requests for enrollment in either our Maximum payment plan or Customized payment plan under the GWBL;

(14)  purchase by, or change of ownership to, a nonnatural owner;

(15)  requests to collaterally assign your NQ contract;

(16) requests to drop the GWBL or add or drop the Guaranteed minimum income benefit;

(17) election to convert the Guaranteed minimum income benefit to the GWBL at age 80;


(18) requests to add a Joint life after conversion of the Guaranteed minimum income benefit to the GWBL at age 80;

(19) requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems); and.

(20)  requests for withdrawals (starting on or about August 8, 2011).


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   beneficiary changes;


(2)   contract surrender;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options);

(4) special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts only); and

(5) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only).


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) general dollar cost averaging (including the fixed dollar and interest sweep options);

(2) special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts only);

(3) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only);

(4)   substantially equal withdrawals;

(5)   systematic withdrawals; and

(6)   the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)   automatic annual reset program; and

(2)   automatic customized reset program.

                      ----------------------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


                                                         WHO IS AXA EQUITABLE? 8

The Accumulator(R) Series at a glance -- key features


--------------------------------------------------------------------------------


FOUR CONTRACT SERIES    This Prospectus describes The Accumulator(R) Series
                        contracts -- Accumulator(R), Accumulator(R) Plus(SM),
                        Accumula- tor(R) Elite(SM) and Accumulator(R)
                        Select(SM). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

                        Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                        Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.

                        The chart below shows the availability of key features under each series of the new contract.


                                                                ACCUMULATOR(R)   ACCUMULATOR(R)   ACCUMULATOR(R)
                                               ACCUMULATOR(R)   PLUS(SM)         ELITE(SM)        SELECT(SM)
                        ----------------------------------------------------------------------------------------
                        Special dollar cost    Yes              No               Yes              No
                        averaging
                        ----------------------------------------------------------------------------------------
                        Special money market   No               Yes              No               Yes
                        dollar cost averaging
                        ----------------------------------------------------------------------------------------
                        Credits                No               Yes              No               No

                        Throughout the Prospectus, any differences among the contract series are identified.

                        You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

--------------------------------------------------------------------------------
PROFESSIONAL            The Accumulator(R) Series' variable investment options
INVESTMENT              invest in different Portfolios managed by professional
MANAGEMENT              investment advisers.
--------------------------------------------------------------------------------
GUARANTEED INTEREST     o   Principal and interest guarantees.
OPTION                  o   Interest rates set periodically.
--------------------------------------------------------------------------------
ACCOUNT FOR             Available for dollar cost averaging all or a portion of
SPECIAL DOLLAR          any eligible contribution to your contract (available
COST AVERAGING          for Accumulator(R) and Accumulator(R) Elite(SM)
                        contracts only).
--------------------------------------------------------------------------------
TAX CONSIDERATIONS      o   No tax on earnings inside the contract until you
                            make withdrawals from your contract or receive
                            annuity payments.
                        --------------------------------------------------------
                        o   No tax on transfers among investment options inside
                            the contract.
                        --------------------------------------------------------
                        If you are purchasing or contributing to an annuity contract, which is an Individual Retirement Annuity
                        (IRA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the rela-tive features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
                        Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").

--------------------------------------------------------------------------------
                         9 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

GUARANTEED MINIMUM      The Guaranteed minimum income benefit provides income
INCOME BENEFIT          protection for you during your life once you elect to
                        annuitize the contract by exercising the benefit. If you elect GMIB I--Asset Allocation, your contract will be restricted to Option A. If you elect GMIB II--Custom
                        Selection, you may allocate amounts under either Option
                        A or Option B, and therefore, the fees associated with GMIB II--Custom Selection are higher than those associ-ated with GMIB I--Asset Allocation. If you do not elect to exercise the Guaranteed minimum income benefit, this benefit will automatically convert to a Guaranteed withdrawal benefit for life as of the contract date anniversary following age 80, unless you terminate the benefit.

                        The Guaranteed withdrawal benefit for life guarantees that you can take withdrawals up to a maximum amount each contract year. Excess withdrawals can cause a significant reduction in your benefit. THE BENEFIT IS AVAILABLE ONLY ON A CONVERSION FROM THE GUARANTEED MINIMUM INCOME BENEFIT ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 80. If you have not elected to exercise the Guaranteed minimum income benefit as of the contract date anniversary following age 80, the Guaranteed minimum income benefit will automatically convert to the Guaranteed withdrawal benefit for life effective on that date. You will be restricted to Option A under the Guaranteed withdrawal benefit for life.

--------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS    The chart below shows the minimum initial and additional
                        contribution amounts under the contracts. Please see
                        "How you can purchase and contribute to your contract" under "Contract features and benefits" for more information.



                        ----------------------------------------------------------------------------------------------------------
                                                       ACCUMULATOR(R)      ACCUMULATOR(R)    ACCUMULATOR(R)    ACCUMULATOR(R)
                                                                           PLUS(SM)          ELITE(SM)         SELECT(SM)
                        -----------------------------------------------------------------------------------------------------------
                        NQ                             $5,000 ($500)       $10,000 ($500)    $10,000 ($500)    $25,000 ($500)
                        -----------------------------------------------------------------------------------------------------------
                        Traditional IRA                $5,000 ($50)        $10,000 ($50)     $10,000 ($50)     $25,000 ($50)
                        -----------------------------------------------------------------------------------------------------------
                        Roth IRA                       $5,000 ($50)        $10,000 ($50)     $10,000 ($50)     $25,000 ($50)
                        -----------------------------------------------------------------------------------------------------------
                        Inherited IRA Beneficiary      $5,000 ($1,000)     n/a               $10,000 ($1,000)  $25,000 ($1,000)
                        Continuation contract (tra-
                        ditional IRA or Roth IRA)
                        ("Inherited IRA")
                        -----------------------------------------------------------------------------------------------------------
                        QP                             $5,000 ($500)       $10,000 ($500)    $10,000 ($500)    n/a
                        -----------------------------------------------------------------------------------------------------------

                        o No contributions after first contract year (other than QP contracts)

                        o   Maximum contribution limitations apply to all
                            contracts. For more information, please see
                            "How you can purchase and contribute to your
                            contract" in "Contract features and benefits" later
                            in this Prospectus.
                        --------------------------------------------------------
                        In general, contributions are limited to $1.5 million
                        ($500,000 maximum for owners or annuitants who are age
                        81 and older at contract issue) under all Accumulator(R)
                        Series contracts with the same owner or annuitant. Sub-
                        sequent contributions are not permitted after conversion
                        to the Guaranteed withdrawal benefit for life. Upon
                        advance notice to you, we may exercise certain rights we
                        have under the contract regarding contributions,
                        including our rights to (i) change minimum and maximum
                        contribution requirements and limitations, and (ii)
                        discontinue acceptance of contributions. Further, we may
                        at any time exercise our rights to limit or terminate
                        your contributions and transfers to any of the variable
                        investment options and to limit the number of variable
                        investment options which you may elect. For more
                        information, please see "How you can purchase and con-
                        tribute to your contract" in "Contract features and
                        benefits" later in this Prospectus.
--------------------------------------------------------------------------------
CREDIT                  We allocate your contributions to your account value. We
(ACCUMULATOR(R)         allocate a credit to your account value at the same
SERIES PLUS(SM)         time that we allocate your contributions. The credit
CONTRACTS ONLY)         will apply to additional contribution amounts only to
                        the extent that those amounts exceed total withdrawals
                        from the contract. The amount of credit may be up to 5%
                        of each contribution, depending on certain factors. The
                        credit is subject to recovery by us in certain limited
                        circumstances.
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY    o   Partial withdrawals
                        o   Several withdrawal options on a periodic basis
                        o   Contract surrender
                        o   Maximum payment plan (only under contracts with
                            GWBL)
                        o   Customized payment plan (only under contracts with
                            GWBL)
                        o   You may incur a withdrawal charge (not applicable
                            to Accumulator(R) Select(SM) contracts) for certain with- drawals or if you surrender your contract.
                            You may also incur income tax and a tax penalty.
                            Certain withdrawals will diminish the value of optional benefits.


                        THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES 10

--------------------------------------------------------------------------------
PAYOUT OPTIONS          o    Fixed annuity payout options
                        o    Variable Immediate Annuity payout options
                             (described in a separate prospectus for that
                             option)
                        o    Income Manager(R) payout options (described in a
                             separate prospectus for that option)
--------------------------------------------------------------------------------
ADDITIONAL FEATURES     o    Guaranteed minimum death benefit options
                        o    Dollar cost averaging
                        o    Automatic quarterly account value rebalancing
                             (Option B only)
                        o    Free transfers
                        o    Waiver of withdrawal charge for certain
                             withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator(R) Select(SM) contracts)
                        o    Earnings enhancement benefit, an optional death
                             benefit available under certain contracts
                        o    Option to add or drop the Guaranteed minimum income
                             benefit after issue
                        o    Option to drop the Guaranteed withdrawal benefit
                             for life after conversion
                        o    Spousal continuation
                        o    Beneficiary continuation option (IRA and NQ only)
                        o    Roll-up benefit base reset

--------------------------------------------------------------------------------
FEES AND CHARGES        Please see "Fee table" later in this section for
                        complete details.
--------------------------------------------------------------------------------
OWNER AND ANNUITANT     Please see "How you can purchase and contribute to your
ISSUE AGES              contract" in "Contract features and benefits" for owner
                        and annuitant issue ages applicable to your contract.
--------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL    To exercise your cancellation right you must mail the
                        contract, with a signed letter of instruction electing
                        this right, to our processing office within 10 days
                        after you receive it. If state law requires, this "free
                        look" period may be longer. See "Your right to cancel
                        within a certain number of days" in "Contract features
                        and benefits" later in this Prospectus for more
                        information.
--------------------------------------------------------------------------------



THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. PLEASE SEE APPENDIX VI LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


                        11 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or transfers or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)



--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------

Maximum withdrawal charge as a percentage of contributions with-                      ACCUMULATOR(R)  ACCUMULATOR(R)  ACCUMULATOR(R)
drawn(2) (deducted if you surrender your contract or make certain    ACCUMULATOR(R)   PLUS(SM)        ELITE(SM)       SELECT(SM)
withdrawals or apply your cash value to certain payout options).          7.00%       8.00%           8.00%           N/A
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization (which is
described in a separate prospectus for that option)                              $350 (for all Accumulator(R) Series contracts)

--------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------

Maximum annual administrative charge(3)
  If your account value on a contract date anniversary is less than          $30
  $50,000(4)
  If your account value on a contract date anniversary is $50,000 or          $0
  more

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS(5)
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES:          ACCUMULATOR(R)    ACCUMULATOR(R)     ACCUMULATOR(R)    ACCUMULATOR(R)
                                                             PLUS(SM)           ELITE(SM)         SELECT(SM)
Mortality and expense risks(6)             0.80%             0.95%              1.10%             1.10%
Administrative                             0.30%             0.35%              0.30%             0.25%
Distribution                               0.20%             0.25%              0.25%             0.35%
                                           ----              ----               ----              ----
Total Separate account annual expenses     1.30%             1.55%              1.65%             1.70%

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a percentage of the applicable benefit base.(7) Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)


  Standard death benefit                                                                   No Charge
  Annual Ratchet to age 80                                                                 0.25%
  Annual Ratchet to age 80 (New York and Washington)                                       0.30%
  Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 ("Greater of"
   GMDB I) (only available if you also elect Guaranteed minimum income benefit
   I - Asset Allocation) Maximum Charge (if you elect to reset the Roll-up
   benefit base, we reserve the right to increase your charge up to)                       1.05%
   Current Charge                                                                          0.90%
  Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 ("Greater of"
   GMDB II) (only available if you also elect Guaranteed minimum income benefit
   II - Custom Selection)
   Maximum Charge (if you elect to reset the Roll-up benefit base, we reserve
   the right to increase your charge up to)                                                1.25%
   Current Charge                                                                          1.10%


                                                                    FEE TABLE 12


----------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE(9) (Calculated as a percentage of the appli-
cable benefit base.(7) Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)
  If you elect Guaranteed minimum income benefit I - Asset Allocation
   Maximum Charge (if you elect to reset the Roll-up benefit base, we reserve the right to
   increase your charge up to)                                                                1.20%
   Current Charge                                                                             0.90%
  If you elect Guaranteed minimum income benefit II - Custom Selection
   Maximum Charge (if you elect to reset the Roll-up benefit base, we reserve the right to
   increase your charge up to)                                                                1.40%
   Current Charge                                                                             1.10%
----------------------------------------------------------------------------------------------------
EARNINGS ENHANCEMENT BENEFIT CHARGE (9) (Calculated as a percentage of the account value.     0.35%
Deducted annually(3) on each contract date anniversary for which the benefit is in effect.)
----------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE (9)(10) (Available only upon conver-
sion of the Guaranteed minimum income benefit and calculated as a percentage of the GWBL benefit base(7) deducted annually(8) on each contract date anniversary for which the benefit is in
effect.)
  Conversion from Guaranteed minimum income benefit I - Asset Allocation
   Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion    1.20%
   or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to)
   Current Charge                                                                             0.90%
  Conversion from Guaranteed minimum income benefit II - Custom Selection
   Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion    1.40%
   or if your GWBL benefit base ratchets after conversion, we reserve the right to increase your charge up to)
   Current Charge                                                                             1.10%


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.




--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS(5)
--------------------------------------------------------------------------------

                                                                         Lowest     Highest
Total Annual Portfolio Operating Expenses for 2010 (expenses that are    ------     -------
deducted from Portfolio assets including management fees, 12b-1 fees,    0.62%      1.46%
service fees, and/or other expenses)(11)



                                                                    13 FEE TABLE

Notes:


(1) The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

  The withdrawal charge percentage we use is determined by the contract year in which you make a withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payout option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1")



  Contract            Accumulator(R)     Accumulator(R)     Accumulator(R)
  Year                                       Plus(SM)         Elite(SM)
  ------------------- --------------         --------         --------
  1..................     7.00%              8.00%              8.00%
  2..................     7.00%              8.00%              7.00%
  3..................     6.00%              7.00%              6.00%
  4..................     6.00%              7.00%              5.00%
  5..................     5.00%              6.00%              0.00%
  6..................     3.00%              5.00%              0.00%
  7..................     1.00%              4.00%              0.00%
  8..................     0.00%              3.00%              0.00%
  9..................     0.00%              2.00%              0.00%
  10+................     0.00%              0.00%              0.00%


(3) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(5) Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(6) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator(R) Plus(SM) contracts, the charges also compensate us for the expense associated with the credit.

(7) The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator(R) Plus(SM) contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See "Guaranteed minimum income benefit and Guaranteed minimum death benefit base" and "GWBL benefit base" in "Contract features and benefits" later in this Prospectus.

(8) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(9) If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(10) Please see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.


(11) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and the EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the "Greater of" GMDB II and the Earnings enhancement benefit with the Guaranteed minimum income benefit II-Custom Selection) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in 2010, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator(R) 0.013%; Accumulator(R) Plus(SM) 0.010%; Accumulator(R) Elite(SM) 0.008%; and Accumulator(R) Select(SM) 0.008%. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the Guaranteed minimum income benefit II--Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.


The guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract), the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option and the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract).


These examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator(R) Plus(SM) contracts assumes that a 4% credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses



                                                                    FEE TABLE 14
and total annual expenses of the Portfolios (before expense limitations). These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




----------------------------------------------------------------------------------------------------------------------------------
                                                       ACCUMULATOR(R)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         If you annuitize at the end of
                                                                                     the applicable time period, and select a
                                             If you surrender your contract at the     non-life contingent period certain
                                                           end of the                  annuity option with less than five
                                                     applicable time period                           years
----------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,259    $2,306    $3,392    $6,042       N/A    $2,306    $3,392    $6,042
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,171    $2,049    $2,979    $5,298       N/A    $2,049    $2,979    $5,298
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------

                                            If you do not surrender your contract
                                                          at the end
                                                of the applicable time period
----------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $559     $1,706    $2,892    $6,042
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $471     $1,449    $2,479    $5,298
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------------------
                                                   ACCUMULATOR(R) PLUS(SM)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         If you annuitize at the end of
                                                                                     the applicable time period, and select a
                                             If you surrender your contract at the     non-life contingent period certain
                                                           end of the                  annuity option with less than five
                                                     applicable time period                           years
----------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,400    $2,524    $3,685    $6,400       N/A    $2,524    $3,685    $6,400
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,310    $2,261    $3,261    $5,645       N/A    $2,261    $3,261    $5,645
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------

                                            If you do not surrender your contract
                                                          at the end
                                                of the applicable time period
----------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $600     $1,824    $3,085    $6,400
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $510     $1,561    $2,661    $5,645
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------------------
                                                   ACCUMULATOR(R) ELITE(SM)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         If you annuitize at the end of
                                                                                     the applicable time period, and select
                                                                                                   a non-life
                                             If you surrender your contract at the          contingent period certain
                                                           end of the                  annuity option with less than five
                                                     applicable time period                           years
----------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,395    $2,410    $3,058    $6,329       N/A    $2,410    $3,058    $6,329
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,307    $2,155    $2,651    $5,612       N/A    $2,155    $2,651    $5,612
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------


                                            If you do not surrender your contract
                                                          at the end
                                                of the applicable time period
----------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $595     $1,810    $3,058    $6,329
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $507     $1,555    $2,651    $5,612
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------------------
                                                 ACCUMULATOR(R) SELECT(SM)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     If you surrender or do not surrender
                                              If you annuitize at the end of the    your contract at the end of the appli-
                                                    applicable time period                    cable time period
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                             1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of    N/A    $2,175    $3,431    $6,719     $600     $1,825    $3,081    $6,369
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of    N/A    $1,920    $3,025    $6,007     $512     $1,570    $2,675    $5,657
     any of the Portfolios
----------------------------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2010.



                                                                    15 FEE TABLE

1. CONTRACT FEATURES AND BENEFITS


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution for each type of contract purchased. Maximum contribution limitations also apply. The following tables summarize our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are currently permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. We may discontinue acceptance of contributions within the first year. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are age 81 and older at contract issue). If we do accept a contribution over that $1,500,000 threshold, we may require that the account value be allocated according to Option A. For information about Option A, please see "Allocating your contribution" later in this Prospectus. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix VI later in this Prospectus.

Subsequent contributions are not permitted after conversion to the Guaranteed withdrawal benefit for life.
--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                          ACCUMULATOR(R)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE                  MINIMUM                SOURCE OF CONTRIBUTIONS     LIMITATIONS ON
TYPE                   FOR OWNER                  CONTRIBUTIONS                                       CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
NQ                     0 through 85              o $5,000 (initial)      o   After-tax money.        o   No additional contribu-
                                                                                                         tions after the first
                                                 o $500 (additional)     o   Paid to us by check or      contract year.
                                                                             transfer of contract
                                                                             value in a tax-deferred
                                                                             exchange under Section
                                                                             1035 of the Internal
                                                                             Revenue Code.
----------------------------------------------------------------------------------------------------------------------------------
(1)   Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



                                               CONTRACT FEATURES AND BENEFITS 16


----------------------------------------------------------------------------------------------------------------------------------
                                                    ACCUMULATOR(R) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA        20 through 85        o $5,000 (initial)      o   Eligible rollover distribu- o   No additional contribu-
                                                                        tions from 403(b) plans,        tions after the first
                                            o $50 (additional)          qualified plans, and gov-       contract year.
                                                                        ernmental employer
                                                                        457(b) plans.               o   Contributions after age
                                                                                                        70-1/2 must be net of
                                                                                                        required minimum distri-
                                                                                                        butions.

                                                                    o   Rollovers from another      o   Although we accept
                                                                        traditional individual          regular IRA contributions
                                                                        retirement arrangement.         (limited to $5,000)
                                                                                                        under traditional IRA
                                                                    o   Direct custodian-to-            contracts, we intend that
                                                                        custodian transfers from        the contract be used
                                                                        another traditional indi-       primarily for rollover and
                                                                        vidual retirement               direct transfer contribu-
                                                                        arrangement.                    tions.

                                                                    o   Regular IRA contribu-       o   Additional catch-up con-
                                                                        tions.                          tributions of up to
                                                                                                        $1,000 per calendar year
                                                                    o   Additional catch-up             where the owner is at
                                                                        contributions.                  least age 50 but under
                                                                                                        age 70-1/2 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
----------------------------------------------------------------------------------------------------------------------------------
Roth IRA               20 through 85        o $5,000 (initial)      o   Rollovers from another      o   No additional contribu-
                                                                        Roth IRA.                       tions after the first
                                            o $50 (additional)                                          contract year.
                                                                    o   Rollovers from a "desig-
                                                                        nated Roth contribution     o   Conversion rollovers
                                                                        account" under speci-           after age 70-1/2 must be
                                                                        fied retirement plans.          net of required minimum
                                                                                                        distributions for the tra-
                                                                    o   Conversion rollovers            ditional IRA or other
                                                                        from a traditional IRA or       eligible retirement plan
                                                                        other eligible retirement       which is the source of
                                                                        plan.                           the conversion rollover.

                                                                    o   Direct transfers from       o   Although we accept
                                                                        another Roth IRA.               regular Roth IRA contri-
                                                                                                        butions (limited to
                                                                    o   Regular Roth IRA contri-        $5,000) under Roth IRA
                                                                        butions.                        contracts, we intend that
                                                                                                        the contract be used
                                                                                                        primarily for rollover and
                                                                    o   Additional catch-up con-        direct transfer contribu-
                                                                        tributions.                     tions.

                                                                                                    o   Additional catch-up con-
                                                                                                        tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
----------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.


                                               17 CONTRACT FEATURES AND BENEFITS



----------------------------------------------------------------------------------------------------------------------------------
                                                    ACCUMULATOR(R) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
QP                     20 through 75        o $5,000 (initial)      o   Only transfer contribu-     o   A separate QP contract
                                                                        tions from other                must be established for
                                            o $500 (additional)         investments within an           each plan participant,
                                                                        existing qualified plan         even defined benefit
                                                                        trust.                          plan participants.

                                                                    o   The plan must be quali-     o   We do not accept regu-
                                                                        fied under Section 401(a)       lar ongoing payroll
                                                                        the Internal Revenue Code.      contributions or contri-
                                                                                                        butions directly from the
                                                                    o   For 401(k) plans, trans-        employer.
                                                                        ferred contributions may
                                                                        not include any after-tax   o   Only one additional
                                                                        contributions, including        transfer contribution may
                                                                        designated Roth contri-         be made during a con-
                                                                        butions.                        tract year.

                                                                                                    o   No additional transfer
                                                                                                        contributions after par-
                                                                                                        ticipant's attainment of
                                                                                                        age 75 or if later, the
                                                                                                        first contract date anni-
                                                                                                        versary.

                                                                                                    o   Contributions after age
                                                                                                        70-1/2 must be net of any
                                                                                                        required minimum distri-
                                                                                                        butions.

                                                                                                    o   Maximum aggregate
                                                                                                        contributions for any
                                                                                                        contract year is 100% of
                                                                                                        first-year contributions.
See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------------
Inherited IRA          0-70                 o $5,000 (initial)      o   Direct custodian-to-        o   No additional contribu-
Beneficiary                                                             custodian transfers of          tions after the first
Continuation                                o $1,000 (additional)       your interest as a death        contract year.
Contract                                                                beneficiary of the
(traditional IRA                                                        deceased owner's tradi-     o   Any additional contribu-
or Roth IRA)                                                            tional individual               tions must be from the
                                                                        retirement arrangement          same type of IRA of the
                                                                        or Roth IRA to an IRA of        same deceased owner.
                                                                        the same type.
                                                                                                    o   No additional contribu-
                                                                                                        tions are permitted to
                                                                                                        Inherited IRA contracts
                                                                    o   Non-spousal beneficiary         issued as a Non-spousal
                                                                        direct rollover contribu-       beneficiary direct rollover
                                                                        tions may be made to an         from an Applicable Plan.
                                                                        Inherited IRA contract
                                                                        under specified circum-
                                                                        stances from these
                                                                        "Applicable Plans":
                                                                        qualified plans, 403(b)
                                                                        plans and governmental
                                                                        employer 457(b) plans.
----------------------------------------------------------------------------------------------------------------------------------





(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.




                                               CONTRACT FEATURES AND BENEFITS 18



----------------------------------------------------------------------------------------------------------------------------------
                                                    ACCUMULATOR(R) PLUS(SM)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
NQ                     0 through 70         o $10,000 (initial)     o   After-tax money.            o    No additional contribu-
                                                                                                         tions after the first
                                                                                                         contract year.

                                            o $500 (additional)     o   Paid to us by check or
                                                                        transfer of contract value
                                                                        in a tax-deferred
                                                                        exchange under Section
                                                                        1035 of the Internal
                                                                        Revenue Code.
----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA        20 through 70        o $10,000 (initial)     o   Eligible rollover distribu- o   No additional contribu-
                                                                        tions from 403(b) plans,        tions after the first
                                            o $50 (additional)          qualified plans, and gov-       contract year.
                                                                        ernmental employer
                                                                        457(b) plans.

                                                                                                    o   Contributions after age
                                                                    o   Rollovers from another          70-1/2 must be net of
                                                                        traditional individual          required minimum distri-
                                                                        retirement arrangement.         butions.

                                                                    o   Direct custodian-to-        o   Although we accept
                                                                        custodian transfers from        regular IRA contributions
                                                                        another traditional indi-       (limited to $5,000)
                                                                        vidual retirement               under traditional IRA
                                                                        arrangement.                    contracts, we intend that
                                                                                                        the contract be used
                                                                    o   Regular IRA contribu-           primarily for rollover and
                                                                        tions.                          direct transfer contribu-
                                                                                                        tions.
                                                                    o   Additional catch-up con-
                                                                        tributions.
                                                                                                    o   Additional catch-up con-
                                                                                                        tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 but under
                                                                                                        age 70-1/2 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.

----------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



                                               19 CONTRACT FEATURES AND BENEFITS



----------------------------------------------------------------------------------------------------------------------------------
                                                    ACCUMULATOR(R) PLUS(SM) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
Roth IRA               20 through 70        o $10,000 (initial)     o   Rollovers from another      o   No additional contribu-
                                                                        Roth IRA.                       tions after the first
                                                                                                        contract year.
                                            o $50 (additional)      o   Rollovers from a "desig-
                                                                        nated Roth contribution     o   Conversion rollovers
                                                                        account" under speci-           after age 70-1/2 must be
                                                                        fied retirement plans.          net of required minimum
                                                                                                        distributions for the tra-
                                                                    o   Conversion rollovers            ditional IRA or other
                                                                        from a traditional IRA or       eligible retirement plan
                                                                        other eligible retirement       which is the source of
                                                                        plan.                           the conversion rollover.

                                                                    o   Direct transfers from       o   Although we accept
                                                                        another Roth IRA.               regular Roth IRA contri-
                                                                                                        butions (limited to
                                                                    o   Regular Roth IRA contri-        $5,000 ) under the Roth
                                                                        butions.                        IRA contracts, we intend
                                                                                                        that the contract be used
                                                                    o   Additional catch-up con-        primarily for rollover and
                                                                        tributions.                     direct transfer contribu-
                                                                                                        tions.

                                                                                                    o   Additional catch-up con-
                                                                                                        tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
----------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.




                                               CONTRACT FEATURES AND BENEFITS 20



----------------------------------------------------------------------------------------------------------------------------------
                                                    ACCUMULATOR(R) PLUS(SM) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
QP                     20 through 70        o $10,000 (initial)     o   Only transfer contribu-     o   A separate QP contract
                                                                        tions from other                must be established for
                                            o $500 (additional)         investments within an           each plan participant,
                                                                        existing qualified plan         even defined benefit
                                                                        trust.                          plan participants.

                                                                    o   The plan must be quali-     o   We do not accept regu-
                                                                        fied under Section              lar ongoing payroll
                                                                        401(a) of the Internal          contributions or contri-
                                                                        Revenue Code.                   butions directly from the
                                                                                                        employer.
                                                                    o   For 401(k) plans, trans-
                                                                        ferred contributions may    o   Only one additional
                                                                        not include any after-tax       transfer contribution may
                                                                        contributions, including        be made during a con-
                                                                        designated Roth contri-         tract year.
                                                                        butions.
                                                                                                    o   No additional transfer
                                                                                                        contributions after par-
                                                                                                        ticipant's attainment of
                                                                                                        age 75.

                                                                                                    o   Contributions after age
                                                                                                        70-1/2 must be net of any
                                                                                                        required minimum distri-
                                                                                                        butions.

                                                                                                    o   Maximum aggregate
                                                                                                        contributions for any
                                                                                                        contract year is 100% of
                                                                                                        first-year contributions.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------------




(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



                                               21 CONTRACT FEATURES AND BENEFITS



----------------------------------------------------------------------------------------------------------------------------------
                                                        ACCUMULATOR(R) ELITE(SM)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
NQ                     0 through 85         o $10,000 (initial)     o   After-tax money.            o   No additional contribu-
                                                                                                        tions after the first
                                            o $500 (additional)     o   Paid to us by check or          contract year
                                                                        transfer of contract value
                                                                        in a tax-deferred
                                                                        exchange under Section
                                                                        1035 of the Internal
                                                                        Revenue Code.
----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA        20 through 85        o $10,000 (initial)     o   Eligible rollover distribu- o   No additional contribu-
                                                                        tions from 403(b) plans,        tions after the first
                                            o $50 (additional)          qualified plans, and gov-       contract year.
                                                                        ernmental employer
                                                                        457(b) plans.               o   Contributions after age
                                                                                                        70-1/2 must be net of
                                                                    o   Rollovers from another          required minimum distri-
                                                                        traditional individual          butions.
                                                                        retirement arrangement.
                                                                                                    o   Although we accept
                                                                    o   Direct custodian-to-            regular IRA contributions
                                                                        custodian transfers from        (limited to $5,000),
                                                                        another traditional indi-       under traditional IRA
                                                                        vidual retirement               contracts, we intend that
                                                                        arrangement.                    the contract be used
                                                                                                        primarily for rollover and
                                                                    o   Regular IRA contribu-           direct transfer contribu-
                                                                        tions.                          tions.

                                                                    o   Additional catch-up con-    o   Additional catch-up con-
                                                                        tributions.                     tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 but under
                                                                                                        age 70-1/2 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
----------------------------------------------------------------------------------------------------------------------------------





(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



                                               CONTRACT FEATURES AND BENEFITS 22



----------------------------------------------------------------------------------------------------------------------------------
                                            ACCUMULATOR(R) ELITE(SM) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
Roth IRA               20 through 85        o $10,000 (initial)     o   Rollovers from another      o   No additional contribu-
                                                                        Roth IRA.                       tions after the first
                                            o $50 (additional)                                          contract year.
                                                                    o   Rollovers from a "desig-
                                                                        nated Roth contribution     o   Conversion rollovers
                                                                        account" under speci-           after age 70-1/2 must be
                                                                        fied retirement plans.          net of required minimum
                                                                                                        distributions for the tra-
                                                                    o   Conversion rollovers            ditional IRA or other
                                                                        from a traditional IRA or       eligible retirement plan
                                                                        other eligible retirement       which is the source of
                                                                        plan.                           the conversion rollover.

                                                                    o   Direct transfers from       o   Although we accept
                                                                        another Roth IRA.               regular Roth IRA contri-
                                                                                                        butions (limited to
                                                                    o   Regular Roth IRA contri-        $5,000) under the Roth
                                                                        butions.                        IRA contracts, we intend
                                                                                                        that the contract be used
                                                                    o   Additional catch-up con-        primarily for rollover and
                                                                        tributions.                     direct transfer contribu-
                                                                                                        tions.

                                                                                                    o   Additional catch-up con-
                                                                                                        tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
----------------------------------------------------------------------------------------------------------------------------------
Inherited IRA          0 through 70         o $10,000 (initial)     o   Direct custodian-to-        o   No additional contribu-
Beneficiary                                                             custodian transfers of          tions after the first
Continuation                                o $1,000 (additional)       your interest as a death        contract year.
Contract (tradi-                                                        beneficiary of the
tional IRA or Roth                                                      deceased owner's tradi-     o   Any additional contribu-
IRA)                                                                    tional individual               tions must be from the
                                                                        retirement arrangement          same type of IRA of the
                                                                        or Roth IRA to an IRA of        same deceased owner.
                                                                        the same type.
                                                                                                    o   No additional contribu-
                                                                    o   Non-spousal beneficiary         tions are permitted to
                                                                        direct rollover contribu-       Inherited IRA contracts
                                                                        tions may be made to an         issued as a Non-spousal
                                                                        Inherited IRA contract          beneficiary direct rollover
                                                                        under specified circum-         from an Applicable Plan.
                                                                        stances from these
                                                                        "Applicable Plans":
                                                                        qualified plans, 403(b)
                                                                        plans and governmental
                                                                        employer 457(b) plans.
----------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



                                               23 CONTRACT FEATURES AND BENEFITS



----------------------------------------------------------------------------------------------------------------------------------
                                            ACCUMULATOR(R) ELITE(SM) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
QP                     20 through 75        o $10,000 (initial)     o   Only transfer contribu-     o   A separate QP contract
                                                                        tions from other                must be established for
                                            o $500 (additional)         investments within an           each plan participant,
                                                                        existing qualified plan         even defined benefit
                                                                        trust.                          plan participants. We do
                                                                                                        not accept regular ongo-
                                                                    o   The plan must be quali-         ing payroll contributions
                                                                        fied under Section              or contributions directly
                                                                        401(a) of the Internal          from the employer.
                                                                        Revenue Code.
                                                                                                    o   Only one additional
                                                                    o   For 401(k) plans, trans-        transfer contribution may
                                                                        ferred contributions may        be made during a con-
                                                                        not include any after-tax       tract year.
                                                                        contributions, including
                                                                        designated Roth contri-     o   No additional transfer
                                                                        butions.                        contributions after par-
                                                                                                        ticipant's attainment of
                                                                                                        age 75 or if later, the
                                                                                                        first contract date anni-
                                                                                                        versary.

                                                                                                    o   Contributions after age
                                                                                                        70-1/2 must be net of any
                                                                                                        required minimum distri-
                                                                                                        bution.

                                                                                                    o   Maximum aggregate
                                                                                                        contributions for any
                                                                                                        contract year is 100% of
                                                                                                        first-year contributions.

Please refer to Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
----------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



                                               CONTRACT FEATURES AND BENEFITS 24



----------------------------------------------------------------------------------------------------------------------------------
                                                       ACCUMULATOR(R) SELECT(SM)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
NQ                     0 through 85         o $25,000 (initial)     o   After-tax money.            o   No additional contribu-
                                                                                                        tions after the first
                                            o $500 (additional)     o   Paid to us by check or          contract year.
                                                                        transfer of contract value
                                                                        in a tax-deferred
                                                                        exchange under Section
                                                                        1035 of the Internal
                                                                        Revenue Code.
----------------------------------------------------------------------------------------------------------------------------------
Traditional IRA        20 through 85        o $25,000 (initial)     o   Eligible rollover distribu- o   No additional contribu-
                                                                        tions from 403(b) plans,        tions after the first
                                            o $50 (additional)          qualified plans, and gov-       contract year.
                                                                        ernmental employer
                                                                        457(b) plans.               o   Contributions after age
                                                                                                        70-1/2 must be net of
                                                                    o   Rollovers from another          required minimum distri-
                                                                        traditional individual          butions.
                                                                        retirement arrangement.
                                                                                                    o   Although we accept
                                                                    o   Direct custodian-to-            regular IRA contributions
                                                                        custodian transfers from        (limited to $5,000)
                                                                        another traditional indi-       under traditional IRA
                                                                        vidual retirement               contracts, we intend that
                                                                        arrangement.                    the contract be used
                                                                                                        primarily for rollover and
                                                                    o   Regular IRA contribu-           direct transfer contribu-
                                                                        tions.                          tions.

                                                                    o   Additional catch-up con-    o   Additional catch-up con-
                                                                        tributions.                     tributions of up to
                                                                                                        $1000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 but under
                                                                                                        age 70-1/2 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
----------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



                                               25 CONTRACT FEATURES AND BENEFITS


----------------------------------------------------------------------------------------------------------------------------------
                                           ACCUMULATOR(R) SELECT(SM) (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
CONTRACT               AVAILABLE            MINIMUM                 SOURCE OF CONTRIBUTIONS         LIMITATIONS ON
TYPE                   FOR OWNER            CONTRIBUTIONS                                           CONTRIBUTIONS(1)
                       AND ANNUITANT
                       ISSUE AGES
----------------------------------------------------------------------------------------------------------------------------------
Roth IRA               20 through 85        o $25,000 (initial)     o   Rollovers from another      o   No additional contribu-
                                                                        Roth IRA.                       tions after the first
                                            o $50 (additional)                                          contract year.

                                                                    o   Rollovers from a "desig-    o   Conversion rollovers
                                                                        nated Roth contribution         after age 70-1/2 must be
                                                                        account" under speci-           net of required minimum
                                                                        fied retirement plans.          distributions for the tra-
                                                                                                        ditional IRA or other
                                                                    o   Conversion rollovers            eligible retirement plan
                                                                        from a traditional IRA or       which is the source for
                                                                        other eligible retirement       the conversion rollover.
                                                                        plan.
                                                                                                    o   Although we accept
                                                                    o   Direct transfers from           regular Roth IRA contri-
                                                                        another Roth IRA.               butions (limited to
                                                                                                        $5,000) under the Roth
                                                                    o   Regular Roth IRA contri-        IRA contracts, we intend
                                                                        butions.                        that the contract be used
                                                                                                        primarily for rollover and
                                                                    o   Additional catch-up con-        direct transfer contribu-
                                                                        tributions.                     tions.

                                                                                                    o   Additional catch-up con-
                                                                                                        tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
----------------------------------------------------------------------------------------------------------------------------------
Inherited IRA          0-70                 o $  25,000 (initial)   o    Direct custodian-to-       o   No additional contribu-
Beneficiary                                                              custodian transfers of         tions after the first
Continuation                                o $  1,000 (additional)      your interest as a death       contract year.
Contract                                                                 beneficiary of the
(traditional IRA or                                                      deceased owner's tradi-    o   Any additional contribu-
Roth IRA)                                                                tional individual              tions must be from the
                                                                         retirement arrangement         same type of IRA of the
                                                                         or Roth IRA to an IRA of       same deceased owner.
                                                                         the same type.
                                                                                                    o   No additional contribu-
                                                                    o    Non-spousal beneficiary        tions are permitted to
                                                                         direct rollover contribu-      Inherited IRA contracts
                                                                         tions may be made to an        issued as a Non-spousal
                                                                         Inherited IRA contract         beneficiary direct rollover
                                                                         under specified circum-        from an Applicable Plan.
                                                                         stances from these
                                                                         "Applicable Plans":
                                                                         qualified plans, 403(b)
                                                                         plans and governmental
                                                                         employer 457(b) plans.
----------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time.



See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.


                                               CONTRACT FEATURES AND BENEFITS 26

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability companies to be owners of the Accumulator(R) Select(SM) contract. We also reserve the right to prohibit the availability of the Accumulator(R) Select(SM) contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses. In addition, a spouse may be added as a joint annuitant under a non-natural owner contract upon conversion to the Guaranteed withdrawal benefit for life with a joint life option. See "Additional owner and annuitant requirements" under "Guaranteed withdrawal benefit for life."

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the Guaranteed withdrawal benefit for life is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" later in this Prospectus.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either an enhanced death benefit or the Guaranteed minimum income benefit ("GMIB"), which you may be able to convert to the Guaranteed withdrawal benefit for life ("GWBL") at age 80, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the
Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable FINRA time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.
--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."
The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------
If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional act-


                                               27 CONTRACT FEATURES AND BENEFITS
ing on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The contract provides the following investment options: the variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). This section lists each of the variable investment options and describes the guaranteed interest option. The next section, "Allocating your contributions," discusses dollar cost averaging in general, including the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

Your investment options depend on whether you select Option A or Option B. If you elect Guaranteed minimum income benefit I - Asset Allocation, your contract will be restricted to Option A. If you elect GMIB II - Custom Selection or if you do not elect a GMIB, you can choose either Option A - Asset Allocation or Option B - Custom Selection. For additional information, see "Allocating your contributions" later in this Prospectus.



VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

                                              CONTRACT FEATURES AND BENEFITS  28

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.



The AXA Strategic Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Strategic Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Strategic Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.





----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                               APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE      Seeks long-term growth of capital.                   o   AllianceBernstein L.P.
 EQUITY                                                                           o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   ClearBridge Advisors, LLC
                                                                                  o   Goodman & Co. NY Ltd.
                                                                                  o   Legg Mason Capital Management, Inc.
                                                                                  o   Marsico Capital Management, LLC
                                                                                  o   T. Rowe Price Associates, Inc.
                                                                                  o   Westfield Capital Management Company,
                                                                                      L.P.
----------------------------------------------------------------------------------------------------------------------------------


                                               29 CONTRACT FEATURES AND BENEFITS


----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                            APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital   o   BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of     o   Pacific Investment Management Company
                             risk.                                                    LLC
                                                                                  o   SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                   o   AllianceBernstein L.P.
 EQUITY                                                                           o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   JPMorgan Investment Management Inc.
                                                                                  o   Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                   o   AllianceBernstein L.P.
 CORE EQUITY                                                                      o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   Janus Capital Management, LLC
                                                                                  o   Thornburg Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                   o   AllianceBernstein L.P.
 VALUE                                                                            o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   Institutional Capital LLC
                                                                                  o   MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                   o   AllianceBernstein L.P.
 GROWTH                                                                           o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Franklin Advisers, Inc.
                                                                                  o   Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                   o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Diamond Hill Capital Management, Inc.
                                                                                  o   Knightsbridge Asset Management, LLC
                                                                                  o   Tradewinds Global Investors, LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                   o   AXA Equitable Funds Management
 GROWTH                                                                               Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Lord, Abbett & Co. LLC
                                                                                  o   Morgan Stanley Investment Management
                                                                                      Inc.
                                                                                  o   NorthPointe Capital, LLC
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                   o   AXA Equitable Funds Management
 VALUE                                                                                Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Franklin Advisory Services, LLC
                                                                                  o   Horizon Asset Management, Inc.
                                                                                  o   Pacific Global Investment Management
                                                                                      Company
----------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 30


----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                            APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Seeks long-term growth of capital.                   o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   RCM Capital Management, LLC
                                                                                  o   SSgA Funds Management, Inc.
                                                                                  o   Wellington Management Company, LLP


----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                            APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY        Seeks long-term capital appreciation and             o   AXA Equitable Funds Management
                             current income                                           Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH      Seeks current income and growth of capital, with a   o   AXA Equitable Funds Management
STRATEGY                     greater emphasis on current income.                      Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY    Seeks a high level of current income.                o   AXA Equitable Funds Management
                                                                                      Group, LLC



----------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY          Seeks long-term capital appreciation and             o   AXA Equitable Funds Management
                             current income,with a greater emphasis on capital        Group, LLC
                             appreciation.
----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH          Seeks long-term capital appreciation and             o   AXA Equitable Funds Management
 STRATEGY                    current income, with a greater emphasis on               Group, LLC
                             current income.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.        o   AllianceBernstein L.P.
 CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    Seeks to achieve long-term total return.             o   AXA Equitable Funds Management
 VALUE CORE                                                                           Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Franklin Advisory Services, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and            o   BlackRock Investment Management, LLC
 EQUITY                      secondarily, income.
----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to          o   Boston Advisors, LLC
 INCOME                      achieve an above-average and consistent total
                             return.
----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.     o   Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                      o   Calvert Investment Management Company
                                                                                      Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks to achieve long-term growth of capital.        o   Capital Guardian Trust Company
 (1)
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.        o   Capital Guardian Trust Company
 RESEARCH
----------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses      o   AllianceBernstein L.P.
                             that approximates the total return performance of
                             the Russell 3000 Index, including reinvestment of
                             dividends, at a risk level consistent with that
                             of the Russell 3000 Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses      o   SSgA Funds Management, Inc.
                             that approximates the total return performance of
                             the Barclays Capital Intermediate U.S. Government/
                             Credit Index, including reinvestment of dividends,
                             at a risk level consistent with that of the
                             Barclays Capital Intermediate U.S.
                             Government/Credit Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks to achieve long-term growth of capital.        o   Davis Selected Advisors, L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses      o   AllianceBernstein L.P.
                             that approximates the total return performance of
                             the S&P 500 Index, including reinvestment of
                             dividends, at a risk level consistent with that of
                             the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------------------


                                               31 CONTRACT FEATURES AND BENEFITS


----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                           APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation                o   AXA Equitable Funds Management
 ALLOCATION                   and secondarily seeks income.                           Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before              o   SSgA Funds Management, Inc.
 BOND INDEX                   expenses that approximates the total
                              return performance of the Barclays Capital
                              Intermediate U.S. Government Bond Index,
                              including  reinvestment of dividends, at
                              a risk level consistent with that of the
                              Barclays Capital Intermediate U.S. Government
                              Bond Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.       o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Hirayama Investments, LLC
                                                                                  o   Wentworth Hauser and Violich, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses)   o   AllianceBernstein L.P.
 EQUITY INDEX(2)              that approximates the total return performance
                              of a composite index comprised of 40% Dow Jones
                              EURO STOXX 50 Index, 25% FTSE 100 Index, 25%
                              TOPIX Index, and 10% S&P/ASX 200 Index,
                              including reinvestment of dividends, at a risk
                              level consistent with that of the composite index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term       o   AXA Equitable Funds Management
                              growth of income, accompanied by                        Group, LLC
                              growth of capital.                                  o   BlackRock Investment Management, LLC
                                                                                  o   Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.    o   J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital        o   AXA Equitable Funds Management
                              with a secondary objective to seek reasonable           Group, LLC
                              current income. For purposes of this Portfolio,     o   BlackRock Investment Management, LLC
                              the words "reasonable current income"               o   Institutional Capital LLC
                              mean moderate income.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX     Seeks to achieve a total return before              o   AllianceBernstein L.P.
                              expenses that approximates the total return
                              performance of the Russell 1000 Growth Index,
                              including reinvestment of dividends at a risk
                              level consistent with that of the Russell 1000
                              Growth Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Seeks to provide long-term capital growth.          o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX      Seeks to achieve a total return before expenses     o   SSgA Funds Management, Inc.
                              that approximates the total return performance
                              of the Russell 1000 Value Index, including
                              reinvestment of dividends, at a risk level
                              consistent with that of the Russell 1000 Value
                              Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS       Seeks to achieve long-term growth of capital.       o   AllianceBernstein L.P.
                                                                                  o   AXA Equitable Funds Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Seeks to achieve capital appreciation and           o   Lord, Abbett & Co. LLC
 INCOME (1)                   growth of income without excessive
                              fluctuation in market value.
----------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 32


----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                           APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Seeks to achieve capital appreciation and           o   Lord, Abbett & Co. LLC
 CORE                         growth of income with reasonable risk.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL          Seeks to achieve capital appreciation.              o   MFS Investment Management
 GROWTH(3)
----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX              Seeks to achieve a total return before              o   SSgA Funds Management, Inc.
                              expenses that approximates the total return
                              performance of the S&P Mid Cap 400 Index,
                              including reinvestment of dividends, at a risk
                              level consistent with that of the S&P Mid Cap
                              400 Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS         Seeks to achieve long-term capital appreciation.    o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current             o   The Dreyfus Corporation
                              income, preserve its assets and maintain
                              liquidity.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP     Seeks to achieve capital growth.                    o   Morgan Stanley Investment Management
 GROWTH                                                                               Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL         Seeks to achieve capital appreciation.              o   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS          Seeks to achieve high current income                o   AllianceBernstein L.P.
                              consistent with moderate risk to capital.           o   AXA Equitable Funds Management
                                                                                      Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible           o   AllianceBernstein L.P.
                              (before the deduction of Portfolio expenses)
                              the total return of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH       Seeks to achieve long-term capital                  o   T. Rowe Price Associates, Inc.
 STOCK                        appreciation and secondarily, income.
----------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY    Seeks to achieve long-term capital growth.          o   AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                  o   BlackRock Investment Management, LLC
                                                                                  o   Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through               o   UBS Global Asset Management (Americas)
                              capital appreciation with income as a                   Inc.
                              secondary consideration.

----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Seeks to achieve capital growth and income.         o   Invesco Advisers, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA          Seeks to achieve long-term capital growth.          o   Wells Capital Management, Inc.
 GROWTH(4)
----------------------------------------------------------------------------------------------------------------------------------




(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.





--------------------------------------------------------------------------------
 REPLACED (CURRENT) PORTFOLIO            SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
      EQ/Capital Guardian Growth         EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
      EQ/Lord Abbett Growth and Income   EQ/Large Cap Value Index
--------------------------------------------------------------------------------




(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.



                                               33 CONTRACT FEATURES AND BENEFITS

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.


                                               CONTRACT FEATURES AND BENEFITS 34

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)    the minimum interest rate guaranteed over the life of the contract,

(2)    the yearly guaranteed interest rate for the calendar year, and

(3)    the current interest rate.

We set current interest rates periodically based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator(R) Series contract) and any optional benefit charges. See Appendix VI later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1%, 1.25%, 1.5% or 3%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

Your allocation alternatives and procedures depend on whether you select Option A - Asset Allocation or Option B -- Custom Selection, which we describe below. You must select either Option A -- Asset Allocation or Option B -- Custom Selection with your initial contribution. If you elect Guaranteed minimum income benefit I -- Asset Allocation, your contract is restricted to Option A. If you elect Guaranteed minimum income benefit II -- Custom Selection or if you don't elect a Guaranteed minimum income benefit, you can choose either Option A or Option B. Upon conversion of GMIB to GWBL, your contract will be restricted to Option A. For more information about allocation changes upon an automatic conversion to the Guaranteed withdrawal benefit for life, see "Automatic conversion" in "Guaranteed withdrawal benefit for life" later in this Prospectus.

In addition, if you are permitted to allocate contributions of more than $1,500,000 to Accumulator(R) series contracts with the same owner or annuitant, we may restrict your contract to Option A. Subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit new allocation instructions on a form that we provide. We will not honor letters of instruction directing the allocation. If you submit new allocation instructions for subsequent contributions under Option B, those allocation instructions must comply with the Option B rules that are in effect at the time that you submit the new allocation instructions. Under certain circumstances you may be able or required to switch from Option A or B to the other, under rules we discuss below.


OPTION A -- ASSET ALLOCATION

Under Option A, the Asset Allocation option, all of your account value must be allocated to one or more of the following options: (1) the AXA Strategic Allocation Portfolios; (2) the guaranteed interest option; (3) the EQ/Money Market Portfolio; and (4) the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

Allocations must be in whole percentages, and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions for contracts issued in certain states. See Appendix VI later in this Prospectus for state variations. Dollar cost averaging programs are available in connection with Option A, and they are discussed in "Dollar cost averaging" below.

You can rebalance your account value under Option A by submitting a request to rebalance your account value as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only) and must comply with the limits regarding transfers into and out of the guaranteed interest option. You can rebalance only to the investment options available under Option A.

When we rebalance your account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change.



                                               35 CONTRACT FEATURES AND BENEFITS

OPTION B -- CUSTOM SELECTION

Under Option B, the Custom Selection option, all of your account value must be:
(1) allocated to the variable investment options according to the category and investment option limits described below; or (2) allocated to the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). The guaranteed interest option is not available under Option B.

If you do not elect the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts), all of your account value must be allocated among the investment options in the following four categories:

   Category 1 -- Fixed Income
     EQ/Core Bond Index
     EQ/Intermediate Government Bond Index
     EQ/Money Market
     EQ/Quality Bond PLUS
     Multimanager Core Bond

   Category 2 -- Core Diversified Equity
     AXA Balanced Strategy
     AXA Conservative Growth Strategy
     AXA Conservative Strategy
     AXA Growth Strategy
     AXA Moderate Growth Strategy
     EQ/BlackRock Basic Value Equity
     EQ/Boston Advisors Equity Income
     EQ/Capital Guardian Research
     EQ/Common Stock Index
     EQ/Equity 500 Index
     EQ/Franklin Templeton Allocation
     EQ/JPMorgan Value Opportunities
     EQ/Large Cap Core PLUS
     EQ/Large Cap Growth Index
     EQ/Large Cap Growth PLUS
     EQ/Large Cap Value Index
     EQ/Large Cap Value PLUS
     EQ/Lord Abbett Large Cap Core
     EQ/T. Rowe Price Growth Stock
     EQ/UBS Growth and Income
     EQ/Wells Fargo Omega Growth
     Multimanager Large Cap Core Equity
     Multimanager Large Cap Value

   Category 3 -- Small Cap/Mid Cap/International
     EQ/AllianceBernstein Small Cap Growth
     EQ/International Equity Index
     EQ/International Value PLUS
     EQ/International Core PLUS
     EQ/MFS International Growth
     EQ/Mid Cap Index
     EQ/Mid Cap Value PLUS
     EQ/Oppenheimer Global
     EQ/Small Company Index
     Multimanager International Equity
     Multimanager Mid Cap Growth
     Multimanager Mid Cap Value
     Multimanager Small Cap Growth
     Multimanager Small Cap Value

   Category 4 -- Specialty
     EQ/AXA Franklin Small Cap Value Core
     EQ/Calvert Socially Responsible
     EQ/Davis New York Venture
     EQ/Morgan Stanley Mid Cap Growth
     EQ/Templeton Global Equity
     EQ/Van Kampen Comstock
     Multimanager Aggressive Equity
     Multimanager Large Cap Growth
     Multimanager Technology

Your contributions in the four categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits of Option B -- Custom Selection.



--------------------------------------------------------------------------------
                    1             2              3            4
                  FIXED          CORE       SMALL/MID/    SPECIALTY
    CATEGORY      INCOME     DIVERSIFIED   INTERNATIONAL
--------------------------------------------------------------------------------
Maximum           100%          70%           20%            10%
for category
--------------------------------------------------------------------------------
Minimum for        30%           0%            0%             0%
category
--------------------------------------------------------------------------------
Maximum           15%(1)       15%(2)        10%(3)           5%
for each
option
--------------------------------------------------------------------------------



(1) EQ/Core Bond Index, EQ/Intermediate Government Bond Index and EQ/Money Market have a 30% per option maximum limit.
(2) AXA Balanced Strategy, AXA Conservative Growth Strategy, AXA Conservative Strategy, AXA Growth Strategy and AXA Moderate Growth Strategy have a 70% per option maximum limit. EQ/Common Stock Index, EQ/Equity 500 Index, EQ/ Large Cap Growth Index and EQ/Large Cap Value Index have a 35% per option maximum limit.
(3) EQ/Mid Cap Index and EQ/Small Company Index have 20% per option maximum limit.


There are no minimum allocations for any one investment option. Allocations must be in whole percentages. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix VI later in this Prospectus for state variations.

QUARTERLY REBALANCING (OPTION B -- CUSTOM SELECTION ONLY). Under Option B, your account value will be rebalanced automatically each quarter of your contract year. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. The rebalance for the last quarter of the contract year will occur on the contract anniversary date. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract anniversary date. When we rebalance your account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have



                                              CONTRACT FEATURES AND BENEFITS  36
received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

TRANSFERS. Generally, you may transfer your account value among the variable investment options. However, under Option A, a transfer into the guaranteed interest option (other than a transfer pursuant to a dollar cost averaging program) will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

You may make transfers among the investment options available under Option B, provided that the transfer meets the category and investment option limits in place at the time of the transfer. In the remainder of this section, we explain our current Option B transfer rules, which we may change in the future. You may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. An investment option transfer under Option B does not automatically change your allocation instructions for the rebalancing of your account on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. If you wish to change your allocation instructions for the quarterly rebalancing of your account, these instructions must meet the category and investment option limits in place at the time of the transfer and must be made in writing on a form we provide and sent to the processing office. Please note, however, that an allocation change for future contributions will automatically change the rebalancing instructions on file for your account. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information about transferring your account value, please see "Transferring your money among investment options" later in this prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment limits in place at the time that the instructions are received.

POSSIBLE CHANGES TO THE CATEGORY AND INVESTMENT OPTION LIMITS. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories
(collectively, "category and investment option limits").

If we change our category and investment option limits, please note the following:

o Any amounts you have allocated among the variable investment options will not be automatically reallocated to conform with the new category and investment option limits.

o If your allocation instructions on file prior to a change to our category and investment option limits do not comply with our new category and investment option limits:

      -- you will not be automatically required to change your allocation instructions;

      -- if you make a subsequent contribution, you will not be required to change your allocation instructions;

      -- if you initiate a transfer, you will be required to change your instructions.

o Any change to your allocation instructions must comply with our new category and investment option limits. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.


SWITCHING BETWEEN OPTIONS

If you elect the Guaranteed minimum income benefit I - Asset Allocation, your contract will be restricted to Option A (even if you drop the Guaranteed minimum income benefit I - Asset Allocation). If you elect either Guaranteed minimum income benefit and it converts to the Guaranteed withdrawal benefit for life, your contract will be restricted to Option A at the time of the conversion. For more information about allocation changes upon an automatic conversion to the Guaranteed withdrawal benefit for life, see "Automatic conversion" in "Guaranteed withdrawal benefit for life" later in this Prospectus.

If you do not have the Guaranteed minimum income benefit I - Asset Allocation or have not converted to the Guaranteed withdrawal benefit for life, you may select either Option A or Option B. In addition, you may switch between Option A and Option B. There are currently no limits on the number of switches between options, but the Company reserves the right to impose a limit. If you move from one option to another, you are subject to the rules applicable to the new option that are in place at the time of the switch.


YOUR RESPONSIBILITY FOR ALLOCATION DECISIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



                                               37 CONTRACT FEATURES AND BENEFITS

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Under Option A or Option B, you may participate in the special dollar cost averaging program (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the special money market dollar cost averaging program (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). Under Option A, but not Option B, you may participate in one of two Investment simplifier programs or the general dollar cost averaging program. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Under Option A, your dollar cost averaging transfer allocations to the guaranteed interest option cannot exceed 25% of your dollar cost averaging transfer allocations. Under Option B, dollar cost averaging transfer allocations must also meet Custom Selection guidelines. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. If a transfer occurs on the same day as a rebalancing, the transfer will be processed before the rebalancing transaction. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.
--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. The special dollar cost averaging program is only available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Under Option A, you may allocate some or all of your contribution to the program. If you elect to allocate only some of your contribution to the program, the remaining contribution amount will be invested as directed in the investment options available under Option A. For amounts allocated to the program, you may provide allocation instructions different than the allocation instructions applicable to the amounts invested directly under Option A. Under Option B, if you elect the program, 100% of your contributions must be allocated to the program. Under the program, we will transfer account value into the investment options based on the most recent allocation instructions we have received from you. Under Option A or Option B, your initial allocation to the program must be at least $2,000 and you may allocate a subsequent contribution to an existing program as long as the contribution to the program is at least $250. Contributions into the program must be new contributions. In other words, you may not make transfers from amounts allocated in other investment options to initiate the program. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

We will transfer amounts from the account for special dollar cost averaging into the investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has expired, you may then elect to participate in the special dollar cost averaging program for an additional time period if you are still eligible to make contributions under your contract. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.


We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the special dollar cost averaging program is not available.


SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM. The special money market dollar cost averaging program is only available to Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into the other investment options. Under Option A, you may allocate some or all of your contributions to the program. If you elect to allocate only some of your contribution to the program, the remaining contribution amount will be invested as directed in the investment options available under Option A. For amounts allocated to the program, you may provide allocation instructions different than the allocation instructions applicable to the amounts invested directly under Option A. Under Option B, if you elect the program, 100% of your contributions must be allocated to the program. Under the program, we will transfer account value into the investment options based on the most recent allocation instructions we have received from you. Under Option A or Option B, your initial allocation to the program



                                              CONTRACT FEATURES AND BENEFITS  38
must be at least $2,000 and you may allocate a subsequent contribution to an existing program as long as the contribution to the program is at least $250. Contributions into the program must be new contributions. In other words, you may not make transfers from amounts allocated in other investment options to initiate the program.

You may elect to participate in a 3, 6 or 12-month program. Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other investment options you select. Once the time period you selected has expired, you may then elect to participate in the special money market dollar cost averaging program for an additional time period if you are still eligible to make contributions under your contract.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the investments according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the special money market dollar cost averaging program is not available.

GENERAL DOLLAR COST AVERAGING PROGRAM. Under Option A, if your account value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other investment options. Under Option A, the investment options to which transfers are made under the program may be different than the investment options you have selected for allocation of your contributions. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


INVESTMENT SIMPLIFIER. Under Option A, we offer two Investment simplifier options which are dollar cost averaging programs. You may not participate in an Investment simplifier option when you are participating in the special dollar cost averaging program (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the special money market dollar cost averaging program (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) or the general dollar cost averaging program. The Investment simplifier options are not available under Option B.

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options available under Option A. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator(R) and Accumulator(R) Elite(SM) contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the investment options available under Option A. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


INTERACTION OF DOLLAR COST AVERAGING AND INVESTMENT SIMPLIFIER WITH OTHER CONTRACT FEATURES AND BENEFITS

You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. If a dollar cost averaging transfer occurs on the same day as a rebalancing, the transfer will be processed before the rebalancing. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" below.



                                               39 CONTRACT FEATURES AND BENEFITS

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VI later in this Prospectus for more information on state availability.



CREDITS (for Accumulator(R) Plus(SM) contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4% or 5% of each contribution based on the following breakpoints and rules:

--------------------------------------------------------------------------------
                                            CREDIT PERCENTAGE
    FIRST YEAR TOTAL CONTRIBUTIONS             APPLIED TO
            BREAKPOINTS                      CONTRIBUTIONS
--------------------------------------------------------------------------------
Less than $350,000                                4%
$350,000 or more                                  5%
--------------------------------------------------------------------------------

The percentage of the credit is based on your total first year contributions. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below). For QP contracts only, the credit percentage will also be credited for contributions in the second and later contract years. Please note that we may discontinue acceptance of contributions, including within the first contract year. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date. The credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.


For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

      -- For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

      -- If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

      -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix IV later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

o Upon advance notice to you, we may discontinue acceptance of contributions within the first contract year. Therefore, you may have less than a year to reach your Expected First Year Contribution Amount. We would recover any Excess Credit at the end of the first contract year.

o     No indication of intent:

      -- For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

-- For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus)(1) Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

----------------------
(1) The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.


                                              CONTRACT FEATURES AND BENEFITS  40

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $4,000.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any benefit base increases as the result of an annual ratchet based on an increase in your account value, which does include credits. Credits are also not considered to be part of your investment in the contract for tax purposes.


We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Accumulator(R) Plus(SM) contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.


GUARANTEED MINIMUM DEATH BENEFIT AND
GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for a Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit" and "Guaranteed minimum death benefit" below.

If you add a Guaranteed minimum income benefit to your contract after issue, we will calculate each of the benefit bases described in this section using your account value on the contract date anniversary the Guaranteed minimum income benefit becomes effective under your contract (the "GMIB effective date") rather than your initial contribution, for purposes of determining the Guaranteed minimum income benefit. See "Adding the Guaranteed minimum income benefit after issue" later in this section. When we describe withdrawals and additional contributions in this section, we mean withdrawals and additional contributions made after the GMIB effective date.

As discussed immediately below, when calculating your Guaranteed minimum income benefit and Guaranteed minimum death benefit, one of your benefit bases may apply: (1) the Standard death benefit is based on the Standard death benefit benefit base; (2) the Annual Ratchet to age 80 enhanced death benefit is based on the Annual Ratchet to age 80 benefit base; (3) Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 for the "Greater of" GMDB I enhanced death benefit AND GMIB I - Asset Allocation are based on the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base; or (4) Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 for the "Greater of" GMDB II enhanced death benefit AND GMIB II - Custom Selection are based on the 5% Roll-up to age 80 benefit base and the Annual Ratchet to age 80 benefit base. The Guaranteed minimum death benefits under options 3 and 4 are collectively referred to as the "Greater of" enhanced death benefits.


STANDARD DEATH BENEFIT

Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

5% ROLL-UP TO AGE 80 BENEFIT BASE
(USED FOR THE "GREATER OF" GMDB I ENHANCED DEATH BENEFIT, "GREATER OF" GMDB II ENHANCED DEATH BENEFIT, GMIB I - ASSET ALLOCATION AND GMIB II - CUSTOM SELECTION)

Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; plus

o     daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

The effective annual roll-up rate credited to this benefit base is:

o 5% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts but excluding all other amounts allocated to



                                               41 CONTRACT FEATURES AND BENEFITS
      the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator(R) and Accumulator(R) Elite(SM) contracts only). Please see Appendix VI later in this Prospectus to see what applies in your state; and

o 2% with respect to the EQ/Money Market variable investment option and the guaranteed interest option (if applicable).

Each daily roll-up is included in the benefit base for purposes of calculating the daily roll-up the next day, so the benefit base compounds daily at the effective annual rate noted above.

The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 80th birthday.

See Appendix III for an example of the relationship between the benefit base calculated based on the 5% Roll-up to age 80 and a hypothetical account value.

Please see "Our administrative procedures for calculating your Roll-up benefit base following a transfer" later in the Prospectus for more information about how we calculate your Roll-up benefit base when you transfer account values between investment options with a 5% roll-up rate and investment options with a 2% roll up rate.

ANNUAL RATCHET TO AGE 80 BENEFIT BASE
(USED FOR THE ANNUAL RATCHET TO AGE 80 ENHANCED DEATH BENEFIT, "GREATER OF" GMDB I OR "GREATER OF" GMDB II ENHANCED DEATH BENEFIT AND FOR THE CORRESPONDING GUARANTEED MINIMUM INCOME BENEFIT)

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                      or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 80th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional subsequent contributions made after the date of such withdrawal),

                                      or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 80th birthday (plus any subsequent contributions made since the most recent Annual Ratchet after the date of such withdrawal).

See Appendix III for an example of the relationship between the benefit base calculated based on the Annual Ratchet to age 80 and a hypothetical account value.


"GREATER OF" GMDB I ENHANCED DEATH BENEFIT, "GREATER OF" GMDB II ENHANCED DEATH BENEFIT, GMIB I - ASSET ALLOCATION AND GMIB II - CUSTOM SELECTION BENEFIT BASES


Your benefit base is equal to the greater of the benefit base computed for the 5% Roll-up to age 80 or the benefit base computed for the Annual Ratchet to age 80, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised prior to the contract date anniversary following age 80. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


ROLL-UP BENEFIT BASE RESET

As described in this section, you will be eligible to reset your Guaranteed minimum income benefit Roll-up benefit base on certain contract date anniversaries. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-up benefit base. The Roll-up continues to age 80 on any reset benefit base.

If you elect GMIB I - Asset Allocation with or without the "Greater of" GMDB I enhanced death benefit, you are eligible to reset the Roll-up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 80th birthday.

If you elect GMIB II - Custom Selection with or without the "Greater of" GMDB II enhanced death benefit, you are eligible to reset the Roll-up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your first contract date anniversary and ending with the contract date anniversary following your 80th birthday.

If you elect both a "Greater of" enhanced death benefit and a Guaranteed minimum income benefit, the Roll-up benefit bases for both are reset simultaneously when you request a Roll-up benefit base reset. You cannot elect a Roll-up benefit base reset for one benefit and not the other.

We will send you a notice in each year that the Roll-up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

--------------------------------------------------------------------------------

ONE-TIME RESET OPTION - resets your Roll-up benefit base on a single contract date anniversary.
AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-up benefit base on each contract date anniversary you are eligible for a reset.
AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-up benefit base on each contract date anniversary, if eligible, for the period you designate.

--------------------------------------------------------------------------------

If your request to reset your Roll-up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-up benefit base will reset on the next contract date anniversary if you are eligible for a reset.


One-time reset requests will be processed as follows:

                                              CONTRACT FEATURES AND BENEFITS  42

(i) if your request is received within 30 days following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;


(ii) if your request is received outside the 30 day period following your contract date anniversary, your Roll-up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.


Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.


If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. If you die before the contract date anniversary following age 80 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary until the contract date anniversary following the spouse's age 80 as described above.

If you elect to reset your Roll-up benefit bases, we may increase the charge for the Guaranteed minimum income benefit and the "Greater of" enhanced death benefit. There is no charge increase for the Annual Ratchet to age 80 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset. See "Exercise rules" under "Guaranteed minimum income benefit" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" under "Accessing your money" below for more information. Please note that in most cases, resetting your Roll-up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus.

If you are a traditional IRA or QP contract owner, before you reset your Roll-up benefit base, please consider the effect of the waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you convert from a QP contract to an IRA, your waiting period for the reset under the IRA contract will include any time that you were a participant under the QP contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle that you maintain. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts" later in this Prospectus.



ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.


GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit ("GMIB") if you elect it at issue. If you add the benefit to your contract after issue, certain additional requirements apply, and the way the benefit is calculated may differ from how it is calculated if you elect it at issue. See "Adding the Guaranteed minimum income benefit after issue" later in this section.

The Guaranteed minimum income benefit is available to owners ages 20-75 (ages 20-70 for Accumulator(R) Plus(SM) contracts).

You may elect one of the following:

o The Guaranteed minimum income benefit I - Asset Allocation that includes the 5% Roll-up benefit base ("GMIB I - Asset Allocation").

o The Guaranteed minimum income benefit II - Custom Selection that includes the 5% Roll-up benefit base ("GMIB II - Custom Selection").

Both options include the ability to reset your Guaranteed minimum income benefit base. See "Roll-up benefit base reset" earlier in this section. Under GMIB I - Asset Allocation, you are restricted to the investment options available under Option A - Asset Allocation. Under GMIB II - Custom Selection, you can choose either Option A - Asset Allocation or Option B - Custom Selection. You should not elect GMIB II--Custom Selection and invest your account value in Option A if you plan to never switch to Option B, since GMIB I--Asset Allocation's optional benefit charge is lower and offers Option A.

If you elect the Guaranteed minimum income benefit I - Asset Allocation, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the "Greater of" GMDB I enhanced death benefit. You may not elect the "Greater of" GMDB II enhanced death benefit.

If you elect the Guaranteed minimum income benefit II--Custom Selection, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the "Greater of" GMDB II enhanced death benefit. You may not elect the "Greater of" GMDB I enhanced death benefit.

If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which



                                               43 CONTRACT FEATURES AND BENEFITS
is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

This feature is not available for an Inherited IRA. If you are using the contract to fund a charitable remainder trust (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. If the owner was older than age 60 at the time an IRA or QP contract was issued or the Guaranteed minimum income benefit was added to the contract, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years.

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.
--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------
When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator(R) Series contract) (if exercised prior to age 80), to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE." In general, if your account value falls to zero (except as discussed below), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

o If your aggregate withdrawals during any contract year exceed 5% of the Roll-up benefit base (as of the beginning of the contract year or in the first contract year, for contracts in which the Guaranteed minimum income benefit is elected at issue, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 80.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 5% of your Roll-up benefit base at the beginning of the contract year.

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).



                                              CONTRACT FEATURES AND BENEFITS  44

EXERCISE RULES. The latest date you may exercise the Guaranteed minimum income benefit is the 30th day following the contract date anniversary following your 80th birthday. Withdrawal charges, if any, will not apply when the Guaranteed minimum income benefit is exercised at age 80. Other options are available to you on the contract date anniversary following your 80th birthday. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. In addition, eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary or GMIB effective date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 70 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary or GMIB effective date anniversary.

o If you were at least age 71 and no older than age 75 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following the contract date anniversary at age 80.

Please note:



(i) if you were age 70 when the contract was issued or elected to add the Guaranteed minimum income benefit when you were 69, but turned 70 before the GMIB effective date or the Roll-up benefit base was reset when you were between the ages of 70 and 80, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 80;

(ii) for Accumulator(R) Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Series QP contract into an Accumulator(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii) since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the Guaranteed minimum income benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


(iv) if you reset the Roll-up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age
      80. Please note that in most cases, resetting your Roll-up benefit base will lengthen the waiting period;

(v) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue or on the GMIB effective date, if the Guaranteed minimum income benefit is added after issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the Guaranteed minimum income benefit, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date (or GMIB effective date) will continue to apply for purposes of the exercise rules;

(vi) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


ADDING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may be eligible to add the Guaranteed minimum income benefit to your contract after issue (subject to the requirements described below) so long as:
(i) no more than three months have elapsed since your contract was issued, or
(ii) we continue to offer the Guaranteed minimum income benefit in the form described earlier in this section, including the maximum charge and the roll-up rate, in the state in


                                               45 CONTRACT FEATURES AND BENEFITS
which your contract was issued. Check with your financial professional to see whether we are still offering this version of the Guaranteed minimum income benefit in your state.

If you add the Guaranteed minimum income benefit after issue, it will function as described earlier in this section, under "Guaranteed minimum income benefit", with certain exceptions:

o The owner (and joint owner, if any) must be between the ages of 20 and 74 on the date we receive your election form at our processing office in good order (the "GMIB addition date").

o The Guaranteed minimum income benefit will become effective under your contract on the contract date anniversary that follows the GMIB addition date (the "GMIB effective date"). If the GMIB addition date is a contract date anniversary, the GMIB effective date will be that date as well.

o Your initial Guaranteed minimum income benefit base will be equal to the account value on the GMIB effective date. Subsequent adjustments to your Guaranteed minimum income benefit base will be calculated as described above in the section "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" earlier in this Prospectus.

o If you elected Guaranteed minimum income benefit I - Asset Allocation at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit II - Custom Selection. If you elected Guaranteed minimum income benefit II - Custom Selection at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit I - Asset Allocation.


o If you add the Guaranteed minimum income benefit I - Asset Allocation after issue, you must reallocate your investment options to Option A if you were previously in Option B.


o If you have collaterally assigned all or a portion of the value of your NQ contract, you must terminate the collateral assignment before you elect the Guaranteed minimum income benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus.


DROPPING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may drop the Guaranteed minimum income benefit from your contract after issue, subject to the following restrictions:

o For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contract holders:

      -- You may not drop the Guaranteed minimum income benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

      -- If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the latest of: (1) the expiration of any withdrawal charges in effect under your contract,
            (2) the contract date anniversary following the GMIB effective date, and (3) four years from the date that the contract was issued.

o     For Accumulator(R) Select(SM) contract holders:

      -- If you elect the Guaranteed minimum income benefit at issue, you may not drop the benefit until the fourth contract date anniversary following the GMIB effective date.

      -- If you add the Guaranteed minimum income benefit after your contract is issued, you many not drop the benefit until the later of the fourth contract date anniversary and the first contract date anniversary following the GMIB effective date.

o The Guaranteed minimum income benefit will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed minimum income benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed minimum income benefit charge for the contract year on that date.

o If you elect the "Greater of" GMDB I or "Greater of" GMDB II and the corresponding Guaranteed minimum income benefit, and subsequently drop the Guaranteed minimum income benefit prior to age 80, we will no longer deduct the Guaranteed minimum income benefit charge. We will also automatically terminate the Guaranteed minimum death benefit charge and apply the standard death benefit.


If a benefit has been dropped, you will receive a letter confirming that the benefit has been dropped. If you drop the Guaranteed minimum income benefit you will not be permitted to add the Guaranteed minimum income benefit to your contract again and you will continue to be restricted to Option A for your investment options. See "Guaranteed minimum death benefit" below for more information regarding how dropping the Guaranteed minimum income benefit will affect the Guaranteed minimum death benefit.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a Standard death benefit. If you do not elect one of the enhanced death benefits described below when your contract is issued, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Standard death benefit, whichever provides the higher amount. The Standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable under your Accumulator(R) Series contract). The Standard death benefit is available to all owners.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator(R) Series contract), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. However, dropping a Guaranteed minimum income benefit can cause a "Greater of" enhanced death benefit to also be dropped. Please see below and "Payment of death benefit" later in this Prospectus for more information.

You may choose from three enhanced death benefit options:

o     Annual Ratchet to age 80;


o The "Greater of" GMDB I: Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit I - Asset Allocation); and



                                              CONTRACT FEATURES AND BENEFITS  46

o The "Greater of" GMDB II: Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit II - Custom Selection).


The Annual Ratchet to age 80 enhanced death benefit can be elected by itself. Each "Greater of" enhanced death benefit is available only with the corresponding Guaranteed minimum income benefit. Therefore, the "Greater of" GMDB I enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit I - Asset Allocation. The "Greater of" GMDB II enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit II - Custom Selection. Each enhanced death benefit has an additional charge. There is no additional charge for the Standard death benefit.

If you elect to drop the Guaranteed minimum income benefit before the contract date anniversary following age 80, the "Greater of" enhanced death benefit will be dropped automatically.

If the Guaranteed minimum income benefit is dropped without converting to the Guaranteed withdrawal benefit for life within 30 days of the contract date anniversary following age 80, then the "Greater of" enhanced death benefit will be retained, along with the associated charges and withdrawal treatment. If a benefit has been dropped, you will receive a letter confirming that the drop has occurred. See "Dropping the Guaranteed minimum income benefit after issue" earlier in this section for more information.

If the "Greater of" enhanced death benefit is dropped, your death benefit value will be what the value of the Standard Death Benefit would have been if the Standard Death Benefit were elected at issue. If the "Greater of" enhanced death benefit is dropped on a contract anniversary, the charges will be taken, but will not be taken on future contract date anniversaries. If the "Greater of" enhanced death benefit is not dropped on a contract anniversary, then the pro rata portion of the fees will be charged before future charges become non-applicable.

If you elect one of the enhanced death benefit options described above and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced automatically with the Standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


Subject to state availability (see Appendix VI later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the enhanced death benefits described above.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


If you purchase a "Greater of" enhanced death benefit with a Guaranteed minimum income benefit, you will be eligible to reset your Roll-up benefit base. See "Roll-up benefit base reset" earlier in this section.


Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.



EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix VI later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ or IRA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The additional death benefit will be 40% of:

the greater of:

o     the account value, or

o     any applicable death benefit

decreased by:

o     total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator(R) Plus(SM) contracts, credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the



                                               47 CONTRACT FEATURES AND BENEFITS
account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator(R) Plus(SM) contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o     the account value, or

o     any applicable death benefit

decreased by:

o     total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix V.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. Your spouse beneficiary or younger spouse joint owner must be 75 or younger when he or she becomes the successor owner for the Earnings enhancement benefit that had been elected at issue to continue after your death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VI later in this Prospectus to see if this feature is available in your state.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). The opportunity to convert from the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life is the contract date anniversary following age 80. You may elect to make this conversion only during the 30 days after the contract anniversary following the attainment of age 80.
--------------------------------------------------------------------------------
When an Owner (or, if applicable, the older Owner) elects to convert, the "Conversion effective date" is the contract date anniversary immediately preceding the election.
The "Conversion transaction date" is the date that the Owner affirmatively elects to convert within the 30-day window. If the Owner makes no election to convert, the Conversion transaction date is the 30th day after the contract anniversary following age 80.
--------------------------------------------------------------------------------
A benefit base reset for the Guaranteed minimum income benefit does not extend the waiting period during which you can convert.

If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the contract date anniversary following age 80 ("last exercise date"), you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:

o You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

o You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;

o You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

IF YOU TAKE NO ACTION WITHIN 30 DAYS AFTER THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 80, THE GUARANTEED MINIMUM INCOME BENEFIT WILL CONVERT AUTOMATICALLY TO THE SINGLE LIFE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. You will receive a confirmation notice after the automatic conversion occurs.

If you exercise the Guaranteed minimum income benefit, it will function as described earlier in this Prospectus under "Guaranteed minimum income benefit". If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.

You should not convert the Guaranteed minimum income benefit to this benefit (or permit the benefit to convert) if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);



                                              CONTRACT FEATURES AND BENEFITS  48

o You are not interested in taking withdrawals prior to the contract's maturity date; or

o You are using the contract to fund a QP contract where withdrawal restrictions under the qualified plan may apply.

For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


ADDITIONAL OWNER AND ANNUITANT REQUIREMENTS

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is limited by the age and timing requirements described below under "Guaranteed annual withdrawal amount".

SINGLE OWNER. If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life ("Single life") option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life ("Joint life") option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

JOINT OWNERS. If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse's age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner's spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

NON-NATURAL OWNER. Contracts with non-natural owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant's spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.


GWBL BENEFIT BASE

Upon conversion of the Guaranteed minimum income benefit to GWBL, your GWBL benefit base is equal to either your account value or the applicable Guaranteed minimum income benefit base, as described below under "Guaranteed annual withdrawal amount". It will increase or decrease, as follows:

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet".

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. The initial Guaranteed annual withdrawal amount is calculated as of the Conversion effective date. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under "Effect of Excess withdrawals". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator(R) Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

SINGLE LIFE. If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the



                                               49 CONTRACT FEATURES AND BENEFITS

Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.

In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.



--------------------------------------------------------------------------------
                  IF YOU HAVE THE GMIB I - ASSET ALLOCATION OR
                           GMIB II - CUSTOM SELECTION
--------------------------------------------------------------------------------
                A                                          B
Applicable percentage of account             Applicable percentage of Guaran-
               value                            teed minimum income benefit
                                                           base
               6.0%                                       5.0%
--------------------------------------------------------------------------------



For example, if on the Conversion effective date your GMIB I--Asset Allocation or GMIB II--Custom Selection benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $6,000. This is because $115,000 (the Guaranteed minimum income benefit base) multiplied by 5.0% (the percentage in Column B) equals only $5,750, while $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals $6,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 6.0%.

On the other hand, if on the Conversion effective date your GMIB I--Asset Allocation or GMIB II-- Custom Selection benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $10,000. This is because $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals only $6,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 5.0% (the percentage in Column B) equals $10,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 5.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

JOINT LIFE/SUCCESSOR OWNER. If you hold an IRA or NQ contract, you may convert your Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life. You must affirmatively request that the benefit be converted and your spouse must be at least age 70 on the Conversion effective date. If the younger spouse is younger than 70 as of the Conversion effective date, the election of Joint life will not be available, even if the contract was issued to spousal joint owners. The successor owner must be the owner's spouse. For NQ contracts, the successor owner can be designated as a joint owner. See "Additional owner and annuitant requirements" earlier in this section for more information regarding the requirements for naming a successor owner. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life following age 80 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date. If you do add a Joint life contract, your spouse must submit any requested information.


For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on your age or the age of your spouse, whoever is younger, as set forth in the following table.


--------------------------------------------------------------------------------
            IF YOU HAVE THE GMIB I - ASSET ALLOCATION OR
                     GMIB II - CUSTOM SELECTION

      Younger               A                           B
   spouse's age    Applicable percent-        Applicable percentage
                   age of account value        of Guaranteed mini-
                                                mum income benefit
                                                       base
--------------------------------------------------------------------------------

        85+                5.5%                       4.0%
       80-84               5.0%                       3.5%
       75-79               4.5%                       3.0%
       70-74               4.0%                       2.5%
--------------------------------------------------------------------------------


For example, if on the Conversion effective date your account value is $100,000, your GMIB I--Asset Allocation or GMIB II--Custom Selection benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $4,000. This is because $100,000 (the account value) multiplied by 4.0% (the percentage in Column A for the younger spouse's age band) equals $4,000, while $150,000 (the Guaranteed minimum income benefit base) multiplied by 2.5% (the percentage in Column B for the younger spouse's age band) equals $3,750. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.


                                              CONTRACT FEATURES AND BENEFITS  50

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column
A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 4.5%, and your Guaranteed annual withdrawal amount would increase to $7,200.

You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse's age as of the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

For conversion at age 80, if you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse's age as of the conversion effective date. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 70 on the Conversion effective date. (Withdrawals taken during the applicable period following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large as described earlier in this section.)

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section. The Applicable percentage will not be adjusted to a Single life percentage.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP contracts are not permitted in connection with this benefit. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.



EFFECT OF EXCESS WITHDRAWALS

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The entire withdrawal amount will reduce the GWBL benefit base on a pro rata basis (which means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage).

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount



                                               51 CONTRACT FEATURES AND BENEFITS
is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. You have withdrawn 10% of your account value. As your benefit base is $100,000 before the withdrawal, it would also be reduced by 10% or $10,000 (10% of $100,000) and your new benefit base would be $90,000 ($100,000 minus $10,000).
In addition, your Guaranteed annual withdrawal amount is reduced to $4,500 (5.0% of $90,000), instead of the original $5,000. See "How withdrawals affect your GWBL" later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator(R) Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.

In general, if your contract is a traditional IRA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse's attained age at the time of the ratchet. For Single life contracts, if the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%. For both Single life and Joint life contracts, your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Prospectus.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the Conversion transaction date.


INVESTMENT OPTIONS

While the Guaranteed withdrawal benefit for life is in effect, investment options will be restricted to Option A. If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.

If the Guaranteed withdrawal benefit for life is dropped, the available investment options will revert to the investment options that were originally available under the contract, pursuant to the Guaranteed minimum income benefit that had been elected.


AUTOMATIC CONVERSION

AT AGE 80, IF YOU TAKE NO ACTION DURING THE 30 DAYS AFTER THE CONVERSION EFFECTIVE DATE, AND PERMIT YOUR GUARANTEED MINIMUM INCOME BENEFIT TO CONVERT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AUTOMATICALLY, WE WILL REALLOCATE ANY PORTION OF YOUR ACCOUNT VALUE INVESTED IN INVESTMENT OPTIONS OTHER THAN THOSE AVAILABLE UNDER OPTION A TO THE AXA BALANCED STRATEGY PORTFOLIO AS PART OF THE AUTOMATIC CONVERSION, ON THE CONVERSION TRANSACTION DATE. You will be able to reallocate your account value, subject to Option A limits at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth earlier in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under "Joint life" earlier in this section. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.

If the AXA Balanced Strategy Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.

Upon conversion, a recurring optional rebalancing program is not available; instead, you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request.


DOLLAR COST AVERAGING

Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging



                                              CONTRACT FEATURES AND BENEFITS  52

(for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) on that date will be invested in the AXA Balanced Strategy Portfolio. If the AXA Balanced Strategy Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above in "Automatic conversion."

You may elect a new Investment simplifier or general dollar cost averaging program after conversion, but the special dollar cost averaging program (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the special money market dollar cost averaging program (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) will not be available after conversion. See "Dollar cost averaging" in "Allocating your contributions" earlier in this section.


EARNINGS ENHANCEMENT BENEFIT

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.


GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further Annual Ratchets or Roll-ups of the death benefit as of the contract anniversary following age 80. See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-ups and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

ANNUITY MATURITY DATE. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." The minimum death benefit will be reduced pro rata by each payment. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Series contract.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator(R) Series contract, as described in "Charges and expenses" later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL" later in this Prospectus.

o Withdrawals are not considered annuity payments for tax purposes. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.




                                               53 CONTRACT FEATURES AND BENEFITS

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL" later in this Prospectus, even if pursuant to a divorce decree.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, a Joint life GWBL will have little or no value to the surviving same-sex spouse or partner. You should consult with your tax adviser for more information on this subject.


DROPPING THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AFTER CONVERSION

You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit, subject to the following restrictions:

o You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect under your Accumulator(R) Series contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your Accumulator(R) Series contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

o The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.

o After the Guaranteed withdrawal benefit for life is dropped, the withdrawal treatment for the Guaranteed minimum death benefit will continue on a pro rata basis.

o If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will be able to invest in any of the investment options offered under the Guaranteed minimum income benefit that you had originally elected.

o Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner's death.

After your request has been processed, you will receive a letter confirming that the Guaranteed withdrawal benefit for life has been dropped.

See "Investment options" earlier in this section for information regarding how dropping the Guaranteed withdrawal benefit for life would affect your investment options.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


(For Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts only)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO" ) restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.


WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:



                                              CONTRACT FEATURES AND BENEFITS  54

o     beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

o eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.


HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."


LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

When the Inherited IRA beneficiary continuation contract is owned by an IRA beneficiary:

o The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. Subsequent contributions are limited to the first contract year only (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only).

o The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return.

When the Inherited IRA beneficiary continuation contract is owned by a Non-spousal Applicable Plan beneficiary:

o The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o     There are no subsequent contributions.

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

Features of the Inherited IRA beneficiary continuation contract which apply to either type of owner:

o The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.



                                               55 CONTRACT FEATURES AND BENEFITS

o An inherited IRA beneficiary continuation contract is not available for owners over age 70.


o     You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o The GMIB I--Asset Allocation, GMIB II--Custom Selection and the "Greater of" enhanced death benefits, Spousal continuation, special dollar cost averaging program, special money market dollar cost averaging program and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply (if applicable under your Accumulator(R) Series contract). If you had elected an enhanced death benefit, it will no longer be in effect and charges for such benefit will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VI to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option and (iii) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

For Accumulator(R) Plus(SM) contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

o     you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.


                                              CONTRACT FEATURES AND BENEFITS  56

2. DETERMINING YOUR CONTRACT'S VALUE


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging (applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges (not applicable to Accumulator(R) Select(SM) contracts). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i) increased to reflect additional contributions (plus the credit for Accumulator(R) Plus(SM) contracts);

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges if applicable under your Accumulator(R) Series contract); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VI later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.

                                            57 DETERMINING YOUR CONTRACT'S VALUE

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

o Under Option A, a transfer into the guaranteed interest option (other than a dollar cost averaging transfer) will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

o Under Option B, you may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with transfer rules described under "Allocating your contributions" earlier in the Prospectus.

Some states may have additional transfer restrictions. Please see Appendix VI later in this Prospectus.


In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.



The maximum amount that may be transferred from the guaranteed interest option to any investment option in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year;

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing or through Online Account Access. Under Option A, you may also request a transfer by telephone using TOPS. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number;

(2) the dollar amounts or percentages of your current account value to be transferred; and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

As explained under "5% Roll-up to age 80 benefit base" earlier in the Prospectus, the 5% roll-up rate applies with respect to most investment options, but a 2% roll-up rate applies with respect to the EQ/Money Market variable investment option or the guaranteed interest option (not including any amounts allocated to the account for special dollar cost averaging or special money market dollar cost averaging).

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 5% and the other portion that is rolling up at 2%. If you transfer account value from a 5% option to a 2% option, all or a portion of your benefit base will transfer from the 5% benefit base segment to the 2% benefit base segment. Similarly, if you transfer account value from a 2% option to a 5% option, all or a portion of your benefit base will transfer from the 2% segment to the 5% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.

This means that we calculate the percentage of current account value in the investment options with a 5% roll-up rate that is being transferred to an investment option with a 2% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one



                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  58
segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

o For example, if your account value is $30,000 and has always been invested in 5% investment options, and your benefit base is $40,000 and is all rolling up at 5%, and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 2% investment option), then we will transfer 50% of your benefit base ($20,000) from the 5% benefit base segment to the 2% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 5% and $20,000 will roll-up at 2%. In this example , the amount of your Roll-up benefit base rolling up at 2% is more than the dollar amount of your transfer to a 2% investment option.

o For an additional example, if your account value is $40,000 and has always been invested in 2% investment options, and your benefit base is $30,000 and is all rolling up at 2%, and you transfer 50% of your account value ($20,000) to a 5% investment option, then we will transfer 50% of your benefit base ($15,000) from the 2% benefit base segment to the 5% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 5% and $15,000 will roll-up at 2%. In this example, the dollar amount of your benefit base rolling up at 5% is less than the dollar amount of your transfer to a 5% investment option.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.



                             59 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

If you elect Option A for your investment options, a recurring optional rebalancing program is not available, instead you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request. If you elect Option B, we require an automatic quarterly rebalancing program. For more information about Options A and B and the rebalancing program under Option B, see "Allocating your contributions" earlier in this Prospectus.


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  60

4. ACCESSING YOUR MONEY


--------------------------------------------------------------------------------


WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the applicable investment options. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your GWBL" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                          METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
 Contract(1)      Auto-    Partial   System-    Pre-age    Lifetime
                  matic                atic     59-1/2     required
                   pay-                          sub-      mini-
                   ment                       stantially   mum
                  plans                          equal     distribu-
                  (GWBL                                    tion
                  only)
--------------------------------------------------------------------------------
NQ                 Yes       Yes       Yes        No       No
--------------------------------------------------------------------------------
Traditional IRA    Yes       Yes       Yes        Yes      Yes
--------------------------------------------------------------------------------
Roth IRA           Yes       Yes       Yes        Yes      No
--------------------------------------------------------------------------------
Inherited IRA       No       Yes        No        No       (2)
--------------------------------------------------------------------------------
QP(3)              Yes       Yes        No        No       Yes
--------------------------------------------------------------------------------



(1) Please note that not all contract types are available under the Accumulator(R) Series of contracts.
(2) The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(3) All payments are made to the plan, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.
--------------------------------------------------------------------------------
Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information.
--------------------------------------------------------------------------------

AUTOMATIC PAYMENT PLANS

(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. You must wait at least 28 days from the Conversion effective date before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with an Annual Ratchet.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with an Annual Ratchet. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

For all contracts except Accumulator(R) Select(SM), partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.


SYSTEMATIC WITHDRAWALS

(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following


                                                         61 ACCESSING YOUR MONEY
percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. Systematic withdrawals are not available if the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

For all contracts except Accumulator(R) Select(SM), systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

If you are taking systematic withdrawals at the time the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan at the time of the conversion to the Guaranteed withdrawal benefit for life, and you will be advised to cancel this election in the Systematic Withdrawal election form and in the Guaranteed minimum income benefit exercise notice.



SUBSTANTIALLY EQUAL WITHDRAWALS
(traditional IRA, Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them;
(ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator(R) Select(SM), substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Also, the substantially equal withdrawal program is not available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(traditional IRA and QP contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also,



                                                        ACCESSING YOUR MONEY  62
the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under defined benefit QP contracts.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic required minimum distribution payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.
--------------------------------------------------------------------------------
For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------
We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

FOR CONTRACTS WITH GWBL. Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator(R) Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

If you are enrolled in our automatic RMD service and are taking systematic withdrawals at the time the Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If your systematic withdrawal payment is a fixed dollar amount, rather than a percentage of your account value, the December 1st RMD payment will factor into any December systematic withdrawal payment. The December 1st RMD payment will not be treated as an Excess withdrawal, but any subsequent systematic withdrawals in the same contract year may be treated as Excess withdrawals. If by December 1st your systematic withdrawals have equaled or exceeded your RMD amount, any withdrawal that exceeds the Guaranteed annual withdrawal amount will be treated as an Excess withdrawal.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 5% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of tax-qualified contracts (IRA and QP) generally should not reset the Roll-up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Roll-up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


We will subtract your withdrawals on a pro rata basis from your account value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals (including RMDs) will reduce your benefits on either a pro rata or dollar-for-dollar basis. Unless otherwise stated, the withdrawal deductions will be on a pro rata basis.

Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit base by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have with-


                                                         63 ACCESSING YOUR MONEY
drawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


If the Guaranteed minimum income benefit is elected at issue, during the first year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each benefit's 5% Roll-up to age 80 benefit base on a pro rata basis. Beginning on the first day of the 2nd contract year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II--Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefit's 5% Roll-up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

If the Guaranteed minimum income benefit is elected after the contract is issued, withdrawals (including any applicable withdrawal charges), will reduce each benefit's 5% Roll-up to age 80 benefit base on a pro rata basis for the remainder of the contract year in which the benefit was added. Beginning on the first day of the contract year following the contract year in which the Guaranteed minimum income benefit is added, withdrawals will reduce each of the benefit's Roll-up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-up benefit base.


When an RMD withdrawal using our RMD program occurs, the waiting period for dollar-for-dollar withdrawals will not apply and the entire withdrawal amount will reduce the roll-up benefit base on a dollar-for-dollar basis. Reduction on a dollar-for-dollar basis means that your 5% Roll-up to age 80 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 80 benefit base will always be reduced on a pro rata basis.


If dollar-for-dollar withdrawals were to be allowed in the first contract year, for both of the Guaranteed minimum income benefits and "Greater of" enhanced death benefits, the dollar-for-dollar withdrawal amount for the first contract year will be determined using all contributions received in the first 90 days after contract issue. For QP contracts, after the first contract year, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year even if the benefit is added after issue.

For certain existing contract owners, the affect of withdrawals on your Guaranteed minimum income benefit and Guaranteed minimum death benefit is different. Please see Appendix VII -- "Contract variations" for more information.


If you convert from a QP contract to an IRA, your waiting period for the dollar-for-dollar withdrawal under the IRA contract will include any time that you were a participant under the QP contract.

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, any subsequent withdrawals from your contract will reduce your Guaranteed minimum death benefit base on a pro rata basis regardless of the type of "Greater of" enhanced death benefit you had elected. If you drop the Guaranteed minimum income benefit at age 80 without converting it to the Guaranteed withdrawal benefit for life, your death benefit will retain its original withdrawal treatment. See "Dropping the Guaranteed minimum income benefit after issue" described earlier under "Contract features and benefits."


HOW WITHDRAWALS AFFECT YOUR GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals,""Effect of your account value falling to zero" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

For purposes of calculating your GWBL benefit base, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


Please consider, however, that the Guaranteed withdrawal benefit for life is not beneficial to the Owner unless the Owner intends to take withdrawals.


WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your



                                                        ACCESSING YOUR MONEY  64
cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" and "Effect of your account value falling to zero" under "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 5% of the Roll-up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.



YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called annuitization. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a supplementary payout contract, as described in more detail later in this section. Your interest in a variable payout contract is a security under the federal securities law and you will receive a separate prospectus related to the contract you select. Currently, the only variable payout option available to a purchaser of a Accumulator(R) Series annuity contract is the Variable Immediate Annuity contract.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Accumulator(R) Plus(SM) contracts) after the contract issue date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section.

In general, your periodic payment amount upon annuitization is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization, the form of the annuity payout option you elect and the annuity purchase rate to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you


                                                         65 ACCESSING YOUR MONEY
to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments. Please see Appendix VI later in this Prospectus for variations that may apply in your state.

You can choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus). If the Guaranteed withdrawal benefit for life is in effect and you choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.


--------------------------------------------------------------------------------
Fixed annuity payout options        Life annuity
                                    Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity          Life annuity
   payout options (described in a   Life annuity with period certain
   separate prospectus)
--------------------------------------------------------------------------------
Income Manager(R) payout options    Life annuity with period certain
   (available for owners and        Period certain annuity
   annuitants age 83 or less at
   contract issue) (described in a
   separate prospectus)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.



FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know. The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. If you elect an Income Manager payout option, the amount applied will be allocated to fixed maturity options to provide payments during the period certain. If you elect an Income Manager(R) life annuity with period certain, a portion of the amount applied will be used to provide for payments after the certain period while you are living. The amounts allocated to a fixed maturity option will receive a fixed rate of interest during a set period, generally 1 to 15 years from date of allocation to the maturity date of the option. In deciding whether to select an Income Manager(R) payout, you should be aware that we make a market value adjustment (up or down) if you make a withdrawal before the maturity date of the selected option. In



                                                        ACCESSING YOUR MONEY  66
addition, you should consider that the amount applied to the payout option may be subject to a new withdrawal charge of up to 7% for withdrawals in the first seven years of the payout contract (in excess of a 10% free withdrawal amount).

The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Series contract. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

For QP contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a traditional IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP contract.

You may choose to apply your account value of your Accumulator(R) Series contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Series contract and we will deduct any applicable withdrawal charge, if applicable under your Accumulator(R) Series contract. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.)

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator(R) Series contract.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Series contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value. Non-life contingent period certain payouts are not available for variable payouts, so no withdrawal charge is applicable to variable payouts.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under your Accumulator(R) Series contract. If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Series contract is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1." Before you select an Income Manager(R) payout option, you should read the Income Manager(R) prospectus which contains important information that you should know.

PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "How withdrawals are taken from your account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R), Accumulator(R) Elite(SM) or Accumulator(R) Select(SM) contract date or not earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from your Accumulator(R) Plus(SM) contract date. (Please see Appendix VI later in this Prospectus for information on state variations.). You can change the date your annuity payments are to begin anytime. The date may not be later than the annuity maturity date described below.

For Accumulator(R) Plus(SM) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager(R) payout option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and



                                                         67 ACCESSING YOUR MONEY
cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date.

If the Guaranteed withdrawal benefit for life is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any Joint Owner or Successor Owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract's remaining cash value.

As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VI later in this Prospectus for variations that may apply in your state.



                                                        ACCESSING YOUR MONEY  68

5. CHARGES AND EXPENSES


--------------------------------------------------------------------------------


CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o     A mortality and expense risks charge

o     An administrative charge

o     A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts).

o On each contract date anniversary -- a charge for each optional benefit in effect under your contract: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:




   Accumulator(R):              0.80%
   Accumulator(R) Plus(SM):     0.95%
   Accumulator(R) Elite(SM):    1.10%
   Accumulator(R) Select(SM):   1.10%



The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:



   Accumulator(R):              0.30%
   Accumulator(R) Plus(SM):     0.35%
   Accumulator(R) Elite(SM):    0.30%
   Accumulator(R) Select(SM):   0.25%



DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:



   Accumulator(R):              0.20%
   Accumulator(R) Plus(SM):     0.25%
   Accumulator(R) Elite(SM):    0.25%
   Accumulator(R) Select(SM):   0.35%



ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value



                                                         69 CHARGES AND EXPENSES
on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE


(For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions. For Accumulator(R) Plus(SM) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:




-------------------------------------------------------------------------------
                       WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                                    CONTRACT YEAR
-------------------------------------------------------------------------------
                    1    2    3    4    5    6    7    8     9    10+
-------------------------------------------------------------------------------
Accumulator(R)      7%   7%   6%   6%   5%   3%   1%  0%(1) ---   ---
-------------------------------------------------------------------------------
Accumulator(R)      8%   8%   7%   7%   6%   5%   4%   3%    2%   0%(2)
   Plus(SM)
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                                 CONTRACT YEAR
--------------------------------------------------------------------------------
                    1    2    3    4    5    6    7    8     9    10+
-------------------------------------------------------------------------------
Accumulator(R)      8%   7%   6%   5%   0%  (3)  ---  ---   ---   ---
   Elite(SM)
-------------------------------------------------------------------------------



(1) Charge does not apply in the 8th and subsequent contract years following contribution.

(2) Charge does not apply in the 10th and subsequent contract years following contribution.

(3) Charge does not apply in the 5th and subsequent contract years following contribution.



For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in this Prospectus.

We may offer a version of the contract that does not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount (contributions after the first contract year are allowed in QP contracts only). The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator(R) and Accumulator(R) Elite(SM) NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.



                                                        CHARGES AND EXPENSES  70

CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-up to age 80 or the Annual Ratchet to age 80 enhanced death benefit ("Greater of" GMDB I or "Greater of" GMDB II), beginning on the first day of the 2nd contract year, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount. If you added the GMIB after the first contract year, beginning on the first day of the contract year that follows the contract year in which the GMIB was added, this same waiver will apply. Also, a withdrawal charge does not apply to a withdrawal that exceeds 5% of the beginning of contract year 5% Roll-up to age 80 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawals for the life of the contract.

If the Guaranteed withdrawal benefit for life is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

Withdrawal charges will not apply when the GMIB is exercised on the contract date anniversary following age 80.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      --    it provides continuous room and board to three or more persons;

      --    it is supervised by a registered nurse or licensed practical nurse;

      --    it keeps daily medical records of each patient;

      --    it controls and records all medications dispensed; and

      --    its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 80. If you elect the Annual Ratchet to age 80 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 80 benefit base (0.30% in New York and Washington).

"GREATER OF" GMDB I - GREATER OF 5% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO AGE
80. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.90% of the greater of the 5% Roll-up to age 80 or the Annual Ratchet to age 80 benefit base.

If you opt to reset your Roll-up benefit base on the first or later contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

"GREATER OF" GMDB II - GREATER OF 5% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO
AGE 80. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.10% of the greater of the 5% Roll-up to age 80 or the Annual Ratchet to age 80 benefit base. If you opt to reset your Roll-up benefit base on the first or later contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.25%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

WHEN WE DEDUCT THESE CHARGES.   We will deduct these charges from your value in
the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.



                                                         71 CHARGES AND EXPENSES

DEATH BENEFIT UNDER CONVERTED GWBL. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion, including any increased fees resulting from a reset.

If the contract is surrendered or annuitized or a death benefit is paid or the "Greater of" enhanced death benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

STANDARD DEATH BENEFIT.  There is no additional charge for this death benefit.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, drop the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 80, whichever occurs first. For the Guaranteed minimum income benefit I - Asset Allocation, the charge is equal to 0.90% of the benefit base. For the Guaranteed minimum income benefit II - Custom Selection, the charge is equal to 1.10% of the benefit base.

If you opt to reset your Roll-up benefit base on the first or later contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.20% for the Guaranteed minimum income benefit I - Asset Allocation and 1.40% for the Guaranteed minimum income benefit II - Custom Selection. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed minimum income benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits unless the no lapse guarantee is in effect, as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, we deduct a charge for the Guaranteed withdrawal benefit for life that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Guaranteed minimum income benefit base that we were deducting as the Guaranteed minimum income benefit charge on the Conversion effective date. The dollar amount of the charge, however, may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Guaranteed minimum income benefit base. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. After conversion, we deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. This charge may increase as the result of an Annual Ratchet, up to a percentage equal to a maximum charge of 1.20% for Guaranteed minimum income benefit I - Asset Allocation or 1.40% for Guaranteed minimum income benefit II - Custom Selection. We will permit you to opt out of the ratchet if the charge increases. If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed withdrawal benefit for life is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. See "Guaranteed minimum income benefit charge" earlier in this section.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o     Management fees.

o     12b-1 fees.

o     Operating expenses, such as trustees' fees, independent public


                                                        CHARGES AND EXPENSES  72
      accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                         73 CHARGES AND EXPENSES

6. PAYMENT OF DEATH BENEFIT


--------------------------------------------------------------------------------


YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Accumulator(R) Plus(SM) contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, any benefits will be those which would have been purchased at the correct age. If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, and if an optional Guaranteed minimum death benefit rider would not have been issued based on the correct age: (i) the optional Guaranteed minimum death benefit rider will be revoked; (ii) the applicable charge for the benefit will be refunded and applied to the annuity account value of the contract, and (iii)
the standard death benefit will apply.
--------------------------------------------------------------------------------
When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural owner.
--------------------------------------------------------------------------------
Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract



                                                    PAYMENT OF DEATH BENEFIT  74
under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply and no additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the provisions described in this paragraph will apply at the death of the younger owner, even though the Guaranteed withdrawal benefit for life is calculated using the age of the surviving older owner.


SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life option, may continue as follows:

      -- If you elected either the Annual Ratchet to age 80 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or "Greater of" GMDB I or "Greater of" GMDB II enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 75 or younger on the date of your death, and you were age 79 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. If you were age 80 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 80) will now continue to grow according to its


                                                     75 PAYMENT OF DEATH BENEFIT
            terms until the contract date anniversary following the date the surviving spouse reaches age 80.

      -- If you elected either the Annual Ratchet to age 80 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or "Greater of" GMDB I or "Greater of" GMDB II enhanced death benefit (combined with the Guaranteed minimum income benefit) and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.


      -- If the Guaranteed minimum death benefit continues, the Roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. The next available reset will also account for any time elapsed before the election of the Spousal Continuation. This does not apply to contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.



o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the older owner of a Joint life contract under which the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life at age 80 dies, and the younger spouse is age 75 or younger at the time of the older spouse's death, the elected enhanced death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse's age 80. If the surviving spouse is age 76 or older at the time of the older spouse's death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM)


                                                    PAYMENT OF DEATH BENEFIT  76
contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o     The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o     The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may take withdrawals, in addition to scheduled payments, at any time.

o     Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed


                                                     77 PAYMENT OF DEATH BENEFIT
      when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.

o No withdrawal charges, if applicable under your Accumulator(R) Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o     The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.


                                                    PAYMENT OF DEATH BENEFIT  78

7. TAX INFORMATION


--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



TRANSFERS AMONG INVESTMENT OPTIONS


If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.


Annuitization under a Accumulator(R) Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. Annuity payouts can also be determined on a joint life basis. After


                                                              79 TAX INFORMATION
annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PARTIAL ANNUITIZATION.

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Guaranteed annual withdrawal amounts received after age 80 but before the Maturity Date. Payments made after the Maturity Date are discussed under "Annuity payments" above.)


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o     the owner and the annuitant are the same under the source con-



                                                             TAX INFORMATION  80
      tract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the issued in exchange contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic payments at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o     Traditional IRAs, typically funded on a pre-tax basis; and

o     Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. Inherited IRA contracts are available for all Accumulator(R) Series contracts except Accumulator(R) Plus(SM).

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the


                                                              81 TAX INFORMATION
special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel any version of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o     "regular" contributions out of earned income or compensation; or

o     tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) traditional IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2"catch-up" contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.



                                                             TAX INFORMATION  82

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o     qualified plans;

o     governmental employer 457(b) plans;

o     403(b) plans; and

o     other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o     hardship withdrawals; or

o     corrective distributions that fit specified technical tax rules; or

o     loans that are treated as distributions; or

o     death benefit payments to a beneficiary who is not your surviving spouse;
      or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:



                                                              83 TAX INFORMATION

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o     regular contributions to a traditional IRA made after you reach age
      70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS.   Distributions must
be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS



                                                             TAX INFORMATION  84
table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary."PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


                                                              85 TAX INFORMATION

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o     made on or after your death; or

o     made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o     regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.



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With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.  Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o     another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.


The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.


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No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o     rollovers from a Roth IRA to another Roth IRA;

o     direct transfers from a Roth IRA to another Roth IRA;

o     qualified distributions from a Roth IRA; and

o     return of excess contributions or amounts recharacterized to a traditional
      IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

o     you are age 59-1/2 or older; or

o     you die; or

o     you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)   All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


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REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                              89 TAX INFORMATION



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8. MORE INFORMATION


--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of the Separate Account's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;


(6)   to restrict or eliminate any voting rights as to Separate Account No. 49;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8) to limit or terminate contributions or transfers into any of the variable investment options; and

(9)   to limit the number of variable investment options you may select.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator(R) Plus(SM) contracts, credits allocated to your account value are funded from our general account.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions


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that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


After your contract has been issued, additional contributions may be transmitted by wire.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

      --    on a non-business day;

      --    after 4:00 p.m. Eastern Time on a business day; or

      -- after an early close of regular trading on the NYSE on a business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS AND TRANSFERS

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. Your financial professional can provide information or you can call our processing office.



                                                             91 MORE INFORMATION

o Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o     the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

If the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, and/or the Guaranteed withdrawal benefit for life (collectively, the "Benefit") is in effect, generally the Benefit will automatically terminate if you change ownership of the contract. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix VI later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only


                                                            MORE INFORMATION  92
assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.


HOW DIVORCE MAY AFFECT YOUR JOINT LIFE GWBL

If you have elected the GWBL on a Joint Life basis and subsequently get divorced, we will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two Single Life contracts.

If the division of the contract occurs before any withdrawal has been made and after the Conversion effective date, the Applicable percentage under each new contract will be adjusted to a Single Life Applicable percentage for your Guaranteed annual withdrawal amount and will be based on each respective individual's age at the time of first withdrawal and any subsequent Annual Ratchet.

If the division of the contract occurs after any withdrawal has been made and after the Conversion effective date and if the Conversion effective date is a contract date anniversary prior to your 85th birthday, the Joint Life Applicable percentage that was in effect at the time of the split will remain in effect for each contract.

If the division of the contract occurs after any withdrawal has been made at least thirty days after the Conversion effective date and if the Conversion effective date is the contract date anniversary following your 85th birthday, the Joint Life Applicable percentage that was in effect at the time of the split will remain in effect for each contract. The Joint Life Applicable percentage that was in effect may increase at the time an Annual Ratchet occurs based on each respective individual's age under their respective new contract.


DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.



                                                             93 MORE INFORMATION

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.   AXA Equitable pays compensation to AXA Advisors
based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.   AXA Equitable pays contribution-based and
asset-based compensation (together "compensation" ) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.



                                                            MORE INFORMATION  94

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.   AXA
Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.

IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


                                                             95 MORE INFORMATION

Appendix I: Condensed financial information



--------------------------------------------------------------------------------
The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



----------------------------------------------------------------------------------------------------
                                 FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------
                                              2010       2009         2008        2007        2006
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.24    $  11.27           --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       17,844       4,766           --          --          --
----------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.01    $  11.14           --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,028       2,471           --          --          --
----------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                              $  11.28    $  10.65           --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,075       1,386           --          --          --
----------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.97    $  11.76           --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       22,971       9,085           --          --          --
----------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.83    $  11.73           --          --          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       29,673       9,521           --          --          --
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.61    $  12.14      $  9.68     $ 19.90     $ 18.04
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,476       7,762        7,019       4,042         800
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $  15.84    $  12.04      $  8.99     $ 16.46     $ 14.29
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,127       2,475        2,070       1,013         213
----------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------
  Unit value                              $   9.96    $   8.12      $  6.42     $  9.76     $ 10.82
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,834       3,612        2,521       1,033         123
----------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.85    $  11.59      $  9.02     $ 14.40     $ 14.42
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,518       7,088        3,987       1,992         385
----------------------------------------------------------------------------------------------------
 EQ/BLACK ROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
  Unit value                              $  14.85    $  14.19      $ 11.04     $ 19.62     $ 18.04
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,897       4,627        3,778       2,421         590
----------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------
  Unit value                              $   2.38    $   2.09      $  1.90     $  2.84     $  2.77
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       13,840      12,019        8,373       3,300         989
----------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------------------------
  Unit value                              $  10.25    $   9.23      $  7.14     $ 13.22     $ 11.94
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          731         723          594         324         101
----------------------------------------------------------------------------------------------------

                                                     APPENDIX I: CONDENSED FINANCIAL INFORMATION I-1



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                 FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------
                                              2010      2009         2008        2007        2006
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $  10.69    $  9.59      $  7.28    $  12.38     $ 11.90
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,822      3,953        3,633       2,506         604
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.02    $ 10.52      $  8.11    $  13.61     $ 13.57
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,105      3,080        2,728       2,267         276
----------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $  11.20    $  9.79      $  7.73    $  13.94     $ 13.65
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,298      6,300        3,919       2,328         869
----------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $  10.49    $ 10.05      $  9.91    $  11.03     $ 10.84
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       10,201      9,215        3,840       3,598       1,106
----------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------
  Unit value                              $   9.63    $  8.73      $  6.67    $  11.11     $ 10.85
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,228      8,363        7,157       3,823         406
----------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.27    $ 10.87      $  8.75    $  14.14     $ 13.65
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,058      8,430        4,505       2,496         553
----------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------
  Unit value                              $   8.19    $  7.52      $  5.93    $   9.52          --
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       51,107     53,600       48,476      21,512          --
----------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $  10.99    $ 10.68      $ 11.07    $  10.83     $ 10.27
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,344      4,131        2,411         353          63
----------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $  15.18    $ 14.08      $ 10.54    $  19.36     $ 17.03
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,762      5,399        3,339       1,892         625
----------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $   6.58    $  5.80      $  4.28    $   7.26     $  6.33
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,917      7,396        5,559       3,231         363
----------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.24    $ 11.05      $  8.46    $  14.23     $ 14.59
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,627      1,315          893         648         104
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $  12.20    $ 10.82      $  8.67    $  14.03     $ 13.69
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          636        588          365         162          37
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $  13.40    $ 11.71      $  8.71    $  13.84     $ 12.31
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,820      1,648        1,472         881         180
----------------------------------------------------------------------------------------------------


                                                     I-2 APPENDIX I: CONDENSED FINANCIAL INFORMATION



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                 FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------
                                             2010       2009         2008        2007        2006
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $ 13.60     $ 12.04      $  9.04     $ 14.83     $ 13.00
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,994       1,863        1,333         747          58
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $  5.92     $  5.24      $  4.45     $ 10.42     $ 11.22
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,116       2,573        1,673       1,065         314
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $ 10.61     $  9.54      $  8.03     $ 14.35     $ 15.23
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,942       5,376        5,760       5,014       1,142
----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
----------------------------------------------------------------------------------------------------
  Unit value                              $ 10.64     $  9.18      $  7.87     $ 12.58     $ 12.32
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,286       1,771        1,289         975         291
----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------------------
  Unit value                              $ 12.27     $ 10.91      $  8.81     $ 12.92     $ 11.83
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,940       2,462        1,142         524          92
----------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $ 13.36     $ 10.76      $  8.00     $ 15.98     $ 14.99
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,233       5,325        3,947       2,442         587
----------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $ 14.68     $ 12.15      $  9.06     $ 15.19     $ 15.64
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,296       9,184        1,612       1,507         506
----------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------
  Unit value                              $ 10.39     $ 10.53      $ 10.67     $ 10.58     $ 10.24
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,496       8,093        6,707       1,895         702
----------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $ 16.97     $ 13.00      $  8.38     $ 16.12     $ 13.35
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,277       4,560        3,390       1,545         298
----------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------
  Unit value                              $ 10.53     $  9.26      $  6.77     $ 11.58     $ 11.10
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,348       3,449        2,631       1,541         158
----------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $ 11.21     $ 10.69      $ 10.21     $ 11.07     $ 10.73
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,967       4,912        1,880       1,453         364
----------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $ 14.46     $ 11.64      $  9.35     $ 14.39     $ 14.85
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,026       4,873        2,215       1,354         370
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------
  Unit value                              $  6.22     $  5.42      $  3.85     $  6.75     $  6.37
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,277       7,194        2,900       1,437         154
----------------------------------------------------------------------------------------------------

                                                     APPENDIX I: CONDENSED FINANCIAL INFORMATION I-3



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                 FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------
                                             2010     2009           2008        2007        2006
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                              $  8.66   $  8.13        $  6.33     $ 10.84     $ 10.76
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,019     5,026          4,870       4,461         526
----------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
----------------------------------------------------------------------------------------------------
  Unit value                              $  2.13   $  1.90        $  1.46     $  2.46     $  2.47
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,355     4,312          2,891       2,349         473
----------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------
  Unit value                              $ 10.30   $  9.06        $  7.15     $ 11.48     $ 11.93
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,995     2,994          2,784       2,074         664
----------------------------------------------------------------------------------------------------
 EQ/WELL FARGO ADVANTAGE OMEGA GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $ 15.21   $ 13.14        $  9.49     $ 13.28     $ 12.09
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,985     2,913            807         550          81
----------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                              $ 11.79   $ 10.16        $  7.50     $ 14.25     $ 12.96
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,150     2,900            529         238          94
----------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
----------------------------------------------------------------------------------------------------
  Unit value                              $ 12.78   $ 12.20        $ 11.41     $ 11.28     $ 10.76
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      11,264     8,726          2,680       1,109         333
----------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                              $ 14.41   $ 13.65        $ 10.65     $ 20.44     $ 18.42
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,852     3,873          2,606       1,524         386
----------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                              $ 12.04   $ 10.94        $  8.36     $ 14.02     $ 13.53
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         928       759            507         349          62
----------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
----------------------------------------------------------------------------------------------------
  Unit value                              $ 13.31   $ 11.92        $  9.83     $ 15.92     $ 15.57
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,101     3,180          2,483       1,212         264
----------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $ 14.49   $ 11.57        $  8.27     $ 14.84     $ 13.44
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,136     1,900          1,229         725         212
----------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------------------
  Unit value                              $ 16.45   $ 13.34        $  9.36     $ 14.81     $ 15.00
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,689     2,341          1,300         778         224
----------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $  4.98   $  3.95        $  2.98     $  5.21     $  5.09
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,726     7,492          4,840       3,439         574
----------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------------------
  Unit value                              $ 12.49   $ 10.17        $  8.15     $ 13.29     $ 14.93
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,478     1,415            910         704         327
----------------------------------------------------------------------------------------------------


                                                     I-4 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                 FOR THE YEARS ENDING DECEMBER 31,
----------------------------------------------------------------------------------------------------
                                             2010       2009         2008        2007        2006
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------------------
  Unit value                              $ 13.76     $ 11.84      $  7.57      $ 14.50     $ 12.42
----------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,303       3,012        1,902          986         112
----------------------------------------------------------------------------------------------------


                                                     APPENDIX I: CONDENSED FINANCIAL INFORMATION I-5



The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------
                                             2010             2009              2008           2007            2006
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.19          $ 11.25                --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,024            1,803                --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.96          $ 11.13                --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,348            1,192                --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.23          $ 10.63                --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,855              457                --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.91          $ 11.74                --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,601            3,580                --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.78          $ 11.71                --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       11,497            4,999                --             --              --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.44          $ 12.01           $  9.60        $ 19.79         $ 17.99
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,247            6,599             6,749          5,611           1,983
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  19.54          $ 14.90           $ 11.15        $ 20.47         $ 17.82
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,770            2,587             2,766          2,301           1,922
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.85          $  8.05           $  6.38        $  9.73         $ 10.82
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,403            2,073             1,829            936             153
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  20.92          $ 18.92           $ 14.75        $ 23.62         $ 23.71
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,037            4,776             3,421          2,381           1,301
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  18.30          $ 17.53           $ 13.67        $ 24.36         $ 22.46
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,532            5,490             5,347          4,881           3,580
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   5.68          $  4.98           $  4.54        $  6.81         $  6.67
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,127            5,308             3,897          2,391           1,207
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   7.57          $  6.83           $  5.30        $  9.83         $  8.91
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          620              641               636            349             147
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.44          $ 10.29           $  7.83        $ 13.35         $ 12.86
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,778            2,912             3,107          3,136           2,540
------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------
                                             2005             2004              2003           2002           2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.79          $ 13.03            $ 11.20        $  8.42         $  9.51
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,000            1,008              1,052            135              --
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.60          $ 15.12            $ 13.48        $  9.71         $ 14.14
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,979            2,313              2,809          3,037           2,971
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --             --              --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 19.92          $ 19.65            $ 18.05        $ 13.98         $ 17.04
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,147            1,430              1,339          1,334           1,071
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 18.15          $ 16.63            $ 13.89        $ 11.02         $ 13.42
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,145            3,356              3,673          4,227           4,268
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.84          $  5.59                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         536              306                 --             --              --
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.60          $  8.03            $  7.87        $  6.25         $  8.63
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          65               88                101             79              19
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.16          $ 11.75                 --             --              --
------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,470            2,815                 --             --              --
------------------------------------------------------------------------------------------------------------------------


                                                                                   I-6 APPENDIX I: CONDENSED FINANCIAL INFORMATION



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                             2010             2009               2008              2007             2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.29         $   9.90           $   7.65          $  12.88         $  12.87
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,007            5,543              6,117             7,563            4,914
-----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 203.81         $ 178.67           $ 141.42          $ 255.59         $ 250.91
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          467              502                423               392              361
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.48         $  12.94           $  12.80          $  14.28         $  14.07
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,069            8,565              6,813             8,678            7,950
-----------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.52         $   8.65           $   6.63          $  11.07         $  10.84
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,553            6,031              5,304             3,797              665
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  25.98         $  23.07           $  18.62          $  30.17         $  29.20
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,014            4,766              4,288             4,204            3,534
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   8.12         $   7.47           $   5.90          $   9.50               --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       27,864           29,210             27,745            13,483               --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  19.44         $  18.94           $  19.69          $  19.30         $  18.35
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,228            2,248              2,058               813              747
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.62         $  11.73           $   8.81          $  16.22         $  14.30
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,351            6,484              4,686             3,598            2,904
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.61         $  12.91           $   9.55          $  16.25         $  14.20
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,917            3,313              2,704             1,865              310
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.09         $  11.83           $   9.09          $  15.32         $  15.76
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,986            2,758              2,921             3,721            4,048
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.18         $   8.17           $   6.56          $  10.64         $  10.41
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,525            2,683              2,845             3,557            4,130
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   7.42         $   6.50           $   4.85          $   7.72         $   6.88
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,310            7,663              7,722             7,920            7,569
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.32         $  13.60           $  10.24          $  16.84         $  14.80
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,793            3,016              2,719             2,698            2,090
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                             2005             2004               2003              2002             2001
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.67         $  11.18           $  10.23          $   7.91         $  10.66
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,540            6,418              6,957             7,543            2,052
-----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 230.23         $ 224.21           $ 199.56          $ 135.53         $ 206.51
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          370              430                484               521              499
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.73         $  13.65           $  13.32          $  13.09         $  12.13
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,015            8,979             10,672            12,695            8,943
-----------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.77         $  25.07           $  23.10          $  18.36         $  24.03
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,726            4,345              4,750             5,020            4,534
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  18.07         $  18.13           $  18.07          $  17.97         $  16.81
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          873            1,061              1,357             1,226               --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.18         $  10.56           $   9.44          $   7.23         $   8.65
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,599            2,863              2,832             2,786            2,530
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.48               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            5               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.30         $  12.99           $  11.90          $   9.53         $  11.97
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,589            5,234              6,009             6,939            6,123
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.36         $   8.87           $   8.08          $   6.73         $   8.66
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,965            5,788              6,613             7,231            7,160
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   7.03         $   6.21           $   5.82          $   4.80         $   7.08
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,117           10,421             11,828            13,521           14,217
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.94         $  12.99           $  11.72          $   9.20         $  14.23
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,422            2,867              3,344             3,796            4,345
-----------------------------------------------------------------------------------------------------------------------------


                                                                                   APPENDIX I: CONDENSED FINANCIAL INFORMATION I-7



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                             2010            2009               2008              2007             2006
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.84          $  5.18            $  4.42           $ 10.36          $ 11.19
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,766            2,425              1,742             1,312              738
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.15          $ 10.95            $  9.24           $ 16.56          $ 17.62
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,685            7,574              8,454             9,126            5,695
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.45          $  9.03            $  7.77           $ 12.44          $ 12.21
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,198            1,759              1,303             1,062              501
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.01          $ 10.71            $  8.66           $ 12.75          $ 11.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,449            2,041              1,080               497              138
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.20          $  9.04            $  6.74           $ 13.50          $ 12.70
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,480            7,799              7,091             6,060            4,317
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.00          $ 13.27            $  9.92           $ 16.67          $ 17.21
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,106            8,258              3,049             3,624            3,215
---------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 28.05          $ 28.48            $ 28.93           $ 28.78          $ 27.92
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,790            3,955              5,634             3,506            2,933
---------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.73          $ 12.84            $  8.31           $ 16.02          $ 13.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,888            5,105              3,782             2,291              361
---------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.42          $  9.18            $  6.73           $ 11.54          $ 11.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,598            3,094              2,347             1,565              227
---------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.49          $ 15.77            $ 15.10           $ 16.41          $ 15.95
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,269            3,756              1,534             1,355              630
---------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.22          $ 13.10            $ 10.55           $ 16.27          $ 16.83
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,357            4,503              2,777             2,196            1,231
---------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.37          $ 13.41            $  9.55           $ 16.79          $ 15.90
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,145            3,402              2,310             2,146               71
---------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.57          $  8.06            $  6.29           $ 10.80          $ 10.75
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,481            3,207              3,287             2,998              531
---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                            2005             2004               2003              2002             2001
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.64               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         113               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.75          $ 14.21            $ 12.72           $ 10.04          $ 11.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,091            5,823              6,106             6,520            4,851
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.58               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          58               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.55               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          45               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.56          $ 11.04            $  9.67           $  6.84          $  8.52
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,297            4,997              5,343             5,392            4,418
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.54          $ 14.18            $ 12.22           $  9.32          $ 11.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,279            3,574              3,783             4,067            3,015
---------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 27.14          $ 26.87            $ 27.08           $ 27.35          $ 27.44
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,954            2,306              3,186             4,967            4,110
---------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.36               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          40               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.60          $ 15.54            $ 15.21           $ 14.92               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         455              480                519               474               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.52          $ 14.15            $ 12.21           $  8.50          $ 10.92
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         854            1,001              1,152               974              825
---------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.83          $ 16.44                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          15               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------


                                                                         I-8 APPENDIX I: CONDENSED FINANCIAL INFORMATION



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                             2010            2009               2008              2007             2006
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.25          $  4.71            $  3.62           $  6.12          $  6.15
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,555            2,496              2,130             1,796              424
---------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.15          $  8.95            $  7.08           $ 11.41          $ 11.88
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,134            2,153              2,035             1,990              900
---------------------------------------------------------------------------------------------------------------------------
 EQ/WELL FARGO ADVANTAGE OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.94          $  9.47            $  6.86           $  9.62          $  8.78
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,391            3,886              1,482             1,089              319
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 51.49          $ 44.47            $ 32.90           $ 62.68          $ 57.17
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,021              764                210               180              171
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.40          $ 12.81            $ 12.02           $ 11.91          $ 11.39
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,742            7,487              3,422             2,253            1,474
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.99          $ 12.33            $  9.64           $ 18.56          $ 16.77
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,046            4,312              3,649             2,753            1,168
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.76          $  9.80            $  7.51           $ 12.62          $ 12.21
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,066            1,086                981               750              346
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.03          $ 10.80            $  8.93           $ 14.50          $ 14.21
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,050            3,315              3,416             2,431            1,285
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.54          $  9.24            $  6.62           $ 11.92          $ 10.82
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,479            2,357              1,770             1,398              884
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.96          $ 12.17            $  8.56           $ 13.58          $ 13.78
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,739            2,667              1,982             1,394              838
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.37          $  6.66            $  5.03           $  8.83          $  8.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,459            4,460              3,484             2,924              627
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.99          $ 13.05            $ 10.48           $ 17.14          $ 19.31
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,878            1,909              1,879             2,209            2,465
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.50          $  9.92            $  6.36           $ 12.21          $ 10.49
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,183            5,240              4,243             3,629            2,459
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                            2005             2004               2003              2002             2001
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.47          $  5.10                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         102                6                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.41               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         131               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 EQ/WELL FARGO ADVANTAGE OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.42          $  8.23            $  7.80           $  5.74          $  7.67
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         349              400                500               378              182
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 55.24          $ 51.85            $ 46.99           $ 34.70          $ 49.56
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         172              181                211               241              249
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.14          $ 11.13            $ 10.88           $ 10.65               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,199            1,470              1,625             1,594               --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.59          $ 11.96            $ 10.30           $  7.79               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         480              411                323               108               --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.92          $ 10.39            $  9.62           $  7.63               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         269              397                296               201               --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.10          $ 11.47            $ 10.18           $  7.89               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         919              809                635               503               --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.03          $  9.40            $  8.54           $  6.19               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         663              773                720               427               --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.20          $ 11.54            $ 10.18           $  7.35               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         550              720                545               364               --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  7.97          $  7.53                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         195               11                 --                --               --
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.89          $ 16.39            $ 14.22           $ 10.51          $ 12.39
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,629            3,013              3,182             3,460            2,447
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  9.93          $  9.07            $  8.77           $  5.65               --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,792            3,478                278               386               --
---------------------------------------------------------------------------------------------------------------------------


                                                                                   APPENDIX I: CONDENSED FINANCIAL INFORMATION I-9


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------
                                              2010            2009              2008               2007
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.17         $  11.25                --                 --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,678            1,625                --                 --
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.94         $  11.12                --                 --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,038            1,085                --                 --
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.21         $  10.63                --                 --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,134            1,112                --                 --
------------------------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.89         $  11.74                --                 --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       10,299            3,815                --                 --
------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.76         $  11.70                --                 --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,422            3,014                --                 --
------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.34         $  11.92           $  9.54           $  19.68
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       10,663           11,782            12,678             12,529
------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.48         $  11.81           $  8.85           $  16.27
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,251            3,707             4,155              3,846
------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.81         $   8.02           $  6.36           $   9.71
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,425            4,217             3,589              2,069
------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.56         $  11.37           $  8.88           $  14.23
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       10,750            9,718             8,195              7,001
------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.52         $  13.92           $ 10.87           $  19.38
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,253            9,672             8,942              9,184
------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------
  Unit value                              $   5.61         $   4.93           $  4.49           $   6.74
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,596            7,687             6,763              5,771
------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.01         $   9.04           $  7.03           $  13.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          913              976               994                982
------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.45         $   9.41           $  7.17           $  12.24
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,619           10,253            10,512              9,279
------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------
                                            2006             2005             2004               2003
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
------------------------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 17.91          $ 14.74            $ 13.00           $ 11.19
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,675            3,716              1,270                66
------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.18          $ 13.22            $ 12.06           $ 10.75
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,926            1,783                913                81
------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.81               --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         384               --                 --                --
------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.30          $ 12.02            $ 11.87           $ 10.92
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,785            4,888              3,020               210
------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 17.89          $ 14.47            $ 13.27           $ 11.09
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,223            4,026              1,161                30
------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  6.61          $  5.80            $  5.55                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,814            3,177                208                --
------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.83          $ 11.43            $ 10.68           $ 10.49
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         894              571                194                 5
------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.80          $ 11.17            $ 10.80           $ 10.41
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,225            2,419                273                15
------------------------------------------------------------------------------------------------------------------


                                                                  I-10 APPENDIX I: CONDENSED FINANCIAL INFORMATION



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                        FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------
                                              2010            2009              2008               2007
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.74         $  10.31           $  7.97           $  13.44
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       13,284           14,379            15,308             17,200
------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.08         $   9.72           $  7.70           $  13.93
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,497            8,285             7,635              7,057
------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.25         $   9.85           $  9.76           $  10.89
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       15,758           15,630            13,286             14,134
------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.48         $   8.63           $  6.61           $  11.06
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       12,024           12,570            12,038              7,823
------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.01         $  10.68           $  8.63           $  14.00
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       17,472           16,494            13,591             11,756
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------
  Unit value                              $   8.09         $   7.45           $  5.90           $   9.50
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       72,176           77,428            73,834             36,003
------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.78         $  10.51           $ 10.94           $  10.74
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,599            6,213             5,624              2,177
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.82         $  13.80           $ 10.36           $  19.11
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       12,040           12,800            12,557             12,092
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.52         $  12.85           $  9.52           $  16.21
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,236            5,774             4,806              3,860
------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.97         $  10.84           $  8.33           $  14.06
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,399            2,250             2,028              2,094
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.92         $  10.61           $  8.53           $  13.85
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,657            1,676             1,341              1,364
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.08         $  11.47           $  8.57           $  13.66
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,861            4,165             4,045              3,311
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.29         $  11.81           $  8.90           $  14.66
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,226            2,475             2,429              2,960
------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                        FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------
                                             2006            2005              2004              2003
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.44         $ 12.20            $ 11.69           $ 10.72
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,674           4,879              2,900                86
------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.69         $ 12.58            $ 12.26           $ 10.92
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,207           5,402              2,957               158
------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.74         $ 10.50            $ 10.44           $ 10.20
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       11,680           7,995              3,501               284
------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.84              --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,788              --                 --                --
------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.56         $ 11.98            $ 11.67           $ 10.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,866           7,495              4,181               204
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------
  Unit value                                    --              --                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --              --                 --                --
------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.22         $ 10.07            $ 10.12           $ 10.09
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,691           1,398                905                69
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  16.87         $ 14.38            $ 12.48           $ 11.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       11,624           7,243              3,564               178
------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.18         $ 11.48                 --                --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,674             373                 --                --
------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.47         $ 12.22            $ 11.96           $ 10.97
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,769           1,018                473                42
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.56         $ 12.21            $ 11.58           $ 10.57
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,455           1,271                643                69
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.19         $ 12.46            $ 11.02           $ 10.34
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,506           1,386                595                44
------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.89         $ 12.16            $ 11.34           $ 10.24
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,215             705                369                29
------------------------------------------------------------------------------------------------------------------


                                                                  APPENDIX I: CONDENSED FINANCIAL INFORMATION I-11



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                             2010            2009               2008               2007
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.81          $  5.16            $  4.40           $  10.34
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,525            6,971              6,687              7,005
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.37          $  9.36            $  7.90           $  14.17
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      14,184           15,820             17,618             19,894
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.39          $  8.99            $  7.74           $  12.41
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,897            4,379              3,958              3,773
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.94          $ 10.66            $  8.63           $  12.71
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,125            4,065              2,823              1,698
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.03          $ 10.54            $  7.86           $  15.77
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,198           10,675             10,589             10,337
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.35          $ 11.92            $  8.92           $  15.00
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      16,208           19,394              5,726              6,668
------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.25          $ 10.42            $ 10.59           $  10.55
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,912           19,099             26,885              8,854
------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.63          $ 12.78            $  8.28           $  15.97
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,351            7,909              6,915              5,059
------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.37          $  9.15            $  6.71           $  11.52
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,724            5,394              4,013              2,779
------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.98          $ 10.51            $ 10.07           $  10.96
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,470            9,834              4,558              4,138
------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.13          $ 11.42            $  9.21           $  14.21
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,175            7,505              4,820              4,773
------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.02          $ 13.12            $  9.36           $  16.46
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,568            5,286              3,779              3,120
------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.53          $  8.03            $  6.28           $  10.79
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,076            8,585              9,057             10,518
------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                             2006            2005               2004              2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.17         $ 10.63                 --                --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,957             563                 --                --
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.10         $ 12.65            $ 12.20           $ 10.93
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       14,100           9,522              5,080               310
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.19         $ 10.58                 --                --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,163             874                 --                --
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.68         $ 10.54                 --                --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,248             527                 --                --
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.84         $ 13.53            $ 12.93           $ 11.33
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,706           5,920              3,260               291
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.51         $ 14.02            $ 12.80           $ 11.04
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,490           4,526              2,213               149
------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.24         $  9.97            $  9.87           $  9.96
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,632           2,041              1,005                42
------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.27         $ 12.35                 --                --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,350             533                 --                --
------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.08              --                 --                --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          367              --                 --                --
------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.66         $ 10.44            $ 10.40           $ 10.20
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,340           2,303              1,119                95
------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------
  Unit value                              $  14.72         $ 12.72            $ 12.40           $ 10.71
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,061           2,210              1,215                79
------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------
  Unit value                              $  15.61         $ 16.53            $ 16.17                --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          907             526                 22                --
------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------
  Unit value                              $  10.75              --                 --                --
------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,001              --                 --                --
------------------------------------------------------------------------------------------------------------


                                                                   I-12 APPENDIX I: CONDENSED FINANCIAL INFORMATION



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                             2010            2009               2008              2007
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.18          $  4.66            $  3.58           $  6.07
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,626            2,887              3,308             3,079
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.09          $  8.91            $  7.05           $ 11.38
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,622           10,345             10,821             9,921
--------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.86          $ 12.88            $  9.34           $ 13.11
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,166            5,221              2,848             2,691
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.60          $ 10.03            $  7.43           $ 14.17
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,625            5,825              1,350             1,191
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.43          $ 11.90            $ 11.17           $ 11.08
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      18,690           19,288             11,031             6,566
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.06          $ 13.36            $ 10.46           $ 20.15
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,570            8,035              7,867             7,136
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.75          $ 10.71            $  8.22           $ 13.82
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,716            2,563              1,797             1,624
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.98          $ 11.67            $  9.65           $ 15.69
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,659            6,264              6,951             6,335
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.13          $ 11.32            $  8.12           $ 14.63
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,760            4,627              4,317             3,883
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.04          $ 13.06            $  9.20           $ 14.60
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,840            4,569              4,175             4,025
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.27          $  6.59            $  4.98           $  8.75
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,044            7,464              6,845             6,231
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.21          $  9.97            $  8.02           $ 13.12
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,724            6,164              6,403             7,224
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.42          $ 11.59            $  7.44           $ 14.29
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,979            5,856              4,301             3,743
--------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                            2006             2005               2004              2003
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
  Unit value                              $  6.10          $  5.43            $  5.07                --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,346              952                 71                --
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.86          $ 10.41                 --                --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,856            2,852                 --                --
--------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.98          $ 11.50            $ 11.25           $ 10.69
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,979            1,528              1,146               126
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.93          $ 12.51            $ 11.75           $ 10.66
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         976              442                210                15
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.61          $ 10.39            $ 10.38           $ 10.16
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,315            4,566              2,210               301
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 18.23          $ 14.79            $ 13.02           $ 11.23
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,220            2,536              1,127                65
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.38          $ 11.98            $ 11.41           $ 10.58
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,487            1,016                456                20
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.40          $ 13.12            $ 12.46           $ 11.07
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,165            3,109              1,455                59
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.30          $ 12.33            $ 11.57           $ 10.53
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,570            2,515              1,381                97
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.83          $ 13.15            $ 12.45           $ 10.99
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,627            2,566              1,506               103
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.58          $  7.91            $  7.49                --
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,530            1,416                 31                --
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.80          $ 12.96            $ 12.59           $ 10.93
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,719            5,307              2,979               191
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.29          $ 11.65            $ 10.64           $ 10.31
--------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,164            1,431                675                35
--------------------------------------------------------------------------------------------------------------


                                                                   APPENDIX I: CONDENSED FINANCIAL INFORMATION I-13



The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                            2010             2009               2008              2007              2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.16          $ 11.24                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         256               52                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.93          $ 11.12                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         286               73                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.20          $ 10.62                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         357              151                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.88          $ 11.73                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         529              200                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.75          $ 11.70                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         754              504                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.15          $ 11.74            $  9.40           $ 19.41           $ 17.67
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,511            1,714              1,924             2,236             1,508
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 19.14          $ 14.61            $ 10.96           $ 20.14           $ 17.56
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         455              346                421               443               462
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  9.79          $  8.01            $  6.36           $  9.71           $ 10.81
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         382              380                377               421                38
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 20.49          $ 18.56            $ 14.49           $ 23.24           $ 23.37
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         954              880                834               842               856
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 17.93          $ 17.19            $ 13.43           $ 23.97           $ 22.13
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         914              984              1,000             1,136             1,052
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.57          $  4.90            $  4.47           $  6.71           $  6.59
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         806              611                730               571               504
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  7.44          $  6.72            $  5.23           $  9.71           $  8.81
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         129              265                286               373               353
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.21          $ 10.09            $  7.70           $ 13.14           $ 12.67
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,267            1,490              1,426             1,289             1,484
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                         FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                            2005             2004               2003              2002
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.55          $ 12.84            $ 11.05           $  8.32
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,037              649                530               142
-----------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.39          $ 14.95            $ 13.34           $  9.63
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         372              312                478               121
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 19.66          $ 19.43            $ 17.87           $ 13.86
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         849              802                502               184
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 17.91          $ 16.44            $ 13.75           $ 10.92
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         782              522                441               161
-----------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  5.78          $  5.54                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         326               15                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.51          $  7.96            $  7.82           $  6.22
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         314              204                249                42
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.00          $ 11.62            $ 11.20           $  9.19
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         351              160                164                40
-----------------------------------------------------------------------------------------------------------------------------


                                                                             I-14 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                            2010              2009               2008              2007              2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.09          $   9.74           $   7.54          $  12.71          $  12.72
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,012             2,196              2,528             3,063             1,393
-----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $193.27          $ 169.68           $ 134.51          $ 243.48          $ 239.38
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          55                60                 63                65                73
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.22          $  12.71           $  12.59          $  14.07          $  13.88
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,424             1,504              1,216             1,473             1,477
-----------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  9.46          $   8.61           $   6.60          $  11.05          $  10.84
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,664             1,601              1,517             1,189               216
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 25.32          $  22.52           $  18.20          $  29.54          $  28.64
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,278             1,432              1,308             1,547             1,418
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  8.07          $   7.44           $   5.89          $   9.49                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,481             4,971              5,195             2,805                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 18.86          $  18.41           $  19.16          $  18.82          $  17.92
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         948               875                948               404               376
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.39          $  11.54           $   8.68          $  16.01          $  14.13
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,230             2,278              2,341             2,289             3,208
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.48          $  12.82           $   9.50          $  16.18          $  14.17
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,214               777                796               665               269
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.82          $  11.61           $   8.93          $  15.08          $  15.53
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         256               275                280               288               351
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  9.02          $   8.03           $   6.46          $  10.50          $  10.28
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         330               367                389               458               510
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  7.29          $   6.39           $   4.78          $   7.62          $   6.80
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         906             1,047              1,004             1,050             1,042
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.00          $  13.34           $  10.06          $  16.57          $  14.58
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         204               249                298               492               192
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                             2005             2004               2003              2002
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.55         $  11.08           $  10.16          $   7.86
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,585            1,200                776               200
-----------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 219.99         $ 214.55           $ 191.26          $ 130.09
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           73               64                 29                 9
-----------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.57         $  13.50           $  13.20          $  12.99
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,527            1,343              1,175               441
-----------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  25.31         $  24.66           $  22.76          $  18.11
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,604            1,386              1,074               399
-----------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  17.67         $  17.76           $  17.72          $  17.65
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          481              416                458               259
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  12.06         $  10.47           $   9.38          $   7.19
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,337            1,926              1,026               282
-----------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  11.47               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           56               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.12         $  12.84           $  11.78          $   9.45
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          347              370                307               128
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   9.26         $   8.79           $   8.03          $   6.69
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          603              610                598               229
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $   6.96         $   6.16           $   5.78          $   4.77
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,055              981                856               341
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $  13.76         $  12.84           $  11.60          $   9.12
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          184              149                 93                38
-----------------------------------------------------------------------------------------------------------------------------


                                                                             APPENDIX I: CONDENSED FINANCIAL INFORMATION I-15


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                            2010             2009               2008              2007              2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 5.80           $  5.15            $  4.39           $ 10.32           $ 11.17
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        832               868                847               809               532
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $11.91           $ 10.76            $  9.09           $ 16.31           $ 17.38
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      2,059             2,313              2,668             3,123             2,507
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $10.36           $  8.97            $  7.73           $ 12.39           $ 12.18
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        406               344                351               369               308
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $10.91           $ 10.63            $  8.62           $ 12.70           $ 11.67
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        473               455                425               442               196
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $11.02           $  8.92            $  6.66           $ 13.35           $ 12.57
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      1,672             1,781              1,863             2,166             1,890
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $15.67           $ 13.01            $  9.74           $ 16.40           $ 16.96
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      1,830             2,158                902             1,069             1,156
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $26.82           $ 27.28            $ 27.75           $ 27.65           $ 26.86
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        729             1,227              1,943             1,051              1102
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $16.59           $ 12.75            $  8.26           $ 15.95           $ 13.26
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        889               885                695               782               297
-----------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $10.35           $  9.14            $  6.71           $ 11.51           $ 11.08
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      1,073               860                786               674                83
-----------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $16.06           $ 15.38            $ 14.75           $ 16.06           $ 15.63
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        941             1,133                502               626               590
-----------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $15.91           $ 12.86            $ 10.37           $ 16.02           $ 16.60
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        850             1,024                720               713               744
-----------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $14.85           $ 12.98            $  9.26           $ 16.30           $ 15.46
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        606               610                421               401                47
-----------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 8.51           $  8.02            $  6.27           $ 10.78           $ 10.75
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        694               735                848               853               178
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                            2005             2004               2003              2002
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.63               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         144               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.57          $ 14.06            $ 12.60           $  9.96
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,363            2,169              1,481               530
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.57               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          83               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.54               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          84               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.47          $ 10.97            $  9.62           $  6.81
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,556            1,391                883               285
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.34          $ 14.02            $ 12.10           $  9.24
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,107            1,007                636               237
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 26.15          $ 25.92            $ 26.17           $ 26.47
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         845              349                434               630
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.34               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         179               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.31          $ 15.27            $ 14.97           $ 14.71
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         573              555                512               198
-----------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.35          $ 14.00            $ 12.10           $  8.44
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         596              575                449               122
-----------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.39          $ 16.03                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          41                6                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                   --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------


                                                                             I-16 APPENDIX I: CONDENSED FINANCIAL INFORMATION



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                            2010             2009               2008              2007              2006
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 5.15           $  4.63            $  3.56           $  6.04           $  6.07
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        161               166                153                89               104
-----------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $10.07           $  8.89            $  7.04           $ 11.36           $ 11.85
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        587               490                545               539               602
-----------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $10.74           $  9.31            $  6.75           $  9.49           $  8.67
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        957               537                353               249               215
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $49.57           $ 42.88            $ 31.77           $ 60.62           $ 55.37
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        250               144                 53                56                47
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $13.21           $ 12.66            $ 11.89           $ 11.80           $ 11.30
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      3,414             3,238              3,511             1,494             2,030
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $12.81           $ 12.18            $  9.54           $ 18.39           $ 16.64
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        842               967                951             1,047             1,030
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $10.61           $  9.68            $  7.43           $ 12.50           $ 12.11
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        416               452                447               473               453
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $11.87           $ 10.67            $  8.83           $ 14.37           $ 14.10
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        753               860                921             1,210             1,363
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $11.39           $  9.13            $  6.55           $ 11.81           $ 10.74
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        783               810                813               934             1,035
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $14.76           $ 12.02            $  8.47           $ 13.46           $ 13.68
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        760               803                727               805             1,010
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 8.22           $  6.55            $  4.95           $  8.71           $  8.54
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        746               786                687               788               475
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $15.68           $ 12.81            $ 10.31           $ 16.88           $ 19.05
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        612               586                666               748             1,201
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                              $11.34           $  9.80            $  6.29           $ 12.10           $ 10.41
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        705               766                462               597               350
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                                            2005             2004               2003              2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $  5.41          $  5.05                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK                        69               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 10.40               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH        296               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $  8.33          $  8.15            $  7.75           $  5.70
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY               280              377                218                32
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 53.59          $ 50.38            $ 45.72           $ 33.82
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND                        25               28                 10                 4
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 11.08          $ 11.07            $ 10.84           $ 10.63
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY          1,611            1,424              1,202               628
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 13.51          $ 11.90            $ 10.27           $  7.78
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY           783              806                360               135
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 10.85          $ 10.34            $  9.59           $  7.61
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE                 353              272                238               104
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 12.02          $ 11.42            $ 10.15           $  7.88
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH                1,238            1,242                726               316
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $  9.96          $  9.35            $  8.52           $  6.18
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE                 1,075            1,055                731               292
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 12.13          $ 11.49            $ 10.15           $  7.34
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH                876            1,011                560               206
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $  7.89          $  7.46                 --                --
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE                 242               59                 --                --
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $ 16.69          $ 16.22            $ 14.09           $ 10.43
-----------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY                      991              884                641               270
-----------------------------------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     $  9.87          $  9.02            $  8.74           $  5.64
-----------------------------------------------------------------------------------------------------------------------------
                                              311              306                 98                14
-----------------------------------------------------------------------------------------------------------------------------


                                                                             APPENDIX I: CONDENSED FINANCIAL INFORMATION I-17



Appendix II: Purchase considerations for QP contracts(1)



--------------------------------------------------------------------------------
Trustees who are considering the purchase of an Accumulator(R) Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant suitability issues in the purchase of an Accumulator(R) Series QP contract in a defined benefit plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum aggregate contributions for any contract year is 100% of first-year contributions.


If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


Also, defined benefit plan trust owners will not be able to transfer ownership of the contract to an employee after the employee separates from service. All payments under the contract will be made to the defined benefit plan trust owner.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:


o whether required minimum distributions under QP contracts would cause withdrawals in excess of 5% of the Guaranteed minimum income benefit Roll-up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


----------
(1) QP contracts are available for Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts owners only.

                      II-1 APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Enhanced death benefit example


--------------------------------------------------------------------------------
The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts. The enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers and no withdrawals, the enhanced death benefit for an owner age 45 would be calculated as follows:



------------------------------------------------------------------------------------------
                                           5% ROLL-UP TO AGE 80   ANNUAL RATCHET TO AGE 80
    END OF CONTRACT YEAR   ACCOUNT VALUE       BENEFIT BASE             BENEFIT BASE
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
            1                $102,000         $  105,000(4)         $  102,000(1)
------------------------------------------------------------------------------------------
            2                $112,200         $  110,250(3)         $  112,200(1)
------------------------------------------------------------------------------------------
            3                $125,664         $  115,763(3)         $  125,664(1)
------------------------------------------------------------------------------------------
            4                $100,531         $  121,551(3)         $  125,664(2)
------------------------------------------------------------------------------------------
            5                $110,584         $  127,628(4)         $  125,664(2)
------------------------------------------------------------------------------------------
            6                $123,854         $  134,010(4)         $  125,664(2)
------------------------------------------------------------------------------------------
            7                $123,854         $  140,710(4)         $  125,664(2)
------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 2.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 80

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 80 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 80 enhanced death benefit at the end of the prior year since it is higher than the current account value.


Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 for "Greater of" GMDB I or "Greater of" GMDB II enhanced death benefit

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under 5% Roll-up to age 80 or the Annual Ratchet to age 80.


(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 80.


(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on 5% Roll-up to age 80.


                              APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE III-1

The following illustrates the enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers and no withdrawals, the enhanced death benefit for an owner age 45 would be calculated as follows:



------------------------------------------------------------------------------------------
                                           5% ROLL-UP TO AGE 80   ANNUAL RATCHET TO AGE 80
    END OF CONTRACT YEAR   ACCOUNT VALUE       BENEFIT BASE             BENEFIT BASE
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
            1                 $106,080         $  105,000(3)            $  106,080(1)
------------------------------------------------------------------------------------------
            2                 $116,688         $  110,250(3)            $  116,688(1)
------------------------------------------------------------------------------------------
            3                 $130,691         $  115,763(3)            $  130,691(1)
------------------------------------------------------------------------------------------
            4                 $104,552         $  121,551(3)            $  130,691(2)
------------------------------------------------------------------------------------------
            5                 $115,008         $  127,628(3)            $  130,691(2)
------------------------------------------------------------------------------------------
            6                 $128,809         $  134,010(4)            $  130,691(2)
------------------------------------------------------------------------------------------
            7                 $128,809         $  140,710(4)            $  130,691(2)
------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 2.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 80

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 80 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 80 enhanced death benefit at the end of the prior year since it is higher than the current account value.


Greater of 5% Roll-up to age 80 or Annual Ratchet to age 80 for "Greater of" GMDB I or "Greater of" GMDB II enhanced death benefit

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under 5% Roll-up to age 80 or the Annual Ratchet to age 80.


(3) At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 80.


(4) At the end of contract years 6 and 7, the enhanced death benefit will be based on 5% Roll-up to age 80.



                              III-2 APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE

Appendix IV: Hypothetical illustrations


--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of" GMDB II enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 80, under certain hypothetical circumstances for Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.36)% and 3.64% for Accumulator(R) contracts; (2.61)% and 3.39% for Accumulator(R) Plus(SM) contracts; (2.71)% and 3.29% for Accumulator(R) Elite(SM) contracts; and (2.76)% and 3.24% for Accumulator(R) Select(SM) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, the Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" GMDB II enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" for ages 80 and under reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.


The values shown under "GWBL Benefit Base" reflect the amount used in calculating the amount payable under the Guaranteed withdrawal benefit for life, and the values shown under "Guaranteed Annual Withdrawal Amount" reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit, "GWBL benefit" and/or "Guaranteed Annual Withdrawal Amount" columns, for ages 80 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.55%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.26% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-1

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:

      GREATER OF 5% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT ("GREATER OF" GMDB II)
      EARNINGS ENHANCEMENT BENEFIT

     GUARANTEED MINIMUM INCOME BENEFIT II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80,



--------------------------------------------------------------------------------
                                                            GREATER OF 5%
                                                             ROLL-UP TO
                                                            AGE 80 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 80
                                                             GUARANTEED
                                                            MINIMUM DEATH
                                                               BENEFIT
        CONTRACT                                         ("GREATER OF" GMDB
  AGE     YEAR       ACCOUNT VALUE        CASH VALUE             II)
--------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%
--------------------------------------------------------------------------------
 60        0       100,000   100,000   93,000    93,000   100,000  100,000
 61        1        94,988   100,967   87,988    93,967   105,000  105,000
 62        2        89,996   101,851   82,996    94,851   110,250  110,250
 63        3        85,018   102,642   79,018    96,642   115,763  115,763
 64        4        80,047   103,332   74,047    97,332   121,551  121,551
 65        5        75,077   103,910   70,077    98,910   127,628  127,628
 66        6        70,100   104,367   67,100   101,367   134,010  134,010
 67        7        65,110   104,692   64,110   103,692   140,710  140,710
 68        8        60,101   104,873   60,101   104,873   147,746  147,746
 69        9        55,064   104,897   55,064   104,897   155,133  155,133
 70       10        49,993   104,751   49,993   104,751   162,889  162,889
 75       15        23,702   100,948   23,702   100,948   207,893  207,893
 80       20             0    90,366        0    90,366         0  265,330
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            LIFETIME ANNUAL   LIFETIME ANNUAL
                              GUARANTEED     GUARANTEED MINIMUM
                                MINIMUM       INCOME BENEFIT:
       TOTAL DEATH BENEFIT  INCOME BENEFIT:   ---------------
        WITH THE EARNINGS   ---------------    HYPOTHETICAL
  AGE  ENHANCEMENT BENEFIT GUARANTEED INCOME      INCOME
--------------------------------------------------------------------------------
           0%        6%       0%       6%       0%       6%
--------------------------------------------------------------------------------
 60     100,000  100,000      N/A      N/A      N/A      N/A
 61     107,000  107,000      N/A      N/A      N/A      N/A
 62     114,350  114,350      N/A      N/A      N/A      N/A
 63     122,068  122,068      N/A      N/A      N/A      N/A
 64     130,171  130,171      N/A      N/A      N/A      N/A
 65     138,679  138,679      N/A      N/A      N/A      N/A
 66     147,613  147,613      N/A      N/A      N/A      N/A
 67     156,994  156,994      N/A      N/A      N/A      N/A
 68     166,844  166,844      N/A      N/A      N/A      N/A
 69     177,186  177,186      N/A      N/A      N/A      N/A
 70     188,045  188,045     8,030    8,030    8,030    8,030
 75     251,050  251,050    11,621   11,621   11,621   11,621
 80           0  331,462    16,875   16,875   16,875   16,875
--------------------------------------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80



---------------------------------------------------------------------------------------------------------
                                              GREATER OF 5%
                                                ROLL-UP TO
                                              AGE 80 OR THE
                                              ANNUAL RATCHET
                                                TO AGE 80     TOTAL DEATH
                                                GUARANTEED      BENEFIT
                                              MINIMUM DEATH     WITH THE                    GUARANTEED
                                                 BENEFIT        EARNINGS                      ANNUAL
        CONTRACT                              ("GREATER OF"   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
  AGE     YEAR    ACCOUNT VALUE  CASH VALUE      GMDB II)       BENEFIT          BASE         AMOUNT
---------------------------------------------------------------------------------------------------------
                   0%     6%     0%     6%     0%      6%     0%      6%     0%      6%     0%     6%
---------------------------------------------------------------------------------------------------------
  80      20       0   90,366    0   90,366    0   265,330    0   331,462    0   265,330    0   13,266
  85      25       0   74,924    0   74,924    0   265,330    0   331,462    0   265,330    0   13,266
  90      30       0   56,797    0   56,797    0   265,330    0   331,462    0   265,330    0   13,266
  95      35       0   35,458    0   35,458    0   265,330    0   331,462    0   265,330    0   13,266
---------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                    IV-2 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:

     GREATER OF 5% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT ("GREATER OF" GMDB II)
     EARNINGS ENHANCEMENT BENEFIT

     GUARANTEED MINIMUM INCOME BENEFIT II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80,


--------------------------------------------------------------------------------
                                                            GREATER OF 5%
                                                             ROLL-UP TO
                                                            AGE 80 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 80
                                                             GUARANTEED
                                                            MINIMUM DEATH
                                                               BENEFIT
        CONTRACT                                         ("GREATER OF" GMDB
  AGE     YEAR       ACCOUNT VALUE        CASH VALUE             II)
--------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%
--------------------------------------------------------------------------------
 60        0       104,000   104,000   96,000    96,000   100,000  100,000
 61        1        98,621   104,839   90,621    96,839   105,000  105,000
 62        2        93,285   105,588   85,285    97,588   110,250  110,250
 63        3        87,986   106,239   80,986    99,239   115,763  115,763
 64        4        82,715   106,782   75,715    99,782   121,551  121,551
 65        5        77,467   107,208   71,467   101,208   127,628  127,628
 66        6        72,233   107,506   67,233   102,506   134,010  134,010
 67        7        67,006   107,666   63,006   103,666   140,710  140,710
 68        8        61,778   107,675   58,778   104,675   147,746  147,746
 69        9        56,542   107,523   54,542   105,523   155,133  155,133
 70       10        51,290   107,196   51,290   107,196   162,889  162,889
 75       15        24,357   102,414   24,357   102,414   207,893  207,893
 80       20             0    90,777        0    90,777         0  265,330
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            LIFETIME ANNUAL   LIFETIME ANNUAL
                              GUARANTEED     GUARANTEED MINIMUM
                                MINIMUM       INCOME BENEFIT:
       TOTAL DEATH BENEFIT  INCOME BENEFIT:   ---------------
        WITH THE EARNINGS   ---------------    HYPOTHETICAL
  AGE  ENHANCEMENT BENEFIT GUARANTEED INCOME      INCOME
--------------------------------------------------------------------------------
           0%        6%       0%       6%       0%       6%
--------------------------------------------------------------------------------
 60     100,000  100,000      N/A      N/A      N/A      N/A
 61     107,000  107,000      N/A      N/A      N/A      N/A
 62     114,350  114,350      N/A      N/A      N/A      N/A
 63     122,068  122,068      N/A      N/A      N/A      N/A
 64     130,171  130,171      N/A      N/A      N/A      N/A
 65     138,679  138,679      N/A      N/A      N/A      N/A
 66     147,613  147,613      N/A      N/A      N/A      N/A
 67     156,994  156,994      N/A      N/A      N/A      N/A
 68     166,844  166,844      N/A      N/A      N/A      N/A
 69     177,186  177,186      N/A      N/A      N/A      N/A
 70     188,045  188,045     8,030    8,030    8,030    8,030
 75     251,050  251,050    11,621   11,621   11,621   11,621
 80           0  331,462    16,875   16,875   16,875   16,875
--------------------------------------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80



---------------------------------------------------------------------------------------------------------
                                              GREATER OF 5%
                                                ROLL-UP TO
                                              AGE 80 OR THE
                                              ANNUAL RATCHET
                                                TO AGE 80     TOTAL DEATH
                                                GUARANTEED      BENEFIT
                                              MINIMUM DEATH     WITH THE                    GUARANTEED
                                                 BENEFIT        EARNINGS                      ANNUAL
        CONTRACT                              ("GREATER OF"   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
  AGE     YEAR    ACCOUNT VALUE  CASH VALUE      GMDB II)       BENEFIT          BASE         AMOUNT
---------------------------------------------------------------------------------------------------------
                   0%     6%     0%     6%     0%      6%     0%      6%     0%      6%     0%     6%
---------------------------------------------------------------------------------------------------------
  80      20       0   90,777    0   90,777    0   265,330    0   331,462    0   265,330    0   13,266
  85      25       0   74,282    0   74,282    0   265,330    0   331,462    0   265,330    0   13,266
  90      30       0   55,151    0   55,151    0   265,330    0   331,462    0   265,330    0   13,266
  95      35       0   32,872    0   32,872    0   265,330    0   331,462    0   265,330    0   13,266
---------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-3

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:

     GREATER OF 5% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT ("GREATER OF" GMDB II)

     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT II -- CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80,


--------------------------------------------------------------------------------
                                                            GREATER OF 5%
                                                             ROLL-UP TO
                                                            AGE 80 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 80
                                                             GUARANTEED
                                                            MINIMUM DEATH
                                                               BENEFIT
        CONTRACT                                         ("GREATER OF" GMDB
  AGE     YEAR       ACCOUNT VALUE        CASH VALUE             II)
--------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%
--------------------------------------------------------------------------------
 60        0       100,000   100,000   92,000    92,000   100,000  100,000
 61        1        94,639   100,618   86,639    92,618   105,000  105,000
 62        2        89,327   101,140   82,327    94,140   110,250  110,250
 63        3        84,055   101,555   78,055    95,555   115,763  115,763
 64        4        78,817   101,855   73,817    96,855   121,551  121,551
 65        5        73,605   102,030   73,605   102,030   127,628  127,628
 66        6        68,411   102,069   68,411   102,069   134,010  134,010
 67        7        63,229   101,963   63,229   101,963   140,710  140,710
 68        8        58,050   101,698   58,050   101,698   147,746  147,746
 69        9        52,866   101,264   52,866   101,264   155,133  155,133
 70       10        47,670   100,645   47,670   100,645   162,889  162,889
 75       15        21,068    94,288   21,068    94,288   207,893  207,893
 80       20             0    80,869        0    80,869         0  265,330
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            LIFETIME ANNUAL   LIFETIME ANNUAL
                              GUARANTEED     GUARANTEED MINIMUM
                                MINIMUM       INCOME BENEFIT:
       TOTAL DEATH BENEFIT  INCOME BENEFIT:   ---------------
        WITH THE EARNINGS   ---------------    HYPOTHETICAL
  AGE  ENHANCEMENT BENEFIT GUARANTEED INCOME      INCOME
--------------------------------------------------------------------------------
           0%        6%       0%       6%       0%       6%
--------------------------------------------------------------------------------
 60     100,000  100,000      N/A      N/A      N/A      N/A
 61     107,000  107,000      N/A      N/A      N/A      N/A
 62     114,350  114,350      N/A      N/A      N/A      N/A
 63     122,068  122,068      N/A      N/A      N/A      N/A
 64     130,171  130,171      N/A      N/A      N/A      N/A
 65     138,679  138,679      N/A      N/A      N/A      N/A
 66     147,613  147,613      N/A      N/A      N/A      N/A
 67     156,994  156,994      N/A      N/A      N/A      N/A
 68     166,844  166,844      N/A      N/A      N/A      N/A
 69     177,186  177,186      N/A      N/A      N/A      N/A
 70     188,045  188,045     8,030    8,030    8,030    8,030
 75     251,050  251,050    11,621   11,621   11,621   11,621
 80           0  331,462         0   16,875        0   16,875
--------------------------------------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80



---------------------------------------------------------------------------------------------------------
                                              GREATER OF 5%
                                                ROLL-UP TO
                                              AGE 80 OR THE
                                              ANNUAL RATCHET
                                                TO AGE 80     TOTAL DEATH
                                                GUARANTEED      BENEFIT
                                              MINIMUM DEATH     WITH THE                    GUARANTEED
                                                 BENEFIT        EARNINGS                      ANNUAL
        CONTRACT                              ("GREATER OF"   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
  AGE     YEAR    ACCOUNT VALUE  CASH VALUE      GMDB II)       BENEFIT          BASE         AMOUNT
---------------------------------------------------------------------------------------------------------
                   0%     6%     0%     6%     0%      6%     0%      6%     0%      6%     0%     6%
---------------------------------------------------------------------------------------------------------
  80      20       0   80,869    0   80,869    0   265,330    0   331,462    0   265,330    0   13,266
  85      25       0   62,400    0   62,400    0   265,330    0   331,462    0   265,330    0   13,266
  90      30       0   41,054    0   41,054    0   265,330    0   331,462    0   265,330    0   13,266
  95      35       0   16,289    0   16,289    0   265,330    0   331,462    0   265,330    0   13,266
---------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                    IV-4 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:

     GREATER OF 5% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT ("GREATER OF" GMDB II)
     EARNINGS ENHANCEMENT BENEFIT

     GUARANTEED MINIMUM INCOME BENEFIT II - CUSTOM SELECTION, INCLUDING THE CONVERSION TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80,



--------------------------------------------------------------------------------
                                                             GREATER OF 5%
                                                              ROLL-UP TO
                                                             AGE 80 OR THE
                                                            ANNUAL RATCHET
                                                               TO AGE 80
                                                              GUARANTEED
                                                             MINIMUM DEATH
                                                                BENEFIT
        CONTRACT                                          ("GREATER OF" GMDB
  AGE     YEAR       ACCOUNT VALUE        CASH VALUE              II)
--------------------------------------------------------------------------------
                      0%        6%        0%        6%        0%        6%
--------------------------------------------------------------------------------
 60        0       100,000   100,000   100,000   100,000   100,000  100,000
 61        1        94,590   100,569    94,590   100,569   105,000  105,000
 62        2        89,232   101,038    89,232   101,038   110,250  110,250
 63        3        83,918   101,400    83,918   101,400   115,763  115,763
 64        4        78,642   101,645    78,642   101,645   121,551  121,551
 65        5        73,396   101,763    73,396   101,763   127,628  127,628
 66        6        68,173   101,744    68,173   101,744   134,010  134,010
 67        7        62,963   101,577    62,963   101,577   140,710  140,710
 68        8        57,761   101,251    57,761   101,251   147,746  147,746
 69        9        52,557   100,753    52,557   100,753   155,133  155,133
 70       10        47,344   100,070    47,344   100,070   162,889  162,889
 75       15        20,704    93,364    20,704    93,364   207,893  207,893
 80       20             0    79,568         0    79,568         0  265,330
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            LIFETIME ANNUAL   LIFETIME ANNUAL
                              GUARANTEED     GUARANTEED MINIMUM
                                MINIMUM       INCOME BENEFIT:
       TOTAL DEATH BENEFIT  INCOME BENEFIT:   ---------------
        WITH THE EARNINGS   ---------------    HYPOTHETICAL
  AGE  ENHANCEMENT BENEFIT GUARANTEED INCOME      INCOME
--------------------------------------------------------------------------------
           0%        6%       0%       6%       0%       6%
--------------------------------------------------------------------------------
 60     100,000  100,000      N/A      N/A      N/A      N/A
 61     107,000  107,000      N/A      N/A      N/A      N/A
 62     114,350  114,350      N/A      N/A      N/A      N/A
 63     122,068  122,068      N/A      N/A      N/A      N/A
 64     130,171  130,171      N/A      N/A      N/A      N/A
 65     138,679  138,679      N/A      N/A      N/A      N/A
 66     147,613  147,613      N/A      N/A      N/A      N/A
 67     156,994  156,994      N/A      N/A      N/A      N/A
 68     166,844  166,844      N/A      N/A      N/A      N/A
 69     177,186  177,186      N/A      N/A      N/A      N/A
 70     188,045  188,045     8,030    8,030    8,030    8,030
 75     251,050  251,050    11,621   11,621   11,621   11,621
 80           0  331,462         0   16,875        0   16,875
--------------------------------------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 80



---------------------------------------------------------------------------------------------------------
                                                  GREATER OF 5%
                                                    ROLL-UP TO
                                                  AGE 80 OR THE
                                                  ANNUAL RATCHET
                                                    TO AGE 80     TOTAL DEATH
                                                    GUARANTEED      BENEFIT
                                                  MINIMUM DEATH     WITH THE                    GUARANTEED
                                                     BENEFIT        EARNINGS                      ANNUAL
        CONTRACT                                  ("GREATER OF"   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
  AGE     YEAR    ACCOUNT VALUE    CASH VALUE        GMDB II)       BENEFIT          BASE         AMOUNT
---------------------------------------------------------------------------------------------------------
                   0%     6%       0%       6%     0%      6%     0%      6%     0%      6%     0%     6%
---------------------------------------------------------------------------------------------------------
  80      20       0   79,568    47,344  79,568    0   265,330    0   331,462    0   265,330    0   13,266
  85      25       0   60,706    20,704  60,706    0   265,330    0   331,462    0   265,330    0   13,266
  90      30       0   38,930         0  38,930    0   265,330    0   331,462    0   265,330    0   13,266
  95      35       0   13,760         0  13,760    0   265,330    0   331,462    0   265,330    0   13,266
---------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-5

Appendix V: Earnings enhancement benefit example


--------------------------------------------------------------------------------
The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:




----------------------------------------------------------------------------------------------------------------------------------
                                                                   NO WITHDRAWAL   $3,000 WITHDRAWAL   $6,000 WITHDRAWAL
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   A  INITIAL CONTRIBUTION                                           100,000      100,000             100,000
----------------------------------------------------------------------------------------------------------------------------------
   B  DEATH BENEFIT: prior to withdrawal.(1)                         104,000      104,000             104,000
----------------------------------------------------------------------------------------------------------------------------------
   C  EARNINGS ENHANCEMENT BENEFIT EARNINGS: death                    4,000       4,000               4,000
      benefit less net contributions (prior to the withdrawal in
      D).
      B minus A.
----------------------------------------------------------------------------------------------------------------------------------
   D  WITHDRAWAL                                                        0         3,000               6,000
----------------------------------------------------------------------------------------------------------------------------------
   E  EXCESS OF THE WITHDRAWAL OVER THE EARNINGS                        0         0                   2,000
      ENHANCEMENT BENEFIT EARNINGS
      greater of D minus C or zero
----------------------------------------------------------------------------------------------------------------------------------
   F  NET CONTRIBUTIONS (adjusted for the withdrawal in D)           100,000      100,000             98,000
      A minus E
----------------------------------------------------------------------------------------------------------------------------------
   G  DEATH BENEFIT (adjusted for the withdrawal in D)               104,000       101,000(2)          98,000(2)
      B minus D
----------------------------------------------------------------------------------------------------------------------------------
   H  DEATH BENEFIT LESS NET CONTRIBUTIONS                            4,000       1,000               0
      G minus F
----------------------------------------------------------------------------------------------------------------------------------
   I  EARNINGS ENHANCEMENT BENEFIT FACTOR                              40%        40%                 40%
----------------------------------------------------------------------------------------------------------------------------------
   J  EARNINGS ENHANCEMENT BENEFIT                                    1,600       400                 0
      H times I
----------------------------------------------------------------------------------------------------------------------------------
   K  DEATH BENEFIT: including the Earnings enhancement              105,600      101,400             98,000
      benefit
      G plus J
----------------------------------------------------------------------------------------------------------------------------------



(1) The death benefit is the greater of the account value or any applicable death benefit.
(2) Assumes no earnings on the contract and that the withdrawal would reduce the death benefit on a dollar-for-dollar basis.


V-1 APPENDIX V: EARNINGS ENHANCEMENT BENEFIT EXAMPLE

Appendix VI: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------
The following information is a summary of the states where the Accumulator(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Regardless of the state, the rate initially set on an outstanding loan cannot be changed.


STATES WHERE CERTAIN ACCUMULATOR(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA           See "Contract features and benefits"--"your          If you reside in the state of California and you are
                     right to cancel within a certain number of days"     age 60 and older at the time the contract is issued,
                                                                          you can return your variable annuity contract within
                                                                          30 days from the date that you receive it and receive
                                                                          a refund as described below. This is also referred to
                                                                          as the "free look" period.

                                                                          If you allocate your entire initial contribution to
                                                                          the EQ/Money Market variable investment option
                                                                          and/or guaranteed interest option, if available),
                                                                          the amount of your refund will be equal to your
                                                                          contribution, unless you make a transfer, in which
                                                                          case the amount of your refund will be equal to your
                                                                          account value on the date we receive your request to
                                                                          cancel at our processing office. This amount could
                                                                          be less than your initial contribution. If you
                                                                          allocate any portion of your initial contribution to
                                                                          the variable investment options (other than the
                                                                          EQ/Money Market variable investment option), your
                                                                          refund will be equal to your account value on the
                                                                          date we receive your request to cancel at our
                                                                          processing office.

                                                                          "RETURN OF CONTRIBUTION" FREE LOOK TREATMENT
                                                                          AVAILABLE THROUGH CERTAIN SELLING BROKERS-DEALERS

                                                                          Certain selling broker-dealers offer an allocation
                                                                          method designed to preserve your right to a return
                                                                          of your contributions during the free look period.
                                                                          At the time of application, you will instruct your
                                                                          financial professional as to how your initial
                                                                          contribution and any subsequent contributions should
                                                                          be treated for the purpose of maintaining your free
                                                                          look right under the contract. Please consult your
                                                                          financial professional to learn more about the
                                                                          availability of "return of contribution" free look
                                                                          treatment.

                                                                          If you choose "return of contribution" free look
                                                                          treatment of your contract, we will allocate your entire
                                                                          contribution and any subsequent contributions made
                                                                          during the 40 day period following the Contract Date,
                                                                          to the EQ/Money Market investment option. In the event
                                                                          you choose to exercise your free look right under the
                                                                          contract, you will receive a refund equal to your
                                                                          contributions.

                                                                          If you choose the "return of contribution" free
                                                                          look treatment and your contract is still in effect
                                                                          on the 40th day (or next Business Day) following
                                                                          the Contract Date, we will automatically reallocate
                                                                          your account value to the investment options chosen
                                                                          on your application.



----------------------------------------------------------------------------------------------------------------------------------

                                  APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-1



-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                                                                Any transfers made prior to the expiration of the 30
(CONTINUED)                                                               day free look will terminate your right to "return of
                                                                          contribution" treatment in the event you choose to
                                                                          exercise your free look right under the contract. Any
                                                                          transfer made prior to the 40th day following the
                                                                          Contract Date will cancel the automatic reallocation
                                                                          on the 40th day (or next Business Day) following the
                                                                          Contract Date described above. If you do not want AXA
                                                                          Equitable to perform this scheduled one-time real-
                                                                          location, you must call one of our customer service
                                                                          representatives at 1 (800)789-7771 before the 40th day
                                                                          following the Contract Date to cancel.
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT          See "Credits" in "Contract features and benefits"    Credits applied to contributions made within one year of
                     (For Accumulator(R) Plus(SM) contracts only)         death of the owner (or older joint owner, if applicable)
                                                                          will not be recovered. However, any applicable contract
                                                                          withdrawal charges will continue to apply to those
                                                                          contributions.

                     See "Transfers of ownership, collateral              If you elect the GMIB, you may not change ownership or
                     assignments, loans and borrowing" in "More           assign the GMIB or the contract to an institution
                     information"                                         (such as business trusts, corporations, joint stock
                                                                          associations, partnerships, limited liability companies
                                                                          and other legal entities).
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA              See "Credits" in "Contract features and benefits"    The following information replaces the second bullet of
                     (For Accumulator(R) Plus(SM) contracts only)         the final set of bullets in this section:

                                                                          o     You may annuitize your contract after twelve months,
                                                                                however, if you elect to receive annuity payments
                                                                                within five years of the contract date, we will
                                                                                recover the credit that applies to any contribution
                                                                                made within the prior three years.
                                                                                made in that five years. If you start receiving
                                                                                annuity payments after five years from the contract
                                                                                date and within three years of making any
                                                                                contribution, we will recover the credit
                                                                                that applies to any contribution made within the
                                                                                prior three years.

                     See "Your right to cancel within a certain number    If you reside in the state of Florida and you are age
                     of days" "Contract features and benefits"            65 or older at the time the contract is issued, you may
                                                                          cancel your variable annuity contract and return it to
                                                                          us within 21 days from the date that you receive it.
                                                                          You will receive an  unconditional refund equal to the
                                                                          cash surrender value provided in the annuity contract,
                                                                          plus any fees or charges deducted from the contributions
                                                                          or imposed under the contract.

                                                                          If you reside in the state of Florida and you are age 64
                                                                          or younger at the time the contract is issued, you may
                                                                          cancel your variable annuity contract and return it to
                                                                          us within 14 days from the date that you receive it.
                                                                          You will receive an unconditional refund equal to your
                                                                          contributions, including any contract fees or charges.

                     See "Selecting an annuity payout option"             The following sentence replaces the first sentence of the
                     under "Your annuity payout options" in               second paragraph in this section:
                     "Accessing your money"
                                                                          You can choose the date annuity payments begin but it
                                                                          may not be earlier than twelve months from the
                                                                          Accumulator(R) Series contract date.

                     See "Withdrawal charge" in "Charges and expenses"    If you are age 65 or older at the time your contract is
                                                                          issued, the applicable withdrawal charge will not exceed
                                                                          10% of the amount withdrawn.
----------------------------------------------------------------------------------------------------------------------------------


                                  VI-2 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS





-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
ILLINOIS             See "Credits" in "Contract                 The following information replaces the second bullet of the
                     features and benefits" (for                final set of bullets in this section:
                     Accumulator(R) Plus(SM) contracts
                     only)
                                                                o   You may annuitize your contract after twelve months,
                                                                    however, if you elect to receive annuity payments
                                                                    within five years of the contract date, we will recover
                                                                    the credit that applies to any contribution made in the
                                                                    first five years. If you start receiving annuity payments
                                                                    after five years from the contract date and within
                                                                    three years of making any contribution, we will
                                                                    recover the credit that applies to any contribution
                                                                    made within the prior three years.

                     See "Selecting an annuity payout           The following sentence replaces the first sentence of the
                     option" under "Your annuity payout         second paragraph in this section:
                     options" in "Accessing your money"
                                                                You can choose the date annuity payments begin but it
                                                                may not be earlier than twelve months from the Accumulator(R)
                                                                Series contract date.
--------------------------------------------------------------------------------------------------------------------------------
MARYLAND             See "10% free withdrawal amount"           The 10% free withdrawal amount applies to full surrenders.
                     under "Withdrawal charge" in
                     "Charges and expenses"

                     See "Withdrawal Charge" in                 We determine the withdrawal charge separately for each
                     "Charges and expenses"                     contribution according to the following table:
                     (For Accumulator(R) Plus(SM)
                     contracts only)
                                                                ----------------------------------------------------------------
                                                                                           CONTRACT YEAR
                                                                ----------------------------------------------------------------
                                                                                1    2    3    4    5    6    7    8    9    10+
                                                                ----------------------------------------------------------------
                                                                Percentage      8%   8%   7%   6%   5%   4%   3%   2%   1%   0%
                                                                of
                                                                contribution
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS        Annual administrative charge               The annual administrative charge will not be deducted
                                                                from amounts allocated to the Guaranteed interest option.
                     See "Disability, terminal illness          This section is deleted in its entirety.
                     or confinement to nursing
                     home" under "Withdrawal charge"
                     in "Charges and expenses" (For
                     Accumulator(R), Accumulator(R)
                     Plus(SM) and Accumulator(R) Elite(SM)
                     contracts only)

                     See "Appendix IV: Hypothetical             The annuity purchase factors are applied on a unisex basis
                     Illustrations"                             in determining the amount payable upon the exercise of
                                                                the Guaranteed minimum income benefit.
--------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI          QP (defined contribution and               Not Available
                     defined benefit) contracts
--------------------------------------------------------------------------------------------------------------------------------
MONTANA              See "Appendix IV: Hypothetical             The annuity purchase factors are applied on a unisex basis
                     Illustrations"                             in determining the amount payable upon the exercise of
                                                                the Guaranteed minimum income benefit.
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK             Earnings enhancement benefit               Not Available

                     "Indication of Intent"                     The "Indication of Intent" approach to first year contribu-
                     (For Accumulator(R) Plus(SM)               tions in connection with the contribution crediting rate is
                     contracts only)                            not available.

                     See "Credits" in "Contract                 If the owner (or older joint owner, if applicable) dies
                     features and benefits"                     during the one-year period following our receipt of a contribution
                     (For Accumulator(R) Plus(SM)               to which a credit was applied, we will recover all or a por-
                     contracts only)                            tion of the amount of such Credit from the account value,
                                                                based on the number of full months that elapse between
                                                                the time we receive the contribution and the owner's (or
                                                                older joint owner's, if applicable) death, as follows:
--------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-3





-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                          Number                 Percentage
(CONTINUED)                                                         of                       of
                                                                  Months                   Credit
                                                                  ------                   ------
                                                                    0                       100%
                                                                    1                       100%
                                                                    2                        99%
                                                                    3                        98%
                                                                    4                        97%
                                                                    5                        96%
                                                                    6                        95%
                                                                    7                        94%
                                                                    8                        93%
                                                                    9                        92%
                                                                    10                       91%
                                                                    11                       90%
                                                                    12                       89%

                                                                We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

                     See "Guaranteed minimum death benefit      GMIB I - Asset Allocation and GMIB II - Custom Selection
                     and Guaranteed minimum income benefit      5% Roll-up to age 80 Guaranteed minimum income benefit
                     base" in "Contract features and benefits"  base is capped at 250% of total contributions under the contract. If there is a Roll-up benefit base reset, the cap becomes 250% of the highest reset amount plus 250% of
                                                                any subsequent contributions made after the reset. Withdrawals do not lower the cap.

                     See "Guaranteed minimum death benefit"     "Greater of" GMDB I or "Greater of" GMDB II enhanced
                     in "Contract features and benefits"        death benefit is not available. All references to these benefits should be deleted in their entirety.

                     See "The amount applied to purchase        The amount applied to the annuity benefit is the greater of
                     your money" (Applicable under              the cash value or 95% of what the account value would be
                     Accumulator(R), Accumulator(R) Plus(SM)    if no withdrawal charge applied.
                     an annuity payout option" in "Accessing
                     and Accumulator(R) Elite(SM) contracts
                     only)

                     See "How withdrawals affect your           If you elect both (1) the Guaranteed minimum income benefit
                     Guaranteed minimum income benefit and      and (2) the Annual Ratchet to age 80 enhanced death
                     Guaranteed minimum death benefit"          benefit, withdrawals (including any applicable withdrawal
                     in "Accessing your money"                  charges) will reduce each of the benefits' benefit bases on a pro rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue.

                                                                Beginning on the first day of the 2nd contract year (or the
                                                                1st contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum
                                                                income benefit Roll-up and Annual Ratchet benefit bases
                                                                and the Annual Ratchet to age 80 enhanced death benefit
                                                                base, on a dollar-for-dollar basis.
----------------------------------------------------------------------------------------------------------------------------------


                                  VI-4 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS





-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                        Once a withdrawal is taken that causes the sum of withdrawals
(CONTINUED)                                                     in a contract year to exceed 5% of the 5% Roll-up
                                                                to age 80 benefit base on the most recent contract date
                                                                anniversary, that entire withdrawal and any subsequent
                                                                withdrawals in that same contract year will reduce the
                                                                benefit bases on a pro rata basis. In all contract years
                                                                beginning after your 80th birthday, or earlier if you drop the Guaranteed minimum income benefit after issue, the
                                                                Annual Ratchet to age 80 Guaranteed minimum death
                                                                benefit base will be reduced on a pro rata basis by any
                                                                withdrawals. When an RMD withdrawal using our RMD
                                                                program occurs, the Guaranteed minimum income benefit
                                                                Roll-up benefit base, the Guaranteed minimum income
                                                                benefit Annual Ratchet to age 80 benefit base and the
                                                                Guaranteed minimum death benefit Annual Ratchet to age
                                                                80 benefit base (if elected in combination with the Guaranteed minimum income benefit) will be reduced on a dollarfor-
                                                                dollar basis beginning with the first RMD withdrawal.

                                                                If you elect (1) the Guaranteed minimum income benefit
                                                                and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will
                                                                reduce the 5% Roll-up to age 80 benefit base and the
                                                                Annual Ratchet to age 80 benefit base on a pro rata basis
                                                                for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income
                                                                benefit is added after issue, the applicable period begins as of the Guaranteed minimum income benefit effective date.

                                                                Beginning on the first day of the 2nd contract year (or the first contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum
                                                                income benefit Roll-up to Age 80 benefit base and the
                                                                Annual Ratchet to age 80 benefit base, on a dollar-fordollar basis, as long as the sum of withdrawals in a
                                                                contract year is no more than 5% of the 5% Roll-up to age
                                                                80 benefit base.

                                                                Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the 5% Roll-up
                                                                to age 80 benefit base on the most recent contract date
                                                                anniversary, that entire withdrawal and any subsequent
                                                                withdrawals in that same contract year will reduce the 5%
                                                                Roll-up to age 80 benefit base and the Annual Ratchet to
                                                                age 80 benefit base on a pro rata basis. The Standard
                                                                death benefit base will be reduced on a pro rata basis by
                                                                any withdrawals, regardless of amount.

                                                                If you elect the Annual Ratchet to age 80 enhanced death
                                                                benefit without the Guaranteed minimum income benefit,
                                                                withdrawals (including any applicable withdrawal charges)
                                                                will reduce the benefit base on a pro rata basis.

                                                                If the Guaranteed minimum income benefit converts to the
                                                                Guaranteed withdrawal benefit for life, the Standard death benefit base or Annual Ratchet to age 80 benefit base will be reduced on a pro rata basis by any subsequent withdrawals.

                     See "Selecting an annuity payout option"   The earliest date annuity payments may begin is 13 months
                     in "Accessing your money"                  from the issue date.
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                                  APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-5


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STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK             See "Annuity maturity date" in             Your contract has a maturity date by which you must either take
(CONTINUED)          "Accessing your money"                     a lump sum withdrawal or select an annuity payout option.

                                                                For Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R)
                                                                Select contracts:

                                                                The maturity date by which you must take a lump sum withdrawal or select an annuity payout option is the contract date
                                                                anniversary that follows the annuitant' birthday, as follows:

                                                                                                         Maximum
                                                                             Issue Age              Annuitization age
                                                                             ---------              -----------------
                                                                              0-80                          90
                                                                               81                           91
                                                                               82                           92
                                                                               83                           93
                                                                               84                           94
                                                                               85                           95

                                                                For Accumulator(R) Plus(SM) contracts:

                                                                The maturity date is the contract date anniversary that
                                                                follows the annuitant's 90th birthday.

                     See "Charges and expenses"                 Deductions of charges from the guaranteed interest option
                                                                are not permitted.

                     See "Annual Ratchet to age 80" in          The charge is equal to 0.30% of the Annual Ratchet to age
                     "Charges and expenses"                     80 benefit base.

                     See "Spousal continuation" in "Payment     If the Guaranteed minimum income benefit had converted
                     of death benefit"                          to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect after the death of the first spouse to die, and no death benefit is
                                                                payable until the death of the surviving spouse. If you have also elected the Annual Ratchet to age 80 enhanced death
                                                                benefit, that benefit's benefit base will continue to ratchet until the contract date anniversary following the surviving spouse's age 80. Withdrawal charges will continue to apply to all contributions. No additional contributions will be
                                                                permitted. If the Guaranteed minimum income benefit had
                                                                converted to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate. If your spouse elects Spousal continuation after your death
                                                                under a Single life contract in which the Guaranteed withdrawal benefit for life is in effect, the Annual Ratchet to
                                                                age 80 enhanced death benefit will continue to ratchet, or terminate, based on your spouse's age, as described earlier in this Prospectus and Appendix.

                     See "Transfers of ownership, collateral    Collateral assignments are not limited to the period prior to
                     assignments, loans and borrowing"          the first contract date anniversary. You may assign all or a
                     in "More information"                      portion of the value of your NQ contract at any time, pursuant to the terms described in this Prospectus.
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                                  VI-6 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

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

--------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------------------------------------
OREGON               QP contracts                                 Not Available

                     See "How you can purchase and contribute     Additional contributions are not permitted to Accumulator(R)
                     to your contract" in "Contract features      or Accumulator(R) Elite(SM) Inherited IRA contracts, even from
                     and benefits"                                properly titled sources.

                     See "Lifetime required minimum               The following replaces the third paragraph:
                     distribution withdrawals" under              We generally will not impose a withdrawal charge on minimum
                     "Withdrawing your account value" in          distribution withdrawals even if you are not enrolled
                     "Accessing your money"                       in our automatic RMD service, except if, when added to a
                                                                  lump sum withdrawal previously taken in the same contract
                                                                  year, the minimum distribution withdrawals exceed the
                                                                  10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution
                                                                  withdrawals outside of our automatic RMD service, you
                                                                  must notify us using our request form. Such minimum distribution withdrawals must be based solely on your
                                                                  contract's account value.

                     See "Selecting an annuity payout option"     You can choose the date annuity payments begin, but it
                     under "Your annuity payout options" in       may not be earlier than seven years from the Accumulator(R)
                     "Accessing your money"                       contract issue date, four years from the Accumulator(R)
                                                                  Elite(SM) contract issue date, or nine years from the Accumulator
                                                                  (R) Plus(SM) contract issue date. No withdrawal charge is
                                                                  imposed if you select a non-life contingent period certain payout annuity. If the payout annuity benefit is based on
                                                                  the age or sex of the owner and/or annuitant, and that
                                                                  information is later found not to be correct, we will adjust the payout annuity benefit on the basis of the correct age or sex. We will adjust the number or amount of payout
                                                                  annuity benefit payments, or any amount of the payout
                                                                  annuity benefit payments, or any amount used to provide
                                                                  the payout annuity benefit, or any combination of these
                                                                  approaches. If we have overpaid you, we will charge that
                                                                  overpayment against future payments, while if we have
                                                                  underpaid you, we will add additional amounts to future
                                                                  payments. Our liability will be limited to the correct information and the actual amounts used to provide the
                                                                  benefits.

                     See "Disability, terminal illness, or        Items (i) and (iii) under this section are deleted in their
                     confinement to nursing home" under           entirety.
                     "Withdrawal charge" in "Charges and
                     expenses" (for Accumulator(R),
                     Accumulator(R) Plus(SM) and Accumulator(R)
                     Elite(SM) contracts only)

                     See "Your beneficiary and payment of          The following replaces the fourth paragraph:
                     benefit" in "Payment of death benefit"        If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been
                                                                   misstated, any benefits will be those which would have
                                                                   been purchased at the correct age. Therefore, if an optional
                     See "Transfers of ownership,                  Guaranteed minimum death benefit rider was elected by
                     collateral assignments, loans and             such person, the optional Guaranteed minimum death
                     borrowing" in "More information"              benefit rider will be adjusted based on the correct age.
                     (For Accumulator(R), Accumulator(R)
                     Plus(SM) and Accumulator(R) Elite(SM)         Collateral assignments are not limited to the period prior to
                     contracts only)                               the first contract date anniversary. You may assign all or a portion of the value of your NQ contract at any time, pursuant to the terms described in this Prospectus.
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                                  APPENDIX VI: STATE CONTRACT A-VAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-7


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STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA         Contributions                              Your contract refers to contributions as premiums.

                     Cancelling the Guaranteed minimum income   You may cancel the Guaranteed minimum income benefit within 10 days
                     benefit                                    of it being added to your contract if you add the benefit to your contract after issue. This is distinct from your right to drop the
                                                                Guaranteed minimum income benefit after issue, and is not subject to the restrictions that govern that right. We will not deduct
                                                                any charge for the   Guaranteed minimum income benefit.

                     See "Disability, terminal illness or       The Withdrawal Charge Waiver does not apply during the first
                     confinement to nursing home" in "Charges   12 months of the contract with respect to the Social Security
                     and expenses" (For Accumulator(R),         Disability Waiver, the Six Month Life Expectancy Waiver, or if
                     Accumulator(R) Plus(SM) and Accumulator(R) the owner is confined to a nursing home during such period.
                     Elite(SM) contracts only)

                     Special dollar cost averaging program      In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

                     Required disclosure for Pennsylvania       Any person who knowingly and with intent to defraud any insurance
                     customers                                  company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO          Beneficiary continuation option (IRA)      Not Available

                     IRA and Roth IRA                           Available for direct rollovers from U.S. source 401(a)
                                                                plans and direct transfers from the same type of U.S. source IRAs

                     QP (Defined Benefit) contracts             Not Available

                     See "How you can purchase and contribute   Specific requirements for purchasing QP contracts in Puerto Rico
                     to your contract" in "Contract features    are outlined below in "Purchase considerations for QP (Defined
                     and benefits" (For Accumulator(R),         Contribution) contracts in Puerto Rico".
                     Accumulator(R) Plus(SM) and Accumulator(R)
                     Elite(SM) contracts only)

                     See "Exercise rules" under "Guaranteed     Exercise restrictions for the GMIB on a Puerto Rico QPDC contract
                     minimum income benefit" in "Contract       are described below, under "Purchase considerations for QP (Defined
                     features and benefits" (For                Contribution) contracts in Puerto Rico", and in your contract.
                     Accumulator(R), Accumulator(R) Plus(SM)
                     and Accumulator(R) Elite(SM) contracts
                     only)

                     See "Income Manager(R) payout options" in  This payout option is not available with QPDC contracts.
                     "Accessing your money"
                     (For Accumulator(R), Accumulator(R)
                     Plus(SM) and Accumulator(R) Elite(SM)
                     contracts only)

                     See "Transfers of ownership, collateral    Transfers of ownership of QP contracts are governed by Puerto Rico
                     assignments, loans and borrowing" in       law. Please consult your tax, legal or plan advisor if you intend
                     "More information" (For Accumulator (R),   to transfer ownership of your contract.
                     Accumulator(R) Plus(SM) and
                     Accumulator(R) Elite(SM) contracts only)

                     "Purchase considerations for QP            PURCHASE CONSIDERATIONS FOR QP (DEFINED CONTRIBUTION)
                     (Defined Contribution) contracts in        CONTRACTS IN PUERTO RICO:
                     Puerto Rico"--this section replaces        Trustees who are considering the purchase of an Accumulator
                     "Appendix II: Purchase considerations      (R) Series QP contract in Puerto Rico should discuss with
                     for QP contracts" in your Prospectus.      their tax, legal and plan advisors whether this is an appropriate
                     (For Accumulator(R), Accumulator(R)        investment vehicle for the employer's plan. Trustees
                     Plus(SM) and Accumulator(R) Elite(SM)      should consider whether the plan provisions permit the
                     contracts only)                            investment of plan assets in the QP contract, the Guaranteed minimum income benefit and other guaranteed
                                                                benefits, and the payment of death benefits in accordance
                                                                with the requirements of Puerto Rico income tax rules. The
                                                                QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted.
----------------------------------------------------------------------------------------------------------------------------------


                                  VI-8 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS



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


-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                     LIMITS ON CONTRACT OWNERSHIP:
(CONTINUED)                                                     o     The QP contract is offered only as a funding
                                                                      vehicle to qualified plan trusts of single
                                                                      participant defined contribution plans that are
                                                                      tax-qualified under Puerto Rico law, not United
                                                                      States law. The contract is not available to US
                                                                      qualified plans or to defined benefit plans
                                                                      qualifying under Puerto Rico law.

                                                                o     The QP contract owner is the qualified plan
                                                                      trust. The annuitant under the contract is the
                                                                      self-employed Puerto Rico resident, who is the
                                                                      sole plan participant.

                                                                o     This product should not be purchased if the
                                                                      selfemployed individual anticipates having
                                                                      additional employees become eligible for the
                                                                      plan. We will not allow additional contracts to
                                                                      be issued for participants other than the
                                                                      original business owner.

                                                                o     If the business that sponsors the plan adds
                                                                      another employee, no further contributions may
                                                                      be made to the contract. If the employer moves
                                                                      the funds to another funding vehicle that can
                                                                      accommodate more than one employee, this move
                                                                      could result in surrender charges, if
                                                                      applicable, and the loss of guaranteed benefits
                                                                      in the contract.

                                                                LIMITS ON CONTRIBUTIONS:
                                                                o     All contributions must be direct transfers from
                                                                      other investments within an existing qualified
                                                                      plan trust.

                                                                o     Employer payroll contributions are not accepted.

                                                                o     Only one additional transfer contribution may be
                                                                      made per contract year.

                                                                o     Checks written on accounts held in the name of
                                                                      the employer instead of the plan or the trustee
                                                                      will not be accepted.

                                                                o     As mentioned above, if a new employee becomes
                                                                      eligible for the plan, the trustee will not be
                                                                      permitted to make any further contributions to
                                                                      the contract established for the original
                                                                      business owner.

                                                                LIMITS ON PAYMENTS:
                                                                o     Loans are not available under the contract.

                                                                o     All payments are made to the plan trust as
                                                                      owner, even though the plan
                                                                      participant/annuitant is the ultimate recipient
                                                                      of the benefit payment.

                                                                o     AXA Equitable does no tax reporting or
                                                                      withholding of any kind. The plan administrator
                                                                      or trustee will be solely responsible for
                                                                      performing or providing for all such services.

                                                                o     AXA Equitable does not offer contracts that
                                                                      qualify as IRAs under Puerto Rico law. The plan
                                                                      trust will exercise the GMIB and must continue
                                                                      to hold the supplementary contract for the
                                                                      duration of the GMIB payments.
----------------------------------------------------------------------------------------------------------------------------------

                                  APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-9


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

-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
(CONTINUED)                                                     PLAN TERMINATION:
                                                                o     If the plan participant terminates the business,
                                                                      and as a result wishes to terminate the plan,
                                                                      the trust would have to be kept in existence to
                                                                      receive payments. This could create expenses for
                                                                      the plan.

                                                                o     If the plan participant terminates the plan and
                                                                      the trust is dissolved, or if the plan trustee
                                                                      (which may or may not be the same as the plan
                                                                      participant) is unwilling to accept payment to
                                                                      the plan trust for any reason, AXA Equitable
                                                                      would have to change the contract from a Puerto
                                                                      Rico QP to NQ in order to make payments to the
                                                                      individual as the new owner. Depending on when
                                                                      this occurs, it could be a taxable distribution
                                                                      from the plan, with a potential tax of the
                                                                      entire account value of the contract. Puerto
                                                                      Rico income tax withholding and reporting by the
                                                                      plan trustee could apply to the distribution
                                                                      transaction.

                                                                o     If the plan trust is receiving GMIB payments and
                                                                      the trust is subsequently terminated,
                                                                      transforming the contract into an individually
                                                                      owned NQ contract, the trustee would be
                                                                      responsible for the applicable Puerto Rico
                                                                      income tax withholding and reporting on the
                                                                      present value of the remaining annuity payment
                                                                      stream.

                                                                o     AXA Equitable is a U.S. insurance company,
                                                                      therefore distributions under the NQ contract
                                                                      could be subject to United States taxation and
                                                                      withholding on a "taxable amount not determined"
                                                                      basis.

                      Tax Information-"Special rules            Income from NQ contracts we issue is U.S. source. A Puerto
                      for NQ contracts"                         Rico resident is subject to U.S. taxation on such U.S.
                                                                source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The
                                                                calculation of the taxable portion of amounts distributed
                                                                from a contract may differ in the two jurisdictions.
                                                                Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the
                                                                contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid.
                                                                Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.
----------------------------------------------------------------------------------------------------------------------------------
TEXAS                See "Annual administrative                 The annual administrative charge will not be deducted from
                     charge" in "Charges and                    amounts allocated to the Guaranteed interest option. See
                     expenses"                                  "How you can purchase and contribute to your contract" in
                                                                "Contract features and benefits"

                     See "How you can purchase and              The $2,500,000 limitation on the sum of all contributions
                     contribute to your con-                    under all AXA Equitable annuity accumulation contracts with
                     tract" in "Contract features and           the same owner or annuitant does not apply.
                     benefits"
                                                                There is no 12 month waiting period following a contribution
                     See "Disability, terminal illness          for the Six Month Life Expectancy Waiver. The withdrawal
                     or confinement to nursing                  charge can be waived even if the condition begins within 12
                     home" in "Charges and expenses"            months of the remittance of the contribution.
                     (For Accumulator(R),
                     Accumulator(R) Plus(SM) and
                     Accumulator(R) Elite(SM) contracts
                     only)
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON           Guaranteed interest option                 Not Available

                     Investment simplifier --                   Not Available
                     Fixed-dollar option
                     and Interest sweep option
----------------------------------------------------------------------------------------------------------------------------------


                                 VI-10 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


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

-------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
WASHINGTON           Income Manager(R) payout option                     Not Available
(CONTINUED)
                     Earnings enhancement benefit                        Not Available


                                                                         All references to these features are
                     "Greater of" GMDB I and "Greater                    deleted in their entirety. You have the
                     of GMDB II enhanced                                  choice of the following guaranteed minimum
                     death benefit"                                       death benefits: the Annual Ratchet to age
                                                                         80; or the Standard death benefit.

                     See "Guaranteed minimum death                       The charge for the Annual Ratchet to age
                     benefit charge" in "Fee                             80 enhanced death benefit is 0.30% and
                     table" and in "Charges and                          cannot be increased.
                     expenses"

                     See "How withdrawals affect your                    If you elect both (1) the Guaranteed
                     Guaranteed minimum                                  minimum income benefit and (2) the Annual
                     income benefit and Guaranteed                       Ratchet to age 80 enhanced death benefit,
                     minimum death benefit"                              withdrawals (including any applicable
                     in "Accessing your money"                           withdrawal charges) will reduce each of
                                                                         the benefits' benefit bases on a pro rata
                                                                         basis for the first contract year if the
                                                                         Guaranteed minimum income benefit is
                                                                         elected at issue. If the Guaranteed
                                                                         minimum income benefit is added after
                                                                         issue, the applicable period begins as of
                                                                         the Guaranteed minimum income benefit
                                                                         effective date.

                                                                         Beginning on the first day of the 2nd
                                                                         contract year (or the 1st contract year
                                                                         after the GMIB effective date, if
                                                                         applicable), withdrawals will reduce the
                                                                         Guaranteed minimum income benefit Roll-up
                                                                         and Annual Ratchet benefit bases and the
                                                                         Annual Ratchet to age 80 enhanced death
                                                                         benefit base, on a dollar-for-dollar
                                                                         basis.

                                                                         Once a withdrawal is taken that causes the
                                                                         sum of withdrawals in a contract year to
                                                                         exceed 5% of the 5% Roll-up to age 80
                                                                         benefit base on the most recent contract
                                                                         date anniversary, that entire withdrawal
                                                                         and any subsequent withdrawals in that
                                                                         same contract year will reduce the benefit
                                                                         bases on a pro rata basis. In all contract
                                                                         years beginning after your 80th birthday,
                                                                         or earlier if you drop the Guaranteed
                                                                         minimum income benefit after issue, the
                                                                         Annual Ratchet to age 80 Guaranteed
                                                                         minimum death benefit base will be reduced
                                                                         on a pro rata basis by any withdrawals.
                                                                         When an RMD withdrawal using our RMD
                                                                         program occurs, the Guaranteed minimum
                                                                         income benefit Roll-up benefit base, the
                                                                         Guaranteed minimum income benefit Annual
                                                                         Ratchet to age 80 benefit base and the
                                                                         Guaranteed minimum death benefit Annual
                                                                         Ratchet to age 80 benefit base (if elected
                                                                         in combination with the Guaranteed minimum
                                                                         income benefit) will be reduced on a
                                                                         dollarfor- dollar basis beginning with the
                                                                         first RMD withdrawal.

                                                                         If you elect (1) the Guaranteed minimum
                                                                         income benefit and (2) the Standard death
                                                                         benefit, withdrawals (including any
                                                                         applicable withdrawal charges, if
                                                                         applicable) will reduce the 5% Roll-up to
                                                                         age 80 benefit base and the Annual Ratchet
                                                                         to age 80 benefit base on a pro rata basis
                                                                         for the first year if the Guaranteed
                                                                         minimum income benefit is elected at
                                                                         issue. If the Guaranteed minimum income
                                                                         benefit is added after issue, the
                                                                         applicable period begins as of the
                                                                         Guaranteed minimum income benefit
                                                                         effective date.
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                                 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-11

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

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STATE                FEATURES AND BENEFITS                                AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
WASHINGTON                                                               Beginning on the first day of the 2nd
(CONTINUED)                                                              contract year (or the first contract year
                                                                         after the GMIB effective date, if
                                                                         applicable), withdrawals will reduce the
                                                                         Guaranteed minimum income benefit Roll-up
                                                                         to Age 80 benefit base and the Annual
                                                                         Ratchet to age 80 benefit base, on a
                                                                         dollar-fordollar basis, as long as the sum
                                                                         of withdrawals in a contract year is no
                                                                         more than 5% of the 5% Roll-up to age 80
                                                                         benefit base. Once a withdrawal is taken
                                                                         that causes the sum of withdrawals in a
                                                                         contract year to exceed 5% of the 5%
                                                                         Roll-up to age 80 benefit base on the most
                                                                         recent contract date anniversary, that
                                                                         entire withdrawal and any subsequent
                                                                         withdrawals in that same contract year
                                                                         will reduce the 5% Roll-up to age 80
                                                                         benefit base and the Annual Ratchet to age
                                                                         80 benefit base on a pro rata basis. The
                                                                         Standard death benefit base will be
                                                                         reduced on a pro rata basis by any
                                                                         withdrawals, regardless of amount.

                                                                         If you elect the Annual Ratchet to age 80
                                                                         enhanced death benefit without the
                                                                         Guaranteed minimum income benefit,
                                                                         withdrawals (including any applicable
                                                                         withdrawal charges) will reduce the
                                                                         benefit base on a pro rata basis.

                                                                         If the Guaranteed minimum income benefit
                                                                         converts to the Guaranteed withdrawal
                                                                         benefit for life, the Standard death
                                                                         benefit base or Annual Ratchet to age 80
                                                                         benefit base will be reduced on a pro rata
                                                                         basis by any subsequent withdrawals.

                     See "Guaranteed minimum death benefit" in           You have a choice of the standard death
                     "Contract features and benefits"                    benefit or the Annual Ratchet to age 80
                                                                         enhanced death benefit. The Standard death
                                                                         benefit and the Annual Ratchet to age 80
                                                                         enhanced death benefit may be combined
                                                                         with the GMIB I - Asset Allocation or GMIB
                                                                         II - Custom Selection.

                     See "Annual administrative charge" in               The second paragraph of this section is
                     "Charges and expenses"                              replaced with the following:

                                                                         The annual administrative charge will be
                                                                         deducted from the value in the variable
                                                                         investment options on a pro rata basis. If
                                                                         those amounts are insufficient, we will
                                                                         deduct all or a portion of the charge from
                                                                         the account for special dollar cost
                                                                         averaging (for Accumulator(R) and
                                                                         Accumulator(R) EliteSM contracts) or the
                                                                         account for special money market dollar
                                                                         cost averaging (for Accumulator(R) PlusSM
                                                                         and Accumulator (R) SelectSM contracts).
                                                                         If the contract is surrendered or
                                                                         annuitized or a death benefit is paid on a
                                                                         date other than a contract date
                                                                         anniversary, we will deduct a pro rata
                                                                         portion of that charge for the year.

                     See "10% free withdrawal amount" under              The 10% free withdrawal amount applies to
                     "Withdrawal charge" in "Charges and                 full surrenders.
                     expenses" (For Accumulator(R),
                     Accumulator(R) PlusSM and Accumulator(R)
                     EliteSM contracts only)

                     See "Withdrawal charge" in "Charges and             The owner (or older joint owner, if
                     expenses" under "Disability, terminal               applicable) has qualified to receive
                     illness, or confinement to nursing home"            Social Security disability benefits as
                     (For Accumulator(R), Accumulator(R)                 certified by the Social Security
                     Plus(SM) and Accumulator(R) Elite(SM)               Administration or a statement from an
                     contracts only)                                     independent U.S. licensed physician
                                                                         stating that the owner (or older joint
                                                                         owner, if applicable) meets the definition
                                                                         of total disability for at least 6
                                                                         continuous months prior to the notice of
                                                                         claim. Such disability must be
                                                                         re-certified every 12 months.
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                                 VI-12 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS



Appendix VII: Contract variations


--------------------------------------------------------------------------------
You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VI earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.



----------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD   FEATURE/BENEFIT                                      VARIATION
----------------------------------------------------------------------------------------------------------------------------------
June 2009-February 2010    Greater of 5% Roll-up to age 80 or Annual            The fee for this benefit was 0.80% at issue. If
                           Ratchet to age 80 ("Greater of" GMDB I)              you elect to reset the Roll-up benefit base, we
                           (only available if you also elect Guaranteed mini-   reserve the right to increase the charge up to
                           mum income benefit I - Asset Allocation)             0.95%.

                           Greater of 5% Roll-up to age 80 or Annual            The fee for this benefit was 1.00% at issue. If
                           Ratchet to age 80 ("Greater of" GMDB II)             you elect to reset the Roll-up benefit base, we
                           (only available if you also elect Guaranteed mini-   reserve the right to increase the charge up to
                           mum income benefit II - Custom Selection)            1.15%.

                           Guaranteed minimum income benefit I - Asset          The fee for this benefit was 0.80% at issue. If
                           Allocation                                           you elect to reset the Roll-up benefit base, we
                                                                                reserve the right to increase the charge up to
                                                                                1.10%.

                           Guaranteed minimum income benefit II - Cus-          The fee for this benefit was 1.00% at issue. If
                           tom Selection                                        you elect to reset the Roll-up benefit base, we
                                                                                reserve the right to increase the charge up to
                                                                                1.30%.

                           Guaranteed withdrawal benefit for life charge        The fee for this benefit was 0.80% at issue. If
                           (Conversion from Guaranteed minimum income           you reset your Guaranteed minimum income
                           benefit I - Asset Allocation)                        benefit prior to conversion or if your GWBL
                                                                                benefit base ratchets after conversion, we
                                                                                reserve the right to increase the charge up to
                                                                                1.10%.

                           Guaranteed withdrawal benefit for life charge        The fee for this benefit was 1.00% at issue. If
                           (Conversion from Guaranteed minimum income           you reset your Guaranteed minimum income
                           benefit II - Custom Selection)                       benefit prior to conversion or if your GWBL
                                                                                benefit base ratchets after conversion, we
                                                                                reserve the right to increase the charge up to
                                                                                1.30%.
----------------------------------------------------------------------------------------------------------------------------------

                                                                                           APPENDIX VII: CONTRACT VARIATIONS VII-1



----------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD   FEATURE/BENEFIT                               VARIATION
----------------------------------------------------------------------------------------------------------------------------------
June 2009-February 2010    How withdrawals affect your Guaranteed        If the Guaranteed minimum income benefit is
                           minimum income benefit and Guaranteed         elected at issue, during the first five contract
                           minimum death benefit                         years, with respect to the GMIB I - Asset Allo-
                                                                         cation, the "Greater of" GMDB I enhanced
                                                                         death benefit, the GMIB II - Custom Selection
                                                                         and the "Greater of" GMDB II enhanced death
                                                                         benefit, withdrawals (including any applicable
                                                                         withdrawal charges) will reduce each benefit's
                                                                         5% Roll-up to age 80 benefit base on a pro-
                                                                         rata basis. If the Guaranteed minimum income
                                                                         benefit is added after issue, the applicable five
                                                                         year period begins as of the GMIB effective
                                                                         date. Beginning on the first day of the 6th con-
                                                                         tract year, with respect to the GMIB I - Asset
                                                                         Allocation, the "Greater of" GMDB I enhanced
                                                                         death benefit, the GMIB II - Custom Selection
                                                                         and the "Greater of" GMDB II enhanced death
                                                                         benefit, withdrawals (including any applicable
                                                                         withdrawal charges) will reduce each of the
                                                                         benefits' 5% Roll-up to age 80 benefit base on
                                                                         a dollar-for-dollar basis, as long as the sum of
                                                                         withdrawals in a contract year is 5% or less of
                                                                         the 5% Roll-up benefit base on the contract
                                                                         issue date or the most recent contract date
                                                                         anniversary, if later. Once a withdrawal is taken
                                                                         that causes the sum of withdrawals in a con-
                                                                         tract year to exceed 5% of the benefit base on
                                                                         the most recent anniversary, that entire with-
                                                                         drawal and any subsequent withdrawals in that
                                                                         same contract year will reduce the benefit base
                                                                         on a pro rata basis.

                           How withdrawals affect your Guaranteed        If you elect both (1) the Guaranteed minimum
                           minimum income benefit and Guaranteed         income benefit and (2) the Annual Ratchet to
                           minimum death benefit (For New York and       age 80 enhanced death benefit, withdrawals
                           Washington only)                              (including any applicable withdrawal charges)
                                                                         will reduce each of the benefits' benefit bases
                                                                         on a pro-rata basis for the first five contract
                                                                         years if the Guaranteed minimum income ben-
                                                                         efit is elected at issue. If the Guaranteed
                                                                         minimum income benefit is added after issue,
                                                                         the applicable five year period begins as of the
                                                                         Guaranteed minimum income benefit effective
                                                                         date.

                                                                         Beginning on the first day of the 6th contract
                                                                         year (or 6th contract year after the GMIB effec-
                                                                         tive date, if applicable), withdrawals will reduce
                                                                         the Guaranteed minimum income benefit
                                                                         Roll-up and Annual Ratchet benefit bases and
                                                                         the Annual Ratchet to age 80 enhanced death
                                                                         benefit base, on a dollar-for-dollar basis.
----------------------------------------------------------------------------------------------------------------------------------

                                                                                           VII-2 APPENDIX VII: CONTRACT VARIATIONS



----------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD   FEATURE/BENEFIT                                    VARIATION
----------------------------------------------------------------------------------------------------------------------------------
                           Certain withdrawals (For Accumulator(R),           If you elected the Guaranteed minimum income
                           Accumulator(R) Plus(SM) and Accumulator(R)         benefit with or without the Greater of 5%
                           Elite(SM) contracts only)                          Roll-up to age 80 or the Annual Ratchet to age
                                                                              80 enhanced death benefit ("Greater of"
                                                                              GMDB I or "Greater of" GMDB II), beginning
                                                                              on the first day of the 6th contract year (after
                                                                              GMIB is added) the withdrawal charge will be
                                                                              waived for any withdrawal that, together with
                                                                              any prior withdrawals made during the contract
                                                                              year, does not exceed 5% of the beginning of
                                                                              contract year 5% Roll-up to age 80 benefit
                                                                              base even if such withdrawals exceed the free
                                                                              withdrawal amount. Also, a withdrawal charge
                                                                              does not apply to a withdrawal that exceeds
                                                                              5% of the beginning of contract year 5%
                                                                              Roll-up to age 80 benefit base as long as it
                                                                              does not exceed the free withdrawal amount. If
                                                                              your withdrawals exceed the amount described
                                                                              above, this waiver is not applicable to that
                                                                              withdrawal, or to any subsequent withdrawals
                                                                              for the life of the contract.

                           Certain withdrawals (For New York and              If you elect (1) the Guaranteed minimum
                           Washington only)                                   income benefit and (2) the Standard death
                                                                              benefit, withdrawals (including any applicable
                                                                              withdrawal charges) will reduce the 5% Roll-up
                                                                              to age 80 benefit base and the Annual Ratchet
                                                                              to age 80 benefit base on a pro-rata basis for
                                                                              the first five contract years if the Guaranteed
                                                                              minimum income benefit is elected at issue. If
                                                                              the Guaranteed minimum income benefit is
                                                                              added after issue, the applicable five year
                                                                              period begins as of the Guaranteed minimum
                                                                              income benefit effective date.
                                                                              Beginning on the first day of the 6th contract
                                                                              year (or 6th contract year after the GMIB effec-
                                                                              tive date, if applicable), withdrawals will reduce
                                                                              the Guaranteed minimum income benefit
                                                                              Roll-up to Age 80 benefit base and the Annual
                                                                              Ratchet to age 80 benefit base, on a dollar-for-
                                                                              dollar basis., as long as the sum of withdrawals
                                                                              in a contract year is no more than 5% of the
                                                                              5% Roll-up to age 80 benefit base.
----------------------------------------------------------------------------------------------------------------------------------

                                                                                           APPENDIX VII: CONTRACT VARIATIONS VII-3


Statement of additional information


--------------------------------------------------------------------------------
TABLE OF CONTENTS



                                                                            PAGE
Who is AXA Equitable?                                                          2
Unit Values                                                                    2
Custodian and Independent Registered Public Accounting Firm                    2
Distribution of the Contracts                                                  2
Financial Statements                                                           2


HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:

     Retirement Service Solutions

     P.O. Box 1547
     Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------

Please send me an Accumulator(R) Series SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.



________________________________________________________________________________
Name


________________________________________________________________________________
Address


________________________________________________________________________________
City                                               State           Zip




                   E13517/Accumulator '06/'06.5, '07/'07.5, 8.0/8.2/8.3, 9.0 All

The Accumulator(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) SERIES?

The Accumulator(R) Series are deferred annuity contracts issued by AXA
EQUITABLE LIFE INSURANCE COMPANY . The series consists of Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging.(1)


This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contracts may not have been available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.


(+) The account for special dollar cost averaging is only available with Accumulator(R) and Accumulator(R) Elite(SM) contracts. The account for special money market dollar cost averaging is only available with Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts.





--------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)(2)          o EQ/Equity Growth PLUS
o AXA Conservative Allocation(1)(2)        o EQ/Franklin Core Balanced
o AXA Conservative-Plus Allocation(1)(2)   o EQ/Franklin Templeton Allocation
o AXA Moderate Allocation(1)(2)            o EQ/GAMCO Mergers and Acquisitions
o AXA Moderate-Plus Allocation(1)(2)       o EQ/GAMCO Small Company Value
o EQ/AllianceBernstein Small Cap           o EQ/Global Bond PLUS
  Growth                                   o EQ/Global Multi-Sector Equity
o EQ/AXA Franklin Small Cap Value          o EQ/Intermediate Government Bond
  Core(2)                                       Index(2)
o EQ/BlackRock Basic Value Equity(2)       o EQ/International Core PLUS(2)
o EQ/Boston Advisors Equity Income(2)      o EQ/International Equity Index(4)
o EQ/Capital Guardian Growth (3)           o EQ/International Value PLUS
o EQ/Capital Guardian Research(2)          o EQ/JPMorgan Value Opportunities(2)
o EQ/Common Stock Index(2)                 o EQ/Large Cap Core PLUS(2)
o EQ/Core Bond Index(2)                    o EQ/Large Cap Growth PLUS(2)
o EQ/Davis New York Venture                o EQ/Large Cap Value Index(2)
o EQ/Equity 500 Index(2)                   o EQ/Lord Abbett Growth and Income(2)(3)
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------------
o EQ/Lord Abbett Large Cap Core(2)       o EQ/Van Kampen Comstock
o EQ/MFS International Growth(4)         o EQ/Wells Fargo Omega Growth(4)
o EQ/Mid Cap Index(2)                    o Multimanager Aggressive Equity
o EQ/Mid Cap Value PLUS                  o Multimanager Core Bond(2)
o EQ/Money Market(2)                     o Multimanager International Equity(2)
o EQ/Morgan Stanley Mid Cap Growth(2)    o Multimanager Large Cap Core Equity(2)
o EQ/Mutual Large Cap Equity             o Multimanager Large Cap Value(2)
o EQ/Oppenheimer Global                  o Multimanager Mid Cap Growth(2)
o EQ/PIMCO Ultra Short Bond              o Multimanager Mid Cap Value(2)
o EQ/Small Company Index(2)              o Multimanager Multi-Sector Bond
o EQ/T. Rowe Price Growth Stock(2)       o Multimanager Small Cap Growth(2)
o EQ/Templeton Global Equity             o Multimanager Small Cap Value(2)
o EQ/UBS Growth and Income(2)            o Multimanager Technology
--------------------------------------------------------------------------------------



(1)  The "AXA Allocation" Portfolios.

(2)  Not all variable investment options are available under all contracts.
     If you purchased your contract after approximately February 17, 2009, only these variable investment options are available under your contract. The other variable investment options listed on the front cover of this Prospectus are only available to contract owners who purchased their contracts before that date.

(3) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus regarding the proposed merger if this variable investment option on or about May 20, 2011.

(4) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.


You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts), which are discussed later in this Prospectus. If you elect a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts), the AXA Allocation Portfolios and, under certain contracts, the EQ/Franklin Templeton Allocation Portfolio. If you elect the Guaranteed minimum


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                          e13503/8.0/8.2/8.3 All
                                                                        (R-4/15)
income benefit and it later converts to the Guaranteed withdrawal benefit for life, your variable investment options will be limited to the AXA Allocation Portfolios and, under certain contracts, the EQ/Franklin Templeton Allocation Portfolio.


TYPES OF CONTRACTS.  We offer the contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
    We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

o An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans ("QP").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required). (Please note that Rollover TSA contracts were discontinued on June 8, 2009.)

Not all types of contracts are available with each version of the Accumulator(R) Series contracts. See "How you can contribute to your contract" in "Contract features and benefits" for more information.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

CONTRACT VARIATIONS. These versions of the Accumulator(R) Series contracts are no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

                                         Contents of this Prospectus



--------------------------------------------------------------------------------


Index of key words and phrases                                                4


Who is AXA Equitable?                                                         6

How to reach us                                                               7

The Accumulator(R) Series at a glance -- key features                         9


--------------------------------------------------------------------------------
FEE TABLE                                                                    12
--------------------------------------------------------------------------------
Examples                                                                     14

Condensed financial information                                              15


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                            16
--------------------------------------------------------------------------------
How you can contribute to your contract                                      16

Owner and annuitant requirements                                             22

How you can make your contributions                                          22

What are your investment options under the contract?                         23

Portfolios of the Trusts                                                     24

Allocating your contributions                                                30


Credits (For Accumulator(R) Plus(SM) contracts only)                         32


Guaranteed minimum death benefit and Guaranteed minimum income benefit base  34

Annuity purchase factors                                                     36

Guaranteed minimum income benefit                                            36

Adding the Guaranteed minimum income benefit after issue                     38

Dropping the Guaranteed minimum income benefit after issue                   39

Guaranteed minimum death benefit                                             39

Guaranteed withdrawal benefit for life ("GWBL")                              41

Dropping the Guaranteed withdrawal benefit for life after conversion         46

Principal guarantee benefits                                                 47

Inherited IRA beneficiary continuation contract                              47

Your right to cancel within a certain number of days                         49


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                         50
--------------------------------------------------------------------------------
Your account value and cash value                                            50

Your contract's value in the variable investment options                     50

Your contract's value in the guaranteed interest option                      50

Your contract's value in the account for special dollar cost averaging       50

Insufficient account value                                                   50


--------
"We,""our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  CONTENTS OF THIS PROSPECTUS  2

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          51
--------------------------------------------------------------------------------
Transferring your account value                                              51


Our administrative procedures for calculating your Roll-Up benefit base
  following a transfer                                                       51
Disruptive transfer activity                                                 52


Rebalancing your account value                                               53


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                      54
--------------------------------------------------------------------------------
Withdrawing your account value                                               54

How withdrawals are taken from your account value                            56

How withdrawals affect your Guaranteed minimum income benefit, Guaranteed
  minimum death benefit and Principal guarantee benefits                     57

How withdrawals affect your GWBL                                             57

Withdrawals treated as surrenders                                            57

Loans under Rollover TSA contracts                                           57

Surrendering your contract to receive its cash value                         58

When to expect payments                                                      58

Your annuity payout options                                                  59



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                      62
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                           62

Charges that the Trusts deduct                                               65

Group or sponsored arrangements                                              66

Other distribution arrangements                                              66



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                  67
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                      67

Beneficiary continuation option                                              69



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                           72
--------------------------------------------------------------------------------
Overview                                                                     72

Contracts that fund a retirement arrangement                                 72


Transfers among investment options                                           72


Taxation of nonqualified annuities                                           72

Individual retirement arrangements (IRAs)                                    74

Traditional individual retirement annuities (traditional IRAs)               75

Roth individual retirement annuities (Roth IRAs)                             79

Federal and state income tax withholding and information reporting           82

Special rules for contracts funding qualified plans                          82

Impact of taxes to AXA Equitable                                             82


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                          83
--------------------------------------------------------------------------------
About Separate Account No. 49                                                83

About the Trusts                                                             83

About the general account                                                    83

About other methods of payment                                               84

Dates and prices at which contract events occur                              84

About your voting rights                                                     85

Statutory compliance                                                         85

About legal proceedings                                                      85

Financial statements                                                         86

Transfers of ownership, collateral assignments, loans and borrowing          86

About Custodial IRAs                                                         86

How divorce may affect your guaranteed benefits                              86

How divorce may affect your Joint Life GWBL                                  86

Distribution of the contracts                                                87


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------


       I --   Condensed financial information                               I-1
      II --   Purchase considerations for QP contracts                     II-1
     III --   Enhanced death benefit example                              III-1
      IV --   Hypothetical illustrations                                   IV-1
       V --   Earnings enhancement benefit example                          V-1
      VI --   State contract availability and/or variations of
                certain features and benefits                              VI-1
     VII --   Contract variations                                         VII-1
    VIII --   Tax-sheltered annuity contracts (TSAs)                     VIII-1



--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------


3  CONTENTS OF THIS PROSPECTUS

Index of key words and phrases



--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.


                                                                          PAGE

4% Roll-Up to age 85                                                        34
account for special dollar cost averaging                                   30
account for special money market dollar cost averaging                      31
account value                                                               50
administrative charge                                                       62
annual administrative charge                                                62
Annual Ratchet                                                              44
Annual Ratchet to age 85 enhanced death benefit                             34
annuitant                                                                   16
annuitization                                                               59
annuity maturity date                                                       61
annuity payout options                                                      59
annuity purchase factors                                                    36
automatic annual reset program                                              35
automatic customized reset program                                          35
automatic investment program                                                84
AXA Allocation portfolios                                                cover
beneficiary                                                                 67
Beneficiary continuation option ("BCO")                                     69
business day                                                                84
cash value                                                                  50
charges for state premium and other applicable taxes                        65
contract date                                                               22
contract date anniversary                                                   22
contract year                                                               22
contributions to Roth IRAs                                                  79
     regular contributions                                                  79
     rollovers and direct transfers                                         80
     conversion contributions                                               80
contributions to traditional IRAs                                           75
     regular contributions                                                  75
     rollovers and direct transfers                                         76
Conversion effective date                                                   41
Conversion transaction date                                                 41
credit                                                                      32
disability, terminal illness or confinement to nursing home                 64
disruptive transfer activity                                                52
Distribution Charge                                                         62
Earnings enhancement benefit                                                40
Earnings enhancement benefit charge                                         65
ERISA                                                                       66
Excess withdrawal                                                           44
fixed-dollar option                                                         32
Flexible Premium IRA                                                     cover
Flexible Premium Roth IRA                                                cover
free look                                                                   49
free withdrawal amount                                                      63
general account                                                             83
general dollar cost averaging                                               31
GMIB addition date                                                          38
GMIB effective date                                                         38
GMIB effective date anniversary                                             37
guaranteed interest option                                                  30
Guaranteed minimum death benefit                                            39
Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                            34
Guaranteed minimum income benefit                                           36
Guaranteed minimum income benefit charge                                    65
Guaranteed minimum income benefit "no lapse guarantee"                      37
Guaranteed withdrawal benefit for life ("GWBL")                             41
Guaranteed withdrawal benefit for life benefit charge                       65
GWBL benefit base                                                           42
Inherited IRA                                                            cover
investment options                                                       cover
Investment simplifier                                                       32
IRA                                                                      cover
IRS                                                                         72
lifetime required minimum distribution withdrawals                          55
loan reserve account                                                        58
loans under Rollover TSA                                                    57
market timing                                                               52
Maturity date annuity payments                                              61
Mortality and expense risks charge                                          62
NQ                                                                       cover
one-time reset option                                                       35
Online Account Access                                                        7
partial withdrawals                                                         54
participant                                                                 22
Portfolio                                                                cover
Principal guarantee benefits                                                47
processing office                                                            7
QP                                                                       cover
rebalancing                                                                 53
Rollover IRA                                                             cover
Rollover TSA                                                             cover
Roll-Up benefit base reset option                                           35
Roth Conversion IRA                                                      cover
Roth IRA                                                                 cover
SAI                                                                      cover
SEC                                                                      cover
self-directed allocation                                                    30
Separate Account No. 49                                                     83
Special dollar cost averaging                                               30
Special money market dollar cost averaging                                  31
standard death benefit                                                      34
substantially equal withdrawals                                             55
Spousal continuation                                                        68
systematic withdrawals                                                      55
TOPS                                                                         7
TSA                                                                      cover
traditional IRA                                                          cover
Trusts                                                                      83
unit                                                                        50
variable investment options                                                 23
wire transmittals and electronic applications                               84
withdrawal charge                                                           63


                                               INDEX OF KEY WORDS AND PHRASES  4

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.


--------------------------------------------------------------------------------
   PROSPECTUS                         CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
  variable investment options         Investment Funds
  account value                       Annuity Account Value
  unit                                Accumulation Unit
  Guaranteed minimum income benefit   Excess Withdrawal
    excess withdrawal
  guaranteed interest option          Guaranteed Interest Account
--------------------------------------------------------------------------------





5 INDEX OF KEY WORDS AND PHRASES

                                         Who is AXA Equitable?



--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.





                                                        WHO IS AXA EQUITABLE?  6

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions and certain non-financial transactions, including addition of the Guaranteed minimum income benefit after contract issuance and termination of a systematic withdrawal option;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option and eligibility to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o   elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program (through Online Account Access only);

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market


7  WHO IS AXA EQUITABLE?

timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)   authorization for telephone transfers by your financial professional;


(2) conversion of a traditional IRA to a Roth Conversion IRA or, depending on your contract, Flexible Premium Roth IRA contract;

(3)   election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)   spousal consent for loans under Rollover TSA contracts;

(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");


(7)   tax withholding elections (see withdrawal request form);


(8)   election of the beneficiary continuation option;

(9)   IRA contribution recharacterizations;

(10)  Section 1035 exchanges;

(11)  direct transfers and rollovers;

(12)  exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(14) requests to opt out of or back into the Annual Ratchet of the GWBL benefit base;

(15)  death claims;

(16)  change in ownership (NQ only, if available under your contract);

(17) requests for enrollment in either our Maximum payment plan or Customized payment plan under the GWBL;

(18)  purchase by, or change of ownership to, a non-natural owner;

(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit;

(20)  requests to collaterally assign your NQ contract;

(21) requests to drop the GWBL or add or drop the Guaranteed minimum income benefit;


(22) election to convert the Guaranteed minimum income benefit to the GWBL at age 85;

(23) requests to add a Joint life after conversion of the Guaranteed minimum income benefit to the GWBL at age 85; and

(24)  requests for withdrawals (starting on or about August 8, 2011).



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   beneficiary changes;


(2)   contract surrender;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options);

(4) special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts only); and

(5) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only).


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)   automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3) special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts only);

(4) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only);

(5)   substantially equal withdrawals;

(6)   systematic withdrawals; and

(7)   the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)   automatic annual reset program; and

(2)   automatic customized reset program.
                               ----------------
You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


                                                         WHO IS AXA EQUITABLE? 8

The Accumulator(R) Series at a glance -- key features


-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FOUR CONTRACT SERIES      This Prospectus describes The Accumulator(R) Series contracts -- Accumulator(R),
                          Accumulator(R) Plus(SM), Accumulator(R) Elite(SM), and Accumulator(R) Select(SM). Each
                          series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

                          Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                          Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.

                          The chart below shows the availability of key features under each series of the contract.

                                                                  ACCUMULATOR(R)   ACCUMULATOR(R)   ACCUMULATOR(R)
                                                 ACCUMULATOR(R)   PLUS(SM)         ELITE(SM)        SELECT(SM)
                         ----------------------------------------------------------------------------------------------
                          Special dollar cost    Yes              No               Yes              No
                          averaging
                         ----------------------------------------------------------------------------------------------
                          Special money market   No               Yes              No               Yes
                          dollar cost averaging
                         ----------------------------------------------------------------------------------------------
                          Credits                No               Yes              No               No
                         ----------------------------------------------------------------------------------------------
                          Throughout the Prospectus, any differences among the contract series are identified.

                          You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
-----------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   The Accumulator(R) Series' variable investment options invest in different Portfolios managed
MANAGEMENT                by professional investment advisers.
-----------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST       o   Principal and interest guarantees.
OPTION
                          o   Interest rates set periodically.
-----------------------------------------------------------------------------------------------------------------------
TAX CONSIDERATIONS        o   No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                         ----------------------------------------------------------------------------------------------
                          o   No tax on transfers among investment options inside the contract.
                         ----------------------------------------------------------------------------------------------
                          If you are purchasing or contributing to an annuity contract, which is an Individual
                          Retirement Annuity (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
-----------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM        The Guaranteed minimum income benefit provides income protection for you during your life
INCOME BENEFIT            once you elect to annuitize the contract by exercising the benefit. If you do not elect to exercise the Guaranteed minimum income benefit, this benefit will automatically convert to a
                          Guaranteed withdrawal benefit for life as of the contract date anniversary following age 85, unless you terminate the benefit.

                          The Guaranteed withdrawal benefit for life guarantees that you can take withdrawals up to a maximum amount each contract year. The Guaranteed withdrawal benefit for life is only available upon conversion of the Guaranteed minimum income benefit at age 85; you cannot elect it at issue.
-----------------------------------------------------------------------------------------------------------------------




9 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     The chart below shows the minimum initial and additional contribution amounts under the contracts. Initial contribution amounts are provided for informational purposes only. Please see "How you can contribute to your contract" under "Contract features and benefits" for more information.

                                                                          ACCUMULATOR(R)       ACCUMULATOR(R)      ACCUMULATOR(R)
                                                      ACCUMULATOR(R)      PLUS(SM)             ELITE(SM)           SELECT(SM)
                         -----------------------------------------------------------------------------------------------------------
                         NQ                           $5,000 ($500)(1)    $10,000 ($500)(1)    $10,000 ($500)(1)   $25,000 ($500)(1)
                         -----------------------------------------------------------------------------------------------------------
                         Rollover IRA                 $5,000 ($50)(1)     $10,000 ($50)(1)     $10,000 ($50)(1)    $25,000 ($50)(1)
                         -----------------------------------------------------------------------------------------------------------
                         Flexible Premium IRA         $4,000 ($50)(2)     n/a                  n/a                 n/a
                         -----------------------------------------------------------------------------------------------------------
                         Roth Conversion IRA          $5,000 ($50)(1)     $10,000 ($50)(1)     $10,000 ($50)(1)    $25,000 ($50)(1)
                         -----------------------------------------------------------------------------------------------------------
                         Flexible Premium Roth IRA    $4,000 ($50)(2)     n/a                  n/a                 n/a
                         -----------------------------------------------------------------------------------------------------------
                         Inherited IRA Beneficiary    $5,000 ($1,000)     n/a                  $10,000 ($1,000)    $25,000 ($1,000)
                         Continuation contract (tra-
                         ditional IRA or Roth IRA)
                         ("Inherited IRA")
                         -----------------------------------------------------------------------------------------------------------
                         QP                           $5,000 ($500)       $10,000 ($500)       $10,000 ($500)      n/a
                         -----------------------------------------------------------------------------------------------------------
                         Rollover TSA(3)              $5,000 ($500)       $10,000 ($500)       $10,000 ($500)      $25,000 ($500)
                         -----------------------------------------------------------------------------------------------------------

                         (1) $100 monthly and $300 quarterly under our automatic
                             investment program.
                         (2) $50 monthly or quarterly under our automatic
                             investment program.
                         (3) Please note that Rollover TSA contracts were
                             discontinued on June 8, 2009.
                         -----------------------------------------------------------------------------------------------------------
                         o    Maximum contribution limitations apply to all contracts. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
                         -----------------------------------------------------------------------------------------------------------
                         In general, contributions are limited to $1.5 million ($500,000 maximum for owners or annuitants who are age 81 and older at contract issue) under all Accumulator(R) Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
CREDIT                   We allocate your contributions to your account value. We allocate a credit to your account value at the
(ACCUMULATOR(R) PLUS(SM) same time that we allocate your contributions. The credit will apply to additional contribution amounts
CONTRACTS ONLY)          only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY     o   Partial withdrawals

                         o   Several withdrawal options on a periodic basis

                         o   Loans under Rollover TSA contracts (employer or plan approval required)

                         o   Contract surrender

                         o   Maximum payment plan (only under contracts with GWBL)

                         o   Customized payment plan (only under contracts with GWBL)

                         You may incur a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts) for certain with-
                         drawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS           o   Fixed annuity payout options

                         o   Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                         o   Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------


                        THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES 10

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES      o   Guaranteed minimum death benefit options

                         o   Principal guarantee benefits

                         o   Dollar cost averaging

                         o   Automatic investment program

                         o   Account value rebalancing (quarterly, semiannually, and annually)

                         o   Free transfers

                         o   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator(R) Select(SM) contracts)

                         o   Earnings enhancement benefit, an optional death benefit available under certain contracts

                         o   Option to add or drop the Guaranteed minimum income benefit after issue

                         o   Option to drop the Guaranteed withdrawal benefit for life after conversion

                         o   Spousal continuation

                         o   Beneficiary continuation option

                         o   Roll-Up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES         Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT      Please see "How you can contribute to your contract" in "Contract features and benefits" for owner and
ISSUE AGES               annuitant issue ages applicable to your contract.
------------------------------------------------------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX VI LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's features, benefits, rights and obligations. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



EXCHANGE PROGRAMS

From time to time we may offer programs under which certain Accumulator(R) Elite(SM) contracts previously issued by us (the "old contract") may be exchanged for the Accumulator(R) Elite(SM) contract offered by this Prospectus (the "new contract"). Under any such program, the old contract may only be surrendered if the entire account value is free of surrender charges. The account value attributable to the old contract would not be subject to any withdrawal charge under the new contract, but would be subject to all other charges and fees under the new contract. Any additional contributions to the new contract would be subject to all fees and charges, including the withdrawal charge described in this Prospectus. If you are the owner of an old contract, you should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by your old contract to the benefits and guarantees that would be provided by the new contract offered by this Prospectus. You should also compare the fees and charges of your old contract to the fees and charges of the new contract described in this Prospectus, which may be higher than your old contract. Any such program will be made available on terms and conditions determined by us and will comply with applicable law. As of the date of this Prospectus, we do not currently have a program in connection with an exchange of an old contract to a new contract.


11 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table



--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VII later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions       ACCUMULATOR(R)   ACCUMULATOR(R)   ACCUMULATOR(R)   ACCUMULATOR(R)
withdrawn(1) (deducted if you surrender your contract or                          PLUS(SM)         PLUS(SM)         ELITE(SM)
make certain withdrawals or apply your cash value to certain
payout options).                                                 7.00%            8.00%            8.00%            N/A
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization
(which is described in a separate prospectus for that option)              $350 (for all Accumulator(R) Series contracts)
------------------------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)

    If your account value on a contract date anniversary is less than      $30
    $50,000(3)

    If your account value on a contract date anniversary is $50,000 or     $0
    more
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS(4)
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:        ACCUMULATOR(R)     ACCUMULATOR(R)     ACCUMULATOR(R)     ACCUMULATOR(R)
                                                            PLUS(SM)           ELITE(SM)          SELECT(SM)
Mortality and expense risks(5)           0.80%              0.95%              1.10%              1.10%

Administrative                           0.30%              0.35%              0.30%              0.25%

Distribution                             0.20%              0.25%              0.25%              0.35%
                                         ----               ----               ----               ----
Total Separate account annual expenses   1.30%              1.55%              1.65%              1.70%
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS (6)
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a per-
centage of the applicable benefit base.(8) Deducted annually on each contract date anniversary for which the benefit is in effect.)

  Standard death benefit                                                       No Charge

  Annual Ratchet to age 85                                                     0.25%

  Annual Ratchet to age 85 (New York only)                                     0.30%

  Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85                  1.00%(8)

  (only available if you also elect the Guaranteed minimum income benefit)

   If you elect to reset this benefit base, we reserve the right to
   increase your charge up to:                                                 1.15%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE(7) (Calculated as a
percentage of the applicable benefit base.(8) Deducted annually on each
contract date anniversary for which the benefit is in effect.)                 1.00%(9)

  If you elect to reset the Roll-Up benefit base, we reserve the right to
  increase your charge up to:                                                  1.30%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    FEE TABLE 12

------------------------------------------------------------------------------------------------------------------------------------
EARNINGS ENHANCEMENT BENEFIT CHARGE (7) (Calculated as a percent-
age of the account value. Deducted annually on each contract date
anniversary for which the benefit is in effect.)                                             0.35%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE
(Available only upon conversion of the Guaranteed minimum income benefit and calculated as a percentage of the GWBL benefit base.(7)
Deducted annually on each contract date anniversary for which the
benefit is in effect.)                                                                       .00%(10)

If your GWBL benefit base ratchets, we reserve the right to increase your
charge up to:                                                                                1.30%

Please see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge"
in "Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL GUARANTEE BENEFITS CHARGE(7) (Calculated as a percentage of the account value. Deducted annually on each contract date anniversary for which the benefit is in effect.)

  100% Principal guarantee benefit                                                           0.50%

  125% Principal guarantee benefit                                                           0.75%
------------------------------------------------------------------------------------------------------------------------------------
NET LOAN INTEREST CHARGE - ROLLOVER TSA CONTRACTS ONLY
(Calculated and deducted daily as a percentage of the outstanding loan
amount.)                                                                                     2.00%(11)

------------------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.




------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS(4)
------------------------------------------------------------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2010 (expenses that are                   Lowest     Highest
deducted from Portfolio assets including management fees, 12b-1 fees,                   ------     -------
service fees, and/or other expenses)(12)                                                 0.62%       1.46%



Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

      The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1")



                                              Accumulator(R)     Accumulator(R)
Contract Year              Accumulator(R)        Plus(SM)          Elite(SM)
-------------              --------------     --------------     --------------
  1............................ 7.00%              8.00%              8.00%
  2............................ 7.00%              8.00%              7.00%
  3............................ 6.00%              7.00%              6.00%
  4............................ 6.00%              7.00%              5.00%
  5............................ 5.00%              6.00%              0.00%
  6............................ 3.00%              5.00%              0.00%
  7............................ 1.00%              4.00%              0.00%
  8............................ 0.00%              3.00%              0.00%
  9............................ 0.00%              2.00%              0.00%
  10+.......................... 0.00%              0.00%              0.00%


(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(4) Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(5) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator(R) Plus(SM) contracts, the charges also compensate us for the expense associated with the credit.


(6) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.


(7) You may not elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.


13 FEE TABLE

(8) The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. For Accumulator(R) Plus(SM) contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See "Guaranteed minimum income benefit and Guaranteed minimum death benefit base" and "GWBL benefit base" in "Contract features and benefits" later in this Prospectus.


(9) We reserve the right to increase this charge if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.


(10) This assumes that the Guaranteed minimum income benefit charge does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guaranteed minimum income benefit charge percentage at the time of conversion, which could be as high as 1.30%. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.

(11) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(12) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and the EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in 2010, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator(R) 0.013%; Accumulator(R) Plus(SM)0.010%; Accumulator(R) Elite(SM)0.008%; and Accumulator(R) Select(SM)0.008%.


The guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract), the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract).

The examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator(R) Plus(SM) contracts assumes a 4% credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges that would apply based on a 5% rate of return and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------------------------------------------------------
                                                                          ACCUMULATOR(R)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                                                                          APPLICABLE TIME PERIOD AND SELECT A
                                             IF YOU SURRENDER YOUR CONTRACT AT THE        NON-LIFE CONTINGENT PERIOD CERTAIN
                                               END OF THE APPLICABLE TIME PERIOD       ANNUITY OPTION WITH LESS THAN FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                             1YEAR    3YEARS    5YEARS   10YEARS       1YEAR     3YEARS    5YEARS    10YEARS
--------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,236    $2,229    $3,251    $5,684         N/A      $2,229    $3,251    $5,684
     any of the Portfolios
--------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,148    $1,972    $2,836    $4,928         N/A      $1,972    $2,836    $4,928
     any of the Portfolios
--------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                          AT THE END OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------
                                            1YEAR    3YEARS   5YEARS    10YEARS
-----------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $536     $1,629    $2,751    $5,684
     any of the Portfolios
-----------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $448     $1,372    $2,336    $4,928
     any of the Portfolios
-----------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                   ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        IF YOU ANNUITIZE AT THE END OF THE
                                                                                        APPLICABLE TIME PERIOD AND SELECT A
                                           IF YOU SURRENDER YOUR CONTRACT AT THE        NON-LIFE CONTINGENT PERIOD CERTAIN
                                             END OF THE APPLICABLE TIME PERIOD       ANNUITY OPTION WITH LESS THAN FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
                                          1YEAR     3YEARS    5YEARS   10YEARS      1YEAR   3YEARS    5YEARS   10YEARS
--------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses   $1,379    $2,450    $3,546    $6,047        N/A   $2,450    $3,546    $6,047
     of any of the Portfolios
--------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses   $1,289    $2,185    $3,120    $5,279        N/A   $2,185    $3,120    $5,279
     of any of the Portfolios

--------------------------------------------------------------------------------
                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                        AT THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------
                                          1YEAR    3YEARS    5YEARS   10YEARS
--------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses   $579     $1,750    $2,946    $6,047
     of any of the Portfolios
--------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses   $489     $1,485    $2,520    $5,279
     of any of the Portfolios
--------------------------------------------------------------------------------


                                                                   FEE TABLE  14

------------------------------------------------------------------------------------------------------------------------------------
                                                                  ACCUMULATOR(R) ELITE(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                                                       APPLICABLE TIME PERIOD AND SELECT A
                                                  IF YOU SURRENDER AT THE END          NON-LIFE CONTINGENT PERIOD CERTAIN
                                                 OF THE APPLICABLE TIME PERIOD       ANNUITY OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1YEAR     3YEARS    5YEARS   10YEARS      1YEAR   3YEARS   5YEARS    10YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,372    $2,333    $2,917    $5,976        N/A   $2,333    $2,917    $5,976
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,284    $2,078    $2,508    $5,247        N/A   $2,078    $2,508    $5,247
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                          AT THE END OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------
                                            1YEAR     3YEARS    5YEARS   10YEARS
-----------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $572     $1,733    $2,917    $5,976
     any of the Portfolios
-----------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $484     $1,478    $2,508    $5,247
     any of the Portfolios
-----------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                   ACCUMULATOR(R) SELECT(SM)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         IF YOU SURRENDER OR DO NOT SURRENDER
                                                   IF YOU ANNUITIZE AT THE END                     YOUR CONTRACT AT
                                                  OF THE APPLICABLE TIME PERIOD         THE END OF THE APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                             1YEAR     3YEARS    5YEARS    10YEARS     1YEAR     3YEARS    5YEARS   10YEARS
-----------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of   N/A       $2,098    $3,291    $6,367       $577     $1,748    $2,941    $6,017
     any of the Portfolios
-----------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of   N/A       $1,843    $2,883    $5,642       $489     $1,493    $2,533    $5,292
     any of the Portfolios
-----------------------------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2010.




15 FEE TABLE

1. CONTRACT FEATURES AND BENEFITS



--------------------------------------------------------------------------------
HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of owner and contract purchased. Maximum contribution limitations also apply. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are currently permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.
--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. We currently permit aggregate contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is age 75 or younger; and (ii) the aggregate contributions in any year after the 150% limit is reached do not exceed 100% of the prior year's contributions provided that contributions have been made to the contract in each and every preceding year. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VI later in this Prospectus.


We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.
--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            AVAILABLE
            FOR OWNER
CONTRACT    AND ANNUITANT                MINIMUM
TYPE        ISSUE AGES                   CONTRIBUTIONS                  SOURCE OF CONTRIBUTIONS      LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ          Accumulator(R)               o  Accumulator(R)              o  After-tax money.          o  Accumulator(R)
            Accumulator(R) Elite(SM)        $5,000 (initial)                                            Accumulator(R) Elite(SM)
            Accumulator(R) Select(SM)                                   o  Paid to us by check or       Accumulator(R) Select(SM)
            0 through 85                 o  Accumulator(R) Plus(SM)        transfer of contract         No additional contribu-
                                            Accumulator(R) Elite(SM)       value in a tax-deferred      tions may be made after
            Accumulator(R) Plus(SM)         $10,000 (initial)              exchange under Section       attainment of age 86, or
            0 through 80                                                   1035 of the Internal         if later, the first contract
                                         o  Accumulator(R) Select(SM)      Revenue Code.                date anniversary.(2)
                                            $25,000 (initial)
                                                                                                     o  Accumulator(R) Plus(SM)
                                         o  The Accumulator(R) Series                                   No additional contribu-
                                            $500 (additional)                                           tions may be made after
                                                                                                        attainment of age 81 or,
                                         o  The Accumulator(R) Series                                   if later, the first contract
                                            $100 monthly and $300                                       date anniversary.(2)
                                            quarterly under our
                                            automatic investment
                                            program (additional)
------------------------------------------------------------------------------------------------------------------------------------



                                              CONTRACT FEATURES AND BENEFITS  16

------------------------------------------------------------------------------------------------------------------------------------
            AVAILABLE
            FOR OWNER
CONTRACT    AND ANNUITANT               MINIMUM
TYPE        ISSUE AGES                  CONTRIBUTIONS                  SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Rollover    Accumulator(R)              o  Accumulator(R)              o  Eligible rollover distri-   o  Accumulator(R)
IRA         Accumulator(R) Elite(SM)       $5,000 (initial)               butions from 403(b) plans,     Accumulator(R) Elite(SM)
            Accumulator(R) Select(SM)                                     qualified plans, and gov-      Accumulator(R) Select(SM)
            20 through 85               o  Accumulator(R) Plus(SM)        ernmental employer             No additional contribu-
            Accumulator(R) Plus(SM)        Accumulator(R) Elite(SM)       457(b) plans.                  tions may be made after
            20 through 80                  $10,000 (initial)                                             attainment of age 86, or,
                                                                       o  Rollovers from another         if later, the first con-
                                        o  Accumulator(R) Select(SM)      traditional individual         tract date anniversary.(2)
                                           $25,000 (initial)              retirement arrangement.
                                                                                                      o  Accumulator(R) Plus(SM)
                                        o  The Accumulator(R) Series   o  Direct custodian-to-           No additional contribu-
                                           $50 (additional)               custodian transfers from       tions after attainment of
                                                                          another traditional indi-      age 81 or, if later, the
                                        o  $100 monthly and $300          vidual retirement              first contract date anni-
                                           quarterly under our            arrangement.                   versary.(2)
                                           automatic investment
                                           program (additional)        o  Regular IRA contribu-       o  Contributions after age
                                           (subject to tax maxi-          tions.                         70-1/2 must be net of
                                           mums)                                                         required minimum distri-
                                                                       o  Additional catch-up            butions.
                                                                          contributions.
                                                                                                      o  Although we accept
                                                                                                         regular IRA contributions
                                                                                                         (limited to $5,000)
                                                                                                         under Rollover IRA con-
                                                                                                         tracts, we intend that the
                                                                                                         contract be used primar-
                                                                                                         ily for rollover and direct
                                                                                                         transfer contributions.

                                                                                                      o  Additional catch-up con-
                                                                                                         tributions of up to
                                                                                                         $1,000 per calendar year
                                                                                                         where the owner is at
                                                                                                         least age 50 but under
                                                                                                         age 70-1/2 at any time
                                                                                                         during the calendar year
                                                                                                         for which the contribu-
                                                                                                         tion is made.
------------------------------------------------------------------------------------------------------------------------------------




17 CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------------------
            AVAILABLE
            FOR OWNER
CONTRACT    AND ANNUITANT              MINIMUM
TYPE        ISSUE AGES                 CONTRIBUTIONS                  SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
-----------------------------------------------------------------------------------------------------------------------------------
Roth        Accumulator(R)             o  Accumulator(R)              o  Rollovers from another      o  Accumulator(R)
Conversion  Accumulator(R) Elite(SM)      $5,000 (initial)               Roth IRA.                      Accumulator(R) Elite(SM)
IRA         Accumulator(R) Select(SM)                                                                   Accumulator(R) Select(SM)
            20 through 85              o  Accumulator(R) Plus(SM)     o  Rollovers from a "desig-       No additional contribu-
                                          Accumulator(R) Elite(SM)       nated Roth contribution        tions may be made after
            Accumulator(R) Plus(SM)       $10,000 (initial)              account" under speci-          attainment of age 86, or,
            20 through 80                                                fied retirement plans.         if later, the first contract
                                       o  Accumulator(R) Select(SM)                                     date anniversary.(2)
                                          $25,000 (initial)           o  Conversion rollovers
                                                                         from a traditional IRA or   o  Accumulator(R) Plus(SM)
                                       o  The Accumulator(R) Series      other eligible retirement      No additional contribu-
                                          $50 (additional)               plan.                          tions may be made after
                                                                                                        attainment of age 81 or,
                                       o  $100 monthly and $300       o  Direct transfers from          if later, the first contract
                                          quarterly under our            another Roth IRA.              date anniversary.(2)
                                          automatic investment
                                          program (additional)        o  Regular Roth IRA contri-    o  Conversion rollovers
                                          (subject to tax maxi-          butions.                       after age 70-1/2 must be
                                          mums)                                                         net of required minimum
                                                                      o  Additional catch-up con-       distributions for the tra-
                                                                         tributions.                    ditional IRA or other
                                                                                                        eligible retirement plan
                                                                                                        which is the source of
                                                                                                        the conversion rollover.

                                                                                                     o  Although we accept
                                                                                                        regular Roth IRA contri-
                                                                                                        butions (limited to
                                                                                                        $5,000) under Roth IRA
                                                                                                        contracts, we intend that
                                                                                                        the contract be used
                                                                                                        primarily for rollover and
                                                                                                        direct transfer contribu-
                                                                                                        tions.

                                                                                                     o  Additional catch-up con-
                                                                                                        tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
-----------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS  18

-----------------------------------------------------------------------------------------------------------------------------------
            AVAILABLE
            FOR OWNER
CONTRACT    AND ANNUITANT              MINIMUM
TYPE        ISSUE AGES                 CONTRIBUTIONS                  SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
-----------------------------------------------------------------------------------------------------------------------------------
Rollover    Accumulator(R)             o  Accumulator(R)               o  With documentation of      o  Accumulator(R)
TSA(3)      Accumulator(R) Elite(SM)      $5,000 (initial)                employer or plan              Accumulator(R) Elite(SM)
            Accumulator(R) Select(SM)                                     approval, and limited         Accumulator(R) Select(SM)
            20 through 85              o  Accumulator(R) Plus(SM)         to pre-tax funds,             No additional contribu-
                                          Accumulator(R) Elite(SM)        direct plan-to-plan           tions may be made after
            Accumulator(R) Plus(SM)       $10,000 (initial)               transfers from another        attainment of age 86, or,
            20 through 80                                                 403(b) plan or                if later, the first contract
                                       o  Accumulator(R) Select(SM)       contract exchanges            date anniversary.(2)
                                          $25,000 (initial)               from another 403(b)
                                                                          contract under the         o  Accumulator(R) Plus(SM)
                                       o  The Accumulator(R) Series       same plan.                    No additional contribu-
                                          $500 (additional)                                              tions may be made after
                                                                       o  With documentation of         attainment of age 81 or,
                                                                          employer or plan              if later, the first contract
                                                                          approval, and limited         date anniversary.(2)
                                                                          to pre-tax funds,
                                                                          eligible rollover          o  Conversion after age 70-1/2
                                                                          distributions from            must be net of any required
                                                                          other 403(b) plans,           minimum distributions.
                                                                          qualified plans,
                                                                          governmental employer      o  We do not accept employer-
                                                                          457(b) plans or               remitted contributions.
                                                                          traditional IRAs.
                                                                                                      o  We do not accept after-tax
                                                                                                         contributions, including
                                                                                                         designated Roth contribu-
                                                                                                         tions.

Please note that effective June 8, 2009, Rollover TSA contracts are not available. See Appendix VIII at the end of the Prospectus for a discussion of TSA contracts.
-----------------------------------------------------------------------------------------------------------------------------------
QP                   Accumulator(R)            o  Accumulator(R)            o  Only transfer contrib-     o  A separate QP contract
(Accumulator(R),     Accumulator(R) Elite(SM)     $5,000 (initial)             tions from other              must be established for
Accumulator(R)       20 through 75                                             investments within an         each plan participant.
Plus(SM) and                                   o  Accumulator(R) Plus(SM)      existing qualified plan
Accumulator(R)       Accumulator(R) Plus(SM)      Accumulator(R) Elite(SM)     trust.                     o  We do not accept regu-
Elite(SM) contracts  20 through 70                $10,000 (initial)                                          lar ongoing payroll
only)                                                                       o  The plan must be quali-       contributions or
                                               o  The Accumulator(R) Series    fied under Section            contributions directly
                                                  $500 (additional)            401(a) of the Internal        from the employer.
                                                                               Revenue Code.
                                                                                                          o  Only one additional
                                                                            o  For 401(k) plans, trans-      transfer contribution
                                                                               ferred contributions may      may be made during a
                                                                               not include any after-tax     contract year.
                                                                               contributions, including
                                                                               designated Roth contri-    o  No additional transfer
                                                                               butions.                      contributions after
                                                                                                             participant's attain-
                                                                                                             ment of age 76 (age 71
                                                                                                             under Accumulator(R)
                                                                                                             Plus(SM) contracts) or,
                                                                                                             if later, the first
                                                                                                             contract date anniver-
                                                                                                             sary.

                                                                                                          o  Contributions after age
                                                                                                             70-1/2 must be net of
                                                                                                             any required minimum
                                                                                                             distributions.


See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


19 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
                 FOR OWNER
CONTRACT         AND ANNUITANT     MINIMUM
TYPE             ISSUE AGES        CONTRIBUTIONS                  SOURCE OF CONTRIBUTIONS          LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Flexible         20 through 70     o  $4,000 (initial)            o  Regular traditional IRA       o  No regular IRA contribu-
Premium                                                              contributions.                   tions in the calendar
IRA                                o  $50 (additional)                                                year you turn age 70-1/2
(Accumulator(R)                                                   o  Additional catch-up con-         and thereafter.
contracts only)                    o  $50 monthly or quarterly       tributions.
                                      under our automatic                                          o  Regular contributions
                                      investment program          o  Eligible rollover distribu-      may not exceed $5,000.
                                      (additional) (subject to       tions from 403(b) plans,
                                      tax maximums)                  qualified plans, and gov-     o  Additional catch-up con-
                                                                     ernmental employer               tributions of up to
                                                                     457(b) plans.                    $1,000 per calendar year
                                                                                                      where the owner is at
                                                                  o  Rollovers from another           least age 50 but under
                                                                     traditional individual           age 70-1/2 at any time
                                                                     retirement arrangement.          during the calendar year
                                                                                                      for which the contribu-
                                                                  o  Direct custodian-to-             tion is made.
                                                                     custodian transfers from
                                                                     another traditional indi-     o  Although we accept
                                                                     vidual retirement                rollover and direct trans-
                                                                     arrangement.                     fer contributions under
                                                                                                      the Flexible Premium IRA
                                                                                                      contract, we intend that
                                                                                                      the contract be used for
                                                                                                      ongoing regular contri-
                                                                                                      butions.

                                                                                                   o  No additional contribu-
                                                                                                      tions may be made after
                                                                                                      attainment of age 86.(2)

                                                                                                   o  Additional contributions
                                                                                                      after age 70-1/2 must be
                                                                                                      net of required minimum
                                                                                                      distributions.
-----------------------------------------------------------------------------------------------------------------------------------




















                                              CONTRACT FEATURES AND BENEFITS  20

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
                 FOR OWNER
CONTRACT         AND ANNUITANT     MINIMUM
TYPE             ISSUE AGES        CONTRIBUTIONS                  SOURCE OF CONTRIBUTIONS          LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Flexible         20 through 85     o  $4,000 (initial)            o  Regular Roth IRA              o  No additional contribu-
Premium                                                              contributions.                   tions may be made after
Roth IRA                           o  $50 (additional)                                                attainment of age 86, or,
(Accumulator(R)                                                   o  Additional catch-up con-         if later, the first contract
contracts only)                    o  $50 monthly or quarterly       tributions.                      date anniversary.(2)
                                      under our automatic
                                      investment program          o  Rollovers from another
                                      (additional) (subject to       Roth IRA.
                                      tax maximums)                                                o  Contributions are subject
                                                                  o  Rollovers from a "desig-         to income limits and
                                                                     nated Roth contribution          other tax rules.
                                                                     account" under speci-
                                                                     fied retirement plans.
                                                                                                   o  Regular Roth IRA contri-
                                                                  o  Conversion rollovers             butions may not exceed
                                                                     from a traditional IRA or        $ 5,000.
                                                                     other eligible retirement
                                                                     plan.

                                                                  o  Direct transfers from         o  Additional catch-up con-
                                                                     another Roth IRA.                tributions of up to
                                                                                                      $1,000 per calendar year
                                                                                                      where the owner is at
                                                                                                      least age 50 at any time
                                                                                                      during the calendar year
                                                                                                      for which the contribu-
                                                                                                      tion is made.

                                                                                                   o  Although we accept
                                                                                                      rollover and direct trans-
                                                                                                      fer contributions under
                                                                                                      the Flexible Premium
                                                                                                      Roth IRA contract, we
                                                                                                      intend that the contract
                                                                                                      be used for ongoing
                                                                                                      regular Roth IRA contri-
                                                                                                      butions.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA    0-70              o  Accumulator(R)              o  Direct custodian-to-          o  Any additional contribu-
Beneficiary                           $5,000 (initial)               custodian transfers of           tions must be from the
Continuation                                                         your interest as a death         same type of IRA of the
Contract                           o  Accumulator(R) Elite(SM)       beneficiary of the               same deceased owner.
(traditional IRA                      $10,000 (initial)              deceased owner's tradi-
or Roth IRA)                                                         tional individual             o  Non-spousal beneficiary
(Accumulator(R),                   o  Accumulator(R) Select(SM)      retirement arrangement           direct rollover contribu-
Accumulator(R)                        $25,000 (initial)              or Roth IRA to an IRA of         tions from qualified
Elite(SM) and                                                        the same type.                   plans, 403(b) plans and
Accumulator(R)                     o  The Accumulator(R) Series                                       governmental employer
Select(SM)                            $1,000 (additional)                                             457(b) plans may be
contracts only)                                                                                       made to an Inherited IRA
                                                                                                      contract under specified
                                                                                                      circumstances.
------------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, additional contributions are not permitted after the Conversion effective date.


(2)  Please see Appendix VI later in this Prospectus for state variations.


(3) May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Series Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract). Not available for new purchases.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.


21  CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability companies to be owners of the Accumulator(R) Select(SM) contract. We also reserve the right to prohibit the availability of the Accumulator(R) Select(SM) contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. In all cases, the joint annuitants must be spouses.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the qualified plan trust, and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the Guaranteed withdrawal benefit for life is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" later in this Prospectus.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either an enhanced death benefit or the Guaranteed minimum income benefit ("GMIB"), which you may be able to convert to the Guaranteed withdrawal benefit for life ("GWBL") at age 85, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the
Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable FINRA time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.
--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."
The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------
If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied



                                              CONTRACT FEATURES AND BENEFITS  22
by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, your investment options will be limited to the guaranteed interest option and the following variable investment options: the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.)

If you elect the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the following variable investment options: the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.)

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the AXA Moderate Allocation Portfolio.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.




23   CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


Certain Portfolios may not be available under your contract. Please see the front cover of this Prospectus for more information.


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Seeks long-term capital appreciation.                      o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE            Seeks a high level of current income.                      o   AXA Equitable Funds Management Group,
 ALLOCATION                                                                                LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS       Seeks current income and growth of capital, with a         o   AXA Equitable Funds Management Group,
 ALLOCATION                 greater emphasis on current income.                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION     Seeks long-term capital appreciation and current income.   o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Seeks long-term capital appreciation and current income,   o   AXA Equitable Funds Management Group,
 ALLOCATION                 with a greater emphasis on capital appreciation.               LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE     Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY
                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   ClearBridge Advisors, LLC

                                                                                       o   Goodman & Co. NY Ltd.

                                                                                       o   Legg Mason Capital Management, Inc.

                                                                                       o   Marsico Capital Management, LLC

                                                                                       o   T. Rowe Price Associates, Inc.

                                                                                       o   Westfield Capital Management Company,
                                                                                           L.P.
------------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS  24

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital         o   BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.
                                                                                        o   Pacific Investment Management Company
                                                                                            LLC

                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   JPMorgan Investment Management Inc.

                                                                                        o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 CORE EQUITY
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   Janus Capital Management, LLC

                                                                                        o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 VALUE
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   Institutional Capital LLC

                                                                                        o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 GROWTH
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Franklin Advisers, Inc.

                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Diamond Hill Capital Management, Inc.

                                                                                        o   Knightsbridge Asset Management, LLC

                                                                                        o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o   Pacific Investment Management Company
 BOND                        income and capital appreciation.                               LLC

                                                                                        o   Post Advisory Group, LLC

                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 GROWTH                                                                                     LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Lord, Abbett & Co. LLC

                                                                                        o   Morgan Stanley Investment Management
                                                                                            Inc.

                                                                                        o   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------


25  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME             OBJECTIVE                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Seeks long-term growth of capital.   o   AXA Equitable Funds Management Group,
 VALUE                                                              LLC

                                                                o   BlackRock Investment Management, LLC

                                                                o   Franklin Advisory Services, LLC

                                                                o   Horizon Asset Management, Inc.

                                                                o   Pacific Global Investment Management
                                                                    Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Seeks long-term growth of capital.   o   AXA Equitable Funds Management Group,
                                                                    LLC

                                                                o   RCM Capital Management, LLC

                                                                o   SSgA Funds Management, Inc.

                                                                o   Wellington Management Company, LLP



-----------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                     APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.                 o  AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    Seeks to achieve long-term total return.                      o  AXA Equitable Funds Management Group,
 VALUE CORE                                                                                   LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,        o  BlackRock Investment Management, LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to achieve an        o  Boston Advisors, LLC
 INCOME                      above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.                 o  Capital Guardian Trust Company
 GROWTH (1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.                 o  Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the Russell 3000 Index.         o  AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that          o  SSgA Funds Management, Inc.
                             approximates the total return performance of the Barclays
                             Capital Intermediate U.S. Government/Credit Index,
                             including reinvestment of dividends, at a risk level consis-
                             tent with that of the Barclays Capital Intermediate U.S.
                             Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks to achieve long-term growth of capital.                 o  Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that          o  AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Seeks to achieve long-term growth of capital.                 o  AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                           o  BlackRock Capital Management, Inc.

                                                                                           o  BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS  26

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED     Seeks to maximize income while maintaining prospects         o  AXA Equitable Funds Management Group,
                              for capital appreciation.                                       LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks   o  AXA Equitable Funds Management Group,
 ALLOCATION                   income.                                                         LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                       o  GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                      o  GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS           Seeks to achieve capital growth and current income.          o  AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  First International Advisors, LLC

                                                                                           o  Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.             o  AXA Equitable Funds Management Group,
 EQUITY                                                                                       LLC
                                                                                           o  BlackRock Investment Management, LLC
                                                                                           o  Morgan Stanley Investment Management
                                                                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that         o  SSgA Funds Management, Inc.
 BOND INDEX                   approximates the total return performance of the Barclays
                              Capital Intermediate U.S. Government Bond Index, includ-
                              ing reinvestment of dividends, at a risk level consistent
                              with that of the Barclays Capital Intermediate U.S. Gov-
                              ernment Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.                o  AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Hirayama Investments, LLC

                                                                                           o  Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses that        o  AllianceBernstein L.P.
 EQUITY INDEX(2)              approximates the total return performance of a compos-
                              ite of 40% Dow Jones EURO STOXX 50 Index, 25% FTSE
                              100 Index, 25% TOPIX Index and 10% S&P/ASX 200
                              Index, including reinvestment of dividends, at a risk
                              level consistent with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term growth of      o  AXA Equitable Funds Management Group,
                              income, accompanied by growth of capital.                       LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.             o  J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital with a sec-     o  AXA Equitable Funds Management Group,
                              ondary objective to seek reasonable current income. For         LLC
                              purposes of this Portfolio, the words "reasonable current
                              income" mean moderate income.                                o  BlackRock Investment Management, LLC

                                                                                           o  Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------


27  CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.                    o  AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that          o  SSgA Funds Management, Inc.
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends, at
                             a risk level consistent with that of the Russell 1000 Value
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of           o  Lord, Abbett & Co. LLC
 INCOME(1)                   income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of           o  Lord, Abbett & Co. LLC
 CORE                        income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL         Seeks to achieve capital appreciation.                        o  MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that          o  SSgA Funds Management, Inc.
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid Cap
                             400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.              o  AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve      o  The Dreyfus Corporation
                             its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.                              o  Morgan Stanley Investment Management
 GROWTH                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may occa-        o  AXA Equitable Funds Management Group,
                             sionally be short-term, and secondarily, income.                 LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.                        o  OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Seeks to generate a return in excess of traditional money     o  Pacific Investment Management Company,
                             market products while maintaining an emphasis on pres-           LLC
                             ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the         o  AllianceBernstein L.P.
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and sec-      o  T. Rowe Price Associates, Inc.
 STOCK                       ondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY   Seeks to achieve long-term capital growth.                    o  AXA Equitable Funds Management Group,
                                                                                              LLC

                                                                                           o  BlackRock Investment Management, LLC

                                                                                           o  Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital appreciation    o  UBS Global Asset Management (Americas)
                             with income as a secondary consideration.                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Seeks to achieve capital growth and income.                   o  Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS  28

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                    APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA          Seeks to achieve long-term capital growth.                   o  Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



--------------------------------------------------------------------------------
      REPLACED (CURRENT) PORTFOLIO                 SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
      EQ/Capital Guardian Growth                  EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
      EQ/Lord Abbett Growth and Income            EQ/Large Cap Value Index
--------------------------------------------------------------------------------



(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.




29  CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator(R) Series contract) and any optional benefit charges. See Appendix VI later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.50%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) or the guaranteed interest option, subject to restrictions in certain states. See Appendix VI later in this Prospectus for state variations. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. You may not make transfers to the guaranteed interest option. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. The special dollar cost averaging program is only available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options available under your contract. Only the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts) are available if you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list


                                              CONTRACT FEATURES AND BENEFITS  30
of which Portfolios are available under your contract.) Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options or guaranteed interest option according to your instructions.


The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the special dollar cost averaging program is not available.


SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM. The special money market dollar cost averaging program is only available to Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into any of the other variable investment options. Only the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts) are available if you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. You may elect to participate in a 3, 6 or 12 month program at any time subject to the age limitation on contributions described earlier in this Prospectus.

Contributions into the account for special money market dollar cost averaging must be new contributions. In other words, you may not make transfers from amounts allocated in other variable investment options to initiate the program. You must allocate your entire initial contribution into the account for special money market dollar cost averaging if you are selecting the program at the time you apply for your Accumulator(R) Series contract. Thereafter, contributions to any new program must be at least $2,000. Contributions to an existing program must be at least $250. You may only have one program in effect at any time.

Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other variable investment options you select. Once the time period you selected has expired, you may then select to participate in the special money market dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for monthly transfers from the account for special money market dollar cost averaging to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the variable investment options according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the special money market dollar cost averaging program is not available.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any



31  CONTRACT FEATURES AND BENEFITS
time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you are participating in a Principal guarantee benefit or the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the general dollar cost averaging program is not available.

INVESTMENT SIMPLIFIER.  We offer two Investment simplifier options.

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts) are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator(R) and Accumulator(R) Elite(SM) contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts) are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


INTERACTION OF DOLLAR COST AVERAGING WITH OTHER CONTRACT FEATURES AND BENEFITS

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging and, for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contract owners, the special money market dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. Not all dollar cost averaging programs are available in all states. See Appendix VI later in this Prospectus for more information on state availability.


CREDITS (For Accumulator(R) Plus(SM) contracts only)


A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4% or 5% of each contribution based on the following breakpoints and rules:


                                              CONTRACT FEATURES AND BENEFITS  32

--------------------------------------------------------------------------------
                                               CREDIT PERCENTAGE
    FIRST YEAR TOTAL CONTRIBUTIONS                 APPLIED TO
            BREAKPOINTS                          CONTRIBUTIONS
--------------------------------------------------------------------------------
Less than $350,000                                   4%
--------------------------------------------------------------------------------
$350,000 or more                                     5%
--------------------------------------------------------------------------------


The percentage of the credit is based on your total first year contributions. Any amount transferred from a prior contract issued by us in which a credit was previously applied is not eligible for an additional credit on the amount transferred to this contract. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date. The credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

o If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

o The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VI later in this Prospectus for more information on state availability.


For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

o   No indication of intent:

    -- For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

    -- For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus)(1)

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any benefit base increases as the result of an annual ratchet based on an increase in your account value, which does include credits. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Accumulator(R) Plus(SM) contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your

----------------------
(1) The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.



33  CONTRACT FEATURES AND BENEFITS
actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit" and "Guaranteed minimum death benefit" below.

If you add the Guaranteed minimum income benefit to your contract after issue, we will calculate each of the benefit bases described in this section using your account value on the contract date anniversary the Guaranteed minimum income benefit becomes effective under your contract (the "GMIB effective date") rather than your initial contribution, for purposes of determining the Guaranteed minimum income benefit. See "Adding the Guaranteed minimum income benefit after issue" later in this section. When we describe withdrawals and additional contributions in this section, we mean withdrawals and additional contributions made after the GMIB effective date.

As discussed immediately below, the Standard death benefit is based on the Standard death benefit benefit base; the Annual Ratchet to age 85 enhanced death benefit is based on the Annual Ratchet to age 85 benefit base; the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit are based on the Greater of the 4% Roll-Up to age 85 benefit base and the Annual Ratchet to age 85 benefit base.

STANDARD DEATH BENEFIT

Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

4% ROLL-UP TO AGE 85 BENEFIT BASE
(USED FOR THE GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

The effective annual roll-up rate credited to this benefit base is:

o 4% with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator(R) and Accumulator(R) Elite(SM) contracts only); and

o 2% with respect to the EQ/Money Market variable investment option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

Each daily roll-up is included in the benefit base for purposes of calculating the daily roll-up the next day, so the benefit base compounds daily at the effective annual rate noted above.

The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

See Appendix III for an example of the relationship between the benefit base calculated based on the 4% Roll-Up to age 85 and a hypothetical account value.

Certain contracts may have a different effective annual roll-up rate, based on when you purchased your contract and the state in which you purchased your contract. See Appendices VI and VII later in this Prospectus.

Please see "Our administrative procedures for calculating your Roll-up benefit base following a transfer" later in the Prospectus for more information about how we calculate your Roll-up benefit base when you transfer account values between investment options with a higher roll-up rate (4-6%) and investment options with a lower roll up rate (3%).

ANNUAL RATCHET TO AGE 85 BENEFIT BASE
(USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, FOR THE GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).



                                              CONTRACT FEATURES AND BENEFITS  34

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

                                      or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

See Appendix III for an example of the relationship between the benefit base calculated based on the Annual Ratchet to age 85 and a hypothetical account value.

GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 BENEFIT BASE (USED FOR THE GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to the greater of the benefit base computed for the 4% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

ROLL-UP BENEFIT BASE RESET


You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 80. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elect both the Guaranteed minimum income benefit AND the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit"), you are eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 80. If you elect both the Greater of enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
--------------------------------------------------------------------------------

ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.
AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.
AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.

--------------------------------------------------------------------------------
If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i) if your request is received within 30 days following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset or that contract date anniversary, your one-time reset request will be terminated;

(ii) if your request is received outside the 30 day period following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. If you die before the contract date anniversary following age 85 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary as described above.

If you elect to reset your Roll-Up benefit base on any contract date anniversary, we may increase the charge for the Guaranteed minimum income benefit and the Greater of enhanced death benefit. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset but not later than the contract date anniversary following age 85. See "Exercise rules" under "Guaranteed minimum income benefit" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar


35  CONTRACT FEATURES AND BENEFITS
amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 4% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 4% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts" as well as Appendix VIII -- "Tax-sheltered annuity contracts (TSAs)" later in this Prospectus.


ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.


GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit ("GMIB") if you elect it at issue. If you add the benefit to your contract after issue, certain additional requirements apply, and the way the benefit is calculated may differ from how it is calculated if you elect it at issue. See "Adding the Guaranteed minimum income benefit after issue" later in this section.

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

This benefit includes the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 80. See "Roll-Up benefit base reset" earlier in this section.

If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

This feature is not available for an Inherited IRA or if you elect a Principal guarantee benefit. If you are using the contract to fund a charitable remainder trust (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. If the owner was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued or the Guaranteed minimum income benefit was added to the contract, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:



--------------------------------------------------------------------------------
                                 LEVEL PAYMENTS
           Owner's
       age at exercise                              Period certain years
--------------------------------------------------------------------------------
        80 and younger                                       10
             81                                               9
             82                                               8
             83                                               7
             84                                               6
             85                                               5
--------------------------------------------------------------------------------



We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.
--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------
When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive under a fixed payout option will be the greater of
(i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator(R) Series contract), to guaranteed annuity purchase factors, or (ii) the amount of income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly



                                              CONTRACT FEATURES AND BENEFITS  36
or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a supplementary contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your aggregate withdrawals during any contract year exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, for contracts in which the Guaranteed minimum income benefit is elected at issue, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 4% of your Roll-Up benefit base at the beginning of the contract year.

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. The latest date you may exercise the Guaranteed minimum income benefit is the 30th day following the contract date anniversary following your 85th birthday. Other options are available to you on the contract date anniversary following your 85th birthday. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. In addition, eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary or GMIB effective date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary or GMIB effective date anniversary.

Please note:

(i) if you were age 75 when the contract was issued or elected to add the Guaranteed minimum income benefit when you were 74, but turned 75 before the GMIB effective date or the Roll-Up benefit base was reset when you were between the ages of 75 and 80, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(ii) for Accumulator(R) Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum


37   CONTRACT FEATURES AND BENEFITS
       income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii) since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the Guaranteed minimum income benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

(iv) for Accumulator(R) Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age
       85. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue or on the GMIB effective date, if the Guaranteed minimum income benefit is added after issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 84, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the Guaranteed minimum income benefit, even though she was 72 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date (or GMIB effective date) will continue to apply for purposes of the exercise rules;

(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and

(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


ADDING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may add the Guaranteed minimum income benefit to your contract after issue (subject to the requirements described below) so long as: (i) no more than three months have elapsed since your contract was issued, or (ii) we continue to offer the Guaranteed minimum income benefit described earlier in this section with the identical terms and conditions, including the maximum fee and the roll-up rate, in the state in which your contract was issued. Check with your financial professional to see whether we are still offering this version of the Guaranteed minimum income benefit in your state.

If you add the Guaranteed minimum income benefit after issue, it will function as described earlier in this section, under "Guaranteed minimum income benefit", with certain exceptions:

o The owner (and joint owner, if any) must be between the ages of 20 and 74 on the date we receive your election form at our processing office in good order (the "GMIB addition date").

o The Guaranteed minimum income benefit will become effective under your contract on the contract date anniversary that follows the GMIB addition date (the "GMIB effective date"). If the GMIB addition date is a contract date anniversary, the GMIB effective date will be that date as well.

o Your initial Guaranteed minimum income benefit base will be equal to the account value on the GMIB effective date. Subsequent adjustments to your Guaranteed minimum income benefit base will be calculated as described above in the section "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" earlier in this Prospectus.

o Certain contract owners will only be permitted to add the Guaranteed minimum income benefit to their contracts if the death benefit they elect at issue is compatible with the Guaranteed minimum income benefit. They may elect the Guaranteed minimum income benefit if they have the Standard death benefit or the Annual Ratchet to age 85 enhanced death benefit.

o If you have collaterally assigned all or a portion of the value of your NQ contract, you must terminate the collateral assignment before you elect the Guaranteed minimum income benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus.



ADDING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER A BENEFIT HAS BEEN DROPPED

If you drop the Guaranteed minimum income benefit, as described later in this section under "Dropping the Guaranteed minimum income benefit after issue", you will not be able to add the Guaranteed minimum income benefit to your contract again for one year after you have dropped the benefit, in addition to the other requirements described in this section.



                                              CONTRACT FEATURES AND BENEFITS  38

DROPPING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may drop the Guaranteed minimum income benefit from your contract after issue, subject to the following restrictions:

o For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contract holders:

    -- You may not drop the Guaranteed minimum income benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

    -- If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the later of the expiration of any withdrawal charges in effect under your contract and the contract date anniversary following the GMIB effective date.


o   For Accumulator(R) Select(SM) contract holders:

    -- If you elect the Guaranteed minimum income benefit at issue, you may not drop the benefit until the fourth contract date anniversary following the GMIB effective date.

    -- If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the later of the fourth contract date anniversary and the first contract date anniversary following the GMIB effective date.

o The Guaranteed minimum income benefit will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed minimum income benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed minimum income benefit charge for the contract year on that date.


o If you elect the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit and the Guaranteed minimum income benefit, and subsequently drop the Guaranteed minimum income benefit, we will no longer deduct the Guaranteed minimum income benefit charge. However, we will continue to deduct the Guaranteed minimum death benefit charge.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a Standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Standard death benefit, whichever provides the higher amount. The Standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator(R) Series contract). For Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, the Standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue, and for Accumulator(R) Plus(SM) contract owners, ages 76 through 80 at issue.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator(R) Series contract), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. See "Payment of death benefit" later in this Prospectus for more information.

The Annual Ratchet to age 85 enhanced death benefit and the Standard death benefit can be elected by themselves. The Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. There is no additional charge for the Standard death benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced automatically with the Standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


For Accumulator(R) Plus(SM) contracts, if the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

Subject to state availability (see Appendix VI later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits described below:

o   ANNUAL RATCHET TO AGE 85

This optional enhanced death benefit is available to owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts, ages 0 through 70 at issue of Inherited IRA contracts, ages 20 through 70 at issue of Flexible Premium IRA contracts and ages 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, Rollover TSA and QP contracts.

o   GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

This optional enhanced death benefit is available, if elected in connection with the Guaranteed minimum income benefit, to owner (or older joint owner, if applicable) ages 20 through 70 at issue of Flexible Premium IRA contracts and ages 20 through 75 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, Rollover TSA and QP contracts.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

If you purchase the "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 80. See "Roll-Up benefit base reset" earlier in this section.



39   CONTRACT FEATURES AND BENEFITS

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

Resets are not available under the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit if you drop the Guaranteed minimum income benefit.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.

EARNINGS ENHANCEMENT BENEFIT


Subject to state and contract availability (see Appendix VI later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o   the account value, or

o   any applicable death benefit

decreased by:

o   total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator(R) Plus(SM) contracts, credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator(R) Plus(SM) contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o   the account value, or

o   any applicable death benefit

decreased by:

o   total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix V.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.


The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VI later in this Prospectus to see if this feature is available in your state.



                                              CONTRACT FEATURES AND BENEFITS  40

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available upon conversion of the Guaranteed minimum income benefit at age 85 under certain circumstances.

--------------------------------------------------------------------------------
The "Conversion effective date" is the contract date anniversary following age
85. The "Conversion transaction date" is the date that we receive your election form at our processing office in good order, if you affirmatively elect to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85, or the 30th day following the Conversion effective date, if the Guaranteed minimum income benefit converts automatically to the Guaranteed withdrawal benefit for life.
--------------------------------------------------------------------------------
If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the Conversion effective date, you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:

o You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

o You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;

o You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

If you take no action, the Guaranteed minimum income benefit will convert automatically to the Guaranteed withdrawal benefit for life.

If you exercise the Guaranteed minimum income benefit, it will function as described earlier in this Prospectus under "Guaranteed minimum income benefit". If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.

You should not convert the Guaranteed minimum income benefit to this benefit at age 85 (or permit the benefit to convert) if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date; or

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


ADDITIONAL OWNER AND ANNUITANT REQUIREMENTS

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is also limited by the age and timing requirements described below under "Guaranteed annual withdrawal amount".

SINGLE OWNER. If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life ("Single life") option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life ("Joint life") option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

JOINT OWNERS. If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse's age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner's spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

NON-NATURAL OWNER. Contracts with non-natural owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant's spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.



41  CONTRACT FEATURES AND BENEFITS

If the contract has a non-natural owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.


GWBL BENEFIT BASE

Upon conversion of the Guaranteed minimum income benefit to GWBL at age 85, your GWBL benefit base is equal to either your account value or Guaranteed minimum income benefit base, as described below under "Guaranteed annual withdrawal amount". It will increase or decrease, as follows:

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet".

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under "Effect of Excess withdrawals". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator(R) Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

SINGLE LIFE. If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.

In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.



--------------------------------------------------------------------------------
                                                         B
                     A                        APPLICABLE PERCENTAGE OF
         APPLICABLE PERCENTAGE OF            GUARANTEED MINIMUM INCOME
              ACCOUNT VALUE                         BENEFIT BASE
--------------------------------------------------------------------------------
                    5.0%                                4.0%
--------------------------------------------------------------------------------



For example, if on the Conversion effective date the Guaranteed minimum income benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $5,000. This is because $115,000 (the Guaranteed minimum income benefit base) multiplied by 4.0% (the percentage in Column B) equals only $4,600, while $100,000 (the account value) multiplied by 5.0% (the percentage in Column A) equals $5,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 5.0%.

On the other hand, if on the Conversion effective date the Guaranteed minimum income benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $8,000. This is because $100,000 (the account value) multiplied by 5.0% (the percentage in Column A) equals only $5,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 4.0% (the percentage in Column B) equals $8,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 4.0%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 4.0% to 5.0%.

However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.



                                              CONTRACT FEATURES AND BENEFITS  42

JOINT LIFE. If you hold an IRA or NQ contract, you may elect a Joint life contract if you meet the conditions described below under "Successor owner". In order to convert your Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life, you must affirmatively request that the benefit be converted. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described in this section. For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on the age of the younger spouse, as set forth in the following table.



--------------------------------------------------------------------------------
                                                                  B
                                                        APPLICABLE PERCENTAGE
                                    A                    OF GUARANTEED MINI-
                          APPLICABLE PERCENTAGE          MUM INCOME BENEFIT
     SPOUSE'S AGE            OF ACCOUNT VALUE                   BASE
--------------------------------------------------------------------------------
         85+                       4.5%                         3.0%
--------------------------------------------------------------------------------
        80-84                      4.0%                         2.5%
--------------------------------------------------------------------------------
        75-79                      3.5%                         2.0%
--------------------------------------------------------------------------------
        70-74                      3.0%                         1.5%
--------------------------------------------------------------------------------
        65-69                      2.5%                         1.0%
--------------------------------------------------------------------------------


For example, if on the Conversion effective date your account value is $100,000, the Guaranteed minimum income benefit base is $220,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $3,300. This is because $100,000 (the account value) multiplied by 3.0% (the percentage in Column A for the younger spouse's age band) equals only $3,000, while $220,000 (the Guaranteed minimum income benefit base) multiplied by 1.5% (the percentage in Column B for the younger spouse's age band) equals $3,300. Under this example, your initial GWBL benefit base would be $220,000, and your Applicable percentage would be 1.5%.

The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column
A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 3.5%, and your Guaranteed annual withdrawal amount would increase to $5,600.

You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse's age on the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

If you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse's age. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.



SUCCESSOR OWNER

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 65 on the Conversion effective date. (Withdrawals taken during the 30 days following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large. See "Effect of withdrawals during the 30 days following the Conversion effective date" later in this section.) If your spouse is younger than 65 on the Conversion effective date, you will not be able to elect a Joint life contract. The successor owner must be the owner's spouse. For NQ contracts, you have the option to designate the successor owner as a joint owner. See "Additional owner and annuitant requirements" earlier in this section for more information regarding the requirements for naming a successor owner.

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date, If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will



43  CONTRACT FEATURES AND BENEFITS
be based on the annuitant's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP and TSA contracts are not permitted in connection with this benefit. Loans are not permitted under TSA contracts in which the Guaranteed withdrawal benefit for life is in effect. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.


EFFECT OF EXCESS WITHDRAWALS

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life at age 85 if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $4,000 (4.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $2,880 (4.0% of $72,000), instead of the original $4,000. See "How withdrawals affect your GWBL" later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator(R) Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.

In general, if your contract is a traditional IRA or TSA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse's attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Prospectus.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the Conversion transaction date.


INVESTMENT OPTIONS

Your investment options will be limited to the guaranteed interest option and the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value among these investment options at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.



                                              CONTRACT FEATURES AND BENEFITS  44

AUTOMATIC CONVERSION

If you take no action during the 30 days after the Conversion effective date, and permit your Guaranteed minimum income benefit to convert to the Guaranteed withdrawal benefit for life automatically, we will reallocate any portion of your account value invested in investment options other than the guaranteed interest option and the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts) to the AXA Moderate Allocation Portfolio as part of the automatic conversion, on the Conversion transaction date. You will be able to reallocate your account value among the guaranteed interest option and the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts) at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth earlier in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under "Joint life" earlier in this section. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.

If the AXA Moderate Allocation Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.


DOLLAR COST AVERAGING

Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) on that date will be invested in the AXA Moderate Allocation Portfolio. If the AXA Moderate Allocation Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above.

You may elect a new Investment simplifier dollar cost averaging program after conversion, but the special dollar cost averaging program (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the special money market dollar cost averaging program (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and general dollar cost averaging program will not be available after conversion. See "Dollar cost averaging" in "Allocating your contributions" earlier in this section.


REBALANCING YOUR ACCOUNT VALUE

Any rebalancing program in place on the date of conversion will be terminated. You may elect a new rebalancing program after conversion. See "Rebalancing your account value" in "Transferring money among investment options" later in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.


LOANS UNDER ROLLOVER TSA CONTRACTS

If there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If the Guaranteed minimum income benefit does not convert to the Guaranteed withdrawal benefit for life because there is an outstanding loan, the Guaranteed minimum income benefit will terminate as of the Conversion effective date. If you want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See "Loans under Rollover TSA contracts" in "Accessing your money" later in this Prospectus.


GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further Annual Ratchets or Roll-Ups of the death benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-Ups and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.

ANNUITY MATURITY DATE. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." The minimum death benefit will be reduced pro rata by each payment. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.



EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:



45  CONTRACT FEATURES AND BENEFITS

o Your Accumulator(R) Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Series contract.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator(R) Series contract, as described in "Charges and expenses" later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL" later in this Prospectus.

o Withdrawals are not considered annuity payments for tax purposes. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL" later in this Prospectus, even if pursuant to a divorce decree.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, a Joint life GWBL will have little or no value to the surviving same-sex spouse or partner. You should consult with your tax adviser for more information on this subject.


DROPPING THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AFTER CONVERSION

You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit at age 85, subject to the following restrictions:

o You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect under your Accumulator(R) Series contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your Accumulator(R) Series contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

o The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.

o If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will be able to invest in any of the investment options offered under your contract.


                                              CONTRACT FEATURES AND BENEFITS  46

o If you drop the Guaranteed withdrawal benefit for life, you will be able to take loans from Rollover TSA contracts (employer or plan approval required). See "Loans under Rollover TSA contracts" in "Accessing your money" later in this Prospectus.


o Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner's death.


PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For
Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R)and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the AXA Allocation Portfolios (and the EQ/Franklin Templeton Allocation Portfolio under certain contracts). See "What are your investment options under the contract?" earlier in this section and the front cover of this Prospectus for more information as to which Portfolios are available under your contract.

125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For
Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any credits allocated to your contract.


Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R)and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the AXA Moderate Allocation Portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday (an owner's 80th birthday under Accumulator(R) Plus(SM) contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(For Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts only)


47  CONTRACT FEATURES AND BENEFITS

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.

o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited IRA contract.

o   You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o The Guaranteed minimum income benefit, the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, Spousal continuation, special dollar cost averaging program, special money market dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply (if applicable under your Accumulator(R) Series contract). If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


                                              CONTRACT FEATURES AND BENEFITS  48

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VI to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option and (iii) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

For Accumulator(R) Plus(SM) contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.


49  CONTRACT FEATURES AND BENEFITS

2. DETERMINING YOUR CONTRACT'S VALUE



--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) the account for special dollar cost averaging (applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts only); and (iv) the loan reserve account (applies to Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; (ii) any applicable withdrawal charges (not applicable to Accumulator(R) Select(SM) contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i) increased to reflect additional contributions (plus the credit for Accumulator(R) Plus(SM) contracts);

(ii) decreased to reflect a withdrawal (plus withdrawal charges if applicable under your Accumulator(R) Series contract);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VI later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.

                                           DETERMINING YOUR CONTRACT'S VALUE  50

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

Some states may have additional transfer restrictions. Please see Appendix VI later in this Prospectus.

In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)  the contract number;

(2) the dollar amounts or percentages of your current account value to be transferred; and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

As explained under "4% Roll-Up to age 85 (used for the Greater of 4% Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)" earlier in the Prospectus, the higher roll-up rate (4%, 5% or 6%) applies with respect to most investment options and amounts in the account for special dollar cost averaging (if available), but a lower roll-up rate (2% or 3%) applies with respect to the EQ/Money Market option (except amounts allocated to the account for special money market dollar cost averaging, if available), the guaranteed interest option and the loan reserve account under Rollover TSA (the "lower roll-up rate options"). The other investment options, to which the higher rate applies, are referred to as the "higher roll-up rate options". For more information about roll-up rates applicable in various states and for various contract versions, see Appendices VI and VII.

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 4% and the other portion that is rolling up at 2%. If you transfer account value from a 4% option to a 2% option, all or a portion of your benefit base will transfer from the 4% benefit base segment to the 2% benefit base segment. Similarly, if you transfer account value from a 2% option to a 4% option, all or a portion of your benefit base will transfer from the 2% segment to the 4% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.

This means that we calculate the percentage of current account value in the investment options with a 4% roll-up rate that is being transferred to an investment option with a 2% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

o For example, if your account value is $30,000 and has always been invested in 4% investment options, and your benefit base is $40,000 and is all rolling up at 4%, and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 2% investment option), then we will transfer 50% of your benefit base ($20,000) from the 4% benefit base segment to the 2% benefit base segment. Therefore, immediately



51 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 4% and $20,000 will roll-up at 2%. In this example, the amount of your Roll-up benefit base rolling up at 2% is more than the dollar amount of your transfer to a 2% investment option.

o For an additional example, if your account value is $40,000 and has always been invested in 2% investment options, and your benefit base is $30,000 and is all rolling up at 2%, and you transfer 50% of your account value ($20,000) to a 4% investment option, then we will transfer 50% of your benefit base ($15,000) from the 2% benefit base segment to the 4% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 4% and $15,000 will roll-up at 2%. In this example, the dollar amount of your benefit base rolling up at 4% is less than the dollar amount of your transfer to a 4% investment option.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  52
can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contract owners, special money market dollar cost averaging. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, that will terminate any rebalancing program you have in place at the time. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. You may elect a new rebalancing program after your current rebalancing program is terminated by this event.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


53  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. ACCESSING YOUR MONEY



--------------------------------------------------------------------------------


WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                              METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                     Auto-                                             Lifetime
                     matic                               Pre-age       required
                      pay-                               59-1/2          mini-
                      ment                                sub-            mum
                     plans                             stantially      distribu-
                     (GWBL                  System-       equal          tion
 Contract(1)         only)     Partial       atic
--------------------------------------------------------------------------------
NQ                    Yes        Yes          Yes          No             No
--------------------------------------------------------------------------------
Rollover IRA          Yes        Yes          Yes          Yes            Yes
--------------------------------------------------------------------------------
Flexible              Yes        Yes          Yes          Yes            Yes
Premium IRA
--------------------------------------------------------------------------------
Roth Conversion       Yes        Yes          Yes          Yes            No
IRA
--------------------------------------------------------------------------------
Flexible Premium      Yes        Yes          Yes          Yes            No
Roth IRA
--------------------------------------------------------------------------------
Inherited IRA          No        Yes           No          No             (2)
--------------------------------------------------------------------------------
QP(3)                 Yes        Yes           No          No             Yes
--------------------------------------------------------------------------------
Rollover TSA(4)       Yes        Yes          Yes          No             Yes
--------------------------------------------------------------------------------





(1) Please note that not all contract types are available under the Accumulator(R) Series of contracts.

(2) The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(3) All payments are made to the plan, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

(4) Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See Appendix VIII -- "Tax Sheltered Annuity contracts (TSAs)" later in this Prospectus.

--------------------------------------------------------------------------------
Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information.
--------------------------------------------------------------------------------

AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. You must wait at least 28 days from the Conversion effective date before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with an Annual Ratchet.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with an Annual Ratchet. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

For all contracts except Accumulator(R) Select(SM), partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.




                                                        ACCESSING YOUR MONEY  54

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life at age 85.

For all contracts except Accumulator(R) Select(SM), systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

If you are taking systematic withdrawals at the time the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan in connection with the conversion to the Guaranteed withdrawal benefit for life.



SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them;
(ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator(R) Select(SM), substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Also, the substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life at age 85.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" and Appendix VIII later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This service does not generate automatic



55  ACCESSING YOUR MONEY
required minimum distribution payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" and Appendix VIII later in this Prospectus.

This service is not available under defined benefit QP contracts.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" and Appendix VIII later in this Prospectus for your specific type of retirement arrangement.
--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------
We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator(R) Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

If you are enrolled in our automatic RMD service and are taking systematic withdrawals at the time the Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life at age 85, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If your systematic withdrawal payment is a fixed dollar amount, rather than a percentage of your account value, the December 1st RMD payment will factor into any December systematic withdrawal payment. The December 1st RMD payment will not be treated as an Excess withdrawal, but any subsequent systematic withdrawals in the same contract year may be treated as Excess withdrawals. If by December 1st your systematic withdrawals have equaled or exceeded your RMD amount, any withdrawal that exceeds the Guaranteed annual withdrawal amount will be treated as an Excess withdrawal.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your account value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).



                                                        ACCESSING YOUR MONEY  56

You may choose to have your Customized payment plan scheduled payments, your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled payments or withdrawals will be processed on a pro rata basis on the business day you initially elected.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit after the withdrawal would be $12,000 ($20,000 - $8,000).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

With respect to the Guaranteed minimum income benefit and the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits' 4% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 4% or less of the 4% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year, for contracts in which the benefit is elected at issue. In subsequent contract years, additional contributions made during a contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 4% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 4% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, any subsequent withdrawals from your contract will reduce your Guaranteed minimum death benefit base on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


For purposes of calculating your GWBL benefit base, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS

Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service" or if the GWBL option or a PGB is in effect.


57  ACCESSING YOUR MONEY

If you elect the Guaranteed minimum income benefit and there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If you want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o   It exceeds limits of federal income tax rules;

o   Interest and principal are not paid when due; or

o   In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VI later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see Appendix VIII for a discussion of TSA contracts.


Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator(R) Plus(SM) contracts, loan repayments are not considered contributions and therefore are not eligible for additional credits.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.



                                                        ACCESSING YOUR MONEY  58

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Series contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of payout annuity options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VI later in this Prospectus for variations that may apply in your state.

You can choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus). If the Guaranteed withdrawal benefit for life is in effect and you choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.

--------------------------------------------------------------------------------
Fixed annuity payout options        Life annuity
                                    Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity          Life annuity
   payout options (described in     Life annuity with period certain
   a separate prospectus)
--------------------------------------------------------------------------------
Income Manager(R) payout options    Life annuity with period certain
   (available for owners and        Period certain annuity
   annuitants age 83 or less at
   contract issue) (described in
   a separate prospectus)
--------------------------------------------------------------------------------
o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.



59  ACCESSING YOUR MONEY

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Series contract. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Series contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Series contract and we will deduct any applicable withdrawal charge, if applicable under your Accumulator(R) Series contract. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.)

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator(R) Series contract.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Series contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under your Accumulator(R) Series contract. If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Series contract is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "How withdrawals are taken from your account value" earlier in this section and also the discussion of "Partial Annuitization" in "Tax Information" for more information.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

Except with respect to the Income Manager(R), where payments are made on the 15th day of the month, you can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R), Accumulator(R) Elite(SM) or Accumulator(R) Select(SM) contract date or not earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from your Accumulator(R) Plus(SM) contract date. Please see Appendix VI later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at anytime. The date may not be later than the annuity maturity date described below.

For Accumulator(R) Plus(SM) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VI later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


                                                        ACCESSING YOUR MONEY  60

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager(R) payout option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically.

If the Guaranteed withdrawal benefit for life is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any joint owner or successor owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract's remaining cash value.

As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VI later in this Prospectus for variations that may apply in your state.



61  ACCESSING YOUR MONEY

5. CHARGES AND EXPENSES



--------------------------------------------------------------------------------


CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   An administrative charge

o   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts).

o On each contract date anniversary -- a charge for each optional benefit in effect under your contract: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R):              0.80%
     Accumulator(R) Plus(SM):     0.95%
     Accumulator(R) Elite(SM):    1.10%
     Accumulator(R) Select(SM):   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R):              0.30%
     Accumulator(R) Plus(SM):     0.35%
     Accumulator(R) Elite(SM):    0.30%
     Accumulator(R) Select(SM):   0.25%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R):              0.20%
     Accumulator(R) Plus(SM):     0.25%
     Accumulator(R) Elite(SM):    0.25%
     Accumulator(R) Select(SM):   0.35%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two



                                                        CHARGES AND EXPENSES  62
contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE


(For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions. For Accumulator(R) Plus(SM) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


--------------------------------------------------------------------------------
                              WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                                            CONTRACT YEAR
--------------------------------------------------------------------------------
                     1     2     3     4     5     6     7     8     9     10+
--------------------------------------------------------------------------------
Accumulator(R)       7%    7%    6%    6%    5%    3%    1%    0%(1) --    --
--------------------------------------------------------------------------------
Accumulator(R)       8%    8%    7%    7%    6%    5%    4%    3%    2%    0%(2)
Plus(SM)
--------------------------------------------------------------------------------
Accumulator(R)       8%    7%    6%    5%    0%(3) --    --    --    --    --
Elite(SM)
--------------------------------------------------------------------------------



(1) Charge does not apply in the 8th and subsequent contract years following contribution.


(2) Charge does not apply in the 10th and subsequent contract years following contribution.


(3) Charge does not apply in the 5th and subsequent contract years following contribution.



For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in this Prospectus.

We may offer a version of the contract that does not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator(R) and Accumulator(R) Elite(SM) NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit with or without the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 4% of the beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 4% of the



63  CHARGES AND EXPENSES
beginning of contract year 4% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. In the first contract year, the relevant benefit base is determined using all contributions received in the first 90 days of the contract year, for contracts in which the benefit is elected at issue. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal or to any subsequent withdrawals for the life of the contract.

If the Guaranteed withdrawal benefit for life is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      --   it provides continuous room and board to three or more persons;

      --   it is supervised by a registered nurse or licensed practical nurse;

      --   it keeps daily medical records of each patient;

      --   it controls and records all medications dispensed; and

      --   its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 1.00% of the greater of the 4% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.15%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

If your account value is insufficient to pay these charges, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

DEATH BENEFIT UNDER CONVERTED GWBL. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion, including any increased fees resulting from a reset.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

STANDARD DEATH BENEFIT.  There is no additional charge for this death benefit.


PRINCIPAL GUARANTEE BENEFITS CHARGE

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the AXA Allocation Portfolios, the EQ/Franklin Templeton Allocation Portfolio (under certain contracts) and the guaranteed interest option (see Appendix VI later in this Prospectus to see



                                                        CHARGES AND EXPENSES  64
if deducting this charge from the guaranteed interest option is permitted in your state and the front cover of this Prospectus for more information as to which Portfolios are available under your contract) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, drop the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 1.00% of the benefit base. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.30%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed minimum income benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits unless the no lapse guarantee is in effect, as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we deduct a charge for the Guaranteed withdrawal benefit for life that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Guaranteed minimum income benefit base that we were deducting as the Guaranteed minimum income benefit charge on the Conversion effective date. The dollar amount of the charge, however, may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Guaranteed minimum income benefit base. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. We deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. This charge may increase as the result of an Annual Ratchet, up to a percentage equal to the maximum charge for the Guaranteed minimum income benefit (i.e., 1.30%). We will permit you to opt out of the ratchet if the charge increases. See "Guaranteed minimum income benefit charge" earlier in this section.


NET LOAN INTEREST CHARGE

We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. In no event will the net loan interest charge exceed 2.00%. See "Loans under Rollover TSA contracts" earlier in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


65  CHARGES AND EXPENSES

o   Management fees.

o   12b-1 fees.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS


We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                        CHARGES AND EXPENSES  66

6. PAYMENT OF DEATH BENEFIT



--------------------------------------------------------------------------------


YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Accumulator(R) Plus(SM) contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.
--------------------------------------------------------------------------------
When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural owner.
--------------------------------------------------------------------------------
Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five



67  PAYMENT OF DEATH BENEFIT
years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply and no additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the provisions described in this paragraph will apply at the death of the younger owner, even though the Guaranteed withdrawal benefit for life is calculated using the age of the surviving older owner.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life option, may continue as follows:

    -- If you elected either the Annual Ratchet to age 85 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

    -- If you elected either the Annual Ratchet to age 85 enhanced death benefit (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (combined with the Guaranteed minimum income benefit) and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

    -- If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the


                                                    PAYMENT OF DEATH BENEFIT  68
         surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. This does not apply to contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the older owner of a Joint life contract under which the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life at age 85 dies, and the younger spouse is age 75 or younger at the time of the older spouse's death, the elected enhanced death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse's age 85. If the surviving spouse is age 75 or older at the time of the older spouse's death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, the account value will first be reduced by any credits applied in the one-year period prior to the owner's death.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the


69  PAYMENT OF DEATH BENEFIT
beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o   The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.


                                                    PAYMENT OF DEATH BENEFIT  70

o No withdrawal charges, if applicable under your Accumulator(R) Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o   The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

                      ----------------------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.


71  PAYMENT OF DEATH BENEFIT

7. TAX INFORMATION



--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix VIII later in this Prospectus for a discussion of TSA contracts.



TRANSFERS AMONG INVESTMENT OPTIONS


You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization


                                                             TAX INFORMATION  72
payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.



PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE

We treat any withdrawals under the contract as non-annuity payments for income tax purposes as discussed above. (This includes Guaranteed annual withdrawal amounts received after age 85 but before the Maturity Date. Payments made after the Maturity Date are discussed under "Annuity payments" above.)


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to pur-



73  TAX INFORMATION
chase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o   Traditional IRAs, typically funded on a pre-tax basis; and

o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively, in all Accumulator(R) Series contracts except Accumulator(R) Plus(SM).

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospec-


                                                             TAX INFORMATION  74
tus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

AXA Equitable has not applied for an opinion letter approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. AXA Equitable has received opinion letters from the IRS approving the respective forms of the Accumulator(R) Series Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Series traditional Inherited IRA and Inherited Roth IRA contracts.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) traditional IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50--70-1/2"catch-up" contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.



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If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;

o   403(b) plans; and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o   Do it yourself:
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:
    You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12 month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12 month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:



                                                             TAX INFORMATION  76



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o   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for more details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS



77  TAX INFORMATION



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table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.



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


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   made on or after your death; or

o   made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.



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With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.  Roth IRA contributions are not tax deductible.


ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12 month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.


The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.


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No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   rollovers from a Roth IRA to another Roth IRA;

o   direct transfers from a Roth IRA to another Roth IRA;

o   qualified distributions from a Roth IRA; and

o   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)  Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)   All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


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REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


MANDATORY WITHHOLDING FROM TSA CONTRACTS AND QUALIFIED PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSA contracts and qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. MORE INFORMATION



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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;


(6)   to restrict or eliminate any voting rights as to Separate Account No. 49;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)   to terminate transfers to any of the variable investment options; and

(9)   to limit the number of variable investment options you may elect.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator(R) Plus(SM) contracts, credits allocated to your account value are funded from our general account.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an invest-


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ment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for QP, Inherited IRA beneficiary continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VI later in this Prospectus to see if the automatic investment program is available in your state.

For NQ, Rollover IRA and Roth Conversion IRA contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount we will deduct is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, AIP will be automatically terminated. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.



DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

    --   on a non-business day;

    --   after 4:00 p.m. Eastern Time on a business day; or

    --   after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.


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o   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS AND TRANSFERS

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o   the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate


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Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

If the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life (collectively, the "Benefit") is in effect, generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.


See Appendix VI later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.


HOW DIVORCE MAY AFFECT YOUR JOINT LIFE GWBL

If you purchased the GWBL on a Joint Life basis and subsequently get divorced, your ex-spouse will not be eligible to receive payments under the GWBL. We will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two single life contracts. If the division of the contract occurs before any withdrawal has been made, the GWBL charge under the


                                                            MORE INFORMATION  86
new contracts will be on a single life basis. The Applicable percentage for your Guaranteed annual withdrawal amount will be based on each respective individual's age at the time of the first withdrawal and any subsequent Annual Ratchet.


If the division of the contract occurs after any withdrawal has been made, there is no change to either the GWBL charge (the charge will remain a Joint Life charge for each contract) or the Applicable percentage.



DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.



87  MORE INFORMATION

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation" ) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.



                                                            MORE INFORMATION  88

Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


89  MORE INFORMATION

Appendix I: Condensed financial information




--------------------------------------------------------------------------------
The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDED DECEMBER 31,
                                          -----------------------------------------------------------------
                                                  2010        2009        2008        2007        2006
-----------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   12.27   $   10.99   $    8.75   $  14.58    $  13.91
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             56,888      58,442      49,051     25,941       4,973
-----------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   12.06   $   11.39   $   10.51   $  11.97    $  11.46
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             27,081      27,962      16,158      4,306         590
-----------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   12.20   $   11.34   $   10.04   $  12.62    $  12.12
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             27,334      27,256      17,697      6,473       1,414
-----------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   12.39   $   11.42   $    9.89   $  13.27    $  12.65
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            126,015     127,613      84,689     37,645       8,363
-----------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   13.12   $   11.92   $    9.90   $  14.71    $  14.01
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            169,708     175,685     141,905     75,948      17,150
-----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   12.61   $   12.14   $    9.68   $  19.90    $  18.04
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              7,476       7,762       7,019      4,042         800
-----------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   15.84   $   12.04   $    8.99   $  16.46    $  14.29
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              3,127       2,475       2,070      1,013         213
-----------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $    9.96   $    8.12   $    6.42   $   9.76    $  10.82
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              3,834       3,612       2,521      1,033         123
-----------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   12.85   $   11.59   $    9.02   $  14.40    $  14.42
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              8,518       7,088       3,987      1,992         385
-----------------------------------------------------------------------------------------------------------
 EQ/BLACK ROCK INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   14.85   $   14.19   $   11.04   $  19.62    $  18.04
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              4,897       4,627       3,778      2,421         590
-----------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $    2.38   $    2.09   $    1.90   $   2.84    $   2.77
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             13,840      12,019       8,373      3,300         989
-----------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------------------------
  Unit value                                   $   10.69   $    9.59   $    7.28   $  12.38    $  11.90
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)              3,822       3,953       3,633      2,506         604
-----------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



--------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDED DECEMBER 31,
                                       -----------------------------------------------------------
                                            2010        2009     2008        2007        2006
--------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------
  Unit value                             $  12.02    $  10.52  $  8.11    $  13.61     $ 13.57
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,105       3,080    2,728       2,267         276
--------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------
  Unit value                             $  11.20    $   9.79  $  7.73    $  13.94     $ 13.65
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,298       6,300    3,919       2,328         869
--------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------
  Unit value                             $  10.49    $  10.05  $  9.91    $  11.03     $ 10.84
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,201       9,215    3,840       3,598       1,106
--------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------
  Unit value                             $   9.63    $   8.73  $  6.67    $  11.11     $ 10.85
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,228       8,363    7,157       3,823         406
--------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------
  Unit value                             $  12.27    $  10.87  $  8.75    $  14.14     $ 13.65
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,058       8,430    4,505       2,496         553
--------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------
  Unit value                             $  12.94    $  11.38  $  9.02    $  15.30     $ 13.60
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,227      11,370   10,424       5,402       1,416
--------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------
  Unit value                             $  10.01    $   9.11  $  7.07    $  10.51     $ 10.43
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,074       9,627    8,899       7,144         828
--------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------
  Unit value                             $   8.19    $   7.52  $  5.93    $   9.52          --
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      51,107      53,600   48,476      21,512          --
--------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------
  Unit value                             $  12.36    $  11.42  $  9.92    $  11.67     $ 11.43
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,379       2,024    1,668       1,148         231
--------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------
  Unit value                             $  58.08    $  44.36  $ 31.77    $  46.43     $ 43.04
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,518       2,346    1,862         981         156
--------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------
  Unit value                             $  11.92    $  11.36  $ 11.29    $  10.74     $  9.95
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,692       5,026    4,266       1,405         316
--------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------
  Unit value                             $  23.84    $  21.67  $ 14.63    $  34.76     $ 24.80
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,593       6,856    5,722       2,799         625
--------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------
  Unit value                             $  10.99    $  10.68  $ 11.07    $  10.83     $ 10.27
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,344       4,131    2,411         353          63
--------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------
  Unit value                             $  15.18    $  14.08  $ 10.54    $  19.36     $ 17.03
--------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,762       5,399    3,339       1,892         625
--------------------------------------------------------------------------------------------------


I-2 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------
                                             2010       2009      2008       2007       2006
-----------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------
  Unit value                               $  6.58    $  5.80   $  4.28    $  7.26    $  6.33
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,917      7,396     5,559      3,231        363
-----------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------
  Unit value                               $ 12.24    $ 11.05   $  8.46    $ 14.23    $ 14.59
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,627      1,315       893        648        104
-----------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------
  Unit value                               $ 12.20    $ 10.82   $  8.67    $ 14.03    $ 13.69
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          636        588       365        162         37
-----------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------
  Unit value                               $ 13.60    $ 12.04   $  9.04    $ 14.83    $ 13.00
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,994      1,863     1,333        747         58
-----------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------
  Unit value                               $  5.92    $  5.24   $  4.45    $ 10.42    $ 11.22
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,116      2,573     1,673      1,065        314
-----------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------------------
  Unit value                               $ 10.64    $  9.18   $  7.87    $ 12.58    $ 12.32
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,286      1,771     1,289        975        291
-----------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------
  Unit value                               $ 12.27    $ 10.91   $  8.81    $ 12.92    $ 11.83
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,940      2,462     1,142        524         92
-----------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------
  Unit value                               $ 13.36    $ 10.76   $  8.00    $ 15.98    $ 14.99
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,233      5,325     3,947      2,442        587
-----------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------
  Unit value                               $ 14.68    $ 12.15   $  9.06    $ 15.19    $ 15.64
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,296      9,184     1,612      1,507        506
-----------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------
  Unit value                               $ 10.39    $ 10.53   $ 10.67    $ 10.58    $ 10.24
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,496      8,093     6,707      1,895        702
-----------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------
  Unit value                               $ 16.97    $ 13.00   $  8.38    $ 16.12    $ 13.35
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,277      4,560     3,390      1,545        298
-----------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------------------
  Unit value                               $  8.96    $  8.11   $  6.57    $ 10.75    $ 10.71
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,245      5,808     5,798      5,018        666
-----------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------
  Unit value                               $ 10.53    $  9.26   $  6.77    $ 11.58    $ 11.10
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,348      3,449     2,631      1,541        158
-----------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------
  Unit value                               $  9.50    $  9.54   $  8.95    $  9.45    $  8.59
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       17,862     18,851     9,821      3,197        841
-----------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDED DECEMBER 31,
                                       --------------------------------------------------------
                                            2010        2009     2008        2007        2006
-----------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------
  Unit value                             $  14.46     $ 11.64  $  9.35     $ 14.39     $ 14.85
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,026       4,873    2,215       1,354         370
-----------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------
  Unit value                             $   6.22     $  5.42  $  3.85     $  6.75     $  6.37
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,277       7,194    2,900       1,437         154
-----------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------
  Unit value                             $   8.66     $  8.13  $  6.33     $ 10.84     $ 10.76
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,019       5,026    4,870       4,461         526
-----------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------
  Unit value                             $   2.13     $  1.90  $  1.46     $  2.46     $  2.47
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,355       4,312    2,891       2,349         473
-----------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------
  Unit value                             $  10.30     $  9.06  $  7.15     $ 11.48     $ 11.93
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,995       2,994    2,784       2,074         664
-----------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-----------------------------------------------------------------------------------------------
  Unit value                             $  15.21     $ 13.14  $  9.49     $ 13.28     $ 12.09
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,985       2,913      807         550          81
-----------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------
  Unit value                             $  11.79     $ 10.16  $  7.50     $ 14.25     $ 12.96
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,150       2,900      529         238          94
-----------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------
  Unit value                             $  12.78     $ 12.20  $ 11.41     $ 11.28     $ 10.76
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      11,264       8,726    2,680       1,109         333
-----------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------
  Unit value                             $  14.41     $ 13.65  $ 10.65     $ 20.44     $ 18.42
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,852       3,873    2,606       1,524         386
-----------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------------------
  Unit value                             $  12.04     $ 10.94  $  8.36     $ 14.02     $ 13.53
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         928         759      507         349          62
-----------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------------------
  Unit value                             $  13.31     $ 11.92  $  9.83     $ 15.92     $ 15.57
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,101       3,180    2,483       1,212         264
-----------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------
  Unit value                             $  14.49     $ 11.57  $  8.27     $ 14.84     $ 13.44
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,136       1,900    1,229         725         212
-----------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------
  Unit value                             $  16.45     $ 13.34  $  9.36     $ 14.81     $ 15.00
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,689       2,341    1,300         778         224
-----------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR EQUITY
-----------------------------------------------------------------------------------------------
  Unit value                             $  10.89     $ 10.34  $  9.56     $ 12.66     $ 12.44
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,634       3,205    2,102       1,768         448
-----------------------------------------------------------------------------------------------


I-4  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------
                                             2010       2009      2008       2007       2006
-----------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------
  Unit value                                $ 4.98    $  3.95   $  2.98    $  5.21    $  5.09
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,726      7,492     4,840      3,439        574
-----------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------------------
  Unit value                                $12.49    $ 10.17   $  8.15    $ 13.29    $ 14.93
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,478      1,415       910        704        327
-----------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------
  Unit value                                $13.76    $ 11.84   $  7.57    $ 14.50    $ 12.42
-----------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,303      3,012     1,902        986        112
-----------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-5

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                            -----------------------------------------------------------------
                                                    2010        2009        2008        2007        2006
-------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   11.42   $   10.26   $    8.19   $  13.68    $  13.09
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           44,516      47,988      44,143     31,080       6,793
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   11.31   $   10.71   $    9.90   $  11.30    $  10.85
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           25,752      25,907      18,171      4,087       1,202
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   11.25   $   10.48   $    9.30   $  11.73    $  11.29
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           20,999      20,920      16,064      7,023       2,537
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   46.26   $   42.75   $   37.11   $  49.91    $  47.71
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           22,543      23,023      18,036      9,394       3,387
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   11.66   $   10.61   $    8.84   $  13.16    $  12.57
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          139,811     147,651     130,940     85,777      22,340
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   12.44   $   12.01   $    9.60   $  19.79    $  17.99
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            6,247       6,599       6,749      5,611       1,983
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   19.54   $   14.90   $   11.15   $  20.47    $  17.82
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            2,770       2,587       2,766      2,301       1,922
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $    9.85   $    8.05   $    6.38   $   9.73    $  10.82
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            2,403       2,073       1,829        936         153
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   20.92   $   18.92   $   14.75   $  23.62    $  23.71
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            5,037       4,776       3,421      2,381       1,301
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------
  Unit value                                     $   18.30   $   17.53   $   13.67   $  24.36    $  22.46
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            5,532       5,490       5,347      4,881       3,580
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------------
                                                  2005        2004        2003       2002        2001
-------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 11.28     $ 10.60          --         --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           342         120          --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.36     $ 10.27          --         --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           501         286          --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.55     $ 10.38          --         --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           671         279          --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 43.93     $ 42.57     $ 39.77    $ 33.91     $ 39.47
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           762         659         461        279         110
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 11.15          --          --         --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         2,035          --          --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 14.79     $ 13.03     $ 11.20    $  8.42     $  9.51
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         1,000       1,008       1,052        135          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 16.60     $ 15.12     $ 13.48    $  9.71     $ 14.14
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         1,979       2,313       2,809      3,037       2,971
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------
  Unit value                                         --          --          --         --          --
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            --          --          --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 19.92     $ 19.65     $ 18.05    $ 13.98     $ 17.04
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         1,147       1,430       1,339      1,334       1,071
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 18.15     $ 16.63     $ 13.89    $ 11.02     $ 13.42
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         3,145       3,356       3,673      4,227       4,268
  outstanding (000's)
-------------------------------------------------------------------------------------------------------------


I-6   APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                           ----------------------------------------------------------
                                                 2010       2009       2008       2007       2006
----------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------
  Unit value                                  $   5.68   $   4.98   $   4.54   $   6.81   $   6.67
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        6,127      5,308      3,897      2,391      1,207
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                                  $  11.44   $  10.29   $   7.83   $  13.35   $  12.86
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,778      2,912      3,107      3,136      2,540
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
  Unit value                                  $  11.29   $   9.90   $   7.65   $  12.88   $  12.87
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        5,007      5,543      6,117      7,563      4,914
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
  Unit value                                  $ 203.81   $ 178.67   $ 141.42   $ 255.59   $ 250.91
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          467        502        423        392        361
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
  Unit value                                  $  13.48   $  12.94   $  12.80   $  14.28   $  14.07
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        9,069      8,565      6,813      8,678      7,950
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------
  Unit value                                  $   9.52   $   8.65   $   6.63   $  11.07   $  10.84
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        5,553      6,031      5,304      3,797        665
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
  Unit value                                  $  25.98   $  23.07   $  18.62   $  30.17   $  29.20
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        5,014      4,766      4,288      4,204      3,534
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
----------------------------------------------------------------------------------------------------
  Unit value                                  $  15.32   $  13.50   $  10.73   $  18.25   $  16.26
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        7,854      9,136      9,050      5,863      2,666
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------
  Unit value                                  $   9.90   $   9.03   $   7.03   $  10.47   $  10.42
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        7,472      8,263      8,326      6,851      1,076
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------
  Unit value                                  $   8.12   $   7.47   $   5.90   $   9.50         --
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       27,864     29,210     27,745     13,483         --
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------
  Unit value                                  $  12.40   $  11.49   $  10.01   $  11.80   $  11.59
----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,245      1,717      1,577      1,416        425
  outstanding (000's)
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                           ----------------------------------------------------------
                                                2005       2004        2003       2002       2001
-----------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------
  Unit value                                 $   5.84   $   5.59          --         --         --
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         536        306          --         --         --
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                                 $  12.16   $  11.75          --         --         --
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,470      2,815          --         --         --
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------
  Unit value                                 $  11.67   $  11.18    $  10.23   $   7.91   $  10.66
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       5,540      6,418       6,957      7,543      2,052
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                 $ 230.23   $ 224.21    $ 199.56   $ 135.53   $ 206.51
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         370        430         484        521        499
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                 $  13.73   $  13.65    $  13.32   $  13.09   $  12.13
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       8,015      8,979      10,672     12,695      8,943
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------------------
  Unit value                                       --         --          --         --         --
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          --         --          --         --         --
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------
  Unit value                                 $  15.77   $  25.07    $  23.10   $  18.36   $  24.03
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       3,726      4,345       4,750      5,020      4,534
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-----------------------------------------------------------------------------------------------------
  Unit value                                 $  15.11   $  13.86    $  12.74   $   9.87   $  11.33
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       1,390      1,251       1,338        701         89
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------------------------------------------------
  Unit value                                       --         --          --         --         --
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          --         --          --         --         --
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------
  Unit value                                       --         --          --         --         --
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          --         --          --         --         --
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------
  Unit value                                 $  10.49         --          --         --         --
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          11         --          --         --         --
  outstanding (000's)
-----------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-7

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ------------------------------------------------------------------
                                                 2010        2009        2008      2007          2006
---------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 35.38     $ 27.10     $ 19.46     $ 28.50     $ 26.49
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        4,112       3,958       3,270       2,211         519
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.76     $ 11.24     $ 11.19     $ 10.68     $  9.92
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        5,515       5,491       5,387       1,997         457
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 17.60     $ 16.04     $ 10.86     $ 25.86     $ 18.50
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        8,829       9,622       8,369       5,992       2,602
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 19.44     $ 18.94     $ 19.69     $ 19.30     $ 18.35
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,228       2,248       2,058         813         747
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.62     $ 11.73     $  8.81     $ 16.22     $ 14.30
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        6,351       6,484       4,686       3,598       2,904
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 14.61     $ 12.91     $  9.55     $ 16.25     $ 14.20
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        3,917       3,313       2,704       1,865         310
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.09     $ 11.83     $  9.09     $ 15.32     $ 15.76
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,986       2,758       2,921       3,721       4,048
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $  9.18     $  8.17     $  6.56     $ 10.64     $ 10.41
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,525       2,683       2,845       3,557       4,130
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 15.32     $ 13.60     $ 10.24     $ 16.84     $ 14.80
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,793       3,016       2,719       2,698       2,090
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                                   $  5.84     $  5.18     $  4.42     $ 10.36     $ 11.19
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,766       2,425       1,742       1,312         738
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.45     $  9.03     $  7.77     $ 12.44     $ 12.21
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,198       1,759       1,303       1,062         501
  outstanding (000's)
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                           --------------------------------------------------------------
                                                 2005       2004       2003       2002         2001
---------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 22.64    $ 22.05         --         --           --
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          111         63         --         --           --
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $  9.74         --         --         --           --
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            9         --         --         --           --
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.71    $ 10.48    $  8.61    $  5.61      $  6.06
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        1,632      1,515      1,462      1,464        1,482
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 18.07    $ 18.13    $ 18.07    $ 17.97      $ 16.81
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          873      1,061      1,357      1,226           --
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 12.18    $ 10.56    $  9.44    $  7.23      $  8.65
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,599      2,863      2,832      2,786        2,530
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 11.48         --         --         --           --
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units            5         --         --         --           --
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.30    $ 12.99    $ 11.90    $  9.53      $ 11.97
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        4,589      5,234      6,009      6,939        6,123
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $  9.36    $  8.87    $  8.08    $  6.73      $  8.66
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        4,965      5,788      6,613      7,231        7,160
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 13.94    $ 12.99    $ 11.72    $  9.20      $ 14.23
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,422      2,867      3,344      3,796        4,345
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.64         --         --         --           --
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          113         --         --         --           --
  outstanding (000's)
---------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------
  Unit value                                   $ 10.58         --         --         --           --
---------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units           58         --         --         --           --
  outstanding (000's)
---------------------------------------------------------------------------------------------------------


I-8  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                          -------------------------------------------------------------
                                                 2010        2009       2008       2007        2006
-------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  12.01    $  10.71    $  8.66    $ 12.75     $ 11.70
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,449       2,041      1,080        497         138
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  11.20    $   9.04    $  6.74    $ 13.50     $ 12.70
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        7,480       7,799      7,091      6,060       4,317
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  16.00    $  13.27    $  9.92    $ 16.67     $ 17.21
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        7,106       8,258      3,049      3,624       3,215
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  28.05    $  28.48    $ 28.93    $ 28.78     $ 27.92
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        2,790       3,955      5,634      3,506       2,933
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  16.73    $  12.84    $  8.31    $ 16.02     $ 13.29
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        5,888       5,105      3,782      2,291         361
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $   8.86    $   8.04    $  6.53    $ 10.71     $ 10.70
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        3,351       3,613      3,890      3,519         623
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  10.42    $   9.18    $  6.73    $ 11.54     $ 11.09
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        3,598       3,094      2,347      1,565         227
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  10.73    $  10.81    $ 10.17    $ 10.76     $  9.81
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       16,269      17,971     11,794      3,625       1,202
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  16.22    $  13.10    $ 10.55    $ 16.27     $ 16.83
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        4,356       4,503      2,777      2,196       1,231
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  15.37    $  13.41    $  9.55    $ 16.79     $ 15.90
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        4,145       3,402      2,310      2,146          71
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $   8.57    $   8.06    $  6.29    $ 10.80     $ 10.75
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units        3,481       3,207      3,287      2,998         531
  outstanding (000's)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------------------
                                                2005        2004       2003       2002        2001
-------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.55          --         --         --          --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          45          --         --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 11.56     $ 11.04    $  9.67    $  6.84     $  8.52
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       4,297       4,997      5,343      5,392       4,418
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 15.54     $ 14.18    $ 12.22    $  9.32     $ 11.09
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       3,279       3,574      3,783      4,067       3,015
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 27.14     $ 26.87    $ 27.08    $ 27.35     $ 27.44
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       1,954       2,306      3,186      4,967       4,110
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 12.36          --         --         --          --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          40          --         --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                       --          --         --         --          --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          --          --         --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------
  Unit value                                       --          --         --         --          --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          --          --         --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  9.92          --         --         --          --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         300          --         --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 14.52     $ 14.15    $ 12.21    $  8.50     $ 10.92
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         854       1,001      1,152        974         825
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 16.83     $ 16.44         --         --          --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          15          --         --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                                       --          --         --         --          --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units          --          --         --         --          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-9

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------
                                                2010       2009       2008         2007       2006
-----------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------
  Unit value                                  $  5.25    $  4.71    $  3.62     $    6.12   $  6.15
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,555      2,496      2,130         1,796       424
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.15    $  8.95    $  7.08     $   11.41   $ 11.88
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,134      2,153      2,035         1,990       900
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.94    $  9.47    $  6.86     $    9.62   $  8.78
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       5,391      3,886      1,482         1,089       319
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 51.49    $ 44.47    $ 32.90     $   62.68   $ 57.17
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       1,021        764        210       180,011       171
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 13.40    $ 12.81    $ 12.02     $   11.91   $ 11.39
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       9,742      7,487      3,422         2,253     1,474
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 12.99    $ 12.33    $  9.64     $   18.56   $ 16.77
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       4,046      4,312      3,649         2,753     1,168
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.76    $  9.80    $  7.51     $   12.62   $ 12.21
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       1,066      1,086        981           750       346
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 12.03    $ 10.80    $  8.93     $   14.50   $ 14.21
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       3,050      3,315      3,416         2,431     1,285
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 11.54    $  9.24    $  6.62     $   11.92   $ 10.82
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,479      2,357      1,770         1,398       884
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 14.96    $ 12.17    $  8.56     $   13.58   $ 13.78
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,739      2,667      1,982         1,394       838
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------------
  Unit value                                  $ 27.03    $ 25.75    $ 23.85     $   31.67   $ 31.19
-----------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,079      1,890      1,874         2,103     1,654
  outstanding (000's)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                        FOR THE YEARS ENDING DECEMBER 31,
                                          -----------------------------------------------------------
                                                2005       2004        2003       2002        2001
------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------
  Unit value                                  $  5.47    $  5.10          --         --          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         102          6          --         --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.41         --          --         --          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         131         --          --         --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                  $  8.42    $  8.23     $  7,80    $  5.74     $  7.67
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         349        400         500        378         182
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 55.24    $ 51.85     $ 46.99    $ 34.70     $ 49.56
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         172        181         211        241         249
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 11.14    $ 11.13     $ 10.88    $ 10.65          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       1,199      1,470       1,625      1,594          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 13.59    $ 11.96     $ 10.30    $  7.79          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         480        411         323        108          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.92    $ 10.39     $  9.62    $  7.63          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         269        397         296        201          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 12.10    $ 11.47     $ 10.18    $  7.89          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         919        809         635        503          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 10.03    $  9.40     $  8.54    $  6.19          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         663        773         720        427          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 12.20    $ 11.54     $ 10.18    $  7.35          --
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         550        720         545        364          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 28.82    $ 28.41     $ 26.55    $ 22.00     $ 23.03
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       1,626      1,924       2,218      1,906       1,632
  outstanding (000's)
------------------------------------------------------------------------------------------------------


I-10   APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-----------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------
                                                2010       2009       2008         2007       2006
-----------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------
  Unit value                                  $  8.37    $  6.66    $  5.03      $  8.83    $  8.65
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       4,459      4,460      3,484        2,924        627
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 15.99    $ 13.05    $ 10.48      $ 17.14    $ 19.31
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       1,878      1,909      1,879        2,209      2,465
  outstanding (000's)
------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------
  Unit value                                  $ 11.50    $  9.92    $  6.36      $ 12.21    $ 10.49
------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       5,183      5,240      4,243        3,629      2,459
  outstanding (000's)
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------
                                                2005       2004        2003       2002        2001
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  7.97     $  7.53          --          --         --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units         195          11          --          --         --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                                  $ 16.89     $ 16.39     $ 14.22     $ 10.51    $ 12.39
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,629       3,013       3,182       3,460      2,447
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------
  Unit value                                  $  9.93     $  9.07     $  8.77     $  5.65         --
-------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       2,792       3,478         278         386         --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------




                               APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-11

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                      ---------------------------------------------------
                                             2010        2009        2008        2007
-----------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   12.56   $   11.29   $    9.02   $   15.09
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        86,614      91,369      88,738      64,596
-----------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   11.75   $   11.14   $   10.32   $   11.79
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        54,990      56,858      42,602      10,068
-----------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   11.89   $   11.08   $    9.85   $   12.43
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        46,837      48,383      39,676      23,580
-----------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   12.14   $   11.23   $    9.76   $   13.13
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       182,689     187,530     162,336     117,390
-----------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   12.79   $   11.66   $    9.72   $   14.48
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       306,839     319,013     307,331     240,939
-----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-----------------------------------------------------------------------------------------
  Unit value                              $   12.34   $   11.92   $    9.54   $   19.68
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        10,663      11,782      12,678      12,529
-----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------
  Unit value                              $   15.48   $   11.81   $    8.85   $   16.27
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         4,251       3,707       4,155       3,846
-----------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------
  Unit value                              $    9.81   $    8.02   $    6.36   $    9.71
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         4,425       4,217       3,589       2,069
-----------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------
  Unit value                              $   12.56   $   11.37   $    8.88   $   14.23
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        10,750       9,718       8,195       7,001
-----------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------
  Unit value                              $   14.52   $   13.92   $   10.87   $   19.38
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         9,253       9,672       8,942       9,184
-----------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------
  Unit value                              $    5.61   $    4.93   $    4.49   $    6.74
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         7,596       7,687       6,763       5,771
-----------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------
  Unit value                              $   10.45   $    9.41   $    7.17   $   12.24
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         9,619      10,253      10,512       9,279
-----------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------
  Unit value                              $   11.74   $   10.31   $    7.97   $   13.44
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        13,284      14,379      15,308      17,200
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------
                                             2006        2005        2004        2003
-----------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   14.45   $  12.46    $  11.72     $ 10.66
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        32,813     12,508       4,674         195
-----------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   11.33   $  10.83    $  10.75     $ 10.31
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         5,935      3,738       1,736         116
-----------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   11.98   $  11.20    $  11.03     $ 10.41
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        16,150      9,271       3,928         215
-----------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   12.57   $  11.58    $  11.24     $ 10.51
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        83,885     52,197      21,440         970
-----------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                              $   13.84   $  12.29    $  11.72     $ 10.67
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       152,231     69,680      21,528         560
-----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-----------------------------------------------------------------------------------------
  Unit value                              $   17.91   $  14.74    $  13.00     $ 11.19
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         7,675      3,716       1,270          66
-----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTHH
-----------------------------------------------------------------------------------------
  Unit value                              $   14.18   $  13.22    $  12.06     $ 10.75
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,926      1,783         913          81
-----------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------
  Unit value                              $   10.81         --          --          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)           384         --          --          --
-----------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------
  Unit value                              $   14.30   $  12.02    $  11.87     $ 10.92
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         5,785      4,888       3,020         210
-----------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------
  Unit value                              $   17.89   $  14.47    $  13.27     $ 11.09
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         7,223      4,026       1,161          30
-----------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------
  Unit value                              $    6.61   $   5.80    $   5.55          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         4,814      3,177         208          --
-----------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------
  Unit value                              $   11.80   $  11.17    $  10.80     $ 10.41
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         6,225      2,419         273          15
-----------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------
  Unit value                              $   13.44   $  12.20    $  11.69     $ 10.72
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         6,674      4,879       2,900          86
-----------------------------------------------------------------------------------------


I-12   APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                      --------------------------------------------------
                                             2010        2009        2008        2007
----------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------
  Unit value                              $  11.08    $  9.72     $  7.70    $  13.93
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,497      8,285       7,635       7,057
----------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------
  Unit value                              $  10.25    $  9.85     $  9.76    $  10.89
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       15,758     15,630      13,286      14,134
----------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------
  Unit value                              $   9.48    $  8.63     $  6.61    $  11.06
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       12,024     12,570      12,038       7,823
----------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------
  Unit value                              $  12.01    $ 10.68     $  8.63    $  14.00
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       17,472     16,494      13,591      11,756
----------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
----------------------------------------------------------------------------------------
  Unit value                              $  12.63    $ 11.14     $  8.86    $  15.09
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       21,844     25,216      27,244      25,093
----------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------
  Unit value                              $   9.86    $  9.00     $  7.01    $  10.46
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       20,186     26,123      22,020      19,931
----------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                              $   8.09    $  7.45     $  5.90    $   9.50
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       72,176     77,428      73,834      36,003
----------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------
  Unit value                              $  12.33    $ 11.44     $  9.97    $  11.77
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,441      2,904       2,617       2,502
----------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------
  Unit value                              $  34.59    $ 26.51     $ 19.06    $  27.94
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,778      4,361       4,032       3,011
----------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------
  Unit value                              $  11.70    $ 11.19     $ 11.16    $  10.65
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       10,881      9,976       8,932       4,959
----------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------
  Unit value                              $  23.30    $ 21.26     $ 14.40    $  34.34
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       10,073     10,747       9,040       8,306
----------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------
  Unit value                              $  10.78    $ 10.51     $ 10.94    $  10.74
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,599      6,213       5,624       2,177
----------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------
  Unit value                              $  14.82    $ 13.80     $ 10.36    $  19.11
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)       12,040     12,800      12,557      12,092
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------
                                             2006        2005        2004        2003
-----------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------
  Unit value                               $  13.69     $  12.58     $ 12.26     $ 10.92
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         7,207        5,402       2,957         158
-----------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------
  Unit value                               $  10.74     $  10.50     $ 10.44     $ 10.20
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        11,680        7,995       3,501         284
-----------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------
  Unit value                               $  10.84           --          --          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,788           --          --          --
-----------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------
  Unit value                               $  13.56     $  11.98     $ 11.67     $ 10.76
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         9,866        7,495       4,181         204
-----------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-----------------------------------------------------------------------------------------
  Unit value                               $  13.45     $  12.51     $ 11.49     $ 10.57
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        20,022       11,881       5,249         435
-----------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------------------------------------
  Unit value                               $  10.42           --          --          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         3,992           --          --          --
-----------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------
  Unit value                                     --           --          --          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --          --          --
-----------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------
  Unit value                               $  11.57     $  10.48          --          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,759          442          --          --
-----------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------
  Unit value                               $  26.00     $  22.24     $ 21.68          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,796          802          76          --
-----------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------
  Unit value                               $   9.91     $   9.74          --          --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,013          172          --          --
-----------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------------------------------------------------------------------
  Unit value                               $  24.59     $  18.24     $ 13.97     $ 11.48
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         6,050        3,408       1,047          46
-----------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------
  Unit value                               $  10.22     $  10.07     $ 10.12     $ 10.09
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,691        1,398         905          69
-----------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------
  Unit value                               $  16.87     $  14.38     $ 12.48     $ 11.17
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        11,624        7,243       3,564         178
-----------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-13

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------
                                                  FOR THE YEARS ENDING DECEMBER 31,
                                      -----------------------------------------------------
                                             2010         2009        2008          2007
-------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------
  Unit value                             $  14.52     $  12.85      $  9.52      $  16.21
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,236        5,774        4,806         3,860
-------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------
  Unit value                             $  11.97     $  10.84      $  8.33      $  14.06
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,399        2,250        2,028         2,094
-------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------
  Unit value                             $  11.92     $  10.61      $  8.53      $  13.85
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,657        1,676        1,341         1,364
-------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------
  Unit value                             $  13.29     $  11.81      $  8.90      $  14.66
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,226        2,475        2,429         2,960
-------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------
  Unit value                             $   5.81     $   5.16      $  4.40      $  10.34
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,525        6,971        6,687         7,005
-------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------
  Unit value                             $  10.39     $   8.99      $  7.74      $  12.41
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,897        4,379        3,958         3,773
-------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------
  Unit value                             $  11.94     $  10.66      $  8.63      $  12.71
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,125        4,065        2,823         1,698
-------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------
  Unit value                             $  13.03     $  10.54      $  7.86      $  15.77
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,198       10,675       10,589        10,337
-------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------
  Unit value                             $  14.35     $  11.92      $  8.92      $  15.00
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      16,208       19,394        5,726         6,668
-------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------
  Unit value                             $  10.25     $  10.42      $ 10.59      $  10.55
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,912       19,099       26,885         8,854
-------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------
  Unit value                             $  16.63     $  12.78      $  8.28      $  15.97
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,351        7,909        6,915         5,059
-------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------
  Unit value                             $   8.82     $   8.01      $  6.51      $  10.70
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,869       11,439       11,898        12,811
-------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------
  Unit value                             $  10.37     $   9.15      $  6.71      $  11.52
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,724        5,394        4,013         2,779
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                             2006        2005        2004        2003
-------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------
  Unit value                               $ 14.18       $ 11.48          --          --
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,674           373          --          --
-------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------
  Unit value                               $ 14.47       $ 12.22     $ 11.96     $ 10.97
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,769         1,018         473          42
-------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------
  Unit value                               $ 13.56       $ 12.21     $ 11.58     $ 10.57
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,455         1,271         643          69
-------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------
  Unit value                               $ 12.89       $ 12.16     $ 11.34     $ 10.24
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,215           705         369          29
-------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------
  Unit value                               $ 11.17       $ 10.63          --          --
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,957           563          --          --
-------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------
  Unit value                               $ 12.19       $ 10.58          --          --
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,163           874          --          --
-------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------
  Unit value                               $ 11.68       $ 10.54          --          --
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,248           527          --          --
-------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------
  Unit value                               $ 14.84       $ 13.53     $ 12.93     $ 11.33
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,706         5,920       3,260         291
-------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------
  Unit value                               $ 15.51       $ 14.02     $ 12.80     $ 11.04
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,490         4,526       2,213         149
-------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------
  Unit value                               $ 10.24       $  9.97     $  9.87     $  9.96
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,632         2,041       1,005          42
-------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------
  Unit value                               $ 13.27       $ 12.35          --          --
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,350           533          --          --
-------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------
  Unit value                               $ 10.70            --          --          --
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,470            --          --          --
-------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------
  Unit value                               $ 11.08            --          --          --
-------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          367            --          --          --
-------------------------------------------------------------------------------------------


I-14  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                      ------------------------------------------------------
                                             2010        2009        2008         2007
--------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
  Unit value                              $  10.67     $  10.76     $  10.13     $  10.73
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       36,696       39,919       25,636       14,527
--------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------
  Unit value                              $  14.13     $  11.42     $   9.21     $  14.21
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,175        7,505        4,820        4,773
--------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------
  Unit value                              $  15.02     $  13.12     $   9.36     $  16.46
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,568        5,286        3,779        3,120
--------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $   8.53     $   8.03     $   6.28     $  10.79
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,076        8,585        9,057       10,518
--------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------
  Unit value                              $   5.18     $   4.66     $   3.58     $   6.07
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,626        2,887        3,308        3,079
--------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------
  Unit value                              $  10.09     $   8.91     $   7.05     $  11.38
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        9,622       10,345       10,821        9,921
--------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
--------------------------------------------------------------------------------------------
  Unit value                              $  14.86     $  12.88     $   9.34     $  13.11
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,166        5,221        2,848        2,691
--------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $  11.60     $  10.03     $   7.43     $  14.17
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,220        5,825        1,350        1,191
--------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------
  Unit value                              $  12.43     $  11.90     $  11.17     $  11.08
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       18,690       19,288       11,031        6,566
--------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $  14.06     $  13.36     $  10.46     $  20.15
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,570        8,035        7,867        7,136
--------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $  11.75     $  10.71     $   8.22     $  13.82
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,716        2,563        1,797        1,624
--------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------
  Unit value                              $  12.98     $  11.67     $   9.65     $  15.69
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,659        6,264        6,951        6,335
--------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------
  Unit value                              $  14.13     $  11.32     $   8.12     $  14.63
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,760        4,627        4,317        3,883
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------------------
                                             2006        2005         2004        2003
--------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
  Unit value                              $  9.79       $  9.91           --            --
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,303         3,300           --            --
--------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------
  Unit value                              $ 14.72       $ 12.72      $ 12.40       $ 10.71
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,061         2,210        1,215            79
--------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------
  Unit value                              $ 15.61       $ 16.53      $ 16.17            --
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         907           526           22            --
--------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $ 10.75            --           --            --
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,001            --           --            --
--------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------
  Unit value                              $  6.10       $  5.43      $  5.07            --
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,346           952           71            --
--------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------
  Unit value                              $ 11.86       $ 10.41           --            --
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,856         2,852           --            --
--------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
--------------------------------------------------------------------------------------------
  Unit value                              $ 11.98       $ 11.50      $ 11.25       $ 10.69
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,979         1,528        1,146           126
--------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $ 12.93       $ 12.51      $ 11.75       $ 10.66
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         976           442          210            15
--------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------
  Unit value                              $ 10.61       $ 10.39      $ 10.38       $ 10.16
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,315         4,566        2,210           301
--------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $ 18.23       $ 14.79      $ 13.02       $ 11.23
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,220         2,536        1,127            65
--------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------
  Unit value                              $ 13.38       $ 11.98      $ 11.41       $ 10.58
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,487         1,016          456            20
--------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------
  Unit value                              $ 15.40       $ 13.12      $ 12.46       $ 11.07
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,165         3,109        1,455            59
--------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------
  Unit value                              $ 13.30       $ 12.33      $ 11.57       $ 10.53
--------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,570         2,515        1,381            97
--------------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-15

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                      --------------------------------------------------
                                             2010        2009        2008        2007
----------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
----------------------------------------------------------------------------------------
  Unit value                               $ 16.04     $ 13.06     $  9.20     $ 14.60
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,840       4,569       4,175       4,025
----------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------
  Unit value                               $ 10.70     $ 10.21     $  9.46     $ 12.58
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,961       8,522       6,601       7,716
----------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
----------------------------------------------------------------------------------------
  Unit value                               $  8.27     $  6.59     $  4.98     $  8.75
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,044       7,464       6,845       6,231
----------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
----------------------------------------------------------------------------------------
  Unit value                               $ 12.21     $  9.97     $  8.02     $ 13.12
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,724       6,164       6,403       7,224
----------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
----------------------------------------------------------------------------------------
  Unit value                               $ 13.42     $ 11.59     $  7.44     $ 14.29
----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,979       5,856       4,301       3,743
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------
                                             2006        2005        2004        2003
-----------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------
  Unit value                               $ 14.83      $ 13.15     $ 12.45      $ 10.99
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,627        2,566       1,506          103
-----------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR EQUITY
-----------------------------------------------------------------------------------------
  Unit value                               $ 12.40      $ 11.47     $ 11.32      $ 10.59
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        6,956        5,292       3,135          282
-----------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------------
  Unit value                               $  8.58      $  7.91     $  7.49           --
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,530        1,416          31           --
-----------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------------
  Unit value                               $ 14.80      $ 12.96     $ 12.59      $ 10.93
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,719        5,307       2,979          191
-----------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------
  Unit value                               $ 12.29      $ 11.65     $ 10.64      $ 10.31
-----------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,164        1,431         675           35
-----------------------------------------------------------------------------------------



I-16  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                      -----------------------------------------------------------------
                                           2010        2009        2008        2007            2006
-------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                              $  12.51     $  11.26     $  9.00     $  15.05    $  14.43
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        7,808        8,368       8,484        6,377       3,109
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                              $  11.71     $  11.11     $ 10.29     $  11.76    $  11.31
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        6,707        7,276       5,824        2,454       1,800
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                              $  11.85     $  11.05     $  9.82     $  12.40    $  11.96
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        4,498        4,925       4,505        2,753       3,022
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                              $  44.54     $  41.22     $ 35.84     $  48.27    $  46.21
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        4,434        4,527       4,019        3,098       2,325
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                              $  12.74     $  11.62     $  9.69     $  14.45    $  13.82
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       24,918       27,631      27,177       23,506      14,705
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------
  Unit value                              $  12.15     $  11.74     $  9.40     $  19.41    $  17.67
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,511        1,714       1,924        2,236       1,508
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                              $  19.14     $  14.61     $ 10.96     $  20.14    $  17.56
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          455          346         421          443         462
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------
  Unit value                              $   9.78     $   8.01     $  6.36     $   9.71    $  10.81
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          382          380         377          421          38
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
  Unit value                              $  20.49     $  18.56     $ 14.49     $  23.24    $  23.37
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          954          880         834          842         856
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------
  Unit value                              $  17.93     $  17.19     $ 13.43     $  23.97    $  22.13
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          914          984       1,000        1,136       1,052
  outstanding (000's)
-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------
                                             2005        2004        2003      2002
----------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                               $ 12.45      $ 11.72     $ 10.66          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,519          656          32          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                               $ 10.82      $ 10.74     $ 10.30          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,000          281           1          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                               $ 11.19      $ 11.02     $ 10.41          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units        2,176          414          84          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                               $ 42.61      $ 41.36     $ 38.70     $ 33.05
----------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,725          893         383          86
  outstanding (000's)
----------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------
  Unit value                               $ 12.28      $ 11.71     $ 10.66          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units        6,917        2,788          46          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------
  Unit value                               $ 14.55      $ 12.84     $ 11.05     $  8.32
----------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,037          649         530         142
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------
  Unit value                               $ 16.39      $ 14.95     $ 13.34     $  9.63
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          372          312         478         121
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------
  Unit value                                    --           --          --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units           --           --          --          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------
  Unit value                               $ 19.66      $ 19.43     $ 17.87     $ 13.86
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          849          802         502         184
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------
  Unit value                               $ 17.91      $ 16.44     $ 13.75     $ 10.92
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          782          522         441         161
  outstanding (000's)
----------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-17

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                      -----------------------------------------------------------------
                                            2010         2009          2008       2007         2006
-------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------
  Unit value                              $  5.57      $   4.90      $   4.47   $   6.71    $   6.59
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         806           611           730        571         504
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.21      $  10.09      $   7.70   $  13.14    $  12.67
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,267         1,490         1,426      1,289       1,484
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.09      $   9.74      $   7.54   $  12.71    $  12.72
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       2,012         2,196         2,528      3,063       1,393
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                              $193.27      $ 169.68      $ 134.51   $ 243.48    $ 239.38
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          55            60            63         65          73
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.22      $  12.71      $  12.59   $  14.07    $  13.88
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,424         1,504         1,216      1,473       1,477
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------
  Unit value                              $  9.46      $   8.61      $   6.60   $  11.05    $  10.84
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,664         1,601         1,517      1,189         216
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------
  Unit value                              $ 25.32      $  22.52      $  18.20   $  29.54    $  28.64
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,278         1,432         1,308      1,547       1,418
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.10      $  13.33      $  10.61   $  18.08    $  16.13
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       2,210         2,904         3,228      3,346       2,714
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------
  Unit value                              $  9.83      $   8.99      $   7.01   $  10.45    $  10.42
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,643         1,908         1,649      1,574         368
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------
  Unit value                              $  8.07      $   7.44      $   5.89   $   9.49          --
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       4,481         4,971         5,195      2,805          --
  outstanding (000's)
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.30      $  11.41      $   9.95   $  11.75    $  11.56
-------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         286           248           305        337         193
  outstanding (000's)
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------
                                             2005       2004        2003         2002
------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------
  Unit value                              $   5.78     $   5.54           --           --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units          326           15           --           --
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------
  Unit value                              $  12.00     $  11.62     $  11.20     $   9.19
------------------------------------------------------------------------------------------
  Separate Account 49 number of units          351          160          164           40
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------
  Unit value                              $  11.55     $  11.08     $  10.16     $   7.86
------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,585        1,200          776          200
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------
  Unit value                              $ 219.99     $ 214.55     $ 191.26     $ 130.09
------------------------------------------------------------------------------------------
  Separate Account 49 number of units           73           64           29            9
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------
  Unit value                              $  13.57     $  13.50     $  13.20     $  12.99
------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,527        1,343        1,175          441
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units           --           --           --           --
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------
  Unit value                              $  25.31     $  24.66     $  22.76     $  18.11
------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,604        1,386        1,074          399
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------
  Unit value                              $  15.01     $  13.79     $  12.69     $   9.85
------------------------------------------------------------------------------------------
  Separate Account 49 number of units        2,354        1,938        1,510          386
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units           --           --           --           --
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------
  Unit value                                    --           --           --           --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units           --           --           --           --
  outstanding (000's)
------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------
  Unit value                              $  10.48           --           --           --
------------------------------------------------------------------------------------------
  Separate Account 49 number of units           77           --           --           --
  outstanding (000's)
------------------------------------------------------------------------------------------


I-18  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                      --------------------------------------------------------------
                                            2010         2009         2008       2007       2006
----------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------
  Unit value                              $ 34.20      $ 26.23      $ 18.86     $ 27.67     $ 25.76
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         678          666          610         618         233
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $ 11.67      $ 11.16      $ 11.14     $ 10.64     $  9.90
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,235        1,037        1,063         476         185
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                              $ 17.25      $ 15.74      $ 10.67     $ 25.45     $ 18.23
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,440        1,600        1,528       1,726       1,239
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $ 18.86      $ 18.41      $ 19.16     $ 18.82     $ 17.92
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         948          875          948         404         376
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $ 12.39      $ 11.54      $  8.68     $ 16.01     $ 14.13
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       2,230        2,278        2,341       2,289       3,208
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                              $ 14.48      $ 12.82      $  9.50     $ 16.18     $ 14.17
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,214          777          796         665         269
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------
  Unit value                              $ 12.82      $ 11.61      $  8.93     $ 15.08     $ 15.53
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         256          275          280         288         351
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $  9.02      $  8.03      $  6.46     $ 10.50     $ 10.28
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         330          367          389         458         510
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------
  Unit value                              $ 15.00      $ 13.34      $ 10.06     $ 16.57     $ 14.58
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         204          249          298         492         192
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------
  Unit value                              $  5.80      $  5.15      $  4.39     $ 10.32     $ 11.17
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         832          868          847         809         532
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
----------------------------------------------------------------------------------------------------
  Unit value                              $ 10.36      $  8.97      $  7.73     $ 12.39     $ 12.18
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         406          344          351         369         308
  outstanding (000's)
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------
                                             2005       2004        2003         2002
----------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------
  Unit value                               $ 22.05     $ 21.50          --           --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units           79           9          --           --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------
  Unit value                               $  9.74          --          --           --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units            8          --          --           --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------
  Unit value                               $ 13.53     $ 10.37     $  8.53      $  5.56
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          755         609         457           69
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------
  Unit value                               $ 17.67     $ 17.76     $ 17.72      $ 17.65
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          481         416         458          259
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------
  Unit value                               $ 12.06     $ 10.47     $  9.38      $  7.19
----------------------------------------------------------------------------------------
  Separate Account 49 number of units        2,337       1,926       1,026          282
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------
  Unit value                               $ 11.47          --          --           --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units           56          --          --           --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------
  Unit value                               $ 13.12     $ 12.84     $ 11.78      $  9.45
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          347         370         307          128
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------
  Unit value                               $  9.26     $  8.79     $  8.03      $  6.69
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          603         610         598          229
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------
  Unit value                               $ 13.76     $ 12.84     $ 11.60      $  9.12
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          184         149          93           38
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------
  Unit value                               $ 10.63          --          --           --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          144          --          --           --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
----------------------------------------------------------------------------------------
  Unit value                               $ 10.57          --          --           --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units           83          --          --           --
  outstanding (000's)
----------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-19

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                      --------------------------------------------------------------
                                            2010         2009        2008       2007       2006
----------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------------------
  Unit value                               $ 11.91     $ 10.63     $  8.62     $ 12.70     $ 11.67
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          473         455         425         442         196
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------
  Unit value                               $ 11.02     $  8.92     $  6.66     $ 13.35     $ 12.57
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,672       1,781       1,863       2,166       1,890
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
  Unit value                               $ 15.67     $ 13.01     $  9.74     $ 16.40     $ 16.96
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,830       2,158         902       1,069       1,156
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------
  Unit value                               $ 26.82     $ 27.28     $ 27.75     $ 27.65     $ 26.86
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          729       1,227       1,943       1,051       1,102
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
  Unit value                               $ 16.59     $ 12.75     $  8.26     $ 15.95     $ 13.26
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          889         885         695         782         297
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                               $  8.80     $  8.00     $  6.50     $ 10.69     $ 10.70
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,238       1,402       1,644       1,727         258
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------
  Unit value                               $ 10.35     $  9.14     $  6.71     $ 11.51     $ 11.08
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,073         860         786         674          83
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------
  Unit value                               $ 10.64     $ 10.73     $ 10.11     $ 10.72     $  9.78
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units        3,294       3,673       2,525       1,235         730
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------
  Unit value                               $ 15.91     $ 12.86     $ 10.37     $ 16.02     $ 16.60
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          850       1,024         720         713         744
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------
  Unit value                               $ 14.85     $ 12.98     $  9.26     $ 16.30     $ 15.46
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          606         610         421         401          47
  outstanding (000's)
----------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------
  Unit value                               $  8.51     $  8.02     $  6.27     $ 10.78     $ 10.75
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          694         735         848         853         178
  outstanding (000's)
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------
                                             2005       2004        2003         2002
----------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
----------------------------------------------------------------------------------------
  Unit value                              $ 10.54           --           --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          84           --           --          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
----------------------------------------------------------------------------------------
  Unit value                              $ 11.47      $ 10.97      $  9.62     $  6.81
----------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,556        1,391          883         285
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------
  Unit value                              $ 15.34      $ 14.02      $ 12.10     $  9.24
----------------------------------------------------------------------------------------
  Separate Account 49 number of units       1,107        1,007          636         237
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/MONEY MARKET
----------------------------------------------------------------------------------------
  Unit value                              $ 26.15      $ 25.92      $ 26.17     $ 26.47
----------------------------------------------------------------------------------------
  Separate Account 49 number of units         845          349          434         630
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------
  Unit value                              $ 12.34           --           --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units         179           --           --          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          --           --           --          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          --           --           --          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------
  Unit value                              $  9.91           --           --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units         286           --           --          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------
  Unit value                              $ 14.35      $ 14.00      $ 12.10     $  8.44
----------------------------------------------------------------------------------------
  Separate Account 49 number of units         596          575          449         122
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------
  Unit value                              $ 16.39      $ 16.03           --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          41            6           --          --
  outstanding (000's)
----------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------
  Unit value                                   --           --           --          --
----------------------------------------------------------------------------------------
  Separate Account 49 number of units          --           --           --          --
  outstanding (000's)
----------------------------------------------------------------------------------------


I-20  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------
                                            2010       2009      2008       2007       2006
------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------
  Unit value                               $ 5.15    $  4.63    $  3.56    $  6.04    $  6.07
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         161        166        153         89        104
  outstanding (000's)
------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------
  Unit value                               $10.07    $  8.89    $  7.04    $ 11.36    $ 11.85
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         587        490        545        539        602
  outstanding (000's)
------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------
  Unit value                               $10.74    $  9.31    $  6.75    $  9.49    $  8.67
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         957        537        353        249        215
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------
  Unit value                               $49.57    $ 42.88    $ 31.77    $ 60.62    $ 55.37
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         250        144         53         56         47
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------
  Unit value                               $13.21    $ 12.66    $ 11.89    $ 11.80    $ 11.30
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units       3,414      3,238      3,511      1,494      2,030
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------
  Unit value                               $12.81    $ 12.18    $  9.54    $ 18.39    $ 16.64
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         842        967        951      1,047      1,030
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------
  Unit value                               $10.61    $  9.68    $  7.43    $ 12.50    $ 12.11
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         416        452        447        473        453
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------
  Unit value                               $11.87    $ 10.67    $  8.83    $ 14.37    $ 14.10
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         753        860        921      1,210      1,363
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------
  Unit value                               $11.39    $  9.13    $  6.55    $ 11.81    $ 10.74
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         783        810        813        934      1,035
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------
  Unit value                               $14.76    $ 12.02    $  8.47    $ 13.46    $ 13.68
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         760        803        727        805      1,010
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------
  Unit value                               $26.06    $ 24.86    $ 23.07    $ 30.68    $ 30.26
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units         641        663        523        526        758
  outstanding (000's)
------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------
                                             2005       2004        2003         2002
---------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------
  Unit value                               $  5.41     $  5.05         --           --
---------------------------------------------------------------------------------------
  Separate Account 49 number of units           69          --         --           --
  outstanding (000's)
---------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------
  Unit value                               $ 10.40          --         --           --
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          296          --         --           --
  outstanding (000's)
---------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
---------------------------------------------------------------------------------------
  Unit value                               $  8.33     $  8.15    $  7.75      $  5.70
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          280         377        218           32
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------
  Unit value                               $ 53.59     $ 50.38    $ 45.72      $ 33.82
---------------------------------------------------------------------------------------
  Separate Account 49 number of units           25          28         10            4
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
---------------------------------------------------------------------------------------
  Unit value                               $ 11.08     $ 11.07    $ 10.84      $ 10.63
---------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,611       1,424      1,202          628
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------
  Unit value                               $ 13.51     $ 11.90    $ 10.27      $  7.78
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          783         806        360          135
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------
  Unit value                               $ 10.85     $ 10.34    $  9.59      $  7.61
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          353         272        238          104
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------
  Unit value                               $ 12.02     $ 11.42    $ 10.15      $  7.88
---------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,238       1,242        726          316
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------
  Unit value                               $  9.96     $  9.35    $  8.52      $  6.18
---------------------------------------------------------------------------------------
  Separate Account 49 number of units        1,075       1,055        731          292
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------
  Unit value                               $ 12.13     $ 11.49    $ 10.15      $  7.34
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          876       1,011        560          206
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
---------------------------------------------------------------------------------------
  Unit value                               $ 28.00     $ 27.64    $ 25.87      $ 21.48
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          755         771        557          125
  outstanding (000's)
---------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION  I-21

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------
                                             2010      2009        2008       2007       2006
------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------
  Unit value                                $ 8.22    $  6.55    $  4.95     $  8.71   $  8.54
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          746        786        687         788       475
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------
  Unit value                                $15.68    $ 12.81    $ 10.31     $ 16.88   $ 19.05
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          612        586        666         748     1,201
  outstanding (000's)
------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
  Unit value                                $11.34    $  9.80    $  6.29     $ 12.10   $ 10.41
------------------------------------------------------------------------------------------------
  Separate Account 49 number of units          705        766        462         597       350
  outstanding (000's)
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------
                                              2005        2004        2003      2002
--------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
---------------------------------------------------------------------------------------
  Unit value                               $  7.89     $  7.46          --          --
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          242          59          --          --
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
---------------------------------------------------------------------------------------
  Unit value                               $ 16.69     $ 16.22     $ 14.09     $ 10.43
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          991         884         641         270
  outstanding (000's)
---------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------
  Unit value                               $  9.87     $  9.02     $  8.74     $  5.64
---------------------------------------------------------------------------------------
  Separate Account 49 number of units          311         306          98          14
  outstanding (000's)
---------------------------------------------------------------------------------------




I-22  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Purchase considerations for QP contracts(1)




--------------------------------------------------------------------------------

This information is provided for historical purposes only. The contracts are no longer available to new purchasers.


Trustees who are considering the purchase of an Accumulator(R) Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant suitability issues in the purchase of an Accumulator(R) Series QP contract in a defined benefit plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 (70, under Accumulator(R) Plus(SM) contracts), or if later, the first contract date anniversary.


If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


Also, defined benefit plan trust owners will not be able to transfer ownership of the contract to an employee after the employee separates from service. All payments under the contract will be made to the defined plan benefit plan trust owner.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 4% (or 5% or 6%, if applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and


o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


----------
(1) QP contracts are available for Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contract owners only.


                      APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS II-1

Appendix III: Enhanced death benefit example



--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts. The enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:


-----------------------------------------------------------------------------------------------------------------------
  END OF
 CONTRACT                   6% ROLL-UP TO AGE 85   5% ROLL-UP TO AGE 85   4% ROLL-UP TO AGE 85   ANNUAL RATCHET TO AGE
   YEAR     ACCOUNT VALUE       BENEFIT BASE           BENEFIT BASE           BENEFIT BASE          85 BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------
     1        $104,000          $106,000 (4)           $105,000 (6)           $104,000 (8)            $104,000 (1)
-----------------------------------------------------------------------------------------------------------------------
     2        $114,400          $112,360 (3)           $110,250 (5)           $108,160 (7)            $114,400 (1)
-----------------------------------------------------------------------------------------------------------------------
     3        $128,128          $119,102 (3)           $115,763 (5)           $112,486 (7)            $128,128 (1)
-----------------------------------------------------------------------------------------------------------------------
     4        $102,502          $126,248 (3)           $121,551 (5)           $116,986 (7)            $128,128 (2)
-----------------------------------------------------------------------------------------------------------------------
     5        $112,753          $133,823 (4)           $127,628 (5)           $121,665 (7)            $128,128 (2)
-----------------------------------------------------------------------------------------------------------------------
     6        $126,283          $141,852 (4)           $134,010 (6)           $126,532 (7)            $128,128 (2)
-----------------------------------------------------------------------------------------------------------------------
     7        $126,283          $150,363 (4)           $140,710 (6)           $131,593 (8)            $128,128 (2)
-----------------------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 4.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 5% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5) At the end of contract years 2 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6) At the end of contract years 1, 6 and 7, the enhanced death benefit will be based on the 5% Roll-Up to age 85.


GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 4% Roll-Up to age 85 or the Annual Ratchet to age 85.

(7) At the end of contract years 2 through 6, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(8) At the end of contract years 1 and 7, the enhanced death benefit will be based on the 4% Roll-Up to age 85.



III-1  APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE

The following illustrates the enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

-----------------------------------------------------------------------------------------------------------------------
  END OF
 CONTRACT                   6% ROLL-UP TO AGE 85   5% ROLL-UP TO AGE 85   4% ROLL-UP TO AGE 85   ANNUAL RATCHET TO AGE
   YEAR     ACCOUNT VALUE       BENEFIT BASE           BENEFIT BASE           BENEFIT BASE          85 BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------
 1            $108,160          $106,000(3)            $105,000(5)            $104,000(7)             $108,160(1)
-----------------------------------------------------------------------------------------------------------------------
 2            $118,976          $112,360(3)            $110,250(5)            $108,160(7)             $118,976(1)
-----------------------------------------------------------------------------------------------------------------------
 3            $133,253          $119,102(3)            $115,763(5)            $112,486(7)             $133,253(1)
-----------------------------------------------------------------------------------------------------------------------
 4            $106,603          $126,248(3)            $121,551(5)            $116,986(7)             $133,253(2)
-----------------------------------------------------------------------------------------------------------------------
 5            $117,263          $133,823(4)            $127,628(5)            $121,665(7)             $133,253(2)
-----------------------------------------------------------------------------------------------------------------------
 6            $131,334          $141,852(4)            $134,010(6)            $126,532(7)             $133,253(2)
-----------------------------------------------------------------------------------------------------------------------
 7            $131,334          $150,363(4)            $140,710(6)            $131,593(7)             $133,253(2)
-----------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 4.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 1 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 5 and 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 5% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5) At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6) At the end of contract years 6 and 7, the enhanced death benefit will be based on the 5% Roll-Up to age 85.


GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 4% Roll-Up to age 85 or the Annual Ratchet to age 85.

(7) At the end of contract years 1 through 7, the enhanced death benefit will be based on the Annual Ratchet to age 85.




                            APPENDIX III: ENHANCED DEATH BENEFIT EXAMPLE   III-2

Appendix IV: Hypothetical illustrations



--------------------------------------------------------------------------------

  ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 4% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85, under certain hypothetical circumstances for Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)% and 3.63% for Accumulator(R) contracts; (2.63)% and 3.38% for Accumulator(R) Plus(SM) contracts; (2.72)% and 3.28% for Accumulator(R) Elite(SM) contracts; and (2.77)% and 3.23% for Accumulator(R) Select(SM) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, the Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" for ages 85 and under reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.


The values shown under "GWBL Benefit Base" reflect the amount used in calculating the amount payable under the Guaranteed withdrawal benefit for life, and the values shown under "Guaranteed Annual Withdrawal Amount" reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit, "GWBL benefit" and/or "Guaranteed Annual Withdrawal Amount" columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.57%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.


IV-1   APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED
       MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT, INCLUDING THE CONVERSION TO THE
       GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85,


-----------------------------------------------------------------------------------------------------
                                                            GREATER OF 4%
                                                             ROLL-UP TO
                                                            AGE 85 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 85
                                                             GUARANTEED      TOTAL DEATH BENEFIT
        CONTRACT                                            MINIMUM DEATH     WITH THE EARNINGS
AGE       YEAR       ACCOUNT VALUE        CASH VALUE           BENEFIT       ENHANCEMENT BENEFIT
------------------------------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%        0%        6%
------------------------------------------------------------------------------------------------------
 60         0      100,000   100,000   93,000    93,000   100,000   100,000   100,000   100,000
 61         1       95,208   101,187   88,208    94,187   104,000   104,000   105,600   105,600
 62         2       90,463   102,330   83,463    95,330   108,160   108,160   111,424   111,424
 63         3       85,761   103,424   79,761    97,424   112,486   112,486   117,481   117,481
 64         4       81,095   104,463   75,095    98,463   116,986   116,986   123,780   123,780
 65         5       76,463   105,443   71,463   100,443   121,665   121,665   130,331   130,331
 66         6       71,859   106,358   68,859   103,358   126,532   126,532   137,145   137,145
 67         7       67,278   107,201   66,278   106,201   131,593   131,593   144,230   144,230
 68         8       62,717   107,966   62,717   107,966   136,857   136,857   151,600   151,600
 69         9       58,169   108,647   58,169   108,647   142,331   142,331   159,264   159,264
 70        10       53,632   109,237   53,632   109,237   148,024   148,024   167,234   167,234
 75        15       30,798   110,529   30,798   110,529   180,094   180,094   212,132   212,132
 80        20        7,441   108,200    7,441   108,200   219,112   219,112   266,757   266,757
 85        25            0   100,785        0   100,785         0   266,584         0   314,229
------------------------------------------------------------------------------------------------------

------------------------------------------------------
         LIFETIME ANNUAL
           GUARANTEED          LIFETIME ANNUAL
             MINIMUM          GUARANTEED MINIMUM
         INCOME BENEFIT:       INCOME BENEFIT:
         ---------------       ---------------
AGE     GUARANTEED INCOME   HYPOTHETICAL INCOME
-------------------------------------------------------
           0%       6%           0%       6%
-------------------------------------------------------
 60        N/A       N/A         N/A      N/A
 61        N/A       N/A         N/A      N/A
 62        N/A       N/A         N/A      N/A
 63        N/A       N/A         N/A      N/A
 64        N/A       N/A         N/A      N/A
 65        N/A       N/A         N/A      N/A
 66        N/A       N/A         N/A      N/A
 67        N/A       N/A         N/A      N/A
 68        N/A       N/A         N/A      N/A
 69        N/A       N/A         N/A      N/A
 70       7,298     7,298       7,298    7,298
 75      10,067    10,067      10,067   10,067
 80      13,936    13,936      13,936   13,936
 85           0    21,033           0   21,033
-------------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85


----------------------------------------------------------------------------------------------------------
                                                 GREATER OF 4%
                                                  ROLL-UP TO
                                                AGE 85 OR THE   TOTAL DEATH
                                                ANNUAL RATCHET    BENEFIT
                                                  TO AGE 85       WITH THE                    GUARANTEED
                                                  GUARANTEED      EARNINGS                      ANNUAL
        CONTRACT                                MINIMUM DEATH   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
 AGE      YEAR    ACCOUNT VALUE    CASH VALUE      BENEFIT        BENEFIT          BASE         AMOUNT
----------------------------------------------------------------------------------------------------------
                   0%      6%     0%      6%     0%      6%     0%      6%     0%      6%     0%     6%
----------------------------------------------------------------------------------------------------------
 85        25      0    100,785   0    100,785   0    266,584   0    314,229   0    266,584   0    10,663
 90        30      0     89,133   0     89,133   0    266,584   0    314,229   0    266,584   0    10,663
 95        35      0     75,549   0     75,549   0    266,584   0    314,229   0    266,584   0    10,663
----------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS   IV-2

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED
       MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT, INCLUDING THE CONVERSION TO THE
       GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85,


-----------------------------------------------------------------------------------------------------
                                                            GREATER OF 4%
                                                             ROLL-UP TO
                                                            AGE 85 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 85
                                                             GUARANTEED       TOTAL DEATH BENEFIT
        CONTRACT                                            MINIMUM DEATH      WITH THE EARNINGS
AGE       YEAR       ACCOUNT VALUE        CASH VALUE           BENEFIT        ENHANCEMENT BENEFIT
-----------------------------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%         0%        6%
-----------------------------------------------------------------------------------------------------
 60         0      104,000   104,000   96,000    96,000   100,000   100,000    100,000   100,000
 61         1       98,841   105,038   90,841    97,038   104,000   105,038    105,600   107,053
 62         2       93,751   106,024   85,751    98,024   108,160   109,240    111,424   112,936
 63         3       88,725   106,951   81,725    99,951   112,486   113,609    117,481   119,053
 64         4       83,759   107,816   76,759   100,816   116,986   118,154    123,780   125,415
 65         5       78,846   108,613   72,846   102,613   121,665   122,880    130,331   132,032
 66         6       73,980   109,335   68,980   104,335   126,532   127,795    137,145   138,913
 67         7       69,158   109,977   65,158   105,977   131,593   132,907    144,230   146,069
 68         8       64,373   110,532   61,373   107,532   136,857   138,223    151,600   153,512
 69         9       59,621   110,993   57,621   108,993   142,331   143,752    159,264   161,253
 70        10       54,895   111,352   54,895   111,352   148,024   149,502    167,234   169,303
 75        15       31,366   111,353   31,366   111,353   180,094   181,892    212,132   214,649
 80        20        7,680   107,486    7,680   107,486   219,112   221,300    266,757   269,819
 85        25            0    98,295        0    98,295         0   269,245          0   317,764
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------
         LIFETIME ANNUAL
           GUARANTEED           LIFETIME ANNUAL
             MINIMUM          GUARANTEED MINIMUM
         INCOME BENEFIT:        INCOME BENEFIT:
         ---------------        ---------------
AGE     GUARANTEED INCOME     HYPOTHETICAL INCOME
-------------------------------------------------------
            0%       6%           0%       6%
------------------------------------------------------
 60        N/A       N/A         N/A      N/A
 61        N/A       N/A         N/A      N/A
 62        N/A       N/A         N/A      N/A
 63        N/A       N/A         N/A      N/A
 64        N/A       N/A         N/A      N/A
 65        N/A       N/A         N/A      N/A
 66        N/A       N/A         N/A      N/A
 67        N/A       N/A         N/A      N/A
 68        N/A       N/A         N/A      N/A
 69        N/A       N/A         N/A      N/A
 70       7,298     7,370       7,298    7,370
 75      10,067    10,168      10,067   10,168
 80      13,936    14,075      13,936   14,075
 85           0    21,243           0   21,243
------------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85


----------------------------------------------------------------------------------------------------------
                                                 GREATER OF 4%
                                                  ROLL-UP TO
                                                AGE 85 OR THE   TOTAL DEATH
                                                ANNUAL RATCHET    BENEFIT
                                                  TO AGE 85       WITH THE                    GUARANTEED
                                                  GUARANTEED      EARNINGS                      ANNUAL
        CONTRACT                                MINIMUM DEATH   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
 AGE      YEAR    ACCOUNT VALUE    CASH VALUE      BENEFIT        BENEFIT          BASE         AMOUNT
----------------------------------------------------------------------------------------------------------
                   0%      6%     0%      6%     0%      6%     0%      6%     0%      6%     0%     6%
----------------------------------------------------------------------------------------------------------
 85        25      0    98,295    0     98,295   0    269,245   0    317,764   0    269,245   0    10,770
 90        30      0    84,713    0     84,713   0    269,245   0    317,764   0    269,245   0    10,770
 95        35      0    69,066    0     69,066   0    269,245   0    317,764   0    269,245   0    10,770
----------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.



IV-3   APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED
       MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT, INCLUDING THE CONVERSION TO THE
       GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85,


-----------------------------------------------------------------------------------------------------
                                                            GREATER OF 4%
                                                             ROLL-UP TO
                                                            AGE 85 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 85
                                                             GUARANTEED       TOTAL DEATH BENEFIT
        CONTRACT                                            MINIMUM DEATH      WITH THE EARNINGS
AGE       YEAR       ACCOUNT VALUE        CASH VALUE           BENEFIT        ENHANCEMENT BENEFIT
------------------------------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%         0%        6%
------------------------------------------------------------------------------------------------------
 60         0      100,000   100,000   92,000    92,000   100,000   100,000    100,000   100,000
 61         1       94,860   100,839   86,860    92,839   104,000   104,000    105,600   105,600
 62         2       89,793   101,618   82,793    94,618   108,160   108,160    111,424   111,424
 63         3       84,795   102,334   78,795    96,334   112,486   112,486    117,481   117,481
 64         4       79,860   102,981   74,860    97,981   116,986   116,986    123,780   123,780
 65         5       74,983   103,553   74,983   103,553   121,665   121,665    130,331   130,331
 66         6       70,158   104,045   70,158   104,045   126,532   126,532    137,145   137,145
 67         7       65,379   104,450   65,379   104,450   131,593   131,593    144,230   144,230
 68         8       60,641   104,761   60,641   104,761   136,857   136,857    151,600   151,600
 69         9       55,938   104,972   55,938   104,972   142,331   142,331    159,264   159,264
 70        10       51,266   105,075   51,266   105,075   148,024   148,024    167,234   167,234
 75        15       28,021   103,691   28,021   103,691   180,094   180,094    212,132   212,132
 80        20        4,715    98,271    4,715    98,271   219,112   219,112    266,757   266,757
 85        25            0    87,364        0    87,364         0   266,584          0   314,229
------------------------------------------------------------------------------------------------------

-----------------------------------------------------
         LIFETIME ANNUAL
           GUARANTEED           LIFETIME ANNUAL
             MINIMUM          GUARANTEED MINIMUM
         INCOME BENEFIT:        INCOME BENEFIT:
         ---------------        ---------------
AGE     GUARANTEED INCOME     HYPOTHETICAL INCOME
-----------------------------------------------------
           0%       6%           0%       6%
------------------------------------------------------
 60        N/A      N/A          N/A      N/A
 61        N/A      N/A          N/A      N/A
 62        N/A      N/A          N/A      N/A
 63        N/A      N/A          N/A      N/A
 64        N/A      N/A          N/A      N/A
 65        N/A      N/A          N/A      N/A
 66        N/A      N/A          N/A      N/A
 67        N/A      N/A          N/A      N/A
 68        N/A      N/A          N/A      N/A
 69        N/A      N/A          N/A      N/A
 70       7,298    7,298        7,298    7,298
 75      10,067   10,067       10,067   10,067
 80      13,936   13,936       13,936   13,936
 85           0   21,033            0   21,033
-----------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85


----------------------------------------------------------------------------------------------------------
                                                 GREATER OF 4%
                                                  ROLL-UP TO
                                                AGE 85 OR THE   TOTAL DEATH
                                                ANNUAL RATCHET    BENEFIT
                                                  TO AGE 85       WITH THE                    GUARANTEED
                                                  GUARANTEED      EARNINGS                      ANNUAL
        CONTRACT                                MINIMUM DEATH   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
 AGE      YEAR    ACCOUNT VALUE    CASH VALUE      BENEFIT        BENEFIT          BASE         AMOUNT
----------------------------------------------------------------------------------------------------------
                   0%      6%     0%      6%     0%      6%     0%      6%     0%      6%     0%     6%
----------------------------------------------------------------------------------------------------------
  85       25      0    87,364    0     87,364   0    266,584   0    314,229   0    266,584   0    10,663
  90       30      0    71,972    0     71,972   0    266,584   0    314,229   0    266,584   0    10,663
  95       35      0    54,328    0     54,328   0    266,584   0    314,229   0    266,584   0    10,663
----------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS   IV-4

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 4% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED
       MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT, INCLUDING THE CONVERSION TO THE
       GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85


--------------------------------------------------------------------------------
                                                            GREATER OF 4%
                                                             ROLL-UP TO
                                                            AGE 85 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 85
                                                             GUARANTEED
        CONTRACT                                            MINIMUM DEATH
AGE       YEAR       ACCOUNT VALUE        CASH VALUE           BENEFIT
--------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%
--------------------------------------------------------------------------------
 60         0      100,000   100,000   100,000   100,000   100,000   100,000
 61         1       94,810   100,789    94,810   100,789   104,000   104,000
 62         2       89,698   101,517    89,698   101,517   108,160   108,160
 63         3       84,658   102,179    84,658   102,179   112,486   112,486
 64         4       79,685   102,771    79,685   102,771   116,986   116,986
 65         5       74,773   103,286    74,773   103,286   121,665   121,665
 66         6       69,917   103,718    69,917   103,718   126,532   126,532
 67         7       65,111   104,061    65,111   104,061   131,593   131,593
 68         8       60,348   104,310    60,348   104,310   136,857   136,857
 69         9       55,625   104,455    55,625   104,455   142,331   142,331
 70        10       50,934   104,491    50,934   104,491   148,024   148,024
 75        15       27,640   102,742    27,640   102,742   180,094   180,094
 80        20        4,347    96,909     4,347    96,909   219,112   219,112
 85        25            0    85,545         0    85,545         0   266,584
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               LIFETIME ANNUAL     LIFETIME ANNUAL
                                 GUARANTEED       GUARANTEED MINIMUM
                                   MINIMUM         INCOME BENEFIT:
       TOTAL DEATH BENEFIT     INCOME BENEFIT:      HYPOTHETICAL
        WITH THE EARNINGS      ---------------     ---------------
AGE    ENHANCEMENT BENEFIT    GUARANTEED INCOME        INCOME
--------------------------------------------------------------------------------
           0%        6%          0%       6%         0%       6%
--------------------------------------------------------------------------------
 60     100,000   100,000        N/A      N/A        N/A      N/A
 61     105,600   105,600        N/A      N/A        N/A      N/A
 62     111,424   111,424        N/A      N/A        N/A      N/A
 63     117,481   117,481        N/A      N/A        N/A      N/A
 64     123,780   123,780        N/A      N/A        N/A      N/A
 65     130,331   130,331        N/A      N/A        N/A      N/A
 66     137,145   137,145        N/A      N/A        N/A      N/A
 67     144,230   144,230        N/A      N/A        N/A      N/A
 68     151,600   151,600        N/A      N/A        N/A      N/A
 69     159,264   159,264        N/A      N/A        N/A      N/A
 70     167,234   167,234       7,298    7,298      7,298    7,298
 75     212,132   212,132      10,067   10,067     10,067   10,067
 80     266,757   266,757      13,936   13,936     13,936   13,936
 85           0   314,229           0   21,033          0   21,033
--------------------------------------------------------------------------------


AFTER CONVERSION OF THE GUARANTEED MINIMUM INCOME BENEFIT TO THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AT AGE 85


----------------------------------------------------------------------------------------------------------
                                                 GREATER OF 4%
                                                  ROLL-UP TO
                                                AGE 85 OR THE   TOTAL DEATH
                                                ANNUAL RATCHET    BENEFIT
                                                  TO AGE 85       WITH THE                    GUARANTEED
                                                  GUARANTEED      EARNINGS                      ANNUAL
        CONTRACT                                MINIMUM DEATH   ENHANCEMENT    GWBL BENEFIT   WITHDRAWAL
 AGE      YEAR    ACCOUNT VALUE    CASH VALUE      BENEFIT        BENEFIT          BASE         AMOUNT
----------------------------------------------------------------------------------------------------------
                   0%      6%     0%      6%     0%      6%     0%      6%     0%      6%     0%     6%
----------------------------------------------------------------------------------------------------------
  85       25      0    85,545    0     85,545   0    266,584   0    314,229   0    266,584   0    10,663
  90       30      0    69,678    0     69,678   0    266,584   0    314,229   0    266,584   0    10,663
  95       35      0    51,533    0     51,533   0    266,584   0    314,229   0     266584   0    10,663
----------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


IV-5   APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: Earnings enhancement benefit example



--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                   NO WITHDRAWAL   $3,000 WITHDRAWAL   $6,000 WITHDRAWAL
-------------------------------------------------------------------------------------------------------------------------
   A  INITIAL CONTRIBUTION                                           100,000           100,000             100,000
-------------------------------------------------------------------------------------------------------------------------
   B  DEATH BENEFIT: prior to withdrawal.*                           104,000           104,000             104,000
-------------------------------------------------------------------------------------------------------------------------
   C  EARNINGS ENHANCEMENT BENEFIT EARNINGS: death                    4,000             4,000               4,000
      benefit less net contributions (prior to the withdrawal in
      D).
      B minus A.
-------------------------------------------------------------------------------------------------------------------------
   D  WITHDRAWAL                                                        0               3,000               6,000
-------------------------------------------------------------------------------------------------------------------------
   E  EXCESS OF THE WITHDRAWAL OVER THE EARNINGS                        0                 0                 2,000
      ENHANCEMENT BENEFIT EARNINGS
      greater of D minus C or zero
-------------------------------------------------------------------------------------------------------------------------
   F  NET CONTRIBUTIONS (adjusted for the withdrawal in D)           100,000           100,000              98,000
      A minus E
-------------------------------------------------------------------------------------------------------------------------
   G  DEATH BENEFIT (adjusted for the withdrawal in D)               104,000          101,000**            98,000**
      B minus D
-------------------------------------------------------------------------------------------------------------------------
   H  DEATH BENEFIT LESS NET CONTRIBUTIONS                            4,000             1,000                 0
      G minus F
-------------------------------------------------------------------------------------------------------------------------
   I  EARNINGS ENHANCEMENT BENEFIT FACTOR                              40%               40%                 40%
-------------------------------------------------------------------------------------------------------------------------
   J  EARNINGS ENHANCEMENT BENEFIT                                    1,600              400                  0
      H times I
-------------------------------------------------------------------------------------------------------------------------
   K  DEATH BENEFIT: including the Earnings enhancement              105,600           101,400              98,000
      benefit G plus J
-------------------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.


** Assumes no earnings on the contract and that the withdrawal would reduce the death benefit on a dollar-for-dollar basis.


                          APPENDIX V: EARNINGS ENHANCEMENT BENEFIT EXAMPLE   V-1

Appendix VI: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------
Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers.

The following information is a summary of the states where the Accumulator(R) Series contracts or certain features and/or benefits are either not available in the contracts or vary from the respective contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VII later in this Prospectus for information about the availability of certain features under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA           See "Contract features and benefits" -- "Your        If you reside in the state of California and you are age
                     right to cancel within a certain number of days"     60 and older at the time the contract is issued, you may
                                                                          return your variable annuity contract within 30 days from
                                                                          the date that you receive it and receive a refund as
                                                                          described below.

                                                                          If you allocate your entire initial contribution to the
                                                                          EQ/Money Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to
                                                                          your contribution, unless you make a transfer, in which
                                                                          case the amount of your refund will be equal to your
                                                                          account value on the date we receive your request to
                                                                          cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee benefit is elected, the investment allocation during the
                                                                          30 day free look period is limited to the guaranteed
                                                                          interest option. If you allocate any portion of your
                                                                          initial contribution to the variable investment options
                                                                          (other than the EQ/Money Market option), your refund will
                                                                          be equal to your account value on the date we receive your request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT          See "Loans under Rollover TSA contracts" in          The method for determining the TSA loan rate is based on
                     "Accessing your money"                               Moody's Corporate Bond Yield Average. The rate change
                                                                          increment cannot be less than 1/2 of 1% per year.
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA              See "Contract features and benefits" in "Credits"    The following information replaces the second bullet of
                     (For Accumulator(R) Plus(SM) contracts only)         the final set of bullets in this section:
                                                                          o   You may annuitize your contract after thirteen months,
                                                                              however, if you elect to receive annuity payments
                                                                              within five years of the contract date, we will
                                                                              recover the credit that applies to any contribution
                                                                              made in that five years. If you start receiving
                                                                              annuity payments after five years from the contract
                                                                              date and within three years of making any
                                                                              contribution, we will recover the credit that applies
                                                                              to any contribution made within the prior three years.
------------------------------------------------------------------------------------------------------------------------------------










VI-1 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS             See "Credits" in "Contract features and benefits"    The following information replaces the second bullet of
                     (For Accumulator(R) Plus(SM) contracts only)         the final set of bullets in this section:
                                                                          o   You may annuitize your contract after twelve months,
                                                                              however, if you elect to receive annuity payments
                                                                              within five years of the contract date, we will
                                                                              recover the credit that applies to any contribution
                                                                              made in the first five years. If you start receiving
                                                                              annuity payments after five years from the contract
                                                                              date and within three years of making any
                                                                              contribution, we will recover the credit that applies
                                                                              to any contribution made within the prior three years.

                     See "Selecting an annuity payout option" under       The following sentence replaces the first sentence of the
                     "Your annuity payout options" in "Accessing your     second paragraph in this section:
                     money"                                               You can choose the date annuity payments begin but it may
                                                                          not be earlier than twelve months from the Accumulator(R)
                                                                          Series contract date.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS        Annual administrative charge                         The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

                     See "Disability, terminal illness or confinement     This section is deleted in its entirety.
                     to nursing home" under "Withdrawal charge" in
                     "Charges and expenses" (For Accumulator(R),
                     Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM)
                     contracts only)

                     See "Appendix IV: Hypothetical Illustrations"        For contracts purchased after January 11, 2009, the
                                                                          annuity purchase factors are applied on a unisex basis in
                                                                          determining the amount payable upon the exercise of the
                                                                          Guaranteed minimum income benefit.
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI          Automatic Investment Program                         Not Available
(Applicable under
Accumulator(R),
Accumulator (R)
Plus(SM) and
Accumulator(R)
Elite(SM)
contracts only)

                     QP (defined contribution and defined benefit)        Not Available
                     contracts

                     See "How you can contribute to your contract" in     Additional contributions can only be made within the first
                     "Contract features and benefits"                     year after the contract issue date. The 150% limit does
                                                                          not apply.
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK             Earnings enhancement benefit                         Not Available

                     See "How you can contribute to your contract" in     For NQ, Rollover IRA, Roth Conversion IRA, Rollover TSA
                     "Contract features and benefits" (For                and Flexible Premium Roth Conversion IRA contracts, no
                     Accumulator(R) contracts only)                       additional contributions are permitted after the
                                                                          attainment of the age listed below based upon the issue
                                                                          age, or, if later, the first contract date anniversary, as follows:

                                                                          Issue Age             Maximum Contribution age
                                                                          ---------             ------------------------
                                                                          0-83                  84
                                                                          84                    85
                                                                          85                    86

"Indication of Intent"                                                    The "Indication of Intent" approach to first year
(For Accumulator(R) Plus(SM) contracts only)                              contributions in connection with the contribution
                                                                          crediting rate is not available.
------------------------------------------------------------------------------------------------------------------------------------






APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS
OF CERTAIN FEATURES AND BENEFITS                                            VI-2

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK             See "Credits" in "Contract features and benefits"    If the owner (or older joint owner, if applicable) dies
(CONTINUED)          (For Accumulator(R) Plus(SM) contracts only)         during the one-year period following our receipt of a
                                                                          contribution to which a credit was applied, we will
                                                                          recover all or a portion of the amount of such Credit from the account value, based on the number of full months that elapse between the time we receive the contribution and
                                                                          the owner's (or older joint owner's, if applicable) death, as follows:

                                                                          Number of                   Percentage of
                                                                          Months                      Credit
                                                                          ------                      ------
                                                                          0                           100%
                                                                          1                           100%
                                                                          2                           99%
                                                                          3                           98%
                                                                          4                           97%
                                                                          5                           96%
                                                                          6                           95%
                                                                          7                           94%
                                                                          8                           93%
                                                                          9                           92%
                                                                          10                          91%
                                                                          11                          90%
                                                                          12                          89%

                                                                          For Joint life GWBL contracts, we will only recover the
                                                                          credit if the second spouse dies within the one-year
                                                                          period following a contribution. We will not recover the
                                                                          credit on subsequent contributions made within 3 years
                                                                          prior to annuitization.

                     See "Guaranteed minimum death benefit and            The 5% Roll-Up to age 85 Guaranteed minimum income benefit
                     Guaranteed minimum income benefit base" in           base is capped at 250% of total contributions under the
                     "Contract features and benefits"                     contract. If there is a Roll-Up benefit base reset, the
                                                                          cap becomes 250% of the highest reset amount plus 250% of
                                                                          any subsequent contributions made after the reset.
                                                                          Withdrawals do not lower the cap.

                     See "Guaranteed minimum death benefit" in            The "Greater of 5% Roll-Up to age 85 or Annual Ratchet to
                     "Contract features and benefits"                     age 85" enhanced death benefit is not available. All
                                                                          references to this benefit should be deleted in their
                                                                          entirety.

                     See "Guaranteed withdrawal benefit for life          If you choose not to convert the Guaranteed minimum income
                     ("GWBL")" in "Contract features and benefits"        benefit to the Guaranteed withdrawal benefit for life at
                     (For Accumulator(R) contracts only)                  age 85, you will not be charged the Guaranteed withdrawal
                                                                          benefit for life benefit charge, and your variable
                                                                          investment options will not be limited. However, your
                                                                          Guaranteed minimum death benefit base will be reduced by
                                                                          any withdrawals on a pro rata basis beginning at age 85,
                                                                          regardless of whether you convert or not. See "How
                                                                          withdrawals affect your Guaranteed minimum income benefit,
                                                                          Guaranteed minimum death benefit and Principal guarantee
                                                                          benefits" later in this Appendix.
------------------------------------------------------------------------------------------------------------------------------------







VI-3 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK             See "Effect of Excess withdrawals" under             If you make an Excess withdrawal, we will recalculate your
(CONTINUED)          "Guaranteed withdrawal benefit for life ("GWBL")     GWBL benefit base and the Guaranteed annual withdrawal
                     in "Contract features and benefits"                  amount, as follows:

                                                                          o   The GWBL benefit base will be reduced pro rata by the
                                                                              entire amount of the Excess withdrawal.

                                                                          o   The Guaranteed annual withdrawal amount will be
                                                                              recalculated to equal the Applicable percentage
                                                                              multiplied by the reduced GWBL benefit base.

                     See "The amount applied to purchase an annuity       For Accumulator(R) and Accumulator(R) Elite(SM) contracts:
                     payout option" in "Accessing your money"
                                                                          For fixed annuity period certain payout options only, the
                                                                          amount applied to the annuity benefit is the greater of
                                                                          the cash value or 95% of what the account value would be
                                                                          if no withdrawal charge applied.

                                                                          For Accumulator(R) Plus(SM) contracts:

                                                                          The amount applied to the annuity benefit is the greater
                                                                          of the cash value or 95% of what the account value would
                                                                          be if no withdrawal charge applied.

                                                                          For Accumulator(R) Select(SM) contracts:

                                                                          For fixed annuity period certain payout options only, the
                                                                          amount applied to the annuity benefit is the greater of
                                                                          the cash value or 95% of the account value.

                     See "How withdrawals affect your Guaranteed          If you elect both (1) the Guaranteed minimum income
                     minimum income benefit, Guaranteed minimum death     benefit and (2) the Annual Ratchet to age 85 enhanced
                     benefit and Principal guarantee benefits" in         death benefit, withdrawals (including any applicable
                     "Accessing your money"                               withdrawal charges) will reduce each of the benefits'
                                                                          benefit bases on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5%
                                                                          of the 5% Roll-Up to age 85 benefit base. Once a
                                                                          withdrawal is taken that causes the sum of withdrawals in
                                                                          a contract year to exceed 5% of the 5% Roll-Up to age 85
                                                                          benefit base on the most recent contract date anniversary, that entire withdrawal (including any required minimum
                                                                          distributions) and any subsequent withdrawals in that same contract year will reduce the benefit bases on a pro rata
                                                                          basis. In all contract years beginning after your 85th
                                                                          birthday, or earlier if you drop the Guaranteed minimum
                                                                          income benefit after issue, the Annual Ratchet to age 85
                                                                          Guaranteed minimum death benefit base will be reduced on a pro rata basis by any withdrawals.
------------------------------------------------------------------------------------------------------------------------------------












APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
CERTAIN FEATURES AND BENEFITS                                               VI-4

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                  If you elect (1) the Guaranteed minimum income benefit and
(CONTINUED)                                                               (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges) will reduce the 5% Roll-Up
                                                                          to age 85 benefit base and the Annual Ratchet to age 85
                                                                          benefit base on a dollar-for-dollar basis, as long as the
                                                                          sum of withdrawals in a contract year is no more than 5%
                                                                          of the 5% Roll-Up to age 85 benefit base. Once a
                                                                          withdrawal is taken that causes the sum of withdrawals in
                                                                          a contract year to exceed 5% of the 5% Roll-Up to age 85

                                                                          benefit base on the most recent contract date anniversary, that entire withdrawal (including any required minimum
                                                                          distributions) and any subsequent withdrawals in that same contract year will reduce the 5% Roll-Up to age 85 benefit base and the Annual Ratchet to age 85 benefit base on a
                                                                          pro rata basis. The Standard death benefit base will be
                                                                          reduced on a pro rata basis by any withdrawals, regardless of amount.

                                                                          If you elect the Annual Ratchet to age 85 enhanced death
                                                                          benefit without the Guaranteed minimum income benefit,
                                                                          withdrawals (including any applicable withdrawal charges)
                                                                          will reduce the Annual Ratchet to age 85 enhanced death
                                                                          benefit base on a pro rata basis. If you add the
                                                                          Guaranteed minimum income benefit to your contract after
                                                                          issue, withdrawals (including any applicable withdrawal
                                                                          charges) will reduce the Annual Ratchet to age 85 enhanced death benefit base on a dollar-for-dollar basis.

                                                                          If the Guaranteed minimum income benefit converts to the
                                                                          Guaranteed withdrawal benefit for life at age 85, the
                                                                          Standard death benefit base or Annual Ratchet to age 85
                                                                          benefit base will be reduced on a pro rata basis by any
                                                                          subsequent withdrawals.

                     See "Annuity maturity date" in "Accessing your       Your contract has a maturity date by which you must either
                     money"                                               take a lump sum withdrawal or select an annuity payout
                                                                          option. For Accumulator(R), Accumulator(R) Elite(SM) and
                                                                          Accumulator (R) Select contracts: The maturity date by
                                                                          which you must take a lump sum withdrawal or select an
                                                                          annuity payout option is the contract date anniversary
                                                                          that follows the annuitant's birthday, as follows:

                                                                                                        Maximum
                                                                          Issue Age                     Annuitization age
                                                                          ---------                     -----------------
                                                                          0-80                          90
                                                                          81                            91
                                                                          82                            92
                                                                          83                            93
                                                                          84                            94
                                                                          85                            95

                                                                          For Accumulator(R) Plus(SM) contracts: The maturity date
                                                                          is the contract date anniversary that follows the
                                                                          annuitant's 90th birthday.

                     See "Charges and expenses"                           Deductions of charges from the guaranteed interest option
                                                                          are not permitted.

                     See "Annual Ratchet to age 85" in "Charges and       The charge is equal to 0.30% of the Annual Ratchet to age
                     expenses"                                            85 benefit base.
------------------------------------------------------------------------------------------------------------------------------------





VI-5 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK             See "Transfers of ownership, collateral              Collateral assignments are not limited to the period prior
(CONTINUED)          assignments, loans and borrowing" in "More           to the first contract date anniversary. You may assign all
                     information"                                         or a portion of the value of your NQ contract at any time, pursuant to the terms described earlier in this
                                                                          Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA       See "Loans under Rollover TSA contracts" in          The frequency of TSA loan interest rate setting is once
                     "Accessing your money"                               every 12 months but not more than once in any three-month
                                                                          period. The rate change increment cannot be less than 1/2
                                                                          of 1% per year. Rates set by an employer can be used for
                                                                          ERISA plans.
------------------------------------------------------------------------------------------------------------------------------------
OREGON               See "We require that the following types of          The following is added:
(Applicable under    communications be on specific forms for that         (24) requests for required minimum distributions, other
Accumulator(R),      purpose:" in "Who is AXA Equitable?"                 than pursuant to our automatic RMD service.
Accumulator
(R) Elite(SM) and
Accumulator(R)
Plus(SM)
contracts only)

                     Flexible Premium IRA, Flexible Premium Roth IRA      Not Available
                     and QP contracts

                     Automatic investment program                         Not Available

                     See "How you can contribute to your contract" in     Additional contributions are limited to the first year
                     "Contract features and benefits"                     after the contract issue date only. Additional
                                                                          contributions are not permitted to Inherited IRA
                                                                          contracts, even from properly titled sources.

                     See "Dollar cost averaging" under "Allocating your   You can make subsequent contributions to the special
                     contributions" in "Contract features and benefits"   dollar cost averaging program (for Accumulator(R) and
                                                                          Accumulator(R) Elite(SM) contracts) or the special money
                                                                          market dollar cost averaging program (for Accumulator(R)
                                                                          Plus(SM) contracts) during the first contract year. If you elect a 3 or 6 month program, you may start a new program
                                                                          at its expiration, provided all contributions are made
                                                                          during the first contract year.

                     See "Lifetime required minimum distribution          The following replaces the third paragraph:
                     withdrawals" under "Withdrawing your account         We generally will not impose a withdrawal charge on
                     value" in "Accessing your money"                     minimum distribution withdrawals even if you are not
                                                                          enrolled in our automatic RMD service, except if, when
                                                                          added to a lump sum withdrawal previously taken in the
                                                                          same contract year, the minimum distribution withdrawals
                                                                          exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution
                                                                          withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum
                                                                          distribution withdrawals must be based solely on your
                                                                          contract's account value.
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-6

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
OREGON               See "Selecting an annuity payout option" under       For Accumulator(R) contracts:
(CONTINUED)          "Your annuity payout options" in "Accessing your
                     money"                                               You can choose the date annuity payments begin, but it may not be earlier than seven years from the Accumulator(R)
                                                                          contract issue date.

                                                                          For Accumulator(R) Plus(SM) contracts:

                                                                          You can choose the date annuity payments begin, but it may not be earlier than nine years from the Accumulator(R)
                                                                          Plus(SM) contract issue date.

                                                                          For Accumulator(R) Elite(SM) contracts:

                                                                          You can choose the date annuity payments begin, but it may not be earlier than four years from the Accumulator(R)
                                                                          Elite(SM) contract issue date.

                                                                          For Accumulator(R), Accumulator(R) Elite(SM) and
                                                                          Accumulator(R) Plus(SM) contracts:

                                                                          No withdrawal charge is imposed if you select a non-life
                                                                          contingent period certain payout annuity.

                                                                          If the payout annuity benefit is based on the age or sex
                                                                          of the owner and/or annuitant, and that information is
                                                                          later found not to be correct, we will adjust the payout
                                                                          annuity benefit on the basis of the correct age or sex. We will adjust the number or amount of payout annuity benefit payments, or any amount of the payout annuity benefit
                                                                          payments, or any amount used to provide the payout annuity benefit, or any combination of these approaches. If we
                                                                          have overpaid you, we will charge that overpayment against future payments, while if we have underpaid you, we will
                                                                          add additional amounts to future payments. Our liability
                                                                          will be limited to the correct information and the actual
                                                                          amounts used to provide the benefits.

                     See "Disability, terminal illness, or confinement    Items (i) and (iii) under this section are deleted in
                     to nursing home" under "Withdrawal charge" in        their entirety.
                     "Charges and expenses" (For Accumulator(R),
                     Accumulator(R) Plus(SM) and Accumulator(R)
                     Elite(SM) contracts only)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA         Contributions                                        Your contract refers to contributions as premiums.

                     Cancelling the Guaranteed minimum income benefit     You may cancel the Guaranteed minimum income benefit
                                                                          within 10 days of it being added to your contract, if you
                                                                          add the benefit to your contract after issue. This is
                                                                          distinct from your right to drop the Guaranteed minimum
                                                                          income benefit after issue, and is not subject to the
                                                                          restrictions that govern that right. We will not deduct
                                                                          any charge for the Guaranteed minimum income benefit, or
                                                                          alter other charges, such as reducing the Guaranteed
                                                                          minimum death benefit charge, that are tied to the
                                                                          Guaranteed minimum income benefit being part of your
                                                                          contract.

                     Special dollar cost averaging program                In Pennsylvania, we refer to this program as "enhanced
                                                                          rate dollar cost averaging."

                     See "Disability, terminal illness, or confinement    Item (iii) under this section is deleted in its entirety.
                     to nursing home" under "Withdrawal charge" in
                     "Charges and expenses" (For Accumulator(R),
                     Accumulator(R) Plus(SM) and Accumulator(R)
                     Elite(SM) contracts only)
------------------------------------------------------------------------------------------------------------------------------------



VI-7 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA         Required disclosure for Pennsylvania customers       Any person who knowingly and with intent to defraud any
(CONTINUED)                                                               insurance company or other person files an application for insurance or statement of claim containing any materially
                                                                          false information or conceals for the purpose of
                                                                          misleading, information concerning any fact material
                                                                          thereto commits a fraudulent insurance act, which is a
                                                                          crime and subjects such person to criminal and civil
                                                                          penalties.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO          Beneficiary continuation option (IRA)                Not Available

                     IRA and Roth IRA                                     Available for direct rollovers from U.S. source 401(a)
                                                                          plans and direct transfers from the same type of U.S.
                                                                          source IRAs.

                     Inherited IRA, Rollover TSA and QP (Defined          Not Available
                     Benefit) contracts (For Accumulator(R) Plus(SM)
                     and Accumulator(R) Elite(SM) contracts only)

                     See "Purchase considerations for a charitable        We do not offer Accumulator(R) Series contracts to
                     remainder trust" under "Owner and annuitant          charitable remainder trusts in Puerto Rico.
                     requirements" in "Contract features and benefits"

                     See "How you can contribute to your contract" in     Specific requirements for purchasing QP contracts in
                     "Contract features and benefits" (For                Puerto Rico are outlined below in "Purchase considerations
                     Accumulator(R), Accumulator(R) Plus(SM) and          for QP (Defined Contribution) contracts in Puerto Rico".
                     Accumulator(R) Elite(SM) contracts only)

                     "Minimum income benefit" in "Contract features and   Exercise restrictions for the GMIB on a Puerto Rico QPDC
                     benefits" (For Accumulator(R), Accumulator(R)        contract are described below, under "Purchase
                     Plus(SM) and Accumulator(R) Elite(SM) contracts      considerations for QP (Defined Contribution) contracts in
                     only)                                                Puerto Rico", and in your contract.

                     See "Lifetime required minimum distribution          This option is not available with QPDC contracts.
                     withdrawals" in "Accessing your money" (For
                     Accumulator(R), Accumulator (R) Plus(SM) and
                     Accumulator(R) Elite(SM) contracts only)

                     See "Income Manager(R) payout options" in            This payout option is not available with QPDC contracts.
                     "Accessing your money" (For Accumulator(R),
                     Accumulator(R) Plus(SM) and Accumulator(R)
                     Elite(SM) contracts only)

                     See "Transfers of ownership, collateral              Transfers of ownership of QP contracts are governed by
                     assignments, loans and borrowing" in "More           Puerto Rico law. Please consult your tax, legal or plan
                     information" (For Accumulator (R), Accumulator(R)    advisor if you intend to transfer ownership of your
                     Plus(SM) and Accumulator(R) Elite(SM) contracts      contract.
                     only)

                     "Purchase considerations for QP (Defined             PURCHASE CONSIDERATIONS FOR QP (DEFINED CONTRIBUTION)
                     Contribution) contracts in Puerto Rico"--this        CONTRACTS IN PUERTO RICO:
                     section replaces "Appendix II: Purchase              Trustees who are considering the purchase of an
                     considerations for QP contracts" in this             Accumulator (R) Series QP contract in Puerto Rico should
                     Prospectus. (For Accumulator(R), Accumulator(R)      discuss with their tax, legal and plan advisors whether
                     Plus(SM) and Accumulator(R) Elite(SM) contracts      this is an appropriate investment vehicle for the
                     only)                                                employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP
                                                                          contract, the Guaranteed minimum income benefit and other
                                                                          guaranteed benefits, and the payment of death benefits in
                                                                          accordance with the requirements of Puerto Rico income tax rules. The QP contract and this Prospectus should be
                                                                          reviewed in full, and the following factors, among others, should be noted.
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-8


------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                               LIMITS ON CONTRACT OWNERSHIP:
(CONTINUED)
                                                                          o     The QP contract is offered only as a funding
                                                                                vehicle to qualified plan trusts of single
                                                                                participant defined contribution plans that are
                                                                                tax-qualified under Puerto Rico law, not United
                                                                                States law. The contract is not available to US
                                                                                qualified plans or to defined benefit plans
                                                                                qualifying under Puerto Rico law.

                                                                          o     The QP contract owner is the qualified plan trust.
                                                                                The annuitant under the contract is the
                                                                                self-employed Puerto Rico resident, who is the
                                                                                sole plan participant.

                                                                          o     This product should not be purchased if the
                                                                                selfemployed individual anticipates having
                                                                                additional employees become eligible for the plan.
                                                                                We will not allow additional contracts to be
                                                                                issued for participants other than the original
                                                                                business owner.

                                                                          o     If the business that sponsors the plan adds
                                                                                another employee, no further contributions may be
                                                                                made to the contract. If the employer moves the
                                                                                funds to another funding vehicle that can
                                                                                accommodate more than one employee, this move
                                                                                could result in surrender charges, if applicable,
                                                                                and the loss of guaranteed benefits in the
                                                                                contract.

                                                                                LIMITS ON CONTRIBUTIONS:

                                                                          o     All contributions must be direct transfers from
                                                                                other investments within an existing qualified
                                                                                plan trust.

                                                                          o     Employer payroll contributions are not accepted.

                                                                          o     Only one additional transfer contribution may be
                                                                                made per contract year.

                                                                          o     Checks written on accounts held in the name of the
                                                                                employer instead of the plan or the trustee will
                                                                                not be accepted.

                                                                          o     As mentioned above, if a new employee becomes
                                                                                eligible for the plan, the trustee will not be
                                                                                permitted to make any further contributions to the
                                                                                contract established for the original business
                                                                                owner.

                                                                                LIMITS ON PAYMENTS:

                                                                          o     Loans are not available under the contract.

                                                                          o     All payments are made to the plan trust as owner,
                                                                                even though the plan participant/annuitant is the
                                                                                ultimate recipient of the benefit payment.

                                                                          o     AXA Equitable does no tax reporting or withholding
                                                                                of any kind. The plan administrator or trustee
                                                                                will be solely responsible for performing or
                                                                                providing for all such services.

                                                                          o     AXA Equitable does not offer contracts that
                                                                                qualify as IRAs under Puerto Rico law. The plan
                                                                                trust will exercise the GMIB and must continue to
                                                                                hold the supplementary contract for the duration
                                                                                of the GMIB payments.



------------------------------------------------------------------------------------------------------------------------------------


VI-9 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                               PLAN TERMINATION:
(CONTINUED)
                                                                          o     If the plan participant terminates the business,
                                                                                and as a result wishes to terminate the plan, the
                                                                                trust would have to be kept in existence to
                                                                                receive payments. This could create expenses for
                                                                                the plan.

                                                                          o     If the plan participant terminates the plan and
                                                                                the trust is dissolved, or if the plan trustee
                                                                                (which may or may not be the same as the plan
                                                                                participant) is unwilling to accept payment to the
                                                                                plan trust for any reason, AXA Equitable would
                                                                                have to change the contract from a Puerto Rico QP
                                                                                to NQ in order to make payments to the individual
                                                                                as the new owner. Depending on when this occurs,
                                                                                it could be a taxable distribution from the plan,
                                                                                with a potential tax of the entire account value
                                                                                of the contract. Puerto Rico income tax
                                                                                withholding and reporting by the plan trustee
                                                                                could apply to the distribution transaction.

                                                                          o     If the plan trust is receiving GMIB payments and
                                                                                the trust is subsequently terminated, transforming
                                                                                the contract into an individually owned NQ
                                                                                contract, the trustee would be responsible for the
                                                                                applicable Puerto Rico income tax withholding and
                                                                                reporting on the present value of the remaining
                                                                                annuity payment stream.

                                                                          o     AXA Equitable is a U.S. insurance company,
                                                                                therefore distributions under the NQ contract
                                                                                could be subject to United States taxation and
                                                                                withholding on a "taxable amount not determined"
                                                                                basis.

                      Tax information--special rules for NQ contracts     Income from NQ contracts we issue is U.S. source. A
                                                                          Puerto Rico resident is subject to U.S. taxation on such
                                                                          U.S. source income. Only Puerto Rico source income of
                                                                          Puerto Rico residents is excludable from U.S. taxation.
                                                                          Income from NQ contracts is also subject to Puerto Rico
                                                                          tax. The calculation of the taxable portion of amounts
                                                                          distributed from a contract may differ in the two
                                                                          jurisdictions. Therefore, you might have to file both
                                                                          U.S. and Puerto Rico tax returns, showing different
                                                                          amounts of income from the contract for each tax return.
                                                                          Puerto Rico generally provides a credit against Puerto
                                                                          Rico tax for U.S. tax paid. Depending on your personal
                                                                          situation and the timing of the different tax
                                                                          liabilities, you may not be able to take full advantage
                                                                          of this credit.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS                 See "Annual administrative charge" in "Charges      The annual administrative charge will not be deducted
                      and expenses"                                       from amounts allocated to the Guaranteed interest
                                                                          option.

                      See "How you can contribute to your contract" in    The $2,500,000 limitation on aggregate contributions
                      "Contract features and benefits"                    under all AXA Equitable annuity accumulation contracts
                                                                          with the same owner or annuitant does not apply.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON            Guaranteed interest option                          Not Available

                      Investment simplifier--Fixed-dollar option and      Not Available

                      Income Manager(R) payout option                     Not Available

                      Earnings enhancement benefit                        Not Available
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VI-10


------------------------------------------------------------------------------------------------------------------------------------
STATE                FEATURES AND BENEFITS                                AVAILABILILTY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON           Special dollar cost averaging program (for           o     Available only at issue.
(CONTINUED)          Accumulator(R) and Accumulator(R) Elite(SM)
                     contracts only)                                      o     Subsequent contributions cannot be used to elect
                                                                                new programs. You may make subsequent
                                                                                contributions to the initial programs while they
                                                                                are still running.

                     "Greater of 4% Roll-Up to age 85 or Annual Ratchet   All references to this feature are deleted in their
                     to age 85 enhanced death benefit"                    entirety. You have the choice of the following
                                                                          guaranteed minimum death benefits: the Annual Ratchet to
                                                                          age 85 or the Standard death benefit.

                     See "How withdrawals affect your Guaranteed          The first sentence of the third paragraph is replaced
                     minimum income benefit, Guaranteed minimum death     with the following:
                     benefit and Principal guarantee benefits" in         With respect to the Guaranteed minimum income benefit,
                     "Accessing your money" The first sentence of         withdrawals (including any applicable withdrawal
                     the third paragraph is replaced with the             charges) will reduce the 5% Roll-Up to age 85 benefit
                     following:                                           base on a dollar-for-dollar basis, as long as the sum of
                                                                          the withdrawals in a contract year is 5% or less of the
                                                                          5% Roll-Up benefit base on the contract issue date or
                                                                          the most recent contract date anniversary, if later.

                     See "Guaranteed minimum death benefit" in            You have a choice of the standard death benefit or the
                     "Contract  features and benefits"                    Annual Ratchet to age 85 enhanced death benefit. The
                                                                          Standard death benefit and the Annual Ratchet to age 85
                                                                          enhanced death benefit may be combined with the
                                                                          Guaranteed minimum income benefit.

                     See "Annual administrative charge" in "Charges       The second paragraph of this section is replaced with
                     and expenses"                                        the following: The annual administrative charge will be
                                                                          deducted from the value in the variable investment
                                                                          options on a pro rata basis. If those amounts are
                                                                          insufficient, we will deduct all or a portion of the
                                                                          charge from the account for special dollar cost
                                                                          averaging (for Accumulator(R) and Accumulator(R) Elite(SM)
                                                                          contracts) or the account for special money market
                                                                          dollar cost averaging (for Accumulator(R) Plus(SM) and
                                                                          Accumulator(R) Select(SM) contracts). If the contract is
                                                                          surrendered or annuitized or a death benefit is paid on
                                                                          a date other than a contract date anniversary, we will
                                                                          deduct a pro rata portion of that charge for the year.

                     See "10% free withdrawal amount" under               The 10% free withdrawal amount applies to full
                     "Withdrawal charge" in "Charges and expenses"        surrenders.
                     (For Accumulator(R), Accumulator(R) Plus(SM) and
                     Accumulator(R) Elite(SM) contracts only)

                     See "Withdrawal charge" in "Charges and              The owner (or older joint owner, if applicable) has
                     expenses" under "Disability, terminal illness,       qualified to receive Social Security disability benefits
                     or confinement to nursing home"                      as certified by the Social Security Administration or a
                     (For Accumulator(R), Accumulator(R) Plus(SM) and     statement from an independent U.S. licensed physician
                     Accumulator(R) Elite(SM) contracts only)             stating that the owner (or older joint owner, if
                                                                          applicable) meets the definition of total disability for
                                                                          at least 6 continuous months prior to the notice of
                                                                          claim. Such disability must be re-certified every 12
                                                                          months.
------------------------------------------------------------------------------------------------------------------------------------



VI-11 APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix VII: Contract variations



--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.


In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VI earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


------------------------------------------------------------------------------------------------------------------------------------
APPROXIMATE TIME PERIOD          FEATURE/BENEFIT                          VARIATION
------------------------------------------------------------------------------------------------------------------------------------
November 2008 - February 2009    4% Roll-Up to age 85 benefit base        There is no 4% Roll-Up to age 85 benefit base under
                                                                          these contracts. Instead, there is a 6% Roll-Up to age
                                                                          85 benefit base. This benefit base is used for the
                                                                          Greater of 6% Roll-Up to age 85 or Annual Ratchet to age
                                                                          85 enhanced death benefit AND for the Guaranteed minimum
                                                                          income benefit.


                                                                          The effective annual roll-up rate credited to the benefit
                                                                          is:

                                                                          o     6% with respect to the variable investment
                                                                                options (including amounts allocated to the
                                                                                account for special money market dollar cost
                                                                                averaging under Accumulator(R) Plus(SM) and
                                                                                Accumulator(R) Select(SM) contracts but excluding
                                                                                all other amounts allocated to the EQ/Money Market
                                                                                variable investment option), and the account for
                                                                                special dollar cost averaging (under
                                                                                Accumulator(R) and Accumulator(R) Elite(SM)
                                                                                contracts only);

                                                                          o     3% with respect to the EQ/Money Market variable
                                                                                investment option, the guaranteed interest
                                                                                option and the loan reserve account under Rollover
                                                                                TSA (if applicable).

                                 Greater of 6% to age 85 or Annual        The fee for this benefit was 0.80%.
                                 Ratchet to age 85 Guaranteed minimum
                                 death benefit (only available if you     If you elect to reset the Roll-Up benefit base,
                                 also elect the Guaranteed minimum        we reserve the right to increase your charge up
                                 income benefit)                          to 0.95%.


                                 Guaranteed minimum income benefit        The fee for this benefit was 0.80%.

                                                                          If you elect to reset the Roll-Up benefit base,
                                                                          we reserve the right to increase your charge up
                                                                          to 1.05%.
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX VII: CONTRACT VARIATIONS VII-1

------------------------------------------------------------------------------------------------------------------------------------
APPROXIMATE TIME PERIOD          FEATURE/BENEFIT                          VARIATION
------------------------------------------------------------------------------------------------------------------------------------
November 2008 - February 2009   Guaranteed withdrawal benefit for life    The fee for this benefit was 0.80%.
(continued)                     (upon conversion of the Guaranteed
                                minimum income benefit)                   If your GWBL benefit base ratchets, we reserve the right
                                                                          to increase your charge up to 1.05%.

                                                                          Each relevant Applicable percentage is two percentage
                                                                          points higher than the corresponding Applicable
                                                                          percentage disclosed earlier in this Prospectus.

                                                                          If this benefit is in effect, the variable invest- ment
                                                                          options available to you include the EQ/Franklin
                                                                          Templeton Allocation Portfolio, in addition to the AXA
                                                                          Allocation Portfolios.

                                Principal guarantee benefit               If the 100% Principal guarantee benefit is in effect,
                                                                          the variable investment options available to you include
                                                                          the EQ/Franklin Templeton Allocation Portfolio, in
                                                                          addition to the AXA Allocation Portfolios.

                                Variable investment options               All variable investment options listed in this
                                                                          Prospectus are available under your contract.
------------------------------------------------------------------------------------------------------------------------------------
February 2009 - June 2009       4% Roll-Up to age 85 benefit base         There is no 4% Roll-Up to age 85 benefit base under
                                                                          these contracts. Instead, there is a 5% Roll-Up to age
                                                                          85 benefit base. This benefit base is used for the
                                                                          Greater of 5% Roll-Up to age 85 or Annual Ratchet to age
                                                                          85 enhanced death benefit AND for the Guaranteed mini-
                                                                          mum income benefit.

                                                                          The effective annual roll-up rate credited to the
                                                                          benefit base is:

                                                                          o     5% with respect to the variable investment
                                                                                options (including amounts allocated to the
                                                                                account for special money market dollar cost
                                                                                averaging under Accumulator(R) Plus(SM) and
                                                                                Accumulator(R) Select(SM) contracts but excluding
                                                                                all other amounts allocated to the EQ/Money Market
                                                                                variable investment option), and the account for
                                                                                special dollar cost averaging (under
                                                                                Accumulator(R) and Accumulator(R) Elite(SM)
                                                                                contracts only);

                                                                          o     2% with respect to the EQ/Money Market variable
                                                                                investment option, the guaranteed interest
                                                                                option and the loan reserve account under Rollover
                                                                                TSA (if applicable).

                                Greater of 5% to age 85 or Annual         The fee for this benefit was 0.85%.
                                Ratchet to age 85 Guaranteed minimum
                                death benefit (only available if you      If you elect to reset the Roll-Up benefit base, we
                                also elect the Guaranteed minimum         reserve the right to increase your charge up to 0.95%.
                                income benefit)

                                Guaranteed minimum income benefit)        The fee for this benefit was 0.85%.

                                                                          If you elect to reset the Roll-Up benefit base, we
                                                                          reserve the right to increase your charge up to 1.05%.
------------------------------------------------------------------------------------------------------------------------------------


VII-2 APPENDIX VII: CONTRACT VARIATIONS

------------------------------------------------------------------------------------------------------------------------------------
APPROXIMATE TIME PERIOD          FEATURE/BENEFIT                          VARIATION
------------------------------------------------------------------------------------------------------------------------------------
February 2009 - June 2009        Guaranteed withdrawal benefit for        The fee for this benefit was 0.85%.
(continued)                      life (upon conversion of the Guaranteed
                                 minimum income benefit)                  If your GWBL benefit base ratchets, we reserve the right
                                                                          to increase your charge up to 1.05%.

                                                                          Each relevant Applicable percentage is one percentage
                                                                          point higher than the corresponding Applicable
                                                                          percentage disclosed earlier in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
February 2009 - present          Variable investment options              Only the variable investment options marked with a "+"
                                                                          on the front cover of this Prospectus are available
                                                                          under your contract.
------------------------------------------------------------------------------------------------------------------------------------
June 2009 - present              Rollover TSA                             Not Available
------------------------------------------------------------------------------------------------------------------------------------




                                         APPENDIX VII: CONTRACT VARIATIONS VII-3

Appendix VIII: Tax-sheltered annuity contracts (TSAs)



--------------------------------------------------------------------------------

GENERAL; FINAL REGULATIONS UNDER SECTION 403(B)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity" contracts ("TSAs"). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 ("Rev. Rul. 90-24"), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.


PERMISSIBLE CONTRIBUTIONS TO THE ACCUMULATOR(R) SERIES TSA CONTRACTS

Contributions to an Accumulator(R) Series TSA contract are extremely limited. AXA Equitable permits Contributions to be made to an Accumulator(R) Series TSA contract only where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer's 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) Series TSA contract and other funding vehicles under the plan.

AXA Equitable does not accept employer-remitted contributions. AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions, to the Accumulator(R) Series TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Contributions must be made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Series Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o   the owner dies; or

o the plan under which the Accumulator(R) Series TSA contract is purchased is terminated.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under "Federal and state income tax withholding and information reporting" in the "Tax Information" section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.



VIII-1   APPENDIX VIII: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to an Accumulator(R) Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in the "Contract features and benefits" in this Prospectus. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS


As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

    (1) The greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

    (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o   the loan does not qualify under the conditions above;

o   the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.


In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.



                  APPENDIX VIII: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)   VIII-2

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. An Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan, are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the "Tax Information" section of the Prospectus with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).



VIII-3   APPENDIX VIII: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Statement of additional information



--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                       PAGE
Who is AXA Equitable?                                                    2

Unit Values                                                              2

Custodian and Independent Registered Public Accounting Firm              2

Distribution of the Contracts                                            2

Financial Statements                                                     2


HOW TO OBTAIN AN ACCUMULATOR(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:


     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an Accumulator(R) Series SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.



--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                            State                 Zip


                   e13517/Accumulator '06/'06.5, '07/'07.5, 8.0/8.2/8.3, 9.0 All

The Accumulator(R) Series


A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) SERIES?

The Accumulator(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, (iii) fixed maturity options, or (iv) the account for special dollar cost averaging or the account for special money market dollar cost averaging+.


This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contracts may not have been available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

----------------------

(+) The account for special dollar cost averaging is only available with Accumulator(R) and Accumulator(R) Elite(SM) contracts. The account for special money market dollar cost averaging is only available with Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts.





--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Capital Guardian Growth (2)
o AXA Conservative Allocation(1)         o EQ/Capital Guardian Research
o AXA Conservative-Plus Allocation(1)    o EQ/Common Stock Index
o AXA Moderate Allocation(1)             o EQ/Core Bond Index
o AXA Moderate-Plus Allocation(1)        o EQ/Davis New York Venture
o EQ/AllianceBernstein Small Cap         o EQ/Equity 500 Index
  Growth                                 o EQ/Equity Growth PLUS
o EQ/AXA Franklin Small Cap Value Core   o EQ/Franklin Core Balanced
o EQ/BlackRock Basic Value Equity        o EQ/Franklin Templeton Allocation
o EQ/Boston Advisors Equity Income       o EQ/GAMCO Mergers and Acquisitions
o EQ/Calvert Socially Responsible        o EQ/GAMCO Small Company Value

--------------------------------------------------------------------------------
                         VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o EQ/Global Bond PLUS                    o EQ/Mutual Large Cap Equity
o EQ/Global Multi-Sector Equity          o EQ/Oppenheimer Global
o EQ/Intermediate Government Bond        o EQ/PIMCO Ultra Short Bond
  Index                                  o EQ/Quality Bond PLUS
o EQ/International Core PLUS             o EQ/Small Company Index
o EQ/International Equity Index(3)       o EQ/T. Rowe Price Growth Stock
o EQ/International Value PLUS            o EQ/Templeton Global Equity
o EQ/JPMorgan Value Opportunities        o EQ/UBS Growth and Income
o EQ/Large Cap Core PLUS                 o EQ/Van Kampen Comstock
o EQ/Large Cap Growth Index              o EQ/Wells Fargo Omega Growth(3)
o EQ/Large Cap Growth PLUS               o Multimanager Aggressive Equity
o EQ/Large Cap Value Index               o Multimanager Core Bond
o EQ/Large Cap Value PLUS                o Multimanager International Equity
o EQ/Lord Abbett Growth and Income (2)   o Multimanager Large Cap Core Equity
o EQ/Lord Abbett Large Cap Core          o Multimanager Large Cap Value
o EQ/MFS International Growth(3)         o Multimanager Mid Cap Growth
o EQ/Mid Cap Index                       o Multimanager Mid Cap Value
o EQ/Mid Cap Value PLUS                  o Multimanager Multi-Sector Bond
o EQ/Money Market                        o Multimanager Small Cap Growth
o EQ/Montag & Caldwell Growth            o Multimanager Small Cap Value
o EQ/Morgan Stanley Mid Cap Growth       o Multimanager Technology
--------------------------------------------------------------------------------



(1)     The "AXA Allocation" Portfolios.

(2) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus regarding the proposed merger of this variable investment option on or about May 20, 2011.

(3) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.



You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                            e13504 '07/'07.5 All
                                                                        (R-4/15)

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts), which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, certain permitted variable investment options and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). The permitted variable investment options are described later in this Prospectus.


TYPES OF CONTRACTS.  We offer the contracts for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

    We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

o An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

Not all types of contracts are available with each version of the Accumulator(R) Series contracts. See "How you can contribute to your contract" in "Contract features and benefits" for more information.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

CONTRACT VARIATIONS. These versions of the Accumulator(R) Series contracts are no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VIII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

CONTENTS OF THIS PROSPECTUS
--------------------------------------------------------------------------------

Index of key words and phrases                                                4


Who is AXA Equitable?                                                         6
How to reach us                                                               7
The Accumulator(R) Series at a glance -- key features                         9

--------------------------------------------------------------------------------
FEE TABLE                                                                    12
--------------------------------------------------------------------------------

Examples                                                                     14
Condensed financial information                                              15

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                            16
--------------------------------------------------------------------------------
How you can contribute to your contract                                      16
Owner and annuitant requirements                                             22
How you can make your contributions                                          22
What are your investment options under the contract?                         23
Portfolios of the Trusts                                                     24
Allocating your contributions                                                31
Credits (for Accumulator(R) Plus(SM) contracts only)                         33
Guaranteed minimum death benefit and Guaranteed minimum income benefit base  34
Annuity purchase factors                                                     37
Guaranteed minimum income benefit                                            37
Guaranteed minimum death benefit                                             39
Guaranteed withdrawal benefit for life ("GWBL")                              41
Principal guarantee benefits                                                 45
Inherited IRA beneficiary continuation contract                              46
Your right to cancel within a certain number of days                         47

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                         48
--------------------------------------------------------------------------------

Your account value and cash value                                            48
Your contract's value in the variable investment options                     48
Your contract's value in the guaranteed interest option                      48
Your contract's value in the fixed maturity options                          48
Your contract's value in the account for special dollar cost averaging       48
Insufficient account value                                                   48

---------------
"We,""our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                   CONTENTS OF THIS PROSPECTUS 2

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          50
--------------------------------------------------------------------------------

Transferring your account value                                              50


Our administrative procedures for calculating your Roll-Up benefit base
following a transfer                                                         50

Disruptive transfer activity                                                 51
Rebalancing your account value                                               52

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                      53
--------------------------------------------------------------------------------
Withdrawing your account value                                               53

How withdrawals are taken from your account value                            55

How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal
   guarantee benefits                                                        55

How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit   56

Withdrawals treated as surrenders                                            56

Loans under Rollover TSA contracts                                           56

Surrendering your contract to receive its cash value                         57

When to expect payments                                                      57

Your annuity payout options                                                  57

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                      61
--------------------------------------------------------------------------------

Charges that AXA Equitable deducts                                           61

Charges that the Trusts deduct                                               65

Group or sponsored arrangements                                              65

Other distribution arrangements                                              65

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                  66
--------------------------------------------------------------------------------

Your beneficiary and payment of benefit                                      66

Beneficiary continuation option                                              68

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                           71
--------------------------------------------------------------------------------

Overview                                                                     71

Contracts that fund a retirement arrangement                                 71


Transfers among investment options                                           71


Taxation of nonqualified annuities                                           71

Individual retirement arrangements (IRAs)                                    73

Traditional individual retirement annuities (traditional IRAs)               74

Roth individual retirement annuities (Roth IRAs)                             78

Federal and state income tax withholding and information reporting           81

Special rules for contracts funding qualified plans                          81

Impact of taxes to AXA Equitable                                             81

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                          82
--------------------------------------------------------------------------------

About Separate Account No. 49                                                82

About the Trusts                                                             82

About our fixed maturity options                                             82

About the general account                                                    83

About other methods of payment                                               84

Dates and prices at which contract events occur                              84

About your voting rights                                                     85

Statutory compliance                                                         85

About legal proceedings                                                      86

Financial statements                                                         86

Transfers of ownership, collateral assignments, loans and borrowing          86

About Custodial IRAs                                                         86

How divorce may affect your guaranteed benefits                              86

How divorce may affect your Joint Life GWBL                                  87

Distribution of the contracts                                                87

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                           90
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------



 I   --       Condensed financial information                                I-1
 II  --       Purchase considerations for QP contracts                      II-1
III  --       Market value adjustment example                              III-1
 IV  --       Enhanced death benefit example                                IV-1
  V  --       Hypothetical illustrations                                     V-1
 VI  --       Earnings enhancement benefit example                          VI-1
VII  --       State contract availability and/or variations of             VII-1
              certain features and benefits
VIII --       Contract variations                                         VIII-1
  IX --       Tax-sheltered annuity contracts (TSAs)                        IX-1




--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
--------------------------------------------------------------------------------


3  CONTENTS OF THIS PROSPECTUS

Index of key words and phrases
--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.


                                                                           PAGE

3% Roll-Up to age 85                                                        35
6% Roll-Up to age 85                                                        35
6-1/2% Roll-Up to age 85                                                    35
account for special dollar cost averaging                                   31
account for special money market dollar cost averaging                      32
account value                                                               48
administrative charge                                                       61
annual administrative charge                                                61
Annual Ratchet                                                              43
Annual Ratchet to age 85 enhanced death benefit                             35
annuitant                                                                   16
annuitization                                                               57
annuity maturity date                                                       59
annuity payout options                                                      57
annuity purchase factors                                                    37
automatic annual reset program                                              36
automatic customized reset program                                          36
automatic investment program                                                84
AXA Allocation portfolios                                                cover
beneficiary                                                                 66
Beneficiary continuation option ("BCO")                                     68
business day                                                                84
cash value                                                                  48
charges for state premium and other applicable taxes                        65
contract date                                                               22
contract date anniversary                                                   22
contract year                                                               22
contributions to Roth IRAs                                                  78
     regular contributions                                                  78
     rollovers and transfers                                                79
     conversion contributions                                               79
contributions to traditional IRAs                                           74
     regular contributions                                                  74
     rollovers and direct transfers                                         75
credit                                                                      33
disability, terminal illness or confinement to nursing home                 63
disruptive transfer activity                                                51
Distribution Charge                                                         61
Earnings enhancement benefit                                                40
Earnings enhancement benefit charge                                         64
ERISA                                                                       65
fixed-dollar option                                                         33
fixed maturity options                                                      30
Flexible Premium IRA                                                     cover
Flexible Premium Roth IRA                                                cover
free look                                                                   47
free withdrawal amount                                                      62
general account                                                             83
general dollar cost averaging                                               32
guaranteed interest option                                                  30
Guaranteed minimum death benefit                                            36
Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                            34
Guaranteed minimum income benefit                                           37
Guaranteed minimum income benefit and the
     Roll-Up benefit base reset option                                      36
Guaranteed minimum income benefit charge                                    64
Guaranteed minimum income benefit "no lapse guarantee"                      38
Guaranteed withdrawal benefit for life ("GWBL")                             41

Guaranteed withdrawal benefit for life benefit charge                       64

GWBL benefit base                                                           42
Inherited IRA                                                            cover
investment options                                                       cover
Investment simplifier                                                       33
IRA                                                                      cover
IRS                                                                         71
lifetime required minimum distribution withdrawals                          54
loan reserve account                                                        57
loans under Rollover TSA                                                    56
market adjusted amount                                                      30
market value adjustment                                                     30
market timing                                                               51
Maturity date annuity payments                                              60
maturity dates                                                              30
maturity value                                                              30
Mortality and expense risks charge                                          61
NQ                                                                       cover
one-time reset option                                                       36
Online Account Access                                                        7
partial withdrawals                                                         53
participant                                                                 22
permitted variable investment options                                       23
Portfolio                                                                cover
Principal guarantee benefits                                                45
processing office                                                            7
QP                                                                       cover
rate to maturity                                                            30
rebalancing                                                                 52
Rollover IRA                                                             cover
Rollover TSA                                                             cover
Roth Conversion IRA                                                      cover
Roth IRA                                                                 cover
SAI                                                                      cover
SEC                                                                      cover
self-directed allocation                                                    31
Separate Account No. 49                                                     82
Special dollar cost averaging                                               31
Special money market dollar cost averaging                                  32
Spousal continuation                                                        67
standard death benefit                                                      34
substantially equal withdrawals                                             54
systematic withdrawals                                                      54
TOPS                                                                         7
TSA                                                                      cover
traditional IRA                                                          cover
Trusts                                                                      82
unit                                                                        48
variable investment options                                                 23
wire transmittals and electronic applications                               84
withdrawal charge                                                           62

                                               INDEX OF KEY WORDS AND PHRASES  4

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

--------------------------------------------------------------------------------
 PROSPECTUS                                CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
  fixed maturity options                   Guarantee Periods (Guaranteed Fixed
                                           Interest Accounts in supplemental
                                           materials)
  variable investment options              Investment Funds
  account value                            Annuity Account Value
  rate to maturity                         Guaranteed Rates
  unit                                     Accumulation Unit
  Guaranteed minimum death benefit         Guaranteed death benefit
  Guaranteed minimum income benefit        Guaranteed Income Benefit
  guaranteed interest option               Guaranteed Interest Account
  Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
  GWBL benefit base                        Guaranteed withdrawal benefit for
                                           life benefit base
  Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for
                                           life Annual withdrawal amount
  Excess withdrawal                        Guaranteed withdrawal benefit for
                                           life Excess withdrawal
--------------------------------------------------------------------------------


5 INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?
--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        WHO IS AXA EQUITABLE?  6

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options (not available through Online Account Access);

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o   elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program (through Online Account Access only);

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


7  WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)   authorization for telephone transfers by your financial professional;


(2) conversion of a traditional IRA to a Roth Conversion IRA or, depending on your contract, Flexible Premium Roth IRA contract;

(3)   election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)   spousal consent for loans under Rollover TSA contracts;

(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");


(7)   tax withholding elections (see withdrawal request form);


(8)   election of the beneficiary continuation option;

(9)   IRA contribution recharacterizations;

(10)  Section 1035 exchanges;

(11)  direct transfers and rollovers;

(12)  exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(14) requests to opt out of or back into the Annual Ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(15)  death claims;

(16)  change in ownership (NQ only, if available under your contract);

(17) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL");

(18)  purchase by, or change of ownership to, a non-natural owner;


(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit;

(20)  requests to collaterally assign your NQ contract; and

(21)  requests for withdrawals (starting on or about August 8, 2011).


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   beneficiary changes;


(2)   contract surrender;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options);

(4) special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts only); and

(5) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)   automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3) special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts only);

(4) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only);

(5)   substantially equal withdrawals;

(6)   systematic withdrawals; and

(7)   the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)   automatic annual reset program; and

(2)   automatic customized reset program.

                       ----------------------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


                                                        WHO IS AXA EQUITABLE?  8

The Accumulator(R) Series at a glance -- key features


--------------------------------------------------------------------------------
FOUR CONTRACT SERIES      This Prospectus describes The Accumulator(R) Series
                          contracts -- Accumulator(R), Accumulator(R) Plus(SM),
                          Accumulator(R) Elite(SM), and Accumulator Select(SM).
                          Each series provides for the accumulation of
                          retirement savings and income, offers income and death
                          benefit protection, and offers various payout options.

                          Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                          Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.

                          The chart below shows the availability of key features under each series of the contract.

                                                                  ACCUMULATOR(R)   ACCUMULATOR(R)   ACCUMULATOR(R)
                                                 ACCUMULATOR(R)   PLUS(SM)         ELITE(SM)        SELECT(SM)
                          ----------------------------------------------------------------------------------------

                          Special dollar cost    Yes              No               Yes              No
                          averaging
                          ----------------------------------------------------------------------------------------
                          Special money market   No               Yes              No               Yes
                          dollar cost averaging
                          ----------------------------------------------------------------------------------------
                          Credits                No               Yes              No               No
                          Throughout the Prospectus, any differences among the contract series are identified.

                          You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
------------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   The Accumulator(R) Series' variable investment options invest in different Portfolios managed by
MANAGEMENT                professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS    o   Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                          o   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          ----------------------------------------------------------------------------------------------------------
                          If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST       o   Principal and interest guarantees.
OPTION                    o   Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
TAX CONSIDERATIONS        o   No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                          ----------------------------------------------------------------------------------------------------------
                          o   No tax on transfers among investment options inside the contract.
                          ----------------------------------------------------------------------------------------------------------
                          If you are purchasing or contributing to an annuity contract, which is an Individual Retirement Annuity
                          (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM        The Guaranteed minimum income benefit provides income protection for you during your life
INCOME BENEFIT            once you elect to annuitize the contract.
------------------------------------------------------------------------------------------------------------------------------------


9 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL     The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals up
BENEFIT FOR LIFE          to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later.

                          Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and additional contribution amounts under the contracts.
                          Initial contribution amounts are provided for informational purposes only. Please see "How you can contribute to your contract" under "Contract features and benefits" for more information.

                                                                             ACCUMULATOR(R)     ACCUMULATOR(R)     ACCUMULATOR(R)
                                                        ACCUMULATOR(R)       PLUS(SM)           ELITE(SM)          SELECT(SM)
                          ----------------------------------------------------------------------------------------------------------
                          NQ                            $5,000 ($500)(1)     $10,000 ($500)(1)  $10,000 ($500)(1)  $25,000 ($500)(1)
                          ----------------------------------------------------------------------------------------------------------
                          Rollover IRA                  $5,000 ($50)(1)      $10,000 ($50)(1)   $10,000 ($50)(1)   $25,000 ($50)(1)
                          ----------------------------------------------------------------------------------------------------------
                          Flexible Premium IRA          $4,000 ($50)(2)      n/a                n/a                n/a
                          ----------------------------------------------------------------------------------------------------------
                          Roth Conversion IRA           $5,000 ($50)(1)      $10,000 ($50)(1)   $10,000 ($50)(1)   $25,000 ($50)(1)
                          ----------------------------------------------------------------------------------------------------------
                          Flexible Premium Roth IRA     $4,000 ($50)(2)      n/a                n/a                n/a
                          ----------------------------------------------------------------------------------------------------------
                          Inherited IRA Beneficiary
                          Continuation contract (tra-   $5,000 ($1,000)      n/a                $10,000 ($1,000)   $25,000 ($1,000)
                          ditional IRA or Roth IRA)
                          ("Inherited IRA")
                          ----------------------------------------------------------------------------------------------------------
                          QP                            $5,000 ($500)        $10,000 ($500)     $10,000 ($500)     n/a
                          ----------------------------------------------------------------------------------------------------------
                          Rollover TSA                  $5,000 ($500)        $10,000 ($500)     $10,000 ($500)     $25,000 ($500)
                          ----------------------------------------------------------------------------------------------------------

                          (1) $100 monthly and $300 quarterly under our automatic investment program.
                          (2) $50 monthly or quarterly under our automatic investment program.


                          o Maximum contribution limitations apply to all contracts. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
                          ----------------------------------------------------------------------------------------------------------
                          In general, contributions are limited to $1.5 million ($500,000 maximum for owners or annuitants who are age 81 and older at contract issue) under all Accumulator(R) Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see "How you can contribute to your contract" in "Contract features and benefits"
                          later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
CREDIT                    We allocate your contributions to your account value. We allocate a credit to your account value at the
(ACCUMULATOR(R) PLUS(SM)  same time that we allocate your contributions. The credit will apply to additional contribution amounts
CONTRACTS ONLY)           only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      o   Partial withdrawals
                          o   Several withdrawal options on a periodic basis
                          o   Loans under Rollover TSA contracts (employer or plan approval required)
                          o   Contract surrender
                          o   Maximum payment plan (only under contracts with GWBL)
                          o   Customized payment plan (only under contracts with GWBL)

                          You may incur a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------

                          THE ACCUMULATOR(R) SERIES AT A GLANCE--KEY FEATURES 10

------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS            o   Fixed annuity payout options

                          o   Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                          o   Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES       o   Guaranteed minimum death benefit options
                          o   Principal guarantee benefits
                          o   Dollar cost averaging
                          o   Automatic investment program
                          o   Account value rebalancing (quarterly, semiannually, and annually)
                          o   Free transfers
                          o   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator(R) Select(SM) contracts)
                          o   Earnings enhancement benefit, an optional death benefit available under certain contracts
                          o   Spousal continuation
                          o   Beneficiary continuation option
                          o   Roll-Up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT       Please see "How you can contribute to your contract" in "Contract features and benefits" for owner and
ISSUE AGES                annuitant issue ages applicable to your contract.
------------------------------------------------------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX VII LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



11 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VIII later in this Prospectus for more information.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract or make certain                       ACCUMULATOR(R)   ACCUMULATOR(R) ACCUMULATOR(R)
withdrawals or apply your cash value to certain payout               ACCUMULATOR(R)  PLUS(SM)         ELITE(SM)      SELECT(SM)
options).(1)                                                         ---------------------------------------------------------------
                                                                     7.00%           $8.00            $8.00          N/A
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization
(which is described in a separate prospectus for that option)        $350 (for all Accumulator(R) Series contracts)
------------------------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
  If your account value on a contract date anniversary is less than
  $50,000(3)                                                         $30

  If your account value on a contract date anniversary is $50,000
  or more                                                            $0
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:                                    ACCUMULATOR(R)  ACCUMULATOR(R)   ACCUMULATOR(R) ACCUMULATOR(R)
                                                                                     PLUS(SM)         ELITE(SM)      SELECT(SM)
Mortality and expense risks(4)                                       0.80%           0.95%            1.10%          1.10%
Administrative                                                       0.30%           0.35%            0.30%          0.25%
Distribution                                                         0.20%           0.25%            0.25%          0.35%
                                                                     ----            ----             ----           ----
Total Separate account annual expenses                               1.30%           1.55%            1.65%          1.70%
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a per-
centage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

  Standard death benefit and GWBL Standard death benefit             No Charge

  Annual Ratchet to age 85                                           0.25%

  Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85    0.80%(5)

    If you elect to reset this benefit base, if applicable, we       0.95%
    reserve the right to increase your charge up to:

  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85        0.65%(5)

    If you elect to reset this benefit base, if applicable, we       0.80%
    reserve the right to increase your charge up to:

  Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85        0.65%
  GWBL Enhanced death benefit                                        0.30%
------------------------------------------------------------------------------------------------------------------------------------



                                                                   FEE TABLE 12

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL GUARANTEE BENEFITS CHARGE (Calculated as a percentage of the account value. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
  100% Principal guarantee benefit                                   0.50%
  125% Principal guarantee benefit                                   0.75%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

If you elect the Guaranteed minimum income benefit that includes the
6-1/2% Roll-Up benefit base                                          0.80%(5)

  If you elect to reset this benefit base, we reserve the right to
  increase your charge up to:                                        1.10%

If you elect the Guaranteed minimum income benefit that includes the
6% Roll-Up benefit base                                              0.65%(5)

  If you elect to reset this Roll-Up benefit base, we reserve the
  right to increase your charge up to:                               0.95%
------------------------------------------------------------------------------------------------------------------------------------
EARNINGS ENHANCEMENT BENEFIT CHARGE (Calculated as a percentage of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect.)                     0.35%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT                       0.65% for the Single Life option
CHARGE (Calculated as a percentage of the GWBL                       0.80% for the Joint Life option
benefit base. Deducted annually(2) on each
contract date anniversary.)

If your GWBL benefit base ratchets, we reserve
the right to increase your charge up to:                             0.80% for the Single Life option
                                                                     0.95% for the Joint Life  option

Please see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge"
in "Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NET LOAN INTEREST CHARGE - ROLLOVER TSA CONTRACTS ONLY (Calcu-
lated and deducted daily as a percentage of the outstanding loan
amount.)                                                             2.00%(6)
------------------------------------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option.
Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010
(expenses that are deducted from Portfolio assets                                    Lowest           Highest
including management fees, 12b-1 fees, service fees,                                 ------           -------
and/or other expenses)(7)                                                            0.62%            1.46%




13 FEE TABLE

Notes:


(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

      The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1")


                                       Accumulator(R)   Accumulator(R)
Contract Year         Accumulator(R)     Plus(SM)         Elite(SM)
-------------------- ---------------- ---------------- ---------------
  1.................      7.00%            8.00%             8.00%
  2.................      7.00%            8.00%             7.00%
  3.................      6.00%            7.00%             6.00%
  4.................      6.00%            7.00%             5.00%
  5.................      5.00%            6.00%             0.00%
  6.................      3.00%            5.00%             0.00%
  7.................      1.00%            4.00%             0.00%
  8.................      0.00%            3.00%             0.00%
  9+................      0.00%            0.00%             0.00%


(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator(R) Plus(SM) contracts, the charges also compensate us for the expense associated with the credit.

(5) We reserve the right to increase this charge if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

(6) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and the EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in 2010, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator(R) 0.013%; Accumulator(R) Plus(SM) 0.010%; Accumulator(R) Elite(SM) 0.008%; and Accumulator(R) Select(SM) 0.008%.


The fixed maturity options, guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract), the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the account for special money market dollar cost averaging (if applicable under your contract).A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator(R) Plus(SM) contracts assumes a 4% credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the examples also assume maximum contract charges that would apply based on a 5% rate of return and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    FEE TABLE 14

------------------------------------------------------------------------------------------------------------------------------------
                                                       ACCUMULATOR(R)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    IF YOU ANNUITIZE AT THE END OF THE
                                                                                   APPLICABLE TIME PERIOD AND SELECT A
                              IF YOU SURRENDER YOUR CONTRACT AT THE END            NON-LIFE CONTINGENT PERIOD CERTAIN
                                  OF THE APPLICABLE TIME PERIOD                 ANNUITY OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                           1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of  $1,198    $2,129    $3,106     $5,530      N/A    $2,129    $3,106    $5,530
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of  $1,110    $1,870    $2,688    $4,763       N/A    $1,870    $2,688    $4,763
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    AT THE END OF
                                             THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------
                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of  $498     $1,529    $2,606    $5,530
    any of the Portfolios
--------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of  $410     $1,270    $2,188    $4,763
    any of the Portfolios
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                   ACCUMULATOR(R) PLUS(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    IF YOU ANNUITIZE AT THE END OF THE
                                                                                   APPLICABLE TIME PERIOD AND SELECT A
                              IF YOU SURRENDER YOUR CONTRACT AT THE END            NON-LIFE CONTINGENT PERIOD CERTAIN
                                  OF THE APPLICABLE TIME PERIOD                 ANNUITY OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                           1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of  $1,338    $2,347    $3,399    $5,895       N/A    $2,347    $3,399    $5,895
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of  $1,247    $2,079    $2,968    $5,114       N/A    $2,079    $2,968    $5,114
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    AT THE END OF
                                             THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------
                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of  $538     $1,647    $2,799    $5,895
    any of the Portfolios
--------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of  $447     $1,379    $2,368    $5,114
    any of the Portfolios
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                   ACCUMULATOR(R) ELITE(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    IF YOU ANNUITIZE AT THE END OF THE
                                                                                   APPLICABLE TIME PERIOD AND SELECT A
                              IF YOU SURRENDER YOUR CONTRACT AT THE END            NON-LIFE CONTINGENT PERIOD CERTAIN
                                  OF THE APPLICABLE TIME PERIOD                 ANNUITY OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                           1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of  $1,335    $2,233    $2,774    $5,826       N/A    $2,233    $2,774    $5,826
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of  $1,246    $1,977    $2,362    $5,087       N/A    $1,977    $2,362    $5,087
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    AT THE END OF
                                             THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------
                                           1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of  $535     $1,633    $2,774    $5,826
    any of the Portfolios
--------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of  $446     $1,377    $2,362    $5,087
    any of the Portfolios
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                 ACCUMULATOR(R) SELECT(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     IF YOU SURRENDER OR DO NOT SURRENDER
                                              IF YOU ANNUITIZE AT THE END OF THE    YOUR CONTRACT AT THE END OF THE APPLI-
                                                    APPLICABLE TIME PERIOD                    CABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year  3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of    N/A    $1,998    $3,148    $6,218     $540     $1,648    $2,798    $5,868
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of    N/A    $1,742    $2,737    $5,483     $452     $1,392    $2,387    $5,133
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2010.



15 FEE TABLE

1. CONTRACT FEATURES AND BENEFITS



--------------------------------------------------------------------------------
HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of owner and contract purchased. Maximum contribution limitations also apply. In some states, our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.
--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------
We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. We currently permit aggregate contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is age
75 or younger; and (ii) the aggregate contributions in any year after the 150% limit is reached do not exceed 100% of the prior year's contributions. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VII later in this Prospectus.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.
--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            AVAILABLE
            FOR OWNER
CONTRACT    AND ANNUITANT               MINIMUM
TYPE        ISSUE AGES                  CONTRIBUTIONS                  SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ          Accumulator(R)              o Accumulator(R) $5,000        o After-tax money.            o Accumulator(R)
            Accumulator(R) Elite(SM)      (initial)                                                    Accumulator(R) Elite(SM)
            Accumulator(R) Select(SM)   o Accumulator(R) Plus(SM)      o Paid to us by check or        Accumulator(R) Select(SM)
            0 through 85                  Accumulator(R) Elite(SM)       transfer of contract value    No additional contribu-
            Accumulator(R) Plus(SM)       $10,000 (initial)              in a tax-deferred             tions may be made after
            0 through 80                o Accumulator(R) Select(SM)      exchange under Section        attainment of age 86, or
                                          $25,000 (initial)              1035 of the Internal          if later, the first contract
                                                                         Revenue Code.                 date anniversary.(2)
                                        o The Accumulator(R) Series
                                          $500 (additional)                                          o Accumulator(R) Plus(SM)
                                                                                                       No additional contribu-
                                        o The Accumulator(R) Series                                    tions may be made after
                                          $100 monthly and $300                                        attainment of age 81 or,
                                          quarterly under our                                          if later, the first contract
                                          automatic investment                                         date anniversary.(2)
                                          program (additional)
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 16

------------------------------------------------------------------------------------------------------------------------------------
              AVAILABLE
              FOR OWNER
CONTRACT      AND ANNUITANT              MINIMUM
TYPE          ISSUE AGES                 CONTRIBUTIONS                 SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA  Accumulator(R)             o Accumulator(R) $5,000       o Eligible rollover distribu- o Accumulator(R)
              Accumulator(R) Elite(SM)     (initial)                     tions from 403(b) plans,      Accumulator(R) Elite(SM)
              Accumulator(R) Select(SM)  o Accumulator(R) Plus(SM)       qualified plans, and gov-     Accumulator(R) Select(SM)
              20 through 85                Accumulator(R) Elite(SM)      ernmental employer            No additional contribu-
                                           $10,000 (initial)             457(b) plans.                 tions may be made after
              Accumulator(R) Plus(SM)                                                                  attainment of age 86, or,
              20 through 80              o Accumulator(R) Select(SM)   o Rollovers from another        if later, the first contract
                                           $25,000 (initial)             traditional individual        date anniversary.(2)
                                                                         retirement arrangement.
                                         o The Accumulator(R) Series                                 o Accumulator(R) Plus(SM)
                                           $50 (additional)            o Direct custodian-to-          No additional contribu-
                                                                         custodian transfers from      tions after attainment of
                                         o $100 monthly and $300         another traditional indi-     age 81 or, if later, the
                                           quarterly under our           vidual retirement             first contract date anni-
                                           automatic investment          arrangement.                  versary.(2)
                                           program (additional)
                                           (subject to tax maxi-       o Regular IRA contribu-
                                           mums)                         tions.                      o Contributions after age
                                                                                                       70-1/2 must be net of
                                                                       o Additional catch-up-con-      required minimum distri-
                                                                         tributions                    butions.

                                                                                                     o Although we accept
                                                                                                       regular IRA contributions
                                                                                                       (limited to $5,000)
                                                                                                       under Rollover IRA con-
                                                                                                       tracts, we intend that the
                                                                                                       contract be used primar-
                                                                                                       ily for rollover and direct
                                                                                                       transfer contributions.

                                                                                                     o Additional catch-up con-
                                                                                                       tributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
-----------------------------------------------------------------------------------------------------------------------------------


17 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
              AVAILABLE
              FOR OWNER
CONTRACT      AND ANNUITANT                 MINIMUM
TYPE          ISSUE AGES                    CONTRIBUTIONS               SOURCE OF CONTRIBUTIONS      LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion  Accumulator(R)             o Accumulator(R) $5,000      o Rollovers from another     o Accumulator(R)
IRA              Accumulator(R) Elite(SM)     (initial)                    Roth IRA.                    Accumulator(R) Elite(SM)
                 Accumulator(R) Select(SM)  o Accumulator(R) Plus(SM)                                   Accumulator(R) Select(SM)
                 20 through 85                Accumulator(R) Elite(SM)   o Rollovers from a "desig-     No additional contribu-
                                              $10,000 (initial)            nated Roth contribution      tions may be made after
                 Accumulator(R) Plus(SM)                                   account" under speci-        attainment of age 86, or,
                 20 through 80              o Accumulator(R) Select(SM)    fied retirement plans.       if later, the first contract
                                              $25,000 (initial)          o Conversion rollovers         date anniversary.(2)
                                                                           from a traditional IRA or
                                            o The Accumulator(R) Series    other eligible retirement  o Accumulator(R) Plus(SM)
                                              $50 (additional)             plan.                        No additional contribu-
                                                                                                        tions may be made after
                                            o $100 monthly and $300      o Direct transfers from        attainment of age 81 or,
                                              quarterly under our          another Roth IRA.            if later, the first contract
                                              automatic investment                                      date anniversary.(2)
                                              program (additional)       o Regular Roth IRA contri-
                                              (subject to tax maxi-        butions.                   o Conversion rollovers
                                              mums)                                                     after age 70-1/2 must be
                                                                          o Additional catch-up con-     net of required minimum
                                                                            tributions.                 distributions for the tra-
                                                                                                        ditional IRA or other
                                                                                                        eligible retirement plan
                                                                                                        which is the source of
                                                                                                        the conversion rollover.

                                                                                                      o Although we accept
                                                                                                        regular Roth IRA contri-
                                                                                                        butions (limited to
                                                                                                        $5,000) under Roth IRA
                                                                                                        contracts, we intend that
                                                                                                        the contract be used
                                                                                                        primarily for rollover and
                                                                                                        direct transfer contribu-
                                                                                                        tions.

                                                                                                      o Additional catch-up con-
                                                                                                        tributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least age 50 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 18

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
                 FOR OWNER
CONTRACT         AND ANNUITANT              MINIMUM
TYPE             ISSUE AGES                 CONTRIBUTIONS               SOURCE OF CONTRIBUTIONS      LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA(3)  Accumulator(R)             o Accumulator(R) $5,000     o With documentation of       o Accumulator(R)
                 Accumulator(R) Elite(SM)     (initial)                   employer or plan              Accumulator(R) Elite(SM)
                 Accumulator(R) Select(SM)  o Accumulator(R) Plus(SM)     approval,and limited to       Accumulator(R) Select(SM)
                 20 through 85                Accumulator(R) Elite(SM)    pre-tax funds, direct         No additional contribu-
                                              $10,000 (initial)           plan-to-plan transfers        tions may be made after
                                                                          from another 403(b)           attainment of age 86, or,
                                                                          plan or contact               if later, the first contract
                 Accumulator(R) Plus(SM)                                  exchanges from another        date anniversary.(2)
                 20 through 80              o Accumulator(R) Select(SM)   403(b) contract under
                                              $25,000 (initial)           the same plan.              o Accumulator(R) Plus(SM)
                                                                                                        No additional contribu-
                                            o The Accumulator(R) Series                                 tions may be made after
                                              $500 (additional)                                         attainment of age 81, or,
                                                                                                        if later, the first contract
                                                                        o With documentation of         date anniversary.(2)
                                                                          employer or plan
                                                                          approval,and limited to     o Contributions after age
                                                                          pre-tax funds, eligible       70-1/2 must be net of any
                                                                          rollover distributions        required minimum distri-
                                                                          from other 403(b) plans,      butions.
                                                                          qualified plans, govern-
                                                                          mental employer 457(b)
                                                                          plans or traditional IRAs.
                                                                                                      o We do not accept
                                                                                                        employer-remitted con-
                                                                                                        tributions.

                                                                                                      o We do not accept after-
                                                                                                        tax contributions,
                                                                                                        including designated
                                                                                                        Roth contributions.


See Appendix IX at the end of this Prospectus for a discussion of TSA contracts.
--------------------------------------------------------------------------------

QP                   Accumulator(R)            o Accumulator(R)             o Only transfer contribu-    o A separate QP contract
(Accumulator(R),     Accumulator(R) Elite(SM)    $5,000 (initial)             tions from other             must be established for
Accumulator(R)       20 through 75             o Accumulator(R) Plus(SM)      investments within an        each plan participant.
Plus(SM) and                                     Accumulator(R) Elite(SM)     existing qualified plan
Accumulator(R)       Accumulator(R) Plus(SM)     $10,000 (initial)            trust.                     o We do not accept regu-
Elite(SM) contracts  20 through 70                                                                         lar ongoing payroll
only)                                          o The Accumulator(R) Series  o The plan must be quali-      contributions or contri-
                                                 $500 (additional)            fied under Section          butions directly from the
                                                                              401(a) of the Internal       employer.
                                                                              Revenue Code.
                                                                                                         o Only one additional
                                                                            o For 401(k) plans, trans-     transfer contribution may
                                                                              ferred contributions may     be made during a con-
                                                                              not include any after-tax    tract year.
                                                                              contributions, including
                                                                              designated Roth contri-    o No additional transfer
                                                                              butions.                     contributions after par-
                                                                                                           ticipant's attainment of
                                                                                                           age 76 (age 71 under
                                                                                                           Accumulator(R) Plus(SM)
                                                                                                           contracts) or, if later,
                                                                                                           the first contract date
                                                                                                           anniversary.

                                                                                                         o Contributions after age
                                                                                                           70-1/2 must be net of any
                                                                                                           required minimum distri-
                                                                                                           butions.



See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------


19 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                  FOR OWNER
CONTRACT          AND ANNUITANT             MINIMUM
TYPE              ISSUE AGES                CONTRIBUTIONS               SOURCE OF CONTRIBUTIONS      LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium  20 through 70             o $4,000 (initial)          o Regular traditional IRA     o No regular IRA contribu-
IRA                                         o $50 (additional)            contributions.                tions in the calendar
(Accumulator(R)                                                                                         year you turn age 70-1/2
contracts only)                             o $50 monthly or quarterly  o Additional catch-up con-      and thereafter.
                                              under our automatic         tributions.
                                              investment program
                                              (additional) (subject to  o Eligible rollover distribu- o Regular contributions
                                              tax maximums)               tions from 403(b) plans,      may not exceed $5,000.
                                                                          qualified plans, and gov-
                                                                          ernmental employer          o Additional catch-up con-
                                                                          457(b) plans.                 tributions of up to
                                                                                                        $1,000 per calendar year
                                                                        o Rollovers from another        where the owner is at
                                                                          traditional individual        least age 50 but under
                                                                          retirement arrangement.       age 70-1/2 at any time
                                                                                                        during the calendar year
                                                                        o Direct custodian-to-          for which the contribu-
                                                                          custodian transfers from      tion is made.
                                                                          another traditional indi-
                                                                          arrangement.                o Although we accept
                                                                                                        rollover and direct trans-
                                                                                                        fer contributions under
                                                                                                        the Flexible Premium IRA
                                                                                                        contract, we intend that
                                                                                                        the contract be used for
                                                                                                        ongoing regular contri-
                                                                                                        butions.

                                                                                                      o No additional contribu-
                                                                                                        tions may be made after
                                                                                                        attainment of age 86.(2)

                                                                                                      o Additional contributions
                                                                                                        after age 70-1/2 must be
                                                                                                        net of required minimum
                                                                                                        distributions.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 20


------------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
                  FOR OWNER
CONTRACT          AND ANNUITANT             MINIMUM
TYPE              ISSUE AGES                CONTRIBUTIONS               SOURCE OF CONTRIBUTIONS      LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium  20 through 85             o $4,000 (initial)          o Regular Roth IRA           o No additional contribu-
Roth IRA                                    o $50 (additional)            contributions.               tions may be made after
(Accumulator(R)                                                                                        attainment of age 86, or,
contracts only)                             o $50 monthly or quarterly  o Additional catch-up con-     if later, the first contract
                                              under our automatic         tributions.                  date anniversary.(2)
                                              investment program
                                              (additional) (subject to  o Rollovers from another     o Contributions are subject
                                              tax maximums)               Roth IRA                     to income limits and
                                                                                                       other tax rules.
                                                                        o Rollovers from a "desig-
                                                                          nated Roth contribution
                                                                          account" under speci-      o Regular Roth IRA contri-
                                                                          fied retirement plans.       butions may not exceed
                                                                                                       $5,000.
                                                                        o Conversion rollovers
                                                                          from a traditional IRA or  o Additional catch-up con-
                                                                          other eligible retirement    tributions of up to
                                                                          plan.                        $1,000 per calendar year
                                                                                                       where the owner is at
                                                                        o Direct transfers from        least age 50 at any time
                                                                          another Roth IRA.            during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.

                                                                                                     o Although we accept
                                                                                                       rollover and direct trans-
                                                                                                       fer contributions under
                                                                                                       the Flexible Premium
                                                                                                       Roth IRA contract, we
                                                                                                       intend that the contract
                                                                                                       be used for ongoing
                                                                                                       regular Roth IRA contri-
                                                                                                       butions.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA     0 through 70              o Accumulator(R) Elite(SM)   o Direct custodian-to-      o Any additional contribu-
Beneficiary Con-                              $10,000 (initial)            custodian transfers of      tions must be from the
tinuation Contract                                                         your interest as a death    same type of IRA of the
(traditional IRA or                         o Accumulator(R) Select(SM)    beneficiary of the          same deceased owner.
Roth IRA)                                     $25,000 (initial)            deceased owner's tradi-
(Accumulator(R),                                                           tional individual         o Non-spousal beneficiary
Accumulator(R)                                                             retirement arrangement      direct rollover contribu-
Elite(SM) and                               o The Accumulator(R) Series    or Roth IRA to an IRA of    tions from qualified
Accumulator(R)                                $1,000 (additional)          the same type.              plans, 403(b) plans and
Select(SM) contracts                                                                                   governmental employer
only)                                                                                                  457(b) plans may be
                                                                                                       made to an Inherited IRA
                                                                                                       contract under specified
                                                                                                       circumstances.
------------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.


(2)   Please see Appendix VII later in this Prospectus for state variations.


(3) May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Series Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract). See Appendix IX at the end of this Prospectus for a discussion of purchase considerations for TSA contracts.



See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.

21 CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability companies to be owners of the Accumulator(R) Select(SM) contract. We also reserve the right to prohibit the availability of the Accumulator(R) Select(SM) contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. We also permit joint annuitants in non-exchange sales if you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. In all cases, the joint annuitants must be spouses.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If GWBL is elected, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.



PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB") or the Guaranteed withdrawal benefit for life ("GWBL"), or an enhanced death benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.
--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."
The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------
Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we



                                              CONTRACT FEATURES AND BENEFITS  22
will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If you elect the 100% Principal guarantee benefit, the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the following variable investment options: the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio ("permitted variable investment options").

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the AXA Moderate Allocation Portfolio.



VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


23  CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/ Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Seeks long-term capital appreciation.                      o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE            Seeks a high level of current income.                      o   AXA Equitable Funds Management Group,
 ALLOCATION                                                                                LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS       Seeks current income and growth of capital, with a         o   AXA Equitable Funds Management Group,
 ALLOCATION                 greater emphasis on current income.                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION     Seeks long-term capital appreciation and current income.   o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Seeks long-term capital appreciation and current income,   o   AXA Equitable Funds Management Group,
 ALLOCATION                 with a greater emphasis on capital appreciation.               LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE     Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY                                                                                o   AXA Equitable Funds Management Group,
                                                                                           LLC
                                                                                       o   ClearBridge Advisors, LLC
                                                                                       o   Goodman & Co. NY Ltd.
                                                                                       o   Legg Mason Capital Management, Inc.
                                                                                       o   Marsico Capital Management, LLC
                                                                                       o   T. Rowe Price Associates, Inc.
                                                                                       o   Westfield Capital Management Company,
                                                                                           L.P.
------------------------------------------------------------------------------------------------------------------------------------

                                             CONTRACT FEATURES AND BENEFITS 24

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital         o   BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.     o   Pacific Investment Management Company
                                                                                            LLC
                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY                                                                                 o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   JPMorgan Investment Management Inc.
                                                                                        o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 CORE EQUITY                                                                            o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   Janus Capital Management, LLC
                                                                                        o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 VALUE                                                                                  o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   Institutional Capital LLC
                                                                                        o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 GROWTH                                                                                 o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Franklin Advisers, Inc.
                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Diamond Hill Capital Management, Inc.
                                                                                        o   Knightsbridge Asset Management, LLC
                                                                                        o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o   Pacific Investment Management Company
 BOND                        income and capital appreciation.                               LLC
                                                                                        o   Post Advisory Group, LLC
                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 GROWTH                                                                                     LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Lord, Abbett & Co. LLC
                                                                                        o   Morgan Stanley Investment Management
                                                                                            Inc.
                                                                                        o   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------


25 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 VALUE                                                                                      LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Franklin Advisory Services, LLC
                                                                                        o   Horizon Asset Management, Inc.
                                                                                        o   Pacific Global Investment Management
                                                                                            Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   RCM Capital Management, LLC
                                                                                        o   SSgA Funds Management, Inc.
                                                                                        o   Wellington Management Company, LLP



------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.              o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    Seeks to achieve long-term total return.                   o   AXA Equitable Funds Management Group,
 VALUE CORE                                                                                 LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,     o   BlackRock Investment Management, LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to achieve an     o   Boston Advisors, LLC
 INCOME                      above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.           o   Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                            o   Calvert Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 GROWTH (1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                             approximates the total return performance of the Barclays
                             Capital Intermediate U.S. Government/Credit Index,
                             including reinvestment of dividends, at a risk level consis-
                             tent with that of the Barclays Capital Intermediate U.S.
                             Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks to achieve long-term growth of capital.              o   Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

                                               CONTRACT FEATURES AND BENEFITS 26

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         Seeks to achieve long-term growth of capital.              o   AXA Equitable Funds Management Group,
                                                                                             LLC
                                                                                         o   BlackRock Capital Management, Inc.
                                                                                         o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED     Seeks to maximize income while maintaining prospects       o   AXA Equitable Funds Management Group,
                              for capital appreciation.                                      LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks o   AXA Equitable Funds Management Group,
 ALLOCATION                   income.                                                        LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                     o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                    o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS           Seeks to achieve capital growth and current income.        o   AXA Equitable Funds Management Group,
                                                                                             LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   First International Advisors, LLC
                                                                                         o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.           o   AXA Equitable Funds Management Group,
 EQUITY                                                                                      LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Morgan Stanley Investment Management

------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
 BOND INDEX                   approximates the total return performance of the Barclays
                              Capital Intermediate U.S. Government Bond Index, includ-
                              ing reinvestment of dividends, at a risk level consistent
                              with that of the Barclays Capital Intermediate U.S. Gov-
                              ernment Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.              o   AXA Equitable Funds Management Group,
                                                                                             LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Hirayama Investments, LLC
                                                                                         o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses) that     o   AllianceBernstein L.P.
 EQUITY INDEX(2)              approximates the total return performance of a compos-
                              ite index comprised of 40% Dow Jones EURO STOXX 50
                              Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                              S&P/ASX 200 Index, including reinvestment of dividends,
                              at a risk level consistent with that of the composite index.

------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term growth of    o   AXA Equitable Funds Management Group,
                              income, accompanied by growth of capital.                      LLC
                                                                                         o   BlackRock Investment Management, LLC
                                                                                         o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.           o   J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------


CONTRACT FEATURES AND BENEFITS 27

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-   o   AXA Equitable Funds Management Group,
                             ondary objective to seek reasonable current income. For        LLC
                             purposes of this Portfolio, the words "reasonable current  o   BlackRock Investment Management, LLC
                             income" mean moderate income.                              o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.                 o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends, at
                             a risk level consistent with that of the Russell 1000 Value
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      Seeks to achieve long-term growth of capital.              o   AllianceBernstein L.P.
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of        o   Lord, Abbett & Co. LLC
 INCOME(1)                   income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of        o   Lord, Abbett & Co. LLC
 CORE                        income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL         Seeks to achieve capital appreciation.                     o   MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid Cap
                             400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.           o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Wellington Management Company, LLP

------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve   o   The Dreyfus Corporation
                             its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                     o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.                           o   Morgan Stanley Investment Management
 GROWTH                                                                                     Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may occa-     o   AXA Equitable Funds Management Group,
                             sionally be short-term, and secondarily, income.               LLC
                                                                                        o   Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.                     o   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Seeks to generate a return in excess of traditional money  o   Pacific Investment Management Company,
                             market products while maintaining an emphasis on pres-         LLC
                             ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 28

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS          Seeks to achieve high current income consistent with      o   AllianceBernstein L.P.
                              moderate risk to capital.                                 o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the     o   AllianceBernstein L.P.
                              deduction of Portfolio expenses) the total return of the
                              Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH       Seeks to achieve long-term capital appreciation and sec-  o   T. Rowe Price Associates, Inc.
 STOCK                        ondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY    Seeks to achieve long-term capital growth.                o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through capital             o   UBS Global Asset Management (Americas)
                              appreciation with income as a secondary consideration.        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Seeks to achieve capital growth and income.               o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA          Seeks to achieve long-term capital growth.                o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.




            --------------------------------------------------------
            REPLACED (CURRENT) PORTFOLIO   SURVIVING/NEW PORTFOLIO
            --------------------------------------------------------
            EQ/Capital Guardian Growth     EQ/Large Cap Growth PLUS
            --------------------------------------------------------
            EQ/Lord Abbett Growth and      EQ/Large Cap Value Index
            Income
            --------------------------------------------------------



(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

29 CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)   the minimum interest rate guaranteed over the life of the contract,

(2)   the yearly guaranteed interest rate for the calendar year, and

(3)   the current interest rate.

We set current interest rates periodically based upon our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator(R) Series contract) and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.50%, 2.75% or 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

FIXED MATURITY OPTIONS

We may offer fixed maturity options with maturity dates ranging from one to ten years. Also, we reserve the right to discontinue offering fixed maturity options at any time. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. Interest is earned at a guaranteed rate we set for each fixed maturity option, based on our discretion and according to our procedures ("rate to maturity"). The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.
--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We may offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) Series contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed below in "Allocating your contributions" would apply:

(a) transfer the maturity value into another available fixed maturity option, one or more of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (for all contracts except Accumulator(R) Select(SM), there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2011, the next available maturity date was February 15, 2018. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity



                                              CONTRACT FEATURES AND BENEFITS  30
option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)   the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, no more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.
--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. The special dollar cost averaging program is only available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you


31  CONTRACT FEATURES AND BENEFITS
select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.


The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM. The special money market dollar cost averaging program is only available to Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contract owners. You may dollar cost average from the account for special money market dollar cost averaging option (which is part of the EQ/Money Market investment option) into any of the other variable investment options. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. You may elect to participate in a 3, 6 or 12-month program at any time subject to the age limitation on contributions described earlier in this Prospectus.

Contributions into the account for special money market dollar cost averaging must be new contributions. In other words, you may not make transfers from amounts allocated in other variable investment options to initiate the program. You must allocate your entire initial contribution into the account for special money market dollar cost averaging if you are selecting the program at the time you apply for your Accumulator(R) Series contract. Thereafter, contributions to any new program must be at least $2,000. Contributions to an existing program must be at least $250. You may only have one program in effect at any time.

Each month, we will transfer your account value in the account for special money market dollar cost averaging into the other variable investment options you select. Once the time period you selected has expired, you may then select to participate in the special money market dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for monthly transfers from the account for special money market dollar cost averaging to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the monthly transfer date from the account for special money market dollar cost averaging option will be the same as your contract date, but not later than the 28th day of the month. For a program selected after application, the first transfer date and each subsequent transfer date will be one month from the date the first contribution is made into the program, but not later than the 28th day of the month. All amounts will be transferred out by the end of the time period in effect.

The only amounts that should be transferred from the account for special money market dollar cost averaging option are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts from the account for special money market dollar cost averaging, we will transfer all of the value you have remaining in the account to the variable investment options according to the allocation percentages we have on file for you. You may cancel your participation in the program at any time by notifying us in writing. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. See Appendix VII later in this Prospectus for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.



                                              CONTRACT FEATURES AND BENEFITS  32

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you have elected a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, general dollar cost averaging is not available.


INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator(R) and Accumulator(R) Elite(SM) contracts only), this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our rights to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.
                      ----------------------------------
You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging, and for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contract owners, the special money market dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability. You may only participate in one dollar cost averaging program at a time.



CREDITS (for Accumulator(R) Plus(SM) contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:

--------------------------------------------------------------------------------
                                               CREDIT PERCENTAGE
    FIRST YEAR TOTAL CONTRIBUTIONS                 APPLIED TO
            BREAKPOINTS                          CONTRIBUTIONS
--------------------------------------------------------------------------------
Less than $500,000                                      4%
--------------------------------------------------------------------------------
$500,000-$999,999.99                                   4.5%
--------------------------------------------------------------------------------
$1 million or more                                      5%
--------------------------------------------------------------------------------

The percentage of the credit is based on your total first year total contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later


33  CONTRACT FEATURES AND BENEFITS
contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.


For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:


      o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

      o For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

      o If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

      o The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

o     No indication of intent:

      -- For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

      -- For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus)(1)

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, the fixed maturity options in order of the earliest maturing date(s), any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special money market dollar cost averaging. A market value adjustment may apply to withdrawals from the fixed maturity options.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.


We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT.  Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum



                                              CONTRACT FEATURES AND BENEFITS  34
     death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

6-1/2% (OR 6%, IF APPLICABLE) ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; plus

o     daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

The effective annual roll-up rate credited to this benefit base is:

o 6-1/2% (or 6%,if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator(R) and Accumulator(R) Elite(SM) contracts only); the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/Money Market variable investment option, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

Please see "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" later in the Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6.5%) and investment options with a lower Roll-Up rate (3%).

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                      or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

                                      or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

GREATER OF 6-1/2% (OR 6% IF APPLICABLE) ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see " Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

3% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 3% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT). Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; plus

o     daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

The effective annual roll-up rate credited to the benefit base is 3%.

The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.



35  CONTRACT FEATURES AND BENEFITS

GREATER OF 3% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

GUARANTEED MINIMUM INCOME BENEFIT AND THE ROLL-UP BENEFIT BASE RESET. You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you elect the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6% if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R)and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.


If you elect both the Guaranteed minimum income benefit AND the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit"), you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted. If you elect both options, they are not available with different Roll-Up benefit bases: each option must include either the 6-1/2% Roll-Up or 6% Roll-Up benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
--------------------------------------------------------------------------------

ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.
AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.
AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.

--------------------------------------------------------------------------------
If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i) if your request is received within 30 days following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii) if your request is received outside the 30 day period following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75.

If you elect to reset your Roll-Up benefit base on any contract date anniversary, we may increase the charge for the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6-1/2% (or 6%) of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6-1/2% (or 6%) threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals


                                              CONTRACT FEATURES AND BENEFITS  36
affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts" as well as Appendix
IX -- "Tax-sheltered annuity contracts (TSAs)" later in this Prospectus.

If you elect both a "Greater of" enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.


GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

Subject to state availability (see Appendix VII later in this Prospectus), you may elect one of the following:

o The Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base.

o The Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

Both options include the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 75. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.

If you elect the Guaranteed minimum income benefit with a "Greater of" death benefit, you can choose between one of the following two combinations:

o the Greater of the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, or

o the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you elect the Guaranteed minimum income benefit without the Greater of the 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R)and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.

If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit. If you elect both the Guaranteed minimum income benefit and a "Greater of" enhanced death benefit, the Roll-Up rate you elect must be the same for both features.

If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option, subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:

--------------------------------------------------------------------------------
                             LEVEL PAYMENTS
--------------------------------------------------------------------------------
          OWNER'S
      AGE AT EXERCISE                         PERIOD CERTAIN YEARS
--------------------------------------------------------------------------------
       80 and younger                                10
             81                                       9
             82                                       8
             83                                       7
             84                                       6
             85                                       5
--------------------------------------------------------------------------------

37  CONTRACT FEATURES AND BENEFITS

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.
--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------
When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator(R) Series contract), to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your aggregate withdrawals during any contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of your Roll-Up benefit base at the beginning of the contract year.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Money Market variable investment option, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.



--------------------------------------------------------------------------------
                                           GUARANTEED MINIMUM
      CONTRACT DATE                     INCOME BENEFIT -- ANNUAL
 ANNIVERSARY AT EXERCISE                 INCOME PAYABLE FOR LIFE
--------------------------------------------------------------------------------
            10                                   $10,065
            15                                   $15,266
--------------------------------------------------------------------------------



EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.



                                              CONTRACT FEATURES AND BENEFITS  38

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii) for Accumulator(R) Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Series QP contract into an Accumulator(R) Series Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) Since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

(v) for Accumulator(R) Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(vi) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vii) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(viii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, or (b) as a single life benefit paid on the basis of the older owner's age; and

(ix) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.



GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator(R) Series contract). For Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, the standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 81 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator(R) Series contract), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits (other than the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death


39  CONTRACT FEATURES AND BENEFITS
benefit) or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. There is no additional charge for the standard death benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

For Accumulator(R) Plus(SM) contracts, if the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

Subject to state availability (see Appendix VII later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits:

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 20 through 70 at issue of Flexible Premium IRA contracts; 0 through 70 at issue for Inherited IRA contracts; and 20 through 75 at issue of QP contracts (20 through 70 at issue for Accumulator(R) Plus(SM) QP contracts.

o     ANNUAL RATCHET TO AGE 85

o     THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

o     THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 76 through 80 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts.

o     THE GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 is not available for QP, Flexible Premium IRA, and Inherited IRA contracts.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

As discussed earlier in this Prospectus, you can elect a "Greater of" enhanced death benefit with a corresponding Guaranteed minimum income benefit. You can elect one of the following two combinations:

o the Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, or

o the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you purchase a "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you purchase a "Greater of" enhanced death benefit without the Guaranteed minimum income benefit, no reset is available. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.



EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o     the account value, or

o     any applicable death benefit

decreased by:

o     total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions



                                              CONTRACT FEATURES AND BENEFITS  40
made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and
(b) is the net contributions as adjusted by any prior withdrawals (for Accumulator(R) Plus(SM) contracts, credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator(R) Plus(SM) contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o   the account value, or

o   any applicable death benefit

decreased by:

o   total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 - .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.



GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R)and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the permitted variable investment options. Our general dollar cost averaging program is not available if you elect the GWBL, but the investment simplifier program is available if you elect the GWBL. See "What are your investment options under the contract?" earlier in this section.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.

Joint life QP and TSA contracts are not permitted in connection with the benefit. This benefit is not available under an Inherited IRA contract. If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.


41  CONTRACT FEATURES AND BENEFITS

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.



GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o     Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet" and "7% deferral bonus."

o Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this section.

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


--------------------------------------------------------------------------------
 AGE                           APPLICABLE PERCENTAGE
--------------------------------------------------------------------------------
45-59                           4.0%
60-75                           5.0%
76-85                           6.0%
86 and older                    7.0%
--------------------------------------------------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator(R) Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In



                                              CONTRACT FEATURES AND BENEFITS  42
addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator(R) Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


7% DEFERRAL BONUS

At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 7% of your total contributions. This 7% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 7% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

o You are eligible to receive the 7% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

o You are eligible to receive the 7% deferral bonus to your GWBL Benefit Base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 7% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 7% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 7% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 7% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 7% deferral bonus rather than the Annual Ratchet, a new ten-year period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 7% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 7% deferral bonus will still apply.

MATURITY DATE. The last deferral bonus will be applicable on the contract's maturity date. (See "Annuity maturity date" under "Accessing your money" later in this Prospectus.)


200% INITIAL GWBL BENEFIT BASE GUARANTEE

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner's (or younger joint life's) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available. However, you will continue to be eligible for the 7% deferral bonuses following this one-time increase.


43  CONTRACT FEATURES AND BENEFITS

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85 (issue ages 45-80 for Accumulator(R) Plus(SM) contracts), and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by any subsequent contribution;

o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 7% deferral bonus, as described above in this section;

o Your GWBL Enhanced death benefit base increases by the one-time 200% Initial GWBL Benefit base guarantee, if applicable; and

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Series contract.

o     No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator(R) Series contract, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced



                                              CONTRACT FEATURES AND BENEFITS  44
      death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Prospectus, even if pursuant to a divorce decree.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For
Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R)and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.

125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For
Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any credits allocated to your contract.


Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R)and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts) and the AXA Moderate Allocation Portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday (an owner's 80th birthday under Accumulator(R) Plus(SM) contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.


45  CONTRACT FEATURES AND BENEFITS

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(For Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts only)

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from


                                              CONTRACT FEATURES AND BENEFITS  46
      another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited IRA contract.

o     You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o The Guaranteed minimum income benefit, Spousal continuation, special dollar cost averaging program, special money market dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply (if applicable under your Accumulator(R) Series contract). If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct),
(ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

For Accumulator(R) Plus(SM) contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

o     you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.


47  CONTRACT FEATURES AND BENEFITS

2. DETERMINING YOUR CONTRACT'S VALUE


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging (applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts only); and (v) the loan reserve account (applies to Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; (ii) any applicable withdrawal charges (not applicable to Accumulator(R) Select(SM) contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i) increased to reflect additional contributions (plus the credit for Accumulator(R) Plus(SM) contracts);

(ii) decreased to reflect a withdrawal (plus withdrawal charges if applicable under your Accumulator(R) Series contract);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING (For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to



                                           DETERMINING YOUR CONTRACT'S VALUE  48
an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.


49  DETERMINING YOUR CONTRACT'S VALUE

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

o For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.

In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

As explained under "6-1/2% (or 6%, if applicable) Roll-Up to age 85 the Greater of 6% Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6-1/2 Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)" earlier in the Prospectus, the higher Roll-Up rate (6.5% or 6%, or 4% in Washington) applies with respect to most investment options and amounts in the account for special dollar cost averaging (if available), but a lower Roll-Up rate (3%) applies with respect to the EQ/Money Market option (except amounts allocated to the account for special money market dollar cost averaging, if available), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (the "lower Roll-Up rate options"). The other investment options, to which the higher rate applies, are referred to as the "higher Roll-Up rate options". For more information about the roll-up rate applicable in Washington, see Appendix VII.

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 6% or 6-1/2% and the other portion that is rolling up at 3%. If you transfer account value from a 6% or 6-1/2% option to a 3% option, all or a portion of your benefit base will transfer from the 6% or 6-1/2% benefit base segment to the 3% benefit base segment. Similarly, if you transfer account value from a 3% option to a 6% or 6-1/2% option, all or a portion of your benefit base will transfer from the 3% segment to the 6% or 6-1/2% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.



                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  50

This means that we calculate the percentage of current account value in the investment options with a 6% or 6-1/2% roll-up rate that is being transferred to an investment option with a 3% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

o For example, if your account value is $30,000 and has always been invested in 6% or 6-1/2% investment options, and your benefit base is $40,000 and is all rolling up at 6% or 6-1/2% , and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 3% investment option), then we will transfer 50% of your benefit base ($20,000) from the 6% or 6-1/2% benefit base segment to the 3% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 6% or 6-1/2% and $20,000 will roll-up at 3%. In this example , the amount of your Roll-up benefit base rolling up at 3% is more than the dollar amount of your transfer to a 3% investment option.

o For an additional example, if your account value is $40,000 and has always been invested in 3% investment options, and your benefit base is $30,000 and is all rolling up at 3%, and you transfer 50% of your account value ($20,000) to a 6% or 6-1/2% investment option, then we will transfer 50% of your benefit base ($15,000) from the 3% benefit base segment to the 6% or 6-1/2% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 6% or 6-1/2% and $15,000 will roll-up at 3%. In this example, the dollar amount of your benefit base rolling up at 6% or 6-1/2% is less than the dollar amount of your transfer to a 6% or 6-1/2% investment option.

If you elected a guaranteed death benefit that is available with a 3% Roll-Up benefit base only, your benefit base will not be impacted by transfers among investment options.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be elimi-


51 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS nated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contract owners, special money market dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  52

4. ACCESSING YOUR MONEY


--------------------------------------------------------------------------------


WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                           METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------

 Contract(1)       Auto-
                   matic
                    pay-                         Pre-age    Lifetime
                    ment                         59-1/2     required
                   plans                          sub-      minimum
                   (GWBL              System-  stantially  distribu-
                   only)    Partial    atic      equal       tion
--------------------------------------------------------------------------------
NQ                  Yes       Yes       Yes        No         No
--------------------------------------------------------------------------------
Rollover IRA        Yes       Yes       Yes        Yes        Yes
--------------------------------------------------------------------------------
Flexible            Yes       Yes       Yes        Yes        Yes
Premium IRA
--------------------------------------------------------------------------------
Roth Conversion     Yes       Yes       Yes        Yes        No
IRA
--------------------------------------------------------------------------------
Flexible Premium    Yes       Yes       Yes        Yes        No
Roth IRA
--------------------------------------------------------------------------------
Inherited IRA        No       Yes        No        No         (2)
--------------------------------------------------------------------------------
QP(3)               Yes       Yes        No        No         Yes
--------------------------------------------------------------------------------
Rollover TSA(4)     Yes       Yes       Yes        No         Yes
--------------------------------------------------------------------------------
(1) Please note that not all contract types are available under the Accumulator(R) Series of contracts.

(2) The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(3) All payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

(4) Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See Appendix IX -- "Tax Sheltered Annuity contracts (TSAs)" later in this Prospectus.

--------------------------------------------------------------------------------
Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information.
--------------------------------------------------------------------------------


AUTOMATIC PAYMENT PLANS (For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS (All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

For all contracts except Accumulator(R) Select(SM), partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.



53  ACCESSING YOUR MONEY

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.


SYSTEMATIC WITHDRAWALS (All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

For all contracts except Accumulator(R) Select(SM), systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Also, systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS (Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them;
(ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator(R) Select(SM), substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Also, the substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS (Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" and Appendix IX later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts



                                                        ACCESSING YOUR MONEY  54
funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" and Appendix IX later in this Prospectus.

This service is not available under defined benefit QP contracts.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" and Appendix IX later in this Prospectus for your specific type of retirement arrangement.
--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------
We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. Also, the partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator(R) Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6-1/2% (or 6%, if applicable) of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. For Accumulator(R) and Accumulator(R) Elite(SM) contracts only, if the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.

You may choose to have your Customized payment plan scheduled payments, your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled payments or withdrawals will be processed on a pro rata basis on the business day you initially elected.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL
GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If



55  ACCESSING YOUR MONEY
your benefit was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit after the withdrawal would be $12,000 ($20,000 - $8,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

With respect to the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits' 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6-1/2% (or 6% or 3%, as applicable) or less of the 6-1/2% (or 6% or 3%, as applicable) Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6-1/2% (or 6% or 3%, as applicable) of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base is reduced by any withdrawal on a pro rata basis.

Your GWBL Enhanced death benefit base is reduced on a dollar-for-dollar basis by any withdrawal up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, your GWBL Enhanced death benefit base will be reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.


For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



LOANS UNDER ROLLOVER TSA CONTRACTS

Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service" or if you elect the GWBL option or a PGB.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o     It exceeds limits of federal income tax rules;

o     Interest and principal are not paid when due; or

o     In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

                                                        ACCESSING YOUR MONEY  56

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)   the date annuity payments begin,

(2)   the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, See Appendix IX for a discussion of TSA contracts.


Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator(R) Plus(SM) contracts, loan repayments are not considered contributions and therefore are not eligible for additional credits.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.



YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.


Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Series contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a


57  ACCESSING YOUR MONEY
specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this
Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.
--------------------------------------------------------------------------------
Fixed annuity payout options       Life annuity
                                   Life annuity with period certain
                                   Life annuity with refund certain
                                   Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity         Life annuity
   payout options                  Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options   Life annuity with period certain
   (available for owners and       Period certain annuity
   annuitants age 83 or less at
   contract issue)
--------------------------------------------------------------------------------
o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.



FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an



                                                        ACCESSING YOUR MONEY  58
illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Series contract. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Series contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Series contract and we will deduct any applicable withdrawal charge, if applicable under your Accumulator(R) Series contract. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.)

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator(R) Series contract. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Series contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under your Accumulator(R) Series contract. If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Series contract is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "How withdrawals are taken from your account value" earlier in this section and also the discussion of "Partial Annuitization" in "Tax Information" for more information.



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

Except with respect to the Income Manager(R), where payments are made on the 15th day of the month, you can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R), Accumulator(R) Elite(SM) or Accumulator(R) Select(SM) contract date or not earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from your Accumulator(R) Plus(SM) contract date. Please see Appendix VII later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at anytime. The date may not be later than the annuity maturity date described below.


For Accumulator(R) Plus(SM) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) payout option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's


59  ACCESSING YOUR MONEY

95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any joint owner or successor owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract's remaining cash value.

As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced dollar-for-dollar by each payment, if it is based on the value of the enhanced death benefit, or it will be reduced pro rata by each payment, if it is based on the value of the standard death benefit. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VII later in this Prospectus for variations that may apply in your state.


                                                        ACCESSING YOUR MONEY  60

5. CHARGES AND EXPENSES



--------------------------------------------------------------------------------


CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o     A mortality and expense risks charge

o     An administrative charge

o     A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts).

o On each contract date anniversary -- a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R):              0.80%
     Accumulator(R) Plus(SM):     0.95%
     Accumulator(R) Elite(SM):    1.10%
     Accumulator(R) Select(SM):   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R):              0.30%
     Accumulator(R) Plus(SM):     0.35%
     Accumulator(R) Elite(SM):    0.30%
     Accumulator(R) Select(SM):   0.25%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R):              0.20%
     Accumulator(R) Plus(SM):     0.25%
     Accumulator(R) Elite(SM):    0.25%
     Accumulator(R) Select(SM):   0.35%

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If



61  CHARGES AND EXPENSES
your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE


(For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts only)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Accumulator(R) Plus(SM) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


--------------------------------------------------------------------------------
                 WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                               CONTRACT YEAR
--------------------------------------------------------------------------------
                  1    2    3    4   5     6    7    8      9+
--------------------------------------------------------------------------------
Accumulator(R)    7%   7%   6%   6%  5%    3%   1%   0%(1)  --
Accumulator(R)    8%   8%   7%   7%  6%    5%   4%   3%     0%(2)
   Plus(SM)
Accumulator(R)    8%   7%   6%   5%  0%(3) --   --   --     --
   Elite(SM)
--------------------------------------------------------------------------------

(1) Charge does not apply in the 8th and subsequent contract years following contribution.

(2) Charge does not apply in the 9th and subsequent contract years following contribution.

(3) Charge does not apply in the 5th and subsequent contract years following contribution.



For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator(R) and Accumulator(R) Elite(SM) NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6-1/2% (or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6-1/2%



                                                        CHARGES AND EXPENSES  62

(or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If you are age 76-80 at issue and elected the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, this waiver applies to withdrawals up to 3% of the beginning of the contract year 3% Roll-Up to age 85 benefit base. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal or to any subsequent withdrawals for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      --    it provides continuous room and board to three or more persons;

      --    it is supervised by a registered nurse or licensed practical nurse;

      --    it keeps daily medical records of each patient;

      --    it controls and records all medications dispensed; and

      --    its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.80% of the greater of the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.95% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.80% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 3% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.



63  CHARGES AND EXPENSES

If your account value is insufficient to pay these charges, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


PRINCIPAL GUARANTEE BENEFITS CHARGE

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first.

If you elect the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, the charge is equal to 0.80% of the applicable benefit base on the contract date anniversary. If you elect the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base, the charge is equal to 0.65% of the applicable benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.10% for the benefit that includes the 6-1/2% Roll-Up benefit base or 0.95% for the benefit that includes the 6% Roll-Up benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.65%. If you elect the Joint Life option, the charge is equal to 0.80%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an



                                                        CHARGES AND EXPENSES  64

Annual Ratchet. The maximum charge for the Single Life option is 0.80%. The maximum charge for the Joint Life option is 0.95%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o     Management fees.

o     12b-1 fees.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


65  CHARGES AND EXPENSES

6. PAYMENT OF DEATH BENEFIT


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit.
We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Accumulator(R) Plus(SM) contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals.
For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.
--------------------------------------------------------------------------------
When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural owner.
--------------------------------------------------------------------------------
Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five



                                                    PAYMENT OF DEATH BENEFIT  66
years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.

o The applicable Guaranteed minimum death benefit option may continue as follows:

      -- If you elected either the Annual Ratchet to age 85 or the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and if your surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

      -- If you elected the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and your surviving spouse is age 80 or younger at the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If you were age 85 or older at death, we will reinstate the enhanced death benefit you elected. The benefit base (which had been previously frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If your spouse is younger than age 75, before electing to continue the contract, your spouse should consider that he or she could purchase a new contract and elect the Greater of 6% (as opposed to 3%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit at the same cost. He or she could also purchase a contract with a "Greater of 6-1/2%" enhanced death benefit at an additional cost.

      -- If you elected either the Annual Ratchet to age 85 or the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or Annual


67  PAYMENT OF DEATH BENEFIT

            Ratchet to age 85 enhanced death benefit and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued. If you elected the Greater of the 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is 81 or older, the Guaranteed minimum death benefit and charge will be discontinued.

      -- If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

      -- For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, the account value will first be reduced by any credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual



                                                    PAYMENT OF DEATH BENEFIT  68
payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o     The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o     The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o     Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.


69  PAYMENT OF DEATH BENEFIT

o No withdrawal charges, if applicable under your Accumulator(R) Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o     The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

                      ----------------------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.


                                                    PAYMENT OF DEATH BENEFIT  70



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7. TAX INFORMATION


--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"), Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix IX later in this Prospectus for a discussion of TSA contracts.



TRANSFERS AMONG INVESTMENT OPTIONS


You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract. We also include Guaranteed


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annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.



PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes as discussed above.


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


1035 EXCHANGES

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.



                                                             TAX INFORMATION  72

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o     Traditional IRAs, typically funded on a pre-tax basis; and

o     Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively, in all Accumulator(R) Series contracts except Accumulator(R) Plus(SM).

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guaran-


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

tee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

AXA Equitable has not applied for an opinion letter approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. AXA Equitable has received opinion letters from the IRS approving the respective forms of the Accumulator(R) Series Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Series traditional Inherited IRA and Inherited Roth IRA contracts.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o     "regular" contributions out of earned income or compensation; or

o     tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) traditional IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2"catch-up" contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.



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If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;

o   403(b) plans; and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse;
    or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:



75  TAX INFORMATION



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o     regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o     regular contributions to a traditional IRA made after you reach age
      70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS.   There are two
approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the



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past calendar year by a number corresponding to your age from an IRS table.
This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?
 No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary."PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.



77  TAX INFORMATION

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o     made on or after your death; or

o     made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o     regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.



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


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.  Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o     another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.


The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.


79  TAX INFORMATION

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   rollovers from a Roth IRA to another Roth IRA;

o   direct transfers from a Roth IRA to another Roth IRA;

o   qualified distributions from a Roth IRA; and

o   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)   All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


                                                             TAX INFORMATION  80

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


MANDATORY WITHHOLDING FROM TSA CONTRACTS AND QUALIFIED PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSA contracts and qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. MORE INFORMATION


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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;


(6)   to restrict or eliminate any voting rights as to Separate Account No. 49;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to terminate transfers to any of the variable investment options and to limit the number of variable investment options you may elect.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 15, 2011 and the related price per $100 of maturity value were as shown below.
--------------------------------------------------------------------------------
    FIXED MATURITY
     OPTIONS WITH
     FEBRUARY 15TH                 RATE TO                    PRICE
   MATURITY DATE OF             MATURITY AS OF             PER $100 OF
     MATURITY YEAR            FEBRUARY 15, 2011           MATURITY VALUE
--------------------------------------------------------------------------------
        2012                       3.00%(1)                  $ 97.09
        2013                       3.00%(1)                  $ 94.25
        2014                       3.00%(1)                  $ 91.51
        2015                       3.00%(1)                  $ 88.84
        2016                       3.00%(1)                  $ 86.25
        2017                       3.00%(1)                  $ 83.73
        2018                       3.00%(1)                  $ 81.30
        2019                       3.00%(1)                  $ 78.93
        2020                       3.00%(1)                  $ 76.63
        2021                       3.10%                     $ 73.67
--------------------------------------------------------------------------------


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(1)   Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

      (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

      (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

      (c) We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option's maturity date.

      (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)   We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.



ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not


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been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for QP, Inherited IRA beneficiary continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ, Rollover IRA and Roth Conversion IRA contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount we will deduct is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options, the guaranteed interest option and available fixed maturity options, but not the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts) or the account for special money market dollar cost averaging (for Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts). You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with the Guaranteed withdrawal benefit for life, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.



DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

      --    on a non-business day;

      --    after 4:00 p.m. Eastern Time on a business day; or

      -- after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.


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o     When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS AND TRANSFERS

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o     the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.


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The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

If you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life (collectively, the "Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.


See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.


                                                            MORE INFORMATION  86

HOW DIVORCE MAY AFFECT YOUR JOINT LIFE GWBL

If you purchased the GWBL on a Joint Life basis and subsequently get divorced, your ex-spouse will not be eligible to receive payments under the GWBL. We will divide the contract in accordance with the divorce decree and replace the original contract with two single life contracts. The GWBL benefit base will not be split.

If the division of the contract occurs before any withdrawal has been made, the GWBL charge under the new contracts will be on a single life basis. The Applicable percentage for your guaranteed annual withdrawal amount will be based on each respective individual's age at the time of the first withdrawal and any subsequent Annual Ratchet.


If the division of the contract occurs after any withdrawal has been made, there is no change to either the GWBL charge (the charge will remain a Joint Life charge for each contract) or the Applicable percentage. The Applicable percentage that was in effect at the time of the split of the contracts may increase at the time an Annual Ratchet occurs based on each respective individual's age under their respective new contract.


DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.   AXA Equitable pays compensation to AXA Advisors
based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of




87  MORE INFORMATION

FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.   AXA Equitable pays contribution-based and
asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. The Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC



                                                            MORE INFORMATION  88

Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


89  MORE INFORMATION

9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE




--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2010 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


                             INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE  90

Appendix I: Condensed financial information



--------------------------------------------------------------------------------
The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.


---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                            2010        2009            2008        2007        2006
---------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   12.27   $   10.99       $    8.75   $  14.58    $  13.91
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       56,888      58,442          49,051     25,941       4,973
---------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   12.06   $   11.39       $   10.51   $  11.97    $  11.46
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       27,081      27,962          16,158      4,306         590
---------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   12.20   $   11.34       $   10.04   $  12.62    $  12.12
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       27,334      27,256          17,697      6,473       1,414
---------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   12.39   $   11.42       $    9.89   $  13.27    $  12.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      126,015     127,613          84,689     37,645       8,363
---------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   13.12   $   11.92       $    9.90   $  14.71    $  14.01
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      169,708     175,685         141,905     75,948      17,150
---------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   12.61   $   12.14       $    9.68   $  19.90    $  18.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,476       7,762           7,019      4,042         800
---------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   15.84   $   12.04       $    8.99   $  16.46    $  14.29
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,127       2,475           2,070      1,013         213
---------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $    9.96   $    8.12       $    6.42   $   9.76    $  10.82
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,834       3,612           2,521      1,033         123
---------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   12.85   $   11.59       $    9.02   $  14.40    $  14.42
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        8,518       7,088           3,987      1,992         385
---------------------------------------------------------------------------------------------------------------------------
 EQ/BLACK ROCK INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   14.85   $   14.19       $   11.04   $  19.62    $  18.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,897       4,627           3,778      2,421         590
---------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $    2.38   $    2.09       $    1.90   $   2.84    $   2.77
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       13,840      12,019           8,373      3,300         989
---------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   10.25   $    9.23       $    7.14   $  13.22    $  11.94
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          731         723             594        324         101
---------------------------------------------------------------------------------------------------------------------------


I-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                            2010        2009            2008        2007        2006
---------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  10.69    $  9.59           $  7.28    $  12.38     $ 11.90
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      3,822      3,953             3,633       2,506         604
---------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  12.02    $ 10.52           $  8.11    $  13.61     $ 13.57
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      3,105      3,080             2,728       2,267         276
---------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  11.20    $  9.79           $  7.73    $  13.94     $ 13.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      6,298      6,300             3,919       2,328         869
---------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  10.49    $ 10.05           $  9.91    $  11.03     $ 10.84
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     10,201      9,215             3,840       3,598       1,106
---------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $   9.63    $  8.73           $  6.67    $  11.11     $ 10.85
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      8,228      8,363             7,157       3,823         406
---------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  12.27    $ 10.87           $  8.75    $  14.14     $ 13.65
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      9,058      8,430             4,505       2,496         553
---------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  12.94    $ 11.38           $  9.02    $  15.30     $ 13.60
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     10,227     11,370            10,424       5,402       1,416
---------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  10.01    $  9.11           $  7.07    $  10.51     $ 10.43
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      9,074      9,627             8,899       7,144         828
---------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $   8.19    $  7.52           $  5.93    $   9.52          --
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                     51,107     53,600            48,476      21,512          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  12.36    $ 11.42           $  9.92    $  11.67     $ 11.43
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      2,379      2,024             1,668       1,148         231
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  58.08    $ 44.36           $ 31.77    $  46.43     $ 43.04
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      2,518      2,346             1,862         981         156
---------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  11.92    $ 11.36           $ 11.29    $  10.74     $  9.95
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      5,692      5,026             4,266       1,405         316
---------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  23.84    $ 21.67           $ 14.63    $  34.76     $ 24.80
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      8,593      6,856             5,722       2,799         625
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                            $  10.99    $ 10.68           $ 11.07    $  10.83     $ 10.27
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      4,344      4,131             2,411         353          63
---------------------------------------------------------------------------------------------------------------------------

                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                            2010        2009            2008        2007        2006
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 15.18     $ 14.08         $ 10.54     $ 19.36     $ 17.03
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,762       5,399           3,339       1,892         625
---------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  5.58     $  5.80         $  4.28     $  7.26     $  6.33
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       8,917       7,396           5,559       3,231         363
---------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 12.24     $ 11.05         $  8.46     $ 14.23     $ 14.59
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,627       1,315             893         648         104
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 12.20     $ 10.82         $  8.67     $ 14.03     $ 13.69
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         636         588             365         162          37
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 13.40     $ 11.71         $  8.71     $ 13.84     $ 12.31
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,820       1,648           1,472         881         180
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 13.60     $ 12.04         $  9.04     $ 14.83     $ 13.00
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,994       1,863           1,333         747          58
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  5.92     $  5.24         $  4.45     $ 10.42     $ 11.22
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,116       2,573           1,673       1,065         314
---------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.61     $  9.54         $  8.03     $ 14.35     $ 15.23
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       4,942       5,376           5,760       5,014       1,142
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.64     $  9.18         $  7.87     $ 12.58     $ 12.32
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,286       1,771           1,289         975         291
---------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 12.27     $ 10.91         $  8.81     $ 12.92     $ 11.83
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,940       2,462           1,142         524          92
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 13.36     $ 10.76         $  8.00     $ 15.98     $ 14.99
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,233       5,325           3,947       2,442         587
---------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 14.68     $ 12.15         $  9.06     $ 15.19     $ 15.64
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       8,296       9,184           1,612       1,507         506
---------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.39     $ 10.53         $ 10.67     $ 10.58     $ 10.24
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,496       8,093           6,707       1,895         702
---------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  2.13     $  2.00         $  1.56     $  2.36     $  1.98
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       9,473       9,924           9,857       2,099         449
---------------------------------------------------------------------------------------------------------------------------



I-3 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                            2010        2009            2008        2007        2006
---------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  16.97    $  13.00         $  8.38     $ 16.12     $ 13.35
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,277       4,560           3,390       1,545         298
---------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   8.96    $   8.11         $  6.57     $ 10.75     $ 10.71
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,245       5,808           5,798       5,018         666
---------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  10.53    $   9.26         $  6.77     $ 11.58     $ 11.10
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       4,348       3,449           2,631       1,541         158
---------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   9.50    $   9.54         $  8.95     $  9.45     $  8.59
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      17,862      18,851           9,821       3,197         841
---------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  11.21    $  10.69         $ 10.21     $ 11.07     $ 10.73
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,967       4,912           1,880       1,453         364
---------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  14.46    $  11.64         $  9.35     $ 14.39     $ 14.85
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,026       4,873           2,215       1,354         370
---------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   6.22    $   5.42         $  3.85     $  6.75     $  6.37
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       9,277       7,194           2,900       1,437         154
---------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   8.66    $   8.13         $  6.33     $ 10.84     $ 10.76
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,019       5,026           4,870       4,461         526
---------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $   2.13    $   1.90         $  1.46     $  2.46     $  2.47
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,355       4,312           2,891       2,349         473
---------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  10.30    $   9.06         $  7.15     $ 11.48     $ 11.93
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,995       2,994           2,784       2,074         664
---------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  15.21    $  13.14         $  9.49     $ 13.28     $ 12.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,985       2,913             807         550          81
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  11.79    $  10.16         $  7.50     $ 14.25     $ 12.96
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       4,150       2,900             529         238          94
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  12.78    $  12.20         $ 11.41     $ 11.28     $ 10.76
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      11,264       8,726           2,680       1,109         333
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                             $  14.41    $  13.65         $ 10.65     $ 20.44     $ 18.42
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,852       3,873           2,606       1,524         386
---------------------------------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------------
                                                            2010        2009            2008        2007        2006
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 12.04     $ 10.94         $  8.36     $ 14.02     $ 13.53
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         928         759             507         349          62
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 13.31     $ 11.92         $  9.83     $ 15.92     $ 15.57
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,101       3,180           2,483       1,212         264
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 14.49     $ 11.57         $  8.27     $ 14.84     $ 13.44
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,136       1,900           1,229         725         212
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 16.45     $ 13.34         $  9.36     $ 14.81     $ 15.00
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,689       2,341           1,300         778         224
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.89     $ 10.34         $  9.56     $ 12.66     $ 12.44
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,634       3,205           2,102       1,768         448
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  4.98     $  3.95         $  2.98     $  5.21     $  5.09
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       7,726       7,492           4,840       3,439         574
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 12.49     $ 10.17         $  8.15     $ 13.29     $ 14.93
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,478       1,415             910         704         327
---------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 13.76     $ 11.84         $  7.57     $ 14.50     $ 12.42
---------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,303       3,012           1,902         986         112
---------------------------------------------------------------------------------------------------------------------------


I-5 APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                  --------------------------------------------------------------------------------------------------
                                      2010      2009      2008       2007      2006     2005    2004     2003     2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 11.43   $ 10.26   $ 8.19   $ 13.68    $ 13.09  $ 11.28  $ 10.60      --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of   44,516    47,988   44,143    31,080      6,793      342      120      --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 11.31   $ 10.71   $ 9.90   $ 11.30    $ 10.85  $ 10.36  $ 10.27      --       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of   25,752    25,907   18,171     4,087      1,202      501      286      --       --          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 11.25   $ 10.48   $ 9.30   $ 11.73    $ 11.29  $ 10.55  $ 10.38      --       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of   20,999    20,920   16,064     7,023      2,537      671      279      --       --          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 46.26   $ 42.75   $ 37.11  $ 49.91    $ 47.71  $ 43.93  $ 42.57 $ 39.77  $ 33.91     $ 39.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of   22,543    23,023    18,036    9,394      3,387      762      659     461      279         110
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 11.66   $ 10.61   $ 8.84   $ 13.16    $ 12.57  $ 11.15       --      --       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of  139,811   147,651  130,940    85,777     22,340    2,035       --      --       --          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 12.44   $ 12.01   $ 9.60   $ 19.79    $ 17.99  $ 14.79  $ 13.03 $ 11.20   $ 8.42     $ 9.51
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of    6,247     6,599    6,749     5,611      1,983    1,000    1,008   1,052      135          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 19.54   $ 14.90   $ 11.15  $ 20.47    $ 17.82  $ 16.60  $ 15.12 $ 13.48   $ 9.71     $ 14.14
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of    2,770     2,587    2,766    2,301       1,922    1,979    2,313   2,809    3,037       2,971
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 9.85   $ 8.05     $ 6.38    $ 9.73    $ 10.82       --       --      --       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of    2,403    2,073     1,829       936        153       --       --      --       --          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 20.92   $ 18.92  $ 14.75   $ 23.62    $ 23.71  $ 19.92  $ 19.65 $ 18.05  $ 13.98     $ 17.04
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of    5,037     4,776    3,421     2,381      1,301    1,147    1,430   1,339    1,334       1,071
  units outstanding (000's)
 -----------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
 -----------------------------------------------------------------------------------------------------------------------------------
  Unit value                         $ 18.30   $ 17.53  $ 13.67   $ 24.36    $ 22.46  $ 18.15  $ 16.63 $ 13.89  $ 11.02     $ 13.42
 ----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of    5,532     5,490    5,347     4,881      3,580    3,145    3,356   3,673    4,227       4,268
  units outstanding (000's)
 -----------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-6

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2010       2009       2008          2007       2006       2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $   5.68   $   4.98   $   4.54      $   6.81   $   6.67   $   5.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           6,127      5,308      3,897         2,391      1,207        536
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $   7.57   $   6.83   $   5.30      $   9.83   $   8.91   $   8.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of             620        641        636           349        147         65
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  11.44   $  10.29   $   7.83      $  13.35   $  12.86   $  12.16
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           2,778      2,912      3,107         3,136      2,540      2,470
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  11.29   $   9.90   $   7.65      $  12.88   $  12.87   $  11.67
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           5,007      5,543      6,117         7,563      4,914      5,540
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 203.81   $ 178.67   $ 141.42      $ 255.59   $ 250.91   $ 230.23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of             467        502        423           392        361        370
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  13.48   $  12.94   $  12.80      $  14.28   $  14.07   $  13.73
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           9,069      8,565      6,813         8,678      7,950      8,015
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $   9.52   $   8.65   $   6.63      $  11.07   $  10.84         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           5,553      6,031      5,304         3,797        665         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  25.98   $  23.07   $  18.62      $  30.17   $  29.20   $  15.77
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           5,014      4,766      4,288         4,204      3,534      3,726
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $  15.32   $  13.50   $  10.73      $  18.25   $  16.26   $  15.11
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           7,854      9,136      9,050         5,863      2,666      1,390
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $   9.90   $   9.03   $   7.03      $  10.47   $  10.42         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of           7,472      8,263      8,326         6,851      1,076         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $   8.12   $   7.47   $   5.90      $   9.50         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of          27,864     29,210     27,745        13,483         --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                                   ---------------------------------------------------------------------------------
                                                        2004          2003          2002           2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $   5.59            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                       306            --            --             --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $   8.03      $   7.87      $   6.25       $   8.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                        88           101            79             19
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  11.75            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                     2,815            --            --             --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  11.18      $  10.23      $   7.91       $  10.66
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                     6,418         6,957         7,543          2,052
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $ 224.21      $ 199.56      $ 135.53       $ 206.51
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                       430           484           521            499
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  13.65      $  13.32      $  13.09       $  12.13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                     8,979        10,672        12,695          8,943
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                        --            --            --             --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  25.07      $  23.10      $  18.36       $  24.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                     4,345         4,750         5,020          4,534
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                         $  13.86      $  12.74      $   9.87       $  11.33
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                     1,251         1,338           701             89
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                        --            --            --             --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of                        --            --            --             --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-7 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                        2010     2009      2008     2007     2006     2005     2004      2003     2002       2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 12.40  $ 11.49   $ 10.01  $ 11.80  $ 11.59  $ 10.49       --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,245    1,717     1,577    1,416      425       11       --        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 35.38  $ 27.10   $ 19.46  $ 28.50  $ 26.49  $ 22.64  $ 22.05        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     4,112    3,958     3,270    2,211      519      111       63       --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 11.76  $ 11.24   $ 11.19  $ 10.68   $ 9.92   $ 9.74       --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     5,515    5,491     5,387    1,997      457        9       --        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 17.60  $ 16.04   $ 10.86  $ 25.86  $ 18.50  $ 13.71  $ 10.48    $ 8.61   $ 5.61     $ 6.06
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     8,828    9,622     8,369    5,992    2,602    1,632    1,515     1,462    1,464      1,482
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 19.44  $ 18.94   $ 19.69  $ 19.30  $ 18.35  $ 18.07  $ 18.13   $ 18.07  $ 17.97    $ 16.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,228    2,248     2,058      813      747      873    1,061     1,357    1,226         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 12.62  $ 11.73    $ 8.81  $ 16.22  $ 14.30  $ 12.18  $ 10.56    $ 9.44   $ 7.23     $ 8.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     6,351    6,484     4,686    3,598    2,904    2,599    2,863     2,832    2,786      2,530
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 14.61  $ 12.91    $ 9.55  $ 16.25  $ 14.20  $ 11.48       --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     3,917    3,313     2,704    1,865      310        5       --        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 13.09  $ 11.83    $ 9.09  $ 15.32  $ 15.76  $ 13.30  $ 12.99   $ 11.90   $ 9.53    $ 11.97
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,986    2,758     2,921    3,721    4,048    4,589    5,234     6,009    6,939      6,123
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 9.18   $ 8.17    $ 6.56  $ 10.64  $ 10.41   $ 9.36   $ 8.87    $ 8.08   $ 6.73     $ 8.66
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,525    2,683     2,845    3,557    4,130    4,965    5,788     6,613    7,231      7,160
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 7.42   $ 6.50    $ 4.85  $ 7.72    $ 6.88   $ 7.03   $ 6.21    $ 5.82   $ 4.80     $ 7.08
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     7,310    7,663     7,722    7,920    7,569    9,117   10,421    11,828   13,521     14,217
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 15.32  $ 13.60   $ 10.24  $ 16.84  $ 14.80  $ 13.94  $ 12.99   $ 11.72   $ 9.20    $ 14.23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,793    3,016     2,719    2,698    2,090    2,422    2,867     3,344    3,796      4,345
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-8

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                        2010     2009    2008     2007      2006     2005     2004      2003     2002       2001
------------------------------------------------------------------------------------------------------------------------------------
  EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 5.84    $ 5.18  $ 4.42   $ 10.36   $ 11.19  $ 10.64       --        --       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,766     2,425   1,742     1,312       738      113       --        --       --          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $12.15   $ 10.95  $ 9.24   $ 16.56   $ 17.62  $ 14.75  $ 14.21   $ 12.72  $ 10.04     $ 11.80
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     6,685     7,574   8,454     9,126     5,695    5,091    5,823     6,106    6,520       4,851
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $10.45    $ 9.03  $ 7.77   $ 12.44   $ 12.21  $ 10.58       --        --       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,198     1,759   1,303     1,062       501       58       --        --       --          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $12.01   $ 10.71  $ 8.66   $ 12.75   $ 11.70  $ 10.55       --        --       --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,449     2,041   1,080       497       138       45       --        --       --          --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $11.20    $ 9.04  $ 6.74   $ 13.50   $ 12.70  $ 11.56  $ 11.04    $ 9.67   $ 6.84      $ 8.52
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     7,480     7,799   7,091     6,060     4,317    4,297    4,997     5,343    5,392       4,418
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $16.00   $ 13.27  $ 9.92   $ 16.67   $ 17.21  $ 15.54  $ 14.18   $ 12.22   $ 9.32     $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     7,106     8,258   3,049     3,624     3,215    3,279    3,574     3,783    4,067       3,015
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $28.05   $ 28.48   28.93   $ 28.78   $ 27.92  $ 27.14  $ 26.87   $ 27.08   $ 27.35    $ 27.44
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,790     3,955   5,634     3,506     2,933    1,954    2,306     3,186     4,967      4,110
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 5.16    $ 4.85  $ 3.79    $ 5.74    $ 4.83   $ 4.54   $ 4.38        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     5,560     6,055   5,847     1,806       155       14        6        --        --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $16.73   $ 12.84  $ 8.31   $ 16.02   $ 13.29  $ 12.36       --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     5,888     5,105   3,782     2,291       361       40       --        --        --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 8.86    $ 8.04  $ 6.53   $ 10.71   $ 10.70       --       --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     3,351     3,613   3,890     3,519       623       --       --        --        --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $10.42    $ 9.18  $ 6.73   $ 11.54   $ 11.09       --       --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     3,598     3,094   2,347     1,565       227       --       --        --        --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-9 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                        2010     2009    2008     2007      2006     2005     2004      2003     2002       2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 10.73   $ 10.81  $ 10.17  $ 10.76   $ 9.81  $ 9.92        --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of    16,269    17,971   11,794    3,625    1,202     300        --        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 16.49   $ 15.77  $ 15.10  $ 16.41  $ 15.95 $ 15.60   $ 15.54   $ 15.21  $ 14.92         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     4,269     3,756    1,534    1,355      630     455       480       519      474         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 16.22   $ 13.10  $ 10.55  $ 16.27  $ 16.83 $ 14.52   $ 14.15   $ 12.21   $ 8.50    $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     4,357     4,503    2,777    2,196    1,231     854     1,001     1,152      974        825
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 15.37   $ 13.41   $ 9.55  $ 16.79  $ 15.90   16.83   $ 16.44        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     4,145     3,402    2,310    2,146       71      15        --        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 8.57    $ 8.06   $ 6.29  $ 10.80  $ 10.75      --        --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     3,481     3,207    3,287    2,998      531      --        --        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                           $ 5.25    $ 4.71   $ 3.62   $ 6.12   $ 6.15  $ 5.47    $ 5.10        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,555     2,496    2,130    1,796      424     102         6        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 10.15    $ 8.95   $ 7.08  $ 11.41  $ 11.88 $ 10.41        --        --       --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,134     2,153    2,035    1,990      900     131        --        --       --         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADDVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 10.94    $ 9.47   $ 6.86   $ 9.62   $ 8.78  $ 8.42    $ 8.23    $ 7,80   $ 5.74     $ 7.67
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     5,391     3,886    1,482    1,089      319     349       400       500      378        182
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 51.49   $ 44.47  $ 32.90  $ 62.68  $ 57.17 $ 55.24   $ 51.85   $ 46.99  $ 34.70    $ 49.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     1,021       764      210      180      171     172       181       211      241        249
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 13.40   $ 12.81  $ 12.02  $ 11.91  $ 11.39 $ 11.14   $ 11.13   $ 10.88  $ 10.65         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     9,742     7,487    3,422    2,253    1,474   1,199     1,470     1,625    1,594         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 12.99   $ 12.33   $ 9.64  $ 18.56  $ 16.77 $ 13.59   $ 11.96   $ 10.30   $ 7.79         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     4,046     4,312    3,649    2,753    1,168     480       411       323      108         --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-10

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                        2010     2009    2008     2007      2006     2005     2004      2003     2002       2001
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 10.76  $ 9.80   $ 7.51   $ 12.62   $ 12.21  $ 10.92  $ 10.39    $ 9.62  $ 7.63           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     1,066   1,086      981       750       346      269      397       296     201           --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 12.03 $ 10.80   $ 8.93   $ 14.50   $ 14.21  $ 12.10  $ 11.47   $ 10.18  $ 7.89           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     3,050   3,315    3,416     2,431     1,285      919      809       635     503           --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 11.54  $ 9.24   $ 6.62   $ 11.92   $ 10.82  $ 10.03   $ 9.40    $ 8.54  $ 6.19           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,479   2,357    1,770     1,398       884      663      773       720     427           --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 14.96 $ 12.17   $ 8.56   $ 13.58   $ 13.78  $ 12.20  $ 11.54   $ 10.18  $ 7.35           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,739   2,667    1,982     1,394       838      550      720       545     364           --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 27.03 $ 25.75  $ 23.85   $ 31.67   $ 31.19  $ 28.82  $ 28.41   $ 26.55 $ 22.00      $ 23.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     2,079   1,890    1,874     2,103     1,654    1,626    1,924     2,218   1,906        1,632
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 8.37   $ 6.66   $ 5.03    $ 8.83    $ 8.65   $ 7.97   $ 7.53        --      --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     4,459   4,460    3,484     2,924       627      195       11        --      --           --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 15.99 $ 13.05  $ 10.48   $ 17.14   $ 19.31    16.89  $ 16.39   $ 14.22 $ 10.51      $ 12.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     1,878   1,909    1,879     2,209     2,465    2,629    3,013     3,182   3,460        2,447
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                          $ 11.50  $ 9.92   $ 6.36   $ 12.21   $ 10.49   $ 9.93   $ 9.07   $ 8.77   $ 5.65           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of     5,183   5,240    4,243     3,629     2,459    2,792    3,478      278      386           --
  units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------



I-11 APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                           2010      2009     2008     2007      2006     2005     2004      2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.56   $ 11.29   $ 9.02   $ 15.09   $ 14.45  $ 12.46  $ 11.72   $ 10.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      86,614    91,369   88,738    64,596    32,813   12,508    4,674       195
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.75   $ 11.14  $ 10.32   $ 11.79   $ 11.33  $ 10.83  $ 10.75   $ 10.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      54,990    56,858   42,602    10,068     5,935    3,738    1,736       116
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.89   $ 11.08   $ 9.85   $ 12.43   $ 11.98  $ 11.20  $ 11.03   $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      46,837    48,383   39,676    23,580    16,150    9,271    3,928       215
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.14   $ 11.23   $ 9.76   $ 13.13   $ 12.57  $ 11.58  $ 11.24   $ 10.51
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     182,689   187,530  162,336   117,390    83,885   52,197   21,440       970
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.79   $ 11.66   $ 9.72   $ 14.48   $ 13.84  $ 12.29  $ 11.72   $ 10.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     306,839   319,013  307,331   240,939   152,231   69,680   21,528       560
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.34   $ 11.92   $ 9.54   $ 19.68   $ 17.91  $ 14.74  $ 13.00   $ 11.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,663    11,782   12,678    12,529     7,675    3,716    1,270        66
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.48   $ 11.81   $ 8.85   $ 16.27   $ 14.18  $ 13.22  $ 12.06   $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,251     3,707    4,155     3,846     2,926    1,783      913        81
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 9.81    $ 8.02   $ 6.36    $ 9.71   $ 10.81       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,425     4,217    3,589     2,069       384       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.56   $ 11.37   $ 8.88   $ 14.23   $ 14.30  $ 12.02  $ 11.87   $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,750     9,718    8,195     7,001     5,785    4,888    3,020       210
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.52   $ 13.92  $ 10.87   $ 19.38   $ 17.89  $ 14.47  $ 13.27   $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,253     9,672    8,942     9,184     7,223    4,026    1,161        30
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 5.61    $ 4.93   $ 4.49    $ 6.74    $ 6.61   $ 5.80   $ 5.55        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,596     7,687    6,763     5,771     4,814    3,177      208        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.01    $ 9.04   $ 7.03   $ 13.04   $ 11.83  $ 11.43  $ 10.68   $ 10.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         913       976      994       982       894      571      194         5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.45    $ 9.41   $ 7.17   $ 12.24   $ 11.80  $ 11.17  $ 10.80   $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,619    10,253   10,512     9,279     6,225    2,419      273        15
------------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-12

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                           2010      2009     2008     2007      2006     2005     2004      2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.74   $ 10.31   $ 7.97   $ 13.44   $ 13.44  $ 12.20  $ 11.69   $ 10.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      13,284    14,379   15,308    17,200     6,674    4,879    2,900        86
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.08    $ 9.72   $ 7.70   $ 13.93   $ 13.69  $ 12.58  $ 12.26   $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,497     8,285    7,635     7,057     7,207    5,402    2,957       158
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.25    $ 9.85   $ 9.76   $ 10.89   $ 10.74  $ 10.50  $ 10.44   $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      15,758    15,630   13,286    14,134    11,680    7,995    3,501       284
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 9.48    $ 8.63   $ 6.61   $ 11.06   $ 10.84       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      12,024    12,570   12,038     7,823     1,788       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.01   $ 10.68   $ 8.63   $ 14.00   $ 13.56  $ 11.98  $ 11.67   $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      17,472    16,494   13,591    11,756     9,866    7,495    4,181       204
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.63   $ 11.14   $ 8.86   $ 15.09   $ 13.45  $ 12.51  $ 11.49   $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      21,844    25,216   27,244    25,093    20,022   11,881    5,249       435
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 9.86     $ 9.00   $ 7.01   $ 10.46   $ 10.42       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     20,186     26,123   22,020    19,931     3,992       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 8.09     $ 7.45   $ 5.90    $ 9.50        --       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     72,176     77,428   73,834    36,003        --       --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 12.33    $ 11.44   $ 9.97   $ 11.77   $ 11.57  $ 10.48       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      3,441      2,904    2,617     2,502     1,759      442       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 34.59    $ 26.51  $ 19.06   $ 27.94   $ 26.00  $ 22.24  $ 21.68        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      4,778      4,361    4,032     3,011     1,796      802       76        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 11.70    $ 11.19  $ 11.16   $ 10.65    $ 9.91   $ 9.74       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     10,881      9,976    8,932     4,959     2,013      172       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 23.30    $ 21.26  $ 14.40   $ 34.34   $ 24.59  $ 18.24  $ 13.97   $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     10,073     10,747    9,040     8,306     6,050    3,408    1,047        46
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 10.78    $ 10.51  $ 10.94   $ 10.74   $ 10.22  $ 10.07  $ 10.12   $ 10.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      5,599      6,213    5,624     2,177     1,691    1,398      905        69
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 14.82    $ 13.80  $ 10.36   $ 19.11   $ 16.87  $ 14.38  $ 12.48   $ 11.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     12,040     12,800   12,557    12,092    11,624    7,243    3,564       178
------------------------------------------------------------------------------------------------------------------------------------


I-13 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                            2010      2009     2008     2007      2006     2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.52    $ 12.85   $ 9.52   $ 16.21   $ 14.18   $ 11.48       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,236      5,774    4,806     3,860     1,674       373       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.97    $ 10.84   $ 8.33   $ 14.06   $ 14.47   $ 12.22  $ 11.96   $ 10.97
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,399      2,250    2,028     2,094     1,769     1,018      473        42
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.92    $ 10.61   $ 8.53   $ 13.85   $ 13.56   $ 12.21  $ 11.58   $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       1,657      1,676    1,341     1,364     1,455     1,271      643        69
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.08    $ 11.47   $ 8.57   $ 13.66   $ 12.19   $ 12.46  $ 11.02   $ 10.34
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       3,861      4,165    4,045     3,311     2,506     1,386      595        44
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.29    $ 11.81   $ 8.90   $ 14.66   $ 12.89   $ 12.16  $ 11.34   $ 10.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,226      2,475    2,429     2,960     1,215       705      369        29
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 5.81     $ 5.16   $ 4.40   $ 10.34   $ 11.17   $ 10.63       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,525      6,971    6,687     7,005     5,957       563       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.37     $ 9.36   $ 7.90   $ 14.17   $ 15.10   $ 12.65  $ 12.20   $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      14,184     15,820   17,618    19,894    14,100     9,522    5,080       310
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.39     $ 8.99   $ 7.74   $ 12.41   $ 12.19   $ 10.58       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,897      4,379    3,958     3,773     3,163       874       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.94    $ 10.66   $ 8.63   $ 12.71   $ 11.68   $ 10.54       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       4,125      4,065    2,823     1,698     1,248       527       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 13.03    $ 10.54   $ 7.86   $ 15.77   $ 14.84   $ 13.53  $ 12.93   $ 11.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,198     10,675   10,589    10,337     8,706     5,920    3,260       291
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.35    $ 11.92   $ 8.92   $ 15.00   $ 15.51   $ 14.02  $ 12.80   $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      16,208     19,394    5,726     6,668     6,490     4,526    2,213       149
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.25    $ 10.42  $ 10.59   $ 10.55   $ 10.24    $ 9.97  $ 9.87     $ 9.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      10,912     19,099   26,885     8,854     4,632     2,041   1,005         42
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 5.10     $ 4.79   $ 3.76    $ 5.69    $ 4.79    $ 4.51  $ 4.35         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,667      7,498    8,750     4,503     1,430       883      38         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 16.63    $ 12.78   $ 8.28   $ 15.97   $ 13.27   $ 12.35      --         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,351      7,909    6,915     5,059     2,350       533      --         --
------------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-14

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                            2010      2009     2008     2007      2006     2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 8.82     $ 8.01    $ 6.51   $ 10.70   $ 10.70     --          --       --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      9,869     11,439    11,898    12,811     2,470     --          --       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.37    $ 9.15    $ 6.71   $ 11.52   $ 11.08     --          --       --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,724     5,394     4,013     2,779       367     --          --       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.67   $ 10.76   $ 10.13   $ 10.73    $ 9.79  $ 9.91         --       --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      36,696    39,919    25,636    14,527     8,303   3,300         --       --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.98   $ 10.51   $ 10.07   $ 10.96   $ 10.66 $ 10.44    $ 10.40   $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,470     9,834     4,558     4,138     3,340   2,303      1,119        95
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.13   $ 11.42    $ 9.21   $ 14.21   $ 14.72 $ 12.72    $ 12.40   $ 10.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,175     7,505     4,820     4,773     4,061   2,210      1,215        79
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 15.02   $ 13.12    $ 9.36   $ 16.46   $ 15.61 $ 16.53    $ 16.17        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       5,568     5,286     3,779     3,120       907     526         22        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 8.53    $ 8.03    $ 6.28   $ 10.79   $ 10.75      --         --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,076     8,585     9,057    10,518     2,001      --         --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 5.18    $ 4.66    $ 3.58    $ 6.07    $ 6.10  $ 5.43     $ 5.07        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,626     2,887     3,308     3,079     2,346     952         71        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 10.09    $ 8.91    $ 7.05   $ 11.38   $ 11.86 $ 10.41         --        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       9,622    10,345    10,821     9,921     7,856   2,852         --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.86   $ 12.88    $ 9.34   $ 13.11   $ 11.98 $ 11.50    $ 11.25   $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       6,166     5,221     2,848     2,691     1,979   1,528      1,146       126
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.60   $ 10.03    $ 7.43   $ 14.17   $ 12.93 $ 12.51    $ 11.75   $ 10.66
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       8,625     5,825     1,350     1,191       976     442        210        15
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.43   $ 11.90   $ 11.17   $ 11.08   $ 10.61 $ 10.39    $ 10.38   $ 10.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      18,690    19,288    11,031     6,566     5,315   4,566      2,210       301
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 14.06   $ 13.36   $ 10.46   $ 20.15   $ 18.23 $ 14.79    $ 13.02   $ 11.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       7,570     8,035     7,867     7,136     5,220   2,536      1,127        65
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.75   $ 10.71    $ 8.22   $ 13.82   $ 13.38 $ 11.98    $ 11.41   $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       2,716     2,563     1,797     1,624     1,487   1,016        456        20
------------------------------------------------------------------------------------------------------------------------------------


I-15 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                            2010      2009     2008     2007      2006     2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 12.98    $ 11.67   $ 9.65   $ 15.69   $ 15.40  $ 13.12   $ 12.46   $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      5,659      6,264    6,951     6,335     5,165    3,109     1,455        59
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 14.13    $ 11.32   $ 8.12   $ 14.63   $ 13.30  $ 12.33   $ 11.57   $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      4,760      4,627    4,317     3,883     3,570    2,515     1,381        97
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 16.04    $ 13.06   $ 9.20   $ 14.60   $ 14.83  $ 13.15   $ 12.45   $ 10.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      4,840      4,569    4,175     4,025     3,627    2,566     1,506       103
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 10.70    $ 10.21   $ 9.46   $ 12.58   $ 12.40  $ 11.47   $ 11.32   $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      8,961      8,522    6,601     7,716     6,956    5,292     3,135       282
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 8.27     $ 6.59   $ 4.98    $ 8.75    $ 8.58   $ 7.91    $ 7.49        --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      7,044      7,464    6,845     6,231     3,530    1,416        31        --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 12.21     $ 9.97   $ 8.02   $ 13.12   $ 14.80  $ 12.96   $ 12.59   $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      5,724      6,164    6,403     7,224     7,719    5,307     2,979       191
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 13.42    $ 11.59   $ 7.44   $ 14.29   $ 12.29  $ 11.65   $ 10.64   $ 10.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      5,979      5,856    4,301     3,743     2,164    1,431       675        35
------------------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-16

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                            2010      2009     2008     2007      2006     2005      2004      2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.51    $ 11.26   $ 9.00   $ 15.05   $ 14.43  $ 12.45   $ 11.72   $ 10.66          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units   7,808      8,367    8,484     6,377     3,109    1,519       656        32          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.71    $ 11.11   $ 10.29  $ 11.76   $ 11.31  $ 10.82   $ 10.74   $ 10.30          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units   6,707      7,276     5,824    2,454     1,800    1,000       281         1          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 11.85    $ 11.05   $ 9.82   $ 12.40   $ 11.96  $ 11.19   $ 11.02   $ 10.41          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units   4,498      4,925    4,505     2,753     3,022    2,176       414        84          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 44.54    $ 41.22  $ 35.84   $ 48.27   $ 46.21  $ 42.61   $ 41.36   $ 38.70     $ 33.05
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units   4,434      4,527    4,019     3,098     2,325    1,725       893       383          86
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.74    $ 11.62   $ 9.69   $ 14.45   $ 13.82  $ 12.28   $ 11.71   $ 10.66          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units  24,916     27,631   27,177    23,506    14,705    6,917     2,788        46          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 12.15    $ 11.74   $ 9.40   $ 19.41   $ 17.67  $ 14.55   $ 12.84   $ 11.05      $ 8.32
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units   1,511      1,714    1,924     2,236     1,508    1,037       649       530         142
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 19.14    $ 14.61  $ 10.96   $ 20.14   $ 17.56  $ 16.39   $ 14.95   $ 13.34      $ 9.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units     455        346      421       443       462      372       312       478         121
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 9.79      $ 8.01   $ 6.36    $ 9.71   $ 10.81       --        --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    382         380      377       421        38       --        --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 20.49    $ 18.56  $ 14.49   $ 23.24   $ 23.37  $ 19.66   $ 19.43   $ 17.87     $ 13.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units     954        880      834       842       856      849       802       502         184
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                              $ 17.93    $ 17.19  $ 13.43   $ 23.97   $ 22.13  $ 17.91   $ 16.44   $ 13.75    $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units     914        984    1,000     1,136     1,052      782       522       441        161
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-17 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                             2010      2009     2008     2007      2006     2005      2004      2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 5.57    $ 4.90    $ 4.47   $ 6.71    $ 6.59   $ 5.78    $ 5.54        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      806       611       730      571       504      326        15        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 7.44    $ 6.72    $ 5.23   $ 9.71    $ 8.81   $ 8.51    $ 7.96    $ 7.82      $ 6.22
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      129       265       286      373       353      314       204                    42
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.21   $ 10.09    $ 7.70  $ 13.14   $ 12.67  $ 12.00   $ 11.62   $ 11.20      $ 9.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,267     1,490     1,426    1,289     1,484      351       160                    40
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 11.09    $ 9.74    $ 7.54  $ 12.71   $ 12.72  $ 11.55   $ 11.08    $ 10.1      $ 7.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    2,012     2,196     2,528    3,063     1,393    1,585     1,200       776         200
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $193.27  $ 169.68  $ 134.51 $ 243.48  $ 239.38 $ 219.99  $ 214.55  $ 191.26    $ 130.09
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       55        60        63       65        73       73        64        29           9
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 13.22   $ 12.71   $ 12.59  $ 14.07   $ 13.88  $ 13.57   $ 13.50   $ 13.20     $ 12.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,424     1,504     1,216    1,473     1,477    1,527     1,343     1,175         441
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 9.46    $ 8.61    $ 6.60  $ 11.05   $ 10.84       --        --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,664     1,601     1,517    1,189       216       --        --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 25.32   $ 22.52   $ 18.20  $ 29.54   $ 28.64  $ 25.31   $ 24.66   $ 22.76     $ 18.11
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,278     1,432     1,308    1,547     1,418    1,604     1,386     1,074         399
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 15.10   $ 13.33   $ 10.61  $ 18.08   $ 16.13  $ 15.01   $ 13.79   $ 12.69      $ 9.85
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    2,210     2,904     3,228    3,346     2,714    2,354     1,938     1,510         386
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 9.83    $ 8.99    $ 7.01  $ 10.45   $ 10.42       --        --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,643     1,908     1,649    1,574       368       --        --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 8.07    $ 7.44    $ 5.89   $ 9.49        --       --        --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    4,481     4,971     5,195    2,805        --       --        --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION I-18

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                             2010      2009     2008     2007      2006     2005      2004      2003        2002
------------------------------------------------------------------------------------------------------------------------------------
  EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 12.30   $ 11.41   $ 9.95   $ 11.75   $ 11.56  $ 10.48        --       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       286       248      305       337       193       77        --       --           --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 34.20   $ 26.23  $ 18.86   $ 27.67   $ 25.76  $ 22.05   $ 21.50       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       678       666      610       618       233       79         9       --           --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 11.67   $ 11.16  $ 11.14   $ 10.64    $ 9.90   $ 9.74        --       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units     1,235     1,037    1,063       476       185        8        --       --           --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 17.25   $ 15.74  $ 10.67   $ 25.45   $ 18.23  $ 13.53   $ 10.37    $ 8.53     $ 5.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units     1,440     1,600    1,528     1,726     1,239      755       609       457         69
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 18.86   $ 18.41  $ 19.16   $ 18.82   $ 17.92  $ 17.67   $ 17.76   $ 17.72     $ 17.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       948       875      948       404       376      481       416       458         259
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 12.39   $ 11.54   $ 8.68   $ 16.01   $ 14.13  $ 12.06   $ 10.47    $ 9.38      $ 7.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units     2,230     2,278    2,341     2,289     3,208    2,337     1,926     1,026         282
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 14.48   $ 12.82   $ 9.50   $ 16.18   $ 14.17  $ 11.47        --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units     1,214       777      796       665       269       56        --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 12.82   $ 11.61   $ 8.93   $ 15.08   $ 15.53  $ 13.12   $ 12.84   $ 11.78      $ 9.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       256       275      280       288       351      347       370       307         128
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 9.02     $ 8.03   $ 6.46   $ 10.50   $ 10.28   $ 9.26    $ 8.79    $ 8.03      $ 6.69
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       330       367      389       458       510      603       610       598         229
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 7.29     $ 6.39   $ 4.78    $ 7.62    $ 6.80   $ 6.96    $ 6.16    $ 5.78      $ 4.77
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       906     1,047    1,004     1,050     1,042    1,055       981       856         341
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 15.00   $ 13.34  $ 10.06     16.57   $ 14.58  $ 13.76   $ 12.84   $ 11.60      $ 9.12
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       204       249      298       492       192      184       149        93          38
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-19 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                             2010      2009     2008     2007      2006     2005      2004      2003        2002
------------------------------------------------------------------------------------------------------------------------------------
  EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 5.80    $ 5.15    $ 4.39   $ 10.32   $ 11.17  $ 10.63        --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      832       868       847       809       532      144        --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $11.91   $ 10.76    $ 9.09   $ 16.31   $ 17.38  $ 14.57   $ 14.06   $ 12.60      $ 9.96
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    2,059     2,313     2,668     3,123     2,507    2,363     2,169      1,481        530
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $10.36    $ 8.97    $ 7.73   $ 12.39   $ 12.18  $ 10.57        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      406       344       351       369       308       83        --        --         --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $11.91   $ 10.63    $ 8.62   $ 12.70   $ 11.67  $ 10.54        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      473       455       425       442       196       84        --        --         --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $11.02    $ 8.92    $ 6.66   $ 13.35   $ 12.57  $ 11.47   $ 10.97    $ 9.62     $ 6.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,672     1,781     1,863     2,166     1,890    1,556     1,391       883        285
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $15.67   $ 13.01    $ 9.74   $ 16.40   $ 16.96  $ 15.34   $ 14.02   $ 12.10     $ 9.24
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,830     2,158       902     1,069     1,156    1,107     1,007       636        237
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $26.82   $ 27.28   $ 27.75   $ 27.65   $ 26.86  $ 26.15   $ 25.92   $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      729     1,227     1,943     1,051     1,102      845       349       434        630
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 5.07    $ 4.77    $ 3.74    $ 5.66    $ 4.77   $ 4.49    $ 4.34        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      964     1,099     1,560       657        83       72        22        --         --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $16.59   $ 12.75    $ 8.26   $ 15.95   $ 13.26  $ 12.34        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      889       885       695       782       297      179        --        --         --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 8.80    $ 8.00    $ 6.50   $ 10.69   $ 10.70       --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,238     1,402     1,644     1,727       258       --        --        --         --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $10.35    $ 9.14    $ 6.71   $ 11.51   $ 11.08       --        --        --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    1,073       860       786       674        83       --        --        --         --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-20

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                             2010      2009     2008     2007      2006     2005      2004      2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.64    $ 10.73   $ 10.11  $ 10.72   $ 9.78   $ 9.91         -         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    3,294      3,673     2,525    1,235      730      286         --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 16.06    $ 15.38   $ 14.75  $ 16.06  $ 15.63  $ 15.31    $ 15.27   $ 14.97     $ 14.71
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      941      1,133       502      626      590      573        555       512         198
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 15.91    $ 12.86   $ 10.37  $ 16.02  $ 16.60  $ 14.35    $ 14.00   $ 12.10      $ 8.44
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      850      1,024       720      71       744       59        575       449         122
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 14.85    $ 12.98    $ 9.26  $ 16.30  $ 15.46  $ 16.39    $ 16.03        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      606        610       421      401       47       41          6        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 8.51     $ 8.02    $ 6.27  $ 10.78  $ 10.75       --         --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      694        735       848      853      178       --         --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 5.15     $ 4.63    $ 3.56   $ 6.04   $ 6.07   $ 5.41     $ 5.05        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      161        166       153       89      104       69         --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.07     $ 8.89    $ 7.04  $ 11.36  $ 11.85  $ 10.40         --        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      587        490       545      539      602      296         --        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 10.74     $ 9.31    $ 6.75   $ 9.49   $ 8.67   $ 8.33     $ 8.15    $ 7.75      $ 5.70
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      957        537       353      249      215      280        377       218          32
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 49.57    $ 42.88   $ 31.77  $ 60.62  $ 55.37  $ 53.59    $ 50.38   $ 45.72     $ 33.82
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      250        144        53       56       47       25         28        10           4
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 13.21    $ 12.66   $ 11.89  $ 11.80  $ 11.30  $ 11.08    $ 11.07   $ 10.84     $ 10.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units    3,414      3,238     3,511    1,494    2,030    1,611      1,424     1,202         628
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                               $ 12.81    $ 12.18    $ 9.54  $ 18.39  $ 16.64  $ 13.51    $ 11.90   $ 10.27      $ 7.78
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units      842        967       951    1,047    1,030      783        806       360         135
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-21 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                             2010      2009     2008     2007      2006     2005      2004      2003        2002
------------------------------------------------------------------------------------------------------------------------------------
  MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 10.61   $ 9.68    $ 7.43   $ 12.50   $ 12.11  $ 10.85   $ 10.34    $ 9.59      $ 7.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       416      452       447       473       453      353       272       238         104
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 11.87  $ 10.67    $ 8.83   $ 14.37   $ 14.10  $ 12.02   $ 11.42   $ 10.15      $ 7.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       753      860       921     1,210     1,363    1,238     1,242       726         316
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 11.39   $ 9.13    $ 6.55   $ 11.81   $ 10.74   $ 9.96    $ 9.35    $ 8.52      $ 6.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       783      810       813       934     1,035    1,075     1,055       731         292
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 14.76  $ 12.02    $ 8.47   $ 13.46   $ 13.68  $ 12.13   $ 11.49   $ 10.15      $ 7.34
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       760      803       727       805     1,010      876     1,011       560         206
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 26.06  $ 24.86   $ 23.07   $ 30.68   $ 30.26  $ 28.00   $ 27.64   $ 25.87     $ 21.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       641      663       523       526       758      755       771       557         125
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $ 8.22   $ 6.55    $ 4.95    $ 8.71    $ 8.54   $ 7.89    $ 7.46        --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       746      786       687       788       475      242        59        --          --
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 15.68  $ 12.81   $ 10.31   $ 16.88   $ 19.05  $ 16.69   $ 16.22   $ 14.09     $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       612      586       666       748     1,201      991       884       641         270
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                $ 11.34   $ 9.80    $ 6.29   $ 12.10   $ 10.41   $ 9.87    $ 9.02    $ 8.74      $ 5.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units       705      766       462       597       350      311       306        98          14
  outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------




                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-22

Appendix II: Purchase considerations for QP contracts(1)


--------------------------------------------------------------------------------
This information is provided for historical purposes only. The contracts are no longer available to new purchasers.


Trustees who are considering the purchase of an Accumulator(R) Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant suitability issues in the purchase of an Accumulator(R) Series QP contract in a defined benefit plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 (70, under Accumulator(R) Plus(SM) contracts), or if later, the first contract date anniversary.


If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges, market value adjustments or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


Also, defined benefit plan trust owners will not be able to transfer ownership of the contract to an employee after the employee separates from service. All payments under the contract will be made to the defined benefit plan trust owner.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6-1/2% (or 6%, as applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


----------
(1) QP contracts are available for Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts owners only.

II-1 APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2011 to a fixed maturity option with a maturity date of February 15, 2019 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2015(a) . Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.



------------------------------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL ASSUMED RATE TO MATURITY
                                                                                   ("J" IN THE CALCULATIONS BELOW)
                                                                                           FEBRUARY 15, 2015
                                                                     ---------------------------------------------------------------
                                                                                 5.00%                          9.00%
------------------------------------------------------------------------------------------------------------------------------------
AS OF FEBRUARY 15, 2015 BEFORE WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
(1)  Market adjusted amount(b)                                                   $141,389                        $121,737
------------------------------------------------------------------------------------------------------------------------------------
(2)  Fixed maturity amount(c)                                                    $131,104                        $131,104
------------------------------------------------------------------------------------------------------------------------------------
(3)  Market value adjustment: (1) - (2)                                          $ 10,285                        $ (9,367)
------------------------------------------------------------------------------------------------------------------------------------
ON FEBRUARY 15, 2015 AFTER $50,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
(4)  Portion of market value adjustment associated with the withdrawal:           $ 3,637                        $ (3,847)
  (3) x [$50,000/(1)]
------------------------------------------------------------------------------------------------------------------------------------
(5)  Portion of fixed maturity associated with the withdrawal: $50,000 - (4)     $ 46,363                        $ 53,847
------------------------------------------------------------------------------------------------------------------------------------
(6)  Market adjusted amount: (1) - $50,000                                       $ 91,389                        $ 71,737
------------------------------------------------------------------------------------------------------------------------------------
(7)  Fixed maturity amount: (2) - (5)                                            $ 84,741                        $ 77,257
------------------------------------------------------------------------------------------------------------------------------------
(8)  Maturity value(d)                                                           $111,099                        $101,287
------------------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a) Number of days from the withdrawal date to the maturity date = D = 1,461

(b) Market adjusted amount is based on the following calculation:

    Maturity value       =          $171,882          where j is either 5% or 9%
    --------------                  ---------
     (1+j)(D/365)               (1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:

    Maturity value       =          $171,882
    --------------                  ---------
     (1+h)(D/365)              (1+0.07)(1,461/365)

(d) Maturity value is based on the following calculation:

Fixed maturity amount x (1+h)(D/365)=($84,741 or $77,257) x (1+0.07)(1,461/365)



                            APPENDIX III: MARKET VALUE ADJUSTMENT EXAMPLE III-1

Appendix IV: Enhanced death benefit example


--------------------------------------------------------------------------------
The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts. The enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
   END OF                                                                     ANNUAL RATCHET TO
  CONTRACT                   6-1/2% ROLL-UP TO AGE 85   6% ROLL-UP TO AGE 85        AGE 85          GWBL ENHANCED
    YEAR     ACCOUNT VALUE         BENEFIT BASE             BENEFIT BASE         BENEFIT BASE     DEATH BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------------------
     1          $105,000           $ 106,500(4)            $ 106,000(6)        $ 105,000(1)       $ 105,000(7)
------------------------------------------------------------------------------------------------------------------------------------
     2          $115,500           $ 113,423(3)            $ 112,360(5)        $ 115,500(1)       $ 115,500(7)
------------------------------------------------------------------------------------------------------------------------------------
     3          $129,360           $ 120,795(3)            $ 119,102(5)        $ 129,360(1)       $ 129,360(7)
------------------------------------------------------------------------------------------------------------------------------------
     4          $103,488           $ 128,647(3)            $ 126,248(5)        $ 129,360(2)       $ 135,828(8)
------------------------------------------------------------------------------------------------------------------------------------
     5          $113,837           $ 137,009(4)            $ 133,823(6)        $ 129,360(2)       $ 142,296(8)
------------------------------------------------------------------------------------------------------------------------------------
     6          $127,497           $ 145,914(4)            $ 141,852(6)        $ 129,360(2)       $ 148,764(8)
------------------------------------------------------------------------------------------------------------------------------------
     7          $127,497           $ 155,399(4)            $ 150,363(6)        $ 129,360(2)       $ 155,232(8)
------------------------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6-1/2% Roll-Up to age 85.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(7) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(8) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


IV-1 APPENDIX IV: ENHANCED DEATH BENEFIT EXAMPLE

The following illustrates the enhanced death benefit calculation for Accumulator(R) Plus(SM) contacts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUAL RATCHET TO
                                         6-1/2% ROLL-UP TO AGE 85   6% ROLL-UP TO AGE 85        AGE 85          GWBL ENHANCED
  END OF CONTRACT YEAR   ACCOUNT VALUE         DEATH BENEFIT            BENEFIT BASE         BENEFIT BASE     DEATH BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------------------
           1                $109,200           $ 106,500(3)            $ 106,000(5)        $ 109,200(1)       $ 109,200(7)
------------------------------------------------------------------------------------------------------------------------------------
           2                $120,120           $ 113,423(3)            $ 112,360(5)        $ 120,120(1)       $ 120,120(7)
------------------------------------------------------------------------------------------------------------------------------------
           3                $134,534           $ 120,795(3)            $ 119,102(5)        $ 134,534(1)       $ 134,534(7)
------------------------------------------------------------------------------------------------------------------------------------
           4                $107,628           $ 128,647(3)            $ 126,248(5)        $ 134,534(2)       $ 141,261(8)
------------------------------------------------------------------------------------------------------------------------------------
           5                $118,390           $ 137,009(4)            $ 133,823(5)        $ 134,534(2)       $ 147,988(8)
------------------------------------------------------------------------------------------------------------------------------------
           6                $132,597           $ 145,914(4)            $ 141,852(6)        $ 134,534(2)       $ 154,715(8)
------------------------------------------------------------------------------------------------------------------------------------
           7                $132,597           $ 155,399(4)            $ 150,363(6)        $ 134,534(2)       $ 161,441(8)
------------------------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 1 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 5 through 7, the enhanced death benefit will be based on the 6-1/2% Roll-Up to age 85.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5) At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6) At the end of contract years 6 and 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(7) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(8) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


                               APPENDIX IV: ENHANCED DEATH BENEFIT EXAMPLE IV-2

APPENDIX V: HYPOTHETICAL ILLUSTRATIONS


--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (-2.37)% and 3.63% for Accumulator(R) contracts; (-2.62)% and 3.38% for Accumulator(R) Plus(SM) contracts; (-2.72)% and 3.28% for Accumulator(R) Elite(SM) contracts; and (-2.77)% and 3.23% for Accumulator(R) Select(SM) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


V-1 APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               LIFETIME ANNUAL    LIFETIME ANNUAL
                                            GREATER OF 6-1/2% ROLL-UP TO                     GUARANTEED MINIMUM  GUARANTEED MINIMUM
                                             AGE 85 OR ANNUAL RATCHET   TOTAL DEATH BENEFIT    INCOME BENEFIT:    INCOME BENEFIT:
    CONTRACT                                   TO AGE 85 GUARANTEED       WITH THE EARNINGS    ---------------    ---------------
AGE   YEAR   ACCOUNT VALUE        CASH VALUE   MINIMUM DEATH BENEFIT     ENHANCEMENT BENEFIT  GUARANTEED INCOME  HYPOTHETICAL INCOME
             0%        6%         0%      6%        0%        6%            0%        6%         0%        6%       0%        6%
------------------------------------------------------------------------------------------------------------------------------------
 60     0  100,000   100,000   93,000    93,000   100,000  100,000        100,000  100,000      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 61     1   95,584   101,563   88,584    94,563   106,500  106,500        109,100  109,100      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 62     2   91,178   103,067   84,178    96,067   113,423  113,423        118,792  118,792      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 63     3   86,772   104,502   80,772    98,502   120,795  120,795        129,113  129,113      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 64     4   82,361   105,858   76,361    99,858   128,647  128,647        140,105  140,105      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 65     5   77,936   107,124   72,936   102,124   137,009  137,009        151,812  151,812      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 66     6   73,487   108,290   70,487   105,290   145,914  145,914        164,280  164,280      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 67     7   69,008   109,341   68,008   108,341   155,399  155,399        177,558  177,558      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 68     8   64,489   110,266   64,489   110,266   165,500  165,500        191,699  191,699      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 69     9   59,920   111,049   59,920   111,049   176,257  176,257        206,760  206,760      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 70    10   55,292   111,673   55,292   111,673   187,714  187,714        222,799  222,799    10,287    10,287    10,287   10,287
------------------------------------------------------------------------------------------------------------------------------------
 75    15   30,765   111,786   30,765   111,786   257,184  257,184        320,058  320,058    15,714    15,714    15,714   15,714
------------------------------------------------------------------------------------------------------------------------------------
 80    20    2,956   104,751    2,956   104,751   352,365  352,365        453,310  453,310    24,172    24,172    24,172   24,172
------------------------------------------------------------------------------------------------------------------------------------
 85    25        0    86,672        0    86,672         0  482,770              0  583,716         0    40,263         0   40,263
------------------------------------------------------------------------------------------------------------------------------------
 90    30        0    81,173        0    81,173         0  482,770              0  583,716      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------
 95    35        0    74,715        0    74,715         0  482,770              0  583,716      N/A       N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      APPENDIX V: HYPOTHETICAL ILLUSTRATIONS V-2

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6-1/2% ROLL-UP TO AGE 85 AND ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               LIFETIME ANNUAL    LIFETIME ANNUAL
                                            GREATER OF 6-1/2% ROLL-UP TO                     GUARANTEED MINIMUM  GUARANTEED MINIMUM
                                             AGE 85 OR ANNUAL RATCHET   TOTAL DEATH BENEFIT    INCOME BENEFIT:    INCOME BENEFIT:
    CONTRACT                                   TO AGE 85 GUARANTEED       WITH THE EARNINGS    ---------------    ---------------
AGE   YEAR   ACCOUNT VALUE        CASH VALUE   MINIMUM DEATH BENEFIT     ENHANCEMENT BENEFIT  GUARANTEED INCOME  HYPOTHETICAL INCOME
             0%        6%         0%      6%        0%        6%            0%       6%         0%        6%        0%        6%
------------------------------------------------------------------------------------------------------------------------------------
 60     0    104,000   104,000   96,000    96,000   100,000  100,000      100,000  100,000      N/A      N/A       N/A      N/A
 61     1     99,217   105,435   91,217    97,435   106,500  106,500      109,100  109,100      N/A      N/A       N/A      N/A
 62     2     94,464   106,802   86,464    98,802   113,423  113,423      118,792  118,792      N/A      N/A       N/A      N/A
 63     3     89,735   108,093   82,735   101,093   120,795  120,795      129,113  129,113      N/A      N/A       N/A      N/A
 64     4     85,019   109,297   78,019   102,297   128,647  128,647      140,105  140,105      N/A      N/A       N/A      N/A
 65     5     80,310   110,404   74,310   104,404   137,009  137,009      151,812  151,812      N/A      N/A       N/A      N/A
 66     6     75,598   111,401   70,598   106,401   145,914  145,914      164,280  164,280      N/A      N/A       N/A      N/A
 67     7     70,873   112,277   66,873   108,277   155,399  155,399      177,558  177,558      N/A      N/A       N/A      N/A
 68     8     66,126   113,018   63,126   110,018   165,500  165,500      191,699  191,699      N/A      N/A       N/A      N/A
 69     9     61,348   113,609   61,348   113,609   176,257  176,257      206,760  206,760      N/A      N/A       N/A      N/A
 70     0     56,529   114,034   56,529   114,034   187,714  187,714      222,799  222,799    10,287   10,287    10,287   10,287
 75     5     31,324   113,041   31,324   113,041   257,184  257,184      320,058  320,058    15,714   15,714    15,714   15,714
 80     0      3,206   104,756    3,206   104,756   352,365  352,365      453,310  453,310    24,172   24,172    24,172   24,172
 85     5          0    85,371        0    85,371         0  482,770           0  583,716         0   40,263         0   40,263
 90     0          0    78,543        0    78,543         0  482,770           0  583,716       N/A      N/A       N/A      N/A
 95     5          0    70,621        0    70,621         0  482,770           0  583,716       N/A      N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


V-3 APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6-1/2% ROLL-UP OR ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                       GREATER OF 6-1/2%
                                                          ROLL-UP TO
                                                       AGE 85 OR ANNUAL
                                                            RATCHET                           LIFETIME ANNUAL    LIFETIME ANNUAL
                                                           TO AGE 85                         GUARANTEED MINIMUM GUARANTEED MINIMUM
                                                          GUARANTEED     TOTAL DEATH BENEFIT  INCOME BENEFIT:    INCOME BENEFIT:
        CONTRACT                                         MINIMUM DEATH    WITH THE EARNINGS   --------------     --------------
  AGE     YEAR      ACCOUNT VALUE      CASH VALUE           BENEFIT      ENHANCEMENT BENEFIT GUARANTEED INCOME  HYPOTHETICAL INCOME
                     0%        6%     0%        6%        0%        6%       0%        6%        0%       6%        0%       6%
------------------------------------------------------------------------------------------------------------------------------------
 60       0     100,000   100,000   92,000    92,000   100,000  100,000   100,000  100,000      N/A      N/A       N/A      N/A
 61       1      95,236   101,215   87,236    93,215   106,500  106,500   109,100  109,100      N/A      N/A       N/A      N/A
 62       2      90,506   102,354   83,506    95,354   113,423  113,423   118,792  118,792      N/A      N/A       N/A      N/A
 63       3      85,803   103,408   79,803    97,408   120,795  120,795   129,113  129,113      N/A      N/A       N/A      N/A
 64       4      81,119   104,368   76,119    99,368   128,647  128,647   140,105  140,105      N/A      N/A       N/A      N/A
 65       5      76,444   105,222   76,444   105,222   137,009  137,009   151,812  151,812      N/A      N/A       N/A      N/A
 66       6      71,770   105,958   71,770   105,958   145,914  145,914   164,280  164,280      N/A      N/A       N/A      N/A
 67       7      67,087   106,564   67,087   106,564   155,399  155,399   177,558  177,558      N/A      N/A       N/A      N/A
 68       8      62,386   107,026   62,386   107,026   165,500  165,500   191,699  191,699      N/A      N/A       N/A      N/A
 69       9      57,657   107,330   57,657   107,330   176,257  176,257   206,760  206,760      N/A      N/A       N/A      N/A
 70      10      52,889   107,459   52,889   107,459   187,714  187,714   222,799  222,799    10,287   10,287    10,287   10,287
 75      15      27,964   104,845   27,964   104,845   257,184  257,184   320,058  320,058    15,714   15,714    15,714   15,714
 80      20         235    94,709      235    94,709   352,365  352,365   453,310  453,310    24,172   24,172    24,172   24,172
 85      25           0    73,250        0    73,250         0  482,770         0  583,716         0   40,263         0   40,263
 90      30           0    64,110        0    64,110         0  482,770         0  583,716      N/A      N/A       N/A      N/A
 95      35           0    53,556        0    53,556         0  482,770         0  583,716      N/A      N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX V: HYPOTHETICAL ILLUSTRATIONS V-4

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                       GREATER OF 6-1/2%
                                                          ROLL-UP TO
                                                       AGE 85 OR ANNUAL
                                                            RATCHET                           LIFETIME ANNUAL    LIFETIME ANNUAL
                                                           TO AGE 85                         GUARANTEED MINIMUM GUARANTEED MINIMUM
                                                          GUARANTEED     TOTAL DEATH BENEFIT  INCOME BENEFIT:    INCOME BENEFIT:
        CONTRACT                                         MINIMUM DEATH    WITH THE EARNINGS   --------------     --------------
  AGE     YEAR      ACCOUNT VALUE      CASH VALUE           BENEFIT      ENHANCEMENT BENEFIT GUARANTEED INCOME  HYPOTHETICAL INCOME
                     0%        6%     0%         6%        0%        6%       0%        6%        0%       6%        0%       6%
------------------------------------------------------------------------------------------------------------------------------------
 60         0    100,000   100,000   100,000   100,000   100,000  100,000  100,000  100,000      N/A      N/A       N/A      N/A
 61         1     95,186   101,165    95,186   101,165   106,500  106,500  109,100  109,100      N/A      N/A       N/A      N/A
 62         2     90,410   102,252    90,410   102,252   113,423  113,423  118,792  118,792      N/A      N/A       N/A      N/A
 63         3     85,666   103,253    85,666   103,253   120,795  120,795  129,113  129,113      N/A      N/A       N/A      N/A
 64         4     80,943   104,156    80,943   104,156   128,647  128,647  140,105  140,105      N/A      N/A       N/A      N/A
 65         5     76,233   104,952    76,233   104,952   137,009  137,009  151,812  151,812      N/A      N/A       N/A      N/A
 66         6     71,527   105,628    71,527   105,628   145,914  145,914  164,280  164,280      N/A      N/A       N/A      N/A
 67         7     66,816   106,172    66,816   106,172   155,399  155,399  177,558  177,558      N/A      N/A       N/A      N/A
 68         8     62,090   106,570    62,090   106,570   165,500  165,500  191,699  191,699      N/A      N/A       N/A      N/A
 69         9     57,339   106,807    57,339   106,807   176,257  176,257  206,760  206,760      N/A      N/A       N/A      N/A
 70        10     52,552   106,867    52,552   106,867   187,714  187,714  222,799  222,799    10,287   10,287    10,287   10,287
 75        15     27,576   103,882    27,576   103,882   257,184  257,184  320,058  320,058    15,714   15,714    15,714   15,714
 80        20          0    93,331         0    93,331         0  352,365        0  453,310    24,172   24,172    24,172   24,172
 85        25          0    71,432         0    71,432         0  482,770        0  583,716         0   40,263         0   40,263
 90        30          0    61,832         0    61,832         0  482,770        0  583,716      N/A      N/A       N/A      N/A
 95        35          0    50,773         0    50,773         0  482,770        0  583,716      N/A      N/A       N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


V-5 APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: Earnings enhancement benefit example


--------------------------------------------------------------------------------
The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                   NO WITHDRAWAL   $3,000 WITHDRAWAL   $6,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
   A  INITIAL CONTRIBUTION                                           100,000           100,000             100,000
------------------------------------------------------------------------------------------------------------------------------------
   B  DEATH BENEFIT: prior to withdrawal.(1)                         104,000           104,000             104,000
------------------------------------------------------------------------------------------------------------------------------------
   C  EARNINGS ENHANCEMENT BENEFIT EARNINGS: death                    4,000             4,000               4,000
      benefit less net contributions (prior to the withdrawal in
      D).
      B minus A.
------------------------------------------------------------------------------------------------------------------------------------
   D  WITHDRAWAL                                                        0               3,000               6,000
------------------------------------------------------------------------------------------------------------------------------------
   E  EXCESS OF THE WITHDRAWAL OVER THE EARNINGS                        0                 0                 2,000
      ENHANCEMENT BENEFIT EARNINGS
      greater of D minus C or zero
------------------------------------------------------------------------------------------------------------------------------------
   F  NET CONTRIBUTIONS (adjusted for the withdrawal in D)           100,000           100,000              98,000
      A minus E
------------------------------------------------------------------------------------------------------------------------------------
   G  DEATH BENEFIT (adjusted for the withdrawal in D)               104,000           101,000              98,000
      B minus D
------------------------------------------------------------------------------------------------------------------------------------
   H  DEATH BENEFIT LESS NET CONTRIBUTIONS                            4,000             1,000                 0
      G minus F
------------------------------------------------------------------------------------------------------------------------------------
   I  EARNINGS ENHANCEMENT BENEFIT FACTOR                              40%               40%                 40%
------------------------------------------------------------------------------------------------------------------------------------
   J  EARNINGS ENHANCEMENT BENEFIT                                    1,600              400                  0
      H times I
------------------------------------------------------------------------------------------------------------------------------------
   K  DEATH BENEFIT: including the Earnings enhancement              105,600           101,400              98,000
      benefit
      G plus J
------------------------------------------------------------------------------------------------------------------------------------



(1) The death benefit is the greater of the account value or any applicable death benefit.


                          APPENDIX VI: EARNINGS ENHANCEMENT BENEFIT EXAMPLE VI-1

Appendix VII: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------
Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers.

The following information is a summary of the states where the Accumulator(R) Series contracts or certain features and/or benefits are either not available in the contracts or vary from the respective contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VIII later in this Prospectus for information about the availability of certain features under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:




------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA   See ''Contract features and benefits''--''Your right to  If you reside in the state of California and you are age 60
             cancel within a certain number of days''                 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                      If you allocate your entire initial contribution to the
                                                                      EQ/Money Market option (and/or guaranteed interest
                                                                      option, if available), the amount of your refund will be
                                                                      equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than
                                                                      your initial contribution. If the Principal guarantee benefit or Guaranteed withdrawal benefit for life is elected, the
                                                                      investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable
                                                                      investment options (other than the EQ/Money Market
                                                                      option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your
                                                                      request to cancel at our processing office.

------------------------------------------------------------------------------------------------------------------------------------

FLORIDA      See ''Contract features and benefits'' in                The  following information replaces the second bullet of
             ''Credits''(For Accumulator(R) Plus(SM) contracts        the final set of bullets in this section:
             only)
                                                                      o     You  may  annuitize  your  contract after thirteen
                                                                            months,  however,  if you elect to receive annuity
                                                                            payments  within  five years of the contract date,
                                                                            we  will  recover  the  credit that applies to any
                                                                            contribution made in that five years. If you start
                                                                            receiving  annuity  payments after five years from
                                                                            the contract date and within three years of making
                                                                            any  contribution, we will recover the credit that
                                                                            applies  to any contribution made within the prior
                                                                            three years.

------------------------------------------------------------------------------------------------------------------------------------

VII-1 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See ''Your right to cancel within a certain number of    If you reside in the state of Florida and you are age 65
(CONTINUED)  days ''in ''Contract features and benefits''             and older at the time the contract is issued, you may
                                                                      cancel your variable annuity contract and return it to
                                                                      us within 21 days from the date that you receive it. You
                                                                      will receive an unconditional refund equal to the cash
                                                                      surrender value provided in the annuity contract, plus
                                                                      any fees or charges deducted from the contributions or
                                                                      imposed under the contract.

                                                                      If you reside in the state of Florida and you are age 64
                                                                      or younger at the time the contract is issued, you may
                                                                      cancel your variable annuity contract and return it to
                                                                      us within 14 days from the date that you receive it. You
                                                                      will receive an unconditional refund equal to your
                                                                      contributions, including any contract fees or charges.

             See ''Withdrawal charge'' in ''Charges and expenses''    If you are age 65 and older at the time your contract is
                                                                      issued, the applicable withdrawal charge will not exceed
                                                                      10% of the amount withdrawn. In addition, no charge will
                                                                      apply after the end of the 10th contract year or 10
                                                                      years after a contribution is made, whichever is later.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS     See ''Credits'' in ''Contract features and benefits''    The following information replaces the second bullet of
             (For Accumulator(R) Plus(SM) contracts only)               the final set of bullets in this section:

                                                                      o     You may annuitize your contract after twelve
                                                                            months, however, if you elect to receive annuity
                                                                            payments within five years of the contract date,
                                                                            we will recover the credit that applies to any
                                                                            contribution made in the first five years. If you
                                                                            start receiving annuity payments after five years
                                                                            from the contract date and within three years of
                                                                            making any contribution, we will recover the
                                                                            credit that applies to any contribution made
                                                                            within the prior three years.

             See ''Loans under Rollover TSA contracts'' in            Your loan interest rate will not exceed 8% (or any lower
             ''Accessing your money''                                 maximum rate that may become required by Illinois or
                                                                      federal law).

             See ''Selecting an annuity payout option'' under         The following sentence replaces the first sentence of
             ''Your annuity payout options'' in ''Accessing your      the second paragraph in this section:
             money''
                                                                      You can choose the date annuity payments begin but it
                                                                      may not be earlier than twelve months from the
                                                                      Accumulator(R) Series contract date.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Annual administrative charge                            The annual administrative charge will not be deducted
                                                                      from amounts allocated to the Guaranteed interest option.

             See ''Disability, terminal illness or confinement        This section is deleted in its entirety.
             to nursing home'' under ''Withdrawal charge'' in
             ''Charges and expenses'' (For Accumulator(R),
             Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM)
             contracts only)
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI  Automatic Investment Program                             Not Available
(Applicable
under
Accu-
mulator(R),
Accu-
mulator(R)
Plus(SM) and
Accu-
mulator(R)
Elite(SM)
contracts
only)
             QP (defined contribution and defined benefit)            Not Available
                contracts

             See ''How you can contribute to your contract'' in       Additional contributions can only be made within the
             ''Contract features and benefits''                       first year after the contract issue date. The 150% limit
                                                                      does not apply.
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VII-2


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
The following information applies to Accumulator(R), Accumulator(R) Plus(SM) and
Accumulator(R) Elite(SM) contracts sold in New Jersey from May 29, 2007 to
September 10, 2007 and Accumulator(R) Select(SM) contracts sold in New Jersey from
August 6, 2007 to September 10, 2007:


NEW JERSEY   "Greater of 6-1/2% Roll-Up to age 85 or Annual           All references to this feature are deleted in their
             Ratchet to age 85 enhanced death benefit"                entirety.

                                                                      You have the choice of the following guaranteed minimum
                                                                      death benefits: the Greater of 6% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85; the Greater of 3% Roll-Up to
                                                                      age 85 or Annual Ratchet to age 85; the Annual Ratchet
                                                                      to age 85; the Standard death benefit; the GWBL Standard
                                                                      death benefit; or the GWBL Enhanced death benefit.

             See "Guaranteed minimum death benefit charge" in         The charge for the Greater of 6% Roll-Up to age 85 or
             "Fee table"                                              Annual Ratchet to age 85 is 0.60%

                                                                      The charge for the Greater of 3% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85 is 0.60%

             See "Guaranteed minimum death benefit charge" and        Footnote (5) (and all related text) is deleted in its
             "Guaranteed minimum income benefit charge" in "Fee       entirety. We do not reserve the right to increase your
             table"                                                   charge if you reset your Greater of 6% to age 85 or
                                                                      Annual Ratchet to age 85 enhanced death benefit and
                                                                      Guaranteed minimum income benefit Roll-Up benefit base.

             See "Guaranteed minimum income benefit and the           All references to resetting your Roll-Up benefit base on
             Roll-Up benefit base reset" in "Contract features        each contract date anniversary are deleted in their
             and benefits"                                            entirety here and throughout the Prospectus. Instead, if
                                                                      you elect the Guaranteed minimum income benefit alone or
                                                                      together with the Greater of 6% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85 enhanced death benefit, you
                                                                      will be eligible to reset the Roll-Up benefit base for
                                                                      these guaranteed benefits to equal the account value as
                                                                      of the 5th or later contract date anniversary. Each time
                                                                      you reset the Roll-Up benefit base, your Roll-Up benefit
                                                                      base will not be eligible for another reset for five
                                                                      years.

                                                                      The Guaranteed minimum income benefit that includes the
                                                                      6-1/2% Roll-Up benefit base is not available in
                                                                      combination with the Greater of 6% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85 enhanced death benefit.

             See "Guaranteed minimum income benefit" in               The table showing the maximum periods certain available
             "Contract features and benefits"                         under the life with a period certain payout option is
                                                                      deleted in its entirety and replaced with the following:


                                                                                                LEVEL PAYMENTS
                                                                      --------------------------------------------------------------
                                                                             OWNER'S                      PERIOD CERTAIN YEARS
                                                                          AGE AT EXERCISE            -------------------------------
                                                                                                        IRAS                NQ
                                                                      --------------------------------------------------------------
                                                                            75 and younger                10                  10
                                                                                  76                       9                  10
                                                                                  77                       8                  10
                                                                                  78                       7                  10
                                                                                  79                       7                  10
                                                                                  80                       7                  10
                                                                                  81                       7                   9
                                                                                  82                       7                   8
                                                                                  83                       7                   7
                                                                                  84                       6                   6
                                                                                  85                       5                   5
                                                                      --------------------------------------------------------------

VII-3 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                     AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY   See "Greater of 6% Roll-Up to age 85 or Annual Ratchet   The second sentence of the first paragraph and the
(CONTINUED)  to age 85" under "Guaranteed minimum death benefit       entire second paragraph are deleted in their entirety
             charge" in "Charges and expenses"                        and replaced with the following:

                                                                      The charge is equal to 0.60% of the Greater of the 6%
                                                                      Roll-Up to age 85 or the Annual Ratchet to age 85
                                                                      benefit base.

             See "Greater of 3% Roll-Up to age 85 or Annual Ratchet   The second sentence is deleted in its entirety and
             to age 85" under "Guaranteed minimum death benefit       replaced with the following:
             charge" in "Charges and expenses"
                                                                      The charge is equal to 0.60% of the Greater of the 3%
                                                                      Roll-up to age 85 or the Annual Ratchet to age 85
                                                                      benefit base.

             See "Guaranteed minimum income benefit charge" in        The third paragraph is deleted in its entirety.
             "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Contributions                                            Your contract refers to contributions as premiums.

             Special dollar cost averaging program (for               In Pennsylvania, we refer to this program as "enhanced
             Accumulator(R) and Accumulator(R) Elite(SM) contracts    rate dollar cost averaging."
             only)

             See "Disability, terminal illness, or confinement to     Item (iii) under this section is deleted in its entirety.
             nursing home" under "Withdrawal charge" in "Charges
             and expenses" (For Accumulator(R), Accumulator(R)
             Plus(SM) and Accumulator(R) Elite(SM) contracts only)

             Required disclosure for Pennsylvania customers           Any person who knowingly and with intent to defraud any
                                                                      insurance company or other person files an application
                                                                      for insurance or statement of claim containing any
                                                                      materially false information or conceals for the purpose
                                                                      of misleading, information concerning any fact material
                                                                      thereto commits a fraudulent insurance act, which is a
                                                                      crime and subjects such person to criminal and civil
                                                                      penalties.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO  Beneficiary continuation option (IRA)                    Not Available

             IRA, Roth IRA, Inherited IRA, Rollover TSA and QP        Not Available
             (Defined Benefit) contracts

             See "How you can contribute to your contract" in         Specific requirements for purchasing QP contracts in
             "Contract features and benefits" (For Accumulator(R),    Puerto Rico are outlined below in " Purchase
             Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM)     considerations for QP (Defined Contribution) contracts
             contracts only)                                          in Puerto Rico".

             See "Exercise rules" under "How you can contribute       Exercise restrictions for the GMIB on a Puerto Rico QPDC
             to your contract" in "Contract features and benefits"    contract are described below, under "Purchase
             (For Accumulator(R), Accumulator(R) Plus(SM) and         considerations for QP (Defined Contribution) contracts
             Accumulator(R) Elite(SM) contracts only)                 in Puerto Rico", and in your contract.

             See "Income Manager(R) payout options" in "Accessing     This payout option is not available with QPDC contracts.
             your money" (For Accumulator(R), Accumulator(R) Plus(SM)
             and Accumulator(R) Elite(SM) contracts only)

             See "Transfers of ownership, collateral assignments,     Transfers of ownership of QP contracts are governed by
             loans and borrowing" in "More information" (For          Puerto Rico law. Please consult your tax, legal or plan
             Accumulator (R), Accumulator(R) Plus(SM) and             advisor if you intend to transfer ownership of your
             Accumulator(R) Elite(SM) contracts only)                 contract.
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VII-4


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO  "Purchase considerations for QP (Defined Contribution)   PURCHASE CONSIDERATIONS FOR QP (DEFINED CONTRIBUTION)
(CONTINUED)  contracts in Puerto Rico"--this section replaces         CONTRACTS IN PUERTO RICO:
             "Appendix II: Purchase considerations for QP             Trustees who are considering the purchase of an
             contracts" in this Prospectus. (For Accumulator(R),      Accumulator (R) Series QP contract in Puerto Rico should
             Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM)     discuss with their tax, legal and plan advisors whether
             contracts only)                                          this is an appropriate investment vehicle for the
                                                                      employer's plan. Trustees should consider whether the
                                                                      plan provisions permit the investment of plan assets in
                                                                      the QP contract, the Guaranteed minimum income benefit
                                                                      and other guaranteed benefits, and the payment of death
                                                                      benefits in accordance with the requirements of Puerto
                                                                      Rico income tax rules. The QP contract and this
                                                                      Prospectus should be reviewed in full, and the following
                                                                      factors, among others, should be noted.

                                                                      LIMITS ON CONTRACT OWNERSHIP:
                                                                      o     The QP contract is offered only as a funding
                                                                            vehicle to qualified plan trusts of single
                                                                            participant defined contribution plans that are
                                                                            tax-qualified under Puerto Rico law, not United
                                                                            States law. The contract is not available to US
                                                                            qualified plans or to defined benefit plans
                                                                            qualifying under Puerto Rico law.

                                                                      o     The QP contract owner is the qualified plan trust.
                                                                            The annuitant under the contract is the
                                                                            self-employed Puerto Rico resident, who is the
                                                                            sole plan participant.

                                                                      o     This product should not be purchased if the
                                                                            self-employed individual anticipates having
                                                                            additional employees become eligible for the plan.
                                                                            We will not allow additional contracts to be
                                                                            issued for participants other than the original
                                                                            business owner.

                                                                      o     If the business that sponsors the plan adds
                                                                            another employee, no further contributions may be
                                                                            made to the contract. If the employer moves the
                                                                            funds to another funding vehicle that can
                                                                            accommodate more than one employee, this move
                                                                            could result in surrender charges, if applicable,
                                                                            and the loss of guaranteed benefits in the
                                                                            contract.

                                                                      LIMITS ON CONTRIBUTIONS:
                                                                      o     All contributions must be direct transfers from
                                                                            other investments within an existing qualified
                                                                            plan trust.

                                                                      o     Employer payroll contributions are not accepted.

                                                                      o     Only one additional transfer contribution may be
                                                                            made per contract year.

                                                                      o     Checks written on accounts held in the name of the
                                                                            employer instead of the plan or the trustee will
                                                                            not be accepted.

                                                                      o     As mentioned above, if a new employee becomes
                                                                            eligible for the plan, the trustee will not be
                                                                            permitted to make any further contributions to the
                                                                            contract established for the original business
                                                                            owner.
------------------------------------------------------------------------------------------------------------------------------------


VII-5 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                           LIMITS ON PAYMENTS:
(CONTINUED)
                                                                      o     Loans are not available under the contract.

                                                                      o     All payments are made to the plan trust as owner,
                                                                            even though the plan participant/annuitant is the
                                                                            ultimate recipient of the benefit payment.

                                                                      o     AXA Equitable does no tax reporting or withholding
                                                                            of any kind. The plan administrator or trustee
                                                                            will be solely responsible for performing or
                                                                            providing for all such services.

                                                                      o     AXA Equitable does not offer contracts that
                                                                            qualify as IRAs under Puerto Rico law. The plan
                                                                            trust will exercise the GMIB and must continue to
                                                                            hold the supplementary contract for the duration
                                                                            of the GMIB payments.

                                                                      PLAN TERMINATION:

                                                                      o     If the plan participant terminates the business,
                                                                            and as a result wishes to terminate the plan, the
                                                                            trust would have to be kept in existence to
                                                                            receive payments. This could create expenses for
                                                                            the plan.

                                                                      o     If the plan participant terminates the plan and
                                                                            the trust is dissolved, or if the plan trustee
                                                                            (which may or may not be the same as the plan
                                                                            participant) is unwilling to accept payment to the
                                                                            plan trust for any reason, AXA Equitable would
                                                                            have to change the contract from a Puerto Rico QP
                                                                            to NQ in order to make payments to the individual
                                                                            as the new owner. Depending on when this occurs,
                                                                            it could be a taxable distribution from the plan,
                                                                            with a potential tax of the entire account value
                                                                            of the contract. Puerto Rico income tax
                                                                            withholding and reporting by the plan trustee
                                                                            could apply to the distribution transaction.

                                                                      o     If the plan trust is receiving GMIB payments and
                                                                            the trust is subsequently terminated, transforming
                                                                            the contract into an individually owned NQ
                                                                            contract, the trustee would be responsible for the
                                                                            applicable Puerto Rico income tax withholding and
                                                                            reporting on the present value of the remaining
                                                                            annuity payment stream.

                                                                      o     AXA Equitable is a U.S. insurance company,
                                                                            therefore distributions under the NQ contract
                                                                            could be subject to United States taxation and
                                                                            withholding on a "taxable amount not determined"
                                                                            basis.
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VII-6


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO  Tax information-- special rules for NQ contracts         Income from NQ contracts we issue is U.S. source. A
(CONTINUED)                                                           Puerto Rico resident is subject to U.S. taxation on such
                                                                      U.S. source income. Only Puerto Rico source income of
                                                                      Puerto Rico residents is excludable from U.S. taxation.
                                                                      Income from NQ contracts is also subject to Puerto Rico
                                                                      tax. The calculation of the taxable portion of amounts
                                                                      distributed from a contract may differ in the two
                                                                      jurisdictions. Therefore, you might have to file both
                                                                      U.S. and Puerto Rico tax returns, showing different
                                                                      amounts of income from the contract for each tax return.
                                                                      Puerto Rico generally provides a credit against Puerto
                                                                      Rico tax for U.S. tax paid. Depending on your personal
                                                                      situation and the timing of the different tax
                                                                      liabilities, you may not be able to take full advantage
                                                                      of this credit.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS        See "Annual administrative charge" in "Charges and       The annual administrative charge will not be deducted
             expenses"                                                from amounts allocated to the Guaranteed interest
                                                                      option.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   Guaranteed interest option                               Not Available

             Investment simplifier--Fixed-dollar option               Not Available
             and Interest sweep option

             Fixed maturity options                                   Not Available

             Income Manager(R) payout option                          Not Available

             Earnings enhancement benefit                             Not Available

             Special dollar cost averaging program (for               o     Available only at issue
             Accumulator(R) and Accumulator(R) Elite(SM) contracts
             only)                                                    o     Subsequent contributions cannot be used to elect
                                                                            new programs. You may make subsequent
                                                                            contributions to the initial programs while they
                                                                            are still running.

             "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet   All references to these features are deleted in their
             to age 85 enhanced death benefit"; "Greater of 6%        entirety. You have the choice of the following
             Roll-Up to age 85 or Annual Ratchet to age 85 enhanced   guaranteed minimum death benefits: the Greater of 4%
             death benefit"; and "GWBL Enhanced death benefit"        Roll-Up to age 85 or Annual Ratchet to age 85 enhanced
                                                                      death benefit; the Greater of 3% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85 enhanced death benefit; the
                                                                      Annual Ratchet to age 85; the Standard death benefit; or
                                                                      the GWBL Standard death benefit.


             See "Guaranteed minimum death benefit charge" in         The charge for the Greater of 4% Roll-Up to age 85 or
             "Fee table" and in "Charges and expenses"                Annual Ratchet to age 85 is 0.65% and cannot be
                                                                      increased.

             See "How you can contribute to your contract" in         o     For contracts with GWBL, the $1,500,000
             "Contract features and benefits"                               contribution limit applies for all issue ages.

                                                                      o     The second sentence of the third paragraph is
                                                                            deleted. The paragraph now reads: "We limit
                                                                            aggregate contributions made after the first
                                                                            contract year to 150% of first-year
                                                                            contributions."
------------------------------------------------------------------------------------------------------------------------------------


VII-7 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   See "Guaranteed minimum death benefit and Guaranteed     o     If you elect the 6-1/2% (or 6%, as applicable)
(CONTINUED)  minimum income benefit base" in "Contract features             Guaranteed minimum income benefit with the Greater
             and benefits"                                                  of 4% Roll-Up to age 85 or Annual Ratchet to age
                                                                            85 enhanced death benefit, the variable investment
                                                                            options (including amounts allocated to the
                                                                            account for special money market dollar cost
                                                                            averaging under Accumulator(R) Plus(SM) and
                                                                            Accumulator(R) Select(SM) contracts but excluding
                                                                            all other amounts allocated to the EQ/Money Market
                                                                            variable investment option) and the account for
                                                                            special dollar cost averaging (under Accumulator
                                                                            (R) and Accumulator(R) Elite(SM) contracts only)
                                                                            will roll up at an annual rate of 6-1/2% (or 6%, as
                                                                            applicable) for the Guaranteed minimum income
                                                                            benefit base and 4% for the 4% Roll-Up to age 85
                                                                            benefit base.

                                                                      o     If you elect the Greater of 4% Roll-Up to age 85
                                                                            or Annual Ratchet to age 85 enhanced death
                                                                            benefit, without a Guaranteed minimum income
                                                                            benefit, the variable investment options
                                                                            (including amounts allocated to the account for
                                                                            special money market dollar cost averaging under
                                                                            Accumulator(R) Plus(SM) and Accumulator (R) Select(SM)
                                                                            contracts but excluding all other amounts
                                                                            allocated to the EQ/Money Market variable
                                                                            investment option) and the account for special
                                                                            dollar cost averaging (under Accumulator(R) and
                                                                            Accumulator (R) Elite(SM) contracts only) will roll
                                                                            up at an annual rate of 4% for the 4% Roll-Up to
                                                                            age 85 benefit base.

             See "Guaranteed minimum income benefit and the           Your "Greater of 4% Roll-Up to age 85 or Annual Ratchet
             Roll-Up benefit base reset" in "Contract features        to age 85 enhanced death benefit" benefit base will
             and benefits"                                            reset only if your account value is greater than your
                                                                      Guaranteed minimum income benefit Roll-Up benefit base.

             See "How withdrawals affect your Guaranteed minimum      The first sentence of the third paragraph is replaced
             income benefit and Guaranteed minimum death benefit"     with the following:
             in "Accessing your money"                                o     With respect to the 6-1/2% (or 6%, as applicable)
                                                                            Guaranteed minimum income benefit, withdrawals
                                                                            (including any applicable withdrawal charges) will
                                                                            reduce the 6-1/2% (or 6%, as applicable) Roll-Up to
                                                                            age 85 benefit base on a dollar-for-dollar basis,
                                                                            as long as the sum of the withdrawals in a
                                                                            contract year is 6-1/2% (or 6%, as applicable) or
                                                                            less of the 6-1/2% (or 6%, as applicable) Roll-Up
                                                                            benefit base on the contract issue date or the
                                                                            most recent contract date anniversary, if later.

                                                                      o     With respect to the Guaranteed minimum income
                                                                            benefit and the Greater of 4% Roll-Up to age 85 or
                                                                            Annual Ratchet to age 85 enhanced death benefit,
                                                                            if elected in combination, withdrawals (including
                                                                            any applicable withdrawal charges) will reduce
                                                                            each of the benefits' Roll-Up to age 85 benefit
                                                                            base on a dollar-for-dollar basis, as long as the
                                                                            sum of the withdrawals in a contract year is 6-1/2%
                                                                            (or 6%, as applicable) or less of the Guaranteed
                                                                            minimum income benefit's Roll-Up benefit base on
                                                                            the contract issue date or the most recent
                                                                            contract date anniversary, if later.
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VII-8


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON                                                            o     With respect to the Greater of 4% Roll-Up to age
(CONTINUED)                                                                 85 or Annual Ratchet to age 85 enhanced death
                                                                            benefit, if elected without the Guaranteed minimum
                                                                            income benefit, withdrawals (including any
                                                                            applicable withdrawal charges) will reduce the 4%
                                                                            Roll-Up to age 85 benefit base on a
                                                                            dollar-for-dollar basis, as long as the sum of the
                                                                            withdrawals in a contract year is 6% or less of
                                                                            the 4% Roll-Up to age 85 benefit base on the
                                                                            contract issue date or the most recent contract
                                                                            date anniversary, if later.

                                                                      o     With respect to the Greater of 3% Roll-Up to age
                                                                            85 or Annual Ratchet to age 85 enhanced death
                                                                            benefit, withdrawals (including any applicable
                                                                            withdrawal charges) will reduce the 3% Roll-Up to
                                                                            age 85 benefit base on a dollar-for-dollar basis,
                                                                            as long as the sum of the withdrawals in a
                                                                            contract year is 3% or less of the 3% Roll-Up to
                                                                            age 85 enhanced death benefit base on the contract
                                                                            issue date or the most recent contract date
                                                                            anniversary, if later.

             See "Guaranteed minimum death benefit" in                You have a choice of the standard death benefit, the
             "Contract features and benefits"                         Annual Ratchet to age 85 enhanced death benefit, the
                                                                      Greater of 3% Roll-Up to age 85 or Annual Ratchet to age
                                                                      85 enhanced death benefit, or the Greater of 4% Roll-Up
                                                                      to age 85 or Annual Ratchet to age 85 enhanced death
                                                                      benefit.

             See "GWBL Guaranteed minimum death benefit" under        Only the GWBL Standard death benefit is available.
             "Guaranteed withdrawal benefit for life ("GWBL")"
             in "Contract features and benefits"

             See "Annual administrative charge" in "Charges and       The second paragraph of this section is replaced with
             expenses"                                                the following:The annual administrative charge will be
                                                                      deducted from the value in the variable investment
                                                                      options on a pro rata basis. If those amounts are
                                                                      insufficient, we will deduct all or a portion of the
                                                                      charge from the account for special dollar cost
                                                                      averaging (for Accumulator(R) and Accumulator(R) Elite(SM)
                                                                      contracts) or the account for special money market
                                                                      dollar cost averaging (for Accumulator(R) Plus(SM) and
                                                                      Accumulator(R) Select(SM) contracts). If the contract is
                                                                      surrendered or annuitized or a death benefit is paid on
                                                                      a date other than a contract date anniversary, we will
                                                                      deduct a pro rata portion of that charge for the year.

             See "10% free withdrawal amount" under "Withdrawal       The 10% free withdrawal amount applies to full
             charge" in "Charges and expenses" (For                   surrenders.
             Accumulator(R), Accumulator(R) Plus(SM) and
             Accumulator(R) Elite(SM) contracts only)

             See "Certain withdrawals" under "Withdrawal charge"      If you elect the Greater of 4% Roll-Up to age 85 or
             in "Charges and expenses" (For Accumulator(R),           Annual Ratchet to age 85 enhanced death benefit without
             Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM)     a Guaranteed minimum income benefit, the withdrawal
             contracts only)                                          charge will be waived for any withdrawal that, together
                                                                      with any prior withdrawals made during the contract
                                                                      year, does not exceed 6% of the beginning of contract
                                                                      year 4% Roll-Up to age 85 benefit base, even if such
                                                                      withdrawals exceed the free withdrawal amount.
------------------------------------------------------------------------------------------------------------------------------------


VII-9 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   See "Withdrawal charge" in "Charges and expenses"        The owner (or older joint owner, if applicable) has
(CONTINUED)  under "Disability, terminal illness, or confinement      qualified to receive Social Security disability benefits
             to nursing home" (For Accumulator(R), Accumulator(R)     as certified by the Social Security Administration or a
             Plus(SM) and Accumulator(R) Elite(SM) contracts only)    statement from an independent U.S. licensed physician
                                                                      stating that the owner (or older joint owner, if
                                                                      applicable) meets the definition of total disability for
                                                                      at least 6 continuous months prior to the notice of
                                                                      claim. Such disability must be re-certified every 12
                                                                      months.
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VII-10

Appendix VIII: Contract variations


--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer being sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.


In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD         FEATURE/BENEFIT                                   VARIATION
------------------------------------------------------------------------------------------------------------------------------------
May 2007 - February 2008         Guaranteed withdrawal             At no additional charge, during the first ten contract
(through March 2008 in Nevada)   benefit for life--                years, in each year you have not taken a withdrawal, we
                                 5% deferral bonus                 will increase your GWBL benefit base by an amount equal
                                                                   to 5% of your total contributions. If the Annual Ratchet
                                                                   (as discussed immediately above) occurs on any con-
                                                                   tract date anniversary, for the next and subsequent
                                                                   contract years, the bonus will be 5% of the most recent
                                                                   ratcheted GWBL benefit base plus any subsequent
                                                                   contributions. If the GWBL benefit base is reduced due
                                                                   to an Excess withdrawal, the 5% deferral bonus will be
                                                                   calculated using the reset GWBL benefit base plus any
                                                                   applicable contributions. The deferral bonus generally
                                                                   excludes contributions made in the prior 12 months. In
                                                                   the first contract year, the deferral bonus is
                                                                   determined using all contributions received in the first
                                                                   90 days of the contract year. On any contract date
                                                                   anniversary on which you are eligible for a bonus, we
                                                                   will calculate the applicable bonus amount. If, when
                                                                   added to the current GWBL benefit base, the amount is
                                                                   greater than your account value, that amount will become
                                                                   your new GWBL benefit base. If that amount is less than
                                                                   or equal to your account value, your GWBL benefit base
                                                                   will be ratcheted to equal your account value, and the
                                                                   5% deferral bonus will not apply. If you opt out of the
                                                                   Annual Ratchet (as discussed immediately above), the
                                                                   5% deferral bonus will still apply.
                                 200% Initial GWBL benefit base    Not available
                                 guarantee

                                 Guaranteed annual                 The Applicable percentages for the
                                 Withdrawal amount                 Guaranteed annual withdrawal
                                                                   amount are as follows:

                                                                   -----------------------------------------------------------------
                                                                   AGE             APPLICABLE PERCENTAGE
                                                                   -----------------------------------------------------------------
                                                                   45-64           4.0%
                                                                   65-74           5.0%
                                                                   75-84           6.0%
                                                                   85 and older    7.0%
                                                                   -----------------------------------------------------------------
                                 Guaranteed withdrawal             If you elect the Single Life option, the
                                 benefit for life benefit charge   charge is equal to 0.60%. If you
                                                                   elect the Joint Life option, the charge is
                                                                   equal to 0.75%.

                                                                   The maximum charge for the Single Life
                                                                   option is 0.75%.

                                                                   The maximum charge for the Joint Life
                                                                   option is 0.90%.


VIII-1 APPENDIX VIII: CONTRACT VARIATIONS

------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD         FEATURE/BENEFIT                   VARIATION
------------------------------------------------------------------------------------------------------------------------------------
                                 How withdrawals affect your GWBL  Your GWBL Standard death benefit base and GWBL Enhanced
                                 and GWBL Guaranteed minimum       death benefit base are reduced on a dollar-for-dollar
                                 death benefit                     basis by any withdrawal up to the Guaranteed annual
                                                                   withdrawal amount. Once a withdrawal causes cumulative
                                                                   withdrawals in a contract year to exceed your Guar-
                                                                   anteed annual withdrawal amount, your GWBL Standard
                                                                   death benefit base and GWBL Enhanced death benefit base
                                                                   are reduced on a pro rata basis. If the reduced GWBL
                                                                   Enhanced death benefit base is greater than your account
                                                                   value (after the Excess withdrawal), we will further
                                                                   reduce your GWBL Enhanced death benefit base to equal
                                                                   your account value.

                                 Maximum payment plan              The amount of the withdrawal will increase following any
                                                                   Annual Ratchet or 5% deferral bonus.

                                 Customized payment plan           The amount of the withdrawal will not be increased
                                                                   following any Annual Ratchet or 5% deferral bonus. You
                                                                   must elect to change the scheduled payment amount.

                                 Annuity maturity date             The minimum death benefit will be reduced
                                                                   dollar-for-dollar by each payment.
------------------------------------------------------------------------------------------------------------------------------------


                                       APPENDIX VIII: CONTRACT VARIATIONS VIII-2

Appendix IX: Tax-sheltered annuity contracts (TSAs)



--------------------------------------------------------------------------------
GENERAL; FINAL REGULATIONS UNDER SECTION 403(B)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity" contracts ("TSAs"). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 ("Rev. Rul. 90-24"), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.


PERMISSIBLE CONTRIBUTIONS TO THE ACCUMULATOR(R) SERIES TSA CONTRACTS

Contributions to an Accumulator(R) Series TSA contract are extremely limited. AXA Equitable permits Contributions to be made to an Accumulator(R) Series TSA contract only where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer's 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) Series TSA contract and other funding vehicles under the plan.

AXA Equitable does not accept employer-remitted contributions. AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions, to the Accumulator(R) Series TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Contributions must be made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Series Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o     the owner dies; or

o the plan under which the Accumulator(R) Series TSA contract is purchased is terminated.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under "Federal and state income tax withholding and information reporting" in the "Tax Information" section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.



IX-1 APPENDIX IX: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to an Accumulator(R) Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in the "Contract features and benefits" in this Prospectus. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS


As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:
The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o     the loan does not qualify under the conditions above;

o     the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


                        APPENDIX IX: TAX-SHELTERED ANNUITY CONTRACTS (TSAS) IX-2

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. An Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan, are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the "Tax Information" section of the Prospectus with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.

SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



IX-3 APPENDIX IX: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Statement of additional information


--------------------------------------------------------------------------------
TABLE OF CONTENTS



                                                                            PAGE
Who is AXA Equitable?                                                          2
Unit Values                                                                    2
Custodian and Independent Registered Public Accounting Firm                    2
Distribution of the Contracts                                                  2
Financial Statements                                                           2



HOW TO OBTAIN AN ACCUMULATOR(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------



Please send me an Accumulator(R) Series SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.





--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                            State              Zip



                   e13517 Accumulator '06/'06.5, '07/'07.5, 8.0/8.2/8.3, 9.0 All

The Accumulator(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) SERIES?


The Accumulator(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The series consists of Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest. option, (iii) fixed maturity options, or (iv) the account for special dollar cost averaging or the account for special money dollar cost averaging.+

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contracts may not have been available in all states. The contract should also be read carefully.

Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.


+ The account for special dollar cost averaging is only available with Accumulator(R) and Accumulator(R) Elite(SM) contracts. The account for special money market dollar cost averaging is only available with Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts.


--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Davis New York Venture
o AXA Conservative Allocation(1)         o EQ/Equity 500 Index
o AXA Conservative-Plus Allocation(1)    o EQ/Equity Growth PLUS
o AXA Moderate Allocation(1)             o EQ/Franklin Core Balanced
o AXA Moderate-Plus Allocation(1)        o EQ/Franklin Templeton Allocation
o EQ/AllianceBernstein Small Cap         o EQ/GAMCO Mergers and Acquisitions
  Growth                                 o EQ/GAMCO Small Company Value
o EQ/AXA Franklin Small Cap Value Core   o EQ/Global Bond PLUS
o EQ/BlackRock Basic Value Equity        o EQ/Global Multi-Sector Equity
o EQ/Boston Advisors Equity Income       o EQ/Intermediate Government Bond
o EQ/Calvert Socially Responsible          Index
o EQ/Capital Guardian Growth (2)         o EQ/International Core PLUS
o EQ/Capital Guardian Research           o EQ/International Equity Index(3)
o EQ/Common Stock Index                  o EQ/International Value PLUS
o EQ/Core Bond Index                     o EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o EQ/Large Cap Core PLUS                 o EQ/Small Company Index
o EQ/Large Cap Growth Index              o EQ/T. Rowe Price Growth Stock
o EQ/Large Cap Growth PLUS               o EQ/Templeton Global Equity
o EQ/Large Cap Value Index               o EQ/UBS Growth and Income
o EQ/Large Cap Value PLUS                o EQ/Van Kampen Comstock
o EQ/Lord Abbett Growth and Income (2)   o EQ/Wells Fargo Omega Growth(3)
o EQ/Lord Abbett Large Cap Core          o Multimanager Aggressive Equity
o EQ/MFS International Growth(3)         o Multimanager Core Bond
o EQ/Mid Cap Index                       o Multimanager International Equity
o EQ/Mid Cap Value PLUS                  o Multimanager Large Cap Core Equity
o EQ/Money Market                        o Multimanager Large Cap Value
o EQ/Montag & Caldwell Growth            o Multimanager Mid Cap Growth
o EQ/Morgan Stanley Mid Cap Growth       o Multimanager Mid Cap Value
o EQ/Mutual Large Cap Equity             o Multimanager Multi-Sector Bond
o EQ/Oppenheimer Global                  o Multimanager Small Cap Growth
o EQ/PIMCO Ultra Short Bond              o Multimanager Small Cap Value
o EQ/Quality Bond PLUS                   o Multimanager Technology

--------------------------------------------------------------------------------



(1)   The "AXA Allocation" Portfolios.
(2) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus regarding the proposed merger of this variable investment option on or about May 20, 2011.
(3) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.


You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and, if applicable under your Accumulator(R) Series contract, the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, certain permitted variable investment options and, if applicable under your Accumulator(R) Series contract, the account for special dollar cost averaging. The permitted variable investment options are described later in this Prospectus.


TYPES OF CONTRACTS.  We offer the contracts for use as:

o     A nonqualified annuity ("NQ") for after-tax contributions only.

o     An individual retirement annuity ("IRA"), either traditional IRA or Roth
      IRA.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          e13505
                                                                   '06/'06.5 All

We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

Not all types of contracts are available with each version of the Accumulator(R) Series contracts. See "How you can contribute to your contract" in "Contract features and benefits" for more information.


CONTRACT VARIATIONS

These versions of the Accumulator(R) Series contracts are no longer being sold. This prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

                                         Contents of this Prospectus



--------------------------------------------------------------------------------


Index of key words and phrases                                                4

Who is AXA Equitable?                                                         6
How to reach us                                                               7
The Accumulator(R) Series at a glance -- key features                         9

--------------------------------------------------------------------------------
FEE TABLE                                                                    12
--------------------------------------------------------------------------------
Examples                                                                     14
Condensed financial information                                              15

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                            16
--------------------------------------------------------------------------------
How you can contribute to your contract                                      16
Owner and annuitant requirements                                             23
How you can make your contributions                                          23
What are your investment options under the contract?                         24
Portfolios of the Trusts                                                     25
Allocating your contributions                                                32
Credits (for Accumulator(R) Plus(SM) contracts only)                         34
Guaranteed minimum death benefit and Guaranteed minimum income benefit base  35
Annuity purchase factors                                                     37
Guaranteed minimum income benefit option                                     37
Guaranteed minimum death benefit                                             39
Guaranteed withdrawal benefit for life ("GWBL")                              41
Principal guarantee benefits                                                 45
Inherited IRA beneficiary continuation contract                              46
Your right to cancel within a certain number of days                         46

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                         48
--------------------------------------------------------------------------------
Your account value and cash value                                            48
Your contract's value in the variable investment options                     48
Your contract's value in the guaranteed
   interest option                                                           48
Your contract's value in the fixed maturity
   options                                                                   48
Your contract's value in the account for special dollar cost averaging       48
Insufficient account value                                                   48

--------

"We,""our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


--------------------------------------------------------------------------------

                                                  CONTENTS OF THIS PROSPECTUS  2

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          50
--------------------------------------------------------------------------------
Transferring your account value                                              50

Our administrative procedures for calculating your Roll-Up benefit base
following a transfer                                                         50
Disruptive transfer activity                                                 51

Rebalancing your account value                                               52

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                      53
--------------------------------------------------------------------------------
Withdrawing your account value                                               53
How withdrawals are taken from your account value                            55
How withdrawals affect your Guaranteed minimum income benefit, Guaranteed
     minimum death benefit and Principal guarantee benefits                  55
How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit   56
Withdrawals treated as surrenders                                            56
Loans under Rollover TSA contracts                                           56
Surrendering your contract to receive its cash value                         57
When to expect payments                                                      57
Your annuity payout options                                                  57

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                      61
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                           61
Charges that the Trusts deduct                                               64
Group or sponsored arrangements                                              65
Other distribution arrangements                                              65

--------------------------------------------------------------------------------

6. PAYMENT OF DEATH BENEFIT                                                  66

--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                      66
Beneficiary continuation option                                              68

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                           70
--------------------------------------------------------------------------------
Overview                                                                     70
Contracts that fund a retirement arrangement                                 70

Transfers among investment options                                           70

Taxation of nonqualified annuities                                           70
Individual retirement arrangements (IRAs)                                    72
Traditional individual retirement annuities (traditional IRAs)               73
Roth individual retirement annuities (Roth IRAs)                             77
Federal and state income tax withholding and information reporting           80
Special rules for contracts funding qualified plans                          80
Impact of taxes to AXA Equitable                                             80

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                          81
--------------------------------------------------------------------------------
About Separate Account No. 49                                                81
About the Trusts                                                             81
About our fixed maturity options                                             81

About the general account                                                    82

About other methods of payment                                               83
Dates and prices at which contract events occur                              83
About your voting rights                                                     84
Statutory compliance                                                         84
About legal proceedings                                                      85
Financial statements                                                         85
Transfers of ownership, collateral assignments, loans and borrowing          85
About Custodial IRAs                                                         85
How divorce may affect your guaranteed benefits                              85
How divorce may affect your Joint Life GWBL                                  85
Distribution of the contracts                                                85

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                           89
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------


       I --   Condensed financial information                               I-1
      II --   Purchase considerations for QP contracts                     II-1
     III --   Market value adjustment example                             III-1
      IV --   Enhanced death benefit example                               IV-1
       V --   Hypothetical illustrations                                    V-1
      VI --   Earnings enhancement benefit example                         VI-1
     VII --   State contract availability and/or variations of            VII-1
                  certain features and benefits
    VIII --   Contract variations                                        VIII-1
      IX --   Tax-sheltered annuity contracts (TSAs)                       IX-1


--------------------------------------------------------------------------------
  STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

3  CONTENTS OF THIS PROSPECTUS

Index of key words and phrases



--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.


                                                                          PAGE

6% Roll-Up to age 85                                                        35
12 month dollar cost averaging                                              33
account for special dollar cost averaging                                   32
account value                                                               48
administrative charge                                                       61
annual administrative charge                                                61
Annual Ratchet                                                              43
Annual Ratchet to age 85 enhanced death benefit                             36
annuitant                                                                   16
annuitization                                                               57
annuity maturity date                                                       59
annuity payout options                                                      57
annuity purchase factors                                                    37
automatic annual reset program                                              36
automatic customized reset program                                          36
automatic investment program                                                83
AXA Allocation portfolios                                                cover
beneficiary                                                                 66
Beneficiary continuation option ("BCO")                                     68
business day                                                                83
cash value                                                                  48
charges for state premium and other applicable taxes                        64
contract date                                                               23
contract date anniversary                                                   23
contract year                                                               23
contributions to Roth IRAs                                                  77
     regular contributions                                                  77
     rollovers and direct transfers                                         78
     conversion contributions                                               78
contributions to traditional IRAs                                           73
     regular contributions                                                  73
     rollovers and transfers                                                74
credit                                                                      34
disability, terminal illness or confinement to nursing home                 63
disruptive transfer activity                                                51
distribution charge                                                         61
Earnings enhancement benefit                                                40
Earnings enhancement benefit charge                                         64
ERISA                                                                       65
fixed-dollar option                                                         34
fixed maturity options                                                      31
Flexible Premium IRA                                                     cover
Flexible Premium Roth IRA                                                cover
free look                                                                   46
free withdrawal amount                                                      62
general account                                                             82
general dollar cost averaging                                               33
guaranteed interest option                                                  31
Guaranteed minimum death benefit                                            39
Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                            35
Guaranteed minimum death benefit/Guaranteed
     minimum income benefit roll-up benefit base reset option               36
Guaranteed minimum income benefit                                           37
Guaranteed minimum income benefit charge                                    64
Guaranteed minimum income benefit "no lapse guarantee"                      38
Guaranteed withdrawal benefit for life ("GWBL")                             41
Guaranteed withdrawal benefit for life charge                               64
GWBL benefit base                                                           42
Inherited IRA                                                            cover
investment options                                                       cover
Investment simplifier                                                       34
IRA                                                                      cover
IRS                                                                         70
lifetime required minimum distribution withdrawals                          54
loan reserve account                                                        57
loans under Rollover TSA                                                    56
market adjusted amount                                                      31
market timing                                                               51
market value adjustment                                                     31
maturity dates                                                              31
maturity value                                                              31
Mortality and expense risks charge                                          61
NQ                                                                       cover
one-time reset option                                                       36
Online Account Access                                                        7
partial withdrawals                                                         53
permitted variable investment options                                       24
Portfolio                                                                cover
Principal guarantee benefits                                                45
processing office                                                            7
QP                                                                       cover
rate to maturity                                                            31
rebalancing                                                                 52
Rollover IRA                                                             cover
Rollover TSA                                                             cover
Roth Conversion IRA                                                      cover
Roth IRA                                                                 cover
SAI                                                                      cover
SEC                                                                      cover
self-directed allocation                                                    32
Separate Account No. 49                                                     81
special dollar cost averaging                                               32
Spousal continuation                                                        67
standard death benefit                                                      35
substantially equal withdrawals                                             54
systematic withdrawals                                                      54
TOPS                                                                         7
TSA                                                                      cover
traditional IRA                                                          cover
Trusts                                                                      81
unit                                                                        48
variable investment options                                                 24
wire transmittals and electronic applications                               83
withdrawal charge                                                           62

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.


                                                INDEX OF KEY WORDS AND PHRASES 4

----------------------------------------------------------------------------------------
 PROSPECTUS                                CONTRACT OR SUPPLEMENTAL MATERIALS
----------------------------------------------------------------------------------------
fixed maturity options                   Guarantee Periods (Guaranteed Fixed
                                         Interest Accounts in supplemental materials)

variable investment options              Investment Funds

account value                            Annuity Account Value

rate to maturity                         Guaranteed Rates

unit                                     Accumulation Unit

Guaranteed minimum death benefit         Guaranteed death benefit

Guaranteed minimum income benefit        Guaranteed Income Benefit

Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit

GWBL benefit base                        Guaranteed withdrawal benefit for life
                                         benefit base

Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life Annual
                                         withdrawal amount

Excess withdrawal                        Guaranteed withdrawal benefit for life Excess
                                         withdrawal
----------------------------------------------------------------------------------------



5 INDEX OF KEY WORDS AND PHRASES

                                         Who is AXA Equitable?



--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        WHO IS AXA EQUITABLE?  6

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094





--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o     written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o     your current account value;

o     your current allocation percentages;

o     the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options (not available through Online Account Access);

o     the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o     elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program (through Online Account Access only)

o     change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o     access Frequently Asked Questions and Service Forms (not available through
      TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

7  WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)   authorization for telephone transfers by your financial professional;


(2) conversion of a traditional IRA to a Roth Conversion IRA or, depending on your contract, Flexible Premium Roth IRA contract;

(3)   election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)   spousal consent for loans under Rollover TSA contracts;

(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");


(7)   tax withholding elections (see withdrawal request form);


(8)   election of the beneficiary continuation option;

(9)   IRA contribution recharacterizations;

(10)  Section 1035 exchanges;

(11)  direct transfers and rollovers;

(12)  exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(14) requests to opt out of or back into the Annual Ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(15)  death claims;

(16)  change in ownership (NQ only, if available under your contract);

(17)  purchase by, or change of ownership to, a non-natural owner;


(18) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL");



(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit; and

(20)  withdrawal requests (starting on or about August 8, 2011).



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   beneficiary changes;


(2)   contract surrender;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options);

(4) 12 month dollar cost averaging (for Accumulator(R) Select(SM) contracts only); and

(5) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only).


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)   automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3) 12 month dollar cost averaging (for Accumulator(R) Select(SM) contracts only);

(4) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only);

(5)   substantially equal withdrawals;

(6)   systematic withdrawals; and

(7)   the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)   automatic annual reset program; and

(2)   automatic customized reset program.

                      ----------------------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


                                                        WHO IS AXA EQUITABLE?  8

The Accumulator(R) Series at a glance -- key features

-----------------------------------------------------------------------------------------------------------------------------------
FOUR CONTRACT SERIES      This Prospectus describes The Accumulator(R) Series contracts -- Accumulator(R), Accumulator(R) Plus(SM),
                          Accumulator(R) Elite(SM) and Accumulator(R) Select(SM). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.

                          Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                          Each series is subject to different contribution rules, which are described in "Contribution amounts"
                          later in this section and in "How you can contribute to your contract" in "Contract features and benefits"
                          later in this Prospectus.

                          The chart below shows the availability of key features under each series of the contract.

                                                 ACCUMULATOR(R)   ACCUMULATOR(R)   ACCUMULATOR(R)   ACCUMULATOR(R)
                                                                  PLUS(SM)         ELITE(SM)        SELECT(SM)
                          ---------------------------------------------------------------------------------------------------------
                          Special dollar cost    Yes              No               Yes              No
                          averaging
                          ---------------------------------------------------------------------------------------------------------
                          12 month dollar cost   No               No               No               Yes
                          averaging
                          ---------------------------------------------------------------------------------------------------------
                          Credits                No               Yes              No               No
                          ---------------------------------------------------------------------------------------------------------

                          Throughout the Prospectus, any differences among the contract series are identified.

                          You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
-----------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   The Accumulator(R) Series' variable investment options invest in different Portfolios managed by
MANAGEMENT                professional investment advisers.
-----------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS    o   Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                          o   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          ---------------------------------------------------------------------------------------------------------
                          If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST       o   Principal and interest guarantees.
OPTION                    o   Interest rates set periodically.
-----------------------------------------------------------------------------------------------------------------------------------
TAX CONSIDERATIONS        o   No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                          ---------------------------------------------------------------------------------------------------------
                          o   No tax on transfers among investment options inside the contract. For more information, please see
                              "How you can contribute to your contract" in "Contract features and benefits" later in this
                              Prospectus.
                          ---------------------------------------------------------------------------------------------------------
                          If you are purchasing or contributing to an annuity contract which is an Individual Retirement Annuity
                          (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
                          Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM        The Guaranteed minimum income benefit provides income protection for you during your life once you elect
                          INCOME BENEFIT to annuitize the contract.
-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL     The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals up to
BENEFIT FOR LIFE          a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later.

                          Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
-----------------------------------------------------------------------------------------------------------------------------------

9 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

-----------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     The chart below shows the minimum initial and additional contribution amounts under the contracts. Initial contribution amounts are provided for informational purposes only. Please see "How you can contribute to your contract" under "Contract features and benefits" for more information.

                                                                          ACCUMULATOR(R)      ACCUMULATOR(R)      ACCUMULATOR(R)
                                                        ACCUMULATOR(R)    PLUS(SM)            ELITE(SM)           SELECT(SM)
                         ----------------------------------------------------------------------------------------------------------
                         NQ                            $5,000 ($500)(1)   $10,000 ($500)(1)   $10,000 ($500)(1)   $25,000 ($500)(1)
                         ----------------------------------------------------------------------------------------------------------
                         Rollover IRA                  $5,000 ($50)       $10,000 ($50)       $10,000 ($50)       $25,000 ($50)
                         ----------------------------------------------------------------------------------------------------------
                         Flexible Premium IRA          $4,000 ($50)(2)    n/a                 n/a                 n/a
                         ----------------------------------------------------------------------------------------------------------
                         Roth Conversion IRA           $5,000 ($50)       $10,000 ($50)       $10,000 ($50)       $25,000 ($50)
-----------------------------------------------------------------------------------------------------------------------------------
                         Flexible Premium Roth IRA     $4,000 ($50)(2)    n/a                 n/a                 n/a
                         ----------------------------------------------------------------------------------------------------------
                         Inherited IRA Beneficiary     $5,000 ($1,000)    n/a                 $10,000 ($1,000)    $25,000 ($1,000)
                         Continuation contract (tra-
                         ditional IRA or Roth IRA)
                         ("Inherited IRA")
                         ----------------------------------------------------------------------------------------------------------
                         QP                            $5,000 ($500)      $10,000 ($500)      $10,000 ($500)      n/a
                         ----------------------------------------------------------------------------------------------------------
                         Rollover TSA                  $5,000 ($500)      $10,000 ($500)      $10,000 ($500)      $25,000 ($500)
                         ----------------------------------------------------------------------------------------------------------
                         (1) $100 monthly and $300 quarterly under our automatic investment program.
                         (2) $50 monthly or quarterly under our automatic investment program.

                         o   Maximum contribution limitations apply to all contracts. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
                         ----------------------------------------------------------------------------------------------------------
                         In general, contributions are limited to $1.5 million ($500,000 maximum for owners or annuitants who are age 81 and older at contract issue) under all Accumulator(R) Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT                   We allocate your contributions to your account value. We allocate a credit to your account value at the
(ACCUMULATOR(R) PLUS(SM) same time that we allocate your contributions. The credit will apply to additional contribution amounts
CONTRACTS ONLY)          only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY     o   Partial withdrawals

                         o   Several withdrawal options on a periodic basis

                         o   Loans under Rollover TSA contracts (employer or plan approval required)

                         o   Contract surrender

                         o   Maximum payment plan (only under contracts with GWBL)

                         o   Customized payment plan (only under contracts with GWBL)

                         You may incur a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
-----------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS           o   Fixed annuity payout options

                         o   Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                         o   Income Manager(R) payout options (described in a separate prospectus for that option)
-----------------------------------------------------------------------------------------------------------------------------------


                        THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES 10

-----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES       o   Guaranteed minimum death benefit options

                          o   Principal guarantee benefits

                          o   Dollar cost averaging

                          o   Automatic investment program

                          o   Account value rebalancing (quarterly, semiannually, and annually)

                          o   Free transfers

                          o   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator(R) Select(SM) contracts)

                          o   Earnings enhancement benefit, an optional death benefit available under certain contracts

                          o   Spousal continuation

                          o   Beneficiary continuation option

                          o   Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset
-----------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this section for complete details.
-----------------------------------------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE Please see "How you can contribute to your contract" in "Contract features and benefits" for owner and
AGES                      annuitant issue ages applicable to your contract.
-----------------------------------------------------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX VII LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


11 THE ACCUMULATOR(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table



--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VIII later in this Prospectus for more information.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-         ACCUMULATOR(R) ACCUMULATOR(R) ACCUMULATOR(R) ACCUMULATOR(R)
drawn (deducted if you surrender your contract or make certain                          PLUS(SM)       ELITE(SM)      SELECT(SM)
withdrawals or apply your cash value to certain payout options).(1)
                                                                         7.00%          8.00%          8.00%          N/A
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                          $350 (for all Accumulator(R) Series contracts)
------------------------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)

  If your account value on a contract date anniversary is less than      $ 30
  $50,000(3)

  If your account value on a contract date anniversary is $50,000 or     $  0
  more
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:                                        ACCUMULATOR(R) ACCUMULATOR(R) ACCUMULATOR(R) ACCUMULATOR(R)
                                                                                        PLUS(SM)       ELITE(SM)      SELECT(SM)

Mortality and expense risks(4)                                           0.80%          0.95%          1.10%          1.10%

Administrative                                                           0.30%          0.35%          0.30%          0.25%

Distribution                                                             0.20%          0.25%          0.25%          0.35%
                                                                         -----          -----          -----          -----

Total Separate account annual expenses                                   1.30%          1.55%          1.65%          1.70%
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a per-
centage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

  Standard death benefit and GWBL Standard death benefit                 No charge

  Annual Ratchet to age 85                                               0.25%

  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85            0.60% or 0.65%*

  GWBL Enhanced death benefit                                            0.30%

*Please see Appendix VIII later in this Prospectus for more information on the charge applicable under your Accumulator(R)
 Series contract.
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL GUARANTEE BENEFITS CHARGE (Calculated as a percentage of the account value. Deducted annually(2) on each contract date anniver-
sary for which the benefit is in effect.)

  100% Principal guarantee benefit                                       0.50%

  125% Principal guarantee benefit                                       0.75%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each
contract date anniversary for which the benefit is in effect.)           0.65%
------------------------------------------------------------------------------------------------------------------------------------

                                                                    FEE TABLE 12

------------------------------------------------------------------------------------------------------------------------------------
EARNINGS ENHANCEMENT BENEFIT CHARGE (Calculated as a percentage of the account value. Deducted annually(2) on each contract date anniver-
sary for which the benefit is in effect.)                                  0.35%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE                      0.60% for the Single Life option
(Calculated as a percentage of the GWBL benefit base. Deducted annu-       0.75% for the Joint Life option
ally(2) on each contract date anniversary.)
------------------------------------------------------------------------------------------------------------------------------------
If your GWBL benefit base ratchets, we reserve the right to increase your  0.75% for the Single Life option
charge up to:                                                              0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" ("GWBL") in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in
"Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NET LOAN INTEREST CHARGE -- ROLLOVER TSA CONTRACTS ONLY (Calcu-            2.00%(5)
lated and deducted daily as a percentage of the outstanding loan amount.)
------------------------------------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are                      Lowest          Highest
deducted from Portfolio assets including management fees, 12b-1 fees,                      ------          -------
service fees, and/or other expenses)(6)                                                    0.62%           1.46%


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

      The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1")

Contract                                                   Accumulator(R)     Accumulator(R)
Year                                    Accumulator(R)       Plus(SM)            Elite(SM)
--------------------------------------- --------------     --------------     ---------------
  1.................................... 7.00%              8.00%              8.00%

  2.................................... 7.00%              8.00%              7.00%

  3.................................... 6.00%              7.00%              6.00%

  4.................................... 6.00%              6.00%              5.00%

  5.................................... 5.00%              5.00%              0.00%

  6.................................... 3.00%              5.00%              0.00%

  7.................................... 1.00%              4.00%              0.00%

  8.................................... 0.00%              3.00%              0.00%

  9+................................... 0.00%              0.00%              0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator(R) Plus(SM) contracts, the charges also compensate us for the expense associated with the credit.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and the EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.



13 FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit (with the annual reset feature) or the 125% Principal guarantee benefit) would pay in the situations illustrated. All values in the expense examples were calculated with the Guaranteed minimum income benefit except for the AXA Moderate Allocation portfolio. The AXA Moderate Allocation portfolio is calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. These examples use an average annual administrative charge based on the charges paid in 2010, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator(R) 0.013%; Accumulator(R) Plus(SM) 0.010%; Accumulator(R) Elite(SM) 0.008%; and Accumulator(R) Select(SM) 0.008%.


The fixed maturity options, guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the 12 month dollar cost averaging program (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract), the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option, the account for special dollar cost averaging and the 12 month dollar cost averaging program. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The examples assume that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. The example for Accumulator(R) Plus(SM) contracts assumes that a 4% credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the examples also assume maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



------------------------------------------------------------------------------------------------------------------------------------
                                                       ACCUMULATOR(R)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       If you annuitize at the end of the
                                                                                      applicable time period, and select a
                                                                                                    non-life
                                             If you surrender your contract at the      contingent period certain annuity
                                                           end of the                              option with
                                                     applicable time period                   less than five years
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,166    $2,025    $2,925    $5,111       N/A    $2,025    $2,925    $5,111
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,077    $1,766    $2,503    $4,327       N/A    $1,766    $2,503    $4,327
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                                          at the end
                                                of the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $466     $1,425    $2,425    $5,111
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $377     $1,166    $2,003    $4,327
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                   ACCUMULATOR(R) PLUS(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       If you annuitize at the end of the
                                                                                       applicable time period, and select
                                               If you surrender your contract at        a non-life contingent period cer-
                                                 the end of the applicable time        tain annuity option with less than
                                                             period                                five years
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,306    $2,244    $3,219    $5,480       N/A    $2,244    $3,219    $5,480
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,215    $1,976    $2,785    $4,684       N/A    $1,976    $2,785    $4,684
     any of the Portfolios

------------------------------------------------------------------------------------------------------------------------------------
                                              If you do not surrender your con-
                                              tract at the end of the applicable
                                                         time period
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $506     $1,544    $2,619    $5,480
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $415     $1,276    $2,185    $4,684
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                  ACCUMULATOR(R) ELITE(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                               If you annuitize at the end of the
                                               applicable time period, and select
        If you surrender your contract at       a non-life contingent period cer-      If you do not surrender your con-
         the end of the applicable time        tain annuity option with less than      tract at the end of the applicable
                     period                                five years                             time period
------------------------------------------------------------------------------------------------------------------------------------
     1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                                                   FEE TABLE 14

------------------------------------------------------------------------------------------------------------------------------------
                                                ACCUMULATOR(R) ELITE(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    IF YOU ANNUITIZE AT THE END OF THE
                                                                                    APPLICABLE TIME PERIOD, AND SELECT A
                                               IF YOU SURRENDER YOUR CONTRACT AT    NON-LIFE CONTINGENT PERIOD CERTAIN
                                                THE END OF THE APPLICABLE TIME      ANNUITY OPTION WITH LESS THAN FIVE
                                                            PERIOD                                 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,302    $2,131    $2,594    $5,413   N/A    $2,131    $2,594    $5,413
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,214    $1,873    $2,178    $4,658   N/A    $1,873    $2,178    $4,658
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                              AT THE END OF THE APPLICABLE TIME
                                                           PERIOD
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $502    $1,531    $2,594    $5,413
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $414    $1,273    $2,178     4,658
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                 ACCUMULATOR(R) SELECT(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     If you surrender or do not surrender
                                              If you annuitize at the end of the    your contract at the end of the appli-
                                                    applicable time period                    cable time period
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of    N/A    $1,896    $2,968    $5,806     $507     $1,546    $2,618    $5,456
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of    N/A    $1,639    $2,553    $5,055     $419     $1,289    $2,203    $4,705
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2010.



15 FEE TABLE

1. CONTRACT FEATURES AND BENEFITS



--------------------------------------------------------------------------------
HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.
--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------
We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VII later in this Prospectus.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.
--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining, contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
             AVAILABLE
             FOR OWNER
CONTRACT     AND ANNUITANT             MINIMUM
TYPE         ISSUE AGES                CONTRIBUTIONS                 SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ           Accumulator(R)            o  Accumulator(R)             o  After-tax money.            o  Accumulator(R)
             Accumulator(R) Elite(SM)    $5,000 (initial)                                              Accumulator(R) Elite(SM)
             Accumulator(R) Select(SM)                               o  Paid to us by check or         Accumulator(R) Select(SM)
             0 through 85              o  Accumulator(R) Plus(SM)       transfer of contract value     No additional contribu-
                                          Accumulator(R) Elite(SM)      in a tax-deferred              tions may be made after
             Accumulator(R) Plus(SM)      $10,000 (initial)             exchange under Section         attainment of age 86, or
             0 through 80                                               1035 of the Internal           if later, the first contract
                                       o  Accumulator(R) Select(SM)     Revenue Code.                  date anniversary.(2)
                                          $25,000 (initial)

                                       o  The Accumulator(R) Series                                 o  Accumulator(R) Plus(SM)
                                          $500 (additional)                                            No additional contribu-
                                                                                                       tions after attainment of
                                       o  The Accumulator(R) Series                                    age 81 or, if later, the
                                          $100 monthly and $300                                        first contract date anni-
                                          quarterly under our                                          versary.(2)
                                          automatic investment
                                          program (additional)
------------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 16

------------------------------------------------------------------------------------------------------------------------------------
             AVAILABLE
             FOR OWNER
CONTRACT     AND ANNUITANT             MINIMUM
TYPE         ISSUE AGES                CONTRIBUTIONS                 SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA Accumulator(R)            o  Accumulator(R)             o  Eligible rollover distribu- o  Accumulator(R)
             Accumulator(R) Elite(SM)     $5,000 (initial)              tions from 403(b) plans,       Accumulator(R) Elite(SM)
             Accumulator(R) Select(SM)                                  qualified plans, and gov-      No additional contribu-
             20 through 85             o  Accumulator(R) Plus(SM)       ernmental employer             tions may be made after
             Accumulator(R) Plus(SM)      Accumulator(R) Elite(SM)      457(b) plans.                  attainment of age 86, or,
             20 through 80                $10,000 (initial)                                            if later, the first contract
                                                                     o  Rollovers from another         date anniversary.(2)
                                       o  Accumulator(R) Select(SM)     traditional individual
                                          $25,000 (initial)             retirement arrangement.     o  Accumulator(R) Plus(SM)
                                                                                                       No contributions after
                                       o  The Accumulator(R) Series  o  Direct custodian-to-           attainment of age 81 or,
                                          $ 50 (additional)             custodian transfers from       if later, the first contract
                                                                        another traditional indi-      date anniversary.(2)
                                                                        vidual retirement
                                       o  $100 monthly and $300         arrangement.                o  Accumulator(R) Select(SM)
                                          quarterly under our                                          No rollover or direct
                                          automatic investment       o  Regular IRA contribu-          transfer contributions
                                          program (additional)          tions.                         after attainment of age
                                          (subject to tax maxi-                                        86 or, if later, the first
                                          mums)                      o  Additional catch-up con-       contract date anniver-
                                                                        tributions.                    sary.(2)

                                                                                                    o  Contributions after age
                                                                                                       70-1/2 must be net of
                                                                                                       required minimum distri-
                                                                                                       butions.

                                                                                                    o  Although we accept
                                                                                                       regular IRA contributions
                                                                                                       (limited to $5,000)
                                                                                                       under Rollover IRA con-
                                                                                                       tracts, we intend that the
                                                                                                       contract be used primar-
                                                                                                       ily for rollover and direct
                                                                                                       transfer contributions.

                                                                                                    o  Additional catch-up con-
                                                                                                       tributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------


17 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
             AVAILABLE
             FOR OWNER
CONTRACT     AND ANNUITANT             MINIMUM
TYPE         ISSUE AGES                CONTRIBUTIONS                 SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth         Accumulator(R)            o  Accumulator(R)             o  Rollovers from another      o  Accumulator(R)
Conversion   Accumulator(R) Elite(SM)     $5,000 (initial)              Roth IRA.                      No additional rollover or
IRA          Accumulator(R) Select(SM)                                                                 direct contributions after
             20 through 85             o  Accumulator(R) Plus(SM)    o  Rollovers from a "desig-       attainment of age 81 or,
             Accumulator(R) Plus(SM)      Accumulator(R) Elite(SM)      nated Roth contribution        if later, the first contract
             20 through 80                $10,000 (initial)             account" under speci-          date anniversary.(2)
                                                                        fied retirement plans.
                                       o  Accumulator(R) Select(SM)                                 o  Accumulator(R) Plus(SM)
                                          $25,000 (initial)          o  Conversion rollovers           No additional rollover or
                                                                        from a traditional IRA or      direct contributions after
                                       o  The Accumulator(R) Series     other eligible retirement      attainment of age 81 or,
                                          $ 50 (additional)             plan.                          if later, the first contract
                                                                                                       date anniversary.(2)
                                       o  $100 monthly and $300      o  Direct transfers from
                                          quarterly under our           another Roth IRA.           o  Accumulator(R) Elite(SM)
                                          automatic investment                                         Accumulator(R) Select(SM)
                                          program (additional)       o  Regular Roth IRA contri-       No additional rollover or
                                          (subject to tax maxi-         butions.                       direct transfer contribu-
                                          mums)                                                        tions after attainment of
                                                                     o  Additional catch-up con-       age 86 or, if later, the
                                                                        tributions.                    first contract date anni-
                                                                                                       versary.(2)

                                                                                                    o  Conversion rollovers
                                                                                                       after age 70-1/2 must be
                                                                                                       net of required minimum
                                                                                                       distributions for the tra-
                                                                                                       ditional IRA or other
                                                                                                       eligible retirement plan
                                                                                                       which is the source of
                                                                                                       the conversion rollover.

                                                                                                    o  Although we accept
                                                                                                       regular Roth IRA contri-
                                                                                                       butions (limited to
                                                                                                       $5,000) under Roth IRA
                                                                                                       contracts, we intend that
                                                                                                       the contract be used
                                                                                                       primarily for rollover and
                                                                                                       direct transfer contribu-
                                                                                                       tions.

                                                                                                    o  Additional catch-up con-
                                                                                                       tributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------


                                      CONTRACT FEATURES AND BENEFITS 18

------------------------------------------------------------------------------------------------------------------------------------
             AVAILABLE
             FOR OWNER
CONTRACT     AND ANNUITANT             MINIMUM
TYPE         ISSUE AGES                CONTRIBUTIONS                 SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Rollover     Accumulator(R)            o  Accumulator(R)             o  With documentation of       o  Accumulator(R)
TSA(3)       Accumulator(R) Elite(SM)     $5,000 (initial)              employer or plan               No additional contribu-
             Accumulator(R) Select(SM)                                  approval, and limited to       tions may be made after
             20 through 85             o  Accumulator(R) Plus(SM)       pre-tax funds, direct          attainment of age 86, or,
             Accumulator(R) Plus(SM)      Accumulator(R) Elite(SM)      plan-to-plan transfers         if later, the first contract
             20 through 80                $10,000 (initial)             from another 403(b)            date anniversary.(2)
                                                                        plan or contract
                                       o  Accumulator(R) Select(SM)     exchanges from another      o  Accumulator(R) Plus(SM)
                                          $25,000 (initial)             403(b) contract under          No additional rollover or
                                                                        the same plan.                 direct contributions after
                                       o  The Accumulator(R) Series                                    attainment of age 81 or,
                                          $500 (additional)          o  With documentation of          if later, the first contract
                                                                        employer or plan               date anniversary.(2)
                                                                        approval, and limited to
                                                                        pre-tax funds, eligible     o  Accumulator(R) Elite(SM)
                                                                        rollover distributions         No rollover or direct
                                                                        from other 403(b) plans,       transfer contributions
                                                                        qualified plans, govern-       after attainment of age
                                                                        mental employer 457(b)         87.(2)
                                                                        plans or traditional IRAs.
                                                                                                    o  Accumulator(R) Select(SM)
                                                                                                       No additional rollover or
                                                                                                       direct transfer contribu-
                                                                                                       tions after attainment of
                                                                                                       age 86 or, if later, the
                                                                                                       first contract date anni-
                                                                                                       versary.(2)

                                                                                                    o  Contributions after age
                                                                                                       70-1/2 must be net of any
                                                                                                       required minimum distri-
                                                                                                       butions.

                                                                                                    o  We do not accept
                                                                                                       employer-remitted con-
                                                                                                       tributions.

                                                                                                    o  We do not accept after-
                                                                                                       tax contributions,
                                                                                                       including designated
                                                                                                       Roth contributions.

See Appendix IX later in this Prospectus for a discussion of TSA contracts.
------------------------------------------------------------------------------------------------------------------------------------


19 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
                 FOR OWNER
CONTRACT         AND ANNUITANT            MINIMUM
TYPE             ISSUE AGES               CONTRIBUTIONS                SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
QP               Accumulator(R)           o  Accumulator(R)            o  Only transfer contribu-    o  A separate QP contract
(Accumulator(R), Accumulator(R) Elite(SM)    Accumulator(R) Elite(SM)     tions from other              must be established for
Accumulator(R)   20 through 75               $5,000 (initial)             investments within an         each plan participant.
Plus(SM) and                                                              existing defined contri-
Accumulator(R)   Accumulator(R) Plus(SM)  o  Accumulator(R) Plus(SM)      bution qualified plan      o  We do not accept regu-
Elite(SM)        20 through 70               $10,000 (initial)            trust.                        lar ongoing payroll
contracts only)                                                                                         contributions or contri-
                                          o  The Accumulator(R) Series o  The plan must be quali-       butions directly from the
                                             $500 (additional)            fied under Section            employer.
                                                                          401(a) of the Internal
                                                                          Revenue Code.              o  Only one additional
                                                                                                        transfer contribution may
                                                                       o  For 401(k) plans,             be made during a con-
                                                                          transferred                   tract year.
                                                                          contributions may
                                                                          not include any            o  No additional transfer
                                                                          after-tax                     contributions after par-
                                                                          contributions,                ticipant's attainment of
                                                                          including                     age 76 (age 71 under
                                                                          designated                    Accumulator(R) Plus(SM)
                                                                          Roth contributions.           contracts) or, if later, the
                                                                                                        first contract date anni-
                                                                                                        versary.

                                                                                                     o  Contributions after age
                                                                                                        70-1/2 must be net of any
                                                                                                        required minimum distri-
                                                                                                        butions.

                                                                                                     o  We do not accept contri-
                                                                                                        butions from defined















See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 20

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
                 FOR OWNER
CONTRACT         AND ANNUITANT            MINIMUM
TYPE             ISSUE AGES               CONTRIBUTIONS               SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 70            o  $4,000 (initial)         o  Regular traditional IRA     o  No regular IRA contribu-
IRA                                                                      contributions.                 tions in the calendar
(Accumulator(R)                           o  $50 (additional)                                           year you turn age 70-1/2
contracts only)                                                       o  Additional catch-up con-       and thereafter.
                                          o  $50 monthly or quarterly    tributions.
                                             under our automatic                                     o  Regular contributions
                                             investment program       o  Eligible rollover distribu-    may not exceed $5,000.
                                             (additional)                tions from 403(b) plans,
                                                                         qualified plans, and gov-   o  Additional catch-up con-
                                                                         ernmental employer             tributions of up to
                                                                         457(b) plans.                  $1,000 per calendar year
                                                                                                        where the owner is at
                                                                      o  Rollovers from another         least age 50 but under
                                                                         traditional individual         age 70-1/2 at any time
                                                                         retirement arrangement.        during the calendar year
                                                                                                        for which the contribu-
                                                                      o  Direct custodian-to-           tion is made.
                                                                         custodian transfers from
                                                                         another traditional indi-   o  Although we accept
                                                                         vidual retirement              rollover and direct trans-
                                                                         arrangement.                   fer contributions under
                                                                                                        the Flexible Premium IRA
                                                                                                        contract, we intend that
                                                                                                        the contract be used for
                                                                                                        ongoing regular contri-
                                                                                                        butions.

                                                                                                     o  Rollover and direct trans-
                                                                                                        fer contributions may be
                                                                                                        made up to attainment
                                                                                                        of age 86.(2)

                                                                                                     o  Rollover and direct trans-
                                                                                                        fer contributions after
                                                                                                        age 70-1/2 must be net of
                                                                                                        required minimum distri-
                                                                                                        butions.
------------------------------------------------------------------------------------------------------------------------------------


21 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
                 FOR OWNER
CONTRACT         AND ANNUITANT            MINIMUM
TYPE             ISSUE AGES               CONTRIBUTIONS                SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 85            o  $4,000 (initial)          o  Regular Roth IRA           o  No additional contribu-
Roth IRA                                                                  contributions.                tions may be made after
(Accumulator(R)                           o  $50 (additional)                                           the attainment of age
contracts only)                                                        o  Additional catch-up con-      86, or, if later, the first
                                          o  $50 monthly or quarterly     tributions.                   contract date
                                             under our automatic                                        anniversary.(2)
                                             investment program        o  Rollovers from another
                                             (additional)                 Roth IRA.                  o  Contributions are subject
                                                                                                        to income limits and
                                                                       o  Rollovers from a "desig-      other tax rules.
                                                                          nated Roth contribution
                                                                          account" under speci-      o  Regular Roth IRA contri-
                                                                          fied retirement plans.        butions may not exceed
                                                                                                        $5,000.
                                                                       o  Conversion rollovers
                                                                          from a traditional IRA or  o  Additional catch-up con-
                                                                          other eligible retirement     tributions of up to
                                                                          plan.                         $1,000 per calendar year
                                                                                                        where the owner is at
                                                                       o  Direct transfers from         least age 50 at any time
                                                                          another Roth IRA.             during the calendar year
                                                                                                        for which the contribu-
                                                                                                        tion is made.

                                                                                                     o  Although we accept
                                                                                                        rollover and direct trans-
                                                                                                        fer contributions under
                                                                                                        the Flexible Premium
                                                                                                        Roth IRA contract, we
                                                                                                        intend that the contract
                                                                                                        be used for ongoing
                                                                                                        regular Roth IRA contri-
                                                                                                        butions.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA    0-70                     o  Accumulator(R)            o  Direct custodian-to-       o  Any additional contribu-
Beneficiary Con-                             $5,000 (initial)             custodian transfers of        tions must be from the
tinuation                                                                 your interest as a death      same type of IRA of the
Contract                                  o  Accumulator(R) Elite(SM)     beneficiary of the            same deceased owner.
(traditional IRA                             $10,000 (initial)            deceased owner's tradi-
or Roth IRA)                                                              tional individual          o  Non-spousal beneficiary
(Accumulator(R),                          o  Accumulator(R) Select(SM)    retirement arrangement        direct rollover contribu-
Accumulator(R)                               $25,000 (initial)            or Roth IRA to an IRA of      tions from qualified
Elite(SM) and                                                             the same type.                plans, 403(b) plans and
Accumulator(R)                            o  The Accumulator(R) Series                                  governmental employer
Select(SM)                                   $1,000 (additional)                                        457(b) plans may be
contracts only)                                                                                         made to an Inherited IRA
                                                                                                        contract under specified
                                                                                                        circumstances.
------------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

(2)   Please see Appendix VII later in this Prospectus for state variations.

(3) May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Series Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract).



See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.

                                               CONTRACT FEATURES AND BENEFITS 22

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability corporations to be owners of the Accumulator(R) Select(SM) contract. We also reserve the right to prohibit the availability of the Accumulator(R) Select(SM) contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If the contract is jointly owned and GWBL has not been elected, benefits are based on the age of the older joint owner. In this Prospectus, when we use the term "owner", we intend this to be a reference to the annuitant if the contract has a non-natural owner. If GWBL is elected, the terms "owner" and "successor owner" are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint Life basis, and the contract is owned by a non-natural owner. Under QP contracts, all benefits are based on the age of the annuitant.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB") or the Guaranteed withdrawal benefit for life ("GWBL"), or an enhanced death benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Accumulator(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.
--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."
The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------
Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or



23  CONTRACT FEATURES AND BENEFITS
your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging. If you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio ("permitted variable investment options").

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.

Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.



VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.



                                               CONTRACT FEATURES AND BENEFITS 24

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain guaranteed features, including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.




------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Seeks long-term capital appreciation.                      o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE            Seeks a high level of current income.                      o   AXA Equitable Funds Management Group,
 ALLOCATION                                                                                LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS       Seeks current income and growth of capital, with a         o   AXA Equitable Funds Management Group,
 ALLOCATION                 greater emphasis on current income.                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION     Seeks long-term capital appreciation and current income.   o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Seeks long-term capital appreciation and current income,   o   AXA Equitable Funds Management Group,
 ALLOCATION                 with a greater emphasis on capital appreciation.               LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE     Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY
                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   ClearBridge Advisors, LLC

                                                                                       o   Goodman & Co. NY Ltd.

                                                                                       o   Legg Mason Capital Management, Inc.

                                                                                       o   Marsico Capital Management, LLC

                                                                                       o   T. Rowe Price Associates, Inc.

                                                                                       o   Westfield Capital Management Company,
                                                                                           L.P.
------------------------------------------------------------------------------------------------------------------------------------


25 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND      Seeks a balance of high current income and capital         o   BlackRock Financial Management, Inc.
                            appreciation, consistent with a prudent level of risk.
                                                                                       o   Pacific Investment Management Company
                                                                                           LLC

                                                                                       o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL  Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY
                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   JPMorgan Investment Management Inc.

                                                                                       o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP      Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 CORE EQUITY
                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   Janus Capital Management, LLC

                                                                                       o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP      Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 VALUE
                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   Institutional Capital LLC

                                                                                       o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP        Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 GROWTH
                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Franklin Advisers, Inc.

                                                                                       o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE  Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Diamond Hill Capital Management, Inc.

                                                                                       o   Knightsbridge Asset Management, LLC

                                                                                       o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR   Seeks high total return through a combination of current   o   Pacific Investment Management Company
 BOND                       income and capital appreciation.                               LLC

                                                                                       o   Post Advisory Group, LLC

                                                                                       o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP      Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 GROWTH                                                                                    LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Lord, Abbett & Co. LLC

                                                                                       o   Morgan Stanley Investment Management
                                                                                           Inc.

                                                                                       o   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 26

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP      Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 VALUE                                                                                     LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Franklin Advisory Services, LLC

                                                                                       o   Horizon Asset Management, Inc.

                                                                                       o   Pacific Global Investment Management
                                                                                           Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY     Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   RCM Capital Management, LLC

                                                                                       o   SSgA Funds Management, Inc.

                                                                                       o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL  Seeks to achieve long-term growth of capital.              o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP   Seeks to achieve long-term total return.                   o   AXA Equitable Funds Management Group,
 VALUE CORE                                                                                LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE    Seeks to achieve capital appreciation and secondarily,     o   BlackRock Investment Management, LLC
 EQUITY                     income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY   Seeks a combination of growth and income to achieve an     o   Boston Advisors, LLC
 INCOME                     above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY         Seeks to achieve long-term capital appreciation.           o   Bridgeway Capital Management, Inc.
 RESPONSIBLE
                                                                                       o   Calvert Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH  Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 (1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN         Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX       Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                            approximates the total return performance of the Russell
                            3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX          Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                            approximates the total return performance of the Barclays
                            Capital Intermediate U.S. Government/Credit Index,
                            including reinvestment of dividends, at a risk level
                            consistent with that of the Barclays Capital
                            Intermediate U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE   Seeks to achieve long-term growth of capital.              o   Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX         Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                            approximates the total return performance of the S&P
                            500 Index, including reinvestment of dividends, at a risk
                            level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------



27 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS       Seeks to achieve long-term growth of capital.              o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Capital Management, Inc.

                                                                                       o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED   Seeks to maximize income while maintaining prospects       o   AXA Equitable Funds Management Group,
                            for capital appreciation.                                      LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON       Primarily seeks capital appreciation and secondarily seeks o   AXA Equitable Funds Management Group,
 ALLOCATION                 income.                                                        LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND        Seeks to achieve capital appreciation.                     o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY      Seeks to maximize capital appreciation.                    o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS         Seeks to achieve capital growth and current income.        o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   First International Advisors, LLC

                                                                                       o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR      Seeks to achieve long-term capital appreciation.           o   AXA Equitable Funds Management Group,
 EQUITY                                                                                    LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Morgan Stanley Investment Management
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT  Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
 BOND INDEX                 approximates the total return performance of the Barclays
                            Capital Intermediate U.S. Government Bond Index, includ-
                            ing reinvestment of dividends, at a risk level consistent
                            with that of the Barclays Capital Intermediate U.S. Gov-
                            ernment Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS  Seeks to achieve long-term growth of capital.              o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Hirayama Investments, LLC

                                                                                       o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL            Seeks to achieve a total return (before expenses) that     o   AllianceBernstein L.P.
 EQUITY INDEX(2)            approximates the total return performance of a compos-
                            ite index comprised of 40% Dow Jones EURO STOXX 50
                            Index, 25% FTSE 100 Index, 25% TOPIX Index and 10%
                            S&P/ASX 200 Index, including reinvestment of dividends,
                            at a risk level consistent with that of the composite
                            index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS Seeks to provide current income and long-term growth of    o   AXA Equitable Funds Management Group,
                            income, accompanied by growth of capital.                      LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE           Seeks to achieve long-term capital appreciation.           o   J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 28

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS      Seeks to achieve long-term growth of capital with a sec-   o   AXA Equitable Funds Management Group,
                            ondary objective to seek reasonable current income. For        LLC
                            purposes of this Portfolio, the words "reasonable current
                            income" mean moderate income.                              o   BlackRock Investment Management, LLC

                                                                                       o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX   Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                            approximates the total return performance of the Russell
                            1000 Growth Index, including reinvestment of dividends
                            at a risk level consistent with that of the Russell 1000
                            Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS    Seeks to provide long-term capital growth.                 o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX    Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                            approximates the total return performance of the Russell
                            1000 Value Index, including reinvestment of dividends, at
                            a risk level consistent with that of the Russell 1000 Value
                            Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS     Seeks to achieve long-term growth of capital.              o   AllianceBernstein L.P.

                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND   Seeks to achieve capital appreciation and growth of        o   Lord, Abbett & Co. LLC
 INCOME(1)                  income without excessive fluctuation in market value.




------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP    Seeks to achieve capital appreciation and growth of        o   Lord, Abbett & Co. LLC
 CORE                       income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL        Seeks to achieve capital appreciation.                     o   MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX            Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                            approximates the total return performance of the S&P
                            Mid Cap 400 Index, including reinvestment of dividends,
                            at a risk level consistent with that of the S&P Mid Cap
                            400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS       Seeks to achieve long-term capital appreciation.           o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve   o   The Dreyfus Corporation
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.                     o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP   Seeks to achieve capital growth.                           o   Morgan Stanley Investment Management
 GROWTH                                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY  Seeks to achieve capital appreciation, which may occa-     o   AXA Equitable Funds Management Group,
                            sionally be short-term, and secondarily, income.               LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL       Seeks to achieve capital appreciation.                     o   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------


29 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money  o   Pacific Investment Management Company,
                            market products while maintaining an emphasis on pres-         LLC
                            ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with       o   AllianceBernstein L.P.
                            moderate risk to capital.
                                                                                       o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the      o   AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and sec-   o   T. Rowe Price Associates, Inc.
 STOCK                      ondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY  Seeks to achieve long-term capital growth.                 o   AXA Equitable Funds Management Group,
                                                                                           LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation o   UBS Global Asset Management (Americas)
                            with income as a secondary consideration.                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA        Seeks to achieve long-term capital growth.                 o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



--------------------------------------------------------------------------------
      REPLACED (CURRENT) PORTFOLIO       SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
      EQ/Capital Guardian Growth         EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
      EQ/Lord Abbett Growth and Income   EQ/Large Cap Value Index
--------------------------------------------------------------------------------



(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                                              CONTRACT FEATURES AND BENEFITS 30

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)   the minimum interest rate guaranteed over the life of the contract,

(2)   the yearly guaranteed interest rate for the calendar year, and

(3)   the current interest rate.

We set current interest rates periodically based upon our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator(R) Series contract) and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers to and from the guaranteed interest option.

FIXED MATURITY OPTIONS

We may offer fixed maturity options with maturity dates ranging from one to ten years. Also, we reserve the right to discontinue offering fixed maturity options at any time. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than twelve different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. Interest is earned at a guaranteed rate we set for each fixed maturity option, based on our discretion and according to our procedures ("rate to maturity"). The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.
--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We may offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) Series contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed below in "Allocating your contributions" would apply:

(a) transfer the maturity value into another available fixed maturity option, one or more of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (for all contracts except Accumulator(R) Select(SM), there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2011, the next available maturity date was February 15, 2018. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity



31  CONTRACT FEATURES AND BENEFITS
option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)   the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, no more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.
--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. The special dollar cost averaging program is only available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners. Under the program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and


                                              CONTRACT FEATURES AND BENEFITS  32
interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.


The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. Please see Appendix VII for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.

12 MONTH DOLLAR COST AVERAGING PROGRAM. The 12 month dollar cost averaging program is only available to Accumulator(R) Select(SM) contract owners. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described earlier in this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging program at application to purchase an Accumulator(R) Select(SM) contract; thereafter, initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for



33  CONTRACT FEATURES AND BENEFITS

12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

You may not participate in the 12 month dollar cost averaging program if you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit.


INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator(R) and Accumulator(R) Elite(SM) contracts only), the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging, and for Accumulator(R) Select(SM) contract owners, the 12 month dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability.


CREDITS (for Accumulator(R) Plus(SM) contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions.We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of your account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset.

The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:

--------------------------------------------------------------------------------
                                           CREDIT PERCENTAGE
    FIRST YEAR TOTAL CONTRIBUTIONS            APPLIED TO
            BREAKPOINTS                     CONTRIBUTIONS
--------------------------------------------------------------------------------
Less than $500,000                                4%
--------------------------------------------------------------------------------
$500,000-$999,999.99                            4.5%
--------------------------------------------------------------------------------
$1 million or more                                5%
--------------------------------------------------------------------------------

The percentage of the credit is based on your total first year contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.


For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:


                                              CONTRACT FEATURES AND BENEFITS  34

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:

      -- For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

      -- For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

      -- If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

      -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

o     No indication of intent:

      -- For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

      -- For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus).

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturing date(s). A market value adjustment may apply to withdrawals from the fixed maturity options.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.


We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT.  Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract; plus

o     daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses"



35  CONTRACT FEATURES AND BENEFITS
      later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

The effective annual roll-up rate credited to this benefit base is:

o 6% with respect to the variable investment options (including amounts allocated to the account for special dollar cost averaging under Accumulator(R) and Accumulator(R) Elite(SM) contracts but excluding all other amounts allocated to the EQ/Money Market and EQ/Intermediate Government Bond Index variable investment options and monies allocated to the 12 month dollar cost averaging program under Accumulator(R) Select(SM)); the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/Intermediate Government Bond Index, EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up on the contract date anniversary following the annuitant's 85th birthday.

Please see "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" later in the Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher roll-up rate (4-6%) and investment options with a lower roll-up rate (3%).

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                      or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits"in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

                                      or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

For contracts with non-natural owners, the last contract date anniversary a ratchet could occur is based on the annuitant's age.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

In Washington a different roll-up rate applies to the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. See Appendix VII later in this Prospectus.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, if your contract has an annual reset. If your contract has a five year reset, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any 5th or later contract date anniversary until the contract date anniversary following age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.


We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
--------------------------------------------------------------------------------

ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.

AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.

--------------------------------------------------------------------------------
If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary if you are eligible for a reset.

One-time reset requests will be processed as follows:

(i) if your request is received within 30 days following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, as of that contract date anniversary. If your benefit base


                                              CONTRACT FEATURES AND BENEFITS  36
      was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii) if your request is received outside the 30 day period following your contract date anniversary, your Roll-Up benefit base will be reset, if eligible, on the next contract date anniversary. If your benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary or for five years, depending upon the reset period available under your contract. Please see Appendix VIII later in this Prospectus for more information on the reset feature available under your contract. If after your death your spouse continues the contract and your contract has an annual reset, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. However, if your contract has a five year reset, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts" as well as Appendix IX -- "Tax-sheltered annuity contracts (TSAs)" later in this Prospectus.

The Roll-Up benefit base for both the "Greater of" enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus.

Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract may specify different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options.


GUARANTEED MINIMUM INCOME BENEFIT OPTION

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed pay-


37  CONTRACT FEATURES AND BENEFITS
out option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:

--------------------------------------------------------------------------------
                               LEVEL PAYMENTS
--------------------------------------------------------------------------------
                   Owner's                            Period certain
                age at exercise                           years
                                           -------------------------------------
                                                 IRAs               NQ
--------------------------------------------------------------------------------
                75 and younger                    10                10

                      76                           9                10

                      77                           8                10

                      78                           7                10

                      79                           7                10

                      80                           7                10

                      81                           7                 9

                      82                           7                 8

                      83                           7                 7

                      84                           6                 6

                      85                           5                 5
--------------------------------------------------------------------------------
We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.
--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------
When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator(R) Series contract), to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. For certain contracts, the guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond Index,



                                              CONTRACT FEATURES AND BENEFITS  38

EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.



--------------------------------------------------------------------------------
                            GUARANTEED
                          MINIMUM INCOME            GUARANTEED MINIMUM
                         BENEFIT -- ANNUAL           INCOME BENEFIT --
                        INCOME PAYABLE FOR         ANNUAL INCOME PAYABLE
    CONTRACT            LIFE (FOR CONTRACTS       FOR LIFE (FOR CONTRACTS
      DATE              WITH THE FIVE YEAR        WITH THE ANNUAL ROLL-UP
  ANNIVERSARY          ROLL-UP BENEFIT BASE         BENEFIT BASE RESET
  AT EXERCISE             RESET FEATURE)                 FEATURE).
--------------------------------------------------------------------------------
       10                    $11,891                    $10,065
       15                    $18,597                    $15,266
--------------------------------------------------------------------------------



EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii) for Accumulator(R) Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Series QP contract into an Accumulator(R) Series Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) for Accumulator(R) Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, or (b) as a single life benefit paid on the basis of the older owner's age; and

(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.



39  CONTRACT FEATURES AND BENEFITS

Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator(R) Series contract). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue (ages 76 through 80 at issue for Accumulator(R) Plus(SM) contracts). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator(R) Series contract), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

For Accumulator(R) Plus(SM) contracts, if the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE OF INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS (20 THROUGH 70 AT ISSUE FOR ACCUMULATOR(R) PLUS(SM) QP CONTRACTS). FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE. SEE "HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix VII later in this Prospectus for state availability of these benefits):

o     ANNUAL RATCHET TO AGE 85.

o     THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.


EARNINGS ENHANCEMENT BENEFIT


Subject to state and contract availability, if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the benefit at the time you purchase your contract (see Appendix VII later in this Prospectus for state availability of these benefits). The Earnings enhancement benefit provides an additional death benefit as described below. See "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate the feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o     the account value, or

o     any applicable death benefit

decreased by:

o     total net contributions

                                              CONTRACT FEATURES AND BENEFITS  40

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator(R) Plus(SM) contracts, credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator(R) Plus(SM) contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o     the account value, or

o     any applicable death benefit

decreased by:

o     total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For contracts with non-natural owners, your eligibility to elect the Earnings enhancement benefit will be based on the annuitant's age.

For an example of how the Earnings enhancement benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued. Neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus for more information.

If you elect the GWBL, your investment options will be limited to the permitted variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only). Please note that the 12 month dollar cost averaging program (for Accumulator(R) Select(SM) contracts only) and our general dollar cost averaging program are not available if you elect the GWBL, but the investment simplifier program is available if you elect the GWBL. See "What are your investment options under the contract?" earlier in this section.

You may buy this benefit on a single life ("Single Life") or a joint life ("Joint Life") basis. Under a Joint Life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

For Joint Life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint Life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint Life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint Life basis. Joint annuitants are not permitted under any other contracts.

This benefit is not available under an Inherited IRA contract. Joint Life QP and TSA contracts are not permitted in connection with this benefit. If you are using your Accumulator(R) or Accumulator(R) Elite(SM)


41  CONTRACT FEATURES AND BENEFITS
contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.



GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o     Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet" and "5% deferral bonus."

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint Life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on either the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual Ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:



--------------------------------------------------------------------------------
 AGE                            APPLICABLE PERCENTAGE
--------------------------------------------------------------------------------
45-64                           4.0%
65-74                           5.0%
75-84                           6.0%
85 and older                    7.0%
--------------------------------------------------------------------------------



We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable under your Accumulator(R) Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal, and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL



                                              CONTRACT FEATURES AND BENEFITS  42
benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

Withdrawal charges, if applicable under your Accumulator(R) Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85 (issue ages 45-80 for Accumulator(R) Plus(SM) contracts), and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by any subsequent contribution;



43  CONTRACT FEATURES AND BENEFITS

o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section; and

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

The death benefit is equal to your account value (adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Series contract.

o     No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint Life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator(R) Series contract, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.



                                              CONTRACT FEATURES AND BENEFITS  44

o If you elect GWBL on a Joint Life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint Life and Single Life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Prospectus, even if pursuant to a divorce decree.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, a Joint life GWBL will have little or no value to the surviving same-sex spouse or partner. You should consult with your tax adviser for more information on this subject.


PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For
Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For
Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any credits allocated to your contract.


Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday (an owner's 80th birthday under Accumulator(R) Plus(SM) contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. Also, for Accumulator(R) Select(SM) contracts, the 12 month dollar cost averaging program is not available if you elect one of the PGB options. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


45  CONTRACT FEATURES AND BENEFITS

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(For Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts only)

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the Inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the Inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract.

The Inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the Inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.


o The beneficiary of the original IRA will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o     You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o The Guaranteed minimum income benefit, Spousal continuation, the special and 12 month dollar cost averaging programs (if available), automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges (if applicable under your Accumulator(R) Series contract) will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market


                                              CONTRACT FEATURES AND BENEFITS  46
value adjustments in the fixed maturity options through the date we receive your contract, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting
(i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

For Accumulator(R) Plus(SM) contract owners, please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

o     you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.


47  CONTRACT FEATURES AND BENEFITS

2. DETERMINING YOUR CONTRACT'S VALUE



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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging (applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts only); and (v) the loan reserve account (applies to Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; (ii) any applicable withdrawal charges (not applicable to Accumulator(R) Select(SM) contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i) increased to reflect additional contributions (plus the credit for Accumulator(R) Plus(SM) contracts);

(ii) decreased to reflect a withdrawal (plus withdrawal charges if applicable under your Accumulator(R) Series contract);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY
OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to



                                           DETERMINING YOUR CONTRACT'S VALUE  48
an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.


49  DETERMINING YOUR CONTRACT'S VALUE

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o For Accumulator(R) Select(SM) contract owners, you may not transfer any amount to the 12 month dollar cost averaging program.


o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

o For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.

In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


We may, at any time, change our transfer rules. We may also, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

As explained under "6% Roll-Up to age 85 (used for the Greater of 6% (4% in Washington) Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)" earlier in the Prospectus, the higher Roll-Up rate (6% or 4% for only the 4% Roll-Up to age 85 death benefit base in Washington) applies with respect to most investment options and amounts in the account for special dollar cost averaging (if available), but a lower Roll-Up rate (3%) applies with respect to the EQ/Intermediate Government Bond Index option, the EQ/Money Market option (except amounts in the 12 month dollar cost averaging program, if available), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (the "lower Roll-Up rate options"). The other investment options, to which the higher rate applies, are referred to as the "higher Roll-Up rate options". For more information about the Roll-Up rate applicable in Washington, see Appendix VII.

Your Roll-up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at 6% and the other portion that is rolling up at 3%. If you transfer account value from a 6% option to a 3% option, all or a portion of your benefit base will transfer from the 6% benefit base segment to the 3% benefit base segment. Similarly, if you transfer account value from a 3% option to a 6% option, all or a portion of your benefit base will transfer from the 3% segment to the 6% segment. To determine how much to transfer from one Roll-up benefit base segment to the other Roll-up benefit base segment, we use a pro rata calculation.



                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  50

This means that we calculate the percentage of current account value in the investment options with a 6% roll-up rate that is being transferred to an investment option with a 3% roll-up (or vice versa) and transfer the same percentage of the Roll-up benefit base from one segment to the other segment. The effect of a transfer on your benefit base will vary depending on your particular circumstances, but it is important to note that the dollar amount of the transfer between your Roll-up benefit base segments is generally not the same as the dollar amount of the account value transfer.

o For example, if your account value is $30,000 and has always been invested in 6% investment options, and your benefit base is $40,000 and is all rolling up at 6%, and you transfer 50% of your account value ($15,000) to the EQ/Money Market variable investment option (a 3% investment option), then we will transfer 50% of your benefit base ($20,000) from the 6% benefit base segment to the 3% benefit base segment. Therefore, immediately after the transfer, of your $40,000 benefit base, $20,000 will roll-up at 6% and $20,000 will roll-up at 3%. In this example , the amount of your Roll-up benefit base rolling up at 3% is more than the dollar amount of your transfer to a 3% investment option.

o For an additional example, if your account value is $40,000 and has always been invested in 3% investment options, and your benefit base is $30,000 and is all rolling up at 3%, and you transfer 50% of your account value ($20,000) to a 6% investment option, then we will transfer 50% of your benefit base ($15,000) from the 3% benefit base segment to the 6% benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will roll-up at 6% and $15,000 will roll-up at 3%. In this example, the dollar amount of your benefit base rolling up at 6% is less than the dollar amount of your transfer to a 6% investment option.




DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of poten-


51 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS tially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.
--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator(R) Select(SM) contract owners, 12 month dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  52

4. ACCESSING YOUR MONEY



--------------------------------------------------------------------------------


WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                           METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
 Contract(1)       Automatic    Partial   System-    Pre-age     Lifetime
                    payment                atic      59-1/2      required
                     plans                            sub-        minimum
                    (GWBL                          stantially  distribution
                     only)                            equal
--------------------------------------------------------------------------------
NQ                   Yes          Yes       Yes         No          No
--------------------------------------------------------------------------------
Rollover IRA         Yes          Yes       Yes        Yes         Yes
--------------------------------------------------------------------------------
Flexible Premium     Yes          Yes       Yes        Yes         Yes
IRA
--------------------------------------------------------------------------------
Roth Conversion      Yes          Yes       Yes        Yes          No
IRA
--------------------------------------------------------------------------------
Flexible             Yes          Yes       Yes        Yes          No
Premium Roth IRA
--------------------------------------------------------------------------------
Inherited IRA         No          Yes        No         No         (2)
--------------------------------------------------------------------------------
QP(3)                Yes          Yes        No         No         Yes
--------------------------------------------------------------------------------
Rollover TSA(4)      Yes          Yes       Yes         No         Yes
--------------------------------------------------------------------------------



(1) Please note that not all contract types are available under the Accumulator(R) Series of contracts.

(2) The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(3) All payments are made to the plan as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

(4) Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See Appendix IX -- "Tax Sheltered Annuity contracts (TSAs)" later in this Prospectus.
--------------------------------------------------------------------------------
Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information.
--------------------------------------------------------------------------------
PARTIAL WITHDRAWALS

(All contracts)

You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase following any Annual Ratchet or 5% deferral bonus.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased following any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.



53  ACCESSING YOUR MONEY

SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

For all contracts except Accumulator(R) Select(SM), systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Also, systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them;
(ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator(R) Select(SM), substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Also, the substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" and Appendix IX later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" and Appendix IX later in this Prospectus.



                                                        ACCESSING YOUR MONEY  54

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" and Appendix IX later in this Prospectus for your specific type of retirement arrangement.
--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------
We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our automatic RMD service, any lifetime required minimum distribution payment we make to you under our automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawals may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator(R) Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. For Accumulator(R)and Accumulator(R) Elite(SM) contracts only, if the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.

You may choose to have your Customized payment plan scheduled payments, your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled payments or withdrawals will be processed on a pro rata basis on the business day you initially elected.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $20,000 before the withdrawal, it would reduced by $8,000 ($20,000 x .40) and your new benefit after the withdrawal would be $12,000 ($20,000 - $8,000).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


55  ACCESSING YOUR MONEY

With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including
RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.


For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


WITHDRAWALS TREATED AS SURRENDERS

If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



LOANS UNDER ROLLOVER TSA CONTRACTS

Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service" or if you elect the GWBL option or a PGB.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o     It exceeds limits of federal income tax rules;

o     Interest and principal are not paid when due; or

o     In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)   the date annuity payments begin,

(2)   the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue


                                                        ACCESSING YOUR MONEY  56
daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see Appendix IX for a discussion of TSA contracts.


Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. For Accumulator(R) and Accumulator(R) Elite(SM) contracts only, if such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator(R) Plus(SM) contracts, loan repayments are not considered contributions and therefore are not eligible for additional credits.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.


Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Series contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other


57  ACCESSING YOUR MONEY
annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.

--------------------------------------------------------------------------------
Fixed annuity payout options       Life annuity
                                   Life annuity with period certain
                                   Life annuity with refund certain
                                   Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity         Life annuity
   payout options                  Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options   Life annuity with period certain
   (available for owners and       Period certain annuity
   annuitants age 83 or less at
   contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.



FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Series contract. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.



                                                        ACCESSING YOUR MONEY  58

You may choose to apply your account value of your Accumulator(R) Series contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Series contract and we will deduct any applicable withdrawal charge, if applicable under your Accumulator(R) Series contract. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.)

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator(R) Series contract. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Series contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under your Accumulator(R) Series contract. If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Series contract is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "How withdrawals are taken from your account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

Except with respect to the Income Manager(R), where payments are made on the 15th day of the month, you can choose the date annuity payments begin but it may not be earlier than thirteen months from your Accumulator(R), Accumulator(R) Elite(SM) or Accumulator(R) Select(SM) contract date or not earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from your Accumulator(R) Plus(SM) contract date. Please see Appendix VII later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.


For Accumulator(R) Plus(SM) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) payout option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option. You will still be able to surrender the contract at any time for any remaining account value. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will continue to ratchet annually if your account value is greater than your minimum death benefit base. The minimum death benefit will be reduced dollar-for-dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.



59  ACCESSING YOUR MONEY

Please see Appendix VII later in this Prospectus for variations that may apply in your state.



                                                        ACCESSING YOUR MONEY  60

5. CHARGES AND EXPENSES



--------------------------------------------------------------------------------


CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o     A mortality and expense risks charge

o     An administrative charge

o     A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts).

o On each contract date anniversary -- a charge for each optional benefit you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:



     Accumulator(R):              0.80%
     Accumulator(R) Plus(SM):     0.95%
     Accumulator(R) Elite(SM):    1.10%
     Accumulator(R) Select(SM):   1.10%


 The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:



     Accumulator(R):              0.30%
     Accumulator(R) Plus(SM):     0.35%
     Accumulator(R) Elite(SM):    0.30%
     Accumulator(R) Select(SM):   0.25%



DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:



     Accumulator(R):              0.20%
     Accumulator(R) Plus(SM):     0.25%
     Accumulator(R) Elite(SM):    0.25%
     Accumulator(R) Select(SM):   0.35%



ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If



61  CHARGES AND EXPENSES
your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging or the account for 12 month dollar cost averaging, as applicable. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only and the account for 12 month dollar cost averaging is available for Accumulator(R) Select(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE


(For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Accumulator(R) Plus(SM) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:




--------------------------------------------------------------------------------
                        WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                                      CONTRACT YEAR
--------------------------------------------------------------------------------
                        1    2    3    4   5    6    7   8     9
--------------------------------------------------------------------------------
Accumula-               7%   7%   6%   6%   5%  3%   1%  0%(1) --
tor(R)
--------------------------------------------------------------------------------
Accumula-               8%   8%   7%   7%   6%  5%   4%  3%    0%(2)
tor(R) Plus(SM)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                                      CONTRACT YEAR
--------------------------------------------------------------------------------
                        1    2    3    4   5     6    7   8     9
--------------------------------------------------------------------------------
Accumula-               8%   7%   6%   5%  0%(3) --   --  --    --
tor(R) Elite(SM)
--------------------------------------------------------------------------------



(1) Charge does not apply in the 8th and subsequent contract years following contribution.

(2) Charge does not apply in the 9th and subsequent contract years following contribution.

(3) Charge does not apply in the 5th and subsequent contract years following contribution.



For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator(R) and Accumulator(R) Elite(SM) NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdraw-



                                                        CHARGES AND EXPENSES  62
als made during the contract year, does not exceed 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount.
If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      --    it provides continuous room and board to three or more persons;

      --    it is supervised by a registered nurse or licensed practical nurse;

      --    it keeps daily medical records of each patient;

      --    it controls and records all medications dispensed; and

      --    its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to either 0.65% or 0.60% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base, depending upon when and where you purchased your contract. Please see Appendix VIII later in this Prospectus for more information on the Guaranteed minimum death benefit charge applicable to your contract.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

If your account value is insufficient to pay these charges, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


PRINCIPAL GUARANTEE BENEFITS CHARGE

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging. Please note that the account for spe-



63  CHARGES AND EXPENSES
cial dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint Life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single Life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint Life basis.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o     Management fees.

o     12b-1 fees.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.


                                                        CHARGES AND EXPENSES  64

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


65  CHARGES AND EXPENSES

6. PAYMENT OF DEATH BENEFIT




--------------------------------------------------------------------------------


YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time during your lifetime and while the contract is in-force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit.
We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Accumulator(R) Plus(SM) contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals.
For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.



                                                    PAYMENT OF DEATH BENEFIT  66

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION


If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o The applicable Guaranteed minimum death benefit option may continue as follows:

      -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

      -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

      -- If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

      -- If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

      -- For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you elect the Guaranteed withdrawal benefit for life on a Joint Life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single Life basis, the benefit and charge will terminate.


67  PAYMENT OF DEATH BENEFIT

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o The withdrawal charge schedule remains in effect. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.


If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint Life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals. For Accumulator (R) Plus(SM) contracts, the account value will first be reduced by any credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o     The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.



                                                    PAYMENT OF DEATH BENEFIT  68

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY.   This feature, also
known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o     The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of yourbeneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o     Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death and any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, the account value will first be reduced by any credits applied in a one-year period prior to the owner's death.

o No withdrawal charges, if applicable under your Accumulator(R) Series contract, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o     The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

                      ----------------------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.


69  PAYMENT OF DEATH BENEFIT

7. TAX INFORMATION



--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix IX later in this Prospectus for a discussion of TSA contracts.



TRANSFERS AMONG INVESTMENT OPTIONS


You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract. We also include Guaranteed


                                                             TAX INFORMATION  70
annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.



PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.


TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes as discussed above.


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a



71  TAX INFORMATION
withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies), using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o     Traditional IRAs, typically funded on a pre-tax basis; and

o     Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively, in all Accumulator(R) Series contracts except Accumulator(R) Plus(SM).

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

AXA Equitable has received opinion letters from the IRS approving the respective forms of the Accumulator(R) Series traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively, and the respective forms of the Accumulator(R) Series Inherited IRA beneficiary continuation contract for use as a traditional inherited IRA or inherited Roth IRA, respectively. This IRS approval is a determination only as to


                                                             TAX INFORMATION  72
the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Series traditional and Roth IRA contracts.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel either type of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o     "regular" contributions out of earned income or compensation; or

o     tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

For Accumulator(R) Plus(SM) Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) traditional IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favoredretirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.



73  TAX INFORMATION

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o     qualified plans;

o     governmental employer 457(b) plans;

o     403(b) plans; and

o     other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o     Do it yourself:
      You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o     Direct rollover:
      You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o     hardship withdrawals; or

o     corrective distributions that fit specified technical tax rules; or

o     loans that are treated as distributions; or

o     death benefit payments to a beneficiary who is not your surviving spouse;
      or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o     regular contributions to a traditional IRA made after you reach age
      70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publication 590 for further details.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax



                                                             TAX INFORMATION  74
rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your taxadviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS.
Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contract if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.



75  TAX INFORMATION

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?
 No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event



                                                             TAX INFORMATION  76
occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o     made on or after your death; or

o     made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o     regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Accumulator(R) Plus(SM) Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.  Same as traditional IRAs.


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DEDUCTIBILITY OF CONTRIBUTIONS.  Roth IRA contributions are not tax deductible.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o     another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or a governmental employer Section 457(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.


The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


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Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o     rollovers from a Roth IRA to another Roth IRA;

o     direct transfers from a Roth IRA to another Roth IRA;

o     qualified distributions from a Roth IRA; and

o     return of excess contributions or amounts recharacterized to a traditional
      IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includible in income:

o     you are age 59-1/2 or older; or

o     you die; or

o     you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)   All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


79  TAX INFORMATION

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EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includible in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSA contracts are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. MORE INFORMATION



--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;


(6)   to restrict or eliminate any voting rights as to Separate Account No. 49;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)   to terminate transfers to any of the variable investment options; and

(9)   to limit the number of variable investment options you may elect.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 15, 2011 and the related price per $100 of maturity value were as shown below:



--------------------------------------------------------------------------------
           FIXED MATURITY
           OPTIONS WITH
           FEBRUARY 15TH         RATE TO              PRICE
         MATURITY DATE OF     MATURITY AS OF       PER $100 OF
           MATURITY YEAR    FEBRUARY 15, 2011     MATURITY VALUE
--------------------------------------------------------------------------------
              2012               3.00%(1)            $ 97.09

              2013               3.00%(1)            $ 94.25

              2014               3.00%(1)            $ 91.51

              2015               3.00%(1)            $ 88.84

              2016               3.00%(1)            $ 86.25

              2017               3.00%(1)            $ 83.73

              2018               3.00%(1)            $ 81.30

              2019               3.00%(1)            $ 78.93

              2020               3.00%(1)            $ 76.63

              2021               3.10%               $ 73.67
--------------------------------------------------------------------------------


81  MORE INFORMATION

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(1)   Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

      (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

      (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

      (c) We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option's maturity date.

      (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)   We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator(R) Plus(SM) contracts, credits allocated to your account value are funded from our general account.



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The general account is subject to regulation and supervision by the Insurance
Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with the Guaranteed withdrawal benefit for life, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

      --    on a non-business day;

      --    after 4:00 p.m. Eastern Time on a business day; or

      -- after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.


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o     When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS AND TRANSFERS

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions (and credits, for Accumulator(R) Plus(SM) contracts only) allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o     the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.


                                                            MORE INFORMATION  84

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.

You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life (collectively, the "Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information.

See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself.

Loans are not available (except for Rollover TSA contracts, subject to plan or employer approval) and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under Federal income tax rules. In the case of such a transfer that involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS


Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.


HOW DIVORCE MAY AFFECT YOUR JOINT LIFE GWBL

If you purchased the GWBL on a Joint Life basis and subsequently get divorced, we will divide the contract as near as is practicable in accordance with the divorce decree and replace the original contract with two Single life contracts.

If the division of the contract occurs before any withdrawal has been made, the Applicable percentage for your guaranteed annual withdrawal amount will be based on each respective individual's age at the time of the first withdrawal and any subsequent Annual Ratchet. The GWBL charge under the new contracts will be on a Single life basis. The GWBL benefit base will not be split.

If the division of the contract occurs after any withdrawal has been made, there is no change to either the GWBL charge (the charge will remain a Joint Life charge for each contract) or the Applicable percentage. The Joint life Applicable percentage that was in effect at the time of the split of the contracts may increase at the time an Annual Ratchet occurs based on each respective individual's age under their respective new contract.



DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal


85  MORE INFORMATION
business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.   AXA Equitable pays compensation to AXA Advisors
based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.   AXA Equitable pays contribution-based and
asset-based compensation (together "compensation" ) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-



                                                           MORE INFORMATION  86
dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.


The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.   AXA
Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America


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UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


                                                            MORE INFORMATION  88

9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE




--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2010 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


89  INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information



--------------------------------------------------------------------------------
The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.



UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010.
-----------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------
                                             2010           2009            2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   12.27      $   10.99       $    8.75      $  14.58       $  13.91
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        56,888         58,442          49,051        25,941          4,973
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   12.06      $   11.39       $   10.51      $  11.97       $  11.46
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        27,081         27,962          16,158         4,306            590
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   12.20      $   11.34       $   10.04      $  12.62       $  12.12
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        27,334         27,256          17,697         6,473          1,414
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   12.39      $   11.42       $    9.89      $  13.27       $  12.65
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       126,015        127,613          84,689        37,645          8,363
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   13.12      $   11.92       $    9.90      $  14.71       $  14.01
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       169,708        175,685         141,905        75,948         17,150
-----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   12.61      $   12.14       $    9.68      $  19.90       $  18.04
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         7,476          7,762           7,019         4,042            800
-----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   15.84      $   12.04       $    8.99      $  16.46       $  14.29
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         3,127          2,475           2,070         1,013            213
-----------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $    9.96      $    8.12       $    6.42      $   9.76       $  10.82
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         3,834          3,612           2,521         1,033            123
-----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   12.85      $   11.59       $    9.02      $  14.40       $  14.42
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         8,518          7,088           3,987         1,992            385
-----------------------------------------------------------------------------------------------------------------
EQ/BLACK ROCK INTERNATIONAL VALUE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   14.85      $   14.19       $   11.04      $  19.62       $  18.04
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         4,897          4,627           3,778         2,421            590
-----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $    2.38      $    2.09       $    1.90      $   2.84       $   2.77
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        13,840         12,019           8,373         3,300            989
-----------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   10.25      $    9.23       $    7.14      $  13.22       $  11.94
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           731            723             594           324            101
-----------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-1


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------
                                             2010         2009             2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  10.69       $  9.59         $  7.28        $  12.38       $ 11.90
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        3,822         3,953           3,633           2,506           604
-----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  12.02       $ 10.52         $  8.11        $  13.61       $ 13.57
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        3,105         3,080           2,728           2,267           276
-----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  11.20       $  9.79         $  7.73        $  13.94       $ 13.65
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        6,298         6,300           3,919           2,328           869
-----------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  10.49       $ 10.05         $  9.91        $  11.03       $ 10.84
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       10,201         9,215           3,840           3,598         1,106
-----------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   9.63       $  8.73         $  6.67        $  11.11       $ 10.85
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        8,228         8,363           7,157           3,823           406
-----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  12.27       $ 10.87         $  8.75        $  14.14       $ 13.65
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        9,058         8,430           4,505           2,496           553
-----------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  12.94       $ 11.38         $  9.02        $  15.30       $ 13.60
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       10,227        11,370          10,424           5,402         1,416
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  10.01       $  9.11         $  7.07        $  10.51       $ 10.43
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        9,074         9,627           8,899           7,144           828
-----------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   8.19       $  7.52         $  5.93        $   9.52            --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       51,107        53,600          48,476          21,512            --
-----------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  12.36       $ 11.42         $  9.92        $  11.67       $ 11.43
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        2,379         2,024           1,668           1,148           231
-----------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  58.08       $ 44.36         $ 31.77        $  46.43       $ 43.04
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        2,518         2,346           1,862             981           156
-----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  11.92       $ 11.36         $ 11.29        $  10.74       $  9.95
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,692         5,026           4,266           1,405           316
-----------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  23.84       $ 21.67         $ 14.63        $  34.76       $ 24.80
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        6,593         6,856           5,722           2,799           625
-----------------------------------------------------------------------------------------------------------------



I-2 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------
                                             2010         2009             2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 10.99        $ 10.68         $ 11.07        $ 10.83        $ 10.27
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       4,344          4,131           2,411            353             63
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 15.18        $ 14.08         $ 10.54        $ 19.36        $ 17.03
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       5,762          5,399           3,339          1,892            625
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  6.58        $  5.80         $  4.28        $  7.26        $  6.33
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       8,917          7,396           5,559          3,231            363
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 12.24        $ 11.05         $  8.46        $ 14.23        $ 14.59
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       1,627          1,315             893            648            104
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 12.20        $ 10.82         $  8.67        $ 14.03        $ 13.69
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)         636            588             365            162             37
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 13.40        $ 11.71         $  8.71        $ 13.84        $ 12.31
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       1,820          1,648           1,472            881            180
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 13.60        $ 12.04         $  9.04        $ 14.83        $ 13.00
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       1,994          1,863           1,333            747             58
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  5.92        $  5.24         $  4.45        $ 10.42        $ 11.22
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       3,116          2,573           1,673          1,065            314
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 10.61        $  9.54         $  8.03        $ 14.35        $ 15.23
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       4,942          5,376           5,760          5,014          1,142
-----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 10.64        $  9.18         $  7.87        $ 12.58        $ 12.32
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       2,286          1,771           1,289            975            291
-----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 12.27        $ 10.91         $  8.81        $ 12.92        $ 11.83
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       2,940          2,462           1,142            524             92
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 13.36        $ 10.76         $  8.00        $ 15.98        $ 14.99
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       5,233          5,325           3,947          2,442            587
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $ 14.68        $ 12.15         $  9.06        $ 15.19        $ 15.64
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       8,296          9,184           1,612          1,507            506
-----------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-3


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------
                                             2010         2009             2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  10.39       $  10.53         $ 10.67       $ 10.58        $ 10.24
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,496          8,093           6,707         1,895            702
-----------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   2.13       $   2.00         $  1.56       $  2.36        $  1.98
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        9,473          9,924           9,857         2,099            449
-----------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  16.97       $  13.00         $  8.38       $ 16.12        $ 13.35
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,277          4,560           3,390         1,545            298
-----------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   8.96       $   8.11         $  6.57       $ 10.75        $ 10.71
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,245          5,808           5,798         5,018            666
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  10.53       $   9.26         $  6.77       $ 11.58        $ 11.10
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        4,348          3,449           2,631         1,541            158
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   9.50       $   9.54         $  8.95       $  9.45        $  8.59
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       17,862         18,851           9,821         3,197            841
-----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  11.21       $  10.69         $ 10.21       $ 11.07        $ 10.73
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,967          4,912           1,880         1,453            364
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  14.46       $  11.64         $  9.35       $ 14.39        $ 14.85
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,026          4,873           2,215         1,354            370
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   6.22       $   5.42         $  3.85       $  6.75        $  6.37
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        9,277          7,194           2,900         1,437            154
-----------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   8.66       $   8.13         $  6.33       $ 10.84        $ 10.76
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,019          5,026           4,870         4,461            526
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   2.13       $   1.90         $  1.46       $  2.46        $  2.47
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        5,355          4,312           2,891         2,349            473
-----------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  10.30       $   9.06         $  7.15       $ 11.48        $ 11.93
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        2,995          2,994           2,784         2,074            664
-----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  15.21       $  13.14         $  9.49       $ 13.28        $ 12.09
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        3,985          2,913             807           550             81
-----------------------------------------------------------------------------------------------------------------


I-4 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------
                                             2010         2009             2008           2007           2006
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  11.79       $ 10.16         $  7.50        $ 14.25        $ 12.96
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        4,150         2,900             529            238             94
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  12.78       $ 12.20         $ 11.41        $ 11.28        $ 10.76
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       11,264         8,726           2,680          1,109            333
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  14.41       $ 13.65         $ 10.65        $ 20.44        $ 18.42
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        3,852         3,873           2,606          1,524            386
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  12.04       $ 10.94         $  8.36        $ 14.02        $ 13.53
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          928           759             507            349             62
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  13.31       $ 11.92         $  9.83        $ 15.92        $ 15.57
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        3,101         3,180           2,483          1,212            264
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  14.49       $ 11.57         $  8.27        $ 14.84        $ 13.44
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        2,136         1,900           1,229            725            212
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  16.45       $ 13.34         $  9.36        $ 14.81        $ 15.00
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        2,689         2,341           1,300            778            224
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  10.89       $ 10.34         $  9.56        $ 12.66        $ 12.44
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        3,634         3,205           2,102          1,768            448
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $   4.98       $  3.95         $  2.98        $  5.21        $  5.09
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        7,726         7,492           4,840          3,439            574
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  12.49       $ 10.17         $  8.15        $ 13.29        $ 14.93
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        1,478         1,415             910            704            327
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
 Unit value                              $  13.76       $ 11.84         $  7.57        $ 14.50        $ 12.42
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        3,303         3,012           1,902            986            112
-----------------------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-5

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.



UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010.
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010      2009     2008    2007      2006     2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.42 $  10.26 $   8.19 $ 13.68  $ 13.09  $ 11.28   $ 10.60        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      44,516   47,988   44,143  31,080    6,793      342       120        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.31 $  10.71 $   9.90 $ 11.30  $ 10.85  $ 10.36   $ 10.27        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      25,752   25,907   18,171   4,087    1,202      501       286        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.25 $  10.48 $   9.30 $ 11.73  $ 11.29  $ 10.55   $ 10.38        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      20,999   20,920   16,064   7,023    2,537      671       279        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  46.26 $  42.75 $  37.11 $ 49.91  $ 47.71  $ 43.93   $ 42.57   $ 39.77   $ 33.91   $ 39.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      22,543   23,023   18,036   9,394    3,387      762       659       461       279       110
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.66 $  10.61 $   8.84 $ 13.16  $ 12.57  $ 11.15        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     139,811  147,651  130,940  85,777   22,340    2,035        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.44 $  12.01 $   9.60 $ 19.79  $ 17.99  $ 14.79   $ 13.03   $ 11.20   $  8.42   $  9.51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       6,247    6,599    6,749   5,611    1,983    1,000     1,008     1,052       135        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  19.54 $  14.90 $  11.15 $ 20.47  $ 17.82  $ 16.60   $ 15.12   $ 13.48   $  9.71   $ 14.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       2,770    2,587    2,766   2,301    1,922    1,979     2,313     2,809     3,037     2,971
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   9.85 $   8.05 $   6.38 $  9.73  $ 10.82       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       2,403    2,073    1,829     936      153       --        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  20.92 $  18.92 $  14.75 $ 23.62  $ 23.71  $ 19.92   $ 19.65   $ 18.05   $ 13.98   $ 17.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       5,037    4,776    3,421   2,381    1,301    1,147     1,430     1,339     1,334     1,071
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  18.30 $  17.53 $  13.67 $ 24.36  $ 22.46  $ 18.15   $ 16.63   $ 13.89   $ 11.02   $ 13.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       5,532    5,490    5,347   4,881    3,580    3,145     3,356     3,673     4,227     4,268
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-6 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010      2009     2008    2007      2006     2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  5.68  $   4.98 $  4.54  $   6.81 $   6.67 $   5.84  $   5.59        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      6,127     5,308   3,897     2,391    1,207      536       306        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  7.57  $   6.83 $  5.30  $   9.83 $   8.91 $   8.60  $   8.03  $   7.87  $   6.25  $   8.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of        620       641     636       349      147       65        88       101        79        19
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 11.44  $  10.29 $  7.83  $  13.35 $  12.86 $  12.16  $  11.75        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,778     2,912   3,107     3,136    2,540    2,470     2,815        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 11.29  $   9.90 $  7.65  $  12.88 $  12.87 $  11.67  $  11.18  $  10.23  $   7.91  $  10.66
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      5,007     5,543   6,117     7,563    4,914    5,540     6,418     6,957     7,543     2,052
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $203.81  $ 178.67 $141.42  $ 255.59 $ 250.91 $ 230.23  $ 224.21  $ 199.56  $ 135.53  $ 206.51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of        467       502     423       392      361      370       430       484       521       499
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 13.48  $  12.94 $ 12.80  $  14.28 $  14.07 $  13.73  $  13.65  $  13.32  $  13.09  $  12.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      9,069     8,565   6,813     8,678    7,950    8,015     8,979    10,672    12,695     8,943
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  9.52  $   8.65 $  6.63  $  11.07 $  10.84       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      5,553     6,031   5,304     3,797      665       --        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 25.98  $  23.07 $ 18.62  $  30.17 $  29.20 $  15.77  $  25.07  $  23.10  $  18.36  $  24.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      5,014     4,766   4,288     4,204    3,534    3,726     4,345     4,750     5,020     4,534
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 15.32  $  13.50 $ 10.73  $  18.25 $  16.26 $  15.11  $  13.86  $  12.74  $   9.87  $  11.33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      7,854     9,136   9,050     5,863    2,666    1,390     1,251     1,338       701        89
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  9.90  $   9.03 $  7.03  $  10.47 $  10.42       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      7,472     8,263   8,326     6,851    1,076       --        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  8.12  $   7.47 $  5.90  $   9.50       --       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     27,864    29,210  27,745    13,483       --       --        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-7


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010      2009     2008    2007      2006     2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 12.40  $ 11.49  $ 10.01  $ 11.80  $ 11.59  $ 10.49        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,245    1,717    1,577    1,416      425       11        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 35.38  $ 27.10  $ 19.46  $ 28.50  $ 26.49  $ 22.64   $ 22.05        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      4,112    3,958    3,270    2,211      519      111        63        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 11.76  $ 11.24  $ 11.19  $ 10.68  $  9.92  $  9.74        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      5,515    5,491    5,387    1,997      457        9        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 17.60  $ 16.04  $ 10.86  $ 25.86  $ 18.50  $ 13.71   $ 10.48   $  8.61   $  5.61   $  6.06
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      8,828    9,622    8,369    5,992    2,602    1,632     1,515     1,462     1,464     1,482
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 19.44  $ 18.94  $ 19.69  $ 19.30  $ 18.35  $ 18.07   $ 18.13   $ 18.07   $ 17.97   $ 16.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,228    2,248    2,058      813      747      873     1,061     1,357     1,226        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 12.62  $ 11.73  $  8.81  $ 16.22  $ 14.30  $ 12.18   $ 10.56   $  9.44   $  7.23   $  8.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      6,351    6,484    4,686    3,598    2,904    2,599     2,863     2,832     2,786     2,530
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 14.61  $ 12.91  $  9.55  $ 16.25  $ 14.20  $ 11.48        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      3,917    3,313    2,704    1,865      310        5        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 13.09  $ 11.83  $  9.09  $ 15.32  $ 15.76  $ 13.30   $ 12.99   $ 11.90   $  9.53   $ 11.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,986    2,758    2,921    3,721    4,048    4,589     5,234     6,009     6,939     6,123
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  9.18  $  8.17  $  6.56  $ 10.64  $ 10.41  $  9.36   $  8.87   $  8.08   $  6.73   $  8.66
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,525    2,683    2,845    3,557    4,130    4,965     5,788     6,613     7,231     7,160
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  7.42  $  6.50  $  4.85  $  7.72  $  6.88  $  7.03   $  6.21   $  5.82   $  4.80   $  7.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      7,310    7,663    7,722    7,920    7,569    9,117    10,421    11,828    13,521    14,217
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 15.32  $ 13.60  $ 10.24  $ 16.84  $ 14.80  $ 13.94   $ 12.99   $ 11.72   $  9.20   $ 14.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,793    3,016    2,719    2,698    2,090    2,422     2,867     3,344     3,796     4,345
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-8 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010      2009     2008    2007      2006     2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 5.84   $  5.18  $  4.42  $ 10.36  $ 11.19  $ 10.64        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     2,766     2,425    1,742    1,312      738      113        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $12.15   $ 10.95  $  9.24  $ 16.56  $ 17.62  $ 14.75   $ 14.21   $ 12.72   $ 10.04   $ 11.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     6,685     7,574    8,454    9,126    5,695    5,091     5,823     6,106     6,520     4,851
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $10.45   $  9.03  $  7.77  $ 12.44  $ 12.21  $ 10.58        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     2,198     1,759    1,303    1,062      501       58        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $12.01   $ 10.71  $  8.66  $ 12.75  $ 11.70  $ 10.55        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     2,449     2,041    1,080      497      138       45        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $11.20   $  9.04  $  6.74  $ 13.50  $ 12.70  $ 11.56   $ 11.04   $  9.67   $  6.84   $  8.52
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     7,480     7,799    7,091    6,060    4,317    4,297     4,997     5,343     5,392     4,418
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $16.00   $ 13.27  $  9.92  $ 16.67  $ 17.21  $ 15.54   $ 14.18   $ 12.22   $  9.32   $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     7,106     8,258    3,049    3,624    3,215    3,279     3,574     3,783     4,067     3,015
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $28.05   $ 28.48  $ 28.93  $ 28.78  $ 27.92  $ 27.14   $ 26.87   $ 27.08   $ 27.35   $ 27.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     2,790     3,955    5,634    3,506    2,933    1,954     2,306     3,186     4,967     4,110
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 5.16   $  4.85  $  3.79  $  5.74  $  4.83  $  4.54   $  4.38        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     5,560     6,055    5,847    1,806      155       14         6        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $16.73   $ 12.84  $  8.31  $ 16.02  $ 13.29  $ 12.36        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     5,888     5,105    3,782    2,291      361       40        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 8.86   $  8.04  $  6.53  $ 10.71  $ 10.70       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     3,351     3,613    3,890    3,519      623       --        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $10.42   $  9.18  $  6.73  $ 11.54  $ 11.09       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of     3,598     3,094    2,347    1,565      227       --        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-9


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010      2009     2008    2007      2006     2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.73 $  10.81 $  10.17 $ 10.76  $  9.81  $  9.92        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      16,269   17,971   11,794   3,625    1,202      300        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  16.49 $  15.77 $  15.10 $ 16.41  $ 15.95  $ 15.60   $ 15.54   $ 15.21   $ 14.92        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       4,269    3,756    1,534   1,355      630      455       480       519       474        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  16.22 $  13.10 $  10.55 $ 16.27  $ 16.83  $ 14.52   $ 14.15   $ 12.21   $  8.50   $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       4,357    4,503    2,777   2,196    1,231      854     1,001     1,152       974       825
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  15.37 $  13.41 $   9.55 $ 16.79  $ 15.90  $ 16.83   $ 16.44        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       4,145    3,402    2,310   2,146       71       15        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   8.57 $   8.06 $   6.29 $ 10.80  $ 10.75       --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       3,481    3,207    3,287   2,998      531       --        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   5.25 $   4.71 $   3.62 $  6.12  $  6.15  $  5.47   $  5.10        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       2,555    2,496    2,130   1,796      424      102         6        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.15 $   8.95 $   7.08 $ 11.41  $ 11.88  $ 10.41        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       2,134    2,153    2,035   1,990      900      131        --        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.94 $   9.47 $   6.86 $  9.62  $  8.78  $  8.42   $  8.23   $  7,80   $  5.74   $  7.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       5,391    3,886    1,482   1,089      319      349       400       500       378       182
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  51.49 $  44.47 $  32.90 $ 62.68  $ 57.17  $ 55.24   $ 51.85   $ 46.99   $ 34.70   $ 49.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       1,021      764      210     180      171      172       181       211       241       249
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  13.40 $  12.81 $  12.02 $ 11.91  $ 11.39  $ 11.14   $ 11.13   $ 10.88   $ 10.65        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       9,742    7,487    3,422   2,253    1,474    1,199     1,470     1,625     1,594        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.99 $  12.33 $   9.64 $ 18.56  $ 16.77  $ 13.59   $ 11.96   $ 10.30   $  7.79        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of       4,046    4,312    3,649   2,753    1,168      480       411       323       108        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-10 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010      2009     2008    2007      2006     2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 10.76  $  9.80  $  7.51  $ 12.62  $ 12.21  $ 10.92   $ 10.39   $  9.62   $  7.63        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      1,066    1,086      981      750      346      269       397       296       201        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 12.03  $ 10.80  $  8.93  $ 14.50  $ 14.21  $ 12.10   $ 11.47   $ 10.18   $  7.89        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      3,050    3,315    3,416    2,431    1,285      919       809       635       503        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 11.54  $  9.24  $  6.62  $ 11.92  $ 10.82  $ 10.03   $  9.40   $  8.54   $  6.19        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,479    2,357    1,770    1,398      884      663       773       720       427        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 14.96  $ 12.17  $  8.56  $ 13.58  $ 13.78  $ 12.20   $ 11.54   $ 10.18   $  7.35        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,739    2,667    1,982    1,394      838      550       720       545       364        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 27.03  $ 25.75  $ 23.85  $ 31.67  $ 31.19  $ 28.82   $ 28.41   $ 26.55   $ 22.00   $ 23.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      2,079    1,890    1,874    2,103    1,654    1,626     1,924     2,218     1,906     1,632
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  8.37  $  6.66  $  5.03  $  8.83  $  8.65  $  7.97   $  7.53        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      4,459    4,460    3,484    2,924      627      195        11        --        --        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 15.99  $ 13.05  $ 10.48  $ 17.14  $ 19.31  $ 16.89   $ 16.39   $ 14.22   $ 10.51   $ 12.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      1,878    1,909    1,879    2,209    2,465    2,629     3,013     3,182     3,460     2,447
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 11.50  $  9.92  $  6.36  $ 12.21  $ 10.49  $  9.93   $  9.07   $  8.77   $  5.65        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of      5,183    5,240    4,243    3,629    2,459    2,792     3,478       278       386        --
 units outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-11

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010.
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010          2009       2008        2007        2006       2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   12.56   $   11.29  $    9.02   $   15.09   $   14.45   $  12.46    $  11.72     $ 10.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     86,614      91,369     88,738      64,596      32,813     12,508       4,674         195
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   11.75   $   11.14  $   10.32   $   11.79   $   11.33   $  10.83    $  10.75     $ 10.31
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     54,990      56,858     42,602      10,068       5,935      3,738       1,736         116
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   11.89   $   11.08  $    9.85   $   12.43   $   11.98   $  11.20    $  11.03     $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     46,837      48,383     39,676      23,580      16,150      9,271       3,928         215
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   12.14   $   11.23  $    9.76   $   13.13   $   12.57   $  11.58    $  11.24     $ 10.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    182,689     187,530    162,336     117,390      83,885     52,197      21,440         970
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   12.79   $   11.66  $    9.72   $   14.48   $   13.84   $  12.29    $  11.72     $ 10.67
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    306,839     319,013    307,331     240,939     152,231     69,680      21,528         560
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   12.34   $   11.92  $    9.54   $   19.68   $   17.91   $  14.74    $  13.00     $ 11.19
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     10,663      11,782     12,678      12,529       7,675      3,716       1,270          66
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   15.48   $   11.81  $    8.85   $   16.27   $   14.18   $  13.22    $  12.06     $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      4,251       3,707      4,155       3,846       2,926      1,783         913          81
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $    9.81   $    8.02  $    6.36   $    9.71   $   10.81         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      4,425       4,217      3,589       2,069         384         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   12.56   $   11.37  $    8.88   $   14.23   $   14.30   $  12.02    $  11.87     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     10,750       9,718      8,195       7,001       5,785      4,888       3,020         210
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   14.52   $   13.92  $   10.87   $   19.38   $   17.89   $  14.47    $  13.27     $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      9,253       9,672      8,942       9,184       7,223      4,026       1,161          30
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $    5.61   $    4.93  $    4.49   $    6.74   $    6.61   $   5.80    $   5.55          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      7,596       7,687      6,763       5,771       4,814      3,177         208          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   10.01   $    9.04  $    7.03   $   13.04   $   11.83   $  11.43    $  10.68     $ 10.49
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        913         976        994         982         894        571         194           5
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   10.45   $    9.41  $    7.17   $   12.24   $   11.80   $  11.17    $  10.80     $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      9,619      10,253     10,512       9,279       6,225      2,419         273          15
------------------------------------------------------------------------------------------------------------------------------------



I-12 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010       2009       2008        2007        2006       2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.74    $  10.31  $  7.97    $  13.44    $  13.44   $  12.20     $ 11.69     $ 10.72
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    13,284      14,379   15,308      17,200       6,674      4,879       2,900          86
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.08    $   9.72  $  7.70    $  13.93    $  13.69   $  12.58     $ 12.26     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     7,497       8,285    7,635       7,057       7,207      5,402       2,957         158
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.25    $   9.85  $  9.76    $  10.89    $  10.74   $  10.50     $ 10.44     $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    15,758      15,630   13,286      14,134      11,680      7,995       3,501         284
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   9.48    $   8.63  $  6.61    $  11.06    $  10.84         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    12,024      12,570   12,038       7,823       1,788         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.01    $  10.68  $  8.63    $  14.00    $  13.56   $  11.98     $ 11.67     $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    17,472      16,494   13,591      11,756       9,866      7,495       4,181         204
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.63    $  11.14  $  8.86    $  15.09    $  13.45   $  12.51     $ 11.49     $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    21,844      25,216   27,244      25,093      20,022     11,881       5,249         435
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   9.86    $   9.00  $  7.01    $  10.46    $  10.42         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    20,186      26,123   22,020      19,931       3,992         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   8.09    $   7.45  $  5.90    $   9.50          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    72,176      77,428   73,834      36,003          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.33    $  11.44  $  9.97    $  11.77    $  11.57   $  10.48          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     3,441       2,904    2,617       2,502       1,759        442          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  34.59    $  26.51  $ 19.06    $  27.94    $  26.00   $  22.24     $ 21.68          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,778       4,361    4,032       3,011       1,796        802          76          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.70    $  11.19  $ 11.16    $  10.65    $   9.91   $   9.74          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    10,881       9,976    8,932       4,959       2,013        172          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  23.30    $  21.26  $ 14.40    $  34.34    $  24.59   $  18.24     $ 13.97     $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    10,073      10,747    9,040       8,306       6,050      3,408       1,047          46
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.78    $  10.51  $ 10.94    $  10.74    $  10.22   $  10.07     $ 10.12     $ 10.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     5,599       6,213    5,624       2,177       1,691      1,398         905          69
------------------------------------------------------------------------------------------------------------------------------------



                               APPENDIX I: CONDENSED FINANCIAL INFORMATION I-13

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010       2009       2008        2007        2006       2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  14.82    $  13.80  $  10.36   $  19.11    $  16.87   $ 14.38     $ 12.48      $ 11.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    12,040      12,800    12,557     12,092      11,624     7,243       3,564          178
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  14.52    $  12.85  $   9.52   $  16.21    $  14.18   $ 11.48          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     7,236       5,774     4,806      3,860       1,674       373          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.97    $  10.84  $   8.33   $  14.06    $  14.47   $ 12.22     $ 11.96      $ 10.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     2,399       2,250     2,028      2,094       1,769     1,018         473           42
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.92    $  10.61  $   8.53   $  13.85    $  13.56   $ 12.21     $ 11.58      $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,657       1,676     1,341      1,364       1,455     1,271         643           69
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  13.08    $  11.47  $   8.57   $  13.66    $  12.19   $ 12.46     $ 11.02      $ 10.34
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     3,861       4,165     4,045      3,311       2,506     1,386         595           44
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  13.29    $  11.81  $   8.90   $  14.66    $  12.89   $ 12.16     $ 11.34      $ 10.24
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     2,226       2,475     2,429      2,960       1,215       705         369           29
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   5.81    $   5.16  $   4.40   $  10.34    $  11.17   $ 10.63          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     6,525       6,971     6,687      7,005       5,957       563          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.37    $   9.36  $   7.90   $  14.17    $  15.10   $ 12.65     $ 12.20      $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    14,184      15,820    17,618     19,894      14,100     9,522       5,080          310
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.39    $   8.99  $   7.74   $  12.41    $  12.19   $ 10.58          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,897       4,379     3,958      3,773       3,163       874          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.94    $  10.66  $   8.63   $  12.71    $  11.68   $ 10.54          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,125       4,065     2,823      1,698       1,248       527          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  13.03    $  10.54  $   7.86   $  15.77    $  14.84   $ 13.53     $ 12.93      $ 11.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    10,198      10,675    10,589     10,337       8,706     5,920       3,260          291
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  14.35    $  11.92  $   8.92   $  15.00    $  15.51   $ 14.02     $ 12.80      $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    16,208      19,394     5,726      6,668       6,490     4,526       2,213          149
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.25    $  10.42  $  10.59   $  10.55    $  10.24   $  9.97     $  9.87      $  9.96
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    10,912      19,099    26,885      8,854       4,632     2,041       1,005           42
------------------------------------------------------------------------------------------------------------------------------------


I-14 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010       2009       2008        2007        2006       2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  5.10     $  4.79   $  3.76    $  5.69     $  4.79    $  4.51     $  4.35           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    6,667       7,498     8,750      4,503       1,430        883          38           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 16.63     $ 12.78   $  8.28    $ 15.97     $ 13.27    $ 12.35          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    9,351       7,909     6,915      5,059       2,350        533          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  8.82     $  8.01   $  6.51    $ 10.70     $ 10.70         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    9,869      11,439    11,898     12,811       2,470         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 10.37     $  9.15   $  6.71    $ 11.52     $ 11.08         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    6,724       5,394     4,013      2,779         367         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 10.67     $ 10.76   $ 10.13    $ 10.73     $  9.79    $  9.91          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   36,696      39,919    25,636     14,527       8,303      3,300          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 10.98     $ 10.51   $ 10.07    $ 10.96     $ 10.66    $ 10.44     $ 10.40      $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    9,470       9,834     4,558      4,138       3,340      2,303       1,119           95
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 14.13     $ 11.42   $  9.21    $ 14.21     $ 14.72    $ 12.72     $ 12.40      $ 10.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    7,175       7,505     4,820      4,773       4,061      2,210       1,215           79
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 15.02     $ 13.12   $  9.36    $ 16.46     $ 15.61    $ 16.53     $ 16.17           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    5,568       5,286     3,779      3,120         907        526          22           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  8.53     $  8.03   $  6.28    $ 10.79     $ 10.75         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    8,076       8,585     9,057     10,518       2,001         --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  5.18     $  4.66   $  3.58    $  6.07     $  6.10    $  5.43     $  5.07           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,626       2,887     3,308      3,079       2,346        952          71           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 10.09     $  8.91   $  7.05    $ 11.38     $ 11.86    $ 10.41          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    9,622      10,345    10,821      9,921       7,856      2,852          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 14.86     $ 12.88   $  9.34    $ 13.11     $ 11.98    $ 11.50     $ 11.25      $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    6,166       5,221     2,848      2,691       1,979      1,528       1,146          126
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $ 11.60     $ 10.03   $  7.43    $ 14.17     $ 12.93    $ 12.51     $ 11.75      $ 10.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    8,625       5,825     1,350      1,191         976        442         210           15
------------------------------------------------------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION I-15

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDING DECEMBER 31,
                                      ----------------------------------------------------------------------------------------------
                                        2010       2009       2008        2007        2006       2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.43    $  11.90  $  11.17   $ 11.08     $ 10.61    $ 10.39     $ 10.38      $ 10.16
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    18,690      19,288    11,031     6,566       5,315      4,566       2,210          301
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  14.06    $  13.36  $  10.46   $ 20.15     $ 18.23    $ 14.79     $ 13.02      $ 11.23
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     7,570       8,035     7,867     7,136       5,220      2,536       1,127           65
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  11.75    $  10.71  $   8.22   $ 13.82     $ 13.38    $ 11.98     $ 11.41      $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     2,716       2,563     1,797     1,624       1,487      1,016         456           20
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.98    $  11.67  $   9.65   $ 15.69     $ 15.40    $ 13.12     $ 12.46      $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     5,659       6,264     6,951     6,335       5,165      3,109       1,455           59
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  14.13    $  11.32  $   8.12   $ 14.63     $ 13.30    $ 12.33     $ 11.57      $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,760       4,627     4,317     3,883       3,570      2,515       1,381           97
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  16.04    $  13.06  $   9.20   $ 14.60     $ 14.83    $ 13.15     $ 12.45      $ 10.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,840       4,569     4,175     4,025       3,627      2,566       1,506          103
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  10.70    $  10.21  $   9.46   $ 12.58     $ 12.40    $ 11.47     $ 11.32      $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     8,961       8,522     6,601     7,716       6,956      5,292       3,135          282
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $   8.27    $   6.59  $   4.98   $  8.75     $  8.58    $  7.91     $  7.49           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     7,044       7,464     6,845     6,231       3,530      1,416          31           --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  12.21    $   9.97  $   8.02   $ 13.12     $ 14.80    $ 12.96     $ 12.59      $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     5,724       6,164     6,403     7,224       7,719      5,307       2,979          191
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                           $  13.42    $  11.59  $   7.44   $ 14.29     $ 12.29    $ 11.65     $ 10.64      $ 10.31
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     5,979       5,856     4,301     3,743       2,164      1,431         675           35
------------------------------------------------------------------------------------------------------------------------------------


I-16 APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.


UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010.
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2010      2009     2008      2007      2006     2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  12.51  $  11.26  $  9.00   $  15.05  $  14.43  $ 12.45   $ 11.72   $ 10.66        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     7,808     8,367    8,484      6,377     3,109    1,519       656        32        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  11.71  $  11.11  $ 10.29   $  11.76  $  11.31  $ 10.82   $ 10.74   $ 10.30        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     6,707     7,276    5,824      2,454     1,800    1,000       281         1        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  11.85  $  11.05  $  9.82   $  12.40  $  11.96  $ 11.19   $ 11.02   $ 10.41        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     4,498     4,925    4,505      2,753     3,022    2,176       414        84        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  44.54  $  41.22  $ 35.84   $  48.27  $  46.21  $ 42.61   $ 41.36   $ 38.70   $ 33.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     4,434     4,527    4,019      3,098     2,325    1,725       893       383        86
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  12.74  $  11.62  $  9.69   $  14.45  $  13.82  $ 12.28   $ 11.71   $ 10.66        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    24,916    27,631   27,177     23,506    14,705    6,917     2,788        46        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  12.15  $  11.74  $  9.40   $  19.41  $  17.67  $ 14.55   $ 12.84   $ 11.05   $  8.32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     1,511     1,714    1,924      2,236     1,508    1,037       649       530       142
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  19.14  $  14.61  $ 10.96   $  20.14  $  17.56  $ 16.39   $ 14.95   $ 13.34   $  9.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units       455       346      421        443       462      372       312       478       121
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $   9.79  $   8.01  $  6.36   $   9.71  $  10.81       --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units       382       380      377        421        38       --        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  20.49  $  18.56  $ 14.49   $  23.24  $  23.37  $ 19.66   $ 19.43   $ 17.87   $ 13.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units       954       880      834        842       856      849       802       502       184
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  17.93  $  17.19  $ 13.43   $  23.97  $  22.13  $ 17.91   $ 16.44   $ 13.75   $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units       914       984    1,000      1,136     1,052      782       522       441       161
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION I-17

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2010      2009     2008      2007      2006     2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  5.57   $   4.90  $   4.47  $   6.71  $   6.59  $   5.78  $   5.54        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      806        611       730       571       504       326        15        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  7.44   $   6.72  $   5.23  $   9.71  $   8.81  $   8.51  $   7.96  $   7.82  $   6.22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      129        265       286       373       353       314       204       249        42
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 11.21   $  10.09  $   7.70  $  13.14  $  12.67  $  12.00  $  11.62  $  11.20  $   9.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,267      1,490     1,426     1,289     1,484       351       160       164        40
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 11.09   $   9.74  $   7.54  $  12.71  $  12.72  $  11.55  $  11.08  $  10.16  $   7.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    2,012      2,196     2,528     3,063     1,393     1,585     1,200       776       200
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $193.27   $ 169.68  $ 134.51  $ 243.48  $ 239.38  $ 219.99  $ 214.55  $ 191.26  $ 130.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units       55         60        63        65        73        73        64        29         9
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 13.22   $  12.71  $  12.59  $  14.07  $  13.88  $  13.57  $  13.50  $  13.20  $  12.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,424      1,504     1,216     1,473     1,477     1,527     1,343     1,175       441
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  9.46   $   8.61  $   6.60  $  11.05  $  10.84        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,664      1,601     1,517     1,189       216        --        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 25.32   $  22.52  $  18.20  $  29.54  $  28.64  $  25.31  $  24.66  $  22.76  $  18.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,278      1,432     1,308     1,547     1,418     1,604     1,386     1,074       399
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 15.10   $  13.33  $  10.61  $  18.08  $  16.13  $  15.01  $  13.79  $  12.69  $   9.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    2,210      2,904     3,228     3,346     2,714     2,354     1,938     1,510       386
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  9.83   $   8.99  $   7.01  $  10.45  $  10.42        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,643      1,908     1,649     1,574       368        --        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  8.07   $   7.44  $   5.89  $   9.49        --        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    4,481      4,971     5,195     2,805        --        --        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-18 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2010      2009     2008      2007      2006     2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 12.30   $ 11.41   $  9.95   $ 11.75   $ 11.56   $ 10.48        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      286       248       305       337       193        77        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 34.20   $ 26.23   $ 18.86   $ 27.67   $ 25.76   $ 22.05   $ 21.50        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      678       666       610       618       233        79         9        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 11.67   $ 11.16   $ 11.14   $ 10.64   $  9.90   $  9.74        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,235     1,037     1,063       476       185         8        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 17.25   $ 15.74   $ 10.67   $ 25.45   $ 18.23   $ 13.53   $ 10.37   $  8.53   $  5.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,440     1,600     1,528     1,726     1,239       755       609       457        69
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 18.86   $ 18.41   $ 19.16   $ 18.82   $ 17.92   $ 17.67   $ 17.76   $ 17.72   $ 17.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      948       875       948       404       376       481       416       458       259
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 12.39   $ 11.54   $  8.68   $ 16.01   $ 14.13   $ 12.06   $ 10.47   $  9.38   $  7.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    2,230     2,278     2,341     2,289     3,208     2,337     1,926     1,026       282
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 14.48   $ 12.82   $  9.50   $ 16.18   $ 14.17   $ 11.47        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    1,214       777       796       665       269        56        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 12.82   $ 11.61   $  8.93   $ 15.08   $ 15.53   $ 13.12   $ 12.84   $ 11.78   $  9.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      256       275       280       288       351       347       370       307       128
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  9.02   $  8.03   $  6.46   $ 10.50   $ 10.28   $  9.26   $  8.79   $  8.03   $  6.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      330       367       389       458       510       603       610       598       229
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  7.29   $  6.39   $  4.78   $  7.62   $  6.80   $  6.96   $  6.16   $  5.78   $  4.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      906     1,047     1,004     1,050     1,042     1,055       981       856       341
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 15.00   $ 13.34   $ 10.06   $ 16.57   $ 14.58   $ 13.76   $ 12.84   $ 11.60   $  9.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      204       249       298       492       192       184       149        93        38
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------



                               APPENDIX I: CONDENSED FINANCIAL INFORMATION I-19

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2010      2009     2008      2007      2006     2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 5.80    $  5.15   $  4.39   $ 10.32   $ 11.17   $ 10.63        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     832        868       847       809       532       144        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $11.91    $ 10.76   $  9.09   $ 16.31   $ 17.38   $ 14.57   $ 14.06   $ 12.60   $  9.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units   2,059      2,313     2,668     3,123     2,507     2,363     2,169     1,481       530
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $10.36    $  8.97   $  7.73   $ 12.39   $ 12.18   $ 10.57        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     406        344       351       369       308        83        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $11.91    $ 10.63   $  8.62   $ 12.70   $ 11.67   $ 10.54        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     473        455       425       442       196        84        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $11.02    $  8.92   $  6.66   $ 13.35   $ 12.57   $ 11.47   $ 10.97   $  9.62   $  6.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units   1,672      1,781     1,863     2,166     1,890     1,556     1,391       883       285
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $15.67    $ 13.01   $  9.74   $ 16.40   $ 16.96   $ 15.34   $ 14.02   $ 12.10   $  9.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units   1,830      2,158       902     1,069     1,156     1,107     1,007       636       237
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $26.82    $ 27.28   $ 27.75   $ 27.65   $ 26.86   $ 26.15   $ 25.92   $ 26.17   $ 26.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     729      1,227     1,943     1,051     1,102       845       349       434       630
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 5.07    $  4.77   $  3.74   $  5.66   $  4.77   $  4.49   $  4.34        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     964      1,099     1,560       657        83        72        22        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $16.59    $ 12.75   $  8.26   $ 15.95   $ 13.26   $ 12.34        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units     889        885       695       782       297       179        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 8.80    $  8.00   $  6.50   $ 10.69   $ 10.70        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units   1,238      1,402     1,644     1,727       258        --        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $10.35    $  9.14   $  6.71   $ 11.51   $ 11.08        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units   1,073        860       786       674        83        --        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


I-20 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2010      2009     2008      2007      2006     2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 10.64   $ 10.73   $ 10.11   $ 10.72   $  9.78   $  9.91        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    3,294     3,673     2,525     1,235       730       286        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 16.06   $ 15.38   $ 14.75   $ 16.06   $ 15.63   $ 15.31   $ 15.27   $ 14.97   $ 14.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      941     1,133       502       626       590       573       555       512       198
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 15.91   $ 12.86   $ 10.37   $ 16.02   $ 16.60   $ 14.35   $ 14.00   $ 12.10   $  8.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      850     1,024       720       713       744       596       575       449       122
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 14.85   $ 12.98   $  9.26   $ 16.30   $ 15.46   $ 16.39   $ 16.03        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      606       610       421       401        47        41         6        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  8.51   $  8.02   $  6.27   $ 10.78   $ 10.75        --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      694       735       848       853       178        --        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  5.15   $  4.63   $  3.56   $  6.04   $  6.07   $  5.41   $  5.05        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      161       166       153        89       104        69        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 10.07   $  8.89   $  7.04   $ 11.36   $ 11.85   $ 10.40        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      587       490       545       539       602       296        --        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 10.74   $  9.31   $  6.75   $  9.49   $  8.67   $  8.33   $  8.15   $  7.75   $  5.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      957       537       353       249       215       280       377       218        32
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 49.57   $ 42.88   $ 31.77   $ 60.62   $ 55.37   $ 53.59   $ 50.38   $ 45.72   $ 33.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      250       144        53        56        47        25        28        10         4
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 13.21   $ 12.66   $ 11.89   $ 11.80   $ 11.30   $ 11.08   $ 11.07   $ 10.84   $ 10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units    3,414     3,238     3,511     1,494     2,030     1,611     1,424     1,202       628
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 12.81   $ 12.18   $  9.54   $ 18.39   $ 16.64   $ 13.51   $ 11.90   $ 10.27   $  7.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      842       967       951     1,047     1,030       783       806       360       135
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------


                               APPENDIX I: CONDENSED FINANCIAL INFORMATION I-21

UNIT  VALUES  AND  NUMBER  OF  UNITS  OUTSTANDING  AT YEAR END FOR EACH VARIABLE
INVESTMENT  OPTION,  EXCEPT  FOR  THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME
AFTER DECEMBER 31, 2010. (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                          ------------------------------------------------------------------------------------------
                                              2010      2009     2008      2007      2006     2005      2004      2003      2002
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 10.61   $  9.68   $  7.43   $ 12.50   $ 12.11   $ 10.85   $ 10.34   $  9.59   $  7.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      416       452       447       473       453       353       272       238       104
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 11.87   $ 10.67   $  8.83   $ 14.37   $ 14.10   $ 12.02   $ 11.42   $ 10.15   $  7.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      753       860       921     1,210     1,363     1,238     1,242       726       316
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 11.39   $  9.13   $  6.55   $ 11.81   $ 10.74   $  9.96   $  9.35   $  8.52   $  6.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      783       810       813       934     1,035     1,075     1,055       731       292
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 14.76   $ 12.02   $  8.47   $ 13.46   $ 13.68   $ 12.13   $ 11.49   $ 10.15   $  7.34
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      760       803       727       805     1,010       876     1,011       560       206
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 26.06   $ 24.86   $ 23.07   $ 30.68   $ 30.26   $ 28.00   $ 27.64   $ 25.87   $ 21.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      641       663       523       526       758       755       771       557       125
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $  8.22   $  6.55   $  4.95   $  8.71   $  8.54   $  7.89   $  7.46        --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      746       786       687       788       475       242        59        --        --
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 15.68   $ 12.81   $ 10.31   $ 16.88   $ 19.05   $ 16.69   $ 16.22   $ 14.09   $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      612       586       666       748     1,201       991       884       641       270
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                               $ 11.34   $  9.80   $  6.29   $ 12.10   $ 10.41   $  9.87   $  9.02   $  8.74   $  5.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units      705       766       462       597       350       311       306        98        14
 outstanding (000's)
------------------------------------------------------------------------------------------------------------------------------------



I-22 APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Purchase considerations for QP contracts (1)



This information is provided for historical purposes only. The contracts are no longer available to new purchasers.




--------------------------------------------------------------------------------
Trustees who are considering the purchase of an Accumulator(R) Series QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 (70, under Accumulator(R) Plus(SM) contracts), or if later, the first contract anniversary.


If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.


Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and


o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust.



Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


----------
(1) QP contracts are available for Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts owners only.

                      APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS II-1

Appendix III: Market value adjustment example



--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2011 to a fixed maturity option with a maturity date of February 15, 2019 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculation below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2015(a) . Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.




---------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL ASSUMED
                                                                                RATE TO MATURITY(J)
                                                                              ("J" IN THE CALCULATION
                                                                                      BELOW)
                                                                                 FEBRUARY 15, 2015
---------------------------------------------------------------------------------------------------------
                                                                                 5.00%       9.00%
---------------------------------------------------------------------------------------------------------
AS OF FEBRUARY 15, 2015 BEFORE WITHDRAWAL
---------------------------------------------------------------------------------------------------------
(1)  Market adjusted amount(b)                                                 $141,389    $121,737
---------------------------------------------------------------------------------------------------------
(2)  Fixed maturity amount(c)                                                  $131,104    $131,104
---------------------------------------------------------------------------------------------------------
(3)  Market value adjustment: (1) - (2)                                        $ 10,285    $ (9,367)
---------------------------------------------------------------------------------------------------------
ON FEBRUARY 15, 2015 AFTER $50,000 WITHDRAWAL
---------------------------------------------------------------------------------------------------------
(4)  Portion of market value adjustment associated with the withdrawal:        $  3,637    $ (3,847)
  (3) x [$50,000/(1)]
---------------------------------------------------------------------------------------------------------
(5)  Portion of fixed maturity associated with the withdrawal: $50,000 - (4)   $ 46,363    $ 53,847
---------------------------------------------------------------------------------------------------------
(6)  Market adjusted amount: (1) - $50,000                                     $ 91,389    $ 71,737
---------------------------------------------------------------------------------------------------------
(7)  Fixed maturity amount: (2) - (5)                                          $ 84,741    $ 77,257
---------------------------------------------------------------------------------------------------------
(8)  Maturity value(d)                                                         $111,099    $101,287
---------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a) Number of days from the withdrawal date to the maturity date = D = 1,461

(b) Market adjusted amount is based on the following calculation:
        Maturity value =     $171,882      where j is either 5% or 9%
        --------------   ----------------
         (1+j)(D/365)    (1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:
        Maturity value =     $171,882
        --------------   ----------------
         (1+h)(D/365)    (1+0.07)(1,461/365)

(d) Maturity value is based on the following calculation:
    Fixed maturity amount x(1+h)(D/365)=($84,741 or $77,257)x(1+0.07)(1,461/365)


III-1  APPENDIX III: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix IV: Enhanced death benefit example



--------------------------------------------------------------------------------
The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation for Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts. The enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/PIMCO Ultra Short Bond, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:



--------------------------------------------------------------------------------------------------
   END OF
  CONTRACT                   6% ROLL-UP TO AGE 85   ANNUAL RATCHET TO AGE 85     GWBL ENHANCED
    YEAR     ACCOUNT VALUE       BENEFIT BASE             BENEFIT BASE         DEATH BENEFIT BASE
--------------------------------------------------------------------------------------------------
      1         $105,000         $  106,000(4)            $  105,000(1)           $  105,000(5)
--------------------------------------------------------------------------------------------------
      2         $115,500         $  112,360(3)            $  115,500(1)           $  115,500(5)
--------------------------------------------------------------------------------------------------
      3         $129,360         $  119,102(3)            $  129,360(1)           $  129,360(5)
--------------------------------------------------------------------------------------------------
      4         $103,488         $  126,248(3)            $  129,360(2)           $  135,828(6)
--------------------------------------------------------------------------------------------------
      5         $113,837         $  133,823(4)            $  129,360(2)           $  142,296(6)
--------------------------------------------------------------------------------------------------
      6         $127,497         $  141,852(4)            $  129,360(2)           $  148,764(6)
--------------------------------------------------------------------------------------------------
      7         $127,497         $  150,363(4)            $  129,360(2)           $  155,232(6)
--------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(5) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(6) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.

                                APPENDIX IV: ENHANCED DEATH BENEFIT EXAMPLE IV-1

The following illustrates the enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/PIMCO Ultra Short Bond, the guaranteed interest option or the fixed maturity options) , no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:



------------------------------------------------------------------------------------------------------------------
                                          6% ROLL-UP TO AGE 85   ANNUAL RATCHET TO AGE 85     GWBL ENHANCED
   END OF CONTRACT YEAR   ACCOUNT VALUE       BENEFIT BASE             BENEFIT BASE         DEATH BENEFIT BASE
------------------------------------------------------------------------------------------------------------------
            1                $109,200         $  106,000(3)            $  109,200(1)           $  109,200(5)
------------------------------------------------------------------------------------------------------------------
            2                $120,120         $  112,360(3)            $  120,120(1)           $  120,120(5)
------------------------------------------------------------------------------------------------------------------
            3                $134,534         $  119,102(3)            $  134,534(1)           $  134,534(5)
------------------------------------------------------------------------------------------------------------------
            4                $107,628         $  126,248(3)            $  134,534(3)           $  141,261(6)
------------------------------------------------------------------------------------------------------------------
            5                $118,390         $  133,823(3)            $  134,534(2)           $  147,988(6)
------------------------------------------------------------------------------------------------------------------
            6                $132,597         $  141,852(4)            $  134,534(2)           $  154,715(6)
------------------------------------------------------------------------------------------------------------------
            7                $132,597         $  150,363(4)            $  134,534(2)           $  161,441(6)
------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 6 and 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(5) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(6) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


IV-2 APPENDIX IV: ENHANCED DEATH BENEFIT EXAMPLE

Appendix V: Hypothetical illustrations



--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts, respectively. The tables illustrate the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.37)%, 3.63% for Accumulator(R) contracts; (2.62)% and 3.38% for Accumulator(R) Plus(SM) contracts; (2.72)% and 3.28% for Accumulator(R) Elite(SM) contracts; and (2.77)% and 3.23% for Accumulator(R) Select(SM) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                                      APPENDIX V: HYPOTHETICAL ILLUSTRATIONS V-1

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                          GREATER OF 6%
                                                           ROLL-UP TO
                                                        AGE 85 OR ANNUAL                        LIFETIME ANNUAL
                                                             RATCHET                              GUARANTEED      LIFETIME ANNUAL
                                                            TO AGE 85                               MINIMUM      GUARANTEED MINIMUM
                                                           GUARANTEED      TOTAL DEATH BENEFIT  INCOME BENEFIT:   INCOME BENEFIT:
       CONTRACT                                           MINIMUM DEATH     WITH THE EARNINGS   ---------------  ------------------
AGE      YEAR      ACCOUNT VALUE        CASH VALUE           BENEFIT       ENHANCEMENT BENEFIT GUARANTEED INCOME HYPOTHETICAL INCOME
------------------------------------------------------------------------------------------------------------------------------------
                    0%        6%       0%        6%        0%       6%        0%        6%        0%       6%       0%       6%
------------------------------------------------------------------------------------------------------------------------------------
 60        0     100,000  100,000    93,000    93,000   100,000  100,000   100,000  100,000      N/A      N/A      N/A      N/A
 61        1      95,910  101,889    88,910    94,889   106,000  106,000   108,400  108,400      N/A      N/A      N/A      N/A
 62        2      91,849  103,758    84,849    96,758   112,360  112,360   117,304  117,304      N/A      N/A      N/A      N/A
 63        3      87,810  105,599    81,810    99,599   119,102  119,102   126,742  126,742      N/A      N/A      N/A      N/A
 64        4      83,787  107,408    77,787   101,408   126,248  126,248   136,747  136,747      N/A      N/A      N/A      N/A
 65        5      79,776  109,178    74,776   104,178   133,823  133,823   147,352  147,352      N/A      N/A      N/A      N/A
 66        6      75,768  110,901    72,768   107,901   141,852  141,852   158,593  158,593      N/A      N/A      N/A      N/A
 67        7      71,759  112,570    70,759   111,570   150,363  150,363   170,508  170,508      N/A      N/A      N/A      N/A
 68        8      67,741  114,176    67,741   114,176   159,385  159,385   183,139  183,139      N/A      N/A      N/A      N/A
 69        9      63,708  115,710    63,708   115,710   168,948  168,948   196,527  196,527      N/A      N/A      N/A      N/A
 70       10      59,652  117,163    59,652   117,163   179,085  179,085   210,719  210,719     9,814    9,814    9,814    9,814
 75       15      38,713  122,800    38,713   122,800   239,656  239,656   295,518  295,518    14,643   14,643   14,643   14,643
 80       20      15,909  124,417    15,909   124,417   320,714  320,714   408,999  408,999    22,001   22,001   22,001   22,001
 85       25           0  119,619         0   119,619         0  429,187         0  517,472         0   35,794        0   35,794
 90       30           0  125,590         0   125,590         0  429,187         0  517,472      N/A      N/A      N/A      N/A
 95       35           0  132,602         0   132,602         0  429,187         0  517,472      N/A      N/A      N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

V-2 APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                          GREATER OF 6%
                                                           ROLL-UP TO
                                                        AGE 85 OR ANNUAL                        LIFETIME ANNUAL
                                                             RATCHET                              GUARANTEED      LIFETIME ANNUAL
                                                            TO AGE 85                               MINIMUM      GUARANTEED MINIMUM
                                                           GUARANTEED      TOTAL DEATH BENEFIT  INCOME BENEFIT:   INCOME BENEFIT:
       CONTRACT                                           MINIMUM DEATH     WITH THE EARNINGS   ---------------  ------------------
AGE      YEAR      ACCOUNT VALUE        CASH VALUE           BENEFIT       ENHANCEMENT BENEFIT GUARANTEED INCOME HYPOTHETICAL INCOME
------------------------------------------------------------------------------------------------------------------------------------
                    0%        6%       0%        6%        0%       6%        0%        6%        0%       6%       0%       6%
------------------------------------------------------------------------------------------------------------------------------------
 60        0     104,000  104,000    96,000    96,000   100,000  100,000    100,000  100,000      N/A      N/A      N/A      N/A
 61        1      99,543  105,761    91,543    97,761   106,000  106,000    108,400  108,400      N/A      N/A      N/A      N/A
 62        2      95,135  107,492    87,135    99,492   112,360  112,360    117,304  117,304      N/A      N/A      N/A      N/A
 63        3      90,770  109,188    83,770   102,188   119,102  119,102    126,742  126,742      N/A      N/A      N/A      N/A
 64        4      86,441  110,843    79,441   103,843   126,248  126,248    136,747  136,747      N/A      N/A      N/A      N/A
 65        5      82,142  112,448    76,142   106,448   133,823  133,823    147,352  147,352      N/A      N/A      N/A      N/A
 66        6      77,866  113,998    72,866   108,998   141,852  141,852    158,593  158,593      N/A      N/A      N/A      N/A
 67        7      73,606  115,484    69,606   111,484   150,363  150,363    170,508  170,508      N/A      N/A      N/A      N/A
 68        8      69,354  116,897    66,354   113,897   159,385  159,385    183,139  183,139      N/A      N/A      N/A      N/A
 69        9      65,104  118,229    65,104   118,229   168,948  168,948    196,527  196,527      N/A      N/A      N/A      N/A
 70       10      60,849  119,470    60,849   119,470   179,085  179,085    210,719  210,719     9,814    9,814    9,814    9,814
 75       15      39,142  123,895    39,142   123,895   239,656  239,656    295,518  295,518    14,643   14,643   14,643   14,643
 80       20      15,932  124,049    15,932   124,049   320,714  320,714    408,999  408,999    22,001   22,001   22,001   22,001
 85       25           0  117,562         0   117,562         0  429,187          0  517,472         0   35,794        0   35,794
 90       30           0  121,590         0   121,590         0  429,187          0  517,472      N/A      N/A      N/A      N/A
 95       35           0  126,265         0   126,265         0  429,187          0  517,472      N/A      N/A      N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX V: HYPOTHETICAL ILLUSTRATIONS V-3

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                          GREATER OF 6%
                                                           ROLL-UP TO
                                                        AGE 85 OR ANNUAL                        LIFETIME ANNUAL
                                                             RATCHET                              GUARANTEED      LIFETIME ANNUAL
                                                            TO AGE 85                               MINIMUM      GUARANTEED MINIMUM
                                                           GUARANTEED      TOTAL DEATH BENEFIT  INCOME BENEFIT:   INCOME BENEFIT:
       CONTRACT                                           MINIMUM DEATH     WITH THE EARNINGS   ---------------  ------------------
AGE      YEAR      ACCOUNT VALUE        CASH VALUE           BENEFIT       ENHANCEMENT BENEFIT GUARANTEED INCOME HYPOTHETICAL INCOME
------------------------------------------------------------------------------------------------------------------------------------
                    0%        6%       0%        6%        0%       6%        0%        6%        0%       6%       0%       6%
------------------------------------------------------------------------------------------------------------------------------------
 60         0      100,000  100,000    92,000    92,000   100,000  100,000  100,000  100,000      N/A      N/A      N/A      N/A
 61         1       95,562  101,541    87,562    93,541   106,000  106,000  108,400  108,400      N/A      N/A      N/A      N/A
 62         2       91,176  103,043    84,176    96,043   112,360  112,360  117,304  117,304      N/A      N/A      N/A      N/A
 63         3       86,837  104,502    80,837    98,502   119,102  119,102  126,742  126,742      N/A      N/A      N/A      N/A
 64         4       82,539  105,911    77,539   100,911   126,248  126,248  136,747  136,747      N/A      N/A      N/A      N/A
 65         5       78,273  107,262    78,273   107,262   133,823  133,823  147,352  147,352      N/A      N/A      N/A      N/A
 66         6       74,033  108,549    74,033   108,549   141,852  141,852  158,593  158,593      N/A      N/A      N/A      N/A
 67         7       69,813  109,762    69,813   109,762   150,363  150,363  170,508  170,508      N/A      N/A      N/A      N/A
 68         8       65,604  110,894    65,604   110,894   159,385  159,385  183,139  183,139      N/A      N/A      N/A      N/A
 69         9       61,400  111,934    61,400   111,934   168,948  168,948  196,527  196,527      N/A      N/A      N/A      N/A
 70        10       57,193  112,872    57,193   112,872   179,085  179,085  210,719  210,719     9,814    9,814    9,814    9,814
 75        15       35,741  115,635    35,741   115,635   239,656  239,656  295,518  295,518    14,643   14,643   14,643   14,643
 80        20       12,880  113,855    12,880   113,855   320,714  320,714  408,999  408,999    22,001   22,001   22,001   22,001
 85        25            0  105,146         0   105,146         0  429,187        0  517,472         0   35,794        0   35,794
 90        30            0  106,625         0   106,625         0  429,187        0  517,472      N/A      N/A      N/A      N/A
 95        35            0  108,332         0   108,332         0  429,187        0  517,472      N/A      N/A      N/A      N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

V-4 APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
     GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     EARNINGS ENHANCEMENT BENEFIT
     GUARANTEED MINIMUM INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                          GREATER OF 6%
                                                           ROLL-UP TO
                                                        AGE 85 OR ANNUAL                        LIFETIME ANNUAL
                                                             RATCHET                              GUARANTEED      LIFETIME ANNUAL
                                                            TO AGE 85                               MINIMUM      GUARANTEED MINIMUM
                                                           GUARANTEED      TOTAL DEATH BENEFIT  INCOME BENEFIT:   INCOME BENEFIT:
       CONTRACT                                           MINIMUM DEATH     WITH THE EARNINGS   ---------------  ------------------
AGE      YEAR      ACCOUNT VALUE        CASH VALUE           BENEFIT       ENHANCEMENT BENEFIT GUARANTEED INCOME HYPOTHETICAL INCOME
------------------------------------------------------------------------------------------------------------------------------------
                    0%        6%       0%        6%        0%       6%        0%        6%        0%       6%       0%       6%
------------------------------------------------------------------------------------------------------------------------------------
 60       0      100,000  100,000    100,000  100,000    100,000  100,000  100,000  100,000      N/A       N/A       N/A       N/A
 61       1       95,512  101,491     95,512  101,491    106,000  106,000  108,400  108,400      N/A       N/A       N/A       N/A
 62       2       91,080  102,941     91,080  102,941    112,360  112,360  117,304  117,304      N/A       N/A       N/A       N/A
 63       3       86,699  104,346     86,699  104,346    119,102  119,102  126,742  126,742      N/A       N/A       N/A       N/A
 64       4       82,361  105,698     82,361  105,698    126,248  126,248  136,747  136,747      N/A       N/A       N/A       N/A
 65       5       78,060  106,991     78,060  106,991    133,823  133,823  147,352  147,352      N/A       N/A       N/A       N/A
 66       6       73,788  108,216     73,788  108,216    141,852  141,852  158,593  158,593      N/A       N/A       N/A       N/A
 67       7       69,538  109,366     69,538  109,366    150,363  150,363  170,508  170,508      N/A       N/A       N/A       N/A
 68       8       65,303  110,431     65,303  110,431    159,385  159,385  183,139  183,139      N/A       N/A       N/A       N/A
 69       9       61,076  111,403     61,076  111,403    168,948  168,948  196,527  196,527      N/A       N/A       N/A       N/A
 70      10       56,848  112,270     56,848  112,270    179,085  179,085  210,719  210,719     9,814     9,814     9,814     9,814
 75      15       35,333  114,641     35,333  114,641    239,656  239,656  295,518  295,518    14,643    14,643    14,643    14,643
 80      20       12,470  112,404     12,470  112,404    320,714  320,714  408,999  408,999    22,001    22,001    22,001    22,001
 85      25            0  103,182          0  103,182          0  429,187        0  517,472         0    35,794         0    35,794
 90      30            0  104,084          0  104,084          0  429,187        0  517,472      N/A       N/A       N/A       N/A
 95      35            0  105,122          0  105,122          0  429,187        0  517,472      N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                      APPENDIX V: HYPOTHETICAL ILLUSTRATIONS V-5

Appendix VI: Earnings enhancement benefit example



--------------------------------------------------------------------------------
The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                   NO WITHDRAWAL   $3,000 WITHDRAWAL   $6,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
   A  INITIAL CONTRIBUTION                                           100,000           100,000             100,000
------------------------------------------------------------------------------------------------------------------------------------
   B  DEATH BENEFIT: prior to withdrawal.(1)                         104,000           104,000             104,000
------------------------------------------------------------------------------------------------------------------------------------
   C  EARNINGS ENHANCEMENT BENEFIT EARNINGS: death                    4,000             4,000               4,000
      benefit less net contributions (prior to the withdrawal in
      D).
      B minus A.
------------------------------------------------------------------------------------------------------------------------------------
   D  WITHDRAWAL                                                        0               3,000               6,000
------------------------------------------------------------------------------------------------------------------------------------
   E  EXCESS OF THE WITHDRAWAL OVER THE EARNINGS                        0                 0                 2,000
      ENHANCEMENT BENEFIT EARNINGS
      greater of D minus C or zero
------------------------------------------------------------------------------------------------------------------------------------
   F  NET CONTRIBUTIONS (adjusted for the withdrawal in D)           100,000           100,000              98,000
      A minus E
------------------------------------------------------------------------------------------------------------------------------------
   G  DEATH BENEFIT (adjusted for the withdrawal in D)               104,000           101,000              98,000
      B minus D
------------------------------------------------------------------------------------------------------------------------------------
   H  DEATH BENEFIT LESS NET CONTRIBUTIONS                            4,000             1,000                 0
      G minus F
------------------------------------------------------------------------------------------------------------------------------------
   I  EARNINGS ENHANCEMENT BENEFIT FACTOR                              40%               40%                 40%
------------------------------------------------------------------------------------------------------------------------------------
   J  EARNINGS ENHANCEMENT BENEFIT                                    1,600              400                  0
      H times I
------------------------------------------------------------------------------------------------------------------------------------
   K  DEATH BENEFIT: including the Earnings enhancement              105,600           101,400              98,000
      benefit
      G plus J
------------------------------------------------------------------------------------------------------------------------------------



(1) The death benefit is the greater of the account value or any applicable death benefit.


VI-1 APPENDIX VI: EARNINGS ENHANCEMENT BENEFIT EXAMPLE

Appendix VII: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------
Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers.

The following information is a summary of the states where the Accumulator(R) Series contracts or certain features and/or benefits in the contracts are either not available or vary from the respective contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VIII later in this Prospectus for information about the availability of certain features under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to     If you reside in the state of California and you are age
                cancel within a certain number of days"                  60 and older at the time the contract is issued, you may
                                                                         return your variable annuity contract within 30 days from
                                                                         the date that you receive it and receive a refund as
                                                                         described below.
                                                                         This is also referred to as the "free look" period.

                                                                         If you allocate your entire initial contribution to the
                                                                         EQ/Money Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to
                                                                         your contribution, unless you make a transfer, in which
                                                                         case the amount of your refund will be equal to your
                                                                         account value on the date we receive your request to
                                                                         cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee benefit or Guaranteed withdrawal benefit for life is
                                                                         elected, the investment allocation during the 30 day free
                                                                         look period is limited to the guaranteed interest option.
                                                                         If you allocate any portion of your initial contribution
                                                                         to the variable investment options (other than the
                                                                         EQ/Money Market option) and/or fixed maturity options,
                                                                         your refund will be equal to your account value on the
                                                                         date we receive your request to cancel at our processing
                                                                         office.

                                                                         "RETURN OF CONTRIBUTION" FREE LOOK TREATMENT AVAILABLE
                                                                         THROUGH CERTAIN SELLING BROKERS-DEALERS

                                                                         Certain selling broker-dealers offer an allocation method
                                                                         designed to preserve your right to a return of your
                                                                         contributions during the free look period. At the time of
                                                                         application, you will instruct your financial professional as to how your initial contribution and any subsequent
                                                                         contributions should be treated for the purpose of
                                                                         maintaining your free look right under the contract.
                                                                         Please consult your financial professional to learn more
                                                                         about the availability of "return of contribution" free
                                                                         look treatment.
------------------------------------------------------------------------------------------------------------------------------------


            APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                             CERTAIN FEATURES AND BENEFITS VII-1

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                                                               If you choose "return of contribution" free look treatment
(CONTINUED)                                                              of your contract, we will allocate your entire
                                                                         contribution and any subsequent contributions made during
                                                                         the 40-day period following the Contract Date, to the
                                                                         EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you
                                                                         will receive a refund equal to your contributions.

                                                                         If you choose the "return of contribution" free look
                                                                         treatment and your contract is still in effect on the 40th day (or next Business Day) following the contract date, we will automatically reallocate your account value to the
                                                                         investment options chosen on your application.

                                                                         Any transfers made prior to the expiration of the 30-day
                                                                         free look will terminate your right to "return of
                                                                         contribution" treatment in the event you choose to
                                                                         exercise your free look right under the contract. Any
                                                                         transfer made prior to the 40th day following the contract date will cancel the automatic reallocation on the 40th
                                                                         day (or next business day) following the Contract Date
                                                                         described above. If you do not want AXA Equitable to
                                                                         perform this scheduled onetime re-allocation, you must
                                                                         call one of our customer service representatives at 1
                                                                         (800) 789-7771 before the 40th day following the contract
                                                                         date to cancel.
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA          See "Contract features and benefits" in "Credits"(For   The following information replaces the second bullet of
                 Accumulator(R) Plus(SM) contracts final only)           the final set of bullets in this section:
                                                                         o   You may annuitize your contract after thirteen months,
                                                                             however, if you elect to receive annuity payments
                                                                             within five years of the contract date, we will
                                                                             recover the credit that applies to any contribution
                                                                             made in that five years. If you start receiving
                                                                             annuity payments after five years from the contract
                                                                             date and within three years of making any
                                                                             contribution, we will recover the credit that applies
                                                                             to any contribution made within the prior three years.
------------------------------------------------------------------------------------------------------------------------------------
OREGON           See "We require that the following types of communica-  The following is added:
(For             tions be on specific forms we provide for that          (20) requests for required minimum distributions, other
Accumulator(R),  purpose:"in "Who is AXA Equitable?"                     than pursuant to our automatic RMD service.
Accumulator(R)
Plus(SM) and
Accumulator(R)   Flexible Premium IRA, Flexible Premium Roth IRA and QP  Not Available
Elite(SM)        contracts
contracts only
--Accumulator(R) Fixed maturity options                                  Not Available
Select(SM)
contracts not    Automatic investment program                            Not Available
available)

                 Special dollar cost averaging program(For               o   Available only during the first contract year.
                 Accumulator(R) and Accumulator(R) Elite(SM) contracts
                 only)                                                   o   Subsequent contributions cannot be used to elect new
                                                                             programs after the first contract year.You may make
                                                                             subsequent contributions to the initial programs while
                                                                             they are still running.

                 See "How you can contribute to your contract" in "Con-  Additional contributions are limited to the first year
                 tract features and benefits"                            after the contract issue date only.

                 See "Guaranteed minimum death benefit/Guaranteed        The Roll-Up benefit base is eligible for reset beginning
                 minimum income benefit roll-up benefit base reset" in   on the fifth contract date anniversary and on each fifth
                 "Contract features and benefits"                        or later contract date anniversary after a reset.


VII-2 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
      FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
OREGON          See "Lifetime required minimum distribution withdrawals" The following replaces the third paragraph:
(CONTINUED)     under "Withdrawing your account value" in "Accessing     We generally will not impose a withdrawal charge on
                your money"                                              minimum distribution withdrawals even if you are not
                                                                         enrolled in our automatic RMD service except if, when
                                                                         added to a lump sum withdrawal previously taken in the
                                                                         same contract year, the minimum distribution withdrawals
                                                                         exceed the 10% free withdrawal amount. In order to avoid
                                                                         a withdrawal charge in connection with minimum
                                                                         distribution withdrawals outside of our automatic RMD
                                                                         service, you must notify us using our request form. Such
                                                                         minimum distribution withdrawals must be based solely on
                                                                         your contract's account value.

                See "Selecting an annuity payout option" under "Your     for Accumulator(R) contracts: An annuity commencement
                annuity payout options" in "Accessing your money"        date earlier than seven years from the contract issue
                                                                         date may not be elected.

                                                                         for Accumulator(R) Elite(SM) contracts: An annuity
                                                                         commencement date earlier than four years from the
                                                                         contract issue date may not be elected.

                                                                         for Accumulator(R) Plus(SM) contracts: An annuity
                                                                         commencement date earlier than eight years from the
                                                                         contract issue date may not be elected.

                See "Greater of 6% Roll-Up to age 85 or Annual Ratchet   The charge is equal to 0.60% of the Greater of 6% Roll-Up
                to age 85" under "Guaranteed minimum death benefit       to age 85 or Annual Ratchet to age 85 benefit base.
                charge" in "Charges and expenses"

                See "Disability, terminal illness, or confinement to     Item (i) under this section is deleted in its entirety
                nursing home" under "Withdrawal charge" in "Charges and
                expenses"
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions                                            Your contract refers to contributions as premiums.

                Special dollar cost averaging program                    In Pennsylvania, we refer to this program as "enhanced
                (For Accumulator(R) and Accumulator(R) Elite(SM)         rate dollar cost averaging."
                contracts only)

                See "Disability, terminal illness, or confinement to     Item (iii) under this section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in "Charges and
                expenses" (For Accumulator(R), Accumulator(R) Plus(SM)
                and Accumulator(R) Elite(SM) contracts only)

                Required disclosure for Pennsylvania customers           Any person who knowingly and with intent to defraud any
                                                                         insurance company or other person files an application
                                                                         for insurance or statement of claim containing any
                                                                         materially false information or conceals for the purpose
                                                                         of misleading, information concerning any fact material
                                                                         thereto commits a fraudulent insurance act, which is a
                                                                         crime and subjects such person to criminal and civil
                                                                         penalties.
------------------------------------------------------------------------------------------------------------------------------------


           APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                            CERTAIN FEATURES AND BENEFITS VII-3

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     IRA, Roth IRA, Inherited IRA, QP and Rollover TSA        Not Available
                contracts

                Beneficiary continuation option (IRA)                    Not Available

                Tax Information--Special rules for NQ contracts          Income from NQ contracts we issue is U.S. source. A
                                                                         Puerto Rico resident is subject to U.S. taxation on such
                                                                         U.S. source income. Only Puerto Rico source income of
                                                                         Puerto Rico residents is excludable from U.S. taxation.
                                                                         Income from NQ contracts is also subject to Puerto Rico
                                                                         tax. The calculation of the taxable portion of amounts
                                                                         distributed from a contract may differ in the two
                                                                         jurisdictions. Therefore, you might have to file both
                                                                         U.S. and Puerto Rico tax returns, showing different
                                                                         amounts of income from the contract for each tax return.
                                                                         Puerto Rico generally provides a credit against Puerto
                                                                         Rico tax for U.S. tax paid. Depending on your personal
                                                                         situation and the timing of the different tax
                                                                         liabilities, you may not be able to take full advantage
                                                                         of this credit.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Charges that AXA Equitable deducts" under           We will deduct the annual administrative charge on a pro
                "Annual administrative charge" in "Charges and           rata basis but only from your value in the variable
                expenses"                                                investment options. We will not deduct this charge from
                                                                         your value in the guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option                               Not Available

                Investment simplifier -- Fixed-dollar option             Not Available
                and Interest sweep option

                Fixed maturity options                                   Not Available

                Income Manager(R) payout option                          Not Available

                Earnings enhancement benefit                             Not Available

                Special dollar cost averaging program                    o   Available only at issue
                (For Accumulator(R) and Accumulator(R) Elite(SM)
                contracts only)                                          o   Subsequent contributions cannot be used to elect new
                                                                             programs. You may make subsequent contributions to
                                                                             the initial programs while they are still running.

                "Greater of 6% Roll-Up to age 85 or Annual Ratchet to    All references to this feature are deleted in their
                age 85 enhanced death benefit"                           entirety. You have the choice of the following guaranteed
                                                                         minimum death benefits: the Greater of 4% Roll-Up to age
                                                                         85 or Annual Ratchet to age 85; the Annual Ratchet to age
                                                                         85; the Standard death benefit; the GWBL Enhanced death
                                                                         benefit; or the GWBL Standard death benefit.

                See "Guaranteed minimum death benefit charge" in "Fee    The charge for the Greater of 4% Roll-Up to age 85 or
                table" and in "Charges and expenses"                     Annual Ratchet to age 85 is 0.60%
------------------------------------------------------------------------------------------------------------------------------------

VII-4 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
      FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "Guaranteed minimum death benefit and Guaranteed     o   If you elect the 6% Guaranteed minimum income benefit
(CONTINUED)     minimum income benefit base" in "Contract features and       with the Greater of 4% Roll-Up to age 85 or Annual
                benefits"                                                    Ratchet to age 85 enhanced death benefit, the
                                                                             variable investment options (other than those
                                                                             variable investment options that roll up at 3%), the
                                                                             account for special dollar cost averaging program and
                                                                             the account for 12 month dollar cost averaging will
                                                                             roll up at an annual rate of 6% for the Guaranteed
                                                                             minimum income benefit base and 4% for the 4% Roll-Up
                                                                             to age 85 benefit base.

                                                                         o   If you elect the Greater of 4% Roll-Up to age 85 or
                                                                             Annual Ratchet to age 85 enhanced death benefit,
                                                                             without the Guaranteed minimum income benefit, the
                                                                             variable investment options (other than those
                                                                             variable investment options that roll up at 3%), the
                                                                             account for special dollar cost averaging program and
                                                                             the account for 12 month dollar cost averaging will
                                                                             roll up at an annual rate of 4% for the 4% Roll-Up to
                                                                             age 85 benefit base.

                See "Guaranteed minimum death benefit/Guaranteed         Your "Greater of 4% Roll-Up to age 85 or Annual Ratchet
                minimum income benefit roll-up benefit base reset" in    to age 85 enhanced death benefit" benefit base will reset
                "Contract features and benefits"                         only if your account value is greater than your
                                                                         Guaranteed minimum income benefit roll-up benefit base.

                See "Guaranteed minimum death benefit" in "Contract      You have a choice of the Standard death benefit, the
                features and benefits"                                   Annual Ratchet to age 85 enhanced death benefit, or the
                                                                         Greater of 4% Roll-Up to age 85 or Annual Ratchet to age
                                                                         85 enhanced death benefit.

                See "Annual administrative charge" in "Charges and       The second paragraph of this section is replaced with the
                expenses"                                                following:

                                                                         For Accumulator(R) and Accumulator(R) Elite(SM)
                                                                         contracts:

                                                                         The annual administrative charge will be deducted from
                                                                         the value in the variable investment options on a pro
                                                                         rata basis. If those amounts are insufficient, we will
                                                                         deduct all or a portion of the charge from the account
                                                                         for special dollar cost averaging. If the contract is
                                                                         surrendered or annuitized or a death benefit is paid on a
                                                                         date other than a contract date anniversary, we will
                                                                         deduct a pro rata portion of that charge for the year.

                                                                         For Accumulator(R) Select(SM) contracts:

                                                                         The annual administrative charge will be deducted from
                                                                         the value in the variable investment options on a pro
                                                                         rata basis. If those amounts are insufficient, we will
                                                                         deduct all or a portion of the charge from the account
                                                                         for 12 month dollar cost averaging. If the contract is
                                                                         surrendered or annuitized or a death benefit is paid on a
                                                                         date other than a contract date anniversary, we will
                                                                         deduct a pro rata portion of that charge for the year.

                                                                         For Accumulator(R) Plus(SM) contracts:

                                                                         The annual administrative charge will be deducted from
                                                                         the value in the variable investment options on a pro
                                                                         rata basis. If the contract is surrendered or annuitized
                                                                         or a death benefit is paid on a date other than a
                                                                         contract date anniversary, we will deduct a pro rata
                                                                         portion of that charge for the year.
------------------------------------------------------------------------------------------------------------------------------------

           APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VII-5

------------------------------------------------------------------------------------------------------------------------------------
 STATE          FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "How withdrawals affect your Guaranteed minimum      The first sentence of the third paragraph is replaced
(CONTINUED)     income benefit, Guaranteed minimum death benefit and     with the following:
                Principal guarantee benefits" in "Accessing your money"
                                                                         With respect to the Guaranteed minimum income benefit and
                                                                         the Greater of 4% Roll-Up to age 85 or Annual Ratchet to
                                                                         age 85 enhanced death benefit, withdrawals (including any
                                                                         applicable withdrawal charges) will reduce each of the
                                                                         benefits' Roll-Up to age 85 benefit base on a
                                                                         dollar-for-dollar basis, as long as the sum of the
                                                                         withdrawals in a contract year is 6% or less of each
                                                                         benefit's Roll-Up benefit base on the contract issue date
                                                                         or the most recent contract date anniversary, if later.
                                                                         With respect to the Greater of 4% Roll-Up to age 85 or
                                                                         Annual Ratchet to age 85 enhanced death benefit, if
                                                                         elected without the Guaranteed minimum income benefit,
                                                                         withdrawals (including any applicable withdrawal charges)
                                                                         will reduce the 4% Roll-Up to age 85 benefit base on a
                                                                         dollar-for-dollar basis, as long as the sum of the
                                                                         withdrawals in a contract year is 6% or less of the 4%
                                                                         Roll-Up to age 85 benefit base on the contract issue date
                                                                         or the most recent contract date anniversary, if later.

                See "10% free withdrawal amount" under "Withdrawal       The 10% free withdrawal amount applies to full surrenders.
                charge" in "Charges and expenses" (For Accumulator(R),
                Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM)
                contracts only)

                See "Certain withdrawals" under "Withdrawal charge" in   If you elect the Greater of 4% Roll-Up to age 85 or
                "Charges and expenses" (For Accumulator(R),              Annual Ratchet to age 85 enhanced death benefit without a
                Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM)     Guaranteed minimum income benefit, the withdrawal charge
                contracts only)                                          will be waived for any withdrawal that, together with any
                                                                         prior withdrawals made during the contract year, does not
                                                                         exceed 6% of the beginning of contract year 4% Roll-Up to
                                                                         age 85 benefit base, even if such withdrawals exceed the
                                                                         free withdrawal amount.

                See "Withdrawal charge" in "Charges and expenses"        The owner (or older joint owner, if applicable) has
                under "Disability, terminal illness, or confinement to   qualified to receive Social Security disability benefits
                nursing home" (For Accumulator(R), Accumulator(R)        as certified by the Social Security Administration or a
                Plus(SM) and Accumulator(R) Elite(SM) contracts only)    statement from an independent U.S. licensed physician
                                                                         stating that the owner (or older joint owner, if
                                                                         applicable) meets the definition of total disability for
                                                                         at least 6 continuous months prior to the notice of
                                                                         claim. Such disability must be re-certified every 12
                                                                         months.
------------------------------------------------------------------------------------------------------------------------------------


VII-6 APPENDIX VII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix VIII: Contract variations



--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.


In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD           FEATURE/BENEFIT                             VARIATION
------------------------------------------------------------------------------------------------------------------------------------
July 10, 2006 - January 15, 2007   Greater of 6% Roll-Up to age 85 or Annual   The fee for this benefit is 0.60%.
                                   Ratchet to age 85 enhanced death benefit

                                   Guaranteed minimum death benefit/           The Roll-Up benefit base is eligible for reset
                                   Guaranteed minimum income benefit roll-up   beginning on the fifth contract date anniversary
                                   benefit base reset                          and on each fifth or later contract date anniver-
                                                                               sary after a reset.
------------------------------------------------------------------------------------------------------------------------------------
January 16, 2007 - present         Greater of 6% Roll-Up to age 85 or Annual   The fee for this benefit is 0.65%.(1)
                                   Ratchet to age 85 enhanced death benefit

                                   Guaranteed minimum death benefit/           The Roll-Up benefit base is eligible for reset
                                   Guaranteed minimum income benefit roll-up   annually.(1)
                                   benefit base reset
------------------------------------------------------------------------------------------------------------------------------------



(1)   This charge and feature are not available to contracts issued in Oregon.


                                       APPENDIX VIII: CONTRACT VARIATIONS VIII-1

Appendix IX: Tax-sheltered annuity contracts (TSAs)



--------------------------------------------------------------------------------
GENERAL; FINAL REGULATIONS UNDER SECTION 403(B)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity" contracts ("TSAs"). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 ("Rev. Rul. 90-24"), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.


PERMISSIBLE CONTRIBUTIONS TO THE ACCUMULATOR(R) SERIES TSA CONTRACTS

Contributions to an Accumulator(R) Series TSA contract are extremely limited. AXA Equitable permits Contributions to be made to an Accumulator(R) Series TSA contract only where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer's 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) Series TSA contract and other funding vehicles under the plan.

AXA Equitable does not accept employer-remitted contributions. AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) Series TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Contributions must be made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Series Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o     the owner dies; or

o the plan under which the Accumulator(R) Series TSA contract is purchased is terminated.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under "Federal and state income tax withholding and information reporting" in the "Tax Information" section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.



IX-1 APPENDIX IX: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to an Accumulator(R) Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in the "Contract features and benefits" in this Prospectus. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS


As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:
The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o     the loan does not qualify under the conditions above;

o     the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


                        APPENDIX IX: TAX-SHELTERED ANNUITY CONTRACTS (TSAS) IX-2

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. An Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan, are not distributions.

REQUIRED MINIMUM DISTRIBUTIONS

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the "Tax Information" section of the Prospectus with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



IX-3 APPENDIX IX: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Statement of additional information Table of contents



--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                        PAGE

Who is AXA Equitable?                                                      2

Unit Values                                                                2

Custodian and Independent Registered Public Accounting Firm                2

Distribution of the Contracts                                              2

Financial Statements                                                       2


HOW TO OBTAIN AN ACCUMULATOR(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:

     Retirement Service Solutions

     P.O. Box 1547
     Secaucus, NJ 07096-1547


Please send me an Accumulator(R) Series SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                           State               Zip


                         Accumulator '06/'06.5, '07/'07.5, 8.0/8.2/8.3, 9.0 All


                                                                          e13517

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2011 TO THE CURRENT PROSPECTUSES FOR:




RETIREMENT CORNERSTONE(R) SERIES B
RETIREMENT CORNERSTONE(R) SERIES L
RETIREMENT CORNERSTONE(R) SERIES CP(SM)
RETIREMENT CORNERSTONE(R) SERIES C


ACCUMULATOR(R)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------
FOR DELIVERY TO MORGAN STANLEY SMITH BARNEY AND CITI PERSONAL WEALTH MANAGEMENT CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


Your contract date will generally be the business day Morgan Stanley Smith Barney ("MSSB") or Citi Personal Wealth Management ("CPWM")+ receives your initial contribution and all information needed to process your request, along with any required documents, and transmits your request to us in accordance with our processing procedures. We may reject your request and return your contribution or issue your contract on a later date if any of the limitations described below apply.


SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day MSSB or CPWM receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.

LIMITATIONS

For both initial and subsequent contributions, you must provide all information and documents we require. The amount of the initial or additional contribution you are making must be permitted under your contract. Your request and contribution must be made in accordance with all the other terms and conditions described in our Prospectus.

We consider MSSB and CPWM to be a "processing office" for the purpose of receiving requests and contributions as described above. This means that we will process your request on the same business day it is received ("same day processing") by MSSB or CPWM. After receiving your contribution, together with all required information and documents, from you, MSSB or CPWM must deliver them to us in accordance with our processing arrangements with MSSB or CPWM.

Same day processing may not be available for all transactions or in every state. These transactions include:


o Initial or subsequent contributions to the Guaranteed benefit account value (for Retirement Cornerstone(SM) Series contracts only), and

o Initial or subsequent contributions to Option B (Accumulator(R) Series contracts only)


We will not process these transactions until the business day on which MSSB or CPWM transmits your request and all required items to us. This may be a different business day than the business day on which MSSB or CPWM received your request and all required items.

MSSB or CPWM may establish a "closing time" under our same day processing arrangement that is earlier than the end of our business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as MSSB and CPWM, if we are not open, same day processing will not apply.




----------
+ Citi Personal Wealth Management (CPWM), is a business of Citigroup, Inc, which offers securities through Citigroup Global Markets Inc. ("CGMI").



IM-09-59 (5/11)                                                         e13513
RC 1.0 and 11.0 and Acc. 9.0/NB                          CAT NO. 142502 (5/11)

We, MSSB or CPWM may change or discontinue these arrangements at any time without prior notice. If you are no longer a client of MSSB or CPWM and move your contract to a different firm, the above procedures will no longer apply, although we may have similar arrangements with your new firm.


You may always make subsequent contributions under your contract by any other method described in the Prospectus for your contract, as supplemented from time to time. All requests and contributions are subject to acceptance.














































   Retirement Cornerstone(R) Series is issued by and is a service mark of AXA
               Equitable Life Insurance Company (AXA Equitable).
  Retirement Cornerstone(R) Series CP(SM) is a service mark of AXA Equitable.
                Accumulator(R) is issued by and is a registered
         service mark of AXA Equitable. Accumulator(R), Accumulator(R)
            Plus(SM), Accumulator(R) Select(SM), and Accumulator(R)
                 Elite(SM) are service marks of AXA Equitable.
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.



                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company


AXA EQUITABLE VARIABLE ANNUITIES


PROSPECTUS SUPPLEMENT DATED MAY 1, 2011


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.


The following information supplements the information in your prospectus that describes how we process your initial contribution. In "Contract features and benefits" under "How you can make your contributions," the third paragraph is deleted in its entirety and replaced with the following:

Chase Investment Services, the selling broker-dealer that your financial professional is affiliated with, has directed us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while Chase Investment Services ensures your application is complete and that suitability standards are met. If Chase Investment Services does not submit your application to us within ten business days from the date we received your initial contribution, we will return it to Chase Investment Services on your behalf. If Chase Investment Services does submit your application to us within ten business days, we will transfer your contribution into our non-interest bearing suspense account so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than Chase Investment Services, this supplement does not apply to you.

























   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.



      AXA Equitable variable annuities are distributed by its affiliates,
                 AXA Advisors, LLC and AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
                                  212-554-1234


IM-10-08 (5/11)                                          CAT. NO. 143836 (5/11)
Chase Only - NB                                                          e13514
RCI, Acc 9.0 Series

The Accumulator(R) Series

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2011


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Series Prospectus, dated May 1, 2011. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.



TABLE OF CONTENTS



Who is AXA Equitable?                                         2
Unit Values                                                   2
Custodian and Independent Registered Public Accounting Firm   2
Distribution of the Contracts                                 2
Financial statements                                          2



              Copyright 2011 AXA Equitable Life Insurance Company.
    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.



                        Accumulator(R) '06/'06.5,'07/'07.5, 8.0/8.2/8.3, 9.0 All
                                                                          e13517

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                      (a)
                                     -----  - c
                                      (b)
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.


The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $399,625,078 in 2010, $429,091,474 in 2009 and $750,235,874 in 2008, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $10,963,063, $40,223,293 and $81,519,894, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $576,147,169 in 2010, $557,277,070 in 2009 and
$677,871,467 in 2008. Of these amounts, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................FSA-3
   Statements of Operations for the Year Ended December 31, 2010..........FSA-51
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2010 and 2009............................................FSA-72
   Notes to Financial Statements.........................................FSA-111


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009...................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
    2009 and 2008............................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2010, 2009 and 2008..........................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008............................................................F-7
   Notes to Consolidated Financial Statements................................F-9



                                     FSA-1
                                                                          e13344

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                        ALLIANCEBERNSTEIN VPS
                                                           ALL ASSET       BALANCED WEALTH
                                                          ALLOCATION*    STRATEGY PORTFOLIO
                                                         ------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $1,739,921         $2,017,581
Receivable for The Trusts shares sold...................          68                 82
Receivable for policy-related transactions..............          --                 --
                                                          ----------         ----------
  Total assets..........................................   1,739,989          2,017,663
                                                          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          --                 --
Payable for policy-related transactions.................          68                 --
                                                          ----------         ----------
  Total liabilities.....................................          68                 --
                                                          ----------         ----------
NET ASSETS..............................................  $1,739,921         $2,017,663
                                                          ==========         ==========
NET ASSETS:
Accumulation Units......................................   1,727,806          2,017,663
Retained by AXA Equitable in Separate Account No. 49....      12,115                 --
                                                          ----------         ----------
TOTAL NET ASSETS........................................  $1,739,921         $2,017,663
                                                          ==========         ==========
Investments in shares of The Trusts, at cost............  $1,641,230         $1,934,837
The Trusts shares held
 Class A................................................      94,236                 --
 Class B................................................          --            177,292
 Class II...............................................          --                 --


                                                          ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                           INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                                PORTFOLIO           COMPANY VALUE          VALUE
                                                         ----------------------- ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value......        $1,620,695            $385,098          $2,654,000
Receivable for The Trusts shares sold...................                --                  16                  --
Receivable for policy-related transactions..............            76,195                  --               4,411
                                                                ----------            --------          ----------
  Total assets..........................................         1,696,890             385,114           2,658,411
                                                                ----------            --------          ----------
LIABILITIES:
Payable for The Trusts shares purchased.................            76,195                  --               4,411
Payable for policy-related transactions.................                --                   2                  --
                                                                ----------            --------          ----------
  Total liabilities.....................................            76,195                   2               4,411
                                                                ----------            --------          ----------
NET ASSETS..............................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
NET ASSETS:
Accumulation Units......................................         1,620,641             385,112           2,653,932
Retained by AXA Equitable in Separate Account No. 49....                54                  --                  68
                                                                ----------            --------          ----------
TOTAL NET ASSETS........................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
Investments in shares of The Trusts, at cost............        $1,494,748            $354,409          $2,425,464
The Trusts shares held
 Class A................................................                --                  --                  --
 Class B................................................            88,854                  --                  --
 Class II...............................................                --              40,881             187,695

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                             ALLOCATION*       STRATEGY*       ALLOCATION*
                                                          ----------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $3,079,756,222    $508,823,895    $1,971,243,303
Receivable for The Trusts shares sold....................         479,531              --           801,593
Receivable for policy-related transactions...............              --       2,194,365                --
                                                           --------------    ------------    --------------
  Total assets...........................................   3,080,235,753     511,018,260     1,972,044,896
                                                           --------------    ------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased..................              --       2,194,365                --
Payable for policy-related transactions..................         479,531              --           801,593
                                                           --------------    ------------    --------------
  Total liabilities......................................         479,531       2,194,365           801,593
                                                           --------------    ------------    --------------
NET ASSETS...............................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
NET ASSETS:
Accumulation Units.......................................   3,079,631,683     508,705,787     1,970,907,035
Retained by AXA Equitable in Separate Account No. 49.....         124,539         118,108           336,268
                                                           --------------    ------------    --------------
TOTAL NET ASSETS.........................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
Investments in shares of The Trusts, at cost.............  $3,446,628,034    $482,971,577    $1,960,537,946
The Trusts shares held
 Class A.................................................         782,885             927                --
 Class B.................................................     306,283,300      41,474,365       206,153,419


                                                           AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                           GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                          ------------------ ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......    $283,777,531       $166,454,589         $1,775,712,144
Receivable for The Trusts shares sold....................              --                 --              1,070,597
Receivable for policy-related transactions...............         270,032            678,956                     --
                                                             ------------       ------------         --------------
  Total assets...........................................     284,047,563        167,133,545          1,776,782,741
                                                             ------------       ------------         --------------
LIABILITIES:
Payable for The Trusts shares purchased..................         270,032            678,956                     --
Payable for policy-related transactions..................              --                 --              1,070,597
                                                             ------------       ------------         --------------
  Total liabilities......................................         270,032            678,956              1,070,597
                                                             ------------       ------------         --------------
NET ASSETS...............................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
NET ASSETS:
Accumulation Units.......................................     283,664,722        166,345,111          1,775,691,547
Retained by AXA Equitable in Separate Account No. 49.....         112,809            109,478                 20,597
                                                             ------------       ------------         --------------
TOTAL NET ASSETS.........................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
Investments in shares of The Trusts, at cost.............    $272,367,495       $163,672,009         $1,819,288,511
The Trusts shares held
 Class A.................................................              --                 --                     --
 Class B.................................................      23,653,669         14,847,562            184,609,620

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA GROWTH      AXA MODERATE      AXA MODERATE
                                                                STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $571,911,092    $7,547,080,015     $1,269,281,092
Receivable for The Trusts shares sold.......................            --         3,532,358                 --
Receivable for policy-related transactions..................       951,757                --          3,279,156
                                                              ------------    --------------     --------------
  Total assets..............................................   572,862,849     7,550,612,373      1,272,560,248
                                                              ------------    --------------     --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       951,757                --          3,279,156
Payable for policy-related transactions.....................            --         3,532,358                 --
                                                              ------------    --------------     --------------
  Total liabilities.........................................       951,757         3,532,358          3,279,156
                                                              ------------    --------------     --------------
NET ASSETS..................................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
NET ASSETS:
Accumulation Units..........................................   571,787,520     7,546,931,082      1,269,197,892
Retained by AXA Equitable in Separate Account No. 49........       123,572           148,933             83,200
                                                              ------------    --------------     --------------
TOTAL NET ASSETS............................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
Investments in shares of The Trusts, at cost................  $527,060,443    $8,170,329,183     $1,193,794,885
The Trusts shares held
 Class A....................................................           893         1,063,445                 --
 Class B....................................................    43,741,744       563,326,596         98,398,293


                                                              AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                                 ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                             ------------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $10,993,409,025     $25,069,461    $22,646,483
Receivable for The Trusts shares sold.......................         1,191,294              --             --
Receivable for policy-related transactions..................                --          47,140         69,518
                                                               ---------------     -----------    -----------
  Total assets..............................................    10,994,600,319      25,116,601     22,716,001
                                                               ---------------     -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --          47,140         69,518
Payable for policy-related transactions.....................         1,191,294              --             --
                                                               ---------------     -----------    -----------
  Total liabilities.........................................         1,191,294          47,140         69,518
                                                               ---------------     -----------    -----------
NET ASSETS..................................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
NET ASSETS:
Accumulation Units..........................................    10,993,090,219      24,898,455     22,474,567
Retained by AXA Equitable in Separate Account No. 49........           318,806         171,006        171,916
                                                               ---------------     -----------    -----------
TOTAL NET ASSETS............................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
Investments in shares of The Trusts, at cost................   $12,650,610,542     $22,144,687    $20,182,712
The Trusts shares held
 Class A....................................................         1,515,826          10,360         10,340
 Class B....................................................     1,059,614,606       1,635,643      1,466,522

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                          AXA TACTICAL        BLACKROCK
                                                          AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                          MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                         -------------- ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $51,550,260      $42,768,360       $20,063,449
Receivable for The Trusts shares sold...................           --               --                --
Receivable for policy-related transactions..............       97,502           83,952           140,549
                                                          -----------      -----------       -----------
  Total assets..........................................   51,647,762       42,852,312        20,203,998
                                                          -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.................       97,502           83,952           140,549
Payable for policy-related transactions.................           --               --                --
                                                          -----------      -----------       -----------
  Total liabilities.....................................       97,502           83,952           140,549
                                                          -----------      -----------       -----------
NET ASSETS..............................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
NET ASSETS:
Accumulation Units......................................   51,398,587       42,628,384        20,063,150
Retained by AXA Equitable in Separate Account No. 49....      151,673          139,976               299
                                                          -----------      -----------       -----------
TOTAL NET ASSETS........................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
Investments in shares of The Trusts, at cost............  $47,468,140      $39,430,218       $18,834,607
The Trusts shares held
 Class A................................................       10,299           10,259                --
 Class B................................................    3,755,162        3,352,720                --
 Class III..............................................           --               --         1,384,641


                                                              BLACKROCK
                                                          LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                              V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,845,601          $664,656,308           $464,410,381
Receivable for The Trusts shares sold...................             --                    --                     --
Receivable for policy-related transactions..............          3,678               128,585                 28,542
                                                             ----------          ------------           ------------
  Total assets..........................................      1,849,279           664,784,893            464,438,923
                                                             ----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased.................          3,678               128,585                 23,952
Payable for policy-related transactions.................             --                    --                     --
                                                             ----------          ------------           ------------
  Total liabilities.....................................          3,678               128,585                 23,952
                                                             ----------          ------------           ------------
NET ASSETS..............................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
NET ASSETS:
Accumulation Units......................................      1,845,394           664,624,418            464,414,971
Retained by AXA Equitable in Separate Account No. 49....            207                31,890                     --
                                                             ----------          ------------           ------------
TOTAL NET ASSETS........................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
Investments in shares of The Trusts, at cost............     $1,671,384          $924,856,070           $410,183,736
The Trusts shares held
 Class A................................................             --               123,550                144,509
 Class B................................................             --            78,396,889             29,179,004
 Class III..............................................        170,731                    --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/AXA FRANKLIN  EQ/BLACKROCK    EQ/BLACKROCK
                                                                 SMALL CAP      BASIC VALUE   INTERNATIONAL
                                                                VALUE CORE*       EQUITY*         VALUE*
                                                             ---------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $134,741,569    $860,552,937   $740,631,093
Receivable for The Trusts shares sold.......................         81,821              --             --
Receivable for policy-related transactions..................             --         428,341        108,744
                                                               ------------    ------------   ------------
  Total assets..............................................    134,823,390     860,981,278    740,739,837
                                                               ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --         428,341         96,473
Payable for policy-related transactions.....................         81,821              --             --
                                                               ------------    ------------   ------------
  Total liabilities.........................................         81,821         428,341         96,473
                                                               ------------    ------------   ------------
NET ASSETS..................................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
NET ASSETS:
Accumulation Units..........................................    134,629,834     860,516,473    740,643,364
Retained by AXA Equitable in Separate Account No. 49........        111,735          36,464             --
                                                               ------------    ------------   ------------
TOTAL NET ASSETS............................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
Investments in shares of The Trusts, at cost................   $103,971,417    $857,956,172   $852,008,669
The Trusts shares held
 Class A....................................................        138,819         900,887        258,919
 Class B....................................................     13,036,121      61,983,388     63,016,066


                                                              EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                                EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                             -------------------- --------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $215,429,676          $46,907,835         $338,965,958
Receivable for The Trusts shares sold.......................               --                   --                   --
Receivable for policy-related transactions..................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
  Total assets..............................................      215,492,959           46,942,971          339,079,435
                                                                 ------------          -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................           63,283               35,136              113,477
Payable for policy-related transactions.....................               --                   --                   --
                                                                 ------------          -----------         ------------
  Total liabilities.........................................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
NET ASSETS..................................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
NET ASSETS:
Accumulation Units..........................................      215,424,415           46,878,723          338,893,178
Retained by AXA Equitable in Separate Account No. 49........            5,261               29,112               72,780
                                                                 ------------          -----------         ------------
TOTAL NET ASSETS............................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
Investments in shares of The Trusts, at cost................     $205,498,381          $48,239,303         $341,058,293
The Trusts shares held
 Class A....................................................          169,260                   --               66,238
 Class B....................................................       40,715,293            6,521,305           25,711,085

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  EQ/CAPITAL         EQ/COMMON        EQ/CORE
                                                              GUARDIAN RESEARCH*   STOCK INDEX*     BOND INDEX*
                                                             -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $905,290,541      $804,897,564   $1,103,062,951
Receivable for The Trusts shares sold.......................           45,150            23,833          170,659
Receivable for policy-related transactions..................               --                --               --
                                                                 ------------      ------------   --------------
  Total assets..............................................      905,335,691       804,921,397    1,103,233,610
                                                                 ------------      ------------   --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................               --                --               --
Payable for policy-related transactions.....................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
  Total liabilities.........................................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
NET ASSETS..................................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
NET ASSETS:
Accumulation Units..........................................      905,191,312       804,868,002    1,102,808,517
Retained by AXA Equitable in Separate Account No. 49........           99,229            29,562          254,434
                                                                 ------------      ------------   --------------
TOTAL NET ASSETS............................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
Investments in shares of The Trusts, at cost................     $963,311,014      $852,787,042   $1,163,656,658
The Trusts shares held
 Class A....................................................           49,571            68,656               --
 Class B....................................................       74,423,211        50,280,867      113,444,440


                                                               EQ/DAVIS NEW      EQ/EQUITY         EQ/EQUITY
                                                              YORK VENTURE*      500 INDEX*       GROWTH PLUS*
                                                             --------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $361,365,590    $1,255,796,816    $1,288,166,519
Receivable for The Trusts shares sold.......................       106,275                --           111,152
Receivable for policy-related transactions..................            --           141,187                --
                                                              ------------    --------------    --------------
  Total assets..............................................   361,471,865     1,255,938,003     1,288,277,671
                                                              ------------    --------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --           141,187                --
Payable for policy-related transactions.....................       106,275                --           118,599
                                                              ------------    --------------    --------------
  Total liabilities.........................................       106,275           141,187           118,599
                                                              ------------    --------------    --------------
NET ASSETS..................................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
NET ASSETS:
Accumulation Units..........................................   361,247,550     1,255,738,038     1,288,090,645
Retained by AXA Equitable in Separate Account No. 49........       118,040            58,778            68,427
                                                              ------------    --------------    --------------
TOTAL NET ASSETS............................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
Investments in shares of The Trusts, at cost................  $337,074,291    $1,227,388,723    $1,308,183,403
The Trusts shares held
 Class A....................................................       406,564           264,723                --
 Class B....................................................    36,711,241        57,253,865        86,197,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/FRANKLIN         EQ/FRANKLIN        EQ/GAMCO MERGERS &
                                                          CORE BALANCED*   TEMPLETON ALLOCATION*      ACQUISITIONS*
                                                         ---------------- ----------------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $546,123,131        $1,378,300,270         $181,486,132
Receivable for The Trusts shares sold...................        109,995                    --              276,769
Receivable for policy-related transactions..............             --                54,420                   --
                                                           ------------        --------------         ------------
  Total assets..........................................    546,233,126         1,378,354,690          181,762,901
                                                           ------------        --------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                54,420                   --
Payable for policy-related transactions.................        109,995                    --              276,769
                                                           ------------        --------------         ------------
  Total liabilities.....................................        109,995                54,420              276,769
                                                           ------------        --------------         ------------
NET ASSETS..............................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
NET ASSETS:
Accumulation Units......................................    545,896,208         1,378,222,527          181,401,268
Retained by AXA Equitable in Separate Account No. 49....        226,923                77,743               84,864
                                                           ------------        --------------         ------------
TOTAL NET ASSETS........................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
Investments in shares of The Trusts, at cost............   $541,557,077        $1,411,456,902         $171,608,454
The Trusts shares held
 Class A................................................         82,004                69,697              143,653
 Class B................................................     63,652,585           176,825,652           14,412,782


                                                          EQ/GAMCO SMALL     EQ/GLOBAL          EQ/GLOBAL
                                                          COMPANY VALUE*     BOND PLUS*    MULTI-SECTOR EQUITY*
                                                         ---------------- --------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $872,302,060    $474,583,744       $1,136,406,800
Receivable for The Trusts shares sold...................             --         274,778              132,090
Receivable for policy-related transactions..............      1,061,721              --                   --
                                                           ------------    ------------       --------------
  Total assets..........................................    873,363,781     474,858,522        1,136,538,890
                                                           ------------    ------------       --------------
LIABILITIES:
Payable for The Trusts shares purchased.................      1,061,721              --                   --
Payable for policy-related transactions.................             --         379,095              132,090
                                                           ------------    ------------       --------------
  Total liabilities.....................................      1,061,721         379,095              132,090
                                                           ------------    ------------       --------------
NET ASSETS..............................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
NET ASSETS:
Accumulation Units......................................    872,219,583     474,454,680        1,136,390,785
Retained by AXA Equitable in Separate Account No. 49....         82,477          24,747               16,015
                                                           ------------    ------------       --------------
TOTAL NET ASSETS........................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
Investments in shares of The Trusts, at cost............   $646,922,769    $483,598,148       $1,203,738,797
The Trusts shares held
 Class A................................................        438,821         144,509              156,247
 Class B................................................     21,874,831      47,543,759           90,958,319

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT     EQ/INTERNATIONAL
                                                            BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                         ---------------- ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $391,665,216      $786,848,640           $3,466,280
Receivable for The Trusts shares sold...................        854,156           147,320                   51
Receivable for policy-related transactions..............             --                --                   --
                                                           ------------      ------------           ----------
  Total assets..........................................    392,519,372       786,995,960            3,466,331
                                                           ------------      ------------           ----------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                --                   --
Payable for policy-related transactions.................        854,156           147,320                   51
                                                           ------------      ------------           ----------
  Total liabilities.....................................        854,156           147,320                   51
                                                           ------------      ------------           ----------
NET ASSETS..............................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
NET ASSETS:
Accumulation Units......................................    391,600,696       786,843,655            1,330,257
Retained by AXA Equitable in Separate Account No. 49....         64,520             4,985            2,136,023
                                                           ------------      ------------           ----------
TOTAL NET ASSETS........................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
Investments in shares of The Trusts, at cost............   $393,266,546      $890,253,765           $4,033,532
The Trusts shares held
 Class A................................................             --           213,591              336,361
 Class B................................................     39,879,015        81,602,918              148,277


                                                          EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                               GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                         ------------------ ----------------------  ---------------
ASSETS:
Investments in shares of The Trusts, at fair value......    $378,499,268         $281,296,552        $158,869,799
Receivable for The Trusts shares sold...................              --                   --                  --
Receivable for policy-related transactions..............         286,168              187,275              15,302
                                                            ------------         ------------        ------------
  Total assets..........................................     378,785,436          281,483,827         158,885,101
                                                            ------------         ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased.................         286,168              187,275              15,302
Payable for policy-related transactions.................              --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities.....................................         286,168              187,275              15,302
                                                            ------------         ------------        ------------
NET ASSETS..............................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
NET ASSETS:
Accumulation Units......................................     378,367,918          281,252,298         158,845,645
Retained by AXA Equitable in Separate Account No. 49....         131,350               44,254              24,154
                                                            ------------         ------------        ------------
TOTAL NET ASSETS........................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost............    $327,997,992         $309,352,654        $176,631,279
The Trusts shares held
 Class A................................................         242,628              189,572                  --
 Class B................................................      57,992,547           28,528,938          22,006,869

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*
                                                             --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $334,425,287    $262,049,451   $120,935,629
Receivable for The Trusts shares sold.......................       129,748          62,205         21,887
Receivable for policy-related transactions..................            --              --             --
                                                              ------------    ------------   ------------
  Total assets..............................................   334,555,035     262,111,656    120,957,516
                                                              ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --              --             --
Payable for policy-related transactions.....................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
  Total liabilities.........................................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
NET ASSETS..................................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
NET ASSETS:
Accumulation Units..........................................   334,405,707     262,017,410    119,066,750
Retained by AXA Equitable in Separate Account No. 49........        19,580          32,041      1,868,879
                                                              ------------    ------------   ------------
TOTAL NET ASSETS............................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
Investments in shares of The Trusts, at cost................  $277,552,698    $235,763,167   $144,459,665
The Trusts shares held
 Class A....................................................       211,594          53,488        191,961
 Class B....................................................    38,872,195      15,692,411     22,842,314


                                                                EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                                VALUE PLUS*     GROWTH AND INCOME*   LARGE CAP CORE*
                                                             ----------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $1,168,874,647       $158,550,041       $191,944,843
Receivable for The Trusts shares sold.......................         284,211                 --                 --
Receivable for policy-related transactions..................              --            160,241            117,737
                                                              --------------       ------------       ------------
  Total assets..............................................   1,169,158,858        158,710,282        192,062,580
                                                              --------------       ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --            160,241            117,737
Payable for policy-related transactions.....................         284,211                 --                 --
                                                              --------------       ------------       ------------
  Total liabilities.........................................         284,211            160,241            117,737
                                                              --------------       ------------       ------------
NET ASSETS..................................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
NET ASSETS:
Accumulation Units..........................................   1,168,767,148        158,530,664        191,760,969
Retained by AXA Equitable in Separate Account No. 49........         107,499             19,377            183,874
                                                              --------------       ------------       ------------
TOTAL NET ASSETS............................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
Investments in shares of The Trusts, at cost................  $1,635,838,574       $148,047,565       $155,118,266
The Trusts shares held
 Class A....................................................         113,925                 --              1,864
 Class B....................................................     114,851,431         15,323,954         15,859,044

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/MID CAP       EQ/MID CAP
                                                                  INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $734,537,266    $1,137,023,786      $674,962,535
Receivable for The Trusts shares sold.......................            --           244,537                --
Receivable for policy-related transactions..................       593,410                --         1,610,308
                                                              ------------    --------------      ------------
  Total assets..............................................   735,130,676     1,137,268,323       676,572,843
                                                              ------------    --------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       573,745                --         1,610,308
Payable for policy-related transactions.....................            --           244,537                --
                                                              ------------    --------------      ------------
  Total liabilities.........................................       573,745           244,537         1,610,308
                                                              ------------    --------------      ------------
NET ASSETS..................................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
NET ASSETS:
Accumulation Units..........................................   734,556,931     1,136,743,598       674,902,511
Retained by AXA Equitable in Separate Account No. 49........            --           280,188            60,024
                                                              ------------    --------------      ------------
TOTAL NET ASSETS............................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
Investments in shares of The Trusts, at cost................  $798,354,070    $1,181,412,932      $674,937,599
The Trusts shares held
 Class A....................................................       287,061            31,969        21,426,403
 Class B....................................................    88,125,930       114,150,552       653,453,513


                                                                 EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                              CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                             ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $174,190,074        $614,424,419       $231,049,778
Receivable for The Trusts shares sold.......................          74,762           2,310,581                 --
Receivable for policy-related transactions..................              --                  --                660
                                                                ------------        ------------       ------------
  Total assets..............................................     174,264,836         616,735,000        231,050,438
                                                                ------------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --                  --                660
Payable for policy-related transactions.....................          74,762           2,310,581                 --
                                                                ------------        ------------       ------------
  Total liabilities.........................................          74,762           2,310,581                660
                                                                ------------        ------------       ------------
NET ASSETS..................................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
NET ASSETS:
Accumulation Units..........................................     174,181,158         614,420,685        230,795,973
Retained by AXA Equitable in Separate Account No. 49........           8,916               3,734            253,805
                                                                ------------        ------------       ------------
TOTAL NET ASSETS............................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
Investments in shares of The Trusts, at cost................    $148,216,355        $472,134,133       $250,775,962
The Trusts shares held
 Class A....................................................         823,395             351,819             76,512
 Class B....................................................      27,628,301          35,453,688         26,162,798

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                                 GLOBAL*        SHORT BOND*      BOND PLUS*
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $245,178,138    $1,294,765,559   $565,295,738
Receivable for The Trusts shares sold.......................            --                --         87,920
Receivable for policy-related transactions..................       758,642           283,113             --
                                                              ------------    --------------   ------------
  Total assets..............................................   245,936,780     1,295,048,672    565,383,658
                                                              ------------    --------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       758,642           283,113             --
Payable for policy-related transactions.....................            --                --         87,920
                                                              ------------    --------------   ------------
  Total liabilities.........................................       758,642           283,113         87,920
                                                              ------------    --------------   ------------
NET ASSETS..................................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
NET ASSETS:
Accumulation Units..........................................   245,004,886     1,294,508,624    565,217,360
Retained by AXA Equitable in Separate Account No. 49........       173,252           256,935         78,378
                                                              ------------    --------------   ------------
TOTAL NET ASSETS............................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
Investments in shares of The Trusts, at cost................  $211,916,298    $1,308,968,283   $604,224,794
The Trusts shares held
 Class A....................................................       296,790         1,348,743             --
 Class B....................................................    22,925,196       128,695,696     66,396,725


                                                                 EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                              COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                             ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $508,784,233      $402,261,538     $194,226,931
Receivable for The Trusts shares sold.......................        189,915                --               --
Receivable for policy-related transactions..................             --            54,595           88,811
                                                               ------------      ------------     ------------
  Total assets..............................................    508,974,148       402,316,133      194,315,742
                                                               ------------      ------------     ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --            54,595           88,811
Payable for policy-related transactions.....................        189,915                --               --
                                                               ------------      ------------     ------------
  Total liabilities.........................................        189,915            54,595           88,811
                                                               ------------      ------------     ------------
NET ASSETS..................................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
NET ASSETS:
Accumulation Units..........................................    508,762,832       402,244,342      194,219,899
Retained by AXA Equitable in Separate Account No. 49........         21,401            17,196            7,032
                                                               ------------      ------------     ------------
TOTAL NET ASSETS............................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
Investments in shares of The Trusts, at cost................   $441,019,396      $352,478,241     $208,611,761
The Trusts shares held
 Class A....................................................        245,375           254,484          108,978
 Class B....................................................     48,115,691        19,298,707       22,375,544

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                EQ/WELLS FARGO
                                                              EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                                  INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                             ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $70,027,353     $238,921,317    $413,264,821
Receivable for The Trusts shares sold.......................             --               --              --
Receivable for policy-related transactions..................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
  Total assets..............................................     70,162,474      239,048,552     414,034,495
                                                                -----------     ------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        135,121          127,235         769,674
Payable for policy-related transactions.....................             --               --              --
                                                                -----------     ------------    ------------
  Total liabilities.........................................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
NET ASSETS..................................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
NET ASSETS:
Accumulation Units..........................................     70,007,469      238,917,343     413,229,553
Retained by AXA Equitable in Separate Account No. 49........         19,884            3,974          35,268
                                                                -----------     ------------    ------------
TOTAL NET ASSETS............................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
Investments in shares of The Trusts, at cost................    $65,553,547     $244,521,226    $335,188,882
The Trusts shares held
 Class A....................................................             --          101,528              --
 Class B....................................................     11,763,742       24,902,399      40,217,961
 Service Class 2............................................             --               --              --


                                                               FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                               ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                              GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                             ------------------ ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $772,527         $12,597,028        $5,388,840
Receivable for The Trusts shares sold.......................            33                  --                --
Receivable for policy-related transactions..................            --             127,491            40,312
                                                                  --------         -----------        ----------
  Total assets..............................................       772,560          12,724,519         5,429,152
                                                                  --------         -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --             127,491            40,312
Payable for policy-related transactions.....................            --                  --                --
                                                                  --------         -----------        ----------
  Total liabilities.........................................            --             127,491            40,312
                                                                  --------         -----------        ----------
NET ASSETS..................................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
NET ASSETS:
Accumulation Units..........................................       772,560          12,580,412         5,377,102
Retained by AXA Equitable in Separate Account No. 49........            --              16,616            11,738
                                                                  --------         -----------        ----------
TOTAL NET ASSETS............................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
Investments in shares of The Trusts, at cost................      $715,977         $11,292,038        $4,868,899
The Trusts shares held
 Class A....................................................            --                  --                --
 Class B....................................................            --                  --                --
 Service Class 2............................................        53,797             536,272           167,720

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                                 STRATEGIC           INCOME       STRATEGIC INCOME
                                                             INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                            ------------------ ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.........     $6,870,625         $3,814,994        $4,906,181
Receivable for The Trusts shares sold......................             --                154                --
Receivable for policy-related transactions.................         32,072                 --            32,608
                                                                ----------         ----------        ----------
  Total assets.............................................      6,902,697          3,815,148         4,938,789
                                                                ----------         ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased....................         32,065                 --            32,608
Payable for policy-related transactions....................             --                154                --
                                                                ----------         ----------        ----------
  Total liabilities........................................         32,065                154            32,608
                                                                ----------         ----------        ----------
NET ASSETS.................................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
NET ASSETS:
Accumulation Units.........................................      6,870,632          3,814,930         4,880,496
Retained by AXA Equitable in Separate Account No. 49.......             --                 64            25,685
                                                                ----------         ----------        ----------
TOTAL NET ASSETS...........................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
Investments in shares of The Trusts, at cost...............     $7,089,395         $3,656,132        $4,792,735
The Trusts shares held
 Class 2...................................................             --            257,422           385,706
 Series II.................................................             --                 --                --
 Service Class 2...........................................        606,410                 --                --
 Service Shares............................................             --                 --                --


                                                             FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                                 FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                                 ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                            ------------------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.........        $1,103,186           $3,128,526      $639,431
Receivable for The Trusts shares sold......................                --                   --            --
Receivable for policy-related transactions.................            62,500               10,550        41,640
                                                                   ----------           ----------      --------
  Total assets.............................................         1,165,686            3,139,076       681,071
                                                                   ----------           ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased....................            62,424               10,450        41,620
Payable for policy-related transactions....................                --                   --            --
                                                                   ----------           ----------      --------
  Total liabilities........................................            62,424               10,450        41,620
                                                                   ----------           ----------      --------
NET ASSETS.................................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
NET ASSETS:
Accumulation Units.........................................         1,103,262            3,128,626       639,451
Retained by AXA Equitable in Separate Account No. 49.......                --                   --            --
                                                                   ----------           ----------      --------
TOTAL NET ASSETS...........................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
Investments in shares of The Trusts, at cost...............        $1,048,757           $2,761,887      $598,282
The Trusts shares held
 Class 2...................................................           143,085                   --            --
 Series II.................................................                --                   --       115,005
 Service Class 2...........................................                --                   --            --
 Service Shares............................................                --              221,567            --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2010


                                                              INVESCO V.I.   INVESCO V.I.
                                                              GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                              ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                             ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $5,701,695      $4,164,286      $134,447
Receivable for The Trusts shares sold.......................          --              --             5
Receivable for policy-related transactions..................      48,902           6,066            --
                                                              ----------      ----------      --------
  Total assets..............................................   5,750,597       4,170,352       134,452
                                                              ----------      ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................      48,902           6,066            --
Payable for policy-related transactions.....................          --              --             5
                                                              ----------      ----------      --------
  Total liabilities.........................................      48,902           6,066             5
                                                              ----------      ----------      --------
NET ASSETS..................................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
NET ASSETS:
Accumulation Units..........................................   5,701,689       4,164,246       134,416
Retained by AXA Equitable in Separate Account No. 49........           6              40            31
                                                              ----------      ----------      --------
TOTAL NET ASSETS............................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
Investments in shares of The Trusts, at cost................  $5,402,149      $3,827,414      $122,390
The Trusts shares held
 Common Shares..............................................          --              --            --
 Series II..................................................     428,377         146,888        16,954


                                                              INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                              MID CAP CORE     SMALL CAP       DIVIDEND
                                                               EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                             -------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $1,432,799      $950,376       $4,398,788
Receivable for The Trusts shares sold.......................           55            --               --
Receivable for policy-related transactions..................           --           292           27,037
                                                               ----------      --------       ----------
  Total assets..............................................    1,432,854       950,668        4,425,825
                                                               ----------      --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --           292           27,037
Payable for policy-related transactions.....................           55            --               --
                                                               ----------      --------       ----------
  Total liabilities.........................................           55           292           27,037
                                                               ----------      --------       ----------
NET ASSETS..................................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
NET ASSETS:
Accumulation Units..........................................    1,432,728       950,303        4,398,743
Retained by AXA Equitable in Separate Account No. 49........           71            73               45
                                                               ----------      --------       ----------
TOTAL NET ASSETS............................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
Investments in shares of The Trusts, at cost................   $1,314,731      $809,244       $3,887,208
The Trusts shares held
 Common Shares..............................................           --            --          641,279
 Series II..................................................      116,677        58,413               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                               IVY FUNDS VIP
                                                              IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                                  ENERGY         RESOURCES      HIGH INCOME
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $2,845,706      $5,016,184       $9,074,155
Receivable for The Trusts shares sold.......................            --              --               --
Receivable for policy-related transactions..................         8,486          39,830           93,272
                                                                ----------      ----------       ----------
  Total assets..............................................     2,854,192       5,056,014        9,167,427
                                                                ----------      ----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         8,444          39,830           93,272
Payable for policy-related transactions.....................            --              --               --
                                                                ----------      ----------       ----------
  Total liabilities.........................................         8,444          39,830           93,272
                                                                ----------      ----------       ----------
NET ASSETS..................................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
NET ASSETS:
Accumulation Units..........................................     2,845,748       5,015,197        9,066,129
Retained by AXA Equitable in Separate Account No. 49........            --             987            8,026
                                                                ----------      ----------       ----------
TOTAL NET ASSETS............................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
Investments in shares of The Trusts, at cost................    $2,376,909      $4,192,539       $8,676,817
The Trusts shares held
 Common Shares..............................................       445,010         745,491        2,599,449


                                                                               IVY FUNDS VIP   IVY FUNDS VIP
                                                               IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                              MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                             ---------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $4,427,374       $2,680,413      $3,748,119
Receivable for The Trusts shares sold.......................            --           18,416              --
Receivable for policy-related transactions..................        10,443               --          14,801
                                                                ----------       ----------      ----------
  Total assets..............................................     4,437,817        2,698,829       3,762,920
                                                                ----------       ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................        10,443               --          14,801
Payable for policy-related transactions.....................            --           18,350              --
                                                                ----------       ----------      ----------
  Total liabilities.........................................        10,443           18,350          14,801
                                                                ----------       ----------      ----------
NET ASSETS..................................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
NET ASSETS:
Accumulation Units..........................................     4,427,366        2,680,479       3,742,176
Retained by AXA Equitable in Separate Account No. 49........             8               --           5,943
                                                                ----------       ----------      ----------
TOTAL NET ASSETS............................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
Investments in shares of The Trusts, at cost................    $3,764,103       $2,454,362      $3,134,127
The Trusts shares held
 Common Shares..............................................       509,473          160,222         355,940

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          LAZARD RETIREMENT
                                                          EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                          EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $13,136,593          $5,424,591             $1,874,108
Receivable for The Trusts shares sold...................              --                  --                     --
Receivable for policy-related transactions..............          26,729              26,350                 20,993
                                                             -----------          ----------             ----------
  Total assets..........................................      13,163,322           5,450,941              1,895,101
                                                             -----------          ----------             ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          26,729              26,350                 20,920
Payable for policy-related transactions.................              --                  --                     --
                                                             -----------          ----------             ----------
  Total liabilities.....................................          26,729              26,350                 20,920
                                                             -----------          ----------             ----------
NET ASSETS..............................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
NET ASSETS:
Accumulation Units......................................      13,132,603           5,419,323              1,874,180
Retained by AXA Equitable in Separate Account No. 49....           3,990               5,268                      1
                                                             -----------          ----------             ----------
TOTAL NET ASSETS........................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
Investments in shares of The Trusts, at cost............     $11,992,164          $5,019,217             $1,681,832
The Trusts shares held
 Service Class..........................................              --             351,561                174,174
 Service Shares.........................................         563,077                  --                     --


                                                          MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                            TRUST SERIES         PORTFOLIO            SERIES
                                                         ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,249,006          $1,898,748         $1,648,420
Receivable for The Trusts shares sold...................             --                  --                 --
Receivable for policy-related transactions..............          1,960              21,560             47,249
                                                             ----------          ----------         ----------
  Total assets..........................................      1,250,966           1,920,308          1,695,669
                                                             ----------          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          1,960              21,488             47,193
Payable for policy-related transactions.................             --                  --                 --
                                                             ----------          ----------         ----------
  Total liabilities.....................................          1,960              21,488             47,193
                                                             ----------          ----------         ----------
NET ASSETS..............................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
NET ASSETS:
Accumulation Units......................................      1,248,861           1,898,820          1,648,476
Retained by AXA Equitable in Separate Account No. 49....            145                  --                 --
                                                             ----------          ----------         ----------
TOTAL NET ASSETS........................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
Investments in shares of The Trusts, at cost............     $1,139,137          $1,693,921         $1,496,597
The Trusts shares held
 Service Class..........................................         62,607             285,097             66,069
 Service Shares.........................................             --                  --                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      MULTIMANAGER
                                                                 MULTIMANAGER        MULTIMANAGER    INTERNATIONAL
                                                              AGGRESSIVE EQUITY*      CORE BOND*        EQUITY*
                                                             -------------------- ----------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $579,538,936      $1,150,821,789    $445,015,038
Receivable for The Trusts shares sold.......................               --                  --              --
Receivable for policy-related transactions..................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
  Total assets..............................................      580,659,854       1,151,333,408     445,035,346
                                                                 ------------      --------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        1,120,918             511,619          20,308
Payable for policy-related transactions.....................               --                  --              --
                                                                 ------------      --------------    ------------
  Total liabilities.........................................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
NET ASSETS..................................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
NET ASSETS:
Accumulation Units..........................................      579,329,964       1,150,810,316     445,001,076
Retained by AXA Equitable in Separate Account No. 49........          208,972              11,473          13,962
                                                                 ------------      --------------    ------------
TOTAL NET ASSETS............................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
Investments in shares of The Trusts, at cost................     $538,187,401      $1,134,013,195    $517,958,937
The Trusts shares held
 Class B....................................................       21,597,167         109,608,725      40,395,672


                                                              MULTIMANAGER
                                                                LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                              CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                             -------------- ------------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $145,357,536     $390,156,882      $351,914,289
Receivable for The Trusts shares sold.......................            --           33,503           271,678
Receivable for policy-related transactions..................       109,338               --                --
                                                              ------------     ------------      ------------
  Total assets..............................................   145,466,874      390,190,385       352,185,967
                                                              ------------     ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       109,338               --                --
Payable for policy-related transactions.....................            --           31,789           267,191
                                                              ------------     ------------      ------------
  Total liabilities.........................................       109,338           31,789           267,191
                                                              ------------     ------------      ------------
NET ASSETS..................................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
NET ASSETS:
Accumulation Units..........................................   145,347,478      390,158,596       351,918,776
Retained by AXA Equitable in Separate Account No. 49........        10,058               --                --
                                                              ------------     ------------      ------------
TOTAL NET ASSETS............................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
Investments in shares of The Trusts, at cost................  $138,297,411     $423,527,349      $316,210,355
The Trusts shares held
 Class B....................................................    14,290,598       39,879,496        39,152,379

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                              MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                             ---------------- -------------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $412,468,795       $619,464,381         $238,116,044
Receivable for The Trusts shares sold.......................             --                 --                   --
Receivable for policy-related transactions..................        643,073             49,941              141,156
                                                               ------------       ------------         ------------
  Total assets..............................................    413,111,868        619,514,322          238,257,200
                                                               ------------       ------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        643,073             48,637              141,156
Payable for policy-related transactions.....................             --                 --                   --
                                                               ------------       ------------         ------------
  Total liabilities.........................................        643,073             48,637              141,156
                                                               ------------       ------------         ------------
NET ASSETS..................................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
NET ASSETS:
Accumulation Units..........................................    412,452,272        619,465,685          238,080,563
Retained by AXA Equitable in Separate Account No. 49........         16,523                 --               35,481
                                                               ------------       ------------         ------------
TOTAL NET ASSETS............................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
Investments in shares of The Trusts, at cost................   $351,763,994       $730,365,507         $203,187,266
The Trusts shares held
 Class A....................................................             --                 --                   --
 Class B....................................................     41,784,417        160,229,431           26,973,896
 Class 2....................................................             --                 --                   --


                                                                MULTIMANAGER     MULTIMANAGER    MUTUAL SHARES
                                                              SMALL CAP VALUE*    TECHNOLOGY*   SECURITIES FUND
                                                             ------------------ -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $463,522,136     $410,615,670     $1,561,872
Receivable for The Trusts shares sold.......................         116,238               --             --
Receivable for policy-related transactions..................              --          160,557          9,189
                                                                ------------     ------------     ----------
  Total assets..............................................     463,638,374      410,776,227      1,571,061
                                                                ------------     ------------     ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --          160,557          9,126
Payable for policy-related transactions.....................         112,828               --             --
                                                                ------------     ------------     ----------
  Total liabilities.........................................         112,828          160,557          9,126
                                                                ------------     ------------     ----------
NET ASSETS..................................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
NET ASSETS:
Accumulation Units..........................................     463,525,546      410,546,762      1,561,935
Retained by AXA Equitable in Separate Account No. 49........              --           68,908             --
                                                                ------------     ------------     ----------
TOTAL NET ASSETS............................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
Investments in shares of The Trusts, at cost................    $519,020,153     $332,920,626     $1,483,822
The Trusts shares held
 Class A....................................................               8               --             --
 Class B....................................................      42,939,729       32,057,334             --
 Class 2....................................................              --               --         97,923

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  PIMCO VARIABLE        PIMCO VARIABLE      PIMCO VARIABLE
                                                                  INSURANCE TRUST       INSURANCE TRUST    INSURANCE TRUST
                                                              COMMODITYREALRETURN(R)   EMERGING MARKETS      REAL RETURN
                                                                STRATEGY PORTFOLIO      BOND PORTFOLIO        PORTFOLIO
                                                             ------------------------ ------------------  -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $4,086,295            $5,237,956         $ 9,981,889
Receivable for The Trusts shares sold.......................                --                    --                  --
Receivable for policy-related transactions..................            10,326                13,978              76,695
                                                                    ----------            ----------         -----------
  Total assets..............................................         4,096,621             5,251,934          10,058,584
                                                                    ----------            ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            10,326                13,978              76,686
Payable for policy-related transactions.....................                --                    --                  --
                                                                    ----------            ----------         -----------
  Total liabilities.........................................            10,326                13,978              76,686
                                                                    ----------            ----------         -----------
NET ASSETS..................................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
NET ASSETS:
Accumulation Units..........................................         4,086,258             5,237,882           9,981,898
Retained by AXA Equitable in Separate Account No. 49........                37                    74                  --
                                                                    ----------            ----------         -----------
TOTAL NET ASSETS............................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
Investments in shares of The Trusts, at cost................        $3,735,793            $5,250,695         $10,032,421
The Trusts shares held
 Advisor Class..............................................           451,026               386,851             759,657
 Common Shares..............................................                --                    --                  --


                                                             PIMCO VARIABLE
                                                             INSURANCE TRUST
                                                              TOTAL RETURN    PROFUND VP    PROFUND VP
                                                                PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                            ---------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $24,095,593     $431,501      $742,055
Receivable for The Trusts shares sold.......................            --           18            --
Receivable for policy-related transactions..................       114,118           --        12,960
                                                               -----------     --------      --------
  Total assets..............................................    24,209,711      431,519       755,015
                                                               -----------     --------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................       114,118           --        12,920
Payable for policy-related transactions.....................            --           18            --
                                                               -----------     --------      --------
  Total liabilities.........................................       114,118           18        12,920
                                                               -----------     --------      --------
NET ASSETS..................................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
NET ASSETS:
Accumulation Units..........................................    24,094,663      423,851       742,095
Retained by AXA Equitable in Separate Account No. 49........           930        7,650            --
                                                               -----------     --------      --------
TOTAL NET ASSETS............................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
Investments in shares of The Trusts, at cost................   $24,762,266     $493,611      $714,284
The Trusts shares held
 Advisor Class..............................................     2,174,693
 Common Shares..............................................            --       21,183        32,447

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               T. ROWE PRICE         TEMPLETON
                                                              HEALTH SCIENCES   DEVELOPING MARKETS
                                                                 PORTFOLIO        SECURITIES FUND
                                                             ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $1,827,153         $3,346,197
Receivable for The Trusts shares sold.......................             --                 --
Receivable for policy-related transactions..................         14,123             80,891
                                                                 ----------         ----------
  Total assets..............................................      1,841,276          3,427,088
                                                                 ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         14,123             80,891
Payable for policy-related transactions.....................             --                 --
                                                                 ----------         ----------
  Total liabilities.........................................         14,123             80,891
                                                                 ----------         ----------
NET ASSETS..................................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
NET ASSETS:
Accumulation Units..........................................      1,827,122          3,345,227
Retained by AXA Equitable in Separate Account No. 49........             31                970
                                                                 ----------         ----------
TOTAL NET ASSETS............................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
Investments in shares of The Trusts, at cost................     $1,654,156         $2,982,588
The Trusts shares held
 Class A....................................................             --                 --
 Class B....................................................             --                 --
 Class 2....................................................                           296,124
 Class II...................................................        125,664                 --


                                                              TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                               SECURITIES FUND    BOND SECURITIES FUND
                                                             ------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $2,837,675          $16,923,116
Receivable for The Trusts shares sold.......................              --                   --
Receivable for policy-related transactions..................           5,583               71,215
                                                                  ----------          -----------
  Total assets..............................................       2,843,258           16,994,331
                                                                  ----------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           5,583               71,215
Payable for policy-related transactions.....................              --                   --
                                                                  ----------          -----------
  Total liabilities.........................................           5,583               71,215
                                                                  ----------          -----------
NET ASSETS..................................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
NET ASSETS:
Accumulation Units..........................................       2,837,615           16,914,085
Retained by AXA Equitable in Separate Account No. 49........              60                9,031
                                                                  ----------          -----------
TOTAL NET ASSETS............................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
Investments in shares of The Trusts, at cost................      $2,572,777          $16,342,311
The Trusts shares held
 Class A....................................................              --                   --
 Class B....................................................              --                   --
 Class 2....................................................         198,578              868,297
 Class II...................................................              --                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     VAN ECK VIP
                                                                TEMPLETON GROWTH     GLOBAL HARD
                                                                 SECURITIES FUND     ASSETS FUND
                                                               ------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $619,402         $7,684,567
Receivable for The Trusts shares sold.......................              --                 --
Receivable for policy-related transactions..................           2,090             40,651
                                                                    --------         ----------
  Total assets..............................................         621,492          7,725,218
                                                                    --------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           2,064             40,559
Payable for policy-related transactions.....................              --                 --
                                                                    --------         ----------
  Total liabilities.........................................           2,064             40,559
                                                                    --------         ----------
NET ASSETS..................................................        $619,428         $7,684,659
                                                                    ========         ==========
NET ASSETS:
Accumulation Units..........................................         619,428          7,684,659
Retained by AXA Equitable in Separate Account No. 49........              --                 --
                                                                    --------         ----------
TOTAL NET ASSETS............................................        $619,428         $7,684,659
                                                                    ========         ==========
Investments in shares of The Trusts, at cost................        $573,054         $6,362,577
The Trusts shares held
 Class 2....................................................          56,258                 --
 Class S Shares.............................................              --            207,972

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                                                     UNITS
                                                                    CONTRACT                                      OUTSTANDING
                                                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                   ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION............................................       1.30%           A            $ 11.58             92
ALL ASSET ALLOCATION............................................       1.55%           A            $ 11.55             23
ALL ASSET ALLOCATION............................................       1.65%           A            $ 11.53             33
ALL ASSET ALLOCATION............................................       1.70%           A            $ 11.53              2

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.30%           B            $ 11.00             89
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.55%           B            $ 10.97              1
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.65%           B            $ 10.96             92
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.70%           B            $ 10.95              2

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.30%           B            $ 11.25             94
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.55%           B            $ 11.22             15
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.65%           B            $ 11.21             32
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.70%           B            $ 11.20              3

AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.30%        Class II        $ 11.05             14
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.55%        Class II        $ 11.02              5
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.65%        Class II        $ 11.01             15
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.70%        Class II        $ 11.00              1

AMERICAN CENTURY VP MID CAP VALUE...............................       1.30%        Class II        $ 12.34            104
AMERICAN CENTURY VP MID CAP VALUE...............................       1.55%        Class II        $ 12.30             24
AMERICAN CENTURY VP MID CAP VALUE...............................       1.65%        Class II        $ 12.29             80
AMERICAN CENTURY VP MID CAP VALUE...............................       1.70%        Class II        $ 12.28              8

AXA AGGRESSIVE ALLOCATION.......................................       1.30%           A            $ 11.45            499
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           A            $ 11.42            114
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           A            $ 11.40             61
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           A            $ 11.40             12
AXA AGGRESSIVE ALLOCATION.......................................       0.50%           B            $ 12.29             --
AXA AGGRESSIVE ALLOCATION.......................................       0.95%           B            $ 11.91             --
AXA AGGRESSIVE ALLOCATION.......................................       1.15%           B            $ 11.75            738
AXA AGGRESSIVE ALLOCATION.......................................       1.20%           B            $ 11.71          3,530
AXA AGGRESSIVE ALLOCATION.......................................       1.25%           B            $ 12.94         20,691
AXA AGGRESSIVE ALLOCATION.......................................       1.30%           B            $ 12.27         56,888
AXA AGGRESSIVE ALLOCATION.......................................       1.35%           B            $ 11.58          1,466
AXA AGGRESSIVE ALLOCATION.......................................       1.40%           B            $ 11.54          4,366
AXA AGGRESSIVE ALLOCATION.......................................       1.50%           B            $ 12.70         21,121
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           B            $ 11.42         44,516
AXA AGGRESSIVE ALLOCATION.......................................       1.60%           B            $ 11.38          2,270
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           B            $ 12.56         86,614
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           B            $ 12.51          7,808
AXA AGGRESSIVE ALLOCATION.......................................       1.80%           B            $ 11.22              3
AXA AGGRESSIVE ALLOCATION.......................................       1.90%           B            $ 11.15             48

AXA BALANCED STRATEGY...........................................       1.30%           B            $ 10.96          8,343
AXA BALANCED STRATEGY...........................................       1.30%           B            $ 12.24         17,844
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 10.93          2,602
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 12.19          5,024
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 10.92          4,076
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 12.17          4,678
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 10.91            412
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 12.16            256

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............       0.50%           B            $ 12.16             --
AXA CONSERVATIVE ALLOCATION.............       0.95%           B            $ 11.79             --
AXA CONSERVATIVE ALLOCATION.............       1.15%           B            $ 11.63            486
AXA CONSERVATIVE ALLOCATION.............       1.20%           B            $ 11.59          4,403
AXA CONSERVATIVE ALLOCATION.............       1.25%           B            $ 12.11         13,360
AXA CONSERVATIVE ALLOCATION.............       1.30%           B            $ 12.06         27,081
AXA CONSERVATIVE ALLOCATION.............       1.35%           B            $ 11.47          2,720
AXA CONSERVATIVE ALLOCATION.............       1.40%           B            $ 11.43          8,345
AXA CONSERVATIVE ALLOCATION.............       1.50%           B            $ 11.89         20,382
AXA CONSERVATIVE ALLOCATION.............       1.55%           B            $ 11.31         25,752
AXA CONSERVATIVE ALLOCATION.............       1.60%           B            $ 11.27          3,607
AXA CONSERVATIVE ALLOCATION.............       1.65%           B            $ 11.75         54,990
AXA CONSERVATIVE ALLOCATION.............       1.70%           B            $ 11.71          6,707
AXA CONSERVATIVE ALLOCATION.............       1.80%           B            $ 11.11             11
AXA CONSERVATIVE ALLOCATION.............       1.90%           B            $ 11.03              5

AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 10.84          5,312
AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 12.01          8,028
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 10.80          2,069
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 11.96          3,348
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 10.79          2,311
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 11.94          3,039
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 10.79            250
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 11.93            286

AXA CONSERVATIVE-PLUS ALLOCATION........       0.50%           B            $ 12.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........       0.95%           B            $ 11.73             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.15%           B            $ 11.57            446
AXA CONSERVATIVE-PLUS ALLOCATION........       1.20%           B            $ 11.53          3,479
AXA CONSERVATIVE-PLUS ALLOCATION........       1.25%           B            $ 12.25         15,195
AXA CONSERVATIVE-PLUS ALLOCATION........       1.30%           B            $ 12.20         27,334
AXA CONSERVATIVE-PLUS ALLOCATION........       1.35%           B            $ 11.41          1,201
AXA CONSERVATIVE-PLUS ALLOCATION........       1.40%           B            $ 11.37          5,336
AXA CONSERVATIVE-PLUS ALLOCATION........       1.50%           B            $ 12.02         21,233
AXA CONSERVATIVE-PLUS ALLOCATION........       1.55%           B            $ 11.25         20,999
AXA CONSERVATIVE-PLUS ALLOCATION........       1.60%           B            $ 11.21          3,058
AXA CONSERVATIVE-PLUS ALLOCATION........       1.65%           B            $ 11.89         46,836
AXA CONSERVATIVE-PLUS ALLOCATION........       1.70%           B            $ 11.85          4,498
AXA CONSERVATIVE-PLUS ALLOCATION........       1.80%           B            $ 11.06             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.90%           B            $ 10.98             22

AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 10.57          2,755
AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 11.28          5,075
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 10.54          1,111
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 11.23          1,855
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 10.53          1,484
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 11.21          2,134
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 10.52            372
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 11.20            357

AXA GROWTH STRATEGY.....................       1.30%           B            $ 11.20          1,053
AXA GROWTH STRATEGY.....................       1.30%           B            $ 12.97         22,971
AXA GROWTH STRATEGY.....................       1.55%           B            $ 11.17            546

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                         UNITS
                                        CONTRACT                                      OUTSTANDING
                                        CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                       ----------   ---------------   ------------   ------------
AXA GROWTH STRATEGY.................       1.55%           B            $ 12.91           8,601
AXA GROWTH STRATEGY.................       1.65%           B            $ 11.16             445
AXA GROWTH STRATEGY.................       1.65%           B            $ 12.89          10,299
AXA GROWTH STRATEGY.................       1.70%           B            $ 11.15              40
AXA GROWTH STRATEGY.................       1.70%           B            $ 12.88             529

AXA MODERATE ALLOCATION.............       1.30%           A            $ 10.98             759
AXA MODERATE ALLOCATION.............       1.55%           A            $ 10.95             237
AXA MODERATE ALLOCATION.............       1.65%           A            $ 10.94             268
AXA MODERATE ALLOCATION.............       1.70%           A            $ 10.93              41
AXA MODERATE ALLOCATION.............       0.50%           B            $ 60.28              --
AXA MODERATE ALLOCATION.............       0.95%           B            $ 53.83              27
AXA MODERATE ALLOCATION.............       1.15%           B            $ 51.18             418
AXA MODERATE ALLOCATION.............       1.20%           B            $ 50.54           3,855
AXA MODERATE ALLOCATION.............       1.25%           B            $ 12.50          62,771
AXA MODERATE ALLOCATION.............       1.30%           B            $ 12.39         126,015
AXA MODERATE ALLOCATION.............       1.35%           B            $ 48.66           1,183
AXA MODERATE ALLOCATION.............       1.40%           B            $ 48.05           6,683
AXA MODERATE ALLOCATION.............       1.50%           B            $ 12.27          81,234
AXA MODERATE ALLOCATION.............       1.55%           B            $ 46.26          22,543
AXA MODERATE ALLOCATION.............       1.60%           B            $ 45.68           2,933
AXA MODERATE ALLOCATION.............       1.65%           B            $ 12.14         182,689
AXA MODERATE ALLOCATION.............       1.70%           B            $ 44.54           4,434
AXA MODERATE ALLOCATION.............       1.80%           B            $ 43.42              37
AXA MODERATE ALLOCATION.............       1.90%           B            $ 42.33               3

AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 11.08          30,229
AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 12.83          29,673
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 11.05          10,414
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 12.78          11,497
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 11.04          13,852
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 12.76           9,421
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 11.03             792
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 12.75             754

AXA MODERATE-PLUS ALLOCATION........       1.30%           A            $ 11.22             981
AXA MODERATE-PLUS ALLOCATION........       1.55%           A            $ 11.19             179
AXA MODERATE-PLUS ALLOCATION........       1.65%           A            $ 11.17             160
AXA MODERATE-PLUS ALLOCATION........       1.70%           A            $ 11.17              81
AXA MODERATE-PLUS ALLOCATION........       0.50%           B            $ 12.54              --
AXA MODERATE-PLUS ALLOCATION........       0.95%           B            $ 12.15               1
AXA MODERATE-PLUS ALLOCATION........       1.15%           B            $ 11.99           2,131
AXA MODERATE-PLUS ALLOCATION........       1.20%           B            $ 11.94          11,126
AXA MODERATE-PLUS ALLOCATION........       1.25%           B            $ 13.17          87,112
AXA MODERATE-PLUS ALLOCATION........       1.30%           B            $ 13.12         169,708
AXA MODERATE-PLUS ALLOCATION........       1.35%           B            $ 11.82           4,151
AXA MODERATE-PLUS ALLOCATION........       1.40%           B            $ 11.78          18,400
AXA MODERATE-PLUS ALLOCATION........       1.50%           B            $ 12.93          94,211
AXA MODERATE-PLUS ALLOCATION........       1.55%           B            $ 11.66         139,811
AXA MODERATE-PLUS ALLOCATION........       1.60%           B            $ 11.62           7,603
AXA MODERATE-PLUS ALLOCATION........       1.65%           B            $ 12.79         306,839
AXA MODERATE-PLUS ALLOCATION........       1.70%           B            $ 12.74          24,916

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE-PLUS ALLOCATION.................       1.80%           B            $ 11.45             57
AXA MODERATE-PLUS ALLOCATION.................       1.90%           B            $ 11.37              1

AXA TACTICAL MANAGER 2000....................       1.30%           B            $ 13.09            969
AXA TACTICAL MANAGER 2000....................       1.55%           B            $ 13.05            394
AXA TACTICAL MANAGER 2000....................       1.65%           B            $ 13.04            516
AXA TACTICAL MANAGER 2000....................       1.70%           B            $ 13.03             26

AXA TACTICAL MANAGER 400.....................       1.30%           B            $ 12.68            892
AXA TACTICAL MANAGER 400.....................       1.55%           B            $ 12.64            369
AXA TACTICAL MANAGER 400.....................       1.65%           B            $ 12.63            497
AXA TACTICAL MANAGER 400.....................       1.70%           B            $ 12.62             17

AXA TACTICAL MANAGER 500.....................       1.30%           B            $ 11.34          2,190
AXA TACTICAL MANAGER 500.....................       1.55%           B            $ 11.30            982
AXA TACTICAL MANAGER 500.....................       1.65%           B            $ 11.29          1,310
AXA TACTICAL MANAGER 500.....................       1.70%           B            $ 11.29             60

AXA TACTICAL MANAGER INTERNATIONAL...........       1.30%           B            $ 10.33          2,034
AXA TACTICAL MANAGER INTERNATIONAL...........       1.55%           B            $ 10.30            892
AXA TACTICAL MANAGER INTERNATIONAL...........       1.65%           B            $ 10.29          1,150
AXA TACTICAL MANAGER INTERNATIONAL...........       1.70%           B            $ 10.28             57

BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.30%       Class III        $ 10.98            983
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.55%       Class III        $ 10.95            181
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.65%       Class III        $ 10.93            526
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.70%       Class III        $ 10.93            141

BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.30%       Class III        $ 11.67            101
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.55%       Class III        $ 11.63             26
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.65%       Class III        $ 11.62             29
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.70%       Class III        $ 11.61              2

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           A            $ 10.41             64
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           A            $ 10.38             18
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           A            $ 10.37             16
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           A            $ 10.36              4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.50%           B            $ 14.70             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.95%           B            $ 13.69              1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.20%           B            $ 13.16          3,362
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.25%           B            $ 12.71          6,646
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           B            $ 12.61          7,476
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.35%           B            $ 12.84          1,145
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.40%           B            $ 12.74          5,175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.50%           B            $ 12.48          8,676
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           B            $ 12.44          6,247
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.60%           B            $ 12.34          1,918
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           B            $ 12.34         10,663
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           B            $ 12.15          1,511
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.80%           B            $ 11.95             31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.90%           B            $ 11.76              4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           A            $ 14.14             77
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           A            $ 14.10             40
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           A            $ 14.09             38

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           A            $ 14.08             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.50%           B            $ 22.59             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.95%           B            $ 21.23             12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.20%           B            $ 20.51          1,894
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.25%           B            $ 15.95          3,010
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           B            $ 15.84          3,127
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.35%           B            $ 20.09          1,663
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.40%           B            $ 19.95          3,115
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.50%           B            $ 15.66          4,698
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           B            $ 19.54          2,770
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.60%           B            $ 19.41          1,416
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           B            $ 15.48          4,251
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           B            $ 19.14            455
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.80%           B            $ 18.87              6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.90%           B            $ 18.61              2

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           A            $ 13.00             48
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           A            $ 12.96             16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           A            $ 12.95             32
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           A            $ 12.94             13
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.50%           B            $ 10.31             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.95%           B            $ 10.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.20%           B            $ 10.00            323
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.25%           B            $  9.98            729
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           B            $  9.96          3,834
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.35%           B            $  9.94             88
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.40%           B            $  9.91            406
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.50%           B            $  9.87            757
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           B            $  9.85          2,403
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.60%           B            $  9.83            137
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           B            $  9.81          4,425
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           B            $  9.79            382
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.80%           B            $  9.74             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.90%           B            $  9.70              1

EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           A            $ 11.51            656
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           A            $ 11.48            135
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           A            $ 11.47            260
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           A            $ 11.46             19
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.50%           B            $ 24.18             --
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.95%           B            $ 22.73              3
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.20%           B            $ 21.96          3,324
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.25%           B            $ 12.94          7,572
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           B            $ 12.85          8,518
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.35%           B            $ 21.50          1,428
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.40%           B            $ 21.36          5,055
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.50%           B            $ 12.70         10,187
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           B            $ 20.92          5,037
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.60%           B            $ 20.77          1,898
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           B            $ 12.56         10,750
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           B            $ 20.49            954

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.80%           B            $ 20.20             17
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.90%           B            $ 19.92              3

EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           A            $ 10.41            154
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           A            $ 10.39             45
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           A            $ 10.37             57
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           A            $ 10.37             35
EQ/BLACKROCK INTERNATIONAL VALUE........       0.50%           B            $ 21.16             --
EQ/BLACKROCK INTERNATIONAL VALUE........       0.95%           B            $ 19.89             11
EQ/BLACKROCK INTERNATIONAL VALUE........       1.20%           B            $ 19.21          2,817
EQ/BLACKROCK INTERNATIONAL VALUE........       1.25%           B            $ 14.96          5,498
EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           B            $ 14.85          4,897
EQ/BLACKROCK INTERNATIONAL VALUE........       1.35%           B            $ 18.82          3,272
EQ/BLACKROCK INTERNATIONAL VALUE........       1.40%           B            $ 18.69          3,595
EQ/BLACKROCK INTERNATIONAL VALUE........       1.50%           B            $ 14.68          7,573
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           B            $ 18.30          5,532
EQ/BLACKROCK INTERNATIONAL VALUE........       1.60%           B            $ 18.18          1,956
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           B            $ 14.52          9,253
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           B            $ 17.93            914
EQ/BLACKROCK INTERNATIONAL VALUE........       1.80%           B            $ 17.68             36
EQ/BLACKROCK INTERNATIONAL VALUE........       1.90%           B            $ 17.44              6

EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           A            $ 11.62             58
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           A            $ 11.59             12
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           A            $ 11.57              5
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           A            $ 11.57              2
EQ/BOSTON ADVISORS EQUITY INCOME........       0.50%           B            $  6.45             --
EQ/BOSTON ADVISORS EQUITY INCOME........       0.95%           B            $  6.11             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.20%           B            $  5.92          1,394
EQ/BOSTON ADVISORS EQUITY INCOME........       1.25%           B            $  5.89          4,784
EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           B            $  2.38         13,840
EQ/BOSTON ADVISORS EQUITY INCOME........       1.35%           B            $  5.82            325
EQ/BOSTON ADVISORS EQUITY INCOME........       1.40%           B            $  5.78          2,064
EQ/BOSTON ADVISORS EQUITY INCOME........       1.50%           B            $  5.71          8,126
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           B            $  5.68          6,127
EQ/BOSTON ADVISORS EQUITY INCOME........       1.60%           B            $  5.64            519
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           B            $  5.61          7,596
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           B            $  5.57            806
EQ/BOSTON ADVISORS EQUITY INCOME........       1.80%           B            $  5.50             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.90%           B            $  5.44             24

EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.50%           B            $  8.54             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.95%           B            $  8.11             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.20%           B            $  7.88            388
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.25%           B            $ 10.31            714
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.30%           B            $ 10.25            731
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.35%           B            $  7.74             91
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.40%           B            $  7.70            585
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.50%           B            $ 10.12            751
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.55%           B            $  7.57            620
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.60%           B            $  7.52            169
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.65%           B            $ 10.01            922
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.70%           B            $  7.44            129

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.80%           B           $   7.35              1
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.90%           B           $   7.27             --

EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           A           $  11.63             28
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           A           $  11.60              3
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           A           $  11.59             29
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           A           $  11.58             15
EQ/CAPITAL GUARDIAN GROWTH.............       0.50%           B           $  13.23             --
EQ/CAPITAL GUARDIAN GROWTH.............       0.95%           B           $  12.43              2
EQ/CAPITAL GUARDIAN GROWTH.............       1.20%           B           $  12.01          1,381
EQ/CAPITAL GUARDIAN GROWTH.............       1.25%           B           $  10.77          3,147
EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           B           $  10.69          3,822
EQ/CAPITAL GUARDIAN GROWTH.............       1.35%           B           $  11.76          3,348
EQ/CAPITAL GUARDIAN GROWTH.............       1.40%           B           $  11.68          1,673
EQ/CAPITAL GUARDIAN GROWTH.............       1.50%           B           $  10.57          2,436
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           B           $  11.44          2,778
EQ/CAPITAL GUARDIAN GROWTH.............       1.60%           B           $  11.36          1,342
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           B           $  10.45          9,619
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           B           $  11.21          1,267
EQ/CAPITAL GUARDIAN GROWTH.............       1.80%           B           $  11.05              9
EQ/CAPITAL GUARDIAN GROWTH.............       1.90%           B           $  10.90              7

EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           A           $  11.94             19
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           A           $  11.90              3
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           A           $  11.89             28
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           A           $  11.88             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.50%           B           $  12.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.95%           B           $  12.12             50
EQ/CAPITAL GUARDIAN RESEARCH...........       1.20%           B           $  11.77          9,703
EQ/CAPITAL GUARDIAN RESEARCH...........       1.25%           B           $  12.09          9,210
EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           B           $  12.02          3,105
EQ/CAPITAL GUARDIAN RESEARCH...........       1.35%           B           $  11.56          7,037
EQ/CAPITAL GUARDIAN RESEARCH...........       1.40%           B           $  11.49         10,701
EQ/CAPITAL GUARDIAN RESEARCH...........       1.50%           B           $  11.87          7,603
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           B           $  11.29          5,007
EQ/CAPITAL GUARDIAN RESEARCH...........       1.60%           B           $  11.22          9,874
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           B           $  11.74         13,284
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           B           $  11.09          2,012
EQ/CAPITAL GUARDIAN RESEARCH...........       1.80%           B           $  10.96             69
EQ/CAPITAL GUARDIAN RESEARCH...........       1.90%           B           $  10.83             11

EQ/COMMON STOCK INDEX..................       1.30%           A           $  11.84             60
EQ/COMMON STOCK INDEX..................       1.55%           A           $  11.80             26
EQ/COMMON STOCK INDEX..................       1.65%           A           $  11.79              7
EQ/COMMON STOCK INDEX..................       1.70%           A           $  11.78             --
EQ/COMMON STOCK INDEX..................       0.50%           B           $ 295.18             --
EQ/COMMON STOCK INDEX..................       0.95%           B           $ 251.98              1
EQ/COMMON STOCK INDEX..................       1.20%           B           $ 230.69            264
EQ/COMMON STOCK INDEX..................       1.25%           B           $  11.41          8,347
EQ/COMMON STOCK INDEX..................       1.30%           B           $  11.20          6,298
EQ/COMMON STOCK INDEX..................       1.35%           B           $ 218.78            428
EQ/COMMON STOCK INDEX..................       1.40%           B           $ 214.93            419
EQ/COMMON STOCK INDEX..................       1.50%           B           $  11.20         14,130

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX............       1.55%           B            $ 203.81           467
EQ/COMMON STOCK INDEX............       1.60%           B            $ 200.24           228
EQ/COMMON STOCK INDEX............       1.65%           B            $  11.08         7,497
EQ/COMMON STOCK INDEX............       1.70%           B            $ 193.27            55
EQ/COMMON STOCK INDEX............       1.80%           B            $ 186.51             1
EQ/COMMON STOCK INDEX............       1.90%           B            $ 180.00             1

EQ/CORE BOND INDEX...............       0.50%           B            $  15.47            --
EQ/CORE BOND INDEX...............       0.65%           B            $   9.84            --
EQ/CORE BOND INDEX...............       0.95%           B            $  14.59            12
EQ/CORE BOND INDEX...............       1.20%           B            $  14.12         6,327
EQ/CORE BOND INDEX...............       1.25%           B            $   9.82            13
EQ/CORE BOND INDEX...............       1.25%           B            $  10.56        10,953
EQ/CORE BOND INDEX...............       1.30%           B            $  10.35         4,192
EQ/CORE BOND INDEX...............       1.30%           B            $  10.49        10,201
EQ/CORE BOND INDEX...............       1.35%           B            $  13.84         3,265
EQ/CORE BOND INDEX...............       1.40%           B            $  13.75         9,351
EQ/CORE BOND INDEX...............       1.50%           B            $  10.36        13,695
EQ/CORE BOND INDEX...............       1.55%           B            $  10.32         1,871
EQ/CORE BOND INDEX...............       1.55%           B            $  13.48         9,069
EQ/CORE BOND INDEX...............       1.60%           B            $  13.39         6,087
EQ/CORE BOND INDEX...............       1.65%           B            $  10.25        15,758
EQ/CORE BOND INDEX...............       1.65%           B            $  10.31         2,453
EQ/CORE BOND INDEX...............       1.70%           B            $  10.30           143
EQ/CORE BOND INDEX...............       1.70%           B            $  13.22         1,424
EQ/CORE BOND INDEX...............       1.80%           B            $  13.04            96
EQ/CORE BOND INDEX...............       1.90%           B            $  12.87            13

EQ/DAVIS NEW YORK VENTURE........       1.30%           A            $  11.37           191
EQ/DAVIS NEW YORK VENTURE........       1.55%           A            $  11.33            34
EQ/DAVIS NEW YORK VENTURE........       1.65%           A            $  11.32           116
EQ/DAVIS NEW YORK VENTURE........       1.70%           A            $  11.31             7
EQ/DAVIS NEW YORK VENTURE........       0.50%           B            $   9.97            --
EQ/DAVIS NEW YORK VENTURE........       0.95%           B            $   9.78            --
EQ/DAVIS NEW YORK VENTURE........       1.20%           B            $   9.67         1,155
EQ/DAVIS NEW YORK VENTURE........       1.25%           B            $   9.65         2,746
EQ/DAVIS NEW YORK VENTURE........       1.30%           B            $   9.63         8,228
EQ/DAVIS NEW YORK VENTURE........       1.35%           B            $   9.61           367
EQ/DAVIS NEW YORK VENTURE........       1.40%           B            $   9.59         1,621
EQ/DAVIS NEW YORK VENTURE........       1.50%           B            $   9.54         3,272
EQ/DAVIS NEW YORK VENTURE........       1.55%           B            $   9.52         5,553
EQ/DAVIS NEW YORK VENTURE........       1.60%           B            $   9.50           787
EQ/DAVIS NEW YORK VENTURE........       1.65%           B            $   9.48        12,024
EQ/DAVIS NEW YORK VENTURE........       1.70%           B            $   9.46         1,664
EQ/DAVIS NEW YORK VENTURE........       1.80%           B            $   9.42            --
EQ/DAVIS NEW YORK VENTURE........       1.90%           B            $   9.38             3

EQ/EQUITY 500 INDEX..............       1.30%           A            $  11.61           236
EQ/EQUITY 500 INDEX..............       1.55%           A            $  11.58            55
EQ/EQUITY 500 INDEX..............       1.65%           A            $  11.57           151
EQ/EQUITY 500 INDEX..............       1.70%           A            $  11.56            59
EQ/EQUITY 500 INDEX..............       0.50%           B            $  31.06            --
EQ/EQUITY 500 INDEX..............       0.65%           B            $  11.04            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................       0.95%           B            $ 28.78              4
EQ/EQUITY 500 INDEX.....................       1.20%           B            $ 27.58          4,445
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 11.02              5
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 12.38          9,596
EQ/EQUITY 500 INDEX.....................       1.30%           B            $ 12.27          9,058
EQ/EQUITY 500 INDEX.....................       1.35%           B            $ 26.88          2,893
EQ/EQUITY 500 INDEX.....................       1.40%           B            $ 26.65          6,702
EQ/EQUITY 500 INDEX.....................       1.50%           B            $ 12.15         13,401
EQ/EQUITY 500 INDEX.....................       1.55%           B            $ 25.98          5,014
EQ/EQUITY 500 INDEX.....................       1.60%           B            $ 25.76          4,010
EQ/EQUITY 500 INDEX.....................       1.65%           B            $ 12.01         17,472
EQ/EQUITY 500 INDEX.....................       1.70%           B            $ 25.32          1,278
EQ/EQUITY 500 INDEX.....................       1.80%           B            $ 24.89             90
EQ/EQUITY 500 INDEX.....................       1.90%           B            $ 24.47              7

EQ/EQUITY GROWTH PLUS...................       0.50%           B            $ 16.92             --
EQ/EQUITY GROWTH PLUS...................       0.95%           B            $ 16.21              6
EQ/EQUITY GROWTH PLUS...................       1.20%           B            $ 15.84          6,973
EQ/EQUITY GROWTH PLUS...................       1.25%           B            $ 13.01         12,490
EQ/EQUITY GROWTH PLUS...................       1.30%           B            $ 12.94         10,227
EQ/EQUITY GROWTH PLUS...................       1.35%           B            $ 15.61            952
EQ/EQUITY GROWTH PLUS...................       1.40%           B            $ 15.54         10,551
EQ/EQUITY GROWTH PLUS...................       1.50%           B            $ 12.77         16,373
EQ/EQUITY GROWTH PLUS...................       1.55%           B            $ 15.32          7,854
EQ/EQUITY GROWTH PLUS...................       1.60%           B            $ 15.25          4,248
EQ/EQUITY GROWTH PLUS...................       1.65%           B            $ 12.63         21,844
EQ/EQUITY GROWTH PLUS...................       1.70%           B            $ 15.10          2,210
EQ/EQUITY GROWTH PLUS...................       1.80%           B            $ 14.96             37
EQ/EQUITY GROWTH PLUS...................       1.90%           B            $ 14.82              3

EQ/FRANKLIN CORE BALANCED...............       1.30%           A            $ 11.33             45
EQ/FRANKLIN CORE BALANCED...............       1.55%           A            $ 11.30              2
EQ/FRANKLIN CORE BALANCED...............       1.65%           A            $ 11.29             13
EQ/FRANKLIN CORE BALANCED...............       1.70%           A            $ 11.28              2
EQ/FRANKLIN CORE BALANCED...............       0.50%           B            $ 10.36             --
EQ/FRANKLIN CORE BALANCED...............       0.95%           B            $ 10.16             15
EQ/FRANKLIN CORE BALANCED...............       1.20%           B            $ 10.05          1,752
EQ/FRANKLIN CORE BALANCED...............       1.25%           B            $ 10.03          4,636
EQ/FRANKLIN CORE BALANCED...............       1.30%           B            $ 10.01          9,074
EQ/FRANKLIN CORE BALANCED...............       1.35%           B            $  9.99            457
EQ/FRANKLIN CORE BALANCED...............       1.40%           B            $  9.96          2,851
EQ/FRANKLIN CORE BALANCED...............       1.50%           B            $  9.92          5,736
EQ/FRANKLIN CORE BALANCED...............       1.55%           B            $  9.90          7,472
EQ/FRANKLIN CORE BALANCED...............       1.60%           B            $  9.88          1,118
EQ/FRANKLIN CORE BALANCED...............       1.65%           B            $  9.86         20,186
EQ/FRANKLIN CORE BALANCED...............       1.70%           B            $  9.83          1,643
EQ/FRANKLIN CORE BALANCED...............       1.80%           B            $  9.79             11
EQ/FRANKLIN CORE BALANCED...............       1.90%           B            $  9.75             --

EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           A            $ 11.17             21
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           A            $ 11.14              5
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           A            $ 11.13             14
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           A            $ 11.12             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.50%           B            $  8.43             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.95%           B            $  8.30             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.15%           B            $  8.24            679
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.20%           B            $  8.22          1,052
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.25%           B            $  8.21          3,654
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           B            $  8.19         51,107
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.35%           B            $  8.18            548
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.40%           B            $  8.16          1,917
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.50%           B            $  8.13          4,993
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           B            $  8.12         27,864
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.60%           B            $  8.10          1,012
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           B            $  8.09         72,176
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           B            $  8.07          4,481
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.80%           B            $  8.04             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.90%           B            $  8.01              1

EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           A            $ 11.05             88
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           A            $ 11.01             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           A            $ 11.00             35
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           A            $ 10.99             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.50%           B            $ 13.17             --
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.95%           B            $ 12.84              5
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.20%           B            $ 12.66            480
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.25%           B            $ 12.62          1,652
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           B            $ 12.36          2,379
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.35%           B            $ 12.55            167
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.40%           B            $ 12.51          1,051
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.50%           B            $ 12.44          2,530
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           B            $ 12.40          2,245
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.60%           B            $ 12.37            216
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           B            $ 12.33          3,441
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           B            $ 12.30            286
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.80%           B            $ 12.23              3
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.90%           B            $ 12.16             --

EQ/GAMCO SMALL COMPANY VALUE............       1.30%           A            $ 13.89            693
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           A            $ 13.85            215
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           A            $ 13.84            284
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           A            $ 13.83             43
EQ/GAMCO SMALL COMPANY VALUE............       0.50%           B            $ 44.89             --
EQ/GAMCO SMALL COMPANY VALUE............       0.95%           B            $ 40.55             --
EQ/GAMCO SMALL COMPANY VALUE............       1.20%           B            $ 38.31            930
EQ/GAMCO SMALL COMPANY VALUE............       1.25%           B            $ 37.88          2,564
EQ/GAMCO SMALL COMPANY VALUE............       1.30%           B            $ 58.08          2,518
EQ/GAMCO SMALL COMPANY VALUE............       1.35%           B            $ 37.03            289
EQ/GAMCO SMALL COMPANY VALUE............       1.40%           B            $ 36.61          1,860
EQ/GAMCO SMALL COMPANY VALUE............       1.50%           B            $ 35.79          4,184
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           B            $ 35.38          4,112
EQ/GAMCO SMALL COMPANY VALUE............       1.60%           B            $ 34.98            380
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           B            $ 34.59          4,778
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           B            $ 34.20            678
EQ/GAMCO SMALL COMPANY VALUE............       1.80%           B            $ 33.42              2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/GAMCO SMALL COMPANY VALUE.................       1.90%           B            $ 32.67              7

EQ/GLOBAL BOND PLUS..........................       1.30%           A            $ 10.36             73
EQ/GLOBAL BOND PLUS..........................       1.55%           A            $ 10.33             27
EQ/GLOBAL BOND PLUS..........................       1.65%           A            $ 10.32             34
EQ/GLOBAL BOND PLUS..........................       1.70%           A            $ 10.31              6
EQ/GLOBAL BOND PLUS..........................       0.50%           B            $ 12.43             --
EQ/GLOBAL BOND PLUS..........................       0.95%           B            $ 12.14             --
EQ/GLOBAL BOND PLUS..........................       1.20%           B            $ 11.98          1,532
EQ/GLOBAL BOND PLUS..........................       1.25%           B            $ 11.95          3,729
EQ/GLOBAL BOND PLUS..........................       1.30%           B            $ 11.92          5,692
EQ/GLOBAL BOND PLUS..........................       1.35%           B            $ 11.97            523
EQ/GLOBAL BOND PLUS..........................       1.40%           B            $ 11.85          3,110
EQ/GLOBAL BOND PLUS..........................       1.50%           B            $ 11.79          6,648
EQ/GLOBAL BOND PLUS..........................       1.55%           B            $ 11.76          5,515
EQ/GLOBAL BOND PLUS..........................       1.60%           B            $ 11.73          1,209
EQ/GLOBAL BOND PLUS..........................       1.65%           B            $ 11.70         10,881
EQ/GLOBAL BOND PLUS..........................       1.70%           B            $ 11.67          1,235
EQ/GLOBAL BOND PLUS..........................       1.80%           B            $ 11.60             --
EQ/GLOBAL BOND PLUS..........................       1.90%           B            $ 11.54              3

EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           A            $ 11.20            112
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           A            $ 11.17             29
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           A            $ 11.16             32
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           A            $ 11.15              1
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.50%           B            $ 20.28             --
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.95%           B            $ 19.09             26
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.20%           B            $ 18.45          2,647
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.25%           B            $ 24.01          5,415
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           B            $ 23.84          6,593
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.35%           B            $ 18.08          1,401
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.40%           B            $ 17.96          5,762
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.50%           B            $ 23.57          9,304
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           B            $ 17.60          8,828
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.60%           B            $ 17.48          1,972
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           B            $ 23.30         10,073
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           B            $ 17.25          1,440
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.80%           B            $ 17.01             22
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.90%           B            $ 16.78              3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.50%           B            $ 23.97             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.95%           B            $ 21.91              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.20%           B            $ 20.85          1,698
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.25%           B            $ 11.10          2,180
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.17          2,244
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.99          4,344
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.35%           B            $ 20.23            416
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.40%           B            $ 20.03          2,751
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.50%           B            $ 10.90          2,985
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 10.15            780
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 19.44          2,228
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.60%           B            $ 19.24          1,196
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.13          1,189

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.78          5,599
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 10.13             81
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 18.86            948
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.80%           B            $ 18.48              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.90%           B            $ 18.12              1

EQ/INTERNATIONAL CORE PLUS...................       1.30%           A            $ 10.88            109
EQ/INTERNATIONAL CORE PLUS...................       1.55%           A            $ 10.85             19
EQ/INTERNATIONAL CORE PLUS...................       1.65%           A            $ 10.84             61
EQ/INTERNATIONAL CORE PLUS...................       1.70%           A            $ 10.83             --
EQ/INTERNATIONAL CORE PLUS...................       0.50%           B            $ 14.28             --
EQ/INTERNATIONAL CORE PLUS...................       0.95%           B            $ 13.54             28
EQ/INTERNATIONAL CORE PLUS...................       1.20%           B            $ 13.15          4,597
EQ/INTERNATIONAL CORE PLUS...................       1.25%           B            $ 15.27          6,638
EQ/INTERNATIONAL CORE PLUS...................       1.30%           B            $ 15.18          5,762
EQ/INTERNATIONAL CORE PLUS...................       1.35%           B            $ 12.92          1,473
EQ/INTERNATIONAL CORE PLUS...................       1.40%           B            $ 12.84          5,774
EQ/INTERNATIONAL CORE PLUS...................       1.50%           B            $ 14.99          6,583
EQ/INTERNATIONAL CORE PLUS...................       1.55%           B            $ 12.62          6,351
EQ/INTERNATIONAL CORE PLUS...................       1.60%           B            $ 12.54          4,538
EQ/INTERNATIONAL CORE PLUS...................       1.65%           B            $ 14.82         12,040
EQ/INTERNATIONAL CORE PLUS...................       1.70%           B            $ 12.39          2,230
EQ/INTERNATIONAL CORE PLUS...................       1.80%           B            $ 12.25             20
EQ/INTERNATIONAL CORE PLUS...................       1.90%           B            $ 12.10              3

EQ/INTERNATIONAL ETF.........................       1.30%           A            $ 10.63             81
EQ/INTERNATIONAL ETF.........................       1.55%           A            $ 10.60             19
EQ/INTERNATIONAL ETF.........................       1.65%           A            $ 10.59             20
EQ/INTERNATIONAL ETF.........................       1.70%           A            $ 10.58              5

EQ/INTERNATIONAL GROWTH......................       1.30%           A            $ 11.58             83
EQ/INTERNATIONAL GROWTH......................       1.55%           A            $ 11.55             20
EQ/INTERNATIONAL GROWTH......................       1.65%           A            $ 11.53             18
EQ/INTERNATIONAL GROWTH......................       1.70%           A            $ 11.53              5
EQ/INTERNATIONAL GROWTH......................       0.50%           B            $ 15.51             --
EQ/INTERNATIONAL GROWTH......................       0.95%           B            $ 15.12             --
EQ/INTERNATIONAL GROWTH......................       1.20%           B            $ 14.90          1,054
EQ/INTERNATIONAL GROWTH......................       1.25%           B            $ 14.86          2,305
EQ/INTERNATIONAL GROWTH......................       1.30%           B            $  6.58          8,917
EQ/INTERNATIONAL GROWTH......................       1.35%           B            $ 14.78            212
EQ/INTERNATIONAL GROWTH......................       1.40%           B            $ 14.73          1,844
EQ/INTERNATIONAL GROWTH......................       1.50%           B            $ 14.65          3,315
EQ/INTERNATIONAL GROWTH......................       1.55%           B            $ 14.61          3,917
EQ/INTERNATIONAL GROWTH......................       1.60%           B            $ 14.57            648
EQ/INTERNATIONAL GROWTH......................       1.65%           B            $ 14.52          7,236
EQ/INTERNATIONAL GROWTH......................       1.70%           B            $ 14.48          1,214
EQ/INTERNATIONAL GROWTH......................       1.80%           B            $ 14.40              5
EQ/INTERNATIONAL GROWTH......................       1.90%           B            $ 14.32             --

EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.30%           A            $ 11.41            114
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.55%           A            $ 11.37             23
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.65%           A            $ 11.36             15
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.70%           A            $ 11.35             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.50%           B            $ 15.13             --
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.95%           B            $ 14.22              3
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.20%           B            $ 13.74          1,724
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.25%           B            $ 12.33          1,337
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.30%           B            $ 12.24          1,627
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.35%           B            $ 13.45          5,077
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.40%           B            $ 13.36          2,558
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.50%           B            $ 12.10          1,612
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.55%           B            $ 13.09          2,986
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.60%           B            $ 13.00          1,965
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.65%           B            $ 11.97          2,399
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.70%           B            $ 12.82            256
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.80%           B            $ 12.64             41
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.90%           B            $ 12.47             11

EQ/LARGE CAP CORE PLUS.................       0.50%           B            $ 10.43             --
EQ/LARGE CAP CORE PLUS.................       0.95%           B            $  9.88              3
EQ/LARGE CAP CORE PLUS.................       1.20%           B            $  9.58          1,909
EQ/LARGE CAP CORE PLUS.................       1.25%           B            $ 12.27            867
EQ/LARGE CAP CORE PLUS.................       1.30%           B            $ 12.20            636
EQ/LARGE CAP CORE PLUS.................       1.35%           B            $  9.41          1,380
EQ/LARGE CAP CORE PLUS.................       1.40%           B            $  9.35          2,433
EQ/LARGE CAP CORE PLUS.................       1.50%           B            $ 12.05          1,081
EQ/LARGE CAP CORE PLUS.................       1.55%           B            $  9.18          2,525
EQ/LARGE CAP CORE PLUS.................       1.60%           B            $  9.13          2,981
EQ/LARGE CAP CORE PLUS.................       1.65%           B            $ 11.92          1,657
EQ/LARGE CAP CORE PLUS.................       1.70%           B            $  9.02            330
EQ/LARGE CAP CORE PLUS.................       1.80%           B            $  8.91             24
EQ/LARGE CAP CORE PLUS.................       1.90%           B            $  8.80              2

EQ/LARGE CAP GROWTH INDEX..............       1.30%           A            $ 11.92             78
EQ/LARGE CAP GROWTH INDEX..............       1.55%           A            $ 11.88             49
EQ/LARGE CAP GROWTH INDEX..............       1.65%           A            $ 11.87             21
EQ/LARGE CAP GROWTH INDEX..............       1.70%           A            $ 11.86              7
EQ/LARGE CAP GROWTH INDEX..............       0.50%           B            $  8.40             --
EQ/LARGE CAP GROWTH INDEX..............       0.95%           B            $  7.96             27
EQ/LARGE CAP GROWTH INDEX..............       1.20%           B            $  7.73          3,063
EQ/LARGE CAP GROWTH INDEX..............       1.25%           B            $ 13.48          2,192
EQ/LARGE CAP GROWTH INDEX..............       1.30%           B            $ 13.40          1,820
EQ/LARGE CAP GROWTH INDEX..............       1.35%           B            $  7.60          3,016
EQ/LARGE CAP GROWTH INDEX..............       1.40%           B            $  7.55          5,186
EQ/LARGE CAP GROWTH INDEX..............       1.50%           B            $ 13.23          2,903
EQ/LARGE CAP GROWTH INDEX..............       1.55%           B            $  7.42          7,310
EQ/LARGE CAP GROWTH INDEX..............       1.60%           B            $  7.37          5,531
EQ/LARGE CAP GROWTH INDEX..............       1.65%           B            $ 13.08          3,990
EQ/LARGE CAP GROWTH INDEX..............       1.70%           B            $  7.29            906
EQ/LARGE CAP GROWTH INDEX..............       1.80%           B            $  7.20             39
EQ/LARGE CAP GROWTH INDEX..............       1.90%           B            $  7.12             19

EQ/LARGE CAP GROWTH PLUS...............       1.30%           A            $ 11.60             45
EQ/LARGE CAP GROWTH PLUS...............       1.55%           A            $ 11.57             11
EQ/LARGE CAP GROWTH PLUS...............       1.65%           A            $ 11.55             22
EQ/LARGE CAP GROWTH PLUS...............       1.70%           A            $ 11.55              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     UNITS
                                    CONTRACT                                      OUTSTANDING
                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                   ----------   ---------------   ------------   ------------
EQ/LARGE CAP GROWTH PLUS........       0.50%           B            $ 17.71             --
EQ/LARGE CAP GROWTH PLUS........       0.95%           B            $ 16.65             11
EQ/LARGE CAP GROWTH PLUS........       1.20%           B            $ 16.08            953
EQ/LARGE CAP GROWTH PLUS........       1.25%           B            $ 13.69          1,377
EQ/LARGE CAP GROWTH PLUS........       1.30%           B            $ 13.60          1,994
EQ/LARGE CAP GROWTH PLUS........       1.35%           B            $ 15.75          2,743
EQ/LARGE CAP GROWTH PLUS........       1.40%           B            $ 15.64          1,527
EQ/LARGE CAP GROWTH PLUS........       1.50%           B            $ 13.44          2,377
EQ/LARGE CAP GROWTH PLUS........       1.55%           B            $ 15.32          2,793
EQ/LARGE CAP GROWTH PLUS........       1.60%           B            $ 15.21          1,649
EQ/LARGE CAP GROWTH PLUS........       1.65%           B            $ 13.29          2,226
EQ/LARGE CAP GROWTH PLUS........       1.70%           B            $ 15.00            204
EQ/LARGE CAP GROWTH PLUS........       1.80%           B            $ 14.80              4
EQ/LARGE CAP GROWTH PLUS........       1.90%           B            $ 14.59              1

EQ/LARGE CAP VALUE INDEX........       1.30%           A            $ 11.62             41
EQ/LARGE CAP VALUE INDEX........       1.55%           A            $ 11.58             15
EQ/LARGE CAP VALUE INDEX........       1.65%           A            $ 11.57             20
EQ/LARGE CAP VALUE INDEX........       1.70%           A            $ 11.56              6
EQ/LARGE CAP VALUE INDEX........       0.50%           B            $  6.18             --
EQ/LARGE CAP VALUE INDEX........       0.95%           B            $  6.03             --
EQ/LARGE CAP VALUE INDEX........       1.20%           B            $  5.95            463
EQ/LARGE CAP VALUE INDEX........       1.25%           B            $  5.94          2,219
EQ/LARGE CAP VALUE INDEX........       1.30%           B            $  5.92          3,116
EQ/LARGE CAP VALUE INDEX........       1.35%           B            $  5.99            137
EQ/LARGE CAP VALUE INDEX........       1.40%           B            $  5.89            620
EQ/LARGE CAP VALUE INDEX........       1.50%           B            $  5.86          3,165
EQ/LARGE CAP VALUE INDEX........       1.55%           B            $  5.84          2,766
EQ/LARGE CAP VALUE INDEX........       1.60%           B            $  5.83            306
EQ/LARGE CAP VALUE INDEX........       1.65%           B            $  5.81          6,525
EQ/LARGE CAP VALUE INDEX........       1.70%           B            $  5.80            832
EQ/LARGE CAP VALUE INDEX........       1.80%           B            $  5.77             --
EQ/LARGE CAP VALUE INDEX........       1.90%           B            $  5.74             --

EQ/LARGE CAP VALUE PLUS.........       1.30%           A            $ 11.41             72
EQ/LARGE CAP VALUE PLUS.........       1.55%           A            $ 11.38             23
EQ/LARGE CAP VALUE PLUS.........       1.65%           A            $ 11.36              7
EQ/LARGE CAP VALUE PLUS.........       1.70%           A            $ 11.36             --
EQ/LARGE CAP VALUE PLUS.........       0.50%           B            $ 13.95             --
EQ/LARGE CAP VALUE PLUS.........       0.95%           B            $ 13.15             22
EQ/LARGE CAP VALUE PLUS.........       1.20%           B            $ 12.73         11,451
EQ/LARGE CAP VALUE PLUS.........       1.25%           B            $ 10.68         13,845
EQ/LARGE CAP VALUE PLUS.........       1.30%           B            $ 10.61          4,942
EQ/LARGE CAP VALUE PLUS.........       1.35%           B            $ 12.48          3,217
EQ/LARGE CAP VALUE PLUS.........       1.40%           B            $ 12.40         17,469
EQ/LARGE CAP VALUE PLUS.........       1.50%           B            $ 10.49         20,267
EQ/LARGE CAP VALUE PLUS.........       1.55%           B            $ 12.15          6,685
EQ/LARGE CAP VALUE PLUS.........       1.60%           B            $ 12.07          8,017
EQ/LARGE CAP VALUE PLUS.........       1.65%           B            $ 10.37         14,279
EQ/LARGE CAP VALUE PLUS.........       1.70%           B            $ 11.91          2,059
EQ/LARGE CAP VALUE PLUS.........       1.80%           B            $ 11.76            104
EQ/LARGE CAP VALUE PLUS.........       1.90%           B            $ 11.60             16

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........       0.50%           B            $ 11.10             --
EQ/LORD ABBETT GROWTH AND INCOME........       0.95%           B            $ 10.81             --
EQ/LORD ABBETT GROWTH AND INCOME........       1.20%           B            $ 10.66            389
EQ/LORD ABBETT GROWTH AND INCOME........       1.25%           B            $ 10.63          1,831
EQ/LORD ABBETT GROWTH AND INCOME........       1.30%           B            $ 10.64          2,286
EQ/LORD ABBETT GROWTH AND INCOME........       1.35%           B            $ 10.57            206
EQ/LORD ABBETT GROWTH AND INCOME........       1.40%           B            $ 10.54            649
EQ/LORD ABBETT GROWTH AND INCOME........       1.50%           B            $ 10.48          1,984
EQ/LORD ABBETT GROWTH AND INCOME........       1.55%           B            $ 10.45          2,198
EQ/LORD ABBETT GROWTH AND INCOME........       1.60%           B            $ 10.42            259
EQ/LORD ABBETT GROWTH AND INCOME........       1.65%           B            $ 10.39          4,897
EQ/LORD ABBETT GROWTH AND INCOME........       1.70%           B            $ 10.36            406
EQ/LORD ABBETT GROWTH AND INCOME........       1.80%           B            $ 10.30              2
EQ/LORD ABBETT GROWTH AND INCOME........       1.90%           B            $ 10.24              1

EQ/LORD ABBETT LARGE CAP CORE...........       0.50%           B            $ 12.76             --
EQ/LORD ABBETT LARGE CAP CORE...........       0.95%           B            $ 12.43             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.20%           B            $ 12.26            577
EQ/LORD ABBETT LARGE CAP CORE...........       1.25%           B            $ 12.22          1,451
EQ/LORD ABBETT LARGE CAP CORE...........       1.30%           B            $ 12.27          2,940
EQ/LORD ABBETT LARGE CAP CORE...........       1.35%           B            $ 12.15            274
EQ/LORD ABBETT LARGE CAP CORE...........       1.40%           B            $ 12.12          1,208
EQ/LORD ABBETT LARGE CAP CORE...........       1.50%           B            $ 12.05          2,107
EQ/LORD ABBETT LARGE CAP CORE...........       1.55%           B            $ 12.01          2,449
EQ/LORD ABBETT LARGE CAP CORE...........       1.60%           B            $ 11.98            269
EQ/LORD ABBETT LARGE CAP CORE...........       1.65%           B            $ 11.94          4,125
EQ/LORD ABBETT LARGE CAP CORE...........       1.70%           B            $ 11.91            473
EQ/LORD ABBETT LARGE CAP CORE...........       1.80%           B            $ 11.84             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.90%           B            $ 11.77             --

EQ/MID CAP INDEX........................       1.30%           A            $ 13.07            100
EQ/MID CAP INDEX........................       1.55%           A            $ 13.04             27
EQ/MID CAP INDEX........................       1.65%           A            $ 13.02             43
EQ/MID CAP INDEX........................       1.70%           A            $ 13.01             15
EQ/MID CAP INDEX........................       0.50%           B            $ 12.49             --
EQ/MID CAP INDEX........................       0.95%           B            $ 11.92             21
EQ/MID CAP INDEX........................       1.20%           B            $ 11.61          6,242
EQ/MID CAP INDEX........................       1.25%           B            $ 13.43          6,745
EQ/MID CAP INDEX........................       1.30%           B            $ 13.36          5,233
EQ/MID CAP INDEX........................       1.35%           B            $ 11.43            740
EQ/MID CAP INDEX........................       1.40%           B            $ 11.37          8,312
EQ/MID CAP INDEX........................       1.50%           B            $ 13.18          8,957
EQ/MID CAP INDEX........................       1.55%           B            $ 11.20          7,480
EQ/MID CAP INDEX........................       1.60%           B            $ 11.14          3,823
EQ/MID CAP INDEX........................       1.65%           B            $ 13.03         10,198
EQ/MID CAP INDEX........................       1.70%           B            $ 11.02          1,672
EQ/MID CAP INDEX........................       1.80%           B            $ 10.90             22
EQ/MID CAP INDEX........................       1.90%           B            $ 10.79              2

EQ/MID CAP VALUE PLUS...................       1.30%           A            $ 12.71             17
EQ/MID CAP VALUE PLUS...................       1.55%           A            $ 12.67              7
EQ/MID CAP VALUE PLUS...................       1.65%           A            $ 12.66              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                        UNITS
                                       CONTRACT                                      OUTSTANDING
                                       CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                      ----------   ---------------   ------------   ------------
EQ/MID CAP VALUE PLUS..............       1.70%           A            $ 12.65             --
EQ/MID CAP VALUE PLUS..............       0.50%           B            $ 18.49             --
EQ/MID CAP VALUE PLUS..............       0.95%           B            $ 17.38              8
EQ/MID CAP VALUE PLUS..............       1.20%           B            $ 16.79          4,716
EQ/MID CAP VALUE PLUS..............       1.25%           B            $ 14.78         10,926
EQ/MID CAP VALUE PLUS..............       1.30%           B            $ 14.68          8,296
EQ/MID CAP VALUE PLUS..............       1.35%           B            $ 16.45            732
EQ/MID CAP VALUE PLUS..............       1.40%           B            $ 16.33          7,269
EQ/MID CAP VALUE PLUS..............       1.50%           B            $ 14.51         15,222
EQ/MID CAP VALUE PLUS..............       1.55%           B            $ 16.00          7,106
EQ/MID CAP VALUE PLUS..............       1.60%           B            $ 15.88          2,940
EQ/MID CAP VALUE PLUS..............       1.65%           B            $ 14.35         16,208
EQ/MID CAP VALUE PLUS..............       1.70%           B            $ 15.67          1,830
EQ/MID CAP VALUE PLUS..............       1.80%           B            $ 15.45             24
EQ/MID CAP VALUE PLUS..............       1.90%           B            $ 15.24              9

EQ/MONEY MARKET....................       1.30%           A            $  9.87            312
EQ/MONEY MARKET....................       1.55%           A            $  9.84          1,626
EQ/MONEY MARKET....................       1.65%           A            $  9.83            123
EQ/MONEY MARKET....................       1.70%           A            $  9.82            118
EQ/MONEY MARKET....................       0.00%           B            $ 44.43             14
EQ/MONEY MARKET....................       0.50%           B            $ 38.33             --
EQ/MONEY MARKET....................       0.65%           B            $  1.00             --
EQ/MONEY MARKET....................       0.95%           B            $ 33.55              1
EQ/MONEY MARKET....................       1.15%           B            $ 11.07              2
EQ/MONEY MARKET....................       1.15%           B            $ 31.29             50
EQ/MONEY MARKET....................       1.15%           B            $ 31.61             25
EQ/MONEY MARKET....................       1.20%           B            $ 31.14          1,161
EQ/MONEY MARKET....................       1.25%           B            $  1.00         24,335
EQ/MONEY MARKET....................       1.25%           B            $ 10.55          4,557
EQ/MONEY MARKET....................       1.30%           B            $ 10.39          5,496
EQ/MONEY MARKET....................       1.35%           B            $ 29.78          1,398
EQ/MONEY MARKET....................       1.40%           B            $ 29.33          2,401
EQ/MONEY MARKET....................       1.50%           B            $ 10.36          8,789
EQ/MONEY MARKET....................       1.55%           B            $ 28.05          2,790
EQ/MONEY MARKET....................       1.55%           B            $ 31.29            508
EQ/MONEY MARKET....................       1.60%           B            $ 27.63          1,996
EQ/MONEY MARKET....................       1.65%           B            $ 10.25         10,912
EQ/MONEY MARKET....................       1.70%           B            $ 26.82            729
EQ/MONEY MARKET....................       1.70%           B            $ 31.18             26
EQ/MONEY MARKET....................       1.80%           B            $ 26.02              5
EQ/MONEY MARKET....................       1.90%           B            $ 25.25              2

EQ/MONTAG & CALDWELL GROWTH........       1.30%           A            $ 11.00            309
EQ/MONTAG & CALDWELL GROWTH........       1.55%           A            $ 10.97             51
EQ/MONTAG & CALDWELL GROWTH........       1.65%           A            $ 10.96             88
EQ/MONTAG & CALDWELL GROWTH........       1.70%           A            $ 10.95             10
EQ/MONTAG & CALDWELL GROWTH........       0.50%           B            $  5.87             --
EQ/MONTAG & CALDWELL GROWTH........       0.95%           B            $  5.56             --
EQ/MONTAG & CALDWELL GROWTH........       1.20%           B            $  5.39          1,575
EQ/MONTAG & CALDWELL GROWTH........       1.25%           B            $  5.36          3,294
EQ/MONTAG & CALDWELL GROWTH........       1.30%           B            $  2.13          9,473

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/MONTAG & CALDWELL GROWTH.............       1.35%           B            $  5.29            431
EQ/MONTAG & CALDWELL GROWTH.............       1.40%           B            $  5.26          3,448
EQ/MONTAG & CALDWELL GROWTH.............       1.50%           B            $  5.20          5,694
EQ/MONTAG & CALDWELL GROWTH.............       1.55%           B            $  5.16          5,560
EQ/MONTAG & CALDWELL GROWTH.............       1.60%           B            $  5.13          1,000
EQ/MONTAG & CALDWELL GROWTH.............       1.65%           B            $  5.10          6,667
EQ/MONTAG & CALDWELL GROWTH.............       1.70%           B            $  5.07            964
EQ/MONTAG & CALDWELL GROWTH.............       1.80%           B            $  5.01             14
EQ/MONTAG & CALDWELL GROWTH.............       1.90%           B            $  4.95              1

EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           A            $ 13.36            266
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           A            $ 13.33             57
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           A            $ 13.31            123
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           A            $ 13.30             10
EQ/MORGAN STANLEY MID CAP GROWTH........       0.50%           B            $ 17.77             --
EQ/MORGAN STANLEY MID CAP GROWTH........       0.95%           B            $ 17.32              7
EQ/MORGAN STANLEY MID CAP GROWTH........       1.20%           B            $ 17.07          1,445
EQ/MORGAN STANLEY MID CAP GROWTH........       1.25%           B            $ 17.02          3,905
EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           B            $ 16.97          5,277
EQ/MORGAN STANLEY MID CAP GROWTH........       1.35%           B            $ 16.92            512
EQ/MORGAN STANLEY MID CAP GROWTH........       1.40%           B            $ 16.87          2,831
EQ/MORGAN STANLEY MID CAP GROWTH........       1.50%           B            $ 16.78          5,482
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           B            $ 16.73          5,888
EQ/MORGAN STANLEY MID CAP GROWTH........       1.60%           B            $ 16.68            616
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           B            $ 16.63          9,351
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           B            $ 16.59            889
EQ/MORGAN STANLEY MID CAP GROWTH........       1.80%           B            $ 16.49              3
EQ/MORGAN STANLEY MID CAP GROWTH........       1.90%           B            $ 16.40              1

EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           A            $ 11.34             28
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           A            $ 11.31              2
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           A            $ 11.29             15
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           A            $ 11.29              2
EQ/MUTUAL LARGE CAP EQUITY..............       0.50%           B            $  9.28             --
EQ/MUTUAL LARGE CAP EQUITY..............       0.95%           B            $  9.10              5
EQ/MUTUAL LARGE CAP EQUITY..............       1.20%           B            $  9.00            673
EQ/MUTUAL LARGE CAP EQUITY..............       1.25%           B            $  8.98          2,191
EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           B            $  8.96          5,245
EQ/MUTUAL LARGE CAP EQUITY..............       1.35%           B            $  8.94            146
EQ/MUTUAL LARGE CAP EQUITY..............       1.40%           B            $  8.92            943
EQ/MUTUAL LARGE CAP EQUITY..............       1.50%           B            $  8.88          1,913
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           B            $  8.86          3,351
EQ/MUTUAL LARGE CAP EQUITY..............       1.60%           B            $  8.84            357
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           B            $  8.82          9,869
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           B            $  8.80          1,238
EQ/MUTUAL LARGE CAP EQUITY..............       1.80%           B            $  8.76              1
EQ/MUTUAL LARGE CAP EQUITY..............       1.90%           B            $  8.73             --

EQ/OPPENHEIMER GLOBAL...................       1.30%           A            $ 11.61            154
EQ/OPPENHEIMER GLOBAL...................       1.55%           A            $ 11.57             44
EQ/OPPENHEIMER GLOBAL...................       1.65%           A            $ 11.56             59
EQ/OPPENHEIMER GLOBAL...................       1.70%           A            $ 11.55              7
EQ/OPPENHEIMER GLOBAL...................       0.50%           B            $ 10.90             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/OPPENHEIMER GLOBAL............       0.95%           B            $ 10.69             --
EQ/OPPENHEIMER GLOBAL............       1.20%           B            $ 10.58            868
EQ/OPPENHEIMER GLOBAL............       1.25%           B            $ 10.55          1,897
EQ/OPPENHEIMER GLOBAL............       1.30%           B            $ 10.53          4,348
EQ/OPPENHEIMER GLOBAL............       1.35%           B            $ 10.51            241
EQ/OPPENHEIMER GLOBAL............       1.40%           B            $ 10.48          1,559
EQ/OPPENHEIMER GLOBAL............       1.50%           B            $ 10.44          2,390
EQ/OPPENHEIMER GLOBAL............       1.55%           B            $ 10.42          3,598
EQ/OPPENHEIMER GLOBAL............       1.60%           B            $ 10.39            462
EQ/OPPENHEIMER GLOBAL............       1.65%           B            $ 10.37          6,724
EQ/OPPENHEIMER GLOBAL............       1.70%           B            $ 10.35          1,073
EQ/OPPENHEIMER GLOBAL............       1.80%           B            $ 10.30              2
EQ/OPPENHEIMER GLOBAL............       1.90%           B            $ 10.26              1

EQ/PIMCO ULTRA SHORT BOND........       1.30%           A            $  9.96            476
EQ/PIMCO ULTRA SHORT BOND........       1.55%           A            $  9.94            104
EQ/PIMCO ULTRA SHORT BOND........       1.65%           A            $  9.92            228
EQ/PIMCO ULTRA SHORT BOND........       1.70%           A            $  9.92            531
EQ/PIMCO ULTRA SHORT BOND........       0.50%           B            $ 11.40             --
EQ/PIMCO ULTRA SHORT BOND........       0.95%           B            $ 11.11             --
EQ/PIMCO ULTRA SHORT BOND........       1.20%           B            $ 10.95          3,480
EQ/PIMCO ULTRA SHORT BOND........       1.25%           B            $ 10.92         12,574
EQ/PIMCO ULTRA SHORT BOND........       1.30%           B            $  9.50         17,862
EQ/PIMCO ULTRA SHORT BOND........       1.35%           B            $ 10.85          1,624
EQ/PIMCO ULTRA SHORT BOND........       1.40%           B            $ 10.82          7,237
EQ/PIMCO ULTRA SHORT BOND........       1.50%           B            $ 10.76         18,756
EQ/PIMCO ULTRA SHORT BOND........       1.55%           B            $ 10.73         16,269
EQ/PIMCO ULTRA SHORT BOND........       1.60%           B            $ 10.70          3,449
EQ/PIMCO ULTRA SHORT BOND........       1.65%           B            $ 10.67         36,696
EQ/PIMCO ULTRA SHORT BOND........       1.70%           B            $ 10.64          3,294
EQ/PIMCO ULTRA SHORT BOND........       1.80%           B            $ 10.58             15
EQ/PIMCO ULTRA SHORT BOND........       1.90%           B            $ 10.52             13

EQ/QUALITY BOND PLUS.............       0.50%           B            $ 19.80             --
EQ/QUALITY BOND PLUS.............       0.95%           B            $ 18.31              2
EQ/QUALITY BOND PLUS.............       1.20%           B            $ 17.53          2,529
EQ/QUALITY BOND PLUS.............       1.25%           B            $ 11.31          5,304
EQ/QUALITY BOND PLUS.............       1.30%           B            $ 11.21          5,967
EQ/QUALITY BOND PLUS.............       1.35%           B            $ 17.08            392
EQ/QUALITY BOND PLUS.............       1.40%           B            $ 16.93          4,631
EQ/QUALITY BOND PLUS.............       1.50%           B            $ 11.10          8,821
EQ/QUALITY BOND PLUS.............       1.55%           B            $ 16.49          4,269
EQ/QUALITY BOND PLUS.............       1.60%           B            $ 16.35          1,310
EQ/QUALITY BOND PLUS.............       1.65%           B            $ 10.98          9,470
EQ/QUALITY BOND PLUS.............       1.70%           B            $ 16.06            941
EQ/QUALITY BOND PLUS.............       1.80%           B            $ 15.78              5
EQ/QUALITY BOND PLUS.............       1.90%           B            $ 15.51              3

EQ/SMALL COMPANY INDEX...........       1.30%           A            $ 13.40             96
EQ/SMALL COMPANY INDEX...........       1.55%           A            $ 13.36             29
EQ/SMALL COMPANY INDEX...........       1.65%           A            $ 13.35             50
EQ/SMALL COMPANY INDEX...........       1.70%           A            $ 13.34             18
EQ/SMALL COMPANY INDEX...........       0.50%           B            $ 18.62             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                        ----------   ---------------   ------------   ------------
EQ/SMALL COMPANY INDEX...............       0.95%           B            $ 17.56              5
EQ/SMALL COMPANY INDEX...............       1.20%           B            $ 16.99          2,150
EQ/SMALL COMPANY INDEX...............       1.25%           B            $ 14.56          3,545
EQ/SMALL COMPANY INDEX...............       1.30%           B            $ 14.46          5,026
EQ/SMALL COMPANY INDEX...............       1.35%           B            $ 16.66            744
EQ/SMALL COMPANY INDEX...............       1.40%           B            $ 16.55          3,418
EQ/SMALL COMPANY INDEX...............       1.50%           B            $ 14.29          4,821
EQ/SMALL COMPANY INDEX...............       1.55%           B            $ 16.22          4,357
EQ/SMALL COMPANY INDEX...............       1.60%           B            $ 16.12          1,345
EQ/SMALL COMPANY INDEX...............       1.65%           B            $ 14.13          7,175
EQ/SMALL COMPANY INDEX...............       1.70%           B            $ 15.91            850
EQ/SMALL COMPANY INDEX...............       1.80%           B            $ 15.70             10
EQ/SMALL COMPANY INDEX...............       1.90%           B            $ 15.49              2

EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           A            $ 11.92            287
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           A            $ 11.88             54
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           A            $ 11.87             98
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           A            $ 11.86              4
EQ/T. ROWE PRICE GROWTH STOCK........       0.50%           B            $ 19.50             --
EQ/T. ROWE PRICE GROWTH STOCK........       0.95%           B            $ 17.61              3
EQ/T. ROWE PRICE GROWTH STOCK........       1.20%           B            $ 16.64          1,468
EQ/T. ROWE PRICE GROWTH STOCK........       1.25%           B            $ 16.45          2,236
EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           B            $  6.22          9,277
EQ/T. ROWE PRICE GROWTH STOCK........       1.35%           B            $ 16.08            404
EQ/T. ROWE PRICE GROWTH STOCK........       1.40%           B            $ 15.90          2,506
EQ/T. ROWE PRICE GROWTH STOCK........       1.50%           B            $ 15.55          3,691
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           B            $ 15.37          4,145
EQ/T. ROWE PRICE GROWTH STOCK........       1.60%           B            $ 15.20          1,157
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           B            $ 15.02          5,568
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           B            $ 14.85            606
EQ/T. ROWE PRICE GROWTH STOCK........       1.80%           B            $ 14.52              9
EQ/T. ROWE PRICE GROWTH STOCK........       1.90%           B            $ 14.19             11

EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           A            $ 10.87             41
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           A            $ 10.84             22
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           A            $ 10.82             14
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           A            $ 10.82             10
EQ/TEMPLETON GLOBAL EQUITY...........       0.50%           B            $  8.97             --
EQ/TEMPLETON GLOBAL EQUITY...........       0.95%           B            $  8.80              1
EQ/TEMPLETON GLOBAL EQUITY...........       1.20%           B            $  8.70            468
EQ/TEMPLETON GLOBAL EQUITY...........       1.25%           B            $  8.68          1,576
EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           B            $  8.66          5,019
EQ/TEMPLETON GLOBAL EQUITY...........       1.35%           B            $  8.64            172
EQ/TEMPLETON GLOBAL EQUITY...........       1.40%           B            $  8.62            801
EQ/TEMPLETON GLOBAL EQUITY...........       1.50%           B            $  8.59          1,839
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           B            $  8.57          3,481
EQ/TEMPLETON GLOBAL EQUITY...........       1.60%           B            $  8.55            377
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           B            $  8.53          8,076
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           B            $  8.51            694
EQ/TEMPLETON GLOBAL EQUITY...........       1.80%           B            $  8.47              2
EQ/TEMPLETON GLOBAL EQUITY...........       1.90%           B            $  8.44             --

EQ/UBS GROWTH & INCOME...............       0.50%           B            $  5.97             --
EQ/UBS GROWTH & INCOME...............       0.95%           B            $  5.65             --
EQ/UBS GROWTH & INCOME...............       1.20%           B            $  5.48            281

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                          ----------   -----------------   ------------   ------------
EQ/UBS GROWTH & INCOME.................................       1.25%           B              $  5.44          1,577
EQ/UBS GROWTH & INCOME.................................       1.30%           B              $  2.13          5,355
EQ/UBS GROWTH & INCOME.................................       1.35%           B              $  5.38             77
EQ/UBS GROWTH & INCOME.................................       1.40%           B              $  5.34            571
EQ/UBS GROWTH & INCOME.................................       1.50%           B              $  5.28          3,153
EQ/UBS GROWTH & INCOME.................................       1.55%           B              $  5.25          2,555
EQ/UBS GROWTH & INCOME.................................       1.60%           B              $  5.21            105
EQ/UBS GROWTH & INCOME.................................       1.65%           B              $  5.18          2,625
EQ/UBS GROWTH & INCOME.................................       1.70%           B              $  5.15            161
EQ/UBS GROWTH & INCOME.................................       1.80%           B              $  5.09             --
EQ/UBS GROWTH & INCOME.................................       1.90%           B              $  5.03             --

EQ/VAN KAMPEN COMSTOCK.................................       1.30%           A              $ 11.64             44
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           A              $ 11.61             15
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           A              $ 11.59             19
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           A              $ 11.59              5
EQ/VAN KAMPEN COMSTOCK.................................       0.50%           B              $ 10.78             --
EQ/VAN KAMPEN COMSTOCK.................................       0.95%           B              $ 10.51              1
EQ/VAN KAMPEN COMSTOCK.................................       1.20%           B              $ 10.36            446
EQ/VAN KAMPEN COMSTOCK.................................       1.25%           B              $ 10.33          3,440
EQ/VAN KAMPEN COMSTOCK.................................       1.30%           B              $ 10.30          2,995
EQ/VAN KAMPEN COMSTOCK.................................       1.35%           B              $ 10.27            196
EQ/VAN KAMPEN COMSTOCK.................................       1.40%           B              $ 10.24            711
EQ/VAN KAMPEN COMSTOCK.................................       1.50%           B              $ 10.18          2,918
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           B              $ 10.15          2,134
EQ/VAN KAMPEN COMSTOCK.................................       1.60%           B              $ 10.12            314
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           B              $ 10.09          9,622
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           B              $ 10.07            587
EQ/VAN KAMPEN COMSTOCK.................................       1.80%           B              $ 10.01              4
EQ/VAN KAMPEN COMSTOCK.................................       1.90%           B              $  9.95              1

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.50%           B              $ 12.42             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.95%           B              $ 11.76             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.20%           B              $ 11.41          2,554
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.25%           B              $ 15.31          3,103
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.30%           B              $ 15.21          3,985
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.35%           B              $ 11.21            473
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.40%           B              $ 11.14          3,291
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.50%           B              $ 15.03          3,935
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.55%           B              $ 10.94          5,391
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.60%           B              $ 10.87          1,289
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.65%           B              $ 14.86          6,166
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.70%           B              $ 10.74            957
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.80%           B              $ 10.61             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.90%           B              $ 10.48              3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.30%    Service Class 2       $ 11.75             14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.55%    Service Class 2       $ 11.72             27
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.65%    Service Class 2       $ 11.71             25
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.70%    Service Class 2       $ 11.70             --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.30%    Service Class 2       $ 11.97            507
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.55%    Service Class 2       $ 11.94            124
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.65%    Service Class 2       $ 11.92            411
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.70%    Service Class 2       $ 11.91             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                    UNITS
                                                                 CONTRACT                                        OUTSTANDING
                                                                 CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                                ----------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.30%    Service Class 2       $ 12.91           251
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.55%    Service Class 2       $ 12.87            64
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.65%    Service Class 2       $ 12.86            95
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.70%    Service Class 2       $ 12.85             7

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.30%    Service Class 2       $ 10.90           355
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.55%    Service Class 2       $ 10.87            69
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.65%    Service Class 2       $ 10.86           156
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.70%    Service Class 2       $ 10.85            51

FRANKLIN INCOME SECURITIES FUND..............................       1.30%        Class 2           $ 10.87           144
FRANKLIN INCOME SECURITIES FUND..............................       1.55%        Class 2           $ 10.85            41
FRANKLIN INCOME SECURITIES FUND..............................       1.65%        Class 2           $ 10.84            74
FRANKLIN INCOME SECURITIES FUND..............................       1.70%        Class 2           $ 10.83            93

FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.30%        Class 2           $ 11.11           253
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.55%        Class 2           $ 11.08            60
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.65%        Class 2           $ 11.07            91
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.70%        Class 2           $ 11.06            36

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.30%        Class 2           $ 10.62            53
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.55%        Class 2           $ 10.59            18
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.65%        Class 2           $ 10.58            25
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.70%        Class 2           $ 10.58             8

GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.30%     Service Shares       $ 12.90           148
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.55%     Service Shares       $ 12.86            35
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.65%     Service Shares       $ 12.84            58
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.70%     Service Shares       $ 12.84             2

INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.30%       Series II          $ 10.88            22
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.55%       Series II          $ 10.85            24
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.65%       Series II          $ 10.83            10
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.70%       Series II          $ 10.83             3

INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.30%       Series II          $ 11.83           269
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.55%       Series II          $ 11.80            71
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.65%       Series II          $ 11.78           118
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.70%       Series II          $ 11.77            25

INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.30%       Series II          $ 11.40           235
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.55%       Series II          $ 11.36            49
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.65%       Series II          $ 11.35            77
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.70%       Series II          $ 11.34             5

INVESCO V.I. LEISURE FUND....................................       1.30%       Series II          $ 12.36             6
INVESCO V.I. LEISURE FUND....................................       1.55%       Series II          $ 12.33             1
INVESCO V.I. LEISURE FUND....................................       1.65%       Series II          $ 12.31             4
INVESCO V.I. LEISURE FUND....................................       1.70%       Series II          $ 12.31            --

INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.30%       Series II          $ 11.67            84
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.55%       Series II          $ 11.63            15
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.65%       Series II          $ 11.62            21
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.70%       Series II          $ 11.61             3

INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.30%       Series II          $ 13.50            34
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.55%       Series II          $ 13.46            15
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.65%       Series II          $ 13.45            21
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.70%       Series II          $ 13.44             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                              ----------   ----------------   ------------   ------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.30%      Common Shares      $ 11.66           204
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.55%      Common Shares      $ 11.63            85
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.65%      Common Shares      $ 11.61            72
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.70%      Common Shares      $ 11.61            17

IVY FUNDS VIP ENERGY.......................................       1.30%      Common Shares      $ 12.43           120
IVY FUNDS VIP ENERGY.......................................       1.55%      Common Shares      $ 12.39            57
IVY FUNDS VIP ENERGY.......................................       1.65%      Common Shares      $ 12.38            48
IVY FUNDS VIP ENERGY.......................................       1.70%      Common Shares      $ 12.37             4

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.30%      Common Shares      $ 11.96           220
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.55%      Common Shares      $ 11.92            68
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.65%      Common Shares      $ 11.91           111
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.70%      Common Shares      $ 11.90            20

IVY FUNDS VIP HIGH INCOME..................................       1.30%      Common Shares      $ 11.67           362
IVY FUNDS VIP HIGH INCOME..................................       1.55%      Common Shares      $ 11.64           126
IVY FUNDS VIP HIGH INCOME..................................       1.65%      Common Shares      $ 11.63           232
IVY FUNDS VIP HIGH INCOME..................................       1.70%      Common Shares      $ 11.62            58

IVY FUNDS VIP MID CAP GROWTH...............................       1.30%      Common Shares      $ 13.54           172
IVY FUNDS VIP MID CAP GROWTH...............................       1.55%      Common Shares      $ 13.50            70
IVY FUNDS VIP MID CAP GROWTH...............................       1.65%      Common Shares      $ 13.48            76
IVY FUNDS VIP MID CAP GROWTH...............................       1.70%      Common Shares      $ 13.48            10

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.30%      Common Shares      $ 11.82           118
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.55%      Common Shares      $ 11.78            53
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.65%      Common Shares      $ 11.77            51
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.70%      Common Shares      $ 11.76             5

IVY FUNDS VIP SMALL CAP GROWTH.............................       1.30%      Common Shares      $ 13.44           162
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.55%      Common Shares      $ 13.40            37
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.65%      Common Shares      $ 13.38            77
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.70%      Common Shares      $ 13.38             3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.30%     Service Shares      $ 12.37           587
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.55%     Service Shares      $ 12.33           168
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.65%     Service Shares      $ 12.32           283
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.70%     Service Shares      $ 12.31            26

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.30%      Service Class      $ 10.83           295
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.55%      Service Class      $ 10.80            73
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.65%      Service Class      $ 10.79           125
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.70%      Service Class      $ 10.78             8

MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.30%      Service Class      $ 11.55            98
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.55%      Service Class      $ 11.52            29
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.65%      Service Class      $ 11.51            35
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.70%      Service Class      $ 11.50            --

MFS(R) INVESTORS TRUST SERIES..............................       1.30%      Service Class      $ 11.29            59
MFS(R) INVESTORS TRUST SERIES..............................       1.55%      Service Class      $ 11.25            26
MFS(R) INVESTORS TRUST SERIES..............................       1.65%      Service Class      $ 11.24            25
MFS(R) INVESTORS TRUST SERIES..............................       1.70%      Service Class      $ 11.23             1

MFS(R) TECHNOLOGY PORTFOLIO................................       1.30%      Service Class      $ 12.17            75
MFS(R) TECHNOLOGY PORTFOLIO................................       1.55%      Service Class      $ 12.14            37

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MFS(R) TECHNOLOGY PORTFOLIO...............       1.65%     Service Class      $ 12.13             42
MFS(R) TECHNOLOGY PORTFOLIO...............       1.70%     Service Class      $ 12.12              2

MFS(R) UTILITIES SERIES...................       1.30%     Service Class      $ 11.80             84
MFS(R) UTILITIES SERIES...................       1.55%     Service Class      $ 11.76             22
MFS(R) UTILITIES SERIES...................       1.65%     Service Class      $ 11.75             25
MFS(R) UTILITIES SERIES...................       1.70%     Service Class      $ 11.74              9

MULTIMANAGER AGGRESSIVE EQUITY............       0.50%           B            $ 67.09             --
MULTIMANAGER AGGRESSIVE EQUITY............       0.95%           B            $ 59.92              1
MULTIMANAGER AGGRESSIVE EQUITY............       1.20%           B            $ 56.25          1,032
MULTIMANAGER AGGRESSIVE EQUITY............       1.25%           B            $ 11.95          5,358
MULTIMANAGER AGGRESSIVE EQUITY............       1.30%           B            $ 11.79          4,150
MULTIMANAGER AGGRESSIVE EQUITY............       1.35%           B            $ 54.16            327
MULTIMANAGER AGGRESSIVE EQUITY............       1.40%           B            $ 53.48          1,749
MULTIMANAGER AGGRESSIVE EQUITY............       1.50%           B            $ 11.73          8,300
MULTIMANAGER AGGRESSIVE EQUITY............       1.55%           B            $ 51.49          1,021
MULTIMANAGER AGGRESSIVE EQUITY............       1.60%           B            $ 50.84            669
MULTIMANAGER AGGRESSIVE EQUITY............       1.65%           B            $ 11.60          8,625
MULTIMANAGER AGGRESSIVE EQUITY............       1.70%           B            $ 49.57            250
MULTIMANAGER AGGRESSIVE EQUITY............       1.80%           B            $ 48.33             10
MULTIMANAGER AGGRESSIVE EQUITY............       1.90%           B            $ 47.12              1

MULTIMANAGER CORE BOND....................       0.50%           B            $ 14.74             --
MULTIMANAGER CORE BOND....................       0.95%           B            $ 14.15             --
MULTIMANAGER CORE BOND....................       1.20%           B            $ 13.83          7,381
MULTIMANAGER CORE BOND....................       1.25%           B            $ 12.80          7,888
MULTIMANAGER CORE BOND....................       1.30%           B            $ 12.78         11,264
MULTIMANAGER CORE BOND....................       1.35%           B            $ 13.64            813
MULTIMANAGER CORE BOND....................       1.40%           B            $ 13.58         12,876
MULTIMANAGER CORE BOND....................       1.50%           B            $ 12.57         12,349
MULTIMANAGER CORE BOND....................       1.55%           B            $ 13.40          9,742
MULTIMANAGER CORE BOND....................       1.60%           B            $ 13.34          4,073
MULTIMANAGER CORE BOND....................       1.65%           B            $ 12.43         18,690
MULTIMANAGER CORE BOND....................       1.70%           B            $ 13.21          3,413
MULTIMANAGER CORE BOND....................       1.80%           B            $ 13.09             25
MULTIMANAGER CORE BOND....................       1.90%           B            $ 12.97              3

MULTIMANAGER INTERNATIONAL EQUITY.........       0.50%           B            $ 14.29             --
MULTIMANAGER INTERNATIONAL EQUITY.........       0.95%           B            $ 13.72             --
MULTIMANAGER INTERNATIONAL EQUITY.........       1.20%           B            $ 13.41          2,387
MULTIMANAGER INTERNATIONAL EQUITY.........       1.25%           B            $ 14.48          3,317
MULTIMANAGER INTERNATIONAL EQUITY.........       1.30%           B            $ 14.41          3,852
MULTIMANAGER INTERNATIONAL EQUITY.........       1.35%           B            $ 13.23            392
MULTIMANAGER INTERNATIONAL EQUITY.........       1.40%           B            $ 13.17          3,730
MULTIMANAGER INTERNATIONAL EQUITY.........       1.50%           B            $ 14.21          4,866
MULTIMANAGER INTERNATIONAL EQUITY.........       1.55%           B            $ 12.99          4,046
MULTIMANAGER INTERNATIONAL EQUITY.........       1.60%           B            $ 12.93          1,251
MULTIMANAGER INTERNATIONAL EQUITY.........       1.65%           B            $ 14.06          7,570
MULTIMANAGER INTERNATIONAL EQUITY.........       1.70%           B            $ 12.81            842
MULTIMANAGER INTERNATIONAL EQUITY.........       1.80%           B            $ 12.69              8
MULTIMANAGER INTERNATIONAL EQUITY.........       1.90%           B            $ 12.58              1

MULTIMANAGER LARGE CAP CORE EQUITY........       0.50%           B            $ 11.84             --
MULTIMANAGER LARGE CAP CORE EQUITY........       0.95%           B            $ 11.36             --
MULTIMANAGER LARGE CAP CORE EQUITY........       1.20%           B            $ 11.11          1,524

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MULTIMANAGER LARGE CAP CORE EQUITY........       1.25%           B            $ 12.10            940
MULTIMANAGER LARGE CAP CORE EQUITY........       1.30%           B            $ 12.04            928
MULTIMANAGER LARGE CAP CORE EQUITY........       1.35%           B            $ 10.96            153
MULTIMANAGER LARGE CAP CORE EQUITY........       1.40%           B            $ 10.91          2,699
MULTIMANAGER LARGE CAP CORE EQUITY........       1.50%           B            $ 11.88          1,498
MULTIMANAGER LARGE CAP CORE EQUITY........       1.55%           B            $ 10.76          1,066
MULTIMANAGER LARGE CAP CORE EQUITY........       1.60%           B            $ 10.71            856
MULTIMANAGER LARGE CAP CORE EQUITY........       1.65%           B            $ 11.75          2,716
MULTIMANAGER LARGE CAP CORE EQUITY........       1.70%           B            $ 10.61            416
MULTIMANAGER LARGE CAP CORE EQUITY........       1.80%           B            $ 10.52              1
MULTIMANAGER LARGE CAP CORE EQUITY........       1.90%           B            $ 10.42             --

MULTIMANAGER LARGE CAP VALUE..............       0.50%           B            $ 13.24             --
MULTIMANAGER LARGE CAP VALUE..............       0.95%           B            $ 12.71             14
MULTIMANAGER LARGE CAP VALUE..............       1.20%           B            $ 12.42          2,921
MULTIMANAGER LARGE CAP VALUE..............       1.25%           B            $ 13.37          2,975
MULTIMANAGER LARGE CAP VALUE..............       1.30%           B            $ 13.31          3,101
MULTIMANAGER LARGE CAP VALUE..............       1.35%           B            $ 12.25            334
MULTIMANAGER LARGE CAP VALUE..............       1.40%           B            $ 12.20          5,125
MULTIMANAGER LARGE CAP VALUE..............       1.50%           B            $ 13.13          4,871
MULTIMANAGER LARGE CAP VALUE..............       1.55%           B            $ 12.03          3,050
MULTIMANAGER LARGE CAP VALUE..............       1.60%           B            $ 11.98          1,891
MULTIMANAGER LARGE CAP VALUE..............       1.65%           B            $ 12.98          5,659
MULTIMANAGER LARGE CAP VALUE..............       1.70%           B            $ 11.87            753
MULTIMANAGER LARGE CAP VALUE..............       1.80%           B            $ 11.76             26
MULTIMANAGER LARGE CAP VALUE..............       1.90%           B            $ 11.65              3

MULTIMANAGER MID CAP GROWTH...............       0.50%           B            $ 12.70             --
MULTIMANAGER MID CAP GROWTH...............       0.95%           B            $ 12.19             --
MULTIMANAGER MID CAP GROWTH...............       1.20%           B            $ 11.92          3,508
MULTIMANAGER MID CAP GROWTH...............       1.25%           B            $ 14.55          2,295
MULTIMANAGER MID CAP GROWTH...............       1.30%           B            $ 14.49          2,136
MULTIMANAGER MID CAP GROWTH...............       1.35%           B            $ 11.76            323
MULTIMANAGER MID CAP GROWTH...............       1.40%           B            $ 11.70          5,692
MULTIMANAGER MID CAP GROWTH...............       1.50%           B            $ 14.29          3,349
MULTIMANAGER MID CAP GROWTH...............       1.55%           B            $ 11.54          2,479
MULTIMANAGER MID CAP GROWTH...............       1.60%           B            $ 11.49          1,969
MULTIMANAGER MID CAP GROWTH...............       1.65%           B            $ 14.13          4,760
MULTIMANAGER MID CAP GROWTH...............       1.70%           B            $ 11.39            783
MULTIMANAGER MID CAP GROWTH...............       1.80%           B            $ 11.28              9
MULTIMANAGER MID CAP GROWTH...............       1.90%           B            $ 11.18              2

MULTIMANAGER MID CAP VALUE................       0.50%           B            $ 16.46             --
MULTIMANAGER MID CAP VALUE................       0.95%           B            $ 15.80              2
MULTIMANAGER MID CAP VALUE................       1.20%           B            $ 15.45          2,764
MULTIMANAGER MID CAP VALUE................       1.25%           B            $ 16.52          2,341
MULTIMANAGER MID CAP VALUE................       1.30%           B            $ 16.45          2,689
MULTIMANAGER MID CAP VALUE................       1.35%           B            $ 15.24            334
MULTIMANAGER MID CAP VALUE................       1.40%           B            $ 15.17          4,584
MULTIMANAGER MID CAP VALUE................       1.50%           B            $ 16.22          3,593
MULTIMANAGER MID CAP VALUE................       1.55%           B            $ 14.96          2,739
MULTIMANAGER MID CAP VALUE................       1.60%           B            $ 14.89          1,604
MULTIMANAGER MID CAP VALUE................       1.65%           B            $ 16.04          4,840
MULTIMANAGER MID CAP VALUE................       1.70%           B            $ 14.76            760
MULTIMANAGER MID CAP VALUE................       1.80%           B            $ 14.62             14
MULTIMANAGER MID CAP VALUE................       1.90%           B            $ 14.49              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........       0.50%           B            $ 34.87             --
MULTIMANAGER MULTI-SECTOR BOND........       0.95%           B            $ 31.27              3
MULTIMANAGER MULTI-SECTOR BOND........       1.20%           B            $ 29.43          2,148
MULTIMANAGER MULTI-SECTOR BOND........       1.25%           B            $ 11.02          6,032
MULTIMANAGER MULTI-SECTOR BOND........       1.30%           B            $ 10.89          3,634
MULTIMANAGER MULTI-SECTOR BOND........       1.35%           B            $ 28.38          1,017
MULTIMANAGER MULTI-SECTOR BOND........       1.40%           B            $ 28.04          3,528
MULTIMANAGER MULTI-SECTOR BOND........       1.50%           B            $ 10.82         10,052
MULTIMANAGER MULTI-SECTOR BOND........       1.55%           B            $ 27.03          2,079
MULTIMANAGER MULTI-SECTOR BOND........       1.60%           B            $ 26.70          1,666
MULTIMANAGER MULTI-SECTOR BOND........       1.65%           B            $ 10.70          8,961
MULTIMANAGER MULTI-SECTOR BOND........       1.70%           B            $ 26.06            641
MULTIMANAGER MULTI-SECTOR BOND........       1.80%           B            $ 25.43              9
MULTIMANAGER MULTI-SECTOR BOND........       1.90%           B            $ 24.82             --

MULTIMANAGER SMALL CAP GROWTH.........       0.50%           B            $  9.52             --
MULTIMANAGER SMALL CAP GROWTH.........       0.95%           B            $  9.01             --
MULTIMANAGER SMALL CAP GROWTH.........       1.20%           B            $  8.74            638
MULTIMANAGER SMALL CAP GROWTH.........       1.25%           B            $  8.69          3,507
MULTIMANAGER SMALL CAP GROWTH.........       1.30%           B            $  4.98          7,726
MULTIMANAGER SMALL CAP GROWTH.........       1.35%           B            $  8.58            327
MULTIMANAGER SMALL CAP GROWTH.........       1.40%           B            $  8.53          1,369
MULTIMANAGER SMALL CAP GROWTH.........       1.50%           B            $  8.43          5,243
MULTIMANAGER SMALL CAP GROWTH.........       1.55%           B            $  8.37          4,459
MULTIMANAGER SMALL CAP GROWTH.........       1.60%           B            $  8.32            379
MULTIMANAGER SMALL CAP GROWTH.........       1.65%           B            $  8.27          7,044
MULTIMANAGER SMALL CAP GROWTH.........       1.70%           B            $  8.22            746
MULTIMANAGER SMALL CAP GROWTH.........       1.80%           B            $  8.12              1
MULTIMANAGER SMALL CAP GROWTH.........       1.90%           B            $  8.02             --

MULTIMANAGER SMALL CAP VALUE..........       0.50%           B            $ 18.36             --
MULTIMANAGER SMALL CAP VALUE..........       0.95%           B            $ 17.31              4
MULTIMANAGER SMALL CAP VALUE..........       1.20%           B            $ 16.75          3,404
MULTIMANAGER SMALL CAP VALUE..........       1.25%           B            $ 12.58          4,833
MULTIMANAGER SMALL CAP VALUE..........       1.30%           B            $ 12.49          1,478
MULTIMANAGER SMALL CAP VALUE..........       1.35%           B            $ 16.42          1,650
MULTIMANAGER SMALL CAP VALUE..........       1.40%           B            $ 16.31          4,601
MULTIMANAGER SMALL CAP VALUE..........       1.50%           B            $ 12.35          6,348
MULTIMANAGER SMALL CAP VALUE..........       1.55%           B            $ 15.99          1,878
MULTIMANAGER SMALL CAP VALUE..........       1.60%           B            $ 15.89          2,303
MULTIMANAGER SMALL CAP VALUE..........       1.65%           B            $ 12.21          5,724
MULTIMANAGER SMALL CAP VALUE..........       1.70%           B            $ 15.68            612
MULTIMANAGER SMALL CAP VALUE..........       1.80%           B            $ 15.48             28
MULTIMANAGER SMALL CAP VALUE..........       1.90%           B            $ 15.27              5

MULTIMANAGER TECHNOLOGY...............       0.50%           B            $ 12.65             --
MULTIMANAGER TECHNOLOGY...............       0.95%           B            $ 12.14             11
MULTIMANAGER TECHNOLOGY...............       1.20%           B            $ 11.87          1,987
MULTIMANAGER TECHNOLOGY...............       1.25%           B            $ 13.82          2,728
MULTIMANAGER TECHNOLOGY...............       1.30%           B            $ 13.76          3,303
MULTIMANAGER TECHNOLOGY...............       1.35%           B            $ 11.71            551
MULTIMANAGER TECHNOLOGY...............       1.40%           B            $ 11.66          4,626
MULTIMANAGER TECHNOLOGY...............       1.50%           B            $ 13.57          5,506
MULTIMANAGER TECHNOLOGY...............       1.55%           B            $ 11.50          5,183
MULTIMANAGER TECHNOLOGY...............       1.60%           B            $ 11.45          1,814

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                ----------   ---------------   ------------   ------------
MULTIMANAGER TECHNOLOGY......................................       1.65%          B             $ 13.42          5,979
MULTIMANAGER TECHNOLOGY......................................       1.70%          B             $ 11.34            705
MULTIMANAGER TECHNOLOGY......................................       1.80%          B             $ 11.24              7
MULTIMANAGER TECHNOLOGY......................................       1.90%          B             $ 11.14             --

MUTUAL SHARES SECURITIES FUND................................       1.30%       Class 2          $ 10.74             69
MUTUAL SHARES SECURITIES FUND................................       1.55%       Class 2          $ 10.71             19
MUTUAL SHARES SECURITIES FUND................................       1.65%       Class 2          $ 10.70             51
MUTUAL SHARES SECURITIES FUND................................       1.70%       Class 2          $ 10.70              7

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.30%    Advisor Class       $ 12.96            164
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.55%    Advisor Class       $ 12.93             22
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.65%    Advisor Class       $ 12.91             99
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.70%    Advisor Class       $ 12.90             31

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.30%    Advisor Class       $ 11.11            244
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.55%    Advisor Class       $ 11.08             86
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.65%    Advisor Class       $ 11.07            107
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.70%    Advisor Class       $ 11.06             35

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.30%    Advisor Class       $ 10.64            462
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.55%    Advisor Class       $ 10.61            113
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.65%    Advisor Class       $ 10.59            290
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.70%    Advisor Class       $ 10.59             75

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.30%    Advisor Class       $ 10.64          1,151
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.55%    Advisor Class       $ 10.61            222
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.65%    Advisor Class       $ 10.60            607
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.70%    Advisor Class       $ 10.60            288

PROFUND VP BEAR..............................................       1.30%    Common Shares       $  7.84             20
PROFUND VP BEAR..............................................       1.55%    Common Shares       $  7.82              6
PROFUND VP BEAR..............................................       1.65%    Common Shares       $  7.81             26
PROFUND VP BEAR..............................................       1.70%    Common Shares       $  7.81              3

PROFUND VP BIOTECHNOLOGY.....................................       1.30%    Common Shares       $ 10.47             39
PROFUND VP BIOTECHNOLOGY.....................................       1.55%    Common Shares       $ 10.44             13
PROFUND VP BIOTECHNOLOGY.....................................       1.65%    Common Shares       $ 10.42             18
PROFUND VP BIOTECHNOLOGY.....................................       1.70%    Common Shares       $ 10.42              1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.30%       Class II         $ 11.99             71
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.55%       Class II         $ 11.95             43
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.65%       Class II         $ 11.94             38
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.70%       Class II         $ 11.93              1

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.30%       Class 2          $ 11.95            158
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.55%       Class 2          $ 11.92             43
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.65%       Class 2          $ 11.90             76
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.70%       Class 2          $ 11.90              3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ----------------   ------------   ------------
TEMPLETON FOREIGN SECURITIES FUND............       1.30%        Class 2          $ 10.79           158
TEMPLETON FOREIGN SECURITIES FUND............       1.55%        Class 2          $ 10.75            23
TEMPLETON FOREIGN SECURITIES FUND............       1.65%        Class 2          $ 10.74            60
TEMPLETON FOREIGN SECURITIES FUND............       1.70%        Class 2          $ 10.74            23

TEMPLETON GLOBAL BOND SECURITIES FUND........       1.30%        Class 2          $ 11.35           777
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.55%        Class 2          $ 11.32           189
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.65%        Class 2          $ 11.31           437
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.70%        Class 2          $ 11.30            89

TEMPLETON GROWTH SECURITIES FUND.............       1.30%        Class 2          $ 10.30            21
TEMPLETON GROWTH SECURITIES FUND.............       1.55%        Class 2          $ 10.27             4
TEMPLETON GROWTH SECURITIES FUND.............       1.65%        Class 2          $ 10.26            34
TEMPLETON GROWTH SECURITIES FUND.............       1.70%        Class 2          $ 10.26             1

VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.30%    Class S Shares       $ 13.08           327
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.55%    Class S Shares       $ 13.04            95
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.65%    Class S Shares       $ 13.03           135
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.70%    Class S Shares       $ 13.02            31

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                    ALLIANCEBERNSTEIN VPS
                                                       ALL ASSET       BALANCED WEALTH
                                                      ALLOCATION*    STRATEGY PORTFOLIO
                                                     ------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 27,315           $  5,544
 Expenses:
  Less: Asset-based charges.........................     10,089              7,746
                                                       --------           --------
NET INVESTMENT INCOME (LOSS)........................     17,226             (2,202)
                                                       --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,100)             2,320
  Realized gain distribution from The Trusts........     39,375                 --
                                                       --------           --------
 Net realized gain (loss)...........................     36,275              2,320
                                                       --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     98,495             82,744
                                                       --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    134,770             85,064
                                                       --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $151,996           $ 82,862
                                                       ========           ========


                                                      ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                       INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                            PORTFOLIO           COMPANY VALUE          VALUE
                                                     ----------------------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $  2,246              $ 2,418            $ 29,682
 Expenses:
  Less: Asset-based charges.........................           5,822                2,166              13,666
                                                            --------              -------            --------
NET INVESTMENT INCOME (LOSS)........................          (3,576)                 252              16,016
                                                            --------              -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            (755)                (490)              4,713
  Realized gain distribution from The Trusts........              --                   --                  --
                                                            --------              -------            --------
 Net realized gain (loss)...........................            (755)                (490)              4,713
                                                            --------              -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         125,947               30,689             228,547
                                                            --------              -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         125,192               30,199             233,260
                                                            --------              -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $121,616              $30,451            $249,276
                                                            ========              =======            ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION*       STRATEGY*       ALLOCATION*
                                                     ----------------- -------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    44,530,588   $ 5,504,517      $ 42,174,090
 Expenses:
  Less: Asset-based charges.........................       43,293,007     3,945,554        30,230,383
                                                      ---------------   -----------      ------------
NET INVESTMENT INCOME (LOSS)........................        1,237,581     1,558,963        11,943,707
                                                      ---------------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (250,173,315)      807,208        (1,396,274)
  Realized gain distribution from The Trusts........       66,898,067     2,231,150        84,033,297
                                                      ---------------   -----------      ------------
 Net realized gain (loss)...........................     (183,275,248)    3,038,358        82,637,023
                                                      ---------------   -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      488,754,760    25,097,789        19,959,612
                                                      ---------------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      305,479,512    28,136,147       102,596,635
                                                      ---------------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   306,717,093   $29,695,110      $114,540,342
                                                      ===============   ===========      ============


                                                      AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                     ------------------ ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 3,071,346        $1,912,645          $  34,431,142
 Expenses:
  Less: Asset-based charges.........................       2,339,225         1,403,107             25,911,973
                                                         -----------        ----------          -------------
NET INVESTMENT INCOME (LOSS)........................         732,121           509,538              8,519,169
                                                         -----------        ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         805,874           899,682            (48,205,294)
  Realized gain distribution from The Trusts........       1,271,367           597,700             51,875,170
                                                         -----------        ----------          -------------
 Net realized gain (loss)...........................       2,077,241         1,497,382              3,669,876
                                                         -----------        ----------          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,327,306         3,082,030            115,049,961
                                                         -----------        ----------          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,404,547         4,579,412            118,719,837
                                                         -----------        ----------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $14,136,668        $5,088,950          $ 127,239,006
                                                         ===========        ==========          =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA GROWTH     AXA MODERATE      AXA MODERATE
                                                       STRATEGY*      ALLOCATION*     GROWTH STRATEGY*
                                                     ------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 5,992,969   $   153,290,909      $13,383,405
 Expenses:
  Less: Asset-based charges.........................    5,747,886       107,351,580        9,741,677
                                                      -----------   ---------------      -----------
NET INVESTMENT INCOME (LOSS)........................      245,083        45,939,329        3,641,728
                                                      -----------   ---------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,908,286      (148,671,531)       1,968,626
  Realized gain distribution from The Trusts........    3,271,588       174,676,439        5,425,752
                                                      -----------   ---------------      -----------
 Net realized gain (loss)...........................    5,179,874        26,004,908        7,394,378
                                                      -----------   ---------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   40,955,455       505,050,402       72,357,490
                                                      -----------   ---------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   46,135,329       531,055,310       79,751,868
                                                      -----------   ---------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $46,380,412   $   576,994,639      $83,393,596
                                                      ===========   ===============      ===========


                                                      AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                         ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                     ------------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   177,666,482     $    7,286      $      315
 Expenses:
  Less: Asset-based charges.........................       156,987,655        132,189         118,638
                                                       ---------------     ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        20,678,827       (124,903)       (118,323)
                                                       ---------------     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (314,649,277)        34,113          31,675
  Realized gain distribution from The Trusts........       282,780,244        682,892         499,856
                                                       ---------------     ----------      ----------
 Net realized gain (loss)...........................       (31,869,033)       717,005         531,531
                                                       ---------------     ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       996,339,245      2,895,878       2,433,989
                                                       ---------------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       964,470,212      3,612,883       2,965,520
                                                       ---------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   985,149,039     $3,487,980      $2,847,197
                                                       ===============     ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      AXA TACTICAL        BLACKROCK
                                                      AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                      MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                     -------------- ---------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  124,291      $  228,258        $  209,675
 Expenses:
  Less: Asset-based charges.........................      280,397         241,286           137,558
                                                       ----------      ----------        ----------
NET INVESTMENT INCOME (LOSS)........................     (156,106)        (13,028)           72,117
                                                       ----------      ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       19,089          (6,678)          (17,244)
  Realized gain distribution from The Trusts........      874,415         100,721           113,888
                                                       ----------      ----------        ----------
 Net realized gain (loss)...........................      893,504          94,043            96,644
                                                       ----------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    4,055,677       3,313,728         1,231,110
                                                       ----------      ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    4,949,181       3,407,771         1,327,754
                                                       ----------      ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $4,793,075      $3,394,743        $1,399,871
                                                       ==========      ==========        ==========


                                                          BLACKROCK
                                                      LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  7,387           $ 14,515,985          $      1,014
 Expenses:
  Less: Asset-based charges.........................         9,645              9,517,838             5,402,813
                                                          --------           ------------          ------------
NET INVESTMENT INCOME (LOSS)........................        (2,258)             4,998,147            (5,401,799)
                                                          --------           ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           803            (75,518,603)          (10,937,416)
  Realized gain distribution from The Trusts........            --                     --                    --
                                                          --------           ------------          ------------
 Net realized gain (loss)...........................           803            (75,518,603)          (10,937,416)
                                                          --------           ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       174,217             91,853,963           121,150,323
                                                          --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       175,020             16,335,360           110,212,907
                                                          --------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $172,762           $ 21,333,507          $104,811,108
                                                          ========           ============          ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                               EQ/BLACKROCK     EQ/BLACKROCK
                                                         EQ/AXA FRANKLIN        BASIC VALUE     INTERNATIONAL
                                                      SMALL CAP VALUE CORE*       EQUITY*          VALUE*
                                                     ----------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    215,481         $ 10,111,164     $  5,328,761
 Expenses:
  Less: Asset-based charges.........................         1,653,021           11,349,170       10,325,684
                                                          ------------         ------------     ------------
NET INVESTMENT INCOME (LOSS)........................        (1,437,540)          (1,238,006)      (4,996,923)
                                                          ------------         ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,335,672          (24,211,249)     (46,214,094)
  Realized gain distribution from The Trusts........                --                   --               --
                                                          ------------         ------------     ------------
 Net realized gain (loss)...........................         2,335,672          (24,211,249)     (46,214,094)
                                                          ------------         ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,255,032          107,145,393       79,693,302
                                                          ------------         ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        24,590,704           82,934,144       33,479,208
                                                          ------------         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 23,153,164         $ 81,696,138     $ 28,482,285
                                                          ============         ============     ============


                                                      EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                        EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                     -------------------- --------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  4,615,501         $    21,881         $ 1,268,745
 Expenses:
  Less: Asset-based charges.........................        2,730,596             654,297           4,697,162
                                                         ------------         -----------         -----------
NET INVESTMENT INCOME (LOSS)........................        1,884,905            (632,416)         (3,428,417)
                                                         ------------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (13,445,593)         (2,591,833)         (6,346,066)
  Realized gain distribution from The Trusts........               --                  --                  --
                                                         ------------         -----------         -----------
 Net realized gain (loss)...........................      (13,445,593)         (2,591,833)         (6,346,066)
                                                         ------------         -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       37,462,138           7,974,772          43,790,728
                                                         ------------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       24,016,545           5,382,939          37,444,662
                                                         ------------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 25,901,450         $ 4,750,523         $34,016,245
                                                         ============         ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON         EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*      BOND INDEX*
                                                     -------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  6,293,359       $  9,559,656     $ 24,137,575
 Expenses:
  Less: Asset-based charges.........................       12,333,346         10,993,051       15,689,549
                                                         ------------       ------------     ------------
NET INVESTMENT INCOME (LOSS)........................       (6,039,987)        (1,433,395)       8,448,026
                                                         ------------       ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (9,628,458)       (23,550,500)     (27,611,329)
  Realized gain distribution from The Trusts........               --                 --               --
                                                         ------------       ------------     ------------
 Net realized gain (loss)...........................       (9,628,458)       (23,550,500)     (27,611,329)
                                                         ------------       ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      129,006,990        126,777,315       62,747,112
                                                         ------------       ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      119,378,532        103,226,815       35,135,783
                                                         ------------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $113,338,545       $101,793,420     $ 43,583,809
                                                         ============       ============     ============


                                                       EQ/DAVIS NEW       EQ/EQUITY        EQ/EQUITY
                                                       YORK VENTURE*     500 INDEX*      GROWTH PLUS*
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,713,279     $ 16,461,961     $  3,497,518
 Expenses:
  Less: Asset-based charges.........................      5,051,266       16,836,990       18,057,206
                                                       ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................     (2,337,987)        (375,029)     (14,559,688)
                                                       ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,273,215)     (24,017,262)     (22,200,303)
  Realized gain distribution from The Trusts........             --               --               --
                                                       ------------     ------------     ------------
 Net realized gain (loss)...........................    (14,273,215)     (24,017,262)     (22,200,303)
                                                       ------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     49,500,530      164,923,811      192,797,317
                                                       ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     35,227,315      140,906,549      170,597,014
                                                       ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 32,889,328     $140,531,520     $156,037,326
                                                       ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/FRANKLIN         EQ/FRANKLIN         EQ/GAMCO MERGERS
                                                      CORE BALANCED*   TEMPLETON ALLOCATION*   AND ACQUISITIONS*
                                                     ---------------- ----------------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 16,219,176        $ 26,180,060           $        --
 Expenses:
  Less: Asset-based charges.........................      8,293,537          20,022,865             2,295,384
                                                       ------------        ------------           -----------
NET INVESTMENT INCOME (LOSS)........................      7,925,639           6,157,195            (2,295,384)
                                                       ------------        ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (48,297,438)        (48,402,797)              120,706
  Realized gain distribution from The Trusts........             --                  --             4,427,035
                                                       ------------        ------------           -----------
 Net realized gain (loss)...........................    (48,297,438)        (48,402,797)            4,547,741
                                                       ------------        ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     89,802,920         152,079,246             9,750,229
                                                       ------------        ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     41,505,482         103,676,449            14,297,970
                                                       ------------        ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 49,431,121        $109,833,644           $12,002,586
                                                       ============        ============           ===========


                                                      EQ/GAMCO SMALL      EQ/GLOBAL          EQ/GLOBAL
                                                      COMPANY VALUE*     BOND PLUS*     MULTI-SECTOR EQUITY*
                                                     ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,604,098     $ 13,120,957       $ 11,935,887
 Expenses:
  Less: Asset-based charges.........................     10,274,484        6,709,165         16,007,507
                                                       ------------     ------------       ------------
NET INVESTMENT INCOME (LOSS)........................     (7,670,386)       6,411,792         (4,071,620)
                                                       ------------     ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      7,145,762      (11,435,204)       (93,814,827)
  Realized gain distribution from The Trusts........             --               --                 --
                                                       ------------     ------------       ------------
 Net realized gain (loss)...........................      7,145,762      (11,435,204)       (93,814,827)
                                                       ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    194,551,939       24,553,768        195,853,821
                                                       ------------     ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    201,697,701       13,118,564        102,038,994
                                                       ------------     ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $194,027,315     $ 19,530,356       $ 97,967,374
                                                       ============     ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/INTERMEDIATE
                                                        GOVERNMENT     EQ/INTERNATIONAL
                                                        BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                     ---------------- ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 4,722,829       $ 13,216,952           $ 61,648
 Expenses:
  Less: Asset-based charges.........................     5,672,939         10,880,657              8,363
                                                       -----------       ------------           --------
NET INVESTMENT INCOME (LOSS)........................      (950,110)         2,336,295             53,285
                                                       -----------       ------------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        11,700        (38,528,670)             1,292
  Realized gain distribution from The Trusts........            --                 --             76,577
                                                       -----------       ------------           --------
 Net realized gain (loss)...........................        11,700        (38,528,670)            77,869
                                                       -----------       ------------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    10,662,192         90,147,494            137,277
                                                       -----------       ------------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,673,892         51,618,824            215,146
                                                       -----------       ------------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,723,782       $ 53,955,119           $268,431
                                                       ===========       ============           ========


                                                      EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                           GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                     ------------------ ----------------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,933,525        $  3,448,904          $ 1,501,632
 Expenses:
  Less: Asset-based charges.........................       4,473,461           3,779,599            2,205,573
                                                        ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................      (1,539,936)           (330,695)            (703,941)
                                                        ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (12,960,436)        (15,337,191)          (5,405,163)
  Realized gain distribution from The Trusts........              --                  --           11,355,608
                                                        ------------        ------------          -----------
 Net realized gain (loss)...........................     (12,960,436)        (15,337,191)           5,950,445
                                                        ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      54,538,719          42,809,362           12,483,696
                                                        ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      41,578,283          27,472,171           18,434,141
                                                        ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 40,038,347        $ 27,141,476          $17,730,200

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX*   GROWTH PLUS*    VALUE INDEX*
                                                     --------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,996,632    $   923,544     $  1,676,709
 Expenses:
  Less: Asset-based charges.........................     4,595,904      3,588,545        1,619,259
                                                       -----------    -----------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,599,272)    (2,665,001)          57,450
                                                       -----------    -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     4,081,061     (2,058,115)     (17,662,023)
  Realized gain distribution from The Trusts........            --             --               --
                                                       -----------    -----------     ------------
 Net realized gain (loss)...........................     4,081,061     (2,058,115)     (17,662,023)
                                                       -----------    -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    39,038,701     34,373,610       31,190,003
                                                       -----------    -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    43,119,762     32,315,495       13,527,980
                                                       -----------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $41,520,490    $29,650,494     $ 13,585,430
                                                       ===========    ===========     ============


                                                       EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                        VALUE PLUS*    GROWTH AND INCOME*   LARGE CAP CORE*
                                                     ---------------- -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,754,270       $   659,063        $   660,458
 Expenses:
  Less: Asset-based charges.........................     16,326,572         2,001,383          2,490,176
                                                       ------------       -----------        -----------
NET INVESTMENT INCOME (LOSS)........................     (3,572,302)       (1,342,320)        (1,829,718)
                                                       ------------       -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (79,295,631)       (8,933,820)           764,286
  Realized gain distribution from The Trusts........             --                --                 --
                                                       ------------       -----------        -----------
 Net realized gain (loss)...........................    (79,295,631)       (8,933,820)           764,286
                                                       ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    201,532,934        30,082,515         21,860,374
                                                       ------------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    122,237,303        21,148,695         22,624,660
                                                       ------------       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $118,665,001       $19,806,375        $20,794,942
                                                       ============       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/MID CAP       EQ/MID CAP
                                                          INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                     --------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,911,604    $  10,546,927      $     12,568
 Expenses:
  Less: Asset-based charges.........................      9,715,949       15,774,449        11,474,003
                                                       ------------    -------------      ------------
NET INVESTMENT INCOME (LOSS)........................     (4,804,345)      (5,227,522)      (11,461,435)
                                                       ------------    -------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (53,827,554)    (124,431,143)          (34,619)
  Realized gain distribution from The Trusts........             --               --                --
                                                       ------------    -------------      ------------
 Net realized gain (loss)...........................    (53,827,554)    (124,431,143)          (34,619)
                                                       ------------    -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    203,223,970      332,475,742            93,700
                                                       ------------    -------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    149,396,416      208,044,599            59,081
                                                       ------------    -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $144,592,071    $ 202,817,077      $(11,402,354)
                                                       ============    =============      ============


                                                         EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                      CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   944,317       $    545,198       $  4,100,540
 Expenses:
  Less: Asset-based charges.........................       2,506,849          7,028,661          3,414,320
                                                         -----------       ------------       ------------
NET INVESTMENT INCOME (LOSS)........................      (1,562,532)        (6,483,463)           686,220
                                                         -----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (3,832,437)         1,711,327        (15,707,826)
  Realized gain distribution from The Trusts........              --            428,383                 --
                                                         -----------       ------------       ------------
 Net realized gain (loss)...........................      (3,832,437)         2,139,710        (15,707,826)
                                                         -----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      15,990,596        134,660,911         36,768,566
                                                         -----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      12,158,159        136,800,621         21,060,740
                                                         -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $10,595,627       $130,317,158       $ 21,746,960
                                                         ===========       ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                         GLOBAL*        SHORT BOND*      BOND PLUS*
                                                     --------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 1,219,794     $  4,515,481     $ 60,620,494
 Expenses:
  Less: Asset-based charges.........................     2,814,784       21,175,933        8,491,659
                                                       -----------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,594,990)     (16,660,452)      52,128,835
                                                       -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,794,188)     (32,817,732)      (6,003,038)
  Realized gain distribution from The Trusts........            --               --               --
                                                       -----------     ------------     ------------
 Net realized gain (loss)...........................    (5,794,188)     (32,817,732)      (6,003,038)
                                                       -----------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    31,989,119       40,441,026      (19,985,136)
                                                       -----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    26,194,931        7,623,294      (25,988,174)
                                                       -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $24,599,941     $ (9,037,158)    $ 26,140,661
                                                       ===========     ============     ============


                                                         EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                      COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  4,317,793      $     1,048        $  2,670,539
 Expenses:
  Less: Asset-based charges.........................     6,578,496        4,925,571           2,729,248
                                                      ------------      -----------        ------------
NET INVESTMENT INCOME (LOSS)........................    (2,260,703)      (4,924,523)            (58,709)
                                                      ------------      -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (24,935,414)      (2,732,322)        (11,950,986)
  Realized gain distribution from The Trusts........            --               --                  --
                                                      ------------      -----------        ------------
 Net realized gain (loss)...........................   (24,935,414)      (2,732,322)        (11,950,986)
                                                      ------------      -----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   125,792,660       56,083,078          23,739,286
                                                      ------------      -----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   100,857,246       53,350,756          11,788,300
                                                      ------------      -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 98,596,543      $48,426,233        $ 11,729,591
                                                      ============      ===========        ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                        EQ/WELLS FARGO
                                                      EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                          INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                     ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   473,390      $ 2,744,724      $    43,760
 Expenses:
  Less: Asset-based charges.........................       967,411        3,285,608        4,895,386
                                                       -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS)........................      (494,021)        (540,884)      (4,851,626)
                                                       -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (2,127,239)      (9,464,917)       2,820,414
  Realized gain distribution from The Trusts........            --               --       10,624,227
                                                       -----------      -----------      -----------
 Net realized gain (loss)...........................    (2,127,239)      (9,464,917)      13,444,641
                                                       -----------      -----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     9,628,253       37,945,921       44,175,021
                                                       -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     7,501,014       28,481,004       57,619,662
                                                       -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 7,006,993      $27,940,120      $52,768,036
                                                       ===========      ===========      ===========


                                                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                      GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 5,732           $   92,429         $  5,522
 Expenses:
  Less: Asset-based charges.........................        6,182               68,556           23,846
                                                          -------           ----------         --------
NET INVESTMENT INCOME (LOSS)........................         (450)              23,873          (18,324)
                                                          -------           ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,792               24,252           18,636
  Realized gain distribution from The Trusts........        2,389               17,563            7,314
                                                          -------           ----------         --------
 Net realized gain (loss)...........................        8,181               41,815           25,950
                                                          -------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       56,550            1,304,990          519,941
                                                          -------           ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       64,731            1,346,805          545,891
                                                          -------           ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $64,281           $1,370,678         $527,567
                                                          =======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                          STRATEGIC           INCOME       STRATEGIC INCOME
                                                      INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                     ------------------ ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 274,156          $ 29,939           $ 76,098
 Expenses:
  Less: Asset-based charges.........................        38,376            14,963             29,944
                                                         ---------          --------           --------
NET INVESTMENT INCOME (LOSS)........................       235,780            14,976             46,154
                                                         ---------          --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        16,322            (2,591)             7,038
  Realized gain distribution from The Trusts........       146,840                --                 --
                                                         ---------          --------           --------
 Net realized gain (loss)...........................       163,162            (2,591)             7,038
                                                         ---------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (218,791)          158,862            113,388
                                                         ---------          --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (55,629)          156,271            120,426
                                                         ---------          --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 180,151          $171,247           $166,580
                                                         =========          ========           ========


                                                      FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                          FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                          ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                     ------------------------ --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................          $20,874            $ 12,367        $     --
 Expenses:
  Less: Asset-based charges.........................            5,690              16,424           4,152
                                                              -------            --------        --------
NET INVESTMENT INCOME (LOSS)........................           15,184              (4,057)         (4,152)
                                                              -------            --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............              780              20,694         (12,347)
  Realized gain distribution from The Trusts........               79                  --              --
                                                              -------            --------        --------
 Net realized gain (loss)...........................              859              20,694         (12,347)
                                                              -------            --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................           54,429             366,648          41,149
                                                              -------            --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           55,288             387,342          28,802
                                                              -------            --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................          $70,472            $383,285        $ 24,650
                                                              =======            ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      INVESCO V.I.   INVESCO V.I.
                                                      GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                      ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                     ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $139,364       $ 38,390       $   404
 Expenses:
  Less: Asset-based charges.........................      25,758         19,621           756
                                                        --------       --------       -------
NET INVESTMENT INCOME (LOSS)........................     113,606         18,769          (352)
                                                        --------       --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       6,434          3,607           628
  Realized gain distribution from The Trusts........          --             --            --
                                                        --------       --------       -------
 Net realized gain (loss)...........................       6,434          3,607           628
                                                        --------       --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     299,536        336,872        12,057
                                                        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     305,970        340,479        12,685
                                                        --------       --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $419,576       $359,248       $12,333
                                                        ========       ========       =======


                                                      INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                      MID CAP CORE     SMALL CAP       DIVIDEND
                                                       EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                     -------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,437       $     --        $  7,735
 Expenses:
  Less: Asset-based charges.........................       7,048          5,405          22,117
                                                        --------       --------        --------
NET INVESTMENT INCOME (LOSS)........................      (4,611)        (5,405)        (14,382)
                                                        --------       --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,876        (25,501)         (2,123)
  Realized gain distribution from The Trusts........          --             --              --
                                                        --------       --------        --------
 Net realized gain (loss)...........................       2,876        (25,501)         (2,123)
                                                        --------       --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     118,073        141,132         511,615
                                                        --------       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     120,949        115,631         509,492
                                                        --------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $116,338       $110,226        $495,110
                                                        ========       ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                       IVY FUNDS VIP
                                                      IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                          ENERGY         RESOURCES      HIGH INCOME
                                                     --------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  1,177         $     --         $140,573
 Expenses:
  Less: Asset-based charges.........................      13,097           26,243           50,818
                                                        --------         --------         --------
NET INVESTMENT INCOME (LOSS)........................     (11,920)         (26,243)          89,755
                                                        --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (22,116)         (23,831)          22,354
  Realized gain distribution from The Trusts........          --               --               --
                                                        --------         --------         --------
 Net realized gain (loss)...........................     (22,116)         (23,831)          22,354
                                                        --------         --------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     468,805          824,015          397,231
                                                        --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     446,689          800,184          419,585
                                                        --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $434,769         $773,941         $509,340
                                                        ========         ========         ========


                                                                       IVY FUNDS VIP   IVY FUNDS VIP
                                                       IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                      MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                     ---------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    220         $     --        $     --
 Expenses:
  Less: Asset-based charges.........................       21,957           17,200          20,635
                                                         --------         --------        --------
NET INVESTMENT INCOME (LOSS)........................      (21,737)         (17,200)        (20,635)
                                                         --------         --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       10,693            7,900           6,893
  Realized gain distribution from The Trusts........           --           27,991              --
                                                         --------         --------        --------
 Net realized gain (loss)...........................       10,693           35,891           6,893
                                                         --------         --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      663,279          226,046         614,001
                                                         --------         --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      673,972          261,937         620,894
                                                         --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $652,235         $244,737        $600,259
                                                         ========         ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      LAZARD RETIREMENT
                                                      EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                      EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  128,734            $  5,607              $    431
 Expenses:
  Less: Asset-based charges.........................         64,655              25,679                 8,449
                                                         ----------            --------              --------
NET INVESTMENT INCOME (LOSS)........................         64,079             (20,072)               (8,018)
                                                         ----------            --------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         33,247               1,780                 1,529
  Realized gain distribution from The Trusts........             --                  --                    --
                                                         ----------            --------              --------
 Net realized gain (loss)...........................         33,247               1,780                 1,529
                                                         ----------            --------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,144,429             405,374               192,276
                                                         ----------            --------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,177,676             407,154               193,805
                                                         ----------            --------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,241,755            $387,082              $185,787
                                                         ==========            ========              ========


                                                      MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                        TRUST SERIES         PORTFOLIO            SERIES
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    214            $     --           $ 10,742
 Expenses:
  Less: Asset-based charges.........................         5,149              10,172             10,421
                                                          --------            --------           --------
NET INVESTMENT INCOME (LOSS)........................        (4,935)            (10,172)               321
                                                          --------            --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,000              (6,570)             3,866
  Realized gain distribution from The Trusts........            --                  --                 --
                                                          --------            --------           --------
 Net realized gain (loss)...........................         2,000              (6,570)             3,866
                                                          --------            --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       109,869             204,827            151,823
                                                          --------            --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       111,869             198,257            155,689
                                                          --------            --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $106,934            $188,085           $156,010
                                                         =========            ========           ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                           MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER    INTERNATIONAL
                                                      AGGRESSIVE EQUITY*    CORE BOND*        EQUITY*
                                                     -------------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,364,472       $31,775,405     $ 12,623,083
 Expenses:
  Less: Asset-based charges.........................       5,665,226        16,806,062        6,316,264
                                                        ------------       -----------     ------------
NET INVESTMENT INCOME (LOSS)........................      (3,300,754)       14,969,343        6,306,819
                                                        ------------       -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (10,011,442)       16,880,712      (30,024,963)
  Realized gain distribution from The Trusts........              --        15,063,964               --
                                                        ------------       -----------     ------------
 Net realized gain (loss)...........................     (10,011,442)       31,944,676      (30,024,963)
                                                        ------------       -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      67,064,699         2,327,617       44,641,850
                                                        ------------       -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      57,053,257        34,272,293       14,616,887
                                                        ------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 53,752,503       $49,241,636     $ 20,923,706
                                                        ============       ===========     ============


                                                       MULTIMANAGER
                                                         LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                       CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                      -------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   371,294      $  3,247,164      $         --
 Expenses:
  Less: Asset-based charges.........................     1,980,784         5,507,594         4,486,343
                                                       -----------      ------------      ------------
NET INVESTMENT INCOME (LOSS)........................    (1,609,490)       (2,260,430)       (4,486,343)
                                                       -----------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,914,448)      (20,081,892)      (11,872,172)
  Realized gain distribution from The Trusts........            --                --                --
                                                       -----------      ------------      ------------
 Net realized gain (loss)...........................    (5,914,448)      (20,081,892)      (11,872,172)
                                                       -----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    20,335,514        63,553,047        86,729,962
                                                       -----------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    14,421,066        43,471,155        74,857,790
                                                       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $12,811,576      $ 41,210,725      $ 70,371,447
                                                       ===========      ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                      MID CAP VALUE*   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                     ---------------- ------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,783,059       $ 16,177,114        $        --
 Expenses:
  Less: Asset-based charges.........................     5,264,609          9,037,475          3,035,539
                                                       -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS)........................    (2,481,550)         7,139,639         (3,035,539)
                                                       -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (7,974,382)       (43,869,658)        (9,987,140)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                       -----------       ------------        -----------
 Net realized gain (loss)...........................    (7,974,382)       (43,869,658)        (9,987,140)
                                                       -----------       ------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    86,985,030         66,814,688         61,443,500
                                                       -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    79,010,648         22,945,030         51,456,360
                                                       -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $76,529,098       $ 30,084,669        $48,420,821
                                                       ===========       ============        ===========


                                                        MULTIMANAGER    MULTIMANAGER    MUTUAL SHARES
                                                      SMALL CAP VALUE    TECHNOLOGY    SECURITIES FUND
                                                     ----------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $    627,468     $        --        $ 6,898
 Expenses:
  Less: Asset-based charges.........................      6,213,063       5,350,390          5,893
                                                       ------------     -----------        -------
NET INVESTMENT INCOME (LOSS)........................     (5,585,595)     (5,350,390)         1,005
                                                       ------------     -----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (39,496,152)      8,933,618            (68)
  Realized gain distribution from The Trusts........             --              --             --
                                                       ------------     -----------        -------
 Net realized gain (loss)...........................    (39,496,152)      8,933,618            (68)
                                                       ------------     -----------        -------
 Change in unrealized appreciation
  (depreciation) of investments.....................    132,997,447      49,871,744         78,050
                                                       ------------     -----------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     93,501,295      58,805,362         77,982
                                                       ------------     -----------        -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 87,915,700     $53,454,972        $78,987
                                                       ============     ===========        =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          PIMCO VARIABLE        PIMCO VARIABLE     PIMCO VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                      COMMODITYREALRETURN(R)   EMERGING MARKETS     REAL RETURN
                                                        STRATEGY PORTFOLIO      BOND PORTFOLIO       PORTFOLIO
                                                     ------------------------ ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $224,484              $101,140           $111,916
 Expenses:
  Less: Asset-based charges.........................           20,197                31,772             53,965
                                                             --------              --------           --------
NET INVESTMENT INCOME (LOSS)........................          204,287                69,368             57,951
                                                             --------              --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           (3,804)               33,647             25,810
  Realized gain distribution from The Trusts........           61,851                    --              9,017
                                                             --------              --------           --------
 Net realized gain (loss)...........................           58,047                33,647             34,827
                                                             --------              --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          350,502               (12,577)           (50,511)
                                                             --------              --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          408,549                21,070            (15,684)
                                                             --------              --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $612,836              $ 90,438           $ 42,267
                                                             ========              ========           ========


                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                       TOTAL RETURN    PROFUND VP    PROFUND VP
                                                         PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                     ---------------- ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 686,369      $     --       $    --
 Expenses:
  Less: Asset-based charges.........................      126,821         3,972         3,975
                                                        ---------      --------       -------
NET INVESTMENT INCOME (LOSS)........................      559,548        (3,972)       (3,975)
                                                        ---------      --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       23,645       (14,568)       (2,698)
  Realized gain distribution from The Trusts........      180,733            --            --
                                                        ---------      --------       -------
 Net realized gain (loss)...........................      204,378       (14,568)       (2,698)
                                                        ---------      --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (666,627)      (62,175)       27,806
                                                        ---------      --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     (462,249)      (76,743)       25,108
                                                        ---------      --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  97,299      $(80,715)      $21,133
                                                        =========      ========       =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE         TEMPLETON
                                                      HEALTH SCIENCES   DEVELOPING MARKETS
                                                         PORTFOLIO        SECURITIES FUND
                                                     ----------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $      --           $ 16,837
 Expenses:
  Less: Asset-based charges.........................        10,824             18,021
                                                         ---------           --------
NET INVESTMENT INCOME (LOSS)........................       (10,824)            (1,184)
                                                         ---------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,136              2,508
  Realized gain distribution from The Trusts........            --                 --
                                                         ---------           --------
 Net realized gain (loss)...........................         1,136              2,508
                                                         ---------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       172,997            363,435
                                                         ---------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       174,133            365,943
                                                         ---------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 163,309           $364,759
                                                         =========           ========


                                                      TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                       SECURITIES FUND    BOND SECURITIES FUND
                                                     ------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 13,075             $  58,397
 Expenses:
  Less: Asset-based charges.........................        14,534                89,468
                                                          --------             ---------
NET INVESTMENT INCOME (LOSS)........................        (1,459)              (31,071)
                                                          --------             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,659                26,536
  Realized gain distribution from The Trusts........            --                10,564
                                                          --------             ---------
 Net realized gain (loss)...........................         1,659                37,100
                                                          --------             ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       264,898               580,760
                                                          --------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       266,557               617,860
                                                          --------             ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $265,098             $ 586,789
                                                          ========             =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                              VAN ECK VIP
                                                        TEMPLETON GROWTH      GLOBAL HARD
                                                         SECURITIES FUND      ASSETS FUND
                                                       ------------------   --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 3,269           $      175
 Expenses:
  Less: Asset-based charges.........................          3,804               34,446
                                                            -------           ----------
NET INVESTMENT INCOME (LOSS)........................           (535)             (34,271)
                                                            -------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             42                9,870
  Realized gain distribution from The Trusts........             --                   --
                                                            -------           ----------
 Net realized gain (loss)...........................             42                9,870
                                                            -------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         46,348            1,322,197
                                                            -------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         46,390            1,332,067
                                                            -------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $45,855           $1,297,796
                                                            =======           ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                              ALLIANCEBERNSTEIN VPS
                                                          ALL ASSET              BALANCED WEALTH
                                                       ALLOCATION* (b)       STRATEGY PORTFOLIO (c)
                                                  ------------------------- ------------------------
                                                       2010         2009              2010
                                                  -------------- ---------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   17,226    $   222          $  (2,202)
 Net realized gain (loss) on investments.........       36,275        150              2,320
 Change in unrealized appreciation
  (depreciation) of investments..................       98,495        196             82,744
                                                    ----------    -------          ---------
 Net Increase (decrease) in net assets from
  operations.....................................      151,996        568             82,862
                                                    ----------    -------          ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    1,556,159         --          1,019,897
  Transfers between funds including
   guaranteed interest account, net..............       38,996         --            919,382
  Transfers for contract benefits and
   terminations..................................      (17,798)        --             (4,561)
  Contract maintenance charges...................           --         --                 --
                                                    ----------    -------          ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,577,357         --          1,934,718
                                                    ----------    -------          ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           58      9,942                 83
                                                    ----------    -------          ---------
INCREASE (DECREASE) IN NET ASSETS................    1,729,411     10,510          2,017,663
NET ASSETS -- BEGINNING OF PERIOD................       10,510         --                 --
                                                    ----------    -------          ---------
NET ASSETS -- END OF PERIOD......................   $1,739,921    $10,510          $2,017,663
                                                    ==========    =======          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          176         --                 --
 Redeemed........................................          (26)        --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................          150         --                 --
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS B
 Issued..........................................           --         --                189
 Redeemed........................................           --         --                 (5)
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                184
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS II
 Issued..........................................           --         --                 --
 Redeemed........................................           --         --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                 --
                                                    ==========    =======          =========


                                                   ALLIANCEBERNSTEIN VPS
                                                       INTERNATIONAL         AMERICAN CENTURY VP
                                                    GROWTH PORTFOLIO (c)   LARGE COMPANY VALUE (c)
                                                  ----------------------- ------------------------
                                                            2010                    2010
                                                  ----------------------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (3,576)                $   252
 Net realized gain (loss) on investments.........            (755)                   (490)
 Change in unrealized appreciation
  (depreciation) of investments..................         125,947                  30,689
                                                        ---------                 -------
 Net Increase (decrease) in net assets from
  operations.....................................         121,616                  30,451
                                                        ---------                 -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       1,306,392                 332,505
  Transfers between funds including
   guaranteed interest account, net..............         209,685                  22,713
  Transfers for contract benefits and
   terminations..................................         (17,198)                   (570)
  Contract maintenance charges...................              --                      --
                                                        ---------                 -------
 Net increase (decrease) in net assets from
  contractowners transactions....................       1,498,879                 354,648
                                                        ---------                 -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             200                      13
                                                        ---------                 -------
INCREASE (DECREASE) IN NET ASSETS................       1,620,695                 385,112
NET ASSETS -- BEGINNING OF PERIOD................              --                      --
                                                        ---------                 -------
NET ASSETS -- END OF PERIOD......................       $1,620,695                $385,112
                                                        ==========                ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                      --
 Redeemed........................................              --                      --
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS B
 Issued..........................................             146                      --
 Redeemed........................................              (2)                     --
                                                        ---------                 -------
 Net Increase (Decrease).........................             144                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS II
 Issued..........................................              --                      38
 Redeemed........................................              --                      (3)
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      35
                                                        =========                 =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AMERICAN CENTURY VP                    AXA AGGRESSIVE
                                                         MID CAP VALUE (b)                      ALLOCATION*
                                                    ----------------------------   --------------------------------------
                                                          2010           2009             2010                 2009
                                                    ---------------   ----------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  16,016         $  3         $    1,237,581      $  (12,702,194)
 Net realized gain (loss) on investments.........         4,713           --           (183,275,248)         61,901,922
 Change in unrealized appreciation
  (depreciation) of investments..................       228,547          (11)           488,754,760         553,620,619
                                                      -----------       -----        --------------      --------------
 Net Increase (decrease) in net assets from
  operations.....................................       249,276             (8)         306,717,093         602,820,347
                                                      -----------       -------      --------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     2,177,407          959             57,279,993         223,542,346
  Transfers between funds including
   guaranteed interest account, net..............       238,487           --            (42,877,100)         13,000,917
  Transfers for contract benefits and
   terminations..................................       (12,519)          --           (112,599,987)        (85,123,342)
  Contract maintenance charges...................              (3)        --            (42,528,483)        (39,107,266)
                                                      ------------      ------       --------------      --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     2,403,372          959           (140,725,577)        112,312,655
                                                      -----------       ------       --------------      --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           401           --                 46,647             (46,646)
                                                      -----------       ------       --------------      --------------
INCREASE (DECREASE) IN NET ASSETS................     2,653,049          951            166,038,163         715,086,356
NET ASSETS -- BEGINNING OF PERIOD................           951           --          2,913,718,059       2,198,631,703
                                                      -----------       ------       --------------      --------------
NET ASSETS -- END OF PERIOD......................     $2,654,000        $951         $3,079,756,222      $2,913,718,059
                                                      ===========       ======       ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --           --                    747                   3
 Redeemed........................................            --           --                    (64)                 --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                    683                   3
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            --           --                 24,724              56,105
 Redeemed........................................            --           --                 38,947)            (41,587)
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                (14,223)             14,518
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS II
 Issued..........................................           227           --                     --                  --
 Redeemed........................................           (11)          --                     --                  --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................           216           --                     --                  --
                                                      ===========       ======       ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA BALANCED
                                                             STRATEGY*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,558,963     $   680,479
 Net realized gain (loss) on investments.........      3,038,358         535,902
 Change in unrealized appreciation
  (depreciation) of investments..................     25,097,789         754,528
                                                    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     29,695,110       1,970,909
                                                    ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    286,440,355      79,291,653
  Transfers between funds including
   guaranteed interest account, net..............    107,637,066      12,046,790
  Transfers for contract benefits and
   terminations..................................     (6,650,152)       (130,041)
  Contract maintenance charges...................     (1,587,725)            (70)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    385,839,544      91,208,332
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         110,000
                                                    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................    415,534,654      93,289,241
NET ASSETS -- BEGINNING OF PERIOD................     93,289,241              --
                                                    ------------     -----------
NET ASSETS -- END OF PERIOD......................   $508,823,895     $93,289,241
                                                    ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         35,947           8,389
 Redeemed........................................           (987)           (114)
                                                    ------------     -----------
 Net Increase (Decrease).........................         34,960           8,275
                                                    ============     ===========


                                                            AXA CONSERVATIVE                    AXA CONSERVATIVE
                                                               ALLOCATION*                    GROWTH STRATEGY* (a)
                                                  ------------------------------------- --------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   11,943,707     $   14,638,419     $    732,121     $   516,178
 Net realized gain (loss) on investments.........       82,637,023        (23,216,373)       2,077,241         244,365
 Change in unrealized appreciation
  (depreciation) of investments..................       19,959,612        157,791,510       11,327,306          82,731
                                                    --------------     --------------     ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................      114,540,342        149,213,556       14,136,668         843,274
                                                    --------------     --------------     ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       34,502,814        152,514,419      164,337,470      45,961,434
  Transfers between funds including
   guaranteed interest account, net..............       97,950,678        377,779,118       55,232,659       7,104,601
  Transfers for contract benefits and
   terminations..................................     (141,170,509)      (104,850,458)      (2,950,650)       (106,386)
  Contract maintenance charges...................      (27,914,777)       (22,090,232)        (881,518)            (21)
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,631,794)       403,352,847      215,737,961      52,959,628
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --               --         100,000
                                                    --------------     --------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................       77,908,548        552,566,403      229,874,629      53,902,902
NET ASSETS -- BEGINNING OF PERIOD................    1,893,334,755      1,340,768,352       53,902,902              --
                                                    --------------     --------------     ------------     -----------
NET ASSETS -- END OF PERIOD......................   $1,971,243,303     $1,893,334,755     $283,777,531     $53,902,902
                                                    ==============     ==============     ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           58,746             93,356           20,969           4,880
 Redeemed........................................          (61,204)           (53,577)          (1,159)            (47)
                                                    --------------     --------------     ------------     -----------
 Net Increase (Decrease).........................           (2,458)            39,779           19,810           4,833
                                                    ==============     ==============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA CONSERVATIVE
                                                            STRATEGY* (a)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    509,538     $  412,192
 Net realized gain (loss) on investments.........      1,497,382         86,596
 Change in unrealized appreciation
  (depreciation) of investments..................      3,082,030       (299,450)
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      5,088,950        199,338
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     96,361,197     27,686,539
  Transfers between funds including
   guaranteed interest account, net..............     35,030,226      5,307,743
  Transfers for contract benefits and
   terminations..................................     (2,613,889)      (122,238)
  Contract maintenance charges...................       (583,274)              (2)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    128,194,260     32,872,042
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         99,999
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................    133,283,210     33,171,379
NET ASSETS -- BEGINNING OF PERIOD................     33,171,379             --
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $166,454,589     $33,171,379
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         13,891          3,191
 Redeemed........................................         (1,857)           (82)
                                                    ------------     ------------
 Net Increase (Decrease).........................         12,034          3,109
                                                    ============     ============


                                                          AXA CONSERVATIVE-PLUS                    AXA GROWTH
                                                               ALLOCATION*                          STRATEGY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    8,519,169     $    7,051,983    $     245,083     $    770,493
 Net realized gain (loss) on investments.........        3,669,876         29,554,658        5,179,874          955,020
 Change in unrealized appreciation
  (depreciation) of investments..................      115,049,961        156,537,422       40,955,455        3,895,194
                                                    --------------     --------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      127,239,006        193,144,063       46,380,412        5,620,707
                                                    --------------     --------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       25,750,062        144,801,364      262,893,896      169,843,492
  Transfers between funds including
   guaranteed interest account, net..............       66,165,400        205,477,444       80,199,789       21,199,210
  Transfers for contract benefits and
   terminations..................................     (103,642,385)       (84,418,936)     (10,860,582)        (523,922)
  Contract maintenance charges...................      (22,368,763)       (18,367,816)      (2,951,613)            (297)
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (34,095,686)       247,492,056      329,281,490      190,518,483
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --             14,000               --          110,000
                                                    --------------     --------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................       93,143,320        440,650,119      375,661,902      196,249,190
NET ASSETS -- BEGINNING OF PERIOD................    1,682,568,824      1,241,918,705      196,249,190               --
                                                    --------------     --------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $1,775,712,144     $1,682,568,824    $ 571,911,092     $196,249,190
                                                    ==============     ==============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           22,128             49,081           29,149           16,746
 Redeemed........................................          (24,771)           (23,515)          (1,355)             (56)
                                                    --------------     --------------    -------------     ------------
 Net Increase (Decrease).........................           (2,643)            25,566           27,794           16,690
                                                    ==============     ==============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA MODERATE
                                                               ALLOCATION*
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   45,939,329     $   (2,683,945)
 Net realized gain (loss) on investments.........       26,004,908        308,688,363
 Change in unrealized appreciation
  (depreciation) of investments..................      505,050,402        647,151,022
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      576,994,639        953,155,440
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      135,214,704        659,910,353
  Transfers between funds including
   guaranteed interest account, net..............      183,875,060        593,807,303
  Transfers for contract benefits and
   terminations..................................     (419,993,785)      (325,164,385)
  Contract maintenance charges...................      (93,873,612)       (78,875,394)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (194,777,633)       849,677,877
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --              9,500
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      382,217,006      1,802,842,817
NET ASSETS -- BEGINNING OF PERIOD................    7,164,863,009      5,362,020,192
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $7,547,080,015     $7,164,863,009
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,488                  2
 Redeemed........................................             (185)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,303                  2
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           28,668            104,723
 Redeemed........................................          (43,089)           (33,617)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (14,421)            71,106
                                                    ==============     ==============


                                                             AXA MODERATE                        AXA MODERATE-PLUS
                                                           GROWTH STRATEGY*                         ALLOCATION*
                                                  ----------------------------------- ---------------------------------------
                                                         2010              2009               2010                2009
                                                  ------------------ ---------------- ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    3,641,728     $  1,173,723     $    20,678,827     $   (12,989,843)
 Net realized gain (loss) on investments.........        7,394,378        1,201,181         (31,869,033)        560,417,021
 Change in unrealized appreciation
  (depreciation) of investments..................       72,357,490        3,128,717         996,339,245       1,232,444,209
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (decrease) in net assets from
  operations.....................................       83,393,596        5,503,621         985,149,039       1,779,871,387
                                                    --------------     ------------     ---------------     ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      778,781,950      189,621,506         189,796,564         715,346,985
  Transfers between funds including
   guaranteed interest account, net..............      210,400,988       19,930,669          (8,733,977)        298,695,560
  Transfers for contract benefits and
   terminations..................................      (14,830,252)        (335,398)       (507,089,356)       (374,477,153)
  Contract maintenance charges...................       (3,285,544)             (44)       (149,144,879)       (134,003,544)
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      971,067,142      209,216,733        (475,171,648)        505,561,848
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --          100,000              53,353             110,647
                                                    --------------     ------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS................    1,054,460,738      214,820,354         510,030,744       2,285,543,882
NET ASSETS -- BEGINNING OF PERIOD................      214,820,354               --      10,483,378,281       8,197,834,399
                                                    --------------     ------------     ---------------     ---------------
NET ASSETS -- END OF PERIOD......................   $1,269,281,092     $214,820,354     $10,993,409,025     $10,483,378,281
                                                    ==============     ============     ===============     ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               --               --               1,521                  33
 Redeemed........................................               --               --                (153)                 --
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................               --               --               1,368                  33
                                                    ==============     ============     ===============     ===============
UNIT ACTIVITY CLASS B
 Issued..........................................           89,688           18,446              33,233             123,441
 Redeemed........................................           (1,427)             (75)            (76,111)            (68,006)
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................           88,261           18,371             (42,878)             55,435
                                                    ==============     ============     ===============     ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                       MANAGER 2000* (a)
                                                  ---------------------------
                                                        2010          2009
                                                  --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (124,903)   $     35
 Net realized gain (loss) on investments.........       717,005          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,895,878      28,896
                                                    -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     3,487,980      28,931
                                                    -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    17,711,767      78,016
  Transfers between funds including
   guaranteed interest account, net..............     3,788,315          --
  Transfers for contract benefits and
   terminations..................................      (133,831)         --
  Contract maintenance charges...................        (1,717)         --
                                                    -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    21,364,534      78,016
                                                    -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000
                                                    -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    24,852,514     216,947
NET ASSETS -- BEGINNING OF PERIOD................       216,947          --
                                                    -----------    --------
NET ASSETS -- END OF PERIOD......................   $25,069,461    $216,947
                                                    ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,952           7
 Redeemed........................................           (54)         --
                                                    -----------    --------
 Net Increase (Decrease).........................         1,898           7
                                                    ===========    ========


                                                         AXA TACTICAL                AXA TACTICAL
                                                       MANAGER 400* (a)            MANAGER 500* (a)
                                                  --------------------------- ---------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (118,323)   $    (16)    $  (156,106)   $    180
 Net realized gain (loss) on investments.........       531,531          --         893,504          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,433,989      29,782       4,055,677      26,443
                                                    -----------    --------     -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     2,847,197      29,766       4,793,075      26,623
                                                    -----------    --------     -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    16,285,089      74,833      36,932,071     260,178
  Transfers between funds including
   guaranteed interest account, net..............     3,405,657          --       9,647,240          --
  Transfers for contract benefits and
   terminations..................................      (104,611)         --        (213,949)         --
  Contract maintenance charges...................        (1,448)         --          (4,978)         --
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    19,584,687      74,833      46,360,384     260,178
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000              --     110,000
                                                    -----------    --------     -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    22,431,884     214,599      51,153,459     396,801
NET ASSETS -- BEGINNING OF PERIOD................       214,599          --         396,801          --
                                                    -----------    --------     -----------    --------
NET ASSETS -- END OF PERIOD......................   $22,646,483    $214,599     $51,550,260    $396,801
                                                    ===========    ========     ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,811           7           4,608          25
 Redeemed........................................           (43)         --             (91)         --
                                                    -----------    --------     -----------    --------
 Net Increase (Decrease).........................         1,768           7           4,517          25
                                                    ===========    ========     ===========    ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                            MANAGER                 BLACKROCK GLOBAL          BLACKROCK LARGE
                                                      INTERNATIONAL* (a)          ALLOCATION V.I. FUND      CAP GROWTH V.I. FUND
                                                  --------------------------- ---------------------------- ---------------------
                                                        2010          2009          2010           2009             2010
                                                  --------------- ----------- ---------------- ----------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (13,028)   $    704     $   72,117      $  1,079        $   (2,258)
 Net realized gain (loss) on investments.........        94,043         715         96,644            --               803
 Change in unrealized appreciation
  (depreciation) of investments..................     3,313,728      24,414      1,231,110        (2,268)          174,217
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................     3,394,743      25,833      1,399,871        (1,189)          172,762
                                                    -----------    --------     ----------      --------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    32,319,285      79,714     16,983,431       644,972         1,392,473
  Transfers between funds including
   guaranteed interest account, net..............     7,114,950          --      1,463,147            --           292,652
  Transfers for contract benefits and
   terminations..................................      (274,668)         --       (428,281)           --           (12,286)
  Contract maintenance charges...................        (1,497)         --             (3)           --                --
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    39,158,070      79,714     18,018,294       644,972         1,672,839
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (24,170)    110,000          1,476            25                --
                                                    -----------    --------     ----------      --------        ----------
INCREASE (DECREASE) IN NET ASSETS................    42,528,643     215,547     19,419,641       643,808         1,845,601
NET ASSETS -- BEGINNING OF PERIOD................       215,547          --        643,808            --                --
                                                    -----------    --------     ----------      --------        ----------
NET ASSETS -- END OF PERIOD......................   $42,744,190    $215,547     $20,063,449     $643,808        $1,845,601
                                                    ===========    ========     ============    ========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         4,218           8             --            --                --
 Redeemed........................................           (93)         --             --            --                --
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................         4,125           8             --            --                --
                                                    ===========    ========     ==========      ========        ==========
UNIT ACTIVITY CLASS III
 Issued..........................................            --          --          1,964            63               170
 Redeemed........................................            --          --           (196)           --               (12)
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................            --          --          1,768            63               158
                                                    ===========    ========     ==========      ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  4,998,147      $   5,690,996
 Net realized gain (loss) on investments.........    (75,518,603)       (91,509,083)
 Change in unrealized appreciation
  (depreciation) of investments..................     91,853,963        232,468,311
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,333,507        146,650,224
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     13,350,290         25,408,173
  Transfers between funds including
   guaranteed interest account, net..............    (32,985,851)       (40,078,664)
  Transfers for contract benefits and
   terminations..................................    (31,609,278)       (26,744,869)
  Contract maintenance charges...................     (9,184,793)        (9,506,547)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (60,429,632)       (50,921,907)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --             35,500
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................    (39,096,125)        95,763,817
NET ASSETS -- BEGINNING OF PERIOD................    703,752,433        607,988,616
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $664,656,308      $ 703,752,433
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            106                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            102                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,302              6,780
 Redeemed........................................         (9,558)           (11,521)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (5,256)            (4,741)
                                                    ============      =============


                                                        EQ/ALLIANCEBERNSTEIN                 EQ/AXA FRANKLIN
                                                          SMALL CAP GROWTH*               SMALL CAP VALUE CORE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,401,799)   $  (4,310,132)    $ (1,437,540)   $    (384,619)
 Net realized gain (loss) on investments.........    (10,937,416)     (34,343,729)       2,335,672      (17,913,800)
 Change in unrealized appreciation
  (depreciation) of investments..................    121,150,323      128,581,249       22,255,032       38,569,835
                                                   -------------    -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    104,811,108       89,927,388       23,153,164       20,271,416
                                                   -------------    -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,745,606       11,021,593        7,605,922       14,311,029
  Transfers between funds including
   guaranteed interest account, net..............     34,772,189      (19,645,959)       7,982,897       (1,956,707)
  Transfers for contract benefits and
   terminations..................................    (21,517,303)     (15,544,293)      (4,321,503)      (3,890,916)
  Contract maintenance charges...................     (4,570,443)      (4,041,448)      (1,686,092)      (1,258,682)
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     17,430,049      (28,210,107)       9,581,224        7,204,724
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         20,590           14,000               --                3
                                                   -------------    -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    122,261,747       61,731,281       32,734,388       27,476,143
NET ASSETS -- BEGINNING OF PERIOD................    342,153,224      280,421,943      102,007,181       74,531,038
                                                   -------------    -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 464,414,971    $ 342,153,224     $134,741,569    $ 102,007,181
                                                   =============    =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            202               --              121               --
 Redeemed........................................            (34)              --              (12)              --
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            168               --              109               --
                                                   =============    =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,853            3,574            4,561            6,410
 Redeemed........................................         (4,953)          (5,924)          (3,705)          (5,439)
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            900           (2,350)             856              971
                                                   =============    =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK                      EQ/BLACKROCK
                                                         BASIC VALUE EQUITY*              INTERNATIONAL VALUE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,238,006)   $   7,754,718    $  (4,996,923)   $   3,882,645
 Net realized gain (loss) on investments.........    (24,211,249)     (35,090,646)     (46,214,094)     (48,807,629)
 Change in unrealized appreciation
  (depreciation) of investments..................    107,145,393      189,036,589       79,693,302      208,617,978
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     81,696,138      161,700,661       28,482,285      163,692,994
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     37,720,972       47,095,848       19,881,418       26,971,529
  Transfers between funds including
   guaranteed interest account, net..............     46,309,976       51,752,878       (2,706,603)      (1,068,641)
  Transfers for contract benefits and
   terminations..................................    (40,757,628)     (29,184,159)     (39,464,023)     (30,573,768)
  Contract maintenance charges...................     (9,928,004)      (8,147,908)      (8,865,559)      (8,607,247)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     33,345,316       61,516,659      (31,154,767)     (13,278,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             16           28,000           12,971               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    115,041,470      223,245,320       (2,659,511)     150,414,867
NET ASSETS -- BEGINNING OF PERIOD................    745,511,467      522,266,147      743,302,875      592,888,008
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 860,552,937    $ 745,511,467    $ 740,643,364    $ 743,302,875
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          1,091               --              411                1
 Redeemed........................................            (21)              --             (121)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,070               --              290                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          9,124           12,385            5,876            6,779
 Redeemed........................................         (6,912)          (6,336)          (8,184)          (7,696)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          2,212            6,049           (2,308)            (917)
                                                   =============    =============    =============    =============



                                                          EQ/BOSTON ADVISORS
                                                            EQUITY INCOME*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,884,905      $   1,779,765
 Net realized gain (loss) on investments.........    (13,445,593)       (25,947,444)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,462,138         43,864,420
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     25,901,450         19,696,741
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,028,539         18,478,474
  Transfers between funds including
   guaranteed interest account, net..............     10,108,616         (4,971,161)
  Transfers for contract benefits and
   terminations..................................     (9,191,527)        (6,227,957)
  Contract maintenance charges...................     (2,552,463)        (2,312,153)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      7,393,165          4,967,203
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     33,294,615         24,663,944
NET ASSETS -- BEGINNING OF PERIOD................    182,135,061        157,471,117
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $215,429,676      $ 182,135,061
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             86                 --
 Redeemed........................................             (9)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             77                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................         10,933             14,993
 Redeemed........................................         (8,648)           (11,017)
                                                    ------------      -------------
 Net Increase (Decrease).........................          2,285              3,976
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CALVERT                       EQ/CAPITAL
                                                       SOCIALLY RESPONSIBLE*              GUARDIAN GROWTH*
                                                  ------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                  --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (632,416)   $   (474,190)   $  (3,428,417)   $  (3,324,947)
 Net realized gain (loss) on investments.........    (2,591,833)     (3,614,940)      (6,346,066)     (17,504,333)
 Change in unrealized appreciation
  (depreciation) of investments..................     7,974,772      14,488,579       43,790,728      101,412,213
                                                   ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,750,523      10,399,449       34,016,245       80,582,933
                                                   ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       766,100       1,296,389        4,807,103       10,812,945
  Transfers between funds including
   guaranteed interest account, net..............    (1,524,027)         77,436       (6,168,774)      (9,163,405)
  Transfers for contract benefits and
   terminations..................................    (2,149,040)     (1,594,732)     (16,983,647)     (14,604,093)
  Contract maintenance charges...................      (616,504)       (592,183)      (4,195,699)      (4,076,869)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (3,523,471)       (813,090)     (22,541,017)     (17,031,422)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     1,227,052       9,586,359       11,475,228       63,551,511
NET ASSETS -- BEGINNING OF PERIOD................    45,680,783      36,094,424      327,490,730      263,939,219
                                                   ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 46,907,835    $ 45,680,783    $ 338,965,958    $ 327,490,730
                                                   ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --              103               --
 Redeemed........................................            --              --              (28)              --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................            --              --               75               --
                                                   ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           807             760            1,808            3,817
 Redeemed........................................        (1,240)           (900)          (4,176)          (5,720)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................          (433)           (140)          (2,368)          (1,903)
                                                   ============    ============    =============    =============


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (6,039,987)     $  (2,379,917)
 Net realized gain (loss) on investments.........     (9,628,458)       (36,538,854)
 Change in unrealized appreciation
  (depreciation) of investments..................    129,006,990        244,976,815
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................    113,338,545        206,058,044
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,972,286         14,307,833
  Transfers between funds including
   guaranteed interest account, net..............    (32,703,851)       (34,828,972)
  Transfers for contract benefits and
   terminations..................................    (58,486,215)       (50,856,646)
  Contract maintenance charges...................    (10,117,724)       (10,184,939)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (90,335,504)       (81,562,724)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                  3
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     23,003,041        124,495,317
NET ASSETS -- BEGINNING OF PERIOD................    882,287,500        757,792,183
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $905,290,541      $ 882,287,500
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             55                 --
 Redeemed........................................             (5)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             50                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,521              3,268
 Redeemed........................................        (10,327)           (13,083)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (8,806)            (9,815)
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/COMMON                            EQ/CORE
                                                          STOCK INDEX* (l)                     BOND INDEX* (j)
                                                  --------------------------------- -------------------------------------
                                                        2010             2009              2010               2009
                                                  ---------------- ---------------- ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,433,395)   $   2,301,315     $    8,448,026     $   10,471,800
 Net realized gain (loss) on investments.........    (23,550,500)     (47,722,505)       (27,611,329)       (41,741,742)
 Change in unrealized appreciation
  (depreciation) of investments..................    126,777,315      205,511,015         62,747,112         36,863,152
                                                   -------------    -------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................    101,793,420      160,089,825         43,583,809          5,593,210
                                                   -------------    -------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     15,442,258       27,411,518        112,195,063         54,084,596
  Transfers between funds including
   guaranteed interest account, net..............    (31,908,979)      16,577,675         19,349,652        116,014,734
  Transfers for contract benefits and
   terminations..................................    (47,102,983)     (36,812,734)       (74,192,447)       (64,156,687)
  Contract maintenance charges...................     (9,488,582)      (8,842,041)       (12,009,051)       (10,743,977)
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (73,058,286)      (1,665,582)        45,343,217         95,198,666
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         39,999           52,999              3,576             (4,574)
                                                   -------------    -------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     28,775,133      158,477,242         88,930,602        100,787,302
NET ASSETS -- BEGINNING OF PERIOD................    776,122,431      617,645,189      1,014,132,349        913,345,047
                                                   -------------    -------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................  $ 804,897,564    $ 776,122,431     $1,103,062,951     $1,014,132,349
                                                   =============    =============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            116               --                 --                 --
 Redeemed........................................            (23)              --                 --                 --
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................             93               --                 --                 --
                                                   =============    =============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,839           18,068             24,443             45,162
 Redeemed........................................         (5,231)         (16,682)           (19,150)           (35,945)
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................         (3,392)           1,386              5,293              9,217
                                                   =============    =============     ==============     ==============


                                                             EQ/DAVIS NEW
                                                             YORK VENTURE*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (2,337,987)     $     640,433
 Net realized gain (loss) on investments.........    (14,273,215)       (26,279,448)
 Change in unrealized appreciation
  (depreciation) of investments..................     49,500,530        105,138,412
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     32,889,328         79,499,397
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,689,753         20,370,499
  Transfers between funds including
   guaranteed interest account, net..............     (2,032,940)        10,733,646
  Transfers for contract benefits and
   terminations..................................    (14,213,298)       (10,072,230)
  Contract maintenance charges...................     (5,004,651)        (4,411,886)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (10,561,136)        16,620,029
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              1              8,002
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     22,328,193         96,127,428
NET ASSETS -- BEGINNING OF PERIOD................    339,037,397        242,909,969
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $361,365,590      $ 339,037,397
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            352                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            348                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,670              9,250
 Redeemed........................................         (6,330)            (6,767)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (1,660)             2,483
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/EQUITY 500 INDEX*                 EQ/EQUITY GROWTH PLUS*
                                                  ------------------------------------- -------------------------------------
                                                         2010               2009               2010               2009
                                                  ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $     (375,029)    $    4,911,710     $  (14,559,688)    $   (7,263,176)
 Net realized gain (loss) on investments.........      (24,017,262)       (58,830,916)       (22,200,303)       (52,280,543)
 Change in unrealized appreciation
  (depreciation) of investments..................      164,923,811        280,996,890        192,797,317        342,994,624
                                                    --------------     --------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      140,531,520        227,077,684        156,037,326        283,450,905
                                                    --------------     --------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       28,693,199         71,573,078         16,093,932         43,966,701
  Transfers between funds including
   guaranteed interest account, net..............       16,276,515          5,751,524       (121,876,697)       (83,152,124)
  Transfers for contract benefits and
   terminations..................................      (67,735,914)       (53,397,314)       (61,811,958)       (53,534,351)
  Contract maintenance charges...................      (13,651,440)       (12,149,395)       (17,034,281)       (17,627,653)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,417,640)        11,777,893       (184,629,004)      (110,347,427)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           10,302             39,999                 --             (7,448)
                                                    --------------     --------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      104,124,182        238,895,576        (28,591,678)       173,096,030
NET ASSETS -- BEGINNING OF PERIOD................    1,151,672,634        912,777,058      1,316,750,750      1,143,654,720
                                                    --------------     --------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,255,796,816     $1,151,672,634     $1,288,159,072     $1,316,750,750
                                                    ==============     ==============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              543                  3                 --                 --
 Redeemed........................................              (45)                --                 --                 --
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................              498                  3                 --                 --
                                                    ==============     ==============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,328             17,357              1,277              7,641
 Redeemed........................................          (11,078)           (13,473)           (16,247)           (17,554)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................           (1,750)             3,884            (14,970)            (9,913)
                                                    ==============     ==============     ==============     ==============


                                                               EQ/FRANKLIN
                                                              CORE BALANCED*
                                                  --------------------------------------
                                                          2010               2009
                                                  ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    7,925,639       $ 22,140,075
 Net realized gain (loss) on investments.........      (48,297,438)       (41,977,203)
 Change in unrealized appreciation
  (depreciation) of investments..................       89,802,920        149,692,792
                                                    --------------       ------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,431,121        129,855,664
                                                    --------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        7,950,275         20,356,133
  Transfers between funds including
   guaranteed interest account, net..............      (71,437,251)        54,640,839
  Transfers for contract benefits and
   terminations..................................      (28,627,392)       (25,586,167)
  Contract maintenance charges...................       (8,243,350)        (7,929,027)
                                                    --------------       ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (100,357,718)        41,481,778
                                                    --------------       ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 (3)
                                                    --------------       ------------
INCREASE (DECREASE) IN NET ASSETS................      (50,926,597)       171,337,439
NET ASSETS -- BEGINNING OF PERIOD................      597,049,728        425,712,289
                                                    --------------       ------------
NET ASSETS -- END OF PERIOD......................   $  546,123,131       $597,049,728
                                                    ==============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               63                 --
 Redeemed........................................               (1)                --
                                                    --------------       ------------
 Net Increase (Decrease).........................               62                 --
                                                    ==============       ============
UNIT ACTIVITY CLASS B
 Issued..........................................            4,879             15,593
 Redeemed........................................          (15,898)           (10,086)
                                                    --------------       ------------
 Net Increase (Decrease).........................          (11,019)             5,507
                                                    ==============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/FRANKLIN
                                                            TEMPLETON ALLOCATION*
                                                  -----------------------------------------
                                                          2010                 2009
                                                  -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $    6,157,195        $  10,740,102
 Net realized gain (loss) on investments.........       (48,402,797)         (68,257,655)
 Change in unrealized appreciation
  (depreciation) of investments..................       152,079,246          343,049,903
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       109,833,644          285,532,350
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        24,331,477           73,834,498
  Transfers between funds including
   guaranteed interest account, net..............       (18,954,035)          51,895,312
  Transfers for contract benefits and
   terminations..................................       (59,358,724)         (48,492,082)
  Contract maintenance charges...................       (18,909,604)         (17,534,193)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (72,890,886)          59,703,535
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   (1)
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................        36,942,758          345,235,884
NET ASSETS -- BEGINNING OF PERIOD................     1,341,357,512          996,121,628
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,378,300,270       $1,341,357,512
                                                     ==============       ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               43                    --
 Redeemed........................................               (3)                   --
                                                     -------------        --------------
 Net Increase (Decrease).........................               40                    --
                                                     =============        ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,195               26,660
 Redeemed........................................          (19,113)              (15,841)
                                                     -------------        --------------
 Net Increase (Decrease).........................           (9,918)              10,819
                                                     =============        ==============


                                                          EQ/GAMCO MERGERS &                   EQ/GAMCO SMALL
                                                             ACQUISITIONS*                     COMPANY VALUE*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $(2,295,384)      $ (1,793,681)   $  (7,670,386)   $  (5,050,034)
 Net realized gain (loss) on investments.........      4,547,741         (5,766,872)       7,145,762      (22,466,131)
 Change in unrealized appreciation
  (depreciation) of investments..................      9,750,229         24,311,739      194,551,939      198,092,476
                                                     -----------       ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,002,586         16,751,186      194,027,315      170,576,311
                                                     -----------       ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      4,201,579          6,583,314       23,512,644       32,344,187
  Transfers between funds including
   guaranteed interest account, net..............     36,633,851         10,433,400       74,286,097       49,285,762
  Transfers for contract benefits and
   terminations..................................     (7,181,754)        (4,763,059)     (29,712,014)     (17,447,466)
  Contract maintenance charges...................     (2,260,010)        (1,934,627)      (9,812,593)      (7,485,896)
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     31,393,666         10,319,028       58,274,134       56,696,587
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              1,653               --           11,001
                                                     -----------       ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     43,396,252         27,071,867      252,301,449      227,283,899
NET ASSETS -- BEGINNING OF PERIOD................    138,089,880        111,018,013      620,000,611      392,716,712
                                                     -----------       ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $181,486,132      $138,089,880    $ 872,302,060    $ 620,000,611
                                                     ============      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            166                 --            1,283                2
 Redeemed........................................             (3)                --              (50)              --
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................            163                 --            1,233                2
                                                     ===========       ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493              4,139            4,836            5,849
 Redeemed........................................         (3,036)            (3,222)          (3,679)          (3,498)
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................          2,457                917            1,157            2,351
                                                     ===========       ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                             BOND PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   6,411,792    $  (2,705,164)
 Net realized gain (loss) on investments.........    (11,435,204)     (23,317,739)
 Change in unrealized appreciation
  (depreciation) of investments..................     24,553,768       26,152,690
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,530,356          129,787
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,242,445       18,603,211
  Transfers between funds including
   guaranteed interest account, net..............     62,114,094        5,029,126
  Transfers for contract benefits and
   terminations..................................    (23,627,301)     (17,427,569)
  Contract maintenance charges...................     (5,907,904)      (5,422,618)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,821,334          782,150
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (104,316)           1,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     60,247,374          912,937
NET ASSETS -- BEGINNING OF PERIOD................    414,232,053      413,319,116
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 474,479,427    $ 414,232,053
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            245                2
 Redeemed........................................           (107)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            138                2
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,764           11,490
 Redeemed........................................         (8,434)         (11,571)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,330              (81)
                                                   =============    =============


                                                                 EQ/GLOBAL                         EQ/INTERMEDIATE
                                                           MULTI-SECTOR EQUITY*                GOVERNMENT BOND INDEX*
                                                  --------------------------------------- ---------------------------------
                                                          2010                2009              2010             2009
                                                  -------------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,071,620)      $   (1,338,538)   $    (950,110)   $  (1,837,117)
 Net realized gain (loss) on investments.........       (93,814,827)        (134,958,138)          11,700       (5,818,927)
 Change in unrealized appreciation
  (depreciation) of investments..................       195,853,821          486,494,355       10,662,192       (7,140,455)
                                                      --------------      --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................        97,967,374          350,197,679        9,723,782      (14,796,499)
                                                      --------------      --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        17,930,470           38,055,350       58,835,387       43,007,605
  Transfers between funds including
   guaranteed interest account, net..............       (43,139,517)          97,751,626      (14,557,934)     (27,226,727)
  Transfers for contract benefits and
   terminations..................................       (51,708,000)         (37,615,341)     (27,784,102)     (28,373,545)
  Contract maintenance charges...................       (15,496,696)         (13,705,969)      (4,338,587)      (4,494,560)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (92,413,743)          84,485,666       12,154,764      (17,087,227)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                (3)              52,000               --               --
                                                     --------------       --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................         5,553,628          434,735,345       21,878,546      (31,883,726)
NET ASSETS -- BEGINNING OF PERIOD................     1,130,853,172          696,117,827      369,786,670      401,670,396
                                                     --------------       --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $1,136,406,800       $1,130,853,172    $ 391,665,216    $ 369,786,670
                                                     ==============       ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               192                   2               --               --
 Redeemed........................................               (20)                 --               --               --
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................               172                   2               --               --
                                                     ==============      ==============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................             5,663              18,642           15,689           14,039
 Redeemed........................................           (10,964)            (13,429)         (13,481)         (14,458)
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................            (5,301)              5,213            2,208             (419)
                                                     ===============     ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/INTERNATIONAL
                                                             CORE PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   2,336,295    $  10,509,388
 Net realized gain (loss) on investments.........    (38,528,670)     (46,621,982)
 Change in unrealized appreciation
  (depreciation) of investments..................     90,147,494      225,338,883
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,955,119      189,226,289
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     17,014,839       44,406,216
  Transfers between funds including
   guaranteed interest account, net..............     (5,643,923)      19,939,424
  Transfers for contract benefits and
   terminations..................................    (38,198,114)     (29,905,952)
  Contract maintenance charges...................     (9,621,790)      (8,681,146)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (36,448,988)      25,758,542
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         21,998           13,199
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     17,528,129      214,998,030
NET ASSETS -- BEGINNING OF PERIOD................    769,320,511      554,322,481
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 786,848,640    $ 769,320,511
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            269               --
 Redeemed........................................            (80)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            189               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,530           10,926
 Redeemed........................................         (8,709)          (8,760)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (3,179)           2,166
                                                   =============    =============


                                                                                       EQ/INTERNATIONAL
                                                     EQ/INTERNATIONAL ETF*                  GROWTH*
                                                  ---------------------------- ---------------------------------
                                                       2010           2009           2010             2009
                                                  -------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   53,285    $  164,334    $  (1,539,936)   $    (451,268)
 Net realized gain (loss) on investments.........       77,869        64,865      (12,960,436)     (26,477,852)
 Change in unrealized appreciation
  (depreciation) of investments..................      137,277       151,754       54,538,719       92,760,178
                                                    ----------    ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      268,431       380,953       40,038,347       65,831,058
                                                    ----------    ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      941,249            --       12,615,167       16,047,281
  Transfers between funds including
   guaranteed interest account, net..............      301,281            --       70,815,470       33,138,245
  Transfers for contract benefits and
   terminations..................................      (29,518)           --      (12,777,936)      (7,613,344)
  Contract maintenance charges...................           --            --       (4,359,648)      (3,283,507)
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,213,012            --       66,293,053       38,288,675
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --            --               --               --
                                                    ----------    ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    1,481,443       380,953      106,331,400      104,119,733
NET ASSETS -- BEGINNING OF PERIOD................    1,984,837     1,603,884      272,167,868      168,048,135
                                                    ----------    ----------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $3,466,280    $1,984,837    $ 378,499,268    $ 272,167,868
                                                    ==========    ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          137            --              270               --
 Redeemed........................................          (12)           --             (144)              --
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................          125            --              126               --
                                                    ==========    ==========    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           --            --           11,475           10,081
 Redeemed........................................           --            --           (5,927)          (5,593)
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................           --            --            5,548            4,488
                                                    ==========    ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (330,695)   $      97,821
 Net realized gain (loss) on investments.........    (15,337,191)     (29,711,065)
 Change in unrealized appreciation
  (depreciation) of investments..................     42,809,362       89,134,293
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,141,476       59,521,049
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,000,248        6,531,889
  Transfers between funds including
   guaranteed interest account, net..............      9,752,342          180,925
  Transfers for contract benefits and
   terminations..................................    (20,411,208)     (16,280,971)
  Contract maintenance charges...................     (2,524,569)      (2,183,887)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (4,183,187)     (11,752,044)
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     22,958,289       47,769,005
NET ASSETS -- BEGINNING OF PERIOD................    258,338,263      210,569,258
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 281,296,552    $ 258,338,263
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            173               --
 Redeemed........................................            (10)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            163               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,040            3,078
 Redeemed........................................         (4,472)          (4,372)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (432)          (1,294)
                                                   =============    =============



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                             CORE PLUS*                       GROWTH INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (703,941)   $   3,946,921    $  (1,599,272)   $   1,765,959
 Net realized gain (loss) on investments.........      5,950,445      (15,412,420)       4,081,061      (13,310,399)
 Change in unrealized appreciation
  (depreciation) of investments..................     12,483,696       42,870,315       39,038,701      100,800,552
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,730,200       31,404,816       41,520,490       89,256,112
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,378,773        5,079,841        8,708,376        6,243,861
  Transfers between funds including
   guaranteed interest account, net..............     (1,379,102)        (335,448)      (7,012,053)       5,339,497
  Transfers for contract benefits and
   terminations..................................    (13,141,839)     (10,302,564)     (22,541,290)     (17,160,470)
  Contract maintenance charges...................     (1,507,734)      (1,417,449)      (3,501,836)      (3,258,354)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (12,649,902)      (6,975,620)     (24,346,803)      (8,835,466)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --       (9,101,306)
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      5,080,298       24,429,196       17,173,687       71,319,340
NET ASSETS -- BEGINNING OF PERIOD................    153,789,501      129,360,305      317,251,600      245,932,260
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 158,869,799    $ 153,789,501    $ 334,425,287    $ 317,251,600
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              183               --
 Redeemed........................................             --               --              (28)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              155               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,377            2,386            4,253            6,245
 Redeemed........................................         (2,891)          (3,435)          (7,903)          (8,515)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,514)          (1,049)          (3,650)          (2,270)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            GROWTH PLUS*                      VALUE INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,665,001)   $    (322,957)   $      57,450    $   6,773,224
 Net realized gain (loss) on investments.........     (2,058,115)     (12,614,811)     (17,662,023)     (27,527,716)
 Change in unrealized appreciation
  (depreciation) of investments..................     34,373,610       75,552,967       31,190,003       38,402,053
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     29,650,494       62,615,199       13,585,430       17,647,561
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,983,905       14,839,377        4,653,486        7,374,072
  Transfers between funds including
   guaranteed interest account, net..............     (8,881,962)      (3,677,177)       5,143,141        7,431,830
  Transfers for contract benefits and
   terminations..................................    (15,689,813)     (11,850,074)      (4,978,531)      (3,337,593)
  Contract maintenance charges...................     (2,688,173)      (2,477,109)      (1,671,559)      (1,422,213)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (20,276,043)      (3,164,983)       3,146,537       10,046,096
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      9,374,451       59,450,216       16,731,967       27,693,657
NET ASSETS -- BEGINNING OF PERIOD................    252,675,000      193,224,784      104,203,662       76,510,005
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 262,049,451    $ 252,675,000    $ 120,935,629    $ 104,203,662
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             93               --               93               --
 Redeemed........................................            (14)              --              (11)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             79               --               82               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,929            3,789            4,665            7,169
 Redeemed........................................         (3,524)          (4,054)          (4,280)          (4,403)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,595)            (265)             385            2,766
                                                   =============    =============    =============    =============


                                                               EQ/LARGE CAP
                                                               VALUE PLUS*
                                                  --------------------------------------
                                                          2010                2009
                                                  -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $   (3,572,302)     $     7,478,084
 Net realized gain (loss) on investments.........       (79,295,631)        (116,190,615)
 Change in unrealized appreciation
  (depreciation) of investments..................       201,532,934          296,761,284
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       118,665,001          188,048,753
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        14,109,750           12,883,006
  Transfers between funds including
   guaranteed interest account, net..............       (57,748,572)         (59,306,982)
  Transfers for contract benefits and
   terminations..................................       (72,783,534)         (60,484,252)
  Contract maintenance charges...................       (14,517,732)         (14,986,398)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (130,940,088)        (121,894,626)
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   --
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       (12,275,087)          66,154,127
NET ASSETS -- BEGINNING OF PERIOD................     1,181,149,734        1,114,995,607
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,168,874,647       $1,181,149,734
                                                     ==============       ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               104                   --
 Redeemed........................................                (2)                  --
                                                     --------------       --------------
 Net Increase (Decrease).........................               102                   --
                                                     ==============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................             1,260                2,747
 Redeemed........................................           (13,798)             (16,468)
                                                     --------------       --------------
 Net Increase (Decrease).........................           (12,538)             (13,721)
                                                     ==============       ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LORD ABBETT
                                                         GROWTH AND INCOME*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,342,320)   $    (767,473)
 Net realized gain (loss) on investments.........     (8,933,820)     (12,823,244)
 Change in unrealized appreciation
  (depreciation) of investments..................     30,082,515       31,280,658
                                                    ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,806,375       17,689,941
                                                    ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,806,791        9,687,585
  Transfers between funds including
   guaranteed interest account, net..............     21,862,494        2,488,722
  Transfers for contract benefits and
   terminations..................................     (6,495,793)      (4,487,121)
  Contract maintenance charges...................     (1,860,046)      (1,495,789)
                                                    ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     21,313,446        6,193,397
                                                    ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     41,119,821       23,883,338
NET ASSETS -- BEGINNING OF PERIOD................    117,430,220       93,546,882
                                                    ------------    -------------
NET ASSETS -- END OF PERIOD......................   $158,550,041    $ 117,430,220
                                                    ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --
 Redeemed........................................             --               --
                                                    ------------    -------------
 Net Increase (Decrease).........................             --               --
                                                    ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,673            3,916
 Redeemed........................................         (3,519)          (2,969)
                                                    ------------    -------------
 Net Increase (Decrease).........................          2,154              947
                                                    ============    =============


                                                           EQ/LORD ABBETT                      EQ/MID CAP
                                                           LARGE CAP CORE*                       INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,829,718)   $    (981,435)   $  (4,804,345)   $  (2,042,011)
 Net realized gain (loss) on investments.........        764,286      (10,046,237)     (53,827,554)     (76,754,441)
 Change in unrealized appreciation
  (depreciation) of investments..................     21,860,374       41,151,180      203,223,970      249,782,270
                                                    ------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     20,794,942       30,123,508      144,592,071      170,985,818
                                                    ------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,190,672       18,051,679       13,019,432       27,352,295
  Transfers between funds including
   guaranteed interest account, net..............     18,698,798       28,400,738      (31,800,373)     (11,457,023)
  Transfers for contract benefits and
   terminations..................................     (7,562,569)      (4,939,951)     (34,995,676)     (27,354,004)
  Contract maintenance charges...................     (2,345,017)      (1,712,105)      (8,962,624)      (7,924,887)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     15,981,884       39,800,361      (62,739,241)     (19,383,619)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --           53,718           31,447
                                                    ------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     36,776,826       69,923,869       81,906,548      151,633,646
NET ASSETS -- BEGINNING OF PERIOD................    155,168,017       85,244,148      652,650,383      501,016,737
                                                    ------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $191,944,843    $ 155,168,017    $ 734,556,931    $ 652,650,383
                                                    ============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              211               --
 Redeemed........................................             --               --              (26)              --
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              185               --
                                                    ============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493            8,538            4,368            7,801
 Redeemed........................................         (4,032)          (3,920)         (10,648)         (10,020)
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,461            4,618           (6,280)          (2,219)
                                                    ============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/MID CAP
                                                           VALUE PLUS* (d)(e)(f)
                                                  ---------------------------------------
                                                          2010                2009
                                                  -------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (5,227,522)      $    1,365,807
 Net realized gain (loss) on investments.........     (124,431,143)        (124,353,745)
 Change in unrealized appreciation
  (depreciation) of investments..................      332,475,742           36,575,607
                                                     -------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................      202,817,077          (86,412,331)
                                                     -------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       15,635,307           13,599,011
  Transfers between funds including
   guaranteed interest account, net..............     (109,598,303)         815,533,724
  Transfers for contract benefits and
   terminations..................................      (59,654,561)         (31,291,287)
  Contract maintenance charges...................      (15,073,590)          (8,625,499)
                                                     -------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (168,691,147)         789,215,949
                                                     -------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --               30,948
                                                     -------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       34,125,930          702,834,566
NET ASSETS -- BEGINNING OF PERIOD................    1,102,897,856          400,063,290
                                                     -------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,137,023,786      $1,102,897,856
                                                     ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               34                   --
 Redeemed........................................               (9)                  --
                                                     -------------       --------------
 Net Increase (Decrease).........................               25                   --
                                                     =============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            2,106               73,314
 Redeemed........................................          (14,942)             (27,132)
                                                     -------------       --------------
 Net Increase (Decrease).........................          (12,836)              46,182
                                                     =============       ==============


                                                                                                 EQ/MONTAG &
                                                           EQ/MONEY MARKET*                   CALDWELL GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ----------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (11,461,435)   $  (18,440,066)    $ (1,562,532)   $  (1,711,323)
 Net realized gain (loss) on investments.........         (34,619)         (233,096)      (3,832,437)     (14,655,162)
 Change in unrealized appreciation
  (depreciation) of investments..................          93,700           156,107       15,990,596       55,673,036
                                                   --------------    --------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (11,402,354)      (18,517,055)      10,595,627       39,306,551
                                                   --------------    --------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     211,662,332       343,074,508        6,424,399        3,647,314
  Transfers between funds including
   guaranteed interest account, net..............    (251,321,649)     (565,003,528)      (5,491,466)      (5,293,632)
  Transfers for contract benefits and
   terminations..................................    (206,937,596)     (300,033,661)      (7,731,372)      (6,259,023)
  Contract maintenance charges...................      (8,713,003)      (12,094,117)      (2,398,972)      (2,508,072)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (255,309,916)     (534,056,798)      (9,197,411)     (10,413,413)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --           273,686               --               --
                                                   --------------    --------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (266,712,270)     (552,300,167)       1,398,216       28,893,138
NET ASSETS -- BEGINNING OF PERIOD................     941,674,805     1,493,974,972      172,791,858      143,898,720
                                                   --------------    --------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $  674,962,535    $  941,674,805     $174,190,074    $ 172,791,858
                                                   ==============    ==============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                22              477                1
 Redeemed........................................              --                --              (20)              --
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................              --                22              457                1
                                                   ==============    ==============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          94,244            69,086            6,962           12,048
 Redeemed........................................         (90,015)          (99,039)         (10,137)         (14,313)
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................           4,229           (29,953)          (3,175)          (2,265)
                                                   ==============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MORGAN STANLEY
                                                           MID CAP GROWTH*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (6,483,463)   $  (4,344,315)
 Net realized gain (loss) on investments.........      2,139,710      (25,824,738)
 Change in unrealized appreciation
  (depreciation) of investments..................    134,660,911      155,347,475
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    130,317,158      125,178,422
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     19,088,458       17,349,251
  Transfers between funds including
   guaranteed interest account, net..............     88,611,674       69,598,413
  Transfers for contract benefits and
   terminations..................................    (23,291,011)     (11,360,676)
  Contract maintenance charges...................     (6,757,222)      (4,662,732)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     77,651,899       70,924,256
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    207,969,057      196,102,678
NET ASSETS -- BEGINNING OF PERIOD................    406,455,362      210,352,684
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 614,424,419    $ 406,455,362
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            590                3
 Redeemed........................................           (137)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            453                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,688           12,167
 Redeemed........................................         (7,010)          (5,895)
                                                   -------------    -------------
 Net Increase (Decrease).........................          4,678            6,272
                                                   =============    =============


                                                               EQ/MUTUAL
                                                           LARGE CAP EQUITY*               EQ/OPPENHEIMER GLOBAL*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    686,220      $  (2,837,920)    $ (1,594,990)   $    (999,512)
 Net realized gain (loss) on investments.........    (15,707,826)       (25,424,474)      (5,794,188)     (12,845,925)
 Change in unrealized appreciation
  (depreciation) of investments..................     36,768,566         74,942,306       31,989,119       52,404,085
                                                    ------------      -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,746,960         46,679,912       24,599,941       38,558,648
                                                    ------------      -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,479,102          7,462,774       13,281,583       10,985,091
  Transfers between funds including
   guaranteed interest account, net..............    (18,211,997)        (7,433,583)      55,292,392       30,120,961
  Transfers for contract benefits and
   terminations..................................    (10,895,006)        (9,814,336)      (8,293,582)      (4,037,850)
  Contract maintenance charges...................     (3,624,570)        (3,691,375)      (2,762,472)      (1,941,981)
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (29,252,471)       (13,476,520)      57,517,921       35,126,221
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --                3               --
                                                    ------------      -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     (7,505,511)        33,203,392       82,117,865       73,684,869
NET ASSETS -- BEGINNING OF PERIOD................    238,555,289        205,351,897      163,060,273       89,375,404
                                                    ------------      -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................   $231,049,778      $ 238,555,289     $245,178,138    $ 163,060,273
                                                    ============      =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             48                 --              306                1
 Redeemed........................................             (1)                --              (43)              --
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................             47                 --              263                1
                                                    ============      =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,203              3,697           10,580            7,976
 Redeemed........................................         (4,866)            (5,500)          (5,120)          (3,519)
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................         (3,663)            (1,803)           5,460            4,457
                                                    ============      =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO ULTRA
                                                           SHORT BOND* (g) (h)
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (16,660,452)    $   (3,730,126)
 Net realized gain (loss) on investments.........      (32,817,732)       (35,530,401)
 Change in unrealized appreciation
  (depreciation) of investments..................       40,441,026         69,287,120
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................       (9,037,158)        30,026,593
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       35,647,672         60,395,456
  Transfers between funds including
   guaranteed interest account, net..............      (36,975,938)       483,246,609
  Transfers for contract benefits and
   terminations..................................      (90,378,169)       (60,125,729)
  Contract maintenance charges...................      (19,746,167)       (16,164,814)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (111,452,602)       467,351,522
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     (120,489,760)       497,378,115
NET ASSETS -- BEGINNING OF PERIOD................    1,415,255,319        917,877,204
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,294,765,559     $1,415,255,319
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,539                  9
 Redeemed........................................             (209)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,330                  9
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           32,281             97,475
 Redeemed........................................          (43,958)           (55,852)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (11,677)            41,623
                                                    ==============     ==============


                                                      EQ/QUALITY BOND PLUS* (k)        EQ/SMALL COMPANY INDEX* (m)
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  52,128,835    $   9,616,969    $  (2,260,703)   $     283,901
 Net realized gain (loss) on investments.........     (6,003,038)     (16,834,854)     (24,935,414)     (47,942,631)
 Change in unrealized appreciation
  (depreciation) of investments..................    (19,985,136)      27,244,526      125,792,660      125,840,042
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     26,140,661       20,026,641       98,596,543       78,181,312
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     34,150,025       21,240,787       14,071,255       26,470,813
  Transfers between funds including
   guaranteed interest account, net..............     (9,692,627)     224,180,167      (17,676,567)      70,678,527
  Transfers for contract benefits and
   terminations..................................    (36,306,894)     (28,209,097)     (20,362,790)     (14,249,210)
  Contract maintenance charges...................     (7,338,590)      (5,183,336)      (5,991,684)      (4,521,055)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (19,188,086)     212,028,521      (29,959,786)      78,379,075
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              600               --        1,020,132
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      6,952,575      232,055,762       68,636,757      157,580,519
NET ASSETS -- BEGINNING OF PERIOD................    558,343,163      326,287,401      440,147,476      282,566,957
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 565,295,738    $ 558,343,163    $ 508,784,233    $ 440,147,476
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              214                1
 Redeemed........................................             --               --              (22)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              192                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,067           50,229            4,584           17,034
 Redeemed........................................        (12,329)         (31,789)          (7,147)          (9,500)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,262)          18,440           (2,563)           7,534
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/T. ROWE PRICE
                                                            GROWTH STOCK*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (4,924,523)   $  (3,334,900)
 Net realized gain (loss) on investments.........     (2,732,322)     (11,405,129)
 Change in unrealized appreciation
  (depreciation) of investments..................     56,083,078       93,287,481
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     48,426,233       78,547,452
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     21,494,187       25,605,098
  Transfers between funds including
   guaranteed interest account, net..............     41,257,431       56,036,557
  Transfers for contract benefits and
   terminations..................................    (17,689,907)     (11,344,415)
  Contract maintenance charges...................     (4,308,822)      (3,031,774)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,752,889       67,265,466
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     89,179,122      145,812,918
NET ASSETS -- BEGINNING OF PERIOD................    313,082,416      167,269,498
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 402,261,538    $ 313,082,416
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            567                3
 Redeemed........................................           (127)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            440                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          8,662           11,610
 Redeemed........................................         (4,967)          (3,248)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,695            8,362
                                                   =============    =============


                                                            EQ/TEMPLETON
                                                           GLOBAL EQUITY*              EQ/UBS GROWTH & INCOME*
                                                  --------------------------------- ------------------------------
                                                        2010             2009             2010           2009
                                                  ---------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (58,709)   $     (17,700)   $   (494,021)   $   (336,588)
 Net realized gain (loss) on investments.........    (11,950,986)     (20,976,814)     (2,127,239)     (7,822,551)
 Change in unrealized appreciation
  (depreciation) of investments..................     23,739,286       62,319,576       9,628,253      22,719,844
                                                   -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     11,729,591       41,325,062       7,006,993      14,560,705
                                                   -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,851,036        7,979,308       4,282,687       4,943,208
  Transfers between funds including
   guaranteed interest account, net..............      3,687,608       (4,747,160)       (980,741)       (973,192)
  Transfers for contract benefits and
   terminations..................................     (8,887,410)      (7,902,832)     (3,187,709)     (2,000,024)
  Contract maintenance charges...................     (2,856,263)      (2,749,566)       (892,945)       (801,991)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (1,205,029)      (7,420,250)       (778,708)      1,168,001
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     10,524,562       33,904,812       6,228,285      15,728,706
NET ASSETS -- BEGINNING OF PERIOD................    183,702,369      149,797,557      63,799,068      48,070,362
                                                   -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 194,226,931    $ 183,702,369    $ 70,027,353    $ 63,799,068
                                                   =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            105               --              --              --
 Redeemed........................................            (18)              --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................             87               --              --              --
                                                   =============    =============    ============    ============
UNIT ACTIVITY CLASS B
 Issued..........................................          3,697            3,863           5,058           5,464
 Redeemed........................................         (3,946)          (4,876)         (4,631)         (4,392)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................           (249)          (1,013)            427           1,072
                                                   =============    =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/WELLS FARGO
                                                                                                  ADVANTAGE
                                                        EQ/VAN KAMPEN COMSTOCK*                 OMEGA GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (540,884)     $    (130,878)   $  (4,851,626)    $ (2,421,440)
 Net realized gain (loss) on investments.........     (9,464,917)       (22,515,911)      13,444,641       (9,138,410)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,945,921         68,993,230       44,175,021       77,956,029
                                                    ------------      -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,940,120         46,346,441       52,768,036       66,396,179
                                                    ------------      -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,581,392          7,018,764       17,657,805       27,940,701
  Transfers between funds including
   guaranteed interest account, net..............        556,523         (7,191,990)      67,388,141       83,688,347
  Transfers for contract benefits and
   terminations..................................    (11,285,117)        (8,733,057)     (15,511,156)      (9,008,466)
  Contract maintenance charges...................     (3,263,131)        (3,102,049)      (4,493,713)      (2,575,434)
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (8,410,333)       (12,008,332)      65,041,077      100,045,148
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --            9,999               --
                                                    ------------      -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     19,529,787         34,338,109      117,819,112      166,441,327
NET ASSETS -- BEGINNING OF PERIOD................    219,391,530        185,053,421      295,445,709      129,004,382
                                                    ------------      -------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $238,921,317      $ 219,391,530    $ 413,264,821     $295,445,709
                                                    ============      =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             87                 --               --               --
 Redeemed........................................             (4)                --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             83                 --               --               --
                                                    ============      =============    =============     ============
UNIT ACTIVITY CLASS B
 Issued..........................................          2,566              3,249           11,345           14,711
 Redeemed........................................         (3,651)            (4,883)          (5,945)          (4,717)
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................         (1,085)            (1,634)           5,400            9,994
                                                    ============      =============    =============     ============
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             --                 --               --               --
 Redeemed........................................             --                 --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             --                 --               --               --
                                                    ============      =============    =============     ============


                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                                      ASSET MANAGER:             CONTRAFUND(R)
                                                   GROWTH PORTFOLIO (c)          PORTFOLIO (b)
                                                  ---------------------- -----------------------------
                                                           2010                2010           2009
                                                  ---------------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................        $   (450)          $   23,873      $     (1)
 Net realized gain (loss) on investments.........           8,181               41,815            --
 Change in unrealized appreciation
  (depreciation) of investments..................          56,550            1,304,990            --
                                                         --------           ----------      --------
 Net Increase (decrease) in net assets from
  operations.....................................          64,281            1,370,678            (1)
                                                         --------           ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         535,368            9,917,768        17,564
  Transfers between funds including
   guaranteed interest account, net..............         181,064            1,377,266            --
  Transfers for contract benefits and
   terminations..................................          (8,186)            (101,238)           --
  Contract maintenance charges...................              --                   (6)           --
                                                         --------           ----------      --------
 Net increase (decrease) in net assets from
  contractowners transactions....................         708,246           11,193,790        17,564
                                                         --------           ----------      --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              33               14,997            --
                                                         --------           ----------      --------
INCREASE (DECREASE) IN NET ASSETS................         772,560           12,579,465        17,563
NET ASSETS -- BEGINNING OF PERIOD................              --               17,563            --
                                                         --------          -----------      --------
NET ASSETS -- END OF PERIOD......................        $772,560          $12,597,028       $17,563
                                                         ========          ===========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY CLASS B
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             119               1,092              2
 Redeemed........................................             (53)                (41)            --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              66               1,051              2
                                                         ========          ==========       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP
                                                      FIDELITY(R) VIP           STRATEGIC INCOME         FRANKLIN INCOME
                                                   MID CAP PORTFOLIO (b)         PORTFOLIO (b)         SECURITIES FUND (n)
                                                  ------------------------ -------------------------- --------------------
                                                        2010        2009         2010         2009            2010
                                                  --------------- -------- --------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (18,324)       --      $ 235,780      $    (2)        $  14,976
 Net realized gain (loss) on investments.........       25,950        --        163,162           --            (2,591)
 Change in unrealized appreciation
  (depreciation) of investments..................      519,941        --       (218,791)          21           158,862
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      527,567        --        180,151           19           171,247
                                                    ----------    ------     ----------      -------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,151,129     5,881      5,996,892       23,054         2,662,103
  Transfers between funds including
   guaranteed interest account, net..............      770,481        --        726,700           --           992,400
  Transfers for contract benefits and
   terminations..................................      (76,216)       --        (56,385)          --           (11,054)
  Contract maintenance charges...................           (2)       --             (4)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    4,845,392     5,881      6,667,203       23,054         3,643,449
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       10,000        --            205           --               298
                                                    ----------    ------     ----------      -------        ----------
INCREASE (DECREASE) IN NET ASSETS................    5,382,959     5,881      6,847,559       23,073         3,814,994
NET ASSETS -- BEGINNING OF PERIOD................        5,881        --         23,073           --                --
                                                    ----------    ------     ----------      -------        ----------
NET ASSETS -- END OF PERIOD......................   $5,388,840    $5,881     $6,870,632      $23,073        $3,814,994
                                                    ==========    ======     ==========      =======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................           --        --             --           --               358
 Redeemed........................................           --        --             --           --                (6)
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................           --        --             --           --               352
                                                    ----------    ------     ----------      -------        ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................         437          1            658            2                --
 Redeemed........................................         (21)        --            (29)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................         416          1            629            2                --
                                                    ----------    ------     ----------      -------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN STRATEGIC           FRANKLIN TEMPLETON
                                                            INCOME                    VIP FOUNDING
                                                      SECURITIES FUND (b)      FUNDS ALLOCATION FUND (n)
                                                  --------------------------- ---------------------------
                                                        2010          2009                2010
                                                  --------------- ----------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  46,154       $   (12)          $  15,184
 Net realized gain (loss) on investments.........       7,038            --                 859
 Change in unrealized appreciation
  (depreciation) of investments..................     113,388            58              54,429
                                                    ---------       -------           ---------
 Net Increase (decrease) in net assets from
  operations.....................................     166,580            46              70,472
                                                    ---------       -------           ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,764,694        46,293             862,343
  Transfers between funds including
   guaranteed interest account, net..............     981,718            --             170,851
  Transfers for contract benefits and
   terminations..................................     (78,141)           --                (481)
  Contract maintenance charges...................          (6)           --                  --
                                                    ---------       -------           ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,668,265        46,293           1,032,713
                                                    ---------       -------           ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................      24,997            --                  77
                                                    ---------       -------           ---------
INCREASE (DECREASE) IN NET ASSETS................   4,859,842        46,339           1,103,262
NET ASSETS -- BEGINNING OF PERIOD................      46,339            --                  --
                                                    ---------       -------           ---------
NET ASSETS -- END OF PERIOD......................  $4,906,181       $46,339           $1,103,262
                                                    =========       =======           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................         465             5                 108
 Redeemed........................................         (30)           --                  (4)
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................         435             5                 104
                                                    =========       =======           =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========


                                                         GOLDMAN SACHS           INVESCO V.I.
                                                          VIT MID CAP              FINANCIAL
                                                        VALUE FUND (b)         SERVICES FUND (c)
                                                  --------------------------- ------------------
                                                        2010          2009           2010
                                                  --------------- ----------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (4,057)      $   --        $  (4,152)
 Net realized gain (loss) on investments.........      20,694           --          (12,347)
 Change in unrealized appreciation
  (depreciation) of investments..................     366,648           (9)          41,149
                                                    ---------       ------        ---------
 Net Increase (decrease) in net assets from
  operations.....................................     383,285           (9)          24,650
                                                    ---------       ------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,555,130        2,514          427,430
  Transfers between funds including
   guaranteed interest account, net..............     201,034           --          207,782
  Transfers for contract benefits and
   terminations..................................     (13,427)          --          (20,432)
  Contract maintenance charges...................          (2)          --               --
                                                    ---------       ------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,742,735        2,514          614,780
                                                    ---------       ------        ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         101           --               21
                                                    ---------       ------        ---------
INCREASE (DECREASE) IN NET ASSETS................   3,126,121        2,505          639,451
NET ASSETS -- BEGINNING OF PERIOD................       2,505           --               --
                                                    ----------      ------        ---------
NET ASSETS -- END OF PERIOD......................   $3,128,626      $2,505        $ 639,451
                                                    ===========     =======       =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          --          --                --
 Redeemed........................................          --          --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                --
                                                    =========     =======         =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --          --                86
 Redeemed........................................          --          --               (27)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                59
                                                    =========     =======         =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................         271          --                --
 Redeemed........................................         (28)         --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         243          --                --
                                                    =========     =======         =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         INVESCO V.I.            INVESCO V.I.
                                                          GLOBAL REAL           INTERNATIONAL
                                                        ESTATE FUND (b)        GROWTH FUND (c)
                                                  --------------------------- -----------------
                                                        2010          2009           2010
                                                  ---------------- ---------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $ 113,606      $    (1)     $  18,769
 Net realized gain (loss) on investments.........        6,434           --          3,607
 Change in unrealized appreciation
  (depreciation) of investments..................      299,536           10        336,872
                                                     ---------      -------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................      419,576            9        359,248
                                                     ---------      -------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,431,862       11,500      3,316,405
  Transfers between funds including
   guaranteed interest account, net..............      859,574           --        506,317
  Transfers for contract benefits and
   terminations..................................      (21,125)          --        (17,882)
  Contract maintenance charges...................           --           --             (2)
                                                     ---------      -------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,270,311       11,500      3,804,838
                                                     ---------      -------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          299           --            200
                                                     ---------      -------      ---------
INCREASE (DECREASE) IN NET ASSETS................    5,690,186       11,509      4,164,286
NET ASSETS -- BEGINNING OF PERIOD................       11,509           --             --
                                                     ---------      -------      ---------
NET ASSETS -- END OF PERIOD......................    $5,701,695     $11,509      $4,164,286
                                                     ==========     =======      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................          488            1            371
 Redeemed........................................           (6)          --             (5)
                                                     ---------      -------      ---------
 Net Increase (Decrease).........................          482            1            366
                                                     =========      =======      =========


                                                                            INVESCO V.I.
                                                     INVESCO V.I.           MID CAP CORE
                                                   LEISURE FUND (c)        EQUITY FUND (b)
                                                  ------------------ ---------------------------
                                                         2010               2010          2009
                                                  ------------------ ----------------- ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $  (352)         $  (4,611)       $   --
 Net realized gain (loss) on investments.........          628              2,876            --
 Change in unrealized appreciation
  (depreciation) of investments..................       12,057            118,073            (5)
                                                       -------          ---------        ------
 Net Increase (decrease) in net assets from
  operations.....................................       12,333            116,338            (5)
                                                       -------          ---------        ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       94,133          1,081,781           639
  Transfers between funds including
   guaranteed interest account, net..............       27,981            242,444            --
  Transfers for contract benefits and
   terminations..................................           --             (8,395)           --
  Contract maintenance charges...................           --                 (3)           --
                                                       -------          ---------        ------
 Net increase (decrease) in net assets from
  contractowners transactions....................      122,114          1,315,827           639
                                                       -------          ---------        ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --                 --            --
                                                       -------          ---------        ------
INCREASE (DECREASE) IN NET ASSETS................      134,447          1,432,165           634
NET ASSETS -- BEGINNING OF PERIOD................           --                634            --
                                                       -------          ---------        ------
NET ASSETS -- END OF PERIOD......................      $134,447         $1,432,799       $  634
                                                       ========         ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................           13                129            --
 Redeemed........................................           (2)                (6)           --
                                                       -------          ---------        ------
 Net Increase (Decrease).........................           11                123            --
                                                       =======          =========        ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       INVESCO V.I.            IVY FUNDS VIP
                                                        SMALL CAP                DIVIDEND                   IVY FUNDS VIP
                                                     EQUITY FUND (c)         OPPORTUNITIES (b)                ENERGY (b)
                                                    -----------------   ---------------------------   --------------------------
                                                           2010              2010           2009           2010           2009
                                                    -----------------   --------------   ----------   --------------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (5,405)        $  (14,382)     $    (1)      $  (11,920)      $  --
 Net realized gain (loss) on investments.........         (25,501)            (2,123)          --          (22,116)         --
 Change in unrealized appreciation
  (depreciation) of investments..................         141,132            511,615          (35)         468,805           (8)
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (decrease) in net assets from
  operations.....................................         110,226            495,110          (36)         434,769           (8)
                                                        ---------         ----------      -------       ----------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         674,292          3,292,575       13,455        1,874,270          479
  Transfers between funds including
   guaranteed interest account, net..............         214,496            670,688           --          559,232           --
  Transfers for contract benefits and
   terminations..................................         (48,638)           (73,191)          --          (23,036)          --
  Contract maintenance charges...................              --                (10)          --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................         840,150          3,890,062       13,455        2,410,466          479
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --                197           --               42           --
                                                        ---------         ----------      -------       ----------       ------
INCREASE (DECREASE) IN NET ASSETS................         950,376          4,385,369       13,419        2,845,277          471
NET ASSETS -- BEGINNING OF PERIOD................              --             13,419           --              471           --
                                                        ---------         ----------      -------       ----------       ------
NET ASSETS -- END OF PERIOD......................       $ 950,376         $4,398,788      $13,419       $2,845,748       $  471
                                                        =========         ==========      =======       ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................              --                398            1              295           --
 Redeemed........................................                                (21)          --              (66)          --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              --                377            1              229           --
                                                        =========         ==========      =======       ==========       ======
UNIT ACTIVITY SERIES II
 Issued..........................................             101                 --           --               --           --
 Redeemed........................................             (30)                --           --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              71                 --           --               --           --
                                                        =========         ==========      =======       ==========       ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                        GLOBAL NATURAL
                                                        RESOURCES (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (26,243)     $    (9)
 Net realized gain (loss) on investments.........     (23,831)          --
 Change in unrealized appreciation
  (depreciation) of investments..................     824,015         (370)
                                                    -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................     773,941         (379)
                                                    -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,357,438       73,586
  Transfers between funds including
   guaranteed interest account, net..............     840,262           --
  Transfers for contract benefits and
   terminations..................................     (36,658)          --
  Contract maintenance charges...................            (3)        --
                                                    ------------   -------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,161,039       73,586
                                                    -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,997           --
                                                    -----------    -------
INCREASE (DECREASE) IN NET ASSETS................   4,942,977       73,207
NET ASSETS -- BEGINNING OF PERIOD................      73,207           --
                                                    -----------    -------
NET ASSETS -- END OF PERIOD......................   $5,016,184     $73,207
                                                    ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         471            7
 Redeemed........................................         (59)          --
                                                    -----------    -------
 Net Increase (Decrease).........................         412            7
                                                    ===========    =======



                                                         IVY FUNDS VIP               IVY FUNDS VIP
                                                        HIGH INCOME (b)            MID CAP GROWTH (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  89,755       $   (10)    $ (21,737)      $     (1)
 Net realized gain (loss) on investments.........      22,354            --        10,693             --
 Change in unrealized appreciation
  (depreciation) of investments..................     397,231           107       663,279             (8)
                                                    ---------       -------     ---------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................     509,340            97       652,235             (9)
                                                    ---------       -------     ---------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   6,833,466        24,960     3,087,205         20,641
  Transfers between funds including
   guaranteed interest account, net..............   1,759,195            --       710,125             --
  Transfers for contract benefits and
   terminations..................................     (60,895)           --       (42,819)            --
  Contract maintenance charges...................          (7)           --            (4)            --
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   8,531,759        24,960     3,754,507         20,641
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,999            --            --             --
                                                    ---------       -------     ---------      ---------
INCREASE (DECREASE) IN NET ASSETS................   9,049,098        25,057     4,406,742         20,632
NET ASSETS -- BEGINNING OF PERIOD................      25,057            --        20,632             --
                                                    ---------       -------     ---------      ---------
NET ASSETS -- END OF PERIOD......................  $9,074,155       $25,057     $4,427,374     $  20,632
                                                    =========       =======     ==========     =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         848             2           337              2
 Redeemed........................................         (72)           --           (11)            --
                                                    ---------       -------     ---------      ---------
 Net Increase (Decrease).........................         776             2           326              2
                                                    =========       =======     =========      =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                         SCIENCE AND
                                                        TECHNOLOGY (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (17,200)      $   (1)
 Net realized gain (loss) on investments.........      35,891           --
 Change in unrealized appreciation
  (depreciation) of investments..................     226,046            5
                                                    ---------       ------
 Net Increase (decrease) in net assets from
  operations.....................................     244,737            4
                                                    ---------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,180,871        1,980
  Transfers between funds including
   guaranteed interest account, net..............     309,419           --
  Transfers for contract benefits and
   terminations..................................     (56,595)          --
  Contract maintenance charges...................          (2)          --
                                                    ---------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,433,693        1,980
                                                    ---------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          65           --
                                                    ---------       ------
INCREASE (DECREASE) IN NET ASSETS................   2,678,495        1,984
NET ASSETS -- BEGINNING OF PERIOD................       1,984           --
                                                    ---------       ------
NET ASSETS -- END OF PERIOD......................   $2,680,479      $1,984
                                                    ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         250           --
 Redeemed........................................         (23)          --
                                                    ---------       ------
 Net Increase (Decrease).........................         227           --
                                                    =========       ======
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --           --
 Redeemed........................................          --           --
                                                    ---------       ------
 Net Increase (Decrease).........................          --           --
                                                    =========       ======


                                                         IVY FUNDS VIP             LAZARD RETIREMENT
                                                           SMALL CAP                EMERGING MARKETS
                                                          GROWTH (b)              EQUITY PORTFOLIO (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,635)      $    --       $    64,079     $   (1)
 Net realized gain (loss) on investments.........       6,893            --            33,247         --
 Change in unrealized appreciation
  (depreciation) of investments..................     614,001            (8)      1,144,429           --
                                                    ---------       -------     -----------     --------
 Net Increase (decrease) in net assets from
  operations.....................................     600,259            (8)      1,241,755           (1)
                                                    ---------       -------     -----------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,563,013         3,288      10,027,200       22,523
  Transfers between funds including
   guaranteed interest account, net..............     601,042            --       1,947,357           --
  Transfers for contract benefits and
   terminations..................................     (24,472)           --        (107,238)          --
  Contract maintenance charges...................          (3)           --              --           --
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in net assets from
  contractowners transactions....................   3,139,580         3,288      11,867,319       22,523
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       5,000            --           4,997           --
                                                    ---------       -------     -----------     --------
INCREASE (DECREASE) IN NET ASSETS................   3,744,839         3,280      13,114,071       22,522
NET ASSETS -- BEGINNING OF PERIOD................       3,280            --          22,522           --
                                                    ---------       -------     -----------     --------
NET ASSETS -- END OF PERIOD......................  $3,748,119       $ 3,280     $13,136,593     $ 22,522
                                                   ==========       =======     ===========     ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         296            --              --           --
 Redeemed........................................         (17)           --              --           --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................         279            --              --           --
                                                    =========       =======     ===========     ========
Unit Activity Service Shares
 Issued..........................................          --            --           1,105            2
 Redeemed........................................          --            --             (43)          --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................          --            --           1,062            2
                                                    =========       =======     ===========     ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    MFS(R) INTERNATIONAL        MFS(R) INVESTORS
                                                    VALUE PORTFOLIO (b)     GROWTH STOCK SERIES (c)
                                                  ------------------------ -------------------------
                                                        2010        2009              2010
                                                  --------------- -------- -------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,072)     $   --         $  (8,018)
 Net realized gain (loss) on investments.........       1,780          --             1,529
 Change in unrealized appreciation
  (depreciation) of investments..................     405,374          --           192,276
                                                    ---------      ------         ---------
 Net Increase (decrease) in net assets from
  operations.....................................     387,082          --           185,787
                                                    ---------      ------         ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   4,346,575       2,520         1,573,066
  Transfers between funds including
   guaranteed interest account, net..............     753,351          --           122,655
  Transfers for contract benefits and
   terminations..................................     (69,928)         --            (7,400)
  Contract maintenance charges...................          (6)         --                --
                                                    ---------      ------         ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   5,029,992       2,520         1,688,321
                                                    ---------      ------         ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       4,997          --                73
                                                    ---------      ------         ---------
INCREASE (DECREASE) IN NET ASSETS................   5,422,071       2,520         1,874,181
NET ASSETS -- BEGINNING OF PERIOD................       2,520          --                --
                                                    ---------      ------         ---------
NET ASSETS -- END OF PERIOD......................  $5,424,591      $2,520        $1,874,181
                                                    =========      ======         =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................         523          --               165
 Redeemed........................................         (22)         --                (3)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         501          --               162
                                                    =========      ======         =========


                                                   MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                   TRUST SERIES (c)     PORTFOLIO (c)        SERIES (c)
                                                  ------------------ ------------------- ------------------
                                                         2010                2010               2010
                                                  ------------------ ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,935)         $  (10,172)         $     321
 Net realized gain (loss) on investments.........         2,000              (6,570)             3,866
 Change in unrealized appreciation
  (depreciation) of investments..................       109,869             204,827             151,823
                                                      ---------          ----------          ----------
 Net Increase (decrease) in net assets from
  operations.....................................       106,934             188,085             156,010
                                                      ---------          ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     1,002,551           1,463,738           1,202,233
  Transfers between funds including
   guaranteed interest account, net..............       147,780             257,417             294,963
  Transfers for contract benefits and
   terminations..................................        (8,259)            (10,492)             (4,784)
  Contract maintenance charges...................            --                  --                  (1)
                                                      ---------          ----------          ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................     1,142,072           1,710,663           1,492,411
                                                      ---------          ----------          ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --                  72                 55
                                                      ---------          ----------          ----------
INCREASE (DECREASE) IN NET ASSETS................     1,249,006           1,898,820           1,648,476
NET ASSETS -- BEGINNING OF PERIOD................            --                  --                  --
                                                      ---------          ----------          ----------
NET ASSETS -- END OF PERIOD......................     $1,249,006         $1,898,820         $1,648,476
                                                      ==========         ==========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................           120                 181                 149
 Redeemed........................................            (9)                (25)                 (9)
                                                      ---------          ----------          ----------
 Net Increase (Decrease).........................           111                 156                 140
                                                      =========          ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                      AGGRESSIVE EQUITY* (i)(o)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (3,300,754)   $  (1,790,030)
 Net realized gain (loss) on investments.........    (10,011,442)     (12,286,920)
 Change in unrealized appreciation
  (depreciation) of investments..................     67,064,699       18,886,872
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,752,503        4,809,922
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,396,795        3,248,390
  Transfers between funds including
   guaranteed interest account, net..............    209,262,252      271,330,555
  Transfers for contract benefits and
   terminations..................................    (22,771,842)      (6,664,007)
  Contract maintenance charges...................     (5,214,681)      (1,938,975)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    187,672,524      265,975,963
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          5,306         (419,927)
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    241,430,333      270,365,958
NET ASSETS -- BEGINNING OF PERIOD................    338,108,603       67,742,645
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 579,538,936    $ 338,108,603
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         14,223           47,962
 Redeemed........................................         (4,635)         (31,144)
                                                   -------------    -------------
 Net Increase (Decrease).........................          9,588           16,818
                                                   =============    =============


                                                              MULTIMANAGER                        MULTIMANAGER
                                                               CORE BOND*                     INTERNATIONAL EQUITY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   14,969,343     $   19,058,581    $   6,306,819    $     529,394
 Net realized gain (loss) on investments.........       31,944,676         (1,947,205)     (30,024,963)     (40,200,014)
 Change in unrealized appreciation
  (depreciation) of investments..................        2,327,617         40,797,591       44,641,850      140,444,319
                                                    --------------     --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,241,636         57,908,967       20,923,706      100,773,699
                                                    --------------     --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       54,471,139         85,620,629        8,962,430       31,467,106
  Transfers between funds including
   guaranteed interest account, net..............       99,642,576        225,583,404      (16,962,668)      (7,993,196)
  Transfers for contract benefits and
   terminations..................................      (76,218,848)       (54,135,987)     (19,864,038)     (16,720,684)
  Contract maintenance charges...................      (14,448,356)       (11,596,104)      (5,971,528)      (5,708,119)
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       63,446,511        245,471,942      (33,835,804)       1,045,107
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --           20,500           12,001
                                                    --------------     --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      112,688,147        303,380,909      (12,891,598)     101,830,807
NET ASSETS -- BEGINNING OF PERIOD................    1,038,133,642        734,752,733      457,906,636      356,075,829
                                                    --------------     --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $1,150,821,789     $1,038,133,642    $ 445,015,038    $ 457,906,636
                                                    ==============     ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           32,660             41,077            3,288            7,015
 Redeemed........................................          (27,671)           (20,178)          (6,035)          (6,890)
                                                    --------------     --------------    -------------    -------------
 Net Increase (Decrease).........................            4,989             20,899           (2,747)             125
                                                    ==============     ==============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                              LARGE CAP
                                                            CORE EQUITY*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,609,490)    $     23,909
 Net realized gain (loss) on investments.........     (5,914,448)      (9,143,855)
 Change in unrealized appreciation
  (depreciation) of investments..................     20,335,514       38,805,231
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,811,576       29,685,285
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,422,349        5,491,082
  Transfers between funds including
   guaranteed interest account, net..............      5,498,775        8,806,980
  Transfers for contract benefits and
   terminations..................................     (7,545,457)      (6,050,730)
  Contract maintenance charges...................     (1,793,031)      (1,542,848)
                                                    ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (417,364)       6,704,484
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     12,394,212       36,389,769
NET ASSETS -- BEGINNING OF PERIOD................    132,963,324       96,573,555
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $145,357,536     $132,963,324
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,847            3,231
 Redeemed........................................         (2,943)          (2,617)
                                                    ------------     ------------
 Net Increase (Decrease).........................            (96)             614
                                                    ============     ============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP VALUE*                   MID CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,260,430)   $   1,231,633    $  (4,486,343)   $  (3,614,543)
 Net realized gain (loss) on investments.........    (20,081,892)     (46,653,561)     (11,872,172)     (25,660,047)
 Change in unrealized appreciation
  (depreciation) of investments..................     63,553,047      112,693,080       86,729,962      114,933,970
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     41,210,725       67,271,152       70,371,447       85,659,380
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,645,471       19,030,078        5,903,356       14,960,375
  Transfers between funds including
   guaranteed interest account, net..............    (18,493,905)     (30,645,008)         236,202       (3,633,243)
  Transfers for contract benefits and
   terminations..................................    (21,956,412)     (17,195,237)     (17,993,249)     (12,645,095)
  Contract maintenance charges...................     (5,061,232)      (5,043,108)      (4,129,294)      (3,546,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (37,866,078)     (33,853,275)     (15,982,985)      (4,864,090)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         10,715            6,000            4,484           17,773
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      3,355,362       33,423,877       54,392,946       80,813,063
NET ASSETS -- BEGINNING OF PERIOD................    386,803,234      353,379,357      297,525,830      216,712,767
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 390,158,596    $ 386,803,234    $ 351,918,776    $ 297,525,830
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,095            4,234            3,776            4,409
 Redeemed........................................         (5,348)          (7,871)          (5,462)          (5,060)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,253)          (3,637)          (1,686)            (651)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,481,550)   $   4,517,447
 Net realized gain (loss) on investments.........     (7,974,382)     (35,769,543)
 Change in unrealized appreciation
  (depreciation) of investments..................     86,985,030      131,949,303
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     76,529,098      100,697,207
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,105,066       21,788,983
  Transfers between funds including
   guaranteed interest account, net..............     11,044,753        3,060,672
  Transfers for contract benefits and
   terminations..................................    (20,165,978)     (14,330,374)
  Contract maintenance charges...................     (4,820,401)      (3,901,407)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (5,836,560)       6,617,874
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         16,500           11,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     70,709,038      107,326,081
NET ASSETS -- BEGINNING OF PERIOD................    341,759,757      234,433,676
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 412,468,795    $ 341,759,757
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          4,226            6,361
 Redeemed........................................         (4,804)          (5,763)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (578)             598
                                                   =============    =============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                         MULTI-SECTOR BOND*                 SMALL CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   7,139,639    $  17,194,123    $  (3,035,539)   $  (2,370,794)
 Net realized gain (loss) on investments.........    (43,869,658)     (63,176,365)      (9,987,140)     (23,652,038)
 Change in unrealized appreciation
  (depreciation) of investments..................     66,814,688       87,731,032       61,443,500       74,520,459
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     30,084,669       41,748,790       48,420,821       48,497,627
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,246,784       20,333,762        5,913,458       16,716,400
  Transfers between funds including
   guaranteed interest account, net..............     51,873,040       28,501,019       (3,629,128)       7,922,857
  Transfers for contract benefits and
   terminations..................................    (42,777,795)     (37,010,611)      (9,590,691)      (6,276,872)
  Contract maintenance charges...................     (7,490,513)      (6,919,475)      (2,959,627)      (2,436,003)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     10,851,516        4,904,695      (10,265,988)      15,926,382
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         37,999           31,305               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     40,974,184       46,684,790       38,154,833       64,424,009
NET ASSETS -- BEGINNING OF PERIOD................    578,491,501      531,806,711      199,961,211      135,537,202
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 619,465,685    $ 578,491,501    $ 238,116,044    $ 199,961,211
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          9,449            9,422            5,949           11,195
 Redeemed........................................         (7,856)          (7,909)          (7,430)          (7,055)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,593            1,513           (1,481)           4,140
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          SMALL CAP VALUE*                     TECHNOLOGY*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,585,595)   $  (1,545,261)   $  (5,350,390)   $  (3,925,576)
 Net realized gain (loss) on investments.........    (39,496,152)     (60,110,466)       8,933,618      (24,402,155)
 Change in unrealized appreciation
  (depreciation) of investments..................    132,997,447      145,403,986       49,871,744      146,694,797
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     87,915,700       83,748,259       53,454,972      118,367,066
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,361,073       11,015,985        8,805,930       11,993,177
  Transfers between funds including
   guaranteed interest account, net..............    (17,602,238)     (19,337,941)       8,218,313       58,399,558
  Transfers for contract benefits and
   terminations..................................    (26,593,649)     (20,673,166)     (20,104,444)     (12,679,557)
  Contract maintenance charges...................     (5,355,840)      (4,967,555)      (4,791,220)      (3,816,883)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (43,190,654)     (33,962,677)      (7,871,421)      53,896,295
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         28,835           15,573               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     44,753,881       49,801,155       45,583,551      172,263,361
NET ASSETS -- BEGINNING OF PERIOD................    418,771,665      368,970,510      365,032,119      192,768,758
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 463,525,546    $ 418,771,665    $ 410,615,670    $ 365,032,119
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          3,839            3,265            9,748           15,683
 Redeemed........................................         (7,339)          (6,656)         (10,861)          (9,926)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,500)          (3,391)          (1,113)           5,757
                                                   =============    =============    =============    =============
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS 2
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============


                                                                             PIMCO VARIABLE
                                                                            INSURANCE TRUST
                                                      MUTUAL SHARES      COMMODITYREALRETURN(R)
                                                   SECURITIES FUND (n)   STRATEGY PORTFOLIO (c)
                                                  --------------------- -----------------------
                                                           2010                   2010
                                                  --------------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $   1,005              $  204,287
 Net realized gain (loss) on investments.........            (68)                 58,047
 Change in unrealized appreciation
  (depreciation) of investments..................         78,050                 350,502
                                                      ----------              ----------
 Net Increase (decrease) in net assets from
  operations.....................................         78,987                 612,836
                                                      ----------              ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,293,546               2,893,946
  Transfers between funds including
   guaranteed interest account, net..............        192,509                 610,171
  Transfers for contract benefits and
   terminations..................................         (3,170)                (30,858)
  Contract maintenance charges...................             --                      --
                                                      ----------              ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,482,885               3,473,259
                                                      ----------              ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             63                     200
                                                      ----------              ----------
INCREASE (DECREASE) IN NET ASSETS................      1,561,935               4,086,295
NET ASSETS -- BEGINNING OF PERIOD................             --                      --
                                                      ----------              ----------
NET ASSETS -- END OF PERIOD......................     $1,561,935              $4,086,295
                                                      ==========              ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................             --                      --
 Redeemed........................................             --                      --
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                      --
                                                      ==========              ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --                     326
 Redeemed........................................             --                     (10)
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                     316
                                                      ==========              ==========
UNIT ACTIVITY CLASS 2
 Issued..........................................            147                      --
 Redeemed........................................             (1)                     --
                                                      ----------              ----------
 Net Increase (Decrease).........................            146                      --
                                                      ==========              ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PIMCO VARIABLE
                                                       INSURANCE TRUST
                                                       EMERGING MARKETS
                                                      BOND PORTFOLIO (b)
                                                  --------------------------
                                                       2010          2009
                                                  -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   69,368     $    64
 Net realized gain (loss) on investments.........       33,647          --
 Change in unrealized appreciation
  (depreciation) of investments..................      (12,577)       (162)
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................       90,438         (98)
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,628,318      96,040
  Transfers between funds including
   guaranteed interest account, net..............      475,640          --
  Transfers for contract benefits and
   terminations..................................      (52,766)         --
  Contract maintenance charges...................           --          --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,051,192      96,040
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          384          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    5,142,014      95,942
NET ASSETS -- BEGINNING OF PERIOD................       95,942          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $5,237,956     $95,942
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          512          10
 Redeemed........................................          (50)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          462          10
                                                    ==========     =======


                                                        PIMCO VARIABLE             PIMCO VARIABLE
                                                       INSURANCE TRUST            INSURANCE TRUST
                                                         REAL RETURN                TOTAL RETURN
                                                        PORTFOLIO (b)              PORTFOLIO (b)
                                                  -------------------------- --------------------------
                                                        2010         2009          2010         2009
                                                  --------------- ---------- --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   57,951     $    (5)    $   559,548    $    (6)
 Net realized gain (loss) on investments.........       34,827           6         204,378         15
 Change in unrealized appreciation
  (depreciation) of investments..................      (50,511)        (21)       (666,627)       (46)
                                                    ----------     -------     -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................       42,267         (20)         97,299        (37)
                                                    ----------     -------     -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    8,902,445      70,985      21,875,302     78,168
  Transfers between funds including
   guaranteed interest account, net..............    1,110,278          --       2,212,962         --
  Transfers for contract benefits and
   terminations..................................     (144,553)         --        (170,457)        --
  Contract maintenance charges...................           (4)         --             (20)        --
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    9,868,166      70,985      23,917,787     78,168
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          500          --           2,376         --
                                                    ----------     -------     -----------    -------
INCREASE (DECREASE) IN NET ASSETS................    9,910,933      70,965      24,017,462     78,131
NET ASSETS -- BEGINNING OF PERIOD................       70,965          --          78,131         --
                                                    ----------     -------     -----------    -------
NET ASSETS -- END OF PERIOD......................   $9,981,898     $70,965     $24,095,593    $78,131
                                                    ==========     =======     ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          979           7           2,431          8
 Redeemed........................................          (46)         --            (171)        --
                                                    ----------     -------     -----------    -------
 Net Increase (Decrease).........................          933           7           2,260          8
                                                    ==========     =======     ===========    =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                                T. ROWE PRICE
                                                                                        PROFUND VP             HEALTH SCIENCES
                                                       PROFUND VP BEAR (b)           BIOTECHNOLOGY (b)          PORTFOLIO (c)
                                                    -------------------------   ---------------------------   ----------------
                                                        2010          2009           2010           2009            2010
                                                    ------------   ----------   --------------   ----------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (3,972)     $    (2)       $(3,975)        $   (1)       $  (10,824)
 Net realized gain (loss) on investments.........      (14,568)          --         (2,698)            --             1,136
 Change in unrealized appreciation
  (depreciation) of investments..................      (62,175)          65         27,806            (35)          172,997
                                                     ---------      -------        -------         ------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      (80,715)          63         21,133            (36)          163,309
                                                     ---------      -------        -------         ------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      370,498       11,047        558,226          3,640         1,491,765
  Transfers between funds including
   guaranteed interest account, net..............      134,042           --        162,608             --           200,425
  Transfers for contract benefits and
   terminations..................................       (8,433)          --         (3,516)            --           (28,346)
  Contract maintenance charges...................           --           --             --             --                --
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      496,107       11,047        717,318          3,640         1,663,844
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,999           --             40             --                --
                                                     ---------      -------        -------         ------        ----------
INCREASE (DECREASE) IN NET ASSETS................      420,391       11,110        738,491          3,604         1,827,153
NET ASSETS -- BEGINNING OF PERIOD................       11,110           --          3,604             --                --
                                                     ---------      -------        -------         ------        ----------
NET ASSETS -- END OF PERIOD......................    $ 431,501      $11,110        $742,095        $3,604        $1,827,153
                                                     =========      =======        ========        ======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued..........................................           --           --             --             --               164
 Redeemed........................................           --           --             --             --               (11)
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           --           --             --             --               153
                                                     =========      =======        ========        ======        ==========
UNIT ACTIVITY COMMON SHARES
 Issued..........................................          126            1             75             --                --
 Redeemed........................................          (72)          --             (4)            --                --
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           54            1             71             --                --
                                                     =========      =======        =========       ======        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TEMPLETON DEVELOPING
                                                           MARKETS
                                                     SECURITIES FUND (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (1,184)     $   (4)
 Net realized gain (loss) on investments.........        2,508          --
 Change in unrealized appreciation
  (depreciation) of investments..................      363,435         174
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................      364,759         170
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    2,487,364      27,943
  Transfers between funds including
   guaranteed interest account, net..............      488,297          --
  Transfers for contract benefits and
   terminations..................................      (27,332)         --
  Contract maintenance charges...................           (1)         --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    2,948,328      27,943
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,997          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    3,318,084      28,113
NET ASSETS -- BEGINNING OF PERIOD................       28,113          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $3,346,197     $28,113
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          289           2
 Redeemed........................................          (11)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          278           2
                                                    ==========     =======


                                                                                         TEMPLETON                TEMPLETON
                                                            TEMPLETON                   GLOBAL BOND                GROWTH
                                                   FOREIGN SECURITIES FUND (c)      SECURITIES FUND (b)      SECURITIES FUND (n)
                                                  ----------------------------- --------------------------- --------------------
                                                               2010                   2010          2009            2010
                                                  ----------------------------- ---------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................          $  (1,459)             $  (31,071)     $    (3)        $  (535)
 Net realized gain (loss) on investments.........              1,659                  37,100           --              42
 Change in unrealized appreciation
  (depreciation) of investments..................            264,898                 580,760           45          46,348
                                                           ---------              ----------      -------         -------
 Net Increase (decrease) in net assets from
  operations.....................................            265,098                 586,789           42          45,855
                                                           ---------              ----------      -------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          2,354,307              14,434,071       26,693         393,337
  Transfers between funds including
   guaranteed interest account, net..............            270,295               2,034,654           --         190,068
  Transfers for contract benefits and
   terminations..................................            (52,322)               (169,125)          --          (9,860)
  Contract maintenance charges...................                 (4)                     (4)          --              --
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in net assets from
  contractowners transactions....................          2,572,276              16,299,596       26,693         573,545
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                301                   9,996           --              28
                                                           ---------              ----------      -------         -------
INCREASE (DECREASE) IN NET ASSETS................          2,837,675              16,896,381       26,735         619,428
NET ASSETS -- BEGINNING OF PERIOD................                 --                  26,735           --              --
                                                           ---------              ----------      -------         -------
NET ASSETS -- END OF PERIOD......................          $2,837,675             $16,923,116     $26,735         $619,428
                                                           ==========             ===========     =======         ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................                277                   1,539            3              63
 Redeemed........................................                (13)                    (50)          --              (3)
                                                           ---------              ----------      -------         -------
 Net Increase (Decrease).........................                264                   1,489            3              60
                                                           =========              ==========      =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            VAN ECK VIP
                                                            GLOBAL HARD
                                                          ASSETS FUND (b)
                                                    ----------------------------
                                                          2010           2009
                                                    ---------------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (34,271)      $    (2)
 Net realized gain (loss) on investments.........          9,870            --
 Change in unrealized appreciation
  (depreciation) of investments..................      1,322,197          (207)
                                                      ----------       -------
 Net Increase (decrease) in net assets from
  operations.....................................      1,297,796          (209)
                                                      ----------       -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,385,770        10,006
  Transfers between funds including
   guaranteed interest account, net..............      1,041,442            --
  Transfers for contract benefits and
   terminations..................................        (50,237)           --
  Contract maintenance charges...................             (2)           --
                                                      ----------       -------
 Net increase (decrease) in net assets from
  contractowners transactions....................      6,376,973        10,006
                                                      ----------       -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             93            --
                                                      ----------       -------
INCREASE (DECREASE) IN NET ASSETS................      7,674,862         9,797
NET ASSETS -- BEGINNING OF PERIOD................          9,797            --
                                                      ----------       -------
NET ASSETS -- END OF PERIOD......................     $7,684,659       $ 9,797
                                                      ==========       =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued..........................................            606             1
 Redeemed........................................            (19)           --
                                                      ----------       -------
 Net Increase (Decrease).........................            587             1
                                                      ==========       =======

-------
The accompanying notes are an integral part of these financial statements.

(a) Units were made available for sale on June 08, 2009.
(b) Units were made available for sale on December 14, 2009.
(c) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(d) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(f) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(h) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(i) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(j) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(l) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

(m) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(n) Units were made available for sale on January 25, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available for sale on September 23, 2010.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  -----------------------------------------------------
o AllianceBernstein VPS Balanced Wealth Strategy Portfolio
o AllianceBernstein VPS International Growth Portfolio

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Large Company Value
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology

  BLACKROCK VARIABLE SERIES FUNDS, INC.
  -------------------------------------
o BlackRock Global Allocation V.I. Fund
o BlackRock Large Cap Growth V.I Fund

  EQ ADVISORS TRUST *
  -------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International ETF
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/Pimco Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity
o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  --------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Strategic Income Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE
  -------------------------------------
  PRODUCTS TRUST
  --------------
o Franklin Income Securities Fund
o Franklin Strategic Income Securities Fund
o Franklin Templeton VIP Founding Funds Allocation Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Foreign Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE
  --------------------------------
  TRUST- VARIABLE INSURANCE PORTFOLIOS
  ------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund(3)
o Invesco V.I. Global Real Estate Fund(4)
o Invesco V.I. International Growth Fund(5)
o Invesco V.I. Leisure Fund(6)
o Invesco V.I. Mid Cap Core Equity Fund(7)
o Invesco V.I. Small Cap Equity Fund(8)

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Global Natural Resources
o Ivy Funds VIP High Income
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Porfolio
o MFS(R) Utilities Series

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Emerging Markets
  Bond Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

  PROFUNDS
  --------
o ProFund VP Bear
o ProFund VP Biotechnology

  T. ROWE PRICE EQUITY SERIES, INC.
  ---------------------------------
o T. Rowe Price Health Sciences Portfolio II

  VAN ECK VIP TRUST
  -----------------
o Van Eck VIP Global Hard Assets Fund(9)


 (1)     Formerly known as EQ/Van Kampen Mid Cap Growth
 (2)     Formerly known as EQ/Evergreen Omega
 (3)     Formerly known as AIM V.I. Financial Services Fund
 (4)     Formerly known as AIM V.I. Global Real Estate Fund
 (5)     Formerly known as AIM V.I. International Growth Fund
 (6)     Formerly known as AIM V.I. Leisure Fund
 (7)     Formerly known as AIM V.I. Mid Cap Core Equity Fund
 (8)     Formerly known as AIM V.I. Small Cap Equity Fund
 (9)     Formerly known as Van Eck Worldwide Hard Assets Fund

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes seven variable investment options that have not been offered to the public and for which the financial statements have not been included here-in.


                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently. These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in, enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                                      PURCHASES        SALES
                                                                   -------------- --------------
All Asset Allocation............................................    $  1,909,705   $    275,747
AllianceBernstein VPS Balanced Wealth Strategy Portfolio........       1,991,629         59,112
AllianceBernstein VPS International Growth Portfolio............       1,523,493         27,990
American Century VP Large Company Value.........................         386,798         31,899
American Century VP Mid Cap Value...............................       2,559,564        139,775
AXA Aggressive Allocation.......................................     395,359,769    467,949,698
AXA Balanced Strategy...........................................     404,414,675     14,785,019

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                   PURCHASES          SALES
                                               ---------------- ----------------
AXA Conservative Allocation.................    $  789,831,570   $  730,486,361
AXA Conservative Growth Strategy............       233,085,393       15,343,943
AXA Conservative Strategy...................       150,831,313       21,529,815
AXA Conservative-Plus Allocation............       332,662,855      306,364,202
AXA Growth Strategy.........................       354,679,720       21,881,559
AXA Moderate Allocation.....................       810,415,682      784,577,547
AXA Moderate Growth Strategy................     1,006,301,264       26,166,642
AXA Moderate-Plus Allocation................       864,698,549    1,036,311,126
AXA Tactical Manager 2000...................        22,675,825          753,302
AXA Tactical Manager 400....................        20,567,750          601,530
AXA Tactical Manager 500....................        48,308,007        1,229,314
AXA Tactical Manager International..........        40,381,483        1,135,675
BlackRock Global Allocation V.I. Fund.......        20,315,374        2,109,575
BlackRock Large Cap Growth V.I Fund.........         1,802,087          131,506
EQ/AllianceBernstein International..........        65,968,424      121,399,909
EQ/AllianceBernstein Small Cap Growth.......        88,710,225       76,665,975
EQ/AXA Franklin Small Cap Value Core........        41,235,209       33,091,525
EQ/BlackRock Basic Value Equity.............       145,731,704      113,624,378
EQ/BlackRock International Value............        97,341,351      133,492,341
EQ/Boston Advisors Equity Income............        49,635,191       40,357,121
EQ/Calvert Socially Responsible.............         7,140,955       11,296,842
EQ/Capital Guardian Growth..................        20,225,648       46,195,082
EQ/Capital Guardian Research................        22,982,922      119,358,413
EQ/Common Stock Index.......................        43,802,231      118,253,913
EQ/Core Bond Index..........................       288,531,492      234,740,249
EQ/Davis New York Venture...................        47,049,985       59,949,107
EQ/Equity 500 Index.........................       158,094,176      194,876,543
EQ/Equity Growth PLUS.......................        18,947,874      218,136,566
EQ/Franklin Core Balanced...................        62,344,500      154,776,579
EQ/Franklin Templeton Allocation............        96,196,673      162,930,364
EQ/GAMCO Mergers & Acquisitions.............        71,686,547       38,161,230
EQ/GAMCO Small Company Value................       174,978,197      124,374,449
EQ/Global Bond PLUS.........................       152,887,217      105,654,090
EQ/Global Multi-Sector Equity...............       120,658,356      217,143,722
EQ/Intermediate Government Bond Index.......       202,470,710      191,266,056
EQ/International Core PLUS..................        86,038,583      120,129,278
EQ/International ETF........................         1,464,579          121,705
EQ/International Growth.....................       137,248,420       72,495,303
EQ/JPMorgan Value Opportunities.............        51,485,983       55,999,865
EQ/Large Cap Core PLUS......................        26,594,974       28,593,209
EQ/Large Cap Growth Index...................        41,862,233       67,808,308
EQ/Large Cap Growth PLUS....................        26,448,594       49,389,638
EQ/Large Cap Value Index....................        27,691,233       24,487,246
EQ/Large Cap Value PLUS.....................        26,901,611      161,414,001
EQ/Lord Abbett Growth and Income............        54,968,198       34,997,072
EQ/Lord Abbett Large Cap Core...............        60,453,432       46,301,266
EQ/Mid Cap Index............................        54,963,130      122,465,216
EQ/Mid Cap Value PLUS.......................        39,013,102      212,931,771
EQ/Money Market.............................       549,317,648      816,088,999
EQ/Montag & Caldwell Growth.................        35,495,764       46,255,707
EQ/Morgan Stanley Mid Cap Growth............       178,346,492      106,749,673
EQ/Mutual Large Cap Equity..................        14,405,931       42,972,182
EQ/Oppenheimer Global.......................       106,085,092       50,162,158
EQ/Pimco Ultra Short Bond...................       363,627,044      491,740,098
EQ/Quality Bond PLUS........................       202,115,769      169,175,020
EQ/Small Company Index......................        66,981,872       99,202,361
EQ/T. Rowe Price Growth Stock...............        99,644,740       63,816,374
EQ/Templeton Global Equity..................        33,010,864       34,274,602
EQ/UBS Growth & Income......................        16,707,001       17,979,730
EQ/Van Kampen Comstock......................        27,647,969       36,599,186

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                            PURCHASES         SALES
                                                                         --------------- --------------
EQ/Wells Fargo Advantage Omega Growth.................................    $142,170,458    $ 71,346,781
Fidelity(R) VIP Asset Manager: Growth Portfolio.......................       1,279,241         569,056
Fidelity(R) VIP Contrafund(R) Portfolio...............................      11,763,690         513,465
Fidelity(R) VIP Mid Cap Portfolio.....................................       5,105,263         260,881
Fidelity(R) VIP Strategic Income Portfolio............................       7,397,980         347,957
Franklin Income Securities Fund.......................................       3,740,276          81,553
Franklin Strategic Income Securities Fund.............................       5,095,806         356,387
Franklin Templeton VIP Founding Funds Allocation Fund.................       1,093,263          45,286
Goldman Sachs VIT Mid Cap Value Fund..................................       3,073,891         335,212
Invesco V.I. Financial Services Fund..................................         875,954         265,325
Invesco V.I. Global Real Estate Fund..................................       5,481,142          96,926
Invesco V.I. International Growth Fund................................       3,899,306          75,499
Invesco V.I. Leisure Fund.............................................         144,613          22,851
Invesco V.I. Mid Cap Core Equity Fund.................................       1,378,938          67,722
Invesco V.I. Small Cap Equity Fund....................................       1,172,976         338,231
Ivy Funds VIP Dividend Opportunities..................................       4,113,448         237,569
Ivy Funds VIP Energy..................................................       3,033,912         635,366
Ivy Funds VIP Global Natural Resources................................       4,757,173         614,376
Ivy Funds VIP High Income.............................................       9,476,181         846,666
Ivy Funds VIP Mid Cap Growth..........................................       3,877,780         145,008
Ivy Funds VIP Science and Technology..................................       2,713,481         268,998
Ivy Funds VIP Small Cap Growth........................................       3,333,773         209,827
Lazard Retirement Emerging Markets Equity Portfolio...................      12,463,735         527,338
MFS(R) International Value Portfolio..................................       5,263,747         248,830
MFS(R) Investors Growth Stock Series..................................       1,714,258          33,955
MFS(R) Investors Trust Series.........................................       1,236,378          99,241
MFS(R) Technology Portfolio...........................................       1,960,969         260,478
MFS(R) Utilities Series...............................................       1,603,855         111,124
Multimanager Aggressive Equity........................................     264,133,552      79,761,782
Multimanager Core Bond................................................     465,098,495     371,618,677
Multimanager International Equity.....................................      54,226,250      81,734,735
Multimanager Large Cap Core Equity....................................      30,458,094      32,484,948
Multimanager Large Cap Value..........................................      27,473,717      67,591,224
Multimanager Mid Cap Growth...........................................      43,262,754      63,732,085
Multimanager Mid Cap Value............................................      61,478,794      69,780,404
Multimanager Multi-Sector Bond........................................     158,534,089     140,500,934
Multimanager Small Cap Growth.........................................      37,803,543      51,105,070
Multimanager Small Cap Value..........................................      46,978,403      95,725,651
Multimanager Technology...............................................     107,584,181     120,805,992
Mutual Shares Securities Fund.........................................       1,495,618          11,728
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
Portfolio.............................................................       3,868,558         128,961
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio........       5,705,891         584,943
PIMCO Variable Insurance Trust Real Return Portfolio..................      10,479,844         544,215
PIMCO Variable Insurance Trust Total Return Portfolio.................      26,586,380       1,925,932
ProFund VP Bear.......................................................       1,175,604         678,470
ProFund VP Biotechnology..............................................         760,960          47,617
T. Rowe Price Health Sciences Portfolio...............................       1,785,990         132,970
Templeton Developing Markets Securities Fund..........................       3,088,665         136,522
Templeton Foreign Securities Fund.....................................       2,719,022         147,904
Templeton Global Bond Securities Fund.................................      16,919,104         630,017
Templeton Growth Securities Fund......................................         601,737          28,725
Van Eck VIP Global Hard Assets Fund...................................       6,579,709         237,006


                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charges by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Tactical Manager 500 I, AXA Tactical Manager 400 I, AXA Tactical Manager 2000 I, AXA Tactical Manager International I, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.



--------------------------------------------------------------------------------------------------------
                                 REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010              MULTIMANAGER LARGE CAP GROWTH          MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B                  27,549,345                               22,327,597
Value -- Class B                 $       7.72                           $        23.38
Net Assets Before Substitution   $212,680,942                           $  309,338,272
Net Assets After Substitution    $         --                           $  522,019,214
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/ARIEL APPRECIATION II               EQ/MID CAP VALUE PLUS
                                 EQ/LORD ABBETT MID CAP VALUE
                                 EQ/VAN KAMPEN REAL ESTATE
--------------------------------------------------------------------------------------------------------
                                 EQ/ARIEL APPRECIATION II
Shares -- Class B                   7,932,043
Value -- Class B                 $       9.40
Net Assets Before Merger         $ 74,538,275
Net Assets After Merger          $         --
                                 EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B                  26,391,753
Value -- Class B                 $       7.93
Net Assets Before Merger         $209,180,481
Net Assets After Merger          $         --
                                 EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B                  63,532,140                              142,251,793
Value -- Class B                 $       5.48                           $         7.74
Net Assets Before Merger         $347,961,699                           $  469,149,515
Net Assets After Merger          $         --                           $1,100,829,970
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/AXA ROSENBERG VALUE LONG/SHORT      EQ/PIMCO ULTRA SHORT BOND
                                 EQUITY

                                 EQ/SHORT DURATION BOND
--------------------------------------------------------------------------------------------------------
                                 EQ/AXA ROSENBERG VALUE LONG/SHORT
                                 EQUITY
Shares -- Class B                  12,716,910
Value -- Class B                 $       8.60
Net Assets Before Merger         $109,365,428
Net Assets After Merger          $         --
                                 EQ/SHORT DURATION BOND
Shares -- Class B                  23,494,513                              140,859,863
Value -- Class B                 $       9.13                           $         9.95
Net Assets Before Merger         $214,412,117                           $1,077,407,382
Net Assets After Merger          $         --                           $1,401,184,927
--------------------------------------------------------------------------------------------------------

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


--------------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                          SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        MULTIMANAGER HEALTH CARE                   MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B            28,056,156                                    15,487,843
Value -- Class B           $       9.02                                $        21.67
Net Assets Before Merger   $253,119,777                                $   82,475,855
Net Assets After Merger    $         --                                $  335,595,632
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             5,440,613                                    56,841,883
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 45,659,985                                $  724,313,556
Net Assets After Merger    $         --                                $  769,973,541
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             9,217,337                                    53,685,152
Value -- Class B           $       8.91                                $         8.40
Net Assets Before Merger   $ 82,134,043                                $  368,998,628
Net Assets After Merger    $         --                                $  451,132,671
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/CAYWOOD SCHOLL HIGH YIELD BOND           EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------
Shares -- Class B            67,826,211                                    64,244,370
Value -- Class B           $       3.99                                $         9.19
Net Assets Before Merger   $270,950,734                                $  319,272,226
Net Assets After Merger    $         --                                $  590,222,960
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/LONG TERM BOND                           EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B            11,533,864                                   106,695,594
Value -- Class B           $      12.74                                $         9.62
Net Assets Before Merger   $146,995,303                                $  879,643,006
Net Assets After Merger    $         --                                $1,026,638,309
--------------------------------------------------------------------------------------------------------

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following:


                                                                          ASSET-BASED                    CURRENT     MAXIMUM
                                                        MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                        EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................         0.90%           0.30%            --           1.20%      1.20%

Accumulator issued on or after May 1, 1997..........         1.10%           0.25%            --           1.35%      1.35%

Accumulator issued on or after March 1, 2000........         1.10%           0.25%            0.20%        1.55%      1.55%

Accumulator issued on or after April 1, 2002........         0.75%           0.25%            0.20%        1.20%      1.20%

Accumulator issued on or after
  September 15, 2003................................         0.75%           0.30%            0.20%        1.25%      1.25%

Accumulator 06, 07, 8.0, 9.0........................         0.80%           0.30%            0.20%        1.30%      1.30%

Accumulator Elite, Plus, Select.....................         1.10%           0.25%            0.25%        1.60%      1.60%

Accumulator Select II...............................         1.10%           0.35%            0.45%        1.90%      1.90%

Accumulator Select issued on or after
  April 1, 2002.....................................         1.10%           0.25%            0.35%        1.70%      1.70%

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                                               ASSET-BASED                    CURRENT     MAXIMUM
                                                             MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                             EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator Plus issued on or after April 1, 2002........        0.90%            0.25%           0.25%         1.40%      1.40%

Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%            0.35%           0.25%         1.50%      1.50%

Accumulator Plus 06, 07, 8.0, 9.0........................        0.95%            0.35%           0.25%         1.55%      1.55%

Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%            0.30%           0.25%         1.65%      1.65%

Accumulator Elite II.....................................        1.10%            0.25%           0.45%         1.80%      1.80%

Accumulator Elite 06, 07, 8.0, 9.0.......................        1.10%            0.30%           0.25%         1.65%      1.65%

Stylus...................................................        0.80%            0.30%           0.05%         1.15%      1.15%

Retirement Income for Life...............................        0.75%            0.30%           0.20%         1.25%      1.25%

Retirement Income for Life (NY)..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Accumulator Advisor (1)..................................        0.50%              --              --          0.50%      0.50%

Accumulator Express......................................        0.70%            0.25%             --          0.95%      0.95%

Retirement Cornerstone Series CP.........................        0.95%            0.35%           0.25%         1.55%      1.55%

Retirement Cornerstone Series B..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Retirement Cornerstone Series L..........................        1.10%            0.30%           0.25%         1.65%      1.65%

Retirement Cornerstone Series C..........................        1.10%            0.25%           0.35%         1.70%      1.70%

Structured Capital Strategies Series B(2)................        1.25%              --              --          1.25%      1.25%

Structured Capital Strategies Series ADV(2)..............        0.65%              --              --          0.65%      0.65%

----------
(1) The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

(2) Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (via unit liquidation from account value).

The table below lists the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.


                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED
               -------                         -----------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction


               CHARGES                                    AMOUNT DEDUCTED                         HOW DEDUCTED
               -------                                    ---------------                         ------------
Charges for state premium and other   Varies by state                                        Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Varies by Portfolio                                    Unit value

Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30          account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     LOW - 0% in contract year 10 and thereafter.           Unit liquidation from
                                                                                             account value
                                      HIGH - 8% in contract years 1 and 2. The charge is
                                      7% in contract years 3 and 4, and declines 1%
                                      each contract year until it reaches 0% in contract
                                      year 10.

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                    WHEN CHARGE
                 CHARGES                            IS DEDUCTED
                 -------                            -----------
BaseBuilder benefit charge                 Annually on each
                                           contract date anniversary.

Protection Plus                            Annually on each
                                           contract date anniversary.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85                 Annually on each
                                           contract date anniversary.

  Greater of 4% roll up to age 85 or       Annually on each
  Annual ratchet to age 85                 contract date anniversary

  Greater of 5% rollup to age 85 or        Annually on each
  annual ratchet to age 85                 contract date anniversary.

  6% rollup to age 80 or 70

  6% rollup to age 85                      Annually on each
                                           contract date anniversary.

  Greater of 6.5%, 6% or 3% rollup to      Annually on each
  age 85 or annual ratchet to age 85       contract date anniversary.

  Greater of 5% rollup to owner's age
  80 or Annual ratchet to owner's age
  80

  Greater of compounded annual
  roll-up to age 85 or annual ratchet
  to age 85

Guaranteed Withdrawal Benefit for Life     Annually on each
Enhanced Death Benefit                     contract date anniversary

Earnings Enhancement Benefit               Annually on each
(additional death benefit)                 contract date anniversary


                 CHARGES                                     AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                     ---------------                          ------------
                                         *Note - Depending on the contract and/or certain
                                                 elections made under the contract, the
                                                 withdrawal charge may or may not apply.
BaseBuilder benefit charge               0.30%                                                   Unit liquidation from
                                                                                                 account value

Protection Plus                          LOW - 0.20%                                             Unit liquidation from
                                                                                                 account value
                                         HIGH - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85               LOW - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                         benefit base                                            account value

                                         HIGH - 0.35% of the Annual ratchet to age 85
                                         benefit base

  Greater of 4% roll up to age 85 or     1.00% of the greater of 4% roll-up to age 85 or
  Annual ratchet to age 85               Annual ratchet to age 85 benefit base (max to
                                         1.15%)

  Greater of 5% rollup to age 85 or      LOW - 0.50% of the greater of 5% roll-up to age         Unit liquidation from
  annual ratchet to age 85               85 or annual ratchet to age 85 benefit base             account value

                                         HIGH - 1.00 % of 5% roll-up to age 85 or Annual
                                         ratchet to age 85 benefit base

  6% rollup to age 80 or 70              0.20% of 6% roll-up to age 80 (or 70) benefit base

  6% rollup to age 85                    LOW - 0.35% of the 6% roll-up to age 85 benefit         Unit liquidation from
                                         base                                                    account value

                                         HIGH - 0.45% of the 6% roll-up to age 85 benefit
                                         base

  Greater of 6.5%, 6% or 3% rollup to    LOW - 0.45% of the 6% roll-up to age 85 benefit         Unit liquidation from
  age 85 or annual ratchet to age 85     base or the Annual ratchet to age 85 benefit base,      account value
                                         as applicable

                                         HIGH - 0.80% of the 6.5%, 6% or 3% roll-up to
                                         age 85 benefit base or the Annual ratchet to age
                                         85 benefit base, as applicable

  Greater of 5% rollup to owner's age    LOW - 0.80% (max 0.95%) of the 5% roll-up to
  80 or Annual ratchet to owner's age    age 80 benefit base or the annual ratchet benefit
  80                                     base, as applicable

                                         HIGH - 1.10% (max 1.25%) of the 5% roll-up to
                                         age 80 benefit base or the annual ratchet benefit
                                         base, as applicable

  Greater of compounded annual           LOW - 0.80% (max 0.95%) of the roll-up to age
  roll-up to age 85 or annual ratchet    85 benefit base or annual ratchet to age 85 benefit
  to age 85                              base, as applicable

                                         HIGH - 0.90% (max 1.05%) of the roll-up to age
                                         85 benefit base or annual ratchet to age 85 benefit
                                         base, as applicable

Guaranteed Withdrawal Benefit for Life   0.30%                                                   Unit liquidation from
Enhanced Death Benefit                                                                           account value

Earnings Enhancement Benefit             0.35%                                                   Unit liquidation from
(additional death benefit)                                                                       account value

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


                                                  WHEN CHARGE
                 CHARGES                          IS DEDUCTED
                 -------                          -----------
Guaranteed Minimum Income Benefit        Annually on each
                                         contract date anniversary.

Guaranteed Principal Benefit             Annually on first 10
                                         contract date
                                         anniversaries

Guaranteed Withdrawal Benefit            Annually on each
                                         contract date anniversary

Net Loan Interest charge for Rollover    Netted against loan
                                         repayment

Retirement Income for Life Benefit       Annually on contract date
charge                                   anniversary

Guaranteed Withdrawal Benefit for Life   Annually on each
(GWBL)                                   contract date anniversary

Death benefit under converted GWBL       Annually on each
                                         contract anniversary date

Converted Guaranteed withdrawal          Upon initial conversion
benefit for life charge                  and annually on each
                                         contract date anniversary
                                         thereafter


                 CHARGES                                    AMOUNT DEDUCTED                        HOW DEDUCTED
                 -------                                    ---------------                        ------------
Guaranteed Minimum Income Benefit        LOW - 0.45%                                          Unit liquidation from
                                                                                              account value
                                         HIGH - 1.10% (max 1.40%)

Guaranteed Principal Benefit             LOW - 100% Guaranteed Principal Benefit -            Unit liquidation from
                                         0.50%                                                account value

                                         HIGH - 125% Guaranteed Principal Benefit -
                                         0.75%

Guaranteed Withdrawal Benefit            LOW - 5% Withdrawal Option is 0.30%                  Unit liquidation from
                                         HIGH - 7% Withdrawal Option is 0.50%                 account value

Net Loan Interest charge for Rollover    2.00%                                                Unit liquidation from
                                                                                              account value

Retirement Income for Life Benefit       LOW - 0.60% for Single life                          Unit liquidation from
charge                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life
                                                0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   LOW - 0.60% for Single life;                         Unit liquidation from
(GWBL)                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life;
                                                0.90% for Joint life

Death benefit under converted GWBL       The GMDB charge in effect prior to conversion will   Unit liquidation from
                                         be deducted. Note - Charge will vary depending on    account value
                                         combination GMDB elections.

Converted Guaranteed withdrawal          Single and Joint life - charge is equal to the       Unit liquidation of
benefit for life charge                  percentage of Guaranteed minimum income benefit      account value
                                         base charge deducted as the Guaranteed minimum
                                         income benefit charge on the conversion effective
                                         date. Annual ratchets may increase the charge to a
                                         percentage equal to the maximum charge for the
                                         Guaranteed minimum income benefit.

8. Accumulation Unit Values




Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)           $ 11.58             --                --             --      13.75%
         Highest contract charge 1.70% Class A (r)          $ 11.53             --                --             --      13.37%
         All contract charges                                    --            150            $1,728           3.84%
  2009   Lowest contract charge 1.30% Class A (r)           $ 10.18             --                --             --       0.20%
         Highest contract charge 1.70% Class A (r)          $ 10.17             --                --             --       0.10%
         All contract charges                                    --             --                --           0.75%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
--------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.00             --                --             --       8.80%
         Highest contract charge 1.70% Class B (r) (s)      $ 10.95             --                --             --       8.42%
         All contract charges                                    --            184            $2,018           1.04%        --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.25             --                --             --      11.17%
         Highest contract charge 1.70% Class B (r) (s)      $ 11.20             --                --             --      10.67%
         All contract charges                                    --            144            $1,621           0.54%        --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
AMERICAN CENTURY VP LARGE COMPANY VALUE
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)      $11.05               --                --            --          9.30%
         Highest contract charge 1.70% Class II (r) (s)     $11.00               --                --            --          8.91%
         All contract charges                                   --               35        $      385          1.67%           --
AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r)          $12.34               --                --            --          17.41%
         Highest contract charge 1.70% Class II (r)         $12.28               --                --            --          16.95%
         All contract charges                                   --              216        $    2,654          3.23%            --
  2009   Lowest contract charge 1.30% Class II (r)          $10.51               --                --            --           1.55%
         Highest contract charge 1.70% Class II (r)         $10.50               --                --            --           1.45%
         All contract charges                                   --               --        $        1          1.80%            --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A               $11.45               --                --            --          11.93%
         Highest contract charge 1.70% Class A              $11.40               --                --            --          11.44%
         All contract charges                                   --              686        $    7,851          1.55%            --
  2009   Lowest contract charge 1.30% Class A               $10.23               --                --            --           0.29%
         Highest contract charge 1.70% Class A              $10.23               --                --            --           0.39%
         All contract charges                                   --                3        $       29            --             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.29               --                --            --          12.55%
         Highest contract charge 1.90% Class B              $11.15               --                --            --          10.95%
         All contract charges                                   --          250,059        $3,071,781          1.55%            --
  2009   Lowest contract charge 0.50% Class B               $10.92               --                --            --          26.71%
         Highest contract charge 1.90% Class B              $10.05               --                --            --          24.82%
         All contract charges                                   --          264,282        $2,913,632          1.00%
  2008   Lowest contract charge 0.50% Class B               $ 8.62               --                --            --        (39.51)%
         Highest contract charge 1.90% Class B              $ 8.05               --                --            --        (40.33)%
         All contract charges                                   --          249,764        $2,198,545          1.66%           --
  2007   Lowest contract charge 0.50% Class B               $14.25               --                --            --           5.63%
         Highest contract charge 1.90% Class B              $13.49               --                --            --           4.17%
         All contract charges                                               189,188        $2,787,372          3.04%            --
  2006   Lowest contract charge 0.50% Class B               $13.49               --                --            --          17.31%
         Highest contract charge 1.90% Class B              $12.95               --                --            --          15.46%
         All contract charges                                   --          103,270        $1,472,607          3.07%           --
AXA BALANCED STRATEGY
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)           $10.96               --                --            --           8.62%
         Highest contract charge 1.70% Class B (q)          $10.91               --                --            --           8.13%
         All contract charges                                   --           43,235        $  508,706          2.00%            --
  2009   Lowest contract charge 1.30% Class B (q)           $10.09               --                --            --         (0.30)%
         Highest contract charge 1.70% Class B (q)          $10.09               --                --            --         (0.20)%
         All contract charges                                   --            8,275        $   93,171          2.87%            --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.16               --                --            --           6.67%
         Highest contract charge 1.90% Class B              $11.03               --                --            --           5.25%
         All contract charges                                   --          167,849        $1,970,907          2.11%            --
  2009   Lowest contract charge 0.50% Class B               $11.40               --                --            --           9.27%
         Highest contract charge 1.90% Class B              $10.48               --                --            --           7.76%
         All contract charges                                   --          170,307        $1,893,018          2.38%            --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $10.43              --                 --         --         (11.46)%
         Highest contract charge 1.90% Class B         $ 9.73              --                 --         --         (12.74)%
         All contract charges                              --         130,528         $1,340,728       6.68%            --
  2007   Lowest contract charge 0.50% Class B          $11.78              --                 --         --            5.27%
         Highest contract charge 1.90% Class B         $11.15              --                 --         --            3.82%
         All contract charges                                          43,687         $  512,686       4.38%            --
  2006   Lowest contract charge 0.50% Class B          $11.19              --                 --         --            5.84%
         Highest contract charge 1.90% Class B         $10.74              --                 --         --            4.35%
         All contract charges                              --          27,021         $  304,681       4.30%            --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.84              --                 --         --            7.75%
         Highest contract charge 1.70% Class B (q)     $10.79              --                 --         --            7.36%
         All contract charges                              --          24,643         $  283,665       1.91%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.06              --                 --         --           (0.40)%
         Highest contract charge 1.70% Class B (q)     $10.05              --                 --         --           (0.40)%
         All contract charges                              --           4,833         $   53,791       3.54%            --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.57              --                 --         --            5.91%
         Highest contract charge 1.70% Class B (q)     $10.52              --                 --         --            5.41%
         All contract charges                              --          15,143         $  166,345       2.01%            --
  2009   Lowest contract charge 1.30% Class B (q)      $ 9.98              --                 --         --           (0.70)%
         Highest contract charge 1.70% Class B (q)     $ 9.98              --                 --         --           (0.70)%
         All contract charges                              --           3,109         $   33,065       4.46%            --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.11              --                 --         --            8.51%
         Highest contract charge 1.90% Class B         $10.98              --                 --         --            7.02%
         All contract charges                              --         149,637         $1,775,692       1.99%            --
  2009   Lowest contract charge 0.50% Class B          $11.16              --                 --         --           13.83%
         Highest contract charge 1.90% Class B         $10.26              --                 --         --           12.28%
         All contract charges                              --         152,280         $1,682,551       1.98%            --
  2008   Lowest contract charge 0.50% Class B          $ 9.80              --                 --         --          (19.80)%
         Highest contract charge 1.90% Class B         $ 9.14              --                 --         --          (21.00)%
         All contract charges                              --         126,714         $1,241,651       3.99%            --
  2007   Lowest contract charge 0.50% Class B          $12.22              --                 --         --            4.98%
         Highest contract charge 1.90% Class B         $11.57              --                 --         --            3.49%
         All contract charges                                          83,083         $1,028,164       3.70%            --
  2006   Lowest contract charge 0.50% Class B          $11.64              --                 --         --            8.22%
         Highest contract charge 1.90% Class B         $11.18              --                 --         --            6.70%
         All contract charges                              --          62,323         $  744,035       3.65%            --
AXA GROWTH STRATEGY
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.20              --                 --         --           10.24%
         Highest contract charge 1.70% Class B (q)     $11.15              --                 --         --            9.74%
         All contract charges                              --          44,484         $  571,788       1.51%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.16              --                 --         --            0.00%
         Highest contract charge 1.70% Class B (q)     $10.16              --                 --         --            0.00%
         All contract charges                              --          16,690         $  196,220       1.94%            --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.98             --                 --           --         8.71%
         Highest contract charge 1.70% Class A (r)     $10.93             --                 --           --         8.33%
         All contract charges                              --          1,305        $    14,308         2.12%         --
  2009   Lowest contract charge 1.30% Class A (r)      $10.10             --                 --           --        (0.20)%
         Highest contract charge 1.70% Class A (r)     $10.09             --                 --           --        (0.20)%
         All contract charges                              --              2        $        24         1.45%         --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $60.28             --                 --           --         9.36%
         Highest contract charge 1.90% Class B         $42.33             --                 --           --         7.82%
         All contract charges                              --        494,825        $ 7,532,763         2.12%         --
  2009   Lowest contract charge 0.50% Class B          $55.12             --                 --           --        16.43%
         Highest contract charge 1.90% Class B         $39.26             --                 --           --        14.80%
         All contract charges                              --        509,246        $ 7,164,791         1.45%         --
  2008   Lowest contract charge 0.50% Class B          $47.34             --                 --           --       (24.86)%
         Highest contract charge 1.90% Class B         $34.20             --                 --           --       (25.91)%
         All contract charges                              --        438,140        $ 5,361,993         4.05%         --
  2007   Lowest contract charge 0.50% Class B          $63.00             --                 --           --         5.74%
         Highest contract charge 1.90% Class B         $46.16             --                 --           --         4.25%
         All contract charges                                        339,622        $ 5,580,780         3.49%         --
  2006   Lowest contract charge 0.50% Class B          $59.58             --                 --           --         9.77%
         Highest contract charge 1.90% Class B         $44.28             --                 --           --         8.23%
         All contract charges                              --        267,779        $ 4,210,726         3.03%          --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.08             --                 --           --         9.38%
         Highest contract charge 1.70% Class B (q)     $11.03             --                 --           --         8.99%
         All contract charges                              --        106,632        $ 1,269,198         1.99%         --
  2009   Lowest contract charge 1.30% Class B (q)      $10.13             --                 --           --        (0.10)%
         Highest contract charge 1.70% Class B (q)     $10.12             --                 --           --        (0.20)%
         All contract charges                              --         18,371        $   214,806         2.33%         --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.22             --                 --           --        10.32%
         Highest contract charge 1.70% Class A (r)     $11.17             --                 --           --         9.94%
         All contract charges                              --          1,401        $    15,700         1.70%          --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                 --           --         0.10%
         Highest contract charge 1.70% Class A (r)     $10.16             --                 --           --         0.10%
         All contract charges                              --             33        $       334         1.36%          --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.54             --                 --           --         10.97%
         Highest contract charge 1.90% Class B         $11.37             --                 --           --         9.43%
         All contract charges                              --        866,067        $10,977,390         1.70%         --
  2009   Lowest contract charge 0.50% Class B          $11.30             --                 --           --        21.35%
         Highest contract charge 1.90% Class B         $10.39             --                 --           --        19.61%
         All contract charges                              --        908,945        $10,483,044         1.36%         --
  2008   Lowest contract charge 0.50% Class B          $ 9.31             --                 --           --       (32.14)%
         Highest contract charge 1.90% Class B         $ 8.69             --                 --           --       (33.05)%
         All contract charges                              --        853,511        $ 8,197,686         2.40%         --
  2007   Lowest contract charge 0.50% Class B          $13.72             --                 --           --         5.86%
         Highest contract charge 1.90% Class B         $12.98             --                 --           --         4.34%
         All contract charges                                        689,233        $ 9,864,221         3.23%         --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                                     UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                        UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                       ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.50% Class B             $12.96               --                --           --        13.93%
         Highest contract charge 1.90% Class B            $12.44               --                --           --        12.33%
         All contract charges                                 --          450,637        $6,186,804         3.16%          --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $13.09               --                --           --        21.77%
         Highest contract charge 1.70% Class B (r)        $13.03               --                --           --        21.32%
         All contract charges                                 --            1,905        $   24,898         0.08%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.75               --                --           --         2.67%
         Highest contract charge 1.70% Class B (r)        $10.74               --                --           --         2.58%
         All contract charges                                 --                7        $       78         0.01%          --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $12.68               --                --           --        21.34%
         Highest contract charge 1.70% Class B (r)        $12.62               --                --           --        20.88%
         All contract charges                                 --            1,775        $   22,475         0.00%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.45               --                --           --         1.65%
         Highest contract charge 1.70% Class B (r)        $10.44               --                --           --         1.66%
         All contract charges                                 --                7        $       75         0.01%          --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $11.34               --                --           --        10.85%
         Highest contract charge 1.70% Class B (r)        $11.29               --                --           --        10.36%
         All contract charges                                 --            4,542        $   51,399         0.65%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.23               --                --           --         0.00%
         Highest contract charge 1.70% Class B (r)        $10.23               --                --           --         0.00%
         All contract charges                                 --               25        $      261         0.03%          --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $10.33               --                --           --         3.30%
         Highest contract charge 1.70% Class B (r)        $10.28               --                --           --         2.90%
         All contract charges                                 --            4,133        $   42,628         1.38%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.00               --                --           --        (0.20)%
         Highest contract charge 1.70% Class B (r)        $ 9.99               --                --           --        (0.30)%
         All contract charges                                 --                8        $       81         0.05%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r)       $10.98               --                --           --         8.39%
         Lowest contract charge 1.70% Class III (r)       $10.93               --                --           --         7.90%
         All contract charges                                 --            1,831        $   20,063         2.23%          --
  2009   Lowest contract charge 1.30% Class III (r)       $10.13               --                --           --        (0.49)%
         Lowest contract charge 1.70% Class III (r)       $10.13               --                --           --        (0.39)%
         All contract charges                                 --               63        $      644         1.59%          --
BLACKROCK LARGE CAP GROWTH V.I. FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r) (s)   $11.67               --                --           --        13.63%
         Highest contract charge 1.70% Class III (r) (s)  $11.61               --                --           --        13.16%
         All contract charges                                 --              158        $    1,845         1.10%          --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)         $10.41               --                --           --         4.10%
         Highest contract charge 1.70% Class A (r)        $10.36               --                --           --         3.70%
         All contract charges                                 --              102        $    1,062         2.24%          --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 1.30% Class A (r)       $10.00              --                --           --         (0.10)%
         Highest contract charge 1.70% Class A (r)      $ 9.99              --                --           --         (0.20)%
         All contract charges                               --              --                --         2.38%           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $14.70              --                --           --          4.63%
         Highest contract charge 1.90% Class B          $11.76              --                --           --          3.16%
         All contract charges                               --          52,855        $  663,562         2.24%           --
  2009   Lowest contract charge 0.50% Class B           $14.05              --                --           --         26.42%
         Highest contract charge 1.90% Class B          $11.40              --                --           --         24.68%
         All contract charges                               --          58,111        $  703,686         2.38%           --
  2008   Lowest contract charge 0.50% Class B           $11.11              --                --           --        (50.95)%
         Highest contract charge 1.90% Class B          $ 9.14              --                --           --        (51.67)%
         All contract charges                               --          62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B           $22.65              --                --           --         11.14%
         Highest contract charge 1.90% Class B          $18.91              --                --           --          9.62%
         All contract charges                                           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B           $20.38              --                --           --         22.90%
         Highest contract charge 1.90% Class B          $17.25              --                --           --         21.18%
         All contract charges                               --          50,659        $  919,120         1.53%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $14.14              --                --           --         31.78%
         Highest contract charge 1.70% Class A (r)      $14.08              --                --           --         31.34%
         All contract charges                               --             168        $    2,379         0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.73              --                --           --          3.27%
         Highest contract charge 1.70% Class A (r)      $10.72              --                --           --          3.18%
         All contract charges                               --              --        $        2         0.02%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $22.59              --                --           --         32.57%
         Highest contract charge 1.90% Class B          $18.61              --                --           --         30.69%
         All contract charges                               --          26,419        $  462,036         0.00%            --
  2009   Lowest contract charge 0.50% Class B           $17.04              --                --           --         35.03%
         Highest contract charge 1.90% Class B          $14.24              --                --           --         33.07%
         All contract charges                               --          25,519        $  342,139         0.02%           --
  2008   Lowest contract charge 0.50% Class B           $12.62              --                --           --        (44.94)%
         Highest contract charge 1.90% Class B          $10.70              --                --           --        (45.71)%
         All contract charges                               --          27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B           $22.92              --                --           --         16.11%
         Highest contract charge 1.90% Class B          $19.71              --                --           --         14.46%
         All contract charges                                           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B           $19.74              --                --           --          8.46%
         Highest contract charge 1.90% Class B          $17.22              --                --           --          6.94%
         All contract charges                               --          29,035        $  479,583           --           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.00              --                --           --         22.99%
         Highest contract charge 1.70% Class A (r)      $12.94              --                --           --         22.42%
         All contract charges                               --             109        $    1,418         0.19%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.57              --                --           --          1.44%
         Highest contract charge 1.70% Class A (r)      $10.57              --                --           --          1.54%
         All contract charges                               --              --                --         1.03%           --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)       $10.31              --                --          --           23.62%
         Highest contract charge 1.90% Class B (a)      $ 9.70              --                --          --           21.86%
         All contract charges                               --          13,485          $133,212        0.19%             --
  2009   Lowest contract charge 0.50% Class B (a)       $ 8.34              --                --          --           27.51%
         Highest contract charge 1.90% Class B (a)      $ 7.96              --                --          --           25.69%
         All contract charges                               --          12,629          $101,917        1.03%             --
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.54                                                        (33.67)%
         Highest contract charge 1.90% Class B (a)      $ 6.33                                                        (34.61)%
         All contract charges                               --          11,658          $ 74,460        1.06%             --
  2007   Lowest contract charge 0.50% Class B (a)       $ 9.86              --                --          --           (9.12)%
         Highest contract charge 1.90% Class B (a)      $ 9.68                                                        (10.37)%
         All contract charges                               --           5,985          $ 58,243        0.48%             --
  2006   Lowest contract charge 0.50% Class B (a)       $10.85              --                --          --            8.50%
         Highest contract charge 1.90% Class B (a)      $10.80              --                --          --            8.03%
         All contract charges                               --           1,481          $ 16,022        0.54%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.51              --                --          --           11.10%
         Highest contract charge 1.70% Class A (r)      $11.46              --                --          --           10.62%
         All contract charges                               --           1,070          $ 12,298        1.30%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.36              --                --          --            0.68%
         Highest contract charge 1.70% Class A (r)      $10.36              --                --          --            0.68%
         All contract charges                               --              --          $      3        2.75%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $24.18              --                --          --           11.74%
         Highest contract charge 1.90% Class B          $19.92              --                --          --           10.12%
         All contract charges                               --          54,746          $848,219        1.30%             --
  2009   Lowest contract charge 0.50% Class B           $21.64              --                --          --           29.60%
         Highest contract charge 1.90% Class B          $18.09              --                --          --           27.82%
         All contract charges                               --          52,534          $745,364        2.75%             --
  2008   Lowest contract charge 0.50% Class B           $16.70              --                --          --          (36.86)%
         Highest contract charge 1.90% Class B          $14.15              --                --          --          (37.77)%
         All contract charges                               --          46,485          $522,247        1.73%             --
  2007   Lowest contract charge 0.50% Class B           $26.45              --                --          --            0.69%
         Highest contract charge 1.90% Class B          $22.74              --                --          --           (0.74)%
         All contract charges                                           45,201          $829,334        1.08%             --
  2006   Lowest contract charge 0.50% Class B           $26.27              --                --          --           20.31%
         Highest contract charge 1.90% Class B          $22.91              --                --          --           18.62%
         All contract charges                               --          44,747          $846,668        2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $10.41              --                --          --            4.94%
         Highest contract charge 1.70% Class A (r)      $10.37              --                --          --            4.54%
         All contract charges                               --             291          $  3,029        0.76%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.92              --                --          --           (0.40)%
         Highest contract charge 1.70% Class A (r)      $ 9.92              --                --          --           (0.30)%
         All contract charges                               --               1          $      8        2.07%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $21.16              --                --          --            5.54%
         Highest contract charge 1.90% Class B          $17.44              --                --          --            4.06%
         All contract charges                               --          45,360          $737,614        0.76%             --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $20.05              --                --           --           29.61%
         Highest contract charge 1.90% Class B          $16.76              --                --           --           27.81%
         All contract charges                               --          47,668        $  743,266         2.07%             --
  2008   Lowest contract charge 0.50% Class B           $15.47              --                --           --          (43.29)%
         Highest contract charge 1.90% Class B          $13.11              --                --           --          (44.09)%
         All contract charges                               --          48,585        $  592,816         2.19%             --
  2007   Lowest contract charge 0.50% Class B           $27.28              --                --           --            9.65%
         Highest contract charge 1.90% Class B          $23.45              --                --           --            8.06%
         All contract charges                                           52,311        $1,144,877         1.85%             --
  2006   Lowest contract charge 0.50% Class B           $24.88              --                --           --           25.06%
         Highest contract charge 1.90% Class B          $21.70              --                --           --           23.30%
         All contract charges                               --          51,776        $1,057,795         3.58%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62              --                --           --           14.48%
         Highest contract charge 1.70% Class A (r)      $11.57              --                --           --           14.10%
         All contract charges                               --              77        $      889         2.49%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.15              --                --           --           (0.39)%
         Highest contract charge 1.70% Class A (r)      $10.14              --                --           --           (0.39)%
         All contract charges                               --              --                --         2.55%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.45              --                --           --           15.18%
         Highest contract charge 1.90% Class B          $ 5.44              --                --           --           13.57%
         All contract charges                               --          45,605        $  214,535         2.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.60              --                --           --           10.97%
         Highest contract charge 1.90% Class B          $ 4.79              --                --           --            9.34%
         All contract charges                               --          43,320        $  182,082         2.55%              --
  2008   Lowest contract charge 0.50% Class B           $ 5.05              --                --           --          (32.67)%
         Highest contract charge 1.90% Class B          $ 4.38              --                --           --          (33.54)%
         All contract charges                               --          39,344        $  157,390         2.44%             --
  2007   Lowest contract charge 0.50% Class B           $ 7.50              --                --           --            3.31%
         Highest contract charge 1.90% Class B          $ 6.59              --                --           --            1.70%
         All contract charges                                           31,430        $  202,051         1.82%             --
  2006   Lowest contract charge 0.50% Class B           $ 7.26              --                --           --           15.39%
         Highest contract charge 1.90% Class B          $ 6.48              --                --           --           13.77%
         All contract charges                               --          30,079        $  198,213         2.39%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.54              --                --           --           11.93%
         Highest contract charge 1.90% Class B          $ 7.27              --                --           --           10.49%
         All contract charges                               --           5,101        $   46,879         0.05%             --
  2009   Lowest contract charge 0.50% Class B           $ 7.63              --                --           --           30.12%
         Highest contract charge 1.90% Class B          $ 6.58              --                --           --           28.35%
         All contract charges                               --           5,534        $   45,654         0.24%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.86              --                --           --          (45.44)%
         Highest contract charge 1.90% Class B          $ 5.13              --                --           --          (46.23)%
         All contract charges                               --           5,674        $   36,090         0.30%             --
  2007   Lowest contract charge 0.50% Class B           $10.74              --                --           --           11.53%
         Highest contract charge 1.90% Class B          $ 9.54              --                --           --            9.91%
         All contract charges                                            5,341        $   62,358         0.23%             --
  2006   Lowest contract charge 0.50% Class B           $ 9.63              --                --           --            4.70%
         Highest contract charge 1.90% Class B          $ 8.68              --                --           --            3.24%
         All contract charges                               --           5,169        $   54,129           --              --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.63              --                --           --           11.72%
         Highest contract charge 1.70% Class A (r)      $11.58              --                --           --           11.24%
         All contract charges                               --              75        $      872         0.40%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.41              --                --           --            1.66%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.76%
         All contract charges                               --              --                --         0.33%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.23              --                --           --           12.40%
         Highest contract charge 1.90% Class B          $10.90              --                --           --           10.77%
         All contract charges                               --          30,831        $  338,022         0.40%             --
  2009   Lowest contract charge 0.50% Class B           $11.77              --                --           --           32.72%
         Highest contract charge 1.90% Class B          $ 9.84              --                --           --           30.99%
         All contract charges                               --          33,199        $  327,423         0.33%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.87              --                --           --          (40.67)%
         Highest contract charge 1.90% Class B          $ 7.51              --                --           --          (41.56)%
         All contract charges                               --          35,102        $  263,886         0.18%             --
  2007   Lowest contract charge 0.50% Class B           $14.95              --                --           --            4.91%
         Highest contract charge 1.90% Class B          $12.85              --                --           --            3.46%
         All contract charges                                           34,213        $  439,864           --              --
  2006   Lowest contract charge 0.50% Class B           $14.25              --                --           --            6.87%
         Highest contract charge 1.90% Class B          $12.42              --                --           --            5.37%
         All contract charges                               --          30,418        $  380,312         0.18%             --
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.94              --                --           --           14.59%
         Highest contract charge 1.70% Class A (r)      $11.88              --                --           --           14.12%
         All contract charges                               --              50        $      602         0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.42              --                --           --            1.56%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.56%
         All contract charges                               --              --                --         1.14%             --
EQ/CAPITAL GUARDIAN RESEARCH (b)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $12.78              --                --           --           15.24%
         Highest contract charge 1.90% Class B          $10.83              --                --           --           13.64%
         All contract charges                               --          77,666        $  904,589         0.74%             --
  2009   Lowest contract charge 0.50% Class B           $11.09              --                --           --           30.79%
         Highest contract charge 1.90% Class B          $ 9.53              --                --           --           29.02%
         All contract charges                               --          86,472        $  882,191         1.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.48              --                --           --          (39.94)%
         Highest contract charge 1.90% Class B          $ 7.39              --                --           --          (40.83)%
         All contract charges                               --          96,287        $  757,787         0.91%             --
  2007   Lowest contract charge 0.50% Class B           $14.12              --                --           --            1.15%
         Highest contract charge 1.90% Class B          $12.49              --                --           --           (0.32)%
         All contract charges                                          113,240        $1,497,202         1.28%             --
  2006   Lowest contract charge 0.50% Class B           $13.96              --                --           --           11.50%
         Highest contract charge 1.90% Class B          $12.53              --                --           --            9.93%
         All contract charges                               --          56,224        $  739,096         0.56%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.84              --                --           --           14.73 %
         Highest contract charge 1.70% Class A (r)      $11.78              --                --           --           14.15 %
         All contract charges                               --              93        $    1,103         1.26%               --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.32              --                --           --            0.39%
         Highest contract charge 1.70% Class A (r)     $ 10.32              --                --           --            0.39%
         All contract charges                               --              --                --         1.80%             --
EQ/COMMON STOCK INDEX (o)
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $295.18              --                --           --           15.29%
         Highest contract charge 1.90% Class B         $180.00              --                --           --           13.67%
         All contract charges                               --          38,136        $  803,765         1.26%             --
  2009   Lowest contract charge 0.50% Class B          $256.03              --                --           --           27.69%
         Highest contract charge 1.90% Class B         $158.35              --                --           --           25.90%
         All contract charges                               --          41,528        $  776,118         1.80%             --
  2008   Lowest contract charge 0.50% Class B          $200.52              --                --           --          (44.08)%
         Highest contract charge 1.90% Class B         $125.78              --                --           --          (44.87)%
         All contract charges                               --          40,142        $  617,520         1.63%             --
  2007   Lowest contract charge 0.50% Class B          $358.57              --                --           --            2.96
         Highest contract charge 1.90% Class B         $228.16              --                --           --            1.51
         All contract charges                                           41,874        $1,221,553         0.97%             --
  2006   Lowest contract charge 0.50% Class B          $348.26              --                --           --           10.14
         Highest contract charge 1.90% Class B         $224.77              --                --           --            8.59
         All contract charges                               --          44,440        $1,355,393         1.20%             --
EQ/CORE BOND INDEX (m)
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 15.47              --                --           --           5.24 %
         Highest contract charge 1.90% Class B         $ 12.87              --                --           --           3.79 %
         All contract charges                               --          94,923        $1,102,809         2.24%             --
  2009   Lowest contract charge 0.50% Class B          $ 14.70              --                --           --            2.17%
         Highest contract charge 1.90% Class B         $ 12.40              --                --           --            0.76%
         All contract charges                               --          89,630        $1,013,962         2.61%             --
  2008   Lowest contract charge 0.50% Class B          $ 14.39              --                --           --           (9.38)%
         Highest contract charge 1.90% Class B         $ 12.31              --                --           --          (10.67)%
         All contract charges                               --          80,413        $  913,345         4.06%             --
  2007   Lowest contract charge 0.50% Class B          $ 15.88              --                --           --            2.58%
         Highest contract charge 1.90% Class B         $ 13.78              --                --           --            1.10%
         All contract charges                               --          99,922        $1,271,392         4.32%             --
  2006   Lowest contract charge 0.50% Class B          $ 15.48              --                --           --            3.54%
         Highest contract charge 1.90% Class B         $ 13.63              --                --           --            2.09%
         All contract charges                               --          99,116        $1,260,924         4.37%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.37              --                --           --           10.60%
         Highest contract charge 1.70% Class A (r)     $ 11.31              --                --           --           10.13%
         All contract charges                               --             348        $    3,958         0.81%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.28              --                --           --            1.48%
         Highest contract charge 1.70% Class A (r)     $ 10.27              --                --           --            1.48%
         All contract charges                               --              --        $        7         1.73%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $  9.97              --                --           --           11.27%
         Highest contract charge 1.90% Class B (a)     $  9.38              --                --           --            9.71%
         All contract charges                               --          37,420        $  357,290         0.81%             --
  2009   Lowest contract charge 0.50% Class B (a)      $  8.96              --                --           --           32.03%
         Highest contract charge 1.90% Class B (a)     $  8.55              --                --           --           30.18%
         All contract charges                               --          39,080        $  338,925         1.73%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
-------------------------------------
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.79               --                 --         --         (39.54)%
         Highest contract charge 1.90% Class B (a)      $ 6.57               --                 --         --         (40.38)%
         All contract charges                               --           36,597         $  242,910       0.62%            --
  2007   Lowest contract charge 0.50% Class B (a)       $11.23               --                 --         --           3.22%
         Highest contract charge 1.90% Class B (a)      $11.02               --                 --         --           1.75%
         All contract charges                                            24,733         $  273,949       0.62%            --
  2006   Lowest contract charge 0.50% Class B (a)       $10.88               --                 --         --           8.76%
         Highest contract charge 1.90% Class B (a)      $10.83               --                 --         --           8.29%
         All contract charges                               --            5,631         $   61,054       0.75%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.61               --                 --         --          13.16%
         Highest contract charge 1.70% Class A (r)      $11.56               --                 --         --          12.67%
         All contract charges                               --              501         $    5,807       1.43%            --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26               --                 --         --           0.10%
         Highest contract charge 1.70% Class A (r)      $10.26               --                 --         --           0.10%
         All contract charges                               --                3         $       34       1.96%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $31.06               --                 --         --          13.81%
         Highest contract charge 1.90% Class B          $24.47               --                 --         --          12.20%
         All contract charges                               --           73,975         $1,249,931       1.43%            --
  2009   Lowest contract charge 0.50% Class B           $27.29               --                 --         --          25.25%
         Highest contract charge 1.90% Class B          $21.81               --                 --         --          23.48%
         All contract charges                               --           75,725         $1,151,603       1.96%            --
  2008   Lowest contract charge 0.50% Class B           $21.79               --                 --         --         (37.64)%
         Highest contract charge 1.90% Class B          $17.66               --                 --         --         (38.51)%
         All contract charges                               --           71,841         $  912,729       1.72%            --
  2007   Lowest contract charge 0.50% Class B           $34.94               --                 --         --           4.42%
         Highest contract charge 1.90% Class B          $28.72               --                 --         --           2.94%
         All contract charges                                            74,013         $1,576,822       1.31%            --
  2006   Lowest contract charge 0.50% Class B           $33.46               --                 --         --          14.52%
         Highest contract charge 1.90% Class B          $27.90               --                 --         --          12.91%
         All contract charges                               --           76,302         $1,640,567       1.54%            --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $16.92               --                 --         --          14.71%
         Highest contract charge 1.90% Class B          $14.82               --                 --         --          13.04%
         All contract charges                               --           93,768         $1,288,091       0.28%            --
  2009   Lowest contract charge 0.50% Class B           $14.75               --                 --         --          27.15%
         Highest contract charge 1.90% Class B          $13.11               --                 --         --          25.42%
         All contract charges                               --          108,738         $1,316,635       0.85%            --
  2008   Lowest contract charge 0.50% Class B           $11.60               --                 --         --         (40.57)%
         Highest contract charge 1.90% Class B          $10.45               --                 --         --         (41.46)%
         All contract charges                               --          118,651         $1,143,520       0.95%            --
  2007   Lowest contract charge 0.50% Class B           $19.52               --                 --         --          13.49%
         Highest contract charge 1.90% Class B          $17.85               --                 --         --          11.91%
         All contract charges                                           115,724         $1,909,092       0.18%            --
  2006   Lowest contract charge 0.50% Class B           $17.20               --                 --         --           8.78%
         Highest contract charge 1.90% Class B          $15.95               --                 --         --           7.25%
         All contract charges                               --          110,995         $1,644,626       0.73%            --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.33                --                --          --           10.11%
         Highest contract charge 1.70% Class A (r)     $11.28                --                --          --            9.73%
         All contract charges                              --                62        $      703        2.96%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.29                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.28                --                --          --            0.19%
         All contract charges                              --                --                --        5.95%             --
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.36                --                --          --           10.68%
         Highest contract charge 1.90% Class B (a)     $ 9.75                --                --          --            9.18%
         All contract charges                              --            54,951        $  545,194        2.96%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.36                --                --          --           29.97%
         Highest contract charge 1.90% Class B (a)     $ 8.93                --                --          --           28.10%
         All contract charges                              --            65,970        $  596,850        5.95%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 7.20                --                --          --          (32.20)%
         Highest contract charge 1.90% Class B (a)     $ 6.97                --                --          --          (33.11)%
         All contract charges                              --            60,463        $  425,663        6.36%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.62                --                --          --            1.53%
         Highest contract charge 1.90% Class B (a)     $10.42                --                --          --            0.10%
         All contract charges                                            57,439        $  601,803        4.16%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.46                --                --          --            4.56%
         Highest contract charge 1.90% Class B (a)     $10.41                --                --          --            4.11%
         All contract charges                              --            12,757        $  132,983        2.34%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.17                --                --          --            9.19%
         Highest contract charge 1.70% Class A (r)     $11.12                --                --          --            8.70%
         All contract charges                              --                40        $      455        1.99%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.23                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.23                --                --          --            0.29%
         All contract charges                              --                --        $        2        2.46%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (f)      $ 8.43                --                --          --            9.77%
         Highest contract charge 1.90% Class B (f)     $ 8.01                --                --          --            8.24%
         All contract charges                              --           169,484        $1,377,768        1.99%             --
  2009   Lowest contract charge 0.50% Class B (f)      $ 7.68                --                --          --           27.78%
         Highest contract charge 1.90% Class B (f)     $ 7.40                --                --          --           26.04%
         All contract charges                              --           179,402        $1,341,290        2.46%             --
  2008   Lowest contract charge 0.50% Class B (f)      $ 6.01                --                --          --          (37.20)%
         Highest contract charge 1.90% Class B (f)     $ 5.87                --                --          --          (38.08)%
         All contract charges                              --           168,583        $  996,068        5.08%             --
  2007   Lowest contract charge 0.50% Class B (f)      $ 9.57                --                --          --           (4.30)%
         Highest contract charge 1.90% Class B (f)     $ 9.48                --                --          --           (5.20)%
         All contract charges                              --            83,451        $  793,251        2.63%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.05                --                --          --            8.55%
         Highest contract charge 1.70% Class A (r)     $10.99                --                --          --            7.96%
         All contract charges                              --               163        $    1,798        0.00%
  2009   Lowest contract charge 1.30% Class A (r)      $10.18                --                --          --            0.69%
         Highest contract charge 1.70% Class A (r)     $10.18                --                --          --            0.69%
         All contract charges                              --                --                --        0.00%             --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $13.17              --                 --           --            9.02%
         Highest contract charge 1.90% Class B         $12.16              --                 --           --            7.61%
         All contract charges                              --          14,455           $179,603         0.00%             --
  2009   Lowest contract charge 0.50% Class B          $12.08              --                 --           --           16.01%
         Highest contract charge 1.90% Class B         $11.30              --                 --           --           14.41%
         All contract charges                              --          11,998           $137,992         0.00%             --
  2008   Lowest contract charge 0.50% Class B          $10.41              --                 --           --          (14.25)%
         Highest contract charge 1.90% Class B         $ 9.88              --                 --           --          (15.48)%
         All contract charges                              --          11,081           $111,017         0.50%             --
  2007   Lowest contract charge 0.50% Class B          $12.14              --                 --           --            2.97%
         Highest contract charge 1.90% Class B         $11.69              --                 --           --            1.48%
         All contract charges                              --          11,173           $131,859         0.78%             --
  2006   Lowest contract charge 0.50% Class B          $11.79              --                 --           --           11.65%
         Highest contract charge 1.90% Class B         $11.52              --                 --           --           10.08%
         All contract charges                              --           7,462           $ 86,530         6.34%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $13.89              --                 --           --           31.16%
         Highest contract charge 1.70% Class A (r)     $13.83              --                 --           --           30.72%
         All contract charges                              --           1,235           $ 17,130         0.37%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.59              --                 --           --            1.53%
         Highest contract charge 1.70% Class A (r)     $10.58              --                 --           --            1.44%
         All contract charges                              --               2           $     23         0.44%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $44.89              --                 --           --           31.99%
         Highest contract charge 1.90% Class B         $32.67              --                 --           --           30.11%
         All contract charges                              --          22,302           $855,090         0.37%             --
  2009   Lowest contract charge 0.50% Class B          $34.01              --                 --           --           40.72%
         Highest contract charge 1.90% Class B         $25.11              --                 --           --           38.78%
         All contract charges                              --          21,145           $619,879         0.44%             --
  2008   Lowest contract charge 0.50% Class B          $24.17              --                 --           --          (30.98)%
         Highest contract charge 1.90% Class B         $18.09              --                 --           --          (31.99)%
         All contract charges                              --          18,794           $392,717         0.61%             --
  2007   Lowest contract charge 0.50% Class B          $35.02              --                 --           --            8.72%
         Highest contract charge 1.90% Class B         $26.60              --                 --           --            7.21%
         All contract charges                                          15,674           $470,454         0.52%             --
  2006   Lowest contract charge 0.50% Class B          $32.21              --                 --           --           18.24%
         Highest contract charge 1.90% Class B         $24.81              --                 --           --           16.58%
         All contract charges                              --           8,969           $243,842         1.60%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.36              --                 --           --            5.18 %
         Highest contract charge 1.70% Class A (r)     $10.31              --                 --           --            4.67 %
         All contract charges                              --             140           $  1,442         2.92%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.85              --                 --           --           (1.70)%
         Highest contract charge 1.70% Class A (r)     $ 9.85              --                 --           --           (1.70)%
         All contract charges                              --               2           $     15         0.80%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.43              --                 --           --            5.79%
         Highest contract charge 1.90% Class B         $11.54              --                 --           --            4.25%
         All contract charges                              --          40,077           $473,013         2.92%             --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2009   Lowest contract charge 0.50% Class B          $ 11.75               --                --          --           1.49%
         Highest contract charge 1.90% Class B         $ 11.07               --                --          --           0.07%
         All contract charges                               --           36,747        $  414,061        0.80%            --
  2008   Lowest contract charge 0.50% Class B          $ 11.58               --                --          --           5.95%
         Highest contract charge 1.90% Class B         $ 11.06               --                --          --           4.44%
         All contract charges                               --           36,828        $  413,319       19.53%            --
  2007   Lowest contract charge 0.50% Class B          $ 10.93               --                --          --           8.76%
         Highest contract charge 1.90% Class B         $ 10.59               --                --          --           7.19%
         All contract charges                                            18,195        $  194,602        3.41%            --
  2006   Lowest contract charge 0.50% Class B          $ 10.05               --                --          --           2.90%
         Highest contract charge 1.90% Class B         $  9.88               --                --          --           1.46%
         All contract charges                               --            8,137        $   80,817        0.43%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.20               --                --          --          10.24%
         Highest contract charge 1.70% Class A (r)     $ 11.15               --                --          --           9.74%
         All contract charges                               --              174        $    1,953        1.10%            --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.16               --                --          --          (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 10.16               --                --          --           0.00%
         All contract charges                               --                2        $       29        1.33%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 20.28               --                --          --          10.88%
         Highest contract charge 1.90% Class B         $ 16.78               --                --          --           9.32%
         All contract charges                               --           53,486        $1,134,438        1.10%            --
  2009   Lowest contract charge 0.50% Class B          $ 18.29               --                --          --          49.30%
         Highest contract charge 1.90% Class B         $ 15.35               --                --          --          47.16%
         All contract charges                               --           58,787        $1,130,770        1.33%            --
  2008   Lowest contract charge 0.50% Class B          $ 12.25               --                --          --         (57.55)%
         Highest contract charge 1.90% Class B         $ 10.43               --                --          --         (58.15)%
         All contract charges                               --           53,574        $  696,118        0.15%            --
  2007   Lowest contract charge 0.50% Class B          $ 28.86               --                --          --          41.26%
         Highest contract charge 1.90% Class B         $ 24.92               --                --          --          39.30%
         All contract charges                                            53,185        $1,627,247        0.00%            --
  2006   Lowest contract charge 0.50% Class B          $ 20.43               --                --          --          36.37%
         Highest contract charge 1.90% Class B         $ 17.89               --                --          --          34.46%
         All contract charges                               --           47,631        $1,034,450        0.45%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 23.97               --                --          --           3.72%
         Highest contract charge 1.90% Class B         $ 18.12               --                --          --           2.26%
         All contract charges                               --           28,642        $  391,601        1.22%            --
  2009   Lowest contract charge 0.50% Class B          $ 23.11               --                --          --          (2.76)%
         Highest contract charge 1.90% Class B         $ 17.72               --                --          --          (4.11)%
         All contract charges                               --           26,434        $  369,725        1.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 23.77               --                --          --           3.08%
         Highest contract charge 1.90% Class B         $ 18.48               --                --          --           1.59%
         All contract charges                               --           26,853        $  401,655        3.71%            --
  2007   Lowest contract charge 0.50% Class B          $ 23.06               --                --          --           6.32%
         Highest contract charge 1.90% Class B         $ 18.19               --                --          --           4.84%
         All contract charges                               --           18,561        $  296,887        4.29%            --
  2006   Lowest contract charge 0.50% Class B          $ 21.69               --                --          --           2.61%
         Highest contract charge 1.90% Class B         $ 17.35               --                --          --           1.17%
         All contract charges                               --           18,923        $  295,751        3.88%            --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $10.88              --                 --           --          8.04%
         Highest contract charge 1.70% Class A (r)       $10.83              --                 --           --          7.55%
         All contract charges                                --             189         $    2,052         1.80%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.07              --                 --           --          0.00%
         Highest contract charge 1.70% Class A (r)       $10.07              --                 --           --          0.10%
         All contract charges                                --              --                 --         3.14%           --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $14.28              --                 --           --          8.68%
         Highest contract charge 1.90% Class B           $12.10              --                 --           --          7.17%
         All contract charges                                --          56,037         $  784,792         1.80%           --
  2009   Lowest contract charge 0.50% Class B            $13.14              --                 --           --         34.62%
         Highest contract charge 1.90% Class B           $11.29              --                 --           --         32.72%
         All contract charges                                --          59,216         $  769,256         3.14%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.76              --                 --           --        (45.11)%
         Highest contract charge 1.90% Class B           $ 8.51              --                 --           --        (45.90)%
         All contract charges                                --          57,050         $  554,312         1.49%           --
  2007   Lowest contract charge 0.50% Class B            $17.78              --                 --           --         14.64%
         Highest contract charge 1.90% Class B           $15.73              --                 --           --         13.08%
         All contract charges                                            57,566         $1,024,304         0.39%           --
  2006   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         18.65%
         Highest contract charge 1.90% Class B           $13.91              --                 --           --         16.99%
         All contract charges                                --          62,676         $  973,881         1.38%           --
EQ/INTERNATIONAL ETF
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r) (t)    $10.63              --                 --           --          6.30%
         Highest contract charge 1.70% Class A (r) (t)   $10.58              --                 --           --          5.91%
         All contract charges                                --             125         $    1,330         2.43%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.58              --                 --           --         13.75%
         Highest contract charge 1.70% Class A (r)       $11.53              --                 --           --         13.26%
         All contract charges                                --             126         $    1,453         0.98%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.18              --                 --           --          0.30%
         Highest contract charge 1.70% Class A (r)       $10.18              --                 --           --          0.39%
         All contract charges                                --              --         $        3         1.27%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         14.38%
         Highest contract charge 1.90% Class B           $14.32              --                 --           --         12.76%
         All contract charges                                --          30,667         $  376,915         0.98%           --
  2009   Lowest contract charge 0.50% Class B            $13.56              --                 --           --         36.59%
         Highest contract charge 1.90% Class B           $12.70              --                 --           --         34.63%
         All contract charges                                --          25,119         $  272,003         1.27%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.93              --                 --           --        (40.61)%
         Highest contract charge 1.90% Class B           $ 9.43              --                 --           --        (41.43)%
         All contract charges                                --          20,631         $  168,007         0.99%           --
  2007   Lowest contract charge 0.50% Class B            $16.72              --                 --           --         15.63%
         Highest contract charge 1.90% Class B           $16.10              --                 --           --         14.02%
         All contract charges                                            16,401         $  237,725         0.72%           --
  2006   Lowest contract charge 0.50% Class B            $14.46              --                 --           --         25.01%
         Highest contract charge 1.90% Class B           $14.12              --                 --           --         23.26%
         All contract charges                                --           6,096         $   83,819         1.21%           --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --               --            --           11.21%
         Highest contract charge 1.70% Class A (r)      $11.35              --               --            --           10.62%
         All contract charges                               --             163         $  1,852          1.32%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26              --               --            --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.26              --               --            --            0.10%
         All contract charges                               --              --               --          1.48%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $15.13              --               --            --           11.74%
         Highest contract charge 1.90% Class B          $12.47              --               --            --           10.26%
         All contract charges                               --          21,596         $279,401          1.32%             --
  2009   Lowest contract charge 0.50% Class B           $13.54              --               --            --           31.69%
         Highest contract charge 1.90% Class B          $11.31              --               --            --           29.73%
         All contract charges                               --          22,028         $258,292          1.48%             --
  2008   Lowest contract charge 0.50% Class B           $10.28              --               --            --          (40.09)%
         Highest contract charge 1.90% Class B          $ 8.72              --               --            --          (40.88)%
         All contract charges                               --          23,322         $210,531          1.78%             --
  2007   Lowest contract charge 0.50% Class B           $17.16              --               --            --           (1.72)%
         Highest contract charge 1.90% Class B          $14.75              --               --            --           (3.09)%
         All contract charges                                           27,538         $419,788          1.32%             --
  2006   Lowest contract charge 0.50% Class B           $17.46              --               --            --           19.78%
         Highest contract charge 1.90% Class B          $15.22              --               --            --           18.10%
         All contract charges                               --          31,332         $492,862          4.27%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $10.43              --               --            --           13.62%
         Highest contract charge 1.90% Class B          $ 8.80              --               --            --           11.96%
         All contract charges                               --          15,828         $158,846          1.00%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.18              --               --            --           25.95%
         Highest contract charge 1.90% Class B          $ 7.86              --               --            --           24.11%
         All contract charges                               --          17,342         $153,764          4.38%             --
  2008   Lowest contract charge 0.50% Class B           $ 7.29              --               --            --          (37.75)%
         Highest contract charge 1.90% Class B          $ 6.33              --               --            --          (38.60)%
         All contract charges                               --          18,391         $129,337          0.34%             --
  2007   Lowest contract charge 0.50% Class B           $11.71              --               --            --            3.35%
         Highest contract charge 1.90% Class B          $10.31              --               --            --            1.88%
         All contract charges                               --          21,585         $243,826          1.14%             --
  2006   Lowest contract charge 0.50% Class B           $11.33              --               --            --           12.38%
         Highest contract charge 1.90% Class B          $10.12              --               --            --           10.80%
         All contract charges                               --          26,152         $286,441          0.84%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92              --               --            --           14.73%
         Highest contract charge 1.70% Class A (r)      $11.86              --               --            --           14.26%
         All contract charges                               --             155         $  1,848          0.97%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.39              --               --            --            0.97%
         Highest contract charge 1.70% Class A (r)      $10.38              --               --            --            0.97%
         All contract charges                               --              --               --          2.14%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.40              --               --            --           15.38%
         Highest contract charge 1.90% Class B          $ 7.12              --               --            --           13.74%
         All contract charges                               --          36,002         $332,558          0.97%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.50% Class B           $ 7.28                --              --            --           35.53%
         Highest contract charge 1.90% Class B          $ 6.26                --              --            --           33.67%
         All contract charges                               --            39,652        $317,224          2.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.37                --              --            --          (36.60)%
         Highest contract charge 1.90% Class B          $ 4.68                --              --            --          (37.52)%
         All contract charges                               --            41,922        $248,887          0.14%             --
  2007   Lowest contract charge 0.50% Class B           $ 8.47                --              --            --           13.39%
         Highest contract charge 1.90% Class B          $ 7.49                --              --            --           11.79%
         All contract charges                               --            45,255        $411,124            --              --
  2006   Lowest contract charge 0.50% Class B           $ 7.47                --              --            --           (1.04)%
         Highest contract charge 1.90% Class B          $ 6.70                --              --            --           (2.43)%
         All contract charges                               --            49,049        $384,363            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.60                --              --            --           12.84%
         Highest contract charge 1.70% Class A (r)      $11.55                --              --            --           12.46%
         All contract charges                               --                79        $    909          0.38%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28                --              --            --            0.69%
         Highest contract charge 1.70% Class A (r)      $10.27                --              --            --            0.59%
         All contract charges                               --                --              --          1.31%             --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $17.71                --              --            --           13.89%
         Highest contract charge 1.90% Class B          $14.59                --              --            --           12.23%
         All contract charges                               --            17,859        $261,108          0.38%             --
  2009   Lowest contract charge 0.50% Class B           $15.55                --              --            --           34.19%
         Highest contract charge 1.90% Class B          $13.00                --              --            --           32.35%
         All contract charges                               --            19,454        $252,641          1.31%             --
  2008   Lowest contract charge 0.50% Class B           $11.59                --              --            --          (38.55)%
         Highest contract charge 1.90% Class B          $ 9.82                --              --            --          (39.42)%
         All contract charges                               --            19,719        $193,193          0.11%             --
  2007   Lowest contract charge 0.50% Class B           $18.86                --              --            --           15.07%
         Highest contract charge 1.90% Class B          $16.21                --              --            --           13.36%
         All contract charges                                             22,503        $363,276          0.41%             --
  2006   Lowest contract charge 0.50% Class B           $16.39                --              --            --            7.24%
         Highest contract charge 1.90% Class B          $14.30                --              --            --            5.74%
         All contract charges                               --            18,659        $269,728            --              --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62                --              --            --           13.48%
         Highest contract charge 1.70% Class A (r)      $11.56                --              --            --           12.89%
         All contract charges                               --                82        $    948          1.54%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24                --              --            --           (0.10)%
         Highest contract charge 1.70% Class A (r)      $10.24                --              --            --            0.00%
         All contract charges                               --                --              --          9.15%             --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.18                --              --            --           14.02%
         Highest contract charge 1.90% Class B          $ 5.74                --              --            --           12.55%
         All contract charges                               --            20,149        $118,119          1.54%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.42                --              --            --           18.55%
         Highest contract charge 1.90% Class B          $ 5.10                --              --            --           17.01%
         All contract charges                               --            19,764        $102,573          9.15%             --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
------------------------------------
  2008   Lowest contract charge 0.50% Class B           $ 4.57              --                  --          --         (56.93)%
         Highest contract charge 1.90% Class B          $ 4.36              --                  --          --         (57.59)%
         All contract charges                               --          16,998          $   75,141        1.37%            --
  2007   Lowest contract charge 0.50% Class B           $10.61                                                          (6.35)%
         Highest contract charge 1.90% Class B          $10.28              --                  --          --          (7.72)%
         All contract charges                               --          17,409          $  180,500        0.00%            --
  2006   Lowest contract charge 0.50% Class B           $11.33              --                  --          --            6.30%
         Highest contract charge 1.90% Class B          $11.14              --                  --          --            4.81%
         All contract charges                               --          15,831          $  177,206        0.05%            --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --                  --          --           11.43%
         Highest contract charge 1.70% Class A (r)      $11.36              --                  --          --           11.05%
         All contract charges                               --             102          $    1,161        1.13%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24              --                  --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.23              --                  --          --           (0.10)%
         All contract charges                               --              --                  --        2.14%             --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.95              --                  --          --           12.14%
         Highest contract charge 1.90% Class B          $11.60              --                  --          --           10.48%
         All contract charges                               --         102,373          $1,167,606        1.13%             --
  2009   Lowest contract charge 0.50% Class B           $12.44              --                  --          --           19.87%
         Highest contract charge 1.90% Class B          $10.50              --                  --          --           18.20%
         All contract charges                               --         114,911          $1,181,003        2.14%             --
  2008   Lowest contract charge 0.50% Class B           $10.38              --                  --          --          (43.62)%
         Highest contract charge 1.90% Class B          $ 8.88              --                  --          --          (44.43)%
         All contract charges                               --         128,632          $1,114,977        2.84%             --
  2007   Lowest contract charge 0.50% Class B           $18.41              --                  --          --           (5.05)%
         Highest contract charge 1.90% Class B          $15.98              --                  --          --           (6.39)%
         All contract charges                               --         150,945          $2,349,958        1.61%             --
  2006   Lowest contract charge 0.50% Class B           $19.39              --                  --          --           20.78%
         Highest contract charge 1.90% Class B          $17.07              --                  --          --           19.09%
         All contract charges                               --         110,933          $1,850,638        1.64%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $11.10              --                  --          --           16.97%
         Highest contract charge 1.90% Class B          $10.24              --                  --          --           15.19%
         All contract charges                               --          15,108          $  158,531        0.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.49              --                  --          --           17.49%
         Highest contract charge 1.90% Class B          $ 8.89              --                  --          --           15.84%
         All contract charges                               --          12,954          $  117,413        0.74%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.08              --                  --          --          (36.88)%
         Highest contract charge 1.90% Class B          $ 7.67              --                  --          --          (37.74)%
         All contract charges                               --          12,007          $   93,540        1.55%             --
  2007   Lowest contract charge 0.50% Class B           $12.80              --                  --          --            2.98%
         Highest contract charge 1.90% Class B          $12.32              --                  --          --            1.48%
         All contract charges                               --          11,815          $  147,275        1.13%             --
  2006   Lowest contract charge 0.50% Class B           $12.43              --                  --          --           16.63%
         Highest contract charge 1.90% Class B          $12.14              --                  --          --           14.99%
         All contract charges                               --          11,071          $  135,386        1.21%             --

                                     FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.76             --                 --         --           13.42%
         Highest contract charge 1.90% Class B           $11.77             --                 --         --           11.78%
         All contract charges                                --         15,873         $  191,761       0.39%             --
  2009   Lowest contract charge 0.50% Class B            $11.25             --                 --         --           24.86%
         Highest contract charge 1.90% Class B           $10.53             --                 --         --           23.16%
         All contract charges                                --         14,412         $  154,971       0.68%             --
  2008   Lowest contract charge 0.50% Class B            $ 9.01             --                 --         --          (31.27)%
         Highest contract charge 1.90% Class B           $ 8.55             --                 --         --          (32.30)%
         All contract charges                                --          9,794         $   85,138       1.16%             --
  2007   Lowest contract charge 0.50% Class B            $13.11             --                 --         --           10.08%
         Highest contract charge 1.90% Class B           $12.63             --                 --         --            8.60%
         All contract charges                                            6,105         $   78,014       0.80%             --
  2006   Lowest contract charge 0.50% Class B            $11.91             --                 --         --           12.13%
         Highest contract charge 1.90% Class B           $11.63             --                 --         --           10.56%
         All contract charges                                --          4,229         $   49,544       1.21%             --
EQ/MID CAP INDEX
----------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.07             --                 --         --           24.36%
         Highest contract charge 1.70% Class A (r)       $13.01             --                 --         --           23.90%
         All contract charges                                --            185         $    2,418       0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.45%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.45%
         All contract charges                                --             --                 --       1.09%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.49             --                 --         --           25.03%
         Highest contract charge 1.90% Class B           $10.79             --                 --         --           23.31%
         All contract charges                                --         59,447         $  732,139       0.74%             --
  2009   Lowest contract charge 0.50% Class B            $ 9.99             --                 --         --           35.67%
         Highest contract charge 1.90% Class B           $ 8.75             --                 --         --           33.76%
         All contract charges                                --         65,727         $  652,650       1.09%             --
  2008   Lowest contract charge 0.50% Class B            $ 7.36             --                 --         --          (49.55)%
         Highest contract charge 1.90% Class B           $ 6.54             --                 --         --          (50.27)%
         All contract charges                                --         67,946         $  500,886       0.89%             --
  2007   Lowest contract charge 0.50% Class B            $14.59             --                 --         --            7.44%
         Highest contract charge 1.90% Class B           $13.15             --                 --         --            5.96%
         All contract charges                                --         70,501         $1,035,525       0.00%             --
  2006   Lowest contract charge 0.50% Class B            $13.58             --                 --         --           10.97%
         Highest contract charge 1.90% Class B           $12.41             --                 --         --            9.41%
         All contract charges                                --         72,246         $  989,519       3.28%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $12.71             --                 --         --           20.93%
         Highest contract charge 1.70% Class A (r)       $12.65             --                 --         --           20.48%
         All contract charges                                --             25         $      321       0.98%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.06%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.06%
         All contract charges                                --             --                 --       1.69%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $18.49             --                 --         --           21.81%
         Highest contract charge 1.90% Class B           $15.24             --                 --         --           20.19%
         All contract charges                                --         75,286         $1,136,423       0.98%             --

                                     FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MID CAP VALUE PLUS (g) (h) (i) (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $15.18               --                 --          --           35.14%
         Highest contract charge 1.90% Class B          $12.68               --                 --          --           33.22%
         All contract charges                               --           88,122         $1,102,630        1.69%             --
  2008   Lowest contract charge 0.50% Class B           $11.23               --                 --          --          (39.85)%
         Highest contract charge 1.90% Class B          $ 9.52               --                 --          --          (40.69)%
         All contract charges                               --           41,940         $  400,022        1.38%             --
  2007   Lowest contract charge 0.50% Class B           $18.67               --                 --          --           (2.10)%
         Highest contract charge 1.90% Class B          $16.05               --                 --          --           (3.49)%
         All contract charges                               --           50,595         $  811,824        0.97%             --
  2006   Lowest contract charge 0.50% Class B           $19.07               --                 --          --           11.92%
         Highest contract charge 1.90% Class B          $16.63               --                 --          --           10.35%
         All contract charges                               --           57,023         $  948,678        0.31%             --
EQ/MONEY MARKET
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $ 9.87               --                 --          --           (1.20)%
         Highest contract charge 1.70% Class A (r)      $ 9.82               --                 --          --           (1.60)%
         All contract charges                               --            2,179         $   21,441        0.00%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.99               --                 --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $ 9.98               --                 --          --           (0.10)%
         All contract charges                               --               22         $      215        0.00%             --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 1.90%*
  2010   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            0.00 %
         Highest contract charge 1.90% Class B          $25.25               --                 --          --           (1.90)%
         All contract charges                               --           65,197         $  653,462        0.00%             --
  2009   Lowest contract charge 0.00% Class B           $44.43               --                 --          --           (0.01)%
         Highest contract charge 1.90% Class B          $25.74               --                 --          --           (1.90)%
         All contract charges                               --           60,968         $  941,402          --              --
  2008   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            2.11%
         Highest contract charge 1.90% Class B          $26.24               --                 --          --            0.15%
         All contract charges                               --           90,924         $1,493,712        1.93%             --
  2007   Lowest contract charge 0.00% Class B           $43.51               --                 --          --            4.72%
         Highest contract charge 1.90% Class B          $26.20               --                 --          --            2.70%
         All contract charges                               --           45,468         $  851,459        4.59%             --
  2006   Lowest contract charge 0.00% Class B           $41.55               --                 --          --            4.48%
         Highest contract charge 1.90% Class B          $25.51               --                 --          --            2.51%
         All contract charges                               --           33,332         $  612,694        4.41%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.00               --                 --          --            7.00%
         Highest contract charge 1.70% Class A (r)      $10.95               --                 --          --            6.62%
         All contract charges                               --              458         $    5,029        0.56%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28               --                 --          --            0.98%
         Highest contract charge 1.70% Class A (r)      $10.27               --                 --          --            0.98%
         All contract charges                               --                1         $        6        0.38%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 5.87               --                 --          --            7.71%
         Highest contract charge 1.90% Class B          $ 4.95               --                 --          --            6.22%
         All contract charges                               --           38,121         $  169,152        0.56%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.45               --                 --          --           29.18%
         Highest contract charge 1.90% Class B          $ 4.66               --                 --          --           27.29%
         All contract charges                               --           41,296         $  172,778        0.38%             --

                                     FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B            $ 4.22              --                --          --          (33.23)%
         Highest contract charge 1.90% Class B           $ 3.66              --                --          --          (34.17)%
         All contract charges                                --          43,561          $143,894        0.26%             --
  2007   Lowest contract charge 0.50% Class B            $ 6.32              --                --          --           20.15%
         Highest contract charge 1.90% Class B           $ 5.56              --                --          --           18.55%
         All contract charges                                --          18,657          $100,498        0.37%             --
  2006   Lowest contract charge 0.50% Class B            $ 5.26              --                --          --            7.41%
         Highest contract charge 1.90% Class B           $ 4.69              --                --          --            5.90%
         All contract charges                                --           6,440          $ 30,006        0.21%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.36              --                --          --           30.85%
         Highest contract charge 1.70% Class A (r)       $13.30              --                --          --           30.39%
         All contract charges                                --             456          $  6,078        0.12%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.21              --                --          --            0.79%
         Highest contract charge 1.70% Class A (r)       $10.20              --                --          --            0.69%
         All contract charges                                --               3          $     23        0.00%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $17.77              --                --          --           31.63%
         Highest contract charge 1.90% Class B           $16.40              --                --          --           29.85%
         All contract charges                                --          36,207          $608,343        0.12%             --
  2009   Lowest contract charge 0.50% Class B            $13.50              --                --          --           56.21%
         Highest contract charge 1.90% Class B           $12.63              --                --          --           54.06%
         All contract charges                                --          31,529          $406,393        0.00%             --
  2008   Lowest contract charge 0.50% Class B            $ 8.64              --                --          --          (47.57)%
         Highest contract charge 1.90% Class B           $ 8.20              --                --          --          (48.33)%
         All contract charges                                --          25,257          $210,339        0.00%             --
  2007   Lowest contract charge 0.50% Class B            $16.48              --                --          --           21.80%
         Highest contract charge 1.90% Class B           $15.87              --                --          --           20.14%
         All contract charges                                --          19,555          $313,835        0.33%             --
  2006   Lowest contract charge 0.50% Class B            $13.53              --                --          --            8.71%
         Highest contract charge 1.90% Class B           $13.21              --                --          --            7.19%
         All contract charges                                --           8,738          $116,309        0.47%             --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.34              --                --          --           10.74%
         Highest contract charge 1.70% Class A (r)       $11.29              --                --          --           10.25%
         All contract charges                                --              47          $    529        1.81%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.24              --                --          --            0.49%
         Highest contract charge 1.70% Class A (r)       $10.24              --                --          --            0.49%
         All contract charges                                --              --                --        0.18%            --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)        $ 9.28              --                --          --           11.40%
         Highest contract charge 1.90% Class B (a)       $ 8.73              --                --          --            9.81%
         All contract charges                                --          25,932          $230,267        1.81%             --
  2009   Lowest contract charge 0.50% Class B (a)        $ 8.33              --                --          --           24.48%
         Highest contract charge 1.90% Class B (a)       $ 7.95              --                --          --           22.81%
         All contract charges                                --          29,595          $238,330        0.18%             --
  2008   Lowest contract charge 0.50% Class B (a)        $ 6.69              --                --          --          (38.40)%
         Highest contract charge 1.90% Class B (a)       $ 6.47              --                --          --          (39.31)%
         All contract charges                                --          31,398          $205,168        3.61%             --

                                     FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
--------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $10.86              --                 --         --            1.12%
         Highest contract charge 1.90% Class B (a)     $10.66              --                 --         --           (0.28)%
         All contract charges                              --          32,835         $  351,879       0.00%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.74              --                 --         --            7.38%
         Highest contract charge 1.90% Class B (a)     $10.69              --                 --         --            6.92%
         All contract charges                              --           7,714         $   82,586       0.39%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.61              --                 --         --           14.05%
         Highest contract charge 1.70% Class A (r)     $11.55              --                 --         --           13.46%
         All contract charges                              --             264         $    3,054       0.65%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.18              --                 --         --            0.00%
         Highest contract charge 1.70% Class A (r)     $10.18              --                 --         --            0.00%
         All contract charges                              --               1         $        7       0.66%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.90              --                 --         --           14.62%
         Highest contract charge 1.90% Class B (a)     $10.26              --                 --         --           13.00%
         All contract charges                              --          23,163         $  241,951       0.65%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.51              --                 --         --           37.88%
         Highest contract charge 1.90% Class B (a)     $ 9.08              --                 --         --           35.88%
         All contract charges                              --          17,703         $  162,900       0.66%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.90              --                 --         --          (41.03)%
         Highest contract charge 1.90% Class B (a)     $ 6.68              --                 --         --          (41.81)%
         All contract charges                              --          13,246         $   89,280       1.29%             --
  2007   Lowest contract charge 0.50% Class B (a)      $11.70              --                 --         --            5.22%
         Highest contract charge 1.90% Class B (a)     $11.48              --                 --         --            3.70%
         All contract charges                              --           9,648         $  111,407       0.39%             --
  2006   Lowest contract charge 0.50% Class B (a)      $11.12              --                 --         --           11.23%
         Highest contract charge 1.90% Class B (a)     $11.07              --                 --         --           10.75%
         All contract charges                              --           1,756         $   19,483       0.07%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 9.96              --                 --         --           (0.30)%
         Highest contract charge 1.70% Class A (r)     $ 9.92              --                 --         --           (0.60)%
         All contract charges                              --           1,339         $   13,301       0.32%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.99              --                 --         --           (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 9.98              --                 --         --           (0.10)%
         All contract charges                              --               9                 90       1.17%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $11.40              --                 --         --            0.35%
         Highest contract charge 1.90% Class B         $10.52              --                 --         --           (1.03)%
         All contract charges                              --         121,269         $1,281,207       0.32%             --
  2009   Lowest contract charge 0.50% Class B          $11.36              --                 --         --            7.45%
         Highest contract charge 1.90% Class B         $10.63              --                 --         --            5.99%
         All contract charges                              --         132,946         $1,414,881       1.17%             --
  2008   Lowest contract charge 0.50% Class B          $10.57              --                 --         --           (4.52)%
         Highest contract charge 1.90% Class B         $10.03              --                 --         --           (5.91)%
         All contract charges                              --          91,323         $  917,805       3.21%             --
  2007   Lowest contract charge 0.50% Class B          $11.07              --                 --         --           10.92%
         Highest contract charge 1.90% Class B         $10.66              --                 --         --            9.33%
         All contract charges                              --          45,578         $  486,803       3.07%             --

                                     FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/PIMCO ULTRA SHORT BOND (j) (k) (CONTINUED)
---------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B          $ 9.75               --               --            --         (1.51)%
         All contract charges                               --           31,108        $ 304,380          4.98%           --
EQ/QUALITY BOND PLUS (n)
------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $19.80               --               --            --          5.71%
         Highest contract charge 1.90% Class B          $15.51               --               --            --          4.23%
         All contract charges                               --           43,644        $ 565,217         10.49%           --
  2009   Lowest contract charge 0.50% Class B           $18.73               --               --            --          5.54%
         Highest contract charge 1.90% Class B          $14.88               --               --            --          4.06%
         All contract charges                               --           44,906        $ 558,182          3.96%           --
  2008   Lowest contract charge 0.50% Class B           $17.75               --               --            --         (7.02)%
         Highest contract charge 1.90% Class B          $14.30               --               --            --         (8.33)%
         All contract charges                               --           26,466        $ 326,277          5.04%           --
  2007   Lowest contract charge 0.50% Class B           $19.09               --               --            --          4.03%
         Highest contract charge 1.90% Class B          $15.60               --               --            --          2.56%
         All contract charges                                            28,944        $ 393,130          4.95%           --
  2006   Lowest contract charge 0.50% Class B           $18.35               --               --            --          3.30%
         Highest contract charge 1.90% Class B          $15.21               --               --            --          1.85%
         All contract charges                               --           27,600        $ 371,451          4.04%           --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.40               --               --            --         24.54%
         Highest contract charge 1.70% Class A (r)      $13.34               --               --            --         23.98%
         All contract charges                               --              193        $   2,581          0.97%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.76               --               --            --          2.57%
         Highest contract charge 1.70% Class A (r)      $10.76               --               --            --          2.57%
         All contract charges                               --                1        $      11          1.55%           --
EQ/SMALL COMPANY INDEX (p)
--------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $18.62               --               --            --         25.13%
         Highest contract charge 1.90% Class B          $15.49               --               --            --         23.43%
         All contract charges                               --           33,448        $ 506,182          0.97%           --
  2009   Lowest contract charge 0.50% Class B           $14.88               --               --            --         25.54%
         Highest contract charge 1.90% Class B          $12.55               --               --            --         23.76%
         All contract charges                               --           36,011        $ 440,098          1.55%           --
  2008   Lowest contract charge 0.50% Class B           $11.85               --               --            --        (34.49)%
         Highest contract charge 1.90% Class B          $10.14               --               --            --        (35.41)%
         All contract charges                               --           28,477        $ 282,432          0.85%           --
  2007   Lowest contract charge 0.50% Class B           $18.09               --               --            --         (2.32)%
         Highest contract charge 1.90% Class B          $15.70               --               --            --         (3.68)%
         All contract charges                                            28,985        $ 444,440          1.31%           --
  2006   Lowest contract charge 0.50% Class B           $18.52               --               --            --         17.12%
         Highest contract charge 1.90% Class B          $16.30               --               --            --         15.48%
         All contract charges                               --           29,757        $ 475,296          1.32%           --
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92               --               --            --         15.17%
         Highest contract charge 1.70% Class A (r)      $11.86               --               --            --         14.70%
         All contract charges                               --              443        $   5,276          0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.35               --               --            --          1.67%
         Highest contract charge 1.70% Class A (r)      $10.34               --               --            --          1.57%
         All contract charges                               --                3        $      38            --            --

                                     FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/T. ROWE PRICE GROWTH STOCK (c)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $19.50             --                --            --           15.80%
         Highest contract charge 1.90% Class B         $14.19             --                --            --           14.16%
         All contract charges                              --         31,081          $396,968          0.00%             --
  2009   Lowest contract charge 0.50% Class B          $16.84             --                --            --           41.96%
         Highest contract charge 1.90% Class B         $12.43             --                --            --           39.94%
         All contract charges                              --         27,386          $313,026            --              --
  2008   Lowest contract charge 0.50% Class B          $11.86             --                --            --          (42.51)%
         Highest contract charge 1.90% Class B         $ 8.88             --                --            --          (43.33)%
         All contract charges                              --         19,024          $167,244            --              --
  2007   Lowest contract charge 0.50% Class B          $20.63             --                --            --            6.67%
         Highest contract charge 1.90% Class B         $15.67             --                --            --            5.24%
         All contract charges                                         17,951          $291,072          0.13%             --
  2006   Lowest contract charge 0.50% Class B          $19.34             --                --            --           (4.49)%
         Highest contract charge 1.90% Class B         $14.89             --                --            --           (5.83)%
         All contract charges                              --          3,277          $ 51,291            --              --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.87             --                --            --            6.88%
         Highest contract charge 1.70% Class A (r)     $10.82             --                --            --            6.39%
         All contract charges                              --             87          $    941          1.48%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                --            --            0.10%
         Highest contract charge 1.70% Class A (r)     $10.17             --                --            --            0.10%
         All contract charges                              --             --          $      3          1.50%             --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 8.97             --                --            --            7.43%
         Highest contract charge 1.90% Class B (a)     $ 8.44             --                --            --            6.03%
         All contract charges                              --         22,506          $193,279          1.48%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 8.35             --                --            --           29.41%
         Highest contract charge 1.90% Class B (a)     $ 7.96             --                --            --           27.63%
         All contract charges                              --         22,755          $183,693          1.50%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.45             --                --            --          (41.15)%
         Highest contract charge 1.90% Class B (a)     $ 6.24             --                --            --          (41.95)%
         All contract charges                              --         23,768          $149,788          1.56%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.96             --                --            --            1.58%
         Highest contract charge 1.90% Class B (a)     $10.75             --                --            --            0.09%
         All contract charges                              --         26,167          $282,910          0.63%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.79             --                --            --            7.86%
         Highest contract charge 1.90% Class B (a)     $10.74             --                --            --            7.39%
         All contract charges                              --          6,220          $ 66,882          0.46%             --
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 5.97             --                --            --           12.64%
         Highest contract charge 1.90% Class B         $ 5.03             --                --            --           11.04%
         All contract charges                              --         16,460          $ 70,007          0.72%             --
  2009   Lowest contract charge 0.50% Class B          $ 5.30             --                --            --           31.90%
         Highest contract charge 1.90% Class B         $ 4.53             --                --            --           29.83%
         All contract charges                              --         16,033          $ 63,781          0.85%             --
  2008   Lowest contract charge 0.50% Class B          $ 4.02             --                --            --          (40.36)%
         Highest contract charge 1.90% Class B         $ 3.49             --                --            --          (41.15)%
         All contract charges                              --         14,961          $ 48,057          1.26%             --

                                     FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT      TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**   RETURN***
                                                             ------------ ------------------ ------------ ---------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
----------------------------------
  2007  Lowest contract charge 0.50% Class B                  $  6.74               --               --            --        0.60%
        Highest contract charge 1.90% Class B                 $  5.93               --               --            --       (0.67)%
        All contract charges                                       --           15,122        $  84,474          0.85%         --
  2006  Lowest contract charge 0.50% Class B                  $  6.70               --               --            --       13.58%
        Highest contract charge 1.90% Class B                 $  5.97               --               --            --       11.99%
        All contract charges                                       --           11,683        $  70,569          0.90%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Class A (r)              $ 11.64               --               --            --       14.01%
        Highest contract charge 1.70% Class A (r)             $ 11.59               --               --            --       13.52%
        All contract charges                                       --               83        $     969          1.26%         --
  2009  Lowest contract charge 1.30% Class A (r)              $ 10.21               --               --            --       (0.29)%
        Highest contract charge 1.70% Class A (r)             $ 10.21               --               --            --       (0.20)%
        All contract charges                                       --               --        $       2          1.44%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 10.78               --               --            --       14.56%
        Highest contract charge 1.90% Class B                 $  9.95               --               --            --       13.07%
        All contract charges                                       --           23,369        $ 237,948          1.26%         --
  2009  Lowest contract charge 0.50% Class B                  $  9.41               --               --            --       27.79%
        Highest contract charge 1.90% Class B                 $  8.80               --               --            --       25.94%
        All contract charges                                       --           24,454        $ 219,381          1.44%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.36               --               --            --      (37.25)%
        Highest contract charge 1.90% Class B                 $  6.99               --               --            --      (38.14)%
        All contract charges                                       --           26,088        $ 185,024          1.98%         --
  2007  Lowest contract charge 0.50% Class B                  $ 11.73               --               --            --       (3.06)%
        Highest contract charge 1.90% Class B                 $ 11.30               --               --            --       (4.32)%
        All contract charges                                       --           25,019        $ 285,776          1.63%         --
  2006  Lowest contract charge 0.50% Class B                  $ 12.10               --               --            --       15.33%
        Highest contract charge 1.90% Class B                 $ 11.81               --               --            --       13.71%
        All contract charges                                       --           21,516        $ 255,976          3.07%         --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 12.42               --               --            --       16.73%
        Highest contract charge 1.90% Class B                 $ 10.48               --               --            --       15.04%
        All contract charges                                       --           31,147        $ 413,230          0.01%         --
  2009  Lowest contract charge 0.50% Class B                  $ 10.64               --               --            --       39.68%
        Highest contract charge 1.90% Class B                 $  9.11               --               --            --       37.57%
        All contract charges                                       --           25,747        $ 295,437          0.19%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.62               --               --            --      (27.98)%
        Highest contract charge 1.90% Class B                 $  6.62               --               --            --      (28.97)%
        All contract charges                                       --           15,753        $ 128,962          0.60%         --
  2007  Lowest contract charge 0.50% Class B                  $ 10.58               --               --            --       10.79%
        Highest contract charge 1.90% Class B                 $  9.32               --               --            --        9.26%
        All contract charges                                                    15,374        $ 176,492          0.00%
  2006  Lowest contract charge 0.50% Class B                  $  9.55               --               --            --        5.34%
        Highest contract charge 1.90% Class B                 $  8.53               --               --            --        3.86%
        All contract charges                                       --           13,748        $ 141,667          2.13%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Service Class 2 (r) (s)  $ 11.75               --               --            --       14.52%
        Highest contract charge 1.70% Service Class 2 (r) (s) $ 11.70               --               --            --       14.04%
        All contract charges                                       --               66        $     773          1.41%         --

                                     FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT     TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**  RETURN***
                                                             ------------ ------------------ ------------ --------------- ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $11.97              --               --          --         15.43%
         Highest contract charge 1.70% Service Class 2 (r)      $11.91              --               --          --         14.85%
         All contract charges                                       --           1,053          $12,580        2.01%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.37              --               --          --          0.78%
         Lowest contract charge 1.70% Service Class 2 (r)       $10.37              --               --          --          0.78%
         All contract charges                                       --               2          $    18        0.00%           --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $12.91              --               --          --         26.94%
         Highest contract charge 1.70% Service Class 2 (r)      $12.85              --               --          --         26.35%
         All contract charges                                       --             417          $ 5,377        0.33%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.17              --               --          --          0.59%
         Highest contract charge 1.70% Service Class 2 (r)      $10.17              --               --          --          0.59%
         All contract charges                                       --               1          $     6        0.00%           --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $10.90              --               --          --          7.50%
         Highest contract charge 1.70% Service Class 2 (r)      $10.85              --               --          --          7.11%
         All contract charges                                       --             631          $ 6,871       10.45%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.14              --               --          --          0.10%
         Highest contract charge 1.70% Service Class 2 (r)      $10.13              --               --          --          0.00%
         All contract charges                                       --               2          $    23        0.00%           --
FRANKLIN INCOME SECURITIES FUND
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.87              --               --          --         11.49%
         Highest contract charge 1.70% Class 2 (u)              $10.83              --               --          --         11.08%
         All contract charges                                       --             352          $ 3,815        2.89%           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)               $11.11              --               --          --          9.46%
         Highest contract charge 1.70% Class 2 (r)              $11.06              --               --          --          8.97%
         All contract charges                                       --             440          $ 4,880        3.69%           --
  2009   Lowest contract charge 1.30% Class 2 (r)               $10.15              --               --          --          0.50%
         Highest contract charge 1.70% Class 2 (r)              $10.15              --               --          --          0.59%
         All contract charges                                       --               5          $    46          --            --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.62              --               --          --          9.82%
         Highest contract charge 1.70% Class 2 (u)              $10.58              --               --          --          9.41%
         All contract charges                                       --             104          $ 1,103        5.07%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)        $12.90              --               --          --         23.09%
         Highest contract charge 1.70% Service Shares (r)       $12.84              --               --          --         22.64%
         All contract charges                                       --             243          $ 3,129        1.08%           --
  2009   Lowest contract charge 1.30% Service Shares (r)        $10.48              --               --          --          0.87%
         Highest contract charge 1.70% Service Shares (r)       $10.47              --               --          --          0.77%
         All contract charges                                       --              --          $     3          --            --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)         $10.88              --               --          --          8.69%
         Highest contract charge 1.70% Series II (r) (s)        $10.83              --               --          --          8.30%
         All contract charges                                       --              59          $   639        0.00%           --

                                     FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.83             --                --            --          15.75%
         Highest contract charge 1.70% Series II (r)       $11.77             --                --            --          15.17%
         All contract charges                                  --            483            $5,702          7.92%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.22             --                --            --           0.39%
         Highest contract charge 1.70% Series II (r)       $10.22             --                --            --           0.49%
         All contract charges                                  --              1            $   12            --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $11.40             --                --            --          11.22%
         Highest contract charge 1.70% Series II (r) (s)   $11.34             --                --            --          10.63%
         All contract charges                                  --            366            $4,164          2.80%            --
INVESCO V.I. LEISURE FUND
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $12.36             --                --            --          20.12%
         Highest contract charge 1.70% Series II (r) (s)   $12.31             --                --            --          19.63%
         All contract charges                                  --             11            $  134          0.76%            --
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.67             --                --            --          12.32%
         Highest contract charge 1.70% Series II (r)       $11.61             --                --            --          11.85%
         All contract charges                                  --            123            $1,433          0.49%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.39             --                --            --           0.87%
         Highest contract charge 1.70% Series II (r)       $10.38             --                --            --           0.78%
         All contract charges                                  --             --            $    1            --             --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $13.50             --                --            --          26.52%
         Highest contract charge 1.70% Series II (r) (s)   $13.44             --                --            --          26.08%
         All contract charges                                  --             71            $  950          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.66             --                --            --          14.88%
         Highest contract charge 1.70% Common Shares (r)   $11.61             --                --            --          14.38%
         All contract charges                                  --            378            $4,399          0.51%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.15             --                --            --           0.20%
         Highest contract charge 1.70% Common Shares (r)   $10.15             --                --            --           0.30%
         All contract charges                                  --              1            $   13            --             --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $12.43             --                --            --          20.45%
         Highest contract charge 1.70% Common Shares (r)   $12.37             --                --            --          19.86%
         All contract charges                                  --            229            $2,846          0.13%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.32             --                --            --           3.41%
         Highest contract charge 1.70% Common Shares (r)   $10.32             --                --            --           3.51%
         All contract charges                                  --             --                --            --             --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.96             --                --            --          15.56%
         Highest contract charge 1.70% Common Shares (r)   $11.90             --                --            --          15.09%
         All contract charges                                  --            419            $5,015          0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.35             --                --            --           2.07%
         Highest contract charge 1.70% Common Shares (r)   $10.34             --                --            --           1.97%
         All contract charges                                  --              7            $   73            --             --

                                     FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.67             --                --           --          13.30%
         Highest contract charge 1.70% Common Shares (r)      $11.62             --                --           --          12.93%
         All contract charges                                     --            778           $ 9,066         4.09%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.30             --                --           --           1.08%
         Highest contract charge 1.70% Common Shares (r)      $10.29             --                --           --           1.08%
         All contract charges                                     --              2           $    25         0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.54             --                --           --          29.82%
         Highest contract charge 1.70% Common Shares (r)      $13.48             --                --           --          29.37%
         All contract charges                                     --            328           $ 4,427         0.01%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.43             --                --           --           1.16%
         Highest contract charge 1.70% Common Shares (r)      $10.42             --                --           --           1.17%
         All contract charges                                     --              2           $    21           --             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.82             --                --           --          11.30%
         Highest contract charge 1.70% Common Shares (r)      $11.76             --                --           --          10.84%
         All contract charges                                     --            227           $ 2,680         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.62             --                --           --           2.61%
         Highest contract charge 1.70% Common Shares (r)      $10.61             --                --           --           2.61%
         All contract charges                                     --             --           $     2           --             --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.44             --                --           --          27.15%
         Highest contract charge 1.70% Common Shares (r)      $13.38             --                --           --          26.70%
         All contract charges                                     --            279           $ 3,742         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.57             --                --           --           3.02%
         Highest contract charge 1.70% Common Shares (r)      $10.56             --                --           --           3.02%
         All contract charges                                     --             --           $     3           --             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)      $12.37             --                --           --          21.16%
         Highest contract charge 1.70% Service Shares (r)     $12.31             --                --           --          20.57%
         All contract charges                                     --          1,064           $13,133         2.91%            --
  2009   Lowest contract charge 1.30% Service Shares (r)      $10.21             --                --           --           0.10%
         Highest contract charge 1.70% Service Shares (r)     $10.21             --                --           --           0.20%
         All contract charges                                     --              2           $    23           --             --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r)       $10.83             --                --           --           7.33%
         Highest contract charge 1.70% Service Class (r)      $10.78             --                --           --           6.94%
         All contract charges                                     --            501           $ 5,419         0.32%            --
  2009   Lowest contract charge 1.30% Service Class (r)       $10.09             --                --           --          (0.79)%
         Highest contract charge 1.70% Service Class (r)      $10.08             --                --           --          (0.88)%
         All contract charges                                     --             --           $     3           --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r) (s)   $11.55             --                --           --          10.63%
         Highest contract charge 1.70% Service Class (r) (s)  $11.50             --                --           --          10.26%
         All contract charges                                     --            162           $ 1,874         0.07%            --

                                     FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.29               --                --            --         9.51%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.23               --                --            --         8.92%
          (r) (s)
         All contract charges                                  --              111        $    1,249          0.06%          --
MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $12.17               --                --            --        18.62%
          (r) (s)
         Highest contract charge 1.70% Service Class       $12.12               --                --            --        18.24%
          (r) (s)
         All contract charges                                  --              156        $    1,899          0.00%          --
MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.80               --                --            --        12.06%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.74               --                --            --        11.49%
          (r) (s)
         All contract charges                                  --              140        $    1,648          1.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (l) (v)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $67.09               --                --            --       17.02%
         Highest contract charge 1.90% Class B             $47.12               --                --            --       15.38%
         All contract charges                                  --           31,493        $  579,330          0.61%         --
  2009   Lowest contract charge 0.50% Class B              $57.33               --                --            --       36.59%
         Highest contract charge 1.90% Class B             $40.84               --                --            --       34.68%
         All contract charges                                  --           21,905        $  337,968          0.21%         --
  2008   Lowest contract charge 0.50% Class B              $41.97               --                --            --      (46.95)%
         Highest contract charge 1.90% Class B             $30.32               --                --            --      (47.70)%
         All contract charges                                  --            5,087        $   67,727          0.36%         --
  2007   Lowest contract charge 0.50% Class B              $79.11               --                --            --        10.83%
         Highest contract charge 1.90% Class B             $57.97               --                --            --         9.25%
         All contract charges                                                4,950        $  134,774          0.00%          --
  2006   Lowest contract charge 0.50% Class B              $71.38               --                --            --         4.59%
         Highest contract charge 1.90% Class B             $53.06               --                --            --         3.12%
         All contract charges                                  --            5,287        $  139,296            --           --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.74               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $12.97               --                --            --         4.18%
         All contract charges                                  --           88,517        $1,150,810          2.78%          --
  2009   Lowest contract charge 0.50% Class B              $13.95               --                --            --         7.78%
         Highest contract charge 1.90% Class B             $12.45               --                --            --         6.25%
         All contract charges                                  --           83,528        $1,038,056          3.59%          --
  2008   Lowest contract charge 0.50% Class B              $12.94               --                --            --         1.97%
         Highest contract charge 1.90% Class B             $11.72               --                --            --         0.51%
         All contract charges                                  --           62,629        $  734,371          4.89%
  2007   Lowest contract charge 0.50% Class B              $12.69               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $11.66               --                --            --         4.20%
         All contract charges                                               55,947        $  653,841          4.09%          --
  2006   Lowest contract charge 0.50% Class B              $12.01               --                --            --         3.25%
         Highest contract charge 1.90% Class B             $11.19               --                --            --         1.80%
         All contract charges                                  --           58,160        $  651,206          4.11%          --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.29               --                --            --        6.40 %
         Highest contract charge 1.90% Class B             $12.58               --                --            --        4.92 %
         All contract charges                                  --           32,262        $  445,001          2.96%         --

                                     FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B       $13.43               --               --           --           29.22%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           27.38%
         All contract charges                           --           35,009         $457,905         1.62%             --
  2008   Lowest contract charge 0.50% Class B       $10.39               --               --           --          (47.47)%
         Highest contract charge 1.90% Class B      $ 9.41               --               --           --          (48.21)%
         All contract charges                           --           34,884         $355,985         1.57%             --
  2007   Lowest contract charge 0.50% Class B       $19.78               --               --           --           11.88%
         Highest contract charge 1.90% Class B      $18.17               --               --           --           10.25%
         All contract charges                           --           34,725         $680,288         0.73%             --
  2006   Lowest contract charge 0.50% Class B       $17.68               --               --           --           24.69%
         Highest contract charge 1.90% Class B      $16.48               --               --           --           22.94%
         All contract charges                           --           32,231         $568,482         2.23%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $11.84               --               --           --           10.97%
         Highest contract charge 1.90% Class B      $10.42               --               --           --            9.45%
         All contract charges                           --           12,797         $145,347         0.28%             --
  2009   Lowest contract charge 0.50% Class B       $10.67               --               --           --           31.84%
         Highest contract charge 1.90% Class B      $ 9.52               --               --           --           29.91%
         All contract charges                           --           12,893         $132,944         1.49%             --
  2008   Lowest contract charge 0.50% Class B       $ 8.09               --               --           --          (39.85)%
         Highest contract charge 1.90% Class B      $ 7.33               --               --           --          (40.65)%
         All contract charges                           --           12,279         $ 96,551         0.52%             --
  2007   Lowest contract charge 0.50% Class B       $13.45               --               --           --            4.51%
         Highest contract charge 1.90% Class B      $12.35               --               --           --            3.00%
         All contract charges                                        13,471         $177,274         0.41%             --
  2006   Lowest contract charge 0.50% Class B       $12.87               --               --           --           13.01%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           11.43%
         All contract charges                           --           13,690         $173,297         0.60%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $13.24               --               --           --           12.59%
         Highest contract charge 1.90% Class B      $11.65               --               --           --           10.95%
         All contract charges                           --           30,723         $390,159         0.87%             --
  2009   Lowest contract charge 0.50% Class B       $11.76               --               --           --           22.21%
         Highest contract charge 1.90% Class B      $10.50               --               --           --           20.51%
         All contract charges                           --           33,976         $386,795         1.82%             --
  2008   Lowest contract charge 0.50% Class B       $ 9.62               --               --           --          (37.73)%
         Highest contract charge 1.90% Class B      $ 8.71               --               --           --          (38.62)%
         All contract charges                           --           37,613         $353,373         1.40%             --
  2007   Lowest contract charge 0.50% Class B       $15.45               --               --           --            3.07%
         Highest contract charge 1.90% Class B      $14.19               --               --           --            1.65%
         All contract charges                                        38,402         $583,473         1.08%             --
  2006   Lowest contract charge 0.50% Class B       $14.99               --               --           --           18.73%
         Highest contract charge 1.90% Class B      $13.96               --               --           --           17.06%
         All contract charges                           --           39,025         $577,966         2.82%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $12.70               --               --           --           26.24%
         Highest contract charge 1.90% Class B      $11.18               --               --           --           24.50%
         All contract charges                           --           27,305         $351,919         0.00%             --
  2009   Lowest contract charge 0.50% Class B       $10.06               --               --           --           41.09%
         Highest contract charge 1.90% Class B      $ 8.98               --               --           --           39.02%
         All contract charges                           --           28,991         $297,480           --              --

                                     FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B       $ 7.13               --               --          --           (43.86)%
         Highest contract charge 1.90% Class B      $ 6.46               --               --          --           (44.64)%
         All contract charges                           --           29,642         $216,713          --               --
  2007   Lowest contract charge 0.50% Class B       $12.70               --               --          --            11.31%
         Highest contract charge 1.90% Class B      $11.67               --               --          --             9.78%
         All contract charges                                        31,721         $414,209          --               --
  2006   Lowest contract charge 0.50% Class B       $11.41               --               --          --             9.07%
         Highest contract charge 1.90% Class B      $10.63               --               --          --             7.54%
         All contract charges                           --           35,038         $410,676        0.51%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $16.46               --               --          --            24.32%
         Highest contract charge 1.90% Class B      $14.49               --               --          --            22.59%
         All contract charges                           --           26,265         $412,452        0.77%              --
  2009   Lowest contract charge 0.50% Class B       $13.24               --               --          --            43.65%
         Highest contract charge 1.90% Class B      $11.82               --               --          --            41.61%
         All contract charges                           --           26,843         $341,724        3.10%              --
  2008   Lowest contract charge 0.50% Class B       $ 9.22               --               --          --           (36.28)%
         Highest contract charge 1.90% Class B      $ 8.35               --               --          --           (37.17)%
         All contract charges                           --           26,245         $234,379        0.46%              --
  2007   Lowest contract charge 0.50% Class B       $14.47               --               --          --            (0.41)%
         Highest contract charge 1.90% Class B      $13.29               --               --          --            (1.85)%
         All contract charges                           --           27,826         $392,988        0.00%              --
  2006   Lowest contract charge 0.50% Class B       $14.53               --               --          --            14.16%
         Highest contract charge 1.90% Class B      $13.54               --               --          --            12.56%
         All contract charges                           --           30,733         $438,437        1.72%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $34.87               --               --          --             6.12%
         Highest contract charge 1.90% Class B      $24.82               --               --          --             4.64%
         All contract charges                           --           39,770         $619,466        2.62%              --
  2009   Lowest contract charge 0.50% Class B       $32.86               --               --          --             9.11%
         Highest contract charge 1.90% Class B      $23.72               --               --          --             7.55%
         All contract charges                           --           38,177         $578,492        4.60%              --
  2008   Lowest contract charge 0.50% Class B       $30.12               --               --          --           (23.90)%
         Highest contract charge 1.90% Class B      $22.06               --               --          --           (24.94)%
         All contract charges                           --           36,664         $531,727        8.68%              --
  2007   Lowest contract charge 0.50% Class B       $39.58               --               --          --             2.62%
         Highest contract charge 1.90% Class B      $29.39               --               --          --             1.17%
         All contract charges                           --           45,225         $879,446        7.17%              --
  2006   Lowest contract charge 0.50% Class B       $38.57               --               --          --             9.38%
         Highest contract charge 1.90% Class B      $29.05               --               --          --             7.85%
         All contract charges                           --           46,730         $935,762        6.95%              --
MULTIMANAGER SMALL CAP GROWTH (d)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $ 9.52               --               --          --            26.93%
         Highest contract charge 1.90% Class B      $ 8.02               --               --          --            25.12%
         All contract charges                           --           31,439         $238,081        0.00%              --
  2009   Lowest contract charge 0.50% Class B       $ 7.50               --               --          --            33.85%
         Highest contract charge 1.90% Class B      $ 6.41               --               --          --            32.08%
         All contract charges                           --           32,920         $199,904          --               --
  2008   Lowest contract charge 0.50% Class B       $ 5.60               --               --          --           (42.39)%
         Highest contract charge 1.90% Class B      $ 4.85               --               --          --           (43.27)%
         All contract charges                           --           28,780         $135,528          --               --

                                     FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


 Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
MULTIMANAGER SMALL CAP GROWTH (d) (CONTINUED)
---------------------------------------------
  2007   Lowest contract charge 0.50% Class B                $ 9.72               --              --           --           3.18%
         Highest contract charge 1.90% Class B               $ 8.55               --              --           --           1.79%
         All contract charges                                                 28,681        $242,159           --             --
  2006   Lowest contract charge 0.50% Class B                $ 9.42               --              --           --           9.66%
         Highest contract charge 1.90% Class B               $ 8.40               --              --           --           8.12%
         All contract charges                                    --           17,157        $147,393         1.40%            --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $18.36               --              --           --          23.89%
         Highest contract charge 1.90% Class B               $15.27               --              --           --          22.16%
         All contract charges                                    --           32,868        $463,526         0.15%            --
  2009   Lowest contract charge 0.50% Class B                $14.82               --              --           --          25.82%
         Highest contract charge 1.90% Class B               $12.50               --              --           --          24.04%
         All contract charges                                    --           36,368        $418,772         1.03%            --
  2008   Lowest contract charge 0.50% Class B                $11.78               --              --           --         (38.20)%
         Highest contract charge 1.90% Class B               $10.08               --              --           --         (39.06)%
         All contract charges                                    --           39,759        $368,923         0.24%            --
  2007   Lowest contract charge 0.50% Class B                $19.06               --              --           --         (10.31)%
         Highest contract charge 1.90% Class B               $16.54               --              --           --         (11.55)%
         All contract charges                                    --           47,546        $723,958         0.29%            --
  2006   Lowest contract charge 0.50% Class B                $21.25               --              --           --          15.53%
         Highest contract charge 1.90% Class B               $18.70               --              --           --          13.91%
         All contract charges                                    --           57,348        $992,117         5.49%            --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $12.65               --              --           --          17.13%
         Highest contract charge 1.90% Class B               $11.14               --              --           --          15.56%
         All contract charges                                    --           32,400        $410,547         0.00%            --
  2009   Lowest contract charge 0.50% Class B                $10.80               --              --           --          57.69%
         Highest contract charge 1.90% Class B               $ 9.64               --              --           --          55.54%
         All contract charges                                    --           33,513        $364,955           --             --
  2008   Lowest contract charge 0.50% Class B                $ 6.85               --              --           --         (47.35)%
         Highest contract charge 1.90% Class B               $ 6.20               --              --           --         (48.12)%
         All contract charges                                    --           27,756        $192,697           --             --
  2007   Lowest contract charge 0.50% Class B                $13.01               --              --           --          17.63%
         Highest contract charge 1.90% Class B               $11.95               --              --           --          15.91%
         All contract charges                                    --           28,291        $373,990           --             --
  2006   Lowest contract charge 0.50% Class B                $11.06               --              --           --           6.76%
         Highest contract charge 1.90% Class B               $10.31               --              --           --           5.26%
         All contract charges                                    --           24,173        $271,064           --             --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.74               --              --           --          10.84%
         Highest contract charge 1.70% Class 2 (u)           $10.70               --              --           --          10.42%
         All contract charges                                    --              146        $  1,562         1.66%            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class          $12.96               --              --           --          22.61%
          (r) (s)
         Highest contract charge 1.70% Advisor Class         $12.90               --              --           --          22.04%
          (r) (s)
         All contract charges                                    --              316        $  4,086        16.49%            --

                                     FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $11.11             --                --            --         10.55%
         Highest contract charge 1.70% Advisor Class (r)     $11.06             --                --            --         10.16%
         All contract charges                                    --            472           $ 5,238          4.65%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $10.05             --                --            --         (0.50)%
         Highest contract charge 1.70% Advisor Class (r)     $10.04             --                --            --         (0.50)%
         All contract charges                                    --             10           $    96          0.38%           --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61%
         Highest contract charge 1.70% Advisor Class (r)     $10.59             --                --            --          6.22%
         All contract charges                                    --            940           $ 9,982          3.10%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.40)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.97             --                --            --         (0.40)%
         All contract charges                                    --              7           $    71            --            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61 %
         Highest contract charge 1.70% Advisor Class (r)     $10.60             --                --            --          6.21 %
         All contract charges                                    --          2,268           $24,095          8.03%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.60)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.98             --                --            --         (0.60)%
         All contract charges                                    --              8           $    78            --            --
PROFUND VP BEAR
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $ 7.84             --                --            --        (18.92)%
         Highest contract charge 1.70% Common Shares (r)     $ 7.81             --                --            --        (19.15)%
         All contract charges                                    --             55           $   424          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $ 9.67             --                --            --         (0.31)%
         Highest contract charge 1.70% Common Shares (r)     $ 9.66             --                --            --         (0.41)%
         All contract charges                                    --              1           $    11            --            --
PROFUND VP BIOTECHNOLOGY
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $10.47             --                --            --          3.77%
         Highest contract charge 1.70% Common Shares (r)     $10.42             --                --            --          3.37%
         All contract charges                                    --             71           $   742          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $10.09             --                --            --          0.20%
         Highest contract charge 1.70% Common Shares (r)     $10.08             --                --            --          0.10%
         All contract charges                                    --             --           $     4            --            --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)       $11.99             --                --            --         13.87%
         Highest contract charge 1.70% Class II (r) (s)      $11.93             --                --            --         13.30%
         All contract charges                                    --            153           $ 1,827          0.00%           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.95             --                --            --         16.02%
         Highest contract charge 1.70% Class 2 (r)           $11.90             --                --            --         15.65%
         All contract charges                                    --            280           $ 3,345          1.35%           --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.30             --                --            --          1.58%
         Highest contract charge 1.70% Class 2 (r)           $10.29             --                --            --          1.58%
         All contract charges                                    --              2           $    28            --            --

                                     FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
TEMPLETON FOREIGN SECURITIES FUND
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r) (s)        $10.79              --                --           --          7.04%
         Highest contract charge 1.70% Class 2 (r) (s)       $10.74              --                --           --          6.65%
         All contract charges                                    --             264           $ 2,838         1.29%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.35              --                --           --         12.94%
         Highest contract charge 1.70% Class 2 (r)           $11.30              --                --           --         12.44%
         All contract charges                                    --           1,492           $16,914         0.97%          --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.05              --                --           --          0.20%
         Highest contract charge 1.70% Class 2 (r)           $10.05              --                --           --          0.20%
         All contract charges                                    --               3           $    27           --           --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.30              --                --           --          7.85%
         Highest contract charge 1.70% Class 2 (u)           $10.26              --                --           --          7.43%
         All contract charges                                    --              60           $   619         1.23%           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class S Shares (r)     $13.08              --                --           --         26.99%
         Highest contract charge 1.70% Class S Shares (r)    $13.02              --                --           --         26.41%
         All contract charges                                    --             588           $ 7,685         0.01%           --
  2009   Lowest contract charge 1.30% Class S Shares (r)     $10.30              --                --           --          1.88%
         Highest contract charge 1.70% Class S Shares (r)    $10.30              --                --           --          1.88%
         All contract charges                                    --               1           $    10           --            --

----------
(a) Units were made available for sale on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(f) Units were made available for sale on May 29, 2007.
(g) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(h) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(i) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(j) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(k) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(l) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(m) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(n) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(o) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(p) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(q) Units were made available for sale on June 08, 2009.
(r) Units were made available for sale on December 14, 2009.
(s) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(t) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
(u) Units were made available for sale on January 25, 2010.
(v) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

* Expenses as an annual percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-156

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

Accumulator(R) Elite(SM)

A combination variable and fixed deferred annuity contract


PROSPECTUS MAY 1, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R) ELITE(SM)?

Accumulator(R) Elite(SM) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options or the account for special dollar cost averaging "investment options").


This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you at any time, including after you purchase the contract.



--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)           o EQ/Large Cap Growth PLUS
o AXA Conservative Allocation(1)         o EQ/Large Cap Value Index
o AXA Conservative-Plus Allocation(1)    o EQ/Large Cap Value PLUS
o AXA Moderate Allocation(1)             o EQ/Lord Abbett Growth and Income (2)
o AXA Moderate-Plus Allocation(1)        o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Small Cap         o EQ/MFS International Growth(3)
  Growth                                 o EQ/Mid Cap Index
o EQ/AXA Franklin Small Cap Value Core   o EQ/Mid Cap Value PLUS
o EQ/BlackRock Basic Value Equity        o EQ/Money Market
o EQ/Boston Advisors Equity Income       o EQ/Montag & Caldwell Growth
o EQ/Calvert Socially Responsible        o EQ/Morgan Stanley Mid Cap Growth
o EQ/Capital Guardian Growth(2)          o EQ/Mutual Large Cap Equity
o EQ/Capital Guardian Research           o EQ/Oppenheimer Global
o EQ/Common Stock Index                  o EQ/PIMCO Ultra Short Bond
o EQ/Core Bond Index                     o EQ/Quality Bond PLUS
o EQ/Davis New York Venture              o EQ/Small Company Index
o EQ/Equity 500 Index                    o EQ/T. Rowe Price Growth Stock
o EQ/Equity Growth PLUS                  o EQ/Templeton Global Equity
o EQ/Franklin Core Balanced              o EQ/UBS Growth and Income
o EQ/Franklin Templeton Allocation       o EQ/Van Kampen Comstock
o EQ/GAMCO Mergers and Acquisitions      o EQ/Wells Fargo Omega Growth(3)
o EQ/GAMCO Small Company Value           o Multimanager Aggressive Equity
o EQ/Global Bond PLUS                    o Multimanager Core Bond
o EQ/Global Multi-Sector Equity          o Multimanager International Equity
o EQ/Intermediate Government Bond        o Multimanager Large Cap Core Equity
  Index                                  o Multimanager Large Cap Value
o EQ/International Core PLUS             o Multimanager Mid Cap Growth
o EQ/International Equity Index(3)       o Multimanager Mid Cap Value
o EQ/International Value PLUS            o Multimanager Multi-Sector Bond
o EQ/JPMorgan Value Opportunities        o Multimanager Small Cap Growth
o EQ/Large Cap Core PLUS                 o Multimanager Small Cap Value
o EQ/Large Cap Growth Index              o Multimanager Technology



(1)  The "AXA Allocation" portfolios.

(2) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus regarding the proposed merger of this variable investment option on or about May 20, 2011.

(3) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.


You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity option and the account for special dollar cost averaging, which are discussed later in this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                     e13508/Elite '02/'04 Series
                                                                        (R-4/15)

TYPES OF CONTRACTS.  Contracts were offered for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

A contribution of at least $10,000 was required to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. This contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix IX later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

                                                     CONTENTS OF THIS PROSPECTUS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Not all of the features listed are available under all contracts or in all states.)
--------------------------------------------------------------------------------

Index of key words and phrases                                                4


Who is AXA Equitable?                                                         6
How to reach us                                                               7
Accumulator(R) Elite(SM) at a glance -- key features                          9


--------------------------------------------------------------------------------
FEE TABLE                                                                    13
--------------------------------------------------------------------------------
Example                                                                      15
Condensed financial information                                              15


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                            16
--------------------------------------------------------------------------------
How you can contribute to your contract                                      16
Owner and annuitant requirements                                             20
How you can make your contributions                                          20
What are your investment options under the contract?                         20
Portfolios of the Trusts                                                     21
Allocating your contributions                                                28
Guaranteed minimum death benefit and Guaranteed minimum income benefit base  31
Annuity purchase factors                                                     32
Guaranteed minimum income benefit option                                     32
Guaranteed minimum death benefit                                             35
Principal Protector(SM)                                                      36
Inherited IRA beneficiary continuation contract                              39
Your right to cancel within a certain number of days                         40


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                         41
--------------------------------------------------------------------------------
Your account value and cash value                                            41
Your contract's value in the variable investment options                     41
Your contract's value in the guaranteed
   interest option                                                           41
Your contract's value in the fixed maturity options                          41
Your contract's value in the account for special dollar cost averaging       41
Insufficient account value                                                   41



----------------------------
"We,""our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  CONTENTS OF THIS PROSPECTUS  2

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          43
--------------------------------------------------------------------------------
Transferring your account value                                              43


Our administrative procedures for calculating your Roll-Up benefit base
following a transfer                                                         43
Disruptive transfer activity                                                 44


Rebalancing your account value                                               45


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                      46
--------------------------------------------------------------------------------
Withdrawing your account value                                               46
How withdrawals are taken from your account value                            47
How withdrawals (and transfers out of the Special 10 year
  fixed maturity option) affect your Guaranteed minimum
  income benefit, Guaranteed minimum death benefit and
  Guaranteed principal benefit option 2                                      48
How withdrawals affect Principal Protector(SM)                               48
Withdrawals treated as surrenders                                            48
Loans under Rollover TSA contracts                                           49
Surrendering your contract to receive its cash value                         49
When to expect payments                                                      49
Your annuity payout options                                                  50


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                      53
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                           53
Charges that the Trusts deduct                                               57
Group or sponsored arrangements                                              57
Other distribution arrangements                                              57


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                  58
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                      58
How death benefit payment is made                                            59
Beneficiary continuation option                                              60


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                           64
--------------------------------------------------------------------------------
Overview                                                                     64
Contracts that fund a retirement arrangement                                 64


Transfers among investment options                                           64


Taxation of nonqualified annuities                                           64
Individual retirement arrangements (IRAs)                                    66
Traditional individual retirement annuities (traditional IRAs)               67
Roth individual retirement annuities (Roth IRAs)                             71
Federal and state income tax withholding and information reporting           73
Special rules for contracts funding qualified plans                          74
Impact of taxes to AXA Equitable                                             74


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                          75
--------------------------------------------------------------------------------
About Separate Account No. 49                                                75
About the Trusts                                                             75
About our fixed maturity options                                             75
About the general account                                                    76
About other methods of payment                                               77
Dates and prices at which contract
   events occur                                                              77
About your voting rights                                                     78
Statutory compliance                                                         78
About legal proceedings                                                      78
Financial statements                                                         78
Transfers of ownership, collateral assignments, loans and borrowing          78
How divorce may affect your guaranteed benefits                              79
Distribution of the contracts                                                79


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                           82
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
     I --   Condensed financial information                                 I-1
    II --   Purchase considerations for QP contracts                       II-1
   III --   Market value adjustment example                               III-1
    IV --   Enhanced death benefit example                                 IV-1
     V --   Hypothetical illustrations                                      V-1
    VI --   Guaranteed principal benefit example                           VI-1
   VII --   Protection Plus(SM) example                                   VII-1
  VIII --   State contract availability and/or variations of             VIII-1
            certain features and benefits
    IX --   Contract variations                                            IX-1
     X --   Tax-sheltered annuity contracts (TSAs)                          X-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------


3  CONTENTS OF THIS PROSPECTUS

Index of key words and phrases




--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.

                                                                          PAGE

6% Roll-Up to age 85 enhanced death benefit                                 31
account value                                                               41
administrative charge                                                       53
annual administrative charge                                                53
Annual Ratchet to age 85 enhanced death benefit                             31
annuitant                                                                   16
annuitization                                                               50
annuity maturity date                                                       52
annuity payout options                                                      50
annuity purchase factors                                                    32
automatic investment program                                                77
beneficiary                                                                 58
Beneficiary continuation option ("BCO")                                     60
business day                                                                77
cash value                                                                  41
charges for state premium and other applicable taxes                        56
contract date                                                               20
contract date anniversary                                                   20
contract year                                                                0
contributions to Roth IRAs                                                  71
     regular contributions                                                  71
     rollovers and direct transfers                                         71
     conversion contributions                                               72
contributions to traditional IRAs                                           67
     regular contributions                                                  67
     rollovers and direct transfers                                         67
disability, terminal illness or confinement to nursing home                 54
disruptive transfer activity                                                44
distribution charge                                                         53
ERISA                                                                       57
fixed-dollar option                                                         30
fixed maturity options                                                      27
free look                                                                   40
free withdrawal amount                                                      54
general account                                                             76
general dollar cost averaging                                               30
guaranteed interest option                                                  27
Guaranteed minimum death benefit                                            35
Guaranteed minimum death benefit charge                                     55
Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                            31
Guaranteed minimum death benefit/guaranteed
     minimum income benefit roll-up benefit base reset option               32
Guaranteed minimum income benefit                                           32
Guaranteed minimum income benefit charge                                    55
Guaranteed minimum income benefit "no lapse guarantee"                      33
Guaranteed principal benefits                                               28
Inherited IRA                                                            cover
investment options                                                       cover
Investment simplifier                                                       30
IRA                                                                      cover
IRS                                                                         64
lifetime required minimum distribution withdrawals                          47
loan reserve account                                                        49
loans under rollover TSA                                                    49
market adjusted amount                                                      27
market timing                                                               44
market value adjustment                                                     27
maturity dates                                                              27
maturity value                                                              27
Mortality and expense risks charge                                          53
NQ                                                                       cover
Online Account Access                                                        7
Optional step up charge                                                     56
partial withdrawals                                                         46
Portfolio                                                                cover
Principal assurance                                                         29
Principal Protector(SM)                                                     36
Principal Protector(SM) charge                                              56
processing office                                                            7
Protection Plus(SM)                                                         35
Protection Plus(SM) charge                                                  56
QP                                                                       cover
rate to maturity                                                            27
Rebalancing                                                                 45
Rollover IRA                                                             cover
Rollover TSA                                                             cover
Roth Conversion IRA                                                      cover
Roth IRA                                                                 cover
SAI                                                                      cover
SEC                                                                      cover
self-directed allocation                                                    28
Separate Account No. 49                                                     75
special dollar cost averaging                                               30
Spousal protection                                                          60
standard death benefit                                                      31
substantially equal withdrawals                                             47
Successor owner and annuitant                                               59
systematic withdrawals                                                      46
TOPS                                                                         7
TSA                                                                      cover
traditional IRA                                                          cover
Trusts                                                                      75
unit                                                                        41
variable investment options                                                 20
wire transmittals and electronic applications                               77
withdrawal charge                                                           54

                                               INDEX OF KEY WORDS AND PHRASES  4

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract. Also, depending on when you purchased your contract, some of these may not apply to you or may be named differently under your contract. Your financial professional can provide further explanation about your contract or supplemental materials.


---------------------------------------------------------------------------------------------------------------------------
PROSPECTUS                               CONTRACT OR SUPPLEMENTAL MATERIALS
---------------------------------------------------------------------------------------------------------------------------
     fixed maturity options              Guarantee Periods (Guaranteed Fixed Interest Accounts in supplemental materials)

     variable investment options         Investment Funds

     account value                       Annuity Account Value

     rate to maturity                    Guaranteed Rates

     unit                                Accumulation Unit

     Guaranteed minimum death benefit    Guaranteed death benefit

     Guaranteed minimum income benefit   Guaranteed Income Benefit or Living Benefit

     guaranteed interest option          Guaranteed Interest Account

     Principal Protector(SM)             Guaranteed withdrawal benefit

     GWB benefit base                    Principal Protector(SM) benefit base

     GWB Annual withdrawal amount        Principal Protector(SM) Annual withdrawal amount

     GWB Annual withdrawal option        Principal Protector(SM) Annual withdrawal option

     GWB Excess withdrawal               Principal Protector(SM) Excess withdrawal
---------------------------------------------------------------------------------------------------------------------------


5 INDEX OF KEY WORDS AND PHRASES

                                               Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        WHO IS AXA EQUITABLE?  6

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options (not available through Online Account Access);

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o   elect to receive certain statements electronically;

o enroll in, modify or cancel a rebalancing program (through Online Account Access only);

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of any transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern time.


7  WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)  authorization for telephone transfers by your financial professional;


(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)  spousal consent for loans under Rollover TSA contracts;

(6)  requests for withdrawals or surrenders from Rollover TSA contracts;


(7)  tax withholding elections (see withdrawal request form);


(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;

(10) Section 1035 exchanges;

(11) direct transfers and rollovers;

(12) exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base (for certain contracts with both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);


(14) requests to step up your Guaranteed withdrawal benefit ("GWB") benefit base, if applicable, under the Optional step up provision;

(15) requests to terminate or reinstate your GWB, if applicable, under the Beneficiary continuation option, if applicable;

(16) death claims;

(17) purchase by, or change of ownership to, a non-natural person;


(18) change in ownership (NQ only, if available under your contract);



(19) enrollment in our "automatic required minimum distribution (RMD) service"; and

(20) requests for withdrawals (starting on or about August 8, 2011).



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;


(2)  contract surrender;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4)  special dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)  special dollar cost averaging;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


                                                        WHO IS AXA EQUITABLE?  8

Accumulator(R) Elite(SM) at a glance -- key features

--------------------------------------------------------------------------------
(Not all of the features listed are available under all contracts or in all states.)
--------------------------------------------------------------------------------


PROFESSIONAL INVESTMENT      Accumulator(R) Elite(SM)'s variable investment options invest in different Portfolios managed by
MANAGEMENT                   professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS       o   Fixed maturity options with maturities ranging from approximately 1 to 10 years (subject to availability).
                             o   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             o   Special 10 year fixed maturity option (available under Guaranteed principal benefit option 2 only).
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST          o   Principal and interest guarantees.
OPTION
                             o   Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT FOR SPECIAL DOLLAR   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
COST AVERAGING
------------------------------------------------------------------------------------------------------------------------------------
TAX CONSIDERATIONS           o   No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

                             o   No tax on transfers among investment options inside the contract.

                             You should be aware that annuity contracts that were purchased as an Individual Retirement Annuity
                             (IRA) or Tax Sheltered Annuity (TSA) or to fund an employer retirement plan (QP or Qualified Plan) do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before you purchased your contract, you should have considered its features and benefits beyond tax deferral, as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement, to determine whether it would meet your needs and goals. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions
                             ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM           The Guaranteed minimum income benefit provides income protection for you during the annuitant's life
INCOME BENEFIT               once you elect to annuitize the contract.
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL PROTECTOR(SM)      Principal Protector(SM) is our optional Guaranteed withdrawal benefit ("GWB"), which provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed a specified amount. This feature may not have been available under your contract.
------------------------------------------------------------------------------------------------------------------------------------



9 ACCUMULATOR(R) ELITE(SM) AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS     o   Initial minimum:      $10,000
                         o   Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                   $100 monthly and $300 quarterly under our automatic investment program (NQ contracts)
                                                   $1,000 (Inherited IRA contracts)
                                                   $50 (IRA contracts)
                         -----------------------------------------------------------------------------------------------------------
                         o   Maximum contribution limitations apply to all contracts. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
                         -----------------------------------------------------------------------------------------------------------
                         In general, contributions are limited to $1.5 million ($500,000 for certain owners or annuitants who are age 81 and older at contract issue). Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this
                         Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY     o   Partial withdrawals
                         o   Several withdrawal options on a periodic basis
                         o   Loans under Rollover TSA contracts (employer or plan approval required)
                         o   Contract surrender
                         o   You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS           o   Fixed annuity payout options
                         o   Variable Immediate Annuity payout options (described in a separate prospectus for that option)
                         o   Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES(1)   o   Guaranteed minimum death benefit options
                         o   Guaranteed principal benefit options (including Principal assurance)
                         o   Dollar cost averaging
                         o   Automatic investment program
                         o   Account value rebalancing (quarterly, semi-annually, and annually)
                         o   Free transfers
                         o   Waiver of withdrawal charge for disability, terminal illness, confinement to a nursing home and certain other withdrawals
                         o   Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
                         o   Spousal protection (not available under certain contracts)
                         o   Successor owner/annuitant
                         o   Beneficiary continuation option
                         o   Guaranteed minimum income benefit no lapse guarantee (available under contracts with applications that were signed and submitted on or after January 1, 2005 subject to state availability)
                         o   Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset (avail-
                             able under contracts with applications that were signed and submitted on or after October 1, 2005 subject to state availability)

(1)   Not all features are available under all contracts. Please see Appendix IX later in this Prospectus for more information.
------------------------------------------------------------------------------------------------------------------------------------


                         ACCUMULATOR(R) ELITE(SM) AT A GLANCE -- KEY FEATURES 10

------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES(1)      o   Daily charges on amounts invested in the variable investment options for mortality and expense risks, administrative charges, and distribution charges at an annual rate of 1.65%.

                         o   The charges for the Guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Guaranteed minimum death benefit and
                             Guaranteed minimum income benefit base" in "Contract features and benefits" later in this Prospectus.

                         o   An annual charge of 0.65% of the applicable benefit base charge for the optional Guaranteed minimum income benefit until you exercise the benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The benefit base is described under "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in
                             "Contract features and benefits" later in this Prospectus.

                         o   An annual charge for the optional Guaranteed principal benefit option 2 (if available) deducted on the first ten contract date anniversaries equal to 0.50% of the account value.

                         o   If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value on the contract date anniversary is $50,000 or more, we will not deduct the charge.

                         o   An annual charge of 0.35% of your account value for the Protection Plus(SM) optional death benefit.

                         o   An annual charge of 0.35% of your account value for the 5% GWB Annual withdrawal option (if avail-
                             able) or 0.50% of your account value for the 7% GWB Annual withdrawal option (if available) for the optional Principal Protector(SM) benefit. If you "step up" your GWB benefit base, we reserve the right to raise the charge up to 0.60% and 0.80%, respectively. See "Principal Protector(SM)" in "Contract features and benefits" later in this Prospectus.

                         o   No sales charge is deducted at the time you make contributions.

                         o   During the first four contract years following a contribution, a charge of up to 8% will be deducted from amounts that you withdraw that exceed 10% of your account value. We use your account value at the beginning of each contract year to calculate the 10% amount available. There is no withdrawal charge in the fifth and later contract years following a contribution. Certain exemptions may apply. Certain contracts may provide for a higher free withdrawal amount. See Appendix IX later in this Prospectus for contract variations.

                         -----------------------------------------------------------------------------------------------------------
                         The "contract date" is the effective date of a contract. This usually is the business day we received the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date appears in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your
                         "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
                         April 30.
                         -----------------------------------------------------------------------------------------------------------
                         o   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                         o   We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                         o   Annual expenses of the Trusts' Portfolios are calculated as a percentage of the average daily net assets invested in each Portfolio. Please see "Fee table" later in this Prospectus for details.

(1) The fees and charges shown in this section are the maximum charges a contract owner will pay. Please see your contract and/or
    Appendix IX later in this Prospectus for the fees and charges that apply to you. Also, some of the optional benefits may not be available under your contract.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES     NQ: 0-85
                         Rollover IRA, Roth Conversion
                         IRA and Rollover TSA: 20-85
                         Inherited IRA: 0-70
                         QP: 20-75
------------------------------------------------------------------------------------------------------------------------------------



11 ACCUMULATOR(R) ELITE(SM) AT A GLANCE -- KEY FEATURES

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. PLEASE SEE APPENDIX VIII LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



                         ACCUMULATOR(R) ELITE(SM) AT A GLANCE -- KEY FEATURES 12

Fee table



--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus. The fees and charges shown in this section are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX later in this Prospectus for the fees and charges that apply under your contract.

All features listed below may not have been available at the time you purchased your contract. See Appendix IX later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (Deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(1)            8.00%

Charge if you elect a variable payout option upon annuitization (which is
described in a separate prospectus for that option)                            $ 350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)

  If your account value on a contract date anniversary is less than
  $50,000(3)                                                                   $30

  If your account value on a contract date anniversary is $50,000 or
  more                                                                         $0
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                    1.10%(4)

Administrative                                                                 0.30%

Distribution                                                                   0.25%
                                                                               -----
Total Separate account annual expenses                                         1.65%
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a per-
centage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

  Standard death benefit                                                       No Charge

  Annual Ratchet to age 85                                                     0.30% of the Annual Ratchet to age 85 benefit
                                                                               base (maximum);
                                                                               0.25% (current)

  6% Roll-Up to age 85                                                         0.45% of the 6% Roll-Up to age 85 benefit base

  Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85                  0.50% of the greater of 5% Roll-Up to age 85
                                                                               benefit base of the Annual Ratchet to age 85
                                                                               benefit base as applicable.

  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85                  0.60% of the greater of 6% Roll-Up to age 85
                                                                               benefit base or the Annual Ratchet to age 85
                                                                               benefit base, as applicable
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED PRINCIPAL BENEFIT CHARGE FOR OPTION 2 (Calculated as
a percentage of the account value. Deducted annually(2) on the first 10
contract date anniversaries.)                                                  0.50%
------------------------------------------------------------------------------------------------------------------------------------

13 FEE TABLE

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT (OR "LIVING BENEFIT")
CHARGE (Calculated as a percentage of the applicable benefit base.
Deducted annually(2) on each contract date anniversary for which the
benefit is in effect.)                                                          0.65%
------------------------------------------------------------------------------------------------------------------------------------
PROTECTION PLUS(SM) BENEFIT CHARGE (Calculated as a percentage of the account value. Deducted annually(2) on each contract date anniversary for
which the benefit is in effect.)                                                0.35%
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL PROTECTOR(SM) BENEFIT CHARGE (Calculated as a percentage of           0.35% for the 5% GWB
the account value. Deducted annually(2) on each contract date anniver-          Annual withdrawal option
sary, provided your GWB benefit base is greater than zero.)
                                                                                0.50% for the 7% GWB
                                                                                Annual withdrawal option

If you "step up" your GWB benefit base, we reserve the right to                 0.60% for the 5% GWB
increase your charge up to:                                                     Annual withdrawal option
                                                                                0.80% for the 7% GWB
                                                                                Annual withdrawal option

Please see "Principal Protector(SM)" in "Contract features and benefits" for more information about this feature, including its benefit base and the optional step up provision, and "Principal Protector(SM) charge" in "Charges and expenses," both later in this
Prospectus, for more information about when the charge applies.
------------------------------------------------------------------------------------------------------------------------------------
NET LOAN INTEREST CHARGE - ROLLOVER TSA CONTRACTS ONLY (Calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                         2.00%(5)
------------------------------------------------------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are                Lowest     Highest
deducted from Portfolio assets including management fees, 12b-1 fees,                ------     -------
service fees, and/or other expenses)(6)                                              0.62%      1.46%

------------------------------------------------------------------------------------------------------------------------------------


(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable

    The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal or surrender your contract. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

                       Contract Year
                       -------------
                      1............................   8.00%
                      2............................   7.00%
                      3............................   6.00%
                      4............................   5.00%
                      5+...........................   0.00%


(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply for any optional benefit charges under your contract. See Appendix IX later in this Prospectus for more information. For Principal Protector(SM) only (if available), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector(SM), the pro rata deduction for the Principal Protector(SM) charge is waived.


(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, if applicable, the charge is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and the EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.


                                                                    FEE TABLE 14

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2010, which results in an estimated administrative charge of 0.008% of contract value.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



------------------------------------------------------------------------------------------------------------------------------------
                                                                                             IF YOU ANNUITIZE AT THE END OF THE
                                                                                            APPLICABLE TIME PERIOD, AND SELECT A
                                               IF YOU SURRENDER YOUR CONTRACT AT THE      NON-LIFE CONTINGENT PERIOD CERTAIN ANNUITY
                                                END OF THE APPLICABLE TIME PERIOD             OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                              1 year    3 years   5 years   10 years       1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of    $1,297    $2,114    $2,566    $5,354           N/A    $2,114    $2,566    $5,354
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of    $1,208    $1,857    $2,150    $4,596           N/A    $1,857    $2,150    $4,596
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                                               IF YOU DO NOT SURRENDER YOUR CONTRACT
                                              AT THE END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------
                                               1 year   3 years   5 years   10 years
----------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of     $497     $1,514    $2,566    $5,354
     any of the Portfolios
----------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of     $408     $1,257    $2,150    $4,596
     any of the Portfolios
----------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2010.



15 FEE TABLE

1. CONTRACT FEATURES AND BENEFITS


--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

You may currently make additional contributions of: (i) at least $500 each for NQ, QP and Rollover TSA contracts; (ii) $50 each for Rollover IRA and Roth conversion IRA contracts; and (iii) $1,000 for Inherited IRA contracts, subject to limitations noted below. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. In some states, our rules may vary. All ages in the table refer to the age of the annuitant named in the contract. Initial contribution amounts are provided for informational purposes only. The contract is no longer available to new purchasers.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VIII later in this Prospectus.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
            AVAILABLE
CONTRACT    FOR ANNUITANT   MINIMUM
TYPE        ISSUE AGES      CONTRIBUTIONS              SOURCE OF CONTRIBUTIONS          LIMITATIONS ON CONTRIBUTIONS(1)
---------------------------------------------------------------------------------------------------------------------------
NQ          0 through 85    o $10,000 (initial).       o   After-tax money.             o   No additional contribu-
                                                                                            tions after attainment of
                            o $500 (additional)        o   Paid to us by check or           age 87.(2)
                                                           transfer of contract value
                            o $100 monthly and $300        in a tax-deferred
                            quarterly under our            exchange under Section
                            automatic investment           1035 of the Internal
                            program (additional)           Revenue Code.
---------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 16

---------------------------------------------------------------------------------------------------------------------------
               AVAILABLE
CONTRACT       FOR ANNUITANT   MINIMUM
TYPE           ISSUE AGES      CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS(1)
---------------------------------------------------------------------------------------------------------------------------
Rollover IRA   20 through 85   o $10,000 (initial)     o   Eligible rollover distribu-   o   No rollover or direct
                                                           tions from 403(b) plans,          transfer contributions
                               o $50 (additional)          qualified plans, and gov-         after attainment of age
                                                           ernmental employer                87.(2)
                                                           457(b) plans.
                                                                                         o   Contributions after age
                                                       o   Rollovers from another            70-1/2 must be net of
                                                           traditional individual            required minimum distri-
                                                           retirement arrangement.           butions.

                                                       o   Direct custodian-to-          o   Although we accept
                                                           custodian transfers from          regular IRA contributions
                                                           another traditional indi-         (limited to $5,000),
                                                           vidual retirement                 under the Rollover IRA
                                                           arrangement.                      contracts, we intend that
                                                                                             the contract be used
                                                       o   Regular IRA contribu-             primarily for rollover and
                                                           tions.                            direct transfer contribu-
                                                                                             tions.
                                                       o   Additional catch-up con-
                                                           tributions.                   o   Additional catch-up con-
                                                                                             tributions of up to
                                                                                             $1,000 per calendar year
                                                                                             where the owner is at
                                                                                             least age 50 but under
                                                                                             age 70-1/2 at any time
                                                                                             during the calendar year
                                                                                             for which the contribu-
                                                                                             tion is made.
---------------------------------------------------------------------------------------------------------------------------


17 CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE
CONTRACT          FOR ANNUITANT   MINIMUM
TYPE              ISSUE AGES      CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS       LIMITATIONS ON CONTRIBUTIONS(1)
---------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 85   o $10,000 (initial)     o  Rollovers from another     o  No additional rollover or
IRA                                                          Roth IRA.                     direct transfer contribu-
                                  o $50 (additional)                                       tions after attainment of
                                                          o  Rollovers from a "desig-      age 87.(2)
                                                             nated Roth contribution
                                                             account" under speci-      o  Conversion rollovers
                                                             fied retirement plans.        after age 70-1/2 must be
                                                                                           net of required minimum
                                                          o  Conversion rollovers          distributions for the tra-
                                                             from a traditional IRA or     ditional IRA or other
                                                             other eligible retirement     eligible retirement plan
                                                             plan.                         which is the source of
                                                                                           the conversion rollover.
                                                          o  Direct transfers from
                                                             another Roth IRA.          o  Although we accept
                                                                                           regular Roth IRA contri-
                                                          o  Regular Roth IRA contri-      butions (limited to
                                                             butions.                      $5,000) under the Roth
                                                                                           IRA contracts, we intend
                                                          o  Additional catch-up con-      that the contract be used
                                                             tributions.                   primarily for rollover and
                                                                                           direct transfer contribu-
                                                                                           tions.

                                                                                        o  Additional catch-up con-
                                                                                           tributions of up to
                                                                                           $1,000 per calendar year
                                                                                           where the owner is at
                                                                                           least age 50 at any time
                                                                                           during the calendar year
                                                                                           for which the contribu-
                                                                                           tion is made.
---------------------------------------------------------------------------------------------------------------------------
Rollover TSA(3)   20 through 85   o $10,000 (initial)     o  With documentation of      o  No additional rollover or
                                                             employer or plan              direct transfer contribu-
                                  o $500 (additional)        approval, and limited to      tions after attainment of
                                                             pre-tax funds, direct         age 87.(1)
                                                             plan-to-plan transfers
                                                             from another 403(b)        o  Contributions after age
                                                             plan or contract              70-1/2 must be net of any
                                                             exchanges from another        required minimum distri-
                                                             403(b) contract under         butions.
                                                             the same plan.
                                                                                        o  We do not accept
                                                          o  With documentation of         employer-remitted con-
                                                             employer or plan              tributions.
                                                             approval, and limited to
                                                             pre-tax funds, eligible    o  We do not accept after
                                                             rollover distributions        tax contributions, includ-
                                                             from other 403(b) plans,      ing designated Roth
                                                             qualified plans, govern-      contributions.
                                                             mental employer 457(b)
                                                             plans or traditional IRAs.

See Appendix X at the end of this Prospectus for a discussion of TSA contracts.
---------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 18

------------------------------------------------------------------------------------------------------------------------------------
                      AVAILABLE
CONTRACT              FOR ANNUITANT   MINIMUM
TYPE                  ISSUE AGES      CONTRIBUTIONS            SOURCE OF CONTRIBUTIONS        LIMITATIONS ON CONTRIBUTIONS(1)
------------------------------------------------------------------------------------------------------------------------------------
QP                    20 through 75   o $10,000 (initial)      o   Only transfer contribu-    o   A separate QP contract
                                                                   tions from other               must be established for
                                      o $500 (additional)          investments within an          each plan participant.
                                                                   existing defined contri-
                                                                   bution qualified plan      o   We do not accept regu-
                                                                   trust.                         lar ongoing payroll
                                                                                                  contributions or contri-
                                                                                                  butions directly from the
                                                               o   The plan must be quali-        employer.
                                                                   fied under Section
                                                                   401(a) of the Internal     o   Only one additional
                                                                   Revenue Code.                  transfer contribution may
                                                                                                  be made during a con-
                                                               o   For 401(k) plans, trans-       tract year.
                                                                   ferred contributions may
                                                                   not include any after-tax  o   No additional transfer
                                                                   contributions, including       contributions after par-
                                                                   designated Roth contri-        ticipant's attainment of
                                                                   butions.                       age 76 or, if later, the
                                                                                                  first contract date anni-
                                                                                                  versary.

                                                                                              o   Contributions after age
                                                                                                  70-1/2 must be net of any
                                                                                                  required minimum distri-
                                                                                                  butions.

                                                                                              o   We do not accept contri-
                                                                                                  butions from defined
                                                                                                  benefit plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA         0 through 70    o $10,000 (initial)      o   Direct custodian-to-       o   Any additional contribu-
Beneficiary Con-                                                   custodian transfers of         tions must be from the
tinuation Contract                    o $1,000 (additional)        your interest as a death       same type of IRA of the
(traditional IRA or                                                beneficiary of the             same deceased owner.
Roth IRA)                                                          deceased owner's tradi-
                                                                   tional individual          o   Non-spousal beneficiary
                                                                   retirement arrangement         direct rollover contribu-
                                                                   or Roth IRA to an IRA of       tions from qualified
                                                                   the same type.                 plans, 403(b) plans and
                                                                                                  governmental employer
                                                                                                  457(b) plans may be
                                                                                                  made to an Inherited IRA
                                                                                                  contract under specified
                                                                                                  circumstances.
------------------------------------------------------------------------------------------------------------------------------------



(1) Additional contributions may not be permitted under certain conditions in your state. If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date. Please see Appendix VIII later in the Prospectus to see if additional contributions are permitted in your state.


(2) Please see Appendix IX for variations that may apply to your contract.


(3) May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Elite(SM) Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract).


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.

19 CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

If the Spousal protection feature is available under your contract and elected, the spouses must be joint owners, one of the spouses must be the annuitant and both must be named as the only primary beneficiaries. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.


Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix II later in this Prospectus for more information on QP contracts.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST. If you purchased the contract to fund a charitable remainder trust and elected either the Guaranteed minimum income benefit "GMIB") or an enhanced death benefit, you should strongly consider "splitfunding": that is, the trust holds investments in addition to this Accumulator(R) Elite(SM) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB and/or the enhanced death benefit base. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealer. Additional contributions may also be made under our automatic investment program. These methods of payment, are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions.

                                              CONTRACT FEATURES AND BENEFITS  20

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.





------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Seeks long-term capital appreciation.                      o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE            Seeks a high level of current income.                      o   AXA Equitable Funds Management Group,
 ALLOCATION                                                                                LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS       Seeks current income and growth of capital, with a         o   AXA Equitable Funds Management Group,
 ALLOCATION                 greater emphasis on current income.                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION     Seeks long-term capital appreciation and current income.   o   AXA Equitable Funds Management Group,
                                                                                           LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Seeks long-term capital appreciation and current income,   o   AXA Equitable Funds Management Group,
 ALLOCATION                 with a greater emphasis on capital appreciation.               LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE     Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY                                                                                o   AXA Equitable Funds Management Group,
                                                                                           LLC
                                                                                       o   ClearBridge Advisors, LLC
                                                                                       o   Goodman & Co. NY Ltd.
                                                                                       o   Legg Mason Capital Management, Inc.
                                                                                       o   Marsico Capital Management, LLC
                                                                                       o   T. Rowe Price Associates, Inc.
                                                                                       o   Westfield Capital Management Company,
                                                                                           L.P.
------------------------------------------------------------------------------------------------------------------------------------


21 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital         o   BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.     o   Pacific Investment Management Company
                                                                                            LLC
                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY                                                                                 o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   JPMorgan Investment Management Inc.
                                                                                        o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 CORE EQUITY                                                                            o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   Janus Capital Management, LLC
                                                                                        o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 VALUE                                                                                  o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   Institutional Capital LLC
                                                                                        o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 GROWTH                                                                                 o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Franklin Advisers, Inc.
                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Diamond Hill Capital Management, Inc.
                                                                                        o   Knightsbridge Asset Management, LLC
                                                                                        o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o   Pacific Investment Management Company
 BOND                        income and capital appreciation.                               LLC
                                                                                        o   Post Advisory Group, LLC
                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 GROWTH                                                                                     LLC
                                                                                        o   BlackRock Investment Management, LLC
                                                                                        o   Lord, Abbett & Co. LLC
                                                                                        o   Morgan Stanley Investment Management
                                                                                            Inc.
                                                                                        o   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 22

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
CLASS B SHARES                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME            OBJECTIVE                                                        APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP    Seeks long-term growth of capital.                               o   AXA Equitable Funds Management Group,
 VALUE                                                                                         LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   Franklin Advisory Services, LLC
                                                                                           o   Horizon Asset Management, Inc.
                                                                                           o   Pacific Global Investment Management
                                                                                               Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY   Seeks long-term growth of capital.                               o   AXA Equitable Funds Management Group,
                                                                                               LLC
                                                                                           o   RCM Capital Management, LLC
                                                                                           o   SSgA Funds Management, Inc.
                                                                                           o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                  OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.              o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP       Seeks to achieve long-term total return.                   o   AXA Equitable Funds Management Group,
 VALUE CORE                                                                                    LLC
                                                                                           o   BlackRock Investment Management, LLC
                                                                                           o   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and secondarily,     o   BlackRock Investment Management, LLC
 EQUITY                         income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an     o   Boston Advisors, LLC
 INCOME                         above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.           o   Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                               o   Calvert Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 (1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX           Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                                approximates the total return performance of the Russell
                                3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                                approximates the total return performance of the Barclays
                                Capital Intermediate U.S. Government/Credit Index,
                                including reinvestment of dividends, at a risk level
                                consistent with that of the Barclays Capital Intermediate
                                U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Seeks to achieve long-term growth of capital.              o   Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                                approximates the total return performance of the S&P 500
                                Index, including reinvestment of dividends, at a risk
                                level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------


23 CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES
PORTFOLIO NAME                OBJECTIVE
---------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         Seeks to achieve long-term growth of capital.
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED     Seeks to maximize income while maintaining prospects
                              for capital appreciation.
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks
 ALLOCATION                   income.
---------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.
 ACQUISITIONS
---------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.
 VALUE
---------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS           Seeks to achieve capital growth and current income.
---------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.
 EQUITY
---------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that
 BOND INDEX                   approximates the total return performance of the Barclays
                              Capital Intermediate U.S. Government Bond Index, includ-
                              ing reinvestment of dividends, at a risk level consistent
                              with that of the Barclays Capital Intermediate U.S. Gov-
                              ernment Bond Index.
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses) that
 EQUITY INDEX(2)              approximates the total return performance of a compos-
                              ite index comprised of 40% Dow Jones EURO STOXX 50
                              Index, 25% FTSE 100 Index, 25% TOPIX Index and 10%
                              S&P/ASX 200 Index, including reinvestment of dividends,
                              at a risk level consistent with that of the composite index.
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term growth of
                              income, accompanied by growth of capital.
---------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.
 OPPORTUNITIES
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                APPLICABLE)
---------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         o   AXA Equitable Funds Management Group,
                                  LLC
                              o   BlackRock Capital Management, Inc.
                              o   BlackRock Investment Management, LLC
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED     o   AXA Equitable Funds Management Group,
                                  LLC
                              o   BlackRock Investment Management, LLC
                              o   Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         o   AXA Equitable Funds Management Group,
 ALLOCATION                       LLC
---------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          o   GAMCO Asset Management, Inc.
 ACQUISITIONS
---------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        o   GAMCO Asset Management, Inc.
 VALUE
---------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS           o   AXA Equitable Funds Management Group,
                                  LLC
                              o   BlackRock Investment Management, LLC
                              o   First International Advisors, LLC
                              o   Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        o   AXA Equitable Funds Management Group,
 EQUITY                           LLC
                              o   BlackRock Investment Management, LLC
                              o   Morgan Stanley Investment Management
                                  Inc.
---------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    o   SSgA Funds Management, Inc.
 BOND INDEX
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    o   AXA Equitable Funds Management Group,
                                  LLC
                              o   BlackRock Investment Management, LLC
                              o   Hirayama Investments, LLC
                              o   Wentworth Hauser and Violich, Inc.
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              o   AllianceBernstein L.P.
 EQUITY INDEX(2)
---------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   o   AXA Equitable Funds Management Group,
                                  LLC
                              o   BlackRock Investment Management, LLC
                              o   Northern Cross, LLC
---------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             o   J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
---------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 24

---------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES
PORTFOLIO NAME               OBJECTIVE
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-
                             ondary objective to seek reasonable current income. For
                             purposes of this Portfolio, the words "reasonable current
                             income" mean moderate income.
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends, at
                             a risk level consistent with that of the Russell 1000 Value
                             Index.
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      Seeks to achieve long-term growth of capital.
---------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of
 INCOME (1)                  income without excessive fluctuation in market value.
---------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of
 CORE                        income with reasonable risk.
---------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL         Seeks to achieve capital appreciation.
 GROWTH(3)
---------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid Cap
                             400 Index.
---------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.
---------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve
                             its assets and maintain liquidity.
---------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.
 GROWTH
---------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.
 GROWTH
---------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may occa-
                             sionally be short-term, and secondarily, income.
---------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               APPLICABLE)
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       o   AXA Equitable Funds Management Group,
                                 LLC
                             o   BlackRock Investment Management, LLC
                             o   Institutional Capital LLC
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    o   AllianceBernstein L.P.
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     o   AXA Equitable Funds Management Group,
                                 LLC
                             o   BlackRock Investment Management, LLC
                             o   Marsico Capital Management, LLC
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     o   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      o   AllianceBernstein L.P.
                             o   AXA Equitable Funds Management Group,
                                 LLC
---------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    o   Lord, Abbett & Co. LLC
 INCOME (1)
---------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     o   Lord, Abbett & Co. LLC
 CORE
---------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL         o   MFS Investment Management
 GROWTH(3)
---------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             o   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        o   AXA Equitable Funds Management Group,
                                 LLC
                             o   BlackRock Investment Management, LLC
                             o   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              o   The Dreyfus Corporation
---------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         o   Montag & Caldwell, LLC
 GROWTH
---------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    o   Morgan Stanley Investment Management
 GROWTH                          Inc.
---------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   o   AXA Equitable Funds Management Group,
                                 LLC
                             o   BlackRock Investment Management, LLC
                             o   Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        o   OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------


25 CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES
PORTFOLIO NAME               OBJECTIVE
---------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    Seeks to generate a return in excess of traditional money
                             market products while maintaining an emphasis on pres-
                             ervation of capital and liquidity.
---------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         Seeks to achieve high current income consistent with
                             moderate risk to capital.
---------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
---------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and sec-
 STOCK                       ondarily, income.
---------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY   Seeks to achieve long-term capital growth.
---------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital appreciation with income as a secondary consideration.
---------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       Seeks to achieve capital growth and income.
---------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA         Seeks to achieve long-term capital growth.
 GROWTH(4)
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
CLASS IB SHARES              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               APPLICABLE)
---------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND    o   Pacific Investment Management Company,
                                 LLC
---------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         o   AllianceBernstein L.P.
                             o   AXA Equitable Funds Management Group,
                                 LLC
---------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       o   AllianceBernstein L.P.
---------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      o   T. Rowe Price Associates, Inc.
 STOCK
---------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY   o   AXA Equitable Funds Management Group,
                                 LLC
                             o   BlackRock Investment Management, LLC
                             o   Templeton Investment Counsel, LLC
---------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     o   UBS Global Asset Management (Americas)
                                 Inc.
---------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK       o   Invesco Advisers, Inc.
---------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA         o   Wells Capital Management, Inc.
 GROWTH(4)
---------------------------------------------------------------------------------------------------



(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

        ------------------------------------------------------------------
         REPLACED (CURRENT) PORTFOLIO       SURVIVING/NEW PORTFOLIO
        ------------------------------------------------------------------
        EQ/Capital Guardian Growth         EQ/Large Cap Growth PLUS
        ------------------------------------------------------------------
        EQ/Lord Abbett Growth and Income   EQ/Large Cap Value Index
        ------------------------------------------------------------------

(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.


                                               CONTRACT FEATURES AND BENEFITS 26

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges, and any optional benefit charges. See Appendix VIII later in this Prospectus for state variations.

Depending on the state where your contract was issued, your lifetime minimum rate ranges from 1.50% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.50%, 2.25%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfer from the guaranteed interest option.

FIXED MATURITY OPTIONS

We may offer fixed maturity options with maturity dates ranging from one to ten years. Also, we reserve the right to discontinue offering fixed maturity options at any time. We will not accept allocations to a fixed maturity option if, on the date the contribution or transfer is to be applied, the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. Interest is earned at a guaranteed rate we set for each fixed maturity option, based on our discretion and according to our procedures "rate to maturity"). The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VIII later in this Prospectus to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options range from one to ten years to maturity.
--------------------------------------------------------------------------------

Under the Special 10 year fixed maturity option (which is available only under contracts that offer GPB Option 2), additional contributions will have the same maturity date as your initial contribution (see "The Guaranteed Principal Benefits," below). The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We may offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you applied for an Accumulator(R) Elite(SM) contract, a 60-day rate lock-in was applied from the date the application was signed. Any contributions received and designated for a fixed maturity option during that period received the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever had been greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed below in "Allocating your contributions," would apply:

(a) transfer the maturity value into another available fixed maturity option, one or more of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2011 the next available maturity date was February 15, 2018. If no fixed maturity options are available we will transfer your maturity value to the EQ/Money Market Option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for withdrawal charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment



27  CONTRACT FEATURES AND BENEFITS
applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amounts of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you selected was shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits (at contract issue only) or dollar cost averaging. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states -- See Appendix VIII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. If you are an existing contract owner, this restriction may not apply. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


THE GUARANTEED PRINCIPAL BENEFITS (INCLUDING PRINCIPAL ASSURANCE)

We offered a guaranteed principal benefit ("GPB") with two options. See Appendix VIII later in this Prospectus for more information on state availability and Appendix IX for contract variation and/or availability of these benefits. You could only elect one of the GPBs. Neither GPB was available under Inherited IRA contracts. We did not offer either GPB when the rate to maturity for the applicable fixed maturity option was 3%. Both GPB options allow you to allocate a portion of your total contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1 (also known as Principal assurance). If you elected either GPB you could not elect the Guaranteed minimum income benefit, Principal Protector(SM), the systematic withdrawals option or the substantially equal withdrawals option. However, certain contract owners who elected GPB are not subject to these restrictions. See Appendix IX for information on what applies under your contract.

You could elect GPB Option 1 only if the annuitant was age 80 or younger when the contract was issued (after age 75, only the 7-year fixed maturity option was available). You could elect GPB Option 2 only if the annuitant was age 75 or younger when the contract was issued. If you purchased an IRA, QP or Rollover TSA contract, before you either purchased GPB Option 2 or elected GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should have considered whether your value in the variable investment options, guaranteed interest option and permissible funds outside the contract were sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus. If you elected GPB Option 2 and change ownership of the contract, GPB Option 2 will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.



                                              CONTRACT FEATURES AND BENEFITS  28

GUARANTEED PRINCIPAL BENEFIT OPTION 1 (UNDER CERTAIN CONTRACTS, THIS
FEATURE IS CALLED "PRINCIPAL ASSURANCE"). GPB Option 1 was only available at contract issue. Under GPB Option 1, you selected a fixed maturity option at the time you signed your application. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The amount of your contribution allocated to the fixed maturity option was calculated based upon the rate to maturity then in effect for the fixed maturity option you chose. Your contract contains information on the percentage of your contribution allocated to the fixed maturity option. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. You allocated the remainder of your initial contribution to the investment options however you chose (unless you elected a dollar cost averaging program, in which case the remainder of your initial contribution was allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." There is no charge for GPB Option 1.


GUARANTEED PRINCIPAL BENEFIT OPTION 2. GPB Option 2 was only available at contract issue. IF YOU PURCHASED GPB OPTION 2, YOU MAY NOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT AFTER SIX MONTHS FROM THE CONTRACT ISSUE DATE OR AT ANY EARLIER TIME IF AT SUCH TIME THE THEN APPLICABLE RATE TO MATURITY ON THE SPECIAL 10-YEAR FIXED MATURITY OPTION IS 3%. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable. This feature was not available under all contracts.


We have specified the portion of your initial contribution, and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract contains information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract and other than the Investment simplifier (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.

If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions, transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see "Market value adjustment" under "Fixed maturity options" above in this section).

If you purchased the Guaranteed principal benefit option 2, you cannot voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a fee associated with GPB Option 2 (see "Charges and expenses" later in this Prospectus). You should note that the purchase of GPB Option 2 would not have been appropriate if you wanted to make additional contributions to your contract beyond the first six months after your contract was issued. If you later decide that you would like to make additional contributions to the Accumulator(R) Elite(SM) contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under the contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).

The purchase of GPB Option 2 also would not have been appropriate if you planned on terminating your contract before the maturity date of the Special 10 year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example, the Guaranteed death benefits and Protection Plus(SM)). You should also note that if you intended to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 would not have been appropriate because of the guarantees already provided by these options. An example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you



29  CONTRACT FEATURES AND BENEFITS
may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging." If you elect Principal Protector(SM), you may not participate in the special dollar cost averaging program.

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program was selected at the time you applied to purchase the Accumulator(R) Elite(SM) contract, a 60 day rate lock was applied from the date of application. Any contribution(s) received during this 60 day period were credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) Elite(SM) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.


INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed inter-



                                              CONTRACT FEATURES AND BENEFITS  30
est option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

You may not currently participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option 1 rebalancing program you may participate in any of the dollar cost averaging programs except general dollar cost averaging. If you elect a GPB, you may also elect the General dollar cost averaging program. If you elect either of these programs, everything other than amounts allocated to the fixed maturity option under the GPB must be allocated to that dollar cost averaging program. You may still elect the Investment simplifier for amounts transferred from investment options (other than the fixed maturity option under the GPB you have elected), and, for GPB Option 1, you may also elect Investment simplifier for subsequent contributions. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits. See "Guaranteed minimum death benefit and Guaranteed minimum income benefit (or the "Living Benefit") base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states (see Appendix VIII later in this Prospectus for more information on state availability).


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit (known as the "Living Benefit" under certain existing contracts) and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT.  Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6% (OR 5%) ROLL-UP TO AGE 85 (USED FOR THE 6% ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF THE 6% (OR 5%) ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to this benefit base is:

o 6% (or 5%) with respect to the variable investment options (other than EQ/Intermediate Government Bond Index and EQ/Money Market) and the account for special dollar cost averaging; the effective annual rate is 4% in Washington. Please see Appendix VIII later in this Prospectus to see what roll-up rate applies in your state or Appendix IX for what applies to your contract; and

o 3% with respect to the EQ/Intermediate Government Bond Index, EQ/Money Market, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.

Please see "Our administrative procedures for calculating your Roll-Up benefit base following a transfer" later in the Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6%) and investment options with a lower Roll-Up rate (3%).

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF THE 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).



31  CONTRACT FEATURES AND BENEFITS

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. At any time after a withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

                                       or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

GREATER OF THE 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% (or 5%) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the roll-up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.


We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years. If after your death your spouse continues the contract as Successor owner/annuitant, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


For information about whether the Guaranteed death benefit/
Guaranteed minimum income benefit roll-up benefit base reset is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum death benefit/ guaranteed minimum income benefit roll-up benefit base reset is also subject to state approval. Please see Appendix VIII for more information about availability in your state.



ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in "Guaranteed minimum income benefit option" below and annuity payout options are discussed in "Accessing your money" later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


GUARANTEED MINIMUM INCOME BENEFIT OPTION


(DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT, THIS BENEFIT MAY BE CALLED THE "LIVING BENEFIT." SEE APPENDIX IX LATER IN THIS PROSPECTUS FOR MORE INFORMATION.)

The Guaranteed minimum income benefit was available if the annuitant was age 20 through 75 at the time the contract was issued. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.

If you purchased the contract as an Inherited IRA, or if you elected a GPB option or Principal Protector(SM), the Guaranteed minimum income benefit is not available. Depending on when you purchased your contract, the Guaranteed minimum income benefit rider may have been available with Principal assurance. See Appendix IX later in this Prospectus for more information.

If you purchased the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be



                                              CONTRACT FEATURES AND BENEFITS  32
exercised. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner's death.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. Depending on when you purchased your contract, your options may be different. See Appendix IX later in this Prospectus for more information. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age as follows:



--------------------------------------------------------------------------------
                                 LEVEL PAYMENTS
--------------------------------------------------------------------------------
                                             Period certain years
           Annuitant's age at    -----------------------------------------------
               exercise                   IRAs               NQ
--------------------------------------------------------------------------------
            75 and younger                 10                10
                 76                         9                10
                 77                         8                10
                 78                         7                10
                 79                         7                10
                 80                         7                10
                 81                         7                 9
                 82                         7                 8
                 83                         7                 7
                 84                         6                 6
                 85                         5                 5
--------------------------------------------------------------------------------



We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

The Guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". Subject to state availability, in general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year), the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant's current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o   On the contract date anniversary following annuitant's 85th birthday.

For information about whether the Guaranteed minimum income benefit no lapse guarantee is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum income benefit no lapse guarantee is dependent on when, and in what state, you purchased your contract. Please see Appendices VIII and IX, later in this Prospectus.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the



33  CONTRACT FEATURES AND BENEFITS
guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to EQ/Intermediate Government Bond Index, EQ/Money Market, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option) or the loan reserve account under rollover TSA contracts.




--------------------------------------------------------------------------------
                                            GUARANTEED MINIMUM INCOME
                CONTRACT DATE               BENEFIT -- ANNUAL INCOME
           ANNIVERSARY AT EXERCISE              PAYABLE FOR LIFE
--------------------------------------------------------------------------------
                     10                              $11,891
                     15                              $18,597



EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant's life, as follows:


o If the annuitant was at least age 20 and not older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and not older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued or the Roll-Up benefit base was reset, if applicable the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's attainment of age 85;

(iii) for Accumulator(R) Elite(SM) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Elite(SM) QP contract into an Accumulator(R) Elite(SM) Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee (if available), a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) for Accumulator(R) Elite(SM) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Elite(SM) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (if available and as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules. If Spousal Protection is available under your contract and is elected, and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner/annuitant; and

(vii) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

      o A successor owner who is not the annuitant may not be able to exercise the Guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

      o If the successor owner is the annuitant, the Guaranteed minimum income benefit continues only if the benefit could


                                              CONTRACT FEATURES AND BENEFITS  34
          be exercised under the rules described above on a contract date anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the Guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

      o If you designate your surviving spouse as successor owner, the Guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above, even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

      o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a standard death benefit. If you did not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges) and any taxes that apply. The standard death benefit was the only death benefit available for annuitants who were ages 76 through 85 at issue. The applicable issue ages may be different for certain contract owners, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. Once your contract has been issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected enhanced death benefit on the date of the annuitant's death (adjusted for any subsequent withdrawals, withdrawal charges and taxes that apply), whichever provides the higher amount. If you elected the Spousal protection option, if applicable, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR ANNUITANTS AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; 0 THROUGH 70 AT ISSUE OF INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS. DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT, YOUR AVAILABLE ISSUE AGES MAY HAVE BEEN OLDER AT THE TIME YOU PURCHASED YOUR CONTRACT.

Subject to state and contract availability (please see Appendix VIII for state availability of these benefits and Appendix IX for contract variations later in this Prospectus), the following enhanced death benefits were available:

o   ANNUAL RATCHET TO AGE 85.

o   6% ROLL-UP TO AGE 85.

o   THE GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85.

o   THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

If you elected Principal Protector(SM), only the standard death benefit and the Annual Ratchet to Age 85 enhanced death benefit were available.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.


PROTECTION PLUS(SM)

The following section provides information about the Protection Plus(SM) option, which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See "Tax information" later in this Prospectus for the potential tax consequences of having purchased the Protection Plus(SM) feature in an NQ, IRA or Rollover TSA contract. If you purchased the Protection Plus(SM) feature, you may not voluntarily terminate this feature. If you elected Principal Protector(SM), the Protection Plus(SM) feature is not available.



35  CONTRACT FEATURES AND BENEFITS

If the annuitant was 70 or younger when we issued your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o   the account value or

o   any applicable death benefit

Increased by:

o   such death benefit less total net contributions, multiplied by 40%.

For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection Plus(SM) earnings. "Net contributions" are reduced by the amount of that excess. Protection Plus(SM) earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death. If you are an existing contract owner, your net contributions may be reduced on a pro rata basis to reflect withdrawals (including withdrawal charges and any TSA loans). For information about what applies to your contract, see Appendix IX later in this Prospectus.

If the annuitant was age 71 through 75 (this age may be higher for certain contract owners, depending on when you purchased your contract) when we issued your contract (or if the successor owner/ annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o   the account value or

o   any applicable death benefit

Increased by:

o such death benefit (as described above) less total net contributions, multiplied by 25%.


The value of the Protection Plus(SM) death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


For an example of how the Protection Plus(SM) death benefit is calculated, please see Appendix VII.

If you elected Spousal protection, the Protection Plus(SM) benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection Plus(SM) benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection Plus(SM) benefit is either added to the death benefit payment or to the account value if successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.


Ask your financial professional or see Appendix VIII later in this Prospectus to see if this feature was available in your state.


PRINCIPAL PROTECTOR(SM)

The following section provides information about the Principal Protector(SM) option, which was only available at the time you purchased your contract. If Principal Protector(SM) was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently.

As described below, Principal Protector(SM) provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your GWB Annual withdrawal amount. Principal Protector(SM) is not an automated withdrawal program. You may request a withdrawal through any of our available withdrawal methods. See "Withdrawing your account value" in "Accessing your money" later in this Prospectus. All withdrawals reduce your account value and the guaranteed minimum death benefit.

Principal Protector(SM) could be elected at contract issue, for an additional charge, if the annuitant was age 0 through 85 for NQ contracts or age 20 through 75 for all IRA contracts. Please see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus for a description of the charge and when it applies. If you elected this benefit, you cannot terminate it.

Depending on when you purchased your contract, this feature may not have been available. See Appendix IX later in this Prospectus for more information.

If you die, and your beneficiary elects the Beneficiary continuation option, if available, your beneficiary may continue Principal Protector(SM) provided that the beneficiary was 75 or younger on the original contract date. If the beneficiary was older, Principal Protector(SM) will terminate without value even if the GWB benefit base is greater than zero. In the case of multiple beneficiaries, any beneficiary older than 75 may not continue Principal Protector(SM) and that beneficiary's portion of the GWB benefit base will terminate without value, even if it was greater than zero. The ability to continue Principal Protector(SM) under the Beneficiary continuation option is subject to state availability. If it was approved in your state, it was added to your contract if you had already elected GWB. See "Beneficiary continuation option" under "Payment of death benefit" later in the Prospectus for more information on continuing Principal Protector(SM) under the Beneficiary continuation option.

If you purchased the contract as a TSA, QP or Inherited IRA, Principal Protector(SM) was not available. This benefit was also not available if you elected the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 and Annual Ratchet to Age 85 enhanced death



                                              CONTRACT FEATURES AND BENEFITS  36
benefit, Protection Plus(SM), GPB Option 1 or GPB Option 2 or the special dollar cost averaging program. This benefit may not have been available under your contract. For more information, please see Appendix IX later in this Prospectus.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of the benefit. See "Effect of GWB Excess withdrawals" below. For traditional IRAs, the Principal Protector(SM) makes provision for you to take lifetime required minimum distributions "RMDs") without losing the value of the Principal Protector(SM) guarantee, provided you comply with the conditions under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you. Please consult your tax adviser.


YOUR GWB BENEFIT BASE

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWB benefit base increases by the dollar amount of any additional contributions.

o   Your GWB benefit base decreases by the dollar amount of withdrawals.

o Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your GWB Annual withdrawal amount.

o Your GWB benefit base may also be increased under the Optional step up provision.

o Your GWB benefit base may also be increased under the one time step up applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under Principal Protector(SM).


YOUR GWB ANNUAL WITHDRAWAL AMOUNT

Your GWB Annual withdrawal amount is equal to either 5% or 7% "Applicable percentage"), as applicable, of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making a GWB Excess withdrawal, as described below. When you purchased your contract, you chose between two available GWB Annual withdrawal options:

o   7% GWB ANNUAL WITHDRAWAL OPTION

o   5% GWB ANNUAL WITHDRAWAL OPTION

The GWB Annual withdrawal amount may decrease as a result of a GWB Excess withdrawal and may increase as a result of an Automatic reset, additional contributions or a "step up" of the GWB benefit base; each of these transactions are discussed below in detail. Once you elect a GWB Annual withdrawal option, it cannot be changed.

Your GWB Annual withdrawal amounts are not cumulative. If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the GWB Annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF GWB EXCESS WITHDRAWALS


A GWB Excess withdrawal is caused when you withdraw more than your GWB Annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your GWB Annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are GWB Excess withdrawals.

A GWB Excess withdrawal can cause a significant reduction in both your GWB benefit base and your GWB Annual withdrawal amount. If you make a GWB Excess withdrawal, we will recalculate your GWB benefit base and the GWB Annual withdrawal amount. As of the date of the GWB Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the GWB Annual withdrawal amount are then further adjusted, as follows:

o If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

o If the account value after the deduction of the withdrawal is greater than or equal to the GWB benefit base, then the GWB benefit base is not adjusted further.

o The GWB Annual withdrawal amount equals the lesser of: (i) the Applicable percentage of the adjusted GWB benefit base and (ii) the GWB Annual withdrawal amount prior to the GWB Excess withdrawal.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of Principal Protector(SM). If your account value is less than your GWB benefit base (due, for example, to negative market performance), a GWB Excess withdrawal, even one that is only slightly more than your GWB Annual withdrawal amount, can significantly reduce your GWB benefit base and the GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your GWB Annual withdrawal amount is reduced to $5,040 (7% of $72,000), instead of the original $7,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual withdrawal amount, assuming the Guaranteed annual withdrawal amount is greater than the 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Using the example above, if the $8,000 withdrawal is a withdrawal of contributions subject to the withdrawal charge, the withdrawal charge would apply to the $3,000 (the amount of the withdrawal charge above the Guaranteed annual withdrawal amount of $5,000). See "Certain withdrawals" in "Charges and expenses" later in this Prospectus.

You should further note that a GWB Excess withdrawal that reduces your account value to zero eliminates any remaining value in your GWB benefit base. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.


37  CONTRACT FEATURES AND BENEFITS

In general, if you purchase the contract as a traditional IRA and participate in our Automatic RMD service, and you do not take any other withdrawals, an automatic withdrawal under that program will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option and chooses scheduled payments, such payments will not cause a GWB Excess withdrawal, provided no additional withdrawals are taken. If your beneficiary chooses the "5-year rule" instead of scheduled payments, this waiver does not apply and a GWB Excess withdrawal may occur if withdrawals exceed the GWB Annual withdrawal amounts.



EFFECT OF AUTOMATIC RESET

If you take no withdrawals in the first five contract years, the Applicable percentage to determine your GWB Annual withdrawal amount will be automatically reset at no additional charge. The Applicable percentage under the 7% GWB Annual withdrawal option will be increased to 10%, and the Applicable percentage under the 5% GWB Annual withdrawal option will be increased to 7%. The Applicable percentage is automatically reset on your fifth contract date anniversary, and your GWB Annual withdrawal amount will be recalculated.

If you die before the fifth contract date anniversary, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, if available, the Automatic reset will apply on the fifth contract date anniversary if you have not taken any withdrawals and: (1) your beneficiary chooses scheduled payments and payments have not yet started; or, (2) if your beneficiary chooses the "5-year rule" option and has not taken withdrawals. See "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus.


EFFECT OF ADDITIONAL CONTRIBUTIONS

Anytime you make an additional contribution, we will recalculate your GWB benefit base and your GWB Annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution and your GWB Annual withdrawal amount will be equal to the greater of (i) the Applicable percentage of the new GWB benefit base, or (ii) the GWB Annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, no additional contributions will be permitted.


OPTIONAL STEP UP PROVISION

Except as stated below, any time after the fifth contract date anniversary, you may request a step up in the GWB benefit base to equal your account value. If your GWB benefit base is higher than the account value as of the date we receive your step up request, no step up will be made. If a step up is made, we may increase the charge for the benefit. For a description of the charge increase, see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus. Once you elect to step up the GWB benefit base, you may not do so again for five complete contract years from the next contract date anniversary. Under both the Spousal protection and the successor owner annuitant features, upon the first death, the surviving spouse must wait five complete contract years from the last step up or from contract issue, whichever is later, to be eligible for a step up.

As of the date of your GWB benefit base step up, your GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to your stepped up GWB benefit base.

It is important to note that a step up in your GWB benefit base may not increase your GWB Annual withdrawal amount. In that situation, the effect of the step up is only to increase your GWB benefit base and support future withdrawals. We will process your step up request even if it does not increase your GWB Annual withdrawal amount, and we will increase the Principal Protector(SM) charge, if applicable. In addition, you will not be eligible to request another step up for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume you take withdrawals of $7,000 in each of the first five contract years, reducing the GWB benefit base to $65,000. After five contract years, further assume that your account value is $92,000, and you elect to step up the GWB benefit base from $65,000 to $92,000. The GWB Annual withdrawal amount is recalculated to equal the greater of 7% of the new GWB benefit base, which is $6,440 (7% of $92,000), or the current GWB Annual withdrawal amount, $7,000. Therefore, following the step up, even though your GWB benefit base has increased, your GWB Annual withdrawal amount does not increase and remains $7,000.

The Optional step up provision is not available once your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option. However, if you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, the GWB benefit base will be stepped up to equal the account value, if higher, as of the transaction date that we receive the Beneficiary continuation option election. As of the date of the GWB benefit base step up, your beneficiary's GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and
(ii) your GWB Applicable percentage applied to the stepped up GWB benefit base. This is a one-time step up at no additional charge.


OTHER IMPORTANT CONSIDERATIONS

o Principal Protector(SM) protects your principal only through withdrawals. Your account value may be less than your total contributions.

o You can take withdrawals under your contract without purchasing Principal Protector(SM). In other words, you do not need this benefit to make withdrawals.

o Amounts withdrawn in excess of your GWB Annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

o Withdrawals made under Principal Protector(SM) will be treated, for tax purposes, in the same way as other withdrawals under your contract.

o All withdrawals are subject to all of the terms and conditions of the contract. Principal Protector(SM) does not change the effect of withdrawals on your account value or guaranteed minimum



                                              CONTRACT FEATURES AND BENEFITS  38
    death benefit; both are reduced by withdrawals whether or not you elect Principal Protector(SM). See "How withdrawals are taken from your account value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

o GWB Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of GWB Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including Principal Protector(SM) if your cash value is greater than your GWB Annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on Principal Protector(SM) when you have a GWB benefit base that is greater than zero.

o If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the "5-year rule." The "5-year rule" is described in "Payment of death benefit" under "Beneficiary continuation option" later in this Prospectus. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.



INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The contract was available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected "original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not have been available in all states. Please speak with your financial professional for further information.

Depending on when you purchased your contract, the contract may not have been available. See Appendix IX later in this Prospectus for more information.

The inherited IRA beneficiary continuation contract could only have been purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries are treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract could have been purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but may have elected to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.

o The beneficiary of the original IRA is the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust is the annuitant.

o An inherited IRA beneficiary continuation contract was not available for annuitants over age 70.

o The initial contribution had to be a direct transfer from the deceased owner's original IRA and was subject to minimum contribution amounts. See "How you can contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o   You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges if applicable under your contract, will apply as described in "Charges and expenses" later in this Prospectus.

o The Guaranteed minimum income benefit, successor owner/ annuitant feature, special dollar cost averaging program (if applicable), automatic investment program, GPB Options 1 and 2, Principal Protector(SM) and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life


39  CONTRACT FEATURES AND BENEFITS
    expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges (if applicable under your contract) will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract, and (iv) any interest in the account for special dollar cost averaging through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii), or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract, whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


                                              CONTRACT FEATURES AND BENEFITS  40

2. DETERMINING YOUR CONTRACT'S VALUE


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging and (v) the loan reserve account (applicable to Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge as well as optional benefit charges(1); (ii) any applicable withdrawal charges and
(iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, if applicable, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, GPB Option 2, Principal Protector(SM) and/or the Protection Plus(SM) benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VIII later in this Prospectus for any state variations with regard to the termination of your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE (not available under all contracts). In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.


PRINCIPAL PROTECTOR (SM)(not available under all contracts)


If you elected Principal Protector(SM) and your account value falls to zero due to a GWB Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary annuity contract, as discussed below, even if your GWB benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWB Excess withdrawal or due to a deduction of charges, please note the following:


----------------------
(1) Depending on when you purchased your contract, your account value will be reduced by a pro rata portion of the administrative charge only. See Appendix IX later in this Prospectus for more information.


41  DETERMINING YOUR CONTRACT'S VALUE

o If your GWB benefit base equals zero, we will terminate your contract and make no payment.

o If your GWB benefit base is greater than zero but less than or equal to the balance of your GWB Annual withdrawal amount, if any, for that contract year, we will terminate your contract and pay you any remaining GWB benefit base.

o If your GWB benefit base is greater than the balance of your remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay you your GWB Annual withdrawal amount balance and terminate your contract, and we will pay you your remaining GWB benefit base as an annuity benefit, as described below.

o If the Beneficiary continuation option is elected (not available in all states), and the account value falls to zero while there is a remaining GWB benefit base, we will make payments to the beneficiary as follows:

    -- If the beneficiary had elected scheduled payments we will continue to make scheduled payments over remaining life expectancy until the GWB benefit base is zero, and the Principal Protector(SM) charge will no longer apply.

    -- If the beneficiary had elected the "5-year rule" and the GWB benefit base is greater than the remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay the beneficiary the GWB Annual withdrawal amount balance. We will continue to pay the beneficiary the remaining GWB Annual withdrawal amount each year until the GWB benefit base equals zero, or the contract terminates at the end of the fifth contract year, whichever comes first. Any remaining GWB benefit base at the end of the fifth contract year will terminate without value.


ANNUITY BENEFIT. If the contract terminates and the remaining GWB benefit base is to be paid in installments, we will issue you an annuity benefit contract and make annual payments equal to your GWB Annual withdrawal amount on your contract date anniversary beginning on the next contract date anniversary, until the cumulative amount of such payments equals the remaining GWB benefit base (as of the date the contract terminates). The last installment payment may be smaller than the previous installment payments in order for the total of such payments to equal the remaining GWB benefit base.

The annuity benefit supplemental contract will carry over the same owner, annuitant and beneficiary as under your contract. If you die before receiving all of your payments, we will make any remaining payments to your beneficiary. The charge for Principal Protector(SM) will no longer apply.

If at the time of your death the GWB Annual withdrawal amount was being paid to you as an annuity benefit, your beneficiary may not elect the Beneficiary continuation option.



                                           DETERMINING YOUR CONTRACT'S VALUE  42

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS


--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.


o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day. If you are an existing contractowner, this restriction may not apply. See Appendix IX later in this Prospectus for contract variations.

o   No transfers are permitted into the Special 10 year fixed maturity option.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option, the interest sweep option and dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

As explained under "6% (or 5%) Roll-Up to age 85 (used for the 6% Roll-Up to age 85 enhanced death benefit AND the Greater of 6% (or 5%) Roll-Up to age 85 enhanced death benefit or the Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit)" earlier in the Prospectus, the higher roll-up rate (5% or 6%, or 4% in Washington) applies with respect to most investment options and amounts in the account for special dollar cost averaging, but a lower roll-up rate (3%) applies with respect to the EQ/Intermediate Government Bond Index option, the EQ/Money Market option, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (the "lower Roll-Up rate options"). The other investment options, to which the higher rate applies, are referred to as the "higher Roll-Up rate options". For more information, about roll-up rates applicable in various states and for various contract versions, see Appendices VIII and IX.

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at the higher rate and the other portion that is rolling up at 3%. If you transfer account value from a higher Roll-Up rate option to a lower Roll-Up rate option, all or a portion of your benefit base will transfer from the higher rate benefit base segment to the lower rate benefit base segment. Similarly, if you transfer account value from a lower Roll-Up rate option to a higher Roll-Up rate option, all or a portion of your benefit base will transfer from the lower rate segment to the higher rate segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a dollar-for-dollar calculation.

This means that we generally transfer an amount from one Roll-Up benefit base segment to the other Roll-Up benefit base segment in the same dollar amount as the transfer of account value. The effect of a transfer on your benefit base will vary depending on your particular circumstances.



43  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

o For example, if your account value is $45,000 and has always been invested in the higher Roll-Up rate options, and your benefit base is $30,000 and is all rolling up at the higher rate, and you transfer $15,000 of your account value to the EQ/Money Market variable investment option (a lower Roll-Up rate option), then we will transfer $15,000 from the higher rate benefit base segment to the lower rate benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will continue to roll-up at the higher rate and $15,000 will roll-up at the lower rate.

o For an additional example, if your account value is $30,000 and has always been invested in lower Roll-Up rate options, and your benefit base is $45,000 and is all rolling up at the lower rate, and you transfer $15,000 of your account value (which is entirely invested in lower Roll-Up rate options) to a higher Roll-Up rate option, then we will transfer $15,000 of your benefit base from the lower rate benefit base segment to the higher rate benefit base segment. Therefore, immediately after the transfer, of your $45,000 benefit base, $15,000 will continue to roll-up at the higher rate and $30,000 will roll-up at the lower rate.

o Similarly, using the same example as immediately above, if you transferred all of your account value ($30,000) to a higher Roll-Up rate option, $30,000 will be transferred to the higher rate benefit base segment. Immediately after the transfer, of your $45,000 benefit base, $30,000 will roll-up at the higher rate and $15,000 will continue to roll-up at the lower rate. Therefore, it is possible that some of your benefit base will roll-up at the lower rate even after you transfer all of your account value to the higher Roll-Up rate options.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  44
this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options:
"Option I" and "Option II." Option I, allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can also be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers between the guaranteed interest option and the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.


45  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. ACCESSING YOUR MONEY


--------------------------------------------------------------------------------


WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of your contract's current cash value, we will treat it as a request to surrender your contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the potential tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                             METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
 Contract          Partial     Systematic      Pre-age        Lifetime
                                             59-1/2 sub-      required
                                              stantially      minimum
                                                equal         distribution
--------------------------------------------------------------------------------
NQ                   Yes           Yes            No          No
--------------------------------------------------------------------------------
Rollover IRA         Yes           Yes           Yes          Yes
--------------------------------------------------------------------------------
Roth                 Yes           Yes           Yes          No
  Conversion
  IRA
--------------------------------------------------------------------------------
Inherited IRA         No           No             No          (1)
--------------------------------------------------------------------------------
QP(2)                Yes           No             No          Yes
--------------------------------------------------------------------------------
Rollover             Yes           Yes            No          Yes
  TSA(3)
--------------------------------------------------------------------------------




(1) The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(2) All payments are made to the plan as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

(3) Employer or plan approval is required for all transactions. Your ability to take withdrawals, or loans from, or surrender your TSA contract may be limited. See Appendix X -- "Tax Sheltered Annuity contracts (TSAs)" later in this Prospectus.

--------------------------------------------------------------------------------
Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information.
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). If you already own your contract, the applicable free withdrawal percentage may be higher. See Appendix IX later in this Prospectus for the free withdrawal amount that applies to your contract. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval required).

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election. If you already own your contract, the applicable percentages may be higher. See Appendix IX later in this Prospectus for information on what applies to your contract.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have



                                                        ACCESSING YOUR MONEY  46
elected a Guaranteed principal benefit -- this restriction may not apply to certain contract owners, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information.

SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA and Roth Conversion IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Depending on when you purchased your contract, this option may not be available if you have elected a guaranteed principal benefit. This restriction may not apply to all contract owners. See Appendix IX later in this Prospectus for more information.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" and Appendix X later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" and Appendix X later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" and Appendix X later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH PRINCIPAL PROTECTOR(SM). If you elected Principal Protector(SM), provided no other withdrawals are taken during a contract year in which you participate in our Automatic RMD service, an automatic withdrawal using our service will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. If you take any other withdrawal while you participate in the service, however, this GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, you must elect and maintain participation in our Automatic RMD service at your required beginning date, or the contract date, if your required beginning date has occurred before the contract was purchased. See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options (other than the Special 10 year fixed maturity option, if applicable) in the order of the earliest maturity date(s) first. If the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion


47  ACCESSING YOUR MONEY
from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).

You may choose to have your systematic withdrawals or your substantially equal withdrawals taken from specific variable investment options and/or the guaranteed interest option. If you choose specific variable investment options and/or the guaranteed interest option, and the value in those selected option(s) drops below the requested withdrawal amount, the requested amount will be taken on a pro rata basis from all investment options on the business day after the withdrawal was scheduled to occur. All subsequent scheduled withdrawals will be processed on a pro rata basis on the business day you initially elected.


HOW WITHDRAWALS (AND TRANSFERS OUT OF THE SPECIAL 10 YEAR FIXED MATURITY OPTION) AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED PRINCIPAL BENEFIT OPTION 2


In general, withdrawals will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

If your account value is greater than your benefit, a withdrawal will result in a reduction of your benefit that will be less than the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit after the withdrawal would be $12,000 ($20,000 - $8,000).


Transfers out of the Special 10 year fixed maturity option will reduce the GPB Option 2 amount on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity option, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.


Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the reduction to reflect the withdrawal from the contract is $24,000 ($40,000 - $16,000). The reduction to reflect the withdrawal would equal $9,600 ($24,000 x .40), and your new benefit after the withdrawal would be $14,400 ($24,000 - $9,600).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.


With respect to the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit and the 6% Roll-Up to age 85 death benefit withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the most recent contract date anniversary. Additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

The effect of withdrawals on your Guaranteed minimum income benefit and Guaranteed minimum death benefit (including the Greater of 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) may be different. See Appendix IX later in this Prospectus for information on what applies to your contract.



HOW WITHDRAWALS AFFECT PRINCIPAL PROTECTOR(SM)


If you elected Principal Protector(SM), any withdrawal reduces your GWB benefit base by the amount of the withdrawal. In addition, a GWB Excess withdrawal can significantly reduce your GWB Annual withdrawal amount and further reduce your GWB benefit base. For more information, see "Effect of GWB Excess withdrawals" and "Other important considerations" under "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.


WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. Also, under certain contracts, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. If you are an existing contract owner, the rules in the preceding sentence may not apply under your contract or if the Guaranteed minimum income benefit no lapse guarantee is available and in effect on your contract. See Appendix IX later in this Prospectus for information on what applies to your contract. See also "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR PRINCIPAL PROTECTOR(SM). If you elected Principal Protector(SM), all withdrawal methods described above can be used. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWB Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWB Excess withdrawal. In other words, if



                                                        ACCESSING YOUR MONEY  48
you take a GWB Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWB benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Principal Protector(SM)" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS

Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service."

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o   It exceeds limits of federal income tax rules;

o   Interest and principal are not paid when due; or

o   In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan including any accrued and unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VIII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see Appendix X for a discussion of TSA contracts.


Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option), in the order of the earliest maturity date(s) first. A market value adjustment may apply. If the fixed maturity option amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If the amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See "Guaranteed principal benefit option 2" in "Contract features and benefits" earlier in this Prospectus.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including Principal Protector(SM) (if applicable), if your cash value is greater than your GWB Annual withdrawal amount. If you have a GWB benefit base greater than zero, you should consider the impact of a contract surrender on the Principal Protector(SM) benefit. If your surrender request does not constitute a GWB Excess withdrawal, you may be eligible for additional benefits. If, however, your surrender request constitutes a GWB Excess withdrawal, you will lose those benefits. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect under your contract, the Guaranteed minimum income benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Annuity benefit" under "Insufficient account value" in "Determining your contract value" and "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the


49  ACCESSING YOUR MONEY
transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charges) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.


Deferred annuity contracts such as Accumulator(R) Elite(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Elite(SM) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract "payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Elite(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) Elite(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VIII later in this Prospectus for variations that may apply to your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect Principal Protector(SM) and choose to annuitize your contract before the maturity date, Principal Protector(SM) will terminate without value even if your GWB benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under Principal Protector(SM). See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.


--------------------------------------------------------------------------------
Fixed annuity payout options       Life annuity
                                   Life annuity with period certain
                                   Life annuity with refund certain
                                   Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity pay-    Life annuity
   out options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options   Life annuity with period certain
   (available for annuitants age   Period certain annuity
   83 or less at contract issue)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees pay-


                                                        ACCESSING YOUR MONEY  50
ments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.



FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your contract.

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Elite(SM) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Elite(SM), and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Elite(SM) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options no withdrawal charge is imposed under your contract. If the withdrawal charge that otherwise would have been applied to your account value under your contract is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed minimum income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See "How withdrawals are taken from your account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

Except with respect to Income Manager(R), where payments begin on the 15th of the month, you can choose the date annuity payments begin. In most states, it may not be earlier than thirteen months from the Accumulator(R) Elite(SM) contract date. Please see Appendix VIII later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.



51  ACCESSING YOUR MONEY

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date.

If you elected Principal Protector(SM) and your contract is annuitized at maturity, we will offer an annuity payout option for life that guarantees you will receive payments that are at least equal to what you would have received under Principal Protector until the point at which your GWB Benefit Base is depleted. After your GWB Benefit Base is depleted, you will continue to receive periodic payments while you are living. The amount of each payment will be the same as the payment amount that you would have received if you had applied your account value on the maturity date to purchase a life annuity at the annuity purchase rate guaranteed in your contract; this payment amount may be more or less than your GWB Annual Withdrawal amount.

Please see Appendix VIII later in this Prospectus for variations that may apply in your state.



                                                        ACCESSING YOUR MONEY  52

5. CHARGES AND EXPENSES


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   An administrative charge

o   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge for each optional benefit that you have elected: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; Principal Protector(SM); and Protection Plus(SM).

o On the first 10 contract date anniversaries -- a charge for GPB Option 2, if you have elected this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The fees and charges described are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX for the fees and charges that apply under your contract. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.



SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% or 0.25% of the net assets in each variable investment option. See Appendix IX later in this Prospectus for the charge that applies to your contract.

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of



53  CHARGES AND EXPENSES
the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceeds the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn in any of the first four years after we receive a contribution. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                                 CONTRACT YEAR
--------------------------------------------------------------------------------
                                       1    2    3    4    5
--------------------------------------------------------------------------------
    Percentage of contribution         8%   7%   6%   5%   0%
--------------------------------------------------------------------------------



For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

For contracts issued in New York, please see Appendix VIII later in this Prospectus for the New York withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and withdrawal charge from your account value. The amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase the 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract), and (2) the 10% free withdrawal amount defined above.

If you elected Principal Protector(SM), we will waive any withdrawal charge for any withdrawal during the contract year up to the GWB Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the GWB Annual withdrawal amount.

The applicable free withdrawal percentage may be higher for certain contract owners, depending on when you purchased your contract. See Appendix IX later in this Prospectus for the free withdrawal amount that applies under your contract.

CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, nor to any subsequent withdrawal for the life of the contract.

See Appendix IX later in this Prospectus to see if this waiver of the withdrawal charge applies under your contract.

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;



                                                        CHARGES AND EXPENSES  54

      --   it provides continuous room and board to three or more persons;

      --   it is supervised by a registered nurse or licensed practical nurse;

      --   it keeps daily medical records of each patient;

      --   it controls and records all medications dispensed; and

      --   its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elected the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you are an existing contract owner, the charge may be as much as to 0.30% of the Annual Ratchet to age 85 benefit base. Please see Appendix IX later in this Prospectus or your contract for the charge that applies under your contract.

GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.50% of the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. For certain contract owners, your charge may be less, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus or your contract for more information.

6% ROLL-UP TO AGE 85. If you elected the 6% Roll-Up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll-Up to age 85 benefit base.

WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset option.

STANDARD DEATH BENEFIT. There is no additional charge for the standard death benefit.


GUARANTEED PRINCIPAL BENEFIT OPTION 2

If you purchased GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct any remaining portion of the charge from amounts in any fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply , depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT (THE "LIVING BENEFIT") CHARGE

If you elected the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary. For certain contract owners, your charge may be less, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus or your contract for more information.



55  CHARGES AND EXPENSES

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (See Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option, if available).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option or for the Guaranteed minimum income benefit no lapse guarantee. This option is not available under all contracts.


PROTECTION PLUS(SM) CHARGE

If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


PRINCIPAL PROTECTOR(SM) CHARGE

If you elected Principal Protector(SM), we deduct a charge annually as a percentage of your account value on each contract date anniversary. If you elect the 5% GWB Annual withdrawal option, the charge is equal to 0.35%. If you elect the 7% GWB Annual withdrawal option, the charge is equal to 0.50%. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (See Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, we will not deduct a pro rata portion of the charge upon your death. However, the Principal Protector(SM) charge will continue. A market value adjustment will apply to deductions from the fixed maturity options.

If your GWB benefit base falls to zero but your contract is still in force, the charge will be suspended as of the next contract date anniversary. The charge will be reinstated, as follows: (i) if you make a subsequent contribution, we will reinstate the charge that was in effect at the time your GWB benefit base became depleted, (ii) if you elect to exercise the Optional step up provision, we will reinstate a charge, as discussed immediately below, and (iii) if your beneficiary elects the Beneficiary continuation option and reinstates the Principal Protector(SM) benefit with a one time step up, we will reinstate the charge that was in effect when the GWB benefit base fell to zero.

If your beneficiary elects the Beneficiary continuation option, and is eligible to continue Principal Protector(SM), the benefit and the charge will continue unless your beneficiary tells us to terminate the benefit at the time of election.

OPTIONAL STEP UP CHARGE. Every time you elect the Optional step up, we reserve the right to raise the benefit charge at the time of the step up. The maximum charge for Principal Protector(SM) with a 5% GWB Annual withdrawal option is 0.60%. The maximum charge for Principal Protector(SM) with a 7% GWB Annual withdrawal amount option is 0.80%. The increased charge, if any, will apply as of the next contract date anniversary following the step up and on all contract anniversaries thereafter.

If you die and your beneficiary elects the Beneficiary continuation option, if available, a one time step up only (at no additional charge) is applicable. For more information on the Optional step up, one time step up and Automatic reset provisions, see "Principal Protector(SM)" in "Contract features and benefits."

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.



                                                        CHARGES AND EXPENSES  56

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o   Management fees.

o   12b-1.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to 12b-1 fees. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


57  CHARGES AND EXPENSES

6. PAYMENT OF DEATH BENEFIT


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time during your life and while the contract is in-force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death, adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.


EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary, of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually owned IRA (other than Inherited IRAs) contracts. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death for the purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive this death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise rules" under "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the "5-year rule"), or in a joint ownership situation, the death of the first owner to die.

o If Principal Protector(SM) was elected and if the "5-year rule" is elected and the successor owner dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate


                                                    PAYMENT OF DEATH BENEFIT  58
    without value. The successor owner should consult with a tax adviser before choosing to use the "5-year rule." The GWB benefit base may be adversely affected if the successor owner makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elected Principal Protector(SM), the successor owner has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o   A successor owner should consider naming a new beneficiary.


If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including Guaranteed minimum income benefit, GPB Options 1 and 2, and Principal Protector(SM). However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse's death.

The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable Guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.

If you elected Principal Protector(SM), the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For information on the operation of successor owner/annuitant feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus. For information on the operation of this feature with Protection Plus(SM), see "Protection Plus(SM)" in "Guaranteed minimum death benefit" under "Contract features and benefits," earlier in this Prospectus.



59  PAYMENT OF DEATH BENEFIT

SPOUSAL PROTECTION

SPOUSAL PROTECTION OPTION FOR NQ CONTRACTS ONLY. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, and by the value of any Protection Plus(SM) benefit, if elected, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you had the right to elect the Spousal protection option at the time you purchased your contract at no additional charge. Both spouses must have been between the ages of 20 and 70 at the time the contract was issued and must each have been named the primary beneficiary in the event of the other's death.

The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection Plus(SM) benefit, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant's age, not the older spouse's age.

If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection Plus(SM) benefit, or if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

o As of the date we receive due proof of the spouse's death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher, increased by the value of the Protection Plus(SM) benefit.

o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/ annuitant.

o The Protection Plus(SM) benefit will now be based on the surviving spouse's age at the date of the non-surviving spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If the annuitant dies first, withdrawal charges will no longer apply to any contributions made prior to the annuitant's death. If the non-annuitant spouse dies first, the withdrawal charge schedule remains in effect with regard to all contributions.

o If you elected Principal Protector(SM), the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce, but do not change the owner or primary beneficiary, Spousal protection continues.


Depending on when you purchased your contract, this feature may not be available to you. See Appendix IX later in this Prospectus for more information about your contract.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VIII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to



                                                    PAYMENT OF DEATH BENEFIT  60
beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

    --  The beneficiary was 75 or younger on the original contract date.

    -- The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

    -- One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

    -- If there are multiple beneficiaries each beneficiary's interest in the GWB benefit base will be separately accounted for.

    -- As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

    -- If scheduled payments are elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

    -- If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

    -- Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and



61  PAYMENT OF DEATH BENEFIT
before any inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and the annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If the non-spousal beneficiary chooses scheduled payments under "Withdrawal Option 1," as discussed above in this section, Principal Protector(SM) may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

    --  The beneficiary was 75 or younger on the original contract date.

    -- The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

    -- One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

    -- If there are multiple beneficiaries, each beneficiary's interest in the GWB benefit base will be separately accounted for.

    -- As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

    -- If scheduled payments under "Withdrawal Option 2" is elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

    -- If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

    -- Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the


                                                    PAYMENT OF DEATH BENEFIT  62
        scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments under "Withdrawal Option 2" rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.

o No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o   The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


63  PAYMENT OF DEATH BENEFIT

7. TAX INFORMATION


--------------------------------------------------------------------------------

OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Elite(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (ERISA). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits such as guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts, and Appendix X at the end of this Prospectus for a discussion of TSA contracts.



TRANSFERS AMONG INVESTMENT OPTIONS


You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract.



                                                             TAX INFORMATION  64

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.



PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.



65  TAX INFORMATION

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o   Traditional IRAs, typically funded on a pre-tax basis; and

o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 "Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as a traditional IRA or Roth IRA. We also offered Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

AXA Equitable had received an opinion letter from the IRS approving the respective forms of the Accumulator(R) Elite(SM) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Elite(SM) traditional and Roth IRA contracts.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel either type of the Accumulator(R) Elite(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



                                                             TAX INFORMATION  66

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TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at ww.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designate the year for which you are making the contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;

o   403(b) plans; and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.



67  TAX INFORMATION

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o   Do it yourself:
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o   Direct rollover:
    You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from



                                                             TAX INFORMATION  68
your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contract if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year(R)the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic


69  TAX INFORMATION
required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a nonindividual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   made on or after your death; or

o   made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or


                                                             TAX INFORMATION  70

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Accumulator(R) Elite(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans "conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs "direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

The initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.


REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).



71  TAX INFORMATION

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover "conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer section 457(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA--whether or not it is the traditional IRA you are converting--a pro rata portion of the distribution is tax-free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS


NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


                                                             TAX INFORMATION  72

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed. Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o    rollovers from a Roth IRA to another Roth IRA;

o    direct transfers from a Roth IRA to another Roth IRA;

o    qualified distributions from a Roth IRA; and

o    return of excess contributions or amounts recharacterized to a traditional
     IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)  All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distribu-


73  TAX INFORMATION
tions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


MANDATORY WITHHOLDING FROM TSA CONTRACTS AND QUALIFIED PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from TSA contracts and qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. MORE INFORMATION


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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from Separate Account No. 49 or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account No. 49;
     and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 15, 2011 and the related price per $100 of maturity value were as shown below:



--------------------------------------------------------------------------------
      FIXED MATURITY
       OPTIONS WITH
       FEBRUARY 15TH              RATE TO                 PRICE
     MATURITY DATE OF          MATURITY AS OF          PER $100 OF
       MATURITY YEAR         FEBRUARY 15, 2011        MATURITY VALUE
--------------------------------------------------------------------------------
          2012                    3.00%(1)               $ 97.09
          2013                    3.00%(1)               $ 94.25
          2014                    3.00%(1)               $ 91.51
          2015                    3.00%(1)               $ 88.84
          2016                    3.00%(1)               $ 86.25
          2017                    3.00%(1)               $ 83.73
          2018                    3.00%(1)               $ 81.30
          2019                    3.00%(1)               $ 78.93
          2020                    3.00%(1)               $ 76.63
          2021                    3.10%                  $ 73.67
--------------------------------------------------------------------------------



(1) Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.


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

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option's maturity date.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.



INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



                                                            MORE INFORMATION  76

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such cases, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided through electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and have it signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts, nor is it available with GPB Option 2. Please see Appendix VIII later in this Prospectus to see if the automatic investment program is available in your state.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT
EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     --   on a non-business day;

     --   after 4:00 p.m. Eastern Time on a business day; or

     --   after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging received the interest rate in effect on that business



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



     day. At certain times, we may have offered the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information, or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the Portfolios, such as:

o    the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectuses for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustee or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.



SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners. One result of proportional voting is that a small number of contract owners may control the outcome of a vote.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, Protection Plus(SM) death benefit, Guaranteed principal benefit option 2 and/or the Principal Protector(SM) (collectively, the "Benefit"), generally the Benefit will automatically terminate if you change own-


                                                            MORE INFORMATION  78
ership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made -- for certain contract owners, this restriction may not apply to you, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information. However, the Benefit will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract);
(ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information.

See Appendix VIII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts) and you cannot assign Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.



ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.



HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.


DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation" ). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation" ). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract.


79  MORE INFORMATION

Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation" ) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 6.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.


The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from



                                                            MORE INFORMATION  80

$127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


81  MORE INFORMATION

9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2010 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 "Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


                             INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE  82

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

--------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                        ----------------------------------------------------------------
                                               2010       2009         2008        2007        2006
--------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------
  Unit value                                $  12.56    $  11.29     $   9.02    $  15.09    $  14.45
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         86,614      91,369       88,738      64,596      32,813
--------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------
  Unit value                                $  11.75    $  11.14     $  10.32    $  11.79    $  11.33
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         54,990      56,858       42,602      10,068       5,935
--------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------
  Unit value                                $  11.89    $  11.08     $   9.85    $  12.43    $  11.98
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         46,837      48,383       39,676      23,580      16,150
--------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------
  Unit value                                $  12.14    $  11.23     $   9.76    $  13.13    $  12.57
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        182,689     187,530      162,336     117,390      83,885
--------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------
  Unit value                                $  12.79    $  11.66     $   9.72    $  14.48    $  13.84
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        306,839     319,013      307,331     240,939     152,231
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
--------------------------------------------------------------------------------------------------------
  Unit value                                $  12.34    $  11.92     $   9.54    $  19.68    $  17.91
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         10,663      11,782       12,678      12,529       7,675
--------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                $  15.48    $  11.81     $   8.85    $  16.27    $  14.18
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,251       3,707        4,155       3,846       2,926
--------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------------------------------------------
  Unit value                                $   9.81    $   8.02     $   6.36    $   9.71    $  10.81
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          4,425       4,217        3,589       2,069         384
--------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------
  Unit value                                $  12.56    $  11.37     $   8.88    $  14.23    $  14.30
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         10,750       9,718        8,195       7,001       5,785
--------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------------------------------------------------------------------------------
  Unit value                                $  14.52    $  13.92     $  10.87    $  19.38    $  17.89
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          9,253       9,672        8,942       9,184       7,223
--------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------
  Unit value                                $   5.61    $   4.93     $   4.49    $   6.74    $   6.61
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          7,596       7,687        6,763       5,771       4,814
--------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------
  Unit value                                $  10.01    $   9.04     $   7.03    $  13.04    $  11.83
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            922         976          994         982         894
--------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                      --------------------------------------------
                                              2005        2004        2003
----------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                $ 12.46     $ 11.72      $10.66
----------------------------------------------------------------------------------
  Number of units outstanding (000's)        12,508       4,674         195
----------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                $ 10.83     $ 10.75      $10.31
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         3,738       1,736         116
----------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                $ 11.20     $ 11.03      $10.41
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         9,271       3,928         215
----------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                $ 11.58     $ 11.24      $10.51
----------------------------------------------------------------------------------
  Number of units outstanding (000's)        52,197      21,440         970
----------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------
  Unit value                                $ 12.29     $ 11.72      $10.67
----------------------------------------------------------------------------------
  Number of units outstanding (000's)        69,680      21,528         560
----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------
  Unit value                                $ 14.74     $ 13.00      $11.19
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         3,716       1,270          66
----------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------
  Unit value                                $ 13.22     $ 12.06      $10.75
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,783         913          81
----------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------
  Unit value                                     --          --          --
----------------------------------------------------------------------------------
  Number of units outstanding (000's)            --          --          --
----------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------
  Unit value                                $ 12.02     $ 11.87      $10.92
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         4,888       3,020         210
----------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------
  Unit value                                $ 14.47     $ 13.27      $11.09
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         4,026       1,161          30
----------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------
  Unit value                                $  5.80     $  5.55          --
----------------------------------------------------------------------------------
  Number of units outstanding (000's)         3,177         208          --
----------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
----------------------------------------------------------------------------------
  Unit value                                $ 11.43     $ 10.68      $10.49
----------------------------------------------------------------------------------
  Number of units outstanding (000's)           571         194           5
----------------------------------------------------------------------------------


I-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDING DECEMBER 31,
                                    ------------------------------------------------------------------------------------------------
                                            2010      2009       2008        2007        2006        2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  10.45    $  9.41    $  7.17    $  12.24    $  11.80    $  11.17     $ 10.80     $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      9,619     10,253     10,512       9,279       6,225       2,419         273          15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  11.74    $ 10.31    $  7.97    $  13.44    $  13.44    $  12.20     $ 11.69     $ 10.72
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     13,284     14,379     15,308      17,200       6,674       4,879       2,900          86
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  11.08    $  9.72    $  7.70    $  13.93    $  13.69    $  12.58     $ 12.26     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      7,497      8,285      7,635       7,057       7,207       5,402       2,957         158
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  10.25    $  9.85    $  9.76    $  10.89    $  10.74    $  10.50     $ 10.44     $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     15,758     15,630     13,286      14,134      11,680       7,995       3,501         284
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $   9.48    $  8.63    $  6.61    $  11.06    $  10.84          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     12,024     12,570     12,038       7,823       1,788          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  12.01    $ 10.68    $  8.63    $  14.00    $  13.56    $  11.98     $ 11.67     $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     17,472     16,494     13,591      11,756       9,866       7,495       4,181         204
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  12.63    $ 11.14    $  8.86    $  15.09    $  13.45    $  12.51     $ 11.49     $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     21,844     25,216     27,244      25,093      20,022      11,881       5,249         435
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $   9.86    $  9.00    $  7.01    $  10.46    $  10.42          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     20,186     26,123     22,020      19,931       3,992          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $   8.09    $  7.45    $  5.90    $   9.50          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     72,176     77,428     73,834      36,003          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  12.33    $ 11.44    $  9.97    $  11.77    $  11.57    $  10.48          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      3,441      2,904      2,617       2,502       1,759         442          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  34.59    $ 26.51    $ 19.06    $  27.94    $  26.00    $  22.24     $ 21.68          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      4,778      4,361      4,032       3,011       1,796         802          76          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  11.70    $ 11.19    $ 11.16    $  10.65    $   9.91    $   9.74          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     10,881      9,976      8,932       4,959       2,013         172          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                            $  23.30    $ 21.26    $ 14.40    $  34.34    $  24.59    $  18.24     $ 13.97     $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)     10,073     10,747      9,040       8,306       6,050       3,408       1,047          46
------------------------------------------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-2


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

--------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                        ----------------------------------------------------------------
                                                 2010       2009        2008        2007        2006
--------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  10.78    $  10.51    $  10.94    $  10.74    $  10.22
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           5,599       6,213       5,624       2,177       1,691
--------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  14.82    $  13.80    $  10.36    $  19.11    $  16.87
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          12,040      12,800      12,557      12,092      11,624
--------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  14.52    $  12.85    $   9.52    $  16.21    $  14.18
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           7,236       5,774       4,806       3,860       1,674
--------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  11.97    $  10.84    $   8.33    $  14.06    $  14.47
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2,399       2,250       2,028       2,094       1,769
--------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  11.92    $  10.61    $   8.53    $  13.85    $  13.56
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,657       1,676       1,341       1,364       1,455
--------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  13.08    $  11.47    $   8.57    $  13.66    $  12.19
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           3,990       4,165       4,045       3,311       2,506
--------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  13.29    $  11.81    $   8.90    $  14.66    $  12.89
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           2,226       2,475       2,429       2,960       1,215
--------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                 $   5.81    $   5.16    $   4.40    $  10.34    $  11.17
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           6,525       6,971       6,687       7,005       5,957
--------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  10.37    $   9.36    $   7.90    $  14.17    $  15.10
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          14,278      15,820      17,618      19,894      14,100
--------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  10.39    $   8.99    $   7.74    $  12.41    $  12.19
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           4,897       4,379       3,958       3,773       3,163
--------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  11.94    $  10.66    $   8.63    $  12.71    $  11.68
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)           4,125       4,065       2,823       1,698       1,248
--------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  13.03    $  10.54    $   7.86    $  15.77    $  14.84
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          10,198      10,675      10,589      10,337       8,706
--------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------
  Unit value                                 $  14.35    $  11.92    $   8.92    $  15.00    $  15.51
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          16,208      19,394       5,726       6,668       6,490
--------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
                                              FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------
                                                2005        2004        2003
------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------
  Unit value                                  $ 10.07     $ 10.12     $ 10.09
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,398         905          69
------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------
  Unit value                                  $ 14.38     $ 12.48     $ 11.17
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           7,243       3,564         178
------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------
  Unit value                                  $ 11.48          --          --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)             373          --          --
------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------
  Unit value                                  $ 12.22     $ 11.96     $ 10.97
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,018         473          42
------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------
  Unit value                                  $ 12.21     $ 11.58     $ 10.57
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,271         643          69
------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------
  Unit value                                  $ 12.46     $ 11.02     $ 10.34
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           1,386         595          44
------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------
  Unit value                                  $ 12.16     $ 11.34     $ 10.24
------------------------------------------------------------------------------------
  Number of units outstanding (000's)             705         369          29
------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------
  Unit value                                  $ 10.63          --          --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)             563          --          --
------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------
  Unit value                                  $ 12.65     $ 12.20     $ 10.93
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           9,522       5,080         310
------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------
  Unit value                                  $ 10.58          --          --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)             874          --          --
------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------
  Unit value                                  $ 10.54          --          --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)             527          --          --
------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------
  Unit value                                  $ 13.53     $ 12.93     $ 11.33
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           5,920       3,260         291
------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------
  Unit value                                  $ 14.02     $ 12.80     $ 11.04
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           4,526       2,213         149
------------------------------------------------------------------------------------


I-3 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

---------------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ------------------------------------------------------------------
                                                2010       2009        2008        2007        2006
---------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
---------------------------------------------------------------------------------------------------------
  Unit value                                $  10.25    $  10.42    $  10.59    $  10.55     $ 10.24
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         10,912      19,099      26,885       8,854       4,632
---------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                $   5.10    $   4.79    $   3.76    $   5.69     $  4.79
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          6,667       7,498       8,750       4,503       1,430
---------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                $  16.63    $  12.78    $   8.28    $  15.97     $ 13.27
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          9,351       7,909       6,915       5,059       2,350
---------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                $   8.82    $   8.01    $   6.51    $  10.70     $ 10.70
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          9,869      11,439      11,898      12,811       2,470
---------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
---------------------------------------------------------------------------------------------------------
  Unit value                                $  10.37    $   9.15    $   6.71    $  11.52     $ 11.08
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          6,724       5,394       4,013       2,779         367
---------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
---------------------------------------------------------------------------------------------------------
  Unit value                                $  10.67    $  10.76    $  10.13    $  10.73     $  9.79
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)         36,696      39,919      25,636      14,527       8,303
---------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
---------------------------------------------------------------------------------------------------------
  Unit value                                $  10.98    $  10.51    $  10.07    $  10.96     $ 10.66
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          9,470       9,834       4,558       4,138       3,340
---------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
---------------------------------------------------------------------------------------------------------
  Unit value                                $  14.13    $  11.42    $   9.21    $  14.21     $ 14.72
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          7,175       7,505       4,820       4,773       4,061
---------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
---------------------------------------------------------------------------------------------------------
  Unit value                                $  15.02    $  13.12    $   9.36    $  16.46     $ 15.61
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          5,568       5,286       3,779       3,120         907
---------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                                $   8.53    $   8.03    $   6.28    $  10.79     $ 10.75
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          8,076       8,585       9,057      10,518       2,001
---------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
---------------------------------------------------------------------------------------------------------
  Unit value                                $   5.18    $   4.66    $   3.58    $   6.07     $  6.10
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          2,626       2,887       3,308       3,079       2,346
---------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
---------------------------------------------------------------------------------------------------------
  Unit value                                $  10.09    $   8.91    $   7.05    $  11.38     $ 11.86
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          9,622      10,345      10,821       9,921       7,856
---------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                                $  14.86    $  12.88    $   9.34    $  13.11     $ 11.98
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          6,166       5,221       2,848       2,691       1,979
---------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                     -----------------------------------------------
                                              2005       2004       2003
------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------
  Unit value                                $  9.97    $  9.87    $  9.96
------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,041      1,005         42
------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------
  Unit value                                $  4.51    $  4.35         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           883         38         --
------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------
  Unit value                                $ 12.35         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           533         --         --
------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------
  Unit value                                     --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --         --
------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------
  Unit value                                     --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --         --
------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------
  Unit value                                $  9.91         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)         3,300         --         --
------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------
  Unit value                                $ 10.44    $ 10.40    $ 10.20
------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,303      1,119         95
------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------
  Unit value                                $ 12.72    $ 12.40    $ 10.71
------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,210      1,215         79
------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------
  Unit value                                $ 16.53    $ 16.17         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           526         22         --
------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------
  Unit value                                     --         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --         --         --
------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------
  Unit value                                $  5.43    $  5.07         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)           952         71         --
------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------
  Unit value                                $ 10.41         --         --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)         2,852         --         --
------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------
  Unit value                                $ 11.50    $ 11.25    $ 10.69
------------------------------------------------------------------------------------
  Number of units outstanding (000's)         1,528      1,146        126
------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-4


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

---------------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                     --------------------------------------------------------------------
                                              2010       2009        2008        2007        2006
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $  11.60    $  10.03     $  7.43     $ 14.17     $ 12.93
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,625       5,825       1,350       1,191         976
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
---------------------------------------------------------------------------------------------------------
  Unit value                              $  12.43    $  11.90     $ 11.17     $ 11.08     $ 10.61
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)       18,690      19,288      11,031       6,566       5,315
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $  14.06    $  13.36     $ 10.46     $ 20.15     $ 18.23
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,570       8,035       7,867       7,136       5,220
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
---------------------------------------------------------------------------------------------------------
  Unit value                              $  11.75    $  10.71     $  8.22     $ 13.82     $ 13.38
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,716       2,563       1,797       1,624       1,487
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                              $  12.98    $  11.67     $  9.65     $ 15.69     $ 15.40
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,659       6,264       6,951       6,335       5,165
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                              $  14.13    $  11.32     $  8.12     $ 14.63     $ 13.30
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,760       4,627       4,317       3,883       3,570
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                              $  16.04    $  13.06     $  9.20     $ 14.60     $ 14.83
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,840       4,569       4,175       4,025       3,627
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
---------------------------------------------------------------------------------------------------------
  Unit value                              $  10.70    $  10.21     $  9.46     $ 12.58     $ 12.40
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        8,961       8,522       6,601       7,716       6,956
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------
  Unit value                              $   8.27    $   6.59     $  4.98     $  8.75     $  8.58
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        7,044       7,464       6,845       6,231       3,530
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
---------------------------------------------------------------------------------------------------------
  Unit value                              $  12.21    $   9.97     $  8.02     $ 13.12     $ 14.80
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,724       6,164       6,403       7,224       7,719
---------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
---------------------------------------------------------------------------------------------------------
  Unit value                              $  13.42    $  11.59     $  7.44     $ 14.29     $ 12.29
---------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,979       5,856       4,301       3,743       2,164
---------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                    -----------------------------------------------
                                             2005       2004       2003
------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------
  Unit value                               $ 12.51     $ 11.75     $ 10.66
------------------------------------------------------------------------------------
  Number of units outstanding (000's)          442         210          15
------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------
  Unit value                               $ 10.39     $ 10.38     $ 10.16
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        4,566       2,210         301
------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------
  Unit value                               $ 14.79     $ 13.02     $ 11.23
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,536       1,127          65
------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------
  Unit value                               $ 11.98     $ 11.41     $ 10.58
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,016         456          20
------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------
  Unit value                               $ 13.12     $ 12.46     $ 11.07
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        3,109       1,455          59
------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------
  Unit value                               $ 12.33     $ 11.57     $ 10.53
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,515       1,381          97
------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------
  Unit value                               $ 13.15     $ 12.45     $ 10.99
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        2,566       1,506         103
------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------
  Unit value                               $ 11.47     $ 11.32     $ 10.59
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,292       3,135         282
------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------
  Unit value                               $  7.91     $  7.49          --
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,416          31          --
------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------
  Unit value                               $ 12.96     $ 12.59     $ 10.93
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        5,307       2,979         191
------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------
  Unit value                               $ 11.65     $ 10.64     $ 10.31
------------------------------------------------------------------------------------
  Number of units outstanding (000's)        1,431         675          35
------------------------------------------------------------------------------------



I-5 APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.60%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2010.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2010        2009      2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.38     $ 10.23   $  8.17    $  13.65    $  13.07
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           2,270       2,633     2,922       3,517       3,308
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.27     $ 10.67   $  9.88    $  11.28    $  10.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           3,607       3,583     3,454       1,731       1,508
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.21     $ 10.45   $  9.28    $  11.71    $  11.28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           3,058       2,907     2,852       1,825       1,741
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 45.68     $ 42.24   $ 36.68    $  49.36    $  47.21
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           2,933       3,090     2,966       3,439       3,955
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.62     $ 10.58   $  8.82    $  13.14    $  12.55
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           7,603       8,360     8,765      10,293      11,247
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.34     $ 11.92   $  9.53    $  19.66    $  17.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,918       2,139     2,496       3,456       4,168
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 19.41     $ 14.80   $ 11.09    $  20.36    $  17.73
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,416       1,585     1,882       2,356       3,069
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.83     $  8.04   $  6.37    $   9.72    $  10.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             137         145       250          73          51
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 20.77     $ 18.80   $ 14.66    $  23.49    $  23.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,898       2,050     2,175       2,711       3,644
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 18.18     $ 17.42   $ 13.59    $  24.23    $  22.35
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,956       2,216     2,472       3,272       4,311
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  5.64     $  4.95   $  4.51    $   6.78    $   6.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             519         481       613         684         907
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  7.52     $  6.80   $  5.28    $   9.79    $   8.87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             169         187       206         250         367
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.36     $ 10.22   $  7.79    $  13.28    $  12.80
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,342       1,536     1,689       2,030       2,547
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2005        2004        2003       2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.26     $ 10.59          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,298         726          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.35     $ 10.27          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,073         686          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.54     $ 10.37          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,299         787          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 43.48     $ 42.17     $ 39.41    $ 33.62     $ 39.15
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,167       3,907       2,733        598          97
------------------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.14     $ 10.61          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           7,926       3,664          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 14.71     $ 12.97     $ 11.15    $  8.38     $  9.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,498       4,337       4,026        604          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 16.53     $ 15.07     $ 13.43    $  9.69     $ 14.11
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           3,839       4,346       4,534      3,377       3,423
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                               --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 19.83     $ 19.58     $ 17.99    $ 13.94     $ 17.00
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,227       4,909       4,335      2,235       1,559
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 18.07     $ 16.57     $ 13.84    $ 10.98     $ 13.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,992       5,077       5,316      3,555       3,126
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  5.82     $  5.57          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,277         370          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  8.57     $  8.01     $  7.86    $  6.24     $  8.62
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             468         498         478        128          13
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.11     $ 11.71     $ 11.27    $  9.24     $ 12.75
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           2,581       2,715       2,971      2,171       2,221
------------------------------------------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-6


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2010        2009      2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  11.22   $   9.85   $   7.61    $  12.83    $  12.82
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           9,874     11,353     13,273      16,294       9,568
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 200.24   $ 175.62   $ 139.08    $ 251.49    $ 247.00
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             228        270        308         377         490
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  13.39   $  12.87   $  12.73    $  14.21    $  14.01
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           6,087      6,863      7,829      10,140      12,428
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $   9.50   $   8.64   $   6.62    $  11.06    $  10.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             787        803        780         634         332
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  25.76   $  22.89   $  18.48    $  29.96    $  29.01
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,010      4,502      5,011       6,391       8,474
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  15.25   $  13.44   $  10.69    $  18.20    $  16.22
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,248      4,931      5,954       7,491      10,192
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $   9.88   $   9.02   $   7.02    $  10.46    $  10.42
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,118      1,591      1,489       2,051         730
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $   8.10   $   7.46   $   5.90    $   9.50          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,012      1,076      1,164       1,153          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  12.37   $  11.47   $   9.99    $  11.78    $  11.58
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             216        175        171         230         268
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  34.98   $  26.80   $  19.26    $  28.22    $  26.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)             380        352        302         300         291
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  11.73   $  11.21   $  11.17    $  10.66    $   9.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,209      1,156      1,062         777         471
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  17.48   $  15.94   $  10.79    $  25.72    $  18.41
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,972      2,334      2,396       3,354       4,518
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  19.24   $  18.76   $  19.51    $  19.14    $  18.20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,196      1,385      1,664       1,956       2,358
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2005        2004        2003       2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  11.63   $  11.14    $  10.21   $   7.89   $  10.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         11,228     12,694      12,682      9,408      3,151
------------------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 226.77   $ 220.94    $ 196.75   $ 133.70   $ 203.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            586        683         689        581        661
------------------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  13.68   $  13.60    $  13.28   $  13.05   $  12.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         14,021     15,208      16,175     13,419     10,537
------------------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  25.62   $  24.94    $  22.99   $  18.28   $  23.93
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         10,127     11,584      11,512      7,152      6,601
------------------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  15.07   $  13.84    $  12.72   $   9.86   $  11.33
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         11,276     11,463      10,296      2,423         78
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                              --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.49         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            107         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  22.44   $  21.86          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            339         74          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $   9.74         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             36         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  13.65   $  10.45    $   8.58   $   5.59   $   6.04
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          5,043      4,587       4,232      2,823      3,043
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  17.94   $  18.01    $  17.95   $  17.86   $  16.72
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          2,881      3,326       3,448      2,501         --
------------------------------------------------------------------------------------------------------------------------------------


I-7 APPENDIX I: CONDENSED FINANCIAL INFORMATION


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2010        2009      2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 12.54     $ 11.67    $  8.76    $  16.15    $  14.24
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         4,538       5,230      5,817       7,394       9,957
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 14.57     $ 12.88    $  9.54    $  16.23    $  14.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           648         458        378         409         273
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 13.00     $ 11.76    $  9.03    $  15.24    $  15.68
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         1,965       2,244      2,578       3,182       4,115
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  9.13     $  8.12    $  6.53    $  10.60    $  10.37
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         2,981       3,499      4,012       5,022       6,684
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  7.37     $  6.46    $  4.82    $   7.69    $   6.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         5,531       6,521      7,705       9,407      11,991
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 15.21     $ 13.51    $ 10.18    $  16.75    $  14.72
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         1,649       1,897      2,095       2,691       3,075
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  5.83     $  5.17    $  4.41    $  10.35    $  11.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           306         341        306         503         784
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 12.07     $ 10.89    $  9.19    $  16.48    $  17.54
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         8,017       9,238     10,639      13,726      13,777
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 10.42     $  9.01    $  7.76    $  12.42    $  12.20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           259         235        323         368         502
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 11.98     $ 10.68    $  8.65    $  12.73    $  11.69
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           269         241        207         161         166
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 11.14     $  9.00    $  6.71    $  13.45    $  12.66
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         3,823       4,410      5,117       6,276       8,561
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 15.88     $ 13.18    $  9.86    $  16.58    $  17.13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         2,940       3,462      3,335       4,320       6,178
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 27.63     $ 28.08    $ 28.54    $  28.40    $  27.57
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         1,996       2,814      4,635       3,889       3,996
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2005        2004        2003       2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  12.14     $  10.53    $  9.42    $  7.22     $  8.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         11,032       11,933     10,611      5,973       5,697
------------------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  11.48           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             98           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  13.24     $  12.94    $ 11.86    $  9.51     $ 11.94
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          4,803        5,325      5,701      4,777       4,156
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $   9.33     $   8.84    $  8.07    $  6.72     $  8.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          7,849        8,941      9,707      8,237       8,655
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $   7.01     $   6.19    $  5.81    $  4.79     $  7.07
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         14,352       15,822     17,115     16,550      18,765
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  13.88     $  12.94    $ 11.68    $  9.18     $ 14.20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          3,566        4,258      4,710      4,661       5,707
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.63           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            195           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  14.69     $  14.16    $ 12.68    $ 10.01     $ 11.78
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         15,585       17,155     15,959      8,615       6,000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.58           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            135           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  10.54           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            132           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  11.53     $  11.02    $  9.65    $  6.83     $  8.51
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         10,309       11,422     10,509      4,322       2,644
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  15.47     $  14.13    $ 12.18    $  9.29     $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          7,278        7,736      7,229      3,714       2,090
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  26.81     $  26.55    $ 26.78    $ 27.06     $ 27.16
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          4,058        4,693      6,370      9,288      13,759
------------------------------------------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-8


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2010        2009      2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  5.13    $  4.82    $  3.77    $  5.72    $  4.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            1,000      1,089      1,065        656        206
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 16.68    $ 12.81    $  8.29    $ 16.00    $ 13.28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              616        511        412        507        322
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  8.84    $  8.03    $  6.52    $ 10.70    $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              357        450        499        748        372
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 10.39    $  9.17    $  6.72    $ 11.53    $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              462        301        230        230         61
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 10.70    $ 10.78    $ 10.15    $ 10.75    $  9.80
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            3,449      3,688      2,800      1,098      1,411
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 16.35    $ 15.64    $ 14.98    $ 16.29    $ 15.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            1,310      1,604      1,459      1,861      2,329
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 16.12    $ 13.02    $ 10.49    $ 16.18    $ 16.75
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            1,345      1,522      1,675      2,100      2,912
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 15.20    $ 13.27    $  9.45    $ 16.62    $ 15.76
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            1,157      1,232      1,328      1,641        104
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  8.55    $  8.04    $  6.29    $ 10.80    $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              377        355        411        572        298
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $  5.21    $  4.69    $  3.60    $  6.10    $  6.12
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              105        166        145        300        397
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 10.12    $  8.93    $  7.07    $ 11.39    $ 11.87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              314        427        491        424        647
------------------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 10.87    $  9.42    $  6.82    $  9.58    $  8.74
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            1,289      1,281      1,192      1,455      1,731
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           $ 50.84    $ 43.93    $ 32.52    $ 61.99    $ 56.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              669        370        186        233        292
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2005        2004        2003       2002         2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  4.53     $  4.36          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             172          19          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.35          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             172          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                               --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                               --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.92          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             848          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 15.50     $ 15.45     $ 15.13    $ 14.85          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           2,753       2,951       3,122      1,064          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 14.46     $ 14.10     $ 12.18    $  8.48     $ 10.90
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           3,372        3.996      4,084      1,913       1,535
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 16.68     $ 16.30          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             146          19          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                               --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)              --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  5.45     $  5.08          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             286          69          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.41          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             410          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  8.39     $  8.20     $  7.79    $  5.73     $  7.66
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           2,184       2,500       2,016        424         141
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 54.68     $ 51.36     $ 46.56    $ 34.41     $ 49.16
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             331         388         429        338         402
------------------------------------------------------------------------------------------------------------------------------------


I-9 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING
OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2010        2009      2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 13.34     $ 12.76    $ 11.97     $ 11.87     $ 11.36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          4,073       4,407      4,240       5,230       6,686
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 12.93     $ 12.28    $  9.61     $ 18.51     $ 16.73
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          1,251       1,474      1,547       1,972       2,676
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 10.71     $  9.76    $  7.48     $ 12.58     $ 12.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            856         922      1,012       1,291       1,745
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.98     $ 10.76    $  8.90     $ 14.46     $ 14.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          1,891       2,160      2,480       3,218       4,325
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.49     $  9.20    $  6.60     $ 11.88     $ 10.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          1,969       2,263      2,611       3,156       4,520
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 14.89     $ 12.12    $  8.53     $ 13.54     $ 13.75
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          1,605       1,844      2,077       2,710       3,885
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
  Unit value                                                         $ 26.70     $ 25.45    $ 23.59     $ 31.34     $ 30.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          1,666       1,854      2,063       2,743       3,798
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $  8.32     $  6.63    $  5.01     $  8.79     $  8.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            379         322        350         436         605
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 15.89     $ 12.97    $ 10.43     $ 17.05     $ 19.22
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          2,303       2,646      3,075       3,968       5,693
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                         $ 11.45     $  9.88    $  6.34     $ 12.17     $ 10.46
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          1,814       2,062      2,147       2,564       3,343
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                --------------------------------------------------------------------
                                                                        2005        2004        2003       2002         2001
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 11.12     $ 11.11     $ 10.87    $ 10.64          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           7,527       8,293       8,217      3,282          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 13.57     $ 11.94     $ 10.29    $  7.79          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           2,300       2,160       1,684        553          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.89     $ 10.37     $  9.61    $  7.62          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           1,956       2,038       1,850        635          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.07     $ 11.46     $ 10.17    $  7.89          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,766       4,712       3,848      1,272          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 10.01     $  9.38     $  8.53    $  6.18          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           5,281       6,078       5,628      1,488          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 12.18     $ 11.53     $ 10.17    $  7.35          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,432       5,059       3,927      1,262          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 28.55     $ 28.15     $ 26.32    $ 21.83     $ 22.86
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,585       5,526       5,467      2,248       1,835
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  7.94     $  7.51          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)             410          22          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $ 16.83     $ 16.33     $ 14.17    $ 10.49     $ 12.37
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           6,888       7,850       7,354      5,021       3,274
------------------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          $  9.91     $  9.05     $  8.76    $  5.65          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           4,090       4,725       1,117        205          --
------------------------------------------------------------------------------------------------------------------------------------




                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-10

Appendix II: Purchase considerations for QP contracts


--------------------------------------------------------------------------------

This information is provided for historical purposes only. The contract is no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator(R) Elite(SM) QP contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Elite(SM) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Elite(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 or if later, the first contract anniversary.


If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.


Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and


o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the plan trust.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


II-1 APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2011 to a fixed maturity option with a maturity date of February 15, 2019 (eight years later) at a hypothetical rate to maturity of 7.00% "h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2015(a) .




------------------------------------------------------------------------------------------------------------------------------------
                                                                                      HYPOTHETICAL ASSUMED RATE TO MATURITY
                                                                                          "J" IN THE CALCULATIONS BELOW)
                                                                                                   FEBRUARY 15, 2015
                                                                             -------------------------------------------------------
                                                                                               5.00%                9.00%
------------------------------------------------------------------------------------------------------------------------------------
AS OF FEBRUARY 15, 2015 BEFORE WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
(1)  Market adjusted amount(b)                                                                $141,389              $121,737
------------------------------------------------------------------------------------------------------------------------------------
(2)  Fixed maturity amount(c)                                                                 $131,104              $131,104
------------------------------------------------------------------------------------------------------------------------------------
(3)  Market value adjustment: (1) - (2)                                                       $ 10,285              $ (9,367)
------------------------------------------------------------------------------------------------------------------------------------
ON FEBRUARY 15, 2015 AFTER $50,000 WITHDRAWAL
------------------------------------------------------------------------------------------------------------------------------------
(4)  Portion of market value adjustment associated with the withdrawal:                       $  3,637              $ (3,847)
     (3) x [$50,000/(1)]
------------------------------------------------------------------------------------------------------------------------------------
(5)  Portion of fixed maturity associated with the withdrawal: $50,000 - (4)                  $ 46,363              $ 53,847
------------------------------------------------------------------------------------------------------------------------------------
(6)  Market adjusted amount: (1) - $50,000                                                    $ 91,389              $ 71,737
------------------------------------------------------------------------------------------------------------------------------------
(7)  Fixed maturity amount: (2) - (5)                                                         $ 84,741              $ 77,257
------------------------------------------------------------------------------------------------------------------------------------
(8)  Maturity value(d)                                                                        $111,099              $101,287
------------------------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:


(a)      Number of days from the withdrawal date to the maturity date = D = 1,461

(b)      Market adjusted amount is based on the following calculation:

                 Maturity value         =          $171,882               where j is either 5% or 9%
         ----------------------------      ----------------------------
                  (1+j)(D/365)                  (1+j)(1,461/365)

(c)      Fixed maturity amount is based on the following calculation:

                 Maturity value         =          $171,882
         ----------------------------      ----------------------------
                  (1+h)(D/365)                 (1+0.07)(1,461/365)

(d)      Maturity value is based on the following calculation:

         Fixed maturity amount x (1+h)(D/365)  = ($84,741 or $77,257) x (1+0.07)(1,461/365)


                             APPENDIX III: MARKET VALUE ADJUSTMENT EXAMPLE III-1

Appendix IV: Enhanced death benefit example


--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond Index, EQ/Money Market, the guaranteed interest option or the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:

--------------------------------------------------------------------------------
   END OF
  CONTRACT                    6% ROLL-UP TO AGE 85   ANNUAL RATCHET TO AGE 85
    YEAR      ACCOUNT VALUE       BENEFIT BASE             BENEFIT BASE
--------------------------------------------------------------------------------
      1          $105,000         $  106,000(1)            $  105,000(3)
--------------------------------------------------------------------------------
      2          $115,500         $  112,360(2)            $  115,500(3)
--------------------------------------------------------------------------------
      3          $129,360         $  119,102(2)            $  129,360(3)
--------------------------------------------------------------------------------
      4          $103,488         $  126,248(1)            $  129,360(4)
--------------------------------------------------------------------------------
      5          $113,837         $  133,823(1)            $  129,360(4)
--------------------------------------------------------------------------------
      6          $127,497         $  141,852(1)            $  129,360(4)
--------------------------------------------------------------------------------
      7          $127,497         $  150,363(1)            $  129,360(4)
--------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


6% ROLL-UP TO AGE 85

(1) At the end of contract years 1 and 4 through 7, the 6% Roll-Up to age 85 enhanced death benefit is greater than the current account value.

(2) At the end of contract years 2 and 3, the 6% Roll-Up to age 85 enhanced death benefit is equal to the current account value.

ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown is the greater of the amounts shown under the 6% Roll-Up to age 85.

IV-1 APPENDIX IV: ENHANCED DEATH BENEFIT EXAMPLE

Appendix V: Hypothetical illustrations


--------------------------------------------------------------------------------

   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" Guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) Elite(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.72)% and 3.28% for the Accumulator(R) Elite(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, Protection Plus(SM) benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85" Guaranteed minimum death benefit charge, the Protection Plus(SM) benefit charge and the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                                      APPENDIX V: HYPOTHETICAL ILLUSTRATIONS V-1

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:

     GREATER OF 6% ROLL-UP OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT



--------------------------------------------------------------------------------
                                                            GREATER OF 6%
                                                             ROLL-UP TO
                                                            AGE 85 OR THE
                                                           ANNUAL RATCHET
                                                              TO AGE 85
                                                             GUARANTEED
        CONTRACT                                            MINIMUM DEATH
AGE       YEAR       ACCOUNT VALUE        CASH VALUE           BENEFIT
--------------------------------------------------------------------------------
                      0%        6%       0%        6%        0%        6%
--------------------------------------------------------------------------------
 60         0      100,000  100,000    92,000    92,000   100,000  100,000
 61         1       95,615  101,594    87,615    93,594   106,000  106,000
 62         2       91,284  103,154    84,284    96,154   112,360  112,360
 63         3       87,001  104,676    81,001    98,676   119,102  119,102
 64         4       82,761  106,153    77,761   101,153   126,248  126,248
 65         5       78,555  107,578    78,555   107,578   133,823  133,823
 66         6       74,378  108,945    74,378   108,945   141,852  141,852
 67         7       70,222  110,245    70,222   110,245   150,363  150,363
 68         8       66,080  111,470    66,080   111,470   159,385  159,385
 69         9       61,946  112,611    61,946   112,611   168,948  168,948
 70        10       57,812  113,659    57,812   113,659   179,085  179,085
 75        15       36,775  117,109    36,775   117,109   239,656  239,656
 80        20       14,442  116,313    14,442   116,313   320,714  320,714
 85        25            0  108,997         0   108,997         0  429,187
 90        30            0  112,209         0   112,209         0  429,187
 95        35            0  115,918         0   115,918         0  429,187
------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                                     LIFETIME ANNUAL
                                LIFETIME ANNUAL     GUARANTEED MINIMUM
         TOTAL DEATH BENEFIT   GUARANTEED MINIMUM    INCOME BENEFIT:
           WITH PROTECTION      INCOME BENEFIT:       HYPOTHETICAL
  AGE           PLUS           GUARANTEED INCOME         INCOME
------------------------------------------------------------------------------
             0%        6%          0%       6%          0%       6%
------------------------------------------------------------------------------
 60       100,000  100,000         N/A      N/A         N/A      N/A
 61       108,400  108,400         N/A      N/A         N/A      N/A
 62       117,304  117,304         N/A      N/A         N/A      N/A
 63       126,742  126,742         N/A      N/A         N/A      N/A
 64       136,747  136,747         N/A      N/A         N/A      N/A
 65       147,352  147,352         N/A      N/A         N/A      N/A
 66       158,593  158,593         N/A      N/A         N/A      N/A
 67       170,508  170,508         N/A      N/A         N/A      N/A
 68       183,139  183,139         N/A      N/A         N/A      N/A
 69       196,527  196,527         N/A      N/A         N/A      N/A
 70       210,719  210,719      10,584   10,584      10,584   10,584
 75       295,518  295,518      15,362   15,362      15,362   15,362
 80       408,999  408,999      21,841   21,841      21,841   21,841
 85             0  517,472           0   39,700           0   39,700
 90             0  517,472         N/A      N/A         N/A      N/A
 95             0  517,472         N/A      N/A         N/A      N/A
------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


V-2 APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: Guaranteed principal benefit example


--------------------------------------------------------------------------------


For purposes of these examples, we assume that there was an initial contribution of $100,000, made to the contract on February 15, 2011. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance. GPB Options 1 and 2 were only available at issue. The dates in the example are provided for illustrative purposes only.




----------------------------------------------------------------------------------------------------------------------
                                                                                                    ASSUMING 100%
                                                          ASSUMING 100%                              IN VARIABLE
                                                        IN FIXED MATURITY   UNDER GPB   UNDER GPB    INVESTMENT
                                                              OPTION         OPTION 1    OPTION 2      OPTIONS
----------------------------------------------------------------------------------------------------------------------
Amount allocated to FMO on February 15, 2011
based upon a 3.10% rate to maturity                         100,000          73,670      40,000          --
----------------------------------------------------------------------------------------------------------------------
Initial account value allocated to the variable
investment options on February 15, 2011                        0             26,330      60,000       100,000
----------------------------------------------------------------------------------------------------------------------
Account value in the fixed maturity option on Feb-
ruary 15, 2021                                              135,736         100,000      54,294          0
----------------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the appli-
cable fixed maturity option plus the value of
amounts in the variable investment options on Feb-
ruary 15, 2021 , assuming a 0% gross rate of
return)                                                     135,736         119,678     100,000*       74,737
----------------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the appli-
cable fixed maturity option plus the value of
amounts in the variable investment options on Feb-
ruary 15, 2021 , assuming a 6% gross rate of
return)                                                     135,736         135,834    129,303**      136,098
----------------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the appli-
cable fixed maturity option plus the value of
amounts in the variable investment options on Feb-
ruary 15, 2021 , assuming a 10% gross rate of
return)                                                     135,736         152,428    164,757**      199,118
----------------------------------------------------------------------------------------------------------------------



(1) Since the annuity account value is less than the alternate benefit under GPB Option 2, the annuity account value is adjusted upward to the guaranteed amount or an increase of $4,300 in this example.


(2) Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.



                          APPENDIX VI: GUARANTEED PRINCIPAL BENEFIT EXAMPLE VI-1

Appendix VII: Protection Plus(SM) example


--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes Protection Plus for an annuitant age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. If you purchased your contract after approximately September 2003, the example shown in the second and third columns apply. For all other contract owners, the example in the last two columns apply. The calculation is as follows:



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        $3000           $6000
                                                                                                      WITHDRAWAL -    WITHDRAWAL -
                                                                  NO          $3000       $6000       PRO RATA         PRO RATA
                                                              WITHDRAWAL   WITHDRAWAL   WITHDRAWAL    TREATMENT       TREATMENT
------------------------------------------------------------------------------------------------------------------------------------
   A  INITIAL CONTRIBUTION                                    100,000       100,000     100,000        100,000         100,000
------------------------------------------------------------------------------------------------------------------------------------
   B  DEATH BENEFIT: prior to withdrawal.(1)                  104,000       104,000     104,000        104,000         104,000
------------------------------------------------------------------------------------------------------------------------------------
   C  PROTECTION PLUS EARNINGS: Death Benefit less net          4,000        4,000       4,000            N/A             N/A
      contributions (prior to the withdrawal in D).
      B minus A.
------------------------------------------------------------------------------------------------------------------------------------
   D  WITHDRAWAL                                                 0           3,000       6,000           3,000          6,000
------------------------------------------------------------------------------------------------------------------------------------
   E  WITHDRAWAL % AS A % OF AV (ASSUMING DEATH BENEFIT        0.00%          N/A         N/A            2.88%          5.77%
      = AV)
      greater of D divided by B
------------------------------------------------------------------------------------------------------------------------------------
   F  EXCESS OF THE WITHDRAWAL OVER THE PROTECTION PLUS          0             0         2,000            N/A            N/A
      EARNINGS
      greater of D minus C or zero
------------------------------------------------------------------------------------------------------------------------------------
   G  NET CONTRIBUTIONS (adjusted for the withdrawal in D)    100,000       100,000      98,000          97,115         94,231
      A reduced for E or F
------------------------------------------------------------------------------------------------------------------------------------
   H  DEATH BENEFIT (adjusted for the withdrawal in D)        104,000       101,000      98,000          101,000        98,000
      B minus D
------------------------------------------------------------------------------------------------------------------------------------
   I  DEATH BENEFIT LESS NET CONTRIBUTIONS                     4,000         1,000          0             3,885          3,769
      H minus G
------------------------------------------------------------------------------------------------------------------------------------
   J  PROTECTION PLUS FACTOR                                     40%          40%         40%             40%             40%
------------------------------------------------------------------------------------------------------------------------------------
   K  PROTECTION PLUS BENEFIT                                  1,600          400          0             1,554           1,508
      I times J
------------------------------------------------------------------------------------------------------------------------------------
   L  DEATH BENEFIT: Including Protection Plus                105,600       101,400      98,000         102,554          99,508
      H plus K
------------------------------------------------------------------------------------------------------------------------------------



(1) The Death Benefit is the greater of the Account Value or any applicable death benefit


VII-1 APPENDIX VII: PROTECTION PLUS(SM) EXAMPLE

Appendix VIII: State contract availability and/or variations of certain features and benefits



--------------------------------------------------------------------------------
Certain information is provided for historical purposes only. The contract is no longer available to new purchasers.

The following information is a summary of the states where the Accumulator(R) Elite(SM) contract or certain features and/or benefits are either not available or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and can not be added. Please contact your financial professional for more information about availability in your state. See also the "Contract Variations" appendix later in this Prospectus for information about the availability of certain features and their charges, if applicable, under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) ELITE(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


------------------------------------------------------------------------------------------------------------------------------------
STATE           FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See ''Contract features and benefits''--''Your right  If you reside in the state of California and you are age 60
                to cancel within a certain number of days''           and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                      If you allocate your entire initial contribution to the
                                                                      money market account (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial
                                                                      contribution. If you allocate any portion of your initial
                                                                      contribution to the variable investment options (other than the money market account) and/or fixed maturity options,
                                                                      your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA         See "Transfers of ownership, collateral assignments,  The second paragraph in this section is deleted.
                loans and borrowing" in "More information"
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        See "Selecting an annuity payout option" under "Your  Annuity payments may be elected twelve months from the
                annuity payout options" in "Accessing your money"     contract date.
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND        Fixed maturity options                                Not Available

                Guaranteed principal benefit option 1 and Guaranteed  Not Available principal benefit option 2
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Automatic investment program                          Not Available

                Annual administrative charge                          The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

                See "How you can purchase and contribute to your      Additional contributions are limited to the first two years
                contract" in "Contract features and benefits"         after the contract issue date only.

                See "Disability, terminal illness or confinement to   This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in "Charges
                and expenses"
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA       See "Principal Protector(SM)" in "Contract features   Principal Protector(SM) is discontinued if the Beneficiary
                and benefits" and "Beneficiary continuation option"   continuation option is elected.
                in "Payment of death benefit"
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        Greater of the 6% Roll-Up or Annual Ratchet           Not Available (you have a choice of the standard death benefit
                Guaranteed minimum death benefit                      or the Annual Ratchet to age 85 guaranteed minimum death
                                                                      benefit), as described earlier in this Prospectus.

                Guaranteed minimum death benefit/guaranteed minimum   Not Available
                income benefit roll-up benefit base reset

                Guaranteed minimum income benefit no lapse guarantee  Not Available
------------------------------------------------------------------------------------------------------------------------------------

                 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                            CERTAIN FEATURES AND BENEFITS VIII-1


------------------------------------------------------------------------------------------------------------------------------------
STATE           FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        Principal Protector(SM)                               Not Available
(CONTINUED)
                Protection Plus(SM)                                   Not Available

                See "Insufficient account value" in "Determining      If your account value in the variable investment options and
                your contract's value"                                the fixed maturity options is insufficient to pay the annual administrative charge, or the Annual Ratchet to age 85 death benefit charge, and you have no account value in the
                                                                      guaranteed interest option, your contract will terminate
                                                                      without value, and you will lose any applicable benefits. See
                                                                      "Charges and expenses" earlier in this Prospectus.

                See "The amount applied to purchase an annuity        For fixed annuity period certain payout options only, the
                payout option" in "Accessing your money"              amount applied to the annuity benefit is the greater of the cash value or 95% of what the account value would be if no withdrawal charge applied.

                See "Annuity maturity date" in "accessing your        The maturity date by which you must take a lump sum withdrawal
                money"                                                or select an annuity payout option is as follows:

                                                                                                      Maximum
                                                                      Issue age                       Annuitization age
                                                                      ---------                       -----------------
                                                                      0-80                            90
                                                                      81                              91
                                                                      82                              92
                                                                      83                              93
                                                                      84                              94
                                                                      85                              95

                                                                      Please see this section earlier in this Prospectus for more information.

                See "Charges and expenses"                            With regard to the Annual administrative, Annual Ratchet to age 85 death benefit, Guaranteed principal benefit option 2 and Guaranteed minimum income benefit charges, respectively, we will deduct the related charge, as follows for each: we will deduct the charge from your value in the variable
                                                                      investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest
                                                                      maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the
                                                                      charge from the account for special dollar cost averaging (not available if the Guaranteed principal benefit option is
                                                                      elected). If such amounts are still insufficient, we will
                                                                      deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

                                                                      Deductions from the fixed maturity options (including the
                                                                      Special 10 year fixed maturity option) cannot cause the
                                                                      credited net interest for the contract year to fall below
                                                                      1.5%.
------------------------------------------------------------------------------------------------------------------------------------


VIII-2 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE           FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        Fixed maturity options --  withdrawal charges         With regard to the Annual administrative, and either enhanced
(CONTINUED)                                                           death benefit and the Guaranteed minimum income benefit
                                                                      charges only, if your account value in the variable investment options and the fixed maturity options is insufficient to pay the applicable charge, and you have no account value in the guaranteed interest option, your contract will terminate
                                                                      without value and you will lose any applicable guaranteed
                                                                      benefits. Please see "Insufficient account value" in
                                                                      "Determining your contract's value" earlier in this
                                                                      Prospectus.

                                                                      The withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 7% and will be determined by applying the New York Alternate Scale I shown below. If you withdraw amounts that have been
                                                                      transferred from one fixed maturity option to another, we
                                                                      use the New York Alternate Scale II (also shown below) if it produces a higher charge than Alternate Scale I.

                                                                      The withdrawal charge may not exceed the withdrawal charge that would normally apply to the contract. If a contribution has been in the contract for more than 4 years and therefore would have no withdrawal charge, no withdrawal charge will apply. Use of a New York Alternate Scale can only result in a lower charge. We will compare the result of applying Alternate
                                                                      Scale I or II, as the case may be, to the result of applying the normal withdrawal charge, and will charge the lower
                                                                      withdrawal charge.

                                                                      --------------------------------------------------------------
                                                                       NY ALTERNATE SCALE I        NY ALTERNATE SCALE II

                                                                       Year of investment in       Year of transfer within fixed
                                                                       fixed maturity option(1)    maturity option*
                                                                      --------------------------------------------------------------
                                                                       Within year 1         7%      Within year 1         5%
                                                                      --------------------------------------------------------------
                                                                       2                     6%    2                       4%
                                                                      --------------------------------------------------------------
                                                                       3                     5%    3                       3%
                                                                      --------------------------------------------------------------
                                                                       4                     4%    4                       2%
                                                                      --------------------------------------------------------------
                                                                       After year 5          0%    After year 5            0%
                                                                      --------------------------------------------------------------
                                                                      Not to exceed 1% times the number of years remaining in the fixed maturity option, rounded to the higher number of years.
                                                                      In other words, if 4.3 years remain, it would be a 5% charge.

                                                                      (1) Measured from the contract date anniversary prior to the date of the contribution or transfer.

                                                                      If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for
                                                                      withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed
                                                                      maturity options to which no withdrawal charge applies.
------------------------------------------------------------------------------------------------------------------------------------


                 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                            CERTAIN FEATURES AND BENEFITS VIII-3

------------------------------------------------------------------------------------------------------------------------------------
STATE           FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                              You should consider that on the maturity date of a fixed
(CONTINUED)                                                           maturity option if we have not received your instruction for allocation of your maturity value, we will transfer your
                                                                      maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed
                                                                      maturity options, we will transfer your maturity value to the
                                                                      EQ/Money Market option.

                                                                      The potential for lower withdrawal charges for withdrawal from the fixed maturity options and the potential for a lower "free withdrawal amount" than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity
                                                                      options.
------------------------------------------------------------------------------------------------------------------------------------
OREGON          Guaranteed principal benefit option 1 and             Not Available
                Guaranteed principal benefit option 2

                See "How you can purchase and contribute to your      o   Subsequent contributions are not permitted. This is a
                contract" in "Contract features and benefits"             single premium product.

                                                                      o   Section 1035 exchanges, rollovers, multiple assignments
                                                                          and/or transfers are permitted provided that all
                                                                          documentation is complete and received with the
                                                                          application.

                See "Lifetime required minimum distribution           We generally will not impose a withdrawal charge on minimum
                withdrawals" in "Accessing your money"                distribution withdrawals even if your are not enrolled in our automatic RMD service except if, when added to a lump sum
                                                                      withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free
                                                                      withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our
                                                                      request form. Such minimum distribution withdrawals must be based solely on your contract's account value.

                See "Selecting an annuity payout option" in           The annuity commencement date may not be earlier than four
                "Accessing your money"                                years from the contract issue date.

                See "Disability, terminal illness, or confinement     Item (i) is deleted in its entirety.
                to nursing home" under "Withdrawal charge" in
                "Charges and expenses"

                Automatic Investment Program                          Not Available

                See "Special dollar cost averaging program" in        The special dollar cost averaging program may only be selected
                "Contract Features and Benefits"                      at the time of application.

                See "We require that the following types of           The following is added:
                communications be on specific forms we provide for    (20) requests for required minimum distributions, other than
                that purpose:" in "Who is AXA Equitable?"             pursuant to our automatic RMD service.
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions                                         Your contract refers to contributions as premiums.

                Contribution age limitations                          The following contribution limits apply:

                                                                                                      Maximum
                                                                      Issue age                       contribution age
                                                                      ---------                       -----------------
                                                                      0-75                            82
                                                                      76                              83
                                                                      77                              84
                                                                      78-80                           85
                                                                      81-85                           87
------------------------------------------------------------------------------------------------------------------------------------


VIII-4 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE           FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Special dollar cost averaging program                 In Pennsylvania, we refer to this program as "enhanced rate
(CONTINUED)                                                           dollar cost averaging."

                See "Annuity maturity date" in "Accessing your        The maturity date by which you must take a lump sum withdrawal
                money"                                                or select an annuity payout option is as follows:

                                                                                                      Maximum
                                                                      Issue age                       annuitization age
                                                                      ---------                       -----------------
                                                                      0-75                            85
                                                                      76                              86
                                                                      77                              87
                                                                      78-80                           88
                                                                      81-85                           90

                Loans under Rollover TSA contracts                    Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal
                                                                      Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     IRA, Roth IRA, Inherited IRA, QP and Rollover         Not Available
                TSA contracts

                Beneficiary continuation option (IRA)                 Not Available

                Tax Information -- Special rules for NQ               Income from NQ contracts we issue is U.S. source. A Puerto
                contracts                                             Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico
                                                                      residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing
                                                                      different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto
                                                                      Rico tax for U.S. tax paid. Depending on your personal
                                                                      situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges        The annual administrative charge will not be deducted from
                and expenses"                                         amounts allocated to the Guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
UTAH            See " Transfer of ownership, collateral               The second paragraph in this section is deleted.
                assignments, loans and borrowing" in "More
                information"
------------------------------------------------------------------------------------------------------------------------------------
VERMONT         Loans under Rollover TSA contracts                    Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal
                                                                      Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option (for contracts             Not Available
                issued from approximately December 2004 to
                December 2006)

                Investment simplifier -- Fixed-dollar option          Not Available
                and Interest sweep option

                Fixed maturity options                                Not Available

                Guaranteed Principal Benefit Options 1 and 2          Not Available

                Income Manager(R) payout option                       Not Available

                Protection Plus(SM)                                   Not Available
------------------------------------------------------------------------------------------------------------------------------------


          APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS VIII-5

------------------------------------------------------------------------------------------------------------------------------------
STATE           FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Special dollar cost averaging program (for contracts  o   Available only at issue.
(CONTINUED)     issued from approximately December 2004 to December
                2006)                                                 o   Subsequent contributions cannot be used to elect new
                                                                          programs. You may make subsequent contributions to the
                                                                          initial programs while they are still running.

                See "Guaranteed minimum death benefit"SM in           You have a choice of the standard death benefit, the Annual
                "Contract features and benefits"                      Ratchet to age 85 enhanced death benefit, or the Greater of 4%
                                                                      Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit.

                See "Annual administrative charge" in "Charges and    The annual administrative charge will be deducted from the
                expenses"                                             value in the variable investment options on a pro rata basis.

                See "Withdrawal charge" in "Charges and expenses"     The 10% free withdrawal amount applies to full surrenders.

                See "Withdrawal charge" in "Charges and expenses"     The annuitant has qualified to receive Social Security
                under "Disability, terminal illness, or confinement   disability benefits as certified by the Social Security
                to nursing home"                                      Administration or a statement from an independent U.S.
                                                                      licensed physician stating that the annuitant meets the
                                                                      definition of total disability for at least 6 continuous
                                                                      months prior to the notice of claim. Such disability must be re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------



VIII-6 APPENDIX VIII: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Appendix IX: Contract variations


--------------------------------------------------------------------------------


The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date indicated below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.


In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VIII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD      FEATURE/BENEFIT                                VARIATION
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - December 2003    We require that a specific form that we pro-   Authorization for telephone transfers by your
                              vide be used for certain types of              financial professional are available only for
                              communications.                                contracts distributed through AXA Distributors.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - November 2002    Inherited IRA beneficiary Continuation con-    Unavailable -- accordingly, all references in
                              tract                                          this Prospectus to "Inherited IRA beneficiary
                                                                             Continuation contract" are deleted in their
                                                                             entirety.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - February 2003    Guaranteed minimum income benefit              The fee for this benefit is 0.45%.

                              Annual Ratchet to age 85                       The fee for this benefit is 0.20%.

                              6% Roll-Up to age 85                           The fee for this benefit is 0.35%.

                              The Greater of 6% Roll-Up to age 85 of the     The fee for this benefit is 0.45%.
                              Annual Ratchet to age 85
                              ------------------------------------------------------------------------------------------------------
April 2002 - July 2003        Guaranteed interest option                     No limitations regarding allocations or transfers
                                                                             into the guaranteed interest account.

                              See "Transferring your account value" in       The fifth bullet is deleted in its entirety.
                              "Transferring your money among investment
                              options"
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - September 2003   The guaranteed principal benefits              GPB 2 -- unavailable

                                                                             GPB 1 known as Principal assurance.

                                                                             GPB 1 available with both systematic and sub-
                                                                             stantially equal withdrawals.

                                                                             GPB 1 available with the Guaranteed minimum

                                                                             income benefit.
                              Spousal protection                             Unavailable -- accordingly, all references in
                                                                             this Prospectus to "Spousal protection" are
                                                                             deleted in their entirety.

                              Maximum contributions                          The maximum contributions permitted under all
                                                                             Accumulator series contracts with the same
                                                                             owner or annuitant is $1,500,000.
------------------------------------------------------------------------------------------------------------------------------------


                                           APPENDIX IX: CONTRACT VARIATIONS IX-1

------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD      FEATURE/BENEFIT                                  VARIATION
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - September 2003   How withdrawals (and transfers out of the        If you take a withdrawal(s) up to 6% of your
(continued)                   Special 10 year fixed maturity option) affect    benefit base during a contract year, your ben-
                              your Guaranteed minimum income benefit,          efit base will be reduced on a dollar-for-dollar
                              Guaranteed minimum death benefit and Guar-       basis on the Guaranteed minimum income
                              anteed principal benefit option 2                benefit and the Guaranteed minimum death
                                                                               benefit (including the Greater of 6% Roll-Up to
                                                                               age 85 and the Annual Ratchet to age 85
                                                                               enhanced death benefit). Once a withdrawal is
                                                                               taken that causes the sum of withdrawals in a
                                                                               contract year to exceed 6% of your benefit
                                                                               base, each guaranteed benefit base will then
                                                                               be reduced pro rata.

                              Guaranteed minimum death benefit maximum         84 (not including QP or Inherited IRA contracts)
                              issue age

                              Protection Plus                                  The maximum issue age for this benefit was
                                                                               79.

                                                                               For issue ages 71-79, the applicable death
                                                                               benefit will be multiplied by 25%.

                                                                               In calculating the death benefit, contributions
                                                                               are decreased for withdrawals on a pro rata
                                                                               basis.

                              Guaranteed option charges                        If the contract is surrendered or annuitized or
                                                                               the death benefit is paid on a date other than
                                                                               the contract date anniversary, we will not
                                                                               deduct a pro rata portion of the charge for any
                                                                               applicable guaranteed benefit.

                              Withdrawals treated as surrenders                We will not treat a withdrawal that results in a
                                                                               cash value of less than $500 as a request for a
                                                                               surrender. We will not terminate your contract
                                                                               if you do not make contributions for three con-
                                                                               tract years.

                              Guaranteed minimum income benefit option         Subject to state availability, this option guaran-
                                                                               tees you a minimum amount of fixed income
                                                                               under your choice of a life annuity fixed payout
                                                                               option or an Income Manager level payment
                                                                               life with a period certain payout option.
                                                                               Known as the Living Benefit.

                              Charges we deduct from your variable invest-     Mortality and expense risks  1.10%
                              ment options expressed as an annual              Administrative  0.25%
                              percentage of daily net assets and Administra-   Distribution  0.25%
                              tive charge                                      Total Separate account annual expenses  1.60%

                              Systematic withdrawals                           Your systematic withdrawal may not exceed
                                                                               1.20% (monthly), 3.60% (quarterly) or 15%
                                                                               (annually) of account value.

                              Partial withdrawals                              Partial withdrawals will be subject to a with-
                                                                               drawal charge if they exceed the 15% free
                                                                               withdrawal amount.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2004        Principal Protector(SM) benefit                  Unavailable -- accordingly, all references in
                                                                               this Prospectus to "Principal Protector" are
                                                                               deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - December 2004    Termination of guaranteed benefits               Your guaranteed benefits will not automatically
                                                                               terminate if you change ownership of your NQ
                                                                               contract.
------------------------------------------------------------------------------------------------------------------------------------


IX-2 APPENDIX IX: CONTRACT VARIATIONS

------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD                        FEATURE/BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
                                                Ownership Transfer of NQ
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - January 2005                       No lapse guarantee
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - October 2005                       Roll-Up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
February 2003 - September 2003                  Annual Ratchet to age 85
                                                6% Roll-Up to age 85
                                                Guaranteed minimum income benefit
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004                   Guaranteed minimum income benefit and
                                                Greater of the 6% Roll-Up to age 85 or the
                                                Annual Ratchet to age 85 enhanced death
                                                benefit:

                                                o   Benefit base crediting rate

                                                o   Fee table

                                                Effect of withdrawals on your Greater of the
                                                5% Roll-Up to age 85 or the Annual Ratchet
                                                to age 85 enhanced death benefit
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - February 2004 (for the Guar-   How withdrawals affect your Guaranteed mini-
anteed minimum income benefit) and January      mum income benefit and Greater of the 6%
2004 - February 2005 (for the Greater of the    Roll-Up to age 85 or the Annual Ratchet to
6% Roll-Up to age 85 or the Annual Ratchet to   age 85 enhanced death benefit:
age 85 enhanced death benefit:)
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - February 2009                  6% Roll-Up to age 85 enhanced death benefit
------------------------------------------------------------------------------------------------------------------------------------
January 2004 - February 2009                    Greater of 5% Roll-up to age 85 or the
                                                Annual Ratchet to age 85 enhanced death
                                                benefit
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD                        VARIATION
------------------------------------------------------------------------------------------------------------------------------------
                                                If you transfer ownership of your NQ contract,
                                                your guaranteed benefit options will not be
                                                automatically terminated.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - January 2005                       Unavailable.
------------------------------------------------------------------------------------------------------------------------------------
April 2002 - October 2005                       Unavailable.
------------------------------------------------------------------------------------------------------------------------------------
February 2003 - September 2003                  The fee for this benefit is 0.30%

                                                The fee for this benefit is 0.45%

                                                The fee for this benefit is 0.60%
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004                   The effective annual interest credited to the
                                                applicable benefit base is 5%.(1) Accordingly, all
                                                references in this Prospectus to the "6%
                                                Roll-Up benefit base" are deleted in their
                                                entirety and replaced with "5% Roll-Up ben-
                                                efit base."

                                                Greater of the 5% Roll-Up to age 85 or the
                                                Annual Ratchet to age 85 enhanced death
                                                benefit charge: 0.50%.(1)
                                                Guaranteed minimum income benefit charge:
                                                0.55%(1)

                                                Withdrawals will reduce each of the benefit
                                                bases on a pro rata basis only.
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - February 2004 (for the Guar-   In calculating whether your withdrawal will
anteed minimum income benefit) and January      reduce your Roll-Up benefit base portion of
2004 - February 2005 (for the Greater of the    your Guaranteed minimum income benefit base
6% Roll-Up to age 85 or the Annual Ratchet to   on a pro rata or dollar-for-dollar basis, with-
age 85 enhanced death benefit:)                 drawal charges will be included in the
                                                withdrawal amount.
------------------------------------------------------------------------------------------------------------------------------------
September 2003 - February 2009                  Unavailable -- accordingly all references to
                                                this feature are deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------
January 2004 - February 2009                    Unavailable -- accordingly all references to
                                                this feature are deleted in their entirety.
------------------------------------------------------------------------------------------------------------------------------------



(1) Contract owners who elected the Guaranteed minimum income benefit and/or the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit had a limited opportunity to change to the new versions of these benefits, as they are described in "Contract features and benefits" and "Accessing your money," earlier in this Prospectus.



                                           APPENDIX IX: CONTRACT VARIATIONS IX-3

Appendix X: Tax-sheltered annuity contracts (TSAs)


--------------------------------------------------------------------------------

GENERAL; FINAL REGULATIONS UNDER SECTION 403(B)

This Appendix reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity" contracts "TSAs"). The discussion in this Appendix generally assumes that a TSA has 403(b) contract status or qualifies as a 403(b) contract. In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 "Rev. Rul. 90-24"), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual, and with the characterization of funds in the contract remaining the same as under the prior contract. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 are permitted only with plan or employer approval as described below.


PERMISSIBLE CONTRIBUTIONS TO THE ACCUMULATOR(R) ELITE(SM) TSA CONTRACTS

Contributions to an Accumulator(R) Elite(SM) TSA contract are extremely limited. AXA Equitable permits Contributions to be made to an Accumulator(R) Elite(SM) TSA contract only where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employers 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) Elite(SM) TSA contract and other funding vehicles under the plan.

AXA Equitable does not accept employer-remitted contributions. AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) Elite(SM) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction. Contributions must be made in the form of a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a direct rollover from another eligible retirement plan.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Elite(SM) Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o    the owner dies; or

o the plan under which the Accumulator(R) Elite(SM) TSA contract is purchased is terminated.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding described under "Federal and state income tax withholding and information reporting" in the "Tax Information" section of the Prospectus. In addition, TSA contract distributions may be subject to additional tax penalties.



X-1 APPENDIX X: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to an Accumulator(R) Elite(SM) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS


As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) The greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Elite(SM) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    The loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.



                          APPENDIX X: TAX-SHELTERED ANNUITY CONTRACTS (TSAS) X-2

You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. An Accumulator(R) Elite(SM) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, or contract exchange under the same 403(b) plan, are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

The required minimum distribution rules applicable to 403(b) annuity contracts are generally the same as those applicable to traditional IRAs described in the "Tax Information" section of the Prospectus with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Elite(SM) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Elite(SM) Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).



X-3 APPENDIX X: TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Statement of additional information


--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            PAGE
Who is AXA Equitable?                                                          2
Unit Values                                                                    2
Custodian and Independent Registered Public Accounting Firm                    2
Distribution of the Contracts                                                  2
Financial Statements                                                           2
HOW TO OBTAIN AN ACCUMULATOR(R) ELITE(SM) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:


    Retirement Service Solutions
    P.O. Box 1547
    Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------


Please send me an Accumulator(R) Elite(SM) SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.




--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                                  State          Zip


                                                     e13520/Elite '02/'04 Series

Accumulator(R) Elite(SM)

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2011


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Elite(SM) Prospectus, dated May 1, 2011. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.



TABLE OF CONTENTS



Who is AXA Equitable?                                         2
Unit Values                                                   2
Custodian and Independent Registered Public Accounting Firm   2
Distribution of the Contracts                                 2
Financial statements                                          2



              Copyright 2011 AXA Equitable Life Insurance Company.
 All rights reserved. Accumulator(R) is a registered service mark and Elite(SM) is a service mark of AXA Equitable Life Insurance Company.



                                         Accumulator(R) Elite(SM) '02/'04 Series
                                                                          e13520

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R) Elite(SM).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
                                      (a)
                                     -----  - c
                                      (b)
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.65%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.


The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $399,625,078 in 2010, $429,091,474 in 2009 and $750,235,874 in 2008, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $10,963,063, $40,223,293, and $81,519,894, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $576,147,169 in 2010, $557,277,070 in 2009 and
$677,871,467 in 2008. Of these amounts, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................FSA-3
   Statements of Operations for the Year Ended December 31, 2010..........FSA-51
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2010 and 2009............................................FSA-72
   Notes to Financial Statements.........................................FSA-111


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009...................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
    2009 and 2008............................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2010, 2009 and 2008..........................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008............................................................F-7
   Notes to Consolidated Financial Statements................................F-9



                                     FSA-1
                                                                          e13344

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                        ALLIANCEBERNSTEIN VPS
                                                           ALL ASSET       BALANCED WEALTH
                                                          ALLOCATION*    STRATEGY PORTFOLIO
                                                         ------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $1,739,921         $2,017,581
Receivable for The Trusts shares sold...................          68                 82
Receivable for policy-related transactions..............          --                 --
                                                          ----------         ----------
  Total assets..........................................   1,739,989          2,017,663
                                                          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          --                 --
Payable for policy-related transactions.................          68                 --
                                                          ----------         ----------
  Total liabilities.....................................          68                 --
                                                          ----------         ----------
NET ASSETS..............................................  $1,739,921         $2,017,663
                                                          ==========         ==========
NET ASSETS:
Accumulation Units......................................   1,727,806          2,017,663
Retained by AXA Equitable in Separate Account No. 49....      12,115                 --
                                                          ----------         ----------
TOTAL NET ASSETS........................................  $1,739,921         $2,017,663
                                                          ==========         ==========
Investments in shares of The Trusts, at cost............  $1,641,230         $1,934,837
The Trusts shares held
 Class A................................................      94,236                 --
 Class B................................................          --            177,292
 Class II...............................................          --                 --


                                                          ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                           INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                                PORTFOLIO           COMPANY VALUE          VALUE
                                                         ----------------------- ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value......        $1,620,695            $385,098          $2,654,000
Receivable for The Trusts shares sold...................                --                  16                  --
Receivable for policy-related transactions..............            76,195                  --               4,411
                                                                ----------            --------          ----------
  Total assets..........................................         1,696,890             385,114           2,658,411
                                                                ----------            --------          ----------
LIABILITIES:
Payable for The Trusts shares purchased.................            76,195                  --               4,411
Payable for policy-related transactions.................                --                   2                  --
                                                                ----------            --------          ----------
  Total liabilities.....................................            76,195                   2               4,411
                                                                ----------            --------          ----------
NET ASSETS..............................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
NET ASSETS:
Accumulation Units......................................         1,620,641             385,112           2,653,932
Retained by AXA Equitable in Separate Account No. 49....                54                  --                  68
                                                                ----------            --------          ----------
TOTAL NET ASSETS........................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
Investments in shares of The Trusts, at cost............        $1,494,748            $354,409          $2,425,464
The Trusts shares held
 Class A................................................                --                  --                  --
 Class B................................................            88,854                  --                  --
 Class II...............................................                --              40,881             187,695

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                             ALLOCATION*       STRATEGY*       ALLOCATION*
                                                          ----------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $3,079,756,222    $508,823,895    $1,971,243,303
Receivable for The Trusts shares sold....................         479,531              --           801,593
Receivable for policy-related transactions...............              --       2,194,365                --
                                                           --------------    ------------    --------------
  Total assets...........................................   3,080,235,753     511,018,260     1,972,044,896
                                                           --------------    ------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased..................              --       2,194,365                --
Payable for policy-related transactions..................         479,531              --           801,593
                                                           --------------    ------------    --------------
  Total liabilities......................................         479,531       2,194,365           801,593
                                                           --------------    ------------    --------------
NET ASSETS...............................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
NET ASSETS:
Accumulation Units.......................................   3,079,631,683     508,705,787     1,970,907,035
Retained by AXA Equitable in Separate Account No. 49.....         124,539         118,108           336,268
                                                           --------------    ------------    --------------
TOTAL NET ASSETS.........................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
Investments in shares of The Trusts, at cost.............  $3,446,628,034    $482,971,577    $1,960,537,946
The Trusts shares held
 Class A.................................................         782,885             927                --
 Class B.................................................     306,283,300      41,474,365       206,153,419


                                                           AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                           GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                          ------------------ ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......    $283,777,531       $166,454,589         $1,775,712,144
Receivable for The Trusts shares sold....................              --                 --              1,070,597
Receivable for policy-related transactions...............         270,032            678,956                     --
                                                             ------------       ------------         --------------
  Total assets...........................................     284,047,563        167,133,545          1,776,782,741
                                                             ------------       ------------         --------------
LIABILITIES:
Payable for The Trusts shares purchased..................         270,032            678,956                     --
Payable for policy-related transactions..................              --                 --              1,070,597
                                                             ------------       ------------         --------------
  Total liabilities......................................         270,032            678,956              1,070,597
                                                             ------------       ------------         --------------
NET ASSETS...............................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
NET ASSETS:
Accumulation Units.......................................     283,664,722        166,345,111          1,775,691,547
Retained by AXA Equitable in Separate Account No. 49.....         112,809            109,478                 20,597
                                                             ------------       ------------         --------------
TOTAL NET ASSETS.........................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
Investments in shares of The Trusts, at cost.............    $272,367,495       $163,672,009         $1,819,288,511
The Trusts shares held
 Class A.................................................              --                 --                     --
 Class B.................................................      23,653,669         14,847,562            184,609,620

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA GROWTH      AXA MODERATE      AXA MODERATE
                                                                STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $571,911,092    $7,547,080,015     $1,269,281,092
Receivable for The Trusts shares sold.......................            --         3,532,358                 --
Receivable for policy-related transactions..................       951,757                --          3,279,156
                                                              ------------    --------------     --------------
  Total assets..............................................   572,862,849     7,550,612,373      1,272,560,248
                                                              ------------    --------------     --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       951,757                --          3,279,156
Payable for policy-related transactions.....................            --         3,532,358                 --
                                                              ------------    --------------     --------------
  Total liabilities.........................................       951,757         3,532,358          3,279,156
                                                              ------------    --------------     --------------
NET ASSETS..................................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
NET ASSETS:
Accumulation Units..........................................   571,787,520     7,546,931,082      1,269,197,892
Retained by AXA Equitable in Separate Account No. 49........       123,572           148,933             83,200
                                                              ------------    --------------     --------------
TOTAL NET ASSETS............................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
Investments in shares of The Trusts, at cost................  $527,060,443    $8,170,329,183     $1,193,794,885
The Trusts shares held
 Class A....................................................           893         1,063,445                 --
 Class B....................................................    43,741,744       563,326,596         98,398,293


                                                              AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                                 ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                             ------------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $10,993,409,025     $25,069,461    $22,646,483
Receivable for The Trusts shares sold.......................         1,191,294              --             --
Receivable for policy-related transactions..................                --          47,140         69,518
                                                               ---------------     -----------    -----------
  Total assets..............................................    10,994,600,319      25,116,601     22,716,001
                                                               ---------------     -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --          47,140         69,518
Payable for policy-related transactions.....................         1,191,294              --             --
                                                               ---------------     -----------    -----------
  Total liabilities.........................................         1,191,294          47,140         69,518
                                                               ---------------     -----------    -----------
NET ASSETS..................................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
NET ASSETS:
Accumulation Units..........................................    10,993,090,219      24,898,455     22,474,567
Retained by AXA Equitable in Separate Account No. 49........           318,806         171,006        171,916
                                                               ---------------     -----------    -----------
TOTAL NET ASSETS............................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
Investments in shares of The Trusts, at cost................   $12,650,610,542     $22,144,687    $20,182,712
The Trusts shares held
 Class A....................................................         1,515,826          10,360         10,340
 Class B....................................................     1,059,614,606       1,635,643      1,466,522

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                          AXA TACTICAL        BLACKROCK
                                                          AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                          MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                         -------------- ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $51,550,260      $42,768,360       $20,063,449
Receivable for The Trusts shares sold...................           --               --                --
Receivable for policy-related transactions..............       97,502           83,952           140,549
                                                          -----------      -----------       -----------
  Total assets..........................................   51,647,762       42,852,312        20,203,998
                                                          -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.................       97,502           83,952           140,549
Payable for policy-related transactions.................           --               --                --
                                                          -----------      -----------       -----------
  Total liabilities.....................................       97,502           83,952           140,549
                                                          -----------      -----------       -----------
NET ASSETS..............................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
NET ASSETS:
Accumulation Units......................................   51,398,587       42,628,384        20,063,150
Retained by AXA Equitable in Separate Account No. 49....      151,673          139,976               299
                                                          -----------      -----------       -----------
TOTAL NET ASSETS........................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
Investments in shares of The Trusts, at cost............  $47,468,140      $39,430,218       $18,834,607
The Trusts shares held
 Class A................................................       10,299           10,259                --
 Class B................................................    3,755,162        3,352,720                --
 Class III..............................................           --               --         1,384,641


                                                              BLACKROCK
                                                          LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                              V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,845,601          $664,656,308           $464,410,381
Receivable for The Trusts shares sold...................             --                    --                     --
Receivable for policy-related transactions..............          3,678               128,585                 28,542
                                                             ----------          ------------           ------------
  Total assets..........................................      1,849,279           664,784,893            464,438,923
                                                             ----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased.................          3,678               128,585                 23,952
Payable for policy-related transactions.................             --                    --                     --
                                                             ----------          ------------           ------------
  Total liabilities.....................................          3,678               128,585                 23,952
                                                             ----------          ------------           ------------
NET ASSETS..............................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
NET ASSETS:
Accumulation Units......................................      1,845,394           664,624,418            464,414,971
Retained by AXA Equitable in Separate Account No. 49....            207                31,890                     --
                                                             ----------          ------------           ------------
TOTAL NET ASSETS........................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
Investments in shares of The Trusts, at cost............     $1,671,384          $924,856,070           $410,183,736
The Trusts shares held
 Class A................................................             --               123,550                144,509
 Class B................................................             --            78,396,889             29,179,004
 Class III..............................................        170,731                    --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/AXA FRANKLIN  EQ/BLACKROCK    EQ/BLACKROCK
                                                                 SMALL CAP      BASIC VALUE   INTERNATIONAL
                                                                VALUE CORE*       EQUITY*         VALUE*
                                                             ---------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $134,741,569    $860,552,937   $740,631,093
Receivable for The Trusts shares sold.......................         81,821              --             --
Receivable for policy-related transactions..................             --         428,341        108,744
                                                               ------------    ------------   ------------
  Total assets..............................................    134,823,390     860,981,278    740,739,837
                                                               ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --         428,341         96,473
Payable for policy-related transactions.....................         81,821              --             --
                                                               ------------    ------------   ------------
  Total liabilities.........................................         81,821         428,341         96,473
                                                               ------------    ------------   ------------
NET ASSETS..................................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
NET ASSETS:
Accumulation Units..........................................    134,629,834     860,516,473    740,643,364
Retained by AXA Equitable in Separate Account No. 49........        111,735          36,464             --
                                                               ------------    ------------   ------------
TOTAL NET ASSETS............................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
Investments in shares of The Trusts, at cost................   $103,971,417    $857,956,172   $852,008,669
The Trusts shares held
 Class A....................................................        138,819         900,887        258,919
 Class B....................................................     13,036,121      61,983,388     63,016,066


                                                              EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                                EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                             -------------------- --------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $215,429,676          $46,907,835         $338,965,958
Receivable for The Trusts shares sold.......................               --                   --                   --
Receivable for policy-related transactions..................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
  Total assets..............................................      215,492,959           46,942,971          339,079,435
                                                                 ------------          -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................           63,283               35,136              113,477
Payable for policy-related transactions.....................               --                   --                   --
                                                                 ------------          -----------         ------------
  Total liabilities.........................................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
NET ASSETS..................................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
NET ASSETS:
Accumulation Units..........................................      215,424,415           46,878,723          338,893,178
Retained by AXA Equitable in Separate Account No. 49........            5,261               29,112               72,780
                                                                 ------------          -----------         ------------
TOTAL NET ASSETS............................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
Investments in shares of The Trusts, at cost................     $205,498,381          $48,239,303         $341,058,293
The Trusts shares held
 Class A....................................................          169,260                   --               66,238
 Class B....................................................       40,715,293            6,521,305           25,711,085

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  EQ/CAPITAL         EQ/COMMON        EQ/CORE
                                                              GUARDIAN RESEARCH*   STOCK INDEX*     BOND INDEX*
                                                             -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $905,290,541      $804,897,564   $1,103,062,951
Receivable for The Trusts shares sold.......................           45,150            23,833          170,659
Receivable for policy-related transactions..................               --                --               --
                                                                 ------------      ------------   --------------
  Total assets..............................................      905,335,691       804,921,397    1,103,233,610
                                                                 ------------      ------------   --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................               --                --               --
Payable for policy-related transactions.....................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
  Total liabilities.........................................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
NET ASSETS..................................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
NET ASSETS:
Accumulation Units..........................................      905,191,312       804,868,002    1,102,808,517
Retained by AXA Equitable in Separate Account No. 49........           99,229            29,562          254,434
                                                                 ------------      ------------   --------------
TOTAL NET ASSETS............................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
Investments in shares of The Trusts, at cost................     $963,311,014      $852,787,042   $1,163,656,658
The Trusts shares held
 Class A....................................................           49,571            68,656               --
 Class B....................................................       74,423,211        50,280,867      113,444,440


                                                               EQ/DAVIS NEW      EQ/EQUITY         EQ/EQUITY
                                                              YORK VENTURE*      500 INDEX*       GROWTH PLUS*
                                                             --------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $361,365,590    $1,255,796,816    $1,288,166,519
Receivable for The Trusts shares sold.......................       106,275                --           111,152
Receivable for policy-related transactions..................            --           141,187                --
                                                              ------------    --------------    --------------
  Total assets..............................................   361,471,865     1,255,938,003     1,288,277,671
                                                              ------------    --------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --           141,187                --
Payable for policy-related transactions.....................       106,275                --           118,599
                                                              ------------    --------------    --------------
  Total liabilities.........................................       106,275           141,187           118,599
                                                              ------------    --------------    --------------
NET ASSETS..................................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
NET ASSETS:
Accumulation Units..........................................   361,247,550     1,255,738,038     1,288,090,645
Retained by AXA Equitable in Separate Account No. 49........       118,040            58,778            68,427
                                                              ------------    --------------    --------------
TOTAL NET ASSETS............................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
Investments in shares of The Trusts, at cost................  $337,074,291    $1,227,388,723    $1,308,183,403
The Trusts shares held
 Class A....................................................       406,564           264,723                --
 Class B....................................................    36,711,241        57,253,865        86,197,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/FRANKLIN         EQ/FRANKLIN        EQ/GAMCO MERGERS &
                                                          CORE BALANCED*   TEMPLETON ALLOCATION*      ACQUISITIONS*
                                                         ---------------- ----------------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $546,123,131        $1,378,300,270         $181,486,132
Receivable for The Trusts shares sold...................        109,995                    --              276,769
Receivable for policy-related transactions..............             --                54,420                   --
                                                           ------------        --------------         ------------
  Total assets..........................................    546,233,126         1,378,354,690          181,762,901
                                                           ------------        --------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                54,420                   --
Payable for policy-related transactions.................        109,995                    --              276,769
                                                           ------------        --------------         ------------
  Total liabilities.....................................        109,995                54,420              276,769
                                                           ------------        --------------         ------------
NET ASSETS..............................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
NET ASSETS:
Accumulation Units......................................    545,896,208         1,378,222,527          181,401,268
Retained by AXA Equitable in Separate Account No. 49....        226,923                77,743               84,864
                                                           ------------        --------------         ------------
TOTAL NET ASSETS........................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
Investments in shares of The Trusts, at cost............   $541,557,077        $1,411,456,902         $171,608,454
The Trusts shares held
 Class A................................................         82,004                69,697              143,653
 Class B................................................     63,652,585           176,825,652           14,412,782


                                                          EQ/GAMCO SMALL     EQ/GLOBAL          EQ/GLOBAL
                                                          COMPANY VALUE*     BOND PLUS*    MULTI-SECTOR EQUITY*
                                                         ---------------- --------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $872,302,060    $474,583,744       $1,136,406,800
Receivable for The Trusts shares sold...................             --         274,778              132,090
Receivable for policy-related transactions..............      1,061,721              --                   --
                                                           ------------    ------------       --------------
  Total assets..........................................    873,363,781     474,858,522        1,136,538,890
                                                           ------------    ------------       --------------
LIABILITIES:
Payable for The Trusts shares purchased.................      1,061,721              --                   --
Payable for policy-related transactions.................             --         379,095              132,090
                                                           ------------    ------------       --------------
  Total liabilities.....................................      1,061,721         379,095              132,090
                                                           ------------    ------------       --------------
NET ASSETS..............................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
NET ASSETS:
Accumulation Units......................................    872,219,583     474,454,680        1,136,390,785
Retained by AXA Equitable in Separate Account No. 49....         82,477          24,747               16,015
                                                           ------------    ------------       --------------
TOTAL NET ASSETS........................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
Investments in shares of The Trusts, at cost............   $646,922,769    $483,598,148       $1,203,738,797
The Trusts shares held
 Class A................................................        438,821         144,509              156,247
 Class B................................................     21,874,831      47,543,759           90,958,319

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT     EQ/INTERNATIONAL
                                                            BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                         ---------------- ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $391,665,216      $786,848,640           $3,466,280
Receivable for The Trusts shares sold...................        854,156           147,320                   51
Receivable for policy-related transactions..............             --                --                   --
                                                           ------------      ------------           ----------
  Total assets..........................................    392,519,372       786,995,960            3,466,331
                                                           ------------      ------------           ----------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                --                   --
Payable for policy-related transactions.................        854,156           147,320                   51
                                                           ------------      ------------           ----------
  Total liabilities.....................................        854,156           147,320                   51
                                                           ------------      ------------           ----------
NET ASSETS..............................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
NET ASSETS:
Accumulation Units......................................    391,600,696       786,843,655            1,330,257
Retained by AXA Equitable in Separate Account No. 49....         64,520             4,985            2,136,023
                                                           ------------      ------------           ----------
TOTAL NET ASSETS........................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
Investments in shares of The Trusts, at cost............   $393,266,546      $890,253,765           $4,033,532
The Trusts shares held
 Class A................................................             --           213,591              336,361
 Class B................................................     39,879,015        81,602,918              148,277


                                                          EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                               GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                         ------------------ ----------------------  ---------------
ASSETS:
Investments in shares of The Trusts, at fair value......    $378,499,268         $281,296,552        $158,869,799
Receivable for The Trusts shares sold...................              --                   --                  --
Receivable for policy-related transactions..............         286,168              187,275              15,302
                                                            ------------         ------------        ------------
  Total assets..........................................     378,785,436          281,483,827         158,885,101
                                                            ------------         ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased.................         286,168              187,275              15,302
Payable for policy-related transactions.................              --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities.....................................         286,168              187,275              15,302
                                                            ------------         ------------        ------------
NET ASSETS..............................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
NET ASSETS:
Accumulation Units......................................     378,367,918          281,252,298         158,845,645
Retained by AXA Equitable in Separate Account No. 49....         131,350               44,254              24,154
                                                            ------------         ------------        ------------
TOTAL NET ASSETS........................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost............    $327,997,992         $309,352,654        $176,631,279
The Trusts shares held
 Class A................................................         242,628              189,572                  --
 Class B................................................      57,992,547           28,528,938          22,006,869

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*
                                                             --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $334,425,287    $262,049,451   $120,935,629
Receivable for The Trusts shares sold.......................       129,748          62,205         21,887
Receivable for policy-related transactions..................            --              --             --
                                                              ------------    ------------   ------------
  Total assets..............................................   334,555,035     262,111,656    120,957,516
                                                              ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --              --             --
Payable for policy-related transactions.....................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
  Total liabilities.........................................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
NET ASSETS..................................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
NET ASSETS:
Accumulation Units..........................................   334,405,707     262,017,410    119,066,750
Retained by AXA Equitable in Separate Account No. 49........        19,580          32,041      1,868,879
                                                              ------------    ------------   ------------
TOTAL NET ASSETS............................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
Investments in shares of The Trusts, at cost................  $277,552,698    $235,763,167   $144,459,665
The Trusts shares held
 Class A....................................................       211,594          53,488        191,961
 Class B....................................................    38,872,195      15,692,411     22,842,314


                                                                EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                                VALUE PLUS*     GROWTH AND INCOME*   LARGE CAP CORE*
                                                             ----------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $1,168,874,647       $158,550,041       $191,944,843
Receivable for The Trusts shares sold.......................         284,211                 --                 --
Receivable for policy-related transactions..................              --            160,241            117,737
                                                              --------------       ------------       ------------
  Total assets..............................................   1,169,158,858        158,710,282        192,062,580
                                                              --------------       ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --            160,241            117,737
Payable for policy-related transactions.....................         284,211                 --                 --
                                                              --------------       ------------       ------------
  Total liabilities.........................................         284,211            160,241            117,737
                                                              --------------       ------------       ------------
NET ASSETS..................................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
NET ASSETS:
Accumulation Units..........................................   1,168,767,148        158,530,664        191,760,969
Retained by AXA Equitable in Separate Account No. 49........         107,499             19,377            183,874
                                                              --------------       ------------       ------------
TOTAL NET ASSETS............................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
Investments in shares of The Trusts, at cost................  $1,635,838,574       $148,047,565       $155,118,266
The Trusts shares held
 Class A....................................................         113,925                 --              1,864
 Class B....................................................     114,851,431         15,323,954         15,859,044

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/MID CAP       EQ/MID CAP
                                                                  INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $734,537,266    $1,137,023,786      $674,962,535
Receivable for The Trusts shares sold.......................            --           244,537                --
Receivable for policy-related transactions..................       593,410                --         1,610,308
                                                              ------------    --------------      ------------
  Total assets..............................................   735,130,676     1,137,268,323       676,572,843
                                                              ------------    --------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       573,745                --         1,610,308
Payable for policy-related transactions.....................            --           244,537                --
                                                              ------------    --------------      ------------
  Total liabilities.........................................       573,745           244,537         1,610,308
                                                              ------------    --------------      ------------
NET ASSETS..................................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
NET ASSETS:
Accumulation Units..........................................   734,556,931     1,136,743,598       674,902,511
Retained by AXA Equitable in Separate Account No. 49........            --           280,188            60,024
                                                              ------------    --------------      ------------
TOTAL NET ASSETS............................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
Investments in shares of The Trusts, at cost................  $798,354,070    $1,181,412,932      $674,937,599
The Trusts shares held
 Class A....................................................       287,061            31,969        21,426,403
 Class B....................................................    88,125,930       114,150,552       653,453,513


                                                                 EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                              CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                             ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $174,190,074        $614,424,419       $231,049,778
Receivable for The Trusts shares sold.......................          74,762           2,310,581                 --
Receivable for policy-related transactions..................              --                  --                660
                                                                ------------        ------------       ------------
  Total assets..............................................     174,264,836         616,735,000        231,050,438
                                                                ------------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --                  --                660
Payable for policy-related transactions.....................          74,762           2,310,581                 --
                                                                ------------        ------------       ------------
  Total liabilities.........................................          74,762           2,310,581                660
                                                                ------------        ------------       ------------
NET ASSETS..................................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
NET ASSETS:
Accumulation Units..........................................     174,181,158         614,420,685        230,795,973
Retained by AXA Equitable in Separate Account No. 49........           8,916               3,734            253,805
                                                                ------------        ------------       ------------
TOTAL NET ASSETS............................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
Investments in shares of The Trusts, at cost................    $148,216,355        $472,134,133       $250,775,962
The Trusts shares held
 Class A....................................................         823,395             351,819             76,512
 Class B....................................................      27,628,301          35,453,688         26,162,798

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                                 GLOBAL*        SHORT BOND*      BOND PLUS*
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $245,178,138    $1,294,765,559   $565,295,738
Receivable for The Trusts shares sold.......................            --                --         87,920
Receivable for policy-related transactions..................       758,642           283,113             --
                                                              ------------    --------------   ------------
  Total assets..............................................   245,936,780     1,295,048,672    565,383,658
                                                              ------------    --------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       758,642           283,113             --
Payable for policy-related transactions.....................            --                --         87,920
                                                              ------------    --------------   ------------
  Total liabilities.........................................       758,642           283,113         87,920
                                                              ------------    --------------   ------------
NET ASSETS..................................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
NET ASSETS:
Accumulation Units..........................................   245,004,886     1,294,508,624    565,217,360
Retained by AXA Equitable in Separate Account No. 49........       173,252           256,935         78,378
                                                              ------------    --------------   ------------
TOTAL NET ASSETS............................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
Investments in shares of The Trusts, at cost................  $211,916,298    $1,308,968,283   $604,224,794
The Trusts shares held
 Class A....................................................       296,790         1,348,743             --
 Class B....................................................    22,925,196       128,695,696     66,396,725


                                                                 EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                              COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                             ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $508,784,233      $402,261,538     $194,226,931
Receivable for The Trusts shares sold.......................        189,915                --               --
Receivable for policy-related transactions..................             --            54,595           88,811
                                                               ------------      ------------     ------------
  Total assets..............................................    508,974,148       402,316,133      194,315,742
                                                               ------------      ------------     ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --            54,595           88,811
Payable for policy-related transactions.....................        189,915                --               --
                                                               ------------      ------------     ------------
  Total liabilities.........................................        189,915            54,595           88,811
                                                               ------------      ------------     ------------
NET ASSETS..................................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
NET ASSETS:
Accumulation Units..........................................    508,762,832       402,244,342      194,219,899
Retained by AXA Equitable in Separate Account No. 49........         21,401            17,196            7,032
                                                               ------------      ------------     ------------
TOTAL NET ASSETS............................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
Investments in shares of The Trusts, at cost................   $441,019,396      $352,478,241     $208,611,761
The Trusts shares held
 Class A....................................................        245,375           254,484          108,978
 Class B....................................................     48,115,691        19,298,707       22,375,544

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                EQ/WELLS FARGO
                                                              EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                                  INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                             ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $70,027,353     $238,921,317    $413,264,821
Receivable for The Trusts shares sold.......................             --               --              --
Receivable for policy-related transactions..................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
  Total assets..............................................     70,162,474      239,048,552     414,034,495
                                                                -----------     ------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        135,121          127,235         769,674
Payable for policy-related transactions.....................             --               --              --
                                                                -----------     ------------    ------------
  Total liabilities.........................................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
NET ASSETS..................................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
NET ASSETS:
Accumulation Units..........................................     70,007,469      238,917,343     413,229,553
Retained by AXA Equitable in Separate Account No. 49........         19,884            3,974          35,268
                                                                -----------     ------------    ------------
TOTAL NET ASSETS............................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
Investments in shares of The Trusts, at cost................    $65,553,547     $244,521,226    $335,188,882
The Trusts shares held
 Class A....................................................             --          101,528              --
 Class B....................................................     11,763,742       24,902,399      40,217,961
 Service Class 2............................................             --               --              --


                                                               FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                               ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                              GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                             ------------------ ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $772,527         $12,597,028        $5,388,840
Receivable for The Trusts shares sold.......................            33                  --                --
Receivable for policy-related transactions..................            --             127,491            40,312
                                                                  --------         -----------        ----------
  Total assets..............................................       772,560          12,724,519         5,429,152
                                                                  --------         -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --             127,491            40,312
Payable for policy-related transactions.....................            --                  --                --
                                                                  --------         -----------        ----------
  Total liabilities.........................................            --             127,491            40,312
                                                                  --------         -----------        ----------
NET ASSETS..................................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
NET ASSETS:
Accumulation Units..........................................       772,560          12,580,412         5,377,102
Retained by AXA Equitable in Separate Account No. 49........            --              16,616            11,738
                                                                  --------         -----------        ----------
TOTAL NET ASSETS............................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
Investments in shares of The Trusts, at cost................      $715,977         $11,292,038        $4,868,899
The Trusts shares held
 Class A....................................................            --                  --                --
 Class B....................................................            --                  --                --
 Service Class 2............................................        53,797             536,272           167,720

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                                 STRATEGIC           INCOME       STRATEGIC INCOME
                                                             INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                            ------------------ ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.........     $6,870,625         $3,814,994        $4,906,181
Receivable for The Trusts shares sold......................             --                154                --
Receivable for policy-related transactions.................         32,072                 --            32,608
                                                                ----------         ----------        ----------
  Total assets.............................................      6,902,697          3,815,148         4,938,789
                                                                ----------         ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased....................         32,065                 --            32,608
Payable for policy-related transactions....................             --                154                --
                                                                ----------         ----------        ----------
  Total liabilities........................................         32,065                154            32,608
                                                                ----------         ----------        ----------
NET ASSETS.................................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
NET ASSETS:
Accumulation Units.........................................      6,870,632          3,814,930         4,880,496
Retained by AXA Equitable in Separate Account No. 49.......             --                 64            25,685
                                                                ----------         ----------        ----------
TOTAL NET ASSETS...........................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
Investments in shares of The Trusts, at cost...............     $7,089,395         $3,656,132        $4,792,735
The Trusts shares held
 Class 2...................................................             --            257,422           385,706
 Series II.................................................             --                 --                --
 Service Class 2...........................................        606,410                 --                --
 Service Shares............................................             --                 --                --


                                                             FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                                 FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                                 ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                            ------------------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.........        $1,103,186           $3,128,526      $639,431
Receivable for The Trusts shares sold......................                --                   --            --
Receivable for policy-related transactions.................            62,500               10,550        41,640
                                                                   ----------           ----------      --------
  Total assets.............................................         1,165,686            3,139,076       681,071
                                                                   ----------           ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased....................            62,424               10,450        41,620
Payable for policy-related transactions....................                --                   --            --
                                                                   ----------           ----------      --------
  Total liabilities........................................            62,424               10,450        41,620
                                                                   ----------           ----------      --------
NET ASSETS.................................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
NET ASSETS:
Accumulation Units.........................................         1,103,262            3,128,626       639,451
Retained by AXA Equitable in Separate Account No. 49.......                --                   --            --
                                                                   ----------           ----------      --------
TOTAL NET ASSETS...........................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
Investments in shares of The Trusts, at cost...............        $1,048,757           $2,761,887      $598,282
The Trusts shares held
 Class 2...................................................           143,085                   --            --
 Series II.................................................                --                   --       115,005
 Service Class 2...........................................                --                   --            --
 Service Shares............................................                --              221,567            --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2010


                                                              INVESCO V.I.   INVESCO V.I.
                                                              GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                              ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                             ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $5,701,695      $4,164,286      $134,447
Receivable for The Trusts shares sold.......................          --              --             5
Receivable for policy-related transactions..................      48,902           6,066            --
                                                              ----------      ----------      --------
  Total assets..............................................   5,750,597       4,170,352       134,452
                                                              ----------      ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................      48,902           6,066            --
Payable for policy-related transactions.....................          --              --             5
                                                              ----------      ----------      --------
  Total liabilities.........................................      48,902           6,066             5
                                                              ----------      ----------      --------
NET ASSETS..................................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
NET ASSETS:
Accumulation Units..........................................   5,701,689       4,164,246       134,416
Retained by AXA Equitable in Separate Account No. 49........           6              40            31
                                                              ----------      ----------      --------
TOTAL NET ASSETS............................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
Investments in shares of The Trusts, at cost................  $5,402,149      $3,827,414      $122,390
The Trusts shares held
 Common Shares..............................................          --              --            --
 Series II..................................................     428,377         146,888        16,954


                                                              INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                              MID CAP CORE     SMALL CAP       DIVIDEND
                                                               EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                             -------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $1,432,799      $950,376       $4,398,788
Receivable for The Trusts shares sold.......................           55            --               --
Receivable for policy-related transactions..................           --           292           27,037
                                                               ----------      --------       ----------
  Total assets..............................................    1,432,854       950,668        4,425,825
                                                               ----------      --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --           292           27,037
Payable for policy-related transactions.....................           55            --               --
                                                               ----------      --------       ----------
  Total liabilities.........................................           55           292           27,037
                                                               ----------      --------       ----------
NET ASSETS..................................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
NET ASSETS:
Accumulation Units..........................................    1,432,728       950,303        4,398,743
Retained by AXA Equitable in Separate Account No. 49........           71            73               45
                                                               ----------      --------       ----------
TOTAL NET ASSETS............................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
Investments in shares of The Trusts, at cost................   $1,314,731      $809,244       $3,887,208
The Trusts shares held
 Common Shares..............................................           --            --          641,279
 Series II..................................................      116,677        58,413               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                               IVY FUNDS VIP
                                                              IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                                  ENERGY         RESOURCES      HIGH INCOME
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $2,845,706      $5,016,184       $9,074,155
Receivable for The Trusts shares sold.......................            --              --               --
Receivable for policy-related transactions..................         8,486          39,830           93,272
                                                                ----------      ----------       ----------
  Total assets..............................................     2,854,192       5,056,014        9,167,427
                                                                ----------      ----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         8,444          39,830           93,272
Payable for policy-related transactions.....................            --              --               --
                                                                ----------      ----------       ----------
  Total liabilities.........................................         8,444          39,830           93,272
                                                                ----------      ----------       ----------
NET ASSETS..................................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
NET ASSETS:
Accumulation Units..........................................     2,845,748       5,015,197        9,066,129
Retained by AXA Equitable in Separate Account No. 49........            --             987            8,026
                                                                ----------      ----------       ----------
TOTAL NET ASSETS............................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
Investments in shares of The Trusts, at cost................    $2,376,909      $4,192,539       $8,676,817
The Trusts shares held
 Common Shares..............................................       445,010         745,491        2,599,449


                                                                               IVY FUNDS VIP   IVY FUNDS VIP
                                                               IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                              MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                             ---------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $4,427,374       $2,680,413      $3,748,119
Receivable for The Trusts shares sold.......................            --           18,416              --
Receivable for policy-related transactions..................        10,443               --          14,801
                                                                ----------       ----------      ----------
  Total assets..............................................     4,437,817        2,698,829       3,762,920
                                                                ----------       ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................        10,443               --          14,801
Payable for policy-related transactions.....................            --           18,350              --
                                                                ----------       ----------      ----------
  Total liabilities.........................................        10,443           18,350          14,801
                                                                ----------       ----------      ----------
NET ASSETS..................................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
NET ASSETS:
Accumulation Units..........................................     4,427,366        2,680,479       3,742,176
Retained by AXA Equitable in Separate Account No. 49........             8               --           5,943
                                                                ----------       ----------      ----------
TOTAL NET ASSETS............................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
Investments in shares of The Trusts, at cost................    $3,764,103       $2,454,362      $3,134,127
The Trusts shares held
 Common Shares..............................................       509,473          160,222         355,940

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          LAZARD RETIREMENT
                                                          EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                          EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $13,136,593          $5,424,591             $1,874,108
Receivable for The Trusts shares sold...................              --                  --                     --
Receivable for policy-related transactions..............          26,729              26,350                 20,993
                                                             -----------          ----------             ----------
  Total assets..........................................      13,163,322           5,450,941              1,895,101
                                                             -----------          ----------             ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          26,729              26,350                 20,920
Payable for policy-related transactions.................              --                  --                     --
                                                             -----------          ----------             ----------
  Total liabilities.....................................          26,729              26,350                 20,920
                                                             -----------          ----------             ----------
NET ASSETS..............................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
NET ASSETS:
Accumulation Units......................................      13,132,603           5,419,323              1,874,180
Retained by AXA Equitable in Separate Account No. 49....           3,990               5,268                      1
                                                             -----------          ----------             ----------
TOTAL NET ASSETS........................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
Investments in shares of The Trusts, at cost............     $11,992,164          $5,019,217             $1,681,832
The Trusts shares held
 Service Class..........................................              --             351,561                174,174
 Service Shares.........................................         563,077                  --                     --


                                                          MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                            TRUST SERIES         PORTFOLIO            SERIES
                                                         ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,249,006          $1,898,748         $1,648,420
Receivable for The Trusts shares sold...................             --                  --                 --
Receivable for policy-related transactions..............          1,960              21,560             47,249
                                                             ----------          ----------         ----------
  Total assets..........................................      1,250,966           1,920,308          1,695,669
                                                             ----------          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          1,960              21,488             47,193
Payable for policy-related transactions.................             --                  --                 --
                                                             ----------          ----------         ----------
  Total liabilities.....................................          1,960              21,488             47,193
                                                             ----------          ----------         ----------
NET ASSETS..............................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
NET ASSETS:
Accumulation Units......................................      1,248,861           1,898,820          1,648,476
Retained by AXA Equitable in Separate Account No. 49....            145                  --                 --
                                                             ----------          ----------         ----------
TOTAL NET ASSETS........................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
Investments in shares of The Trusts, at cost............     $1,139,137          $1,693,921         $1,496,597
The Trusts shares held
 Service Class..........................................         62,607             285,097             66,069
 Service Shares.........................................             --                  --                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      MULTIMANAGER
                                                                 MULTIMANAGER        MULTIMANAGER    INTERNATIONAL
                                                              AGGRESSIVE EQUITY*      CORE BOND*        EQUITY*
                                                             -------------------- ----------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $579,538,936      $1,150,821,789    $445,015,038
Receivable for The Trusts shares sold.......................               --                  --              --
Receivable for policy-related transactions..................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
  Total assets..............................................      580,659,854       1,151,333,408     445,035,346
                                                                 ------------      --------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        1,120,918             511,619          20,308
Payable for policy-related transactions.....................               --                  --              --
                                                                 ------------      --------------    ------------
  Total liabilities.........................................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
NET ASSETS..................................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
NET ASSETS:
Accumulation Units..........................................      579,329,964       1,150,810,316     445,001,076
Retained by AXA Equitable in Separate Account No. 49........          208,972              11,473          13,962
                                                                 ------------      --------------    ------------
TOTAL NET ASSETS............................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
Investments in shares of The Trusts, at cost................     $538,187,401      $1,134,013,195    $517,958,937
The Trusts shares held
 Class B....................................................       21,597,167         109,608,725      40,395,672


                                                              MULTIMANAGER
                                                                LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                              CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                             -------------- ------------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $145,357,536     $390,156,882      $351,914,289
Receivable for The Trusts shares sold.......................            --           33,503           271,678
Receivable for policy-related transactions..................       109,338               --                --
                                                              ------------     ------------      ------------
  Total assets..............................................   145,466,874      390,190,385       352,185,967
                                                              ------------     ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       109,338               --                --
Payable for policy-related transactions.....................            --           31,789           267,191
                                                              ------------     ------------      ------------
  Total liabilities.........................................       109,338           31,789           267,191
                                                              ------------     ------------      ------------
NET ASSETS..................................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
NET ASSETS:
Accumulation Units..........................................   145,347,478      390,158,596       351,918,776
Retained by AXA Equitable in Separate Account No. 49........        10,058               --                --
                                                              ------------     ------------      ------------
TOTAL NET ASSETS............................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
Investments in shares of The Trusts, at cost................  $138,297,411     $423,527,349      $316,210,355
The Trusts shares held
 Class B....................................................    14,290,598       39,879,496        39,152,379

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                              MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                             ---------------- -------------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $412,468,795       $619,464,381         $238,116,044
Receivable for The Trusts shares sold.......................             --                 --                   --
Receivable for policy-related transactions..................        643,073             49,941              141,156
                                                               ------------       ------------         ------------
  Total assets..............................................    413,111,868        619,514,322          238,257,200
                                                               ------------       ------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        643,073             48,637              141,156
Payable for policy-related transactions.....................             --                 --                   --
                                                               ------------       ------------         ------------
  Total liabilities.........................................        643,073             48,637              141,156
                                                               ------------       ------------         ------------
NET ASSETS..................................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
NET ASSETS:
Accumulation Units..........................................    412,452,272        619,465,685          238,080,563
Retained by AXA Equitable in Separate Account No. 49........         16,523                 --               35,481
                                                               ------------       ------------         ------------
TOTAL NET ASSETS............................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
Investments in shares of The Trusts, at cost................   $351,763,994       $730,365,507         $203,187,266
The Trusts shares held
 Class A....................................................             --                 --                   --
 Class B....................................................     41,784,417        160,229,431           26,973,896
 Class 2....................................................             --                 --                   --


                                                                MULTIMANAGER     MULTIMANAGER    MUTUAL SHARES
                                                              SMALL CAP VALUE*    TECHNOLOGY*   SECURITIES FUND
                                                             ------------------ -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $463,522,136     $410,615,670     $1,561,872
Receivable for The Trusts shares sold.......................         116,238               --             --
Receivable for policy-related transactions..................              --          160,557          9,189
                                                                ------------     ------------     ----------
  Total assets..............................................     463,638,374      410,776,227      1,571,061
                                                                ------------     ------------     ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --          160,557          9,126
Payable for policy-related transactions.....................         112,828               --             --
                                                                ------------     ------------     ----------
  Total liabilities.........................................         112,828          160,557          9,126
                                                                ------------     ------------     ----------
NET ASSETS..................................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
NET ASSETS:
Accumulation Units..........................................     463,525,546      410,546,762      1,561,935
Retained by AXA Equitable in Separate Account No. 49........              --           68,908             --
                                                                ------------     ------------     ----------
TOTAL NET ASSETS............................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
Investments in shares of The Trusts, at cost................    $519,020,153     $332,920,626     $1,483,822
The Trusts shares held
 Class A....................................................               8               --             --
 Class B....................................................      42,939,729       32,057,334             --
 Class 2....................................................              --               --         97,923

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  PIMCO VARIABLE        PIMCO VARIABLE      PIMCO VARIABLE
                                                                  INSURANCE TRUST       INSURANCE TRUST    INSURANCE TRUST
                                                              COMMODITYREALRETURN(R)   EMERGING MARKETS      REAL RETURN
                                                                STRATEGY PORTFOLIO      BOND PORTFOLIO        PORTFOLIO
                                                             ------------------------ ------------------  -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $4,086,295            $5,237,956         $ 9,981,889
Receivable for The Trusts shares sold.......................                --                    --                  --
Receivable for policy-related transactions..................            10,326                13,978              76,695
                                                                    ----------            ----------         -----------
  Total assets..............................................         4,096,621             5,251,934          10,058,584
                                                                    ----------            ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            10,326                13,978              76,686
Payable for policy-related transactions.....................                --                    --                  --
                                                                    ----------            ----------         -----------
  Total liabilities.........................................            10,326                13,978              76,686
                                                                    ----------            ----------         -----------
NET ASSETS..................................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
NET ASSETS:
Accumulation Units..........................................         4,086,258             5,237,882           9,981,898
Retained by AXA Equitable in Separate Account No. 49........                37                    74                  --
                                                                    ----------            ----------         -----------
TOTAL NET ASSETS............................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
Investments in shares of The Trusts, at cost................        $3,735,793            $5,250,695         $10,032,421
The Trusts shares held
 Advisor Class..............................................           451,026               386,851             759,657
 Common Shares..............................................                --                    --                  --


                                                             PIMCO VARIABLE
                                                             INSURANCE TRUST
                                                              TOTAL RETURN    PROFUND VP    PROFUND VP
                                                                PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                            ---------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $24,095,593     $431,501      $742,055
Receivable for The Trusts shares sold.......................            --           18            --
Receivable for policy-related transactions..................       114,118           --        12,960
                                                               -----------     --------      --------
  Total assets..............................................    24,209,711      431,519       755,015
                                                               -----------     --------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................       114,118           --        12,920
Payable for policy-related transactions.....................            --           18            --
                                                               -----------     --------      --------
  Total liabilities.........................................       114,118           18        12,920
                                                               -----------     --------      --------
NET ASSETS..................................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
NET ASSETS:
Accumulation Units..........................................    24,094,663      423,851       742,095
Retained by AXA Equitable in Separate Account No. 49........           930        7,650            --
                                                               -----------     --------      --------
TOTAL NET ASSETS............................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
Investments in shares of The Trusts, at cost................   $24,762,266     $493,611      $714,284
The Trusts shares held
 Advisor Class..............................................     2,174,693
 Common Shares..............................................            --       21,183        32,447

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               T. ROWE PRICE         TEMPLETON
                                                              HEALTH SCIENCES   DEVELOPING MARKETS
                                                                 PORTFOLIO        SECURITIES FUND
                                                             ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $1,827,153         $3,346,197
Receivable for The Trusts shares sold.......................             --                 --
Receivable for policy-related transactions..................         14,123             80,891
                                                                 ----------         ----------
  Total assets..............................................      1,841,276          3,427,088
                                                                 ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         14,123             80,891
Payable for policy-related transactions.....................             --                 --
                                                                 ----------         ----------
  Total liabilities.........................................         14,123             80,891
                                                                 ----------         ----------
NET ASSETS..................................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
NET ASSETS:
Accumulation Units..........................................      1,827,122          3,345,227
Retained by AXA Equitable in Separate Account No. 49........             31                970
                                                                 ----------         ----------
TOTAL NET ASSETS............................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
Investments in shares of The Trusts, at cost................     $1,654,156         $2,982,588
The Trusts shares held
 Class A....................................................             --                 --
 Class B....................................................             --                 --
 Class 2....................................................                           296,124
 Class II...................................................        125,664                 --


                                                              TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                               SECURITIES FUND    BOND SECURITIES FUND
                                                             ------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $2,837,675          $16,923,116
Receivable for The Trusts shares sold.......................              --                   --
Receivable for policy-related transactions..................           5,583               71,215
                                                                  ----------          -----------
  Total assets..............................................       2,843,258           16,994,331
                                                                  ----------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           5,583               71,215
Payable for policy-related transactions.....................              --                   --
                                                                  ----------          -----------
  Total liabilities.........................................           5,583               71,215
                                                                  ----------          -----------
NET ASSETS..................................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
NET ASSETS:
Accumulation Units..........................................       2,837,615           16,914,085
Retained by AXA Equitable in Separate Account No. 49........              60                9,031
                                                                  ----------          -----------
TOTAL NET ASSETS............................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
Investments in shares of The Trusts, at cost................      $2,572,777          $16,342,311
The Trusts shares held
 Class A....................................................              --                   --
 Class B....................................................              --                   --
 Class 2....................................................         198,578              868,297
 Class II...................................................              --                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     VAN ECK VIP
                                                                TEMPLETON GROWTH     GLOBAL HARD
                                                                 SECURITIES FUND     ASSETS FUND
                                                               ------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $619,402         $7,684,567
Receivable for The Trusts shares sold.......................              --                 --
Receivable for policy-related transactions..................           2,090             40,651
                                                                    --------         ----------
  Total assets..............................................         621,492          7,725,218
                                                                    --------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           2,064             40,559
Payable for policy-related transactions.....................              --                 --
                                                                    --------         ----------
  Total liabilities.........................................           2,064             40,559
                                                                    --------         ----------
NET ASSETS..................................................        $619,428         $7,684,659
                                                                    ========         ==========
NET ASSETS:
Accumulation Units..........................................         619,428          7,684,659
Retained by AXA Equitable in Separate Account No. 49........              --                 --
                                                                    --------         ----------
TOTAL NET ASSETS............................................        $619,428         $7,684,659
                                                                    ========         ==========
Investments in shares of The Trusts, at cost................        $573,054         $6,362,577
The Trusts shares held
 Class 2....................................................          56,258                 --
 Class S Shares.............................................              --            207,972

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                                                     UNITS
                                                                    CONTRACT                                      OUTSTANDING
                                                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                   ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION............................................       1.30%           A            $ 11.58             92
ALL ASSET ALLOCATION............................................       1.55%           A            $ 11.55             23
ALL ASSET ALLOCATION............................................       1.65%           A            $ 11.53             33
ALL ASSET ALLOCATION............................................       1.70%           A            $ 11.53              2

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.30%           B            $ 11.00             89
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.55%           B            $ 10.97              1
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.65%           B            $ 10.96             92
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.70%           B            $ 10.95              2

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.30%           B            $ 11.25             94
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.55%           B            $ 11.22             15
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.65%           B            $ 11.21             32
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.70%           B            $ 11.20              3

AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.30%        Class II        $ 11.05             14
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.55%        Class II        $ 11.02              5
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.65%        Class II        $ 11.01             15
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.70%        Class II        $ 11.00              1

AMERICAN CENTURY VP MID CAP VALUE...............................       1.30%        Class II        $ 12.34            104
AMERICAN CENTURY VP MID CAP VALUE...............................       1.55%        Class II        $ 12.30             24
AMERICAN CENTURY VP MID CAP VALUE...............................       1.65%        Class II        $ 12.29             80
AMERICAN CENTURY VP MID CAP VALUE...............................       1.70%        Class II        $ 12.28              8

AXA AGGRESSIVE ALLOCATION.......................................       1.30%           A            $ 11.45            499
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           A            $ 11.42            114
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           A            $ 11.40             61
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           A            $ 11.40             12
AXA AGGRESSIVE ALLOCATION.......................................       0.50%           B            $ 12.29             --
AXA AGGRESSIVE ALLOCATION.......................................       0.95%           B            $ 11.91             --
AXA AGGRESSIVE ALLOCATION.......................................       1.15%           B            $ 11.75            738
AXA AGGRESSIVE ALLOCATION.......................................       1.20%           B            $ 11.71          3,530
AXA AGGRESSIVE ALLOCATION.......................................       1.25%           B            $ 12.94         20,691
AXA AGGRESSIVE ALLOCATION.......................................       1.30%           B            $ 12.27         56,888
AXA AGGRESSIVE ALLOCATION.......................................       1.35%           B            $ 11.58          1,466
AXA AGGRESSIVE ALLOCATION.......................................       1.40%           B            $ 11.54          4,366
AXA AGGRESSIVE ALLOCATION.......................................       1.50%           B            $ 12.70         21,121
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           B            $ 11.42         44,516
AXA AGGRESSIVE ALLOCATION.......................................       1.60%           B            $ 11.38          2,270
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           B            $ 12.56         86,614
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           B            $ 12.51          7,808
AXA AGGRESSIVE ALLOCATION.......................................       1.80%           B            $ 11.22              3
AXA AGGRESSIVE ALLOCATION.......................................       1.90%           B            $ 11.15             48

AXA BALANCED STRATEGY...........................................       1.30%           B            $ 10.96          8,343
AXA BALANCED STRATEGY...........................................       1.30%           B            $ 12.24         17,844
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 10.93          2,602
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 12.19          5,024
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 10.92          4,076
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 12.17          4,678
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 10.91            412
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 12.16            256

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............       0.50%           B            $ 12.16             --
AXA CONSERVATIVE ALLOCATION.............       0.95%           B            $ 11.79             --
AXA CONSERVATIVE ALLOCATION.............       1.15%           B            $ 11.63            486
AXA CONSERVATIVE ALLOCATION.............       1.20%           B            $ 11.59          4,403
AXA CONSERVATIVE ALLOCATION.............       1.25%           B            $ 12.11         13,360
AXA CONSERVATIVE ALLOCATION.............       1.30%           B            $ 12.06         27,081
AXA CONSERVATIVE ALLOCATION.............       1.35%           B            $ 11.47          2,720
AXA CONSERVATIVE ALLOCATION.............       1.40%           B            $ 11.43          8,345
AXA CONSERVATIVE ALLOCATION.............       1.50%           B            $ 11.89         20,382
AXA CONSERVATIVE ALLOCATION.............       1.55%           B            $ 11.31         25,752
AXA CONSERVATIVE ALLOCATION.............       1.60%           B            $ 11.27          3,607
AXA CONSERVATIVE ALLOCATION.............       1.65%           B            $ 11.75         54,990
AXA CONSERVATIVE ALLOCATION.............       1.70%           B            $ 11.71          6,707
AXA CONSERVATIVE ALLOCATION.............       1.80%           B            $ 11.11             11
AXA CONSERVATIVE ALLOCATION.............       1.90%           B            $ 11.03              5

AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 10.84          5,312
AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 12.01          8,028
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 10.80          2,069
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 11.96          3,348
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 10.79          2,311
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 11.94          3,039
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 10.79            250
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 11.93            286

AXA CONSERVATIVE-PLUS ALLOCATION........       0.50%           B            $ 12.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........       0.95%           B            $ 11.73             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.15%           B            $ 11.57            446
AXA CONSERVATIVE-PLUS ALLOCATION........       1.20%           B            $ 11.53          3,479
AXA CONSERVATIVE-PLUS ALLOCATION........       1.25%           B            $ 12.25         15,195
AXA CONSERVATIVE-PLUS ALLOCATION........       1.30%           B            $ 12.20         27,334
AXA CONSERVATIVE-PLUS ALLOCATION........       1.35%           B            $ 11.41          1,201
AXA CONSERVATIVE-PLUS ALLOCATION........       1.40%           B            $ 11.37          5,336
AXA CONSERVATIVE-PLUS ALLOCATION........       1.50%           B            $ 12.02         21,233
AXA CONSERVATIVE-PLUS ALLOCATION........       1.55%           B            $ 11.25         20,999
AXA CONSERVATIVE-PLUS ALLOCATION........       1.60%           B            $ 11.21          3,058
AXA CONSERVATIVE-PLUS ALLOCATION........       1.65%           B            $ 11.89         46,836
AXA CONSERVATIVE-PLUS ALLOCATION........       1.70%           B            $ 11.85          4,498
AXA CONSERVATIVE-PLUS ALLOCATION........       1.80%           B            $ 11.06             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.90%           B            $ 10.98             22

AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 10.57          2,755
AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 11.28          5,075
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 10.54          1,111
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 11.23          1,855
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 10.53          1,484
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 11.21          2,134
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 10.52            372
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 11.20            357

AXA GROWTH STRATEGY.....................       1.30%           B            $ 11.20          1,053
AXA GROWTH STRATEGY.....................       1.30%           B            $ 12.97         22,971
AXA GROWTH STRATEGY.....................       1.55%           B            $ 11.17            546

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                         UNITS
                                        CONTRACT                                      OUTSTANDING
                                        CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                       ----------   ---------------   ------------   ------------
AXA GROWTH STRATEGY.................       1.55%           B            $ 12.91           8,601
AXA GROWTH STRATEGY.................       1.65%           B            $ 11.16             445
AXA GROWTH STRATEGY.................       1.65%           B            $ 12.89          10,299
AXA GROWTH STRATEGY.................       1.70%           B            $ 11.15              40
AXA GROWTH STRATEGY.................       1.70%           B            $ 12.88             529

AXA MODERATE ALLOCATION.............       1.30%           A            $ 10.98             759
AXA MODERATE ALLOCATION.............       1.55%           A            $ 10.95             237
AXA MODERATE ALLOCATION.............       1.65%           A            $ 10.94             268
AXA MODERATE ALLOCATION.............       1.70%           A            $ 10.93              41
AXA MODERATE ALLOCATION.............       0.50%           B            $ 60.28              --
AXA MODERATE ALLOCATION.............       0.95%           B            $ 53.83              27
AXA MODERATE ALLOCATION.............       1.15%           B            $ 51.18             418
AXA MODERATE ALLOCATION.............       1.20%           B            $ 50.54           3,855
AXA MODERATE ALLOCATION.............       1.25%           B            $ 12.50          62,771
AXA MODERATE ALLOCATION.............       1.30%           B            $ 12.39         126,015
AXA MODERATE ALLOCATION.............       1.35%           B            $ 48.66           1,183
AXA MODERATE ALLOCATION.............       1.40%           B            $ 48.05           6,683
AXA MODERATE ALLOCATION.............       1.50%           B            $ 12.27          81,234
AXA MODERATE ALLOCATION.............       1.55%           B            $ 46.26          22,543
AXA MODERATE ALLOCATION.............       1.60%           B            $ 45.68           2,933
AXA MODERATE ALLOCATION.............       1.65%           B            $ 12.14         182,689
AXA MODERATE ALLOCATION.............       1.70%           B            $ 44.54           4,434
AXA MODERATE ALLOCATION.............       1.80%           B            $ 43.42              37
AXA MODERATE ALLOCATION.............       1.90%           B            $ 42.33               3

AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 11.08          30,229
AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 12.83          29,673
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 11.05          10,414
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 12.78          11,497
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 11.04          13,852
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 12.76           9,421
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 11.03             792
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 12.75             754

AXA MODERATE-PLUS ALLOCATION........       1.30%           A            $ 11.22             981
AXA MODERATE-PLUS ALLOCATION........       1.55%           A            $ 11.19             179
AXA MODERATE-PLUS ALLOCATION........       1.65%           A            $ 11.17             160
AXA MODERATE-PLUS ALLOCATION........       1.70%           A            $ 11.17              81
AXA MODERATE-PLUS ALLOCATION........       0.50%           B            $ 12.54              --
AXA MODERATE-PLUS ALLOCATION........       0.95%           B            $ 12.15               1
AXA MODERATE-PLUS ALLOCATION........       1.15%           B            $ 11.99           2,131
AXA MODERATE-PLUS ALLOCATION........       1.20%           B            $ 11.94          11,126
AXA MODERATE-PLUS ALLOCATION........       1.25%           B            $ 13.17          87,112
AXA MODERATE-PLUS ALLOCATION........       1.30%           B            $ 13.12         169,708
AXA MODERATE-PLUS ALLOCATION........       1.35%           B            $ 11.82           4,151
AXA MODERATE-PLUS ALLOCATION........       1.40%           B            $ 11.78          18,400
AXA MODERATE-PLUS ALLOCATION........       1.50%           B            $ 12.93          94,211
AXA MODERATE-PLUS ALLOCATION........       1.55%           B            $ 11.66         139,811
AXA MODERATE-PLUS ALLOCATION........       1.60%           B            $ 11.62           7,603
AXA MODERATE-PLUS ALLOCATION........       1.65%           B            $ 12.79         306,839
AXA MODERATE-PLUS ALLOCATION........       1.70%           B            $ 12.74          24,916

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE-PLUS ALLOCATION.................       1.80%           B            $ 11.45             57
AXA MODERATE-PLUS ALLOCATION.................       1.90%           B            $ 11.37              1

AXA TACTICAL MANAGER 2000....................       1.30%           B            $ 13.09            969
AXA TACTICAL MANAGER 2000....................       1.55%           B            $ 13.05            394
AXA TACTICAL MANAGER 2000....................       1.65%           B            $ 13.04            516
AXA TACTICAL MANAGER 2000....................       1.70%           B            $ 13.03             26

AXA TACTICAL MANAGER 400.....................       1.30%           B            $ 12.68            892
AXA TACTICAL MANAGER 400.....................       1.55%           B            $ 12.64            369
AXA TACTICAL MANAGER 400.....................       1.65%           B            $ 12.63            497
AXA TACTICAL MANAGER 400.....................       1.70%           B            $ 12.62             17

AXA TACTICAL MANAGER 500.....................       1.30%           B            $ 11.34          2,190
AXA TACTICAL MANAGER 500.....................       1.55%           B            $ 11.30            982
AXA TACTICAL MANAGER 500.....................       1.65%           B            $ 11.29          1,310
AXA TACTICAL MANAGER 500.....................       1.70%           B            $ 11.29             60

AXA TACTICAL MANAGER INTERNATIONAL...........       1.30%           B            $ 10.33          2,034
AXA TACTICAL MANAGER INTERNATIONAL...........       1.55%           B            $ 10.30            892
AXA TACTICAL MANAGER INTERNATIONAL...........       1.65%           B            $ 10.29          1,150
AXA TACTICAL MANAGER INTERNATIONAL...........       1.70%           B            $ 10.28             57

BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.30%       Class III        $ 10.98            983
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.55%       Class III        $ 10.95            181
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.65%       Class III        $ 10.93            526
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.70%       Class III        $ 10.93            141

BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.30%       Class III        $ 11.67            101
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.55%       Class III        $ 11.63             26
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.65%       Class III        $ 11.62             29
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.70%       Class III        $ 11.61              2

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           A            $ 10.41             64
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           A            $ 10.38             18
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           A            $ 10.37             16
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           A            $ 10.36              4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.50%           B            $ 14.70             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.95%           B            $ 13.69              1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.20%           B            $ 13.16          3,362
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.25%           B            $ 12.71          6,646
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           B            $ 12.61          7,476
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.35%           B            $ 12.84          1,145
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.40%           B            $ 12.74          5,175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.50%           B            $ 12.48          8,676
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           B            $ 12.44          6,247
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.60%           B            $ 12.34          1,918
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           B            $ 12.34         10,663
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           B            $ 12.15          1,511
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.80%           B            $ 11.95             31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.90%           B            $ 11.76              4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           A            $ 14.14             77
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           A            $ 14.10             40
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           A            $ 14.09             38

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           A            $ 14.08             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.50%           B            $ 22.59             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.95%           B            $ 21.23             12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.20%           B            $ 20.51          1,894
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.25%           B            $ 15.95          3,010
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           B            $ 15.84          3,127
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.35%           B            $ 20.09          1,663
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.40%           B            $ 19.95          3,115
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.50%           B            $ 15.66          4,698
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           B            $ 19.54          2,770
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.60%           B            $ 19.41          1,416
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           B            $ 15.48          4,251
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           B            $ 19.14            455
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.80%           B            $ 18.87              6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.90%           B            $ 18.61              2

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           A            $ 13.00             48
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           A            $ 12.96             16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           A            $ 12.95             32
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           A            $ 12.94             13
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.50%           B            $ 10.31             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.95%           B            $ 10.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.20%           B            $ 10.00            323
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.25%           B            $  9.98            729
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           B            $  9.96          3,834
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.35%           B            $  9.94             88
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.40%           B            $  9.91            406
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.50%           B            $  9.87            757
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           B            $  9.85          2,403
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.60%           B            $  9.83            137
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           B            $  9.81          4,425
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           B            $  9.79            382
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.80%           B            $  9.74             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.90%           B            $  9.70              1

EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           A            $ 11.51            656
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           A            $ 11.48            135
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           A            $ 11.47            260
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           A            $ 11.46             19
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.50%           B            $ 24.18             --
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.95%           B            $ 22.73              3
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.20%           B            $ 21.96          3,324
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.25%           B            $ 12.94          7,572
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           B            $ 12.85          8,518
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.35%           B            $ 21.50          1,428
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.40%           B            $ 21.36          5,055
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.50%           B            $ 12.70         10,187
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           B            $ 20.92          5,037
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.60%           B            $ 20.77          1,898
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           B            $ 12.56         10,750
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           B            $ 20.49            954

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.80%           B            $ 20.20             17
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.90%           B            $ 19.92              3

EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           A            $ 10.41            154
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           A            $ 10.39             45
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           A            $ 10.37             57
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           A            $ 10.37             35
EQ/BLACKROCK INTERNATIONAL VALUE........       0.50%           B            $ 21.16             --
EQ/BLACKROCK INTERNATIONAL VALUE........       0.95%           B            $ 19.89             11
EQ/BLACKROCK INTERNATIONAL VALUE........       1.20%           B            $ 19.21          2,817
EQ/BLACKROCK INTERNATIONAL VALUE........       1.25%           B            $ 14.96          5,498
EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           B            $ 14.85          4,897
EQ/BLACKROCK INTERNATIONAL VALUE........       1.35%           B            $ 18.82          3,272
EQ/BLACKROCK INTERNATIONAL VALUE........       1.40%           B            $ 18.69          3,595
EQ/BLACKROCK INTERNATIONAL VALUE........       1.50%           B            $ 14.68          7,573
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           B            $ 18.30          5,532
EQ/BLACKROCK INTERNATIONAL VALUE........       1.60%           B            $ 18.18          1,956
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           B            $ 14.52          9,253
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           B            $ 17.93            914
EQ/BLACKROCK INTERNATIONAL VALUE........       1.80%           B            $ 17.68             36
EQ/BLACKROCK INTERNATIONAL VALUE........       1.90%           B            $ 17.44              6

EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           A            $ 11.62             58
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           A            $ 11.59             12
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           A            $ 11.57              5
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           A            $ 11.57              2
EQ/BOSTON ADVISORS EQUITY INCOME........       0.50%           B            $  6.45             --
EQ/BOSTON ADVISORS EQUITY INCOME........       0.95%           B            $  6.11             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.20%           B            $  5.92          1,394
EQ/BOSTON ADVISORS EQUITY INCOME........       1.25%           B            $  5.89          4,784
EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           B            $  2.38         13,840
EQ/BOSTON ADVISORS EQUITY INCOME........       1.35%           B            $  5.82            325
EQ/BOSTON ADVISORS EQUITY INCOME........       1.40%           B            $  5.78          2,064
EQ/BOSTON ADVISORS EQUITY INCOME........       1.50%           B            $  5.71          8,126
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           B            $  5.68          6,127
EQ/BOSTON ADVISORS EQUITY INCOME........       1.60%           B            $  5.64            519
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           B            $  5.61          7,596
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           B            $  5.57            806
EQ/BOSTON ADVISORS EQUITY INCOME........       1.80%           B            $  5.50             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.90%           B            $  5.44             24

EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.50%           B            $  8.54             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.95%           B            $  8.11             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.20%           B            $  7.88            388
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.25%           B            $ 10.31            714
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.30%           B            $ 10.25            731
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.35%           B            $  7.74             91
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.40%           B            $  7.70            585
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.50%           B            $ 10.12            751
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.55%           B            $  7.57            620
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.60%           B            $  7.52            169
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.65%           B            $ 10.01            922
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.70%           B            $  7.44            129

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.80%           B           $   7.35              1
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.90%           B           $   7.27             --

EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           A           $  11.63             28
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           A           $  11.60              3
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           A           $  11.59             29
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           A           $  11.58             15
EQ/CAPITAL GUARDIAN GROWTH.............       0.50%           B           $  13.23             --
EQ/CAPITAL GUARDIAN GROWTH.............       0.95%           B           $  12.43              2
EQ/CAPITAL GUARDIAN GROWTH.............       1.20%           B           $  12.01          1,381
EQ/CAPITAL GUARDIAN GROWTH.............       1.25%           B           $  10.77          3,147
EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           B           $  10.69          3,822
EQ/CAPITAL GUARDIAN GROWTH.............       1.35%           B           $  11.76          3,348
EQ/CAPITAL GUARDIAN GROWTH.............       1.40%           B           $  11.68          1,673
EQ/CAPITAL GUARDIAN GROWTH.............       1.50%           B           $  10.57          2,436
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           B           $  11.44          2,778
EQ/CAPITAL GUARDIAN GROWTH.............       1.60%           B           $  11.36          1,342
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           B           $  10.45          9,619
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           B           $  11.21          1,267
EQ/CAPITAL GUARDIAN GROWTH.............       1.80%           B           $  11.05              9
EQ/CAPITAL GUARDIAN GROWTH.............       1.90%           B           $  10.90              7

EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           A           $  11.94             19
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           A           $  11.90              3
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           A           $  11.89             28
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           A           $  11.88             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.50%           B           $  12.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.95%           B           $  12.12             50
EQ/CAPITAL GUARDIAN RESEARCH...........       1.20%           B           $  11.77          9,703
EQ/CAPITAL GUARDIAN RESEARCH...........       1.25%           B           $  12.09          9,210
EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           B           $  12.02          3,105
EQ/CAPITAL GUARDIAN RESEARCH...........       1.35%           B           $  11.56          7,037
EQ/CAPITAL GUARDIAN RESEARCH...........       1.40%           B           $  11.49         10,701
EQ/CAPITAL GUARDIAN RESEARCH...........       1.50%           B           $  11.87          7,603
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           B           $  11.29          5,007
EQ/CAPITAL GUARDIAN RESEARCH...........       1.60%           B           $  11.22          9,874
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           B           $  11.74         13,284
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           B           $  11.09          2,012
EQ/CAPITAL GUARDIAN RESEARCH...........       1.80%           B           $  10.96             69
EQ/CAPITAL GUARDIAN RESEARCH...........       1.90%           B           $  10.83             11

EQ/COMMON STOCK INDEX..................       1.30%           A           $  11.84             60
EQ/COMMON STOCK INDEX..................       1.55%           A           $  11.80             26
EQ/COMMON STOCK INDEX..................       1.65%           A           $  11.79              7
EQ/COMMON STOCK INDEX..................       1.70%           A           $  11.78             --
EQ/COMMON STOCK INDEX..................       0.50%           B           $ 295.18             --
EQ/COMMON STOCK INDEX..................       0.95%           B           $ 251.98              1
EQ/COMMON STOCK INDEX..................       1.20%           B           $ 230.69            264
EQ/COMMON STOCK INDEX..................       1.25%           B           $  11.41          8,347
EQ/COMMON STOCK INDEX..................       1.30%           B           $  11.20          6,298
EQ/COMMON STOCK INDEX..................       1.35%           B           $ 218.78            428
EQ/COMMON STOCK INDEX..................       1.40%           B           $ 214.93            419
EQ/COMMON STOCK INDEX..................       1.50%           B           $  11.20         14,130

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX............       1.55%           B            $ 203.81           467
EQ/COMMON STOCK INDEX............       1.60%           B            $ 200.24           228
EQ/COMMON STOCK INDEX............       1.65%           B            $  11.08         7,497
EQ/COMMON STOCK INDEX............       1.70%           B            $ 193.27            55
EQ/COMMON STOCK INDEX............       1.80%           B            $ 186.51             1
EQ/COMMON STOCK INDEX............       1.90%           B            $ 180.00             1

EQ/CORE BOND INDEX...............       0.50%           B            $  15.47            --
EQ/CORE BOND INDEX...............       0.65%           B            $   9.84            --
EQ/CORE BOND INDEX...............       0.95%           B            $  14.59            12
EQ/CORE BOND INDEX...............       1.20%           B            $  14.12         6,327
EQ/CORE BOND INDEX...............       1.25%           B            $   9.82            13
EQ/CORE BOND INDEX...............       1.25%           B            $  10.56        10,953
EQ/CORE BOND INDEX...............       1.30%           B            $  10.35         4,192
EQ/CORE BOND INDEX...............       1.30%           B            $  10.49        10,201
EQ/CORE BOND INDEX...............       1.35%           B            $  13.84         3,265
EQ/CORE BOND INDEX...............       1.40%           B            $  13.75         9,351
EQ/CORE BOND INDEX...............       1.50%           B            $  10.36        13,695
EQ/CORE BOND INDEX...............       1.55%           B            $  10.32         1,871
EQ/CORE BOND INDEX...............       1.55%           B            $  13.48         9,069
EQ/CORE BOND INDEX...............       1.60%           B            $  13.39         6,087
EQ/CORE BOND INDEX...............       1.65%           B            $  10.25        15,758
EQ/CORE BOND INDEX...............       1.65%           B            $  10.31         2,453
EQ/CORE BOND INDEX...............       1.70%           B            $  10.30           143
EQ/CORE BOND INDEX...............       1.70%           B            $  13.22         1,424
EQ/CORE BOND INDEX...............       1.80%           B            $  13.04            96
EQ/CORE BOND INDEX...............       1.90%           B            $  12.87            13

EQ/DAVIS NEW YORK VENTURE........       1.30%           A            $  11.37           191
EQ/DAVIS NEW YORK VENTURE........       1.55%           A            $  11.33            34
EQ/DAVIS NEW YORK VENTURE........       1.65%           A            $  11.32           116
EQ/DAVIS NEW YORK VENTURE........       1.70%           A            $  11.31             7
EQ/DAVIS NEW YORK VENTURE........       0.50%           B            $   9.97            --
EQ/DAVIS NEW YORK VENTURE........       0.95%           B            $   9.78            --
EQ/DAVIS NEW YORK VENTURE........       1.20%           B            $   9.67         1,155
EQ/DAVIS NEW YORK VENTURE........       1.25%           B            $   9.65         2,746
EQ/DAVIS NEW YORK VENTURE........       1.30%           B            $   9.63         8,228
EQ/DAVIS NEW YORK VENTURE........       1.35%           B            $   9.61           367
EQ/DAVIS NEW YORK VENTURE........       1.40%           B            $   9.59         1,621
EQ/DAVIS NEW YORK VENTURE........       1.50%           B            $   9.54         3,272
EQ/DAVIS NEW YORK VENTURE........       1.55%           B            $   9.52         5,553
EQ/DAVIS NEW YORK VENTURE........       1.60%           B            $   9.50           787
EQ/DAVIS NEW YORK VENTURE........       1.65%           B            $   9.48        12,024
EQ/DAVIS NEW YORK VENTURE........       1.70%           B            $   9.46         1,664
EQ/DAVIS NEW YORK VENTURE........       1.80%           B            $   9.42            --
EQ/DAVIS NEW YORK VENTURE........       1.90%           B            $   9.38             3

EQ/EQUITY 500 INDEX..............       1.30%           A            $  11.61           236
EQ/EQUITY 500 INDEX..............       1.55%           A            $  11.58            55
EQ/EQUITY 500 INDEX..............       1.65%           A            $  11.57           151
EQ/EQUITY 500 INDEX..............       1.70%           A            $  11.56            59
EQ/EQUITY 500 INDEX..............       0.50%           B            $  31.06            --
EQ/EQUITY 500 INDEX..............       0.65%           B            $  11.04            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................       0.95%           B            $ 28.78              4
EQ/EQUITY 500 INDEX.....................       1.20%           B            $ 27.58          4,445
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 11.02              5
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 12.38          9,596
EQ/EQUITY 500 INDEX.....................       1.30%           B            $ 12.27          9,058
EQ/EQUITY 500 INDEX.....................       1.35%           B            $ 26.88          2,893
EQ/EQUITY 500 INDEX.....................       1.40%           B            $ 26.65          6,702
EQ/EQUITY 500 INDEX.....................       1.50%           B            $ 12.15         13,401
EQ/EQUITY 500 INDEX.....................       1.55%           B            $ 25.98          5,014
EQ/EQUITY 500 INDEX.....................       1.60%           B            $ 25.76          4,010
EQ/EQUITY 500 INDEX.....................       1.65%           B            $ 12.01         17,472
EQ/EQUITY 500 INDEX.....................       1.70%           B            $ 25.32          1,278
EQ/EQUITY 500 INDEX.....................       1.80%           B            $ 24.89             90
EQ/EQUITY 500 INDEX.....................       1.90%           B            $ 24.47              7

EQ/EQUITY GROWTH PLUS...................       0.50%           B            $ 16.92             --
EQ/EQUITY GROWTH PLUS...................       0.95%           B            $ 16.21              6
EQ/EQUITY GROWTH PLUS...................       1.20%           B            $ 15.84          6,973
EQ/EQUITY GROWTH PLUS...................       1.25%           B            $ 13.01         12,490
EQ/EQUITY GROWTH PLUS...................       1.30%           B            $ 12.94         10,227
EQ/EQUITY GROWTH PLUS...................       1.35%           B            $ 15.61            952
EQ/EQUITY GROWTH PLUS...................       1.40%           B            $ 15.54         10,551
EQ/EQUITY GROWTH PLUS...................       1.50%           B            $ 12.77         16,373
EQ/EQUITY GROWTH PLUS...................       1.55%           B            $ 15.32          7,854
EQ/EQUITY GROWTH PLUS...................       1.60%           B            $ 15.25          4,248
EQ/EQUITY GROWTH PLUS...................       1.65%           B            $ 12.63         21,844
EQ/EQUITY GROWTH PLUS...................       1.70%           B            $ 15.10          2,210
EQ/EQUITY GROWTH PLUS...................       1.80%           B            $ 14.96             37
EQ/EQUITY GROWTH PLUS...................       1.90%           B            $ 14.82              3

EQ/FRANKLIN CORE BALANCED...............       1.30%           A            $ 11.33             45
EQ/FRANKLIN CORE BALANCED...............       1.55%           A            $ 11.30              2
EQ/FRANKLIN CORE BALANCED...............       1.65%           A            $ 11.29             13
EQ/FRANKLIN CORE BALANCED...............       1.70%           A            $ 11.28              2
EQ/FRANKLIN CORE BALANCED...............       0.50%           B            $ 10.36             --
EQ/FRANKLIN CORE BALANCED...............       0.95%           B            $ 10.16             15
EQ/FRANKLIN CORE BALANCED...............       1.20%           B            $ 10.05          1,752
EQ/FRANKLIN CORE BALANCED...............       1.25%           B            $ 10.03          4,636
EQ/FRANKLIN CORE BALANCED...............       1.30%           B            $ 10.01          9,074
EQ/FRANKLIN CORE BALANCED...............       1.35%           B            $  9.99            457
EQ/FRANKLIN CORE BALANCED...............       1.40%           B            $  9.96          2,851
EQ/FRANKLIN CORE BALANCED...............       1.50%           B            $  9.92          5,736
EQ/FRANKLIN CORE BALANCED...............       1.55%           B            $  9.90          7,472
EQ/FRANKLIN CORE BALANCED...............       1.60%           B            $  9.88          1,118
EQ/FRANKLIN CORE BALANCED...............       1.65%           B            $  9.86         20,186
EQ/FRANKLIN CORE BALANCED...............       1.70%           B            $  9.83          1,643
EQ/FRANKLIN CORE BALANCED...............       1.80%           B            $  9.79             11
EQ/FRANKLIN CORE BALANCED...............       1.90%           B            $  9.75             --

EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           A            $ 11.17             21
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           A            $ 11.14              5
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           A            $ 11.13             14
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           A            $ 11.12             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.50%           B            $  8.43             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.95%           B            $  8.30             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.15%           B            $  8.24            679
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.20%           B            $  8.22          1,052
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.25%           B            $  8.21          3,654
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           B            $  8.19         51,107
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.35%           B            $  8.18            548
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.40%           B            $  8.16          1,917
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.50%           B            $  8.13          4,993
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           B            $  8.12         27,864
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.60%           B            $  8.10          1,012
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           B            $  8.09         72,176
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           B            $  8.07          4,481
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.80%           B            $  8.04             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.90%           B            $  8.01              1

EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           A            $ 11.05             88
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           A            $ 11.01             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           A            $ 11.00             35
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           A            $ 10.99             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.50%           B            $ 13.17             --
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.95%           B            $ 12.84              5
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.20%           B            $ 12.66            480
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.25%           B            $ 12.62          1,652
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           B            $ 12.36          2,379
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.35%           B            $ 12.55            167
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.40%           B            $ 12.51          1,051
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.50%           B            $ 12.44          2,530
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           B            $ 12.40          2,245
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.60%           B            $ 12.37            216
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           B            $ 12.33          3,441
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           B            $ 12.30            286
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.80%           B            $ 12.23              3
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.90%           B            $ 12.16             --

EQ/GAMCO SMALL COMPANY VALUE............       1.30%           A            $ 13.89            693
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           A            $ 13.85            215
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           A            $ 13.84            284
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           A            $ 13.83             43
EQ/GAMCO SMALL COMPANY VALUE............       0.50%           B            $ 44.89             --
EQ/GAMCO SMALL COMPANY VALUE............       0.95%           B            $ 40.55             --
EQ/GAMCO SMALL COMPANY VALUE............       1.20%           B            $ 38.31            930
EQ/GAMCO SMALL COMPANY VALUE............       1.25%           B            $ 37.88          2,564
EQ/GAMCO SMALL COMPANY VALUE............       1.30%           B            $ 58.08          2,518
EQ/GAMCO SMALL COMPANY VALUE............       1.35%           B            $ 37.03            289
EQ/GAMCO SMALL COMPANY VALUE............       1.40%           B            $ 36.61          1,860
EQ/GAMCO SMALL COMPANY VALUE............       1.50%           B            $ 35.79          4,184
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           B            $ 35.38          4,112
EQ/GAMCO SMALL COMPANY VALUE............       1.60%           B            $ 34.98            380
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           B            $ 34.59          4,778
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           B            $ 34.20            678
EQ/GAMCO SMALL COMPANY VALUE............       1.80%           B            $ 33.42              2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/GAMCO SMALL COMPANY VALUE.................       1.90%           B            $ 32.67              7

EQ/GLOBAL BOND PLUS..........................       1.30%           A            $ 10.36             73
EQ/GLOBAL BOND PLUS..........................       1.55%           A            $ 10.33             27
EQ/GLOBAL BOND PLUS..........................       1.65%           A            $ 10.32             34
EQ/GLOBAL BOND PLUS..........................       1.70%           A            $ 10.31              6
EQ/GLOBAL BOND PLUS..........................       0.50%           B            $ 12.43             --
EQ/GLOBAL BOND PLUS..........................       0.95%           B            $ 12.14             --
EQ/GLOBAL BOND PLUS..........................       1.20%           B            $ 11.98          1,532
EQ/GLOBAL BOND PLUS..........................       1.25%           B            $ 11.95          3,729
EQ/GLOBAL BOND PLUS..........................       1.30%           B            $ 11.92          5,692
EQ/GLOBAL BOND PLUS..........................       1.35%           B            $ 11.97            523
EQ/GLOBAL BOND PLUS..........................       1.40%           B            $ 11.85          3,110
EQ/GLOBAL BOND PLUS..........................       1.50%           B            $ 11.79          6,648
EQ/GLOBAL BOND PLUS..........................       1.55%           B            $ 11.76          5,515
EQ/GLOBAL BOND PLUS..........................       1.60%           B            $ 11.73          1,209
EQ/GLOBAL BOND PLUS..........................       1.65%           B            $ 11.70         10,881
EQ/GLOBAL BOND PLUS..........................       1.70%           B            $ 11.67          1,235
EQ/GLOBAL BOND PLUS..........................       1.80%           B            $ 11.60             --
EQ/GLOBAL BOND PLUS..........................       1.90%           B            $ 11.54              3

EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           A            $ 11.20            112
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           A            $ 11.17             29
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           A            $ 11.16             32
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           A            $ 11.15              1
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.50%           B            $ 20.28             --
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.95%           B            $ 19.09             26
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.20%           B            $ 18.45          2,647
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.25%           B            $ 24.01          5,415
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           B            $ 23.84          6,593
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.35%           B            $ 18.08          1,401
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.40%           B            $ 17.96          5,762
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.50%           B            $ 23.57          9,304
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           B            $ 17.60          8,828
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.60%           B            $ 17.48          1,972
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           B            $ 23.30         10,073
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           B            $ 17.25          1,440
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.80%           B            $ 17.01             22
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.90%           B            $ 16.78              3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.50%           B            $ 23.97             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.95%           B            $ 21.91              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.20%           B            $ 20.85          1,698
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.25%           B            $ 11.10          2,180
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.17          2,244
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.99          4,344
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.35%           B            $ 20.23            416
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.40%           B            $ 20.03          2,751
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.50%           B            $ 10.90          2,985
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 10.15            780
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 19.44          2,228
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.60%           B            $ 19.24          1,196
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.13          1,189

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.78          5,599
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 10.13             81
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 18.86            948
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.80%           B            $ 18.48              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.90%           B            $ 18.12              1

EQ/INTERNATIONAL CORE PLUS...................       1.30%           A            $ 10.88            109
EQ/INTERNATIONAL CORE PLUS...................       1.55%           A            $ 10.85             19
EQ/INTERNATIONAL CORE PLUS...................       1.65%           A            $ 10.84             61
EQ/INTERNATIONAL CORE PLUS...................       1.70%           A            $ 10.83             --
EQ/INTERNATIONAL CORE PLUS...................       0.50%           B            $ 14.28             --
EQ/INTERNATIONAL CORE PLUS...................       0.95%           B            $ 13.54             28
EQ/INTERNATIONAL CORE PLUS...................       1.20%           B            $ 13.15          4,597
EQ/INTERNATIONAL CORE PLUS...................       1.25%           B            $ 15.27          6,638
EQ/INTERNATIONAL CORE PLUS...................       1.30%           B            $ 15.18          5,762
EQ/INTERNATIONAL CORE PLUS...................       1.35%           B            $ 12.92          1,473
EQ/INTERNATIONAL CORE PLUS...................       1.40%           B            $ 12.84          5,774
EQ/INTERNATIONAL CORE PLUS...................       1.50%           B            $ 14.99          6,583
EQ/INTERNATIONAL CORE PLUS...................       1.55%           B            $ 12.62          6,351
EQ/INTERNATIONAL CORE PLUS...................       1.60%           B            $ 12.54          4,538
EQ/INTERNATIONAL CORE PLUS...................       1.65%           B            $ 14.82         12,040
EQ/INTERNATIONAL CORE PLUS...................       1.70%           B            $ 12.39          2,230
EQ/INTERNATIONAL CORE PLUS...................       1.80%           B            $ 12.25             20
EQ/INTERNATIONAL CORE PLUS...................       1.90%           B            $ 12.10              3

EQ/INTERNATIONAL ETF.........................       1.30%           A            $ 10.63             81
EQ/INTERNATIONAL ETF.........................       1.55%           A            $ 10.60             19
EQ/INTERNATIONAL ETF.........................       1.65%           A            $ 10.59             20
EQ/INTERNATIONAL ETF.........................       1.70%           A            $ 10.58              5

EQ/INTERNATIONAL GROWTH......................       1.30%           A            $ 11.58             83
EQ/INTERNATIONAL GROWTH......................       1.55%           A            $ 11.55             20
EQ/INTERNATIONAL GROWTH......................       1.65%           A            $ 11.53             18
EQ/INTERNATIONAL GROWTH......................       1.70%           A            $ 11.53              5
EQ/INTERNATIONAL GROWTH......................       0.50%           B            $ 15.51             --
EQ/INTERNATIONAL GROWTH......................       0.95%           B            $ 15.12             --
EQ/INTERNATIONAL GROWTH......................       1.20%           B            $ 14.90          1,054
EQ/INTERNATIONAL GROWTH......................       1.25%           B            $ 14.86          2,305
EQ/INTERNATIONAL GROWTH......................       1.30%           B            $  6.58          8,917
EQ/INTERNATIONAL GROWTH......................       1.35%           B            $ 14.78            212
EQ/INTERNATIONAL GROWTH......................       1.40%           B            $ 14.73          1,844
EQ/INTERNATIONAL GROWTH......................       1.50%           B            $ 14.65          3,315
EQ/INTERNATIONAL GROWTH......................       1.55%           B            $ 14.61          3,917
EQ/INTERNATIONAL GROWTH......................       1.60%           B            $ 14.57            648
EQ/INTERNATIONAL GROWTH......................       1.65%           B            $ 14.52          7,236
EQ/INTERNATIONAL GROWTH......................       1.70%           B            $ 14.48          1,214
EQ/INTERNATIONAL GROWTH......................       1.80%           B            $ 14.40              5
EQ/INTERNATIONAL GROWTH......................       1.90%           B            $ 14.32             --

EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.30%           A            $ 11.41            114
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.55%           A            $ 11.37             23
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.65%           A            $ 11.36             15
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.70%           A            $ 11.35             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.50%           B            $ 15.13             --
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.95%           B            $ 14.22              3
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.20%           B            $ 13.74          1,724
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.25%           B            $ 12.33          1,337
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.30%           B            $ 12.24          1,627
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.35%           B            $ 13.45          5,077
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.40%           B            $ 13.36          2,558
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.50%           B            $ 12.10          1,612
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.55%           B            $ 13.09          2,986
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.60%           B            $ 13.00          1,965
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.65%           B            $ 11.97          2,399
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.70%           B            $ 12.82            256
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.80%           B            $ 12.64             41
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.90%           B            $ 12.47             11

EQ/LARGE CAP CORE PLUS.................       0.50%           B            $ 10.43             --
EQ/LARGE CAP CORE PLUS.................       0.95%           B            $  9.88              3
EQ/LARGE CAP CORE PLUS.................       1.20%           B            $  9.58          1,909
EQ/LARGE CAP CORE PLUS.................       1.25%           B            $ 12.27            867
EQ/LARGE CAP CORE PLUS.................       1.30%           B            $ 12.20            636
EQ/LARGE CAP CORE PLUS.................       1.35%           B            $  9.41          1,380
EQ/LARGE CAP CORE PLUS.................       1.40%           B            $  9.35          2,433
EQ/LARGE CAP CORE PLUS.................       1.50%           B            $ 12.05          1,081
EQ/LARGE CAP CORE PLUS.................       1.55%           B            $  9.18          2,525
EQ/LARGE CAP CORE PLUS.................       1.60%           B            $  9.13          2,981
EQ/LARGE CAP CORE PLUS.................       1.65%           B            $ 11.92          1,657
EQ/LARGE CAP CORE PLUS.................       1.70%           B            $  9.02            330
EQ/LARGE CAP CORE PLUS.................       1.80%           B            $  8.91             24
EQ/LARGE CAP CORE PLUS.................       1.90%           B            $  8.80              2

EQ/LARGE CAP GROWTH INDEX..............       1.30%           A            $ 11.92             78
EQ/LARGE CAP GROWTH INDEX..............       1.55%           A            $ 11.88             49
EQ/LARGE CAP GROWTH INDEX..............       1.65%           A            $ 11.87             21
EQ/LARGE CAP GROWTH INDEX..............       1.70%           A            $ 11.86              7
EQ/LARGE CAP GROWTH INDEX..............       0.50%           B            $  8.40             --
EQ/LARGE CAP GROWTH INDEX..............       0.95%           B            $  7.96             27
EQ/LARGE CAP GROWTH INDEX..............       1.20%           B            $  7.73          3,063
EQ/LARGE CAP GROWTH INDEX..............       1.25%           B            $ 13.48          2,192
EQ/LARGE CAP GROWTH INDEX..............       1.30%           B            $ 13.40          1,820
EQ/LARGE CAP GROWTH INDEX..............       1.35%           B            $  7.60          3,016
EQ/LARGE CAP GROWTH INDEX..............       1.40%           B            $  7.55          5,186
EQ/LARGE CAP GROWTH INDEX..............       1.50%           B            $ 13.23          2,903
EQ/LARGE CAP GROWTH INDEX..............       1.55%           B            $  7.42          7,310
EQ/LARGE CAP GROWTH INDEX..............       1.60%           B            $  7.37          5,531
EQ/LARGE CAP GROWTH INDEX..............       1.65%           B            $ 13.08          3,990
EQ/LARGE CAP GROWTH INDEX..............       1.70%           B            $  7.29            906
EQ/LARGE CAP GROWTH INDEX..............       1.80%           B            $  7.20             39
EQ/LARGE CAP GROWTH INDEX..............       1.90%           B            $  7.12             19

EQ/LARGE CAP GROWTH PLUS...............       1.30%           A            $ 11.60             45
EQ/LARGE CAP GROWTH PLUS...............       1.55%           A            $ 11.57             11
EQ/LARGE CAP GROWTH PLUS...............       1.65%           A            $ 11.55             22
EQ/LARGE CAP GROWTH PLUS...............       1.70%           A            $ 11.55              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     UNITS
                                    CONTRACT                                      OUTSTANDING
                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                   ----------   ---------------   ------------   ------------
EQ/LARGE CAP GROWTH PLUS........       0.50%           B            $ 17.71             --
EQ/LARGE CAP GROWTH PLUS........       0.95%           B            $ 16.65             11
EQ/LARGE CAP GROWTH PLUS........       1.20%           B            $ 16.08            953
EQ/LARGE CAP GROWTH PLUS........       1.25%           B            $ 13.69          1,377
EQ/LARGE CAP GROWTH PLUS........       1.30%           B            $ 13.60          1,994
EQ/LARGE CAP GROWTH PLUS........       1.35%           B            $ 15.75          2,743
EQ/LARGE CAP GROWTH PLUS........       1.40%           B            $ 15.64          1,527
EQ/LARGE CAP GROWTH PLUS........       1.50%           B            $ 13.44          2,377
EQ/LARGE CAP GROWTH PLUS........       1.55%           B            $ 15.32          2,793
EQ/LARGE CAP GROWTH PLUS........       1.60%           B            $ 15.21          1,649
EQ/LARGE CAP GROWTH PLUS........       1.65%           B            $ 13.29          2,226
EQ/LARGE CAP GROWTH PLUS........       1.70%           B            $ 15.00            204
EQ/LARGE CAP GROWTH PLUS........       1.80%           B            $ 14.80              4
EQ/LARGE CAP GROWTH PLUS........       1.90%           B            $ 14.59              1

EQ/LARGE CAP VALUE INDEX........       1.30%           A            $ 11.62             41
EQ/LARGE CAP VALUE INDEX........       1.55%           A            $ 11.58             15
EQ/LARGE CAP VALUE INDEX........       1.65%           A            $ 11.57             20
EQ/LARGE CAP VALUE INDEX........       1.70%           A            $ 11.56              6
EQ/LARGE CAP VALUE INDEX........       0.50%           B            $  6.18             --
EQ/LARGE CAP VALUE INDEX........       0.95%           B            $  6.03             --
EQ/LARGE CAP VALUE INDEX........       1.20%           B            $  5.95            463
EQ/LARGE CAP VALUE INDEX........       1.25%           B            $  5.94          2,219
EQ/LARGE CAP VALUE INDEX........       1.30%           B            $  5.92          3,116
EQ/LARGE CAP VALUE INDEX........       1.35%           B            $  5.99            137
EQ/LARGE CAP VALUE INDEX........       1.40%           B            $  5.89            620
EQ/LARGE CAP VALUE INDEX........       1.50%           B            $  5.86          3,165
EQ/LARGE CAP VALUE INDEX........       1.55%           B            $  5.84          2,766
EQ/LARGE CAP VALUE INDEX........       1.60%           B            $  5.83            306
EQ/LARGE CAP VALUE INDEX........       1.65%           B            $  5.81          6,525
EQ/LARGE CAP VALUE INDEX........       1.70%           B            $  5.80            832
EQ/LARGE CAP VALUE INDEX........       1.80%           B            $  5.77             --
EQ/LARGE CAP VALUE INDEX........       1.90%           B            $  5.74             --

EQ/LARGE CAP VALUE PLUS.........       1.30%           A            $ 11.41             72
EQ/LARGE CAP VALUE PLUS.........       1.55%           A            $ 11.38             23
EQ/LARGE CAP VALUE PLUS.........       1.65%           A            $ 11.36              7
EQ/LARGE CAP VALUE PLUS.........       1.70%           A            $ 11.36             --
EQ/LARGE CAP VALUE PLUS.........       0.50%           B            $ 13.95             --
EQ/LARGE CAP VALUE PLUS.........       0.95%           B            $ 13.15             22
EQ/LARGE CAP VALUE PLUS.........       1.20%           B            $ 12.73         11,451
EQ/LARGE CAP VALUE PLUS.........       1.25%           B            $ 10.68         13,845
EQ/LARGE CAP VALUE PLUS.........       1.30%           B            $ 10.61          4,942
EQ/LARGE CAP VALUE PLUS.........       1.35%           B            $ 12.48          3,217
EQ/LARGE CAP VALUE PLUS.........       1.40%           B            $ 12.40         17,469
EQ/LARGE CAP VALUE PLUS.........       1.50%           B            $ 10.49         20,267
EQ/LARGE CAP VALUE PLUS.........       1.55%           B            $ 12.15          6,685
EQ/LARGE CAP VALUE PLUS.........       1.60%           B            $ 12.07          8,017
EQ/LARGE CAP VALUE PLUS.........       1.65%           B            $ 10.37         14,279
EQ/LARGE CAP VALUE PLUS.........       1.70%           B            $ 11.91          2,059
EQ/LARGE CAP VALUE PLUS.........       1.80%           B            $ 11.76            104
EQ/LARGE CAP VALUE PLUS.........       1.90%           B            $ 11.60             16

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........       0.50%           B            $ 11.10             --
EQ/LORD ABBETT GROWTH AND INCOME........       0.95%           B            $ 10.81             --
EQ/LORD ABBETT GROWTH AND INCOME........       1.20%           B            $ 10.66            389
EQ/LORD ABBETT GROWTH AND INCOME........       1.25%           B            $ 10.63          1,831
EQ/LORD ABBETT GROWTH AND INCOME........       1.30%           B            $ 10.64          2,286
EQ/LORD ABBETT GROWTH AND INCOME........       1.35%           B            $ 10.57            206
EQ/LORD ABBETT GROWTH AND INCOME........       1.40%           B            $ 10.54            649
EQ/LORD ABBETT GROWTH AND INCOME........       1.50%           B            $ 10.48          1,984
EQ/LORD ABBETT GROWTH AND INCOME........       1.55%           B            $ 10.45          2,198
EQ/LORD ABBETT GROWTH AND INCOME........       1.60%           B            $ 10.42            259
EQ/LORD ABBETT GROWTH AND INCOME........       1.65%           B            $ 10.39          4,897
EQ/LORD ABBETT GROWTH AND INCOME........       1.70%           B            $ 10.36            406
EQ/LORD ABBETT GROWTH AND INCOME........       1.80%           B            $ 10.30              2
EQ/LORD ABBETT GROWTH AND INCOME........       1.90%           B            $ 10.24              1

EQ/LORD ABBETT LARGE CAP CORE...........       0.50%           B            $ 12.76             --
EQ/LORD ABBETT LARGE CAP CORE...........       0.95%           B            $ 12.43             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.20%           B            $ 12.26            577
EQ/LORD ABBETT LARGE CAP CORE...........       1.25%           B            $ 12.22          1,451
EQ/LORD ABBETT LARGE CAP CORE...........       1.30%           B            $ 12.27          2,940
EQ/LORD ABBETT LARGE CAP CORE...........       1.35%           B            $ 12.15            274
EQ/LORD ABBETT LARGE CAP CORE...........       1.40%           B            $ 12.12          1,208
EQ/LORD ABBETT LARGE CAP CORE...........       1.50%           B            $ 12.05          2,107
EQ/LORD ABBETT LARGE CAP CORE...........       1.55%           B            $ 12.01          2,449
EQ/LORD ABBETT LARGE CAP CORE...........       1.60%           B            $ 11.98            269
EQ/LORD ABBETT LARGE CAP CORE...........       1.65%           B            $ 11.94          4,125
EQ/LORD ABBETT LARGE CAP CORE...........       1.70%           B            $ 11.91            473
EQ/LORD ABBETT LARGE CAP CORE...........       1.80%           B            $ 11.84             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.90%           B            $ 11.77             --

EQ/MID CAP INDEX........................       1.30%           A            $ 13.07            100
EQ/MID CAP INDEX........................       1.55%           A            $ 13.04             27
EQ/MID CAP INDEX........................       1.65%           A            $ 13.02             43
EQ/MID CAP INDEX........................       1.70%           A            $ 13.01             15
EQ/MID CAP INDEX........................       0.50%           B            $ 12.49             --
EQ/MID CAP INDEX........................       0.95%           B            $ 11.92             21
EQ/MID CAP INDEX........................       1.20%           B            $ 11.61          6,242
EQ/MID CAP INDEX........................       1.25%           B            $ 13.43          6,745
EQ/MID CAP INDEX........................       1.30%           B            $ 13.36          5,233
EQ/MID CAP INDEX........................       1.35%           B            $ 11.43            740
EQ/MID CAP INDEX........................       1.40%           B            $ 11.37          8,312
EQ/MID CAP INDEX........................       1.50%           B            $ 13.18          8,957
EQ/MID CAP INDEX........................       1.55%           B            $ 11.20          7,480
EQ/MID CAP INDEX........................       1.60%           B            $ 11.14          3,823
EQ/MID CAP INDEX........................       1.65%           B            $ 13.03         10,198
EQ/MID CAP INDEX........................       1.70%           B            $ 11.02          1,672
EQ/MID CAP INDEX........................       1.80%           B            $ 10.90             22
EQ/MID CAP INDEX........................       1.90%           B            $ 10.79              2

EQ/MID CAP VALUE PLUS...................       1.30%           A            $ 12.71             17
EQ/MID CAP VALUE PLUS...................       1.55%           A            $ 12.67              7
EQ/MID CAP VALUE PLUS...................       1.65%           A            $ 12.66              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                        UNITS
                                       CONTRACT                                      OUTSTANDING
                                       CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                      ----------   ---------------   ------------   ------------
EQ/MID CAP VALUE PLUS..............       1.70%           A            $ 12.65             --
EQ/MID CAP VALUE PLUS..............       0.50%           B            $ 18.49             --
EQ/MID CAP VALUE PLUS..............       0.95%           B            $ 17.38              8
EQ/MID CAP VALUE PLUS..............       1.20%           B            $ 16.79          4,716
EQ/MID CAP VALUE PLUS..............       1.25%           B            $ 14.78         10,926
EQ/MID CAP VALUE PLUS..............       1.30%           B            $ 14.68          8,296
EQ/MID CAP VALUE PLUS..............       1.35%           B            $ 16.45            732
EQ/MID CAP VALUE PLUS..............       1.40%           B            $ 16.33          7,269
EQ/MID CAP VALUE PLUS..............       1.50%           B            $ 14.51         15,222
EQ/MID CAP VALUE PLUS..............       1.55%           B            $ 16.00          7,106
EQ/MID CAP VALUE PLUS..............       1.60%           B            $ 15.88          2,940
EQ/MID CAP VALUE PLUS..............       1.65%           B            $ 14.35         16,208
EQ/MID CAP VALUE PLUS..............       1.70%           B            $ 15.67          1,830
EQ/MID CAP VALUE PLUS..............       1.80%           B            $ 15.45             24
EQ/MID CAP VALUE PLUS..............       1.90%           B            $ 15.24              9

EQ/MONEY MARKET....................       1.30%           A            $  9.87            312
EQ/MONEY MARKET....................       1.55%           A            $  9.84          1,626
EQ/MONEY MARKET....................       1.65%           A            $  9.83            123
EQ/MONEY MARKET....................       1.70%           A            $  9.82            118
EQ/MONEY MARKET....................       0.00%           B            $ 44.43             14
EQ/MONEY MARKET....................       0.50%           B            $ 38.33             --
EQ/MONEY MARKET....................       0.65%           B            $  1.00             --
EQ/MONEY MARKET....................       0.95%           B            $ 33.55              1
EQ/MONEY MARKET....................       1.15%           B            $ 11.07              2
EQ/MONEY MARKET....................       1.15%           B            $ 31.29             50
EQ/MONEY MARKET....................       1.15%           B            $ 31.61             25
EQ/MONEY MARKET....................       1.20%           B            $ 31.14          1,161
EQ/MONEY MARKET....................       1.25%           B            $  1.00         24,335
EQ/MONEY MARKET....................       1.25%           B            $ 10.55          4,557
EQ/MONEY MARKET....................       1.30%           B            $ 10.39          5,496
EQ/MONEY MARKET....................       1.35%           B            $ 29.78          1,398
EQ/MONEY MARKET....................       1.40%           B            $ 29.33          2,401
EQ/MONEY MARKET....................       1.50%           B            $ 10.36          8,789
EQ/MONEY MARKET....................       1.55%           B            $ 28.05          2,790
EQ/MONEY MARKET....................       1.55%           B            $ 31.29            508
EQ/MONEY MARKET....................       1.60%           B            $ 27.63          1,996
EQ/MONEY MARKET....................       1.65%           B            $ 10.25         10,912
EQ/MONEY MARKET....................       1.70%           B            $ 26.82            729
EQ/MONEY MARKET....................       1.70%           B            $ 31.18             26
EQ/MONEY MARKET....................       1.80%           B            $ 26.02              5
EQ/MONEY MARKET....................       1.90%           B            $ 25.25              2

EQ/MONTAG & CALDWELL GROWTH........       1.30%           A            $ 11.00            309
EQ/MONTAG & CALDWELL GROWTH........       1.55%           A            $ 10.97             51
EQ/MONTAG & CALDWELL GROWTH........       1.65%           A            $ 10.96             88
EQ/MONTAG & CALDWELL GROWTH........       1.70%           A            $ 10.95             10
EQ/MONTAG & CALDWELL GROWTH........       0.50%           B            $  5.87             --
EQ/MONTAG & CALDWELL GROWTH........       0.95%           B            $  5.56             --
EQ/MONTAG & CALDWELL GROWTH........       1.20%           B            $  5.39          1,575
EQ/MONTAG & CALDWELL GROWTH........       1.25%           B            $  5.36          3,294
EQ/MONTAG & CALDWELL GROWTH........       1.30%           B            $  2.13          9,473

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/MONTAG & CALDWELL GROWTH.............       1.35%           B            $  5.29            431
EQ/MONTAG & CALDWELL GROWTH.............       1.40%           B            $  5.26          3,448
EQ/MONTAG & CALDWELL GROWTH.............       1.50%           B            $  5.20          5,694
EQ/MONTAG & CALDWELL GROWTH.............       1.55%           B            $  5.16          5,560
EQ/MONTAG & CALDWELL GROWTH.............       1.60%           B            $  5.13          1,000
EQ/MONTAG & CALDWELL GROWTH.............       1.65%           B            $  5.10          6,667
EQ/MONTAG & CALDWELL GROWTH.............       1.70%           B            $  5.07            964
EQ/MONTAG & CALDWELL GROWTH.............       1.80%           B            $  5.01             14
EQ/MONTAG & CALDWELL GROWTH.............       1.90%           B            $  4.95              1

EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           A            $ 13.36            266
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           A            $ 13.33             57
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           A            $ 13.31            123
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           A            $ 13.30             10
EQ/MORGAN STANLEY MID CAP GROWTH........       0.50%           B            $ 17.77             --
EQ/MORGAN STANLEY MID CAP GROWTH........       0.95%           B            $ 17.32              7
EQ/MORGAN STANLEY MID CAP GROWTH........       1.20%           B            $ 17.07          1,445
EQ/MORGAN STANLEY MID CAP GROWTH........       1.25%           B            $ 17.02          3,905
EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           B            $ 16.97          5,277
EQ/MORGAN STANLEY MID CAP GROWTH........       1.35%           B            $ 16.92            512
EQ/MORGAN STANLEY MID CAP GROWTH........       1.40%           B            $ 16.87          2,831
EQ/MORGAN STANLEY MID CAP GROWTH........       1.50%           B            $ 16.78          5,482
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           B            $ 16.73          5,888
EQ/MORGAN STANLEY MID CAP GROWTH........       1.60%           B            $ 16.68            616
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           B            $ 16.63          9,351
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           B            $ 16.59            889
EQ/MORGAN STANLEY MID CAP GROWTH........       1.80%           B            $ 16.49              3
EQ/MORGAN STANLEY MID CAP GROWTH........       1.90%           B            $ 16.40              1

EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           A            $ 11.34             28
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           A            $ 11.31              2
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           A            $ 11.29             15
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           A            $ 11.29              2
EQ/MUTUAL LARGE CAP EQUITY..............       0.50%           B            $  9.28             --
EQ/MUTUAL LARGE CAP EQUITY..............       0.95%           B            $  9.10              5
EQ/MUTUAL LARGE CAP EQUITY..............       1.20%           B            $  9.00            673
EQ/MUTUAL LARGE CAP EQUITY..............       1.25%           B            $  8.98          2,191
EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           B            $  8.96          5,245
EQ/MUTUAL LARGE CAP EQUITY..............       1.35%           B            $  8.94            146
EQ/MUTUAL LARGE CAP EQUITY..............       1.40%           B            $  8.92            943
EQ/MUTUAL LARGE CAP EQUITY..............       1.50%           B            $  8.88          1,913
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           B            $  8.86          3,351
EQ/MUTUAL LARGE CAP EQUITY..............       1.60%           B            $  8.84            357
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           B            $  8.82          9,869
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           B            $  8.80          1,238
EQ/MUTUAL LARGE CAP EQUITY..............       1.80%           B            $  8.76              1
EQ/MUTUAL LARGE CAP EQUITY..............       1.90%           B            $  8.73             --

EQ/OPPENHEIMER GLOBAL...................       1.30%           A            $ 11.61            154
EQ/OPPENHEIMER GLOBAL...................       1.55%           A            $ 11.57             44
EQ/OPPENHEIMER GLOBAL...................       1.65%           A            $ 11.56             59
EQ/OPPENHEIMER GLOBAL...................       1.70%           A            $ 11.55              7
EQ/OPPENHEIMER GLOBAL...................       0.50%           B            $ 10.90             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/OPPENHEIMER GLOBAL............       0.95%           B            $ 10.69             --
EQ/OPPENHEIMER GLOBAL............       1.20%           B            $ 10.58            868
EQ/OPPENHEIMER GLOBAL............       1.25%           B            $ 10.55          1,897
EQ/OPPENHEIMER GLOBAL............       1.30%           B            $ 10.53          4,348
EQ/OPPENHEIMER GLOBAL............       1.35%           B            $ 10.51            241
EQ/OPPENHEIMER GLOBAL............       1.40%           B            $ 10.48          1,559
EQ/OPPENHEIMER GLOBAL............       1.50%           B            $ 10.44          2,390
EQ/OPPENHEIMER GLOBAL............       1.55%           B            $ 10.42          3,598
EQ/OPPENHEIMER GLOBAL............       1.60%           B            $ 10.39            462
EQ/OPPENHEIMER GLOBAL............       1.65%           B            $ 10.37          6,724
EQ/OPPENHEIMER GLOBAL............       1.70%           B            $ 10.35          1,073
EQ/OPPENHEIMER GLOBAL............       1.80%           B            $ 10.30              2
EQ/OPPENHEIMER GLOBAL............       1.90%           B            $ 10.26              1

EQ/PIMCO ULTRA SHORT BOND........       1.30%           A            $  9.96            476
EQ/PIMCO ULTRA SHORT BOND........       1.55%           A            $  9.94            104
EQ/PIMCO ULTRA SHORT BOND........       1.65%           A            $  9.92            228
EQ/PIMCO ULTRA SHORT BOND........       1.70%           A            $  9.92            531
EQ/PIMCO ULTRA SHORT BOND........       0.50%           B            $ 11.40             --
EQ/PIMCO ULTRA SHORT BOND........       0.95%           B            $ 11.11             --
EQ/PIMCO ULTRA SHORT BOND........       1.20%           B            $ 10.95          3,480
EQ/PIMCO ULTRA SHORT BOND........       1.25%           B            $ 10.92         12,574
EQ/PIMCO ULTRA SHORT BOND........       1.30%           B            $  9.50         17,862
EQ/PIMCO ULTRA SHORT BOND........       1.35%           B            $ 10.85          1,624
EQ/PIMCO ULTRA SHORT BOND........       1.40%           B            $ 10.82          7,237
EQ/PIMCO ULTRA SHORT BOND........       1.50%           B            $ 10.76         18,756
EQ/PIMCO ULTRA SHORT BOND........       1.55%           B            $ 10.73         16,269
EQ/PIMCO ULTRA SHORT BOND........       1.60%           B            $ 10.70          3,449
EQ/PIMCO ULTRA SHORT BOND........       1.65%           B            $ 10.67         36,696
EQ/PIMCO ULTRA SHORT BOND........       1.70%           B            $ 10.64          3,294
EQ/PIMCO ULTRA SHORT BOND........       1.80%           B            $ 10.58             15
EQ/PIMCO ULTRA SHORT BOND........       1.90%           B            $ 10.52             13

EQ/QUALITY BOND PLUS.............       0.50%           B            $ 19.80             --
EQ/QUALITY BOND PLUS.............       0.95%           B            $ 18.31              2
EQ/QUALITY BOND PLUS.............       1.20%           B            $ 17.53          2,529
EQ/QUALITY BOND PLUS.............       1.25%           B            $ 11.31          5,304
EQ/QUALITY BOND PLUS.............       1.30%           B            $ 11.21          5,967
EQ/QUALITY BOND PLUS.............       1.35%           B            $ 17.08            392
EQ/QUALITY BOND PLUS.............       1.40%           B            $ 16.93          4,631
EQ/QUALITY BOND PLUS.............       1.50%           B            $ 11.10          8,821
EQ/QUALITY BOND PLUS.............       1.55%           B            $ 16.49          4,269
EQ/QUALITY BOND PLUS.............       1.60%           B            $ 16.35          1,310
EQ/QUALITY BOND PLUS.............       1.65%           B            $ 10.98          9,470
EQ/QUALITY BOND PLUS.............       1.70%           B            $ 16.06            941
EQ/QUALITY BOND PLUS.............       1.80%           B            $ 15.78              5
EQ/QUALITY BOND PLUS.............       1.90%           B            $ 15.51              3

EQ/SMALL COMPANY INDEX...........       1.30%           A            $ 13.40             96
EQ/SMALL COMPANY INDEX...........       1.55%           A            $ 13.36             29
EQ/SMALL COMPANY INDEX...........       1.65%           A            $ 13.35             50
EQ/SMALL COMPANY INDEX...........       1.70%           A            $ 13.34             18
EQ/SMALL COMPANY INDEX...........       0.50%           B            $ 18.62             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                        ----------   ---------------   ------------   ------------
EQ/SMALL COMPANY INDEX...............       0.95%           B            $ 17.56              5
EQ/SMALL COMPANY INDEX...............       1.20%           B            $ 16.99          2,150
EQ/SMALL COMPANY INDEX...............       1.25%           B            $ 14.56          3,545
EQ/SMALL COMPANY INDEX...............       1.30%           B            $ 14.46          5,026
EQ/SMALL COMPANY INDEX...............       1.35%           B            $ 16.66            744
EQ/SMALL COMPANY INDEX...............       1.40%           B            $ 16.55          3,418
EQ/SMALL COMPANY INDEX...............       1.50%           B            $ 14.29          4,821
EQ/SMALL COMPANY INDEX...............       1.55%           B            $ 16.22          4,357
EQ/SMALL COMPANY INDEX...............       1.60%           B            $ 16.12          1,345
EQ/SMALL COMPANY INDEX...............       1.65%           B            $ 14.13          7,175
EQ/SMALL COMPANY INDEX...............       1.70%           B            $ 15.91            850
EQ/SMALL COMPANY INDEX...............       1.80%           B            $ 15.70             10
EQ/SMALL COMPANY INDEX...............       1.90%           B            $ 15.49              2

EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           A            $ 11.92            287
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           A            $ 11.88             54
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           A            $ 11.87             98
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           A            $ 11.86              4
EQ/T. ROWE PRICE GROWTH STOCK........       0.50%           B            $ 19.50             --
EQ/T. ROWE PRICE GROWTH STOCK........       0.95%           B            $ 17.61              3
EQ/T. ROWE PRICE GROWTH STOCK........       1.20%           B            $ 16.64          1,468
EQ/T. ROWE PRICE GROWTH STOCK........       1.25%           B            $ 16.45          2,236
EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           B            $  6.22          9,277
EQ/T. ROWE PRICE GROWTH STOCK........       1.35%           B            $ 16.08            404
EQ/T. ROWE PRICE GROWTH STOCK........       1.40%           B            $ 15.90          2,506
EQ/T. ROWE PRICE GROWTH STOCK........       1.50%           B            $ 15.55          3,691
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           B            $ 15.37          4,145
EQ/T. ROWE PRICE GROWTH STOCK........       1.60%           B            $ 15.20          1,157
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           B            $ 15.02          5,568
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           B            $ 14.85            606
EQ/T. ROWE PRICE GROWTH STOCK........       1.80%           B            $ 14.52              9
EQ/T. ROWE PRICE GROWTH STOCK........       1.90%           B            $ 14.19             11

EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           A            $ 10.87             41
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           A            $ 10.84             22
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           A            $ 10.82             14
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           A            $ 10.82             10
EQ/TEMPLETON GLOBAL EQUITY...........       0.50%           B            $  8.97             --
EQ/TEMPLETON GLOBAL EQUITY...........       0.95%           B            $  8.80              1
EQ/TEMPLETON GLOBAL EQUITY...........       1.20%           B            $  8.70            468
EQ/TEMPLETON GLOBAL EQUITY...........       1.25%           B            $  8.68          1,576
EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           B            $  8.66          5,019
EQ/TEMPLETON GLOBAL EQUITY...........       1.35%           B            $  8.64            172
EQ/TEMPLETON GLOBAL EQUITY...........       1.40%           B            $  8.62            801
EQ/TEMPLETON GLOBAL EQUITY...........       1.50%           B            $  8.59          1,839
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           B            $  8.57          3,481
EQ/TEMPLETON GLOBAL EQUITY...........       1.60%           B            $  8.55            377
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           B            $  8.53          8,076
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           B            $  8.51            694
EQ/TEMPLETON GLOBAL EQUITY...........       1.80%           B            $  8.47              2
EQ/TEMPLETON GLOBAL EQUITY...........       1.90%           B            $  8.44             --

EQ/UBS GROWTH & INCOME...............       0.50%           B            $  5.97             --
EQ/UBS GROWTH & INCOME...............       0.95%           B            $  5.65             --
EQ/UBS GROWTH & INCOME...............       1.20%           B            $  5.48            281

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                          ----------   -----------------   ------------   ------------
EQ/UBS GROWTH & INCOME.................................       1.25%           B              $  5.44          1,577
EQ/UBS GROWTH & INCOME.................................       1.30%           B              $  2.13          5,355
EQ/UBS GROWTH & INCOME.................................       1.35%           B              $  5.38             77
EQ/UBS GROWTH & INCOME.................................       1.40%           B              $  5.34            571
EQ/UBS GROWTH & INCOME.................................       1.50%           B              $  5.28          3,153
EQ/UBS GROWTH & INCOME.................................       1.55%           B              $  5.25          2,555
EQ/UBS GROWTH & INCOME.................................       1.60%           B              $  5.21            105
EQ/UBS GROWTH & INCOME.................................       1.65%           B              $  5.18          2,625
EQ/UBS GROWTH & INCOME.................................       1.70%           B              $  5.15            161
EQ/UBS GROWTH & INCOME.................................       1.80%           B              $  5.09             --
EQ/UBS GROWTH & INCOME.................................       1.90%           B              $  5.03             --

EQ/VAN KAMPEN COMSTOCK.................................       1.30%           A              $ 11.64             44
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           A              $ 11.61             15
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           A              $ 11.59             19
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           A              $ 11.59              5
EQ/VAN KAMPEN COMSTOCK.................................       0.50%           B              $ 10.78             --
EQ/VAN KAMPEN COMSTOCK.................................       0.95%           B              $ 10.51              1
EQ/VAN KAMPEN COMSTOCK.................................       1.20%           B              $ 10.36            446
EQ/VAN KAMPEN COMSTOCK.................................       1.25%           B              $ 10.33          3,440
EQ/VAN KAMPEN COMSTOCK.................................       1.30%           B              $ 10.30          2,995
EQ/VAN KAMPEN COMSTOCK.................................       1.35%           B              $ 10.27            196
EQ/VAN KAMPEN COMSTOCK.................................       1.40%           B              $ 10.24            711
EQ/VAN KAMPEN COMSTOCK.................................       1.50%           B              $ 10.18          2,918
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           B              $ 10.15          2,134
EQ/VAN KAMPEN COMSTOCK.................................       1.60%           B              $ 10.12            314
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           B              $ 10.09          9,622
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           B              $ 10.07            587
EQ/VAN KAMPEN COMSTOCK.................................       1.80%           B              $ 10.01              4
EQ/VAN KAMPEN COMSTOCK.................................       1.90%           B              $  9.95              1

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.50%           B              $ 12.42             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.95%           B              $ 11.76             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.20%           B              $ 11.41          2,554
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.25%           B              $ 15.31          3,103
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.30%           B              $ 15.21          3,985
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.35%           B              $ 11.21            473
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.40%           B              $ 11.14          3,291
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.50%           B              $ 15.03          3,935
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.55%           B              $ 10.94          5,391
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.60%           B              $ 10.87          1,289
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.65%           B              $ 14.86          6,166
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.70%           B              $ 10.74            957
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.80%           B              $ 10.61             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.90%           B              $ 10.48              3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.30%    Service Class 2       $ 11.75             14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.55%    Service Class 2       $ 11.72             27
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.65%    Service Class 2       $ 11.71             25
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.70%    Service Class 2       $ 11.70             --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.30%    Service Class 2       $ 11.97            507
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.55%    Service Class 2       $ 11.94            124
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.65%    Service Class 2       $ 11.92            411
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.70%    Service Class 2       $ 11.91             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                    UNITS
                                                                 CONTRACT                                        OUTSTANDING
                                                                 CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                                ----------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.30%    Service Class 2       $ 12.91           251
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.55%    Service Class 2       $ 12.87            64
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.65%    Service Class 2       $ 12.86            95
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.70%    Service Class 2       $ 12.85             7

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.30%    Service Class 2       $ 10.90           355
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.55%    Service Class 2       $ 10.87            69
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.65%    Service Class 2       $ 10.86           156
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.70%    Service Class 2       $ 10.85            51

FRANKLIN INCOME SECURITIES FUND..............................       1.30%        Class 2           $ 10.87           144
FRANKLIN INCOME SECURITIES FUND..............................       1.55%        Class 2           $ 10.85            41
FRANKLIN INCOME SECURITIES FUND..............................       1.65%        Class 2           $ 10.84            74
FRANKLIN INCOME SECURITIES FUND..............................       1.70%        Class 2           $ 10.83            93

FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.30%        Class 2           $ 11.11           253
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.55%        Class 2           $ 11.08            60
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.65%        Class 2           $ 11.07            91
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.70%        Class 2           $ 11.06            36

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.30%        Class 2           $ 10.62            53
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.55%        Class 2           $ 10.59            18
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.65%        Class 2           $ 10.58            25
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.70%        Class 2           $ 10.58             8

GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.30%     Service Shares       $ 12.90           148
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.55%     Service Shares       $ 12.86            35
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.65%     Service Shares       $ 12.84            58
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.70%     Service Shares       $ 12.84             2

INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.30%       Series II          $ 10.88            22
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.55%       Series II          $ 10.85            24
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.65%       Series II          $ 10.83            10
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.70%       Series II          $ 10.83             3

INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.30%       Series II          $ 11.83           269
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.55%       Series II          $ 11.80            71
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.65%       Series II          $ 11.78           118
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.70%       Series II          $ 11.77            25

INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.30%       Series II          $ 11.40           235
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.55%       Series II          $ 11.36            49
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.65%       Series II          $ 11.35            77
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.70%       Series II          $ 11.34             5

INVESCO V.I. LEISURE FUND....................................       1.30%       Series II          $ 12.36             6
INVESCO V.I. LEISURE FUND....................................       1.55%       Series II          $ 12.33             1
INVESCO V.I. LEISURE FUND....................................       1.65%       Series II          $ 12.31             4
INVESCO V.I. LEISURE FUND....................................       1.70%       Series II          $ 12.31            --

INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.30%       Series II          $ 11.67            84
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.55%       Series II          $ 11.63            15
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.65%       Series II          $ 11.62            21
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.70%       Series II          $ 11.61             3

INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.30%       Series II          $ 13.50            34
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.55%       Series II          $ 13.46            15
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.65%       Series II          $ 13.45            21
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.70%       Series II          $ 13.44             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                              ----------   ----------------   ------------   ------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.30%      Common Shares      $ 11.66           204
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.55%      Common Shares      $ 11.63            85
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.65%      Common Shares      $ 11.61            72
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.70%      Common Shares      $ 11.61            17

IVY FUNDS VIP ENERGY.......................................       1.30%      Common Shares      $ 12.43           120
IVY FUNDS VIP ENERGY.......................................       1.55%      Common Shares      $ 12.39            57
IVY FUNDS VIP ENERGY.......................................       1.65%      Common Shares      $ 12.38            48
IVY FUNDS VIP ENERGY.......................................       1.70%      Common Shares      $ 12.37             4

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.30%      Common Shares      $ 11.96           220
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.55%      Common Shares      $ 11.92            68
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.65%      Common Shares      $ 11.91           111
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.70%      Common Shares      $ 11.90            20

IVY FUNDS VIP HIGH INCOME..................................       1.30%      Common Shares      $ 11.67           362
IVY FUNDS VIP HIGH INCOME..................................       1.55%      Common Shares      $ 11.64           126
IVY FUNDS VIP HIGH INCOME..................................       1.65%      Common Shares      $ 11.63           232
IVY FUNDS VIP HIGH INCOME..................................       1.70%      Common Shares      $ 11.62            58

IVY FUNDS VIP MID CAP GROWTH...............................       1.30%      Common Shares      $ 13.54           172
IVY FUNDS VIP MID CAP GROWTH...............................       1.55%      Common Shares      $ 13.50            70
IVY FUNDS VIP MID CAP GROWTH...............................       1.65%      Common Shares      $ 13.48            76
IVY FUNDS VIP MID CAP GROWTH...............................       1.70%      Common Shares      $ 13.48            10

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.30%      Common Shares      $ 11.82           118
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.55%      Common Shares      $ 11.78            53
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.65%      Common Shares      $ 11.77            51
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.70%      Common Shares      $ 11.76             5

IVY FUNDS VIP SMALL CAP GROWTH.............................       1.30%      Common Shares      $ 13.44           162
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.55%      Common Shares      $ 13.40            37
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.65%      Common Shares      $ 13.38            77
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.70%      Common Shares      $ 13.38             3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.30%     Service Shares      $ 12.37           587
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.55%     Service Shares      $ 12.33           168
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.65%     Service Shares      $ 12.32           283
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.70%     Service Shares      $ 12.31            26

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.30%      Service Class      $ 10.83           295
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.55%      Service Class      $ 10.80            73
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.65%      Service Class      $ 10.79           125
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.70%      Service Class      $ 10.78             8

MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.30%      Service Class      $ 11.55            98
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.55%      Service Class      $ 11.52            29
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.65%      Service Class      $ 11.51            35
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.70%      Service Class      $ 11.50            --

MFS(R) INVESTORS TRUST SERIES..............................       1.30%      Service Class      $ 11.29            59
MFS(R) INVESTORS TRUST SERIES..............................       1.55%      Service Class      $ 11.25            26
MFS(R) INVESTORS TRUST SERIES..............................       1.65%      Service Class      $ 11.24            25
MFS(R) INVESTORS TRUST SERIES..............................       1.70%      Service Class      $ 11.23             1

MFS(R) TECHNOLOGY PORTFOLIO................................       1.30%      Service Class      $ 12.17            75
MFS(R) TECHNOLOGY PORTFOLIO................................       1.55%      Service Class      $ 12.14            37

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MFS(R) TECHNOLOGY PORTFOLIO...............       1.65%     Service Class      $ 12.13             42
MFS(R) TECHNOLOGY PORTFOLIO...............       1.70%     Service Class      $ 12.12              2

MFS(R) UTILITIES SERIES...................       1.30%     Service Class      $ 11.80             84
MFS(R) UTILITIES SERIES...................       1.55%     Service Class      $ 11.76             22
MFS(R) UTILITIES SERIES...................       1.65%     Service Class      $ 11.75             25
MFS(R) UTILITIES SERIES...................       1.70%     Service Class      $ 11.74              9

MULTIMANAGER AGGRESSIVE EQUITY............       0.50%           B            $ 67.09             --
MULTIMANAGER AGGRESSIVE EQUITY............       0.95%           B            $ 59.92              1
MULTIMANAGER AGGRESSIVE EQUITY............       1.20%           B            $ 56.25          1,032
MULTIMANAGER AGGRESSIVE EQUITY............       1.25%           B            $ 11.95          5,358
MULTIMANAGER AGGRESSIVE EQUITY............       1.30%           B            $ 11.79          4,150
MULTIMANAGER AGGRESSIVE EQUITY............       1.35%           B            $ 54.16            327
MULTIMANAGER AGGRESSIVE EQUITY............       1.40%           B            $ 53.48          1,749
MULTIMANAGER AGGRESSIVE EQUITY............       1.50%           B            $ 11.73          8,300
MULTIMANAGER AGGRESSIVE EQUITY............       1.55%           B            $ 51.49          1,021
MULTIMANAGER AGGRESSIVE EQUITY............       1.60%           B            $ 50.84            669
MULTIMANAGER AGGRESSIVE EQUITY............       1.65%           B            $ 11.60          8,625
MULTIMANAGER AGGRESSIVE EQUITY............       1.70%           B            $ 49.57            250
MULTIMANAGER AGGRESSIVE EQUITY............       1.80%           B            $ 48.33             10
MULTIMANAGER AGGRESSIVE EQUITY............       1.90%           B            $ 47.12              1

MULTIMANAGER CORE BOND....................       0.50%           B            $ 14.74             --
MULTIMANAGER CORE BOND....................       0.95%           B            $ 14.15             --
MULTIMANAGER CORE BOND....................       1.20%           B            $ 13.83          7,381
MULTIMANAGER CORE BOND....................       1.25%           B            $ 12.80          7,888
MULTIMANAGER CORE BOND....................       1.30%           B            $ 12.78         11,264
MULTIMANAGER CORE BOND....................       1.35%           B            $ 13.64            813
MULTIMANAGER CORE BOND....................       1.40%           B            $ 13.58         12,876
MULTIMANAGER CORE BOND....................       1.50%           B            $ 12.57         12,349
MULTIMANAGER CORE BOND....................       1.55%           B            $ 13.40          9,742
MULTIMANAGER CORE BOND....................       1.60%           B            $ 13.34          4,073
MULTIMANAGER CORE BOND....................       1.65%           B            $ 12.43         18,690
MULTIMANAGER CORE BOND....................       1.70%           B            $ 13.21          3,413
MULTIMANAGER CORE BOND....................       1.80%           B            $ 13.09             25
MULTIMANAGER CORE BOND....................       1.90%           B            $ 12.97              3

MULTIMANAGER INTERNATIONAL EQUITY.........       0.50%           B            $ 14.29             --
MULTIMANAGER INTERNATIONAL EQUITY.........       0.95%           B            $ 13.72             --
MULTIMANAGER INTERNATIONAL EQUITY.........       1.20%           B            $ 13.41          2,387
MULTIMANAGER INTERNATIONAL EQUITY.........       1.25%           B            $ 14.48          3,317
MULTIMANAGER INTERNATIONAL EQUITY.........       1.30%           B            $ 14.41          3,852
MULTIMANAGER INTERNATIONAL EQUITY.........       1.35%           B            $ 13.23            392
MULTIMANAGER INTERNATIONAL EQUITY.........       1.40%           B            $ 13.17          3,730
MULTIMANAGER INTERNATIONAL EQUITY.........       1.50%           B            $ 14.21          4,866
MULTIMANAGER INTERNATIONAL EQUITY.........       1.55%           B            $ 12.99          4,046
MULTIMANAGER INTERNATIONAL EQUITY.........       1.60%           B            $ 12.93          1,251
MULTIMANAGER INTERNATIONAL EQUITY.........       1.65%           B            $ 14.06          7,570
MULTIMANAGER INTERNATIONAL EQUITY.........       1.70%           B            $ 12.81            842
MULTIMANAGER INTERNATIONAL EQUITY.........       1.80%           B            $ 12.69              8
MULTIMANAGER INTERNATIONAL EQUITY.........       1.90%           B            $ 12.58              1

MULTIMANAGER LARGE CAP CORE EQUITY........       0.50%           B            $ 11.84             --
MULTIMANAGER LARGE CAP CORE EQUITY........       0.95%           B            $ 11.36             --
MULTIMANAGER LARGE CAP CORE EQUITY........       1.20%           B            $ 11.11          1,524

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MULTIMANAGER LARGE CAP CORE EQUITY........       1.25%           B            $ 12.10            940
MULTIMANAGER LARGE CAP CORE EQUITY........       1.30%           B            $ 12.04            928
MULTIMANAGER LARGE CAP CORE EQUITY........       1.35%           B            $ 10.96            153
MULTIMANAGER LARGE CAP CORE EQUITY........       1.40%           B            $ 10.91          2,699
MULTIMANAGER LARGE CAP CORE EQUITY........       1.50%           B            $ 11.88          1,498
MULTIMANAGER LARGE CAP CORE EQUITY........       1.55%           B            $ 10.76          1,066
MULTIMANAGER LARGE CAP CORE EQUITY........       1.60%           B            $ 10.71            856
MULTIMANAGER LARGE CAP CORE EQUITY........       1.65%           B            $ 11.75          2,716
MULTIMANAGER LARGE CAP CORE EQUITY........       1.70%           B            $ 10.61            416
MULTIMANAGER LARGE CAP CORE EQUITY........       1.80%           B            $ 10.52              1
MULTIMANAGER LARGE CAP CORE EQUITY........       1.90%           B            $ 10.42             --

MULTIMANAGER LARGE CAP VALUE..............       0.50%           B            $ 13.24             --
MULTIMANAGER LARGE CAP VALUE..............       0.95%           B            $ 12.71             14
MULTIMANAGER LARGE CAP VALUE..............       1.20%           B            $ 12.42          2,921
MULTIMANAGER LARGE CAP VALUE..............       1.25%           B            $ 13.37          2,975
MULTIMANAGER LARGE CAP VALUE..............       1.30%           B            $ 13.31          3,101
MULTIMANAGER LARGE CAP VALUE..............       1.35%           B            $ 12.25            334
MULTIMANAGER LARGE CAP VALUE..............       1.40%           B            $ 12.20          5,125
MULTIMANAGER LARGE CAP VALUE..............       1.50%           B            $ 13.13          4,871
MULTIMANAGER LARGE CAP VALUE..............       1.55%           B            $ 12.03          3,050
MULTIMANAGER LARGE CAP VALUE..............       1.60%           B            $ 11.98          1,891
MULTIMANAGER LARGE CAP VALUE..............       1.65%           B            $ 12.98          5,659
MULTIMANAGER LARGE CAP VALUE..............       1.70%           B            $ 11.87            753
MULTIMANAGER LARGE CAP VALUE..............       1.80%           B            $ 11.76             26
MULTIMANAGER LARGE CAP VALUE..............       1.90%           B            $ 11.65              3

MULTIMANAGER MID CAP GROWTH...............       0.50%           B            $ 12.70             --
MULTIMANAGER MID CAP GROWTH...............       0.95%           B            $ 12.19             --
MULTIMANAGER MID CAP GROWTH...............       1.20%           B            $ 11.92          3,508
MULTIMANAGER MID CAP GROWTH...............       1.25%           B            $ 14.55          2,295
MULTIMANAGER MID CAP GROWTH...............       1.30%           B            $ 14.49          2,136
MULTIMANAGER MID CAP GROWTH...............       1.35%           B            $ 11.76            323
MULTIMANAGER MID CAP GROWTH...............       1.40%           B            $ 11.70          5,692
MULTIMANAGER MID CAP GROWTH...............       1.50%           B            $ 14.29          3,349
MULTIMANAGER MID CAP GROWTH...............       1.55%           B            $ 11.54          2,479
MULTIMANAGER MID CAP GROWTH...............       1.60%           B            $ 11.49          1,969
MULTIMANAGER MID CAP GROWTH...............       1.65%           B            $ 14.13          4,760
MULTIMANAGER MID CAP GROWTH...............       1.70%           B            $ 11.39            783
MULTIMANAGER MID CAP GROWTH...............       1.80%           B            $ 11.28              9
MULTIMANAGER MID CAP GROWTH...............       1.90%           B            $ 11.18              2

MULTIMANAGER MID CAP VALUE................       0.50%           B            $ 16.46             --
MULTIMANAGER MID CAP VALUE................       0.95%           B            $ 15.80              2
MULTIMANAGER MID CAP VALUE................       1.20%           B            $ 15.45          2,764
MULTIMANAGER MID CAP VALUE................       1.25%           B            $ 16.52          2,341
MULTIMANAGER MID CAP VALUE................       1.30%           B            $ 16.45          2,689
MULTIMANAGER MID CAP VALUE................       1.35%           B            $ 15.24            334
MULTIMANAGER MID CAP VALUE................       1.40%           B            $ 15.17          4,584
MULTIMANAGER MID CAP VALUE................       1.50%           B            $ 16.22          3,593
MULTIMANAGER MID CAP VALUE................       1.55%           B            $ 14.96          2,739
MULTIMANAGER MID CAP VALUE................       1.60%           B            $ 14.89          1,604
MULTIMANAGER MID CAP VALUE................       1.65%           B            $ 16.04          4,840
MULTIMANAGER MID CAP VALUE................       1.70%           B            $ 14.76            760
MULTIMANAGER MID CAP VALUE................       1.80%           B            $ 14.62             14
MULTIMANAGER MID CAP VALUE................       1.90%           B            $ 14.49              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........       0.50%           B            $ 34.87             --
MULTIMANAGER MULTI-SECTOR BOND........       0.95%           B            $ 31.27              3
MULTIMANAGER MULTI-SECTOR BOND........       1.20%           B            $ 29.43          2,148
MULTIMANAGER MULTI-SECTOR BOND........       1.25%           B            $ 11.02          6,032
MULTIMANAGER MULTI-SECTOR BOND........       1.30%           B            $ 10.89          3,634
MULTIMANAGER MULTI-SECTOR BOND........       1.35%           B            $ 28.38          1,017
MULTIMANAGER MULTI-SECTOR BOND........       1.40%           B            $ 28.04          3,528
MULTIMANAGER MULTI-SECTOR BOND........       1.50%           B            $ 10.82         10,052
MULTIMANAGER MULTI-SECTOR BOND........       1.55%           B            $ 27.03          2,079
MULTIMANAGER MULTI-SECTOR BOND........       1.60%           B            $ 26.70          1,666
MULTIMANAGER MULTI-SECTOR BOND........       1.65%           B            $ 10.70          8,961
MULTIMANAGER MULTI-SECTOR BOND........       1.70%           B            $ 26.06            641
MULTIMANAGER MULTI-SECTOR BOND........       1.80%           B            $ 25.43              9
MULTIMANAGER MULTI-SECTOR BOND........       1.90%           B            $ 24.82             --

MULTIMANAGER SMALL CAP GROWTH.........       0.50%           B            $  9.52             --
MULTIMANAGER SMALL CAP GROWTH.........       0.95%           B            $  9.01             --
MULTIMANAGER SMALL CAP GROWTH.........       1.20%           B            $  8.74            638
MULTIMANAGER SMALL CAP GROWTH.........       1.25%           B            $  8.69          3,507
MULTIMANAGER SMALL CAP GROWTH.........       1.30%           B            $  4.98          7,726
MULTIMANAGER SMALL CAP GROWTH.........       1.35%           B            $  8.58            327
MULTIMANAGER SMALL CAP GROWTH.........       1.40%           B            $  8.53          1,369
MULTIMANAGER SMALL CAP GROWTH.........       1.50%           B            $  8.43          5,243
MULTIMANAGER SMALL CAP GROWTH.........       1.55%           B            $  8.37          4,459
MULTIMANAGER SMALL CAP GROWTH.........       1.60%           B            $  8.32            379
MULTIMANAGER SMALL CAP GROWTH.........       1.65%           B            $  8.27          7,044
MULTIMANAGER SMALL CAP GROWTH.........       1.70%           B            $  8.22            746
MULTIMANAGER SMALL CAP GROWTH.........       1.80%           B            $  8.12              1
MULTIMANAGER SMALL CAP GROWTH.........       1.90%           B            $  8.02             --

MULTIMANAGER SMALL CAP VALUE..........       0.50%           B            $ 18.36             --
MULTIMANAGER SMALL CAP VALUE..........       0.95%           B            $ 17.31              4
MULTIMANAGER SMALL CAP VALUE..........       1.20%           B            $ 16.75          3,404
MULTIMANAGER SMALL CAP VALUE..........       1.25%           B            $ 12.58          4,833
MULTIMANAGER SMALL CAP VALUE..........       1.30%           B            $ 12.49          1,478
MULTIMANAGER SMALL CAP VALUE..........       1.35%           B            $ 16.42          1,650
MULTIMANAGER SMALL CAP VALUE..........       1.40%           B            $ 16.31          4,601
MULTIMANAGER SMALL CAP VALUE..........       1.50%           B            $ 12.35          6,348
MULTIMANAGER SMALL CAP VALUE..........       1.55%           B            $ 15.99          1,878
MULTIMANAGER SMALL CAP VALUE..........       1.60%           B            $ 15.89          2,303
MULTIMANAGER SMALL CAP VALUE..........       1.65%           B            $ 12.21          5,724
MULTIMANAGER SMALL CAP VALUE..........       1.70%           B            $ 15.68            612
MULTIMANAGER SMALL CAP VALUE..........       1.80%           B            $ 15.48             28
MULTIMANAGER SMALL CAP VALUE..........       1.90%           B            $ 15.27              5

MULTIMANAGER TECHNOLOGY...............       0.50%           B            $ 12.65             --
MULTIMANAGER TECHNOLOGY...............       0.95%           B            $ 12.14             11
MULTIMANAGER TECHNOLOGY...............       1.20%           B            $ 11.87          1,987
MULTIMANAGER TECHNOLOGY...............       1.25%           B            $ 13.82          2,728
MULTIMANAGER TECHNOLOGY...............       1.30%           B            $ 13.76          3,303
MULTIMANAGER TECHNOLOGY...............       1.35%           B            $ 11.71            551
MULTIMANAGER TECHNOLOGY...............       1.40%           B            $ 11.66          4,626
MULTIMANAGER TECHNOLOGY...............       1.50%           B            $ 13.57          5,506
MULTIMANAGER TECHNOLOGY...............       1.55%           B            $ 11.50          5,183
MULTIMANAGER TECHNOLOGY...............       1.60%           B            $ 11.45          1,814

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                ----------   ---------------   ------------   ------------
MULTIMANAGER TECHNOLOGY......................................       1.65%          B             $ 13.42          5,979
MULTIMANAGER TECHNOLOGY......................................       1.70%          B             $ 11.34            705
MULTIMANAGER TECHNOLOGY......................................       1.80%          B             $ 11.24              7
MULTIMANAGER TECHNOLOGY......................................       1.90%          B             $ 11.14             --

MUTUAL SHARES SECURITIES FUND................................       1.30%       Class 2          $ 10.74             69
MUTUAL SHARES SECURITIES FUND................................       1.55%       Class 2          $ 10.71             19
MUTUAL SHARES SECURITIES FUND................................       1.65%       Class 2          $ 10.70             51
MUTUAL SHARES SECURITIES FUND................................       1.70%       Class 2          $ 10.70              7

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.30%    Advisor Class       $ 12.96            164
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.55%    Advisor Class       $ 12.93             22
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.65%    Advisor Class       $ 12.91             99
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.70%    Advisor Class       $ 12.90             31

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.30%    Advisor Class       $ 11.11            244
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.55%    Advisor Class       $ 11.08             86
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.65%    Advisor Class       $ 11.07            107
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.70%    Advisor Class       $ 11.06             35

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.30%    Advisor Class       $ 10.64            462
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.55%    Advisor Class       $ 10.61            113
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.65%    Advisor Class       $ 10.59            290
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.70%    Advisor Class       $ 10.59             75

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.30%    Advisor Class       $ 10.64          1,151
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.55%    Advisor Class       $ 10.61            222
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.65%    Advisor Class       $ 10.60            607
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.70%    Advisor Class       $ 10.60            288

PROFUND VP BEAR..............................................       1.30%    Common Shares       $  7.84             20
PROFUND VP BEAR..............................................       1.55%    Common Shares       $  7.82              6
PROFUND VP BEAR..............................................       1.65%    Common Shares       $  7.81             26
PROFUND VP BEAR..............................................       1.70%    Common Shares       $  7.81              3

PROFUND VP BIOTECHNOLOGY.....................................       1.30%    Common Shares       $ 10.47             39
PROFUND VP BIOTECHNOLOGY.....................................       1.55%    Common Shares       $ 10.44             13
PROFUND VP BIOTECHNOLOGY.....................................       1.65%    Common Shares       $ 10.42             18
PROFUND VP BIOTECHNOLOGY.....................................       1.70%    Common Shares       $ 10.42              1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.30%       Class II         $ 11.99             71
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.55%       Class II         $ 11.95             43
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.65%       Class II         $ 11.94             38
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.70%       Class II         $ 11.93              1

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.30%       Class 2          $ 11.95            158
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.55%       Class 2          $ 11.92             43
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.65%       Class 2          $ 11.90             76
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.70%       Class 2          $ 11.90              3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ----------------   ------------   ------------
TEMPLETON FOREIGN SECURITIES FUND............       1.30%        Class 2          $ 10.79           158
TEMPLETON FOREIGN SECURITIES FUND............       1.55%        Class 2          $ 10.75            23
TEMPLETON FOREIGN SECURITIES FUND............       1.65%        Class 2          $ 10.74            60
TEMPLETON FOREIGN SECURITIES FUND............       1.70%        Class 2          $ 10.74            23

TEMPLETON GLOBAL BOND SECURITIES FUND........       1.30%        Class 2          $ 11.35           777
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.55%        Class 2          $ 11.32           189
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.65%        Class 2          $ 11.31           437
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.70%        Class 2          $ 11.30            89

TEMPLETON GROWTH SECURITIES FUND.............       1.30%        Class 2          $ 10.30            21
TEMPLETON GROWTH SECURITIES FUND.............       1.55%        Class 2          $ 10.27             4
TEMPLETON GROWTH SECURITIES FUND.............       1.65%        Class 2          $ 10.26            34
TEMPLETON GROWTH SECURITIES FUND.............       1.70%        Class 2          $ 10.26             1

VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.30%    Class S Shares       $ 13.08           327
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.55%    Class S Shares       $ 13.04            95
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.65%    Class S Shares       $ 13.03           135
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.70%    Class S Shares       $ 13.02            31

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                    ALLIANCEBERNSTEIN VPS
                                                       ALL ASSET       BALANCED WEALTH
                                                      ALLOCATION*    STRATEGY PORTFOLIO
                                                     ------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 27,315           $  5,544
 Expenses:
  Less: Asset-based charges.........................     10,089              7,746
                                                       --------           --------
NET INVESTMENT INCOME (LOSS)........................     17,226             (2,202)
                                                       --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,100)             2,320
  Realized gain distribution from The Trusts........     39,375                 --
                                                       --------           --------
 Net realized gain (loss)...........................     36,275              2,320
                                                       --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     98,495             82,744
                                                       --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    134,770             85,064
                                                       --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $151,996           $ 82,862
                                                       ========           ========


                                                      ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                       INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                            PORTFOLIO           COMPANY VALUE          VALUE
                                                     ----------------------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $  2,246              $ 2,418            $ 29,682
 Expenses:
  Less: Asset-based charges.........................           5,822                2,166              13,666
                                                            --------              -------            --------
NET INVESTMENT INCOME (LOSS)........................          (3,576)                 252              16,016
                                                            --------              -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            (755)                (490)              4,713
  Realized gain distribution from The Trusts........              --                   --                  --
                                                            --------              -------            --------
 Net realized gain (loss)...........................            (755)                (490)              4,713
                                                            --------              -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         125,947               30,689             228,547
                                                            --------              -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         125,192               30,199             233,260
                                                            --------              -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $121,616              $30,451            $249,276
                                                            ========              =======            ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION*       STRATEGY*       ALLOCATION*
                                                     ----------------- -------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    44,530,588   $ 5,504,517      $ 42,174,090
 Expenses:
  Less: Asset-based charges.........................       43,293,007     3,945,554        30,230,383
                                                      ---------------   -----------      ------------
NET INVESTMENT INCOME (LOSS)........................        1,237,581     1,558,963        11,943,707
                                                      ---------------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (250,173,315)      807,208        (1,396,274)
  Realized gain distribution from The Trusts........       66,898,067     2,231,150        84,033,297
                                                      ---------------   -----------      ------------
 Net realized gain (loss)...........................     (183,275,248)    3,038,358        82,637,023
                                                      ---------------   -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      488,754,760    25,097,789        19,959,612
                                                      ---------------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      305,479,512    28,136,147       102,596,635
                                                      ---------------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   306,717,093   $29,695,110      $114,540,342
                                                      ===============   ===========      ============


                                                      AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                     ------------------ ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 3,071,346        $1,912,645          $  34,431,142
 Expenses:
  Less: Asset-based charges.........................       2,339,225         1,403,107             25,911,973
                                                         -----------        ----------          -------------
NET INVESTMENT INCOME (LOSS)........................         732,121           509,538              8,519,169
                                                         -----------        ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         805,874           899,682            (48,205,294)
  Realized gain distribution from The Trusts........       1,271,367           597,700             51,875,170
                                                         -----------        ----------          -------------
 Net realized gain (loss)...........................       2,077,241         1,497,382              3,669,876
                                                         -----------        ----------          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,327,306         3,082,030            115,049,961
                                                         -----------        ----------          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,404,547         4,579,412            118,719,837
                                                         -----------        ----------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $14,136,668        $5,088,950          $ 127,239,006
                                                         ===========        ==========          =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA GROWTH     AXA MODERATE      AXA MODERATE
                                                       STRATEGY*      ALLOCATION*     GROWTH STRATEGY*
                                                     ------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 5,992,969   $   153,290,909      $13,383,405
 Expenses:
  Less: Asset-based charges.........................    5,747,886       107,351,580        9,741,677
                                                      -----------   ---------------      -----------
NET INVESTMENT INCOME (LOSS)........................      245,083        45,939,329        3,641,728
                                                      -----------   ---------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,908,286      (148,671,531)       1,968,626
  Realized gain distribution from The Trusts........    3,271,588       174,676,439        5,425,752
                                                      -----------   ---------------      -----------
 Net realized gain (loss)...........................    5,179,874        26,004,908        7,394,378
                                                      -----------   ---------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   40,955,455       505,050,402       72,357,490
                                                      -----------   ---------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   46,135,329       531,055,310       79,751,868
                                                      -----------   ---------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $46,380,412   $   576,994,639      $83,393,596
                                                      ===========   ===============      ===========


                                                      AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                         ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                     ------------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   177,666,482     $    7,286      $      315
 Expenses:
  Less: Asset-based charges.........................       156,987,655        132,189         118,638
                                                       ---------------     ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        20,678,827       (124,903)       (118,323)
                                                       ---------------     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (314,649,277)        34,113          31,675
  Realized gain distribution from The Trusts........       282,780,244        682,892         499,856
                                                       ---------------     ----------      ----------
 Net realized gain (loss)...........................       (31,869,033)       717,005         531,531
                                                       ---------------     ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       996,339,245      2,895,878       2,433,989
                                                       ---------------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       964,470,212      3,612,883       2,965,520
                                                       ---------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   985,149,039     $3,487,980      $2,847,197
                                                       ===============     ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      AXA TACTICAL        BLACKROCK
                                                      AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                      MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                     -------------- ---------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  124,291      $  228,258        $  209,675
 Expenses:
  Less: Asset-based charges.........................      280,397         241,286           137,558
                                                       ----------      ----------        ----------
NET INVESTMENT INCOME (LOSS)........................     (156,106)        (13,028)           72,117
                                                       ----------      ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       19,089          (6,678)          (17,244)
  Realized gain distribution from The Trusts........      874,415         100,721           113,888
                                                       ----------      ----------        ----------
 Net realized gain (loss)...........................      893,504          94,043            96,644
                                                       ----------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    4,055,677       3,313,728         1,231,110
                                                       ----------      ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    4,949,181       3,407,771         1,327,754
                                                       ----------      ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $4,793,075      $3,394,743        $1,399,871
                                                       ==========      ==========        ==========


                                                          BLACKROCK
                                                      LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  7,387           $ 14,515,985          $      1,014
 Expenses:
  Less: Asset-based charges.........................         9,645              9,517,838             5,402,813
                                                          --------           ------------          ------------
NET INVESTMENT INCOME (LOSS)........................        (2,258)             4,998,147            (5,401,799)
                                                          --------           ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           803            (75,518,603)          (10,937,416)
  Realized gain distribution from The Trusts........            --                     --                    --
                                                          --------           ------------          ------------
 Net realized gain (loss)...........................           803            (75,518,603)          (10,937,416)
                                                          --------           ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       174,217             91,853,963           121,150,323
                                                          --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       175,020             16,335,360           110,212,907
                                                          --------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $172,762           $ 21,333,507          $104,811,108
                                                          ========           ============          ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                               EQ/BLACKROCK     EQ/BLACKROCK
                                                         EQ/AXA FRANKLIN        BASIC VALUE     INTERNATIONAL
                                                      SMALL CAP VALUE CORE*       EQUITY*          VALUE*
                                                     ----------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    215,481         $ 10,111,164     $  5,328,761
 Expenses:
  Less: Asset-based charges.........................         1,653,021           11,349,170       10,325,684
                                                          ------------         ------------     ------------
NET INVESTMENT INCOME (LOSS)........................        (1,437,540)          (1,238,006)      (4,996,923)
                                                          ------------         ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,335,672          (24,211,249)     (46,214,094)
  Realized gain distribution from The Trusts........                --                   --               --
                                                          ------------         ------------     ------------
 Net realized gain (loss)...........................         2,335,672          (24,211,249)     (46,214,094)
                                                          ------------         ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,255,032          107,145,393       79,693,302
                                                          ------------         ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        24,590,704           82,934,144       33,479,208
                                                          ------------         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 23,153,164         $ 81,696,138     $ 28,482,285
                                                          ============         ============     ============


                                                      EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                        EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                     -------------------- --------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  4,615,501         $    21,881         $ 1,268,745
 Expenses:
  Less: Asset-based charges.........................        2,730,596             654,297           4,697,162
                                                         ------------         -----------         -----------
NET INVESTMENT INCOME (LOSS)........................        1,884,905            (632,416)         (3,428,417)
                                                         ------------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (13,445,593)         (2,591,833)         (6,346,066)
  Realized gain distribution from The Trusts........               --                  --                  --
                                                         ------------         -----------         -----------
 Net realized gain (loss)...........................      (13,445,593)         (2,591,833)         (6,346,066)
                                                         ------------         -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       37,462,138           7,974,772          43,790,728
                                                         ------------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       24,016,545           5,382,939          37,444,662
                                                         ------------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 25,901,450         $ 4,750,523         $34,016,245
                                                         ============         ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON         EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*      BOND INDEX*
                                                     -------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  6,293,359       $  9,559,656     $ 24,137,575
 Expenses:
  Less: Asset-based charges.........................       12,333,346         10,993,051       15,689,549
                                                         ------------       ------------     ------------
NET INVESTMENT INCOME (LOSS)........................       (6,039,987)        (1,433,395)       8,448,026
                                                         ------------       ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (9,628,458)       (23,550,500)     (27,611,329)
  Realized gain distribution from The Trusts........               --                 --               --
                                                         ------------       ------------     ------------
 Net realized gain (loss)...........................       (9,628,458)       (23,550,500)     (27,611,329)
                                                         ------------       ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      129,006,990        126,777,315       62,747,112
                                                         ------------       ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      119,378,532        103,226,815       35,135,783
                                                         ------------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $113,338,545       $101,793,420     $ 43,583,809
                                                         ============       ============     ============


                                                       EQ/DAVIS NEW       EQ/EQUITY        EQ/EQUITY
                                                       YORK VENTURE*     500 INDEX*      GROWTH PLUS*
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,713,279     $ 16,461,961     $  3,497,518
 Expenses:
  Less: Asset-based charges.........................      5,051,266       16,836,990       18,057,206
                                                       ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................     (2,337,987)        (375,029)     (14,559,688)
                                                       ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,273,215)     (24,017,262)     (22,200,303)
  Realized gain distribution from The Trusts........             --               --               --
                                                       ------------     ------------     ------------
 Net realized gain (loss)...........................    (14,273,215)     (24,017,262)     (22,200,303)
                                                       ------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     49,500,530      164,923,811      192,797,317
                                                       ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     35,227,315      140,906,549      170,597,014
                                                       ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 32,889,328     $140,531,520     $156,037,326
                                                       ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/FRANKLIN         EQ/FRANKLIN         EQ/GAMCO MERGERS
                                                      CORE BALANCED*   TEMPLETON ALLOCATION*   AND ACQUISITIONS*
                                                     ---------------- ----------------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 16,219,176        $ 26,180,060           $        --
 Expenses:
  Less: Asset-based charges.........................      8,293,537          20,022,865             2,295,384
                                                       ------------        ------------           -----------
NET INVESTMENT INCOME (LOSS)........................      7,925,639           6,157,195            (2,295,384)
                                                       ------------        ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (48,297,438)        (48,402,797)              120,706
  Realized gain distribution from The Trusts........             --                  --             4,427,035
                                                       ------------        ------------           -----------
 Net realized gain (loss)...........................    (48,297,438)        (48,402,797)            4,547,741
                                                       ------------        ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     89,802,920         152,079,246             9,750,229
                                                       ------------        ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     41,505,482         103,676,449            14,297,970
                                                       ------------        ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 49,431,121        $109,833,644           $12,002,586
                                                       ============        ============           ===========


                                                      EQ/GAMCO SMALL      EQ/GLOBAL          EQ/GLOBAL
                                                      COMPANY VALUE*     BOND PLUS*     MULTI-SECTOR EQUITY*
                                                     ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,604,098     $ 13,120,957       $ 11,935,887
 Expenses:
  Less: Asset-based charges.........................     10,274,484        6,709,165         16,007,507
                                                       ------------     ------------       ------------
NET INVESTMENT INCOME (LOSS)........................     (7,670,386)       6,411,792         (4,071,620)
                                                       ------------     ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      7,145,762      (11,435,204)       (93,814,827)
  Realized gain distribution from The Trusts........             --               --                 --
                                                       ------------     ------------       ------------
 Net realized gain (loss)...........................      7,145,762      (11,435,204)       (93,814,827)
                                                       ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    194,551,939       24,553,768        195,853,821
                                                       ------------     ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    201,697,701       13,118,564        102,038,994
                                                       ------------     ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $194,027,315     $ 19,530,356       $ 97,967,374
                                                       ============     ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/INTERMEDIATE
                                                        GOVERNMENT     EQ/INTERNATIONAL
                                                        BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                     ---------------- ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 4,722,829       $ 13,216,952           $ 61,648
 Expenses:
  Less: Asset-based charges.........................     5,672,939         10,880,657              8,363
                                                       -----------       ------------           --------
NET INVESTMENT INCOME (LOSS)........................      (950,110)         2,336,295             53,285
                                                       -----------       ------------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        11,700        (38,528,670)             1,292
  Realized gain distribution from The Trusts........            --                 --             76,577
                                                       -----------       ------------           --------
 Net realized gain (loss)...........................        11,700        (38,528,670)            77,869
                                                       -----------       ------------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    10,662,192         90,147,494            137,277
                                                       -----------       ------------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,673,892         51,618,824            215,146
                                                       -----------       ------------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,723,782       $ 53,955,119           $268,431
                                                       ===========       ============           ========


                                                      EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                           GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                     ------------------ ----------------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,933,525        $  3,448,904          $ 1,501,632
 Expenses:
  Less: Asset-based charges.........................       4,473,461           3,779,599            2,205,573
                                                        ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................      (1,539,936)           (330,695)            (703,941)
                                                        ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (12,960,436)        (15,337,191)          (5,405,163)
  Realized gain distribution from The Trusts........              --                  --           11,355,608
                                                        ------------        ------------          -----------
 Net realized gain (loss)...........................     (12,960,436)        (15,337,191)           5,950,445
                                                        ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      54,538,719          42,809,362           12,483,696
                                                        ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      41,578,283          27,472,171           18,434,141
                                                        ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 40,038,347        $ 27,141,476          $17,730,200

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX*   GROWTH PLUS*    VALUE INDEX*
                                                     --------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,996,632    $   923,544     $  1,676,709
 Expenses:
  Less: Asset-based charges.........................     4,595,904      3,588,545        1,619,259
                                                       -----------    -----------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,599,272)    (2,665,001)          57,450
                                                       -----------    -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     4,081,061     (2,058,115)     (17,662,023)
  Realized gain distribution from The Trusts........            --             --               --
                                                       -----------    -----------     ------------
 Net realized gain (loss)...........................     4,081,061     (2,058,115)     (17,662,023)
                                                       -----------    -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    39,038,701     34,373,610       31,190,003
                                                       -----------    -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    43,119,762     32,315,495       13,527,980
                                                       -----------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $41,520,490    $29,650,494     $ 13,585,430
                                                       ===========    ===========     ============


                                                       EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                        VALUE PLUS*    GROWTH AND INCOME*   LARGE CAP CORE*
                                                     ---------------- -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,754,270       $   659,063        $   660,458
 Expenses:
  Less: Asset-based charges.........................     16,326,572         2,001,383          2,490,176
                                                       ------------       -----------        -----------
NET INVESTMENT INCOME (LOSS)........................     (3,572,302)       (1,342,320)        (1,829,718)
                                                       ------------       -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (79,295,631)       (8,933,820)           764,286
  Realized gain distribution from The Trusts........             --                --                 --
                                                       ------------       -----------        -----------
 Net realized gain (loss)...........................    (79,295,631)       (8,933,820)           764,286
                                                       ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    201,532,934        30,082,515         21,860,374
                                                       ------------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    122,237,303        21,148,695         22,624,660
                                                       ------------       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $118,665,001       $19,806,375        $20,794,942
                                                       ============       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/MID CAP       EQ/MID CAP
                                                          INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                     --------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,911,604    $  10,546,927      $     12,568
 Expenses:
  Less: Asset-based charges.........................      9,715,949       15,774,449        11,474,003
                                                       ------------    -------------      ------------
NET INVESTMENT INCOME (LOSS)........................     (4,804,345)      (5,227,522)      (11,461,435)
                                                       ------------    -------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (53,827,554)    (124,431,143)          (34,619)
  Realized gain distribution from The Trusts........             --               --                --
                                                       ------------    -------------      ------------
 Net realized gain (loss)...........................    (53,827,554)    (124,431,143)          (34,619)
                                                       ------------    -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    203,223,970      332,475,742            93,700
                                                       ------------    -------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    149,396,416      208,044,599            59,081
                                                       ------------    -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $144,592,071    $ 202,817,077      $(11,402,354)
                                                       ============    =============      ============


                                                         EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                      CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   944,317       $    545,198       $  4,100,540
 Expenses:
  Less: Asset-based charges.........................       2,506,849          7,028,661          3,414,320
                                                         -----------       ------------       ------------
NET INVESTMENT INCOME (LOSS)........................      (1,562,532)        (6,483,463)           686,220
                                                         -----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (3,832,437)         1,711,327        (15,707,826)
  Realized gain distribution from The Trusts........              --            428,383                 --
                                                         -----------       ------------       ------------
 Net realized gain (loss)...........................      (3,832,437)         2,139,710        (15,707,826)
                                                         -----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      15,990,596        134,660,911         36,768,566
                                                         -----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      12,158,159        136,800,621         21,060,740
                                                         -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $10,595,627       $130,317,158       $ 21,746,960
                                                         ===========       ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                         GLOBAL*        SHORT BOND*      BOND PLUS*
                                                     --------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 1,219,794     $  4,515,481     $ 60,620,494
 Expenses:
  Less: Asset-based charges.........................     2,814,784       21,175,933        8,491,659
                                                       -----------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,594,990)     (16,660,452)      52,128,835
                                                       -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,794,188)     (32,817,732)      (6,003,038)
  Realized gain distribution from The Trusts........            --               --               --
                                                       -----------     ------------     ------------
 Net realized gain (loss)...........................    (5,794,188)     (32,817,732)      (6,003,038)
                                                       -----------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    31,989,119       40,441,026      (19,985,136)
                                                       -----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    26,194,931        7,623,294      (25,988,174)
                                                       -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $24,599,941     $ (9,037,158)    $ 26,140,661
                                                       ===========     ============     ============


                                                         EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                      COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  4,317,793      $     1,048        $  2,670,539
 Expenses:
  Less: Asset-based charges.........................     6,578,496        4,925,571           2,729,248
                                                      ------------      -----------        ------------
NET INVESTMENT INCOME (LOSS)........................    (2,260,703)      (4,924,523)            (58,709)
                                                      ------------      -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (24,935,414)      (2,732,322)        (11,950,986)
  Realized gain distribution from The Trusts........            --               --                  --
                                                      ------------      -----------        ------------
 Net realized gain (loss)...........................   (24,935,414)      (2,732,322)        (11,950,986)
                                                      ------------      -----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   125,792,660       56,083,078          23,739,286
                                                      ------------      -----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   100,857,246       53,350,756          11,788,300
                                                      ------------      -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 98,596,543      $48,426,233        $ 11,729,591
                                                      ============      ===========        ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                        EQ/WELLS FARGO
                                                      EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                          INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                     ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   473,390      $ 2,744,724      $    43,760
 Expenses:
  Less: Asset-based charges.........................       967,411        3,285,608        4,895,386
                                                       -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS)........................      (494,021)        (540,884)      (4,851,626)
                                                       -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (2,127,239)      (9,464,917)       2,820,414
  Realized gain distribution from The Trusts........            --               --       10,624,227
                                                       -----------      -----------      -----------
 Net realized gain (loss)...........................    (2,127,239)      (9,464,917)      13,444,641
                                                       -----------      -----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     9,628,253       37,945,921       44,175,021
                                                       -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     7,501,014       28,481,004       57,619,662
                                                       -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 7,006,993      $27,940,120      $52,768,036
                                                       ===========      ===========      ===========


                                                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                      GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 5,732           $   92,429         $  5,522
 Expenses:
  Less: Asset-based charges.........................        6,182               68,556           23,846
                                                          -------           ----------         --------
NET INVESTMENT INCOME (LOSS)........................         (450)              23,873          (18,324)
                                                          -------           ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,792               24,252           18,636
  Realized gain distribution from The Trusts........        2,389               17,563            7,314
                                                          -------           ----------         --------
 Net realized gain (loss)...........................        8,181               41,815           25,950
                                                          -------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       56,550            1,304,990          519,941
                                                          -------           ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       64,731            1,346,805          545,891
                                                          -------           ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $64,281           $1,370,678         $527,567
                                                          =======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                          STRATEGIC           INCOME       STRATEGIC INCOME
                                                      INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                     ------------------ ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 274,156          $ 29,939           $ 76,098
 Expenses:
  Less: Asset-based charges.........................        38,376            14,963             29,944
                                                         ---------          --------           --------
NET INVESTMENT INCOME (LOSS)........................       235,780            14,976             46,154
                                                         ---------          --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        16,322            (2,591)             7,038
  Realized gain distribution from The Trusts........       146,840                --                 --
                                                         ---------          --------           --------
 Net realized gain (loss)...........................       163,162            (2,591)             7,038
                                                         ---------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (218,791)          158,862            113,388
                                                         ---------          --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (55,629)          156,271            120,426
                                                         ---------          --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 180,151          $171,247           $166,580
                                                         =========          ========           ========


                                                      FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                          FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                          ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                     ------------------------ --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................          $20,874            $ 12,367        $     --
 Expenses:
  Less: Asset-based charges.........................            5,690              16,424           4,152
                                                              -------            --------        --------
NET INVESTMENT INCOME (LOSS)........................           15,184              (4,057)         (4,152)
                                                              -------            --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............              780              20,694         (12,347)
  Realized gain distribution from The Trusts........               79                  --              --
                                                              -------            --------        --------
 Net realized gain (loss)...........................              859              20,694         (12,347)
                                                              -------            --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................           54,429             366,648          41,149
                                                              -------            --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           55,288             387,342          28,802
                                                              -------            --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................          $70,472            $383,285        $ 24,650
                                                              =======            ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      INVESCO V.I.   INVESCO V.I.
                                                      GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                      ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                     ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $139,364       $ 38,390       $   404
 Expenses:
  Less: Asset-based charges.........................      25,758         19,621           756
                                                        --------       --------       -------
NET INVESTMENT INCOME (LOSS)........................     113,606         18,769          (352)
                                                        --------       --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       6,434          3,607           628
  Realized gain distribution from The Trusts........          --             --            --
                                                        --------       --------       -------
 Net realized gain (loss)...........................       6,434          3,607           628
                                                        --------       --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     299,536        336,872        12,057
                                                        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     305,970        340,479        12,685
                                                        --------       --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $419,576       $359,248       $12,333
                                                        ========       ========       =======


                                                      INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                      MID CAP CORE     SMALL CAP       DIVIDEND
                                                       EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                     -------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,437       $     --        $  7,735
 Expenses:
  Less: Asset-based charges.........................       7,048          5,405          22,117
                                                        --------       --------        --------
NET INVESTMENT INCOME (LOSS)........................      (4,611)        (5,405)        (14,382)
                                                        --------       --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,876        (25,501)         (2,123)
  Realized gain distribution from The Trusts........          --             --              --
                                                        --------       --------        --------
 Net realized gain (loss)...........................       2,876        (25,501)         (2,123)
                                                        --------       --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     118,073        141,132         511,615
                                                        --------       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     120,949        115,631         509,492
                                                        --------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $116,338       $110,226        $495,110
                                                        ========       ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                       IVY FUNDS VIP
                                                      IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                          ENERGY         RESOURCES      HIGH INCOME
                                                     --------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  1,177         $     --         $140,573
 Expenses:
  Less: Asset-based charges.........................      13,097           26,243           50,818
                                                        --------         --------         --------
NET INVESTMENT INCOME (LOSS)........................     (11,920)         (26,243)          89,755
                                                        --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (22,116)         (23,831)          22,354
  Realized gain distribution from The Trusts........          --               --               --
                                                        --------         --------         --------
 Net realized gain (loss)...........................     (22,116)         (23,831)          22,354
                                                        --------         --------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     468,805          824,015          397,231
                                                        --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     446,689          800,184          419,585
                                                        --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $434,769         $773,941         $509,340
                                                        ========         ========         ========


                                                                       IVY FUNDS VIP   IVY FUNDS VIP
                                                       IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                      MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                     ---------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    220         $     --        $     --
 Expenses:
  Less: Asset-based charges.........................       21,957           17,200          20,635
                                                         --------         --------        --------
NET INVESTMENT INCOME (LOSS)........................      (21,737)         (17,200)        (20,635)
                                                         --------         --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       10,693            7,900           6,893
  Realized gain distribution from The Trusts........           --           27,991              --
                                                         --------         --------        --------
 Net realized gain (loss)...........................       10,693           35,891           6,893
                                                         --------         --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      663,279          226,046         614,001
                                                         --------         --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      673,972          261,937         620,894
                                                         --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $652,235         $244,737        $600,259
                                                         ========         ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      LAZARD RETIREMENT
                                                      EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                      EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  128,734            $  5,607              $    431
 Expenses:
  Less: Asset-based charges.........................         64,655              25,679                 8,449
                                                         ----------            --------              --------
NET INVESTMENT INCOME (LOSS)........................         64,079             (20,072)               (8,018)
                                                         ----------            --------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         33,247               1,780                 1,529
  Realized gain distribution from The Trusts........             --                  --                    --
                                                         ----------            --------              --------
 Net realized gain (loss)...........................         33,247               1,780                 1,529
                                                         ----------            --------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,144,429             405,374               192,276
                                                         ----------            --------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,177,676             407,154               193,805
                                                         ----------            --------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,241,755            $387,082              $185,787
                                                         ==========            ========              ========


                                                      MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                        TRUST SERIES         PORTFOLIO            SERIES
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    214            $     --           $ 10,742
 Expenses:
  Less: Asset-based charges.........................         5,149              10,172             10,421
                                                          --------            --------           --------
NET INVESTMENT INCOME (LOSS)........................        (4,935)            (10,172)               321
                                                          --------            --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,000              (6,570)             3,866
  Realized gain distribution from The Trusts........            --                  --                 --
                                                          --------            --------           --------
 Net realized gain (loss)...........................         2,000              (6,570)             3,866
                                                          --------            --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       109,869             204,827            151,823
                                                          --------            --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       111,869             198,257            155,689
                                                          --------            --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $106,934            $188,085           $156,010
                                                         =========            ========           ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                           MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER    INTERNATIONAL
                                                      AGGRESSIVE EQUITY*    CORE BOND*        EQUITY*
                                                     -------------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,364,472       $31,775,405     $ 12,623,083
 Expenses:
  Less: Asset-based charges.........................       5,665,226        16,806,062        6,316,264
                                                        ------------       -----------     ------------
NET INVESTMENT INCOME (LOSS)........................      (3,300,754)       14,969,343        6,306,819
                                                        ------------       -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (10,011,442)       16,880,712      (30,024,963)
  Realized gain distribution from The Trusts........              --        15,063,964               --
                                                        ------------       -----------     ------------
 Net realized gain (loss)...........................     (10,011,442)       31,944,676      (30,024,963)
                                                        ------------       -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      67,064,699         2,327,617       44,641,850
                                                        ------------       -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      57,053,257        34,272,293       14,616,887
                                                        ------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 53,752,503       $49,241,636     $ 20,923,706
                                                        ============       ===========     ============


                                                       MULTIMANAGER
                                                         LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                       CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                      -------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   371,294      $  3,247,164      $         --
 Expenses:
  Less: Asset-based charges.........................     1,980,784         5,507,594         4,486,343
                                                       -----------      ------------      ------------
NET INVESTMENT INCOME (LOSS)........................    (1,609,490)       (2,260,430)       (4,486,343)
                                                       -----------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,914,448)      (20,081,892)      (11,872,172)
  Realized gain distribution from The Trusts........            --                --                --
                                                       -----------      ------------      ------------
 Net realized gain (loss)...........................    (5,914,448)      (20,081,892)      (11,872,172)
                                                       -----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    20,335,514        63,553,047        86,729,962
                                                       -----------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    14,421,066        43,471,155        74,857,790
                                                       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $12,811,576      $ 41,210,725      $ 70,371,447
                                                       ===========      ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                      MID CAP VALUE*   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                     ---------------- ------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,783,059       $ 16,177,114        $        --
 Expenses:
  Less: Asset-based charges.........................     5,264,609          9,037,475          3,035,539
                                                       -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS)........................    (2,481,550)         7,139,639         (3,035,539)
                                                       -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (7,974,382)       (43,869,658)        (9,987,140)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                       -----------       ------------        -----------
 Net realized gain (loss)...........................    (7,974,382)       (43,869,658)        (9,987,140)
                                                       -----------       ------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    86,985,030         66,814,688         61,443,500
                                                       -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    79,010,648         22,945,030         51,456,360
                                                       -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $76,529,098       $ 30,084,669        $48,420,821
                                                       ===========       ============        ===========


                                                        MULTIMANAGER    MULTIMANAGER    MUTUAL SHARES
                                                      SMALL CAP VALUE    TECHNOLOGY    SECURITIES FUND
                                                     ----------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $    627,468     $        --        $ 6,898
 Expenses:
  Less: Asset-based charges.........................      6,213,063       5,350,390          5,893
                                                       ------------     -----------        -------
NET INVESTMENT INCOME (LOSS)........................     (5,585,595)     (5,350,390)         1,005
                                                       ------------     -----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (39,496,152)      8,933,618            (68)
  Realized gain distribution from The Trusts........             --              --             --
                                                       ------------     -----------        -------
 Net realized gain (loss)...........................    (39,496,152)      8,933,618            (68)
                                                       ------------     -----------        -------
 Change in unrealized appreciation
  (depreciation) of investments.....................    132,997,447      49,871,744         78,050
                                                       ------------     -----------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     93,501,295      58,805,362         77,982
                                                       ------------     -----------        -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 87,915,700     $53,454,972        $78,987
                                                       ============     ===========        =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          PIMCO VARIABLE        PIMCO VARIABLE     PIMCO VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                      COMMODITYREALRETURN(R)   EMERGING MARKETS     REAL RETURN
                                                        STRATEGY PORTFOLIO      BOND PORTFOLIO       PORTFOLIO
                                                     ------------------------ ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $224,484              $101,140           $111,916
 Expenses:
  Less: Asset-based charges.........................           20,197                31,772             53,965
                                                             --------              --------           --------
NET INVESTMENT INCOME (LOSS)........................          204,287                69,368             57,951
                                                             --------              --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           (3,804)               33,647             25,810
  Realized gain distribution from The Trusts........           61,851                    --              9,017
                                                             --------              --------           --------
 Net realized gain (loss)...........................           58,047                33,647             34,827
                                                             --------              --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          350,502               (12,577)           (50,511)
                                                             --------              --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          408,549                21,070            (15,684)
                                                             --------              --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $612,836              $ 90,438           $ 42,267
                                                             ========              ========           ========


                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                       TOTAL RETURN    PROFUND VP    PROFUND VP
                                                         PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                     ---------------- ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 686,369      $     --       $    --
 Expenses:
  Less: Asset-based charges.........................      126,821         3,972         3,975
                                                        ---------      --------       -------
NET INVESTMENT INCOME (LOSS)........................      559,548        (3,972)       (3,975)
                                                        ---------      --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       23,645       (14,568)       (2,698)
  Realized gain distribution from The Trusts........      180,733            --            --
                                                        ---------      --------       -------
 Net realized gain (loss)...........................      204,378       (14,568)       (2,698)
                                                        ---------      --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (666,627)      (62,175)       27,806
                                                        ---------      --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     (462,249)      (76,743)       25,108
                                                        ---------      --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  97,299      $(80,715)      $21,133
                                                        =========      ========       =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE         TEMPLETON
                                                      HEALTH SCIENCES   DEVELOPING MARKETS
                                                         PORTFOLIO        SECURITIES FUND
                                                     ----------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $      --           $ 16,837
 Expenses:
  Less: Asset-based charges.........................        10,824             18,021
                                                         ---------           --------
NET INVESTMENT INCOME (LOSS)........................       (10,824)            (1,184)
                                                         ---------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,136              2,508
  Realized gain distribution from The Trusts........            --                 --
                                                         ---------           --------
 Net realized gain (loss)...........................         1,136              2,508
                                                         ---------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       172,997            363,435
                                                         ---------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       174,133            365,943
                                                         ---------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 163,309           $364,759
                                                         =========           ========


                                                      TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                       SECURITIES FUND    BOND SECURITIES FUND
                                                     ------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 13,075             $  58,397
 Expenses:
  Less: Asset-based charges.........................        14,534                89,468
                                                          --------             ---------
NET INVESTMENT INCOME (LOSS)........................        (1,459)              (31,071)
                                                          --------             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,659                26,536
  Realized gain distribution from The Trusts........            --                10,564
                                                          --------             ---------
 Net realized gain (loss)...........................         1,659                37,100
                                                          --------             ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       264,898               580,760
                                                          --------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       266,557               617,860
                                                          --------             ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $265,098             $ 586,789
                                                          ========             =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                              VAN ECK VIP
                                                        TEMPLETON GROWTH      GLOBAL HARD
                                                         SECURITIES FUND      ASSETS FUND
                                                       ------------------   --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 3,269           $      175
 Expenses:
  Less: Asset-based charges.........................          3,804               34,446
                                                            -------           ----------
NET INVESTMENT INCOME (LOSS)........................           (535)             (34,271)
                                                            -------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             42                9,870
  Realized gain distribution from The Trusts........             --                   --
                                                            -------           ----------
 Net realized gain (loss)...........................             42                9,870
                                                            -------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         46,348            1,322,197
                                                            -------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         46,390            1,332,067
                                                            -------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $45,855           $1,297,796
                                                            =======           ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                              ALLIANCEBERNSTEIN VPS
                                                          ALL ASSET              BALANCED WEALTH
                                                       ALLOCATION* (b)       STRATEGY PORTFOLIO (c)
                                                  ------------------------- ------------------------
                                                       2010         2009              2010
                                                  -------------- ---------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   17,226    $   222          $  (2,202)
 Net realized gain (loss) on investments.........       36,275        150              2,320
 Change in unrealized appreciation
  (depreciation) of investments..................       98,495        196             82,744
                                                    ----------    -------          ---------
 Net Increase (decrease) in net assets from
  operations.....................................      151,996        568             82,862
                                                    ----------    -------          ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    1,556,159         --          1,019,897
  Transfers between funds including
   guaranteed interest account, net..............       38,996         --            919,382
  Transfers for contract benefits and
   terminations..................................      (17,798)        --             (4,561)
  Contract maintenance charges...................           --         --                 --
                                                    ----------    -------          ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,577,357         --          1,934,718
                                                    ----------    -------          ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           58      9,942                 83
                                                    ----------    -------          ---------
INCREASE (DECREASE) IN NET ASSETS................    1,729,411     10,510          2,017,663
NET ASSETS -- BEGINNING OF PERIOD................       10,510         --                 --
                                                    ----------    -------          ---------
NET ASSETS -- END OF PERIOD......................   $1,739,921    $10,510          $2,017,663
                                                    ==========    =======          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          176         --                 --
 Redeemed........................................          (26)        --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................          150         --                 --
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS B
 Issued..........................................           --         --                189
 Redeemed........................................           --         --                 (5)
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                184
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS II
 Issued..........................................           --         --                 --
 Redeemed........................................           --         --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                 --
                                                    ==========    =======          =========


                                                   ALLIANCEBERNSTEIN VPS
                                                       INTERNATIONAL         AMERICAN CENTURY VP
                                                    GROWTH PORTFOLIO (c)   LARGE COMPANY VALUE (c)
                                                  ----------------------- ------------------------
                                                            2010                    2010
                                                  ----------------------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (3,576)                $   252
 Net realized gain (loss) on investments.........            (755)                   (490)
 Change in unrealized appreciation
  (depreciation) of investments..................         125,947                  30,689
                                                        ---------                 -------
 Net Increase (decrease) in net assets from
  operations.....................................         121,616                  30,451
                                                        ---------                 -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       1,306,392                 332,505
  Transfers between funds including
   guaranteed interest account, net..............         209,685                  22,713
  Transfers for contract benefits and
   terminations..................................         (17,198)                   (570)
  Contract maintenance charges...................              --                      --
                                                        ---------                 -------
 Net increase (decrease) in net assets from
  contractowners transactions....................       1,498,879                 354,648
                                                        ---------                 -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             200                      13
                                                        ---------                 -------
INCREASE (DECREASE) IN NET ASSETS................       1,620,695                 385,112
NET ASSETS -- BEGINNING OF PERIOD................              --                      --
                                                        ---------                 -------
NET ASSETS -- END OF PERIOD......................       $1,620,695                $385,112
                                                        ==========                ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                      --
 Redeemed........................................              --                      --
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS B
 Issued..........................................             146                      --
 Redeemed........................................              (2)                     --
                                                        ---------                 -------
 Net Increase (Decrease).........................             144                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS II
 Issued..........................................              --                      38
 Redeemed........................................              --                      (3)
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      35
                                                        =========                 =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AMERICAN CENTURY VP                    AXA AGGRESSIVE
                                                         MID CAP VALUE (b)                      ALLOCATION*
                                                    ----------------------------   --------------------------------------
                                                          2010           2009             2010                 2009
                                                    ---------------   ----------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  16,016         $  3         $    1,237,581      $  (12,702,194)
 Net realized gain (loss) on investments.........         4,713           --           (183,275,248)         61,901,922
 Change in unrealized appreciation
  (depreciation) of investments..................       228,547          (11)           488,754,760         553,620,619
                                                      -----------       -----        --------------      --------------
 Net Increase (decrease) in net assets from
  operations.....................................       249,276             (8)         306,717,093         602,820,347
                                                      -----------       -------      --------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     2,177,407          959             57,279,993         223,542,346
  Transfers between funds including
   guaranteed interest account, net..............       238,487           --            (42,877,100)         13,000,917
  Transfers for contract benefits and
   terminations..................................       (12,519)          --           (112,599,987)        (85,123,342)
  Contract maintenance charges...................              (3)        --            (42,528,483)        (39,107,266)
                                                      ------------      ------       --------------      --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     2,403,372          959           (140,725,577)        112,312,655
                                                      -----------       ------       --------------      --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           401           --                 46,647             (46,646)
                                                      -----------       ------       --------------      --------------
INCREASE (DECREASE) IN NET ASSETS................     2,653,049          951            166,038,163         715,086,356
NET ASSETS -- BEGINNING OF PERIOD................           951           --          2,913,718,059       2,198,631,703
                                                      -----------       ------       --------------      --------------
NET ASSETS -- END OF PERIOD......................     $2,654,000        $951         $3,079,756,222      $2,913,718,059
                                                      ===========       ======       ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --           --                    747                   3
 Redeemed........................................            --           --                    (64)                 --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                    683                   3
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            --           --                 24,724              56,105
 Redeemed........................................            --           --                 38,947)            (41,587)
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                (14,223)             14,518
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS II
 Issued..........................................           227           --                     --                  --
 Redeemed........................................           (11)          --                     --                  --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................           216           --                     --                  --
                                                      ===========       ======       ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA BALANCED
                                                             STRATEGY*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,558,963     $   680,479
 Net realized gain (loss) on investments.........      3,038,358         535,902
 Change in unrealized appreciation
  (depreciation) of investments..................     25,097,789         754,528
                                                    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     29,695,110       1,970,909
                                                    ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    286,440,355      79,291,653
  Transfers between funds including
   guaranteed interest account, net..............    107,637,066      12,046,790
  Transfers for contract benefits and
   terminations..................................     (6,650,152)       (130,041)
  Contract maintenance charges...................     (1,587,725)            (70)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    385,839,544      91,208,332
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         110,000
                                                    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................    415,534,654      93,289,241
NET ASSETS -- BEGINNING OF PERIOD................     93,289,241              --
                                                    ------------     -----------
NET ASSETS -- END OF PERIOD......................   $508,823,895     $93,289,241
                                                    ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         35,947           8,389
 Redeemed........................................           (987)           (114)
                                                    ------------     -----------
 Net Increase (Decrease).........................         34,960           8,275
                                                    ============     ===========


                                                            AXA CONSERVATIVE                    AXA CONSERVATIVE
                                                               ALLOCATION*                    GROWTH STRATEGY* (a)
                                                  ------------------------------------- --------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   11,943,707     $   14,638,419     $    732,121     $   516,178
 Net realized gain (loss) on investments.........       82,637,023        (23,216,373)       2,077,241         244,365
 Change in unrealized appreciation
  (depreciation) of investments..................       19,959,612        157,791,510       11,327,306          82,731
                                                    --------------     --------------     ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................      114,540,342        149,213,556       14,136,668         843,274
                                                    --------------     --------------     ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       34,502,814        152,514,419      164,337,470      45,961,434
  Transfers between funds including
   guaranteed interest account, net..............       97,950,678        377,779,118       55,232,659       7,104,601
  Transfers for contract benefits and
   terminations..................................     (141,170,509)      (104,850,458)      (2,950,650)       (106,386)
  Contract maintenance charges...................      (27,914,777)       (22,090,232)        (881,518)            (21)
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,631,794)       403,352,847      215,737,961      52,959,628
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --               --         100,000
                                                    --------------     --------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................       77,908,548        552,566,403      229,874,629      53,902,902
NET ASSETS -- BEGINNING OF PERIOD................    1,893,334,755      1,340,768,352       53,902,902              --
                                                    --------------     --------------     ------------     -----------
NET ASSETS -- END OF PERIOD......................   $1,971,243,303     $1,893,334,755     $283,777,531     $53,902,902
                                                    ==============     ==============     ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           58,746             93,356           20,969           4,880
 Redeemed........................................          (61,204)           (53,577)          (1,159)            (47)
                                                    --------------     --------------     ------------     -----------
 Net Increase (Decrease).........................           (2,458)            39,779           19,810           4,833
                                                    ==============     ==============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA CONSERVATIVE
                                                            STRATEGY* (a)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    509,538     $  412,192
 Net realized gain (loss) on investments.........      1,497,382         86,596
 Change in unrealized appreciation
  (depreciation) of investments..................      3,082,030       (299,450)
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      5,088,950        199,338
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     96,361,197     27,686,539
  Transfers between funds including
   guaranteed interest account, net..............     35,030,226      5,307,743
  Transfers for contract benefits and
   terminations..................................     (2,613,889)      (122,238)
  Contract maintenance charges...................       (583,274)              (2)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    128,194,260     32,872,042
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         99,999
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................    133,283,210     33,171,379
NET ASSETS -- BEGINNING OF PERIOD................     33,171,379             --
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $166,454,589     $33,171,379
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         13,891          3,191
 Redeemed........................................         (1,857)           (82)
                                                    ------------     ------------
 Net Increase (Decrease).........................         12,034          3,109
                                                    ============     ============


                                                          AXA CONSERVATIVE-PLUS                    AXA GROWTH
                                                               ALLOCATION*                          STRATEGY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    8,519,169     $    7,051,983    $     245,083     $    770,493
 Net realized gain (loss) on investments.........        3,669,876         29,554,658        5,179,874          955,020
 Change in unrealized appreciation
  (depreciation) of investments..................      115,049,961        156,537,422       40,955,455        3,895,194
                                                    --------------     --------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      127,239,006        193,144,063       46,380,412        5,620,707
                                                    --------------     --------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       25,750,062        144,801,364      262,893,896      169,843,492
  Transfers between funds including
   guaranteed interest account, net..............       66,165,400        205,477,444       80,199,789       21,199,210
  Transfers for contract benefits and
   terminations..................................     (103,642,385)       (84,418,936)     (10,860,582)        (523,922)
  Contract maintenance charges...................      (22,368,763)       (18,367,816)      (2,951,613)            (297)
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (34,095,686)       247,492,056      329,281,490      190,518,483
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --             14,000               --          110,000
                                                    --------------     --------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................       93,143,320        440,650,119      375,661,902      196,249,190
NET ASSETS -- BEGINNING OF PERIOD................    1,682,568,824      1,241,918,705      196,249,190               --
                                                    --------------     --------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $1,775,712,144     $1,682,568,824    $ 571,911,092     $196,249,190
                                                    ==============     ==============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           22,128             49,081           29,149           16,746
 Redeemed........................................          (24,771)           (23,515)          (1,355)             (56)
                                                    --------------     --------------    -------------     ------------
 Net Increase (Decrease).........................           (2,643)            25,566           27,794           16,690
                                                    ==============     ==============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA MODERATE
                                                               ALLOCATION*
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   45,939,329     $   (2,683,945)
 Net realized gain (loss) on investments.........       26,004,908        308,688,363
 Change in unrealized appreciation
  (depreciation) of investments..................      505,050,402        647,151,022
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      576,994,639        953,155,440
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      135,214,704        659,910,353
  Transfers between funds including
   guaranteed interest account, net..............      183,875,060        593,807,303
  Transfers for contract benefits and
   terminations..................................     (419,993,785)      (325,164,385)
  Contract maintenance charges...................      (93,873,612)       (78,875,394)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (194,777,633)       849,677,877
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --              9,500
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      382,217,006      1,802,842,817
NET ASSETS -- BEGINNING OF PERIOD................    7,164,863,009      5,362,020,192
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $7,547,080,015     $7,164,863,009
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,488                  2
 Redeemed........................................             (185)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,303                  2
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           28,668            104,723
 Redeemed........................................          (43,089)           (33,617)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (14,421)            71,106
                                                    ==============     ==============


                                                             AXA MODERATE                        AXA MODERATE-PLUS
                                                           GROWTH STRATEGY*                         ALLOCATION*
                                                  ----------------------------------- ---------------------------------------
                                                         2010              2009               2010                2009
                                                  ------------------ ---------------- ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    3,641,728     $  1,173,723     $    20,678,827     $   (12,989,843)
 Net realized gain (loss) on investments.........        7,394,378        1,201,181         (31,869,033)        560,417,021
 Change in unrealized appreciation
  (depreciation) of investments..................       72,357,490        3,128,717         996,339,245       1,232,444,209
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (decrease) in net assets from
  operations.....................................       83,393,596        5,503,621         985,149,039       1,779,871,387
                                                    --------------     ------------     ---------------     ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      778,781,950      189,621,506         189,796,564         715,346,985
  Transfers between funds including
   guaranteed interest account, net..............      210,400,988       19,930,669          (8,733,977)        298,695,560
  Transfers for contract benefits and
   terminations..................................      (14,830,252)        (335,398)       (507,089,356)       (374,477,153)
  Contract maintenance charges...................       (3,285,544)             (44)       (149,144,879)       (134,003,544)
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      971,067,142      209,216,733        (475,171,648)        505,561,848
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --          100,000              53,353             110,647
                                                    --------------     ------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS................    1,054,460,738      214,820,354         510,030,744       2,285,543,882
NET ASSETS -- BEGINNING OF PERIOD................      214,820,354               --      10,483,378,281       8,197,834,399
                                                    --------------     ------------     ---------------     ---------------
NET ASSETS -- END OF PERIOD......................   $1,269,281,092     $214,820,354     $10,993,409,025     $10,483,378,281
                                                    ==============     ============     ===============     ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               --               --               1,521                  33
 Redeemed........................................               --               --                (153)                 --
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................               --               --               1,368                  33
                                                    ==============     ============     ===============     ===============
UNIT ACTIVITY CLASS B
 Issued..........................................           89,688           18,446              33,233             123,441
 Redeemed........................................           (1,427)             (75)            (76,111)            (68,006)
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................           88,261           18,371             (42,878)             55,435
                                                    ==============     ============     ===============     ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                       MANAGER 2000* (a)
                                                  ---------------------------
                                                        2010          2009
                                                  --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (124,903)   $     35
 Net realized gain (loss) on investments.........       717,005          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,895,878      28,896
                                                    -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     3,487,980      28,931
                                                    -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    17,711,767      78,016
  Transfers between funds including
   guaranteed interest account, net..............     3,788,315          --
  Transfers for contract benefits and
   terminations..................................      (133,831)         --
  Contract maintenance charges...................        (1,717)         --
                                                    -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    21,364,534      78,016
                                                    -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000
                                                    -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    24,852,514     216,947
NET ASSETS -- BEGINNING OF PERIOD................       216,947          --
                                                    -----------    --------
NET ASSETS -- END OF PERIOD......................   $25,069,461    $216,947
                                                    ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,952           7
 Redeemed........................................           (54)         --
                                                    -----------    --------
 Net Increase (Decrease).........................         1,898           7
                                                    ===========    ========


                                                         AXA TACTICAL                AXA TACTICAL
                                                       MANAGER 400* (a)            MANAGER 500* (a)
                                                  --------------------------- ---------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (118,323)   $    (16)    $  (156,106)   $    180
 Net realized gain (loss) on investments.........       531,531          --         893,504          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,433,989      29,782       4,055,677      26,443
                                                    -----------    --------     -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     2,847,197      29,766       4,793,075      26,623
                                                    -----------    --------     -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    16,285,089      74,833      36,932,071     260,178
  Transfers between funds including
   guaranteed interest account, net..............     3,405,657          --       9,647,240          --
  Transfers for contract benefits and
   terminations..................................      (104,611)         --        (213,949)         --
  Contract maintenance charges...................        (1,448)         --          (4,978)         --
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    19,584,687      74,833      46,360,384     260,178
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000              --     110,000
                                                    -----------    --------     -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    22,431,884     214,599      51,153,459     396,801
NET ASSETS -- BEGINNING OF PERIOD................       214,599          --         396,801          --
                                                    -----------    --------     -----------    --------
NET ASSETS -- END OF PERIOD......................   $22,646,483    $214,599     $51,550,260    $396,801
                                                    ===========    ========     ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,811           7           4,608          25
 Redeemed........................................           (43)         --             (91)         --
                                                    -----------    --------     -----------    --------
 Net Increase (Decrease).........................         1,768           7           4,517          25
                                                    ===========    ========     ===========    ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                            MANAGER                 BLACKROCK GLOBAL          BLACKROCK LARGE
                                                      INTERNATIONAL* (a)          ALLOCATION V.I. FUND      CAP GROWTH V.I. FUND
                                                  --------------------------- ---------------------------- ---------------------
                                                        2010          2009          2010           2009             2010
                                                  --------------- ----------- ---------------- ----------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (13,028)   $    704     $   72,117      $  1,079        $   (2,258)
 Net realized gain (loss) on investments.........        94,043         715         96,644            --               803
 Change in unrealized appreciation
  (depreciation) of investments..................     3,313,728      24,414      1,231,110        (2,268)          174,217
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................     3,394,743      25,833      1,399,871        (1,189)          172,762
                                                    -----------    --------     ----------      --------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    32,319,285      79,714     16,983,431       644,972         1,392,473
  Transfers between funds including
   guaranteed interest account, net..............     7,114,950          --      1,463,147            --           292,652
  Transfers for contract benefits and
   terminations..................................      (274,668)         --       (428,281)           --           (12,286)
  Contract maintenance charges...................        (1,497)         --             (3)           --                --
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    39,158,070      79,714     18,018,294       644,972         1,672,839
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (24,170)    110,000          1,476            25                --
                                                    -----------    --------     ----------      --------        ----------
INCREASE (DECREASE) IN NET ASSETS................    42,528,643     215,547     19,419,641       643,808         1,845,601
NET ASSETS -- BEGINNING OF PERIOD................       215,547          --        643,808            --                --
                                                    -----------    --------     ----------      --------        ----------
NET ASSETS -- END OF PERIOD......................   $42,744,190    $215,547     $20,063,449     $643,808        $1,845,601
                                                    ===========    ========     ============    ========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         4,218           8             --            --                --
 Redeemed........................................           (93)         --             --            --                --
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................         4,125           8             --            --                --
                                                    ===========    ========     ==========      ========        ==========
UNIT ACTIVITY CLASS III
 Issued..........................................            --          --          1,964            63               170
 Redeemed........................................            --          --           (196)           --               (12)
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................            --          --          1,768            63               158
                                                    ===========    ========     ==========      ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  4,998,147      $   5,690,996
 Net realized gain (loss) on investments.........    (75,518,603)       (91,509,083)
 Change in unrealized appreciation
  (depreciation) of investments..................     91,853,963        232,468,311
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,333,507        146,650,224
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     13,350,290         25,408,173
  Transfers between funds including
   guaranteed interest account, net..............    (32,985,851)       (40,078,664)
  Transfers for contract benefits and
   terminations..................................    (31,609,278)       (26,744,869)
  Contract maintenance charges...................     (9,184,793)        (9,506,547)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (60,429,632)       (50,921,907)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --             35,500
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................    (39,096,125)        95,763,817
NET ASSETS -- BEGINNING OF PERIOD................    703,752,433        607,988,616
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $664,656,308      $ 703,752,433
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            106                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            102                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,302              6,780
 Redeemed........................................         (9,558)           (11,521)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (5,256)            (4,741)
                                                    ============      =============


                                                        EQ/ALLIANCEBERNSTEIN                 EQ/AXA FRANKLIN
                                                          SMALL CAP GROWTH*               SMALL CAP VALUE CORE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,401,799)   $  (4,310,132)    $ (1,437,540)   $    (384,619)
 Net realized gain (loss) on investments.........    (10,937,416)     (34,343,729)       2,335,672      (17,913,800)
 Change in unrealized appreciation
  (depreciation) of investments..................    121,150,323      128,581,249       22,255,032       38,569,835
                                                   -------------    -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    104,811,108       89,927,388       23,153,164       20,271,416
                                                   -------------    -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,745,606       11,021,593        7,605,922       14,311,029
  Transfers between funds including
   guaranteed interest account, net..............     34,772,189      (19,645,959)       7,982,897       (1,956,707)
  Transfers for contract benefits and
   terminations..................................    (21,517,303)     (15,544,293)      (4,321,503)      (3,890,916)
  Contract maintenance charges...................     (4,570,443)      (4,041,448)      (1,686,092)      (1,258,682)
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     17,430,049      (28,210,107)       9,581,224        7,204,724
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         20,590           14,000               --                3
                                                   -------------    -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    122,261,747       61,731,281       32,734,388       27,476,143
NET ASSETS -- BEGINNING OF PERIOD................    342,153,224      280,421,943      102,007,181       74,531,038
                                                   -------------    -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 464,414,971    $ 342,153,224     $134,741,569    $ 102,007,181
                                                   =============    =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            202               --              121               --
 Redeemed........................................            (34)              --              (12)              --
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            168               --              109               --
                                                   =============    =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,853            3,574            4,561            6,410
 Redeemed........................................         (4,953)          (5,924)          (3,705)          (5,439)
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            900           (2,350)             856              971
                                                   =============    =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK                      EQ/BLACKROCK
                                                         BASIC VALUE EQUITY*              INTERNATIONAL VALUE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,238,006)   $   7,754,718    $  (4,996,923)   $   3,882,645
 Net realized gain (loss) on investments.........    (24,211,249)     (35,090,646)     (46,214,094)     (48,807,629)
 Change in unrealized appreciation
  (depreciation) of investments..................    107,145,393      189,036,589       79,693,302      208,617,978
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     81,696,138      161,700,661       28,482,285      163,692,994
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     37,720,972       47,095,848       19,881,418       26,971,529
  Transfers between funds including
   guaranteed interest account, net..............     46,309,976       51,752,878       (2,706,603)      (1,068,641)
  Transfers for contract benefits and
   terminations..................................    (40,757,628)     (29,184,159)     (39,464,023)     (30,573,768)
  Contract maintenance charges...................     (9,928,004)      (8,147,908)      (8,865,559)      (8,607,247)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     33,345,316       61,516,659      (31,154,767)     (13,278,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             16           28,000           12,971               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    115,041,470      223,245,320       (2,659,511)     150,414,867
NET ASSETS -- BEGINNING OF PERIOD................    745,511,467      522,266,147      743,302,875      592,888,008
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 860,552,937    $ 745,511,467    $ 740,643,364    $ 743,302,875
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          1,091               --              411                1
 Redeemed........................................            (21)              --             (121)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,070               --              290                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          9,124           12,385            5,876            6,779
 Redeemed........................................         (6,912)          (6,336)          (8,184)          (7,696)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          2,212            6,049           (2,308)            (917)
                                                   =============    =============    =============    =============



                                                          EQ/BOSTON ADVISORS
                                                            EQUITY INCOME*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,884,905      $   1,779,765
 Net realized gain (loss) on investments.........    (13,445,593)       (25,947,444)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,462,138         43,864,420
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     25,901,450         19,696,741
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,028,539         18,478,474
  Transfers between funds including
   guaranteed interest account, net..............     10,108,616         (4,971,161)
  Transfers for contract benefits and
   terminations..................................     (9,191,527)        (6,227,957)
  Contract maintenance charges...................     (2,552,463)        (2,312,153)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      7,393,165          4,967,203
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     33,294,615         24,663,944
NET ASSETS -- BEGINNING OF PERIOD................    182,135,061        157,471,117
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $215,429,676      $ 182,135,061
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             86                 --
 Redeemed........................................             (9)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             77                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................         10,933             14,993
 Redeemed........................................         (8,648)           (11,017)
                                                    ------------      -------------
 Net Increase (Decrease).........................          2,285              3,976
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CALVERT                       EQ/CAPITAL
                                                       SOCIALLY RESPONSIBLE*              GUARDIAN GROWTH*
                                                  ------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                  --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (632,416)   $   (474,190)   $  (3,428,417)   $  (3,324,947)
 Net realized gain (loss) on investments.........    (2,591,833)     (3,614,940)      (6,346,066)     (17,504,333)
 Change in unrealized appreciation
  (depreciation) of investments..................     7,974,772      14,488,579       43,790,728      101,412,213
                                                   ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,750,523      10,399,449       34,016,245       80,582,933
                                                   ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       766,100       1,296,389        4,807,103       10,812,945
  Transfers between funds including
   guaranteed interest account, net..............    (1,524,027)         77,436       (6,168,774)      (9,163,405)
  Transfers for contract benefits and
   terminations..................................    (2,149,040)     (1,594,732)     (16,983,647)     (14,604,093)
  Contract maintenance charges...................      (616,504)       (592,183)      (4,195,699)      (4,076,869)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (3,523,471)       (813,090)     (22,541,017)     (17,031,422)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     1,227,052       9,586,359       11,475,228       63,551,511
NET ASSETS -- BEGINNING OF PERIOD................    45,680,783      36,094,424      327,490,730      263,939,219
                                                   ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 46,907,835    $ 45,680,783    $ 338,965,958    $ 327,490,730
                                                   ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --              103               --
 Redeemed........................................            --              --              (28)              --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................            --              --               75               --
                                                   ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           807             760            1,808            3,817
 Redeemed........................................        (1,240)           (900)          (4,176)          (5,720)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................          (433)           (140)          (2,368)          (1,903)
                                                   ============    ============    =============    =============


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (6,039,987)     $  (2,379,917)
 Net realized gain (loss) on investments.........     (9,628,458)       (36,538,854)
 Change in unrealized appreciation
  (depreciation) of investments..................    129,006,990        244,976,815
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................    113,338,545        206,058,044
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,972,286         14,307,833
  Transfers between funds including
   guaranteed interest account, net..............    (32,703,851)       (34,828,972)
  Transfers for contract benefits and
   terminations..................................    (58,486,215)       (50,856,646)
  Contract maintenance charges...................    (10,117,724)       (10,184,939)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (90,335,504)       (81,562,724)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                  3
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     23,003,041        124,495,317
NET ASSETS -- BEGINNING OF PERIOD................    882,287,500        757,792,183
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $905,290,541      $ 882,287,500
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             55                 --
 Redeemed........................................             (5)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             50                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,521              3,268
 Redeemed........................................        (10,327)           (13,083)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (8,806)            (9,815)
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/COMMON                            EQ/CORE
                                                          STOCK INDEX* (l)                     BOND INDEX* (j)
                                                  --------------------------------- -------------------------------------
                                                        2010             2009              2010               2009
                                                  ---------------- ---------------- ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,433,395)   $   2,301,315     $    8,448,026     $   10,471,800
 Net realized gain (loss) on investments.........    (23,550,500)     (47,722,505)       (27,611,329)       (41,741,742)
 Change in unrealized appreciation
  (depreciation) of investments..................    126,777,315      205,511,015         62,747,112         36,863,152
                                                   -------------    -------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................    101,793,420      160,089,825         43,583,809          5,593,210
                                                   -------------    -------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     15,442,258       27,411,518        112,195,063         54,084,596
  Transfers between funds including
   guaranteed interest account, net..............    (31,908,979)      16,577,675         19,349,652        116,014,734
  Transfers for contract benefits and
   terminations..................................    (47,102,983)     (36,812,734)       (74,192,447)       (64,156,687)
  Contract maintenance charges...................     (9,488,582)      (8,842,041)       (12,009,051)       (10,743,977)
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (73,058,286)      (1,665,582)        45,343,217         95,198,666
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         39,999           52,999              3,576             (4,574)
                                                   -------------    -------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     28,775,133      158,477,242         88,930,602        100,787,302
NET ASSETS -- BEGINNING OF PERIOD................    776,122,431      617,645,189      1,014,132,349        913,345,047
                                                   -------------    -------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................  $ 804,897,564    $ 776,122,431     $1,103,062,951     $1,014,132,349
                                                   =============    =============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            116               --                 --                 --
 Redeemed........................................            (23)              --                 --                 --
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................             93               --                 --                 --
                                                   =============    =============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,839           18,068             24,443             45,162
 Redeemed........................................         (5,231)         (16,682)           (19,150)           (35,945)
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................         (3,392)           1,386              5,293              9,217
                                                   =============    =============     ==============     ==============


                                                             EQ/DAVIS NEW
                                                             YORK VENTURE*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (2,337,987)     $     640,433
 Net realized gain (loss) on investments.........    (14,273,215)       (26,279,448)
 Change in unrealized appreciation
  (depreciation) of investments..................     49,500,530        105,138,412
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     32,889,328         79,499,397
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,689,753         20,370,499
  Transfers between funds including
   guaranteed interest account, net..............     (2,032,940)        10,733,646
  Transfers for contract benefits and
   terminations..................................    (14,213,298)       (10,072,230)
  Contract maintenance charges...................     (5,004,651)        (4,411,886)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (10,561,136)        16,620,029
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              1              8,002
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     22,328,193         96,127,428
NET ASSETS -- BEGINNING OF PERIOD................    339,037,397        242,909,969
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $361,365,590      $ 339,037,397
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            352                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            348                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,670              9,250
 Redeemed........................................         (6,330)            (6,767)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (1,660)             2,483
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/EQUITY 500 INDEX*                 EQ/EQUITY GROWTH PLUS*
                                                  ------------------------------------- -------------------------------------
                                                         2010               2009               2010               2009
                                                  ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $     (375,029)    $    4,911,710     $  (14,559,688)    $   (7,263,176)
 Net realized gain (loss) on investments.........      (24,017,262)       (58,830,916)       (22,200,303)       (52,280,543)
 Change in unrealized appreciation
  (depreciation) of investments..................      164,923,811        280,996,890        192,797,317        342,994,624
                                                    --------------     --------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      140,531,520        227,077,684        156,037,326        283,450,905
                                                    --------------     --------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       28,693,199         71,573,078         16,093,932         43,966,701
  Transfers between funds including
   guaranteed interest account, net..............       16,276,515          5,751,524       (121,876,697)       (83,152,124)
  Transfers for contract benefits and
   terminations..................................      (67,735,914)       (53,397,314)       (61,811,958)       (53,534,351)
  Contract maintenance charges...................      (13,651,440)       (12,149,395)       (17,034,281)       (17,627,653)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,417,640)        11,777,893       (184,629,004)      (110,347,427)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           10,302             39,999                 --             (7,448)
                                                    --------------     --------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      104,124,182        238,895,576        (28,591,678)       173,096,030
NET ASSETS -- BEGINNING OF PERIOD................    1,151,672,634        912,777,058      1,316,750,750      1,143,654,720
                                                    --------------     --------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,255,796,816     $1,151,672,634     $1,288,159,072     $1,316,750,750
                                                    ==============     ==============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              543                  3                 --                 --
 Redeemed........................................              (45)                --                 --                 --
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................              498                  3                 --                 --
                                                    ==============     ==============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,328             17,357              1,277              7,641
 Redeemed........................................          (11,078)           (13,473)           (16,247)           (17,554)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................           (1,750)             3,884            (14,970)            (9,913)
                                                    ==============     ==============     ==============     ==============


                                                               EQ/FRANKLIN
                                                              CORE BALANCED*
                                                  --------------------------------------
                                                          2010               2009
                                                  ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    7,925,639       $ 22,140,075
 Net realized gain (loss) on investments.........      (48,297,438)       (41,977,203)
 Change in unrealized appreciation
  (depreciation) of investments..................       89,802,920        149,692,792
                                                    --------------       ------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,431,121        129,855,664
                                                    --------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        7,950,275         20,356,133
  Transfers between funds including
   guaranteed interest account, net..............      (71,437,251)        54,640,839
  Transfers for contract benefits and
   terminations..................................      (28,627,392)       (25,586,167)
  Contract maintenance charges...................       (8,243,350)        (7,929,027)
                                                    --------------       ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (100,357,718)        41,481,778
                                                    --------------       ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 (3)
                                                    --------------       ------------
INCREASE (DECREASE) IN NET ASSETS................      (50,926,597)       171,337,439
NET ASSETS -- BEGINNING OF PERIOD................      597,049,728        425,712,289
                                                    --------------       ------------
NET ASSETS -- END OF PERIOD......................   $  546,123,131       $597,049,728
                                                    ==============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               63                 --
 Redeemed........................................               (1)                --
                                                    --------------       ------------
 Net Increase (Decrease).........................               62                 --
                                                    ==============       ============
UNIT ACTIVITY CLASS B
 Issued..........................................            4,879             15,593
 Redeemed........................................          (15,898)           (10,086)
                                                    --------------       ------------
 Net Increase (Decrease).........................          (11,019)             5,507
                                                    ==============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/FRANKLIN
                                                            TEMPLETON ALLOCATION*
                                                  -----------------------------------------
                                                          2010                 2009
                                                  -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $    6,157,195        $  10,740,102
 Net realized gain (loss) on investments.........       (48,402,797)         (68,257,655)
 Change in unrealized appreciation
  (depreciation) of investments..................       152,079,246          343,049,903
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       109,833,644          285,532,350
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        24,331,477           73,834,498
  Transfers between funds including
   guaranteed interest account, net..............       (18,954,035)          51,895,312
  Transfers for contract benefits and
   terminations..................................       (59,358,724)         (48,492,082)
  Contract maintenance charges...................       (18,909,604)         (17,534,193)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (72,890,886)          59,703,535
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   (1)
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................        36,942,758          345,235,884
NET ASSETS -- BEGINNING OF PERIOD................     1,341,357,512          996,121,628
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,378,300,270       $1,341,357,512
                                                     ==============       ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               43                    --
 Redeemed........................................               (3)                   --
                                                     -------------        --------------
 Net Increase (Decrease).........................               40                    --
                                                     =============        ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,195               26,660
 Redeemed........................................          (19,113)              (15,841)
                                                     -------------        --------------
 Net Increase (Decrease).........................           (9,918)              10,819
                                                     =============        ==============


                                                          EQ/GAMCO MERGERS &                   EQ/GAMCO SMALL
                                                             ACQUISITIONS*                     COMPANY VALUE*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $(2,295,384)      $ (1,793,681)   $  (7,670,386)   $  (5,050,034)
 Net realized gain (loss) on investments.........      4,547,741         (5,766,872)       7,145,762      (22,466,131)
 Change in unrealized appreciation
  (depreciation) of investments..................      9,750,229         24,311,739      194,551,939      198,092,476
                                                     -----------       ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,002,586         16,751,186      194,027,315      170,576,311
                                                     -----------       ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      4,201,579          6,583,314       23,512,644       32,344,187
  Transfers between funds including
   guaranteed interest account, net..............     36,633,851         10,433,400       74,286,097       49,285,762
  Transfers for contract benefits and
   terminations..................................     (7,181,754)        (4,763,059)     (29,712,014)     (17,447,466)
  Contract maintenance charges...................     (2,260,010)        (1,934,627)      (9,812,593)      (7,485,896)
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     31,393,666         10,319,028       58,274,134       56,696,587
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              1,653               --           11,001
                                                     -----------       ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     43,396,252         27,071,867      252,301,449      227,283,899
NET ASSETS -- BEGINNING OF PERIOD................    138,089,880        111,018,013      620,000,611      392,716,712
                                                     -----------       ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $181,486,132      $138,089,880    $ 872,302,060    $ 620,000,611
                                                     ============      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            166                 --            1,283                2
 Redeemed........................................             (3)                --              (50)              --
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................            163                 --            1,233                2
                                                     ===========       ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493              4,139            4,836            5,849
 Redeemed........................................         (3,036)            (3,222)          (3,679)          (3,498)
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................          2,457                917            1,157            2,351
                                                     ===========       ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                             BOND PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   6,411,792    $  (2,705,164)
 Net realized gain (loss) on investments.........    (11,435,204)     (23,317,739)
 Change in unrealized appreciation
  (depreciation) of investments..................     24,553,768       26,152,690
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,530,356          129,787
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,242,445       18,603,211
  Transfers between funds including
   guaranteed interest account, net..............     62,114,094        5,029,126
  Transfers for contract benefits and
   terminations..................................    (23,627,301)     (17,427,569)
  Contract maintenance charges...................     (5,907,904)      (5,422,618)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,821,334          782,150
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (104,316)           1,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     60,247,374          912,937
NET ASSETS -- BEGINNING OF PERIOD................    414,232,053      413,319,116
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 474,479,427    $ 414,232,053
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            245                2
 Redeemed........................................           (107)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            138                2
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,764           11,490
 Redeemed........................................         (8,434)         (11,571)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,330              (81)
                                                   =============    =============


                                                                 EQ/GLOBAL                         EQ/INTERMEDIATE
                                                           MULTI-SECTOR EQUITY*                GOVERNMENT BOND INDEX*
                                                  --------------------------------------- ---------------------------------
                                                          2010                2009              2010             2009
                                                  -------------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,071,620)      $   (1,338,538)   $    (950,110)   $  (1,837,117)
 Net realized gain (loss) on investments.........       (93,814,827)        (134,958,138)          11,700       (5,818,927)
 Change in unrealized appreciation
  (depreciation) of investments..................       195,853,821          486,494,355       10,662,192       (7,140,455)
                                                      --------------      --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................        97,967,374          350,197,679        9,723,782      (14,796,499)
                                                      --------------      --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        17,930,470           38,055,350       58,835,387       43,007,605
  Transfers between funds including
   guaranteed interest account, net..............       (43,139,517)          97,751,626      (14,557,934)     (27,226,727)
  Transfers for contract benefits and
   terminations..................................       (51,708,000)         (37,615,341)     (27,784,102)     (28,373,545)
  Contract maintenance charges...................       (15,496,696)         (13,705,969)      (4,338,587)      (4,494,560)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (92,413,743)          84,485,666       12,154,764      (17,087,227)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                (3)              52,000               --               --
                                                     --------------       --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................         5,553,628          434,735,345       21,878,546      (31,883,726)
NET ASSETS -- BEGINNING OF PERIOD................     1,130,853,172          696,117,827      369,786,670      401,670,396
                                                     --------------       --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $1,136,406,800       $1,130,853,172    $ 391,665,216    $ 369,786,670
                                                     ==============       ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               192                   2               --               --
 Redeemed........................................               (20)                 --               --               --
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................               172                   2               --               --
                                                     ==============      ==============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................             5,663              18,642           15,689           14,039
 Redeemed........................................           (10,964)            (13,429)         (13,481)         (14,458)
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................            (5,301)              5,213            2,208             (419)
                                                     ===============     ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/INTERNATIONAL
                                                             CORE PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   2,336,295    $  10,509,388
 Net realized gain (loss) on investments.........    (38,528,670)     (46,621,982)
 Change in unrealized appreciation
  (depreciation) of investments..................     90,147,494      225,338,883
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,955,119      189,226,289
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     17,014,839       44,406,216
  Transfers between funds including
   guaranteed interest account, net..............     (5,643,923)      19,939,424
  Transfers for contract benefits and
   terminations..................................    (38,198,114)     (29,905,952)
  Contract maintenance charges...................     (9,621,790)      (8,681,146)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (36,448,988)      25,758,542
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         21,998           13,199
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     17,528,129      214,998,030
NET ASSETS -- BEGINNING OF PERIOD................    769,320,511      554,322,481
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 786,848,640    $ 769,320,511
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            269               --
 Redeemed........................................            (80)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            189               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,530           10,926
 Redeemed........................................         (8,709)          (8,760)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (3,179)           2,166
                                                   =============    =============


                                                                                       EQ/INTERNATIONAL
                                                     EQ/INTERNATIONAL ETF*                  GROWTH*
                                                  ---------------------------- ---------------------------------
                                                       2010           2009           2010             2009
                                                  -------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   53,285    $  164,334    $  (1,539,936)   $    (451,268)
 Net realized gain (loss) on investments.........       77,869        64,865      (12,960,436)     (26,477,852)
 Change in unrealized appreciation
  (depreciation) of investments..................      137,277       151,754       54,538,719       92,760,178
                                                    ----------    ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      268,431       380,953       40,038,347       65,831,058
                                                    ----------    ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      941,249            --       12,615,167       16,047,281
  Transfers between funds including
   guaranteed interest account, net..............      301,281            --       70,815,470       33,138,245
  Transfers for contract benefits and
   terminations..................................      (29,518)           --      (12,777,936)      (7,613,344)
  Contract maintenance charges...................           --            --       (4,359,648)      (3,283,507)
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,213,012            --       66,293,053       38,288,675
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --            --               --               --
                                                    ----------    ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    1,481,443       380,953      106,331,400      104,119,733
NET ASSETS -- BEGINNING OF PERIOD................    1,984,837     1,603,884      272,167,868      168,048,135
                                                    ----------    ----------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $3,466,280    $1,984,837    $ 378,499,268    $ 272,167,868
                                                    ==========    ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          137            --              270               --
 Redeemed........................................          (12)           --             (144)              --
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................          125            --              126               --
                                                    ==========    ==========    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           --            --           11,475           10,081
 Redeemed........................................           --            --           (5,927)          (5,593)
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................           --            --            5,548            4,488
                                                    ==========    ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (330,695)   $      97,821
 Net realized gain (loss) on investments.........    (15,337,191)     (29,711,065)
 Change in unrealized appreciation
  (depreciation) of investments..................     42,809,362       89,134,293
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,141,476       59,521,049
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,000,248        6,531,889
  Transfers between funds including
   guaranteed interest account, net..............      9,752,342          180,925
  Transfers for contract benefits and
   terminations..................................    (20,411,208)     (16,280,971)
  Contract maintenance charges...................     (2,524,569)      (2,183,887)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (4,183,187)     (11,752,044)
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     22,958,289       47,769,005
NET ASSETS -- BEGINNING OF PERIOD................    258,338,263      210,569,258
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 281,296,552    $ 258,338,263
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            173               --
 Redeemed........................................            (10)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            163               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,040            3,078
 Redeemed........................................         (4,472)          (4,372)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (432)          (1,294)
                                                   =============    =============



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                             CORE PLUS*                       GROWTH INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (703,941)   $   3,946,921    $  (1,599,272)   $   1,765,959
 Net realized gain (loss) on investments.........      5,950,445      (15,412,420)       4,081,061      (13,310,399)
 Change in unrealized appreciation
  (depreciation) of investments..................     12,483,696       42,870,315       39,038,701      100,800,552
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,730,200       31,404,816       41,520,490       89,256,112
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,378,773        5,079,841        8,708,376        6,243,861
  Transfers between funds including
   guaranteed interest account, net..............     (1,379,102)        (335,448)      (7,012,053)       5,339,497
  Transfers for contract benefits and
   terminations..................................    (13,141,839)     (10,302,564)     (22,541,290)     (17,160,470)
  Contract maintenance charges...................     (1,507,734)      (1,417,449)      (3,501,836)      (3,258,354)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (12,649,902)      (6,975,620)     (24,346,803)      (8,835,466)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --       (9,101,306)
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      5,080,298       24,429,196       17,173,687       71,319,340
NET ASSETS -- BEGINNING OF PERIOD................    153,789,501      129,360,305      317,251,600      245,932,260
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 158,869,799    $ 153,789,501    $ 334,425,287    $ 317,251,600
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              183               --
 Redeemed........................................             --               --              (28)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              155               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,377            2,386            4,253            6,245
 Redeemed........................................         (2,891)          (3,435)          (7,903)          (8,515)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,514)          (1,049)          (3,650)          (2,270)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            GROWTH PLUS*                      VALUE INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,665,001)   $    (322,957)   $      57,450    $   6,773,224
 Net realized gain (loss) on investments.........     (2,058,115)     (12,614,811)     (17,662,023)     (27,527,716)
 Change in unrealized appreciation
  (depreciation) of investments..................     34,373,610       75,552,967       31,190,003       38,402,053
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     29,650,494       62,615,199       13,585,430       17,647,561
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,983,905       14,839,377        4,653,486        7,374,072
  Transfers between funds including
   guaranteed interest account, net..............     (8,881,962)      (3,677,177)       5,143,141        7,431,830
  Transfers for contract benefits and
   terminations..................................    (15,689,813)     (11,850,074)      (4,978,531)      (3,337,593)
  Contract maintenance charges...................     (2,688,173)      (2,477,109)      (1,671,559)      (1,422,213)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (20,276,043)      (3,164,983)       3,146,537       10,046,096
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      9,374,451       59,450,216       16,731,967       27,693,657
NET ASSETS -- BEGINNING OF PERIOD................    252,675,000      193,224,784      104,203,662       76,510,005
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 262,049,451    $ 252,675,000    $ 120,935,629    $ 104,203,662
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             93               --               93               --
 Redeemed........................................            (14)              --              (11)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             79               --               82               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,929            3,789            4,665            7,169
 Redeemed........................................         (3,524)          (4,054)          (4,280)          (4,403)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,595)            (265)             385            2,766
                                                   =============    =============    =============    =============


                                                               EQ/LARGE CAP
                                                               VALUE PLUS*
                                                  --------------------------------------
                                                          2010                2009
                                                  -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $   (3,572,302)     $     7,478,084
 Net realized gain (loss) on investments.........       (79,295,631)        (116,190,615)
 Change in unrealized appreciation
  (depreciation) of investments..................       201,532,934          296,761,284
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       118,665,001          188,048,753
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        14,109,750           12,883,006
  Transfers between funds including
   guaranteed interest account, net..............       (57,748,572)         (59,306,982)
  Transfers for contract benefits and
   terminations..................................       (72,783,534)         (60,484,252)
  Contract maintenance charges...................       (14,517,732)         (14,986,398)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (130,940,088)        (121,894,626)
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   --
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       (12,275,087)          66,154,127
NET ASSETS -- BEGINNING OF PERIOD................     1,181,149,734        1,114,995,607
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,168,874,647       $1,181,149,734
                                                     ==============       ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               104                   --
 Redeemed........................................                (2)                  --
                                                     --------------       --------------
 Net Increase (Decrease).........................               102                   --
                                                     ==============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................             1,260                2,747
 Redeemed........................................           (13,798)             (16,468)
                                                     --------------       --------------
 Net Increase (Decrease).........................           (12,538)             (13,721)
                                                     ==============       ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LORD ABBETT
                                                         GROWTH AND INCOME*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,342,320)   $    (767,473)
 Net realized gain (loss) on investments.........     (8,933,820)     (12,823,244)
 Change in unrealized appreciation
  (depreciation) of investments..................     30,082,515       31,280,658
                                                    ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,806,375       17,689,941
                                                    ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,806,791        9,687,585
  Transfers between funds including
   guaranteed interest account, net..............     21,862,494        2,488,722
  Transfers for contract benefits and
   terminations..................................     (6,495,793)      (4,487,121)
  Contract maintenance charges...................     (1,860,046)      (1,495,789)
                                                    ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     21,313,446        6,193,397
                                                    ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     41,119,821       23,883,338
NET ASSETS -- BEGINNING OF PERIOD................    117,430,220       93,546,882
                                                    ------------    -------------
NET ASSETS -- END OF PERIOD......................   $158,550,041    $ 117,430,220
                                                    ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --
 Redeemed........................................             --               --
                                                    ------------    -------------
 Net Increase (Decrease).........................             --               --
                                                    ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,673            3,916
 Redeemed........................................         (3,519)          (2,969)
                                                    ------------    -------------
 Net Increase (Decrease).........................          2,154              947
                                                    ============    =============


                                                           EQ/LORD ABBETT                      EQ/MID CAP
                                                           LARGE CAP CORE*                       INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,829,718)   $    (981,435)   $  (4,804,345)   $  (2,042,011)
 Net realized gain (loss) on investments.........        764,286      (10,046,237)     (53,827,554)     (76,754,441)
 Change in unrealized appreciation
  (depreciation) of investments..................     21,860,374       41,151,180      203,223,970      249,782,270
                                                    ------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     20,794,942       30,123,508      144,592,071      170,985,818
                                                    ------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,190,672       18,051,679       13,019,432       27,352,295
  Transfers between funds including
   guaranteed interest account, net..............     18,698,798       28,400,738      (31,800,373)     (11,457,023)
  Transfers for contract benefits and
   terminations..................................     (7,562,569)      (4,939,951)     (34,995,676)     (27,354,004)
  Contract maintenance charges...................     (2,345,017)      (1,712,105)      (8,962,624)      (7,924,887)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     15,981,884       39,800,361      (62,739,241)     (19,383,619)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --           53,718           31,447
                                                    ------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     36,776,826       69,923,869       81,906,548      151,633,646
NET ASSETS -- BEGINNING OF PERIOD................    155,168,017       85,244,148      652,650,383      501,016,737
                                                    ------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $191,944,843    $ 155,168,017    $ 734,556,931    $ 652,650,383
                                                    ============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              211               --
 Redeemed........................................             --               --              (26)              --
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              185               --
                                                    ============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493            8,538            4,368            7,801
 Redeemed........................................         (4,032)          (3,920)         (10,648)         (10,020)
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,461            4,618           (6,280)          (2,219)
                                                    ============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/MID CAP
                                                           VALUE PLUS* (d)(e)(f)
                                                  ---------------------------------------
                                                          2010                2009
                                                  -------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (5,227,522)      $    1,365,807
 Net realized gain (loss) on investments.........     (124,431,143)        (124,353,745)
 Change in unrealized appreciation
  (depreciation) of investments..................      332,475,742           36,575,607
                                                     -------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................      202,817,077          (86,412,331)
                                                     -------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       15,635,307           13,599,011
  Transfers between funds including
   guaranteed interest account, net..............     (109,598,303)         815,533,724
  Transfers for contract benefits and
   terminations..................................      (59,654,561)         (31,291,287)
  Contract maintenance charges...................      (15,073,590)          (8,625,499)
                                                     -------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (168,691,147)         789,215,949
                                                     -------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --               30,948
                                                     -------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       34,125,930          702,834,566
NET ASSETS -- BEGINNING OF PERIOD................    1,102,897,856          400,063,290
                                                     -------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,137,023,786      $1,102,897,856
                                                     ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               34                   --
 Redeemed........................................               (9)                  --
                                                     -------------       --------------
 Net Increase (Decrease).........................               25                   --
                                                     =============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            2,106               73,314
 Redeemed........................................          (14,942)             (27,132)
                                                     -------------       --------------
 Net Increase (Decrease).........................          (12,836)              46,182
                                                     =============       ==============


                                                                                                 EQ/MONTAG &
                                                           EQ/MONEY MARKET*                   CALDWELL GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ----------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (11,461,435)   $  (18,440,066)    $ (1,562,532)   $  (1,711,323)
 Net realized gain (loss) on investments.........         (34,619)         (233,096)      (3,832,437)     (14,655,162)
 Change in unrealized appreciation
  (depreciation) of investments..................          93,700           156,107       15,990,596       55,673,036
                                                   --------------    --------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (11,402,354)      (18,517,055)      10,595,627       39,306,551
                                                   --------------    --------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     211,662,332       343,074,508        6,424,399        3,647,314
  Transfers between funds including
   guaranteed interest account, net..............    (251,321,649)     (565,003,528)      (5,491,466)      (5,293,632)
  Transfers for contract benefits and
   terminations..................................    (206,937,596)     (300,033,661)      (7,731,372)      (6,259,023)
  Contract maintenance charges...................      (8,713,003)      (12,094,117)      (2,398,972)      (2,508,072)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (255,309,916)     (534,056,798)      (9,197,411)     (10,413,413)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --           273,686               --               --
                                                   --------------    --------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (266,712,270)     (552,300,167)       1,398,216       28,893,138
NET ASSETS -- BEGINNING OF PERIOD................     941,674,805     1,493,974,972      172,791,858      143,898,720
                                                   --------------    --------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $  674,962,535    $  941,674,805     $174,190,074    $ 172,791,858
                                                   ==============    ==============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                22              477                1
 Redeemed........................................              --                --              (20)              --
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................              --                22              457                1
                                                   ==============    ==============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          94,244            69,086            6,962           12,048
 Redeemed........................................         (90,015)          (99,039)         (10,137)         (14,313)
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................           4,229           (29,953)          (3,175)          (2,265)
                                                   ==============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MORGAN STANLEY
                                                           MID CAP GROWTH*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (6,483,463)   $  (4,344,315)
 Net realized gain (loss) on investments.........      2,139,710      (25,824,738)
 Change in unrealized appreciation
  (depreciation) of investments..................    134,660,911      155,347,475
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    130,317,158      125,178,422
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     19,088,458       17,349,251
  Transfers between funds including
   guaranteed interest account, net..............     88,611,674       69,598,413
  Transfers for contract benefits and
   terminations..................................    (23,291,011)     (11,360,676)
  Contract maintenance charges...................     (6,757,222)      (4,662,732)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     77,651,899       70,924,256
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    207,969,057      196,102,678
NET ASSETS -- BEGINNING OF PERIOD................    406,455,362      210,352,684
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 614,424,419    $ 406,455,362
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            590                3
 Redeemed........................................           (137)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            453                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,688           12,167
 Redeemed........................................         (7,010)          (5,895)
                                                   -------------    -------------
 Net Increase (Decrease).........................          4,678            6,272
                                                   =============    =============


                                                               EQ/MUTUAL
                                                           LARGE CAP EQUITY*               EQ/OPPENHEIMER GLOBAL*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    686,220      $  (2,837,920)    $ (1,594,990)   $    (999,512)
 Net realized gain (loss) on investments.........    (15,707,826)       (25,424,474)      (5,794,188)     (12,845,925)
 Change in unrealized appreciation
  (depreciation) of investments..................     36,768,566         74,942,306       31,989,119       52,404,085
                                                    ------------      -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,746,960         46,679,912       24,599,941       38,558,648
                                                    ------------      -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,479,102          7,462,774       13,281,583       10,985,091
  Transfers between funds including
   guaranteed interest account, net..............    (18,211,997)        (7,433,583)      55,292,392       30,120,961
  Transfers for contract benefits and
   terminations..................................    (10,895,006)        (9,814,336)      (8,293,582)      (4,037,850)
  Contract maintenance charges...................     (3,624,570)        (3,691,375)      (2,762,472)      (1,941,981)
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (29,252,471)       (13,476,520)      57,517,921       35,126,221
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --                3               --
                                                    ------------      -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     (7,505,511)        33,203,392       82,117,865       73,684,869
NET ASSETS -- BEGINNING OF PERIOD................    238,555,289        205,351,897      163,060,273       89,375,404
                                                    ------------      -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................   $231,049,778      $ 238,555,289     $245,178,138    $ 163,060,273
                                                    ============      =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             48                 --              306                1
 Redeemed........................................             (1)                --              (43)              --
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................             47                 --              263                1
                                                    ============      =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,203              3,697           10,580            7,976
 Redeemed........................................         (4,866)            (5,500)          (5,120)          (3,519)
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................         (3,663)            (1,803)           5,460            4,457
                                                    ============      =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO ULTRA
                                                           SHORT BOND* (g) (h)
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (16,660,452)    $   (3,730,126)
 Net realized gain (loss) on investments.........      (32,817,732)       (35,530,401)
 Change in unrealized appreciation
  (depreciation) of investments..................       40,441,026         69,287,120
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................       (9,037,158)        30,026,593
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       35,647,672         60,395,456
  Transfers between funds including
   guaranteed interest account, net..............      (36,975,938)       483,246,609
  Transfers for contract benefits and
   terminations..................................      (90,378,169)       (60,125,729)
  Contract maintenance charges...................      (19,746,167)       (16,164,814)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (111,452,602)       467,351,522
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     (120,489,760)       497,378,115
NET ASSETS -- BEGINNING OF PERIOD................    1,415,255,319        917,877,204
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,294,765,559     $1,415,255,319
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,539                  9
 Redeemed........................................             (209)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,330                  9
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           32,281             97,475
 Redeemed........................................          (43,958)           (55,852)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (11,677)            41,623
                                                    ==============     ==============


                                                      EQ/QUALITY BOND PLUS* (k)        EQ/SMALL COMPANY INDEX* (m)
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  52,128,835    $   9,616,969    $  (2,260,703)   $     283,901
 Net realized gain (loss) on investments.........     (6,003,038)     (16,834,854)     (24,935,414)     (47,942,631)
 Change in unrealized appreciation
  (depreciation) of investments..................    (19,985,136)      27,244,526      125,792,660      125,840,042
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     26,140,661       20,026,641       98,596,543       78,181,312
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     34,150,025       21,240,787       14,071,255       26,470,813
  Transfers between funds including
   guaranteed interest account, net..............     (9,692,627)     224,180,167      (17,676,567)      70,678,527
  Transfers for contract benefits and
   terminations..................................    (36,306,894)     (28,209,097)     (20,362,790)     (14,249,210)
  Contract maintenance charges...................     (7,338,590)      (5,183,336)      (5,991,684)      (4,521,055)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (19,188,086)     212,028,521      (29,959,786)      78,379,075
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              600               --        1,020,132
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      6,952,575      232,055,762       68,636,757      157,580,519
NET ASSETS -- BEGINNING OF PERIOD................    558,343,163      326,287,401      440,147,476      282,566,957
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 565,295,738    $ 558,343,163    $ 508,784,233    $ 440,147,476
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              214                1
 Redeemed........................................             --               --              (22)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              192                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,067           50,229            4,584           17,034
 Redeemed........................................        (12,329)         (31,789)          (7,147)          (9,500)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,262)          18,440           (2,563)           7,534
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/T. ROWE PRICE
                                                            GROWTH STOCK*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (4,924,523)   $  (3,334,900)
 Net realized gain (loss) on investments.........     (2,732,322)     (11,405,129)
 Change in unrealized appreciation
  (depreciation) of investments..................     56,083,078       93,287,481
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     48,426,233       78,547,452
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     21,494,187       25,605,098
  Transfers between funds including
   guaranteed interest account, net..............     41,257,431       56,036,557
  Transfers for contract benefits and
   terminations..................................    (17,689,907)     (11,344,415)
  Contract maintenance charges...................     (4,308,822)      (3,031,774)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,752,889       67,265,466
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     89,179,122      145,812,918
NET ASSETS -- BEGINNING OF PERIOD................    313,082,416      167,269,498
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 402,261,538    $ 313,082,416
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            567                3
 Redeemed........................................           (127)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            440                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          8,662           11,610
 Redeemed........................................         (4,967)          (3,248)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,695            8,362
                                                   =============    =============


                                                            EQ/TEMPLETON
                                                           GLOBAL EQUITY*              EQ/UBS GROWTH & INCOME*
                                                  --------------------------------- ------------------------------
                                                        2010             2009             2010           2009
                                                  ---------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (58,709)   $     (17,700)   $   (494,021)   $   (336,588)
 Net realized gain (loss) on investments.........    (11,950,986)     (20,976,814)     (2,127,239)     (7,822,551)
 Change in unrealized appreciation
  (depreciation) of investments..................     23,739,286       62,319,576       9,628,253      22,719,844
                                                   -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     11,729,591       41,325,062       7,006,993      14,560,705
                                                   -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,851,036        7,979,308       4,282,687       4,943,208
  Transfers between funds including
   guaranteed interest account, net..............      3,687,608       (4,747,160)       (980,741)       (973,192)
  Transfers for contract benefits and
   terminations..................................     (8,887,410)      (7,902,832)     (3,187,709)     (2,000,024)
  Contract maintenance charges...................     (2,856,263)      (2,749,566)       (892,945)       (801,991)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (1,205,029)      (7,420,250)       (778,708)      1,168,001
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     10,524,562       33,904,812       6,228,285      15,728,706
NET ASSETS -- BEGINNING OF PERIOD................    183,702,369      149,797,557      63,799,068      48,070,362
                                                   -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 194,226,931    $ 183,702,369    $ 70,027,353    $ 63,799,068
                                                   =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            105               --              --              --
 Redeemed........................................            (18)              --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................             87               --              --              --
                                                   =============    =============    ============    ============
UNIT ACTIVITY CLASS B
 Issued..........................................          3,697            3,863           5,058           5,464
 Redeemed........................................         (3,946)          (4,876)         (4,631)         (4,392)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................           (249)          (1,013)            427           1,072
                                                   =============    =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/WELLS FARGO
                                                                                                  ADVANTAGE
                                                        EQ/VAN KAMPEN COMSTOCK*                 OMEGA GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (540,884)     $    (130,878)   $  (4,851,626)    $ (2,421,440)
 Net realized gain (loss) on investments.........     (9,464,917)       (22,515,911)      13,444,641       (9,138,410)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,945,921         68,993,230       44,175,021       77,956,029
                                                    ------------      -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,940,120         46,346,441       52,768,036       66,396,179
                                                    ------------      -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,581,392          7,018,764       17,657,805       27,940,701
  Transfers between funds including
   guaranteed interest account, net..............        556,523         (7,191,990)      67,388,141       83,688,347
  Transfers for contract benefits and
   terminations..................................    (11,285,117)        (8,733,057)     (15,511,156)      (9,008,466)
  Contract maintenance charges...................     (3,263,131)        (3,102,049)      (4,493,713)      (2,575,434)
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (8,410,333)       (12,008,332)      65,041,077      100,045,148
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --            9,999               --
                                                    ------------      -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     19,529,787         34,338,109      117,819,112      166,441,327
NET ASSETS -- BEGINNING OF PERIOD................    219,391,530        185,053,421      295,445,709      129,004,382
                                                    ------------      -------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $238,921,317      $ 219,391,530    $ 413,264,821     $295,445,709
                                                    ============      =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             87                 --               --               --
 Redeemed........................................             (4)                --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             83                 --               --               --
                                                    ============      =============    =============     ============
UNIT ACTIVITY CLASS B
 Issued..........................................          2,566              3,249           11,345           14,711
 Redeemed........................................         (3,651)            (4,883)          (5,945)          (4,717)
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................         (1,085)            (1,634)           5,400            9,994
                                                    ============      =============    =============     ============
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             --                 --               --               --
 Redeemed........................................             --                 --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             --                 --               --               --
                                                    ============      =============    =============     ============


                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                                      ASSET MANAGER:             CONTRAFUND(R)
                                                   GROWTH PORTFOLIO (c)          PORTFOLIO (b)
                                                  ---------------------- -----------------------------
                                                           2010                2010           2009
                                                  ---------------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................        $   (450)          $   23,873      $     (1)
 Net realized gain (loss) on investments.........           8,181               41,815            --
 Change in unrealized appreciation
  (depreciation) of investments..................          56,550            1,304,990            --
                                                         --------           ----------      --------
 Net Increase (decrease) in net assets from
  operations.....................................          64,281            1,370,678            (1)
                                                         --------           ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         535,368            9,917,768        17,564
  Transfers between funds including
   guaranteed interest account, net..............         181,064            1,377,266            --
  Transfers for contract benefits and
   terminations..................................          (8,186)            (101,238)           --
  Contract maintenance charges...................              --                   (6)           --
                                                         --------           ----------      --------
 Net increase (decrease) in net assets from
  contractowners transactions....................         708,246           11,193,790        17,564
                                                         --------           ----------      --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              33               14,997            --
                                                         --------           ----------      --------
INCREASE (DECREASE) IN NET ASSETS................         772,560           12,579,465        17,563
NET ASSETS -- BEGINNING OF PERIOD................              --               17,563            --
                                                         --------          -----------      --------
NET ASSETS -- END OF PERIOD......................        $772,560          $12,597,028       $17,563
                                                         ========          ===========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY CLASS B
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             119               1,092              2
 Redeemed........................................             (53)                (41)            --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              66               1,051              2
                                                         ========          ==========       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP
                                                      FIDELITY(R) VIP           STRATEGIC INCOME         FRANKLIN INCOME
                                                   MID CAP PORTFOLIO (b)         PORTFOLIO (b)         SECURITIES FUND (n)
                                                  ------------------------ -------------------------- --------------------
                                                        2010        2009         2010         2009            2010
                                                  --------------- -------- --------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (18,324)       --      $ 235,780      $    (2)        $  14,976
 Net realized gain (loss) on investments.........       25,950        --        163,162           --            (2,591)
 Change in unrealized appreciation
  (depreciation) of investments..................      519,941        --       (218,791)          21           158,862
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      527,567        --        180,151           19           171,247
                                                    ----------    ------     ----------      -------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,151,129     5,881      5,996,892       23,054         2,662,103
  Transfers between funds including
   guaranteed interest account, net..............      770,481        --        726,700           --           992,400
  Transfers for contract benefits and
   terminations..................................      (76,216)       --        (56,385)          --           (11,054)
  Contract maintenance charges...................           (2)       --             (4)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    4,845,392     5,881      6,667,203       23,054         3,643,449
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       10,000        --            205           --               298
                                                    ----------    ------     ----------      -------        ----------
INCREASE (DECREASE) IN NET ASSETS................    5,382,959     5,881      6,847,559       23,073         3,814,994
NET ASSETS -- BEGINNING OF PERIOD................        5,881        --         23,073           --                --
                                                    ----------    ------     ----------      -------        ----------
NET ASSETS -- END OF PERIOD......................   $5,388,840    $5,881     $6,870,632      $23,073        $3,814,994
                                                    ==========    ======     ==========      =======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................           --        --             --           --               358
 Redeemed........................................           --        --             --           --                (6)
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................           --        --             --           --               352
                                                    ----------    ------     ----------      -------        ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................         437          1            658            2                --
 Redeemed........................................         (21)        --            (29)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................         416          1            629            2                --
                                                    ----------    ------     ----------      -------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN STRATEGIC           FRANKLIN TEMPLETON
                                                            INCOME                    VIP FOUNDING
                                                      SECURITIES FUND (b)      FUNDS ALLOCATION FUND (n)
                                                  --------------------------- ---------------------------
                                                        2010          2009                2010
                                                  --------------- ----------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  46,154       $   (12)          $  15,184
 Net realized gain (loss) on investments.........       7,038            --                 859
 Change in unrealized appreciation
  (depreciation) of investments..................     113,388            58              54,429
                                                    ---------       -------           ---------
 Net Increase (decrease) in net assets from
  operations.....................................     166,580            46              70,472
                                                    ---------       -------           ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,764,694        46,293             862,343
  Transfers between funds including
   guaranteed interest account, net..............     981,718            --             170,851
  Transfers for contract benefits and
   terminations..................................     (78,141)           --                (481)
  Contract maintenance charges...................          (6)           --                  --
                                                    ---------       -------           ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,668,265        46,293           1,032,713
                                                    ---------       -------           ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................      24,997            --                  77
                                                    ---------       -------           ---------
INCREASE (DECREASE) IN NET ASSETS................   4,859,842        46,339           1,103,262
NET ASSETS -- BEGINNING OF PERIOD................      46,339            --                  --
                                                    ---------       -------           ---------
NET ASSETS -- END OF PERIOD......................  $4,906,181       $46,339           $1,103,262
                                                    =========       =======           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................         465             5                 108
 Redeemed........................................         (30)           --                  (4)
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................         435             5                 104
                                                    =========       =======           =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========


                                                         GOLDMAN SACHS           INVESCO V.I.
                                                          VIT MID CAP              FINANCIAL
                                                        VALUE FUND (b)         SERVICES FUND (c)
                                                  --------------------------- ------------------
                                                        2010          2009           2010
                                                  --------------- ----------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (4,057)      $   --        $  (4,152)
 Net realized gain (loss) on investments.........      20,694           --          (12,347)
 Change in unrealized appreciation
  (depreciation) of investments..................     366,648           (9)          41,149
                                                    ---------       ------        ---------
 Net Increase (decrease) in net assets from
  operations.....................................     383,285           (9)          24,650
                                                    ---------       ------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,555,130        2,514          427,430
  Transfers between funds including
   guaranteed interest account, net..............     201,034           --          207,782
  Transfers for contract benefits and
   terminations..................................     (13,427)          --          (20,432)
  Contract maintenance charges...................          (2)          --               --
                                                    ---------       ------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,742,735        2,514          614,780
                                                    ---------       ------        ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         101           --               21
                                                    ---------       ------        ---------
INCREASE (DECREASE) IN NET ASSETS................   3,126,121        2,505          639,451
NET ASSETS -- BEGINNING OF PERIOD................       2,505           --               --
                                                    ----------      ------        ---------
NET ASSETS -- END OF PERIOD......................   $3,128,626      $2,505        $ 639,451
                                                    ===========     =======       =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          --          --                --
 Redeemed........................................          --          --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                --
                                                    =========     =======         =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --          --                86
 Redeemed........................................          --          --               (27)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                59
                                                    =========     =======         =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................         271          --                --
 Redeemed........................................         (28)         --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         243          --                --
                                                    =========     =======         =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         INVESCO V.I.            INVESCO V.I.
                                                          GLOBAL REAL           INTERNATIONAL
                                                        ESTATE FUND (b)        GROWTH FUND (c)
                                                  --------------------------- -----------------
                                                        2010          2009           2010
                                                  ---------------- ---------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $ 113,606      $    (1)     $  18,769
 Net realized gain (loss) on investments.........        6,434           --          3,607
 Change in unrealized appreciation
  (depreciation) of investments..................      299,536           10        336,872
                                                     ---------      -------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................      419,576            9        359,248
                                                     ---------      -------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,431,862       11,500      3,316,405
  Transfers between funds including
   guaranteed interest account, net..............      859,574           --        506,317
  Transfers for contract benefits and
   terminations..................................      (21,125)          --        (17,882)
  Contract maintenance charges...................           --           --             (2)
                                                     ---------      -------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,270,311       11,500      3,804,838
                                                     ---------      -------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          299           --            200
                                                     ---------      -------      ---------
INCREASE (DECREASE) IN NET ASSETS................    5,690,186       11,509      4,164,286
NET ASSETS -- BEGINNING OF PERIOD................       11,509           --             --
                                                     ---------      -------      ---------
NET ASSETS -- END OF PERIOD......................    $5,701,695     $11,509      $4,164,286
                                                     ==========     =======      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................          488            1            371
 Redeemed........................................           (6)          --             (5)
                                                     ---------      -------      ---------
 Net Increase (Decrease).........................          482            1            366
                                                     =========      =======      =========


                                                                            INVESCO V.I.
                                                     INVESCO V.I.           MID CAP CORE
                                                   LEISURE FUND (c)        EQUITY FUND (b)
                                                  ------------------ ---------------------------
                                                         2010               2010          2009
                                                  ------------------ ----------------- ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $  (352)         $  (4,611)       $   --
 Net realized gain (loss) on investments.........          628              2,876            --
 Change in unrealized appreciation
  (depreciation) of investments..................       12,057            118,073            (5)
                                                       -------          ---------        ------
 Net Increase (decrease) in net assets from
  operations.....................................       12,333            116,338            (5)
                                                       -------          ---------        ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       94,133          1,081,781           639
  Transfers between funds including
   guaranteed interest account, net..............       27,981            242,444            --
  Transfers for contract benefits and
   terminations..................................           --             (8,395)           --
  Contract maintenance charges...................           --                 (3)           --
                                                       -------          ---------        ------
 Net increase (decrease) in net assets from
  contractowners transactions....................      122,114          1,315,827           639
                                                       -------          ---------        ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --                 --            --
                                                       -------          ---------        ------
INCREASE (DECREASE) IN NET ASSETS................      134,447          1,432,165           634
NET ASSETS -- BEGINNING OF PERIOD................           --                634            --
                                                       -------          ---------        ------
NET ASSETS -- END OF PERIOD......................      $134,447         $1,432,799       $  634
                                                       ========         ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................           13                129            --
 Redeemed........................................           (2)                (6)           --
                                                       -------          ---------        ------
 Net Increase (Decrease).........................           11                123            --
                                                       =======          =========        ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       INVESCO V.I.            IVY FUNDS VIP
                                                        SMALL CAP                DIVIDEND                   IVY FUNDS VIP
                                                     EQUITY FUND (c)         OPPORTUNITIES (b)                ENERGY (b)
                                                    -----------------   ---------------------------   --------------------------
                                                           2010              2010           2009           2010           2009
                                                    -----------------   --------------   ----------   --------------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (5,405)        $  (14,382)     $    (1)      $  (11,920)      $  --
 Net realized gain (loss) on investments.........         (25,501)            (2,123)          --          (22,116)         --
 Change in unrealized appreciation
  (depreciation) of investments..................         141,132            511,615          (35)         468,805           (8)
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (decrease) in net assets from
  operations.....................................         110,226            495,110          (36)         434,769           (8)
                                                        ---------         ----------      -------       ----------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         674,292          3,292,575       13,455        1,874,270          479
  Transfers between funds including
   guaranteed interest account, net..............         214,496            670,688           --          559,232           --
  Transfers for contract benefits and
   terminations..................................         (48,638)           (73,191)          --          (23,036)          --
  Contract maintenance charges...................              --                (10)          --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................         840,150          3,890,062       13,455        2,410,466          479
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --                197           --               42           --
                                                        ---------         ----------      -------       ----------       ------
INCREASE (DECREASE) IN NET ASSETS................         950,376          4,385,369       13,419        2,845,277          471
NET ASSETS -- BEGINNING OF PERIOD................              --             13,419           --              471           --
                                                        ---------         ----------      -------       ----------       ------
NET ASSETS -- END OF PERIOD......................       $ 950,376         $4,398,788      $13,419       $2,845,748       $  471
                                                        =========         ==========      =======       ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................              --                398            1              295           --
 Redeemed........................................                                (21)          --              (66)          --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              --                377            1              229           --
                                                        =========         ==========      =======       ==========       ======
UNIT ACTIVITY SERIES II
 Issued..........................................             101                 --           --               --           --
 Redeemed........................................             (30)                --           --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              71                 --           --               --           --
                                                        =========         ==========      =======       ==========       ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                        GLOBAL NATURAL
                                                        RESOURCES (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (26,243)     $    (9)
 Net realized gain (loss) on investments.........     (23,831)          --
 Change in unrealized appreciation
  (depreciation) of investments..................     824,015         (370)
                                                    -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................     773,941         (379)
                                                    -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,357,438       73,586
  Transfers between funds including
   guaranteed interest account, net..............     840,262           --
  Transfers for contract benefits and
   terminations..................................     (36,658)          --
  Contract maintenance charges...................            (3)        --
                                                    ------------   -------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,161,039       73,586
                                                    -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,997           --
                                                    -----------    -------
INCREASE (DECREASE) IN NET ASSETS................   4,942,977       73,207
NET ASSETS -- BEGINNING OF PERIOD................      73,207           --
                                                    -----------    -------
NET ASSETS -- END OF PERIOD......................   $5,016,184     $73,207
                                                    ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         471            7
 Redeemed........................................         (59)          --
                                                    -----------    -------
 Net Increase (Decrease).........................         412            7
                                                    ===========    =======



                                                         IVY FUNDS VIP               IVY FUNDS VIP
                                                        HIGH INCOME (b)            MID CAP GROWTH (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  89,755       $   (10)    $ (21,737)      $     (1)
 Net realized gain (loss) on investments.........      22,354            --        10,693             --
 Change in unrealized appreciation
  (depreciation) of investments..................     397,231           107       663,279             (8)
                                                    ---------       -------     ---------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................     509,340            97       652,235             (9)
                                                    ---------       -------     ---------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   6,833,466        24,960     3,087,205         20,641
  Transfers between funds including
   guaranteed interest account, net..............   1,759,195            --       710,125             --
  Transfers for contract benefits and
   terminations..................................     (60,895)           --       (42,819)            --
  Contract maintenance charges...................          (7)           --            (4)            --
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   8,531,759        24,960     3,754,507         20,641
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,999            --            --             --
                                                    ---------       -------     ---------      ---------
INCREASE (DECREASE) IN NET ASSETS................   9,049,098        25,057     4,406,742         20,632
NET ASSETS -- BEGINNING OF PERIOD................      25,057            --        20,632             --
                                                    ---------       -------     ---------      ---------
NET ASSETS -- END OF PERIOD......................  $9,074,155       $25,057     $4,427,374     $  20,632
                                                    =========       =======     ==========     =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         848             2           337              2
 Redeemed........................................         (72)           --           (11)            --
                                                    ---------       -------     ---------      ---------
 Net Increase (Decrease).........................         776             2           326              2
                                                    =========       =======     =========      =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                         SCIENCE AND
                                                        TECHNOLOGY (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (17,200)      $   (1)
 Net realized gain (loss) on investments.........      35,891           --
 Change in unrealized appreciation
  (depreciation) of investments..................     226,046            5
                                                    ---------       ------
 Net Increase (decrease) in net assets from
  operations.....................................     244,737            4
                                                    ---------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,180,871        1,980
  Transfers between funds including
   guaranteed interest account, net..............     309,419           --
  Transfers for contract benefits and
   terminations..................................     (56,595)          --
  Contract maintenance charges...................          (2)          --
                                                    ---------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,433,693        1,980
                                                    ---------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          65           --
                                                    ---------       ------
INCREASE (DECREASE) IN NET ASSETS................   2,678,495        1,984
NET ASSETS -- BEGINNING OF PERIOD................       1,984           --
                                                    ---------       ------
NET ASSETS -- END OF PERIOD......................   $2,680,479      $1,984
                                                    ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         250           --
 Redeemed........................................         (23)          --
                                                    ---------       ------
 Net Increase (Decrease).........................         227           --
                                                    =========       ======
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --           --
 Redeemed........................................          --           --
                                                    ---------       ------
 Net Increase (Decrease).........................          --           --
                                                    =========       ======


                                                         IVY FUNDS VIP             LAZARD RETIREMENT
                                                           SMALL CAP                EMERGING MARKETS
                                                          GROWTH (b)              EQUITY PORTFOLIO (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,635)      $    --       $    64,079     $   (1)
 Net realized gain (loss) on investments.........       6,893            --            33,247         --
 Change in unrealized appreciation
  (depreciation) of investments..................     614,001            (8)      1,144,429           --
                                                    ---------       -------     -----------     --------
 Net Increase (decrease) in net assets from
  operations.....................................     600,259            (8)      1,241,755           (1)
                                                    ---------       -------     -----------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,563,013         3,288      10,027,200       22,523
  Transfers between funds including
   guaranteed interest account, net..............     601,042            --       1,947,357           --
  Transfers for contract benefits and
   terminations..................................     (24,472)           --        (107,238)          --
  Contract maintenance charges...................          (3)           --              --           --
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in net assets from
  contractowners transactions....................   3,139,580         3,288      11,867,319       22,523
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       5,000            --           4,997           --
                                                    ---------       -------     -----------     --------
INCREASE (DECREASE) IN NET ASSETS................   3,744,839         3,280      13,114,071       22,522
NET ASSETS -- BEGINNING OF PERIOD................       3,280            --          22,522           --
                                                    ---------       -------     -----------     --------
NET ASSETS -- END OF PERIOD......................  $3,748,119       $ 3,280     $13,136,593     $ 22,522
                                                   ==========       =======     ===========     ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         296            --              --           --
 Redeemed........................................         (17)           --              --           --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................         279            --              --           --
                                                    =========       =======     ===========     ========
Unit Activity Service Shares
 Issued..........................................          --            --           1,105            2
 Redeemed........................................          --            --             (43)          --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................          --            --           1,062            2
                                                    =========       =======     ===========     ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    MFS(R) INTERNATIONAL        MFS(R) INVESTORS
                                                    VALUE PORTFOLIO (b)     GROWTH STOCK SERIES (c)
                                                  ------------------------ -------------------------
                                                        2010        2009              2010
                                                  --------------- -------- -------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,072)     $   --         $  (8,018)
 Net realized gain (loss) on investments.........       1,780          --             1,529
 Change in unrealized appreciation
  (depreciation) of investments..................     405,374          --           192,276
                                                    ---------      ------         ---------
 Net Increase (decrease) in net assets from
  operations.....................................     387,082          --           185,787
                                                    ---------      ------         ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   4,346,575       2,520         1,573,066
  Transfers between funds including
   guaranteed interest account, net..............     753,351          --           122,655
  Transfers for contract benefits and
   terminations..................................     (69,928)         --            (7,400)
  Contract maintenance charges...................          (6)         --                --
                                                    ---------      ------         ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   5,029,992       2,520         1,688,321
                                                    ---------      ------         ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       4,997          --                73
                                                    ---------      ------         ---------
INCREASE (DECREASE) IN NET ASSETS................   5,422,071       2,520         1,874,181
NET ASSETS -- BEGINNING OF PERIOD................       2,520          --                --
                                                    ---------      ------         ---------
NET ASSETS -- END OF PERIOD......................  $5,424,591      $2,520        $1,874,181
                                                    =========      ======         =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................         523          --               165
 Redeemed........................................         (22)         --                (3)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         501          --               162
                                                    =========      ======         =========


                                                   MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                   TRUST SERIES (c)     PORTFOLIO (c)        SERIES (c)
                                                  ------------------ ------------------- ------------------
                                                         2010                2010               2010
                                                  ------------------ ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,935)         $  (10,172)         $     321
 Net realized gain (loss) on investments.........         2,000              (6,570)             3,866
 Change in unrealized appreciation
  (depreciation) of investments..................       109,869             204,827             151,823
                                                      ---------          ----------          ----------
 Net Increase (decrease) in net assets from
  operations.....................................       106,934             188,085             156,010
                                                      ---------          ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     1,002,551           1,463,738           1,202,233
  Transfers between funds including
   guaranteed interest account, net..............       147,780             257,417             294,963
  Transfers for contract benefits and
   terminations..................................        (8,259)            (10,492)             (4,784)
  Contract maintenance charges...................            --                  --                  (1)
                                                      ---------          ----------          ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................     1,142,072           1,710,663           1,492,411
                                                      ---------          ----------          ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --                  72                 55
                                                      ---------          ----------          ----------
INCREASE (DECREASE) IN NET ASSETS................     1,249,006           1,898,820           1,648,476
NET ASSETS -- BEGINNING OF PERIOD................            --                  --                  --
                                                      ---------          ----------          ----------
NET ASSETS -- END OF PERIOD......................     $1,249,006         $1,898,820         $1,648,476
                                                      ==========         ==========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................           120                 181                 149
 Redeemed........................................            (9)                (25)                 (9)
                                                      ---------          ----------          ----------
 Net Increase (Decrease).........................           111                 156                 140
                                                      =========          ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                      AGGRESSIVE EQUITY* (i)(o)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (3,300,754)   $  (1,790,030)
 Net realized gain (loss) on investments.........    (10,011,442)     (12,286,920)
 Change in unrealized appreciation
  (depreciation) of investments..................     67,064,699       18,886,872
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,752,503        4,809,922
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,396,795        3,248,390
  Transfers between funds including
   guaranteed interest account, net..............    209,262,252      271,330,555
  Transfers for contract benefits and
   terminations..................................    (22,771,842)      (6,664,007)
  Contract maintenance charges...................     (5,214,681)      (1,938,975)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    187,672,524      265,975,963
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          5,306         (419,927)
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    241,430,333      270,365,958
NET ASSETS -- BEGINNING OF PERIOD................    338,108,603       67,742,645
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 579,538,936    $ 338,108,603
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         14,223           47,962
 Redeemed........................................         (4,635)         (31,144)
                                                   -------------    -------------
 Net Increase (Decrease).........................          9,588           16,818
                                                   =============    =============


                                                              MULTIMANAGER                        MULTIMANAGER
                                                               CORE BOND*                     INTERNATIONAL EQUITY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   14,969,343     $   19,058,581    $   6,306,819    $     529,394
 Net realized gain (loss) on investments.........       31,944,676         (1,947,205)     (30,024,963)     (40,200,014)
 Change in unrealized appreciation
  (depreciation) of investments..................        2,327,617         40,797,591       44,641,850      140,444,319
                                                    --------------     --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,241,636         57,908,967       20,923,706      100,773,699
                                                    --------------     --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       54,471,139         85,620,629        8,962,430       31,467,106
  Transfers between funds including
   guaranteed interest account, net..............       99,642,576        225,583,404      (16,962,668)      (7,993,196)
  Transfers for contract benefits and
   terminations..................................      (76,218,848)       (54,135,987)     (19,864,038)     (16,720,684)
  Contract maintenance charges...................      (14,448,356)       (11,596,104)      (5,971,528)      (5,708,119)
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       63,446,511        245,471,942      (33,835,804)       1,045,107
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --           20,500           12,001
                                                    --------------     --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      112,688,147        303,380,909      (12,891,598)     101,830,807
NET ASSETS -- BEGINNING OF PERIOD................    1,038,133,642        734,752,733      457,906,636      356,075,829
                                                    --------------     --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $1,150,821,789     $1,038,133,642    $ 445,015,038    $ 457,906,636
                                                    ==============     ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           32,660             41,077            3,288            7,015
 Redeemed........................................          (27,671)           (20,178)          (6,035)          (6,890)
                                                    --------------     --------------    -------------    -------------
 Net Increase (Decrease).........................            4,989             20,899           (2,747)             125
                                                    ==============     ==============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                              LARGE CAP
                                                            CORE EQUITY*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,609,490)    $     23,909
 Net realized gain (loss) on investments.........     (5,914,448)      (9,143,855)
 Change in unrealized appreciation
  (depreciation) of investments..................     20,335,514       38,805,231
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,811,576       29,685,285
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,422,349        5,491,082
  Transfers between funds including
   guaranteed interest account, net..............      5,498,775        8,806,980
  Transfers for contract benefits and
   terminations..................................     (7,545,457)      (6,050,730)
  Contract maintenance charges...................     (1,793,031)      (1,542,848)
                                                    ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (417,364)       6,704,484
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     12,394,212       36,389,769
NET ASSETS -- BEGINNING OF PERIOD................    132,963,324       96,573,555
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $145,357,536     $132,963,324
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,847            3,231
 Redeemed........................................         (2,943)          (2,617)
                                                    ------------     ------------
 Net Increase (Decrease).........................            (96)             614
                                                    ============     ============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP VALUE*                   MID CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,260,430)   $   1,231,633    $  (4,486,343)   $  (3,614,543)
 Net realized gain (loss) on investments.........    (20,081,892)     (46,653,561)     (11,872,172)     (25,660,047)
 Change in unrealized appreciation
  (depreciation) of investments..................     63,553,047      112,693,080       86,729,962      114,933,970
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     41,210,725       67,271,152       70,371,447       85,659,380
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,645,471       19,030,078        5,903,356       14,960,375
  Transfers between funds including
   guaranteed interest account, net..............    (18,493,905)     (30,645,008)         236,202       (3,633,243)
  Transfers for contract benefits and
   terminations..................................    (21,956,412)     (17,195,237)     (17,993,249)     (12,645,095)
  Contract maintenance charges...................     (5,061,232)      (5,043,108)      (4,129,294)      (3,546,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (37,866,078)     (33,853,275)     (15,982,985)      (4,864,090)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         10,715            6,000            4,484           17,773
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      3,355,362       33,423,877       54,392,946       80,813,063
NET ASSETS -- BEGINNING OF PERIOD................    386,803,234      353,379,357      297,525,830      216,712,767
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 390,158,596    $ 386,803,234    $ 351,918,776    $ 297,525,830
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,095            4,234            3,776            4,409
 Redeemed........................................         (5,348)          (7,871)          (5,462)          (5,060)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,253)          (3,637)          (1,686)            (651)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,481,550)   $   4,517,447
 Net realized gain (loss) on investments.........     (7,974,382)     (35,769,543)
 Change in unrealized appreciation
  (depreciation) of investments..................     86,985,030      131,949,303
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     76,529,098      100,697,207
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,105,066       21,788,983
  Transfers between funds including
   guaranteed interest account, net..............     11,044,753        3,060,672
  Transfers for contract benefits and
   terminations..................................    (20,165,978)     (14,330,374)
  Contract maintenance charges...................     (4,820,401)      (3,901,407)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (5,836,560)       6,617,874
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         16,500           11,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     70,709,038      107,326,081
NET ASSETS -- BEGINNING OF PERIOD................    341,759,757      234,433,676
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 412,468,795    $ 341,759,757
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          4,226            6,361
 Redeemed........................................         (4,804)          (5,763)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (578)             598
                                                   =============    =============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                         MULTI-SECTOR BOND*                 SMALL CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   7,139,639    $  17,194,123    $  (3,035,539)   $  (2,370,794)
 Net realized gain (loss) on investments.........    (43,869,658)     (63,176,365)      (9,987,140)     (23,652,038)
 Change in unrealized appreciation
  (depreciation) of investments..................     66,814,688       87,731,032       61,443,500       74,520,459
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     30,084,669       41,748,790       48,420,821       48,497,627
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,246,784       20,333,762        5,913,458       16,716,400
  Transfers between funds including
   guaranteed interest account, net..............     51,873,040       28,501,019       (3,629,128)       7,922,857
  Transfers for contract benefits and
   terminations..................................    (42,777,795)     (37,010,611)      (9,590,691)      (6,276,872)
  Contract maintenance charges...................     (7,490,513)      (6,919,475)      (2,959,627)      (2,436,003)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     10,851,516        4,904,695      (10,265,988)      15,926,382
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         37,999           31,305               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     40,974,184       46,684,790       38,154,833       64,424,009
NET ASSETS -- BEGINNING OF PERIOD................    578,491,501      531,806,711      199,961,211      135,537,202
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 619,465,685    $ 578,491,501    $ 238,116,044    $ 199,961,211
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          9,449            9,422            5,949           11,195
 Redeemed........................................         (7,856)          (7,909)          (7,430)          (7,055)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,593            1,513           (1,481)           4,140
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          SMALL CAP VALUE*                     TECHNOLOGY*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,585,595)   $  (1,545,261)   $  (5,350,390)   $  (3,925,576)
 Net realized gain (loss) on investments.........    (39,496,152)     (60,110,466)       8,933,618      (24,402,155)
 Change in unrealized appreciation
  (depreciation) of investments..................    132,997,447      145,403,986       49,871,744      146,694,797
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     87,915,700       83,748,259       53,454,972      118,367,066
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,361,073       11,015,985        8,805,930       11,993,177
  Transfers between funds including
   guaranteed interest account, net..............    (17,602,238)     (19,337,941)       8,218,313       58,399,558
  Transfers for contract benefits and
   terminations..................................    (26,593,649)     (20,673,166)     (20,104,444)     (12,679,557)
  Contract maintenance charges...................     (5,355,840)      (4,967,555)      (4,791,220)      (3,816,883)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (43,190,654)     (33,962,677)      (7,871,421)      53,896,295
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         28,835           15,573               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     44,753,881       49,801,155       45,583,551      172,263,361
NET ASSETS -- BEGINNING OF PERIOD................    418,771,665      368,970,510      365,032,119      192,768,758
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 463,525,546    $ 418,771,665    $ 410,615,670    $ 365,032,119
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          3,839            3,265            9,748           15,683
 Redeemed........................................         (7,339)          (6,656)         (10,861)          (9,926)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,500)          (3,391)          (1,113)           5,757
                                                   =============    =============    =============    =============
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS 2
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============


                                                                             PIMCO VARIABLE
                                                                            INSURANCE TRUST
                                                      MUTUAL SHARES      COMMODITYREALRETURN(R)
                                                   SECURITIES FUND (n)   STRATEGY PORTFOLIO (c)
                                                  --------------------- -----------------------
                                                           2010                   2010
                                                  --------------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $   1,005              $  204,287
 Net realized gain (loss) on investments.........            (68)                 58,047
 Change in unrealized appreciation
  (depreciation) of investments..................         78,050                 350,502
                                                      ----------              ----------
 Net Increase (decrease) in net assets from
  operations.....................................         78,987                 612,836
                                                      ----------              ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,293,546               2,893,946
  Transfers between funds including
   guaranteed interest account, net..............        192,509                 610,171
  Transfers for contract benefits and
   terminations..................................         (3,170)                (30,858)
  Contract maintenance charges...................             --                      --
                                                      ----------              ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,482,885               3,473,259
                                                      ----------              ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             63                     200
                                                      ----------              ----------
INCREASE (DECREASE) IN NET ASSETS................      1,561,935               4,086,295
NET ASSETS -- BEGINNING OF PERIOD................             --                      --
                                                      ----------              ----------
NET ASSETS -- END OF PERIOD......................     $1,561,935              $4,086,295
                                                      ==========              ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................             --                      --
 Redeemed........................................             --                      --
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                      --
                                                      ==========              ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --                     326
 Redeemed........................................             --                     (10)
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                     316
                                                      ==========              ==========
UNIT ACTIVITY CLASS 2
 Issued..........................................            147                      --
 Redeemed........................................             (1)                     --
                                                      ----------              ----------
 Net Increase (Decrease).........................            146                      --
                                                      ==========              ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PIMCO VARIABLE
                                                       INSURANCE TRUST
                                                       EMERGING MARKETS
                                                      BOND PORTFOLIO (b)
                                                  --------------------------
                                                       2010          2009
                                                  -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   69,368     $    64
 Net realized gain (loss) on investments.........       33,647          --
 Change in unrealized appreciation
  (depreciation) of investments..................      (12,577)       (162)
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................       90,438         (98)
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,628,318      96,040
  Transfers between funds including
   guaranteed interest account, net..............      475,640          --
  Transfers for contract benefits and
   terminations..................................      (52,766)         --
  Contract maintenance charges...................           --          --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,051,192      96,040
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          384          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    5,142,014      95,942
NET ASSETS -- BEGINNING OF PERIOD................       95,942          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $5,237,956     $95,942
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          512          10
 Redeemed........................................          (50)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          462          10
                                                    ==========     =======


                                                        PIMCO VARIABLE             PIMCO VARIABLE
                                                       INSURANCE TRUST            INSURANCE TRUST
                                                         REAL RETURN                TOTAL RETURN
                                                        PORTFOLIO (b)              PORTFOLIO (b)
                                                  -------------------------- --------------------------
                                                        2010         2009          2010         2009
                                                  --------------- ---------- --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   57,951     $    (5)    $   559,548    $    (6)
 Net realized gain (loss) on investments.........       34,827           6         204,378         15
 Change in unrealized appreciation
  (depreciation) of investments..................      (50,511)        (21)       (666,627)       (46)
                                                    ----------     -------     -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................       42,267         (20)         97,299        (37)
                                                    ----------     -------     -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    8,902,445      70,985      21,875,302     78,168
  Transfers between funds including
   guaranteed interest account, net..............    1,110,278          --       2,212,962         --
  Transfers for contract benefits and
   terminations..................................     (144,553)         --        (170,457)        --
  Contract maintenance charges...................           (4)         --             (20)        --
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    9,868,166      70,985      23,917,787     78,168
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          500          --           2,376         --
                                                    ----------     -------     -----------    -------
INCREASE (DECREASE) IN NET ASSETS................    9,910,933      70,965      24,017,462     78,131
NET ASSETS -- BEGINNING OF PERIOD................       70,965          --          78,131         --
                                                    ----------     -------     -----------    -------
NET ASSETS -- END OF PERIOD......................   $9,981,898     $70,965     $24,095,593    $78,131
                                                    ==========     =======     ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          979           7           2,431          8
 Redeemed........................................          (46)         --            (171)        --
                                                    ----------     -------     -----------    -------
 Net Increase (Decrease).........................          933           7           2,260          8
                                                    ==========     =======     ===========    =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                                T. ROWE PRICE
                                                                                        PROFUND VP             HEALTH SCIENCES
                                                       PROFUND VP BEAR (b)           BIOTECHNOLOGY (b)          PORTFOLIO (c)
                                                    -------------------------   ---------------------------   ----------------
                                                        2010          2009           2010           2009            2010
                                                    ------------   ----------   --------------   ----------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (3,972)     $    (2)       $(3,975)        $   (1)       $  (10,824)
 Net realized gain (loss) on investments.........      (14,568)          --         (2,698)            --             1,136
 Change in unrealized appreciation
  (depreciation) of investments..................      (62,175)          65         27,806            (35)          172,997
                                                     ---------      -------        -------         ------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      (80,715)          63         21,133            (36)          163,309
                                                     ---------      -------        -------         ------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      370,498       11,047        558,226          3,640         1,491,765
  Transfers between funds including
   guaranteed interest account, net..............      134,042           --        162,608             --           200,425
  Transfers for contract benefits and
   terminations..................................       (8,433)          --         (3,516)            --           (28,346)
  Contract maintenance charges...................           --           --             --             --                --
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      496,107       11,047        717,318          3,640         1,663,844
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,999           --             40             --                --
                                                     ---------      -------        -------         ------        ----------
INCREASE (DECREASE) IN NET ASSETS................      420,391       11,110        738,491          3,604         1,827,153
NET ASSETS -- BEGINNING OF PERIOD................       11,110           --          3,604             --                --
                                                     ---------      -------        -------         ------        ----------
NET ASSETS -- END OF PERIOD......................    $ 431,501      $11,110        $742,095        $3,604        $1,827,153
                                                     =========      =======        ========        ======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued..........................................           --           --             --             --               164
 Redeemed........................................           --           --             --             --               (11)
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           --           --             --             --               153
                                                     =========      =======        ========        ======        ==========
UNIT ACTIVITY COMMON SHARES
 Issued..........................................          126            1             75             --                --
 Redeemed........................................          (72)          --             (4)            --                --
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           54            1             71             --                --
                                                     =========      =======        =========       ======        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TEMPLETON DEVELOPING
                                                           MARKETS
                                                     SECURITIES FUND (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (1,184)     $   (4)
 Net realized gain (loss) on investments.........        2,508          --
 Change in unrealized appreciation
  (depreciation) of investments..................      363,435         174
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................      364,759         170
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    2,487,364      27,943
  Transfers between funds including
   guaranteed interest account, net..............      488,297          --
  Transfers for contract benefits and
   terminations..................................      (27,332)         --
  Contract maintenance charges...................           (1)         --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    2,948,328      27,943
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,997          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    3,318,084      28,113
NET ASSETS -- BEGINNING OF PERIOD................       28,113          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $3,346,197     $28,113
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          289           2
 Redeemed........................................          (11)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          278           2
                                                    ==========     =======


                                                                                         TEMPLETON                TEMPLETON
                                                            TEMPLETON                   GLOBAL BOND                GROWTH
                                                   FOREIGN SECURITIES FUND (c)      SECURITIES FUND (b)      SECURITIES FUND (n)
                                                  ----------------------------- --------------------------- --------------------
                                                               2010                   2010          2009            2010
                                                  ----------------------------- ---------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................          $  (1,459)             $  (31,071)     $    (3)        $  (535)
 Net realized gain (loss) on investments.........              1,659                  37,100           --              42
 Change in unrealized appreciation
  (depreciation) of investments..................            264,898                 580,760           45          46,348
                                                           ---------              ----------      -------         -------
 Net Increase (decrease) in net assets from
  operations.....................................            265,098                 586,789           42          45,855
                                                           ---------              ----------      -------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          2,354,307              14,434,071       26,693         393,337
  Transfers between funds including
   guaranteed interest account, net..............            270,295               2,034,654           --         190,068
  Transfers for contract benefits and
   terminations..................................            (52,322)               (169,125)          --          (9,860)
  Contract maintenance charges...................                 (4)                     (4)          --              --
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in net assets from
  contractowners transactions....................          2,572,276              16,299,596       26,693         573,545
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                301                   9,996           --              28
                                                           ---------              ----------      -------         -------
INCREASE (DECREASE) IN NET ASSETS................          2,837,675              16,896,381       26,735         619,428
NET ASSETS -- BEGINNING OF PERIOD................                 --                  26,735           --              --
                                                           ---------              ----------      -------         -------
NET ASSETS -- END OF PERIOD......................          $2,837,675             $16,923,116     $26,735         $619,428
                                                           ==========             ===========     =======         ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................                277                   1,539            3              63
 Redeemed........................................                (13)                    (50)          --              (3)
                                                           ---------              ----------      -------         -------
 Net Increase (Decrease).........................                264                   1,489            3              60
                                                           =========              ==========      =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            VAN ECK VIP
                                                            GLOBAL HARD
                                                          ASSETS FUND (b)
                                                    ----------------------------
                                                          2010           2009
                                                    ---------------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (34,271)      $    (2)
 Net realized gain (loss) on investments.........          9,870            --
 Change in unrealized appreciation
  (depreciation) of investments..................      1,322,197          (207)
                                                      ----------       -------
 Net Increase (decrease) in net assets from
  operations.....................................      1,297,796          (209)
                                                      ----------       -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,385,770        10,006
  Transfers between funds including
   guaranteed interest account, net..............      1,041,442            --
  Transfers for contract benefits and
   terminations..................................        (50,237)           --
  Contract maintenance charges...................             (2)           --
                                                      ----------       -------
 Net increase (decrease) in net assets from
  contractowners transactions....................      6,376,973        10,006
                                                      ----------       -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             93            --
                                                      ----------       -------
INCREASE (DECREASE) IN NET ASSETS................      7,674,862         9,797
NET ASSETS -- BEGINNING OF PERIOD................          9,797            --
                                                      ----------       -------
NET ASSETS -- END OF PERIOD......................     $7,684,659       $ 9,797
                                                      ==========       =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued..........................................            606             1
 Redeemed........................................            (19)           --
                                                      ----------       -------
 Net Increase (Decrease).........................            587             1
                                                      ==========       =======

-------
The accompanying notes are an integral part of these financial statements.

(a) Units were made available for sale on June 08, 2009.
(b) Units were made available for sale on December 14, 2009.
(c) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(d) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(f) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(h) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(i) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(j) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(l) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

(m) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(n) Units were made available for sale on January 25, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available for sale on September 23, 2010.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  -----------------------------------------------------
o AllianceBernstein VPS Balanced Wealth Strategy Portfolio
o AllianceBernstein VPS International Growth Portfolio

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Large Company Value
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology

  BLACKROCK VARIABLE SERIES FUNDS, INC.
  -------------------------------------
o BlackRock Global Allocation V.I. Fund
o BlackRock Large Cap Growth V.I Fund

  EQ ADVISORS TRUST *
  -------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International ETF
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/Pimco Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity
o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  --------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Strategic Income Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE
  -------------------------------------
  PRODUCTS TRUST
  --------------
o Franklin Income Securities Fund
o Franklin Strategic Income Securities Fund
o Franklin Templeton VIP Founding Funds Allocation Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Foreign Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE
  --------------------------------
  TRUST- VARIABLE INSURANCE PORTFOLIOS
  ------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund(3)
o Invesco V.I. Global Real Estate Fund(4)
o Invesco V.I. International Growth Fund(5)
o Invesco V.I. Leisure Fund(6)
o Invesco V.I. Mid Cap Core Equity Fund(7)
o Invesco V.I. Small Cap Equity Fund(8)

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Global Natural Resources
o Ivy Funds VIP High Income
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Porfolio
o MFS(R) Utilities Series

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Emerging Markets
  Bond Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

  PROFUNDS
  --------
o ProFund VP Bear
o ProFund VP Biotechnology

  T. ROWE PRICE EQUITY SERIES, INC.
  ---------------------------------
o T. Rowe Price Health Sciences Portfolio II

  VAN ECK VIP TRUST
  -----------------
o Van Eck VIP Global Hard Assets Fund(9)


 (1)     Formerly known as EQ/Van Kampen Mid Cap Growth
 (2)     Formerly known as EQ/Evergreen Omega
 (3)     Formerly known as AIM V.I. Financial Services Fund
 (4)     Formerly known as AIM V.I. Global Real Estate Fund
 (5)     Formerly known as AIM V.I. International Growth Fund
 (6)     Formerly known as AIM V.I. Leisure Fund
 (7)     Formerly known as AIM V.I. Mid Cap Core Equity Fund
 (8)     Formerly known as AIM V.I. Small Cap Equity Fund
 (9)     Formerly known as Van Eck Worldwide Hard Assets Fund

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes seven variable investment options that have not been offered to the public and for which the financial statements have not been included here-in.


                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently. These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in, enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                                      PURCHASES        SALES
                                                                   -------------- --------------
All Asset Allocation............................................    $  1,909,705   $    275,747
AllianceBernstein VPS Balanced Wealth Strategy Portfolio........       1,991,629         59,112
AllianceBernstein VPS International Growth Portfolio............       1,523,493         27,990
American Century VP Large Company Value.........................         386,798         31,899
American Century VP Mid Cap Value...............................       2,559,564        139,775
AXA Aggressive Allocation.......................................     395,359,769    467,949,698
AXA Balanced Strategy...........................................     404,414,675     14,785,019

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                   PURCHASES          SALES
                                               ---------------- ----------------
AXA Conservative Allocation.................    $  789,831,570   $  730,486,361
AXA Conservative Growth Strategy............       233,085,393       15,343,943
AXA Conservative Strategy...................       150,831,313       21,529,815
AXA Conservative-Plus Allocation............       332,662,855      306,364,202
AXA Growth Strategy.........................       354,679,720       21,881,559
AXA Moderate Allocation.....................       810,415,682      784,577,547
AXA Moderate Growth Strategy................     1,006,301,264       26,166,642
AXA Moderate-Plus Allocation................       864,698,549    1,036,311,126
AXA Tactical Manager 2000...................        22,675,825          753,302
AXA Tactical Manager 400....................        20,567,750          601,530
AXA Tactical Manager 500....................        48,308,007        1,229,314
AXA Tactical Manager International..........        40,381,483        1,135,675
BlackRock Global Allocation V.I. Fund.......        20,315,374        2,109,575
BlackRock Large Cap Growth V.I Fund.........         1,802,087          131,506
EQ/AllianceBernstein International..........        65,968,424      121,399,909
EQ/AllianceBernstein Small Cap Growth.......        88,710,225       76,665,975
EQ/AXA Franklin Small Cap Value Core........        41,235,209       33,091,525
EQ/BlackRock Basic Value Equity.............       145,731,704      113,624,378
EQ/BlackRock International Value............        97,341,351      133,492,341
EQ/Boston Advisors Equity Income............        49,635,191       40,357,121
EQ/Calvert Socially Responsible.............         7,140,955       11,296,842
EQ/Capital Guardian Growth..................        20,225,648       46,195,082
EQ/Capital Guardian Research................        22,982,922      119,358,413
EQ/Common Stock Index.......................        43,802,231      118,253,913
EQ/Core Bond Index..........................       288,531,492      234,740,249
EQ/Davis New York Venture...................        47,049,985       59,949,107
EQ/Equity 500 Index.........................       158,094,176      194,876,543
EQ/Equity Growth PLUS.......................        18,947,874      218,136,566
EQ/Franklin Core Balanced...................        62,344,500      154,776,579
EQ/Franklin Templeton Allocation............        96,196,673      162,930,364
EQ/GAMCO Mergers & Acquisitions.............        71,686,547       38,161,230
EQ/GAMCO Small Company Value................       174,978,197      124,374,449
EQ/Global Bond PLUS.........................       152,887,217      105,654,090
EQ/Global Multi-Sector Equity...............       120,658,356      217,143,722
EQ/Intermediate Government Bond Index.......       202,470,710      191,266,056
EQ/International Core PLUS..................        86,038,583      120,129,278
EQ/International ETF........................         1,464,579          121,705
EQ/International Growth.....................       137,248,420       72,495,303
EQ/JPMorgan Value Opportunities.............        51,485,983       55,999,865
EQ/Large Cap Core PLUS......................        26,594,974       28,593,209
EQ/Large Cap Growth Index...................        41,862,233       67,808,308
EQ/Large Cap Growth PLUS....................        26,448,594       49,389,638
EQ/Large Cap Value Index....................        27,691,233       24,487,246
EQ/Large Cap Value PLUS.....................        26,901,611      161,414,001
EQ/Lord Abbett Growth and Income............        54,968,198       34,997,072
EQ/Lord Abbett Large Cap Core...............        60,453,432       46,301,266
EQ/Mid Cap Index............................        54,963,130      122,465,216
EQ/Mid Cap Value PLUS.......................        39,013,102      212,931,771
EQ/Money Market.............................       549,317,648      816,088,999
EQ/Montag & Caldwell Growth.................        35,495,764       46,255,707
EQ/Morgan Stanley Mid Cap Growth............       178,346,492      106,749,673
EQ/Mutual Large Cap Equity..................        14,405,931       42,972,182
EQ/Oppenheimer Global.......................       106,085,092       50,162,158
EQ/Pimco Ultra Short Bond...................       363,627,044      491,740,098
EQ/Quality Bond PLUS........................       202,115,769      169,175,020
EQ/Small Company Index......................        66,981,872       99,202,361
EQ/T. Rowe Price Growth Stock...............        99,644,740       63,816,374
EQ/Templeton Global Equity..................        33,010,864       34,274,602
EQ/UBS Growth & Income......................        16,707,001       17,979,730
EQ/Van Kampen Comstock......................        27,647,969       36,599,186

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                            PURCHASES         SALES
                                                                         --------------- --------------
EQ/Wells Fargo Advantage Omega Growth.................................    $142,170,458    $ 71,346,781
Fidelity(R) VIP Asset Manager: Growth Portfolio.......................       1,279,241         569,056
Fidelity(R) VIP Contrafund(R) Portfolio...............................      11,763,690         513,465
Fidelity(R) VIP Mid Cap Portfolio.....................................       5,105,263         260,881
Fidelity(R) VIP Strategic Income Portfolio............................       7,397,980         347,957
Franklin Income Securities Fund.......................................       3,740,276          81,553
Franklin Strategic Income Securities Fund.............................       5,095,806         356,387
Franklin Templeton VIP Founding Funds Allocation Fund.................       1,093,263          45,286
Goldman Sachs VIT Mid Cap Value Fund..................................       3,073,891         335,212
Invesco V.I. Financial Services Fund..................................         875,954         265,325
Invesco V.I. Global Real Estate Fund..................................       5,481,142          96,926
Invesco V.I. International Growth Fund................................       3,899,306          75,499
Invesco V.I. Leisure Fund.............................................         144,613          22,851
Invesco V.I. Mid Cap Core Equity Fund.................................       1,378,938          67,722
Invesco V.I. Small Cap Equity Fund....................................       1,172,976         338,231
Ivy Funds VIP Dividend Opportunities..................................       4,113,448         237,569
Ivy Funds VIP Energy..................................................       3,033,912         635,366
Ivy Funds VIP Global Natural Resources................................       4,757,173         614,376
Ivy Funds VIP High Income.............................................       9,476,181         846,666
Ivy Funds VIP Mid Cap Growth..........................................       3,877,780         145,008
Ivy Funds VIP Science and Technology..................................       2,713,481         268,998
Ivy Funds VIP Small Cap Growth........................................       3,333,773         209,827
Lazard Retirement Emerging Markets Equity Portfolio...................      12,463,735         527,338
MFS(R) International Value Portfolio..................................       5,263,747         248,830
MFS(R) Investors Growth Stock Series..................................       1,714,258          33,955
MFS(R) Investors Trust Series.........................................       1,236,378          99,241
MFS(R) Technology Portfolio...........................................       1,960,969         260,478
MFS(R) Utilities Series...............................................       1,603,855         111,124
Multimanager Aggressive Equity........................................     264,133,552      79,761,782
Multimanager Core Bond................................................     465,098,495     371,618,677
Multimanager International Equity.....................................      54,226,250      81,734,735
Multimanager Large Cap Core Equity....................................      30,458,094      32,484,948
Multimanager Large Cap Value..........................................      27,473,717      67,591,224
Multimanager Mid Cap Growth...........................................      43,262,754      63,732,085
Multimanager Mid Cap Value............................................      61,478,794      69,780,404
Multimanager Multi-Sector Bond........................................     158,534,089     140,500,934
Multimanager Small Cap Growth.........................................      37,803,543      51,105,070
Multimanager Small Cap Value..........................................      46,978,403      95,725,651
Multimanager Technology...............................................     107,584,181     120,805,992
Mutual Shares Securities Fund.........................................       1,495,618          11,728
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
Portfolio.............................................................       3,868,558         128,961
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio........       5,705,891         584,943
PIMCO Variable Insurance Trust Real Return Portfolio..................      10,479,844         544,215
PIMCO Variable Insurance Trust Total Return Portfolio.................      26,586,380       1,925,932
ProFund VP Bear.......................................................       1,175,604         678,470
ProFund VP Biotechnology..............................................         760,960          47,617
T. Rowe Price Health Sciences Portfolio...............................       1,785,990         132,970
Templeton Developing Markets Securities Fund..........................       3,088,665         136,522
Templeton Foreign Securities Fund.....................................       2,719,022         147,904
Templeton Global Bond Securities Fund.................................      16,919,104         630,017
Templeton Growth Securities Fund......................................         601,737          28,725
Van Eck VIP Global Hard Assets Fund...................................       6,579,709         237,006


                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charges by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Tactical Manager 500 I, AXA Tactical Manager 400 I, AXA Tactical Manager 2000 I, AXA Tactical Manager International I, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.



--------------------------------------------------------------------------------------------------------
                                 REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010              MULTIMANAGER LARGE CAP GROWTH          MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B                  27,549,345                               22,327,597
Value -- Class B                 $       7.72                           $        23.38
Net Assets Before Substitution   $212,680,942                           $  309,338,272
Net Assets After Substitution    $         --                           $  522,019,214
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/ARIEL APPRECIATION II               EQ/MID CAP VALUE PLUS
                                 EQ/LORD ABBETT MID CAP VALUE
                                 EQ/VAN KAMPEN REAL ESTATE
--------------------------------------------------------------------------------------------------------
                                 EQ/ARIEL APPRECIATION II
Shares -- Class B                   7,932,043
Value -- Class B                 $       9.40
Net Assets Before Merger         $ 74,538,275
Net Assets After Merger          $         --
                                 EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B                  26,391,753
Value -- Class B                 $       7.93
Net Assets Before Merger         $209,180,481
Net Assets After Merger          $         --
                                 EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B                  63,532,140                              142,251,793
Value -- Class B                 $       5.48                           $         7.74
Net Assets Before Merger         $347,961,699                           $  469,149,515
Net Assets After Merger          $         --                           $1,100,829,970
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/AXA ROSENBERG VALUE LONG/SHORT      EQ/PIMCO ULTRA SHORT BOND
                                 EQUITY

                                 EQ/SHORT DURATION BOND
--------------------------------------------------------------------------------------------------------
                                 EQ/AXA ROSENBERG VALUE LONG/SHORT
                                 EQUITY
Shares -- Class B                  12,716,910
Value -- Class B                 $       8.60
Net Assets Before Merger         $109,365,428
Net Assets After Merger          $         --
                                 EQ/SHORT DURATION BOND
Shares -- Class B                  23,494,513                              140,859,863
Value -- Class B                 $       9.13                           $         9.95
Net Assets Before Merger         $214,412,117                           $1,077,407,382
Net Assets After Merger          $         --                           $1,401,184,927
--------------------------------------------------------------------------------------------------------

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


--------------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                          SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        MULTIMANAGER HEALTH CARE                   MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B            28,056,156                                    15,487,843
Value -- Class B           $       9.02                                $        21.67
Net Assets Before Merger   $253,119,777                                $   82,475,855
Net Assets After Merger    $         --                                $  335,595,632
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             5,440,613                                    56,841,883
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 45,659,985                                $  724,313,556
Net Assets After Merger    $         --                                $  769,973,541
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             9,217,337                                    53,685,152
Value -- Class B           $       8.91                                $         8.40
Net Assets Before Merger   $ 82,134,043                                $  368,998,628
Net Assets After Merger    $         --                                $  451,132,671
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/CAYWOOD SCHOLL HIGH YIELD BOND           EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------
Shares -- Class B            67,826,211                                    64,244,370
Value -- Class B           $       3.99                                $         9.19
Net Assets Before Merger   $270,950,734                                $  319,272,226
Net Assets After Merger    $         --                                $  590,222,960
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/LONG TERM BOND                           EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B            11,533,864                                   106,695,594
Value -- Class B           $      12.74                                $         9.62
Net Assets Before Merger   $146,995,303                                $  879,643,006
Net Assets After Merger    $         --                                $1,026,638,309
--------------------------------------------------------------------------------------------------------

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following:


                                                                          ASSET-BASED                    CURRENT     MAXIMUM
                                                        MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                        EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................         0.90%           0.30%            --           1.20%      1.20%

Accumulator issued on or after May 1, 1997..........         1.10%           0.25%            --           1.35%      1.35%

Accumulator issued on or after March 1, 2000........         1.10%           0.25%            0.20%        1.55%      1.55%

Accumulator issued on or after April 1, 2002........         0.75%           0.25%            0.20%        1.20%      1.20%

Accumulator issued on or after
  September 15, 2003................................         0.75%           0.30%            0.20%        1.25%      1.25%

Accumulator 06, 07, 8.0, 9.0........................         0.80%           0.30%            0.20%        1.30%      1.30%

Accumulator Elite, Plus, Select.....................         1.10%           0.25%            0.25%        1.60%      1.60%

Accumulator Select II...............................         1.10%           0.35%            0.45%        1.90%      1.90%

Accumulator Select issued on or after
  April 1, 2002.....................................         1.10%           0.25%            0.35%        1.70%      1.70%

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                                               ASSET-BASED                    CURRENT     MAXIMUM
                                                             MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                             EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator Plus issued on or after April 1, 2002........        0.90%            0.25%           0.25%         1.40%      1.40%

Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%            0.35%           0.25%         1.50%      1.50%

Accumulator Plus 06, 07, 8.0, 9.0........................        0.95%            0.35%           0.25%         1.55%      1.55%

Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%            0.30%           0.25%         1.65%      1.65%

Accumulator Elite II.....................................        1.10%            0.25%           0.45%         1.80%      1.80%

Accumulator Elite 06, 07, 8.0, 9.0.......................        1.10%            0.30%           0.25%         1.65%      1.65%

Stylus...................................................        0.80%            0.30%           0.05%         1.15%      1.15%

Retirement Income for Life...............................        0.75%            0.30%           0.20%         1.25%      1.25%

Retirement Income for Life (NY)..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Accumulator Advisor (1)..................................        0.50%              --              --          0.50%      0.50%

Accumulator Express......................................        0.70%            0.25%             --          0.95%      0.95%

Retirement Cornerstone Series CP.........................        0.95%            0.35%           0.25%         1.55%      1.55%

Retirement Cornerstone Series B..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Retirement Cornerstone Series L..........................        1.10%            0.30%           0.25%         1.65%      1.65%

Retirement Cornerstone Series C..........................        1.10%            0.25%           0.35%         1.70%      1.70%

Structured Capital Strategies Series B(2)................        1.25%              --              --          1.25%      1.25%

Structured Capital Strategies Series ADV(2)..............        0.65%              --              --          0.65%      0.65%

----------
(1) The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

(2) Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (via unit liquidation from account value).

The table below lists the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.


                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED
               -------                         -----------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction


               CHARGES                                    AMOUNT DEDUCTED                         HOW DEDUCTED
               -------                                    ---------------                         ------------
Charges for state premium and other   Varies by state                                        Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Varies by Portfolio                                    Unit value

Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30          account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     LOW - 0% in contract year 10 and thereafter.           Unit liquidation from
                                                                                             account value
                                      HIGH - 8% in contract years 1 and 2. The charge is
                                      7% in contract years 3 and 4, and declines 1%
                                      each contract year until it reaches 0% in contract
                                      year 10.

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                    WHEN CHARGE
                 CHARGES                            IS DEDUCTED
                 -------                            -----------
BaseBuilder benefit charge                 Annually on each
                                           contract date anniversary.

Protection Plus                            Annually on each
                                           contract date anniversary.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85                 Annually on each
                                           contract date anniversary.

  Greater of 4% roll up to age 85 or       Annually on each
  Annual ratchet to age 85                 contract date anniversary

  Greater of 5% rollup to age 85 or        Annually on each
  annual ratchet to age 85                 contract date anniversary.

  6% rollup to age 80 or 70

  6% rollup to age 85                      Annually on each
                                           contract date anniversary.

  Greater of 6.5%, 6% or 3% rollup to      Annually on each
  age 85 or annual ratchet to age 85       contract date anniversary.

  Greater of 5% rollup to owner's age
  80 or Annual ratchet to owner's age
  80

  Greater of compounded annual
  roll-up to age 85 or annual ratchet
  to age 85

Guaranteed Withdrawal Benefit for Life     Annually on each
Enhanced Death Benefit                     contract date anniversary

Earnings Enhancement Benefit               Annually on each
(additional death benefit)                 contract date anniversary


                 CHARGES                                     AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                     ---------------                          ------------
                                         *Note - Depending on the contract and/or certain
                                                 elections made under the contract, the
                                                 withdrawal charge may or may not apply.
BaseBuilder benefit charge               0.30%                                                   Unit liquidation from
                                                                                                 account value

Protection Plus                          LOW - 0.20%                                             Unit liquidation from
                                                                                                 account value
                                         HIGH - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85               LOW - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                         benefit base                                            account value

                                         HIGH - 0.35% of the Annual ratchet to age 85
                                         benefit base

  Greater of 4% roll up to age 85 or     1.00% of the greater of 4% roll-up to age 85 or
  Annual ratchet to age 85               Annual ratchet to age 85 benefit base (max to
                                         1.15%)

  Greater of 5% rollup to age 85 or      LOW - 0.50% of the greater of 5% roll-up to age         Unit liquidation from
  annual ratchet to age 85               85 or annual ratchet to age 85 benefit base             account value

                                         HIGH - 1.00 % of 5% roll-up to age 85 or Annual
                                         ratchet to age 85 benefit base

  6% rollup to age 80 or 70              0.20% of 6% roll-up to age 80 (or 70) benefit base

  6% rollup to age 85                    LOW - 0.35% of the 6% roll-up to age 85 benefit         Unit liquidation from
                                         base                                                    account value

                                         HIGH - 0.45% of the 6% roll-up to age 85 benefit
                                         base

  Greater of 6.5%, 6% or 3% rollup to    LOW - 0.45% of the 6% roll-up to age 85 benefit         Unit liquidation from
  age 85 or annual ratchet to age 85     base or the Annual ratchet to age 85 benefit base,      account value
                                         as applicable

                                         HIGH - 0.80% of the 6.5%, 6% or 3% roll-up to
                                         age 85 benefit base or the Annual ratchet to age
                                         85 benefit base, as applicable

  Greater of 5% rollup to owner's age    LOW - 0.80% (max 0.95%) of the 5% roll-up to
  80 or Annual ratchet to owner's age    age 80 benefit base or the annual ratchet benefit
  80                                     base, as applicable

                                         HIGH - 1.10% (max 1.25%) of the 5% roll-up to
                                         age 80 benefit base or the annual ratchet benefit
                                         base, as applicable

  Greater of compounded annual           LOW - 0.80% (max 0.95%) of the roll-up to age
  roll-up to age 85 or annual ratchet    85 benefit base or annual ratchet to age 85 benefit
  to age 85                              base, as applicable

                                         HIGH - 0.90% (max 1.05%) of the roll-up to age
                                         85 benefit base or annual ratchet to age 85 benefit
                                         base, as applicable

Guaranteed Withdrawal Benefit for Life   0.30%                                                   Unit liquidation from
Enhanced Death Benefit                                                                           account value

Earnings Enhancement Benefit             0.35%                                                   Unit liquidation from
(additional death benefit)                                                                       account value

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


                                                  WHEN CHARGE
                 CHARGES                          IS DEDUCTED
                 -------                          -----------
Guaranteed Minimum Income Benefit        Annually on each
                                         contract date anniversary.

Guaranteed Principal Benefit             Annually on first 10
                                         contract date
                                         anniversaries

Guaranteed Withdrawal Benefit            Annually on each
                                         contract date anniversary

Net Loan Interest charge for Rollover    Netted against loan
                                         repayment

Retirement Income for Life Benefit       Annually on contract date
charge                                   anniversary

Guaranteed Withdrawal Benefit for Life   Annually on each
(GWBL)                                   contract date anniversary

Death benefit under converted GWBL       Annually on each
                                         contract anniversary date

Converted Guaranteed withdrawal          Upon initial conversion
benefit for life charge                  and annually on each
                                         contract date anniversary
                                         thereafter


                 CHARGES                                    AMOUNT DEDUCTED                        HOW DEDUCTED
                 -------                                    ---------------                        ------------
Guaranteed Minimum Income Benefit        LOW - 0.45%                                          Unit liquidation from
                                                                                              account value
                                         HIGH - 1.10% (max 1.40%)

Guaranteed Principal Benefit             LOW - 100% Guaranteed Principal Benefit -            Unit liquidation from
                                         0.50%                                                account value

                                         HIGH - 125% Guaranteed Principal Benefit -
                                         0.75%

Guaranteed Withdrawal Benefit            LOW - 5% Withdrawal Option is 0.30%                  Unit liquidation from
                                         HIGH - 7% Withdrawal Option is 0.50%                 account value

Net Loan Interest charge for Rollover    2.00%                                                Unit liquidation from
                                                                                              account value

Retirement Income for Life Benefit       LOW - 0.60% for Single life                          Unit liquidation from
charge                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life
                                                0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   LOW - 0.60% for Single life;                         Unit liquidation from
(GWBL)                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life;
                                                0.90% for Joint life

Death benefit under converted GWBL       The GMDB charge in effect prior to conversion will   Unit liquidation from
                                         be deducted. Note - Charge will vary depending on    account value
                                         combination GMDB elections.

Converted Guaranteed withdrawal          Single and Joint life - charge is equal to the       Unit liquidation of
benefit for life charge                  percentage of Guaranteed minimum income benefit      account value
                                         base charge deducted as the Guaranteed minimum
                                         income benefit charge on the conversion effective
                                         date. Annual ratchets may increase the charge to a
                                         percentage equal to the maximum charge for the
                                         Guaranteed minimum income benefit.

8. Accumulation Unit Values




Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)           $ 11.58             --                --             --      13.75%
         Highest contract charge 1.70% Class A (r)          $ 11.53             --                --             --      13.37%
         All contract charges                                    --            150            $1,728           3.84%
  2009   Lowest contract charge 1.30% Class A (r)           $ 10.18             --                --             --       0.20%
         Highest contract charge 1.70% Class A (r)          $ 10.17             --                --             --       0.10%
         All contract charges                                    --             --                --           0.75%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
--------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.00             --                --             --       8.80%
         Highest contract charge 1.70% Class B (r) (s)      $ 10.95             --                --             --       8.42%
         All contract charges                                    --            184            $2,018           1.04%        --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.25             --                --             --      11.17%
         Highest contract charge 1.70% Class B (r) (s)      $ 11.20             --                --             --      10.67%
         All contract charges                                    --            144            $1,621           0.54%        --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
AMERICAN CENTURY VP LARGE COMPANY VALUE
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)      $11.05               --                --            --          9.30%
         Highest contract charge 1.70% Class II (r) (s)     $11.00               --                --            --          8.91%
         All contract charges                                   --               35        $      385          1.67%           --
AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r)          $12.34               --                --            --          17.41%
         Highest contract charge 1.70% Class II (r)         $12.28               --                --            --          16.95%
         All contract charges                                   --              216        $    2,654          3.23%            --
  2009   Lowest contract charge 1.30% Class II (r)          $10.51               --                --            --           1.55%
         Highest contract charge 1.70% Class II (r)         $10.50               --                --            --           1.45%
         All contract charges                                   --               --        $        1          1.80%            --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A               $11.45               --                --            --          11.93%
         Highest contract charge 1.70% Class A              $11.40               --                --            --          11.44%
         All contract charges                                   --              686        $    7,851          1.55%            --
  2009   Lowest contract charge 1.30% Class A               $10.23               --                --            --           0.29%
         Highest contract charge 1.70% Class A              $10.23               --                --            --           0.39%
         All contract charges                                   --                3        $       29            --             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.29               --                --            --          12.55%
         Highest contract charge 1.90% Class B              $11.15               --                --            --          10.95%
         All contract charges                                   --          250,059        $3,071,781          1.55%            --
  2009   Lowest contract charge 0.50% Class B               $10.92               --                --            --          26.71%
         Highest contract charge 1.90% Class B              $10.05               --                --            --          24.82%
         All contract charges                                   --          264,282        $2,913,632          1.00%
  2008   Lowest contract charge 0.50% Class B               $ 8.62               --                --            --        (39.51)%
         Highest contract charge 1.90% Class B              $ 8.05               --                --            --        (40.33)%
         All contract charges                                   --          249,764        $2,198,545          1.66%           --
  2007   Lowest contract charge 0.50% Class B               $14.25               --                --            --           5.63%
         Highest contract charge 1.90% Class B              $13.49               --                --            --           4.17%
         All contract charges                                               189,188        $2,787,372          3.04%            --
  2006   Lowest contract charge 0.50% Class B               $13.49               --                --            --          17.31%
         Highest contract charge 1.90% Class B              $12.95               --                --            --          15.46%
         All contract charges                                   --          103,270        $1,472,607          3.07%           --
AXA BALANCED STRATEGY
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)           $10.96               --                --            --           8.62%
         Highest contract charge 1.70% Class B (q)          $10.91               --                --            --           8.13%
         All contract charges                                   --           43,235        $  508,706          2.00%            --
  2009   Lowest contract charge 1.30% Class B (q)           $10.09               --                --            --         (0.30)%
         Highest contract charge 1.70% Class B (q)          $10.09               --                --            --         (0.20)%
         All contract charges                                   --            8,275        $   93,171          2.87%            --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.16               --                --            --           6.67%
         Highest contract charge 1.90% Class B              $11.03               --                --            --           5.25%
         All contract charges                                   --          167,849        $1,970,907          2.11%            --
  2009   Lowest contract charge 0.50% Class B               $11.40               --                --            --           9.27%
         Highest contract charge 1.90% Class B              $10.48               --                --            --           7.76%
         All contract charges                                   --          170,307        $1,893,018          2.38%            --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $10.43              --                 --         --         (11.46)%
         Highest contract charge 1.90% Class B         $ 9.73              --                 --         --         (12.74)%
         All contract charges                              --         130,528         $1,340,728       6.68%            --
  2007   Lowest contract charge 0.50% Class B          $11.78              --                 --         --            5.27%
         Highest contract charge 1.90% Class B         $11.15              --                 --         --            3.82%
         All contract charges                                          43,687         $  512,686       4.38%            --
  2006   Lowest contract charge 0.50% Class B          $11.19              --                 --         --            5.84%
         Highest contract charge 1.90% Class B         $10.74              --                 --         --            4.35%
         All contract charges                              --          27,021         $  304,681       4.30%            --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.84              --                 --         --            7.75%
         Highest contract charge 1.70% Class B (q)     $10.79              --                 --         --            7.36%
         All contract charges                              --          24,643         $  283,665       1.91%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.06              --                 --         --           (0.40)%
         Highest contract charge 1.70% Class B (q)     $10.05              --                 --         --           (0.40)%
         All contract charges                              --           4,833         $   53,791       3.54%            --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.57              --                 --         --            5.91%
         Highest contract charge 1.70% Class B (q)     $10.52              --                 --         --            5.41%
         All contract charges                              --          15,143         $  166,345       2.01%            --
  2009   Lowest contract charge 1.30% Class B (q)      $ 9.98              --                 --         --           (0.70)%
         Highest contract charge 1.70% Class B (q)     $ 9.98              --                 --         --           (0.70)%
         All contract charges                              --           3,109         $   33,065       4.46%            --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.11              --                 --         --            8.51%
         Highest contract charge 1.90% Class B         $10.98              --                 --         --            7.02%
         All contract charges                              --         149,637         $1,775,692       1.99%            --
  2009   Lowest contract charge 0.50% Class B          $11.16              --                 --         --           13.83%
         Highest contract charge 1.90% Class B         $10.26              --                 --         --           12.28%
         All contract charges                              --         152,280         $1,682,551       1.98%            --
  2008   Lowest contract charge 0.50% Class B          $ 9.80              --                 --         --          (19.80)%
         Highest contract charge 1.90% Class B         $ 9.14              --                 --         --          (21.00)%
         All contract charges                              --         126,714         $1,241,651       3.99%            --
  2007   Lowest contract charge 0.50% Class B          $12.22              --                 --         --            4.98%
         Highest contract charge 1.90% Class B         $11.57              --                 --         --            3.49%
         All contract charges                                          83,083         $1,028,164       3.70%            --
  2006   Lowest contract charge 0.50% Class B          $11.64              --                 --         --            8.22%
         Highest contract charge 1.90% Class B         $11.18              --                 --         --            6.70%
         All contract charges                              --          62,323         $  744,035       3.65%            --
AXA GROWTH STRATEGY
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.20              --                 --         --           10.24%
         Highest contract charge 1.70% Class B (q)     $11.15              --                 --         --            9.74%
         All contract charges                              --          44,484         $  571,788       1.51%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.16              --                 --         --            0.00%
         Highest contract charge 1.70% Class B (q)     $10.16              --                 --         --            0.00%
         All contract charges                              --          16,690         $  196,220       1.94%            --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.98             --                 --           --         8.71%
         Highest contract charge 1.70% Class A (r)     $10.93             --                 --           --         8.33%
         All contract charges                              --          1,305        $    14,308         2.12%         --
  2009   Lowest contract charge 1.30% Class A (r)      $10.10             --                 --           --        (0.20)%
         Highest contract charge 1.70% Class A (r)     $10.09             --                 --           --        (0.20)%
         All contract charges                              --              2        $        24         1.45%         --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $60.28             --                 --           --         9.36%
         Highest contract charge 1.90% Class B         $42.33             --                 --           --         7.82%
         All contract charges                              --        494,825        $ 7,532,763         2.12%         --
  2009   Lowest contract charge 0.50% Class B          $55.12             --                 --           --        16.43%
         Highest contract charge 1.90% Class B         $39.26             --                 --           --        14.80%
         All contract charges                              --        509,246        $ 7,164,791         1.45%         --
  2008   Lowest contract charge 0.50% Class B          $47.34             --                 --           --       (24.86)%
         Highest contract charge 1.90% Class B         $34.20             --                 --           --       (25.91)%
         All contract charges                              --        438,140        $ 5,361,993         4.05%         --
  2007   Lowest contract charge 0.50% Class B          $63.00             --                 --           --         5.74%
         Highest contract charge 1.90% Class B         $46.16             --                 --           --         4.25%
         All contract charges                                        339,622        $ 5,580,780         3.49%         --
  2006   Lowest contract charge 0.50% Class B          $59.58             --                 --           --         9.77%
         Highest contract charge 1.90% Class B         $44.28             --                 --           --         8.23%
         All contract charges                              --        267,779        $ 4,210,726         3.03%          --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.08             --                 --           --         9.38%
         Highest contract charge 1.70% Class B (q)     $11.03             --                 --           --         8.99%
         All contract charges                              --        106,632        $ 1,269,198         1.99%         --
  2009   Lowest contract charge 1.30% Class B (q)      $10.13             --                 --           --        (0.10)%
         Highest contract charge 1.70% Class B (q)     $10.12             --                 --           --        (0.20)%
         All contract charges                              --         18,371        $   214,806         2.33%         --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.22             --                 --           --        10.32%
         Highest contract charge 1.70% Class A (r)     $11.17             --                 --           --         9.94%
         All contract charges                              --          1,401        $    15,700         1.70%          --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                 --           --         0.10%
         Highest contract charge 1.70% Class A (r)     $10.16             --                 --           --         0.10%
         All contract charges                              --             33        $       334         1.36%          --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.54             --                 --           --         10.97%
         Highest contract charge 1.90% Class B         $11.37             --                 --           --         9.43%
         All contract charges                              --        866,067        $10,977,390         1.70%         --
  2009   Lowest contract charge 0.50% Class B          $11.30             --                 --           --        21.35%
         Highest contract charge 1.90% Class B         $10.39             --                 --           --        19.61%
         All contract charges                              --        908,945        $10,483,044         1.36%         --
  2008   Lowest contract charge 0.50% Class B          $ 9.31             --                 --           --       (32.14)%
         Highest contract charge 1.90% Class B         $ 8.69             --                 --           --       (33.05)%
         All contract charges                              --        853,511        $ 8,197,686         2.40%         --
  2007   Lowest contract charge 0.50% Class B          $13.72             --                 --           --         5.86%
         Highest contract charge 1.90% Class B         $12.98             --                 --           --         4.34%
         All contract charges                                        689,233        $ 9,864,221         3.23%         --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                                     UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                        UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                       ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.50% Class B             $12.96               --                --           --        13.93%
         Highest contract charge 1.90% Class B            $12.44               --                --           --        12.33%
         All contract charges                                 --          450,637        $6,186,804         3.16%          --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $13.09               --                --           --        21.77%
         Highest contract charge 1.70% Class B (r)        $13.03               --                --           --        21.32%
         All contract charges                                 --            1,905        $   24,898         0.08%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.75               --                --           --         2.67%
         Highest contract charge 1.70% Class B (r)        $10.74               --                --           --         2.58%
         All contract charges                                 --                7        $       78         0.01%          --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $12.68               --                --           --        21.34%
         Highest contract charge 1.70% Class B (r)        $12.62               --                --           --        20.88%
         All contract charges                                 --            1,775        $   22,475         0.00%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.45               --                --           --         1.65%
         Highest contract charge 1.70% Class B (r)        $10.44               --                --           --         1.66%
         All contract charges                                 --                7        $       75         0.01%          --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $11.34               --                --           --        10.85%
         Highest contract charge 1.70% Class B (r)        $11.29               --                --           --        10.36%
         All contract charges                                 --            4,542        $   51,399         0.65%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.23               --                --           --         0.00%
         Highest contract charge 1.70% Class B (r)        $10.23               --                --           --         0.00%
         All contract charges                                 --               25        $      261         0.03%          --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $10.33               --                --           --         3.30%
         Highest contract charge 1.70% Class B (r)        $10.28               --                --           --         2.90%
         All contract charges                                 --            4,133        $   42,628         1.38%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.00               --                --           --        (0.20)%
         Highest contract charge 1.70% Class B (r)        $ 9.99               --                --           --        (0.30)%
         All contract charges                                 --                8        $       81         0.05%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r)       $10.98               --                --           --         8.39%
         Lowest contract charge 1.70% Class III (r)       $10.93               --                --           --         7.90%
         All contract charges                                 --            1,831        $   20,063         2.23%          --
  2009   Lowest contract charge 1.30% Class III (r)       $10.13               --                --           --        (0.49)%
         Lowest contract charge 1.70% Class III (r)       $10.13               --                --           --        (0.39)%
         All contract charges                                 --               63        $      644         1.59%          --
BLACKROCK LARGE CAP GROWTH V.I. FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r) (s)   $11.67               --                --           --        13.63%
         Highest contract charge 1.70% Class III (r) (s)  $11.61               --                --           --        13.16%
         All contract charges                                 --              158        $    1,845         1.10%          --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)         $10.41               --                --           --         4.10%
         Highest contract charge 1.70% Class A (r)        $10.36               --                --           --         3.70%
         All contract charges                                 --              102        $    1,062         2.24%          --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 1.30% Class A (r)       $10.00              --                --           --         (0.10)%
         Highest contract charge 1.70% Class A (r)      $ 9.99              --                --           --         (0.20)%
         All contract charges                               --              --                --         2.38%           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $14.70              --                --           --          4.63%
         Highest contract charge 1.90% Class B          $11.76              --                --           --          3.16%
         All contract charges                               --          52,855        $  663,562         2.24%           --
  2009   Lowest contract charge 0.50% Class B           $14.05              --                --           --         26.42%
         Highest contract charge 1.90% Class B          $11.40              --                --           --         24.68%
         All contract charges                               --          58,111        $  703,686         2.38%           --
  2008   Lowest contract charge 0.50% Class B           $11.11              --                --           --        (50.95)%
         Highest contract charge 1.90% Class B          $ 9.14              --                --           --        (51.67)%
         All contract charges                               --          62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B           $22.65              --                --           --         11.14%
         Highest contract charge 1.90% Class B          $18.91              --                --           --          9.62%
         All contract charges                                           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B           $20.38              --                --           --         22.90%
         Highest contract charge 1.90% Class B          $17.25              --                --           --         21.18%
         All contract charges                               --          50,659        $  919,120         1.53%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $14.14              --                --           --         31.78%
         Highest contract charge 1.70% Class A (r)      $14.08              --                --           --         31.34%
         All contract charges                               --             168        $    2,379         0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.73              --                --           --          3.27%
         Highest contract charge 1.70% Class A (r)      $10.72              --                --           --          3.18%
         All contract charges                               --              --        $        2         0.02%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $22.59              --                --           --         32.57%
         Highest contract charge 1.90% Class B          $18.61              --                --           --         30.69%
         All contract charges                               --          26,419        $  462,036         0.00%            --
  2009   Lowest contract charge 0.50% Class B           $17.04              --                --           --         35.03%
         Highest contract charge 1.90% Class B          $14.24              --                --           --         33.07%
         All contract charges                               --          25,519        $  342,139         0.02%           --
  2008   Lowest contract charge 0.50% Class B           $12.62              --                --           --        (44.94)%
         Highest contract charge 1.90% Class B          $10.70              --                --           --        (45.71)%
         All contract charges                               --          27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B           $22.92              --                --           --         16.11%
         Highest contract charge 1.90% Class B          $19.71              --                --           --         14.46%
         All contract charges                                           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B           $19.74              --                --           --          8.46%
         Highest contract charge 1.90% Class B          $17.22              --                --           --          6.94%
         All contract charges                               --          29,035        $  479,583           --           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.00              --                --           --         22.99%
         Highest contract charge 1.70% Class A (r)      $12.94              --                --           --         22.42%
         All contract charges                               --             109        $    1,418         0.19%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.57              --                --           --          1.44%
         Highest contract charge 1.70% Class A (r)      $10.57              --                --           --          1.54%
         All contract charges                               --              --                --         1.03%           --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)       $10.31              --                --          --           23.62%
         Highest contract charge 1.90% Class B (a)      $ 9.70              --                --          --           21.86%
         All contract charges                               --          13,485          $133,212        0.19%             --
  2009   Lowest contract charge 0.50% Class B (a)       $ 8.34              --                --          --           27.51%
         Highest contract charge 1.90% Class B (a)      $ 7.96              --                --          --           25.69%
         All contract charges                               --          12,629          $101,917        1.03%             --
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.54                                                        (33.67)%
         Highest contract charge 1.90% Class B (a)      $ 6.33                                                        (34.61)%
         All contract charges                               --          11,658          $ 74,460        1.06%             --
  2007   Lowest contract charge 0.50% Class B (a)       $ 9.86              --                --          --           (9.12)%
         Highest contract charge 1.90% Class B (a)      $ 9.68                                                        (10.37)%
         All contract charges                               --           5,985          $ 58,243        0.48%             --
  2006   Lowest contract charge 0.50% Class B (a)       $10.85              --                --          --            8.50%
         Highest contract charge 1.90% Class B (a)      $10.80              --                --          --            8.03%
         All contract charges                               --           1,481          $ 16,022        0.54%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.51              --                --          --           11.10%
         Highest contract charge 1.70% Class A (r)      $11.46              --                --          --           10.62%
         All contract charges                               --           1,070          $ 12,298        1.30%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.36              --                --          --            0.68%
         Highest contract charge 1.70% Class A (r)      $10.36              --                --          --            0.68%
         All contract charges                               --              --          $      3        2.75%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $24.18              --                --          --           11.74%
         Highest contract charge 1.90% Class B          $19.92              --                --          --           10.12%
         All contract charges                               --          54,746          $848,219        1.30%             --
  2009   Lowest contract charge 0.50% Class B           $21.64              --                --          --           29.60%
         Highest contract charge 1.90% Class B          $18.09              --                --          --           27.82%
         All contract charges                               --          52,534          $745,364        2.75%             --
  2008   Lowest contract charge 0.50% Class B           $16.70              --                --          --          (36.86)%
         Highest contract charge 1.90% Class B          $14.15              --                --          --          (37.77)%
         All contract charges                               --          46,485          $522,247        1.73%             --
  2007   Lowest contract charge 0.50% Class B           $26.45              --                --          --            0.69%
         Highest contract charge 1.90% Class B          $22.74              --                --          --           (0.74)%
         All contract charges                                           45,201          $829,334        1.08%             --
  2006   Lowest contract charge 0.50% Class B           $26.27              --                --          --           20.31%
         Highest contract charge 1.90% Class B          $22.91              --                --          --           18.62%
         All contract charges                               --          44,747          $846,668        2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $10.41              --                --          --            4.94%
         Highest contract charge 1.70% Class A (r)      $10.37              --                --          --            4.54%
         All contract charges                               --             291          $  3,029        0.76%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.92              --                --          --           (0.40)%
         Highest contract charge 1.70% Class A (r)      $ 9.92              --                --          --           (0.30)%
         All contract charges                               --               1          $      8        2.07%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $21.16              --                --          --            5.54%
         Highest contract charge 1.90% Class B          $17.44              --                --          --            4.06%
         All contract charges                               --          45,360          $737,614        0.76%             --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $20.05              --                --           --           29.61%
         Highest contract charge 1.90% Class B          $16.76              --                --           --           27.81%
         All contract charges                               --          47,668        $  743,266         2.07%             --
  2008   Lowest contract charge 0.50% Class B           $15.47              --                --           --          (43.29)%
         Highest contract charge 1.90% Class B          $13.11              --                --           --          (44.09)%
         All contract charges                               --          48,585        $  592,816         2.19%             --
  2007   Lowest contract charge 0.50% Class B           $27.28              --                --           --            9.65%
         Highest contract charge 1.90% Class B          $23.45              --                --           --            8.06%
         All contract charges                                           52,311        $1,144,877         1.85%             --
  2006   Lowest contract charge 0.50% Class B           $24.88              --                --           --           25.06%
         Highest contract charge 1.90% Class B          $21.70              --                --           --           23.30%
         All contract charges                               --          51,776        $1,057,795         3.58%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62              --                --           --           14.48%
         Highest contract charge 1.70% Class A (r)      $11.57              --                --           --           14.10%
         All contract charges                               --              77        $      889         2.49%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.15              --                --           --           (0.39)%
         Highest contract charge 1.70% Class A (r)      $10.14              --                --           --           (0.39)%
         All contract charges                               --              --                --         2.55%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.45              --                --           --           15.18%
         Highest contract charge 1.90% Class B          $ 5.44              --                --           --           13.57%
         All contract charges                               --          45,605        $  214,535         2.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.60              --                --           --           10.97%
         Highest contract charge 1.90% Class B          $ 4.79              --                --           --            9.34%
         All contract charges                               --          43,320        $  182,082         2.55%              --
  2008   Lowest contract charge 0.50% Class B           $ 5.05              --                --           --          (32.67)%
         Highest contract charge 1.90% Class B          $ 4.38              --                --           --          (33.54)%
         All contract charges                               --          39,344        $  157,390         2.44%             --
  2007   Lowest contract charge 0.50% Class B           $ 7.50              --                --           --            3.31%
         Highest contract charge 1.90% Class B          $ 6.59              --                --           --            1.70%
         All contract charges                                           31,430        $  202,051         1.82%             --
  2006   Lowest contract charge 0.50% Class B           $ 7.26              --                --           --           15.39%
         Highest contract charge 1.90% Class B          $ 6.48              --                --           --           13.77%
         All contract charges                               --          30,079        $  198,213         2.39%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.54              --                --           --           11.93%
         Highest contract charge 1.90% Class B          $ 7.27              --                --           --           10.49%
         All contract charges                               --           5,101        $   46,879         0.05%             --
  2009   Lowest contract charge 0.50% Class B           $ 7.63              --                --           --           30.12%
         Highest contract charge 1.90% Class B          $ 6.58              --                --           --           28.35%
         All contract charges                               --           5,534        $   45,654         0.24%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.86              --                --           --          (45.44)%
         Highest contract charge 1.90% Class B          $ 5.13              --                --           --          (46.23)%
         All contract charges                               --           5,674        $   36,090         0.30%             --
  2007   Lowest contract charge 0.50% Class B           $10.74              --                --           --           11.53%
         Highest contract charge 1.90% Class B          $ 9.54              --                --           --            9.91%
         All contract charges                                            5,341        $   62,358         0.23%             --
  2006   Lowest contract charge 0.50% Class B           $ 9.63              --                --           --            4.70%
         Highest contract charge 1.90% Class B          $ 8.68              --                --           --            3.24%
         All contract charges                               --           5,169        $   54,129           --              --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.63              --                --           --           11.72%
         Highest contract charge 1.70% Class A (r)      $11.58              --                --           --           11.24%
         All contract charges                               --              75        $      872         0.40%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.41              --                --           --            1.66%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.76%
         All contract charges                               --              --                --         0.33%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.23              --                --           --           12.40%
         Highest contract charge 1.90% Class B          $10.90              --                --           --           10.77%
         All contract charges                               --          30,831        $  338,022         0.40%             --
  2009   Lowest contract charge 0.50% Class B           $11.77              --                --           --           32.72%
         Highest contract charge 1.90% Class B          $ 9.84              --                --           --           30.99%
         All contract charges                               --          33,199        $  327,423         0.33%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.87              --                --           --          (40.67)%
         Highest contract charge 1.90% Class B          $ 7.51              --                --           --          (41.56)%
         All contract charges                               --          35,102        $  263,886         0.18%             --
  2007   Lowest contract charge 0.50% Class B           $14.95              --                --           --            4.91%
         Highest contract charge 1.90% Class B          $12.85              --                --           --            3.46%
         All contract charges                                           34,213        $  439,864           --              --
  2006   Lowest contract charge 0.50% Class B           $14.25              --                --           --            6.87%
         Highest contract charge 1.90% Class B          $12.42              --                --           --            5.37%
         All contract charges                               --          30,418        $  380,312         0.18%             --
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.94              --                --           --           14.59%
         Highest contract charge 1.70% Class A (r)      $11.88              --                --           --           14.12%
         All contract charges                               --              50        $      602         0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.42              --                --           --            1.56%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.56%
         All contract charges                               --              --                --         1.14%             --
EQ/CAPITAL GUARDIAN RESEARCH (b)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $12.78              --                --           --           15.24%
         Highest contract charge 1.90% Class B          $10.83              --                --           --           13.64%
         All contract charges                               --          77,666        $  904,589         0.74%             --
  2009   Lowest contract charge 0.50% Class B           $11.09              --                --           --           30.79%
         Highest contract charge 1.90% Class B          $ 9.53              --                --           --           29.02%
         All contract charges                               --          86,472        $  882,191         1.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.48              --                --           --          (39.94)%
         Highest contract charge 1.90% Class B          $ 7.39              --                --           --          (40.83)%
         All contract charges                               --          96,287        $  757,787         0.91%             --
  2007   Lowest contract charge 0.50% Class B           $14.12              --                --           --            1.15%
         Highest contract charge 1.90% Class B          $12.49              --                --           --           (0.32)%
         All contract charges                                          113,240        $1,497,202         1.28%             --
  2006   Lowest contract charge 0.50% Class B           $13.96              --                --           --           11.50%
         Highest contract charge 1.90% Class B          $12.53              --                --           --            9.93%
         All contract charges                               --          56,224        $  739,096         0.56%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.84              --                --           --           14.73 %
         Highest contract charge 1.70% Class A (r)      $11.78              --                --           --           14.15 %
         All contract charges                               --              93        $    1,103         1.26%               --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.32              --                --           --            0.39%
         Highest contract charge 1.70% Class A (r)     $ 10.32              --                --           --            0.39%
         All contract charges                               --              --                --         1.80%             --
EQ/COMMON STOCK INDEX (o)
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $295.18              --                --           --           15.29%
         Highest contract charge 1.90% Class B         $180.00              --                --           --           13.67%
         All contract charges                               --          38,136        $  803,765         1.26%             --
  2009   Lowest contract charge 0.50% Class B          $256.03              --                --           --           27.69%
         Highest contract charge 1.90% Class B         $158.35              --                --           --           25.90%
         All contract charges                               --          41,528        $  776,118         1.80%             --
  2008   Lowest contract charge 0.50% Class B          $200.52              --                --           --          (44.08)%
         Highest contract charge 1.90% Class B         $125.78              --                --           --          (44.87)%
         All contract charges                               --          40,142        $  617,520         1.63%             --
  2007   Lowest contract charge 0.50% Class B          $358.57              --                --           --            2.96
         Highest contract charge 1.90% Class B         $228.16              --                --           --            1.51
         All contract charges                                           41,874        $1,221,553         0.97%             --
  2006   Lowest contract charge 0.50% Class B          $348.26              --                --           --           10.14
         Highest contract charge 1.90% Class B         $224.77              --                --           --            8.59
         All contract charges                               --          44,440        $1,355,393         1.20%             --
EQ/CORE BOND INDEX (m)
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 15.47              --                --           --           5.24 %
         Highest contract charge 1.90% Class B         $ 12.87              --                --           --           3.79 %
         All contract charges                               --          94,923        $1,102,809         2.24%             --
  2009   Lowest contract charge 0.50% Class B          $ 14.70              --                --           --            2.17%
         Highest contract charge 1.90% Class B         $ 12.40              --                --           --            0.76%
         All contract charges                               --          89,630        $1,013,962         2.61%             --
  2008   Lowest contract charge 0.50% Class B          $ 14.39              --                --           --           (9.38)%
         Highest contract charge 1.90% Class B         $ 12.31              --                --           --          (10.67)%
         All contract charges                               --          80,413        $  913,345         4.06%             --
  2007   Lowest contract charge 0.50% Class B          $ 15.88              --                --           --            2.58%
         Highest contract charge 1.90% Class B         $ 13.78              --                --           --            1.10%
         All contract charges                               --          99,922        $1,271,392         4.32%             --
  2006   Lowest contract charge 0.50% Class B          $ 15.48              --                --           --            3.54%
         Highest contract charge 1.90% Class B         $ 13.63              --                --           --            2.09%
         All contract charges                               --          99,116        $1,260,924         4.37%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.37              --                --           --           10.60%
         Highest contract charge 1.70% Class A (r)     $ 11.31              --                --           --           10.13%
         All contract charges                               --             348        $    3,958         0.81%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.28              --                --           --            1.48%
         Highest contract charge 1.70% Class A (r)     $ 10.27              --                --           --            1.48%
         All contract charges                               --              --        $        7         1.73%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $  9.97              --                --           --           11.27%
         Highest contract charge 1.90% Class B (a)     $  9.38              --                --           --            9.71%
         All contract charges                               --          37,420        $  357,290         0.81%             --
  2009   Lowest contract charge 0.50% Class B (a)      $  8.96              --                --           --           32.03%
         Highest contract charge 1.90% Class B (a)     $  8.55              --                --           --           30.18%
         All contract charges                               --          39,080        $  338,925         1.73%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
-------------------------------------
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.79               --                 --         --         (39.54)%
         Highest contract charge 1.90% Class B (a)      $ 6.57               --                 --         --         (40.38)%
         All contract charges                               --           36,597         $  242,910       0.62%            --
  2007   Lowest contract charge 0.50% Class B (a)       $11.23               --                 --         --           3.22%
         Highest contract charge 1.90% Class B (a)      $11.02               --                 --         --           1.75%
         All contract charges                                            24,733         $  273,949       0.62%            --
  2006   Lowest contract charge 0.50% Class B (a)       $10.88               --                 --         --           8.76%
         Highest contract charge 1.90% Class B (a)      $10.83               --                 --         --           8.29%
         All contract charges                               --            5,631         $   61,054       0.75%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.61               --                 --         --          13.16%
         Highest contract charge 1.70% Class A (r)      $11.56               --                 --         --          12.67%
         All contract charges                               --              501         $    5,807       1.43%            --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26               --                 --         --           0.10%
         Highest contract charge 1.70% Class A (r)      $10.26               --                 --         --           0.10%
         All contract charges                               --                3         $       34       1.96%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $31.06               --                 --         --          13.81%
         Highest contract charge 1.90% Class B          $24.47               --                 --         --          12.20%
         All contract charges                               --           73,975         $1,249,931       1.43%            --
  2009   Lowest contract charge 0.50% Class B           $27.29               --                 --         --          25.25%
         Highest contract charge 1.90% Class B          $21.81               --                 --         --          23.48%
         All contract charges                               --           75,725         $1,151,603       1.96%            --
  2008   Lowest contract charge 0.50% Class B           $21.79               --                 --         --         (37.64)%
         Highest contract charge 1.90% Class B          $17.66               --                 --         --         (38.51)%
         All contract charges                               --           71,841         $  912,729       1.72%            --
  2007   Lowest contract charge 0.50% Class B           $34.94               --                 --         --           4.42%
         Highest contract charge 1.90% Class B          $28.72               --                 --         --           2.94%
         All contract charges                                            74,013         $1,576,822       1.31%            --
  2006   Lowest contract charge 0.50% Class B           $33.46               --                 --         --          14.52%
         Highest contract charge 1.90% Class B          $27.90               --                 --         --          12.91%
         All contract charges                               --           76,302         $1,640,567       1.54%            --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $16.92               --                 --         --          14.71%
         Highest contract charge 1.90% Class B          $14.82               --                 --         --          13.04%
         All contract charges                               --           93,768         $1,288,091       0.28%            --
  2009   Lowest contract charge 0.50% Class B           $14.75               --                 --         --          27.15%
         Highest contract charge 1.90% Class B          $13.11               --                 --         --          25.42%
         All contract charges                               --          108,738         $1,316,635       0.85%            --
  2008   Lowest contract charge 0.50% Class B           $11.60               --                 --         --         (40.57)%
         Highest contract charge 1.90% Class B          $10.45               --                 --         --         (41.46)%
         All contract charges                               --          118,651         $1,143,520       0.95%            --
  2007   Lowest contract charge 0.50% Class B           $19.52               --                 --         --          13.49%
         Highest contract charge 1.90% Class B          $17.85               --                 --         --          11.91%
         All contract charges                                           115,724         $1,909,092       0.18%            --
  2006   Lowest contract charge 0.50% Class B           $17.20               --                 --         --           8.78%
         Highest contract charge 1.90% Class B          $15.95               --                 --         --           7.25%
         All contract charges                               --          110,995         $1,644,626       0.73%            --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.33                --                --          --           10.11%
         Highest contract charge 1.70% Class A (r)     $11.28                --                --          --            9.73%
         All contract charges                              --                62        $      703        2.96%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.29                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.28                --                --          --            0.19%
         All contract charges                              --                --                --        5.95%             --
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.36                --                --          --           10.68%
         Highest contract charge 1.90% Class B (a)     $ 9.75                --                --          --            9.18%
         All contract charges                              --            54,951        $  545,194        2.96%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.36                --                --          --           29.97%
         Highest contract charge 1.90% Class B (a)     $ 8.93                --                --          --           28.10%
         All contract charges                              --            65,970        $  596,850        5.95%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 7.20                --                --          --          (32.20)%
         Highest contract charge 1.90% Class B (a)     $ 6.97                --                --          --          (33.11)%
         All contract charges                              --            60,463        $  425,663        6.36%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.62                --                --          --            1.53%
         Highest contract charge 1.90% Class B (a)     $10.42                --                --          --            0.10%
         All contract charges                                            57,439        $  601,803        4.16%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.46                --                --          --            4.56%
         Highest contract charge 1.90% Class B (a)     $10.41                --                --          --            4.11%
         All contract charges                              --            12,757        $  132,983        2.34%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.17                --                --          --            9.19%
         Highest contract charge 1.70% Class A (r)     $11.12                --                --          --            8.70%
         All contract charges                              --                40        $      455        1.99%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.23                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.23                --                --          --            0.29%
         All contract charges                              --                --        $        2        2.46%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (f)      $ 8.43                --                --          --            9.77%
         Highest contract charge 1.90% Class B (f)     $ 8.01                --                --          --            8.24%
         All contract charges                              --           169,484        $1,377,768        1.99%             --
  2009   Lowest contract charge 0.50% Class B (f)      $ 7.68                --                --          --           27.78%
         Highest contract charge 1.90% Class B (f)     $ 7.40                --                --          --           26.04%
         All contract charges                              --           179,402        $1,341,290        2.46%             --
  2008   Lowest contract charge 0.50% Class B (f)      $ 6.01                --                --          --          (37.20)%
         Highest contract charge 1.90% Class B (f)     $ 5.87                --                --          --          (38.08)%
         All contract charges                              --           168,583        $  996,068        5.08%             --
  2007   Lowest contract charge 0.50% Class B (f)      $ 9.57                --                --          --           (4.30)%
         Highest contract charge 1.90% Class B (f)     $ 9.48                --                --          --           (5.20)%
         All contract charges                              --            83,451        $  793,251        2.63%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.05                --                --          --            8.55%
         Highest contract charge 1.70% Class A (r)     $10.99                --                --          --            7.96%
         All contract charges                              --               163        $    1,798        0.00%
  2009   Lowest contract charge 1.30% Class A (r)      $10.18                --                --          --            0.69%
         Highest contract charge 1.70% Class A (r)     $10.18                --                --          --            0.69%
         All contract charges                              --                --                --        0.00%             --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $13.17              --                 --           --            9.02%
         Highest contract charge 1.90% Class B         $12.16              --                 --           --            7.61%
         All contract charges                              --          14,455           $179,603         0.00%             --
  2009   Lowest contract charge 0.50% Class B          $12.08              --                 --           --           16.01%
         Highest contract charge 1.90% Class B         $11.30              --                 --           --           14.41%
         All contract charges                              --          11,998           $137,992         0.00%             --
  2008   Lowest contract charge 0.50% Class B          $10.41              --                 --           --          (14.25)%
         Highest contract charge 1.90% Class B         $ 9.88              --                 --           --          (15.48)%
         All contract charges                              --          11,081           $111,017         0.50%             --
  2007   Lowest contract charge 0.50% Class B          $12.14              --                 --           --            2.97%
         Highest contract charge 1.90% Class B         $11.69              --                 --           --            1.48%
         All contract charges                              --          11,173           $131,859         0.78%             --
  2006   Lowest contract charge 0.50% Class B          $11.79              --                 --           --           11.65%
         Highest contract charge 1.90% Class B         $11.52              --                 --           --           10.08%
         All contract charges                              --           7,462           $ 86,530         6.34%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $13.89              --                 --           --           31.16%
         Highest contract charge 1.70% Class A (r)     $13.83              --                 --           --           30.72%
         All contract charges                              --           1,235           $ 17,130         0.37%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.59              --                 --           --            1.53%
         Highest contract charge 1.70% Class A (r)     $10.58              --                 --           --            1.44%
         All contract charges                              --               2           $     23         0.44%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $44.89              --                 --           --           31.99%
         Highest contract charge 1.90% Class B         $32.67              --                 --           --           30.11%
         All contract charges                              --          22,302           $855,090         0.37%             --
  2009   Lowest contract charge 0.50% Class B          $34.01              --                 --           --           40.72%
         Highest contract charge 1.90% Class B         $25.11              --                 --           --           38.78%
         All contract charges                              --          21,145           $619,879         0.44%             --
  2008   Lowest contract charge 0.50% Class B          $24.17              --                 --           --          (30.98)%
         Highest contract charge 1.90% Class B         $18.09              --                 --           --          (31.99)%
         All contract charges                              --          18,794           $392,717         0.61%             --
  2007   Lowest contract charge 0.50% Class B          $35.02              --                 --           --            8.72%
         Highest contract charge 1.90% Class B         $26.60              --                 --           --            7.21%
         All contract charges                                          15,674           $470,454         0.52%             --
  2006   Lowest contract charge 0.50% Class B          $32.21              --                 --           --           18.24%
         Highest contract charge 1.90% Class B         $24.81              --                 --           --           16.58%
         All contract charges                              --           8,969           $243,842         1.60%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.36              --                 --           --            5.18 %
         Highest contract charge 1.70% Class A (r)     $10.31              --                 --           --            4.67 %
         All contract charges                              --             140           $  1,442         2.92%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.85              --                 --           --           (1.70)%
         Highest contract charge 1.70% Class A (r)     $ 9.85              --                 --           --           (1.70)%
         All contract charges                              --               2           $     15         0.80%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.43              --                 --           --            5.79%
         Highest contract charge 1.90% Class B         $11.54              --                 --           --            4.25%
         All contract charges                              --          40,077           $473,013         2.92%             --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2009   Lowest contract charge 0.50% Class B          $ 11.75               --                --          --           1.49%
         Highest contract charge 1.90% Class B         $ 11.07               --                --          --           0.07%
         All contract charges                               --           36,747        $  414,061        0.80%            --
  2008   Lowest contract charge 0.50% Class B          $ 11.58               --                --          --           5.95%
         Highest contract charge 1.90% Class B         $ 11.06               --                --          --           4.44%
         All contract charges                               --           36,828        $  413,319       19.53%            --
  2007   Lowest contract charge 0.50% Class B          $ 10.93               --                --          --           8.76%
         Highest contract charge 1.90% Class B         $ 10.59               --                --          --           7.19%
         All contract charges                                            18,195        $  194,602        3.41%            --
  2006   Lowest contract charge 0.50% Class B          $ 10.05               --                --          --           2.90%
         Highest contract charge 1.90% Class B         $  9.88               --                --          --           1.46%
         All contract charges                               --            8,137        $   80,817        0.43%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.20               --                --          --          10.24%
         Highest contract charge 1.70% Class A (r)     $ 11.15               --                --          --           9.74%
         All contract charges                               --              174        $    1,953        1.10%            --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.16               --                --          --          (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 10.16               --                --          --           0.00%
         All contract charges                               --                2        $       29        1.33%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 20.28               --                --          --          10.88%
         Highest contract charge 1.90% Class B         $ 16.78               --                --          --           9.32%
         All contract charges                               --           53,486        $1,134,438        1.10%            --
  2009   Lowest contract charge 0.50% Class B          $ 18.29               --                --          --          49.30%
         Highest contract charge 1.90% Class B         $ 15.35               --                --          --          47.16%
         All contract charges                               --           58,787        $1,130,770        1.33%            --
  2008   Lowest contract charge 0.50% Class B          $ 12.25               --                --          --         (57.55)%
         Highest contract charge 1.90% Class B         $ 10.43               --                --          --         (58.15)%
         All contract charges                               --           53,574        $  696,118        0.15%            --
  2007   Lowest contract charge 0.50% Class B          $ 28.86               --                --          --          41.26%
         Highest contract charge 1.90% Class B         $ 24.92               --                --          --          39.30%
         All contract charges                                            53,185        $1,627,247        0.00%            --
  2006   Lowest contract charge 0.50% Class B          $ 20.43               --                --          --          36.37%
         Highest contract charge 1.90% Class B         $ 17.89               --                --          --          34.46%
         All contract charges                               --           47,631        $1,034,450        0.45%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 23.97               --                --          --           3.72%
         Highest contract charge 1.90% Class B         $ 18.12               --                --          --           2.26%
         All contract charges                               --           28,642        $  391,601        1.22%            --
  2009   Lowest contract charge 0.50% Class B          $ 23.11               --                --          --          (2.76)%
         Highest contract charge 1.90% Class B         $ 17.72               --                --          --          (4.11)%
         All contract charges                               --           26,434        $  369,725        1.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 23.77               --                --          --           3.08%
         Highest contract charge 1.90% Class B         $ 18.48               --                --          --           1.59%
         All contract charges                               --           26,853        $  401,655        3.71%            --
  2007   Lowest contract charge 0.50% Class B          $ 23.06               --                --          --           6.32%
         Highest contract charge 1.90% Class B         $ 18.19               --                --          --           4.84%
         All contract charges                               --           18,561        $  296,887        4.29%            --
  2006   Lowest contract charge 0.50% Class B          $ 21.69               --                --          --           2.61%
         Highest contract charge 1.90% Class B         $ 17.35               --                --          --           1.17%
         All contract charges                               --           18,923        $  295,751        3.88%            --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $10.88              --                 --           --          8.04%
         Highest contract charge 1.70% Class A (r)       $10.83              --                 --           --          7.55%
         All contract charges                                --             189         $    2,052         1.80%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.07              --                 --           --          0.00%
         Highest contract charge 1.70% Class A (r)       $10.07              --                 --           --          0.10%
         All contract charges                                --              --                 --         3.14%           --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $14.28              --                 --           --          8.68%
         Highest contract charge 1.90% Class B           $12.10              --                 --           --          7.17%
         All contract charges                                --          56,037         $  784,792         1.80%           --
  2009   Lowest contract charge 0.50% Class B            $13.14              --                 --           --         34.62%
         Highest contract charge 1.90% Class B           $11.29              --                 --           --         32.72%
         All contract charges                                --          59,216         $  769,256         3.14%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.76              --                 --           --        (45.11)%
         Highest contract charge 1.90% Class B           $ 8.51              --                 --           --        (45.90)%
         All contract charges                                --          57,050         $  554,312         1.49%           --
  2007   Lowest contract charge 0.50% Class B            $17.78              --                 --           --         14.64%
         Highest contract charge 1.90% Class B           $15.73              --                 --           --         13.08%
         All contract charges                                            57,566         $1,024,304         0.39%           --
  2006   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         18.65%
         Highest contract charge 1.90% Class B           $13.91              --                 --           --         16.99%
         All contract charges                                --          62,676         $  973,881         1.38%           --
EQ/INTERNATIONAL ETF
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r) (t)    $10.63              --                 --           --          6.30%
         Highest contract charge 1.70% Class A (r) (t)   $10.58              --                 --           --          5.91%
         All contract charges                                --             125         $    1,330         2.43%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.58              --                 --           --         13.75%
         Highest contract charge 1.70% Class A (r)       $11.53              --                 --           --         13.26%
         All contract charges                                --             126         $    1,453         0.98%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.18              --                 --           --          0.30%
         Highest contract charge 1.70% Class A (r)       $10.18              --                 --           --          0.39%
         All contract charges                                --              --         $        3         1.27%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         14.38%
         Highest contract charge 1.90% Class B           $14.32              --                 --           --         12.76%
         All contract charges                                --          30,667         $  376,915         0.98%           --
  2009   Lowest contract charge 0.50% Class B            $13.56              --                 --           --         36.59%
         Highest contract charge 1.90% Class B           $12.70              --                 --           --         34.63%
         All contract charges                                --          25,119         $  272,003         1.27%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.93              --                 --           --        (40.61)%
         Highest contract charge 1.90% Class B           $ 9.43              --                 --           --        (41.43)%
         All contract charges                                --          20,631         $  168,007         0.99%           --
  2007   Lowest contract charge 0.50% Class B            $16.72              --                 --           --         15.63%
         Highest contract charge 1.90% Class B           $16.10              --                 --           --         14.02%
         All contract charges                                            16,401         $  237,725         0.72%           --
  2006   Lowest contract charge 0.50% Class B            $14.46              --                 --           --         25.01%
         Highest contract charge 1.90% Class B           $14.12              --                 --           --         23.26%
         All contract charges                                --           6,096         $   83,819         1.21%           --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --               --            --           11.21%
         Highest contract charge 1.70% Class A (r)      $11.35              --               --            --           10.62%
         All contract charges                               --             163         $  1,852          1.32%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26              --               --            --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.26              --               --            --            0.10%
         All contract charges                               --              --               --          1.48%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $15.13              --               --            --           11.74%
         Highest contract charge 1.90% Class B          $12.47              --               --            --           10.26%
         All contract charges                               --          21,596         $279,401          1.32%             --
  2009   Lowest contract charge 0.50% Class B           $13.54              --               --            --           31.69%
         Highest contract charge 1.90% Class B          $11.31              --               --            --           29.73%
         All contract charges                               --          22,028         $258,292          1.48%             --
  2008   Lowest contract charge 0.50% Class B           $10.28              --               --            --          (40.09)%
         Highest contract charge 1.90% Class B          $ 8.72              --               --            --          (40.88)%
         All contract charges                               --          23,322         $210,531          1.78%             --
  2007   Lowest contract charge 0.50% Class B           $17.16              --               --            --           (1.72)%
         Highest contract charge 1.90% Class B          $14.75              --               --            --           (3.09)%
         All contract charges                                           27,538         $419,788          1.32%             --
  2006   Lowest contract charge 0.50% Class B           $17.46              --               --            --           19.78%
         Highest contract charge 1.90% Class B          $15.22              --               --            --           18.10%
         All contract charges                               --          31,332         $492,862          4.27%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $10.43              --               --            --           13.62%
         Highest contract charge 1.90% Class B          $ 8.80              --               --            --           11.96%
         All contract charges                               --          15,828         $158,846          1.00%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.18              --               --            --           25.95%
         Highest contract charge 1.90% Class B          $ 7.86              --               --            --           24.11%
         All contract charges                               --          17,342         $153,764          4.38%             --
  2008   Lowest contract charge 0.50% Class B           $ 7.29              --               --            --          (37.75)%
         Highest contract charge 1.90% Class B          $ 6.33              --               --            --          (38.60)%
         All contract charges                               --          18,391         $129,337          0.34%             --
  2007   Lowest contract charge 0.50% Class B           $11.71              --               --            --            3.35%
         Highest contract charge 1.90% Class B          $10.31              --               --            --            1.88%
         All contract charges                               --          21,585         $243,826          1.14%             --
  2006   Lowest contract charge 0.50% Class B           $11.33              --               --            --           12.38%
         Highest contract charge 1.90% Class B          $10.12              --               --            --           10.80%
         All contract charges                               --          26,152         $286,441          0.84%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92              --               --            --           14.73%
         Highest contract charge 1.70% Class A (r)      $11.86              --               --            --           14.26%
         All contract charges                               --             155         $  1,848          0.97%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.39              --               --            --            0.97%
         Highest contract charge 1.70% Class A (r)      $10.38              --               --            --            0.97%
         All contract charges                               --              --               --          2.14%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.40              --               --            --           15.38%
         Highest contract charge 1.90% Class B          $ 7.12              --               --            --           13.74%
         All contract charges                               --          36,002         $332,558          0.97%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.50% Class B           $ 7.28                --              --            --           35.53%
         Highest contract charge 1.90% Class B          $ 6.26                --              --            --           33.67%
         All contract charges                               --            39,652        $317,224          2.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.37                --              --            --          (36.60)%
         Highest contract charge 1.90% Class B          $ 4.68                --              --            --          (37.52)%
         All contract charges                               --            41,922        $248,887          0.14%             --
  2007   Lowest contract charge 0.50% Class B           $ 8.47                --              --            --           13.39%
         Highest contract charge 1.90% Class B          $ 7.49                --              --            --           11.79%
         All contract charges                               --            45,255        $411,124            --              --
  2006   Lowest contract charge 0.50% Class B           $ 7.47                --              --            --           (1.04)%
         Highest contract charge 1.90% Class B          $ 6.70                --              --            --           (2.43)%
         All contract charges                               --            49,049        $384,363            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.60                --              --            --           12.84%
         Highest contract charge 1.70% Class A (r)      $11.55                --              --            --           12.46%
         All contract charges                               --                79        $    909          0.38%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28                --              --            --            0.69%
         Highest contract charge 1.70% Class A (r)      $10.27                --              --            --            0.59%
         All contract charges                               --                --              --          1.31%             --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $17.71                --              --            --           13.89%
         Highest contract charge 1.90% Class B          $14.59                --              --            --           12.23%
         All contract charges                               --            17,859        $261,108          0.38%             --
  2009   Lowest contract charge 0.50% Class B           $15.55                --              --            --           34.19%
         Highest contract charge 1.90% Class B          $13.00                --              --            --           32.35%
         All contract charges                               --            19,454        $252,641          1.31%             --
  2008   Lowest contract charge 0.50% Class B           $11.59                --              --            --          (38.55)%
         Highest contract charge 1.90% Class B          $ 9.82                --              --            --          (39.42)%
         All contract charges                               --            19,719        $193,193          0.11%             --
  2007   Lowest contract charge 0.50% Class B           $18.86                --              --            --           15.07%
         Highest contract charge 1.90% Class B          $16.21                --              --            --           13.36%
         All contract charges                                             22,503        $363,276          0.41%             --
  2006   Lowest contract charge 0.50% Class B           $16.39                --              --            --            7.24%
         Highest contract charge 1.90% Class B          $14.30                --              --            --            5.74%
         All contract charges                               --            18,659        $269,728            --              --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62                --              --            --           13.48%
         Highest contract charge 1.70% Class A (r)      $11.56                --              --            --           12.89%
         All contract charges                               --                82        $    948          1.54%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24                --              --            --           (0.10)%
         Highest contract charge 1.70% Class A (r)      $10.24                --              --            --            0.00%
         All contract charges                               --                --              --          9.15%             --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.18                --              --            --           14.02%
         Highest contract charge 1.90% Class B          $ 5.74                --              --            --           12.55%
         All contract charges                               --            20,149        $118,119          1.54%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.42                --              --            --           18.55%
         Highest contract charge 1.90% Class B          $ 5.10                --              --            --           17.01%
         All contract charges                               --            19,764        $102,573          9.15%             --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
------------------------------------
  2008   Lowest contract charge 0.50% Class B           $ 4.57              --                  --          --         (56.93)%
         Highest contract charge 1.90% Class B          $ 4.36              --                  --          --         (57.59)%
         All contract charges                               --          16,998          $   75,141        1.37%            --
  2007   Lowest contract charge 0.50% Class B           $10.61                                                          (6.35)%
         Highest contract charge 1.90% Class B          $10.28              --                  --          --          (7.72)%
         All contract charges                               --          17,409          $  180,500        0.00%            --
  2006   Lowest contract charge 0.50% Class B           $11.33              --                  --          --            6.30%
         Highest contract charge 1.90% Class B          $11.14              --                  --          --            4.81%
         All contract charges                               --          15,831          $  177,206        0.05%            --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --                  --          --           11.43%
         Highest contract charge 1.70% Class A (r)      $11.36              --                  --          --           11.05%
         All contract charges                               --             102          $    1,161        1.13%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24              --                  --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.23              --                  --          --           (0.10)%
         All contract charges                               --              --                  --        2.14%             --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.95              --                  --          --           12.14%
         Highest contract charge 1.90% Class B          $11.60              --                  --          --           10.48%
         All contract charges                               --         102,373          $1,167,606        1.13%             --
  2009   Lowest contract charge 0.50% Class B           $12.44              --                  --          --           19.87%
         Highest contract charge 1.90% Class B          $10.50              --                  --          --           18.20%
         All contract charges                               --         114,911          $1,181,003        2.14%             --
  2008   Lowest contract charge 0.50% Class B           $10.38              --                  --          --          (43.62)%
         Highest contract charge 1.90% Class B          $ 8.88              --                  --          --          (44.43)%
         All contract charges                               --         128,632          $1,114,977        2.84%             --
  2007   Lowest contract charge 0.50% Class B           $18.41              --                  --          --           (5.05)%
         Highest contract charge 1.90% Class B          $15.98              --                  --          --           (6.39)%
         All contract charges                               --         150,945          $2,349,958        1.61%             --
  2006   Lowest contract charge 0.50% Class B           $19.39              --                  --          --           20.78%
         Highest contract charge 1.90% Class B          $17.07              --                  --          --           19.09%
         All contract charges                               --         110,933          $1,850,638        1.64%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $11.10              --                  --          --           16.97%
         Highest contract charge 1.90% Class B          $10.24              --                  --          --           15.19%
         All contract charges                               --          15,108          $  158,531        0.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.49              --                  --          --           17.49%
         Highest contract charge 1.90% Class B          $ 8.89              --                  --          --           15.84%
         All contract charges                               --          12,954          $  117,413        0.74%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.08              --                  --          --          (36.88)%
         Highest contract charge 1.90% Class B          $ 7.67              --                  --          --          (37.74)%
         All contract charges                               --          12,007          $   93,540        1.55%             --
  2007   Lowest contract charge 0.50% Class B           $12.80              --                  --          --            2.98%
         Highest contract charge 1.90% Class B          $12.32              --                  --          --            1.48%
         All contract charges                               --          11,815          $  147,275        1.13%             --
  2006   Lowest contract charge 0.50% Class B           $12.43              --                  --          --           16.63%
         Highest contract charge 1.90% Class B          $12.14              --                  --          --           14.99%
         All contract charges                               --          11,071          $  135,386        1.21%             --

                                     FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.76             --                 --         --           13.42%
         Highest contract charge 1.90% Class B           $11.77             --                 --         --           11.78%
         All contract charges                                --         15,873         $  191,761       0.39%             --
  2009   Lowest contract charge 0.50% Class B            $11.25             --                 --         --           24.86%
         Highest contract charge 1.90% Class B           $10.53             --                 --         --           23.16%
         All contract charges                                --         14,412         $  154,971       0.68%             --
  2008   Lowest contract charge 0.50% Class B            $ 9.01             --                 --         --          (31.27)%
         Highest contract charge 1.90% Class B           $ 8.55             --                 --         --          (32.30)%
         All contract charges                                --          9,794         $   85,138       1.16%             --
  2007   Lowest contract charge 0.50% Class B            $13.11             --                 --         --           10.08%
         Highest contract charge 1.90% Class B           $12.63             --                 --         --            8.60%
         All contract charges                                            6,105         $   78,014       0.80%             --
  2006   Lowest contract charge 0.50% Class B            $11.91             --                 --         --           12.13%
         Highest contract charge 1.90% Class B           $11.63             --                 --         --           10.56%
         All contract charges                                --          4,229         $   49,544       1.21%             --
EQ/MID CAP INDEX
----------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.07             --                 --         --           24.36%
         Highest contract charge 1.70% Class A (r)       $13.01             --                 --         --           23.90%
         All contract charges                                --            185         $    2,418       0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.45%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.45%
         All contract charges                                --             --                 --       1.09%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.49             --                 --         --           25.03%
         Highest contract charge 1.90% Class B           $10.79             --                 --         --           23.31%
         All contract charges                                --         59,447         $  732,139       0.74%             --
  2009   Lowest contract charge 0.50% Class B            $ 9.99             --                 --         --           35.67%
         Highest contract charge 1.90% Class B           $ 8.75             --                 --         --           33.76%
         All contract charges                                --         65,727         $  652,650       1.09%             --
  2008   Lowest contract charge 0.50% Class B            $ 7.36             --                 --         --          (49.55)%
         Highest contract charge 1.90% Class B           $ 6.54             --                 --         --          (50.27)%
         All contract charges                                --         67,946         $  500,886       0.89%             --
  2007   Lowest contract charge 0.50% Class B            $14.59             --                 --         --            7.44%
         Highest contract charge 1.90% Class B           $13.15             --                 --         --            5.96%
         All contract charges                                --         70,501         $1,035,525       0.00%             --
  2006   Lowest contract charge 0.50% Class B            $13.58             --                 --         --           10.97%
         Highest contract charge 1.90% Class B           $12.41             --                 --         --            9.41%
         All contract charges                                --         72,246         $  989,519       3.28%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $12.71             --                 --         --           20.93%
         Highest contract charge 1.70% Class A (r)       $12.65             --                 --         --           20.48%
         All contract charges                                --             25         $      321       0.98%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.06%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.06%
         All contract charges                                --             --                 --       1.69%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $18.49             --                 --         --           21.81%
         Highest contract charge 1.90% Class B           $15.24             --                 --         --           20.19%
         All contract charges                                --         75,286         $1,136,423       0.98%             --

                                     FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MID CAP VALUE PLUS (g) (h) (i) (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $15.18               --                 --          --           35.14%
         Highest contract charge 1.90% Class B          $12.68               --                 --          --           33.22%
         All contract charges                               --           88,122         $1,102,630        1.69%             --
  2008   Lowest contract charge 0.50% Class B           $11.23               --                 --          --          (39.85)%
         Highest contract charge 1.90% Class B          $ 9.52               --                 --          --          (40.69)%
         All contract charges                               --           41,940         $  400,022        1.38%             --
  2007   Lowest contract charge 0.50% Class B           $18.67               --                 --          --           (2.10)%
         Highest contract charge 1.90% Class B          $16.05               --                 --          --           (3.49)%
         All contract charges                               --           50,595         $  811,824        0.97%             --
  2006   Lowest contract charge 0.50% Class B           $19.07               --                 --          --           11.92%
         Highest contract charge 1.90% Class B          $16.63               --                 --          --           10.35%
         All contract charges                               --           57,023         $  948,678        0.31%             --
EQ/MONEY MARKET
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $ 9.87               --                 --          --           (1.20)%
         Highest contract charge 1.70% Class A (r)      $ 9.82               --                 --          --           (1.60)%
         All contract charges                               --            2,179         $   21,441        0.00%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.99               --                 --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $ 9.98               --                 --          --           (0.10)%
         All contract charges                               --               22         $      215        0.00%             --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 1.90%*
  2010   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            0.00 %
         Highest contract charge 1.90% Class B          $25.25               --                 --          --           (1.90)%
         All contract charges                               --           65,197         $  653,462        0.00%             --
  2009   Lowest contract charge 0.00% Class B           $44.43               --                 --          --           (0.01)%
         Highest contract charge 1.90% Class B          $25.74               --                 --          --           (1.90)%
         All contract charges                               --           60,968         $  941,402          --              --
  2008   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            2.11%
         Highest contract charge 1.90% Class B          $26.24               --                 --          --            0.15%
         All contract charges                               --           90,924         $1,493,712        1.93%             --
  2007   Lowest contract charge 0.00% Class B           $43.51               --                 --          --            4.72%
         Highest contract charge 1.90% Class B          $26.20               --                 --          --            2.70%
         All contract charges                               --           45,468         $  851,459        4.59%             --
  2006   Lowest contract charge 0.00% Class B           $41.55               --                 --          --            4.48%
         Highest contract charge 1.90% Class B          $25.51               --                 --          --            2.51%
         All contract charges                               --           33,332         $  612,694        4.41%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.00               --                 --          --            7.00%
         Highest contract charge 1.70% Class A (r)      $10.95               --                 --          --            6.62%
         All contract charges                               --              458         $    5,029        0.56%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28               --                 --          --            0.98%
         Highest contract charge 1.70% Class A (r)      $10.27               --                 --          --            0.98%
         All contract charges                               --                1         $        6        0.38%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 5.87               --                 --          --            7.71%
         Highest contract charge 1.90% Class B          $ 4.95               --                 --          --            6.22%
         All contract charges                               --           38,121         $  169,152        0.56%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.45               --                 --          --           29.18%
         Highest contract charge 1.90% Class B          $ 4.66               --                 --          --           27.29%
         All contract charges                               --           41,296         $  172,778        0.38%             --

                                     FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B            $ 4.22              --                --          --          (33.23)%
         Highest contract charge 1.90% Class B           $ 3.66              --                --          --          (34.17)%
         All contract charges                                --          43,561          $143,894        0.26%             --
  2007   Lowest contract charge 0.50% Class B            $ 6.32              --                --          --           20.15%
         Highest contract charge 1.90% Class B           $ 5.56              --                --          --           18.55%
         All contract charges                                --          18,657          $100,498        0.37%             --
  2006   Lowest contract charge 0.50% Class B            $ 5.26              --                --          --            7.41%
         Highest contract charge 1.90% Class B           $ 4.69              --                --          --            5.90%
         All contract charges                                --           6,440          $ 30,006        0.21%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.36              --                --          --           30.85%
         Highest contract charge 1.70% Class A (r)       $13.30              --                --          --           30.39%
         All contract charges                                --             456          $  6,078        0.12%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.21              --                --          --            0.79%
         Highest contract charge 1.70% Class A (r)       $10.20              --                --          --            0.69%
         All contract charges                                --               3          $     23        0.00%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $17.77              --                --          --           31.63%
         Highest contract charge 1.90% Class B           $16.40              --                --          --           29.85%
         All contract charges                                --          36,207          $608,343        0.12%             --
  2009   Lowest contract charge 0.50% Class B            $13.50              --                --          --           56.21%
         Highest contract charge 1.90% Class B           $12.63              --                --          --           54.06%
         All contract charges                                --          31,529          $406,393        0.00%             --
  2008   Lowest contract charge 0.50% Class B            $ 8.64              --                --          --          (47.57)%
         Highest contract charge 1.90% Class B           $ 8.20              --                --          --          (48.33)%
         All contract charges                                --          25,257          $210,339        0.00%             --
  2007   Lowest contract charge 0.50% Class B            $16.48              --                --          --           21.80%
         Highest contract charge 1.90% Class B           $15.87              --                --          --           20.14%
         All contract charges                                --          19,555          $313,835        0.33%             --
  2006   Lowest contract charge 0.50% Class B            $13.53              --                --          --            8.71%
         Highest contract charge 1.90% Class B           $13.21              --                --          --            7.19%
         All contract charges                                --           8,738          $116,309        0.47%             --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.34              --                --          --           10.74%
         Highest contract charge 1.70% Class A (r)       $11.29              --                --          --           10.25%
         All contract charges                                --              47          $    529        1.81%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.24              --                --          --            0.49%
         Highest contract charge 1.70% Class A (r)       $10.24              --                --          --            0.49%
         All contract charges                                --              --                --        0.18%            --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)        $ 9.28              --                --          --           11.40%
         Highest contract charge 1.90% Class B (a)       $ 8.73              --                --          --            9.81%
         All contract charges                                --          25,932          $230,267        1.81%             --
  2009   Lowest contract charge 0.50% Class B (a)        $ 8.33              --                --          --           24.48%
         Highest contract charge 1.90% Class B (a)       $ 7.95              --                --          --           22.81%
         All contract charges                                --          29,595          $238,330        0.18%             --
  2008   Lowest contract charge 0.50% Class B (a)        $ 6.69              --                --          --          (38.40)%
         Highest contract charge 1.90% Class B (a)       $ 6.47              --                --          --          (39.31)%
         All contract charges                                --          31,398          $205,168        3.61%             --

                                     FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
--------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $10.86              --                 --         --            1.12%
         Highest contract charge 1.90% Class B (a)     $10.66              --                 --         --           (0.28)%
         All contract charges                              --          32,835         $  351,879       0.00%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.74              --                 --         --            7.38%
         Highest contract charge 1.90% Class B (a)     $10.69              --                 --         --            6.92%
         All contract charges                              --           7,714         $   82,586       0.39%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.61              --                 --         --           14.05%
         Highest contract charge 1.70% Class A (r)     $11.55              --                 --         --           13.46%
         All contract charges                              --             264         $    3,054       0.65%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.18              --                 --         --            0.00%
         Highest contract charge 1.70% Class A (r)     $10.18              --                 --         --            0.00%
         All contract charges                              --               1         $        7       0.66%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.90              --                 --         --           14.62%
         Highest contract charge 1.90% Class B (a)     $10.26              --                 --         --           13.00%
         All contract charges                              --          23,163         $  241,951       0.65%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.51              --                 --         --           37.88%
         Highest contract charge 1.90% Class B (a)     $ 9.08              --                 --         --           35.88%
         All contract charges                              --          17,703         $  162,900       0.66%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.90              --                 --         --          (41.03)%
         Highest contract charge 1.90% Class B (a)     $ 6.68              --                 --         --          (41.81)%
         All contract charges                              --          13,246         $   89,280       1.29%             --
  2007   Lowest contract charge 0.50% Class B (a)      $11.70              --                 --         --            5.22%
         Highest contract charge 1.90% Class B (a)     $11.48              --                 --         --            3.70%
         All contract charges                              --           9,648         $  111,407       0.39%             --
  2006   Lowest contract charge 0.50% Class B (a)      $11.12              --                 --         --           11.23%
         Highest contract charge 1.90% Class B (a)     $11.07              --                 --         --           10.75%
         All contract charges                              --           1,756         $   19,483       0.07%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 9.96              --                 --         --           (0.30)%
         Highest contract charge 1.70% Class A (r)     $ 9.92              --                 --         --           (0.60)%
         All contract charges                              --           1,339         $   13,301       0.32%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.99              --                 --         --           (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 9.98              --                 --         --           (0.10)%
         All contract charges                              --               9                 90       1.17%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $11.40              --                 --         --            0.35%
         Highest contract charge 1.90% Class B         $10.52              --                 --         --           (1.03)%
         All contract charges                              --         121,269         $1,281,207       0.32%             --
  2009   Lowest contract charge 0.50% Class B          $11.36              --                 --         --            7.45%
         Highest contract charge 1.90% Class B         $10.63              --                 --         --            5.99%
         All contract charges                              --         132,946         $1,414,881       1.17%             --
  2008   Lowest contract charge 0.50% Class B          $10.57              --                 --         --           (4.52)%
         Highest contract charge 1.90% Class B         $10.03              --                 --         --           (5.91)%
         All contract charges                              --          91,323         $  917,805       3.21%             --
  2007   Lowest contract charge 0.50% Class B          $11.07              --                 --         --           10.92%
         Highest contract charge 1.90% Class B         $10.66              --                 --         --            9.33%
         All contract charges                              --          45,578         $  486,803       3.07%             --

                                     FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/PIMCO ULTRA SHORT BOND (j) (k) (CONTINUED)
---------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B          $ 9.75               --               --            --         (1.51)%
         All contract charges                               --           31,108        $ 304,380          4.98%           --
EQ/QUALITY BOND PLUS (n)
------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $19.80               --               --            --          5.71%
         Highest contract charge 1.90% Class B          $15.51               --               --            --          4.23%
         All contract charges                               --           43,644        $ 565,217         10.49%           --
  2009   Lowest contract charge 0.50% Class B           $18.73               --               --            --          5.54%
         Highest contract charge 1.90% Class B          $14.88               --               --            --          4.06%
         All contract charges                               --           44,906        $ 558,182          3.96%           --
  2008   Lowest contract charge 0.50% Class B           $17.75               --               --            --         (7.02)%
         Highest contract charge 1.90% Class B          $14.30               --               --            --         (8.33)%
         All contract charges                               --           26,466        $ 326,277          5.04%           --
  2007   Lowest contract charge 0.50% Class B           $19.09               --               --            --          4.03%
         Highest contract charge 1.90% Class B          $15.60               --               --            --          2.56%
         All contract charges                                            28,944        $ 393,130          4.95%           --
  2006   Lowest contract charge 0.50% Class B           $18.35               --               --            --          3.30%
         Highest contract charge 1.90% Class B          $15.21               --               --            --          1.85%
         All contract charges                               --           27,600        $ 371,451          4.04%           --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.40               --               --            --         24.54%
         Highest contract charge 1.70% Class A (r)      $13.34               --               --            --         23.98%
         All contract charges                               --              193        $   2,581          0.97%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.76               --               --            --          2.57%
         Highest contract charge 1.70% Class A (r)      $10.76               --               --            --          2.57%
         All contract charges                               --                1        $      11          1.55%           --
EQ/SMALL COMPANY INDEX (p)
--------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $18.62               --               --            --         25.13%
         Highest contract charge 1.90% Class B          $15.49               --               --            --         23.43%
         All contract charges                               --           33,448        $ 506,182          0.97%           --
  2009   Lowest contract charge 0.50% Class B           $14.88               --               --            --         25.54%
         Highest contract charge 1.90% Class B          $12.55               --               --            --         23.76%
         All contract charges                               --           36,011        $ 440,098          1.55%           --
  2008   Lowest contract charge 0.50% Class B           $11.85               --               --            --        (34.49)%
         Highest contract charge 1.90% Class B          $10.14               --               --            --        (35.41)%
         All contract charges                               --           28,477        $ 282,432          0.85%           --
  2007   Lowest contract charge 0.50% Class B           $18.09               --               --            --         (2.32)%
         Highest contract charge 1.90% Class B          $15.70               --               --            --         (3.68)%
         All contract charges                                            28,985        $ 444,440          1.31%           --
  2006   Lowest contract charge 0.50% Class B           $18.52               --               --            --         17.12%
         Highest contract charge 1.90% Class B          $16.30               --               --            --         15.48%
         All contract charges                               --           29,757        $ 475,296          1.32%           --
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92               --               --            --         15.17%
         Highest contract charge 1.70% Class A (r)      $11.86               --               --            --         14.70%
         All contract charges                               --              443        $   5,276          0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.35               --               --            --          1.67%
         Highest contract charge 1.70% Class A (r)      $10.34               --               --            --          1.57%
         All contract charges                               --                3        $      38            --            --

                                     FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/T. ROWE PRICE GROWTH STOCK (c)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $19.50             --                --            --           15.80%
         Highest contract charge 1.90% Class B         $14.19             --                --            --           14.16%
         All contract charges                              --         31,081          $396,968          0.00%             --
  2009   Lowest contract charge 0.50% Class B          $16.84             --                --            --           41.96%
         Highest contract charge 1.90% Class B         $12.43             --                --            --           39.94%
         All contract charges                              --         27,386          $313,026            --              --
  2008   Lowest contract charge 0.50% Class B          $11.86             --                --            --          (42.51)%
         Highest contract charge 1.90% Class B         $ 8.88             --                --            --          (43.33)%
         All contract charges                              --         19,024          $167,244            --              --
  2007   Lowest contract charge 0.50% Class B          $20.63             --                --            --            6.67%
         Highest contract charge 1.90% Class B         $15.67             --                --            --            5.24%
         All contract charges                                         17,951          $291,072          0.13%             --
  2006   Lowest contract charge 0.50% Class B          $19.34             --                --            --           (4.49)%
         Highest contract charge 1.90% Class B         $14.89             --                --            --           (5.83)%
         All contract charges                              --          3,277          $ 51,291            --              --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.87             --                --            --            6.88%
         Highest contract charge 1.70% Class A (r)     $10.82             --                --            --            6.39%
         All contract charges                              --             87          $    941          1.48%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                --            --            0.10%
         Highest contract charge 1.70% Class A (r)     $10.17             --                --            --            0.10%
         All contract charges                              --             --          $      3          1.50%             --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 8.97             --                --            --            7.43%
         Highest contract charge 1.90% Class B (a)     $ 8.44             --                --            --            6.03%
         All contract charges                              --         22,506          $193,279          1.48%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 8.35             --                --            --           29.41%
         Highest contract charge 1.90% Class B (a)     $ 7.96             --                --            --           27.63%
         All contract charges                              --         22,755          $183,693          1.50%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.45             --                --            --          (41.15)%
         Highest contract charge 1.90% Class B (a)     $ 6.24             --                --            --          (41.95)%
         All contract charges                              --         23,768          $149,788          1.56%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.96             --                --            --            1.58%
         Highest contract charge 1.90% Class B (a)     $10.75             --                --            --            0.09%
         All contract charges                              --         26,167          $282,910          0.63%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.79             --                --            --            7.86%
         Highest contract charge 1.90% Class B (a)     $10.74             --                --            --            7.39%
         All contract charges                              --          6,220          $ 66,882          0.46%             --
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 5.97             --                --            --           12.64%
         Highest contract charge 1.90% Class B         $ 5.03             --                --            --           11.04%
         All contract charges                              --         16,460          $ 70,007          0.72%             --
  2009   Lowest contract charge 0.50% Class B          $ 5.30             --                --            --           31.90%
         Highest contract charge 1.90% Class B         $ 4.53             --                --            --           29.83%
         All contract charges                              --         16,033          $ 63,781          0.85%             --
  2008   Lowest contract charge 0.50% Class B          $ 4.02             --                --            --          (40.36)%
         Highest contract charge 1.90% Class B         $ 3.49             --                --            --          (41.15)%
         All contract charges                              --         14,961          $ 48,057          1.26%             --

                                     FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT      TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**   RETURN***
                                                             ------------ ------------------ ------------ ---------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
----------------------------------
  2007  Lowest contract charge 0.50% Class B                  $  6.74               --               --            --        0.60%
        Highest contract charge 1.90% Class B                 $  5.93               --               --            --       (0.67)%
        All contract charges                                       --           15,122        $  84,474          0.85%         --
  2006  Lowest contract charge 0.50% Class B                  $  6.70               --               --            --       13.58%
        Highest contract charge 1.90% Class B                 $  5.97               --               --            --       11.99%
        All contract charges                                       --           11,683        $  70,569          0.90%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Class A (r)              $ 11.64               --               --            --       14.01%
        Highest contract charge 1.70% Class A (r)             $ 11.59               --               --            --       13.52%
        All contract charges                                       --               83        $     969          1.26%         --
  2009  Lowest contract charge 1.30% Class A (r)              $ 10.21               --               --            --       (0.29)%
        Highest contract charge 1.70% Class A (r)             $ 10.21               --               --            --       (0.20)%
        All contract charges                                       --               --        $       2          1.44%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 10.78               --               --            --       14.56%
        Highest contract charge 1.90% Class B                 $  9.95               --               --            --       13.07%
        All contract charges                                       --           23,369        $ 237,948          1.26%         --
  2009  Lowest contract charge 0.50% Class B                  $  9.41               --               --            --       27.79%
        Highest contract charge 1.90% Class B                 $  8.80               --               --            --       25.94%
        All contract charges                                       --           24,454        $ 219,381          1.44%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.36               --               --            --      (37.25)%
        Highest contract charge 1.90% Class B                 $  6.99               --               --            --      (38.14)%
        All contract charges                                       --           26,088        $ 185,024          1.98%         --
  2007  Lowest contract charge 0.50% Class B                  $ 11.73               --               --            --       (3.06)%
        Highest contract charge 1.90% Class B                 $ 11.30               --               --            --       (4.32)%
        All contract charges                                       --           25,019        $ 285,776          1.63%         --
  2006  Lowest contract charge 0.50% Class B                  $ 12.10               --               --            --       15.33%
        Highest contract charge 1.90% Class B                 $ 11.81               --               --            --       13.71%
        All contract charges                                       --           21,516        $ 255,976          3.07%         --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 12.42               --               --            --       16.73%
        Highest contract charge 1.90% Class B                 $ 10.48               --               --            --       15.04%
        All contract charges                                       --           31,147        $ 413,230          0.01%         --
  2009  Lowest contract charge 0.50% Class B                  $ 10.64               --               --            --       39.68%
        Highest contract charge 1.90% Class B                 $  9.11               --               --            --       37.57%
        All contract charges                                       --           25,747        $ 295,437          0.19%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.62               --               --            --      (27.98)%
        Highest contract charge 1.90% Class B                 $  6.62               --               --            --      (28.97)%
        All contract charges                                       --           15,753        $ 128,962          0.60%         --
  2007  Lowest contract charge 0.50% Class B                  $ 10.58               --               --            --       10.79%
        Highest contract charge 1.90% Class B                 $  9.32               --               --            --        9.26%
        All contract charges                                                    15,374        $ 176,492          0.00%
  2006  Lowest contract charge 0.50% Class B                  $  9.55               --               --            --        5.34%
        Highest contract charge 1.90% Class B                 $  8.53               --               --            --        3.86%
        All contract charges                                       --           13,748        $ 141,667          2.13%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Service Class 2 (r) (s)  $ 11.75               --               --            --       14.52%
        Highest contract charge 1.70% Service Class 2 (r) (s) $ 11.70               --               --            --       14.04%
        All contract charges                                       --               66        $     773          1.41%         --

                                     FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT     TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**  RETURN***
                                                             ------------ ------------------ ------------ --------------- ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $11.97              --               --          --         15.43%
         Highest contract charge 1.70% Service Class 2 (r)      $11.91              --               --          --         14.85%
         All contract charges                                       --           1,053          $12,580        2.01%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.37              --               --          --          0.78%
         Lowest contract charge 1.70% Service Class 2 (r)       $10.37              --               --          --          0.78%
         All contract charges                                       --               2          $    18        0.00%           --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $12.91              --               --          --         26.94%
         Highest contract charge 1.70% Service Class 2 (r)      $12.85              --               --          --         26.35%
         All contract charges                                       --             417          $ 5,377        0.33%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.17              --               --          --          0.59%
         Highest contract charge 1.70% Service Class 2 (r)      $10.17              --               --          --          0.59%
         All contract charges                                       --               1          $     6        0.00%           --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $10.90              --               --          --          7.50%
         Highest contract charge 1.70% Service Class 2 (r)      $10.85              --               --          --          7.11%
         All contract charges                                       --             631          $ 6,871       10.45%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.14              --               --          --          0.10%
         Highest contract charge 1.70% Service Class 2 (r)      $10.13              --               --          --          0.00%
         All contract charges                                       --               2          $    23        0.00%           --
FRANKLIN INCOME SECURITIES FUND
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.87              --               --          --         11.49%
         Highest contract charge 1.70% Class 2 (u)              $10.83              --               --          --         11.08%
         All contract charges                                       --             352          $ 3,815        2.89%           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)               $11.11              --               --          --          9.46%
         Highest contract charge 1.70% Class 2 (r)              $11.06              --               --          --          8.97%
         All contract charges                                       --             440          $ 4,880        3.69%           --
  2009   Lowest contract charge 1.30% Class 2 (r)               $10.15              --               --          --          0.50%
         Highest contract charge 1.70% Class 2 (r)              $10.15              --               --          --          0.59%
         All contract charges                                       --               5          $    46          --            --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.62              --               --          --          9.82%
         Highest contract charge 1.70% Class 2 (u)              $10.58              --               --          --          9.41%
         All contract charges                                       --             104          $ 1,103        5.07%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)        $12.90              --               --          --         23.09%
         Highest contract charge 1.70% Service Shares (r)       $12.84              --               --          --         22.64%
         All contract charges                                       --             243          $ 3,129        1.08%           --
  2009   Lowest contract charge 1.30% Service Shares (r)        $10.48              --               --          --          0.87%
         Highest contract charge 1.70% Service Shares (r)       $10.47              --               --          --          0.77%
         All contract charges                                       --              --          $     3          --            --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)         $10.88              --               --          --          8.69%
         Highest contract charge 1.70% Series II (r) (s)        $10.83              --               --          --          8.30%
         All contract charges                                       --              59          $   639        0.00%           --

                                     FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.83             --                --            --          15.75%
         Highest contract charge 1.70% Series II (r)       $11.77             --                --            --          15.17%
         All contract charges                                  --            483            $5,702          7.92%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.22             --                --            --           0.39%
         Highest contract charge 1.70% Series II (r)       $10.22             --                --            --           0.49%
         All contract charges                                  --              1            $   12            --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $11.40             --                --            --          11.22%
         Highest contract charge 1.70% Series II (r) (s)   $11.34             --                --            --          10.63%
         All contract charges                                  --            366            $4,164          2.80%            --
INVESCO V.I. LEISURE FUND
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $12.36             --                --            --          20.12%
         Highest contract charge 1.70% Series II (r) (s)   $12.31             --                --            --          19.63%
         All contract charges                                  --             11            $  134          0.76%            --
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.67             --                --            --          12.32%
         Highest contract charge 1.70% Series II (r)       $11.61             --                --            --          11.85%
         All contract charges                                  --            123            $1,433          0.49%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.39             --                --            --           0.87%
         Highest contract charge 1.70% Series II (r)       $10.38             --                --            --           0.78%
         All contract charges                                  --             --            $    1            --             --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $13.50             --                --            --          26.52%
         Highest contract charge 1.70% Series II (r) (s)   $13.44             --                --            --          26.08%
         All contract charges                                  --             71            $  950          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.66             --                --            --          14.88%
         Highest contract charge 1.70% Common Shares (r)   $11.61             --                --            --          14.38%
         All contract charges                                  --            378            $4,399          0.51%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.15             --                --            --           0.20%
         Highest contract charge 1.70% Common Shares (r)   $10.15             --                --            --           0.30%
         All contract charges                                  --              1            $   13            --             --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $12.43             --                --            --          20.45%
         Highest contract charge 1.70% Common Shares (r)   $12.37             --                --            --          19.86%
         All contract charges                                  --            229            $2,846          0.13%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.32             --                --            --           3.41%
         Highest contract charge 1.70% Common Shares (r)   $10.32             --                --            --           3.51%
         All contract charges                                  --             --                --            --             --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.96             --                --            --          15.56%
         Highest contract charge 1.70% Common Shares (r)   $11.90             --                --            --          15.09%
         All contract charges                                  --            419            $5,015          0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.35             --                --            --           2.07%
         Highest contract charge 1.70% Common Shares (r)   $10.34             --                --            --           1.97%
         All contract charges                                  --              7            $   73            --             --

                                     FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.67             --                --           --          13.30%
         Highest contract charge 1.70% Common Shares (r)      $11.62             --                --           --          12.93%
         All contract charges                                     --            778           $ 9,066         4.09%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.30             --                --           --           1.08%
         Highest contract charge 1.70% Common Shares (r)      $10.29             --                --           --           1.08%
         All contract charges                                     --              2           $    25         0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.54             --                --           --          29.82%
         Highest contract charge 1.70% Common Shares (r)      $13.48             --                --           --          29.37%
         All contract charges                                     --            328           $ 4,427         0.01%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.43             --                --           --           1.16%
         Highest contract charge 1.70% Common Shares (r)      $10.42             --                --           --           1.17%
         All contract charges                                     --              2           $    21           --             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.82             --                --           --          11.30%
         Highest contract charge 1.70% Common Shares (r)      $11.76             --                --           --          10.84%
         All contract charges                                     --            227           $ 2,680         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.62             --                --           --           2.61%
         Highest contract charge 1.70% Common Shares (r)      $10.61             --                --           --           2.61%
         All contract charges                                     --             --           $     2           --             --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.44             --                --           --          27.15%
         Highest contract charge 1.70% Common Shares (r)      $13.38             --                --           --          26.70%
         All contract charges                                     --            279           $ 3,742         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.57             --                --           --           3.02%
         Highest contract charge 1.70% Common Shares (r)      $10.56             --                --           --           3.02%
         All contract charges                                     --             --           $     3           --             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)      $12.37             --                --           --          21.16%
         Highest contract charge 1.70% Service Shares (r)     $12.31             --                --           --          20.57%
         All contract charges                                     --          1,064           $13,133         2.91%            --
  2009   Lowest contract charge 1.30% Service Shares (r)      $10.21             --                --           --           0.10%
         Highest contract charge 1.70% Service Shares (r)     $10.21             --                --           --           0.20%
         All contract charges                                     --              2           $    23           --             --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r)       $10.83             --                --           --           7.33%
         Highest contract charge 1.70% Service Class (r)      $10.78             --                --           --           6.94%
         All contract charges                                     --            501           $ 5,419         0.32%            --
  2009   Lowest contract charge 1.30% Service Class (r)       $10.09             --                --           --          (0.79)%
         Highest contract charge 1.70% Service Class (r)      $10.08             --                --           --          (0.88)%
         All contract charges                                     --             --           $     3           --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r) (s)   $11.55             --                --           --          10.63%
         Highest contract charge 1.70% Service Class (r) (s)  $11.50             --                --           --          10.26%
         All contract charges                                     --            162           $ 1,874         0.07%            --

                                     FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.29               --                --            --         9.51%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.23               --                --            --         8.92%
          (r) (s)
         All contract charges                                  --              111        $    1,249          0.06%          --
MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $12.17               --                --            --        18.62%
          (r) (s)
         Highest contract charge 1.70% Service Class       $12.12               --                --            --        18.24%
          (r) (s)
         All contract charges                                  --              156        $    1,899          0.00%          --
MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.80               --                --            --        12.06%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.74               --                --            --        11.49%
          (r) (s)
         All contract charges                                  --              140        $    1,648          1.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (l) (v)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $67.09               --                --            --       17.02%
         Highest contract charge 1.90% Class B             $47.12               --                --            --       15.38%
         All contract charges                                  --           31,493        $  579,330          0.61%         --
  2009   Lowest contract charge 0.50% Class B              $57.33               --                --            --       36.59%
         Highest contract charge 1.90% Class B             $40.84               --                --            --       34.68%
         All contract charges                                  --           21,905        $  337,968          0.21%         --
  2008   Lowest contract charge 0.50% Class B              $41.97               --                --            --      (46.95)%
         Highest contract charge 1.90% Class B             $30.32               --                --            --      (47.70)%
         All contract charges                                  --            5,087        $   67,727          0.36%         --
  2007   Lowest contract charge 0.50% Class B              $79.11               --                --            --        10.83%
         Highest contract charge 1.90% Class B             $57.97               --                --            --         9.25%
         All contract charges                                                4,950        $  134,774          0.00%          --
  2006   Lowest contract charge 0.50% Class B              $71.38               --                --            --         4.59%
         Highest contract charge 1.90% Class B             $53.06               --                --            --         3.12%
         All contract charges                                  --            5,287        $  139,296            --           --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.74               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $12.97               --                --            --         4.18%
         All contract charges                                  --           88,517        $1,150,810          2.78%          --
  2009   Lowest contract charge 0.50% Class B              $13.95               --                --            --         7.78%
         Highest contract charge 1.90% Class B             $12.45               --                --            --         6.25%
         All contract charges                                  --           83,528        $1,038,056          3.59%          --
  2008   Lowest contract charge 0.50% Class B              $12.94               --                --            --         1.97%
         Highest contract charge 1.90% Class B             $11.72               --                --            --         0.51%
         All contract charges                                  --           62,629        $  734,371          4.89%
  2007   Lowest contract charge 0.50% Class B              $12.69               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $11.66               --                --            --         4.20%
         All contract charges                                               55,947        $  653,841          4.09%          --
  2006   Lowest contract charge 0.50% Class B              $12.01               --                --            --         3.25%
         Highest contract charge 1.90% Class B             $11.19               --                --            --         1.80%
         All contract charges                                  --           58,160        $  651,206          4.11%          --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.29               --                --            --        6.40 %
         Highest contract charge 1.90% Class B             $12.58               --                --            --        4.92 %
         All contract charges                                  --           32,262        $  445,001          2.96%         --

                                     FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B       $13.43               --               --           --           29.22%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           27.38%
         All contract charges                           --           35,009         $457,905         1.62%             --
  2008   Lowest contract charge 0.50% Class B       $10.39               --               --           --          (47.47)%
         Highest contract charge 1.90% Class B      $ 9.41               --               --           --          (48.21)%
         All contract charges                           --           34,884         $355,985         1.57%             --
  2007   Lowest contract charge 0.50% Class B       $19.78               --               --           --           11.88%
         Highest contract charge 1.90% Class B      $18.17               --               --           --           10.25%
         All contract charges                           --           34,725         $680,288         0.73%             --
  2006   Lowest contract charge 0.50% Class B       $17.68               --               --           --           24.69%
         Highest contract charge 1.90% Class B      $16.48               --               --           --           22.94%
         All contract charges                           --           32,231         $568,482         2.23%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $11.84               --               --           --           10.97%
         Highest contract charge 1.90% Class B      $10.42               --               --           --            9.45%
         All contract charges                           --           12,797         $145,347         0.28%             --
  2009   Lowest contract charge 0.50% Class B       $10.67               --               --           --           31.84%
         Highest contract charge 1.90% Class B      $ 9.52               --               --           --           29.91%
         All contract charges                           --           12,893         $132,944         1.49%             --
  2008   Lowest contract charge 0.50% Class B       $ 8.09               --               --           --          (39.85)%
         Highest contract charge 1.90% Class B      $ 7.33               --               --           --          (40.65)%
         All contract charges                           --           12,279         $ 96,551         0.52%             --
  2007   Lowest contract charge 0.50% Class B       $13.45               --               --           --            4.51%
         Highest contract charge 1.90% Class B      $12.35               --               --           --            3.00%
         All contract charges                                        13,471         $177,274         0.41%             --
  2006   Lowest contract charge 0.50% Class B       $12.87               --               --           --           13.01%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           11.43%
         All contract charges                           --           13,690         $173,297         0.60%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $13.24               --               --           --           12.59%
         Highest contract charge 1.90% Class B      $11.65               --               --           --           10.95%
         All contract charges                           --           30,723         $390,159         0.87%             --
  2009   Lowest contract charge 0.50% Class B       $11.76               --               --           --           22.21%
         Highest contract charge 1.90% Class B      $10.50               --               --           --           20.51%
         All contract charges                           --           33,976         $386,795         1.82%             --
  2008   Lowest contract charge 0.50% Class B       $ 9.62               --               --           --          (37.73)%
         Highest contract charge 1.90% Class B      $ 8.71               --               --           --          (38.62)%
         All contract charges                           --           37,613         $353,373         1.40%             --
  2007   Lowest contract charge 0.50% Class B       $15.45               --               --           --            3.07%
         Highest contract charge 1.90% Class B      $14.19               --               --           --            1.65%
         All contract charges                                        38,402         $583,473         1.08%             --
  2006   Lowest contract charge 0.50% Class B       $14.99               --               --           --           18.73%
         Highest contract charge 1.90% Class B      $13.96               --               --           --           17.06%
         All contract charges                           --           39,025         $577,966         2.82%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $12.70               --               --           --           26.24%
         Highest contract charge 1.90% Class B      $11.18               --               --           --           24.50%
         All contract charges                           --           27,305         $351,919         0.00%             --
  2009   Lowest contract charge 0.50% Class B       $10.06               --               --           --           41.09%
         Highest contract charge 1.90% Class B      $ 8.98               --               --           --           39.02%
         All contract charges                           --           28,991         $297,480           --              --

                                     FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B       $ 7.13               --               --          --           (43.86)%
         Highest contract charge 1.90% Class B      $ 6.46               --               --          --           (44.64)%
         All contract charges                           --           29,642         $216,713          --               --
  2007   Lowest contract charge 0.50% Class B       $12.70               --               --          --            11.31%
         Highest contract charge 1.90% Class B      $11.67               --               --          --             9.78%
         All contract charges                                        31,721         $414,209          --               --
  2006   Lowest contract charge 0.50% Class B       $11.41               --               --          --             9.07%
         Highest contract charge 1.90% Class B      $10.63               --               --          --             7.54%
         All contract charges                           --           35,038         $410,676        0.51%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $16.46               --               --          --            24.32%
         Highest contract charge 1.90% Class B      $14.49               --               --          --            22.59%
         All contract charges                           --           26,265         $412,452        0.77%              --
  2009   Lowest contract charge 0.50% Class B       $13.24               --               --          --            43.65%
         Highest contract charge 1.90% Class B      $11.82               --               --          --            41.61%
         All contract charges                           --           26,843         $341,724        3.10%              --
  2008   Lowest contract charge 0.50% Class B       $ 9.22               --               --          --           (36.28)%
         Highest contract charge 1.90% Class B      $ 8.35               --               --          --           (37.17)%
         All contract charges                           --           26,245         $234,379        0.46%              --
  2007   Lowest contract charge 0.50% Class B       $14.47               --               --          --            (0.41)%
         Highest contract charge 1.90% Class B      $13.29               --               --          --            (1.85)%
         All contract charges                           --           27,826         $392,988        0.00%              --
  2006   Lowest contract charge 0.50% Class B       $14.53               --               --          --            14.16%
         Highest contract charge 1.90% Class B      $13.54               --               --          --            12.56%
         All contract charges                           --           30,733         $438,437        1.72%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $34.87               --               --          --             6.12%
         Highest contract charge 1.90% Class B      $24.82               --               --          --             4.64%
         All contract charges                           --           39,770         $619,466        2.62%              --
  2009   Lowest contract charge 0.50% Class B       $32.86               --               --          --             9.11%
         Highest contract charge 1.90% Class B      $23.72               --               --          --             7.55%
         All contract charges                           --           38,177         $578,492        4.60%              --
  2008   Lowest contract charge 0.50% Class B       $30.12               --               --          --           (23.90)%
         Highest contract charge 1.90% Class B      $22.06               --               --          --           (24.94)%
         All contract charges                           --           36,664         $531,727        8.68%              --
  2007   Lowest contract charge 0.50% Class B       $39.58               --               --          --             2.62%
         Highest contract charge 1.90% Class B      $29.39               --               --          --             1.17%
         All contract charges                           --           45,225         $879,446        7.17%              --
  2006   Lowest contract charge 0.50% Class B       $38.57               --               --          --             9.38%
         Highest contract charge 1.90% Class B      $29.05               --               --          --             7.85%
         All contract charges                           --           46,730         $935,762        6.95%              --
MULTIMANAGER SMALL CAP GROWTH (d)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $ 9.52               --               --          --            26.93%
         Highest contract charge 1.90% Class B      $ 8.02               --               --          --            25.12%
         All contract charges                           --           31,439         $238,081        0.00%              --
  2009   Lowest contract charge 0.50% Class B       $ 7.50               --               --          --            33.85%
         Highest contract charge 1.90% Class B      $ 6.41               --               --          --            32.08%
         All contract charges                           --           32,920         $199,904          --               --
  2008   Lowest contract charge 0.50% Class B       $ 5.60               --               --          --           (42.39)%
         Highest contract charge 1.90% Class B      $ 4.85               --               --          --           (43.27)%
         All contract charges                           --           28,780         $135,528          --               --

                                     FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


 Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
MULTIMANAGER SMALL CAP GROWTH (d) (CONTINUED)
---------------------------------------------
  2007   Lowest contract charge 0.50% Class B                $ 9.72               --              --           --           3.18%
         Highest contract charge 1.90% Class B               $ 8.55               --              --           --           1.79%
         All contract charges                                                 28,681        $242,159           --             --
  2006   Lowest contract charge 0.50% Class B                $ 9.42               --              --           --           9.66%
         Highest contract charge 1.90% Class B               $ 8.40               --              --           --           8.12%
         All contract charges                                    --           17,157        $147,393         1.40%            --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $18.36               --              --           --          23.89%
         Highest contract charge 1.90% Class B               $15.27               --              --           --          22.16%
         All contract charges                                    --           32,868        $463,526         0.15%            --
  2009   Lowest contract charge 0.50% Class B                $14.82               --              --           --          25.82%
         Highest contract charge 1.90% Class B               $12.50               --              --           --          24.04%
         All contract charges                                    --           36,368        $418,772         1.03%            --
  2008   Lowest contract charge 0.50% Class B                $11.78               --              --           --         (38.20)%
         Highest contract charge 1.90% Class B               $10.08               --              --           --         (39.06)%
         All contract charges                                    --           39,759        $368,923         0.24%            --
  2007   Lowest contract charge 0.50% Class B                $19.06               --              --           --         (10.31)%
         Highest contract charge 1.90% Class B               $16.54               --              --           --         (11.55)%
         All contract charges                                    --           47,546        $723,958         0.29%            --
  2006   Lowest contract charge 0.50% Class B                $21.25               --              --           --          15.53%
         Highest contract charge 1.90% Class B               $18.70               --              --           --          13.91%
         All contract charges                                    --           57,348        $992,117         5.49%            --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $12.65               --              --           --          17.13%
         Highest contract charge 1.90% Class B               $11.14               --              --           --          15.56%
         All contract charges                                    --           32,400        $410,547         0.00%            --
  2009   Lowest contract charge 0.50% Class B                $10.80               --              --           --          57.69%
         Highest contract charge 1.90% Class B               $ 9.64               --              --           --          55.54%
         All contract charges                                    --           33,513        $364,955           --             --
  2008   Lowest contract charge 0.50% Class B                $ 6.85               --              --           --         (47.35)%
         Highest contract charge 1.90% Class B               $ 6.20               --              --           --         (48.12)%
         All contract charges                                    --           27,756        $192,697           --             --
  2007   Lowest contract charge 0.50% Class B                $13.01               --              --           --          17.63%
         Highest contract charge 1.90% Class B               $11.95               --              --           --          15.91%
         All contract charges                                    --           28,291        $373,990           --             --
  2006   Lowest contract charge 0.50% Class B                $11.06               --              --           --           6.76%
         Highest contract charge 1.90% Class B               $10.31               --              --           --           5.26%
         All contract charges                                    --           24,173        $271,064           --             --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.74               --              --           --          10.84%
         Highest contract charge 1.70% Class 2 (u)           $10.70               --              --           --          10.42%
         All contract charges                                    --              146        $  1,562         1.66%            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class          $12.96               --              --           --          22.61%
          (r) (s)
         Highest contract charge 1.70% Advisor Class         $12.90               --              --           --          22.04%
          (r) (s)
         All contract charges                                    --              316        $  4,086        16.49%            --

                                     FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $11.11             --                --            --         10.55%
         Highest contract charge 1.70% Advisor Class (r)     $11.06             --                --            --         10.16%
         All contract charges                                    --            472           $ 5,238          4.65%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $10.05             --                --            --         (0.50)%
         Highest contract charge 1.70% Advisor Class (r)     $10.04             --                --            --         (0.50)%
         All contract charges                                    --             10           $    96          0.38%           --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61%
         Highest contract charge 1.70% Advisor Class (r)     $10.59             --                --            --          6.22%
         All contract charges                                    --            940           $ 9,982          3.10%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.40)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.97             --                --            --         (0.40)%
         All contract charges                                    --              7           $    71            --            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61 %
         Highest contract charge 1.70% Advisor Class (r)     $10.60             --                --            --          6.21 %
         All contract charges                                    --          2,268           $24,095          8.03%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.60)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.98             --                --            --         (0.60)%
         All contract charges                                    --              8           $    78            --            --
PROFUND VP BEAR
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $ 7.84             --                --            --        (18.92)%
         Highest contract charge 1.70% Common Shares (r)     $ 7.81             --                --            --        (19.15)%
         All contract charges                                    --             55           $   424          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $ 9.67             --                --            --         (0.31)%
         Highest contract charge 1.70% Common Shares (r)     $ 9.66             --                --            --         (0.41)%
         All contract charges                                    --              1           $    11            --            --
PROFUND VP BIOTECHNOLOGY
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $10.47             --                --            --          3.77%
         Highest contract charge 1.70% Common Shares (r)     $10.42             --                --            --          3.37%
         All contract charges                                    --             71           $   742          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $10.09             --                --            --          0.20%
         Highest contract charge 1.70% Common Shares (r)     $10.08             --                --            --          0.10%
         All contract charges                                    --             --           $     4            --            --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)       $11.99             --                --            --         13.87%
         Highest contract charge 1.70% Class II (r) (s)      $11.93             --                --            --         13.30%
         All contract charges                                    --            153           $ 1,827          0.00%           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.95             --                --            --         16.02%
         Highest contract charge 1.70% Class 2 (r)           $11.90             --                --            --         15.65%
         All contract charges                                    --            280           $ 3,345          1.35%           --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.30             --                --            --          1.58%
         Highest contract charge 1.70% Class 2 (r)           $10.29             --                --            --          1.58%
         All contract charges                                    --              2           $    28            --            --

                                     FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
TEMPLETON FOREIGN SECURITIES FUND
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r) (s)        $10.79              --                --           --          7.04%
         Highest contract charge 1.70% Class 2 (r) (s)       $10.74              --                --           --          6.65%
         All contract charges                                    --             264           $ 2,838         1.29%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.35              --                --           --         12.94%
         Highest contract charge 1.70% Class 2 (r)           $11.30              --                --           --         12.44%
         All contract charges                                    --           1,492           $16,914         0.97%          --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.05              --                --           --          0.20%
         Highest contract charge 1.70% Class 2 (r)           $10.05              --                --           --          0.20%
         All contract charges                                    --               3           $    27           --           --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.30              --                --           --          7.85%
         Highest contract charge 1.70% Class 2 (u)           $10.26              --                --           --          7.43%
         All contract charges                                    --              60           $   619         1.23%           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class S Shares (r)     $13.08              --                --           --         26.99%
         Highest contract charge 1.70% Class S Shares (r)    $13.02              --                --           --         26.41%
         All contract charges                                    --             588           $ 7,685         0.01%           --
  2009   Lowest contract charge 1.30% Class S Shares (r)     $10.30              --                --           --          1.88%
         Highest contract charge 1.70% Class S Shares (r)    $10.30              --                --           --          1.88%
         All contract charges                                    --               1           $    10           --            --

----------
(a) Units were made available for sale on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(f) Units were made available for sale on May 29, 2007.
(g) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(h) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(i) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(j) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(k) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(l) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(m) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(n) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(o) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(p) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(q) Units were made available for sale on June 08, 2009.
(r) Units were made available for sale on December 14, 2009.
(s) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(t) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
(u) Units were made available for sale on January 25, 2010.
(v) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

* Expenses as an annual percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-156

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

AXA Equitable Life Insurance Company
Supplement dated May 1, 2011 to prospectuses for:


o  Income Manager(R) Accumulator(R)        o  Accumulator(R) Plus
o  Income Manager(R) Rollover IRA          o  Accumulator(R) Elite
o  Accumulator(R) (IRA, NQ, QP)            o  Accumulator(R) Select
o  Accumulator(R)

--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The contract should also be read carefully.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2011. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example;
(4) important information about your guaranteed benefits; (5) tax information;
(6) updated information on AXA Equitable; (7) how you can contribute to your contract; (8) managing your allocations; (9) disruptive transfer activity; (10) wire transmittals and electronic applications information; (11) certain information about our business day; (12) your contract date and contract date anniversary; (13) legal proceedings; (14) distribution of the contracts; (15) your annuity payout options; (16) incorporation of certain documents by reference; (17) financial statements; (18) condensed financial information; and
(19) hypothetical illustrations.


(1) HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;


                                                                          e13512

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.



--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT
--------------------------------------------------------------------------------



TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

  You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program (through Online Account Access only);

o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through EQAccess only); and

o access Frequently Asked Questions and Service Forms (not available through
  TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------



You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

--------------------------------------------------------------------------------
Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please contact one of our customer service representatives for more information.
--------------------------------------------------------------------------------

(2) INVESTMENT OPTIONS

Portfolios of the Trusts

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. In addition, the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Seeks long-term capital appreciation.                      o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE            Seeks a high level of current income.                      o AXA Equitable Funds Management Group, LLC
 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS       Seeks current income and growth of capital, with a         o AXA Equitable Funds Management Group, LLC
 ALLOCATION                 greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION+    Seeks long-term capital appreciation and current income.   o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Seeks long-term capital appreciation and current income,   o AXA Equitable Funds Management Group, LLC
 ALLOCATION                 with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE     Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY+                                                                               o AXA Equitable Funds Management Group, LLC
                                                                                       o ClearBridge Advisors, LLC
                                                                                       o Goodman & Co. NY Ltd.
                                                                                       o Legg Mason Capital Management, Inc.
                                                                                       o Marsico Capital Management, LLC
                                                                                       o T. Rowe Price Associates, Inc.
                                                                                       o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       Seeks a balance of high current income and capital         o BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY                                                                                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                            o AXA Equitable Funds Management Group, LLC
                                                                                        o Janus Capital Management, LLC
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                                  o AXA Equitable Funds Management Group, LLC
                                                                                        o Institutional Capital LLC
                                                                                        o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Diamond Hill Capital Management, Inc.
                                                                                        o Knightsbridge Asset Management, LLC
                                                                                        o Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o Pacific Investment Management Company LLC
 BOND+                       income and capital appreciation.                           o Post Advisory Group, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Seeks long-term growth of capital.                         o AXA Equitable Funds Management Group, LLC
 GROWTH                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Lord, Abbett & Co. LLC
                                                                                        o Morgan Stanley Investment Management Inc.
                                                                                        o NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME             OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Seeks long-term growth of capital.                        o AXA Equitable Funds Management Group, LLC
 VALUE                                                                               o BlackRock Investment Management, LLC
                                                                                     o Franklin Advisory Services, LLC
                                                                                     o Horizon Asset Management, Inc.
                                                                                     o Pacific Global Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Seeks long-term growth of capital.                        o AXA Equitable Funds Management Group, LLC
                                                                                     o RCM Capital Management, LLC
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME             OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 SMALL CAP GROWTH+
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL      Seeks to achieve long-term total return.                  o AXA Equitable Funds Management Group, LLC
 CAP VALUE CORE                                                                      o BlackRock Investment Management, LLC
                                                                                     o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC         Seeks to achieve capital appreciation and                 o BlackRock Investment Management, LLC
 VALUE EQUITY              secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Seeks a combination of growth and income to achieve       o Boston Advisors, LLC
 EQUITY INCOME             an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY        Seeks to achieve long-term capital appreciation.          o Bridgeway Capital Management, Inc.
 RESPONSIBLE                                                                         o Calvert Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX+     Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                           approximates the total return performance of the Russell
                           3000 Index, including reinvestment of dividends, at a
                           risk level consistent with that of the Russell 3000
                           Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                           approximates the total return performance of the
                           Barclays Capital Intermediate U.S. Government/Credit
                           Index, including reinvestment of dividends, at a risk
                           level consistent with that of the Barclays Capital
                           Intermediate U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE  Seeks to achieve long-term growth of capital.             o Davis Selected Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                           approximates the total return performance of the S&P 500
                           Index, including reinvestment of dividends, at a risk
                           level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         Seeks to achieve long-term growth of capital.             o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Capital Management, Inc.
                                                                                        o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED     Seeks to maximize income while maintaining prospects      o AXA Equitable Funds Management Group, LLC
                              for capital appreciation.                                 o BlackRock Investment Management, LLC
                                                                                        o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily      o AXA Equitable Funds Management Group, LLC
 ALLOCATION                   seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                    o GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                   o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS           Seeks to achieve capital growth and current income.       o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o First International Advisors, LLC
                                                                                        o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.          o AXA Equitable Funds Management Group, LLC
 EQUITY                                                                                 o BlackRock Investment Management, LLC
                                                                                        o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
 BOND INDEX+                  approximates the total return performance of the
                              Barclays Capital Intermediate U.S. Government Bond
                              Index, including reinvestment of dividends, at a
                              risk level consistent with that of the Barclays
                              Capital Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.             o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Hirayama Investments, LLC
                                                                                        o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses) that    o AllianceBernstein L.P.
 EQUITY INDEX(2)              approximates the total return performance of a compos-
                              ite index comprised of 40% Dow Jones EURO STOXX 50
                              Index, 25% FTSE 100 Index, 25% TOPIX Index and 10%
                              S&P/ASX 200 Index, including reinvestment of dividends,
                              at a risk level consistent with that of the composite
                              index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term growth      o AXA Equitable Funds Management Group, LLC
                              of income, accompanied by growth of capital.              o BlackRock Investment Management, LLC
                                                                                        o Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.          o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-   o AXA Equitable Funds Management Group, LLC
                             ondary objective to seek reasonable current income. For    o BlackRock Investment Management, LLC
                             purposes of this Portfolio, the words "reasonable          o Institutional Capital LLC
                             current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.                 o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends,
                             at a risk level consistent with that of the Russell
                             1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS+     Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
                                                                                        o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 INCOME(2)                   income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co. LLC
 CORE                        income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL         Seeks to achieve capital appreciation.                     o MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid
                             Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.           o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+             Seeks to obtain a high level of current income,            o The Dreyfus Corporation
                             preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                     o Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP    Seeks to achieve capital growth.                           o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY   Seeks to achieve capital appreciation, which may           o AXA Equitable Funds Management Group, LLC
                             occasionally be short-term, and secondarily, income.       o BlackRock Investment Management, LLC
                                                                                        o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money   o Pacific Investment Management Company, LLC
                            market products while maintaining an emphasis on pres-
                            ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with        o AllianceBernstein L.P.
                            moderate risk to capital.                                   o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the       o AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of
                            the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and         o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY  Seeks to achieve long-term capital growth.                  o AXA Equitable Funds Management Group, LLC
                                                                                        o BlackRock Investment Management, LLC
                                                                                        o Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital               o UBS Global Asset Management (Americas)
                            appreciation with income as a secondary consideration.        Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                 o Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA        Seeks to achieve long-term capital growth.                  o Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------



+ If you own Income Manager(R) Accumulator(R) or Income Manager(R) Rollover IRA, your product includes Class A shares of this Portfolio in the AXA Premier VIP Trust, or Class IA shares of this Portfolio in the EQ Advisors Trust.

(1) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



--------------------------------------------------------------------------------
REPLACED (CURRENT) PORTFOLIO        SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth          EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income    EQ/Large Cap Value Index
--------------------------------------------------------------------------------



(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010      Lowest     Highest
(expenses that are deducted from Portfolio assets       ------     -------
including management fees, 12b-1 fees, service           0.62%      1.46%
fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios.(1)

(1) The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and the EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM)) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



------------------------------------------------------------------------------------------------------------------------------
                                                                                         IF YOU ANNUITIZE AT THE END OF
                                                                                         THE APPLICABLE TIME PERIOD, AND
                                              IF YOU SURRENDER YOUR CONTRACT              SELECT A NON-LIFE CONTINGENT
                                                    AT THE END OF THE                    PERIOD CERTAIN ANNUITY OPTION
                                                  APPLICABLE TIME PERIOD                   WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
                                             1 year  3 years  5 years  10 years       1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses       $1,069   $1,624   $2,204   $3,968          N/A     $1,624    $2,204    $3,968
    of any of the Portfolios
(b) assuming minimum fees and expenses       $  980   $1,362   $1,774   $3,143          N/A     $1,362    $1,774    $3,143
    of any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR
                                               CONTRACT AT THE END OF THE
                                                 APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------
                                            1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------
(a) assuming maximum fees and expenses      $369    $1,124   $1,904   $3,968
    of any of the Portfolios
(b) assuming minimum fees and expenses      $280    $  862   $1,474   $3,143
    of any of the Portfolios
--------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate (the "Roll-Up benefit base"), the Multimanager Core Bond, EQ/Money Market, EQ/Intermediate Government Bond Index, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at 3% (the "lower Roll-Up rate options"). Also, for Rollover TSA contracts, the loan reserve account rolls up at 3%. In some early Accumulator(R) Series, this group of investment options rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.

OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at the higher rate and the other portion that is rolling up at 3% (or 4% in some early Accumulator Series). If you transfer account value from a higher roll-up rate option to a lower roll-up rate option, all or a portion of your benefit base will transfer from the higher rate benefit base segment to the lower rate benefit base segment. Similarly, if you transfer account value from a lower roll-up rate option to a higher roll-up rate option, all or a portion of your benefit base will transfer from the lower rate segment to the higher rate segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a dollar-for-dollar calculation.

This means that we generally transfer an amount from one Roll-Up benefit base segment to the other Roll-Up benefit base segment in the same dollar amount as the transfer of account value. The effect of a transfer on your benefit base will vary depending on your particular circumstances.

o For example, if your account value is $45,000 and has always been invested in the higher roll-up rate options, and your benefit base is $30,000 and is all rolling up at the higher rate, and you transfer $15,000 of your account value to the EQ/Money Market variable investment option (a lower roll-up rate option), then we will transfer $15,000 from the higher rate benefit base segment to the lower rate benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will continue to roll-up at the higher rate and $15,000 will roll-up at the lower rate.

o For an additional example, if your account value is $30,000 and has always been invested in lower roll-up rate options, and your benefit base is $45,000 and is all rolling up at the lower rate, and you transfer $15,000 of your account value (which is entirely invested in lower roll-up rate options) to a higher roll-up rate option, then we will transfer $15,000 of your benefit base from the lower rate benefit base segment to the higher rate benefit base segment. Therefore, immediately after the transfer, of your $45,000 benefit base, $15,000 will continue to roll-up at the higher rate and $30,000 will roll-up at the lower rate.

o Similarly, using the same example as immediately above, if you transferred all of your account value ($30,000) to a higher roll-up rate option, $30,000 will be transferred to the higher rate benefit base segment. Immediately after the transfer, of your $45,000 benefit base, $30,000 will roll-up at the higher rate and $15,000 will continue to roll-up at the lower rate. Therefore, it is possible that some of your benefit base will roll-up at the lower rate even after you transfer all of your account value to the higher roll-up rate options.

If you elected a guaranteed benefit that is available with a 3% roll-up benefit base only, your benefit base will not be impacted by transfers among investment options.

(5) PARTIAL ANNUITIZATION

As of January 1, 2011 partial annuitization of nonqualified deferred annuity contracts is permitted if the partial annuity payout is either life-contingent or for a period certain of at least ten years. We require you to elect partial annuitization on the form we specify.

EFFECT OF PARTIAL ANNUITIZATION ON GUARANTEED BENEFITS. If guaranteed benefits are available under your contract and you elected one or more, you may not partially annuitize any guaranteed benefit.We will treat any partial annuitization as a withdrawal. Amounts withdrawn from your contract for a partial annuitization are withdrawn in the same manner as any amount withdrawn from your contract. This means that a partial annuitization will reduce your guaranteed benefit(s) and corresponding benefit base(s) in the same manner as described in your Prospectus. If applicable, amounts withdrawn for a partial annuitization will be subject to withdrawal charges.

(6) TAX INFORMATION

HOW YOU CAN MAKE CONTRIBUTIONS

o Regular contributions to traditional IRAs and Roth IRAs are limited to $5,000 for the calendar year 2011.

o Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70-1/2.

o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

TAX INFORMATION RELATED TO PARTIAL ANNUITIZATION. The tax features regarding annuitization, as discussed in this Supplement and in your Prospectus, generally apply. Partial annuitization results in your contract being treated as two or more separate contracts, each with its own annuity starting date and investment in the contract (basis). Multiple or serial partial annuitizations are permitted as long as some part of the contract remains in deferred status. The nonannuitized portion of the contract remains in deferred status, with its annuity starting date in the future. Until the basis allocable to the partial annuity payout is fully recovered, part of each payment under the partial annuity payout is excluded from income as a recovery of basis, with the remainder of each payment included in ordinary income. The basis allocable to the partial annuity payout as of the annuity starting date for the payout is calculated with reference to the relative values of the amount applied to the partial annuity payout and the amount retained in deferred status. If you choose a period certain payout of at least ten years and you are under age 59-1/2, an early distribution penalty may apply. See the tax section in your Prospectus for more information.

CHARITABLE IRA DIRECT TRANSFERS REINSTATED. Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

(7) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(8) HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.
--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------
We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. Please review your contract for information on contribution limitations.

(9) MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(10) DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(11) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

(12) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m., Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

  - on a non-business day;

  - after 4:00 p.m., Eastern Time on a business day; or

  - after an early close of regular trading on the NYSE on a business day.

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.

(13) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

(14) LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(15) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation                       MML Investors Services LLC
Advantage Capital Corporation                        Morgan Keegan
AG Edwards                                           Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
American General Securities Inc                      Multi-Financial Securities Corporation
American Portfolios Financial Services               National Planning Corporation
Ameriprise Financial Services, Inc.                  Next Financial Group, Inc.
Associated Securities Corp.                          NFP Securities, Inc.
Bank of America                                      Pension Planners Securities Inc
BBVA Compass Investment Solutions, Inc.              PNC Investments
CCO Investment Services Corp.                        Prime Capital Services
Centaurus Financial, Inc.                            PrimeVest Financial Services, Inc.
Colonial Brokerage, Inc.                             Oppenheimer & Co. Inc.
Comerica Securities                                  Raymond James & Associates Inc
Commonwealth Financial Network                       Raymond James Financial Service
CUSO Financial Services, LP                          RBC Capital Markets Corp.
Essex National Securities Inc                        Robert W Baird
FFP                                                  Royal Alliance Associates Inc.
Financial Network Investment Corporation             RW Baird - Robert N. Baird & Co. Incorporated
First Allied Securities                              Sage Point Financial, Inc
First Citizens Investor Services                     Securities America, Inc.
First Tennessee Brokerage, Inc.                      SII Investments, Inc.
FSC Securities Corporation                           Sorrento Pacific Financial LLC
Geneos Wealth Management, Inc.                       Stifel, Nicolaus & Co.
H.D. Vest Investment Securities, Inc.                Summit Brokerage Services, Inc
Investment Centers of America/First Dakota Inc.      Termed/Gunnallen Financial, Inc.
IFC Holdings Inc. DBA Invest Financial Corporation   Termed/Mutual Service Corporation
Investment Professionals, Inc.                       Transamerica Financial Advisors, Inc.
Investors Capital Corporation                        U.S Bancorp Investments, Inc.
Ironstone Securities, Inc                            UBS Financial Services, Inc.
J.P. Turner & Co. LLC                                United Planners' Financial Service of America
James T. Borello & Co.                               UVEST Financial Services Group, Inc.
Janney Montgomery Scott                              Waterstone Financial Group, Inc.
Key Investment Services, LLC                         Wells Fargo Advisors Financial Network LLC
Lincoln Financial Advisors Corporation               Wells Fargo Advisors
Lincoln Financial Securities Corporation             Wells Fargo Advisors, LLC
LPL Financial Corporation                            Wells Fargo Investments, LLC
M&T Securities                                       Woodbury Financial Services, Inc.
Merrill Lynch Life Agency



(16) YOUR ANNUITY PAYOUT OPTIONS

We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.)

(17) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2010 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.

(18) FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(19) CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2010. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 with the same daily asset charges of 1.15%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.75     $10.51     $ 8.35     $13.90     $13.24
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        493        502        488        448        263
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.63     $10.97     $10.10     $11.48     $10.98
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,212        932        894        387        251
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.57     $10.73     $ 9.49     $11.91     $11.43
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        824        720        643        441        206
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $54.49     $50.03     $43.14     $57.64     $54.74
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        521        572        542        570        843
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $51.18     $47.11     $40.73     $54.56     $51.94
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        668        728        726        789        613
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.99     $10.87     $ 9.02     $13.37     $12.71
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,896      1,954      1,974      1,837      1,295
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.74     $13.18     $10.46     $21.42     $19.35
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        617        699        815        978      1,145
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.26     $12.75     $10.15     $20.84     $18.87
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        697        787        909      1,020      1,130
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $21.35     $16.17     $12.02     $21.93     $18.96
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        144        107        134        155        974
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $20.66     $15.68     $11.69     $21.37     $18.53
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        577        612        717        810        304
-------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.02     $ 8.16     $ 6.44     $ 9.78     $10.83
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             38         39        103         39          6
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $22.11     $19.92     $15.47     $24.66     $24.66
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        668        744        826      1,030      1,201
-------------------------------------------------------------------------------------------------------------------
EQ/BLACK ROCK INTERNATIONAL VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $19.35     $18.45     $14.33     $25.44     $23.35
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        397        467        555        736        795
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.36     $10.64         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        109         64         --         --         --
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.44     $10.31         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        226         98         --         --         --
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.63     $10.41         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        114         54         --         --         --
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $50.07     $48.21     $44.75     $37.91     $43.83
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        703        778        909      1,013        387
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $47.62     $45.97     $42.78     $36.32     $42.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        971      1,106      1,263      1,386        736
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.23         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        728         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.81     $13.84     $11.82     $ 8.83     $ 9.91
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,271      1,509      1,843      1,978        816
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.45     $13.56     $11.61     $ 8.69     $ 9.77
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,246      1,359      1,568      1,624        390
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.56     $15.89     $14.06     $10.07     $14.57
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        365        358        402        428        497
-------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.20     $15.60     $13.85     $ 9.94     $14.41
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,163      1,361      1,510      1,604      1,800
-------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $20.63     $20.27     $18.55     $14.30     $17.36
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,488      1,843      2,009      2,129      2,223
-------------------------------------------------------------------------------------------------------------------
EQ/BLACK ROCK INTERNATIONAL VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $18.80     $17.16     $14.27     $11.27         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        814        779        839        956         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010       2009        2008        2007        2006
---------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  5.96     $  5.21     $  4.73     $  7.06     $  6.89
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         235         250         364         346         380
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  7.92     $  7.12     $  5.51     $ 10.17     $  9.18
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           5           6          11          12           6
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.09     $ 10.83     $  8.21     $ 13.94     $ 13.37
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          42          46          41          58          38
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 11.84     $ 10.34     $  7.96     $ 13.34     $ 13.28
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         645         745         860       1,117       1,048
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS A
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $243.35     $211.93     $166.65     $299.23     $291.81
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         125         141         164         203         380
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $234.81     $205.00     $161.61     $290.90     $284.40
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         200         228         259         311         266
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 14.21     $ 13.59     $ 13.39     $ 14.87     $ 14.59
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         371         414         439         623         630
---------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  9.69     $  8.77     $  6.69     $ 11.13     $ 10.85
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         164         172         130         105          19
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 27.81     $ 24.60     $ 19.77     $ 31.91     $ 30.76
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         368         416         454         521         624
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 15.91     $ 13.97     $ 11.05     $ 18.73     $ 16.61
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         409         513         630         710         770
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 10.07     $  9.16     $  7.10     $ 10.53     $ 10.44
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             320         356         374         357          78
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  8.24     $  7.55     $  5.94     $  9.53          --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              98         103          98          62          --
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.69     $ 11.71     $ 10.16     $ 11.93     $ 11.67
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          79          74          66          70         198
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 38.75     $ 29.56     $ 21.14     $ 30.84     $ 28.54
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         173         152         142         151          94
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2005        2004        2003       2002        2001
---------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  6.01     $  5.73          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         367          50          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  8.82     $  8.21     $  8.01     $  6.34     $  8.72
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          12          19          10           3          --
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.60     $ 12.12     $ 11.62     $  9.48          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          28          15          14          11          --
---------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 11.99     $ 11.44     $ 10.43     $  8.02     $ 10.78
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,232       1,468       1,625       1,727          80
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS A
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $266.03     $257.37     $227.59     $153.56     $232.44
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         322         407         498         560         748
---------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $259.92     $252.09     $223.47     $151.16     $229.38
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         458         552         639         698         875
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 14.19     $ 14.04     $ 13.64     $ 13.35          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         688         621         618         623          --
---------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 27.04     $ 26.20     $ 24.04     $ 19.03     $ 24.80
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         717         858         994       1,017       1,094
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 15.37     $ 14.05     $ 12.86     $  9.92     $ 11.35
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         736         693         778         439          29
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 10.52          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         132          --          --          --          --
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE -- CLASS B
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 24.30     $ 23.56          --          --          --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          71          20          --          --          --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.01     $11.43     $11.34     $10.77     $ 9.97
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        244        234        280         98         55
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $18.58     $16.86     $11.37     $26.97     $19.21
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        591        804        864        960      1,021
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $21.79     $21.10     $21.79     $21.22     $20.04
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        108        127        204        205        469
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $21.06     $20.44     $21.16     $20.66     $19.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        252        279        337        361        238
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.23     $12.25     $ 9.16     $16.80     $14.75
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        200        223        210        209        238
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $14.95     $13.16     $ 9.70     $16.43     $14.30
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        229        147        119        133         42
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.83     $12.46     $ 9.53     $16.00     $16.39
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        375        419        463        557        654
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.64     $ 8.54     $ 6.83     $11.04     $10.75
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         45         45         62         50         85
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 7.78     $ 6.79     $ 5.04     $ 8.00     $ 7.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        472        532        558        674        995
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.19     $14.31     $10.74     $17.59     $15.39
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        614        689        824        954      1,056
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.97     $ 5.27     $ 4.47     $10.45     $11.24
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         69         85         65         70         54
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 6.79     $ 6.08     $ 5.10     $ 9.06         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      2,235      2,585      3,136      4,100         --
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 6.72     $ 6.03     $ 9.66     $ 9.05     $18.28
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      4,205      4,834      5,660      7,094      1,987
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.69     $ 9.21     $ 7.89     $12.58     $12.30
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         42         37         36         41         56
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.75         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          5         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $14.18     $10.80     $ 8.84     $ 5.73     $ 6.16
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,010        876        859        894        812
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $19.61     $19.55     $19.35     $19.12     $17.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        293        354        460      1,043        641
-------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $19.19     $19.17     $19.03     $18.85     $17.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        563        766        998      1,296      1,054
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.51     $10.81     $ 9.62     $ 7.34         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        233        209        144         56         --
-------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.51         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         12         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.77     $13.40     $12.23     $ 9.76     $12.19
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        747        946      1,120      1,280      1,543
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.63     $ 9.09     $ 8.25     $ 6.84     $ 8.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        103         98        107         99         84
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 7.22     $ 6.36     $ 5.93     $ 4.87     $ 7.16
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,173      1,269      1,663      1,968      2,839
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $14.44     $13.40     $12.04     $ 9.42     $14.51
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,226      1,570      1,952      2,239      3,104
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.65         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          7         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.23     $14.61     $13.03     $10.24     $12.00
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      2,290      2,543      2,775      2,810      2,882
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.61         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         18         --         --         --         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.29     $10.91     $ 8.79     $12.89     $11.78
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         91         93         72         26         10
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.67     $ 9.39     $ 6.97     $13.91     $13.03
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        347        381        466        520        620
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.91     $13.97     $10.40     $17.41     $17.90
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        882      1,031      1,051      1,257      1,559
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $32.62     $32.97     $33.25     $32.86     $31.67
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        201        241        335        259        433
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $31.61     $31.97     $32.35     $32.05     $30.96
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        416        508        627        361        262
-------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.42     $ 5.07     $ 3.95     $ 5.96     $ 4.99
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        260        294        305         81         50
-------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.12     $13.09     $ 8.43     $16.19     $13.38
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        335        214        162        135         48
-------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.02     $ 8.15     $ 6.59     $10.77     $10.72
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         83        104        107        138         21
-------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.60     $ 9.31     $ 6.79     $11.60     $11.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         95         74         43         30          9
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.98     $11.02     $10.32     $10.88     $ 9.87
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        702        735        566        272        195
-------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.69     $16.84     $16.06     $17.39     $16.83
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        176        213        157        170        227
-------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.10     $13.75     $11.03     $16.94     $17.46
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        207        235        241        265        341
-------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.83     $14.63     $10.38     $18.16     $17.14
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         94        110         83         99         14
-------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.72     $ 8.17     $ 6.35     $10.86     $10.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         77         84         91         94         20
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          8         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.81     $11.24     $ 9.80     $ 6.90     $ 8.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        750        697        677        427        292
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.10     $14.63     $12.56     $ 9.53     $11.31
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,833      2,058      2,302      2,470      2,317
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $30.59     $30.08     $30.12     $30.22     $30.12
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        238        344        444        863        954
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $29.98     $29.55     $29.66     $29.84     $29.82
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        400        566        711      1,022        965
-------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 4.68     $ 4.49         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         54         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.39         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         30         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 9.95         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        161         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.40     $16.26     $15.86     $15.49         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        287        275        292        240         --
-------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.00     $14.56     $12.51     $ 8.68     $11.10
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        383        499        427        297        320
-------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $18.06     $17.57         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         12         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                      --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.51     $ 4.93     $ 3.77     $ 6.35     $ 6.35
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         48         53         66         86        146
-------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.39     $ 9.12     $ 7.19     $11.53     $11.96
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         47         72         84         93        157
-------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.48     $ 9.90     $ 7.14     $ 9.98     $ 9.07
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        193        131         91        113        121
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $59.03     $50.65     $37.23     $70.46     $63.84
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        138        151        154        186        197
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $56.97     $49.00     $36.11     $68.51     $62.23
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        147        149        132        159        227
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.89     $13.23     $12.36     $12.20     $11.62
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        493        407        354        379        416
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.47     $12.74     $ 9.92     $19.02     $17.11
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        169        200        236        260        315
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.16     $10.12     $ 7.73     $12.93     $12.46
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         43         50         56         65         82
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.48     $11.16     $ 9.19     $14.86     $14.50
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        148        172        247        319        302
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.97     $ 9.55     $ 6.81     $12.21     $11.04
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        216        230        256        302        284
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $15.52     $12.57     $ 8.81     $13.91     $14.06
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        150        179        200        208        325
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $30.88     $29.22     $26.89     $35.48     $34.71
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         58         48         59         76        378
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $29.79     $28.26     $26.08     $34.49     $33.83
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        229        244        262        326         93
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.80     $ 6.97     $ 5.24     $ 9.16     $ 8.94
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         93        127        142        196        101
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 5.63     $ 5.23         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        117         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.44         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        129         --         --         --         --
-------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.66     $ 8.43     $ 7.97     $ 5.83     $ 7.76
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        149        225        198         84         52
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $61.29     $57.16     $51.45     $37.75     $53.56
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        270        320        387        453        576
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $59.89     $55.99     $50.53     $37.17     $52.87
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        234        272        297        327        399
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.33     $11.26     $10.97     $10.69         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        490        551        570        493         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $13.81     $12.11     $10.39     $ 7.82         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        260        243        212        129         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.09     $10.52     $ 9.70     $ 7.66         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        131        131        133         88         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.30     $11.61     $10.27     $ 7.92         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        296        259        232        205         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.19     $ 9.51     $ 8.61     $ 6.21         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        324        333        384        214         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $12.40     $11.69     $10.26     $ 7.38         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        332        447        402        250         --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS A
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $31.86     $31.20     $28.97     $23.85     $24.80
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        110        132        131         93        104
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $31.13     $30.56     $28.44     $23.48     $24.47
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        449        548        583        592        707
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 8.20     $ 7.72         --         --         --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         70         13         --         --         --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                               2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $16.86     $13.70     $10.96     $17.85     $20.03
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        134        164        208        279        399
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $11.93     $10.25     $ 6.54     $12.51     $10.71
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        214        244        237        274        316
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                                             ------------------------------------------------------
                                                              2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $17.45     $16.86     $14.57     $10.73       --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        485        526        495        384       --
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY -- CLASS B
-------------------------------------------------------------------------------------------------------------------
 Unit value                                                  $10.09     $ 9.18     $ 8.84     $ 5.67       --
-------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        382        537        207         44       --
-------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



------------------------------------------------------------------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                          2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.71   $10.48   $ 8.33   $13.87   $13.22   $11.35   $10.63       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,530    3,887    3,515    3,160    1,827    1,271      728       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.59   $10.93   $10.08   $11.46   $10.96   $10.43   $10.31       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      4,403    4,898    4,014    1,472    1,143      397      373       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.53   $10.70   $ 9.47   $11.89   $11.41   $10.62   $10.41       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,479    3,293    2,920    2,173    1,249      849      695       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $50.54   $46.54   $40.26   $53.95   $51.39   $47.15   $45.53   $42.39   $36.01       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,855    4,129    4,257    4,308    4,475    4,798    5,029    4,208    1,221       --
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $11.94   $10.84   $ 8.99   $13.34   $12.70   $11.22   $10.65       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     11,126   11,520   11,250   10,734    8,825    5,795    3,138       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $13.16   $12.66   $10.08   $20.70   $18.75   $15.37   $13.49   $11.55   $ 8.65       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,362    3,842    4,586    5,414    5,626    5,792    5,816    5,125    1,285       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $20.51   $15.58   $11.62   $21.26   $18.44   $17.12   $15.54   $13.80   $ 9.91   $14.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,894    2,049    2,429    2,805    3,494    3,815    4,124    4,091    1,279      105
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $10.00   $ 8.15   $ 6.43   $ 9.77   $10.83       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        323      341      431      171       78       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $21.96   $19.79   $15.38   $24.53   $24.54   $20.54   $20.19   $18.49   $14.26       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      3,324    3,557    3,698    4,290    4,984    5,635    6,364    5,670    1,591       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $19.21   $18.33   $14.25   $25.30   $23.24   $18.71   $17.09   $14.22   $11.24   $13.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      2,817    3,102    3,321    4,143    4,607    4,933    4,781    4,396    1,445      154
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $ 5.92   $ 5.18   $ 4.70   $ 7.03   $ 6.86   $ 5.99   $ 5.71       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,394    1,513    1,732    1,373    1,698    1,681      216       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $ 7.88   $ 7.09   $ 5.48   $10.13   $ 9.14   $ 8.79   $ 8.18   $ 8.00   $ 6.33   $ 8.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        388      416      470      554      625      723      782      744      182       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                              $12.01   $10.76   $ 8.16   $13.87   $13.31   $12.54   $12.08   $11.58   $ 9.46   $13.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      1,381    1,557    1,900    1,946    1,982    2,062    2,149    2,153      710      193
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 11.77  $ 10.29  $  7.92  $ 13.28  $ 13.23  $ 11.95  $ 11.40  $ 10.41  $  8.01  $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     9,703   11,050   12,691   15,162    6,465    7,166    8,080    7,741    2,252       17
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $230.69  $201.51  $158.94  $286.24  $279.98  $256.01  $248.43  $220.33  $149.11  $226.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       264      301      330      392      463      545      613      548      222      154
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 14.12  $ 13.51  $ 13.31  $ 14.80  $ 14.53  $ 14.13  $ 13.99  $ 13.60  $ 13.32  $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     6,327    7,161    7,625   10,033   10,809   11,494   11,977   11,974    3,674      280
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $  9.67  $  8.76  $  6.68  $ 11.12  $ 10.85       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,155    1,352    1,290      963      302       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 27.58  $ 24.40  $ 19.62  $ 31.69  $ 30.56  $ 26.88  $ 26.06  $ 23.92  $ 18.94  $ 24.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,445    4,963    5,596    6,323    7,331    8,383    9,053    8,439    2,393       71
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 15.84  $ 13.91  $ 11.01  $ 18.67  $ 16.57  $ 15.34  $ 14.02  $ 12.84  $  9.91  $ 11.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     6,973    8,286    9,776   11,637   13,414   14,341   14,238   13,403    2,875        2
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 10.05  $  9.14  $  7.09  $ 10.52  $ 10.43       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,752    2,199    2,264    2,628      664       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $  8.22  $  7.54  $  5.94  $  9.52       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,052    1,026      757      863       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 12.66  $ 11.68  $ 10.14  $ 11.91  $ 11.66  $ 10.51       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       480      338      307      362      321       81       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 38.31  $ 29.24  $ 20.92  $ 30.54  $ 28.28  $ 24.09  $ 23.37       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)       930      996      932      909      341      297       62       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 11.98  $ 11.41  $ 11.32  $ 10.76  $  9.97  $  9.75       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,532    1,509    1,734    1,003      493       38       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 18.45  $ 16.76  $ 11.30  $ 26.83  $ 19.12  $ 14.12  $ 10.76  $  8.81  $  5.72  $  6.15
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     2,647    3,162    3,004    3,820    4,088    4,095    3,531   27,090      737       43
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 20.85  $ 20.25  $ 20.97  $ 20.49  $ 19.41  $ 19.05  $ 19.04  $ 18.91  $ 18.73       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     1,698    2,027    2,492    2,914    3,131    3,491    4,043    4,619    1,850       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 13.15  $ 12.18  $  9.11  $ 16.73  $ 14.69  $ 12.47  $ 10.78  $  9.60  $  7.33  $  8.73
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)     4,597    4,895    5,199    5,905    6,892    7,621    8,017    6,516    1,628       26
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $14.90   $13.12   $ 9.68   $16.40   $14.29   $11.51       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,054      939      688      594      240       40       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $13.74   $12.38   $ 9.47   $15.91   $16.31   $13.71   $13.35   $12.19   $ 9.73   $12.16
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,724    1,918    2,221    2,625    3,079    3,795    3,942    3,680    1,342      324
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 9.58   $ 8.50   $ 6.80   $10.99   $10.71   $ 9.60   $ 9.06   $ 8.23   $ 6.83   $ 8.75
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,909    2,214    2,449    2,815    3,293    3,821    4,211    4,026      993       77
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 7.73   $ 6.75   $ 5.02   $ 7.96   $ 7.07   $ 7.20   $ 6.34   $ 5.92   $ 4.86   $ 7.15
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,063    3,809    3,977    4,750    5,507    5,789    6,068    5,986    2,292       89
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.08   $14.22   $10.67   $17.49   $15.31   $14.38   $13.35   $12.00   $ 9.39   $14.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      953    1,109    1,206    1,461    1,300    1,516    1,558    1,506      496      147
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 5.95   $ 5.26   $ 4.47   $10.44   $11.24   $10.64       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      463      382      320      528      605       93       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $12.73   $11.43   $ 9.61   $17.16   $18.20   $15.17   $14.56   $12.99   $10.22   $11.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   11,451   13,118   14,916   18,463   13,475   14,461   15,533   14,531    4,578      114
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.66   $ 9.18   $ 7.87   $12.56   $12.29   $10.61       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      389      306      322      319      438       94       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $12.26   $10.88   $ 8.78   $12.87   $11.77   $10.57       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      577      532      357      140      117       54       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.61   $ 9.35   $ 6.94   $13.86   $12.98   $11.78   $11.21   $ 9.78   $ 6.89   $ 8.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    6,242    7,234    8,228    9,544   11,305   12,783   13,609   12,491    2,799       19
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.79   $13.88   $10.34   $17.32   $17.81   $16.03   $14.57   $12.51   $ 9.51   $11.28
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    4,716    5,762    5,211    6,623    8,423    8,724    9,029    8,508    3,161       37
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $31.14   $31.51   $31.90   $31.62   $30.57   $29.61   $29.20   $29.33   $29.52   $29.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,161    1,674    2,708    1,791    1,365    1,411    1,417    1,972    1,554      256
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 5.39   $ 5.04   $ 3.93   $ 5.93   $ 4.97   $ 4.66   $ 4.47       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,575    1,701    1,807      871      143      137       13       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $17.07   $13.06   $ 8.42   $16.17   $13.37   $12.39       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,445    1,227      971      936      320      133       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 9.00   $ 8.14   $ 6.58   $10.76   $10.71       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      673      848      922      999      372       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.58   $ 9.29   $ 6.79   $11.59   $11.10       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      868      496      328      315      135       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.95   $10.99   $10.30   $10.86   $ 9.86   $ 9.94       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,480    4,278    3,734    1,641    1,522    1,269       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $17.53   $16.70   $15.94   $17.26   $16.71   $16.29   $16.17   $15.77   $15.42       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,529    2,934    2,700    3,276    3,669    4,057    4,383    4,326    1,432       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.99   $13.67   $10.97   $16.85   $17.38   $14.94   $14.50   $12.48   $ 8.66   $11.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,150    2,399    2,545    2,937    3,525    3,854    4,174    3,847    1,053       23
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.64   $14.47   $10.27   $17.99   $16.98   $17.90   $17.42       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,468    1,513    1,438    1,687       96       88       19       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 8.70   $ 8.15   $ 6.35   $10.86   $10.76       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      468      503      561      775      237       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 5.48   $ 4.90   $ 3.75   $ 6.32   $ 6.33   $ 5.61   $ 5.21       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      281      340      283      498      473      215       12       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $10.36   $ 9.10   $ 7.17   $11.51   $11.95   $10.44       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      446      361      493      559      811      393       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.41   $ 9.85   $ 7.10   $ 9.93   $ 9.03   $ 8.63   $ 8.40   $ 7.95   $ 5.82       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,554    2,394    1,933    1,978    2,218    2,770    3,237    2,600      551       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $56.25   $48.41   $35.69   $67.76   $61.57   $59.29   $55.46   $50.07   $36.85   $52.44
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,032      665      162      185      238      264      269      265      161      153
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $13.83   $13.18   $12.32   $12.17   $11.59   $11.30   $11.24   $10.96   $10.69       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    7,381    7,850    8,401    9,376   10,117   11,139   12,384   12,153    4,285       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $13.41   $12.69   $ 9.89   $18.96   $17.07   $13.79   $12.09   $10.38   $ 7.82       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,387    2,645    2,888    3,283    3,610    3,367    3,660    3,008      923       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.11   $10.08   $ 7.70   $12.89   $12.42   $11.07   $10.50   $ 9.69   $ 7.65       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,524    1,573    1,747    2,196    2,469    2,709    2,980    2,952    1,004       --
------------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------------------------
                                        2010     2009     2008     2007     2006     2005     2004      2003    2002    2001
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $12.42   $11.11   $ 9.15   $14.81   $14.47   $12.27   $11.60   $10.26   $ 7.92       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,921    3,376    4,173    4,869    5,608    6,137    6,199    5,210    1,722       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.92   $ 9.51   $ 6.79   $12.18   $11.01   $10.17   $ 9.50   $ 8.60   $ 6.21       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,508    4,099    4,628    5,331    6,249    7,050    8,108    7,657    2,602       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $15.45   $12.52   $ 8.78   $13.87   $14.03   $12.38   $11.67   $10.25   $ 7.38       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,764    3,037    3,405    4,059    4,691    5,098    5,827    5,443    1,889       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $29.43   $27.94   $25.79   $34.12   $33.49   $30.83   $30.28   $28.20   $23.29   $24.29
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    2,148    2,255    2,545    3,358    3,901    4,366    4,900    4,511      903      221
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $ 8.74   $ 6.93   $ 5.21   $ 9.12   $ 8.90   $ 8.17   $ 7.70       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)      638      736      728      884      680      554       19       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $16.75   $13.62   $10.90   $17.76   $19.94   $17.38   $16.80   $14.55   $10.70   $12.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    3,404    3,946    4,558    5,608    6,898    7,963    8,796    8,124    2,322      111
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                            $11.87   $10.21   $ 6.52   $12.47   $10.68   $10.07   $ 9.16   $ 8.83   $ 5.67       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)    1,987    2,254    2,156    2,575    2,567    2,975    3,498    1,530      306       --
------------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.58     $10.38     $ 8.27     $13.79     $13.16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          748        815        844        603        595
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,466      1,542      1,566      1,649      1,595
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.47     $10.84     $10.00     $11.39     $10.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,316      1,165        780        434        343
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,720      2,398      2,542      1,016        438
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.41     $10.61     $ 9.40     $11.82     $11.36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,003        862        798        636        456
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,201      1,190      1,565        974        946
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $48.66     $44.88     $38.88     $52.19     $49.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,688      1,783      1,952      2,239      2,505
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,183      1,234      1,346      1,500      1,399
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.82     $10.74     $ 8.93     $13.27     $12.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,183      3,362      3,168      2,958      1,913
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,151      5,278      5,241      6,731      6,975
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.84     $12.38     $ 9.87     $20.30     $18.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,762      1,967      2,218      2,628      3,112
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,145      1,319      1,498      1,872      2,019
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.09     $15.28     $11.42     $20.92     $18.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          635        674        781        916      1,201
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,663      1,789      2,048      2,476      3,532
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.94     $ 8.11     $ 6.41     $ 9.75     $10.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           62         66         86         33          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           88         99        170         47         14
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $21.50     $19.41     $15.11     $24.14     $24.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,217      1,356      1,458      1,752      2,213
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,428      1,562      1,799      2,291      2,960
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.82     $17.99     $14.00     $24.89     $22.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          682        750        848      1,077      1,280
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,272      3,639      4,114      4,966      6,421
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.32     $10.62         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          286         51         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,278        688         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.40     $10.29         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          285        131         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          492        237         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.59     $10.39         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          367        150         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          948        426         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $45.74     $44.24     $41.25     $35.10     $40.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,919      3,361      3,674      3,926      2,511
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,314      1,132        732        407        289
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.19     $10.63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          711        256         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,170      1,617         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.12     $13.29     $11.40     $ 8.55     $ 9.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,477      3,816      4,111      3,907        737
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,553      2,475      2,639        208         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.90     $15.36     $13.66     $ 9.83     $14.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,468      1,733      2,001      2,020      2,115
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,499      5,465      6,324      6,943      8,170
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.27     $19.96     $18.30     $14.14     $17.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,721      3,230      3,348      3,538      3,681
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,782      4,699      4,955      5,160      5,603
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.47     $16.89     $14.08     $11.14     $13.55
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,346      1,244      1,181      1,196         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,759      9,124     10,329     12,054     14,032
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.82    $  5.10    $  4.63    $  6.93    $  6.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           412        454        533        588        886
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           325        352        413        535        720
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.74    $  6.98    $  5.40    $ 10.00    $  9.04
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            19         31         30         44         46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            91        113        132        126        157
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.76    $ 10.56    $  8.02    $ 13.64    $ 13.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            83         92         90         85         74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,348      3,755      4,337      5,042      6,381
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.56    $ 10.12    $  7.80    $ 13.11    $ 13.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,230      1,405      1,644      2,094      1,987
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         7,037      7,935      8,941     10,718     10,352
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $218.78    $191.39    $151.18    $272.69    $267.14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           336        384        430        529        687
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           428        486        555        670        876
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.84    $ 13.26    $ 13.09    $ 14.57    $ 14.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           629        699        758      1,111      1,273
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,265      3,654      4,114      5,253      6,838
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.61    $  8.71    $  6.66    $ 11.10    $ 10.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           143        171        211        168         49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           367        397        374        369         94
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 26.88    $ 23.82    $ 19.19    $ 31.03    $ 29.97
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,137      1,262      1,388      1,714      2,138
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,893      3,275      3,764      4,648      6,213
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.61    $ 13.73    $ 10.89    $ 18.49    $ 16.44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           841        976      1,203      1,298      1,541
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           952      1,079      1,313      1,429      1,821
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.99    $  9.10    $  7.06    $ 10.50    $ 10.43
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           474        537        578        609        222
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           457        550        474        444        141
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005       2004       2003       2002       2001
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.92    $  5.66         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           767         87         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           983        345         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.71    $  8.12    $  7.94    $  6.29    $  8.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            54         55         39         29         10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           557        258        189         89          6
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.38    $ 11.94    $ 11.46    $  9.38    $ 12.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            45         19         20         13         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,004      9,529     11,360     13,307     16,512
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.83    $ 11.30    $ 10.33    $  7.97    $ 10.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         2,382      2,835      3,037      3,265        231
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        13,004     15,697     17,536     18,971      2,208
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $244.64    $237.75    $211.19    $143.14    $217.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           900      1,044      1,145      1,240      1,555
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,138      1,384      1,588      1,770      2,160
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.96    $ 13.84    $ 13.48    $ 13.22    $ 12.23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,222      1,021        985        903         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,972     10,774     12,484     14,961     14,916
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 26.40    $ 25.63    $ 23.57    $ 18.69    $ 24.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         2,703      3,163      3,443      3,683      4,413
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,100      9,685     10,779     11,356     12,941
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.24    $ 13.95    $ 12.80    $  9.89    $ 11.34
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,644      1,467      1,522        767         14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,123      2,102      2,058      1,041        155
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.18     $ 7.51     $ 5.92     $ 9.52         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          269        261        282        245         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          548        558        619        308         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.55     $11.60     $10.08     $11.86     $11.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          154        137        137        178        114
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          167         84         66         77         74
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $37.03     $28.30     $20.28     $29.65     $27.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          281        280        264        267        191
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          289        281        295        311        141
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.97     $11.41     $11.34     $10.80     $10.02
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          367        384        417        225        104
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          523        463        499        227        125
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.08     $16.45     $11.11     $26.41     $18.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,142      1,252      1,341      1,728      1,993
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,401      1,671      1,671      2,238      2,967
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.23     $19.68     $20.41     $19.97     $18.95
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          565        690        860      1,014      1,287
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          416        524        571        579        773
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.92     $11.99     $ 8.98     $16.51     $14.52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          357        414        429        388        502
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,473      1,671      1,946      2,344      3,119
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.78     $13.03     $ 9.63     $16.34     $14.25
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          227        223        179        138         82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          211        214        191        264         78
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.45     $12.14     $ 9.30     $15.66     $16.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          505        544        624        769        978
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,077      5,750      6,572      8,143     10,415
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.41     $ 8.35     $ 6.69     $10.84     $10.58
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          192        218        255        332        411
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,380      1,599      1,960      2,567      3,675
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.50         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           54         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           17         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $23.46     $22.79         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          183         31         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          170         72         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.82         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            8         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           16         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.94     $10.64     $ 8.72     $ 5.67     $ 6.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,131      1,948      1,871      1,807      1,765
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,667      3,845      4,287      3,992      4,501
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.62     $18.65     $18.54     $18.40     $17.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,772      2,322      2,993      4,099      3,288
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,100      1,348      1,651      1,739         --
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.35     $10.68     $ 9.53     $ 7.29     $ 8.69
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          525        425        279        133         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,695      4,078      3,761      3,093      3,210
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.50         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           31         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           28         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.53     $13.20     $12.07     $ 9.64     $12.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,142      1,375      1,530      1,663      1,936
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       13,350     16,352     18,895     21,846     25,574
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.49     $ 8.98     $ 8.17     $ 6.79     $ 8.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          551        635        715        776        948
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,802      5,835      6,684      6,910      8,228
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.60     $ 6.64     $ 4.94     $ 7.86     $ 6.99
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,261      2,596      2,797      3,381      4,248
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,016      3,463      4,108      4,849      6,383
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.75     $13.95     $10.49     $17.21     $15.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,494      1,678      1,885      2,262      2,809
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,743      3,051      3,436      4,084      5,280
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.99     $ 5.30     $ 4.51     $10.56     $11.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          225        239        156        159        136
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          137        136        147        156        182
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.48     $11.22     $ 9.45     $16.90     $17.95
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        4,243      4,867      5,687      7,503      2,657
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,217      3,670      4,274      5,583      6,430
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.57     $ 9.12     $ 7.83     $12.51     $12.25
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          109         82         75         87        119
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          206        205        211        356        490
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.15     $10.81     $ 8.73     $12.82     $11.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          125         95         75         48         49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          274        265        202         86         80
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.43     $ 9.22     $ 6.86     $13.70     $12.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          687        808        935      1,100      1,330
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          740        861      1,046      1,295      1,862
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.45     $13.61     $10.16     $17.04     $17.55
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          948      1,067      1,128      1,472      1,921
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          732        838        780      1,031      1,465
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $29.78     $30.18     $30.60     $30.37     $29.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          571        813      1,288        949      1,040
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,398      1,654      2,696      2,271      2,410
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.29     $ 4.96     $ 3.87     $ 5.85     $ 4.91
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          414        545        637        270        136
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          431        460        617        441         28
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.13     $ 6.28     $ 5.88     $ 4.84     $ 7.12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        5,346      6,276      7,382      8,409     10,884
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,379      9,271     10,777     12,339     15,780
-------------------------------------------------------------------------------------------------------------------------
EQ LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.19     $13.19     $11.88     $ 9.31     $14.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,663      4,453      5,082      5,638      7,229
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,697      8,228      9,491     10,806     13,726
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.80         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           28         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           41         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.99     $14.41     $12.88     $10.14     $11.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,058      3,317      3,362      3,350      2,847
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,002      9,491     10,036     10,473     10,569
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.60         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           26         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           93         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.56         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           25         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           74         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.69     $11.14     $ 9.73     $ 6.87     $ 8.54
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,652      1,605      1,435        951        493
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,752      2,883      2,874      2,717      2,307
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.82     $14.40     $12.39     $ 9.42     $11.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,356      2,500      2,709      2,863      2,091
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,388      2,481      2,639      3,169      2,256
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.53     $28.18     $28.34     $28.57     $28.61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,076      1,221      1,537      2,299      2,501
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,619      2,938      3,834      5,633      6,273
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.61     $ 4.43         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          143          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           47         20         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.92     $12.97     $ 8.37     $16.10     $13.34
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          332        311        208        175         74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          512        470        294        336        109
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.94     $ 8.09     $ 6.56     $10.74     $10.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          164        191        210        225         50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          146        173        193        210         92
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.51     $ 9.25     $ 6.76     $11.57     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          162        123         70         80          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          241        187        102        146         34
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.85     $10.91     $10.24     $10.82     $ 9.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,111      1,232        991        393        330
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,624      1,795      1,173        444        431
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.08     $16.29     $15.57     $16.89     $16.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          306        328        223        293        353
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          392        425        324        436        459
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.66     $13.42     $10.79     $16.60     $17.14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          480        536        558        662        793
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          744        864        995      1,203      1,660
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.08     $14.01     $ 9.96     $17.46     $16.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          184        171        128        173         45
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          404        419        369        415        145
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.64     $ 8.11     $ 6.32     $10.83     $10.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          106        121        113        136         61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172        165        189        228         98
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.38     $ 4.82     $ 3.69     $ 6.24     $ 6.25
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           97        150        152        214        193
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           77         80        108        129        177
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.27     $ 9.04     $ 7.13     $11.47     $11.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          116        128        159        159        251
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          196        202        244        298        350
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.37         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           68         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           49         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.93         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          253         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          308         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.99     $15.89     $15.53     $15.20         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          490        460        434        430         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          574        603        631        552         --
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.76     $14.35     $12.36     $ 8.59     $11.01
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          914      1,073      1,030        859        899
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,139      2,622      3,320      2,817      3,131
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.43     $16.99         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           46         10         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          160         17         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.55     $ 5.16         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          114         14         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          169         41         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.43         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          156         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          250         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.21     $ 9.68     $ 7.00     $ 9.80     $ 8.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          314        306        199        239        292
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          473        407        309        351        275
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $54.16     $46.68     $34.47     $65.53     $59.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          192        181        139        170        220
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          327        317        305        364        467
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.64     $13.02     $12.19     $12.06     $11.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          813        774        699        685        797
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          813        834        705        622        738
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.23     $12.53     $ 9.78     $18.79     $16.94
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          280        332        400        453        524
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          392        439        528        652        762
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.96     $ 9.96     $ 7.62     $12.77     $12.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           89        109        118        154        160
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          153        166        192        233        294
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.25     $10.98     $ 9.06     $14.68     $14.36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          275        323        404        440        512
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          334        384        478        700      1,027
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.76     $ 9.39     $ 6.72     $12.07     $10.93
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          245        277        314        387        519
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          323        367        426        492        721
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.24     $12.37     $ 8.68     $13.75     $13.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          252        288        333        339        535
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          334        352        410        587        779
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.38     $26.98     $24.94     $33.05     $32.49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          488        490        540        727        911
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,017      1,101      1,227      1,569      2,099
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.58     $ 6.82     $ 5.14     $ 8.99     $ 8.79
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          226        279        293        412        286
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          327        366        306        347        259
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.54     $ 8.33     $ 7.89     $ 5.79     $ 7.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          365        431        286        184        161
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          431        573        552        243        140
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $57.52     $53.88     $48.73     $35.92     $51.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          284        334        375        404        513
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          585        710        812        899      1,101
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.24     $11.19     $10.92     $10.67         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,030      1,247      1,242      1,119         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          919      1,011      1,187      1,217         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.70     $12.03     $10.34     $ 7.81         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          462        456        377        183         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          657        704        494        118         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.00     $10.45     $ 9.66     $ 7.64         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          181        201        230        166         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          268        253        248        169         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.20     $11.54     $10.23     $ 7.91         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          544        503        429        344         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,404      1,102        698        384         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.11     $ 9.45     $ 8.58     $ 6.20         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          629        806        761        429         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          863      1,078      1,104        369         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.30     $11.62     $10.22     $ 7.37         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          605        904        765        486         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          911      1,203        820        388         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $29.95     $29.46     $27.48     $22.73     $23.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,125      1,318      1,384      1,316      1,516
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,710      3,408      3,959      3,827      4,307
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.09     $ 7.63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          189         68         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          287         29         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.42     $13.37     $10.72     $17.49     $19.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          276        327        392        554        761
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,650      1,914      2,179      2,770      3,861
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.71     $10.08     $ 6.45     $12.36     $10.60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          430        469        444        513        609
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          551        657        537        647        737
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.17     $16.63     $14.39     $10.62     $12.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          919        986        840        665         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,204      6,654      7,289      7,825      7,755
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.01     $ 9.12     $ 8.81     $ 5.66         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          854      1,028        278         44         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,024      1,493        571        264         --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.42   $ 10.26     $  8.19    $13.68     $13.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           715       734         667       566        265
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        44,516    47,988      44,143    31,080      6,793
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.31   $ 10.71     $  9.90    $11.30     $10.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,265     1,146         992       549        334
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        25,752    25,907      18,171     4,087      1,202
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.25   $ 10.48     $  9.30    $11.73     $11.29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,057       999         779       627        429
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        20,999    20,920      16,064     7,023      2,537
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 46.26   $ 42.75     $ 37.11    $49.91     $47.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,358     1,456       1,572     1,879      2,045
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        22,543    23,023      18,036     9,394      3,387
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.66   $ 10.61     $  8.84    $13.16     $12.57
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         3,447     3,411       3,625     3,240      2,127
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       139,811   147,651     130,940    85,777     22,340
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.44   $ 12.01     $  9.60    $19.79     $17.99
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,710     2,027       2,398     2,956      3,446
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         6,247     6,599       6,749     5,611      1,983
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 19.54   $ 14.90     $ 11.15    $20.47     $17.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,213     1,380       1,540     1,874      2,275
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,770     2,587       2,766     2,301      1,922
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.85   $  8.05     $  6.38    $ 9.73     $10.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            21        29          69        37         12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,403     2,073       1,829       936        153
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 20.92   $ 18.92     $ 14.75    $23.62     $23.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,061     1,188       1,279     1,597      1,927
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,037     4,776       3,421     2,381      1,301
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 18.30   $ 17.53     $ 13.67    $24.36     $22.46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           605       665         781     1,017      1,158
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,532     5,490       5,347     4,881      3,580
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.28     $10.60         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          106         40         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          342        120         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.36     $10.27         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          254        140         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          501        286         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.55     $10.38         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          360        137         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          671        279         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $43.93     $42.57     $39.77     $33.91     $39.47
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,273      2,498      2,668      2,816      1,417
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          762        659        461        279        110
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.15         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          788         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,035         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.79     $13.03     $11.20     $ 8.42     $ 9.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,745      3,983      4,195      3,915        702
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,000      1,008      1,052        135         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.60     $15.12     $13.48     $ 9.71     $14.14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,668      3,054      3,346      3,468      2,681
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,979      2,313      2,809      3,037      2,971
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.92     $19.65     $18.05     $13.98     $17.04
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,336      2,719      2,785      2,900      1,793
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,147      1,430      1,339      1,334      1,071
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.15     $16.63     $13.89     $11.02     $13.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,158      1,121      1,114      1,121         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,145      3,356      3,673      4,227      4,268
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.68    $  4.98    $  4.54    $  6.81    $  6.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           350        377        433        479        620
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         6,127      5,308      3,897      2,391      1,207
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.57    $  6.83    $  5.30    $  9.83    $  8.91
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            43         41         43         46         52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           620        641        636        349        147
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.44    $ 10.29    $  7.83    $ 13.35    $ 12.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            95        113        120        120         86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,778      2,912      3,107      3,136      2,540
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.29    $  9.90    $  7.65    $ 12.88    $ 12.87
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           921      1,088      1,315      1,850      1,219
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,007      5,543      6,117      7,563      4,914
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $203.81    $178.67    $141.42    $255.59    $250.91
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           180        204        232        289        361
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           467        502        423        392        361
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.48    $ 12.94    $ 12.80    $ 14.28    $ 14.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           752        800        782      1,284      1,359
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         9,069      8,565      6,813      8,678      7,950
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.52    $  8.65    $  6.63    $ 11.07    $ 10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           199        237        263        156         35
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,553      6,031      5,304      3,797        665
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.98    $ 23.07    $ 18.62    $ 30.17    $ 29.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           647        761        812        979      1,200
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,014      4,766      4,288      4,204      3,534
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.32    $ 13.50    $ 10.73    $ 18.25    $ 16.26
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           711        866      1,092      1,275      1,408
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         7,854      9,136      9,050      5,863      2,666
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.90    $  9.03    $  7.03    $ 10.47    $ 10.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           506        654        619        694        200
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         7,472      8,263      8,326      6,851      1,076
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.84    $  5.59         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           632         71         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           536        306         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.60    $  8.03    $  7.87    $  6.25    $  8.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            53         30         38         35          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            65         88        101         79         19
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.16    $ 11.75         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            60         25         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,470      2,815         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.67    $ 11.18    $ 10.23    $  7.91    $ 10.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,450      1,594      1,685      1,728        283
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         5,540      6,418      6,957      7,543      2,052
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $230.23    $224.21    $199.56    $135.53    $206.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           422        469        489        510        468
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           370        430        484        521        499
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.73    $ 13.65    $ 13.32    $ 13.09    $ 12.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,399      1,172      1,191      1,232         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         8,015      8,979     10,672     12,695      8,943
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.77    $ 25.07    $ 23.10    $ 18.36    $ 24.03
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,369      1,508      1,538      1,539      1,082
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,726      4,345      4,750      5,020      4,534
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.11    $ 13.86    $ 12.74    $  9.87    $ 11.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         1,386      1,261      1,331        616         32
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,390      1,251      1,338        701         89
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.12     $ 7.47     $ 5.90     $ 9.50         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          227        234        157        104         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       27,864     29,210     27,745     13,483         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.40     $11.49     $10.01     $11.80     $11.59
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          161        130        138        180        116
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,245      1,717      1,577      1,416        425
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $35.38     $27.10     $19.46     $28.50     $26.49
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          297        280        243        223        148
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,112      3,958      3,270      2,211        519
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.76     $11.24     $11.19     $10.68     $ 9.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          446        417        454        169         85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,515      5,491      5,387      1,997        457
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.60     $16.04     $10.86     $25.86     $18.50
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,057      1,240      1,328      1,520      1,689
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,828      9,622      8,369      5,992      2,602
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.44     $18.94     $19.69     $19.30     $18.35
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,042      1,203      1,536      1,984      2,414
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,228      2,248      2,058        813        747
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.62     $11.73     $ 8.81     $16.22     $14.30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          360        418        371        338        355
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,351      6,484      4,686      3,598      2,904
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.61     $12.91     $ 9.55     $16.25     $14.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          211        180        147        113         39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,917      3,313      2,704      1,865        310
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.09     $11.83     $ 9.09     $15.32     $15.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          226        228        279        361        415
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,986      2,758      2,921      3,721      4,048
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.18     $ 8.17     $ 6.56     $10.64     $10.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          221        246        276        327        412
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,525      2,683      2,845      3,557      4,130
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.49         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           11         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $22.64     $22.05         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          129         30         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          111         63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.74         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            9         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.71     $10.48     $ 8.61     $ 5.61     $ 6.06
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,667      1,556      1,439      1,441      1,014
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,632      1,515      1,462      1,464      1,482
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.07     $18.13     $18.07     $17.97     $16.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,944      3,603      4,546      5,993      2,919
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          873      1,061      1,357      1,226         --
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.18     $10.56     $ 9.44     $ 7.23     $ 8.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          366        328        238        100         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,599      2,863      2,832      2,786      2,530
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.48         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            5         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.30     $12.99     $11.90     $ 9.53     $11.97
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          466        509        568        620        398
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,589      5,234      6,009      6,939      6,123
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.36     $ 8.87     $ 8.08     $ 6.73     $ 8.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          507        599        642        706        584
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,965      5,788      6,613      7,231      7,160
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.42     $ 6.50     $ 4.85     $ 7.72     $ 6.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,989      2,378      2,657      3,164      4,038
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,310      7,663      7,722      7,920      7,569
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.32     $13.60     $10.24     $16.84     $14.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          773        887        909      1,065      1,228
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,793      3,016      2,719      2,698      2,090
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.84     $ 5.18     $ 4.42     $10.36     $11.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           81         80         64         68         63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,766      2,425      1,742      1,312        738
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.15     $10.95     $ 9.24     $16.56     $17.62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        4,413      5,070      5,899      7,968      3,035
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,685      7,574      8,454      9,126      5,695
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.45     $ 9.03     $ 7.77     $12.44     $12.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           81         52         57         88        124
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,198      1,759      1,303      1,062        501
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.01     $10.71     $ 8.66     $12.75     $11.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          115        110         81         35         30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,449      2,041      1,080        497        138
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.20     $ 9.04     $ 6.74     $13.50     $12.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,260      1,483      1,671      2,075      2,486
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,480      7,799      7,091      6,060      4,317
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.00     $13.27     $ 9.92     $16.67     $17.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,611      1,891      2,080      2,791      3,415
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,106      8,258      3,049      3,624      3,215
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.05     $28.48     $28.93     $28.78     $27.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          661        807      1,454      1,294      1,184
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,790      3,955      5,634      3,506      2,933
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.16     $ 4.85     $ 3.79     $ 5.74     $ 4.83
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          466        577        607        124         62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,560      6,055      5,847      1,806        155
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.03     $ 6.21     $ 5.82     $ 4.80     $ 7.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        4,648      5,347      6,234      6,946      6,887
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        9,117     10,421     11,828     13,521     14,217
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.94     $12.99     $11.72     $ 9.20     $14.23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,421      1,652      1,886      2,080      2,260
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,422      2,867      3,344      3,796      4,345
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.64         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           20         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          113         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.75     $14.21     $12.72     $10.04     $11.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,256      3,414      3,447      3,347      1,416
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,091      5,823      6,106      6,520      4,851
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           16         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.55         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           45         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.56     $11.04     $ 9.67     $ 6.84     $ 8.52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,857      3,046      3,156      2,863      1,550
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,297      4,997      5,343      5,392      4,418
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.54     $14.18     $12.22     $ 9.32     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        3,954      4,357      4,738      5,068      2,457
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,279      3,574      3,783      4,067      3,015
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.14     $26.87     $27.08     $27.35     $27.44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,196      1,317      1,572      2,248      2,060
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,954      2,306      3,186      4,967      4,110
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.54     $ 4.38         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           58          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           14          6         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.73     $12.84     $ 8.31     $16.02     $13.29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          367        354        213        145         44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,888      5,105      3,782      2,291        361
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.86     $ 8.04     $ 6.53     $10.71     $10.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           96        125        170        194         47
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,351      3,613      3,890      3,519        623
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.42     $ 9.18     $ 6.73     $11.54     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          173         95         59         58         17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,598      3,094      2,347      1,565        227
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.73     $10.81     $10.17     $10.76     $ 9.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,201      1,362      1,103        493        337
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       16,269     17,971     11,794      3,625      1,202
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.49     $15.77     $15.10     $16.41     $15.95
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          351        392        279        352        389
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,269      3,756      1,534      1,355        630
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.22     $13.10     $10.55     $16.27     $16.83
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          370        435        461        571        681
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,357      4,503      2,777      2,196      1,231
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.37     $13.41     $ 9.55     $16.79     $15.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          396        405        410        471         27
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,145      3,402      2,310      2,146         71
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.57     $ 8.06     $ 6.29     $10.80     $10.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           86        100         87        124         39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,481      3,207      3,287      2,998        531
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.25     $ 4.71     $ 3.62     $ 6.12     $ 6.15
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          112        103        116        141        158
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,555      2,496      2,130      1,796        424
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.15     $ 8.95     $ 7.08     $11.41     $11.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          105         98        107        123        142
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,134      2,153      2,035      1,990        900
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.36         --         --         --        --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           35         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           40         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.92         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          248         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          300         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.60     $15.54     $15.21     $14.92         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          490        489        495        429         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          455        480        519        474         --
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.52     $14.15     $12.21     $ 8.50     $10.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          710        783        789        660        361
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          854      1,001      1,152        974        825
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.83     $16.44         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           41          9         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           15         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.47     $ 5.10         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          107         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          102          6         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.41         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           85         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          131         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.94     $ 9.47     $ 6.86     $ 9.62     $ 8.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          448        430        348        402        432
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,391      3,886      1,482      1,089        319
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $51.49     $44.47     $32.90     $62.68     $57.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          125         92         39         49         62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,021        764        210        180        171
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.40     $12.81     $12.02     $11.91     $11.39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          968        916        966      1,145      1,341
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        9,742      7,487      3,422      2,253      1,474
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.99     $12.33     $ 9.64     $18.56     $16.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          301        365        417        488        569
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,046      4,312      3,649      2,753      1,168
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.76     $ 9.80     $ 7.51     $12.62     $12.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          166        191        192        251        302
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,066      1,086        981        750        346
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.03     $10.80     $ 8.93     $14.50     $14.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          349        391        462        510        606
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,050      3,315      3,416      2,431      1,285
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.54     $ 9.24     $ 6.62     $11.92     $10.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          414        445        535        685        807
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,479      2,357      1,770      1,398        884
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.96     $12.17     $ 8.56     $13.58     $13.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          346        395        451        510        656
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,739      2,667      1,982      1,394        838
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.03     $25.75     $23.85     $31.67     $31.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          464        465        536        755        896
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,079      1,890      1,874      2,103      1,654
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.37     $ 6.66     $ 5.03     $ 8.83     $ 8.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          192        253        240        362        218
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,459      4,460      3,484      2,924        627
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.42     $ 8.23     $ 7,80     $ 5.74     $ 7.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          488        647        514        419        233
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          349        400        500        378        182
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $55.24     $51.85     $46.99     $34.70     $49.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           76         88         99        102        118
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172        181        211        241        249
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.14     $11.13     $10.88     $10.65         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,555      1,721      1,778      1,483         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,199      1,470      1,625      1,594         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.59     $11.96     $10.30     $ 7.79         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          462        473        456        346         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          480        411        323        108         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.92     $10.39     $ 9.62     $ 7.63         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          332        382        403        338         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          269        397        296        201         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.10     $11.47     $10.18     $ 7.89         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          636        613        560        565         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          919        809        635        503         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.03     $ 9.40     $ 8.54     $ 6.19         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          975      1,099      1,103        768         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          663        773        720        427         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.20     $11.54     $10.18     $ 7.35         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          774        995        827        678         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          550        720        545        364         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.82     $28.41     $26.55     $22.00     $23.03
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,045      1,146      1,144      1,013        696
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,626      1,924      2,218      1,906      1,632
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.97     $ 7.53         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          117         30         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          195         11         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.99     $13.05     $10.48     $17.14     $19.31
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          246        285        326        512        683
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,878      1,909      1,879      2,209      2,465
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
 -------------------------------------------------------------------------------------------------------------------------
Unit value                                                        $11.50     $ 9.92     $ 6.36     $12.21     $10.49
 -------------------------------------------------------------------------------------------------------------------------
Separate Account No. 45 number of units outstanding (000's)          979      1,106      1,152      1,391      1,590
 -------------------------------------------------------------------------------------------------------------------------
Separate Account No. 49 number of units outstanding (000's)        5,183      5,240      4,243      3,629      2,459
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.89     $16.39     $14.22     $10.51     $12.39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          796        837        707        482         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,629      3,013      3,182      3,460      2,447
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.93     $ 9.07     $ 8.77     $ 5.65         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,869      2,185        284        150         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,792      3,478        278        386         --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.60%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.38     $10.23     $ 8.17     $13.65     $13.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          130        148        121        152        189
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,270      2,633      2,922      3,517      3,308
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.27     $10.67     $ 9.88     $11.28     $10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          481        432        440        256        190
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,607      3,583      3,454      1,731      1,508
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.21     $10.45     $ 9.28     $11.71     $11.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          875        795        681        594        462
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,058      2,907      2,852      1,825      1,741
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $45.68     $42.24     $36.68     $49.36     $47.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          761        868        963      1,073      1,195
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,933      3,090      2,966      3,439      3,955
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.62     $10.58     $ 8.82     $13.14     $12.55
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,222      1,415      1,558      1,599      1,043
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,603      8,360      8,765     10,293     11,247
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.34     $11.92     $ 9.53     $19.66     $17.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          802        981      1,144      1,393      1,534
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,918      2,139      2,496      3,456      4,168
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.41     $14.80     $11.09     $20.36     $17.73
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          392        496        604        718        908
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,416      1,585      1,882      2,356      3,069
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.83     $ 8.04     $ 6.37     $ 9.72     $10.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           20         22         73         29          7
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          137        145        250         73         51
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.77     $18.80     $14.66     $23.49     $23.60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          479        546        627        774        917
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,898      2,050      2,175      2,711      3,644
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.18     $17.42     $13.59     $24.23     $22.35
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          219        260        313        437        514
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,956      2,216      2,472      3,272      4,311
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.26     $10.59         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           92         24         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,298        726         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.35     $10.27         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          168         63         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,073        686         --         --         --
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.54     $10.37         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          397        279         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,299        787         --         --         --
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $43.48     $42.17     $39.41     $33.62     $39.15
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,301      1,400      1,489      1,564      1,005
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,167      3,907      2,733        598         97
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.14     $10.61         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          408        180         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,926      3,664         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.71     $12.97     $11.15     $ 8.38     $ 9.48
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,664      1,745      1,928      1,910        404
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,498      4,337      4,026        604         --
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.53     $15.07     $13.43     $ 9.69     $14.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,100      1,230      1,362      1,384      1,276
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,839      4,346      4,534      3,377      3,423
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.83     $19.58     $17.99     $13.94     $17.00
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,046      1,213      1,296      1,419      1,305
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,227      4,909      4,335      2,235      1,559
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.07     $16.57     $13.84     $10.98     $13.39
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          514        468        487        498         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,992      5,077      5,316      3,555      3,126
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.64    $  4.95    $  4.51    $  6.78    $  6.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           179        244        319        306        421
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           519        481        613        684        907
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.52    $  6.80    $  5.28    $  9.79    $  8.87
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             5          8          9          8         10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           169        187        206        250        367
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.36    $ 10.22    $  7.79    $ 13.28    $ 12.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            97        105        109        145        134
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,342      1,536      1,689      2,030      2,547
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.22    $  9.85    $  7.61    $ 12.83    $ 12.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           418        524        659        910        654
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         9,874     11,353     13,273     16,294      9,568
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $200.24    $175.62    $139.08    $251.49    $247.00
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            92        108        127        159        200
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           228        270        308        377        490
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.39    $ 12.87    $ 12.73    $ 14.21    $ 14.01
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           475        600        577        869        924
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         6,087      6,863      7,829     10,140     12,428
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.50    $  8.64    $  6.62    $ 11.06    $ 10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            46         63         75         99         33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           787        803        780        634        332
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.76    $ 22.89    $ 18.48    $ 29.96    $ 29.01
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           320        408        453        582        723
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         4,010      4,502      5,011      6,391      8,474
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.25    $ 13.44    $ 10.69    $ 18.20    $ 16.22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           323        438        569        676        745
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         4,248      4,931      5,954      7,491     10,192
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.88    $  9.02    $  7.02    $ 10.46    $ 10.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           253        309        388        447        120
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,118      1,591      1,489      2,051        730
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.82    $  5.57         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           387         56         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,277        370         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.57    $  8.01    $  7.86    $  6.24    $  8.62
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            10         11         25         38          6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           468        498        478        128         13
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.11    $ 11.71    $ 11.27    $  9.24    $ 12.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            45         29         39         16         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,581      2,715      2,971      2,171      2,221
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.63    $ 11.14    $ 10.21    $  7.89    $ 10.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           775        867        896        961        166
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        11,228     12,694     12,682      9,408      3,151
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $226.77    $220.94    $196.75    $133.70    $203.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           244        275        301        314        380
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           586        683        689        581        661
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.68    $ 13.60    $ 13.28    $ 13.05    $ 12.10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           943        748        804        702         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        14,021     15,208     16,175     13,419     10,537
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.62    $ 24.94    $ 22.99    $ 18.28    $ 23.93
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           864        968      1,030      1,042      1,038
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        10,127     11,584     11,512      7,152      6,601
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.07    $ 13.84    $ 12.72    $  9.86    $ 11.33
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           712        676        685        427         24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        11,276     11,463     10,296      2,423         78
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.10     $ 7.46     $ 5.90     $ 9.50         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          129        124        122         61         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,012      1,076      1,164      1,153         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.37     $11.47     $ 9.99     $11.78     $11.58
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           75         83         67         64         44
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          216        175        171        230        268
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $34.98     $26.80     $19.26     $28.22     $26.24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          155        148        150        151        102
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          380        352        302        300        291
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.73     $11.21     $11.17     $10.66     $ 9.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          220        231        316        113         61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,209      1,156      1,062        777        471
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.48     $15.94     $10.79     $25.72     $18.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          504        641        687        810        929
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,972      2,334      2,396      3,354      4,518
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.24     $18.76     $19.51     $19.14     $18.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          650        842      1,090      1,229      1,493
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,196      1,385      1,664      1,956      2,358
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.54     $11.67     $ 8.76     $16.15     $14.24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          139        235        228        212        235
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,538      5,230      5,817      7,394      9,957
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.57     $12.88     $ 9.54     $16.23     $14.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          111        112        110         94         24
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          648        458        378        409        273
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.00     $11.76     $ 9.03     $15.24     $15.68
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          153        154        184        229        281
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,965      2,244      2,578      3,182      4,115
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.13     $ 8.12     $ 6.53     $10.60     $10.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          120        143        183        230        298
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,981      3,499      4,012      5,022      6,684
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.49         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           19         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          107         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $22.44     $21.86         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           89         21         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          339         74         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.74         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           36         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.65     $10.45     $ 8.58     $ 5.59     $ 6.04
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          929        860        837        857        821
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,043      4,587      4,232      2,823      3,043
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.94     $18.01     $17.95     $17.86     $16.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,833      2,200      2,818      3,868      2,545
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,881      3,326      3,448      2,501         --
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.14     $10.53     $ 9.42     $ 7.22     $ 8.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          191        193        146         59         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       11,032     11,933     10,611      5,973      5,697
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.48         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            3         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           98         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.24     $12.94     $11.86     $ 9.51     $11.94
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          306        338        377        359        287
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,803      5,325      5,701      4,777      4,156
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.33     $ 8.84     $ 8.07     $ 6.72     $ 8.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          328        421        474        474        543
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,849      8,941      9,707      8,237      8,655
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.37     $ 6.46     $ 4.82     $ 7.69     $ 6.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,064      1,275      1,522      1,913      2,322
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,531      6,521      7,705      9,407     11,991
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.21     $13.51     $10.18     $16.75     $14.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          384        453        537        676        791
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,649      1,897      2,095      2,691      3,075
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.83     $ 5.17     $ 4.41     $10.35     $11.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           60         77         52         73         63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          306        341        306        503        784
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.07     $10.89     $ 9.19     $16.48     $17.54
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,925      2,371      2,907      3,862      1,465
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        8,017      9,238     10,639     13,726     13,777
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.42     $ 9.01     $ 7.76     $12.42     $12.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           93         80         73        116         83
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          259        235        323        368        502
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.98     $10.68     $ 8.65     $12.73     $11.69
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           84         55         48         29         22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          269        241        207        161        166
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.14     $ 9.00     $ 6.71     $13.45     $12.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          527        670        823      1,036      1,207
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,823      4,410      5,117      6,276      8,561
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.88     $13.18     $ 9.86     $16.58     $17.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          617        776        873      1,135      1,391
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,940      3,462      3,335      4,320      6,178
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.63     $28.08     $28.54     $28.40     $27.57
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          647        889      1,382      1,201      1,177
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,996      2,814      4,635      3,889      3,996
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.13     $ 4.82     $ 3.77     $ 5.72     $ 4.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          131        196        224         79         29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,000      1,089      1,065        656        206
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.01     $ 6.19     $ 5.81     $ 4.79     $ 7.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        2,818      3,283      3,962      4,522      5,608
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       14,352     15,822     17,115     16,550     18,765
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.88     $12.94     $11.68     $ 9.18     $14.20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          957      1,142      1,345      1,556      1,966
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,566      4,258      4,710      4,661      5,707
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.63         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            6         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          195         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.69     $14.16     $12.68     $10.01     $11.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,617      1,814      1,839      1,712      1,138
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       15,585     17,155     15,959      8,615      6,000
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.58         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          135         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.54         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           21         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          132         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.53     $11.02     $ 9.65     $ 6.83     $ 8.51
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,413      1,558      1,665      1,471        932
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       10,309     11,422     10,509      4,322      2,644
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.47     $14.13     $12.18     $ 9.29     $11.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,673      1,805      2,005      2,145      1,487
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,278      7,736      7,229      3,714      2,090
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.81     $26.55     $26.78     $27.06     $27.16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,247      1,478      1,911      2,863      3,954
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,058      4,693      6,370      9,288     13,759
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.53     $ 4.36         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           44          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172         19         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.68     $12.81     $ 8.29     $16.00     $13.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          182        196        127         73         30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          616        511        412        507        322
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.84     $ 8.03     $ 6.52     $10.70     $10.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           47         76         89        121         23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          357        450        499        748        372
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.39     $ 9.17     $ 6.72     $11.53     $11.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           67         65         44         68         12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          462        301        230        230         61
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.70     $10.78     $10.15     $10.75     $ 9.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          608        883        742        316        206
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,449      3,688      2,800      1,098      1,411
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.35     $15.64     $14.98     $16.29     $15.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          206        276        196        219        243
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,310      1,604      1,459      1,861      2,329
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.12     $13.02     $10.49     $16.18     $16.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          152        195        227        281        323
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,345      1,522      1,675      2,100      2,912
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.20     $13.27     $ 9.45     $16.62     $15.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          279        265        268        293         12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,157      1,232      1,328      1,641        104
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.55     $ 8.04     $ 6.29     $10.80      10.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           31         48         65        109         28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          377        355        411        572        298
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.21     $ 4.69     $ 3.60     $ 6.10     $ 6.12
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           47         25         48         65         69
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          105        166        145        300        397
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.12     $ 8.93     $ 7.07     $11.39     $11.87
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           86         84        107        116        129
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          314        427        491        424        647
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.35         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          172         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.92         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          120         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          848         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.50     $15.45     $15.13     $14.85         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          296        279        282        347         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,753      2,951      3,122      1,064         --
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.46     $14.10     $12.18     $ 8.48     $10.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          325        378        358        240        239
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,372      3.996      4,084      1,913      1,535
-------------------------------------------------------------------------------------------------------------------------
EQ/T.ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.68     $16.30         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13          2         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          146         19         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.45     $ 5.08         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33          4         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          286         69         --         --         --
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.41         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           40         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          410         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.87     $ 9.42     $ 6.82     $ 9.58     $ 8.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          166        179        147        174        157
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,289      1,281      1,192      1,455      1,731
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $50.84     $43.93     $32.52     $61.99     $56.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           80         66         32         39         53
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          669        370        186        233        292
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.34     $12.76     $11.97     $11.87     $11.36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          493        555        707        822        915
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,073      4,407      4,240      5,230      6,686
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.93     $12.28     $ 9.61     $18.51     $16.73
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          185        249        279        343        377
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,251      1,474      1,547      1,972      2,676
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.71     $ 9.76     $ 7.48     $12.58     $12.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           53         84         96        154        175
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          856        922      1,012      1,291      1,745
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.98     $10.76     $ 8.90     $14.46     $14.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          123        167        229        309        326
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,891      2,160      2,480      3,218      4,325
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.49     $ 9.20     $ 6.60     $11.88     $10.79
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          154        183        242        327        402
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,969      2,263      2,611      3,156      4,520
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.89     $12.12     $ 8.53     $13.54     $13.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          146        194        235        288        386
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,605      1,844      2,077      2,710      3,885
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.70     $25.45     $23.59     $31.34     $30.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          236        259        300        409        475
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,666      1,854      2,063      2,743      3,798
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.32     $ 6.63     $ 5.01     $ 8.79     $ 8.61
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           98        131        136        193        125
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          379        322        350        436        605
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.39     $ 8.20     $ 7.79     $ 5.73     $ 7.66
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          190        242        184        143         90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,184      2,500      2,016        424        141
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $54.68     $51.36     $46.56     $34.41     $49.16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           62         74         79         66         73
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          331        388        429        338        402
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.12     $11.11     $10.87     $10.64         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,033      1,124      1,240      1,234         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,527      8,293      8,217      3,282         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.57     $11.94     $10.29     $ 7.79         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          423        460        371        286         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,300      2,160      1,684        553         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.89     $10.37     $ 9.61     $ 7.62         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          208        255        249        213         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,956      2,038      1,850        635         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.07     $11.46     $10.17     $ 7.89         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          300        304        297        292         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,766      4,712      3,848      1,272         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.01     $ 9.38     $ 8.53     $ 6.18         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          460        503        538        344         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        5,281      6,078      5,628      1,488         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.18     $11.53     $10.17     $ 7.35         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          425        575        467        381         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,432      5,059      3,927      1,262         --
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.55     $28.15     $26.32     $21.83     $22.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          558        647        634        511        500
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,585      5,526      5,467      2,248      1,835
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.94     $ 7.51         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           61         11         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          410         22         --         --         --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.89     $12.97     $10.43     $17.05     $19.22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          105        138        174        272        395
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,303      2,646      3,075      3,968      5,693
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.45     $ 9.88     $ 6.34     $12.17     $10.46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          409        476        553        701        889
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,814      2,062      2,147      2,564      3,343
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2005      2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.83     $16.33     $14.17     $10.49     $12.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          502        499        370        275         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,888      7,850      7,354      5,021      3,274
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.91     $ 9.05     $ 8.76     $ 5.65         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        1,089      1,346        281         96         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,090      4,725      1,117        205         --
-------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.70%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.51     $11.26     $ 9.00     $15.05     $14.43
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --          1          4          7          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        7,808      8,367      8,484      6,377      3,084
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.71     $11.11     $10.29     $11.76     $11.31
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           12          7          2          5          5
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,707      7,276      5,824      2,454      1,800
-------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.85     $11.05     $ 9.82     $12.40     $11.96
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            7          7          8         12         13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,498      4,925      4,505      2,753      3,022
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $44.54     $41.22     $35.84     $48.27     $46.21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4          4          4          6         32
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,434      4,527      4,019      3,098      2,325
-------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.74     $11.62     $ 9.69     $14.45     $13.82
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          1          7         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       24,916     27,631     27,177     23,506     14,705
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.15     $11.74     $ 9.40     $19.41     $17.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            6          6          6          7          9
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,511      1,714      1,924      2,236      1,508
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.14     $14.61     $10.96     $20.14     $17.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            7          7          8         13         18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          455        346        421        443        462
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.79     $ 8.01     $ 6.36     $ 9.71     $10.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          2         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          382        380        377        421         38
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $20.49     $18.56     $14.49     $23.24     $23.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           12         13         13         10         14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          954        880        834        842        856
-------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.93     $17.19     $13.43     $23.97     $22.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1          1          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          914        984      1,000      1,136       1052
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.45     $11.72     $10.66         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           10         13         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,519        656         32         --
--------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.82     $10.74     $10.30         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            6          5         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,000        281          1         --
--------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.19     $11.02     $10.41         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,176        414         84         --
--------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $42.61     $41.36     $38.70     $33.05
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           33          8          9         13
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,725        893        383         86
--------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.28     $11.71     $10.66         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        6,917      2,788         46         --
--------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.55     $12.84     $11.05     $ 8.32
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           10         13         20         20
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,037        649        530        142
--------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.39     $14.95     $13.34     $ 9.63
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           18         20         25         28
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          372        312        478        121
--------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $19.66     $19.43     $17.87     $13.86
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           19         21         25         32
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          849        802        502        184
--------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.91     $16.44     $13.75     $10.92
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            3          3          6          4
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          782        522        441        161
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.57    $  4.90    $  4.47    $  6.71    $  6.59
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --          2         --          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           806        611        730        571        504
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  7.44    $  6.72    $  5.23    $  9.71    $  8.81
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --          2
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           129        265        286        373        353
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.21    $ 10.09    $  7.70    $ 13.14    $ 12.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,267      1,490      1,426      1,289       1484
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.09    $  9.74    $  7.54    $ 12.71    $ 12.72
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1          1          1          1         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,012      2,196      2,528      3,063      1,393
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $193.27    $169.68    $134.51    $243.48    $239.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1          1          1          2          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            55         60         63         65         73
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.22    $ 12.71    $ 12.59    $ 14.07    $ 13.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             5          5          4         13          8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,424      1,504      1,216      1,473      1,477
-------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.46    $  8.61    $  6.60    $ 11.05      10.84
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          4          5         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,664      1,601      1,517      1,189        216
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.32    $ 22.52    $ 18.20    $ 29.54    $ 28.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             4          4          4          5          9
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,278      1,432      1,308      1,547         64
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.10    $ 13.33    $ 10.61    $ 18.08    $ 16.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          3          3          5         11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,210      2,904      3,228      3,346      2,714
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  9.83    $  8.99    $  7.01    $ 10.45    $ 10.42
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          3         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,643      1,908      1,649      1,574        368
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  5.78    $  5.54         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           326         15         --         --
--------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  8.51    $  7.96    $  7.82    $  6.22
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             2          1          1         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           314        204        249         42
--------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.00    $ 11.62    $ 11.20    $  9.19
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           351        160        164         40
--------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.55    $ 11.08    $ 10.16    $  7.86
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --          1         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,585      1,200        776        200
--------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $219.99    $214.55    $191.26    $130.09
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             3          3          4          6
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            73         64         29          9
--------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 13.57    $ 13.50    $ 13.20    $ 12.99
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            12          8          7          9
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,527      1,343      1,175        441
--------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 25.31    $ 24.66    $ 22.76    $ 18.11
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            12         13         16         10
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         1,604      1,386      1,074        399
--------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.01    $ 13.79    $ 12.69    $  9.85
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             8         11         16          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         2,354      1,938      1,510        386
--------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
--------------------------------------------------------------------------------------------------------------
 Unit value                                                             --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            --         --         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.07     $ 7.44     $ 5.89     $ 9.49         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        4,481      4,971      5,195      2,805         --
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.30     $11.41     $ 9.95     $11.75     $11.56
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            3          3          2          3          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          286        248        305        337        193
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $34.20     $26.23     $18.86     $27.67     $25.76
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1         --          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          678        666        610        618        233
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.67     $11.16     $11.14     $10.64     $ 9.90
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --          1          3          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,235      1,037      1,063        476        185
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.25     $15.74     $10.67     $25.45     $18.23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          3          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,440      1,600      1,528      1,726       1239
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.86     $18.41     $19.16     $18.82     $17.92
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           20         21         22         26         29
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          948        875        948        404        376
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.39     $11.54     $ 8.68     $16.01     $14.13
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,230      2,278      2,341      2,289      3,208
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.48     $12.82     $ 9.50     $16.18     $14.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          1         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,214        777        796        665        269
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.82     $11.61     $ 8.93     $15.08     $15.53
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13         13         13          2          2
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          256        275        280        288        351
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.02     $ 8.03     $ 6.46     $10.50     $10.28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          330        367        389        458        510
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.48         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           77         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $22.05     $21.50         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           79          9         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.74         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)            8         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.53     $10.37     $ 8.53     $ 5.56
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --          6          6
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          755        609        457         69
--------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $17.67     $17.76     $17.72     $17.65
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           39         67         84        146
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          481        416        458        259
--------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.06     $10.47     $ 9.38     $ 7.19
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,337      1,926      1,026        282
--------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.47         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           56         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.12     $12.84     $11.78     $ 9.45
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           11         11         16         13
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          347        370        307        128
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.26     $ 8.79     $ 8.03     $ 6.69
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          603        610        598        229
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.29     $ 6.39     $ 4.78     $ 7.62     $ 6.80
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           14         14         15          9         14
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          906      1,047      1,004      1,050      1,042
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.00     $13.34     $10.06     $16.57     $14.58
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          204        249        298        492        192
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.80     $ 5.15     $ 4.39     $10.32     $11.17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5          5          4          3          4
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          832        868        847        809        532
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.91     $10.76     $ 9.09     $16.31     $17.38
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           46         53         55         62         21
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,059      2,313      2,668      3,123      2,507
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.36     $ 8.97     $ 7.73     $12.39     $12.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          406        344        351        369        308
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.91     $10.63     $ 8.62     $12.70     $11.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          473        455        425        442        196
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.02     $ 8.92     $ 6.66     $13.35     $12.57
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           12         12         12         26         31
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,672      1,781      1,863      2,166      1,890
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.67     $13.01     $ 9.74     $16.40     $16.96
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            7          7          6          8         16
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,830      2,158        902      1,069      1,156
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.82     $27.28     $27.75     $27.65     $26.86
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           70         73         79         21         22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          729      1,227      1,943      1,051       1102
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.07     $ 4.77     $ 3.74     $ 5.66     $ 4.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --          2         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          964      1,099      1,560        657         83
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 6.96     $ 6.16     $ 5.78     $ 4.77
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           17         17         24         22
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,055        981        856        341
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.76     $12.84     $11.60     $ 9.12
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          2          5          7
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          184        149         93         38
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.63         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          144         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.57     $14.06     $12.60     $ 9.96
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           35         49         54         60
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        2,363      2,169      1,481        530
--------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.57         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           83         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.54         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           84         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.47     $10.97     $ 9.62     $ 6.81
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           35         38         41         39
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,556      1,391        883        285
--------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.34     $14.02     $12.10     $ 9.24
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           19         26         31         36
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,107      1,007        636        237
--------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $26.15     $25.92     $26.17     $26.47
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            8         15         37         57
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          845        349        434        630
--------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 4.49     $ 4.34         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           72         22         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.59     $12.75     $ 8.26     $15.95     $13.26
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1         --          2         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          889        885        695        782        297
-------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.80     $ 8.00     $ 6.50     $10.69     $10.70
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,238      1,402      1,644      1,727        258
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.35     $ 9.14     $ 6.71     $11.51      11.08
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,073        860        786        674         83
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.64     $10.73     $10.11     $10.72     $ 9.78
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           16         11          6         13          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        3,294      3,673      2,525      1,235        730
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.06     $15.38     $14.75     $16.06     $15.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5          6          5         10         11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          941      1,133        502        626        590
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.91     $12.86     $10.37     $16.02     $16.60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          2          2          1          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          850      1,024        720        713        744
-------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.85     $12.98     $ 9.26     $16.30     $15.46
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1          1         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          606        610        421        401         47
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.51     $ 8.02     $ 6.27     $10.78      10.75
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          694        735        848        853        178
-------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.15     $ 4.63     $ 3.56     $ 6.04     $ 6.07
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          161        166        153         89        104
-------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.07     $ 8.89     $ 7.04     $11.36     $11.85
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          587        490        545        539        602
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.34         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          179         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.91         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          286         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.31     $15.27     $14.97     $14.71
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           14         17         14         17
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          573        555        512        198
--------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.35     $14.00     $12.10     $ 8.44
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5         11         10          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          596        575        449        122
--------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.39     $16.03         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           41          6         --         --
--------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                            --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 5.41     $ 5.05         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           69         --         --         --
--------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.40         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          296         --         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.74    $ 9.31     $ 6.75     $ 9.49     $ 8.67
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           957       537        353        249        215
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $49.57    $42.88     $31.77     $60.62     $55.37
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1         1         --         --          2
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           250       144         53         56         47
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $13.21    $12.66     $11.89     $11.80     $11.30
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             2         4          2          2          6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         3,414     3,238      3,511      1,494      2,030
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.81    $12.18     $ 9.54     $18.39     $16.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           842       967        951      1,047      1,030
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.61    $ 9.68     $ 7.43     $12.50     $12.11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1         1          1          1          1
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           416       452        447        473        453
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.87    $10.67     $ 8.83     $14.37     $14.10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --         --         41         41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           753       860        921      1,210      1,363
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.39    $ 9.13     $ 6.55     $11.81     $10.74
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             2         3          3          3          3
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           783       810        813        934      1,035
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $14.76    $12.02     $ 8.47     $13.46     $13.68
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             4         5          5         27         27
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           760       803        727        805      1,010
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $26.06    $24.86     $23.07     $30.68     $30.26
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)             1         1          2         10         11
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           641       663        523        526        758
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 8.22    $ 6.55     $ 4.95     $ 8.71     $ 8.54
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            --        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           746       786        687        788        475
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.33     $ 8.15     $ 7.75     $ 5.70
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --          1          2          4
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          280        377        218         32
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $53.59     $50.38     $45.72     $33.82
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          2          2          2
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           25         28         10          4
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.08     $11.07     $10.84     $10.63
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            8         11         19         23
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,611      1,424      1,202        628
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.51     $11.90     $10.27     $ 7.78
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          783        806        360        135
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE EQUITY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $10.85     $10.34     $ 9.59     $ 7.61
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          3          3          3
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          353        272        238        104
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.02     $11.42     $10.15     $ 7.88
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           44         45         45         36
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,238      1,242        726        316
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.96     $ 9.35     $ 8.52     $ 6.18
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            4          6          8          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        1,075      1,055        731        292
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $12.13     $11.49     $10.15     $ 7.34
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           27         29         30         23
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          876      1,011        560        206
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR BOND
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $28.00     $27.64     $25.87     $21.48
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           13         14         20         21
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          755        771        557        125
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 7.89     $ 7.46         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           --         --         --         --
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          242         59         --         --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                              FOR THE YEARS ENDING DECEMBER 31,
                                                                   ------------------------------------------------------
                                                                     2010      2009       2008       2007       2006
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $15.68     $12.81     $10.31     $16.88     $19.05
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            2          2          2          5          6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          612        586        666        748      1,201
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.34     $ 9.80     $ 6.29     $12.10     $10.41
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            1          1          1         15         15
-------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          705        766        462        597        350
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDING DECEMBER 31,
                                                                   -------------------------------------------
                                                                    2005       2004       2003       2002
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $16.69     $16.22     $14.09     $10.43
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)            5          5          7          8
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          991        884        641        270
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 9.87     $ 9.02     $ 8.74     $ 5.64
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           15         15         14         10
--------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          311        306         98         14
--------------------------------------------------------------------------------------------------------------

(20) HYPOTHETICAL ILLUSTRATIONS



   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.62)% and 3.38% for the Accumulator(R) contracts; (2.67)% and 3.33% for Accumulator(R) Plus(SM) contracts; (2.87)% and 3.13% for Accumulator(R) Elite(SM) contracts; and (2.97)% and 3.03% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.25% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------------------------
                                                                    5% ROLL-UP
                                                               TO AGE 80 GUARANTEED                          LIFETIME ANNUAL
         CONTRACT                                                 MINIMUM DEATH      TOTAL DEATH BENEFIT   GUARANTEED MINIMUM
  AGE      YEAR        ACCOUNT VALUE          CASH VALUE             BENEFIT         WITH PROTECTION PLUS    INCOME BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
                        0%        6%        0%          6%        0%         6%         0%        6%         0%         6%
-------------------------------------------------------------------------------------------------------------------------------
  62         2       105,000   105,000    99,000      99,000   110,250    110,250    114,350    114,350      N/A        N/A
  63         3       101,697   107,985    96,697     102,985   115,763    115,763    122,068    122,068      N/A        N/A
  64         4        98,470   111,047    94,470     107,047   121,551    121,551    130,171    130,171      N/A        N/A
  65         5        95,315   114,187    92,315     111,187   127,628    127,628    138,679    138,679      N/A        N/A
  66         6        92,231   117,409    90,231     115,409   134,010    134,010    147,613    147,613      N/A        N/A
  67         7        89,212   120,712    88,212     119,712   140,710    140,710    156,994    156,994      N/A        N/A
  68         8        86,258   124,100    86,258     124,100   147,746    147,746    166,844    166,844      N/A        N/A
  69         9        83,365   127,572    83,365     127,572   155,133    155,133    177,186    177,186      N/A        N/A
  70        10        80,529   131,132    80,529     131,132   162,889    162,889    188,045    188,045     9,627      9,627
  75        15        67,129   150,289    67,129     150,289   207,893    207,893    251,050    251,050    13,326     13,326
  80        20        54,768   171,852    54,768     171,852   265,330    265,330    331,462    331,462    18,069     18,069
  85        25        43,720   196,664    43,720     196,664   265,330    265,330    331,462    331,462    24,543     24,543
  90        30        37,904   229,911    37,904     229,911   265,330    265,330    331,462    331,462      N/A        N/A
  95        35        32,861   268,779    32,861     268,779   265,330    265,330    331,462    331,462      N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) PLUS(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$110,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS


------------------------------------------------------------------------------------------------------------
                                                                     5% ROLL-UP
                                                                TO AGE 80 GUARANTEED
         CONTRACT                                                  MINIMUM DEATH      TOTAL DEATH BENEFIT
  AGE      YEAR        ACCOUNT VALUE           CASH VALUE             BENEFIT         WITH PROTECTION PLUS
------------------------------------------------------------------------------------------------------------
                        0%        6%          0%        6%         0%         6%         0%        6%
------------------------------------------------------------------------------------------------------------
  62         2       110,000   110,000     102,000   102,000    114,660    114,660    120,524    120,524
  63         3       106,849   113,436      99,849   106,436    120,393    120,393    128,550    128,550
  64         4       103,788   116,979      97,788   110,979    126,413    126,413    136,978    136,978
  65         5       100,815   120,632      95,815   115,632    132,733    132,733    145,827    145,827
  66         6        97,927   124,400      93,927   120,400    139,370    139,370    155,118    155,118
  67         7        95,122   128,285      92,122   125,285    146,338    146,338    164,874    164,874
  68         8        92,397   132,292      90,397   130,292    153,655    153,655    175,118    175,118
  69         9        89,750   136,424      89,750   136,424    161,338    161,338    185,873    185,873
  70        10        87,179   140,685      87,179   140,685    169,405    169,405    197,167    197,167
  75        15        75,387   164,072      75,387   164,072    216,209    216,209    262,692    262,692
  80        20        65,190   191,345      65,190   191,345    275,943    275,943    346,320    346,320
  85        25        56,373   223,153      56,373   223,153    275,943    275,943    346,320    346,320
  90        30        48,748   260,248      48,748   260,248    275,943    275,943    346,320    346,320
  95        35        42,154   303,510      42,154   303,510    275,943    275,943    346,320    346,320
------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) ELITE(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------------------------
                                                                    5% ROLL-UP                               LIFETIME ANNUAL
                                                               TO AGE 80 GUARANTEED                            GUARANTEED
         CONTRACT                                                 MINIMUM DEATH      TOTAL DEATH BENEFIT     MINIMUM INCOME
  AGE      YEAR        ACCOUNT VALUE          CASH VALUE             BENEFIT         WITH PROTECTION PLUS        BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
                        0%         6%        0%         6%         0%        6%         0%         6%         0%        6%
-------------------------------------------------------------------------------------------------------------------------------
  62         2       105,000   105,000    97,000      97,000   110,250    110,250    114,350    114,350      N/A        N/A
  63         3       101,435   107,723    93,435      99,723   115,763    115,763    122,068    122,068      N/A        N/A
  64         4        97,962   110,508    97,962     110,508   121,551    121,551    130,171    130,171      N/A        N/A
  65         5        94,578   113,356    94,578     113,356   127,628    127,628    138,679    138,679      N/A        N/A
  66         6        91,278   116,268    91,278     116,268   134,010    134,010    147,613    147,613      N/A        N/A
  67         7        88,058   119,245    88,058     119,245   140,710    140,710    156,994    156,994      N/A        N/A
  68         8        84,917   122,288    84,917     122,288   147,746    147,746    166,844    166,844      N/A        N/A
  69         9        81,849   125,398    81,849     125,398   155,133    155,133    177,186    177,186      N/A        N/A
  70        10        78,853   128,576    78,853     128,576   162,889    162,889    188,045    188,045     9,627      9,627
  75        15        64,815   145,506    64,815     145,506   207,893    207,893    251,050    251,050    13,326     13,326
  80        20        52,061   164,232    52,061     164,232   265,330    265,330    331,462    331,462    18,069     18,069
  85        25        40,815   185,467    40,815     185,467   265,330    265,330    331,462    331,462    24,543     24,543
  90        30        34,933   214,212    34,933     214,212   265,330    265,330    331,462    331,462      N/A        N/A
  95        35        29,899   247,413    29,899     247,413   265,330    265,330    331,462    331,462      N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R) SELECT(SM)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
     5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
     PROTECTION PLUS
     GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------------------------
                                                                     5% ROLL-UP                               LIFETIME ANNUAL
                                                               TO AGE 80 GUARANTEED                             GUARANTEED
         CONTRACT                                                  MINIMUM DEATH      TOTAL DEATH BENEFIT     MINIMUM INCOME
  AGE      YEAR        ACCOUNT VALUE           CASH VALUE             BENEFIT         WITH PROTECTION PLUS        BENEFIT
-------------------------------------------------------------------------------------------------------------------------------
                        0%        6%         0%         6%         0%         6%         0%         6%         0%        6%
-------------------------------------------------------------------------------------------------------------------------------
  62         2       105,000   105,000     105,000   105,000    110,250    110,250    114,350    114,350      N/A        N/A
  63         3       101,330   107,618     101,330   107,618    115,763    115,763    122,068    122,068      N/A        N/A
  64         4        97,760   110,292      97,760   110,292    121,551    121,551    130,171    130,171      N/A        N/A
  65         5        94,284   113,024      94,284   113,024    127,628    127,628    138,679    138,679      N/A        N/A
  66         6        90,898   115,814      90,898   115,814    134,010    134,010    147,613    147,613      N/A        N/A
  67         7        87,600   118,662      87,600   118,662    140,710    140,710    156,994    156,994      N/A        N/A
  68         8        84,385   121,570      84,385   121,570    147,746    147,746    166,844    166,844      N/A        N/A
  69         9        81,250   124,537      81,250   124,537    155,133    155,133    177,186    177,186      N/A        N/A
  70        10        78,190   127,566      78,190   127,566    162,889    162,889    188,045    188,045     9,627      9,627
  75        15        63,909   143,632      63,909   143,632    207,893    207,893    251,050    251,050    13,326     13,326
  80        20        51,011   161,272      51,011   161,272    265,330    265,330    331,462    331,462    18,069     18,069
  85        25        39,700   181,155      39,700   181,155    265,330    265,330    331,462    331,462    24,543     24,543
  90        30        33,804   208,220      33,804   208,220    265,330    265,330    331,462    331,462      N/A        N/A
  95        35        28,784   239,328      28,784   239,328    265,330    265,330    331,462    331,462      N/A        N/A
-------------------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

Appendix I

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS



------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
Income Manager(SM) 4/7/95                7/1/95; 9/28/95                   4/7/95              7/1/95; 9/28/95
Accumulator(R)     11/1/95                                                 11/1/95
Income Manager(SM) 5/1/96                                                  10/16/96            2/10/97
Rollover IRA       10/17/96              2/10/97                           5/1/97              5/1/97
                   5/1/97                5/1/97; 12/31/97; 5/1/98;         8/1/97
                                         1/4/99; 5/1/99; 5/1/00; 6/23/     12/31/97            12/31/97; 5/1/98;
                                         00;                                                   1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                         9/1/00; 2/9/01; 9/1/01; 1/14/                         2/9/01; 9/1/01; 1/14/02; 2/22/
                                         02;                                                   02; 7/15/02; 8/20/02; 1/6/03;
                                         2/22/02; 7/15/02; 8/20/02;                            2/20/03; 5/15/03; 8/15/03;
                                         1/6/03; 2/20/03; 5/15/03; 8/15/                       11/24/03; 2/1/04; 8/4/04; 8/10/
                                         03; 11/24/03; 2/1/04; 8/4/04;                         04; 12/13/04; 12/31/04; 5/9/05;
                                         8/10/04; 12/13/04; 12/31/04 ;                         6/10/05; 6/17/05; 7/25/05;
                                         5/9/05; 6/10/05; 6/17/05; 7/25/                       8/31/05; 12/2/05; 2/8/06; 8/25/
                                         05; 8/31/05; 12/2/05; 2/8/06;                         06; 12/11/06; 5/1/07; 8/24/07;
                                         8/25/06; 12/11/06; 5/1/07;                            9/19/07; 10/19/07; 2/15/08;
                                         8/24/07; 9/19/07; 10/19/07;                           6/20/08; 7/21/08; 8/15/08;
                                         2/15/08; 6/20/08; 7/21/08;                            11/13/08; 12/1/08; 1/15/09;
                                         8/15/08; 11/13/08; 12/1/08;                           6/8/09; 8/17/09; 8/18/09; 9/3/
                                         1/15/09; 6/8/09; 8/17/09; 8/18/                       09; 9/25/09; 1/7/10; 2/1/10;
                                         09; 9/3/09; 9/25/09; 1/7/10;                          2/5/10; 6/14/10; 8/25/10;
                                         2/1/10; 2/5/10; 6/14/10; 8/25/                        12/15/10; 12/29/10; 2/11/11
                                         10; 12/15/10; 12/29/10;
                                         2/11/11
                   --------------------------------------------------------
                   12/31/97              12/31/97; 5/1/98; 1/4/99; 5/1/
                                         99; 5/1/00; 6/23/00; 9/1/00;
                                         2/9/01;
                                         9/1/01; 1/14/02; 2/22/02; 7/15/
                                         02; 8/20/02; 1/6/03; 2/20/03;
                                         5/15/03; 8/15/03; 11/24/03;
                                         2/1/04; 8/4/04; 8/10/04; 12/13/
                                         04; 12/31/04; 5/9/05; 6/10/05;
                                         6/17/05; 7/25/05; 8/31/05;
                                         12/2/05; 2/8/06; 8/25/06;
                                         12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 6/20/08;
                                         7/21/08; 8/15/08; 11/13/08;
                                         12/1/08; 1/15/09; 6/8/09; 8/17/
                                         09; 8/18/09; 9/3/09; 9/25/09;
                                         1/7/10; 2/1/10; 2/5/10; 6/14/
                                         10; 8/25/10; 12/15/10; 12/29/
                                         10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------


                                                                    APPENDIX I

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     5/1/98                5/1/98; 6/18/98; 11/30/98         10/1/97(2)          5/1/98; 6/18/98; 11/30/98;
(IRA, NQ and QP)   (Accumulator only)    5/1/99; 5/1/00; 9/1/00; 2/9/01;   12/31/97(2)         5/1/99; 5/1/00; 9/1/00; 2/9/01;
Accumulator(R)     5/1/99                9/1/01; 1/14/02; 2/22/02; 7/15/   5/1/98              9/1/01;
Select(SM) (IRA,                         02; 8/20/02; 1/6/03; 2/20/03;                         1/14/02; 2/22/02; 7/15/02;
NQ, QP)                                  5/15/03; 8/15/03; 11/24/03;                           8/20/02; 1/6/03; 2/20/03; 5/15/
                                         2/1/04; 8/4/04; 8/10/04; 12/13/                       03; 8/15/03; 11/24/03; 2/1/04;
                                         04; 12/31/04; 5/9/05; 6/10/05;                        8/4/04; 8/10/04; 12/13/04;
                                         6/17/05; 7/25/05; 8/31/05;                            12/31/04; 5/9/05; 6/10/05;
                                         12/2/05; 2/8/06; 8/25/06;                             6/17/05; 7/25/05; 8/31/05;
                                         12/11/06; 5/1/07; 8/24/07;                            12/2/05; 2/8/06; 8/25/06;
                                         9/19/07; 10/19/07; 2/15/08;                           12/11/06; 5/1/07; 8/24/07;9/19/
                                         6/20/08; 7/21/08; 8/15/08;                            07; 10/19/07; 2/15/08; 6/20/08;
                                         11/13/08; 12/1/08; 1/15/09;                           7/21/08; 8/15/08; 11/13/08;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        12/1/08;1/15/09; 6/8/09; 8/17/
                                         09; 9/25/09; 1/7/10; 2/1/10;                          09; 8/18/09; 9/3/09; 9/25/09;
                                         2/5/10; 6/14/10; 8/25/10;                             1/7/10; 2/1/10; 2/5/10; 6/14/10;
                                         12/15/10; 12/29/10; 2/11/11                           8/25/10; 12/15/10; 12/29/10;
                                                                                               2/11/11
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     10/18/99(3)           3/20/00; 5/1/00; 6/23/00; 9/1/    5/1/99              3/20/00; 5/1/00; 9/1/00; 10/13/
Select(SM)                               00; 10/13/00; 2/9/01; 9/1/01;     10/18/99            00; 2/9/01; 9/1/01; 1/14/02;
Accumulator(R)                           1/14/02; 2/22/02; 7/15/02;                            2/22/02; 7/15/02; 8/20/02;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/                       1/6/03; 2/20/03; 5/15/03; 8/15/
                                         03; 8/15/03; 11/24/03; 2/1/04;                        03; 11/24/03; 2/1/04; 8/4/04;
                                         8/4/04; 8/10/04; 12/13/04;                            8/10/04; 12/13/04; 12/31/04;
                                         12/31/04; 5/9/05; 6/10/05;                            5/9/05; 6/10/05; 6/17/05; 7/25/
                                         6/17/05; 7/25/05; 8/31/05;                            05; 8/31/05; 12/2/05; 2/8/06;
                                         12/2/05; 2/8/06; 8/25/06;                             8/25/06; 12/11/06; 5/1/07;
                                         12/11/06; 5/1/07; 8/24/07;                            8/24/07; 9/19/07; 10/19/07;
                                         9/19/07; 10/19/07; 2/15/08;                           2/15/08; 6/20/08; 7/21/08;
                                         6/20/08; 7/21/08; 8/15/08;                            8/15/08; 11/13/08; 12/1/08;
                                         11/13/08; 12/1/08; 1/15/09;                           1/15/09; 6/8/09; 8/17/09; 8/18/
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        09; 9/3/09; 9/25/09; 1/7/10;
                                         09; 9/25/09; 1/7/10; 2/1/10;                          2/1/10; 2/5/10; 6/14/10; 8/25/
                                         2/5/10; 6/14/10; 8/25/10;                             10; 12/15/10; 12/29/10;
                                         12/15/10; 12/29/10; 2/11/11                           2/11/11
                   -----------------------------------------------------------------------------------------------------------------
                   5/1/00(3)             3/20/00; 6/23/00; 9/1/00; 9/6/    5/1/00              3/20/00; 9/1/00; 9/6/00; 10/13/
                                         00; 10/13/00; 2/9/01; 9/1/01;                         00; 2/9/01; 9/1/01; 1/14/02;
                                         1/14/02; 2/22/02; 7/15/02;                            2/22/02; 7/15/02; 8/20/02;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/                       1/6/03; 2/20/03; 5/15/03; 8/15/
                                         03; 8/15/03; 11/24/03; 2/1/04;                        03; 11/24/03; 2/1/04; 8/4/04;
                                         8/4/04; 8/10/04; 12/13/04;                            8/10/04; 12/13/04; 12/31/04;
                                         12/31/04; 5/9/05; 6/10/05;                            5/9/05; 6/10/05; 6/17/05; 7/25/
                                         6/17/05; 7/25/05; 8/31/05;                            05; 8/31/05; 12/2/05; 2/8/06;
                                         12/2/05; 2/8/06; 8/25/06;                             8/25/06; 12/11/06; 5/1/07;
                                         12/11/06; 5/1/07; 8/24/07;                            8/24/07; 9/19/07; 10/19/07;
                                         9/19/07; 10/19/07; 2/15/08;                           2/15/08; 6/20/08; 7/21/08;
                                         6/20/08; 7/21/08; 8/15/08;                            8/15/08; 11/13/08; 12/1/08;
                                         11/13/08; 12/1/08; 1/15/09;                           1/15/09; 6/8/09; 8/17/09; 8/18/
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        09; 9/3/09; 9/25/09; 1/7/10;
                                         09; 9/25/09; 1/7/10; 2/1/10;                          2/1/10; 2/5/10; 6/14/10; 8/25/
                                         2/5/10; 6/14/10; 8/25/10;                             10; 12/15/10; 12/29/10;
                                         12/15/10; 12/29/10; 2/11/11                           2/11/11
------------------------------------------------------------------------------------------------------------------------------------


I-2 APPENDIX I

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
                   5/1/01(3)             5/1/01(1); 7/30/01(4); 9/1/01;    5/1/01              5/1/01(1); 7/30/01(4); 9/1/01;
                                         10/1/01(5); 12/14/01; 1/14/02;                        10/1/01(5); 12/14/01; 1/14/02;
                                         2/22/02; 7/15/02; 8/20/02;                            2/22/02; 7/15/02; 8/20/02;
                                         1/6/03; 2/20/03; 5/15/03; 8/15/                       1/6/03; 2/20/03; 5/15/03; 8/15/
                                         03; 11/24/03; 2/1/04; 8/4/04;                         03; 11/24/03; 2/1/04; 8/4/04;
                                         8/10/04; 12/13/04; 12/31/04;                          8/10/04; 12/13/04; 12/31/04;
                                         5/9/05; 6/10/05; 6/17/05; 7/25/                       5/9/05; 6/10/05; 6/17/05; 7/25/
                                         05; 8/31/05; 12/2/05; 2/8/06;                         05; 8/31/05; 12/2/05; 2/8/06;
                                         8/25/06; 12/11/06; 5/1/07;                            8/25/06; 12/11/06; 5/1/07;
                                         8/24/07; 9/19/07; 10/19/07;                           8/24/07; 9/19/07; 10/19/07;
                                         2/15/08; 6/20/08; 7/21/08;                            2/15/08; 6/20/08; 7/21/08;
                                         8/15/08; 11/13/08; 12/1/08;                           8/15/08; 11/13/08; 12/1/08;
                                         1/15/09; 6/8/09; 8/17/09; 8/18/                       1/15/09; 6/8/09; 8/17/09; 8/18/
                                         09; 9/3/09; 9/25/09; 1/7/10;                          09; 9/3/09; 9/25/09; 1/7/10;
                                         2/1/10; 2/5/10; 6/14/10; 8/25/                        2/1/10; 2/5/10; 6/14/10; 8/25/
                                         10; 12/15/10; 12/29/10;                               10; 12/15/10
                                         2/11/11
                   -----------------------------------------------------------------------------------------------------------------
                   8/13/01(2)            9/1/01; 10/1/01(5); 12/14/01;     N/A                 N/A
                                         1/14/02; 2/22/02; 7/15/02;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/
                                         03; 8/15/03; 11/24/03; 2/1/04;
                                         8/4/04; 8/10/04; 12/13/04;
                                         12/31/04; 5/9/05; 6/10/05;
                                         6/17/05; 7/25/05; 8/31/05;
                                         12/2/05; 2/8/06; 8/25/06;
                                         12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 2/15/08;
                                         6/20/08; 7/21/08; 8/15/08;
                                         11/13/08; 12/1/08; 1/15/09;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/
                                         09; 9/25/09; 1/7/10; 2/1/10;
                                         2/5/10; 6/14/10; 8/25/10;
                                         12/15/10; 12/29/10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------


                                                                  APPENDIX I I-3

------------------------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                   -----------------------------------------------------------------------------------------------------------------
                   AXA ADVISORS                                            AXA DISTRIBUTORS
                   -----------------------------------------------------------------------------------------------------------------
                   PROSPECTUS AND SAI                                      PROSPECTUS AND SAI
PRODUCT NAME       DATES                 SUPPLEMENT DATES                  DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     9/2/99(3)             6/23/00; 9/1/00; 9/6/00; 10/13/   8/2/99(3)           9/1/00; 9/6/00; 10/13/00; 2/9/
Plus(SM)           10/18/99(3)           00; 2/9/01; 3/19/01; 7/30/01;     10/18/99(3)         01; 3/19/01; 7/30/01; 9/1/01;
                   5/1/00(3)             9/1/01; 1/14/02; 2/22/02; 7/15/   5/1/00(3)           1/14/02; 2/22/02; 7/15/02;
                                         02; 8/20/02; 1/6/03; 2/20/03;                         8/20/02; 1/6/03; 2/20/03; 5/15/
                                         5/15/03; 8/15/03; 11/24/03;                           03; 8/15/03; 11/24/03; 2/1/04;
                                         2/1/04; 8/4/04; 8/10/04; 12/13/                       8/4/04; 8/10/04; 12/13/04;
                                         04; 12/31/04; 5/9/05; 6/10/05;                        12/31/04; 5/9/05; 6/10/05;
                                         6/17/05; 7/25/05; 8/31/05;                            6/17/05; 7/25/05; 8/31/05;
                                         12/2/05; 2/8/06; 8/25/06;                             12/2/05; 2/8/06; 8/25/06;
                                         12/11/06; 5/1/07; 8/24/07;                            12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 2/15/08;                           9/19/07; 10/19/07; 2/15/08;
                                         6/20/08; 7/21/08; 8/15/08;                            6/20/08; 7/21/08; 8/15/08;
                                         11/13/08; 12/1/08; 1/15/09;                           11/13/08; 12/1/08; 1/15/09;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        6/8/09; 8/17/09; 8/18/09; 9/3/
                                         09; 9/25/09; 1/7/10; 2/1/10;                          09; 9/25/09; 1/7/10; 2/1/10;
                                         2/5/10; 6/14/10; 8/25/10;                             2/5/10; 6/14/10; 8/25/10;
                                         12/15/10; 12/29/10; 2/11/11                           12/15/10; 12/29/10; 2/11/11
                   -----------------------------------------------------------------------------------------------------------------
                   5/1/01(3)             7/30/01(4); 9/1/01; 12/14/01;     5/1/01(3)           5/1/01; 7/30/01(4); 9/1/01;
                                         1/14/02; 2/22/02; 7/15/02;                            12/14/01;
                                         8/20/02; 1/6/03; 2/20/03; 5/15/                       1/14/02; 2/22/02; 7/15/02;
                                         03; 8/15/03; 11/24/03; 2/1/04;                        8/20/02; 1/6/03; 2/20/03; 5/15/
                                         8/4/04; 8/10/04; 12/13/04;                            03; 8/15/03; 11/24/03; 2/1/04;
                                         12/31/04; 5/9/05; 6/10/05;                            8/4/04; 8/10/04; 12/13/04;
                                         6/17/05; 7/25/05; 8/31/05;                            12/31/04; 5/9/05; 6/10/05;
                                         12/2/05; 2/8/06; 8/25/06;                             6/17/05; 7/25/05; 8/31/05;
                                         12/11/06; 5/1/07; 8/24/07;                            12/2/05; 2/8/06; 8/25/06;
                                         9/19/07; 10/19/07; 2/15/08;                           12/11/06; 5/1/07; 8/24/07;
                                         6/20/08; 7/21/08; 8/15/08;                            9/19/07; 10/19/07; 2/15/08;
                                         11/13/08; 12/1/08; 1/15/09;                           6/20/08; 7/21/08; 8/15/08;
                                         6/8/09; 8/17/09; 8/18/09; 9/3/                        11/13/08; 12/1/08; 1/15/09;
                                         09; 9/25/09; 1/7/10; 2/1/10;                          6/8/09; 8/17/09; 8/18/09; 9/3/
                                         2/5/10; 6/14/10; 8/25/10;                             09; 9/25/09; 1/7/10; 2/1/10;
                                         12/15/10; 12/29/10; 2/11/11                           2/5/10; 6/14/10; 8/25/10;
                                                                                               12/15/10; 12/29/10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------
Accumulator(R)     8/13/01(3)            9/1/01; 10/1/01(6); 12/14/01;     8/13/01(3)          9/1/01; 10/1/01(6); 12/14/01;
Elite(SM)                                1/14/02; 2/22/02; 7/15/02;                            1/14/02; 2/22/02; 7/15/02;
                                         8/20/02; 11/11/02; 1/6/03;                            8/20/02; 11/11/02; 1/6/03;
                                         2/20/03; 5/15/03; 8/15/03;                            2/20/03; 5/15/03; 8/15/03;
                                         11/24/03; 2/1/04; 8/4/04; 8/10/                       11/24/03; 2/1/04; 8/4/04; 8/10/
                                         04; 12/13/04; 12/31/04; 5/9/                          04; 12/13/04; 12/31/04; 5/9/05;
                                         05; 6/10/05; 6/17/05; 7/25/05;                        6/10/05; 6/17/05; 7/25/05;
                                         8/31/05; 12/2/05; 2/8/06; 8/25/                       8/31/05; 12/2/05; 2/8/06; 8/25/
                                         06; 12/11/06; 5/1/07; 8/24/07;                        06; 12/11/06; 5/1/07; 8/24/07;
                                         9/19/07; 10/19/07; 6/20/08;                           9/19/07; 10/19/07; 2/15/08;
                                         7/21/08; 8/15/08; 11/13/08;                           6/20/08; 7/21/08; 8/15/08;
                                         12/1/08; 1/15/09; 6/8/09; 8/17/                       11/13/08; 12/1/08; 1/15/09;
                                         09; 8/18/09; 9/3/09; 9/25/09;                         6/8/09; 8/17/09; 8/18/09; 9/3/
                                         1/7/10; 2/1/10; 2/5/10; 6/14/                         09; 9/25/09; 1/7/10; 2/1/10;
                                         10; 8/25/10; 12/15/10; 12/29/                         2/5/10; 6/14/10; 8/25/10;
                                         10; 2/11/11                                           12/15/10; 12/29/10; 2/11/11
------------------------------------------------------------------------------------------------------------------------------------


(1) applies to Accumulator(R) contracts issued in Oregon only.
(2) applies to Accumulator(R) Select(SM) only.
(3) applies to non-2002 Series only.
(4) applies to contracts issued in Washington only.
(5) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.
(6) applies to contracts issued in New York only.

I-4 APPENDIX I

Statement of additional information

TABLE OF CONTENTS


                                                                           PAGE
Who is AXA Equitable?                                                         2
Custodian and Independent Registered Public Accounting Firm                   2
Distribution of the Contracts                                                 2
Calculating Unit Values                                                       2
Financial Statements                                                          2


HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:

 Retirement Service Solutions
 P.O. Box 1547
 Secaucus, NJ 07096-1547
--------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2011


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                                            State   Zip


                                                                         SAI 13A

                                                                          E13522

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011 FOR


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


o   INCOME MANAGERSM ACCUMULATOR(R)      o   ACCUMULATOR(R) PLUS(SM)
o   INCOME MANAGERSM ROLLOVER IRA        o   ACCUMULATOR(R) ELITE(SM)
o   ACCUMULATOR(R) (IRA, NQ, QP)         o   ACCUMULATOR(R) SELECT(SM)
o   ACCUMULATOR(R)

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2011. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.



TABLE OF CONTENTS



Who is AXA Equitable?                                         2
Custodian and Independent Registered Public Accounting Firm   2
Distribution of the Contracts                                 2
Calculating Unit Values                                       2
Financial statements                                          2



              Copyright 2011 AXA Equitable Life Insurance Company.
    All rights reserved. Accumulator(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.


SAI 13A                                                                   e13522

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $399,625,078 in 2010, $429,091,474 in 2009 and $750,235,874 in 2008, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $10,963,063, $40,223,293 and $81,519,894, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $576,147,169 in 2010, $557,277,070 in 2009 and $677,871,467 in 2008. Of these amounts, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.



CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:
                                      (a)
                                     -----  - c
                                      (b)
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.



ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.


The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................FSA-3
   Statements of Operations for the Year Ended December 31, 2010..........FSA-22
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2010 and 2009............................................FSA-33
   Notes to Financial Statements..........................................FSA-55


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009...................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
    2009 and 2008............................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008............................................................F-7
   Notes to Consolidated Financial Statements................................F-9

                                     FSA-1
                                                                          e13350

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45, as listed in Note 1 to such financial statements at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                          AXA AGGRESSIVE  AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                           ALLOCATION*       ALLOCATION*          ALLOCATION*
                                                         --------------- ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $24,118,165       $49,047,947          $42,770,971
Receivable for The Trusts shares sold...................            --            18,370                   --
Receivable for policy-related transactions..............         4,867                --               48,199
                                                           -----------       -----------          -----------
  Total assets..........................................    24,123,032        49,066,317           42,819,170
                                                           -----------       -----------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.................         4,867                --               48,199
Payable for policy-related transactions.................            --            18,370                   --
                                                           -----------       -----------          -----------
  Total liabilities.....................................         4,867            18,370               48,199
                                                           -----------       -----------          -----------
NET ASSETS..............................................   $24,118,165       $49,047,947          $42,770,971
                                                           ===========       ===========          ===========
NET ASSETS:
Accumulation Units......................................    24,104,484        49,040,212           42,764,593
Retained by AXA Equitable in Separate Account No. 45....        13,681             7,735                6,378
                                                           -----------       -----------          -----------
TOTAL NET ASSETS........................................   $24,118,165       $49,047,947          $42,770,971
                                                           ===========       ===========          ===========
Investments in shares of The Trusts, at cost............   $24,630,715       $49,011,340          $41,887,653
The Trusts shares held
 Class A................................................            --                --                   --
 Class B................................................     2,404,693         5,129,454            4,446,629



                                                          AXA MODERATE   AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN
                                                           ALLOCATION*      ALLOCATION*         INTERNATIONAL*
                                                         -------------- ------------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $243,926,586      $114,728,655          $71,671,467
Receivable for The Trusts shares sold...................        85,038                --               28,199
Receivable for policy-related transactions..............            --            59,929                   --
                                                          ------------      ------------          -----------
  Total assets..........................................   244,011,624       114,788,584           71,699,666
                                                          ------------      ------------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.................            --            59,929                   --
Payable for policy-related transactions.................        85,038                --               28,199
                                                          ------------      ------------          -----------
  Total liabilities.....................................        85,038            59,929               28,199
                                                          ------------      ------------          -----------
NET ASSETS..............................................  $243,926,586      $114,728,655          $71,671,467
                                                          ============      ============          ===========
NET ASSETS:
Accumulation Units......................................   242,548,460       114,722,233           71,637,582
Retained by AXA Equitable in Separate Account No. 45....     1,378,126             6,422               33,885
                                                          ------------      ------------          -----------
TOTAL NET ASSETS........................................  $243,926,586      $114,728,655          $71,671,467
                                                          ============      ============          ===========
Investments in shares of The Trusts, at cost............  $265,539,615      $129,612,913          $82,618,226
The Trusts shares held
 Class A................................................     2,196,861                --              986,950
 Class B................................................    16,031,274        11,074,092            7,464,954

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/ALLIANCEBERNSTEIN  EQ/AXA FRANKLIN   EQ/BLACKROCK
                                                                   SMALL CAP           SMALL CAP       BASIC VALUE
                                                                    GROWTH*           VALUE CORE*        EQUITY*
                                                             --------------------- ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $59,274,611          $1,399,299     $73,352,679
Receivable for The Trusts shares sold.......................          100,643                  53           6,279
Receivable for policy-related transactions..................               --                  --              --
                                                                  -----------          ----------     -----------
  Total assets..............................................       59,375,254           1,399,352      73,358,958
                                                                  -----------          ----------     -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................               --                  --              --
Payable for policy-related transactions.....................          100,643                  53           6,279
                                                                  -----------          ----------     -----------
  Total liabilities.........................................          100,643                  53           6,279
                                                                  -----------          ----------     -----------
NET ASSETS..................................................      $59,274,611          $1,399,299     $73,352,679
                                                                  ===========          ==========     ===========
NET ASSETS:
Accumulation Units..........................................       59,225,378           1,399,138      73,317,418
Retained by AXA Equitable in Separate Account No. 45........           49,233                 161          35,261
                                                                  -----------          ----------     -----------
TOTAL NET ASSETS............................................      $59,274,611          $1,399,299     $73,352,679
                                                                  ===========          ==========     ===========
Investments in shares of The Trusts, at cost................      $52,294,775          $1,142,515     $76,625,857
THE TRUSTS SHARES HELD
 Class A....................................................          187,411                  --              --
 Class B....................................................        3,548,564             136,821       5,359,997


                                                                  EQ/BLACKROCK       EQ/BOSTON ADVISORS        EQ/CALVERT
                                                              INTERNATIONAL VALUE*     EQUITY INCOME*     SOCIALLY RESPONSIBLE*
                                                             ---------------------- -------------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........       $35,633,196           $6,829,185             $555,543
Receivable for The Trusts shares sold.......................             2,521                  265                   23
Receivable for policy-related transactions..................                --                   --                   --
                                                                   -----------           ----------             --------
  Total assets..............................................        35,635,717            6,829,450              555,566
                                                                   -----------           ----------             --------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --                   --                   --
Payable for policy-related transactions.....................             2,521                  265                   23
                                                                   -----------           ----------             --------
  Total liabilities.........................................             2,521                  265                   23
                                                                   -----------           ----------             --------
NET ASSETS..................................................       $35,633,196           $6,829,185             $555,543
                                                                   ===========           ==========             ========
NET ASSETS:
Accumulation Units..........................................        35,598,603            6,791,324              545,083
Retained by AXA Equitable in Separate Account No. 45........            34,593               37,861               10,460
                                                                   -----------           ----------             --------
TOTAL NET ASSETS............................................       $35,633,196           $6,829,185             $555,543
                                                                   ===========           ==========             ========
Investments in shares of The Trusts, at cost................       $42,783,709           $6,339,349             $593,718
THE TRUSTS SHARES HELD
 Class A....................................................                --                   --                   --
 Class B....................................................         3,044,276            1,296,036               77,234

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                 EQ/CAPITAL          EQ/CAPITAL         EQ/COMMON
                                                              GUARDIAN GROWTH*   GUARDIAN RESEARCH*   STOCK INDEX*
                                                             ------------------ -------------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $3,685,935          $37,014,397      $207,341,864
Receivable for The Trusts shares sold.......................            149               17,450            35,456
Receivable for policy-related transactions..................             --                   --                --
                                                                 ----------          -----------      ------------
  Total assets..............................................      3,686,084           37,031,847       207,377,320
                                                                 ----------          -----------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                   --                --
Payable for policy-related transactions.....................            149               17,450            35,456
                                                                 ----------          -----------      ------------
  Total liabilities.........................................            149               17,450            35,456
                                                                 ----------          -----------      ------------
NET ASSETS..................................................     $3,685,935          $37,014,397      $207,341,864
                                                                 ==========          ===========      ============
NET ASSETS:
Accumulation Units..........................................      3,672,605           36,969,173       207,327,324
Retained by AXA Equitable in Separate Account No. 45........         13,330               45,224            14,540
                                                                 ----------          -----------      ------------
TOTAL NET ASSETS............................................     $3,685,935          $37,014,397      $207,341,864
                                                                 ==========          ===========      ============
Investments in shares of The Trusts, at cost................     $3,684,322          $39,738,631      $249,016,884
THE TRUSTS SHARES HELD
 Class A....................................................             --                   --         1,877,052
 Class B....................................................        280,304            3,044,948        11,083,041


                                                                EQ/CORE      EQ/DAVIS NEW     EQ/EQUITY
                                                              BOND INDEX*   YORK VENTURE*    500 INDEX*
                                                             ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $30,562,897     $5,325,064    $66,024,044
Receivable for The Trusts shares sold.......................        1,206            203         50,106
Receivable for policy-related transactions..................           --             --             --
                                                              -----------     ----------    -----------
  Total assets..............................................   30,564,103      5,325,267     66,074,150
                                                              -----------     ----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --             --             --
Payable for policy-related transactions.....................        1,206            203         50,106
                                                              -----------     ----------    -----------
  Total liabilities.........................................        1,206            203         50,106
                                                              -----------     ----------    -----------
NET ASSETS..................................................  $30,562,897     $5,325,064    $66,024,044
                                                              ===========     ==========    ===========
NET ASSETS:
Accumulation Units..........................................   30,556,819      5,324,355     65,960,436
Retained by AXA Equitable in Separate Account No. 45........        6,078            709         63,608
                                                              -----------     ----------    -----------
TOTAL NET ASSETS............................................  $30,562,897     $5,325,064    $66,024,044
                                                              ===========     ==========    ===========
Investments in shares of The Trusts, at cost................  $32,286,442     $4,628,349    $69,449,203
THE TRUSTS SHARES HELD
 Class A....................................................           --             --             --
 Class B....................................................    3,143,239        546,965      3,024,130

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/EQUITY      EQ/FRANKLIN         EQ/FRANKLIN
                                                              GROWTH PLUS*   CORE BALANCED*   TEMPLETON ALLOCATION*
                                                             -------------- ---------------- -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $35,569,306      $15,491,506          $5,898,709
Receivable for The Trusts shares sold.......................       13,207              604                 232
Receivable for policy-related transactions..................           --               --                  --
                                                              -----------      -----------          ----------
  Total assets..............................................   35,582,513       15,492,110           5,898,941
                                                              -----------      -----------          ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --               --                  --
Payable for policy-related transactions.....................       13,207              604                 232
                                                              -----------      -----------          ----------
  Total liabilities.........................................       13,207              604                 232
                                                              -----------      -----------          ----------
NET ASSETS..................................................  $35,569,306      $15,491,506          $5,898,709
                                                              ===========      ===========          ==========
NET ASSETS:
Accumulation Units..........................................   35,491,959       15,491,070           5,898,176
Retained by AXA Equitable in Separate Account No. 45........       77,347              436                 533
                                                              -----------      -----------          ----------
TOTAL NET ASSETS............................................  $35,569,306      $15,491,506          $5,898,709
                                                              ===========      ===========          ==========
Investments in shares of The Trusts, at cost................  $37,210,431      $14,908,712          $5,393,084
THE TRUSTS SHARES HELD
 Class A....................................................           --               --                  --
 Class B....................................................    2,380,108        1,807,916             757,059


                                                              EQ/GAMCO MERGERS &   EQ/GAMCO SMALL     EQ/GLOBAL
                                                                 ACQUISITIONS*     COMPANY VALUE*    BOND PLUS*
                                                             -------------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $6,480,622         $34,666,807    $15,159,299
Receivable for The Trusts shares sold.......................          10,393                  --             --
Receivable for policy-related transactions..................              --              46,313          1,208
                                                                  ----------         -----------    -----------
  Total assets..............................................       6,491,015          34,713,120     15,160,507
                                                                  ----------         -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --              46,313          1,208
Payable for policy-related transactions.....................          10,393                  --             --
                                                                  ----------         -----------    -----------
  Total liabilities.........................................          10,393              46,313          1,208
                                                                  ----------         -----------    -----------
NET ASSETS..................................................      $6,480,622         $34,666,807    $15,159,299
                                                                  ==========         ===========    ===========
NET ASSETS:
Accumulation Units..........................................       6,476,777          34,567,147     15,158,688
Retained by AXA Equitable in Separate Account No. 45........           3,845              99,660            611
                                                                  ----------         -----------    -----------
Total net assets............................................      $6,480,622         $34,666,807    $15,159,299
                                                                  ==========         ===========    ===========
Investments in shares of The Trusts, at cost................      $6,013,402         $25,340,129    $14,963,501
THE TRUSTS SHARES HELD
 Class A....................................................              --                  --             --
 Class B....................................................         519,810             886,757      1,523,286

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                 EQ/INTERMEDIATE
                                                                EQ/GLOBAL        GOVERNMENT BOND   EQ/INTERNATIONAL
                                                          MULTI-SECTOR EQUITY*        INDEX*          CORE PLUS*
                                                         ---------------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value......       $59,142,247         $52,236,911        $15,226,555
Receivable for The Trusts shares sold...................             3,346              12,275              4,029
Receivable for policy-related transactions..............                --                  --                 --
                                                               -----------         -----------        -----------
  Total assets..........................................        59,145,593          52,249,186         15,230,584
                                                               -----------         -----------        -----------
LIABILITIES:
Payable for The Trusts shares purchased.................                --                  --                 --
Payable for policy-related transactions.................             3,346              12,275              4,029
                                                               -----------         -----------        -----------
  Total liabilities.....................................             3,346              12,275              4,029
                                                               -----------         -----------        -----------
NET ASSETS..............................................       $59,142,247         $52,236,911        $15,226,555
                                                               ===========         ===========        ===========
NET ASSETS:
Accumulation Units......................................        59,101,257          52,218,869         15,186,919
Retained by AXA Equitable in Separate Account No. 45....            40,990              18,042             39,636
                                                               -----------         -----------        -----------
TOTAL NET ASSETS........................................       $59,142,247         $52,236,911        $15,226,555
                                                               ===========         ===========        ===========
Investments in shares of The Trusts, at cost............       $64,735,447         $52,384,479        $14,940,415
THE TRUSTS SHARES HELD
 Class A................................................                --             238,037                 --
 Class B................................................         4,741,910           5,079,291          1,583,253


                                                          EQ/INTERNATIONAL   EQ/JPMORGAN VALUE   EQ/LARGE CAP
                                                               GROWTH*         OPPORTUNITIES*     CORE PLUS*
                                                         ------------------ ------------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $11,472,425        $17,094,805      $5,388,189
Receivable for The Trusts shares sold...................              --                 --             265
Receivable for policy-related transactions..............           5,134                849              --
                                                             -----------        -----------      ----------
  Total assets..........................................      11,477,559         17,095,654       5,388,454
                                                             -----------        -----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased.................           5,134                294              --
Payable for policy-related transactions.................              --                 --             265
                                                             -----------        -----------      ----------
  Total liabilities.....................................           5,134                294             265
                                                             -----------        -----------      ----------
NET ASSETS..............................................     $11,472,425        $17,095,360      $5,388,189
                                                             ===========        ===========      ==========
NET ASSETS:
Accumulation Units......................................      11,470,475         17,095,360       5,381,789
Retained by AXA Equitable in Separate Account No. 45....           1,950                 --           6,400
                                                             -----------        -----------      ----------
TOTAL NET ASSETS........................................     $11,472,425        $17,095,360      $5,388,189
                                                             ===========        ===========      ==========
Investments in shares of The Trusts, at cost............     $ 9,790,712        $19,998,253      $6,374,172
THE TRUSTS SHARES HELD
 Class A................................................              --                 --              --
 Class B................................................       1,765,114          1,745,234         746,380

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*
                                                             --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $43,566,973    $51,186,035     $2,613,177
Receivable for The Trusts shares sold.......................         5,760          6,248            100
Receivable for policy-related transactions..................            --             --             --
                                                               -----------    -----------     ----------
  Total assets..............................................    43,572,733     51,192,283      2,613,277
                                                               -----------    -----------     ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --             --             --
Payable for policy-related transactions.....................         5,760          6,248            100
                                                               -----------    -----------     ----------
  Total liabilities.........................................         5,760          6,248            100
                                                               -----------    -----------     ----------
NET ASSETS..................................................   $43,566,973    $51,186,035     $2,613,177
                                                               ===========    ===========     ==========
NET ASSETS:
Accumulation Units..........................................    43,550,274     51,177,517      2,612,139
Retained by AXA Equitable in Separate Account No. 45........        16,699          8,518          1,038
                                                               -----------    -----------     ----------
TOTAL NET ASSETS............................................   $43,566,973    $51,186,035     $2,613,177
                                                               ===========    ===========     ==========
Investments in shares of The Trusts, at cost................   $37,942,381    $53,218,823     $2,454,511
THE TRUSTS SHARES HELD
 Class A....................................................            --             --             --
 Class B....................................................     5,092,182      3,075,863        497,736


                                                              EQ/LARGE CAP     EQ/LORD ABBETT     EQ/LORD ABBETT
                                                               VALUE PLUS*   GROWTH AND INCOME*   LARGE CAP CORE*
                                                             -------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $173,915,421       $3,425,174         $5,049,292
Receivable for The Trusts shares sold.......................        33,488              136                197
Receivable for policy-related transactions..................            --               --                 --
                                                              ------------       ----------         ----------
  Total assets..............................................   173,948,909        3,425,310          5,049,489
                                                              ------------       ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --               --                 --
Payable for policy-related transactions.....................        33,488              136                197
                                                              ------------       ----------         ----------
  Total liabilities.........................................        33,488              136                197
                                                              ------------       ----------         ----------
NET ASSETS..................................................  $173,915,421       $3,425,174         $5,049,292
                                                              ============       ==========         ==========
NET ASSETS:
Accumulation Units..........................................   173,842,504        3,423,422          5,048,218
Retained by AXA Equitable in Separate Account No. 45........        72,917            1,752              1,074
                                                              ------------       ----------         ----------
TOTAL NET ASSETS............................................  $173,915,421       $3,425,174         $5,049,292
                                                              ============       ==========         ==========
Investments in shares of The Trusts, at cost................  $235,377,870       $2,992,161         $4,105,224
THE TRUSTS SHARES HELD
 Class A....................................................     1,490,072               --                 --
 Class B....................................................    15,612,521          331,045            417,236

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/MID CAP     EQ/MID CAP     EQ/MONEY
                                                                 INDEX*      VALUE PLUS*      MARKET*
                                                             -------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $32,037,982    $66,226,523   $76,452,963
Receivable for The Trusts shares sold.......................       10,645          3,190            --
Receivable for policy-related transactions..................           --             --       284,118
                                                              -----------    -----------   -----------
  Total assets..............................................   32,048,627     66,229,713    76,737,081
                                                              -----------    -----------   -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --             --       284,118
Payable for policy-related transactions.....................       10,645          3,190            --
                                                              -----------    -----------   -----------
  Total liabilities.........................................       10,645          3,190       284,118
                                                              -----------    -----------   -----------
NET ASSETS..................................................  $32,037,982    $66,226,523   $76,452,963
                                                              ===========    ===========   ===========
NET ASSETS:
Accumulation Units..........................................   32,026,535     66,194,552    76,427,447
Retained by AXA Equitable in Separate Account No. 45........       11,447         31,971        25,516
                                                              -----------    -----------   -----------
TOTAL NET ASSETS............................................  $32,037,982    $66,226,523   $76,452,963
                                                              ===========    ===========   ===========
Investments in shares of The Trusts, at cost................  $36,113,708    $73,654,800   $76,451,090
THE TRUSTS SHARES HELD
 Class A....................................................           --             --     6,559,525
 Class B....................................................    3,856,442      6,650,632    69,881,958


                                                                 EQ/MONTAG &     EQ/MORGAN STANLEY       EQ/MUTUAL
                                                              CALDWELL GROWTH*    MID CAP GROWTH*    LARGE CAP EQUITY*
                                                             ------------------ ------------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $6,681,417         $21,975,499         $3,475,068
Receivable for The Trusts shares sold.......................            259              86,317                133
Receivable for policy-related transactions..................             --                  --                 --
                                                                 ----------         -----------         ----------
  Total assets..............................................      6,681,676          22,061,816          3,475,201
                                                                 ----------         -----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                  --                 --
Payable for policy-related transactions.....................            259              88,483                133
                                                                 ----------         -----------         ----------
  Total liabilities.........................................            259              88,483                133
                                                                 ----------         -----------         ----------
NET ASSETS..................................................     $6,681,417         $21,973,333         $3,475,068
                                                                 ==========         ===========         ==========
NET ASSETS:
Accumulation Units..........................................      6,679,158          21,971,943          3,474,811
Retained by AXA Equitable in Separate Account No. 45........          2,259               1,390                257
                                                                 ----------         -----------         ----------
TOTAL NET ASSETS............................................     $6,681,417         $21,973,333         $3,475,068
                                                                 ==========         ===========         ==========
Investments in shares of The Trusts, at cost................     $5,479,155         $16,195,846         $3,667,716
THE TRUSTS SHARES HELD
 Class A....................................................             --                  --                 --
 Class B....................................................      1,091,243           1,280,705            394,650

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA    EQ/QUALITY
                                                                 GLOBAL*        SHORT BOND*     BOND PLUS*
                                                             --------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $5,207,708      $39,347,613    $17,595,869
Receivable for The Trusts shares sold.......................            --               --        130,778
Receivable for policy-related transactions..................         4,948            4,458             --
                                                                ----------      -----------    -----------
  Total assets..............................................     5,212,656       39,352,071     17,726,647
                                                                ----------      -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         4,873            4,458             --
Payable for policy-related transactions.....................            --               --        130,778
                                                                ----------      -----------    -----------
  Total liabilities.........................................         4,873            4,458        130,778
                                                                ----------      -----------    -----------
NET ASSETS..................................................    $5,207,783      $39,347,613    $17,595,869
                                                                ==========      ===========    ===========
NET ASSETS:
Accumulation Units..........................................     5,207,783       39,345,548     17,587,899
Retained by AXA Equitable in Separate Account No. 45........            --            2,065          7,970
                                                                ----------      -----------    -----------
TOTAL NET ASSETS............................................    $5,207,783      $39,347,613    $17,595,869
                                                                ==========      ===========    ===========
Investments in shares of The Trusts, at cost................    $4,492,281      $39,455,925    $18,260,398
THE TRUSTS SHARES HELD
 Class A....................................................            --               --             --
 Class B....................................................       493,248        3,951,977      2,066,720


                                                                 EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                              COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                             ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $20,055,728       $14,922,518       $2,579,428
Receivable for The Trusts shares sold.......................            879               611               98
Receivable for policy-related transactions..................             --                --               --
                                                                -----------       -----------       ----------
  Total assets..............................................     20,056,607        14,923,129        2,579,526
                                                                -----------       -----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                --               --
Payable for policy-related transactions.....................            879               611               98
                                                                -----------       -----------       ----------
  Total liabilities.........................................            879               611               98
                                                                -----------       -----------       ----------
NET ASSETS..................................................    $20,055,728       $14,922,518       $2,579,428
                                                                ===========       ===========       ==========
NET ASSETS:
Accumulation Units..........................................     20,034,519        14,903,615        2,579,380
Retained by AXA Equitable in Separate Account No. 45........         21,209            18,903               48
                                                                -----------       -----------       ----------
TOTAL NET ASSETS............................................    $20,055,728       $14,922,518       $2,579,428
                                                                ===========       ===========       ==========
Investments in shares of The Trusts, at cost................    $18,517,587       $13,253,509       $2,296,773
THE TRUSTS SHARES HELD
 Class A....................................................             --                --               --
 Class B....................................................      1,906,337           725,430          298,605

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                              EQ/WELLS FARGO
                                                            EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                                INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                           ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,625,540       $5,531,503     $14,440,163
Receivable for The Trusts shares sold.....................             64              171             914
Receivable for policy-related transactions................             --               --              --
                                                               ----------       ----------     -----------
  Total assets............................................      1,625,604        5,531,674      14,441,077
                                                               ----------       ----------     -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --               --              --
Payable for policy-related transactions...................             64              171             914
                                                               ----------       ----------     -----------
  Total liabilities.......................................             64              171             914
                                                               ----------       ----------     -----------
NET ASSETS................................................     $1,625,540       $5,531,503     $14,440,163
                                                               ==========       ==========     ===========
NET ASSETS:
Accumulation Units........................................      1,621,850        5,525,302      14,435,610
Retained by AXA Equitable in Separate Account No. 45......          3,690            6,201           4,553
                                                               ----------       ----------     -----------
TOTAL NET ASSETS..........................................     $1,625,540       $5,531,503     $14,440,163
                                                               ==========       ==========     ===========
Investments in shares of The Trusts, at cost..............     $1,505,273       $4,733,292     $11,914,424
THE TRUSTS SHARES HELD
 Class A..................................................             --               --              --
 Class B..................................................        273,071          578,888       1,405,283


                                                               MULTIMANAGER      MULTIMANAGER       MULTIMANAGER
                                                            AGGRESSIVE EQUITY*    CORE BOND*    INTERNATIONAL EQUITY*
                                                           -------------------- -------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $37,491,298      $39,194,098         $12,307,185
Receivable for The Trusts shares sold.....................            3,275               --                 483
Receivable for policy-related transactions................               --           81,311                  --
                                                                -----------      -----------         -----------
  Total assets............................................       37,494,573       39,275,409          12,307,668
                                                                -----------      -----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................               --           81,311                  --
Payable for policy-related transactions...................            3,275               --                 483
                                                                -----------      -----------         -----------
  Total liabilities.......................................            3,275           81,311                 483
                                                                -----------      -----------         -----------
NET ASSETS................................................      $37,491,298      $39,194,098         $12,307,185
                                                                ===========      ===========         ===========
NET ASSETS:
Accumulation Units........................................       37,442,752       39,155,574          12,294,437
Retained by AXA Equitable in Separate Account No. 45......           48,546           38,524              12,748
                                                                -----------      -----------         -----------
TOTAL NET ASSETS..........................................      $37,491,298      $39,194,098         $12,307,185
                                                                ===========      ===========         ===========
Investments in shares of The Trusts, at cost..............      $39,819,170      $38,494,749         $14,649,127
THE TRUSTS SHARES HELD
 Class A..................................................          272,183               --                  --
 Class B..................................................        1,120,242        3,732,998           1,117,169

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              MULTIMANAGER
                                                                LARGE CAP      MULTIMANAGER       MULTIMANAGER
                                                              CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                             -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $3,899,984       $10,908,300       $12,058,266
Receivable for The Trusts shares sold.......................          118             9,087               477
Receivable for policy-related transactions..................           --                --                --
                                                               ----------       -----------       -----------
  Total assets..............................................    3,900,102        10,917,387        12,058,743
                                                               ----------       -----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --                --                --
Payable for policy-related transactions.....................          118             9,087               477
                                                               ----------       -----------       -----------
  Total liabilities.........................................          118             9,087               477
                                                               ----------       -----------       -----------
NET ASSETS..................................................   $3,899,984       $10,908,300       $12,058,266
                                                               ==========       ===========       ===========
NET ASSETS:
Accumulation Units..........................................    3,811,671        10,899,053        12,040,072
Retained by AXA Equitable in Separate Account No. 45........       88,313             9,247            18,194
                                                               ----------       -----------       -----------
TOTAL NET ASSETS............................................   $3,899,984       $10,908,300       $12,058,266
                                                               ==========       ===========       ===========
Investments in shares of The Trusts, at cost................   $4,090,112       $11,986,758       $10,947,193
THE TRUSTS SHARES HELD
 Class A....................................................           --                --                --
 Class B....................................................      383,421         1,114,981         1,341,548


                                                               MULTIMANAGER       MULTIMANAGER        MULTIMANAGER
                                                              MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                             ---------------- -------------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $13,600,607        $41,354,939         $5,261,750
Receivable for The Trusts shares sold.......................            539              3,660                208
Receivable for policy-related transactions..................             --                 --                 --
                                                                -----------        -----------         ----------
  Total assets..............................................     13,601,146         41,358,599          5,261,958
                                                                -----------        -----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --                 --                 --
Payable for policy-related transactions.....................            539              3,660                208
                                                                -----------        -----------         ----------
  Total liabilities.........................................            539              3,660                208
                                                                -----------        -----------         ----------
NET ASSETS..................................................    $13,600,607        $41,354,939         $5,261,750
                                                                ===========        ===========         ==========
NET ASSETS:
Accumulation Units..........................................     13,591,551         41,331,446          5,177,498
Retained by AXA Equitable in Separate Account No. 45........          9,056             23,493             84,252
                                                                -----------        -----------         ----------
TOTAL NET ASSETS............................................    $13,600,607        $41,354,939         $5,261,750
                                                                ===========        ===========         ==========
Investments in shares of The Trusts, at cost................    $10,680,096        $54,254,979         $3,941,693
THE TRUSTS SHARES HELD
 Class A....................................................             --            461,672                 --
 Class B....................................................      1,377,785         10,232,899            596,053

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  MULTIMANAGER       MULTIMANAGER
                                                                SMALL CAP VALUE*      TECHNOLOGY*
                                                               ------------------   --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........       $12,449,559       $23,614,817
Receivable for The Trusts shares sold.......................             1,681           107,722
Receivable for policy-related transactions..................                --                --
                                                                   -----------       -----------
  Total assets..............................................        12,451,240        23,722,539
                                                                   -----------       -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --                --
Payable for policy-related transactions.....................             1,681           107,722
                                                                   -----------       -----------
  Total liabilities.........................................             1,681           107,722
                                                                   -----------       -----------
NET ASSETS..................................................       $12,449,559       $23,614,817
                                                                   ===========       ===========
NET ASSETS:
Accumulation Units..........................................        12,430,345        23,547,846
Retained by AXA Equitable in Separate Account No. 45........            19,214            66,971
                                                                   -----------       -----------
TOTAL NET ASSETS............................................       $12,449,559       $23,614,817
                                                                   ===========       ===========
Investments in shares of The Trusts, at cost................       $11,720,331       $18,885,081
THE TRUSTS SHARES HELD
 Class A....................................................                --                --
 Class B....................................................         1,153,301         1,843,641

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (CONTINUED)



The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.



                                                 CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                                -------------------- -------------- ------------ --------------------------
AXA AGGRESSIVE ALLOCATION....................            0.50%             B           $ 12.29               --
AXA AGGRESSIVE ALLOCATION....................            1.15%             B           $ 11.75              493
AXA AGGRESSIVE ALLOCATION....................            1.35%             B           $ 11.58              748
AXA AGGRESSIVE ALLOCATION....................            1.55%             B           $ 11.42              715
AXA AGGRESSIVE ALLOCATION....................            1.60%             B           $ 11.38              130
AXA AGGRESSIVE ALLOCATION....................            1.70%             B           $ 12.51               --

AXA CONSERVATIVE ALLOCATION..................            0.50%             B           $ 12.16               --
AXA CONSERVATIVE ALLOCATION..................            1.15%             B           $ 11.63            1,212
AXA CONSERVATIVE ALLOCATION..................            1.35%             B           $ 11.47            1,316
AXA CONSERVATIVE ALLOCATION..................            1.55%             B           $ 11.31            1,265
AXA CONSERVATIVE ALLOCATION..................            1.60%             B           $ 11.27              481
AXA CONSERVATIVE ALLOCATION..................            1.70%             B           $ 11.71               12

AXA CONSERVATIVE-PLUS ALLOCATION.............            0.50%             B           $ 12.11               --
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.15%             B           $ 11.57              824
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.35%             B           $ 11.41            1,003
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.55%             B           $ 11.25            1,057
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.60%             B           $ 11.21              875
AXA CONSERVATIVE-PLUS ALLOCATION.............            1.70%             B           $ 11.85                7

AXA MODERATE ALLOCATION......................            1.15%             A           $ 54.49              521
AXA MODERATE ALLOCATION......................            0.50%             B           $ 60.28                1
AXA MODERATE ALLOCATION......................            1.15%             B           $ 51.18              668
AXA MODERATE ALLOCATION......................            1.35%             B           $ 48.66            1,688
AXA MODERATE ALLOCATION......................            1.55%             B           $ 46.26            1,358
AXA MODERATE ALLOCATION......................            1.60%             B           $ 45.68              761
AXA MODERATE ALLOCATION......................            1.70%             B           $ 44.54                4

AXA MODERATE-PLUS ALLOCATION.................            0.50%             B           $ 12.54               --
AXA MODERATE-PLUS ALLOCATION.................            1.15%             B           $ 11.99            1,896
AXA MODERATE-PLUS ALLOCATION.................            1.35%             B           $ 11.82            3,183
AXA MODERATE-PLUS ALLOCATION.................            1.55%             B           $ 11.66            3,447
AXA MODERATE-PLUS ALLOCATION.................            1.60%             B           $ 11.62            1,222
AXA MODERATE-PLUS ALLOCATION.................            1.70%             B           $ 12.74               --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.15%             A           $ 13.74              617
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            0.50%             B           $ 14.70                1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.15%             B           $ 13.26              697
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.35%             B           $ 12.84            1,762
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.55%             B           $ 12.44            1,710
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.60%             B           $ 12.34              802
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........            1.70%             B           $ 12.15                6

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.15%             A           $ 21.35              144
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            0.50%             B           $ 22.59                1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.15%             B           $ 20.66              577
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.35%             B           $ 20.09              635
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.55%             B           $ 19.54            1,213
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.60%             B           $ 19.41              392
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........            1.70%             B           $ 19.14                7

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........            0.50%             B           $ 10.31               --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........            1.15%             B           $ 10.02               38
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........            1.35%             B           $  9.94               62

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                               -------------------- -------------- ------------ --------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........            1.55%             B            $   9.85              21
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........            1.60%             B            $   9.83              20
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........            1.70%             B            $   9.79              --

EQ/BLACKROCK BASIC VALUE EQUITY.............            0.50%             B            $  24.18               1
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.15%             B            $  22.11             668
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.35%             B            $  21.50           1,217
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.55%             B            $  20.92           1,061
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.60%             B            $  20.77             479
EQ/BLACKROCK BASIC VALUE EQUITY.............            1.70%             B            $  20.49              12

EQ/BLACKROCK INTERNATIONAL VALUE............            0.50%             B            $  21.16              --
EQ/BLACKROCK INTERNATIONAL VALUE............            1.15%             B            $  19.35             397
EQ/BLACKROCK INTERNATIONAL VALUE............            1.35%             B            $  18.82             682
EQ/BLACKROCK INTERNATIONAL VALUE............            1.55%             B            $  18.30             605
EQ/BLACKROCK INTERNATIONAL VALUE............            1.60%             B            $  18.18             219
EQ/BLACKROCK INTERNATIONAL VALUE............            1.70%             B            $  17.93               1

EQ/BOSTON ADVISORS EQUITY INCOME............            0.50%             B            $   6.45              --
EQ/BOSTON ADVISORS EQUITY INCOME............            1.15%             B            $   5.96             235
EQ/BOSTON ADVISORS EQUITY INCOME............            1.35%             B            $   5.82             412
EQ/BOSTON ADVISORS EQUITY INCOME............            1.55%             B            $   5.68             350
EQ/BOSTON ADVISORS EQUITY INCOME............            1.60%             B            $   5.64             179
EQ/BOSTON ADVISORS EQUITY INCOME............            1.70%             B            $   5.57              --

EQ/CALVERT SOCIALLY RESPONSIBLE.............            0.50%             B            $   8.54              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.15%             B            $   7.92               5
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.35%             B            $   7.74              19
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.55%             B            $   7.57              43
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.60%             B            $   7.52               5
EQ/CALVERT SOCIALLY RESPONSIBLE.............            1.70%             B            $   7.44              --

EQ/CAPITAL GUARDIAN GROWTH..................            0.50%             B            $  13.23              --
EQ/CAPITAL GUARDIAN GROWTH..................            1.15%             B            $  12.09              42
EQ/CAPITAL GUARDIAN GROWTH..................            1.35%             B            $  11.76              83
EQ/CAPITAL GUARDIAN GROWTH..................            1.55%             B            $  11.44              95
EQ/CAPITAL GUARDIAN GROWTH..................            1.60%             B            $  11.36              97
EQ/CAPITAL GUARDIAN GROWTH..................            1.70%             B            $  11.21              --

EQ/CAPITAL GUARDIAN RESEARCH................            0.50%             B            $  12.78               1
EQ/CAPITAL GUARDIAN RESEARCH................            1.15%             B            $  11.84             645
EQ/CAPITAL GUARDIAN RESEARCH................            1.35%             B            $  11.56           1,230
EQ/CAPITAL GUARDIAN RESEARCH................            1.55%             B            $  11.29             921
EQ/CAPITAL GUARDIAN RESEARCH................            1.60%             B            $  11.22             418
EQ/CAPITAL GUARDIAN RESEARCH................            1.70%             B            $  11.09               1

EQ/COMMON STOCK INDEX.......................            1.15%             A            $ 243.35             125
EQ/COMMON STOCK INDEX.......................            0.50%             B            $ 295.18               4
EQ/COMMON STOCK INDEX.......................            1.15%             B            $ 234.81             200
EQ/COMMON STOCK INDEX.......................            1.35%             B            $ 218.78             336
EQ/COMMON STOCK INDEX.......................            1.55%             B            $ 203.81             180
EQ/COMMON STOCK INDEX.......................            1.60%             B            $ 200.24              92
EQ/COMMON STOCK INDEX.......................            1.70%             B            $ 193.27               1

EQ/CORE BOND INDEX..........................            0.50%             B            $  15.47               1
EQ/CORE BOND INDEX..........................            1.15%             B            $  14.21             371
EQ/CORE BOND INDEX..........................            1.35%             B            $  13.84             629

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                            CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                           -------------------- -------------- ------------ --------------------------
EQ/CORE BOND INDEX......................            1.55%              B          $ 13.48               752
EQ/CORE BOND INDEX......................            1.60%              B          $ 13.39               475
EQ/CORE BOND INDEX......................            1.70%              B          $ 13.22                 5

EQ/DAVIS NEW YORK VENTURE...............            0.50%              B          $  9.97                --
EQ/DAVIS NEW YORK VENTURE...............            1.15%              B          $  9.69               164
EQ/DAVIS NEW YORK VENTURE...............            1.35%              B          $  9.61               143
EQ/DAVIS NEW YORK VENTURE...............            1.55%              B          $  9.52               199
EQ/DAVIS NEW YORK VENTURE...............            1.60%              B          $  9.50                46
EQ/DAVIS NEW YORK VENTURE...............            1.70%              B          $  9.46                 3

EQ/EQUITY 500 INDEX.....................            1.15%              A          $ 28.78                --
EQ/EQUITY 500 INDEX.....................            0.50%              B          $ 31.06                --
EQ/EQUITY 500 INDEX.....................            1.15%              B          $ 27.81               368
EQ/EQUITY 500 INDEX.....................            1.35%              B          $ 26.88             1,137
EQ/EQUITY 500 INDEX.....................            1.55%              B          $ 25.98               647
EQ/EQUITY 500 INDEX.....................            1.60%              B          $ 25.76               320
EQ/EQUITY 500 INDEX.....................            1.70%              B          $ 25.32                 4

EQ/EQUITY GROWTH PLUS...................            0.50%              B          $ 16.92                --
EQ/EQUITY GROWTH PLUS...................            1.15%              B          $ 15.91               409
EQ/EQUITY GROWTH PLUS...................            1.35%              B          $ 15.61               841
EQ/EQUITY GROWTH PLUS...................            1.55%              B          $ 15.32               711
EQ/EQUITY GROWTH PLUS...................            1.60%              B          $ 15.25               323
EQ/EQUITY GROWTH PLUS...................            1.70%              B          $ 15.10                 3

EQ/FRANKLIN CORE BALANCED...............            0.50%              B          $ 10.36                --
EQ/FRANKLIN CORE BALANCED...............            1.15%              B          $ 10.07               320
EQ/FRANKLIN CORE BALANCED...............            1.35%              B          $  9.99               474
EQ/FRANKLIN CORE BALANCED...............            1.55%              B          $  9.90               506
EQ/FRANKLIN CORE BALANCED...............            1.60%              B          $  9.88               253
EQ/FRANKLIN CORE BALANCED...............            1.70%              B          $  9.83                 3

EQ/FRANKLIN TEMPLETON ALLOCATION........            0.50%              B          $  8.43                --
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.15%              B          $  8.24                98
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.35%              B          $  8.18               269
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.55%              B          $  8.12               227
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.60%              B          $  8.10               129
EQ/FRANKLIN TEMPLETON ALLOCATION........            1.70%              B          $  8.07                --

EQ/GAMCO MERGERS & ACQUISITIONS.........            0.50%              B          $ 13.17                44
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.15%              B          $ 12.69                79
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.35%              B          $ 12.55               154
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.55%              B          $ 12.40               161
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.60%              B          $ 12.37                75
EQ/GAMCO MERGERS & ACQUISITIONS.........            1.70%              B          $ 12.30                 3

EQ/GAMCO SMALL COMPANY VALUE............            0.50%              B          $ 44.89                33
EQ/GAMCO SMALL COMPANY VALUE............            1.15%              B          $ 38.75               173
EQ/GAMCO SMALL COMPANY VALUE............            1.35%              B          $ 37.03               281
EQ/GAMCO SMALL COMPANY VALUE............            1.55%              B          $ 35.38               297
EQ/GAMCO SMALL COMPANY VALUE............            1.60%              B          $ 34.98               155
EQ/GAMCO SMALL COMPANY VALUE............            1.70%              B          $ 34.20                 1

EQ/GLOBAL BOND PLUS.....................            0.50%              B          $ 12.43                --
EQ/GLOBAL BOND PLUS.....................            1.15%              B          $ 12.01               244
EQ/GLOBAL BOND PLUS.....................            1.35%              B          $ 11.97               367

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                                -------------------- -------------- ------------ --------------------------
EQ/GLOBAL BOND PLUS..........................            1.55%             B           $ 11.76                 446
EQ/GLOBAL BOND PLUS..........................            1.60%             B           $ 11.73                 220
EQ/GLOBAL BOND PLUS..........................            1.70%             B           $ 11.67                  --

EQ/GLOBAL MULTI-SECTOR EQUITY................            0.50%             B           $ 20.28                  --
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.15%             B           $ 18.58                 591
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.35%             B           $ 18.08               1,142
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.55%             B           $ 17.60               1,057
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.60%             B           $ 17.48                 504
EQ/GLOBAL MULTI-SECTOR EQUITY................            1.70%             B           $ 17.25                   2

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.15%             A           $ 21.79                 108
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            0.50%             B           $ 23.97                  --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.15%             B           $ 21.06                 252
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.35%             B           $ 20.23                 565
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.55%             B           $ 19.44               1,042
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.60%             B           $ 19.24                 650
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........            1.70%             B           $ 18.86                  20

EQ/INTERNATIONAL CORE PLUS...................            0.50%             B           $ 14.28                 115
EQ/INTERNATIONAL CORE PLUS...................            1.15%             B           $ 13.23                 200
EQ/INTERNATIONAL CORE PLUS...................            1.35%             B           $ 12.92                 357
EQ/INTERNATIONAL CORE PLUS...................            1.55%             B           $ 12.62                 360
EQ/INTERNATIONAL CORE PLUS...................            1.60%             B           $ 12.54                 139
EQ/INTERNATIONAL CORE PLUS...................            1.70%             B           $ 12.39                  --

EQ/INTERNATIONAL GROWTH......................            0.50%             B           $ 15.51                  --
EQ/INTERNATIONAL GROWTH......................            1.15%             B           $ 14.95                 229
EQ/INTERNATIONAL GROWTH......................            1.35%             B           $ 14.78                 227
EQ/INTERNATIONAL GROWTH......................            1.55%             B           $ 14.61                 211
EQ/INTERNATIONAL GROWTH......................            1.60%             B           $ 14.57                 111
EQ/INTERNATIONAL GROWTH......................            1.70%             B           $ 14.48                  --

EQ/JPMORGAN VALUE OPPORTUNITIES..............            0.50%             B           $ 15.13                  --
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.15%             B           $ 13.83                 375
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.35%             B           $ 13.45                 505
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.55%             B           $ 13.09                 226
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.60%             B           $ 13.00                 153
EQ/JPMORGAN VALUE OPPORTUNITIES..............            1.70%             B           $ 12.82                  13

EQ/LARGE CAP CORE PLUS.......................            0.50%             B           $ 10.43                   2
EQ/LARGE CAP CORE PLUS.......................            1.15%             B           $  9.64                  45
EQ/LARGE CAP CORE PLUS.......................            1.35%             B           $  9.41                 192
EQ/LARGE CAP CORE PLUS.......................            1.55%             B           $  9.18                 221
EQ/LARGE CAP CORE PLUS.......................            1.60%             B           $  9.13                 120
EQ/LARGE CAP CORE PLUS.......................            1.70%             B           $  9.02                  --

EQ/LARGE CAP GROWTH INDEX....................            0.50%             B           $  8.40                  --
EQ/LARGE CAP GROWTH INDEX....................            1.15%             B           $  7.78                 472
EQ/LARGE CAP GROWTH INDEX....................            1.35%             B           $  7.60               2,261
EQ/LARGE CAP GROWTH INDEX....................            1.55%             B           $  7.42               1,989
EQ/LARGE CAP GROWTH INDEX....................            1.60%             B           $  7.37               1,064
EQ/LARGE CAP GROWTH INDEX....................            1.70%             B           $  7.29                  14

EQ/LARGE CAP GROWTH PLUS.....................            0.50%             B           $ 17.71                   1
EQ/LARGE CAP GROWTH PLUS.....................            1.15%             B           $ 16.19                 614
EQ/LARGE CAP GROWTH PLUS.....................            1.35%             B           $ 15.75               1,494

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                            CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                           -------------------- -------------- ------------ --------------------------
EQ/LARGE CAP GROWTH PLUS................            1.55%             B           $ 15.32                 773
EQ/LARGE CAP GROWTH PLUS................            1.60%             B           $ 15.21                 384
EQ/LARGE CAP GROWTH PLUS................            1.70%             B           $ 15.00                   1

EQ/LARGE CAP VALUE INDEX................            0.50%             B           $  6.18                  --
EQ/LARGE CAP VALUE INDEX................            1.15%             B           $  5.97                  69
EQ/LARGE CAP VALUE INDEX................            1.35%             B           $  5.99                 225
EQ/LARGE CAP VALUE INDEX................            1.55%             B           $  5.84                  81
EQ/LARGE CAP VALUE INDEX................            1.60%             B           $  5.83                  60
EQ/LARGE CAP VALUE INDEX................            1.70%             B           $  5.80                   5

EQ/LARGE CAP VALUE PLUS.................            1.15%             A           $  6.79               2,235
EQ/LARGE CAP VALUE PLUS.................            0.50%             B           $ 13.95                   3
EQ/LARGE CAP VALUE PLUS.................            1.15%             B           $  6.72               4,205
EQ/LARGE CAP VALUE PLUS.................            1.15%             B           $ 12.81                  --
EQ/LARGE CAP VALUE PLUS.................            1.35%             B           $ 12.48               4,243
EQ/LARGE CAP VALUE PLUS.................            1.55%             B           $ 12.15               4,413
EQ/LARGE CAP VALUE PLUS.................            1.60%             B           $ 12.07               1,925
EQ/LARGE CAP VALUE PLUS.................            1.70%             B           $ 11.91                  46

EQ/LORD ABBETT GROWTH AND INCOME........            0.50%             B           $ 11.10                  --
EQ/LORD ABBETT GROWTH AND INCOME........            1.15%             B           $ 10.69                  42
EQ/LORD ABBETT GROWTH AND INCOME........            1.35%             B           $ 10.57                 109
EQ/LORD ABBETT GROWTH AND INCOME........            1.55%             B           $ 10.45                  81
EQ/LORD ABBETT GROWTH AND INCOME........            1.60%             B           $ 10.42                  93
EQ/LORD ABBETT GROWTH AND INCOME........            1.70%             B           $ 10.36                  --

EQ/LORD ABBETT LARGE CAP CORE...........            0.50%             B           $ 12.76                  --
EQ/LORD ABBETT LARGE CAP CORE...........            1.15%             B           $ 12.29                  91
EQ/LORD ABBETT LARGE CAP CORE...........            1.35%             B           $ 12.15                 125
EQ/LORD ABBETT LARGE CAP CORE...........            1.55%             B           $ 12.01                 115
EQ/LORD ABBETT LARGE CAP CORE...........            1.60%             B           $ 11.98                  84
EQ/LORD ABBETT LARGE CAP CORE...........            1.70%             B           $ 11.91                   1

EQ/MID CAP INDEX........................            0.50%             B           $ 12.49                   2
EQ/MID CAP INDEX........................            1.15%             B           $ 11.67                 347
EQ/MID CAP INDEX........................            1.35%             B           $ 11.43                 687
EQ/MID CAP INDEX........................            1.55%             B           $ 11.20               1,260
EQ/MID CAP INDEX........................            1.60%             B           $ 11.14                 527
EQ/MID CAP INDEX........................            1.70%             B           $ 11.02                  12

EQ/MID CAP VALUE PLUS...................            0.50%             B           $ 18.49                   2
EQ/MID CAP VALUE PLUS...................            1.15%             B           $ 16.91                 882
EQ/MID CAP VALUE PLUS...................            1.35%             B           $ 16.45                 948
EQ/MID CAP VALUE PLUS...................            1.55%             B           $ 16.00               1,611
EQ/MID CAP VALUE PLUS...................            1.60%             B           $ 15.88                 617
EQ/MID CAP VALUE PLUS...................            1.70%             B           $ 15.67                   7

EQ/MONEY MARKET.........................            1.15%             A           $ 32.62                 201
EQ/MONEY MARKET.........................            0.00%             B           $ 44.43                  32
EQ/MONEY MARKET.........................            0.50%             B           $ 38.33                  --
EQ/MONEY MARKET.........................            1.15%             B           $ 31.61                 416
EQ/MONEY MARKET.........................            1.35%             B           $ 29.78                 571
EQ/MONEY MARKET.........................            1.55%             B           $ 28.05                 661
EQ/MONEY MARKET.........................            1.60%             B           $ 27.63                 647
EQ/MONEY MARKET.........................            1.70%             B           $ 26.82                  70

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                            CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                           -------------------- -------------- ------------ --------------------------
EQ/MONTAG & CALDWELL GROWTH.............            0.50%             B           $  5.87               --
EQ/MONTAG & CALDWELL GROWTH.............            1.15%             B           $  5.42              260
EQ/MONTAG & CALDWELL GROWTH.............            1.35%             B           $  5.29              414
EQ/MONTAG & CALDWELL GROWTH.............            1.55%             B           $  5.16              466
EQ/MONTAG & CALDWELL GROWTH.............            1.60%             B           $  5.13              131
EQ/MONTAG & CALDWELL GROWTH.............            1.70%             B           $  5.07               --

EQ/MORGAN STANLEY MID CAP GROWTH........            0.50%             B           $ 17.77               80
EQ/MORGAN STANLEY MID CAP GROWTH........            1.15%             B           $ 17.12              335
EQ/MORGAN STANLEY MID CAP GROWTH........            1.35%             B           $ 16.92              332
EQ/MORGAN STANLEY MID CAP GROWTH........            1.55%             B           $ 16.73              367
EQ/MORGAN STANLEY MID CAP GROWTH........            1.60%             B           $ 16.68              182
EQ/MORGAN STANLEY MID CAP GROWTH........            1.70%             B           $ 16.59                1

EQ/MUTUAL LARGE CAP EQUITY..............            0.50%             B           $  9.28               --
EQ/MUTUAL LARGE CAP EQUITY..............            1.15%             B           $  9.02               83
EQ/MUTUAL LARGE CAP EQUITY..............            1.35%             B           $  8.94              164
EQ/MUTUAL LARGE CAP EQUITY..............            1.55%             B           $  8.86               96
EQ/MUTUAL LARGE CAP EQUITY..............            1.60%             B           $  8.84               47
EQ/MUTUAL LARGE CAP EQUITY..............            1.70%             B           $  8.80               --

EQ/OPPENHEIMER GLOBAL...................            0.50%             B           $ 10.90               --
EQ/OPPENHEIMER GLOBAL...................            1.15%             B           $ 10.60               95
EQ/OPPENHEIMER GLOBAL...................            1.35%             B           $ 10.51              162
EQ/OPPENHEIMER GLOBAL...................            1.55%             B           $ 10.42              173
EQ/OPPENHEIMER GLOBAL...................            1.60%             B           $ 10.39               67
EQ/OPPENHEIMER GLOBAL...................            1.70%             B           $ 10.35               --

EQ/PIMCO ULTRA SHORT BOND...............            0.50%             B           $ 11.40               --
EQ/PIMCO ULTRA SHORT BOND...............            1.15%             B           $ 10.98              702
EQ/PIMCO ULTRA SHORT BOND...............            1.35%             B           $ 10.85            1,111
EQ/PIMCO ULTRA SHORT BOND...............            1.55%             B           $ 10.73            1,201
EQ/PIMCO ULTRA SHORT BOND...............            1.60%             B           $ 10.70              608
EQ/PIMCO ULTRA SHORT BOND...............            1.70%             B           $ 10.64               16

EQ/QUALITY BOND PLUS....................            0.50%             B           $ 19.80               --
EQ/QUALITY BOND PLUS....................            1.15%             B           $ 17.69              176
EQ/QUALITY BOND PLUS....................            1.35%             B           $ 17.08              306
EQ/QUALITY BOND PLUS....................            1.55%             B           $ 16.49              351
EQ/QUALITY BOND PLUS....................            1.60%             B           $ 16.35              206
EQ/QUALITY BOND PLUS....................            1.70%             B           $ 16.06                5

EQ/SMALL COMPANY INDEX..................            0.50%             B           $ 18.62               --
EQ/SMALL COMPANY INDEX..................            1.15%             B           $ 17.10              207
EQ/SMALL COMPANY INDEX..................            1.35%             B           $ 16.66              480
EQ/SMALL COMPANY INDEX..................            1.55%             B           $ 16.22              370
EQ/SMALL COMPANY INDEX..................            1.60%             B           $ 16.12              152
EQ/SMALL COMPANY INDEX..................            1.70%             B           $ 15.91                2

EQ/T. ROWE PRICE GROWTH STOCK...........            0.50%             B           $ 19.50                1
EQ/T. ROWE PRICE GROWTH STOCK...........            1.15%             B           $ 16.83               94
EQ/T. ROWE PRICE GROWTH STOCK...........            1.35%             B           $ 16.08              184
EQ/T. ROWE PRICE GROWTH STOCK...........            1.55%             B           $ 15.37              396
EQ/T. ROWE PRICE GROWTH STOCK...........            1.60%             B           $ 15.20              279
EQ/T. ROWE PRICE GROWTH STOCK...........            1.70%             B           $ 14.85                1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                                -------------------- -------------- ------------ --------------------------
EQ/TEMPLETON GLOBAL EQUITY...................            0.50%             B           $  8.97              --
EQ/TEMPLETON GLOBAL EQUITY...................            1.15%             B           $  8.72              77
EQ/TEMPLETON GLOBAL EQUITY...................            1.35%             B           $  8.64             106
EQ/TEMPLETON GLOBAL EQUITY...................            1.55%             B           $  8.57              86
EQ/TEMPLETON GLOBAL EQUITY...................            1.60%             B           $  8.55              31
EQ/TEMPLETON GLOBAL EQUITY...................            1.70%             B           $  8.51              --

EQ/UBS GROWTH & INCOME.......................            0.50%             B           $  5.97              --
EQ/UBS GROWTH & INCOME.......................            1.15%             B           $  5.51              48
EQ/UBS GROWTH & INCOME.......................            1.35%             B           $  5.38              97
EQ/UBS GROWTH & INCOME.......................            1.55%             B           $  5.25             112
EQ/UBS GROWTH & INCOME.......................            1.60%             B           $  5.21              47
EQ/UBS GROWTH & INCOME.......................            1.70%             B           $  5.15              --

EQ/VAN KAMPEN COMSTOCK.......................            0.50%             B           $ 10.78             176
EQ/VAN KAMPEN COMSTOCK.......................            1.15%             B           $ 10.39              47
EQ/VAN KAMPEN COMSTOCK.......................            1.35%             B           $ 10.27             116
EQ/VAN KAMPEN COMSTOCK.......................            1.55%             B           $ 10.15             105
EQ/VAN KAMPEN COMSTOCK.......................            1.60%             B           $ 10.12              86
EQ/VAN KAMPEN COMSTOCK.......................            1.70%             B           $ 10.07              --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            0.50%             B           $ 12.42             159
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.15%             B           $ 11.48             193
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.35%             B           $ 11.21             314
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.55%             B           $ 10.94             448
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.60%             B           $ 10.87             166
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH........            1.70%             B           $ 10.74              --

MULTIMANAGER AGGRESSIVE EQUITY...............            1.15%             A           $ 59.03             138
MULTIMANAGER AGGRESSIVE EQUITY...............            0.50%             B           $ 67.09              --
MULTIMANAGER AGGRESSIVE EQUITY...............            1.15%             B           $ 56.97             147
MULTIMANAGER AGGRESSIVE EQUITY...............            1.35%             B           $ 54.16             192
MULTIMANAGER AGGRESSIVE EQUITY...............            1.55%             B           $ 51.49             125
MULTIMANAGER AGGRESSIVE EQUITY...............            1.60%             B           $ 50.84              80
MULTIMANAGER AGGRESSIVE EQUITY...............            1.70%             B           $ 49.57               1

MULTIMANAGER CORE BOND.......................            0.50%             B           $ 14.74             111
MULTIMANAGER CORE BOND.......................            1.15%             B           $ 13.89             493
MULTIMANAGER CORE BOND.......................            1.35%             B           $ 13.64             813
MULTIMANAGER CORE BOND.......................            1.55%             B           $ 13.40             968
MULTIMANAGER CORE BOND.......................            1.60%             B           $ 13.34             493
MULTIMANAGER CORE BOND.......................            1.70%             B           $ 13.21               2

MULTIMANAGER INTERNATIONAL EQUITY............            0.50%             B           $ 14.29               1
MULTIMANAGER INTERNATIONAL EQUITY............            1.15%             B           $ 13.47             169
MULTIMANAGER INTERNATIONAL EQUITY............            1.35%             B           $ 13.23             280
MULTIMANAGER INTERNATIONAL EQUITY............            1.55%             B           $ 12.99             301
MULTIMANAGER INTERNATIONAL EQUITY............            1.60%             B           $ 12.93             185
MULTIMANAGER INTERNATIONAL EQUITY............            1.70%             B           $ 12.81              --

MULTIMANAGER LARGE CAP CORE EQUITY...........            0.50%             B           $ 11.84              --
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.15%             B           $ 11.16              43
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.35%             B           $ 10.96              89
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.55%             B           $ 10.76             166
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.60%             B           $ 10.71              53
MULTIMANAGER LARGE CAP CORE EQUITY...........            1.70%             B           $ 10.61               1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                          CONTRACT CHARGES**   SHARE CLASS*   UNIT VALUE   UNITS OUTSTANDING (000'S)
                                         -------------------- -------------- ------------ --------------------------
MULTIMANAGER LARGE CAP VALUE..........            0.50%             B           $ 13.24               --
MULTIMANAGER LARGE CAP VALUE..........            1.15%             B           $ 12.48              148
MULTIMANAGER LARGE CAP VALUE..........            1.35%             B           $ 12.25              275
MULTIMANAGER LARGE CAP VALUE..........            1.55%             B           $ 12.03              349
MULTIMANAGER LARGE CAP VALUE..........            1.60%             B           $ 11.98              123
MULTIMANAGER LARGE CAP VALUE..........            1.70%             B           $ 11.87               --

MULTIMANAGER MID CAP GROWTH...........            0.50%             B           $ 12.70               --
MULTIMANAGER MID CAP GROWTH...........            1.15%             B           $ 11.97              216
MULTIMANAGER MID CAP GROWTH...........            1.35%             B           $ 11.76              245
MULTIMANAGER MID CAP GROWTH...........            1.55%             B           $ 11.54              414
MULTIMANAGER MID CAP GROWTH...........            1.60%             B           $ 11.49              154
MULTIMANAGER MID CAP GROWTH...........            1.70%             B           $ 11.39                2

MULTIMANAGER MID CAP VALUE............            0.50%             B           $ 16.46               --
MULTIMANAGER MID CAP VALUE............            1.15%             B           $ 15.52              150
MULTIMANAGER MID CAP VALUE............            1.35%             B           $ 15.24              252
MULTIMANAGER MID CAP VALUE............            1.55%             B           $ 14.96              346
MULTIMANAGER MID CAP VALUE............            1.60%             B           $ 14.89              146
MULTIMANAGER MID CAP VALUE............            1.70%             B           $ 14.76                4

MULTIMANAGER MULTI-SECTOR BOND........            1.15%             A           $ 30.88               58
MULTIMANAGER MULTI-SECTOR BOND........            0.50%             B           $ 34.87               --
MULTIMANAGER MULTI-SECTOR BOND........            1.15%             B           $ 29.79              229
MULTIMANAGER MULTI-SECTOR BOND........            1.35%             B           $ 28.38              488
MULTIMANAGER MULTI-SECTOR BOND........            1.55%             B           $ 27.03              464
MULTIMANAGER MULTI-SECTOR BOND........            1.60%             B           $ 26.70              236
MULTIMANAGER MULTI-SECTOR BOND........            1.70%             B           $ 26.06                1

MULTIMANAGER SMALL CAP GROWTH.........            0.50%             B           $  9.52               --
MULTIMANAGER SMALL CAP GROWTH.........            1.15%             B           $  8.80               93
MULTIMANAGER SMALL CAP GROWTH.........            1.35%             B           $  8.58              226
MULTIMANAGER SMALL CAP GROWTH.........            1.55%             B           $  8.37              192
MULTIMANAGER SMALL CAP GROWTH.........            1.60%             B           $  8.32               98
MULTIMANAGER SMALL CAP GROWTH.........            1.70%             B           $  8.22               --

MULTIMANAGER SMALL CAP VALUE..........            0.50%             B           $ 18.36                1
MULTIMANAGER SMALL CAP VALUE..........            1.15%             B           $ 16.86              134
MULTIMANAGER SMALL CAP VALUE..........            1.35%             B           $ 16.42              276
MULTIMANAGER SMALL CAP VALUE..........            1.55%             B           $ 15.99              246
MULTIMANAGER SMALL CAP VALUE..........            1.60%             B           $ 15.89              105
MULTIMANAGER SMALL CAP VALUE..........            1.70%             B           $ 15.68                2

MULTIMANAGER TECHNOLOGY...............            0.50%             B           $ 12.65                1
MULTIMANAGER TECHNOLOGY...............            1.15%             B           $ 11.93              214
MULTIMANAGER TECHNOLOGY...............            1.35%             B           $ 11.71              430
MULTIMANAGER TECHNOLOGY...............            1.55%             B           $ 11.50              979
MULTIMANAGER TECHNOLOGY...............            1.60%             B           $ 11.45              409
MULTIMANAGER TECHNOLOGY...............            1.70%             B           $ 11.34                1

----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
** Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      AXA AGGRESSIVE  AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                       ALLOCATION*       ALLOCATION*          ALLOCATION*
                                                     --------------- ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $     349,612      $1,024,833          $     824,719
 Expenses:
  Less: Asset-based charges.........................        316,769         605,604                563,486
                                                      -------------      ----------          -------------
NET INVESTMENT INCOME (LOSS)........................         32,843         419,229                261,233
                                                      -------------      ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,864,238)       (428,714)            (1,767,760)
  Realized gain distribution from The Trusts........        526,079       2,021,094              1,239,654
                                                      -------------      ----------          -------------
 Net realized gain (loss)...........................     (2,338,159)      1,592,380               (528,106)
                                                      -------------      ----------          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      4,893,805         460,210              3,180,974
                                                      -------------      ----------          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      2,555,646       2,052,590              2,652,868
                                                      -------------      ----------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   2,588,489      $2,471,819          $   2,914,101
                                                      =============      ==========          =============



                                                      AXA MODERATE   AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN
                                                       ALLOCATION*      ALLOCATION*         INTERNATIONAL*
                                                     -------------- ------------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  5,040,280     $  1,858,045           $1,585,725
 Expenses:
  Less: Asset-based charges.........................     3,012,779        1,560,783            1,011,670
                                                      ------------     ------------           ----------
NET INVESTMENT INCOME (LOSS)........................     2,027,501          297,262              574,055
                                                      ------------     ------------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (1,845,491)      (7,596,566)            (585,758)
  Realized gain distribution from The Trusts........     5,642,966        2,967,444                   --
                                                      ------------     ------------           ----------
 Net realized gain (loss)...........................     3,797,475       (4,629,122)            (585,758)
                                                      ------------     ------------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    13,736,771       14,683,884            2,273,963
                                                      ------------     ------------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    17,534,246       10,054,762            1,688,205
                                                      ------------     ------------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 19,561,747     $ 10,352,024           $2,262,260
                                                      ============     ============           ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/ALLIANCEBERNSTEIN  EQ/AXA FRANKLIN   EQ/BLACKROCK
                                                           SMALL CAP           SMALL CAP       BASIC VALUE
                                                            GROWTH*           VALUE CORE*        EQUITY*
                                                     --------------------- ----------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $     1,392          $   2,145       $  859,893
 Expenses:
  Less: Asset-based charges.........................          733,867             16,595        1,005,680
                                                          -----------          ---------       ----------
NET INVESTMENT INCOME (LOSS)........................         (732,475)           (14,450)        (145,787)
                                                          -----------          ---------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          108,008            219,766         (219,242)
  Realized gain distribution from The Trusts........               --                 --               --
                                                          -----------          ---------       ----------
 Net realized gain (loss)...........................          108,008            219,766         (219,242)
                                                          -----------          ---------       ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,057,923             26,870        7,406,762
                                                          -----------          ---------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       15,165,931            246,636        7,187,520
                                                          -----------          ---------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $14,433,456          $ 232,186       $7,041,733
                                                          ===========          =========       ==========


                                                                                EQ/BOSTON
                                                          EQ/BLACKROCK          ADVISORS           EQ/CALVERT
                                                      INTERNATIONAL VALUE*   EQUITY INCOME*   SOCIALLY RESPONSIBLE*
                                                     ---------------------- ---------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $     256,919        $   147,467          $      267
 Expenses:
  Less: Asset-based charges.........................           492,689             87,543               8,104
                                                         -------------        -----------          ----------
NET INVESTMENT INCOME (LOSS)........................          (235,770)            59,924              (7,837)
                                                         -------------        -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (3,026,517)          (780,286)            (81,765)
  Realized gain distribution from The Trusts........                --                 --                  --
                                                         -------------        -----------          ----------
 Net realized gain (loss)...........................        (3,026,517)          (780,286)            (81,765)
                                                         -------------        -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         4,677,217          1,553,580             136,701
                                                         -------------        -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,650,700            773,294              54,936
                                                         -------------        -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $   1,414,930        $   833,218          $   47,099
                                                         =============        ===========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                         EQ/CAPITAL          EQ/CAPITAL          EQ/COMMON
                                                      GUARDIAN GROWTH*   GUARDIAN RESEARCH*    STOCK INDEX*
                                                     ------------------ -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  13,840          $  257,579         $  2,539,407
 Expenses:
  Less: Asset-based charges.........................       51,672             500,148            2,658,689
                                                        ---------          ----------         ------------
NET INVESTMENT INCOME (LOSS)........................      (37,832)           (242,569)            (119,282)
                                                        ---------          ----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (128,456)            197,353          (10,967,099)
  Realized gain distribution from The Trusts........           --                  --                   --
                                                        ---------          ----------         ------------
 Net realized gain (loss)...........................     (128,456)            197,353          (10,967,099)
                                                        ---------          ----------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      545,906           4,757,657           37,819,223
                                                        ---------          ----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      417,450           4,955,010           26,852,124
                                                        ---------          ----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 379,618          $4,712,441         $ 26,732,842
                                                        =========          ==========         ============


                                                                        EQ/DAVIS
                                                         EQ/CORE        NEW YORK      EQ/EQUITY
                                                       BOND INDEX*      VENTURE*      500 INDEX*
                                                     --------------- ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   680,045     $  39,865     $   865,689
 Expenses:
  Less: Asset-based charges.........................      472,957        71,083         903,999
                                                      -----------     ---------     -----------
NET INVESTMENT INCOME (LOSS)........................      207,088       (31,218)        (38,310)
                                                      -----------     ---------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (1,048,459)     (299,205)     (1,280,300)
  Realized gain distribution from The Trusts........           --            --              --
                                                      -----------     ---------     -----------
 Net realized gain (loss)...........................   (1,048,459)     (299,205)     (1,280,300)
                                                      -----------     ---------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    2,239,935       825,142       8,984,815
                                                      -----------     ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    1,191,476       525,937       7,704,515
                                                      -----------     ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 1,398,564     $ 494,719     $ 7,666,205
                                                      ===========     =========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010



                                                        EQ/EQUITY       EQ/FRANKLIN         EQ/FRANKLIN
                                                       GROWTH PLUS*   CORE BALANCED*   TEMPLETON ALLOCATION*
                                                     --------------- ---------------- -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    96,961      $   460,004           $ 112,325
 Expenses:
  Less: Asset-based charges.........................      495,044          223,830              75,799
                                                      -----------      -----------           ---------
NET INVESTMENT INCOME (LOSS)........................     (398,083)         236,174              36,526
                                                      -----------      -----------           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (1,513,240)      (1,362,952)           (489,412)
  Realized gain distribution from The Trusts........           --               --                  --
                                                      -----------      -----------           ---------
 Net realized gain (loss)...........................   (1,513,240)      (1,362,952)           (489,412)
                                                      -----------      -----------           ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................    6,259,267        2,561,271             872,692
                                                      -----------      -----------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    4,746,027        1,198,319             383,280
                                                      -----------      -----------           ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 4,347,944      $ 1,434,493           $ 419,806
                                                      ===========      ===========           =========


                                                         EQ/GAMCO        EQ/GAMCO
                                                        MERGERS &     SMALL COMPANY    EQ/GLOBAL
                                                      ACQUISITIONS*       VALUE*       BOND PLUS*
                                                     --------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $      --      $  102,190     $   416,153
 Expenses:
  Less: Asset-based charges.........................       78,044         390,156         215,161
                                                        ---------      ----------     -----------
NET INVESTMENT INCOME (LOSS)........................      (78,044)       (287,966)        200,992
                                                        ---------      ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (83,295)         33,914        (621,538)
  Realized gain distribution from The Trusts........      158,758              --              --
                                                        ---------      ----------     -----------
 Net realized gain (loss)...........................       75,463          33,914        (621,538)
                                                        ---------      ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      464,332       8,145,847       1,087,489
                                                        ---------      ----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      539,795       8,179,761         465,951
                                                        ---------      ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 461,751      $7,891,795     $   666,943
                                                        =========      ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/GLOBAL     EQ/INTERMEDIATE
                                                       MULTI-SECTOR      GOVERNMENT     EQ/INTERNATIONAL
                                                         EQUITY*        BOND INDEX*        CORE PLUS*
                                                     --------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   623,141       $  641,623       $   256,150
 Expenses:
  Less: Asset-based charges.........................      831,238          845,774           200,906
                                                      -----------       ----------       -----------
NET INVESTMENT INCOME (LOSS)........................     (208,097)        (204,151)           55,244
                                                      -----------       ----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (3,638,047)        (187,156)       (2,228,155)
  Realized gain distribution from The Trusts........           --               --                --
                                                      -----------       ----------       -----------
 Net realized gain (loss)...........................   (3,638,047)        (187,156)       (2,228,155)
                                                      -----------       ----------       -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    9,027,115        2,002,022         3,188,204
                                                      -----------       ----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    5,389,068        1,814,866           960,049
                                                      -----------       ----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 5,180,971       $1,610,715       $ 1,015,293
                                                      ===========       ==========       ===========


                                                      EQ/INTERNATIONAL   EQ/JPMORGAN VALUE   EQ/LARGE CAP
                                                           GROWTH*         OPPORTUNITIES*     CORE PLUS*
                                                     ------------------ ------------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   89,409         $  209,940        $  50,935
 Expenses:
  Less: Asset-based charges.........................        132,416            232,273           76,176
                                                         ----------         ----------        ---------
NET INVESTMENT INCOME (LOSS)........................        (43,007)           (22,333)         (25,241)
                                                         ----------         ----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (489,870)          (664,285)        (217,632)
  Realized gain distribution from The Trusts........             --                 --          384,347
                                                         ----------         ----------        ---------
 Net realized gain (loss)...........................       (489,870)          (664,285)         166,715
                                                         ----------         ----------        ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,775,474          2,356,685          464,301
                                                         ----------         ----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,285,604          1,692,400          631,016
                                                         ----------         ----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,242,597         $1,670,067        $ 605,775
                                                         ==========         ==========        =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       EQ/LARGE CAP    EQ/LARGE CAP   EQ/LARGE CAP
                                                      GROWTH INDEX*    GROWTH PLUS*   VALUE INDEX*
                                                     --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   391,416      $   179,496     $  36,188
 Expenses:
  Less: Asset-based charges.........................      605,575          683,790        35,242
                                                      -----------      -----------     ---------
NET INVESTMENT INCOME (LOSS)........................     (214,159)        (504,294)          946
                                                      -----------      -----------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (1,220,473)      (2,645,774)     (647,749)
  Realized gain distribution from The Trusts........           --               --            --
                                                      -----------      -----------     ---------
 Net realized gain (loss)...........................   (1,220,473)      (2,645,774)     (647,749)
                                                      -----------      -----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................    6,939,610        9,038,128       959,050
                                                      -----------      -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    5,719,137        6,392,354       311,301
                                                      -----------      -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 5,504,978      $ 5,888,060     $ 312,247
                                                      ===========      ===========     =========


                                                       EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                        VALUE PLUS*    GROWTH AND INCOME*   LARGE CAP CORE*
                                                     ---------------- -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  1,932,248       $  13,865          $  17,017
 Expenses:
  Less: Asset-based charges.........................      2,410,557          40,516             59,450
                                                       ------------       ---------          ---------
NET INVESTMENT INCOME (LOSS)........................       (478,309)        (26,651)           (42,433)
                                                       ------------       ---------          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (11,304,352)       (329,416)            48,479
  Realized gain distribution from The Trusts........             --              --                 --
                                                       ------------       ---------          ---------
 Net realized gain (loss)...........................    (11,304,352)       (329,416)            48,479
                                                       ------------       ---------          ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     29,678,504         754,846            506,965
                                                       ------------       ---------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     18,374,152         425,430            555,444
                                                       ------------       ---------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 17,895,843       $ 398,779          $ 513,011
                                                       ============       =========          =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/MID CAP      EQ/MID CAP       EQ/MONEY
                                                          INDEX*       VALUE PLUS*       MARKET*
                                                     --------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   214,082     $   613,324      $     7,063
 Expenses:
  Less: Asset-based charges.........................      442,644         905,796        1,218,257
                                                      -----------     -----------      -----------
NET INVESTMENT INCOME (LOSS)........................     (228,562)       (292,472)      (1,211,194)
                                                      -----------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (3,419,718)     (6,670,759)            (759)
  Realized gain distribution from The Trusts........           --              --               --
                                                      -----------     -----------      -----------
 Net realized gain (loss)...........................   (3,419,718)     (6,670,759)            (759)
                                                      -----------     -----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   10,180,210      18,865,203            7,392
                                                      -----------     -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    6,760,492      12,194,444            6,633
                                                      -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 6,531,930     $11,901,972      $(1,204,561)
                                                      ===========     ===========      ===========


                                                         EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                      CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  37,448          $   19,037          $  62,326
 Expenses:
  Less: Asset-based charges.........................      100,068             220,931             50,060
                                                        ---------          ----------          ---------
NET INVESTMENT INCOME (LOSS)........................      (62,620)           (201,894)            12,266
                                                        ---------          ----------          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (201,275)            804,181           (425,950)
  Realized gain distribution from The Trusts........           --              15,356                 --
                                                        ---------          ----------          ---------
 Net realized gain (loss)...........................     (201,275)            819,537           (425,950)
                                                        ---------          ----------          ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................      647,718           3,798,900            754,350
                                                        ---------          ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      446,443           4,618,437            328,400
                                                        ---------          ----------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 383,823          $4,416,543          $ 340,666
                                                        =========          ==========          =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/OPPENHEIMER       EQ/PIMCO        EQ/QUALITY
                                                         GLOBAL*      ULTRA SHORT BOND*    BOND PLUS*
                                                     --------------- ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  24,798        $  135,495        $1,872,750
 Expenses:
  Less: Asset-based charges.........................       51,742           614,062           270,007
                                                        ---------        ----------        ----------
NET INVESTMENT INCOME (LOSS)........................      (26,944)         (478,567)        1,602,743
                                                        ---------        ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       27,307          (868,137)         (330,501)
  Realized gain distribution from The Trusts........           --                --                --
                                                        ---------        ----------        ----------
 Net realized gain (loss)...........................       27,307          (868,137)         (330,501)
                                                        ---------        ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      498,132         1,105,198          (386,274)
                                                        ---------        ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      525,439           237,061          (716,775)
                                                        ---------        ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 498,495        $ (241,506)       $  885,968
                                                        =========        ==========        ==========


                                                         EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                      COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                     ---------------- ------------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   170,730       $       --        $  34,660
 Expenses:
  Less: Asset-based charges.........................       262,860          192,953           36,141
                                                       -----------       ----------        ---------
NET INVESTMENT INCOME (LOSS)........................       (92,130)        (192,953)          (1,481)
                                                       -----------       ----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (1,956,842)         293,260         (364,344)
  Realized gain distribution from The Trusts........            --               --               --
                                                       -----------       ----------        ---------
 Net realized gain (loss)...........................    (1,956,842)         293,260         (364,344)
                                                       -----------       ----------        ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     6,033,738        1,685,989          507,287
                                                       -----------       ----------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     4,076,896        1,979,249          142,943
                                                       -----------       ----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 3,984,766       $1,786,296        $ 141,462
                                                       ===========       ==========        =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                         EQ/WELLS FARGO
                                                           EQ/UBS        EQ/VAN KAMPEN     ADVANTAGE
                                                      GROWTH & INCOME*     COMSTOCK*     OMEGA GROWTH*
                                                     ------------------ --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   9,923        $   64,094      $    1,655
 Expenses:
  Less: Asset-based charges.........................        22,639            57,050         163,901
                                                         ---------        ----------      ----------
NET INVESTMENT INCOME (LOSS)........................       (12,716)            7,044        (162,246)
                                                         ---------        ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (165,154)         (390,965)         78,955
  Realized gain distribution from The Trusts........            --                --         368,201
                                                         ---------        ----------      ----------
 Net realized gain (loss)...........................      (165,154)         (390,965)        447,156
                                                         ---------        ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       335,760         1,052,978       1,584,390
                                                         ---------        ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       170,606           662,013       2,031,546
                                                         ---------        ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 157,890        $  669,057      $1,869,300
                                                         =========        ==========      ==========


                                                                                           MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER   INTERNATIONAL
                                                      AGGRESSIVE EQUITY*    CORE BOND*       EQUITY*
                                                     -------------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  205,922        $1,123,018     $   350,119
 Expenses:
  Less: Asset-based charges.........................         407,817           564,606         179,988
                                                          ----------        ----------     -----------
NET INVESTMENT INCOME (LOSS)........................        (201,895)          558,412         170,131
                                                          ----------        ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (812,179)          493,170      (1,645,390)
  Realized gain distribution from The Trusts........              --           531,253              --
                                                          ----------        ----------     -----------
 Net realized gain (loss)...........................        (812,179)        1,024,423      (1,645,390)
                                                          ----------        ----------     -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       5,375,140           181,181       2,056,624
                                                          ----------        ----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       4,562,961         1,205,604         411,234
                                                          ----------        ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $4,361,066        $1,764,016     $   581,365
                                                          ==========        ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           MULTIMANAGER          MULTIMANAGER       MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                     ------------------------ ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $   9,954            $    91,042         $       --
 Expenses:
  Less: Asset-based charges.........................          43,897                155,560            153,607
                                                           ---------            -----------         ----------
NET INVESTMENT INCOME (LOSS)........................         (33,943)               (64,518)          (153,607)
                                                           ---------            -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (204,505)            (1,149,828)          (564,513)
  Realized gain distribution from The Trusts........              --                     --                 --
                                                           ---------            -----------         ----------
 Net realized gain (loss)...........................        (204,505)            (1,149,828)          (564,513)
                                                           ---------            -----------         ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         603,808              2,388,606          3,191,577
                                                           ---------            -----------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         399,303              1,238,778          2,627,064
                                                           ---------            -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 365,360            $ 1,174,260         $2,473,457
                                                           =========            ===========         ==========



                                                       MULTIMANAGER       MULTIMANAGER        MULTIMANAGER
                                                      MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                     ---------------- -------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   91,846        $ 1,087,636          $       --
 Expenses:
  Less: Asset-based charges.........................       183,444            590,595              70,543
                                                        ----------        -----------          ----------
NET INVESTMENT INCOME (LOSS)........................       (91,598)           497,041             (70,543)
                                                        ----------        -----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (711,473)        (3,601,030)           (709,112)
  Realized gain distribution from The Trusts........            --                 --                  --
                                                        ----------        -----------          ----------
 Net realized gain (loss)...........................      (711,473)        (3,601,030)           (709,112)
                                                        ----------        -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     3,455,767          5,173,264           1,905,977
                                                        ----------        -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     2,744,294          1,572,234           1,196,865
                                                        ----------        -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $2,652,696        $ 2,069,275          $1,126,322
                                                        ==========        ===========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          MULTIMANAGER       MULTIMANAGER
                                                        SMALL CAP VALUE*      TECHNOLOGY*
                                                       ------------------   --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $     16,778        $       --
 Expenses:
  Less: Asset-based charges.........................           171,992           330,336
                                                          ------------        ----------
NET INVESTMENT INCOME (LOSS)........................          (155,214)         (330,336)
                                                          ------------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (2,623,019)          787,562
  Realized gain distribution from The Trusts........                --                --
                                                          ------------        ----------
 Net realized gain (loss)...........................        (2,623,019)          787,562
                                                          ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         5,207,530         2,759,300
                                                          ------------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         2,584,511         3,546,862
                                                          ------------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $  2,429,297        $3,216,526
                                                          ============        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA AGGRESSIVE
                                                            ALLOCATION*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     32,843    $    (73,057)
 Net realized gain (loss) on investments.........    (2,338,159)     (1,184,261)
 Change in unrealized appreciation
  (depreciation) of investments..................     4,893,805       5,770,687
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,588,489       4,513,369
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       140,210         218,284
  Transfers between funds including
   guaranteed interest account, net..............       202,467       1,575,537
  Transfers for contract benefits and
   terminations..................................    (1,499,250)       (951,428)
  Contract maintenance charges...................      (115,720)       (108,553)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,272,293)        733,840
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     1,316,196       5,247,209
NET ASSETS -- BEGINNING OF PERIOD................    22,801,969      17,554,760
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 24,118,165    $ 22,801,969
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           311             627
 Redeemed........................................          (424)           (552)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (113)             75
                                                   ------------    ------------


                                                         AXA CONSERVATIVE              AXA CONSERVATIVE-PLUS
                                                            ALLOCATION*                     ALLOCATION*
                                                  ------------------------------- -------------------------------
                                                        2010            2009            2010            2009
                                                  --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    419,229    $    354,583    $    261,233    $    166,016
 Net realized gain (loss) on investments.........     1,592,380      (1,266,741)       (528,106)       (626,954)
 Change in unrealized appreciation
  (depreciation) of investments..................       460,210       3,720,961       3,180,974       4,414,181
                                                   ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,471,819       2,808,803       2,914,101       3,953,243
                                                   ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       380,310         609,673         669,848         238,879
  Transfers between funds including
   guaranteed interest account, net..............    12,760,872      10,669,676       8,876,185       7,750,640
  Transfers for contract benefits and
   terminations..................................    (6,200,502)     (5,176,706)     (5,307,288)     (3,348,886)
  Contract maintenance charges...................      (173,379)       (131,445)       (121,255)       (107,650)
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     6,767,301       5,971,198       4,117,490       4,532,983
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     9,239,120       8,780,001       7,031,591       8,486,226
NET ASSETS -- BEGINNING OF PERIOD................    39,808,827      31,028,826      35,739,380      27,253,154
                                                   ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 49,047,947    $ 39,808,827    $ 42,770,971    $ 35,739,380
                                                   ============    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,589           1,976           1,126           1,333
 Redeemed........................................          (985)         (1,402)           (744)           (858)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................           604             574             382             475
                                                   ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA MODERATE
                                                             ALLOCATION*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   2,027,501    $     287,012
 Net realized gain (loss) on investments.........      3,797,475        9,628,530
 Change in unrealized appreciation
  (depreciation) of investments..................     13,736,771       22,573,715
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,561,747       32,489,257
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      2,574,574        2,283,099
  Transfers between funds including
   guaranteed interest account, net..............      3,459,810        7,919,506
  Transfers for contract benefits and
   terminations..................................    (23,749,703)     (21,924,109)
  Contract maintenance charges...................       (972,156)        (960,813)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (18,687,475)     (12,682,317)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             34              (35)
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................        874,306       19,806,905
NET ASSETS -- BEGINNING OF PERIOD................    243,052,280      223,245,375
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 243,926,586    $ 243,052,280
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             21              128
 Redeemed........................................            (72)             (98)
                                                   -------------    -------------
 Net Increase (Decrease).........................            (51)              30
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................            325              445
 Redeemed........................................           (686)            (822)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (361)            (377)
                                                   -------------    -------------


                                                          AXA MODERATE-PLUS               EQ/ALLIANCEBERNSTEIN
                                                             ALLOCATION*                     INTERNATIONAL*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    297,262     $    (58,238)   $      574,055   $      690,158
 Net realized gain (loss) on investments.........     (4,629,122)         (56,977)         (585,758)      (2,785,884)
 Change in unrealized appreciation
  (depreciation) of investments..................     14,683,884       17,618,613         2,273,963       18,908,946
                                                    ------------     ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     10,352,024       17,503,398         2,262,260       16,813,220
                                                    ------------     ------------    --------------   --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        542,251          671,219           427,085          546,998
  Transfers between funds including
   guaranteed interest account, net..............      4,011,564        4,321,731        (4,476,533)      (5,576,368)
  Transfers for contract benefits and
   terminations..................................     (8,226,413)      (5,407,860)       (5,957,362)      (5,350,682)
  Contract maintenance charges...................       (484,829)        (434,333)         (319,529)        (353,939)
                                                    ------------     ------------    --------------   --------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (4,157,427)        (849,243)      (10,326,339)     (10,733,991)
                                                    ------------     ------------    --------------   --------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --               --                --               --
                                                    ------------     ------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS................      6,194,597       16,654,155        (8,064,079)       6,079,229
NET ASSETS -- BEGINNING OF PERIOD................    108,534,058       91,879,903        79,735,546       73,656,317
                                                    ------------     ------------    --------------   --------------
NET ASSETS -- END OF PERIOD......................   $114,728,655     $108,534,058    $   71,671,467   $   79,735,546
                                                    ============     ============    ==============   ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --                18               39
 Redeemed........................................             --               --              (100)            (155)
                                                    ------------     ------------    --------------   --------------
 Net Increase (Decrease).........................             --               --               (82)            (116)
                                                    ------------     ------------    --------------   --------------
UNIT ACTIVITY CLASS B
 Issued..........................................          1,055            1,597                96              166
 Redeemed........................................         (1,449)          (1,781)             (887)          (1,073)
                                                    ------------     ------------    --------------   --------------
 Net Increase (Decrease).........................           (394)            (184)             (791)            (907)
                                                    ------------     ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/ALLIANCEBERNSTEIN
                                                         SMALL CAP GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (732,475)   $   (619,379)
 Net realized gain (loss) on investments.........       108,008      (3,392,140)
 Change in unrealized appreciation
  (depreciation) of investments..................    15,057,923      17,077,062
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................    14,433,456      13,065,543
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       304,710         334,685
  Transfers between funds including
   guaranteed interest account, net..............    (1,413,997)     (2,806,083)
  Transfers for contract benefits and
   terminations..................................    (3,507,287)     (3,595,947)
  Contract maintenance charges...................      (231,033)       (216,160)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (4,847,607)     (6,283,505)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     9,585,849       6,782,038
NET ASSETS -- BEGINNING OF PERIOD................    49,688,762      42,906,724
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 59,274,611    $ 49,688,762
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            92              14
 Redeemed........................................           (55)            (41)
                                                   ------------    ------------
 Net Increase (Decrease).........................            37             (27)
                                                   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           226              93
 Redeemed........................................          (571)           (573)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (345)           (480)
                                                   ------------    ------------



                                                         EQ/AXA FRANKLIN                 EQ/BLACKROCK
                                                      SMALL CAP VALUE CORE*           BASIC VALUE EQUITY*
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (14,450)    $   (7,177)   $   (145,787)   $    749,140
 Net realized gain (loss) on investments.........      219,766       (854,837)       (219,242)     (2,692,354)
 Change in unrealized appreciation
  (depreciation) of investments..................       26,870        999,289       7,406,762      18,644,416
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      232,186        137,275       7,041,733      16,701,202
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          158         18,446         561,254         230,548
  Transfers between funds including
   guaranteed interest account, net..............       37,730       (949,207)     (2,333,489)       (596,193)
  Transfers for contract benefits and
   terminations..................................     (138,002)       (60,963)     (5,806,670)     (4,939,940)
  Contract maintenance charges...................       (5,105)        (5,916)       (297,013)       (297,657)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (105,219)      (997,640)     (7,875,918)     (5,603,242)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................      126,967       (860,365)       (834,185)     11,097,960
NET ASSETS -- BEGINNING OF PERIOD................    1,272,332      2,132,697      74,186,864      63,088,904
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $1,399,299     $1,272,332    $ 73,352,679    $ 74,186,864
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................           --             --              --              --
 Redeemed........................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................          115             87             184             305
 Redeemed........................................         (131)          (263)           (594)           (661)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................          (16)          (176)           (410)           (356)
                                                    ----------     ----------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/BLACKROCK
                                                       INTERNATIONAL VALUE*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (235,770)   $    196,047
 Net realized gain (loss) on investments.........    (3,026,517)     (3,334,494)
 Change in unrealized appreciation
  (depreciation) of investments..................     4,677,217      12,082,818
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,414,930       8,944,371
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       255,344         183,139
  Transfers between funds including
   guaranteed interest account, net..............    (1,075,904)     (2,407,434)
  Transfers for contract benefits and
   terminations..................................    (3,162,776)     (2,979,836)
  Contract maintenance charges...................      (154,254)       (175,799)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (4,137,590)     (5,379,930)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (2,722,660)      3,564,441
NET ASSETS -- BEGINNING OF PERIOD................    38,355,856      34,791,415
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 35,633,196    $ 38,355,856
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           175             257
 Redeemed........................................          (415)           (611)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (240)           (354)
                                                   ------------    ------------


                                                        EQ/BOSTON ADVISORS                EQ/CALVERT
                                                          EQUITY INCOME*            SOCIALLY RESPONSIBLE*
                                                  ------------------------------ ----------------------------
                                                       2010            2009           2010          2009
                                                  -------------- --------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   59,924    $      57,495   $    (7,837)   $ (6,477)
 Net realized gain (loss) on investments.........     (780,286)      (1,960,134)      (81,765)    (45,713)
 Change in unrealized appreciation
  (depreciation) of investments..................    1,553,580        2,574,870       136,701     193,357
                                                    ----------    -------------   -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................      833,218          672,231        47,099     141,167
                                                    ----------    -------------   -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       28,574           28,705            57       7,086
  Transfers between funds including
   guaranteed interest account, net..............     (134,742)      (1,080,156)       18,119     (27,896)
  Transfers for contract benefits and
   terminations..................................     (606,949)        (493,039)     (112,533)    (17,509)
  Contract maintenance charges...................      (22,385)         (28,476)       (1,890)     (2,017)
                                                    ----------    -------------   -----------    --------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (735,502)      (1,572,966)      (96,247)    (40,336)
                                                    ----------    -------------   -----------    --------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --               --            --          --
                                                    ----------    -------------   -----------    --------
INCREASE (DECREASE) IN NET ASSETS................       97,716         (900,735)      (49,148)    100,831
NET ASSETS -- BEGINNING OF PERIOD................    6,731,469        7,632,204       604,691     503,860
                                                    ----------    -------------   -----------    --------
NET ASSETS -- END OF PERIOD......................   $6,829,185    $   6,731,469   $   555,543    $604,691
                                                    ==========    =============   ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          188              335            16           7
 Redeemed........................................         (336)            (662)          (30)        (13)
                                                    ----------    -------------   -----------    --------
 Net Increase (Decrease).........................         (148)            (327)          (14)         (6)
                                                    ----------    -------------   -----------    --------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CAPITAL                     EQ/CAPITAL
                                                         GUARDIAN GROWTH*              GUARDIAN RESEARCH*
                                                  ------------------------------ -------------------------------
                                                       2010            2009            2010            2009
                                                  -------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (37,832)   $     (41,272)  $   (242,569)   $   (102,438)
 Net realized gain (loss) on investments.........     (128,456)        (814,283)       197,353      (1,110,388)
 Change in unrealized appreciation
  (depreciation) of investments..................      545,906        2,080,973      4,757,657      10,245,836
                                                    ----------    -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      379,618        1,225,418      4,712,441       9,033,010
                                                    ----------    -------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        7,913                8        171,912         270,601
  Transfers between funds including
   guaranteed interest account, net..............     (220,486)      (1,464,130)    (2,725,643)     (3,059,524)
  Transfers for contract benefits and
   terminations..................................     (182,489)        (144,760)    (2,910,443)     (2,956,038)
  Contract maintenance charges...................      (11,261)         (15,091)      (160,172)       (166,599)
                                                    ----------    -------------   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (406,323)      (1,623,973)    (5,624,346)     (5,911,560)
                                                    ----------    -------------   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --               --             --              --
                                                    ----------    -------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................      (26,705)        (398,555)      (911,905)      3,121,450
NET ASSETS -- BEGINNING OF PERIOD................    3,712,640        4,111,195     37,926,302      34,804,852
                                                    ----------    -------------   ------------    ------------
NET ASSETS -- END OF PERIOD......................   $3,685,935    $   3,712,640   $ 37,014,397    $ 37,926,302
                                                    ==========    =============   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................           --               --             --              --
 Redeemed........................................           --               --             --              --
                                                    ----------    -------------   ------------    ------------
 Net Increase (Decrease).........................           --               --             --              --
                                                    ----------    -------------   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           18               57             35              65
 Redeemed........................................          (56)            (203)          (584)           (781)
                                                    ----------    -------------   ------------    ------------
 Net Increase (Decrease).........................          (38)            (146)          (549)           (716)
                                                    ----------    -------------   ------------    ------------


                                                           EQ/COMMON STOCK
                                                             INDEX* (g)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (119,282)   $     727,218
 Net realized gain (loss) on investments.........    (10,967,099)     (23,714,636)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,819,223       66,138,362
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     26,732,842       43,150,944
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,922,958        1,912,772
  Transfers between funds including
   guaranteed interest account, net..............    (10,368,694)     (10,657,396)
  Transfers for contract benefits and
   terminations..................................    (16,410,283)     (13,576,995)
  Contract maintenance charges...................     (1,062,675)      (1,101,415)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (25,918,694)     (23,423,034)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --        1,186,829
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................        814,148       20,914,739
NET ASSETS -- BEGINNING OF PERIOD................    206,527,716      185,612,977
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 207,341,864    $ 206,527,716
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              3               --
 Redeemed........................................            (19)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            (16)              --
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................              8               30
 Redeemed........................................           (123)            (155)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (115)            (125)
                                                   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/CORE BOND                      EQ/DAVIS
                                                            INDEX* (e)                  NEW YORK VENTURE*
                                                  ------------------------------- ------------------------------
                                                        2010            2009           2010            2009
                                                  --------------- --------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    207,088    $    324,334     $  (31,218)   $      14,831
 Net realized gain (loss) on investments.........    (1,048,459)     (1,705,514)      (299,205)      (1,048,696)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,239,935       1,569,928        825,142        2,284,825
                                                   ------------    ------------     ----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,398,564         188,748        494,719        1,250,960
                                                   ------------    ------------     ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        47,273         110,599          4,937           16,350
  Transfers between funds including
   guaranteed interest account, net..............      (370,939)      2,623,976       (303,586)         455,051
  Transfers for contract benefits and
   terminations..................................    (3,439,198)     (2,975,660)      (468,797)        (624,026)
  Contract maintenance charges...................      (117,730)       (127,121)       (24,964)         (23,998)
                                                   ------------    ------------     ----------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (3,880,594)       (368,206)      (792,410)        (176,623)
                                                   ------------    ------------     ----------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --             --               --
                                                   ------------    ------------     ----------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (2,482,030)       (179,458)      (297,691)       1,074,337
NET ASSETS -- BEGINNING OF PERIOD................    33,044,927      33,224,385      5,622,755        4,548,418
                                                   ------------    ------------     ----------    -------------
NET ASSETS -- END OF PERIOD......................  $ 30,562,897    $ 33,044,927     $5,325,064    $   5,622,755
                                                   ============    ============     ==========    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           300             609             79              212
 Redeemed........................................          (585)           (651)          (170)            (250)
                                                   ------------    ------------     ----------    -------------
 Net Increase (Decrease).........................          (285)            (42)           (91)             (38)
                                                   ------------    ------------     ----------    -------------


                                                           EQ/EQUITY 500
                                                              INDEX*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (38,310)   $    283,152
 Net realized gain (loss) on investments.........    (1,280,300)     (3,539,926)
 Change in unrealized appreciation
  (depreciation) of investments..................     8,984,815      16,828,558
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     7,666,205      13,571,784
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       502,240         564,780
  Transfers between funds including
   guaranteed interest account, net..............    (2,796,578)     (1,282,872)
  Transfers for contract benefits and
   terminations..................................    (6,407,220)     (4,420,896)
  Contract maintenance charges...................      (289,217)       (302,321)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (8,990,775)     (5,441,309)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,324,570)      8,130,475
NET ASSETS -- BEGINNING OF PERIOD................    67,348,614      59,218,139
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 66,024,044    $ 67,348,614
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           164             320
 Redeemed........................................          (539)           (580)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (375)           (260)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                           GROWTH PLUS*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (398,083)   $   (224,855)
 Net realized gain (loss) on investments.........    (1,513,240)     (3,112,486)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,259,267      11,776,067
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,347,944       8,438,726
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        72,916         146,010
  Transfers between funds including
   guaranteed interest account, net..............    (3,400,814)     (5,037,476)
  Transfers for contract benefits and
   terminations..................................    (3,560,791)     (3,063,911)
  Contract maintenance charges...................      (149,895)       (171,647)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (7,038,584)     (8,127,024)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (2,690,640)        311,702
NET ASSETS -- BEGINNING OF PERIOD................    38,259,946      37,948,244
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 35,569,306    $ 38,259,946
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................            49             159
 Redeemed........................................          (558)           (859)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (509)           (700)
                                                   ------------    ------------


                                                            EQ/FRANKLIN                   EQ/FRANKLIN
                                                          CORE BALANCED*             TEMPLETON ALLOCATION*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    236,174    $    639,218     $   36,526    $   50,890
 Net realized gain (loss) on investments.........    (1,362,952)     (2,666,938)      (489,412)     (583,939)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,561,271       5,640,971        872,692     1,658,272
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     1,434,493       3,613,251        419,806     1,125,223
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        68,243          86,161          5,771        94,472
  Transfers between funds including
   guaranteed interest account, net..............      (938,092)        782,051        389,067       470,018
  Transfers for contract benefits and
   terminations..................................    (1,876,489)     (1,371,882)      (299,967)     (170,848)
  Contract maintenance charges...................       (60,800)        (56,436)       (18,553)      (18,304)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,807,138)       (560,106)        76,318       375,338
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            19             (19)            --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................    (1,372,626)      3,053,126        496,124     1,500,561
NET ASSETS -- BEGINNING OF PERIOD................    16,864,132      13,811,006      5,402,585     3,902,024
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 15,491,506    $ 16,864,132     $5,898,709    $5,402,585
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           158             482            206           216
 Redeemed........................................          (461)           (582)          (204)         (154)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................          (303)           (100)             2            62
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GAMCO                       EQ/GAMCO
                                                     MERGERS & ACQUISITIONS*         SMALL COMPANY VALUE*
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (78,044)    $  (66,034)   $   (287,966)   $   (186,249)
 Net realized gain (loss) on investments.........       75,463       (253,991)         33,914      (1,326,768)
 Change in unrealized appreciation
  (depreciation) of investments..................      464,332      1,011,042       8,145,847       8,290,596
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      461,751        691,017       7,891,795       6,777,579
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       18,076         28,761         194,460         104,407
  Transfers between funds including
   guaranteed interest account, net..............      996,878        592,539       3,790,473       3,005,153
  Transfers for contract benefits and
   terminations..................................     (427,233)      (345,079)     (2,435,511)     (1,471,922)
  Contract maintenance charges...................      (22,389)       (20,336)       (111,007)        (85,577)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................      565,332        255,885       1,438,415       1,552,061
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    1,027,083        946,902       9,330,210       8,329,640
NET ASSETS -- BEGINNING OF PERIOD................    5,453,539      4,506,637      25,336,597      17,006,957
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $6,480,622     $5,453,539    $ 34,666,807    $ 25,336,597
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          154            148             253             258
 Redeemed........................................         (108)          (125)           (211)           (199)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................           46             23              42              59
                                                    ----------     ----------    ------------    ------------


                                                          EQ/GLOBAL BOND
                                                               PLUS*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    200,992    $    (92,295)
 Net realized gain (loss) on investments.........      (621,538)     (1,500,776)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,087,489       1,516,378
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       666,943         (76,693)
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       111,103          59,994
  Transfers between funds including
   guaranteed interest account, net..............     2,154,873        (620,232)
  Transfers for contract benefits and
   terminations..................................    (2,065,302)     (1,516,485)
  Contract maintenance charges...................       (55,877)        (55,604)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................       144,797      (2,132,327)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................       811,740      (2,209,020)
NET ASSETS -- BEGINNING OF PERIOD................    14,347,559      16,556,579
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 15,159,299    $ 14,347,559
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           496             432
 Redeemed........................................          (486)           (635)
                                                   ------------    ------------
 Net Increase (Decrease).........................            10            (203)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (208,097)   $    (81,438)
 Net realized gain (loss) on investments.........     (3,638,047)    (11,717,636)
 Change in unrealized appreciation
  (depreciation) of investments..................      9,027,115      32,543,573
                                                    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      5,180,971      20,744,499
                                                    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        279,073         286,415
  Transfers between funds including
   guaranteed interest account, net..............     (5,259,579)      1,075,030
  Transfers for contract benefits and
   terminations..................................     (5,159,505)     (4,109,358)
  Contract maintenance charges...................       (231,677)       (250,294)
                                                    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (10,371,688)     (2,998,207)
                                                    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     (5,190,717)     17,746,292
NET ASSETS -- BEGINNING OF PERIOD................     64,332,964      46,586,672
                                                    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $ 59,142,247    $ 64,332,964
                                                    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               --              --
 Redeemed........................................               --              --
                                                    --------------    ------------
 Net Increase (Decrease).........................               --              --
                                                    --------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................              493           1,269
 Redeemed........................................           (1,136)         (1,550)
                                                    --------------    ------------
 Net Increase (Decrease).........................             (643)           (281)
                                                    --------------    ------------


                                                           EQ/INTERMEDIATE                 EQ/INTERNATIONAL
                                                       GOVERNMENT BOND INDEX*                 CORE PLUS*
                                                  --------------------------------- -------------------------------
                                                        2010             2009             2010            2009
                                                  ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (204,151)  $     (369,881)  $     55,244    $    250,220
 Net realized gain (loss) on investments.........        (187,156)        (795,855)    (2,228,155)     (2,689,067)
 Change in unrealized appreciation
  (depreciation) of investments..................       2,002,022       (1,665,704)     3,188,204       6,517,050
                                                   --------------   --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       1,610,715       (2,831,440)     1,015,293       4,078,203
                                                   --------------   --------------   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         646,867          365,119         89,218          56,177
  Transfers between funds including
   guaranteed interest account, net..............      (1,457,779)      (7,630,871)      (973,817)      1,548,689
  Transfers for contract benefits and
   terminations..................................      (9,354,598)      (9,841,760)    (1,637,406)       (996,818)
  Contract maintenance charges...................        (163,311)        (202,039)       (58,723)        (54,483)
                                                   --------------   --------------   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (10,328,821)     (17,309,551)    (2,580,728)        553,565
                                                   --------------   --------------   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........              --               --             --              --
                                                   --------------   --------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................      (8,718,106)     (20,140,991)    (1,565,435)      4,631,768
NET ASSETS -- BEGINNING OF PERIOD................      60,955,017       81,096,008     16,791,990      12,160,222
                                                   --------------   --------------   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $   52,236,911   $   60,955,017   $ 15,226,555    $ 16,791,990
                                                   ==============   ==============   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             129               --             --              --
 Redeemed........................................            (148)              --             --              --
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................             (19)              --             --              --
                                                   --------------   --------------   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................             160              194            157             355
 Redeemed........................................            (666)          (1,005)          (384)           (307)
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................            (506)            (811)          (227)             48
                                                   --------------   --------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/INTERNATIONAL
                                                              GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (43,007)   $      (6,023)
 Net realized gain (loss) on investments.........      (489,870)      (1,108,777)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,775,474        3,047,211
                                                    -----------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     1,242,597        1,932,411
                                                    -----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        64,901           60,256
  Transfers between funds including
   guaranteed interest account, net..............     2,441,641        1,712,508
  Transfers for contract benefits and
   terminations..................................      (825,884)        (427,925)
  Contract maintenance charges...................       (41,709)         (26,720)
                                                    -----------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     1,638,949        1,318,119
                                                    -----------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --               --
                                                    -----------    -------------
INCREASE (DECREASE) IN NET ASSETS................     2,881,546        3,250,530
NET ASSETS -- BEGINNING OF PERIOD................     8,590,879        5,340,349
                                                    -----------    -------------
NET ASSETS -- END OF PERIOD......................   $11,472,425    $   8,590,879
                                                    ===========    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           300              287
 Redeemed........................................          (183)            (182)
                                                    -----------    -------------
 Net Increase (Decrease).........................           117              105
                                                    -----------    -------------


                                                            EQ/JPMORGAN                   EQ/LARGE CAP
                                                       VALUE OPPORTUNITIES*                CORE PLUS*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (22,333)   $     (3,187)    $  (25,241)   $  135,352
 Net realized gain (loss) on investments.........      (664,285)     (1,552,062)       166,715      (468,620)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,356,685       5,451,934        464,301     1,426,999
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     1,670,067       3,896,685        605,775     1,093,731
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       111,163          60,419         27,858        87,390
  Transfers between funds including
   guaranteed interest account, net..............       507,921        (777,562)      (200,126)     (424,352)
  Transfers for contract benefits and
   terminations..................................    (1,611,338)     (1,149,107)      (426,153)     (492,362)
  Contract maintenance charges...................       (78,750)        (79,885)       (19,499)      (20,904)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,071,004)     (1,946,135)      (617,920)     (850,228)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         7,555              --             --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................       606,618       1,950,550        (12,145)      243,503
NET ASSETS -- BEGINNING OF PERIOD................    16,488,742      14,538,192      5,400,334     5,156,831
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 17,095,360    $ 16,488,742     $5,388,189    $5,400,334
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           151              46             38            40
 Redeemed........................................          (237)           (251)          (112)         (164)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................           (86)           (205)           (74)         (124)
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LARGE CAP
                                                           GROWTH INDEX*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (214,159)   $    237,854
 Net realized gain (loss) on investments.........    (1,220,473)     (2,628,560)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,939,610      14,112,296
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     5,504,978      11,721,590
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       384,000         598,357
  Transfers between funds including
   guaranteed interest account, net..............    (2,846,778)     (1,272,437)
  Transfers for contract benefits and
   terminations..................................    (3,949,957)     (3,157,962)
  Contract maintenance charges...................      (173,269)       (175,829)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (6,586,004)     (4,007,871)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,081,026)      7,713,719
NET ASSETS -- BEGINNING OF PERIOD................    44,647,999      36,934,280
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 43,566,973    $ 44,647,999
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           175             407
 Redeemed........................................        (1,171)         (1,161)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (996)           (754)
                                                   ------------    ------------


                                                           EQ/LARGE CAP                   EQ/LARGE CAP
                                                           GROWTH PLUS*                   VALUE INDEX*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (504,294)   $    (59,340)    $      946    $  159,449
 Net realized gain (loss) on investments.........    (2,645,774)     (4,970,294)      (647,749)     (696,845)
 Change in unrealized appreciation
  (depreciation) of investments..................     9,038,128      18,194,131        959,050     1,001,859
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     5,888,060      13,164,497        312,247       464,463
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       477,427         656,902          4,293        28,617
  Transfers between funds including
   guaranteed interest account, net..............    (2,450,889)     (2,390,115)       (37,450)      636,960
  Transfers for contract benefits and
   terminations..................................    (3,964,582)     (3,121,854)      (207,392)      (92,939)
  Contract maintenance charges...................      (237,344)       (245,357)       (10,180)       (9,635)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (6,175,388)     (5,100,424)      (250,729)      563,003
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --             --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................      (287,328)      8,064,073         61,518     1,027,466
NET ASSETS -- BEGINNING OF PERIOD................    51,473,363      43,409,290      2,551,659     1,524,193
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 51,186,035    $ 51,473,363     $2,613,177    $2,551,659
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................            61             167            117           244
 Redeemed........................................          (502)           (615)          (163)          (99)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................          (441)           (448)           (46)          145
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                             VALUE PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (478,309)   $   1,204,474
 Net realized gain (loss) on investments.........    (11,304,352)     (25,588,821)
 Change in unrealized appreciation
  (depreciation) of investments..................     29,678,504       53,245,582
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,895,843       28,861,235
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,237,583        1,466,857
  Transfers between funds including
   guaranteed interest account, net..............    (10,978,402)     (12,822,744)
  Transfers for contract benefits and
   terminations..................................    (15,034,557)     (15,352,659)
  Contract maintenance charges...................       (755,441)        (813,202)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (25,530,817)     (27,521,748)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     (7,634,974)       1,339,487
NET ASSETS -- BEGINNING OF PERIOD................    181,550,395      180,210,908
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 173,915,421    $ 181,550,395
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             62               --
 Redeemed........................................           (412)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................           (350)              --
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................             92              181
 Redeemed........................................         (2,455)          (3,196)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (2,363)          (3,015)
                                                   -------------    -------------


                                                         EQ/LORD ABBETT                EQ/LORD ABBETT
                                                       GROWTH AND INCOME*             LARGE CAP CORE*
                                                  ----------------------------- ----------------------------
                                                       2010           2009           2010           2009
                                                  -------------- -------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (26,651)    $  (13,402)    $  (42,433)   $  (20,736)
 Net realized gain (loss) on investments.........     (329,416)      (424,800)        48,479      (374,880)
 Change in unrealized appreciation
  (depreciation) of investments..................      754,846        760,409        506,965     1,093,520
                                                    ----------     ----------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................      398,779        322,207        513,011       697,904
                                                    ----------     ----------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       17,606         36,974         83,224        15,193
  Transfers between funds including
   guaranteed interest account, net..............      985,277        209,798      1,004,004       909,498
  Transfers for contract benefits and
   terminations..................................     (249,198)      (157,047)      (361,696)     (192,894)
  Contract maintenance charges...................       (9,841)        (6,733)       (14,752)      (12,799)
                                                    ----------     ----------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................      743,844         82,992        710,780       718,998
                                                    ----------     ----------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --             --            --
                                                    ----------     ----------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................    1,142,623        405,199      1,223,791     1,416,902
NET ASSETS -- BEGINNING OF PERIOD................    2,282,551      1,877,352      3,825,501     2,408,599
                                                    ----------     ----------     ----------    ----------
NET ASSETS -- END OF PERIOD......................   $3,425,174     $2,282,551     $5,049,292    $3,825,501
                                                    ==========     ==========     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................           --             --             --            --
 Redeemed........................................           --             --             --            --
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease).........................           --             --             --            --
                                                    ----------     ----------     ----------    ----------
UNIT ACTIVITY CLASS B
 Issued..........................................          166             89            172           203
 Redeemed........................................          (92)           (78)          (111)         (125)
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease).........................           74             11             61            78
                                                    ----------     ----------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/MID CAP                       EQ/MID CAP
                                                              INDEX*                     VALUE PLUS* (a)(b)
                                                  ------------------------------- --------------------------------
                                                        2010            2009            2010             2009
                                                  --------------- --------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (228,562)   $   (116,841)   $     (292,472)  $   (167,159)
 Net realized gain (loss) on investments.........    (3,419,718)     (5,353,044)       (6,670,759)    (9,564,692)
 Change in unrealized appreciation
  (depreciation) of investments..................    10,180,210      13,634,696        18,865,203     23,512,563
                                                   ------------    ------------    --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................     6,531,930       8,164,811        11,901,972     13,780,712
                                                   ------------    ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       320,458         147,314           425,629        427,197
  Transfers between funds including
   guaranteed interest account, net..............    (2,348,654)     (2,035,146)       (4,829,317)     3,027,130
  Transfers for contract benefits and
   terminations..................................    (2,951,357)     (2,120,146)       (5,399,869)    (4,333,404)
  Contract maintenance charges...................      (108,252)       (109,152)         (260,281)      (239,744)
                                                   ------------    ------------    --------------   ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (5,087,805)     (4,117,130)      (10,063,838)    (1,118,821)
                                                   ------------    ------------    --------------   ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --                --             --
                                                   ------------    ------------    --------------   ------------
INCREASE (DECREASE) IN NET ASSETS................     1,444,125       4,047,681         1,838,134     12,661,891
NET ASSETS -- BEGINNING OF PERIOD................    30,593,857      26,546,176        64,388,389     51,726,498
                                                   ------------    ------------    --------------   ------------
NET ASSETS -- END OF PERIOD......................  $ 32,037,982    $ 30,593,857    $   66,226,523   $ 64,388,389
                                                   ============    ============    ==============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --                --             --
 Redeemed........................................            --              --                --             --
                                                   ------------    ------------    --------------   ------------
 Net Increase (Decrease).........................            --              --                --             --
                                                   ------------    ------------    --------------   ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           193             201               152            559
 Redeemed........................................          (713)           (755)             (859)          (925)
                                                   ------------    ------------    --------------   ------------
 Net Increase (Decrease).........................          (520)           (554)             (707)          (366)
                                                   ------------    ------------    --------------   ------------


                                                              EQ/MONEY
                                                               MARKET*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,211,194)   $  (1,770,338)
 Net realized gain (loss) on investments.........           (759)          (9,488)
 Change in unrealized appreciation
  (depreciation) of investments..................          7,392            6,317
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,204,561)      (1,773,509)
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      2,361,874        2,191,271
  Transfers between funds including
   guaranteed interest account, net..............     17,828,923       13,830,673
  Transfers for contract benefits and
   terminations..................................    (42,027,717)     (69,842,519)
  Contract maintenance charges...................       (232,255)        (335,616)
                                                   -------------    -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (22,069,175)     (54,156,191)
                                                   -------------    -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (23,273,736)     (55,929,700)
NET ASSETS -- BEGINNING OF PERIOD................     99,726,699      155,656,399
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $  76,452,963    $  99,726,699
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            186              313
 Redeemed........................................           (226)            (406)
                                                   -------------    -------------
 Net Increase (Decrease).........................            (40)             (93)
                                                   -------------    -------------
UNIT ACTIVITY CLASS B
 Issued..........................................          1,476           10,335
 Redeemed........................................         (2,192)         (12,077)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (716)          (1,742)
                                                   -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/MONTAG &
                                                         CALDWELL GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (62,620)   $  (72,454)
 Net realized gain (loss) on investments.........       (201,275)     (921,402)
 Change in unrealized appreciation
  (depreciation) of investments..................        647,718     2,689,326
                                                   -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................        383,823     1,695,470
                                                   -------------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         22,260        46,675
  Transfers between funds including
   guaranteed interest account, net..............       (982,502)     (218,389)
  Transfers for contract benefits and
   terminations..................................       (644,277)     (390,227)
  Contract maintenance charges...................        (29,939)      (33,048)
                                                   -------------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,634,458)     (594,989)
                                                   -------------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --
                                                   -------------    ----------
INCREASE (DECREASE) IN NET ASSETS................     (1,250,635)    1,100,481
NET ASSETS -- BEGINNING OF PERIOD................      7,932,052     6,831,571
                                                   -------------    ----------
NET ASSETS -- END OF PERIOD......................  $   6,681,417    $7,932,052
                                                   =============    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................            250           572
 Redeemed........................................           (590)         (736)
                                                   -------------    ----------
 Net Increase (Decrease).........................           (340)         (164)
                                                   -------------    ----------


                                                         EQ/MORGAN STANLEY                 EQ/MUTUAL
                                                          MID CAP GROWTH*              LARGE CAP EQUITY*
                                                  ------------------------------- ----------------------------
                                                        2010            2009           2010           2009
                                                  --------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (201,894)   $   (139,889)    $   12,266    $  (44,383)
 Net realized gain (loss) on investments.........       819,537      (1,440,046)      (425,950)     (764,114)
 Change in unrealized appreciation
  (depreciation) of investments..................     3,798,900       6,048,216        754,350     1,562,902
                                                   ------------    ------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     4,416,543       4,468,281        340,666       754,405
                                                   ------------    ------------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       302,480          92,188          4,944        41,636
  Transfers between funds including
   guaranteed interest account, net..............     3,605,092       4,312,376       (607,228)     (238,880)
  Transfers for contract benefits and
   terminations..................................    (1,401,571)       (588,362)      (253,804)     (312,032)
  Contract maintenance charges...................       (75,680)        (43,908)       (14,238)      (15,230)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................     2,430,321       3,772,294       (870,326)     (524,506)
                                                   ------------    ------------     ----------    ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (2,167)             --             --            --
                                                   ------------    ------------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS................     6,844,697       8,240,575       (529,660)      229,899
NET ASSETS -- BEGINNING OF PERIOD................    15,128,636       6,888,061      4,004,728     3,774,829
                                                   ------------    ------------     ----------    ----------
NET ASSETS -- END OF PERIOD......................  $ 21,973,333    $ 15,128,636     $3,475,068    $4,004,728
                                                   ============    ============     ==========    ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           621             702             20            63
 Redeemed........................................          (490)           (356)          (126)         (144)
                                                   ------------    ------------     ----------    ----------
 Net Increase (Decrease).........................           131             346           (106)          (81)
                                                   ------------    ------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/OPPENHEIMER                    EQ/PIMCO
                                                             GLOBAL*                 ULTRA SHORT BOND* (c)
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (26,944)    $  (14,215)   $   (478,567)   $   (131,031)
 Net realized gain (loss) on investments.........       27,307       (399,663)       (868,137)     (1,605,579)
 Change in unrealized appreciation
  (depreciation) of investments..................      498,132      1,089,481       1,105,198       3,613,226
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      498,495        675,603        (241,506)      1,876,616
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       75,539         77,113         876,608         289,520
  Transfers between funds including
   guaranteed interest account, net..............    1,659,290      1,281,273        (715,086)     13,136,511
  Transfers for contract benefits and
   terminations..................................     (302,076)      (193,156)     (6,319,426)     (4,059,214)
  Contract maintenance charges...................      (13,261)        (9,681)       (147,990)       (138,140)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    1,419,492      1,155,549      (6,305,894)      9,228,677
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           57             19              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    1,918,044      1,831,171      (6,547,400)     11,105,293
NET ASSETS -- BEGINNING OF PERIOD................    3,289,739      1,458,568      45,895,013      34,789,720
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $5,207,783     $3,289,739    $ 39,347,613    $ 45,895,013
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          272            236             920           2,305
 Redeemed........................................         (131)           (96)         (1,504)         (1,491)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................          141            140            (584)            814
                                                    ----------     ----------    ------------    ------------


                                                            EQ/QUALITY
                                                          BOND PLUS* (f)
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  1,602,743    $    324,779
 Net realized gain (loss) on investments.........      (330,501)       (813,420)
 Change in unrealized appreciation
  (depreciation) of investments..................      (386,274)      1,534,501
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       885,968       1,045,860
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       103,088          23,238
  Transfers between funds including
   guaranteed interest account, net..............      (903,692)      6,961,175
  Transfers for contract benefits and
   terminations..................................    (1,964,178)     (1,667,619)
  Contract maintenance charges...................       (63,237)        (54,673)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,828,019)      5,262,121
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,942,051)      6,307,981
NET ASSETS -- BEGINNING OF PERIOD................    19,537,920      13,229,939
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 17,595,869    $ 19,537,920
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           272             803
 Redeemed........................................          (444)           (448)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (172)            355
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/SMALL COMPANY                EQ/T. ROWE PRICE
                                                            INDEX* (h)                     GROWTH STOCK*
                                                  ------------------------------- -------------------------------
                                                        2010            2009            2010            2009
                                                  --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (92,130)   $     (7,154)   $   (192,953)    $  (153,291)
 Net realized gain (loss) on investments.........    (1,956,842)     (2,475,054)        293,260        (692,479)
 Change in unrealized appreciation
  (depreciation) of investments..................     6,033,738       6,091,064       1,685,989       4,327,048
                                                   ------------    ------------    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     3,984,766       3,608,856       1,786,296       3,481,278
                                                   ------------    ------------    ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       232,692          46,952         142,696         147,586
  Transfers between funds including
   guaranteed interest account, net..............      (961,978)        535,419       1,172,608       1,675,423
  Transfers for contract benefits and
   terminations..................................    (1,837,742)     (1,347,621)     (1,133,399)       (888,098)
  Contract maintenance charges...................       (81,224)        (78,615)        (43,507)        (35,810)
                                                   ------------    ------------    ------------     -----------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,648,252)       (843,865)        138,398         899,101
                                                   ------------    ------------    ------------     -----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................     1,336,514       2,764,991       1,924,694       4,380,379
NET ASSETS -- BEGINNING OF PERIOD................    18,719,214      15,954,223      12,997,824       8,617,445
                                                   ------------    ------------    ------------     -----------
NET ASSETS -- END OF PERIOD......................  $ 20,055,728    $ 18,719,214    $ 14,922,518     $12,997,824
                                                   ============    ============    ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           170             246             250             334
 Redeemed........................................          (363)           (331)           (248)           (272)
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease).........................          (193)            (85)              2              62
                                                   ------------    ------------    ------------     -----------


                                                           EQ/TEMPLETON
                                                          GLOBAL EQUITY*
                                                  -------------------------------
                                                       2010            2009
                                                  -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (1,481)     $   2,557
 Net realized gain (loss) on investments.........     (364,344)      (692,761)
 Change in unrealized appreciation
  (depreciation) of investments..................      507,287      1,356,524
                                                    ----------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................      141,462        666,320
                                                    ----------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       79,485          3,870
  Transfers between funds including
   guaranteed interest account, net..............     (240,391)       115,488
  Transfers for contract benefits and
   terminations..................................     (244,594)      (169,286)
  Contract maintenance charges...................      (11,239)       (11,384)
                                                    ----------      ---------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (416,739)       (61,312)
                                                    ----------      ---------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --
                                                    ----------      ---------
INCREASE (DECREASE) IN NET ASSETS................     (275,277)       605,008
NET ASSETS -- BEGINNING OF PERIOD................    2,854,705      2,249,697
                                                    ----------      ---------
NET ASSETS -- END OF PERIOD......................   $2,579,428      $2,854,705
                                                    ==========      ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           64            143
 Redeemed........................................         (116)          (147)
                                                    ----------      ---------
 Net Increase (Decrease).........................          (52)            (4)
                                                    ----------      ---------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/UBS                     EQ/VAN KAMPEN
                                                        GROWTH & INCOME*                  COMSTOCK*
                                                  ----------------------------- -----------------------------
                                                       2010           2009           2010           2009
                                                  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (12,716)    $   (9,661)    $    7,044     $   13,283
 Net realized gain (loss) on investments.........     (165,154)      (278,211)      (390,965)      (731,851)
 Change in unrealized appreciation
  (depreciation) of investments..................      335,760        709,925      1,052,978      1,759,509
                                                    ----------     ----------     ----------     ----------
 Net Increase (decrease) in net assets from
  operations.....................................      157,890        422,053        669,057      1,040,941
                                                    ----------     ----------     ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        9,683            551         18,382         42,931
  Transfers between funds including
   guaranteed interest account, net..............       45,004       (123,621)       285,603       (241,943)
  Transfers for contract benefits and
   terminations..................................     (172,339)      (102,563)      (488,906)      (271,834)
  Contract maintenance charges...................       (8,622)        (8,104)       (20,046)       (17,558)
                                                    ----------     ----------     ----------     ----------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (126,274)      (233,737)      (204,967)      (488,404)
                                                    ----------     ----------     ----------     ----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --             --             --
                                                    ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS................       31,616        188,316        464,090        552,537
NET ASSETS -- BEGINNING OF PERIOD................    1,593,924      1,405,608      5,067,413      4,514,876
                                                    ----------     ----------     ----------     ----------
NET ASSETS -- END OF PERIOD......................   $1,625,540     $1,593,924     $5,531,503     $5,067,413
                                                    ==========     ==========     ==========     ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           90             78             83             61
 Redeemed........................................         (118)          (129)          (107)          (135)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease).........................          (28)           (51)           (24)           (74)
                                                    ----------     ----------     ----------     ----------


                                                          EQ/WELLS FARGO
                                                      ADVANTAGE OMEGA GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (162,246)    $   (90,127)
 Net realized gain (loss) on investments.........       447,156        (442,596)
 Change in unrealized appreciation
  (depreciation) of investments..................     1,584,390       2,967,147
                                                   ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     1,869,300       2,434,424
                                                   ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       125,356          61,432
  Transfers between funds including
   guaranteed interest account, net..............     2,222,386       4,357,407
  Transfers for contract benefits and
   terminations..................................    (1,418,668)       (581,098)
  Contract maintenance charges...................       (48,228)        (29,706)
                                                   ------------     -----------

Net increase (decrease) in net assets from
 contractowners transactions.....................       880,846       3,808,035
                                                   ------------     -----------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................     2,750,146       6,242,459
NET ASSETS -- BEGINNING OF PERIOD................    11,690,017       5,447,558
                                                   ------------     -----------
NET ASSETS -- END OF PERIOD......................  $ 14,440,163     $11,690,017
                                                   ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           381             659
 Redeemed........................................          (304)           (243)
                                                   ------------     -----------
 Net Increase (Decrease).........................            77             416
                                                   ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                     MULTIMANAGER
                                                      AGGRESSIVE EQUITY* (d)(i)               CORE BOND*
                                                  --------------------------------- -------------------------------
                                                        2010             2009             2010            2009
                                                  --------------- ----------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (201,895)    $  (226,635)     $    558,412    $    734,983
 Net realized gain (loss) on investments.........      (812,179)     (2,098,845)        1,024,423        (137,133)
 Change in unrealized appreciation
  (depreciation) of investments..................     5,375,140       7,560,940           181,181       1,682,949
                                                   ------------     -----------      ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,361,066       5,235,460         1,764,016       2,280,799
                                                   ------------     -----------      ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       512,538         396,658           266,222         125,351
  Transfers between funds including
   guaranteed interest account, net..............     4,671,252       8,762,621         6,581,892       4,885,577
  Transfers for contract benefits and
   terminations..................................    (2,326,830)     (1,459,518)       (5,137,305)     (5,467,377)
  Contract maintenance charges...................      (174,533)       (146,919)         (141,046)       (122,333)
                                                   ------------     -----------      ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     2,682,427       7,552,842         1,569,763        (578,782)
                                                   ------------     -----------      ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --                --              --
                                                   ------------     -----------      ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     7,043,493      12,788,302         3,333,779       1,702,017
NET ASSETS -- BEGINNING OF PERIOD................    30,447,805      17,659,503        35,860,319      34,158,302
                                                   ------------     -----------      ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 37,491,298     $30,447,805      $ 39,194,098    $ 35,860,319
                                                   ============     ===========      ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             9              21                --              --
 Redeemed........................................           (22)            (24)               --              --
                                                   ------------     -----------      ------------    ------------
 Net Increase (Decrease).........................           (13)             (3)               --              --
                                                   ------------     -----------      ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           151             224             1,095             822
 Redeemed........................................           (95)            (74)             (978)           (875)
                                                   ------------     -----------      ------------    ------------
 Net Increase (Decrease).........................           (56)            150               117             (53)
                                                   ------------     -----------      ------------    ------------


                                                           MULTIMANAGER
                                                       INTERNATIONAL EQUITY*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    170,131    $     11,589
 Net realized gain (loss) on investments.........    (1,645,390)     (2,300,258)
 Change in unrealized appreciation
  (depreciation) of investments..................     2,056,624       5,561,418
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       581,365       3,272,749
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         6,844          75,378
  Transfers between funds including
   guaranteed interest account, net..............    (1,153,964)       (816,259)
  Transfers for contract benefits and
   terminations..................................    (1,360,941)     (1,180,858)
  Contract maintenance charges...................       (50,111)        (54,894)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,558,172)     (1,976,633)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................    (1,976,807)      1,296,116
NET ASSETS -- BEGINNING OF PERIOD................    14,283,992      12,987,876
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 12,307,185    $ 14,283,992
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --
 Redeemed........................................            --              --
                                                   ------------    ------------
 Net Increase (Decrease).........................            --              --
                                                   ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................            78             151
 Redeemed........................................          (288)           (339)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (210)           (188)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          MULTIMANAGER                   MULTIMANAGER
                                                     LARGE CAP CORE EQUITY*            LARGE CAP VALUE*
                                                  ----------------------------- -------------------------------
                                                       2010           2009            2010            2009
                                                  -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (33,943)    $   11,197    $    (64,518)   $     33,409
 Net realized gain (loss) on investments.........     (204,505)      (267,338)     (1,149,828)     (2,360,408)
 Change in unrealized appreciation
  (depreciation) of investments..................      603,808      1,281,539       2,388,606       4,340,603
                                                    ----------     ----------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      365,360      1,025,398       1,174,260       2,013,604
                                                    ----------     ----------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          204          5,155          30,811          33,501
  Transfers between funds including
   guaranteed interest account, net..............     (384,921)        71,618        (802,401)     (1,541,421)
  Transfers for contract benefits and
   terminations..................................     (415,936)      (276,947)       (946,389)     (1,056,768)
  Contract maintenance charges...................      (13,669)       (14,224)        (42,129)        (48,511)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (814,322)      (214,398)     (1,760,108)     (2,613,199)
                                                    ----------     ----------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           --             --              --              --
                                                    ----------     ----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     (448,962)       811,000        (585,848)       (599,595)
NET ASSETS -- BEGINNING OF PERIOD................    4,348,946      3,537,946      11,494,148      12,093,743
                                                    ----------     ----------    ------------    ------------
NET ASSETS -- END OF PERIOD......................   $3,899,984     $4,348,946    $ 10,908,300    $ 11,494,148
                                                    ==========     ==========    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           18             50              44              84
 Redeemed........................................         (100)           (79)           (202)           (372)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease).........................          (82)           (29)           (158)           (288)
                                                    ----------     ----------    ------------    ------------


                                                           MULTIMANAGER
                                                         MID CAP GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (153,607)   $   (135,147)
 Net realized gain (loss) on investments.........      (564,513)     (1,635,179)
 Change in unrealized appreciation
  (depreciation) of investments..................     3,191,577       4,960,198
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,473,457       3,189,872
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        38,211          36,241
  Transfers between funds including
   guaranteed interest account, net..............      (182,141)       (721,819)
  Transfers for contract benefits and
   terminations..................................      (868,897)       (850,809)
  Contract maintenance charges...................       (39,845)        (39,631)
                                                   ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (1,052,672)     (1,576,018)
                                                   ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     1,420,785       1,613,854
NET ASSETS -- BEGINNING OF PERIOD................    10,637,481       9,023,627
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 12,058,266    $ 10,637,481
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           150             126
 Redeemed........................................          (257)           (338)
                                                   ------------    ------------
 Net Increase (Decrease).........................          (107)           (212)
                                                   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                    MULTIMANAGER
                                                          MID CAP VALUE*                MULTI-SECTOR BOND*
                                                  ------------------------------- -------------------------------
                                                        2010            2009            2010            2009
                                                  --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (91,598)   $    169,901    $    497,041    $  1,188,679
 Net realized gain (loss) on investments.........      (711,473)     (2,087,816)     (3,601,030)     (4,793,975)
 Change in unrealized appreciation
  (depreciation) of investments..................     3,455,767       6,006,961       5,173,264       6,743,685
                                                   ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     2,652,696       4,089,046       2,069,275       3,138,389
                                                   ------------    ------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        64,314          30,826         684,529         236,806
  Transfers between funds including
   guaranteed interest account, net..............    (1,139,597)       (652,664)      2,508,915      (1,035,359)
  Transfers for contract benefits and
   terminations..................................      (960,587)       (951,896)     (3,883,664)     (3,841,245)
  Contract maintenance charges...................       (48,489)        (46,917)       (169,606)       (178,550)
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................    (2,084,359)     (1,620,651)       (859,826)     (4,818,348)
                                                   ------------    ------------    ------------    ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................       568,337       2,468,395       1,209,449      (1,679,959)
NET ASSETS -- BEGINNING OF PERIOD................    13,032,270      10,563,875      40,145,490      41,825,449
                                                   ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 13,600,607    $ 13,032,270    $ 41,354,939    $ 40,145,490
                                                   ============    ============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --              40              13
 Redeemed........................................            --              --             (30)            (24)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................            --              --              10             (11)
                                                   ------------    ------------    ------------    ------------
UNIT ACTIVITY CLASS B
 Issued..........................................           107             221             210              99
 Redeemed........................................          (270)           (384)           (251)           (280)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................          (163)           (163)            (41)           (181)
                                                   ------------    ------------    ------------    ------------


                                                           MULTIMANAGER
                                                         SMALL CAP GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (70,543)  $     (63,689)
 Net realized gain (loss) on investments.........       (709,112)     (1,380,678)
 Change in unrealized appreciation
  (depreciation) of investments..................      1,905,977       2,717,524
                                                   -------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................      1,126,322       1,273,157
                                                   -------------   -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          9,471          39,423
  Transfers between funds including
   guaranteed interest account, net..............       (746,538)        379,210
  Transfers for contract benefits and
   terminations..................................       (519,496)       (445,397)
  Contract maintenance charges...................        (19,951)        (19,729)
                                                   -------------   -------------

Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,276,514)        (46,493)
                                                   -------------   -------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS................       (150,192)      1,226,664
NET ASSETS -- BEGINNING OF PERIOD................      5,411,942       4,185,278
                                                   -------------   -------------
NET ASSETS -- END OF PERIOD......................  $   5,261,750   $   5,411,942
                                                   =============   =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --              --
 Redeemed........................................             --              --
                                                   -------------   -------------
 Net Increase (Decrease).........................             --              --
                                                   -------------   -------------
UNIT ACTIVITY CLASS B
 Issued..........................................            217             278
 Redeemed........................................           (399)           (298)
                                                   -------------   -------------
 Net Increase (Decrease).........................           (182)            (20)
                                                   -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              MULTIMANAGER                        MULTIMANAGER
                                                            SMALL CAP VALUE*                      TECHNOLOGY*
                                                    ---------------------------------   --------------------------------
                                                          2010              2009              2010             2009
                                                    ---------------   ---------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $   (155,214)     $    (49,777)     $   (330,336)     $   (275,057)
 Net realized gain (loss) on investments.........      (2,623,019)       (3,220,399)          787,562          (979,859)
 Change in unrealized appreciation
  (depreciation) of investments..................       5,207,530         5,789,851         2,759,300         9,451,248
                                                     ------------      ------------      ------------      ------------
 Net Increase (decrease) in net assets from
  operations.....................................       2,429,297         2,519,675         3,216,526         8,196,332
                                                     ------------      ------------      ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          27,634            60,631           100,274           326,202
  Transfers between funds including
   guaranteed interest account, net..............        (902,432)       (1,001,505)       (1,004,083)          857,427
  Transfers for contract benefits and
   terminations..................................      (1,239,335)       (1,098,591)       (1,606,029)       (1,614,416)
  Contract maintenance charges...................         (52,382)          (52,157)          (81,255)          (75,832)
                                                     ------------      ------------      ------------      ------------

Net increase (decrease) in net assets from
 contractowners transactions.....................      (2,166,515)       (2,091,622)       (2,591,093)         (506,619)
                                                     ------------      ------------      ------------      ------------

Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........              --                --                --                --
                                                     ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS................         262,782           428,053           625,433         7,689,713
NET ASSETS -- BEGINNING OF PERIOD................      12,186,777        11,758,724        22,989,384        15,299,671
                                                     ------------      ------------      ------------      ------------
NET ASSETS -- END OF PERIOD......................    $ 12,449,559      $ 12,186,777      $ 23,614,817      $ 22,989,384
                                                     ============      ============      ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................             209               116               630               535
 Redeemed........................................            (362)             (302)             (893)             (626)
                                                     ------------      ------------      ------------      ------------
 Net Increase (Decrease).........................            (153)             (186)             (263)              (91)
                                                     ------------      ------------      ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
The accompanying notes are an integral part of these financial statements.
(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(c) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(d) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(e) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(f) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(g) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009
(h) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(i) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), (collectively, "The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

AXA PREMIER VIP TRUST*
----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology

EQ ADVISORS TRUST*
------------------
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS

o EQ/Frankin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity
o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

----------
(1) Formerly known as EQ/Van Kampen Mid Cap Growth
(2) Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into Contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due To and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.


Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                  PURCHASES         SALES
                                                -------------   -------------
AXA Aggressive Allocation....................    $ 4,116,980     $ 4,830,350
AXA Conservative Allocation..................     20,727,959      11,520,335
AXA Conservative-Plus Allocation.............     14,220,332       8,601,954
AXA Moderate Allocation......................     26,555,177      37,572,151
AXA Moderate-Plus Allocation.................     16,392,394      17,285,117
EQ/AllianceBernstein International...........      2,937,986      12,690,271
EQ/AllianceBernstein Small Cap Growth........      5,558,051      11,138,134
EQ/AXA Franklin Small Cap Value Core.........      1,005,848       1,125,516
EQ/Blackrock Basic Value Equity..............      4,458,996      12,480,699
EQ/Blackrock International Value.............      3,262,643       7,636,003
EQ/Boston Advisors Equity Income.............      1,153,971       1,829,549
EQ/Calvert Socially Responsible..............        111,281         215,366
EQ/Capital Guardian Growth...................        194,397         638,552
EQ/Capital Guardian Research.................        627,620       6,494,537
EQ/Common Stock Index........................      4,871,016      30,908,992
EQ/Core Bond Index...........................      4,759,948       8,433,453
EQ/Davis New York Venture....................        753,259       1,576,886
EQ/Equity 500 Index..........................      4,889,158      13,918,243
EQ/Equity Growth PLUS........................        765,051       8,201,718
EQ/Franklin Core Balanced....................      1,933,260       4,504,224
EQ/Franklin Templeton Allocation.............      1,694,201       1,581,357
EQ/GAMCO Mergers & Acquisitions..............      2,000,974       1,354,927
EQ/GAMCO Small Company Value.................      7,965,697       6,815,248
EQ/Global Bond PLUS..........................      6,214,216       5,868,428
EQ/Global Multi-Sector Equity................      8,544,856      19,124,641
EQ/Intermediate Government Bond Index........      6,585,415      17,118,388
EQ/International Core PLUS...................      2,093,231       4,618,715
EQ/International Growth......................      4,094,293       2,498,351
EQ/JPMorgan Value Opportunities..............      2,057,443       3,143,781
EQ/Large Cap Core PLUS.......................        762,656       1,021,471
EQ/Large Cap Growth Index....................      1,592,523       8,392,686
EQ/Large Cap Growth PLUS.....................      1,017,088       7,696,769
EQ/Large Cap Value Index.....................        669,595         919,378
EQ/Large Cap Value PLUS......................      3,207,620      29,216,746
EQ/Lord Abbett Growth and Income.............      1,612,467         895,275
EQ/Lord Abbett Large Cap Core................      1,914,643       1,246,296
EQ/Mid Cap Index.............................      2,161,510       7,477,878
EQ/Mid Cap Value PLUS........................      2,827,075      13,183,385
EQ/Money Market..............................     50,370,066      73,650,436
EQ/Montag & Caldwell Growth..................      1,271,468       2,968,547
EQ/Morgan Stanley Mid Cap Growth.............      9,214,099       6,970,316
EQ/Mutual Large Cap Equity...................        228,157       1,086,217
EQ/Oppenheimer Global........................      2,676,659       1,284,110
EQ/PIMCO Ultra Short Bond....................     10,161,592      16,946,052
EQ/Quality Bond PLUS.........................      6,451,294       7,676,570
EQ/Small Company Index.......................      2,640,042       5,380,425
EQ/T. Rowe Price Growth Stock................      3,605,172       3,659,728
EQ/Templeton Global Equity...................        551,367         969,587
EQ/UBS Growth & Income.......................        464,274         603,263
EQ/Van Kampen Comstock.......................        840,953       1,038,875
EQ/Wells Fargo Advantage Omega Growth........      4,134,799       3,047,998
Multimanager Aggressive Equity...............      8,415,641       5,935,109
Multimanager Core Bond.......................     16,400,730      13,741,299

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                               PURCHASES         SALES
                                             -------------   -------------
Multimanager International Equity.........    $1,293,831      $3,681,872
Multimanager Large Cap Core Equity........       181,599       1,029,864
Multimanager Large Cap Value..............       579,355       2,403,982
Multimanager Mid Cap Growth...............     1,555,772       2,762,051
Multimanager Mid Cap Value................     1,508,313       3,684,269
Multimanager Multi-Sector Bond............     8,042,490       8,405,274
Multimanager Small Cap Growth.............     1,596,469       2,943,526
Multimanager Small Cap Value..............     2,939,436       5,261,166
Multimanager Technology...................     6,449,845       9,371,275

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by The Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options. Class A shares of the Trusts continue to be purchased by Contracts in force prior to May 1, 1997.

AXA Equitable and its affiliates serves as investment manager of the Portfolios of The Trusts. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of The Trusts generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.15% to a high of 1.15% of the average daily net assets of the Portfolios of The Trusts. AXA Equitable, as investment manager of The Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of EQ/Large Cap Value PLUS, EQ/Quantity Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within The Trusts. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of The Trusts (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of The Trusts (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


-----------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010              REMOVED PORTFOLIO                SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------
                                 MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Shares -- Class A                                                      273,387
Value -- Class A                                                  $      23.83
Shares -- Class B                   761,787                          1,175,564
Value -- Class B                 $     7.72                       $      23.38
Net Assets Before Substitution   $5,880,998                       $ 28,118,495
Net Assets After Substitution    $       --                       $ 33,999,494
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/ARIEL APPRECIATION II         EQ/MID CAP VALUE PLUS
                                 EQ/LORD ABBETT MID CAP VALUE
-----------------------------------------------------------------------------------------------------
                                 EQ/ARIEL APPRECIATION II
Shares -- Class B                   106,819
Value -- Class B                 $     9.40
Net Assets Before Merger         $1,003,791
Net Assets After Merger                  --
                                 EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B                   556,647                          8,211,639
Value -- Class B                 $     7.93                       $       7.74
Net Assets Before Merger         $4,411,969                       $ 58,130,841
Net Assets After Merger                  --                       $ 63,546,601
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009               EQ/SHORT DURATION BOND          EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------
Shares -- Class B                   709,287                          4,379,115
Value -- Class B                 $     9.13                       $       9.95
Net Assets Before Merger         $6,472,989                       $ 37,087,680
Net Assets After Merger                  --                       $ 43,560,669
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009               EQ/LONG TERM BOND               EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class B                   322,623                          3,542,042
Value -- Class B                 $    12.74                       $       9.62
Net Assets Before Merger         $4,111,725                       $ 29,970,244
Net Assets After Merger                  --                       $ 34,081,969
-----------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009               MULTIMANAGER HEALTH CARE        MULTIMANAGER AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------
Shares -- Class A                                                      305,799
Value -- Class A                                                  $      22.08
Shares -- Class B                   983,469                          1,058,497
Value -- Class B                 $     9.02                       $      21.67
Net Assets Before Merger         $8,872,754                       $ 20,815,733
Net Assets After Merger                  --                       $ 29,688,487
-----------------------------------------------------------------------------------------------------

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET OPPORTUNITY    EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------
Shares -- Class A               459,248                                 2,435,784
Value -- Class A            $      8.39                              $      13.64
Shares -- Class B               544,872                                13,286,431
Value -- Class B            $      8.39                              $      13.55
Net Assets Before Merger    $ 8,427,588                              $204,782,496
Net Assets After Merger              --                              $213,210,084
------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET SMALL CAP      EQ/SMALL COMPANY INDEX
                           INDEX
------------------------------------------------------------------------------------------------
Shares -- Class B               110,184                                 2,276,053
Value -- Class B           $       8.91                              $       8.40
Net Assets Before Merger   $    981,828                              $ 18,144,536
Net Assets After Merger              --                              $ 19,126,364
------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND         EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------
Shares -- Class B             2,632,013                                 2,570,705
Value -- Class B           $       3.99                              $       9.19
Net Assets Before Merger   $ 10,514,313                              $ 13,103,150
Net Assets After Merger              --                              $ 23,617,463
------------------------------------------------------------------------------------------------

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                                                           ASSET-BASED                    CURRENT     MAXIMUM
                                                         MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                         EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor..................................         0.50%           --               --           0.50%       0.50%

Income Manager.......................................         0.90%           0.25%            --           1.15%       1.15%

Accumulator..........................................         1.10%           0.25%            --           1.35%       1.35%

Accumulator issued on, or after March 1, 2000........         1.10%           0.25%            0.20%        1.55%       1.55%

Accumulator Plus, Select, Elite......................         1.10%           0.25%            0.25%        1.60%       1.60%

Accumulator Select issued on, or after
  August 13, 2001...................................          1.10%           0.25%            0.35%        1.70%       1.70%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value.


                                             WHEN CHARGE
CHARGES                                      IS DEDUCTED
-------                                      -----------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      Contract date
                                      anniversary.


CHARGES                                                 AMOUNT DEDUCTED                        HOW DEDUCTED
-------                                                ----------------                       -------------
Charges for state premium and other   Varies by state.                                    Applied to an annuity
applicable taxes                                                                          payout option

Charge for Trust expenses             Vary by Portfolio                                   Unit value

Annual Administrative charge          Depending on account value a charge of $30 or       Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value   account value

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


                                             WHEN CHARGE
CHARGES                                      IS DEDUCTED
-------                                      -----------
Variable Immediate Annuity payout   At time of transaction
option administrative fee

Withdrawal charge                   At time of transaction

BaseBuilder benefit charge          Annually on each
                                    contract date anniversary.

Protection Plus                     Annually on each
                                    contract date anniversary.

Guaranteed minimum death benefit    Annually on each
charge 6% rollup to age 80          contract date anniversary.


CHARGES                                                 AMOUNT DEDUCTED                        HOW DEDUCTED
-------                                                ----------------                       -------------
Variable Immediate Annuity payout   $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                  account value

Withdrawal charge                   LOW -- During the first seven Contract years, a        Unit liquidation from
                                    charge is deducted from amounts withdrawn that         account value
                                    exceed 15% of account value. The charge begins at
                                    7% and declines by 1% each year.

                                    HIGH -- During the first nine contract years, a
                                    charge is deducted from amounts withdrawn that
                                    exceed 15% of account value. The charge begins at
                                    8% and declines by 1% beginning in the third
                                    contract year.

BaseBuilder benefit charge          LOW 0.15%                                              Unit liquidation from
                                    HIGH 0.45%                                             account value

Protection Plus                     0.20%                                                  Unit liquidation from
                                                                                           account value

Guaranteed minimum death benefit    LOW 0.20%                                              Unit liquidation from
charge 6% rollup to age 80          HIGH 0.35%                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).


8. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
AXA AGGRESSIVE ALLOCATION
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.29              --                --            --           12.53%
       Highest contract charges 1.70% Class B     $ 12.51              --                --            --           11.14%
       All contract charges                            --           2,086           $24,104          1.54%             --
2009   Lowest contract charges 0.50% Class B      $ 10.92              --                --            --           26.68%
       Highest contract charges 1.70% Class B     $ 11.26              --                --            --           25.00%
       All contract charges                            --           2,199           $22,790          1.01%             --
2008   Lowest contract charges 0.50% Class B      $  8.62              --                --            --          (39.51)%
       Highest contract charges 1.70% Class B     $  9.00              --                --            --          (40.20)%
       All contract charges                            --           2,124           $17,545          1.61%             --
2007   Lowest contract charges 0.50% Class B      $ 14.25              --                --            --            5.63%
       Highest contract charges 1.70% Class B     $ 15.05              --                --            --            4.30%
       All contract charges                            --           1,776           $24,464          2.52%             --
2006   Lowest contract charges 0.50% Class B      $ 13.49              --                --            --           17.31%
       Highest contract charges 1.70% Class B     $ 14.43              --                --            --           15.90%
       All contract charges                            --           1,320           $17,375          3.03%             --
AXA CONSERVATIVE ALLOCATION
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.16              --                --            --            6.70%
       Highest contract charges 1.70% Class B     $ 11.71              --                --            --            5.41%
       All contract charges                            --           4,286           $49,040          2.36%             --
2009   Lowest contract charges 0.50% Class B      $ 11.40              --                --            --            9.30%
       Highest contract charges 1.70% Class B     $ 11.11              --                --            --            7.97%
       All contract charges                            --           3,682           $39,801          2.43%             --
2008   Lowest contract charges 0.50% Class B      $ 10.43              --                --            --          (11.46)%
       Highest contract charges 1.70% Class B     $ 10.29              --                --            --          (12.50)%
       All contract charges                            --           3,108           $31,022          5.44%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
2007   Lowest contract charges 0.50% Class B      $ 11.78               --               --            --            5.27%
       Highest contract charges 1.70% Class B     $ 11.76               --               --            --            3.98%
       All contract charges                            --            1,631         $ 18,538          4.12%             --
2006   Lowest contract charges 0.50% Class B      $ 11.19               --               --            --            5.84%
       Highest contract charges 1.70% Class B     $ 11.31               --               --            --            4.57%
       All contract charges                            --            1,123         $ 12,231          3.87%             --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.11               --               --            --            8.48%
       Highest contract charges 1.70% Class B     $ 11.85               --               --            --            7.21%
       All contract charges                            --            3,766         $ 42,765          2.10%             --
2009   Lowest contract charges 0.50% Class B      $ 11.16               --               --            --           13.88%
       Highest contract charges 1.70% Class B     $ 11.05               --               --            --           12.53%
       All contract charges                            --            3,384         $ 35,734          1.97%             --
2008   Lowest contract charges 0.50% Class B      $  9.80               --               --            --          (19.80)%
       Highest contract charges 1.70% Class B     $  9.82               --               --            --          (20.81)%
       All contract charges                            --            2,909         $ 27,248          3.66%             --
2007   Unit Value 0.50% to 1.70%*                 $ 12.22               --               --            --            4.98%
       Lowest contract charges 0.50% Class B      $ 12.40               --               --            --            3.68%
       Highest contract charges 1.70% Class B          --            2,325         $ 27,419          3.82%             --
2006   All contract charges                       $ 11.64               --               --            --            8.22%
       Unit Value 0.50% to 1.70%*                 $ 11.96               --               --            --            6.91%
       Lowest contract charges 0.50% Class B           --            1,581         $ 17,921          3.48%             --
AXA MODERATE ALLOCATION
-----------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 54.49              521         $ 28,382          2.10%           8.91%
2009   1.15% Class A                              $ 50.03              572         $ 28,625          1.40%          15.97%
2008   1.15% Class A                              $ 43.14              542         $ 23,385          3.28%         (25.16)%
2007   1.15% Class A                              $ 57.64              570         $ 32,884          3.03%           5.30%
2006   1.15% Class A                              $ 54.74              613         $ 33,581          2.55%           9.33%
AXA MODERATE ALLOCATION
-----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 60.28               --               --            --            9.35%
       Highest contract charges 1.70% Class B     $ 44.54               --               --            --            8.05%
       All contract charges                            --            4,480         $214,166          2.10%             --
2009   Lowest contract charges 0.50% Class B      $ 55.12               --               --            --           16.43%
       Highest contract charges 1.70% Class B     $ 41.22               --               --            --           15.01%
       All contract charges                            --            4,841         $213,482          1.40%             --
2008   Lowest contract charges 0.50% Class B      $ 47.34               --               --            --          (24.86)%
       Highest contract charges 1.70% Class B     $ 35.84               --               --            --          (25.75)%
       All contract charges                            --            5,218         $199,318          3.28%             --
2007   Lowest contract charges 0.50% Class B      $ 63.00               --               --            --            5.74%
       Highest contract charges 1.70% Class B     $ 48.27               --               --            --            4.46%
       All contract charges                            --            5,987         $307,011          3.03%             --
2006   Lowest contract charges 0.50% Class B      $ 59.58               --               --            --            9.77%
       Highest contract charges 1.70% Class B     $ 46.21               --               --            --            8.45%
       All contract charges                            --            6,621         $323,970          2.55%             --
AXA MODERATE-PLUS ALLOCATION
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.54               --               --            --           10.97%
       Highest contract charges 1.70% Class B     $ 12.74               --               --            --            9.64%
       All contract charges                            --            9,748         $114,722          1.69%             --
2009   Lowest contract charges 0.50% Class B      $ 11.30               --               --            --           21.37%
       Highest contract charges 1.70% Class B     $ 11.62               --               --            --           19.92%
       All contract charges                            --           10,142         $108,528          1.36%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                ------------ ------------------- ------------ ---------------- --------------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
2008   Lowest contract charges 0.50% Class B      $  9.31               --               --            --           (32.14)%
       Highest contract charges 1.70% Class B     $  9.69               --               --            --           (32.94)%
       All contract charges                            --           10,326         $ 91,875          2.22%              --
2007   Lowest contract charges 0.50% Class B      $ 13.72               --               --            --             5.86%
       Highest contract charges 1.70% Class B     $ 14.45               --               --            --             4.56%
       All contract charges                            --            9,641         $127,560          3.07%              --
2006   Lowest contract charges 0.50% Class B      $ 12.96               --               --            --            13.93%
       Highest contract charges 1.70% Class B     $ 13.82               --               --            --            12.56%
       All contract charges                            --            6,424         $ 81,056          3.45%              --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 13.74              617         $  8,484          2.20%            4.24%
2009   1.15% Class A                              $ 13.18              699         $  9,205          2.36%           26.00%
2008   1.15% Class A                              $ 10.46              815         $  8,523          2.56%          (51.17)%
2007   1.15% Class A                              $ 21.42              978         $ 20,944          1.24%           10.70%
2006   1.15% Class A                              $ 19.35            1,130         $ 21,873          1.39%           22.40%
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 14.70               --               --            --             4.65%
       Highest contract charges 1.70% Class B     $ 12.15               --               --            --             3.46%
       All contract charges                            --            4,978         $ 63,154          2.20%              --
2009   Lowest contract charges 0.50% Class B      $ 14.05               --               --            --            26.46%
       Highest contract charges 1.70% Class B     $ 11.74               --               --            --            24.89%
       All contract charges                            --            5,769         $ 70,498          2.36%              --
2008   Lowest contract charges 0.50% Class B      $ 11.11               --               --            --           (50.95)%
       Highest contract charges 1.70% Class B     $  9.40               --               --            --           (51.57)%
       All contract charges                            --            6,676         $ 65,108          2.56%              --
2007   Lowest contract charges 0.50% Class B      $ 22.65               --               --            --            11.14%
       Highest contract charges 1.70% Class B     $ 19.41               --               --            --             9.85%
       All contract charges                            --            8,005         $160,627          1.24%              --
2006   Lowest contract charges 0.50% Class B      $ 20.38               --               --            --            22.90%
       Highest contract charges 1.70% Class B     $ 17.67               --               --            --            21.43%
       All contract charges                            --            9,246         $168,521          1.39%              --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 21.35              144         $  3,080          0.00%           32.03%
2009   1.15% Class A                              $ 16.17              107         $  1,734          0.02%           34.53%
2008   1.15% Class A                              $ 12.02              134         $  1,608            --           (45.19)%
2007   1.15% Class A                              $ 21.93              155         $  3,396            --            15.66%
2006   1.15% Class A                              $ 18.96              304         $  5,774            --             8.01%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 22.59               --               --            --            32.59%
       Highest contract charges 1.70% Class B     $ 19.14               --               --            --            31.00%
       All contract charges                            --            2,825         $ 56,145          0.00%              --
2009   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --            35.02%
       Highest contract charges 1.70% Class B     $ 14.61               --               --            --            33.30%
       All contract charges                            --            3,170         $ 47,917          0.02%              --
2008   Lowest contract charges 0.50% Class B      $ 12.62               --               --            --           (44.94)%
       Highest contract charges 1.70% Class B     $ 10.96               --               --            --           (45.58)%
       All contract charges                            --            3,651         $ 41,271          0.00%              --
2007   Lowest contract charges 0.50% Class B      $ 22.92               --               --            --            16.11%
       Highest contract charges 1.70% Class B     $ 20.14               --               --            --            14.69%
       All contract charges                            --            4,332         $ 89,735          0.00%              --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
-------------------------------------------------
2006   Lowest contract charges 0.50% Class B      $ 19.74              --                --            --            8.46%
       Highest contract charges 1.70% Class B     $ 17.56              --                --            --            7.15%
       All contract charges                            --           5,379          $ 96,886            --              --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 10.31              --                --            --           23.63%
       Highest contract charges 1.70% Class B     $  9.79              --                --            --           22.16%
       All contract charges                            --             141          $  1,399          0.18%             --
2009   Lowest contract charges 0.50% Class B      $  8.34              --                --            --           27.52%
       Highest contract charges 1.70% Class B     $  8.01              --                --            --           25.94%
       All contract charges                            --             157          $  1,272          0.84%             --
2008   Lowest contract charges 0.50% Class B      $  6.54              --                --            --          (33.67)%
       Highest contract charges 1.70% Class B     $  6.36              --                --            --          (34.50)%
       All contract charges                            --             333          $  2,133          1.12%             --
2007   Lowest contract charges 0.50% Class B      $  9.86              --                --            --           (9.12)%
       Highest contract charges 1.70% Class B     $  9.71              --                --            --          (10.18)%
       All contract charges                            --             138          $  1,343          0.50%             --
2006   Lowest contract charges 0.50% Class B      $ 10.85              --                --            --            8.50%
       Highest contract charges 1.70% Class B     $ 10.81              --                --            --            8.10%
       All contract charges                            --              34          $    364          0.62%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 24.18              --                --            --           11.74%
       Highest contract charges 1.70% Class B     $ 20.49              --                --            --           10.38%
       All contract charges                            --           3,438          $ 73,317          1.21%             --
2009   Lowest contract charges 0.50% Class B      $ 21.64              --                --            --           29.58%
       Highest contract charges 1.70% Class B     $ 18.56              --                --            --           28.09%
       All contract charges                            --           3,848          $ 74,155          2.58%             --
2008   Lowest contract charges 0.50% Class B      $ 16.70              --                --            --          (36.86)%
       Highest contract charges 1.70% Class B     $ 14.49              --                --            --          (37.65)%
       All contract charges                            --           4,204          $ 63,087          1.54%             --
2007   Lowest contract charges 0.50% Class B      $ 26.45              --                --            --            0.69%
       Highest contract charges 1.70% Class B     $ 23.24              --                --            --           (0.56)%
       All contract charges                            --           5,164          $123,863          0.99%             --
2006   Lowest contract charges 0.50% Class B      $ 26.27              --                --            --           20.31%
       Highest contract charges 1.70% Class B     $ 23.37              --                --            --           18.86%
       All contract charges                            --           6,279          $150,983          2.67%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 21.16              --                --            --            5.55%
       Highest contract charges 1.70% Class B     $ 17.93              --                --            --            4.29%
       All contract charges                            --           1,904          $ 35,599          0.73%             --
2009   Lowest contract charges 0.50% Class B      $ 20.05              --                --            --           29.61%
       Highest contract charges 1.70% Class B     $ 17.19              --                --            --           28.00%
       All contract charges                            --           2,144          $ 38,323          1.96%             --
2008   Lowest contract charges 0.50% Class B      $ 15.47              --                --            --          (43.29)%
       Highest contract charges 1.70% Class B     $ 13.43              --                --            --          (43.97)%
       All contract charges                            --           2,498          $ 34,788          2.01%             --
2007   Lowest contract charges 0.50% Class B      $ 27.28              --                --            --            9.65%
       Highest contract charges 1.70% Class B     $ 23.97              --                --            --            8.31%
       All contract charges                            --           3,268          $ 80,889          1.75%             --
2006   Lowest contract charges 0.50% Class B      $ 24.88              --                --            --           25.06%
       Highest contract charges 1.70% Class B     $ 22.13              --                --            --           23.55%
       All contract charges                            --           3,753          $ 85,502          3.41%             --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  6.45              --                --            --           15.21%
       Highest contract charges 1.70% Class B     $  5.57              --                --            --           13.71%
       All contract charges                            --           1,176           $ 6,791          2.39%             --
2009   Lowest contract charges 0.50% Class B      $  5.60              --                --            --           10.89%
       Highest contract charges 1.70% Class B     $  4.90              --                --            --            9.62%
       All contract charges                            --           1,324           $ 6,698          2.23%             --
2008   Lowest contract charges 0.50% Class B      $  5.05              --                --            --          (32.67)%
       Highest contract charges 1.70% Class B     $  4.47              --                --            --          (33.38)%
       All contract charges                            --           1,651           $ 7,626          2.27%             --
2007   Lowest contract charges 0.50% Class B      $  7.50              --                --            --            3.31%
       Highest contract charges 1.70% Class B     $  6.71              --                --            --            1.82%
       All contract charges                            --           1,719           $11,852          1.62%
2006   Lowest contract charges 0.50% Class B      $  7.26              --                --            --           15.39%
       Highest contract charges 1.70% Class B     $  6.59              --                --            --           14.00%
       All contract charges                            --           2,310           $15,572          2.28%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  8.54              --                --            --           11.89%
       Highest contract charges 1.70% Class B     $  7.44              --                --            --           10.69%
       All contract charges                            --              72           $   545          0.05%             --
2009   Lowest contract charges 0.50% Class B      $  7.63              --                --            --           30.20%
       Highest contract charges 1.70% Class B     $  6.72              --                --            --           28.49%
       All contract charges                            --              86           $   595          0.24%             --
2008   Lowest contract charges 0.50% Class B      $  5.86              --                --            --          (45.44)%
       Highest contract charges 1.70% Class B     $  5.23              --                --            --          (46.14)%
       All contract charges                            --              93           $   497          0.25%             --
2007   Lowest contract charges 0.50% Class B      $ 10.74              --                --            --           11.53%
       Highest contract charges 1.70% Class B     $  9.71              --                --            --           10.25%
       All contract charges                            --             110           $ 1,097          0.21%             --
2006   Lowest contract charges 0.50% Class B      $  9.63              --                --            --            4.70%
       Highest contract charges 1.70% Class B     $  8.81              --                --            --            3.45%
       All contract charges                            --             116           $ 1,043            --              --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 13.23              --                --            --           12.39%
       Highest contract charges 1.70% Class B     $ 11.21              --                --            --           11.06%
       All contract charges                            --             317           $ 3,673          0.39%             --
2009   Lowest contract charges 0.50% Class B      $ 11.77              --                --            --           32.69%
       Highest contract charges 1.70% Class B     $ 10.09              --                --            --           31.04%
       All contract charges                            --             355           $ 3,701          0.25%             --
2008   Lowest contract charges 0.50% Class B      $  8.87              --                --            --          (40.67)%
       Highest contract charges 1.70% Class B     $  7.70              --                --            --          (41.40)%
       All contract charges                            --             502           $ 4,102          0.15%             --
2007   Lowest contract charges 0.50% Class B      $ 14.95              --                --            --            4.91%
       Highest contract charges 1.70% Class B     $ 13.14              --                --            --            3.71%
       All contract charges                            --             651           $ 9,123            --              --
2006   Lowest contract charges 0.50% Class B      $ 14.25              --                --            --            6.87%
       Highest contract charges 1.70% Class B     $ 12.67              --                --            --            5.58%
       All contract charges                            --             333           $ 4,309          0.22%             --
EQ/CAPITAL GUARDIAN RESEARCH (b)
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.78              --                --            --           15.23%
       Highest contract charges 1.70% Class B     $ 11.09              --                --            --           13.88%
       All contract charges                            --           3,216           $36,969          0.72%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN RESEARCH (b) (CONTINUED)
--------------------------------------------
2009   Lowest contract charges 0.50% Class B     $  11.09              --                --            --           30.78%
       Highest contract charges 1.70% Class B    $   9.74              --                --            --           29.18%
       All contract charges                            --           3,765          $ 37,886          1.11%             --
2008   Lowest contract charges 0.50% Class B     $   8.48              --                --            --          (39.94)%
       Highest contract charges 1.70% Class B    $   7.54              --                --            --          (40.68)%
       All contract charges                            --           4,480          $ 34,775          0.86%             --
2007   Lowest contract charges 0.50% Class B     $  14.12              --                --            --            1.15%
       Highest contract charges 1.70% Class B    $  12.71              --                --            --           (0.08)%
       All contract charges                            --           5,973          $ 77,900          1.06%             --
2006   Lowest contract charges 0.50% Class B     $  13.96              --                --            --           11.50%
       Highest contract charges 1.70% Class B    $  12.72              --                --            --           10.16%
       All contract charges                            --           4,909          $ 63,987          0.53%             --
EQ/COMMON STOCK INDEX
---------------------
       Unit Value 1.15%*
2010   1.15% Class A                             $ 243.35             125          $ 30,304          1.28%          14.83%
2009   1.15% Class A                             $ 211.93             141          $ 29,896          1.73%          27.17%
2008   1.15% Class A                             $ 166.65             164          $ 27,251          1.55%         (44.31)%
2007   1.15% Class A                             $ 299.23             203          $ 60,734          0.95%           2.54%
2006   1.15% Class A                             $ 291.81             266          $ 77,493          1.14%           9.69%
EQ/COMMON STOCK INDEX (l)
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B     $ 295.18              --                --            --           15.29%
       Highest contract charges 1.70% Class B    $ 193.27              --                --            --           13.90%
       All contract charges                            --             813          $177,023          1.28%             --
2009   Lowest contract charges 0.50% Class B     $ 256.03              --                --            --           27.68%
       Highest contract charges 1.70% Class B    $ 169.68              --                --            --           26.15%
       All contract charges                                           928          $176,620          1.73%             --
2008   Lowest contract charges 0.50% Class B     $ 200.52              --                --            --          (44.08)%
       Highest contract charges 1.70% Class B    $ 134.51              --                --            --          (44.76)%
       All contract charges                            --           1,053          $158,344          1.55%             --
2007   Lowest contract charges 0.50% Class B     $ 358.57              --                --            --            2.96%
       Highest contract charges 1.70% Class B    $ 243.48              --                --            --            1.71%
       All contract charges                            --           1,297          $351,552          0.95%             --
2006   Lowest contract charges 0.50% Class B     $ 348.26              --                --            --           10.14%
       Highest contract charges 1.70% Class B    $ 239.38              --                --            --            8.81%
       All contract charges                            --           1,643          $436,497          1.14%             --
EQ/CORE BOND INDEX (j)
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B     $  15.47              --                --            --            5.26%
       Highest contract charges 1.70% Class B    $  13.22              --                --            --            3.98%
       All contract charges                            --           2,233          $ 30,557          2.08%             --
2009   Lowest contract charges 0.50% Class B     $  14.70              --                --            --            2.15%
       Highest contract charges 1.70% Class B    $  12.71              --                --            --            0.95%
       All contract charges                            --           2,518          $ 33,039          2.48%             --
2008   Lowest contract charges 0.50% Class B     $  14.39              --                --            --           (9.38)%
       Highest contract charges 1.70% Class B    $  12.59              --                --            --          (10.52)%
       All contract charges                            --           2,561          $ 33,222          3.69%             --
2007   Lowest contract charges 0.50% Class B     $  15.88              --                --            --            2.58%
       Highest contract charges 1.70% Class B    $  14.07              --                --            --            1.37%
       All contract charges                            --           3,901          $ 56,331          4.18%             --
2006   Lowest contract charges 0.50% Class B     $  15.48              --                --            --            3.54%
       Highest contract charges 1.70% Class B    $  13.88              --                --            --            2.30%
       All contract charges                            --           4,203          $ 59,758          4.27%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/DAVIS NEW YORK VENTURE
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (c)      $  9.97              --                --            --           11.26%
       Highest contract charges 1.70% Class B (c)     $  9.46              --                --            --            9.87%
       All contract charges                                --             555          $  5,324          0.79%             --
2009   Lowest contract charges 0.50% Class B (c)      $  8.96              --                --            --           31.96%
       Highest contract charges 1.70% Class B (c)     $  8.61              --                --            --           30.45%
       All contract charges                                --             646          $  5,622          1.73%             --
2008   Lowest contract charges 0.50% Class B (c)      $  6.79              --                --            --          (39.54)%
       Highest contract charges 1.70% Class B (c)     $  6.60              --                --            --          (40.27)%
       All contract charges                                --             684          $  4,548          0.55%             --
2007   Lowest contract charges 0.50% Class B (c)      $ 11.23              --                --            --            3.23%
       Highest contract charges 1.70% Class B (c)     $ 11.05              --                --            --            1.94%
       All contract charges                                               528          $  5,854          0.58%             --
2006   Lowest contract charges 0.50% Class B (c)      $ 10.88              --                --            --            8.76%
       Highest contract charges 1.70% Class B (c)     $ 10.84              --                --            --            8.36%
       All contract charges                                --             136          $  1,478          0.85%             --
EQ/EQUITY 500 INDEX
-------------------
       Unit Value 1.15*
2010   1.15% Class A                                  $ 28.78              --                --          1.35%          13.36%
2009   1.15% Class A                                  $ 25.39              --                --          1.88%          24.71%
2008   1.15% Class A                                  $ 20.36              --                --          1.59%         (37.89)%
2007   1.15% Class A                                  $ 32.78              --                --          1.24%           4.00%
EQ/EQUITY 500 INDEX
-------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 31.06              --                --            --           13.81%
       Highest contract charges 1.70% Class B         $ 25.32              --                --            --           12.44%
       All contract charges                                --           2,476          $ 65,960          1.35%             --
2009   Lowest contract charges 0.50% Class B          $ 27.29              --                --            --           25.24%
       Highest contract charges 1.70% Class B         $ 22.52              --                --            --           23.74%
       All contract charges                                --           2,851          $ 67,293          1.88%             --
2008   Lowest contract charges 0.50% Class B          $ 21.79              --                --            --          (37.64)%
       Highest contract charges 1.70% Class B         $ 18.20              --                --            --          (38.39)%
       All contract charges                                --           3,111          $ 59,174          1.59%             --
2007   Lowest contract charges 0.50% Class B          $ 34.94              --                --            --            4.42%
       Highest contract charges 1.70% Class B         $ 29.54              --                --            --            3.14%
       All contract charges                                --           3,801          $116,961          1.24%             --
2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --           14.52%
       Highest contract charges 1.70% Class B         $ 28.64              --                --            --           13.14%
       All contract charges                                --           4,697          $139,661          1.46%             --
EQ/EQUITY GROWTH PLUS
---------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 16.92              --                --            --           14.68%
       Highest contract charges 1.70% Class B         $ 15.10              --                --            --           13.31%
       All contract charges                                --           2,287          $ 35,492          0.28%             --
2009   Lowest contract charges 0.50% Class B          $ 14.75              --                --            --           27.16%
       Highest contract charges 1.70% Class B         $ 13.33              --                --            --           25.64%
       All contract charges                                --           2,796          $ 38,192          0.80%             --
2008   Lowest contract charges 0.50% Class B          $ 11.60              --                --            --          (40.57)%
       Highest contract charges 1.70% Class B         $ 10.61              --                --            --          (41.32)%
       All contract charges                                --           3,497          $ 37,939          0.88%             --
2007   Lowest contract charges 0.50% Class B          $ 19.52              --                --            --           13.49%
       Highest contract charges 1.70% Class B         $ 18.08              --                --            --           12.09%
       All contract charges                                --           3,964          $ 72,987          0.17%             --
2006   Lowest contract charges 0.50% Class B          $ 17.20              --                --            --            8.78%
       Highest contract charges 1.70% Class B         $ 16.13              --                --            --            7.47%
       All contract charges                                --           4,481          $ 73,378          0.72%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/FRANKLIN CORE BALANCED
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $ 10.36              --                --            --           10.72%
       Highest contract charges 1.70% Class B (a)     $  9.83              --                --            --            9.40%
       All contract charges                                --           1,556           $15,491          2.93%             --
2009   Lowest contract charges 0.50% Class B (a)      $  9.36              --                --            --           30.00%
       Highest contract charges 1.70% Class B (a)     $  8.99              --                --            --           28.25%
       All contract charges                                --           1,859           $16,864          5.87%             --
2008   Lowest contract charges 0.50% Class B (a)      $  7.20              --                --            --          (32.20)%
       Highest contract charges 1.70% Class B (a)     $  7.01              --                --            --          (32.92)%
       All contract charges                                --           1,959           $13,811          5.97%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 10.62              --                --            --            1.53%
       Highest contract charges 1.70% Class B (a)     $ 10.45              --                --            --            0.29%
       All contract charges                                --           2,107           $22,106          3.79%             --
2006   Lowest contract charges 0.50% Class B (a)      $ 10.46              --                --            --            4.56%
       Highest contract charges 1.70% Class B (a)     $ 10.42              --                --            --            4.17%
       All contract charges                                --             619           $ 6,457          2.46%             --
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (f)      $  8.43              --                --            --            9.83%
       Highest contract charges 1.70% Class B (f)     $  8.07              --                --            --            8.49%
       All contract charges                                --             723           $ 5,898          2.14%             --
2009   Lowest contract charges 0.50% Class B (f)      $  7.68              --                --            --           27.79%
       Highest contract charges 1.70% Class B (f)     $  7.44              --                --            --           26.32%
       All contract charges                                --             721           $ 5,402          2.56%             --
2008   Lowest contract charges 0.50% Class B (f)      $  6.01              --                --            --          (37.20)%
       Highest contract charges 1.70% Class B (f)     $  5.89              --                --            --          (37.93)%
       All contract charges                                --             659           $ 3,902          4.13%             --
2007   Lowest contract charges 0.50% Class B (f)      $  9.57              --                --            --           (4.30)%
       Highest contract charges 1.70% Class B (f)     $  9.49              --                --            --           (5.10)%
       All contract charges                                --             472           $ 4,489          1.96%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 13.17              --                --            --            9.04%
       Highest contract charges 1.70% Class B         $ 12.30              --                --            --            7.77%
       All contract charges                                --             516           $ 6,477          0.00%             --
2009   Lowest contract charges 0.50% Class B          $ 12.08              --                --            --           16.04%
       Highest contract charges 1.70% Class B         $ 11.41              --                --            --           14.67%
       All contract charges                                --             470           $ 5,450          0.00%             --
2008   Lowest contract charges 0.50% Class B          $ 10.41              --                --            --          (14.25)%
       Highest contract charges 1.70% Class B         $  9.95              --                --            --          (15.32)%
       All contract charges                                --             447           $ 4,504          0.44%             --
2007   Lowest contract charges 0.50% Class B          $ 12.14              --                --            --            2.97%
       Highest contract charges 1.70% Class B         $ 11.75              --                --            --            1.64%
       All contract charges                                --             601           $ 7,151          0.49%             --
2006   Lowest contract charges 0.50% Class B          $ 11.79              --                --            --           11.65%
       Highest contract charges 1.70% Class B         $ 11.56              --                --            --           10.30%
       All contract charges                                --             780           $ 9,122          5.06%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 44.89              --                --            --           31.98%
       Highest contract charges 1.70% Class B         $ 34.20              --                --            --           30.37%
       All contract charges                                --             940           $34,567          0.36%             --
2009   Lowest contract charges 0.50% Class B          $ 34.01              --                --            --           40.71%
       Highest contract charges 1.70% Class B         $ 26.23              --                --            --           39.08%
       All contract charges                                --             898           $25,260          0.44%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                ------------ ------------------- ------------ ---------------- --------------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
----------------------------------------
2008   Lowest contract charges 0.50% Class B      $ 24.17              --                --            --           (30.98)%
       Highest contract charges 1.70% Class B     $ 18.86              --                --            --           (31.84)%
       All contract charges                            --             840          $ 16,988          0.58%              --
2007   Lowest contract charges 0.50% Class B      $ 35.02              --                --            --             8.72%
       Highest contract charges 1.70% Class B     $ 27.67              --                --            --             7.41%
       All contract charges                            --             792          $ 23,223          0.47%              --
2006   Lowest contract charges 0.50% Class B      $ 32.21              --                --            --            18.24%
       Highest contract charges 1.70% Class B     $ 25.76              --                --            --            16.82%
       All contract charges                            --             536          $ 14,549          1.45%              --
EQ/GLOBAL BOND PLUS
-------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.43              --                --            --             5.80%
       Highest contract charges 1.70% Class B     $ 11.67              --                --            --             4.54%
       All contract charges                            --           1,277          $ 15,159          2.76%              --
2009   Lowest contract charges 0.50% Class B      $ 11.75              --                --            --             1.47%
       Highest contract charges 1.70% Class B     $ 11.16              --                --            --             0.18%
       All contract charges                            --           1,267          $ 13,347          0.79%              --
2008   Lowest contract charges 0.50% Class B      $ 11.58              --                --            --             5.95%
       Highest contract charges 1.70% Class B     $ 11.14              --                --            --             4.70%
       All contract charges                            --           1,470          $ 16,556         16.15%              --
2007   Lowest contract charges 0.50% Class B      $ 10.93              --                --            --             8.76%
       Highest contract charges 1.70% Class B     $ 10.64              --                --            --             7.47%
       All contract charges                            --             983          $ 10,635          4.53%              --
2006   Lowest contract charges 0.50% Class B      $ 10.05              --                --            --             2.90%
       Highest contract charges 1.70% Class B     $  9.90              --                --            --             1.66%
       All contract charges                            --             306          $  3,044          0.41%              --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 20.28              --                --            --            10.89%
       Highest contract charges 1.70% Class B     $ 17.25              --                --            --             9.57%
       All contract charges                            --           3,296          $ 59,101          1.07%              --
2009   Lowest contract charges 0.50% Class B      $ 18.29              --                --            --            49.31%
       Highest contract charges 1.70% Class B     $ 15.74              --                --            --            47.52%
       All contract charges                            --           3,939          $ 64,296          1.27%              --
2008   Lowest contract charges 0.50% Class B      $ 12.25              --                --            --           (57.55)%
       Highest contract charges 1.70% Class B     $ 10.67              --                --            --           (58.07)%
       All contract charges                            --           4,221          $ 46,562          0.13%              --
2007   Lowest contract charges 0.50% Class B      $ 28.86              --                --            --            41.26%
       Highest contract charges 1.70% Class B     $ 25.45              --                --            --            39.61%
       All contract charges                            --           5,020          $131,723            --               --
2006   Lowest contract charges 0.50% Class B      $ 20.43              --                --            --            36.37%
       Highest contract charges 1.70% Class B     $ 18.23              --                --            --            34.73%
       All contract charges                            --           5,635          $105,586          0.40%              --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 21.79             108          $  2,352          1.12%            3.27%
2009   1.15% Class A                              $ 21.10             127          $  2,687          0.94%           (3.17)%
2008   1.15% Class A                              $ 21.79             204          $  4,453          2.98%            2.69%
2007   1.15% Class A                              $ 21.22             205          $  4,343          4.03%            5.89%
2006   1.15% Class A                              $ 20.04             238          $  4,764          3.64%            2.20%
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 23.97              --                --            --             3.71%
       Highest contract charges 1.70% Class B     $ 18.86              --                --            --             2.45%
       All contract charges                            --           2,529          $ 49,867          1.12%              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX (CONTINUED)
-------------------------------------------------
2009   Lowest contract charges 0.50% Class B      $ 23.11              --                --            --           (2.78)%
       Highest contract charges 1.70% Class B     $ 18.41              --                --            --           (3.91)%
       All contract charges                            --           3,035          $ 58,250          0.94%             --
2008   Lowest contract charges 0.50% Class B      $ 23.77              --                --            --            3.08%
       Highest contract charges 1.70% Class B     $ 19.16              --                --            --            1.81%
       All contract charges                            --           3,845          $ 76,626          2.98%             --
2007   Lowest contract charges 0.50% Class B      $ 23.06              --                --            --            6.32%
       Highest contract charges 1.70% Class B     $ 18.82              --                --            --            5.02%
       All contract charges                            --           4,615          $ 90,022          4.03%             --
2006   Lowest contract charges 0.50% Class B      $ 21.69              --                --            --            2.61%
       Highest contract charges 1.70% Class B     $ 17.92              --                --            --            1.37%
       All contract charges                            --           5,697          $105,656          3.64%             --
EQ/INTERNATIONAL CORE PLUS
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 14.28              --                --            --            8.66%
       Highest contract charges 1.70% Class B     $ 12.39              --                --            --            7.39%
       All contract charges                            --           1,171          $ 15,187          1.70%             --
2009   Lowest contract charges 0.50% Class B      $ 13.14              --                --            --           34.63%
       Highest contract charges 1.70% Class B     $ 11.54              --                --            --           32.95%
       All contract charges                            --           1,398          $ 16,755          3.17%             --
2008   Lowest contract charges 0.50% Class B      $  9.76              --                --            --          (45.11)%
       Highest contract charges 1.70% Class B     $  8.68              --                --            --          (45.78)%
       All contract charges                            --           1,350          $ 12,153          1.39%             --
2007   Lowest contract charges 0.50% Class B      $ 17.78              --                --            --           14.64%
       Highest contract charges 1.70% Class B     $ 16.01              --                --            --           13.31%
       All contract charges                            --           1,518          $ 25,426          0.39%             --
2006   Lowest contract charges 0.50% Class B      $ 15.51              --                --            --           18.65%
       Highest contract charges 1.70% Class B     $ 14.13              --                --            --           17.22%
       All contract charges                            --           1,648          $ 24,157          1.29%             --
EQ/INTERNATIONAL GROWTH
-----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 15.51              --                --            --           14.40%
       Highest contract charges 1.70% Class B     $ 14.48              --                --            --           12.97%
       All contract charges                            --             778          $ 11,470          0.94%             --
2009   Lowest contract charges 0.50% Class B      $ 13.56              --                --            --           36.56%
       Highest contract charges 1.70% Class B     $ 12.82              --                --            --           34.95%
       All contract charges                            --             661          $  8,589          1.32%             --
2008   Lowest contract charges 0.50% Class B      $  9.93              --                --            --          (40.61)%
       Highest contract charges 1.70% Class B     $  9.50              --                --            --          (41.29)%
       All contract charges                            --             556          $  5,339          0.97%             --
2007   Lowest contract charges 0.50% Class B      $ 16.72              --                --            --           15.63%
       Highest contract charges 1.70% Class B     $ 16.18              --                --            --           14.18%
       All contract charges                            --             478          $  7,804          0.67%             --
2006   Lowest contract charges 0.50% Class B      $ 14.46              --                --            --           25.01%
       Highest contract charges 1.70% Class B     $ 14.17              --                --            --           23.51%
       All contract charges                            --             186          $  2,650          1.17%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 15.13              --                --            --           11.74%
       Highest contract charges 1.70% Class B     $ 12.82              --                --            --           10.40%
       All contract charges                            --           1,272          $ 17,095          1.30%             --
2009   Lowest contract charges 0.50% Class B      $ 13.54              --                --            --           31.71%
       Highest contract charges 1.70% Class B     $ 11.61              --                --            --           30.01%
       All contract charges                            --           1,358          $ 16,484          1.42%             --
2008   Lowest contract charges 0.50% Class B      $ 10.28              --                --            --          (40.09)%
       Highest contract charges 1.70% Class B     $  8.93              --                --            --          (40.78)%
       All contract charges                            --           1,563          $ 14,524          1.76%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
-------------------------------------------
2007   Lowest contract charges 0.50% Class B      $ 17.16               --               --            --           (1.72)%
       Highest contract charges 1.70% Class B     $ 15.08               --               --            --           (2.90)%
       All contract charges                            --            1,918          $30,002          1.29%             --
2006   Lowest contract charges 0.50% Class B      $ 17.46               --               --            --           19.78%
       Highest contract charges 1.70% Class B     $ 15.53               --               --            --           18.34%
       All contract charges                            --            2,331          $37,428          4.25%             --
EQ/LARGE CAP CORE PLUS
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 10.43               --               --            --           13.63%
       Highest contract charges 1.70% Class B     $  9.02               --               --            --           12.30%
       All contract charges                            --              580          $ 5,382          0.98%             --
2009   Lowest contract charges 0.50% Class B      $  9.18               --               --            --           25.93%
       Highest contract charges 1.70% Class B     $  8.03               --               --            --           24.30%
       All contract charges                            --              654          $ 5,395          4.18%             --
2008   Lowest contract charges 0.50% Class B      $  7.29               --               --            --          (37.75)%
       Highest contract charges 1.70% Class B     $  6.46               --               --            --          (38.48)%
       All contract charges                            --              778          $ 5,152          0.32%             --
2007   Lowest contract charges 0.50% Class B      $ 11.71               --               --            --            3.35%
       Highest contract charges 1.70% Class B     $ 10.50               --               --            --            2.14%
       All contract charges                            --              941          $10,092          1.11%             --
2006   Lowest contract charges 0.50% Class B      $ 11.33               --               --            --           12.38%
       Highest contract charges 1.70% Class B     $ 10.28               --               --            --           11.03%
       All contract charges                            --            1,207          $12,655          0.80%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  8.40               --               --            --           15.34%
       Highest contract charges 1.70% Class B     $  7.29               --               --            --           14.04%
       All contract charges                            --            5,800          $43,550          0.94%             --
2009   Lowest contract charges 0.50% Class B      $  7.28               --               --            --           35.57%
       Highest contract charges 1.70% Class B     $  6.39               --               --            --           33.68%
       All contract charges                            --            6,796          $44,637          2.07%             --
2008   Lowest contract charges 0.50% Class B      $  5.37               --               --            --          (36.60)%
       Highest contract charges 1.70% Class B     $  4.78               --               --            --          (37.27)%
       All contract charges                            --            7,550          $36,927          0.13%             --
2007   Lowest contract charges 0.50% Class B      $  8.47               --               --            --           13.39%
       Highest contract charges 1.70% Class B     $  7.62               --               --            --           12.06%
       All contract charges                            --            9,142          $71,185          0.00%             --
2006   Lowest contract charges 0.50% Class B      $  7.47               --               --            --           (1.04)%
       Highest contract charges 1.70% Class B     $  6.80               --               --            --           (2.23)%
       All contract charges                            --           11,619          $80,589            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 17.71               --               --            --           13.90%
       Highest contract charges 1.70% Class B     $ 15.00               --               --            --           12.48%
       All contract charges                            --            3,267          $51,178          0.37%             --
2009   Lowest contract charges 0.50% Class B      $ 15.55               --               --            --           34.17%
       Highest contract charges 1.70% Class B     $ 13.34               --               --            --           32.60%
       All contract charges                            --            3,708          $51,466          1.26%             --
2008   Lowest contract charges 0.50% Class B      $ 11.59               --               --            --          (38.55)%
       Highest contract charges 1.70% Class B     $ 10.06               --               --            --          (39.29)%
       All contract charges                            --            4,156          $43,404          0.10%             --
2007   Lowest contract charges 0.50% Class B      $ 18.86               --               --            --           15.07%
       Highest contract charges 1.70% Class B     $ 16.57               --               --            --           13.65%
       All contract charges                            --            4,958          $85,014          0.34%             --
2006   Lowest contract charges 0.50% Class B      $ 16.39               --               --            --            7.24%
       Highest contract charges 1.70% Class B     $ 14.58               --               --            --            5.95%
       All contract charges                            --            5,886          $88,476            --              --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE INDEX
------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  6.18               --               --            --           14.00%
       Highest contract charges 1.70% Class B     $  5.80               --               --            --           12.58%
       All contract charges                            --              440         $  2,612          1.44%             --
2009   Lowest contract charges 0.50% Class B      $  5.42               --               --            --           18.60%
       Highest contract charges 1.70% Class B     $  5.15               --               --            --           17.31%
       All contract charges                            --              486         $  2,551          9.32%             --
2008   Lowest contract charges 0.50% Class B      $  4.57               --               --            --          (56.93)%
       Highest contract charges 1.70% Class B     $  4.39               --               --            --          (57.46)%
       All contract charges                            --              341         $  1,523          0.72%             --
2007   Lowest contract charges 0.50% Class B      $ 10.61               --               --            --           (6.35)%
       Highest contract charges 1.70% Class B     $ 10.32               --               --            --           (7.61)%
       All contract charges                            --              706         $  7,423            --              --
2006   Lowest contract charges 0.50% Class B      $ 11.33               --               --            --            6.30%
       Highest contract charges 1.70% Class B     $ 11.17               --               --            --            5.02%
       All contract charges                            --              320         $  3,608          0.05%             --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
       Unit Value 1.15%*
2010   1.15% Class A (g)                          $  6.79            2,235         $ 15,174          1.13%          11.67%
2009   1.15% Class A (g)                          $  6.08            2,585         $ 15,729          2.13%          19.22%
2008   1.15% Class A (g)                          $  5.10            3,136         $ 15,999          2.68%         (43.71)%
2007   1.15% Class A (g)                          $  9.06            4,100         $ 37,131          2.27%          (9.40)%
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 13.95               --               --            --           12.14%
       Highest contract charges 1.70% Class B     $ 11.91               --               --            --           10.73%
       All contract charges                            --           14,835         $158,669          1.13%             --
2009   Lowest contract charges 0.50% Class B      $ 12.44               --               --            --           19.85%
       Highest contract charges 1.70% Class B     $ 10.76               --               --            --           18.37%
       All contract charges                            --           17,198         $165,754          2.13%             --
2008   Lowest contract charges 0.50% Class B      $ 10.38               --               --            --          (43.62)%
       Highest contract charges 1.70% Class B     $  9.09               --               --            --          (44.27)%
       All contract charges                            --           20,212         $164,159          2.68%             --
2007   Lowest contract charges 0.50% Class B      $ 18.41               --               --            --           (5.05)%
       Highest contract charges 1.70% Class B     $ 16.31               --               --            --           (6.16)%
       All contract charges                            --           26,493         $387,603          2.27%             --
2006   Lowest contract charges 0.50% Class B      $ 19.39               --               --            --           20.78%
       Highest contract charges 1.70% Class B     $ 17.38               --               --            --           19.33%
       All contract charges                            --            9,170         $163,663          1.52%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 11.10               --               --            --           16.93%
       Highest contract charges 1.70% Class B     $ 10.36               --               --            --           15.49%
       All contract charges                            --              325         $  3,423          0.50%             --
2009   Lowest contract charges 0.50% Class B      $  9.49               --               --            --           17.45%
       Highest contract charges 1.70% Class B     $  8.97               --               --            --           16.04%
       All contract charges                            --              251         $  2,281          0.76%             --
2008   Lowest contract charges 0.50% Class B      $  8.08               --               --            --          (36.88)%
       Highest contract charges 1.70% Class B     $  7.73               --               --            --          (37.61)%
       All contract charges                            --              241         $  1,876          1.26%             --
2007   Lowest contract charges 0.50% Class B      $ 12.80               --               --            --            2.98%
       Highest contract charges 1.70% Class B     $ 12.39               --               --            --            1.72%
       All contract charges                            --              332         $  4,143          1.00%             --
2006   Lowest contract charges 0.50% Class B      $ 12.43               --               --            --           16.63%
       Highest contract charges 1.70% Class B     $ 12.18               --               --            --           15.22%
       All contract charges                            --              382         $  4,671          1.57%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.76              --                --            --           13.40%
       Highest contract charges 1.70% Class B     $ 11.91              --                --            --           12.04%
       All contract charges                            --             416          $  5,048          0.41%             --
2009   Lowest contract charges 0.50% Class B      $ 11.25              --                --            --           24.86%
       Highest contract charges 1.70% Class B     $ 10.63              --                --            --           23.32%
       All contract charges                            --             355          $  3,825          0.70%             --
2008   Lowest contract charges 0.50% Class B      $  9.01              --                --            --          (31.27)%
       Highest contract charges 1.70% Class B     $  8.62              --                --            --          (32.13)%
       All contract charges                            --             276          $  2,408          1.29%             --
2007   Lowest contract charges 0.50% Class B      $ 13.11              --                --            --           10.08%
       Highest contract charges 1.70% Class B     $ 12.70              --                --            --            8.83%
       All contract charges                            --             138          $  1,764          0.78%             --
2006   Lowest contract charges 0.50% Class B      $ 11.91              --                --            --           12.13%
       Highest contract charges 1.70% Class B     $ 11.67              --                --            --           10.78%
       All contract charges                            --             111          $  1,303          1.28%             --
EQ/MID CAP INDEX
----------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.49              --                --            --           25.05%
       Highest contract charges 1.70% Class B     $ 11.02              --                --            --           23.55%
       All contract charges                            --           2,835          $ 32,027          0.71%             --
2009   Lowest contract charges 0.50% Class B      $  9.99              --                --            --           35.73%
       Highest contract charges 1.70% Class B     $  8.92              --                --            --           33.93%
       All contract charges                            --           3,355          $ 30,585          1.04%             --
2008   Lowest contract charges 0.50% Class B      $  7.36              --                --            --          (49.55)%
       Highest contract charges 1.70% Class B     $  6.66              --                --            --          (50.11)%
       All contract charges                            --           3,909          $ 26,540          0.78%             --
2007   Lowest contract charges 0.50% Class B      $ 14.59              --                --            --            7.44%
       Highest contract charges 1.70% Class B     $ 13.35              --                --            --            6.21%
       All contract charges                            --           4,894          $ 66,595            --              --
2006   Lowest contract charges 0.50% Class B      $ 13.58              --                --            --           10.97%
       Highest contract charges 1.70% Class B     $ 12.57              --                --            --            9.63%
       All contract charges                            --           5,941          $ 76,031          3.07%             --
EQ/MID CAP VALUE PLUS (h)
-------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 18.49              --                --            --           21.82%
       Highest contract charges 1.70% Class B     $ 15.67              --                --            --           20.42%
       All contract charges                            --           4,067          $ 66,195          0.97%             --
2009   Lowest contract charges 0.50% Class B      $ 15.18              --                --            --           35.17%
       Highest contract charges 1.70% Class B     $ 13.01              --                --            --           33.57%
       All contract charges                            --           4,774          $ 64,362          1.12%             --
2008   Lowest contract charges 0.50% Class B      $ 11.23              --                --            --          (39.85)%
       Highest contract charges 1.70% Class B     $  9.74              --                --            --          (40.61)%
       All contract charges                            --           5,140          $ 51,712          1.30%             --
2007   Lowest contract charges 0.50% Class B      $ 18.67              --                --            --           (2.10)%
       Highest contract charges 1.70% Class B     $ 16.40              --                --            --           (3.30)%
       All contract charges                            --           6,755          $114,184          0.93%             --
2006   Lowest contract charges 0.50% Class B      $ 19.07              --                --            --           11.92%
       Highest contract charges 1.70% Class B     $ 16.96              --                --            --           10.58%
       All contract charges                            --           8,495          $148,186          0.29%             --
EQ/MONEY MARKET
---------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 32.62             201          $  6,563          0.01%          (1.07%)
2009   1.15% Class A                              $ 32.97             241          $  7,957          0.02%          (0.84)%
2008   1.15% Class A                              $ 33.25             335          $  1,107          2.05%           1.19%
2007   1.15% Class A                              $ 32.86             259          $  8,522          4.62%           3.76%
2006   1.15% Class A                              $ 31.67             262          $  8,297          4.46%           3.53%

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                             YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- ------------
EQ/MONEY MARKET
---------------
       Unit Value 0.00% to 1.70%*
2010   Lowest contract charges 0.00% Class B          $ 44.43              --                --            --           0.00%
       Highest contract charges 1.70% Class B         $ 26.82              --                --            --          (1.70)%
       All contract charges                                --           2,397          $ 69,864          0.01%            --
2009   Lowest contract charges 0.00% Class B          $ 44.43              --                --            --          13.30%
       Highest contract charges 1.70% Class B         $ 27.28              --                --            --          (1.69)%
       All contract charges                                --           3,113          $ 91,745          0.02%            --
2008   Lowest contract charges 0.00% Class B          $ 44.43              --                --            --           2.11%
       Highest contract charges 1.70% Class B         $ 27.75              --                --            --           0.36%
       All contract charges                                --           4,855          $154,195          2.05%            --
2007   Lowest contract charges 0.00% Class B          $ 43.51              --                --            --           4.72%
       Highest contract charges 1.70% Class B         $ 27.65              --                --            --           2.94%
       All contract charges                                --           3,848          $113,281          4.62%            --
2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
       Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
       All contract charges                                --           3,874          $110,831          4.46%            --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $  5.87              --                --            --           7.70%
       Highest contract charges 1.70% Class B         $  5.07              --                --            --           6.27%
       All contract charges                                --           1,271          $  6,679          0.53%            --
2009   Lowest contract charges 0.50% Class B          $  5.45              --                --            --          29.15%
       Highest contract charges 1.70% Class B         $  4.77              --                --            --          27.54%
       All contract charges                                --           1,611          $  7,930          0.39%            --
2008   Lowest contract charges 0.50% Class B          $  4.22              --                --            --         (33.23)%
       Highest contract charges 1.70% Class B         $  3.74              --                --            --         (33.92)%
       All contract charges                                --           1,775          $  6,830          0.27%            --
2007   Lowest contract charges 0.50% Class B          $  6.32              --                --            --          20.15%
       Highest contract charges 1.70% Class B         $  5.66              --                --            --          18.66%
       All contract charges                                --             554          $  3,227          0.29%            --
2006   Lowest contract charges 0.50% Class B          $  5.26              --                --            --           7.41%
       Highest contract charges 1.70% Class B         $  4.77              --                --            --           6.12%
       All contract charges                                --             278          $  1,361          0.19%            --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 17.77              --                --            --          31.60%
       Highest contract charges 1.70% Class B         $ 16.59              --                --            --          30.09%
       All contract charges                                --           1,297          $ 21,972          0.12%            --
2009   Lowest contract charges 0.50% Class B          $ 13.50              --                --            --          56.25%
       Highest contract charges 1.70% Class B         $ 12.75              --                --            --          54.36%
       All contract charges                                --           1,166          $ 15,126          0.00%            --
2008   Lowest contract charges 0.50% Class B          $  8.64              --                --            --         (47.57)%
       Highest contract charges 1.70% Class B         $  8.26              --                --            --         (48.21)%
       All contract charges                                --             821          $  6,886          0.00%            --
2007   Lowest contract charges 0.50% Class B          $ 16.48              --                --            --          21.80%
       Highest contract charges 1.70% Class B         $ 15.95              --                --            --          20.29%
       All contract charges                                --             530          $  8,521          0.39%            --
2006   Lowest contract charges 0.50% Class B          $ 13.53              --                --            --           8.71%
       Highest contract charges 1.70% Class B         $ 13.26              --                --            --           7.40%
       All contract charges                                --             196          $  2,607          0.34%            --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $  9.28              --                --            --          11.35%
       Highest contract charges 1.70% Class B (a)     $  8.80              --                --            --          10.03%
       All contract charges                                --             390          $  3,475          1.74%            --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
--------------------------------------
2009   Lowest contract charges 0.50% Class B (a)      $  8.33              --                --            --           24.51%
       Highest contract charges 1.70% Class B (a)     $  8.00              --                --            --           23.08%
       All contract charges                                --             496           $ 4,005          0.18%             --
2008   Lowest contract charges 0.50% Class B (a)      $  6.69              --                --            --          (38.40)%
       Highest contract charges 1.70% Class B (a)     $  6.50              --                --            --          (39.20)%
       All contract charges                                --             576           $ 3,775          3.34%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 10.86              --                --            --            1.12%
       Highest contract charges 1.70% Class B (a)     $ 10.69              --                --            --           (0.09)%
       All contract charges                                --             678           $ 7,267            --              --
2006   Lowest contract charges 0.50% Class B (a)      $ 10.74              --                --            --            7.38%
       Highest contract charges 1.70% Class B (a)     $ 10.70              --                --            --            6.98%
       All contract charges                                --             141           $ 1,506          0.45%             --
EQ/OPPENHEIMER GLOBAL
---------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $ 10.90              --                --            --           14.66%
       Highest contract charges 1.70% Class B (a)     $ 10.35              --                --            --           13.21%
       All contract charges                                --             497           $ 5,208          0.68%             --
2009   Lowest contract charges 0.50% Class B (a)      $  9.51              --                --            --           37.83%
       Highest contract charges 1.70% Class B (a)     $  9.14              --                --            --           36.21%
       All contract charges                                --             356             3,290          0.75%             --
2008   Lowest contract charges 0.50% Class B (a)      $  6.90              --                --            --          (41.03)%
       Highest contract charges 1.70% Class B (a)     $  6.71              --                --            --          (41.70)%
       All contract charges                                --             216             1,459          1.09%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 11.70              --                --            --            5.22%
       Highest contract charges 1.70% Class B (a)     $ 11.51              --                --            --            3.88%
       All contract charges                                --             236           $ 2,725          0.35%             --
2006   Lowest contract charges 0.50% Class B (a)      $ 11.12              --                --            --           11.23%
       Highest contract charges 1.70% Class B (a)     $ 11.08              --                --            --           10.82%
       All contract charges                                --              47           $   519          0.06%             --
EQ/PIMCO ULTRA SHORT BOND (i)
-----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 11.40              --                --            --            0.31%
       Highest contract charges 1.70% Class B         $ 10.64              --                --            --           (0.85)%
       All contract charges                                --           3,638           $39,346          0.32%             --
2009   Lowest contract charges 0.50% Class B          $ 11.36              --                --            --            7.47%
       Highest contract charges 1.70% Class B         $ 10.73              --                --            --            6.13%
       All contract charges                                --           4,222           $45,893          1.10%             --
2008   Lowest contract charges 0.50% Class B          $ 10.57              --                --            --           (4.52)%
       Highest contract charges 1.70% Class B         $ 10.11              --                --            --           (5.69)%
       All contract charges                                --           3,408           $34,789          3.23%             --
2007   Lowest contract charges 0.50% Class B          $ 11.07              --                --            --           10.92%
       Highest contract charges 1.70% Class B         $ 10.72              --                --            --            9.61%
       All contract charges                                --           1,487           $16,050          3.24%             --
2006   Lowest contract charges 0.50% Class B          $  9.98              --                --            --           (0.11)%
       Highest contract charges 1.70% Class B         $  9.78              --                --            --           (1.31)%
       All contract charges                                --           1,072           $10,531          4.50%             --
EQ/QUALITY BOND PLUS (n)
------------------------
      Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 19.80              --                --            --            5.73%
       Highest contract charges 1.70% Class B         $ 16.06              --                --            --            4.45%
       All contract charges                                --           1,044           $17,588         10.02%             --
2009   Lowest contract charges 0.50% Class B          $ 18.73              --                --            --            5.52%
       Highest contract charges 1.70% Class B         $ 15.38              --                --            --            4.27%
       All contract charges                                --           1,216           $19,530          3.61%             --
2008   Lowest contract charges 0.50% Class B          $ 17.75              --                --            --           (7.02)%
       Highest contract charges 1.70% Class B         $ 14.75              --                --            --           (8.16)%
       All contract charges                                --             860           $13,225          5.01%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/QUALITY BOND PLUS (n) (CONTINUED)
------------------------------------
2007   Lowest contract charges 0.50% Class B          $ 19.09              --                --            --            4.03%
       Highest contract charges 1.70% Class B         $ 16.06              --                --            --            2.75%
       All contract charges                                --           1,044           $17,419          4.60%             --
2006   Lowest contract charges 0.50% Class B          $ 18.35              --                --            --            3.30%
       Highest contract charges 1.70% Class B         $ 15.63              --                --            --            2.06%
       All contract charges                                --           1,222           $19,815          3.51%             --
EQ/SMALL COMPANY INDEX (m)
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 18.62              --                --            --           25.16%
       Highest contract charges 1.70% Class B         $ 15.91              --                --            --           23.68%
       All contract charges                                --           1,211           $20,035          0.92%             --
2009   Lowest contract charges 0.50% Class B          $ 14.88              --                --            --           25.57%
       Highest contract charges 1.70% Class B         $ 12.86              --                --            --           24.01%
       All contract charges                                --           1,404           $18,702          1.38%             --
2008   Lowest contract charges 0.50% Class B          $ 11.85              --                --            --          (34.49)%
       Highest contract charges 1.70% Class B         $ 10.37              --                --            --          (35.27)%
       All contract charges                                --           1,489           $15,941          0.79%             --
2007   Lowest contract charges 0.50% Class B          $ 18.09              --                --            --           (2.32)%
       Highest contract charges 1.70% Class B         $ 16.02              --                --            --           (3.49)%
       All contract charges                                --           1,780           $29,335          1.22%             --
2006   Lowest contract charges 0.50% Class B          $ 18.52              --                --            --           17.12%
       Highest contract charges 1.70% Class B         $ 16.60              --                --            --           15.71%
       All contract charges                                --           2,142           $36,481          1.21%             --
EQ/T. ROWE PRICE GROWTH STOCK (c)
---------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B          $ 19.50              --                --            --           15.78%
       Highest contract charges 1.70% Class B         $ 14.85              --                --            --           14.43%
       All contract charges                                --             955           $14,904          0.00%             --
2009   Lowest contract charges 0.50% Class B          $ 16.84              --                --            --           41.99%
       Highest contract charges 1.70% Class B         $ 12.98              --                --            --           40.17%
       All contract charges                                --             953           $12,981          0.00%             --
2008   Lowest contract charges 0.50% Class B          $ 11.86              --                --            --          (42.51)%
       Highest contract charges 1.70% Class B         $  9.26              --                --            --          (43.19)%
       All contract charges                                --             891           $ 8,606          0.00%             --
2007   Lowest contract charges 0.50% Class B          $ 20.63              --                --            --            6.67%
       Highest contract charges 1.70% Class B         $ 16.30              --                --            --            5.43%
       All contract charges                                --           1,038           $17,635          0.14%             --
2006   Lowest contract charges 0.50% Class B          $ 19.34              --                --            --           (4.49)%
       Highest contract charges 1.70% Class B         $ 15.46              --                --            --           (5.64)%
       All contract charges                                --             100           $ 1,627            --              --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B (a)      $  8.97              --                --            --            7.42%
       Highest contract charges 1.70% Class B (a)     $  8.51              --                --            --            6.13%
       All contract charges                                --             300           $ 2,579          1.34%             --
2009   Lowest contract charges 0.50% Class B (a)      $  8.35              --                --            --           29.46%
       Highest contract charges 1.70% Class B (a)     $  8.02              --                --            --           27.91%
       All contract charges                                --             352           $ 2,855          1.50%             --
2008   Lowest contract charges 0.50% Class B (a)      $  6.45              --                --            --          (41.15)%
       Highest contract charges 1.70% Class B (a)     $  6.27              --                --            --          (41.84)%
       All contract charges                                --             356           $ 2,250          1.47%             --
2007   Lowest contract charges 0.50% Class B (a)      $ 10.96              --                --            --            1.58%
       Highest contract charges 1.70% Class B (a)     $ 10.78              --                --            --            0.28%
       All contract charges                                --             463           $ 5,015          0.58%             --
2006   Lowest contract charges 0.50% Class B (a)      $ 10.79              --                --            --            7.86%
       Highest contract charges 1.70% Class B (a)     $ 10.75              --                --            --            7.46%
       All contract charges                                --             148           $ 1,593          0.35%             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
EQ/UBS GROWTH & INCOME
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  5.97              --                --            --           12.55%
       Highest contract charges 1.70% Class B     $  5.15              --                --            --           11.26%
       All contract charges                            --             304           $ 1,622          0.62%             --
2009   Lowest contract charges 0.50% Class B      $  5.30              --                --            --           31.84%
       Highest contract charges 1.70% Class B     $  4.63              --                --            --           30.06%
       All contract charges                            --             332           $ 1,591          0.76%             --
2008   Lowest contract charges 0.50% Class B      $  4.02              --                --            --          (40.36)%
       Highest contract charges 1.70% Class B     $  3.56              --                --            --          (41.06)%
       All contract charges                            --             382           $ 1,403          1.14%             --
2007   Lowest contract charges 0.50% Class B      $  6.74              --                --            --            0.60%
       Highest contract charges 1.70% Class B     $  6.04              --                --            --           (0.49)%
       All contract charges                            --             506           $ 3,135          0.69%             --
2006   Lowest contract charges 0.50% Class B      $  6.70              --                --            --           13.58%
       Highest contract charges 1.70% Class B     $  6.07              --                --            --           12.22%
       All contract charges                            --             567           $ 3,532          0.85%             --
EQ/VAN KAMPEN COMSTOCK
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 10.78              --                --            --           14.58%
       Highest contract charges 1.70% Class B     $ 10.07              --                --            --           13.22%
       All contract charges                            --             530           $ 5,525          1.27%             --
2009   Lowest contract charges 0.50% Class B      $  9.41              --                --            --           27.85%
       Highest contract charges 1.70% Class B     $  8.89              --                --            --           26.28%
       All contract charges                            --             554           $ 5,062          1.44%             --
2008   Lowest contract charges 0.50% Class B      $  7.36              --                --            --          (37.25)%
       Highest contract charges 1.70% Class B     $  7.04              --                --            --          (38.03)%
       All contract charges                            --             628           $ 4,511          2.39%             --
2007   Lowest contract charges 0.50% Class B      $ 11.73              --                --            --           (3.06)%
       Highest contract charges 1.70% Class B     $ 11.36              --                --            --           (4.14)%
       All contract charges                            --             491           $ 5,623          0.84%             --
2006   Lowest contract charges 0.50% Class B      $ 12.10              --                --            --           15.33%
       Highest contract charges 1.70% Class B     $ 11.85              --                --            --           13.94%
       All contract charges                            --           1,041           $12,470          2.74%             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 12.42              --                --            --           16.74%
       Highest contract charges 1.70% Class B     $ 10.74              --                --            --           15.34%
       All contract charges                            --           1,280           $14,436          0.01%             --
2009   Lowest contract charges 0.50% Class B      $ 10.64              --                --            --           39.63%
       Highest contract charges 1.70% Class B     $  9.31              --                --            --           37.93%
       All contract charges                            --           1,203           $11,686          0.20%             --
2008   Lowest contract charges 0.50% Class B      $  7.62              --                --            --          (27.98)%
       Highest contract charges 1.70% Class B     $  6.75              --                --            --          (28.87)%
       All contract charges                            --             787           $ 5,445          0.54%             --
2007   Lowest contract charges 0.50% Class B      $ 10.58              --                --            --           10.79%
       Highest contract charges 1.70% Class B     $  9.49              --                --            --            9.46%
       All contract charges                            --             930           $ 9,027            --              --
2006   Lowest contract charges 0.50% Class B      $  9.55              --                --            --            5.34%
       Highest contract charges 1.70% Class B     $  8.67              --                --            --            4.07%
       All contract charges                            --           1,004           $ 8,883          2.03%             --
MULTIMANAGER AGGRESSIVE EQUITY (k) (o)
--------------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 59.03             138           $ 8,145          0.67%          16.55%
2009   1.15% Class A                              $ 50.65             151           $ 7,647          0.21%          36.05%
2008   1.15% Class A                              $ 37.23             154           $ 5,733          0.37%         (47.16)%
2007   1.15% Class A                              $ 70.46             186           $13,100          0.03%          10.37%
2006   1.15% Class A                              $ 63.84             227           $14,485          0.05%           4.16%

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
MULTIMANAGER AGGRESSIVE EQUITY (k) (o)
--------------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 67.09              --                --            --           17.02%
       Highest contract charges 1.70% Class B     $ 49.57              --                --            --           15.61%
       All contract charges                            --             545           $29,298          0.67%             --
2009   Lowest contract charges 0.50% Class B      $ 57.33              --                --            --           36.60%
       Highest contract charges 1.70% Class B     $ 42.88              --                --            --           34.97%
       All contract charges                            --             489           $22,782          0.21%             --
2008   Lowest contract charges 0.50% Class B      $ 41.97              --                --            --          (46.95)%
       Highest contract charges 1.70% Class B     $ 31.77              --                --            --          (47.59)%
       All contract charges                            --             342           $11,917          0.37%             --
2007   Lowest contract charges 0.50% Class B      $ 79.11              --                --            --           10.83%
       Highest contract charges 1.70% Class B     $ 60.62              --                --            --            9.48%
       All contract charges                            --             417           $27,546          0.03%             --
2006   Lowest contract charges 0.50% Class B      $ 71.38              --                --            --            4.59%
       Highest contract charges 1.70% Class B     $ 55.37              --                --            --            3.33%
       All contract charges                            --             534           $32,006          0.05%             --
MULTIMANAGER CORE BOND
----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 14.74              --                --            --            5.65%
       Highest contract charges 1.70% Class B     $ 13.21              --                --            --            4.38%
       All contract charges                            --           2,880           $39,156          2.79%             --
2009   Lowest contract charges 0.50% Class B      $ 13.95              --                --            --            7.81%
       Highest contract charges 1.70% Class B     $ 12.66              --                --            --            6.48%
       All contract charges                            --           2,763           $35,823          3.53%             --
2008   Lowest contract charges 0.50% Class B      $ 12.94              --                --            --            1.97%
       Highest contract charges 1.70% Class B     $ 11.89              --                --            --            0.76%
       All contract charges                            --           2,816           $34,157          4.86%             --
2007   Lowest contract charges 0.50% Class B      $ 12.69              --                --            --            5.66%
       Highest contract charges 1.70% Class B     $ 11.80              --                --            --            4.42%
       All contract charges                            --           3,034           $36,328          4.10%             --
2006   Lowest contract charge 0.50% Class B       $ 12.01              --                --            --            3.25%
       Highest contract charge 1.70% Class B      $ 11.30              --                --            --            2.01%
       All contract charges                            --           3,476           $39,740          4.10%             --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B       $ 14.29              --                --            --            6.39%
       Highest contract charge 1.70% Class B      $ 12.81              --                --            --            5.17%
       All contract charges                            --             936           $12,294          2.79%             --
2009   Lowest contract charge 0.50% Class B       $ 13.43              --                --            --           29.26%
       Highest contract charge 1.70% Class B      $ 12.18              --                --            --           27.67%
       All contract charges                            --           1,146           $14,272          1.53%             --
2008   Lowest contract charge 0.50% Class B       $ 10.39              --                --            --          (47.47)%
       Highest contract charge 1.70% Class B      $  9.54              --                --            --          (48.12)%
       All contract charges                            --           1,334           $12,979          1.46%             --
2007   Lowest contract charge 0.50% Class B       $ 19.78              --                --            --           11.88%
       Highest contract charge 1.70% Class B      $ 18.39              --                --            --           10.52%
       All contract charges                            --           1,545           $28,884          0.65%             --
2006   Lowest contract charge 0.50% Class B       $ 17.68              --                --            --           24.69%
       Highest contract charge 1.70% Class B      $ 16.64              --                --            --           23.19%
       All contract charges                            --           1,786           $30,134          2.11%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B       $ 11.84              --                --            --           10.94%
       Highest contract charge 1.70% Class B      $ 10.61              --                --            --            9.63%
       All contract charges                            --             352           $ 3,812          0.25%             --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                         YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                             UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                               ------------ ------------------- ------------ ---------------- -------------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
----------------------------------------------
2009   Lowest contract charge 0.50% Class B      $ 10.67              --                --            --           31.89%
       Highest contract charge 1.70% Class B     $  9.68              --                --            --           30.28%
       All contract charges                           --             434           $ 4,283          1.42%             --
2008   Lowest contract charge 0.50% Class B      $  8.09              --                --            --          (39.85)%
       Highest contract charge 1.70% Class B     $  7.43              --                --            --          (40.56)%
       All contract charges                           --             463           $ 3,499          0.45%             --
2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --            4.51%
       Highest contract charge 1.70% Class B     $ 12.50              --                --            --            3.22%
       All contract charges                           --             625           $ 7,927          0.39%             --
2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --           13.01%
       Highest contract charge 1.70% Class B     $ 12.11              --                --            --           11.65%
       All contract charges                           --             721           $ 8,833          0.56%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B      $ 13.24              --                --            --           12.56%
       Highest contract charge 1.70% Class B     $ 11.87              --                --            --           11.22%
       All contract charges                           --             895           $10,899          0.84%             --
2009   Lowest contract charge 0.50% Class B      $ 11.76              --                --            --           22.25%
       Highest contract charge 1.70% Class B     $ 10.67              --                --            --           20.84%
       All contract charges                           --           1,053           $11,486          1.74%             --
2008   Lowest contract charge 0.50% Class B      $  9.62              --                --            --          (37.73)%
       Highest contract charge 1.70% Class B     $  8.83              --                --            --          (38.55)%
       All contract charges                           --           1,342           $12,087          1.25%             --
2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --            3.07%
       Highest contract charge 1.70% Class B     $ 14.37              --                --            --            1.91%
       All contract charges                           --           1,619           $23,654          1.07%             --
2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --           18.73%
       Highest contract charge 1.70% Class B     $ 14.10              --                --            --           17.30%
       All contract charges                           --           1,786           $25,531          2.61%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --           26.24%
       Highest contract charge 1.70% Class B     $ 11.39              --                --            --           24.71%
       All contract charges                           --           1,031           $12,040          0.00%             --
2009   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --           41.09%
       Highest contract charge 1.70% Class B     $  9.13              --                --            --           39.39%
       All contract charges                           --           1,138           $10,623          0.00%             --
2008   Lowest contract charge 0.50% Class B      $  7.13              --                --            --          (43.86)%
       Highest contract charge 1.70% Class B     $  6.55              --                --            --          (44.54)%
       All contract charges                           --           1,350           $ 9,013          0.00%             --
2007   Lowest contract charge 0.50% Class B      $ 12.70              --                --            --           11.31%
       Highest contract charge 1.70% Class B     $ 11.81              --                --            --            9.96%
       All contract charges                           --           1,704           $20,433            --              --
2006   Lowest contract charge 0.50% Class B      $ 11.41              --                --            --            9.07%
       Highest contract charge 1.70% Class B     $ 10.74              --                --            --            7.76%
       All contract charges                           --           2,017           $21,934          0.51%             --
MULTIMANAGER MID CAP VALUE
--------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B      $ 16.46              --                --            --           24.33%
       Highest contract charge 1.70% Class B     $ 14.76              --                --            --           22.78%
       All contract charges                           --             898           $13,592          0.72%             --
2009   Lowest contract charge 0.50% Class B      $ 13.24              --                --            --           43.60%
       Highest contract charge 1.70% Class B     $ 12.02              --                --            --           41.91%
       All contract charges                           --           1,061           $13,025          2.96%             --
2008   Lowest contract charge 0.50% Class B      $  9.22              --                --            --          (36.28)%
       Highest contract charge 1.70% Class B     $  8.47              --                --            --          (37.07)%
       All contract charges                           --           1,224           $10,559          0.46%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                ------------ ------------------- ------------ ---------------- -------------
MULTIMANAGER MID CAP VALUE (CONTINUED)
--------------------------------------
2007   Lowest contract charge 0.50% Class B       $ 14.47              --                --            --           (0.41)%
       Highest contract charge 1.70% Class B      $ 13.46              --                --            --           (1.61)%
       All contract charges                            --           1,372           $18,748            --              --
2006   Lowest contract charge 0.50% Class B       $ 14.53              --                --            --           14.16%
       Highest contract charge 1.70% Class B      $ 13.68              --                --            --           12.79%
       All contract charges                            --           1,931           $26,757          1.63%             --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
       Unit Value 1.15%*
2010   1.15% Class A                              $ 30.88              58           $ 1,786          2.61%           5.67%
2009   1.15% Class A                              $ 29.22              48           $ 1,411          4.37%           8.66%
2008   1.15% Class A                              $ 26.89              59           $ 1,590          8.44%         (24.21)%
2007   1.15% Class A                              $ 35.48              76           $ 2,697          6.89%           2.22%
2006   1.15% Class A                              $ 34.71              93           $ 3,231          6.41%           8.94%
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 34.87              --                --            --            6.11%
       Highest contract charges 1.70% Class B     $ 26.06              --                --            --            4.83%
       All contract charges                            --           1,418           $39,545          2.61%             --
2009   Lowest contract charges 0.50% Class B      $ 32.86              --                --            --            9.10%
       Highest contract charges 1.70% Class B     $ 24.86              --                --            --            7.76%
       All contract charges                            --           1,459           $38,712          4.37%             --
2008   Lowest contract charges 0.50% Class B      $ 30.12              --                --            --          (23.90)%
       Highest contract charges 1.70% Class B     $ 23.07              --                --            --          (24.80)%
       All contract charges                            --           1,640           $40,215          8.44%             --
2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --            2.62%
       Highest contract charges 1.70% Class B     $ 30.68              --                --            --            1.39%
       All contract charges                            --           2,228           $72,319          6.89%             --
2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --            9.38%
       Highest contract charges 1.70% Class B     $ 30.26              --                --            --            8.07%
       All contract charges                            --           2,673           $85,394          6.41%             --
MULTIMANAGER SMALL CAP GROWTH (d)
---------------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $  9.52              --                --            --           26.94%
       Highest contract charges 1.70% Class B     $  8.22              --                --            --           25.52%
       All contract charges                            --             609           $ 5,177          0.00%             --
2009   Lowest contract charges 0.50% Class B      $  7.50              --                --            --           33.93%
       Highest contract charges 1.70% Class B     $  6.55              --                --            --           32.32%
       All contract charges                            --             791           $ 5,345          0.00%             --
2008   Lowest contract charges 0.50% Class B      $  5.60              --                --            --          (42.39)%
       Highest contract charges 1.70% Class B     $  4.95              --                --            --          (43.17)%
       All contract charges                            --             811           $ 4,168          0.00%             --
2007   Lowest contract charges 0.50% Class B      $  9.72              --                --            --            3.18%
       Highest contract charges 1.70% Class B     $  8.71              --                --            --            1.99%
       All contract charges                            --           1,163           $10,398            --              --
2006   Lowest contract charges 0.50% Class B      $  9.42              --                --            --            9.66%
       Highest contract charges 1.70% Class B     $  8.54              --                --            --            8.34%
       All contract charges                            --             734           $ 6,421          1.54%             --
MULTIMANAGER SMALL CAP VALUE
----------------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charges 0.50% Class B      $ 18.36              --                --            --           23.89%
       Highest contract charges 1.70% Class B     $ 15.68              --                --            --           22.41%
       All contract charges                            --             764           $12,430          0.14%             --
2009   Lowest contract charges 0.50% Class B      $ 14.82              --                --            --           25.81%
       Highest contract charges 1.70% Class B     $ 12.81              --                --            --           24.25%
       All contract charges                            --             917           $12,171          0.98%             --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                          YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------
                                                              UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                 UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
----------------------------------------
2008   Lowest contract charges 0.50% Class B      $ 11.78              --                --            --           (38.20)%
       Highest contract charges 1.70% Class B     $ 10.31              --                --            --           (38.92)%
       All contract charges                            --           1,103           $11,746          0.22%              --
2007   Lowest contract charges 0.50% Class B      $ 19.06              --                --            --           (10.31)%
       Highest contract charges 1.70% Class B     $ 16.88              --                --            --           (11.39)%
       All contract charges                            --           1,623           $28,199          0.27%              --
2006   Lowest contract charges 0.50% Class B      $ 21.25              --                --            --            15.53%
       Highest contract charges 1.70% Class B     $ 19.05              --                --            --            14.14%
       All contract charges                            --           2,245           $43,882          5.12%              --
MULTIMANAGER TECHNOLOGY
-----------------------
       Unit Value 0.50% to 1.70%*
2010   Lowest contract charge 0.50% Class B       $ 12.65              --                --            --            17.14%
       Highest contract charge 1.70% Class B      $ 11.34              --                --            --            15.73%
       All contract charges                            --           2,034           $23,548          0.00%              --
2009   Lowest contract charge 0.50% Class B       $ 10.80              --                --            --            57.66%
       Highest contract charge 1.70% Class B      $  9.80              --                --            --            55.80%
       All contract charges                            --           2,297           $22,932          0.00%              --
2008   Lowest contract charge 0.50% Class B       $  6.85              --                --            --           (47.35)%
       Highest contract charge 1.70% Class B      $  6.29              --                --            --           (48.02)%
       All contract charges                            --           2,388           $15,263          0.00%              --
2007   Lowest contract charge 0.50% Class B       $ 13.01              --                --            --            17.63%
       Highest contract charge 1.70% Class B      $ 12.10              --                --            --            16.23%
       All contract charges                            --           2,895           $35,481            --               --
2006   Lowest contract charge 0.50% Class B       $ 11.06              --                --            --             6.76%
       Highest contract charge 1.70% Class B      $ 10.41              --                --            --             5.48%
       All contract charges                            --           3,420           $35,985            --               --

----------
(a) Units were made available for sale on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(f) Units were made available for sale on May 29, 2007.
(g) Units were made available for sale on July 2, 2007.
(h) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation & EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(i) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(j) EQ/Core Bond Index replaced EQ/ Long Term Bond due to a fund merger on September 25, 2009.
(k) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(l) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(m) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund substitution on September 18, 2009.
(n) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................FSA-3
   Statements of Operations for the Year Ended December 31, 2010..........FSA-51
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2010 and 2009............................................FSA-72
   Notes to Financial Statements.........................................FSA-111


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009...................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
    2009 and 2008............................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2010, 2009 and 2008..........................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008............................................................F-7
   Notes to Consolidated Financial Statements................................F-9



                                     FSA-1
                                                                          e13344

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                        ALLIANCEBERNSTEIN VPS
                                                           ALL ASSET       BALANCED WEALTH
                                                          ALLOCATION*    STRATEGY PORTFOLIO
                                                         ------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $1,739,921         $2,017,581
Receivable for The Trusts shares sold...................          68                 82
Receivable for policy-related transactions..............          --                 --
                                                          ----------         ----------
  Total assets..........................................   1,739,989          2,017,663
                                                          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          --                 --
Payable for policy-related transactions.................          68                 --
                                                          ----------         ----------
  Total liabilities.....................................          68                 --
                                                          ----------         ----------
NET ASSETS..............................................  $1,739,921         $2,017,663
                                                          ==========         ==========
NET ASSETS:
Accumulation Units......................................   1,727,806          2,017,663
Retained by AXA Equitable in Separate Account No. 49....      12,115                 --
                                                          ----------         ----------
TOTAL NET ASSETS........................................  $1,739,921         $2,017,663
                                                          ==========         ==========
Investments in shares of The Trusts, at cost............  $1,641,230         $1,934,837
The Trusts shares held
 Class A................................................      94,236                 --
 Class B................................................          --            177,292
 Class II...............................................          --                 --


                                                          ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                           INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                                PORTFOLIO           COMPANY VALUE          VALUE
                                                         ----------------------- ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value......        $1,620,695            $385,098          $2,654,000
Receivable for The Trusts shares sold...................                --                  16                  --
Receivable for policy-related transactions..............            76,195                  --               4,411
                                                                ----------            --------          ----------
  Total assets..........................................         1,696,890             385,114           2,658,411
                                                                ----------            --------          ----------
LIABILITIES:
Payable for The Trusts shares purchased.................            76,195                  --               4,411
Payable for policy-related transactions.................                --                   2                  --
                                                                ----------            --------          ----------
  Total liabilities.....................................            76,195                   2               4,411
                                                                ----------            --------          ----------
NET ASSETS..............................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
NET ASSETS:
Accumulation Units......................................         1,620,641             385,112           2,653,932
Retained by AXA Equitable in Separate Account No. 49....                54                  --                  68
                                                                ----------            --------          ----------
TOTAL NET ASSETS........................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
Investments in shares of The Trusts, at cost............        $1,494,748            $354,409          $2,425,464
The Trusts shares held
 Class A................................................                --                  --                  --
 Class B................................................            88,854                  --                  --
 Class II...............................................                --              40,881             187,695

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                             ALLOCATION*       STRATEGY*       ALLOCATION*
                                                          ----------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $3,079,756,222    $508,823,895    $1,971,243,303
Receivable for The Trusts shares sold....................         479,531              --           801,593
Receivable for policy-related transactions...............              --       2,194,365                --
                                                           --------------    ------------    --------------
  Total assets...........................................   3,080,235,753     511,018,260     1,972,044,896
                                                           --------------    ------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased..................              --       2,194,365                --
Payable for policy-related transactions..................         479,531              --           801,593
                                                           --------------    ------------    --------------
  Total liabilities......................................         479,531       2,194,365           801,593
                                                           --------------    ------------    --------------
NET ASSETS...............................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
NET ASSETS:
Accumulation Units.......................................   3,079,631,683     508,705,787     1,970,907,035
Retained by AXA Equitable in Separate Account No. 49.....         124,539         118,108           336,268
                                                           --------------    ------------    --------------
TOTAL NET ASSETS.........................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
Investments in shares of The Trusts, at cost.............  $3,446,628,034    $482,971,577    $1,960,537,946
The Trusts shares held
 Class A.................................................         782,885             927                --
 Class B.................................................     306,283,300      41,474,365       206,153,419


                                                           AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                           GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                          ------------------ ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......    $283,777,531       $166,454,589         $1,775,712,144
Receivable for The Trusts shares sold....................              --                 --              1,070,597
Receivable for policy-related transactions...............         270,032            678,956                     --
                                                             ------------       ------------         --------------
  Total assets...........................................     284,047,563        167,133,545          1,776,782,741
                                                             ------------       ------------         --------------
LIABILITIES:
Payable for The Trusts shares purchased..................         270,032            678,956                     --
Payable for policy-related transactions..................              --                 --              1,070,597
                                                             ------------       ------------         --------------
  Total liabilities......................................         270,032            678,956              1,070,597
                                                             ------------       ------------         --------------
NET ASSETS...............................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
NET ASSETS:
Accumulation Units.......................................     283,664,722        166,345,111          1,775,691,547
Retained by AXA Equitable in Separate Account No. 49.....         112,809            109,478                 20,597
                                                             ------------       ------------         --------------
TOTAL NET ASSETS.........................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
Investments in shares of The Trusts, at cost.............    $272,367,495       $163,672,009         $1,819,288,511
The Trusts shares held
 Class A.................................................              --                 --                     --
 Class B.................................................      23,653,669         14,847,562            184,609,620

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA GROWTH      AXA MODERATE      AXA MODERATE
                                                                STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $571,911,092    $7,547,080,015     $1,269,281,092
Receivable for The Trusts shares sold.......................            --         3,532,358                 --
Receivable for policy-related transactions..................       951,757                --          3,279,156
                                                              ------------    --------------     --------------
  Total assets..............................................   572,862,849     7,550,612,373      1,272,560,248
                                                              ------------    --------------     --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       951,757                --          3,279,156
Payable for policy-related transactions.....................            --         3,532,358                 --
                                                              ------------    --------------     --------------
  Total liabilities.........................................       951,757         3,532,358          3,279,156
                                                              ------------    --------------     --------------
NET ASSETS..................................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
NET ASSETS:
Accumulation Units..........................................   571,787,520     7,546,931,082      1,269,197,892
Retained by AXA Equitable in Separate Account No. 49........       123,572           148,933             83,200
                                                              ------------    --------------     --------------
TOTAL NET ASSETS............................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
Investments in shares of The Trusts, at cost................  $527,060,443    $8,170,329,183     $1,193,794,885
The Trusts shares held
 Class A....................................................           893         1,063,445                 --
 Class B....................................................    43,741,744       563,326,596         98,398,293


                                                              AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                                 ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                             ------------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $10,993,409,025     $25,069,461    $22,646,483
Receivable for The Trusts shares sold.......................         1,191,294              --             --
Receivable for policy-related transactions..................                --          47,140         69,518
                                                               ---------------     -----------    -----------
  Total assets..............................................    10,994,600,319      25,116,601     22,716,001
                                                               ---------------     -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --          47,140         69,518
Payable for policy-related transactions.....................         1,191,294              --             --
                                                               ---------------     -----------    -----------
  Total liabilities.........................................         1,191,294          47,140         69,518
                                                               ---------------     -----------    -----------
NET ASSETS..................................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
NET ASSETS:
Accumulation Units..........................................    10,993,090,219      24,898,455     22,474,567
Retained by AXA Equitable in Separate Account No. 49........           318,806         171,006        171,916
                                                               ---------------     -----------    -----------
TOTAL NET ASSETS............................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
Investments in shares of The Trusts, at cost................   $12,650,610,542     $22,144,687    $20,182,712
The Trusts shares held
 Class A....................................................         1,515,826          10,360         10,340
 Class B....................................................     1,059,614,606       1,635,643      1,466,522

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                          AXA TACTICAL        BLACKROCK
                                                          AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                          MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                         -------------- ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $51,550,260      $42,768,360       $20,063,449
Receivable for The Trusts shares sold...................           --               --                --
Receivable for policy-related transactions..............       97,502           83,952           140,549
                                                          -----------      -----------       -----------
  Total assets..........................................   51,647,762       42,852,312        20,203,998
                                                          -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.................       97,502           83,952           140,549
Payable for policy-related transactions.................           --               --                --
                                                          -----------      -----------       -----------
  Total liabilities.....................................       97,502           83,952           140,549
                                                          -----------      -----------       -----------
NET ASSETS..............................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
NET ASSETS:
Accumulation Units......................................   51,398,587       42,628,384        20,063,150
Retained by AXA Equitable in Separate Account No. 49....      151,673          139,976               299
                                                          -----------      -----------       -----------
TOTAL NET ASSETS........................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
Investments in shares of The Trusts, at cost............  $47,468,140      $39,430,218       $18,834,607
The Trusts shares held
 Class A................................................       10,299           10,259                --
 Class B................................................    3,755,162        3,352,720                --
 Class III..............................................           --               --         1,384,641


                                                              BLACKROCK
                                                          LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                              V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,845,601          $664,656,308           $464,410,381
Receivable for The Trusts shares sold...................             --                    --                     --
Receivable for policy-related transactions..............          3,678               128,585                 28,542
                                                             ----------          ------------           ------------
  Total assets..........................................      1,849,279           664,784,893            464,438,923
                                                             ----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased.................          3,678               128,585                 23,952
Payable for policy-related transactions.................             --                    --                     --
                                                             ----------          ------------           ------------
  Total liabilities.....................................          3,678               128,585                 23,952
                                                             ----------          ------------           ------------
NET ASSETS..............................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
NET ASSETS:
Accumulation Units......................................      1,845,394           664,624,418            464,414,971
Retained by AXA Equitable in Separate Account No. 49....            207                31,890                     --
                                                             ----------          ------------           ------------
TOTAL NET ASSETS........................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
Investments in shares of The Trusts, at cost............     $1,671,384          $924,856,070           $410,183,736
The Trusts shares held
 Class A................................................             --               123,550                144,509
 Class B................................................             --            78,396,889             29,179,004
 Class III..............................................        170,731                    --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/AXA FRANKLIN  EQ/BLACKROCK    EQ/BLACKROCK
                                                                 SMALL CAP      BASIC VALUE   INTERNATIONAL
                                                                VALUE CORE*       EQUITY*         VALUE*
                                                             ---------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $134,741,569    $860,552,937   $740,631,093
Receivable for The Trusts shares sold.......................         81,821              --             --
Receivable for policy-related transactions..................             --         428,341        108,744
                                                               ------------    ------------   ------------
  Total assets..............................................    134,823,390     860,981,278    740,739,837
                                                               ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --         428,341         96,473
Payable for policy-related transactions.....................         81,821              --             --
                                                               ------------    ------------   ------------
  Total liabilities.........................................         81,821         428,341         96,473
                                                               ------------    ------------   ------------
NET ASSETS..................................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
NET ASSETS:
Accumulation Units..........................................    134,629,834     860,516,473    740,643,364
Retained by AXA Equitable in Separate Account No. 49........        111,735          36,464             --
                                                               ------------    ------------   ------------
TOTAL NET ASSETS............................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
Investments in shares of The Trusts, at cost................   $103,971,417    $857,956,172   $852,008,669
The Trusts shares held
 Class A....................................................        138,819         900,887        258,919
 Class B....................................................     13,036,121      61,983,388     63,016,066


                                                              EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                                EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                             -------------------- --------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $215,429,676          $46,907,835         $338,965,958
Receivable for The Trusts shares sold.......................               --                   --                   --
Receivable for policy-related transactions..................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
  Total assets..............................................      215,492,959           46,942,971          339,079,435
                                                                 ------------          -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................           63,283               35,136              113,477
Payable for policy-related transactions.....................               --                   --                   --
                                                                 ------------          -----------         ------------
  Total liabilities.........................................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
NET ASSETS..................................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
NET ASSETS:
Accumulation Units..........................................      215,424,415           46,878,723          338,893,178
Retained by AXA Equitable in Separate Account No. 49........            5,261               29,112               72,780
                                                                 ------------          -----------         ------------
TOTAL NET ASSETS............................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
Investments in shares of The Trusts, at cost................     $205,498,381          $48,239,303         $341,058,293
The Trusts shares held
 Class A....................................................          169,260                   --               66,238
 Class B....................................................       40,715,293            6,521,305           25,711,085

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  EQ/CAPITAL         EQ/COMMON        EQ/CORE
                                                              GUARDIAN RESEARCH*   STOCK INDEX*     BOND INDEX*
                                                             -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $905,290,541      $804,897,564   $1,103,062,951
Receivable for The Trusts shares sold.......................           45,150            23,833          170,659
Receivable for policy-related transactions..................               --                --               --
                                                                 ------------      ------------   --------------
  Total assets..............................................      905,335,691       804,921,397    1,103,233,610
                                                                 ------------      ------------   --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................               --                --               --
Payable for policy-related transactions.....................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
  Total liabilities.........................................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
NET ASSETS..................................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
NET ASSETS:
Accumulation Units..........................................      905,191,312       804,868,002    1,102,808,517
Retained by AXA Equitable in Separate Account No. 49........           99,229            29,562          254,434
                                                                 ------------      ------------   --------------
TOTAL NET ASSETS............................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
Investments in shares of The Trusts, at cost................     $963,311,014      $852,787,042   $1,163,656,658
The Trusts shares held
 Class A....................................................           49,571            68,656               --
 Class B....................................................       74,423,211        50,280,867      113,444,440


                                                               EQ/DAVIS NEW      EQ/EQUITY         EQ/EQUITY
                                                              YORK VENTURE*      500 INDEX*       GROWTH PLUS*
                                                             --------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $361,365,590    $1,255,796,816    $1,288,166,519
Receivable for The Trusts shares sold.......................       106,275                --           111,152
Receivable for policy-related transactions..................            --           141,187                --
                                                              ------------    --------------    --------------
  Total assets..............................................   361,471,865     1,255,938,003     1,288,277,671
                                                              ------------    --------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --           141,187                --
Payable for policy-related transactions.....................       106,275                --           118,599
                                                              ------------    --------------    --------------
  Total liabilities.........................................       106,275           141,187           118,599
                                                              ------------    --------------    --------------
NET ASSETS..................................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
NET ASSETS:
Accumulation Units..........................................   361,247,550     1,255,738,038     1,288,090,645
Retained by AXA Equitable in Separate Account No. 49........       118,040            58,778            68,427
                                                              ------------    --------------    --------------
TOTAL NET ASSETS............................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
Investments in shares of The Trusts, at cost................  $337,074,291    $1,227,388,723    $1,308,183,403
The Trusts shares held
 Class A....................................................       406,564           264,723                --
 Class B....................................................    36,711,241        57,253,865        86,197,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/FRANKLIN         EQ/FRANKLIN        EQ/GAMCO MERGERS &
                                                          CORE BALANCED*   TEMPLETON ALLOCATION*      ACQUISITIONS*
                                                         ---------------- ----------------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $546,123,131        $1,378,300,270         $181,486,132
Receivable for The Trusts shares sold...................        109,995                    --              276,769
Receivable for policy-related transactions..............             --                54,420                   --
                                                           ------------        --------------         ------------
  Total assets..........................................    546,233,126         1,378,354,690          181,762,901
                                                           ------------        --------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                54,420                   --
Payable for policy-related transactions.................        109,995                    --              276,769
                                                           ------------        --------------         ------------
  Total liabilities.....................................        109,995                54,420              276,769
                                                           ------------        --------------         ------------
NET ASSETS..............................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
NET ASSETS:
Accumulation Units......................................    545,896,208         1,378,222,527          181,401,268
Retained by AXA Equitable in Separate Account No. 49....        226,923                77,743               84,864
                                                           ------------        --------------         ------------
TOTAL NET ASSETS........................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
Investments in shares of The Trusts, at cost............   $541,557,077        $1,411,456,902         $171,608,454
The Trusts shares held
 Class A................................................         82,004                69,697              143,653
 Class B................................................     63,652,585           176,825,652           14,412,782


                                                          EQ/GAMCO SMALL     EQ/GLOBAL          EQ/GLOBAL
                                                          COMPANY VALUE*     BOND PLUS*    MULTI-SECTOR EQUITY*
                                                         ---------------- --------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $872,302,060    $474,583,744       $1,136,406,800
Receivable for The Trusts shares sold...................             --         274,778              132,090
Receivable for policy-related transactions..............      1,061,721              --                   --
                                                           ------------    ------------       --------------
  Total assets..........................................    873,363,781     474,858,522        1,136,538,890
                                                           ------------    ------------       --------------
LIABILITIES:
Payable for The Trusts shares purchased.................      1,061,721              --                   --
Payable for policy-related transactions.................             --         379,095              132,090
                                                           ------------    ------------       --------------
  Total liabilities.....................................      1,061,721         379,095              132,090
                                                           ------------    ------------       --------------
NET ASSETS..............................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
NET ASSETS:
Accumulation Units......................................    872,219,583     474,454,680        1,136,390,785
Retained by AXA Equitable in Separate Account No. 49....         82,477          24,747               16,015
                                                           ------------    ------------       --------------
TOTAL NET ASSETS........................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
Investments in shares of The Trusts, at cost............   $646,922,769    $483,598,148       $1,203,738,797
The Trusts shares held
 Class A................................................        438,821         144,509              156,247
 Class B................................................     21,874,831      47,543,759           90,958,319

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT     EQ/INTERNATIONAL
                                                            BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                         ---------------- ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $391,665,216      $786,848,640           $3,466,280
Receivable for The Trusts shares sold...................        854,156           147,320                   51
Receivable for policy-related transactions..............             --                --                   --
                                                           ------------      ------------           ----------
  Total assets..........................................    392,519,372       786,995,960            3,466,331
                                                           ------------      ------------           ----------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                --                   --
Payable for policy-related transactions.................        854,156           147,320                   51
                                                           ------------      ------------           ----------
  Total liabilities.....................................        854,156           147,320                   51
                                                           ------------      ------------           ----------
NET ASSETS..............................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
NET ASSETS:
Accumulation Units......................................    391,600,696       786,843,655            1,330,257
Retained by AXA Equitable in Separate Account No. 49....         64,520             4,985            2,136,023
                                                           ------------      ------------           ----------
TOTAL NET ASSETS........................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
Investments in shares of The Trusts, at cost............   $393,266,546      $890,253,765           $4,033,532
The Trusts shares held
 Class A................................................             --           213,591              336,361
 Class B................................................     39,879,015        81,602,918              148,277


                                                          EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                               GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                         ------------------ ----------------------  ---------------
ASSETS:
Investments in shares of The Trusts, at fair value......    $378,499,268         $281,296,552        $158,869,799
Receivable for The Trusts shares sold...................              --                   --                  --
Receivable for policy-related transactions..............         286,168              187,275              15,302
                                                            ------------         ------------        ------------
  Total assets..........................................     378,785,436          281,483,827         158,885,101
                                                            ------------         ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased.................         286,168              187,275              15,302
Payable for policy-related transactions.................              --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities.....................................         286,168              187,275              15,302
                                                            ------------         ------------        ------------
NET ASSETS..............................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
NET ASSETS:
Accumulation Units......................................     378,367,918          281,252,298         158,845,645
Retained by AXA Equitable in Separate Account No. 49....         131,350               44,254              24,154
                                                            ------------         ------------        ------------
TOTAL NET ASSETS........................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost............    $327,997,992         $309,352,654        $176,631,279
The Trusts shares held
 Class A................................................         242,628              189,572                  --
 Class B................................................      57,992,547           28,528,938          22,006,869

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*
                                                             --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $334,425,287    $262,049,451   $120,935,629
Receivable for The Trusts shares sold.......................       129,748          62,205         21,887
Receivable for policy-related transactions..................            --              --             --
                                                              ------------    ------------   ------------
  Total assets..............................................   334,555,035     262,111,656    120,957,516
                                                              ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --              --             --
Payable for policy-related transactions.....................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
  Total liabilities.........................................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
NET ASSETS..................................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
NET ASSETS:
Accumulation Units..........................................   334,405,707     262,017,410    119,066,750
Retained by AXA Equitable in Separate Account No. 49........        19,580          32,041      1,868,879
                                                              ------------    ------------   ------------
TOTAL NET ASSETS............................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
Investments in shares of The Trusts, at cost................  $277,552,698    $235,763,167   $144,459,665
The Trusts shares held
 Class A....................................................       211,594          53,488        191,961
 Class B....................................................    38,872,195      15,692,411     22,842,314


                                                                EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                                VALUE PLUS*     GROWTH AND INCOME*   LARGE CAP CORE*
                                                             ----------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $1,168,874,647       $158,550,041       $191,944,843
Receivable for The Trusts shares sold.......................         284,211                 --                 --
Receivable for policy-related transactions..................              --            160,241            117,737
                                                              --------------       ------------       ------------
  Total assets..............................................   1,169,158,858        158,710,282        192,062,580
                                                              --------------       ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --            160,241            117,737
Payable for policy-related transactions.....................         284,211                 --                 --
                                                              --------------       ------------       ------------
  Total liabilities.........................................         284,211            160,241            117,737
                                                              --------------       ------------       ------------
NET ASSETS..................................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
NET ASSETS:
Accumulation Units..........................................   1,168,767,148        158,530,664        191,760,969
Retained by AXA Equitable in Separate Account No. 49........         107,499             19,377            183,874
                                                              --------------       ------------       ------------
TOTAL NET ASSETS............................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
Investments in shares of The Trusts, at cost................  $1,635,838,574       $148,047,565       $155,118,266
The Trusts shares held
 Class A....................................................         113,925                 --              1,864
 Class B....................................................     114,851,431         15,323,954         15,859,044

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/MID CAP       EQ/MID CAP
                                                                  INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $734,537,266    $1,137,023,786      $674,962,535
Receivable for The Trusts shares sold.......................            --           244,537                --
Receivable for policy-related transactions..................       593,410                --         1,610,308
                                                              ------------    --------------      ------------
  Total assets..............................................   735,130,676     1,137,268,323       676,572,843
                                                              ------------    --------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       573,745                --         1,610,308
Payable for policy-related transactions.....................            --           244,537                --
                                                              ------------    --------------      ------------
  Total liabilities.........................................       573,745           244,537         1,610,308
                                                              ------------    --------------      ------------
NET ASSETS..................................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
NET ASSETS:
Accumulation Units..........................................   734,556,931     1,136,743,598       674,902,511
Retained by AXA Equitable in Separate Account No. 49........            --           280,188            60,024
                                                              ------------    --------------      ------------
TOTAL NET ASSETS............................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
Investments in shares of The Trusts, at cost................  $798,354,070    $1,181,412,932      $674,937,599
The Trusts shares held
 Class A....................................................       287,061            31,969        21,426,403
 Class B....................................................    88,125,930       114,150,552       653,453,513


                                                                 EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                              CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                             ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $174,190,074        $614,424,419       $231,049,778
Receivable for The Trusts shares sold.......................          74,762           2,310,581                 --
Receivable for policy-related transactions..................              --                  --                660
                                                                ------------        ------------       ------------
  Total assets..............................................     174,264,836         616,735,000        231,050,438
                                                                ------------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --                  --                660
Payable for policy-related transactions.....................          74,762           2,310,581                 --
                                                                ------------        ------------       ------------
  Total liabilities.........................................          74,762           2,310,581                660
                                                                ------------        ------------       ------------
NET ASSETS..................................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
NET ASSETS:
Accumulation Units..........................................     174,181,158         614,420,685        230,795,973
Retained by AXA Equitable in Separate Account No. 49........           8,916               3,734            253,805
                                                                ------------        ------------       ------------
TOTAL NET ASSETS............................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
Investments in shares of The Trusts, at cost................    $148,216,355        $472,134,133       $250,775,962
The Trusts shares held
 Class A....................................................         823,395             351,819             76,512
 Class B....................................................      27,628,301          35,453,688         26,162,798

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                                 GLOBAL*        SHORT BOND*      BOND PLUS*
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $245,178,138    $1,294,765,559   $565,295,738
Receivable for The Trusts shares sold.......................            --                --         87,920
Receivable for policy-related transactions..................       758,642           283,113             --
                                                              ------------    --------------   ------------
  Total assets..............................................   245,936,780     1,295,048,672    565,383,658
                                                              ------------    --------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       758,642           283,113             --
Payable for policy-related transactions.....................            --                --         87,920
                                                              ------------    --------------   ------------
  Total liabilities.........................................       758,642           283,113         87,920
                                                              ------------    --------------   ------------
NET ASSETS..................................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
NET ASSETS:
Accumulation Units..........................................   245,004,886     1,294,508,624    565,217,360
Retained by AXA Equitable in Separate Account No. 49........       173,252           256,935         78,378
                                                              ------------    --------------   ------------
TOTAL NET ASSETS............................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
Investments in shares of The Trusts, at cost................  $211,916,298    $1,308,968,283   $604,224,794
The Trusts shares held
 Class A....................................................       296,790         1,348,743             --
 Class B....................................................    22,925,196       128,695,696     66,396,725


                                                                 EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                              COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                             ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $508,784,233      $402,261,538     $194,226,931
Receivable for The Trusts shares sold.......................        189,915                --               --
Receivable for policy-related transactions..................             --            54,595           88,811
                                                               ------------      ------------     ------------
  Total assets..............................................    508,974,148       402,316,133      194,315,742
                                                               ------------      ------------     ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --            54,595           88,811
Payable for policy-related transactions.....................        189,915                --               --
                                                               ------------      ------------     ------------
  Total liabilities.........................................        189,915            54,595           88,811
                                                               ------------      ------------     ------------
NET ASSETS..................................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
NET ASSETS:
Accumulation Units..........................................    508,762,832       402,244,342      194,219,899
Retained by AXA Equitable in Separate Account No. 49........         21,401            17,196            7,032
                                                               ------------      ------------     ------------
TOTAL NET ASSETS............................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
Investments in shares of The Trusts, at cost................   $441,019,396      $352,478,241     $208,611,761
The Trusts shares held
 Class A....................................................        245,375           254,484          108,978
 Class B....................................................     48,115,691        19,298,707       22,375,544

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                EQ/WELLS FARGO
                                                              EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                                  INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                             ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $70,027,353     $238,921,317    $413,264,821
Receivable for The Trusts shares sold.......................             --               --              --
Receivable for policy-related transactions..................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
  Total assets..............................................     70,162,474      239,048,552     414,034,495
                                                                -----------     ------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        135,121          127,235         769,674
Payable for policy-related transactions.....................             --               --              --
                                                                -----------     ------------    ------------
  Total liabilities.........................................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
NET ASSETS..................................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
NET ASSETS:
Accumulation Units..........................................     70,007,469      238,917,343     413,229,553
Retained by AXA Equitable in Separate Account No. 49........         19,884            3,974          35,268
                                                                -----------     ------------    ------------
TOTAL NET ASSETS............................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
Investments in shares of The Trusts, at cost................    $65,553,547     $244,521,226    $335,188,882
The Trusts shares held
 Class A....................................................             --          101,528              --
 Class B....................................................     11,763,742       24,902,399      40,217,961
 Service Class 2............................................             --               --              --


                                                               FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                               ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                              GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                             ------------------ ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $772,527         $12,597,028        $5,388,840
Receivable for The Trusts shares sold.......................            33                  --                --
Receivable for policy-related transactions..................            --             127,491            40,312
                                                                  --------         -----------        ----------
  Total assets..............................................       772,560          12,724,519         5,429,152
                                                                  --------         -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --             127,491            40,312
Payable for policy-related transactions.....................            --                  --                --
                                                                  --------         -----------        ----------
  Total liabilities.........................................            --             127,491            40,312
                                                                  --------         -----------        ----------
NET ASSETS..................................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
NET ASSETS:
Accumulation Units..........................................       772,560          12,580,412         5,377,102
Retained by AXA Equitable in Separate Account No. 49........            --              16,616            11,738
                                                                  --------         -----------        ----------
TOTAL NET ASSETS............................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
Investments in shares of The Trusts, at cost................      $715,977         $11,292,038        $4,868,899
The Trusts shares held
 Class A....................................................            --                  --                --
 Class B....................................................            --                  --                --
 Service Class 2............................................        53,797             536,272           167,720

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                                 STRATEGIC           INCOME       STRATEGIC INCOME
                                                             INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                            ------------------ ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.........     $6,870,625         $3,814,994        $4,906,181
Receivable for The Trusts shares sold......................             --                154                --
Receivable for policy-related transactions.................         32,072                 --            32,608
                                                                ----------         ----------        ----------
  Total assets.............................................      6,902,697          3,815,148         4,938,789
                                                                ----------         ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased....................         32,065                 --            32,608
Payable for policy-related transactions....................             --                154                --
                                                                ----------         ----------        ----------
  Total liabilities........................................         32,065                154            32,608
                                                                ----------         ----------        ----------
NET ASSETS.................................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
NET ASSETS:
Accumulation Units.........................................      6,870,632          3,814,930         4,880,496
Retained by AXA Equitable in Separate Account No. 49.......             --                 64            25,685
                                                                ----------         ----------        ----------
TOTAL NET ASSETS...........................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
Investments in shares of The Trusts, at cost...............     $7,089,395         $3,656,132        $4,792,735
The Trusts shares held
 Class 2...................................................             --            257,422           385,706
 Series II.................................................             --                 --                --
 Service Class 2...........................................        606,410                 --                --
 Service Shares............................................             --                 --                --


                                                             FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                                 FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                                 ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                            ------------------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.........        $1,103,186           $3,128,526      $639,431
Receivable for The Trusts shares sold......................                --                   --            --
Receivable for policy-related transactions.................            62,500               10,550        41,640
                                                                   ----------           ----------      --------
  Total assets.............................................         1,165,686            3,139,076       681,071
                                                                   ----------           ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased....................            62,424               10,450        41,620
Payable for policy-related transactions....................                --                   --            --
                                                                   ----------           ----------      --------
  Total liabilities........................................            62,424               10,450        41,620
                                                                   ----------           ----------      --------
NET ASSETS.................................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
NET ASSETS:
Accumulation Units.........................................         1,103,262            3,128,626       639,451
Retained by AXA Equitable in Separate Account No. 49.......                --                   --            --
                                                                   ----------           ----------      --------
TOTAL NET ASSETS...........................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
Investments in shares of The Trusts, at cost...............        $1,048,757           $2,761,887      $598,282
The Trusts shares held
 Class 2...................................................           143,085                   --            --
 Series II.................................................                --                   --       115,005
 Service Class 2...........................................                --                   --            --
 Service Shares............................................                --              221,567            --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2010


                                                              INVESCO V.I.   INVESCO V.I.
                                                              GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                              ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                             ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $5,701,695      $4,164,286      $134,447
Receivable for The Trusts shares sold.......................          --              --             5
Receivable for policy-related transactions..................      48,902           6,066            --
                                                              ----------      ----------      --------
  Total assets..............................................   5,750,597       4,170,352       134,452
                                                              ----------      ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................      48,902           6,066            --
Payable for policy-related transactions.....................          --              --             5
                                                              ----------      ----------      --------
  Total liabilities.........................................      48,902           6,066             5
                                                              ----------      ----------      --------
NET ASSETS..................................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
NET ASSETS:
Accumulation Units..........................................   5,701,689       4,164,246       134,416
Retained by AXA Equitable in Separate Account No. 49........           6              40            31
                                                              ----------      ----------      --------
TOTAL NET ASSETS............................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
Investments in shares of The Trusts, at cost................  $5,402,149      $3,827,414      $122,390
The Trusts shares held
 Common Shares..............................................          --              --            --
 Series II..................................................     428,377         146,888        16,954


                                                              INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                              MID CAP CORE     SMALL CAP       DIVIDEND
                                                               EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                             -------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $1,432,799      $950,376       $4,398,788
Receivable for The Trusts shares sold.......................           55            --               --
Receivable for policy-related transactions..................           --           292           27,037
                                                               ----------      --------       ----------
  Total assets..............................................    1,432,854       950,668        4,425,825
                                                               ----------      --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --           292           27,037
Payable for policy-related transactions.....................           55            --               --
                                                               ----------      --------       ----------
  Total liabilities.........................................           55           292           27,037
                                                               ----------      --------       ----------
NET ASSETS..................................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
NET ASSETS:
Accumulation Units..........................................    1,432,728       950,303        4,398,743
Retained by AXA Equitable in Separate Account No. 49........           71            73               45
                                                               ----------      --------       ----------
TOTAL NET ASSETS............................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
Investments in shares of The Trusts, at cost................   $1,314,731      $809,244       $3,887,208
The Trusts shares held
 Common Shares..............................................           --            --          641,279
 Series II..................................................      116,677        58,413               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                               IVY FUNDS VIP
                                                              IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                                  ENERGY         RESOURCES      HIGH INCOME
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $2,845,706      $5,016,184       $9,074,155
Receivable for The Trusts shares sold.......................            --              --               --
Receivable for policy-related transactions..................         8,486          39,830           93,272
                                                                ----------      ----------       ----------
  Total assets..............................................     2,854,192       5,056,014        9,167,427
                                                                ----------      ----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         8,444          39,830           93,272
Payable for policy-related transactions.....................            --              --               --
                                                                ----------      ----------       ----------
  Total liabilities.........................................         8,444          39,830           93,272
                                                                ----------      ----------       ----------
NET ASSETS..................................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
NET ASSETS:
Accumulation Units..........................................     2,845,748       5,015,197        9,066,129
Retained by AXA Equitable in Separate Account No. 49........            --             987            8,026
                                                                ----------      ----------       ----------
TOTAL NET ASSETS............................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
Investments in shares of The Trusts, at cost................    $2,376,909      $4,192,539       $8,676,817
The Trusts shares held
 Common Shares..............................................       445,010         745,491        2,599,449


                                                                               IVY FUNDS VIP   IVY FUNDS VIP
                                                               IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                              MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                             ---------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $4,427,374       $2,680,413      $3,748,119
Receivable for The Trusts shares sold.......................            --           18,416              --
Receivable for policy-related transactions..................        10,443               --          14,801
                                                                ----------       ----------      ----------
  Total assets..............................................     4,437,817        2,698,829       3,762,920
                                                                ----------       ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................        10,443               --          14,801
Payable for policy-related transactions.....................            --           18,350              --
                                                                ----------       ----------      ----------
  Total liabilities.........................................        10,443           18,350          14,801
                                                                ----------       ----------      ----------
NET ASSETS..................................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
NET ASSETS:
Accumulation Units..........................................     4,427,366        2,680,479       3,742,176
Retained by AXA Equitable in Separate Account No. 49........             8               --           5,943
                                                                ----------       ----------      ----------
TOTAL NET ASSETS............................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
Investments in shares of The Trusts, at cost................    $3,764,103       $2,454,362      $3,134,127
The Trusts shares held
 Common Shares..............................................       509,473          160,222         355,940

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          LAZARD RETIREMENT
                                                          EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                          EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $13,136,593          $5,424,591             $1,874,108
Receivable for The Trusts shares sold...................              --                  --                     --
Receivable for policy-related transactions..............          26,729              26,350                 20,993
                                                             -----------          ----------             ----------
  Total assets..........................................      13,163,322           5,450,941              1,895,101
                                                             -----------          ----------             ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          26,729              26,350                 20,920
Payable for policy-related transactions.................              --                  --                     --
                                                             -----------          ----------             ----------
  Total liabilities.....................................          26,729              26,350                 20,920
                                                             -----------          ----------             ----------
NET ASSETS..............................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
NET ASSETS:
Accumulation Units......................................      13,132,603           5,419,323              1,874,180
Retained by AXA Equitable in Separate Account No. 49....           3,990               5,268                      1
                                                             -----------          ----------             ----------
TOTAL NET ASSETS........................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
Investments in shares of The Trusts, at cost............     $11,992,164          $5,019,217             $1,681,832
The Trusts shares held
 Service Class..........................................              --             351,561                174,174
 Service Shares.........................................         563,077                  --                     --


                                                          MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                            TRUST SERIES         PORTFOLIO            SERIES
                                                         ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,249,006          $1,898,748         $1,648,420
Receivable for The Trusts shares sold...................             --                  --                 --
Receivable for policy-related transactions..............          1,960              21,560             47,249
                                                             ----------          ----------         ----------
  Total assets..........................................      1,250,966           1,920,308          1,695,669
                                                             ----------          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          1,960              21,488             47,193
Payable for policy-related transactions.................             --                  --                 --
                                                             ----------          ----------         ----------
  Total liabilities.....................................          1,960              21,488             47,193
                                                             ----------          ----------         ----------
NET ASSETS..............................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
NET ASSETS:
Accumulation Units......................................      1,248,861           1,898,820          1,648,476
Retained by AXA Equitable in Separate Account No. 49....            145                  --                 --
                                                             ----------          ----------         ----------
TOTAL NET ASSETS........................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
Investments in shares of The Trusts, at cost............     $1,139,137          $1,693,921         $1,496,597
The Trusts shares held
 Service Class..........................................         62,607             285,097             66,069
 Service Shares.........................................             --                  --                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      MULTIMANAGER
                                                                 MULTIMANAGER        MULTIMANAGER    INTERNATIONAL
                                                              AGGRESSIVE EQUITY*      CORE BOND*        EQUITY*
                                                             -------------------- ----------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $579,538,936      $1,150,821,789    $445,015,038
Receivable for The Trusts shares sold.......................               --                  --              --
Receivable for policy-related transactions..................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
  Total assets..............................................      580,659,854       1,151,333,408     445,035,346
                                                                 ------------      --------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        1,120,918             511,619          20,308
Payable for policy-related transactions.....................               --                  --              --
                                                                 ------------      --------------    ------------
  Total liabilities.........................................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
NET ASSETS..................................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
NET ASSETS:
Accumulation Units..........................................      579,329,964       1,150,810,316     445,001,076
Retained by AXA Equitable in Separate Account No. 49........          208,972              11,473          13,962
                                                                 ------------      --------------    ------------
TOTAL NET ASSETS............................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
Investments in shares of The Trusts, at cost................     $538,187,401      $1,134,013,195    $517,958,937
The Trusts shares held
 Class B....................................................       21,597,167         109,608,725      40,395,672


                                                              MULTIMANAGER
                                                                LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                              CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                             -------------- ------------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $145,357,536     $390,156,882      $351,914,289
Receivable for The Trusts shares sold.......................            --           33,503           271,678
Receivable for policy-related transactions..................       109,338               --                --
                                                              ------------     ------------      ------------
  Total assets..............................................   145,466,874      390,190,385       352,185,967
                                                              ------------     ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       109,338               --                --
Payable for policy-related transactions.....................            --           31,789           267,191
                                                              ------------     ------------      ------------
  Total liabilities.........................................       109,338           31,789           267,191
                                                              ------------     ------------      ------------
NET ASSETS..................................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
NET ASSETS:
Accumulation Units..........................................   145,347,478      390,158,596       351,918,776
Retained by AXA Equitable in Separate Account No. 49........        10,058               --                --
                                                              ------------     ------------      ------------
TOTAL NET ASSETS............................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
Investments in shares of The Trusts, at cost................  $138,297,411     $423,527,349      $316,210,355
The Trusts shares held
 Class B....................................................    14,290,598       39,879,496        39,152,379

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                              MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                             ---------------- -------------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $412,468,795       $619,464,381         $238,116,044
Receivable for The Trusts shares sold.......................             --                 --                   --
Receivable for policy-related transactions..................        643,073             49,941              141,156
                                                               ------------       ------------         ------------
  Total assets..............................................    413,111,868        619,514,322          238,257,200
                                                               ------------       ------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        643,073             48,637              141,156
Payable for policy-related transactions.....................             --                 --                   --
                                                               ------------       ------------         ------------
  Total liabilities.........................................        643,073             48,637              141,156
                                                               ------------       ------------         ------------
NET ASSETS..................................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
NET ASSETS:
Accumulation Units..........................................    412,452,272        619,465,685          238,080,563
Retained by AXA Equitable in Separate Account No. 49........         16,523                 --               35,481
                                                               ------------       ------------         ------------
TOTAL NET ASSETS............................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
Investments in shares of The Trusts, at cost................   $351,763,994       $730,365,507         $203,187,266
The Trusts shares held
 Class A....................................................             --                 --                   --
 Class B....................................................     41,784,417        160,229,431           26,973,896
 Class 2....................................................             --                 --                   --


                                                                MULTIMANAGER     MULTIMANAGER    MUTUAL SHARES
                                                              SMALL CAP VALUE*    TECHNOLOGY*   SECURITIES FUND
                                                             ------------------ -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $463,522,136     $410,615,670     $1,561,872
Receivable for The Trusts shares sold.......................         116,238               --             --
Receivable for policy-related transactions..................              --          160,557          9,189
                                                                ------------     ------------     ----------
  Total assets..............................................     463,638,374      410,776,227      1,571,061
                                                                ------------     ------------     ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --          160,557          9,126
Payable for policy-related transactions.....................         112,828               --             --
                                                                ------------     ------------     ----------
  Total liabilities.........................................         112,828          160,557          9,126
                                                                ------------     ------------     ----------
NET ASSETS..................................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
NET ASSETS:
Accumulation Units..........................................     463,525,546      410,546,762      1,561,935
Retained by AXA Equitable in Separate Account No. 49........              --           68,908             --
                                                                ------------     ------------     ----------
TOTAL NET ASSETS............................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
Investments in shares of The Trusts, at cost................    $519,020,153     $332,920,626     $1,483,822
The Trusts shares held
 Class A....................................................               8               --             --
 Class B....................................................      42,939,729       32,057,334             --
 Class 2....................................................              --               --         97,923

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  PIMCO VARIABLE        PIMCO VARIABLE      PIMCO VARIABLE
                                                                  INSURANCE TRUST       INSURANCE TRUST    INSURANCE TRUST
                                                              COMMODITYREALRETURN(R)   EMERGING MARKETS      REAL RETURN
                                                                STRATEGY PORTFOLIO      BOND PORTFOLIO        PORTFOLIO
                                                             ------------------------ ------------------  -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $4,086,295            $5,237,956         $ 9,981,889
Receivable for The Trusts shares sold.......................                --                    --                  --
Receivable for policy-related transactions..................            10,326                13,978              76,695
                                                                    ----------            ----------         -----------
  Total assets..............................................         4,096,621             5,251,934          10,058,584
                                                                    ----------            ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            10,326                13,978              76,686
Payable for policy-related transactions.....................                --                    --                  --
                                                                    ----------            ----------         -----------
  Total liabilities.........................................            10,326                13,978              76,686
                                                                    ----------            ----------         -----------
NET ASSETS..................................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
NET ASSETS:
Accumulation Units..........................................         4,086,258             5,237,882           9,981,898
Retained by AXA Equitable in Separate Account No. 49........                37                    74                  --
                                                                    ----------            ----------         -----------
TOTAL NET ASSETS............................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
Investments in shares of The Trusts, at cost................        $3,735,793            $5,250,695         $10,032,421
The Trusts shares held
 Advisor Class..............................................           451,026               386,851             759,657
 Common Shares..............................................                --                    --                  --


                                                             PIMCO VARIABLE
                                                             INSURANCE TRUST
                                                              TOTAL RETURN    PROFUND VP    PROFUND VP
                                                                PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                            ---------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $24,095,593     $431,501      $742,055
Receivable for The Trusts shares sold.......................            --           18            --
Receivable for policy-related transactions..................       114,118           --        12,960
                                                               -----------     --------      --------
  Total assets..............................................    24,209,711      431,519       755,015
                                                               -----------     --------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................       114,118           --        12,920
Payable for policy-related transactions.....................            --           18            --
                                                               -----------     --------      --------
  Total liabilities.........................................       114,118           18        12,920
                                                               -----------     --------      --------
NET ASSETS..................................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
NET ASSETS:
Accumulation Units..........................................    24,094,663      423,851       742,095
Retained by AXA Equitable in Separate Account No. 49........           930        7,650            --
                                                               -----------     --------      --------
TOTAL NET ASSETS............................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
Investments in shares of The Trusts, at cost................   $24,762,266     $493,611      $714,284
The Trusts shares held
 Advisor Class..............................................     2,174,693
 Common Shares..............................................            --       21,183        32,447

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               T. ROWE PRICE         TEMPLETON
                                                              HEALTH SCIENCES   DEVELOPING MARKETS
                                                                 PORTFOLIO        SECURITIES FUND
                                                             ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $1,827,153         $3,346,197
Receivable for The Trusts shares sold.......................             --                 --
Receivable for policy-related transactions..................         14,123             80,891
                                                                 ----------         ----------
  Total assets..............................................      1,841,276          3,427,088
                                                                 ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         14,123             80,891
Payable for policy-related transactions.....................             --                 --
                                                                 ----------         ----------
  Total liabilities.........................................         14,123             80,891
                                                                 ----------         ----------
NET ASSETS..................................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
NET ASSETS:
Accumulation Units..........................................      1,827,122          3,345,227
Retained by AXA Equitable in Separate Account No. 49........             31                970
                                                                 ----------         ----------
TOTAL NET ASSETS............................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
Investments in shares of The Trusts, at cost................     $1,654,156         $2,982,588
The Trusts shares held
 Class A....................................................             --                 --
 Class B....................................................             --                 --
 Class 2....................................................                           296,124
 Class II...................................................        125,664                 --


                                                              TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                               SECURITIES FUND    BOND SECURITIES FUND
                                                             ------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $2,837,675          $16,923,116
Receivable for The Trusts shares sold.......................              --                   --
Receivable for policy-related transactions..................           5,583               71,215
                                                                  ----------          -----------
  Total assets..............................................       2,843,258           16,994,331
                                                                  ----------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           5,583               71,215
Payable for policy-related transactions.....................              --                   --
                                                                  ----------          -----------
  Total liabilities.........................................           5,583               71,215
                                                                  ----------          -----------
NET ASSETS..................................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
NET ASSETS:
Accumulation Units..........................................       2,837,615           16,914,085
Retained by AXA Equitable in Separate Account No. 49........              60                9,031
                                                                  ----------          -----------
TOTAL NET ASSETS............................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
Investments in shares of The Trusts, at cost................      $2,572,777          $16,342,311
The Trusts shares held
 Class A....................................................              --                   --
 Class B....................................................              --                   --
 Class 2....................................................         198,578              868,297
 Class II...................................................              --                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     VAN ECK VIP
                                                                TEMPLETON GROWTH     GLOBAL HARD
                                                                 SECURITIES FUND     ASSETS FUND
                                                               ------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $619,402         $7,684,567
Receivable for The Trusts shares sold.......................              --                 --
Receivable for policy-related transactions..................           2,090             40,651
                                                                    --------         ----------
  Total assets..............................................         621,492          7,725,218
                                                                    --------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           2,064             40,559
Payable for policy-related transactions.....................              --                 --
                                                                    --------         ----------
  Total liabilities.........................................           2,064             40,559
                                                                    --------         ----------
NET ASSETS..................................................        $619,428         $7,684,659
                                                                    ========         ==========
NET ASSETS:
Accumulation Units..........................................         619,428          7,684,659
Retained by AXA Equitable in Separate Account No. 49........              --                 --
                                                                    --------         ----------
TOTAL NET ASSETS............................................        $619,428         $7,684,659
                                                                    ========         ==========
Investments in shares of The Trusts, at cost................        $573,054         $6,362,577
The Trusts shares held
 Class 2....................................................          56,258                 --
 Class S Shares.............................................              --            207,972

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                                                     UNITS
                                                                    CONTRACT                                      OUTSTANDING
                                                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                   ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION............................................       1.30%           A            $ 11.58             92
ALL ASSET ALLOCATION............................................       1.55%           A            $ 11.55             23
ALL ASSET ALLOCATION............................................       1.65%           A            $ 11.53             33
ALL ASSET ALLOCATION............................................       1.70%           A            $ 11.53              2

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.30%           B            $ 11.00             89
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.55%           B            $ 10.97              1
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.65%           B            $ 10.96             92
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.70%           B            $ 10.95              2

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.30%           B            $ 11.25             94
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.55%           B            $ 11.22             15
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.65%           B            $ 11.21             32
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.70%           B            $ 11.20              3

AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.30%        Class II        $ 11.05             14
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.55%        Class II        $ 11.02              5
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.65%        Class II        $ 11.01             15
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.70%        Class II        $ 11.00              1

AMERICAN CENTURY VP MID CAP VALUE...............................       1.30%        Class II        $ 12.34            104
AMERICAN CENTURY VP MID CAP VALUE...............................       1.55%        Class II        $ 12.30             24
AMERICAN CENTURY VP MID CAP VALUE...............................       1.65%        Class II        $ 12.29             80
AMERICAN CENTURY VP MID CAP VALUE...............................       1.70%        Class II        $ 12.28              8

AXA AGGRESSIVE ALLOCATION.......................................       1.30%           A            $ 11.45            499
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           A            $ 11.42            114
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           A            $ 11.40             61
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           A            $ 11.40             12
AXA AGGRESSIVE ALLOCATION.......................................       0.50%           B            $ 12.29             --
AXA AGGRESSIVE ALLOCATION.......................................       0.95%           B            $ 11.91             --
AXA AGGRESSIVE ALLOCATION.......................................       1.15%           B            $ 11.75            738
AXA AGGRESSIVE ALLOCATION.......................................       1.20%           B            $ 11.71          3,530
AXA AGGRESSIVE ALLOCATION.......................................       1.25%           B            $ 12.94         20,691
AXA AGGRESSIVE ALLOCATION.......................................       1.30%           B            $ 12.27         56,888
AXA AGGRESSIVE ALLOCATION.......................................       1.35%           B            $ 11.58          1,466
AXA AGGRESSIVE ALLOCATION.......................................       1.40%           B            $ 11.54          4,366
AXA AGGRESSIVE ALLOCATION.......................................       1.50%           B            $ 12.70         21,121
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           B            $ 11.42         44,516
AXA AGGRESSIVE ALLOCATION.......................................       1.60%           B            $ 11.38          2,270
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           B            $ 12.56         86,614
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           B            $ 12.51          7,808
AXA AGGRESSIVE ALLOCATION.......................................       1.80%           B            $ 11.22              3
AXA AGGRESSIVE ALLOCATION.......................................       1.90%           B            $ 11.15             48

AXA BALANCED STRATEGY...........................................       1.30%           B            $ 10.96          8,343
AXA BALANCED STRATEGY...........................................       1.30%           B            $ 12.24         17,844
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 10.93          2,602
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 12.19          5,024
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 10.92          4,076
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 12.17          4,678
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 10.91            412
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 12.16            256

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............       0.50%           B            $ 12.16             --
AXA CONSERVATIVE ALLOCATION.............       0.95%           B            $ 11.79             --
AXA CONSERVATIVE ALLOCATION.............       1.15%           B            $ 11.63            486
AXA CONSERVATIVE ALLOCATION.............       1.20%           B            $ 11.59          4,403
AXA CONSERVATIVE ALLOCATION.............       1.25%           B            $ 12.11         13,360
AXA CONSERVATIVE ALLOCATION.............       1.30%           B            $ 12.06         27,081
AXA CONSERVATIVE ALLOCATION.............       1.35%           B            $ 11.47          2,720
AXA CONSERVATIVE ALLOCATION.............       1.40%           B            $ 11.43          8,345
AXA CONSERVATIVE ALLOCATION.............       1.50%           B            $ 11.89         20,382
AXA CONSERVATIVE ALLOCATION.............       1.55%           B            $ 11.31         25,752
AXA CONSERVATIVE ALLOCATION.............       1.60%           B            $ 11.27          3,607
AXA CONSERVATIVE ALLOCATION.............       1.65%           B            $ 11.75         54,990
AXA CONSERVATIVE ALLOCATION.............       1.70%           B            $ 11.71          6,707
AXA CONSERVATIVE ALLOCATION.............       1.80%           B            $ 11.11             11
AXA CONSERVATIVE ALLOCATION.............       1.90%           B            $ 11.03              5

AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 10.84          5,312
AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 12.01          8,028
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 10.80          2,069
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 11.96          3,348
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 10.79          2,311
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 11.94          3,039
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 10.79            250
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 11.93            286

AXA CONSERVATIVE-PLUS ALLOCATION........       0.50%           B            $ 12.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........       0.95%           B            $ 11.73             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.15%           B            $ 11.57            446
AXA CONSERVATIVE-PLUS ALLOCATION........       1.20%           B            $ 11.53          3,479
AXA CONSERVATIVE-PLUS ALLOCATION........       1.25%           B            $ 12.25         15,195
AXA CONSERVATIVE-PLUS ALLOCATION........       1.30%           B            $ 12.20         27,334
AXA CONSERVATIVE-PLUS ALLOCATION........       1.35%           B            $ 11.41          1,201
AXA CONSERVATIVE-PLUS ALLOCATION........       1.40%           B            $ 11.37          5,336
AXA CONSERVATIVE-PLUS ALLOCATION........       1.50%           B            $ 12.02         21,233
AXA CONSERVATIVE-PLUS ALLOCATION........       1.55%           B            $ 11.25         20,999
AXA CONSERVATIVE-PLUS ALLOCATION........       1.60%           B            $ 11.21          3,058
AXA CONSERVATIVE-PLUS ALLOCATION........       1.65%           B            $ 11.89         46,836
AXA CONSERVATIVE-PLUS ALLOCATION........       1.70%           B            $ 11.85          4,498
AXA CONSERVATIVE-PLUS ALLOCATION........       1.80%           B            $ 11.06             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.90%           B            $ 10.98             22

AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 10.57          2,755
AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 11.28          5,075
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 10.54          1,111
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 11.23          1,855
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 10.53          1,484
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 11.21          2,134
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 10.52            372
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 11.20            357

AXA GROWTH STRATEGY.....................       1.30%           B            $ 11.20          1,053
AXA GROWTH STRATEGY.....................       1.30%           B            $ 12.97         22,971
AXA GROWTH STRATEGY.....................       1.55%           B            $ 11.17            546

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                         UNITS
                                        CONTRACT                                      OUTSTANDING
                                        CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                       ----------   ---------------   ------------   ------------
AXA GROWTH STRATEGY.................       1.55%           B            $ 12.91           8,601
AXA GROWTH STRATEGY.................       1.65%           B            $ 11.16             445
AXA GROWTH STRATEGY.................       1.65%           B            $ 12.89          10,299
AXA GROWTH STRATEGY.................       1.70%           B            $ 11.15              40
AXA GROWTH STRATEGY.................       1.70%           B            $ 12.88             529

AXA MODERATE ALLOCATION.............       1.30%           A            $ 10.98             759
AXA MODERATE ALLOCATION.............       1.55%           A            $ 10.95             237
AXA MODERATE ALLOCATION.............       1.65%           A            $ 10.94             268
AXA MODERATE ALLOCATION.............       1.70%           A            $ 10.93              41
AXA MODERATE ALLOCATION.............       0.50%           B            $ 60.28              --
AXA MODERATE ALLOCATION.............       0.95%           B            $ 53.83              27
AXA MODERATE ALLOCATION.............       1.15%           B            $ 51.18             418
AXA MODERATE ALLOCATION.............       1.20%           B            $ 50.54           3,855
AXA MODERATE ALLOCATION.............       1.25%           B            $ 12.50          62,771
AXA MODERATE ALLOCATION.............       1.30%           B            $ 12.39         126,015
AXA MODERATE ALLOCATION.............       1.35%           B            $ 48.66           1,183
AXA MODERATE ALLOCATION.............       1.40%           B            $ 48.05           6,683
AXA MODERATE ALLOCATION.............       1.50%           B            $ 12.27          81,234
AXA MODERATE ALLOCATION.............       1.55%           B            $ 46.26          22,543
AXA MODERATE ALLOCATION.............       1.60%           B            $ 45.68           2,933
AXA MODERATE ALLOCATION.............       1.65%           B            $ 12.14         182,689
AXA MODERATE ALLOCATION.............       1.70%           B            $ 44.54           4,434
AXA MODERATE ALLOCATION.............       1.80%           B            $ 43.42              37
AXA MODERATE ALLOCATION.............       1.90%           B            $ 42.33               3

AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 11.08          30,229
AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 12.83          29,673
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 11.05          10,414
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 12.78          11,497
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 11.04          13,852
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 12.76           9,421
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 11.03             792
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 12.75             754

AXA MODERATE-PLUS ALLOCATION........       1.30%           A            $ 11.22             981
AXA MODERATE-PLUS ALLOCATION........       1.55%           A            $ 11.19             179
AXA MODERATE-PLUS ALLOCATION........       1.65%           A            $ 11.17             160
AXA MODERATE-PLUS ALLOCATION........       1.70%           A            $ 11.17              81
AXA MODERATE-PLUS ALLOCATION........       0.50%           B            $ 12.54              --
AXA MODERATE-PLUS ALLOCATION........       0.95%           B            $ 12.15               1
AXA MODERATE-PLUS ALLOCATION........       1.15%           B            $ 11.99           2,131
AXA MODERATE-PLUS ALLOCATION........       1.20%           B            $ 11.94          11,126
AXA MODERATE-PLUS ALLOCATION........       1.25%           B            $ 13.17          87,112
AXA MODERATE-PLUS ALLOCATION........       1.30%           B            $ 13.12         169,708
AXA MODERATE-PLUS ALLOCATION........       1.35%           B            $ 11.82           4,151
AXA MODERATE-PLUS ALLOCATION........       1.40%           B            $ 11.78          18,400
AXA MODERATE-PLUS ALLOCATION........       1.50%           B            $ 12.93          94,211
AXA MODERATE-PLUS ALLOCATION........       1.55%           B            $ 11.66         139,811
AXA MODERATE-PLUS ALLOCATION........       1.60%           B            $ 11.62           7,603
AXA MODERATE-PLUS ALLOCATION........       1.65%           B            $ 12.79         306,839
AXA MODERATE-PLUS ALLOCATION........       1.70%           B            $ 12.74          24,916

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE-PLUS ALLOCATION.................       1.80%           B            $ 11.45             57
AXA MODERATE-PLUS ALLOCATION.................       1.90%           B            $ 11.37              1

AXA TACTICAL MANAGER 2000....................       1.30%           B            $ 13.09            969
AXA TACTICAL MANAGER 2000....................       1.55%           B            $ 13.05            394
AXA TACTICAL MANAGER 2000....................       1.65%           B            $ 13.04            516
AXA TACTICAL MANAGER 2000....................       1.70%           B            $ 13.03             26

AXA TACTICAL MANAGER 400.....................       1.30%           B            $ 12.68            892
AXA TACTICAL MANAGER 400.....................       1.55%           B            $ 12.64            369
AXA TACTICAL MANAGER 400.....................       1.65%           B            $ 12.63            497
AXA TACTICAL MANAGER 400.....................       1.70%           B            $ 12.62             17

AXA TACTICAL MANAGER 500.....................       1.30%           B            $ 11.34          2,190
AXA TACTICAL MANAGER 500.....................       1.55%           B            $ 11.30            982
AXA TACTICAL MANAGER 500.....................       1.65%           B            $ 11.29          1,310
AXA TACTICAL MANAGER 500.....................       1.70%           B            $ 11.29             60

AXA TACTICAL MANAGER INTERNATIONAL...........       1.30%           B            $ 10.33          2,034
AXA TACTICAL MANAGER INTERNATIONAL...........       1.55%           B            $ 10.30            892
AXA TACTICAL MANAGER INTERNATIONAL...........       1.65%           B            $ 10.29          1,150
AXA TACTICAL MANAGER INTERNATIONAL...........       1.70%           B            $ 10.28             57

BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.30%       Class III        $ 10.98            983
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.55%       Class III        $ 10.95            181
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.65%       Class III        $ 10.93            526
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.70%       Class III        $ 10.93            141

BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.30%       Class III        $ 11.67            101
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.55%       Class III        $ 11.63             26
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.65%       Class III        $ 11.62             29
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.70%       Class III        $ 11.61              2

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           A            $ 10.41             64
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           A            $ 10.38             18
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           A            $ 10.37             16
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           A            $ 10.36              4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.50%           B            $ 14.70             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.95%           B            $ 13.69              1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.20%           B            $ 13.16          3,362
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.25%           B            $ 12.71          6,646
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           B            $ 12.61          7,476
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.35%           B            $ 12.84          1,145
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.40%           B            $ 12.74          5,175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.50%           B            $ 12.48          8,676
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           B            $ 12.44          6,247
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.60%           B            $ 12.34          1,918
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           B            $ 12.34         10,663
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           B            $ 12.15          1,511
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.80%           B            $ 11.95             31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.90%           B            $ 11.76              4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           A            $ 14.14             77
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           A            $ 14.10             40
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           A            $ 14.09             38

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           A            $ 14.08             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.50%           B            $ 22.59             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.95%           B            $ 21.23             12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.20%           B            $ 20.51          1,894
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.25%           B            $ 15.95          3,010
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           B            $ 15.84          3,127
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.35%           B            $ 20.09          1,663
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.40%           B            $ 19.95          3,115
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.50%           B            $ 15.66          4,698
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           B            $ 19.54          2,770
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.60%           B            $ 19.41          1,416
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           B            $ 15.48          4,251
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           B            $ 19.14            455
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.80%           B            $ 18.87              6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.90%           B            $ 18.61              2

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           A            $ 13.00             48
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           A            $ 12.96             16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           A            $ 12.95             32
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           A            $ 12.94             13
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.50%           B            $ 10.31             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.95%           B            $ 10.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.20%           B            $ 10.00            323
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.25%           B            $  9.98            729
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           B            $  9.96          3,834
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.35%           B            $  9.94             88
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.40%           B            $  9.91            406
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.50%           B            $  9.87            757
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           B            $  9.85          2,403
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.60%           B            $  9.83            137
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           B            $  9.81          4,425
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           B            $  9.79            382
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.80%           B            $  9.74             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.90%           B            $  9.70              1

EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           A            $ 11.51            656
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           A            $ 11.48            135
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           A            $ 11.47            260
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           A            $ 11.46             19
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.50%           B            $ 24.18             --
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.95%           B            $ 22.73              3
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.20%           B            $ 21.96          3,324
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.25%           B            $ 12.94          7,572
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           B            $ 12.85          8,518
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.35%           B            $ 21.50          1,428
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.40%           B            $ 21.36          5,055
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.50%           B            $ 12.70         10,187
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           B            $ 20.92          5,037
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.60%           B            $ 20.77          1,898
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           B            $ 12.56         10,750
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           B            $ 20.49            954

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.80%           B            $ 20.20             17
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.90%           B            $ 19.92              3

EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           A            $ 10.41            154
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           A            $ 10.39             45
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           A            $ 10.37             57
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           A            $ 10.37             35
EQ/BLACKROCK INTERNATIONAL VALUE........       0.50%           B            $ 21.16             --
EQ/BLACKROCK INTERNATIONAL VALUE........       0.95%           B            $ 19.89             11
EQ/BLACKROCK INTERNATIONAL VALUE........       1.20%           B            $ 19.21          2,817
EQ/BLACKROCK INTERNATIONAL VALUE........       1.25%           B            $ 14.96          5,498
EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           B            $ 14.85          4,897
EQ/BLACKROCK INTERNATIONAL VALUE........       1.35%           B            $ 18.82          3,272
EQ/BLACKROCK INTERNATIONAL VALUE........       1.40%           B            $ 18.69          3,595
EQ/BLACKROCK INTERNATIONAL VALUE........       1.50%           B            $ 14.68          7,573
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           B            $ 18.30          5,532
EQ/BLACKROCK INTERNATIONAL VALUE........       1.60%           B            $ 18.18          1,956
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           B            $ 14.52          9,253
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           B            $ 17.93            914
EQ/BLACKROCK INTERNATIONAL VALUE........       1.80%           B            $ 17.68             36
EQ/BLACKROCK INTERNATIONAL VALUE........       1.90%           B            $ 17.44              6

EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           A            $ 11.62             58
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           A            $ 11.59             12
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           A            $ 11.57              5
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           A            $ 11.57              2
EQ/BOSTON ADVISORS EQUITY INCOME........       0.50%           B            $  6.45             --
EQ/BOSTON ADVISORS EQUITY INCOME........       0.95%           B            $  6.11             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.20%           B            $  5.92          1,394
EQ/BOSTON ADVISORS EQUITY INCOME........       1.25%           B            $  5.89          4,784
EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           B            $  2.38         13,840
EQ/BOSTON ADVISORS EQUITY INCOME........       1.35%           B            $  5.82            325
EQ/BOSTON ADVISORS EQUITY INCOME........       1.40%           B            $  5.78          2,064
EQ/BOSTON ADVISORS EQUITY INCOME........       1.50%           B            $  5.71          8,126
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           B            $  5.68          6,127
EQ/BOSTON ADVISORS EQUITY INCOME........       1.60%           B            $  5.64            519
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           B            $  5.61          7,596
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           B            $  5.57            806
EQ/BOSTON ADVISORS EQUITY INCOME........       1.80%           B            $  5.50             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.90%           B            $  5.44             24

EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.50%           B            $  8.54             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.95%           B            $  8.11             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.20%           B            $  7.88            388
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.25%           B            $ 10.31            714
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.30%           B            $ 10.25            731
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.35%           B            $  7.74             91
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.40%           B            $  7.70            585
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.50%           B            $ 10.12            751
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.55%           B            $  7.57            620
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.60%           B            $  7.52            169
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.65%           B            $ 10.01            922
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.70%           B            $  7.44            129

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.80%           B           $   7.35              1
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.90%           B           $   7.27             --

EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           A           $  11.63             28
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           A           $  11.60              3
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           A           $  11.59             29
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           A           $  11.58             15
EQ/CAPITAL GUARDIAN GROWTH.............       0.50%           B           $  13.23             --
EQ/CAPITAL GUARDIAN GROWTH.............       0.95%           B           $  12.43              2
EQ/CAPITAL GUARDIAN GROWTH.............       1.20%           B           $  12.01          1,381
EQ/CAPITAL GUARDIAN GROWTH.............       1.25%           B           $  10.77          3,147
EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           B           $  10.69          3,822
EQ/CAPITAL GUARDIAN GROWTH.............       1.35%           B           $  11.76          3,348
EQ/CAPITAL GUARDIAN GROWTH.............       1.40%           B           $  11.68          1,673
EQ/CAPITAL GUARDIAN GROWTH.............       1.50%           B           $  10.57          2,436
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           B           $  11.44          2,778
EQ/CAPITAL GUARDIAN GROWTH.............       1.60%           B           $  11.36          1,342
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           B           $  10.45          9,619
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           B           $  11.21          1,267
EQ/CAPITAL GUARDIAN GROWTH.............       1.80%           B           $  11.05              9
EQ/CAPITAL GUARDIAN GROWTH.............       1.90%           B           $  10.90              7

EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           A           $  11.94             19
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           A           $  11.90              3
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           A           $  11.89             28
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           A           $  11.88             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.50%           B           $  12.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.95%           B           $  12.12             50
EQ/CAPITAL GUARDIAN RESEARCH...........       1.20%           B           $  11.77          9,703
EQ/CAPITAL GUARDIAN RESEARCH...........       1.25%           B           $  12.09          9,210
EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           B           $  12.02          3,105
EQ/CAPITAL GUARDIAN RESEARCH...........       1.35%           B           $  11.56          7,037
EQ/CAPITAL GUARDIAN RESEARCH...........       1.40%           B           $  11.49         10,701
EQ/CAPITAL GUARDIAN RESEARCH...........       1.50%           B           $  11.87          7,603
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           B           $  11.29          5,007
EQ/CAPITAL GUARDIAN RESEARCH...........       1.60%           B           $  11.22          9,874
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           B           $  11.74         13,284
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           B           $  11.09          2,012
EQ/CAPITAL GUARDIAN RESEARCH...........       1.80%           B           $  10.96             69
EQ/CAPITAL GUARDIAN RESEARCH...........       1.90%           B           $  10.83             11

EQ/COMMON STOCK INDEX..................       1.30%           A           $  11.84             60
EQ/COMMON STOCK INDEX..................       1.55%           A           $  11.80             26
EQ/COMMON STOCK INDEX..................       1.65%           A           $  11.79              7
EQ/COMMON STOCK INDEX..................       1.70%           A           $  11.78             --
EQ/COMMON STOCK INDEX..................       0.50%           B           $ 295.18             --
EQ/COMMON STOCK INDEX..................       0.95%           B           $ 251.98              1
EQ/COMMON STOCK INDEX..................       1.20%           B           $ 230.69            264
EQ/COMMON STOCK INDEX..................       1.25%           B           $  11.41          8,347
EQ/COMMON STOCK INDEX..................       1.30%           B           $  11.20          6,298
EQ/COMMON STOCK INDEX..................       1.35%           B           $ 218.78            428
EQ/COMMON STOCK INDEX..................       1.40%           B           $ 214.93            419
EQ/COMMON STOCK INDEX..................       1.50%           B           $  11.20         14,130

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX............       1.55%           B            $ 203.81           467
EQ/COMMON STOCK INDEX............       1.60%           B            $ 200.24           228
EQ/COMMON STOCK INDEX............       1.65%           B            $  11.08         7,497
EQ/COMMON STOCK INDEX............       1.70%           B            $ 193.27            55
EQ/COMMON STOCK INDEX............       1.80%           B            $ 186.51             1
EQ/COMMON STOCK INDEX............       1.90%           B            $ 180.00             1

EQ/CORE BOND INDEX...............       0.50%           B            $  15.47            --
EQ/CORE BOND INDEX...............       0.65%           B            $   9.84            --
EQ/CORE BOND INDEX...............       0.95%           B            $  14.59            12
EQ/CORE BOND INDEX...............       1.20%           B            $  14.12         6,327
EQ/CORE BOND INDEX...............       1.25%           B            $   9.82            13
EQ/CORE BOND INDEX...............       1.25%           B            $  10.56        10,953
EQ/CORE BOND INDEX...............       1.30%           B            $  10.35         4,192
EQ/CORE BOND INDEX...............       1.30%           B            $  10.49        10,201
EQ/CORE BOND INDEX...............       1.35%           B            $  13.84         3,265
EQ/CORE BOND INDEX...............       1.40%           B            $  13.75         9,351
EQ/CORE BOND INDEX...............       1.50%           B            $  10.36        13,695
EQ/CORE BOND INDEX...............       1.55%           B            $  10.32         1,871
EQ/CORE BOND INDEX...............       1.55%           B            $  13.48         9,069
EQ/CORE BOND INDEX...............       1.60%           B            $  13.39         6,087
EQ/CORE BOND INDEX...............       1.65%           B            $  10.25        15,758
EQ/CORE BOND INDEX...............       1.65%           B            $  10.31         2,453
EQ/CORE BOND INDEX...............       1.70%           B            $  10.30           143
EQ/CORE BOND INDEX...............       1.70%           B            $  13.22         1,424
EQ/CORE BOND INDEX...............       1.80%           B            $  13.04            96
EQ/CORE BOND INDEX...............       1.90%           B            $  12.87            13

EQ/DAVIS NEW YORK VENTURE........       1.30%           A            $  11.37           191
EQ/DAVIS NEW YORK VENTURE........       1.55%           A            $  11.33            34
EQ/DAVIS NEW YORK VENTURE........       1.65%           A            $  11.32           116
EQ/DAVIS NEW YORK VENTURE........       1.70%           A            $  11.31             7
EQ/DAVIS NEW YORK VENTURE........       0.50%           B            $   9.97            --
EQ/DAVIS NEW YORK VENTURE........       0.95%           B            $   9.78            --
EQ/DAVIS NEW YORK VENTURE........       1.20%           B            $   9.67         1,155
EQ/DAVIS NEW YORK VENTURE........       1.25%           B            $   9.65         2,746
EQ/DAVIS NEW YORK VENTURE........       1.30%           B            $   9.63         8,228
EQ/DAVIS NEW YORK VENTURE........       1.35%           B            $   9.61           367
EQ/DAVIS NEW YORK VENTURE........       1.40%           B            $   9.59         1,621
EQ/DAVIS NEW YORK VENTURE........       1.50%           B            $   9.54         3,272
EQ/DAVIS NEW YORK VENTURE........       1.55%           B            $   9.52         5,553
EQ/DAVIS NEW YORK VENTURE........       1.60%           B            $   9.50           787
EQ/DAVIS NEW YORK VENTURE........       1.65%           B            $   9.48        12,024
EQ/DAVIS NEW YORK VENTURE........       1.70%           B            $   9.46         1,664
EQ/DAVIS NEW YORK VENTURE........       1.80%           B            $   9.42            --
EQ/DAVIS NEW YORK VENTURE........       1.90%           B            $   9.38             3

EQ/EQUITY 500 INDEX..............       1.30%           A            $  11.61           236
EQ/EQUITY 500 INDEX..............       1.55%           A            $  11.58            55
EQ/EQUITY 500 INDEX..............       1.65%           A            $  11.57           151
EQ/EQUITY 500 INDEX..............       1.70%           A            $  11.56            59
EQ/EQUITY 500 INDEX..............       0.50%           B            $  31.06            --
EQ/EQUITY 500 INDEX..............       0.65%           B            $  11.04            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................       0.95%           B            $ 28.78              4
EQ/EQUITY 500 INDEX.....................       1.20%           B            $ 27.58          4,445
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 11.02              5
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 12.38          9,596
EQ/EQUITY 500 INDEX.....................       1.30%           B            $ 12.27          9,058
EQ/EQUITY 500 INDEX.....................       1.35%           B            $ 26.88          2,893
EQ/EQUITY 500 INDEX.....................       1.40%           B            $ 26.65          6,702
EQ/EQUITY 500 INDEX.....................       1.50%           B            $ 12.15         13,401
EQ/EQUITY 500 INDEX.....................       1.55%           B            $ 25.98          5,014
EQ/EQUITY 500 INDEX.....................       1.60%           B            $ 25.76          4,010
EQ/EQUITY 500 INDEX.....................       1.65%           B            $ 12.01         17,472
EQ/EQUITY 500 INDEX.....................       1.70%           B            $ 25.32          1,278
EQ/EQUITY 500 INDEX.....................       1.80%           B            $ 24.89             90
EQ/EQUITY 500 INDEX.....................       1.90%           B            $ 24.47              7

EQ/EQUITY GROWTH PLUS...................       0.50%           B            $ 16.92             --
EQ/EQUITY GROWTH PLUS...................       0.95%           B            $ 16.21              6
EQ/EQUITY GROWTH PLUS...................       1.20%           B            $ 15.84          6,973
EQ/EQUITY GROWTH PLUS...................       1.25%           B            $ 13.01         12,490
EQ/EQUITY GROWTH PLUS...................       1.30%           B            $ 12.94         10,227
EQ/EQUITY GROWTH PLUS...................       1.35%           B            $ 15.61            952
EQ/EQUITY GROWTH PLUS...................       1.40%           B            $ 15.54         10,551
EQ/EQUITY GROWTH PLUS...................       1.50%           B            $ 12.77         16,373
EQ/EQUITY GROWTH PLUS...................       1.55%           B            $ 15.32          7,854
EQ/EQUITY GROWTH PLUS...................       1.60%           B            $ 15.25          4,248
EQ/EQUITY GROWTH PLUS...................       1.65%           B            $ 12.63         21,844
EQ/EQUITY GROWTH PLUS...................       1.70%           B            $ 15.10          2,210
EQ/EQUITY GROWTH PLUS...................       1.80%           B            $ 14.96             37
EQ/EQUITY GROWTH PLUS...................       1.90%           B            $ 14.82              3

EQ/FRANKLIN CORE BALANCED...............       1.30%           A            $ 11.33             45
EQ/FRANKLIN CORE BALANCED...............       1.55%           A            $ 11.30              2
EQ/FRANKLIN CORE BALANCED...............       1.65%           A            $ 11.29             13
EQ/FRANKLIN CORE BALANCED...............       1.70%           A            $ 11.28              2
EQ/FRANKLIN CORE BALANCED...............       0.50%           B            $ 10.36             --
EQ/FRANKLIN CORE BALANCED...............       0.95%           B            $ 10.16             15
EQ/FRANKLIN CORE BALANCED...............       1.20%           B            $ 10.05          1,752
EQ/FRANKLIN CORE BALANCED...............       1.25%           B            $ 10.03          4,636
EQ/FRANKLIN CORE BALANCED...............       1.30%           B            $ 10.01          9,074
EQ/FRANKLIN CORE BALANCED...............       1.35%           B            $  9.99            457
EQ/FRANKLIN CORE BALANCED...............       1.40%           B            $  9.96          2,851
EQ/FRANKLIN CORE BALANCED...............       1.50%           B            $  9.92          5,736
EQ/FRANKLIN CORE BALANCED...............       1.55%           B            $  9.90          7,472
EQ/FRANKLIN CORE BALANCED...............       1.60%           B            $  9.88          1,118
EQ/FRANKLIN CORE BALANCED...............       1.65%           B            $  9.86         20,186
EQ/FRANKLIN CORE BALANCED...............       1.70%           B            $  9.83          1,643
EQ/FRANKLIN CORE BALANCED...............       1.80%           B            $  9.79             11
EQ/FRANKLIN CORE BALANCED...............       1.90%           B            $  9.75             --

EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           A            $ 11.17             21
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           A            $ 11.14              5
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           A            $ 11.13             14
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           A            $ 11.12             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.50%           B            $  8.43             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.95%           B            $  8.30             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.15%           B            $  8.24            679
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.20%           B            $  8.22          1,052
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.25%           B            $  8.21          3,654
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           B            $  8.19         51,107
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.35%           B            $  8.18            548
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.40%           B            $  8.16          1,917
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.50%           B            $  8.13          4,993
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           B            $  8.12         27,864
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.60%           B            $  8.10          1,012
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           B            $  8.09         72,176
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           B            $  8.07          4,481
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.80%           B            $  8.04             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.90%           B            $  8.01              1

EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           A            $ 11.05             88
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           A            $ 11.01             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           A            $ 11.00             35
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           A            $ 10.99             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.50%           B            $ 13.17             --
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.95%           B            $ 12.84              5
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.20%           B            $ 12.66            480
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.25%           B            $ 12.62          1,652
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           B            $ 12.36          2,379
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.35%           B            $ 12.55            167
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.40%           B            $ 12.51          1,051
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.50%           B            $ 12.44          2,530
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           B            $ 12.40          2,245
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.60%           B            $ 12.37            216
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           B            $ 12.33          3,441
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           B            $ 12.30            286
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.80%           B            $ 12.23              3
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.90%           B            $ 12.16             --

EQ/GAMCO SMALL COMPANY VALUE............       1.30%           A            $ 13.89            693
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           A            $ 13.85            215
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           A            $ 13.84            284
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           A            $ 13.83             43
EQ/GAMCO SMALL COMPANY VALUE............       0.50%           B            $ 44.89             --
EQ/GAMCO SMALL COMPANY VALUE............       0.95%           B            $ 40.55             --
EQ/GAMCO SMALL COMPANY VALUE............       1.20%           B            $ 38.31            930
EQ/GAMCO SMALL COMPANY VALUE............       1.25%           B            $ 37.88          2,564
EQ/GAMCO SMALL COMPANY VALUE............       1.30%           B            $ 58.08          2,518
EQ/GAMCO SMALL COMPANY VALUE............       1.35%           B            $ 37.03            289
EQ/GAMCO SMALL COMPANY VALUE............       1.40%           B            $ 36.61          1,860
EQ/GAMCO SMALL COMPANY VALUE............       1.50%           B            $ 35.79          4,184
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           B            $ 35.38          4,112
EQ/GAMCO SMALL COMPANY VALUE............       1.60%           B            $ 34.98            380
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           B            $ 34.59          4,778
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           B            $ 34.20            678
EQ/GAMCO SMALL COMPANY VALUE............       1.80%           B            $ 33.42              2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/GAMCO SMALL COMPANY VALUE.................       1.90%           B            $ 32.67              7

EQ/GLOBAL BOND PLUS..........................       1.30%           A            $ 10.36             73
EQ/GLOBAL BOND PLUS..........................       1.55%           A            $ 10.33             27
EQ/GLOBAL BOND PLUS..........................       1.65%           A            $ 10.32             34
EQ/GLOBAL BOND PLUS..........................       1.70%           A            $ 10.31              6
EQ/GLOBAL BOND PLUS..........................       0.50%           B            $ 12.43             --
EQ/GLOBAL BOND PLUS..........................       0.95%           B            $ 12.14             --
EQ/GLOBAL BOND PLUS..........................       1.20%           B            $ 11.98          1,532
EQ/GLOBAL BOND PLUS..........................       1.25%           B            $ 11.95          3,729
EQ/GLOBAL BOND PLUS..........................       1.30%           B            $ 11.92          5,692
EQ/GLOBAL BOND PLUS..........................       1.35%           B            $ 11.97            523
EQ/GLOBAL BOND PLUS..........................       1.40%           B            $ 11.85          3,110
EQ/GLOBAL BOND PLUS..........................       1.50%           B            $ 11.79          6,648
EQ/GLOBAL BOND PLUS..........................       1.55%           B            $ 11.76          5,515
EQ/GLOBAL BOND PLUS..........................       1.60%           B            $ 11.73          1,209
EQ/GLOBAL BOND PLUS..........................       1.65%           B            $ 11.70         10,881
EQ/GLOBAL BOND PLUS..........................       1.70%           B            $ 11.67          1,235
EQ/GLOBAL BOND PLUS..........................       1.80%           B            $ 11.60             --
EQ/GLOBAL BOND PLUS..........................       1.90%           B            $ 11.54              3

EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           A            $ 11.20            112
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           A            $ 11.17             29
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           A            $ 11.16             32
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           A            $ 11.15              1
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.50%           B            $ 20.28             --
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.95%           B            $ 19.09             26
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.20%           B            $ 18.45          2,647
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.25%           B            $ 24.01          5,415
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           B            $ 23.84          6,593
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.35%           B            $ 18.08          1,401
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.40%           B            $ 17.96          5,762
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.50%           B            $ 23.57          9,304
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           B            $ 17.60          8,828
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.60%           B            $ 17.48          1,972
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           B            $ 23.30         10,073
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           B            $ 17.25          1,440
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.80%           B            $ 17.01             22
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.90%           B            $ 16.78              3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.50%           B            $ 23.97             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.95%           B            $ 21.91              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.20%           B            $ 20.85          1,698
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.25%           B            $ 11.10          2,180
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.17          2,244
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.99          4,344
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.35%           B            $ 20.23            416
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.40%           B            $ 20.03          2,751
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.50%           B            $ 10.90          2,985
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 10.15            780
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 19.44          2,228
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.60%           B            $ 19.24          1,196
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.13          1,189

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.78          5,599
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 10.13             81
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 18.86            948
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.80%           B            $ 18.48              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.90%           B            $ 18.12              1

EQ/INTERNATIONAL CORE PLUS...................       1.30%           A            $ 10.88            109
EQ/INTERNATIONAL CORE PLUS...................       1.55%           A            $ 10.85             19
EQ/INTERNATIONAL CORE PLUS...................       1.65%           A            $ 10.84             61
EQ/INTERNATIONAL CORE PLUS...................       1.70%           A            $ 10.83             --
EQ/INTERNATIONAL CORE PLUS...................       0.50%           B            $ 14.28             --
EQ/INTERNATIONAL CORE PLUS...................       0.95%           B            $ 13.54             28
EQ/INTERNATIONAL CORE PLUS...................       1.20%           B            $ 13.15          4,597
EQ/INTERNATIONAL CORE PLUS...................       1.25%           B            $ 15.27          6,638
EQ/INTERNATIONAL CORE PLUS...................       1.30%           B            $ 15.18          5,762
EQ/INTERNATIONAL CORE PLUS...................       1.35%           B            $ 12.92          1,473
EQ/INTERNATIONAL CORE PLUS...................       1.40%           B            $ 12.84          5,774
EQ/INTERNATIONAL CORE PLUS...................       1.50%           B            $ 14.99          6,583
EQ/INTERNATIONAL CORE PLUS...................       1.55%           B            $ 12.62          6,351
EQ/INTERNATIONAL CORE PLUS...................       1.60%           B            $ 12.54          4,538
EQ/INTERNATIONAL CORE PLUS...................       1.65%           B            $ 14.82         12,040
EQ/INTERNATIONAL CORE PLUS...................       1.70%           B            $ 12.39          2,230
EQ/INTERNATIONAL CORE PLUS...................       1.80%           B            $ 12.25             20
EQ/INTERNATIONAL CORE PLUS...................       1.90%           B            $ 12.10              3

EQ/INTERNATIONAL ETF.........................       1.30%           A            $ 10.63             81
EQ/INTERNATIONAL ETF.........................       1.55%           A            $ 10.60             19
EQ/INTERNATIONAL ETF.........................       1.65%           A            $ 10.59             20
EQ/INTERNATIONAL ETF.........................       1.70%           A            $ 10.58              5

EQ/INTERNATIONAL GROWTH......................       1.30%           A            $ 11.58             83
EQ/INTERNATIONAL GROWTH......................       1.55%           A            $ 11.55             20
EQ/INTERNATIONAL GROWTH......................       1.65%           A            $ 11.53             18
EQ/INTERNATIONAL GROWTH......................       1.70%           A            $ 11.53              5
EQ/INTERNATIONAL GROWTH......................       0.50%           B            $ 15.51             --
EQ/INTERNATIONAL GROWTH......................       0.95%           B            $ 15.12             --
EQ/INTERNATIONAL GROWTH......................       1.20%           B            $ 14.90          1,054
EQ/INTERNATIONAL GROWTH......................       1.25%           B            $ 14.86          2,305
EQ/INTERNATIONAL GROWTH......................       1.30%           B            $  6.58          8,917
EQ/INTERNATIONAL GROWTH......................       1.35%           B            $ 14.78            212
EQ/INTERNATIONAL GROWTH......................       1.40%           B            $ 14.73          1,844
EQ/INTERNATIONAL GROWTH......................       1.50%           B            $ 14.65          3,315
EQ/INTERNATIONAL GROWTH......................       1.55%           B            $ 14.61          3,917
EQ/INTERNATIONAL GROWTH......................       1.60%           B            $ 14.57            648
EQ/INTERNATIONAL GROWTH......................       1.65%           B            $ 14.52          7,236
EQ/INTERNATIONAL GROWTH......................       1.70%           B            $ 14.48          1,214
EQ/INTERNATIONAL GROWTH......................       1.80%           B            $ 14.40              5
EQ/INTERNATIONAL GROWTH......................       1.90%           B            $ 14.32             --

EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.30%           A            $ 11.41            114
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.55%           A            $ 11.37             23
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.65%           A            $ 11.36             15
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.70%           A            $ 11.35             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.50%           B            $ 15.13             --
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.95%           B            $ 14.22              3
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.20%           B            $ 13.74          1,724
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.25%           B            $ 12.33          1,337
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.30%           B            $ 12.24          1,627
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.35%           B            $ 13.45          5,077
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.40%           B            $ 13.36          2,558
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.50%           B            $ 12.10          1,612
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.55%           B            $ 13.09          2,986
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.60%           B            $ 13.00          1,965
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.65%           B            $ 11.97          2,399
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.70%           B            $ 12.82            256
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.80%           B            $ 12.64             41
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.90%           B            $ 12.47             11

EQ/LARGE CAP CORE PLUS.................       0.50%           B            $ 10.43             --
EQ/LARGE CAP CORE PLUS.................       0.95%           B            $  9.88              3
EQ/LARGE CAP CORE PLUS.................       1.20%           B            $  9.58          1,909
EQ/LARGE CAP CORE PLUS.................       1.25%           B            $ 12.27            867
EQ/LARGE CAP CORE PLUS.................       1.30%           B            $ 12.20            636
EQ/LARGE CAP CORE PLUS.................       1.35%           B            $  9.41          1,380
EQ/LARGE CAP CORE PLUS.................       1.40%           B            $  9.35          2,433
EQ/LARGE CAP CORE PLUS.................       1.50%           B            $ 12.05          1,081
EQ/LARGE CAP CORE PLUS.................       1.55%           B            $  9.18          2,525
EQ/LARGE CAP CORE PLUS.................       1.60%           B            $  9.13          2,981
EQ/LARGE CAP CORE PLUS.................       1.65%           B            $ 11.92          1,657
EQ/LARGE CAP CORE PLUS.................       1.70%           B            $  9.02            330
EQ/LARGE CAP CORE PLUS.................       1.80%           B            $  8.91             24
EQ/LARGE CAP CORE PLUS.................       1.90%           B            $  8.80              2

EQ/LARGE CAP GROWTH INDEX..............       1.30%           A            $ 11.92             78
EQ/LARGE CAP GROWTH INDEX..............       1.55%           A            $ 11.88             49
EQ/LARGE CAP GROWTH INDEX..............       1.65%           A            $ 11.87             21
EQ/LARGE CAP GROWTH INDEX..............       1.70%           A            $ 11.86              7
EQ/LARGE CAP GROWTH INDEX..............       0.50%           B            $  8.40             --
EQ/LARGE CAP GROWTH INDEX..............       0.95%           B            $  7.96             27
EQ/LARGE CAP GROWTH INDEX..............       1.20%           B            $  7.73          3,063
EQ/LARGE CAP GROWTH INDEX..............       1.25%           B            $ 13.48          2,192
EQ/LARGE CAP GROWTH INDEX..............       1.30%           B            $ 13.40          1,820
EQ/LARGE CAP GROWTH INDEX..............       1.35%           B            $  7.60          3,016
EQ/LARGE CAP GROWTH INDEX..............       1.40%           B            $  7.55          5,186
EQ/LARGE CAP GROWTH INDEX..............       1.50%           B            $ 13.23          2,903
EQ/LARGE CAP GROWTH INDEX..............       1.55%           B            $  7.42          7,310
EQ/LARGE CAP GROWTH INDEX..............       1.60%           B            $  7.37          5,531
EQ/LARGE CAP GROWTH INDEX..............       1.65%           B            $ 13.08          3,990
EQ/LARGE CAP GROWTH INDEX..............       1.70%           B            $  7.29            906
EQ/LARGE CAP GROWTH INDEX..............       1.80%           B            $  7.20             39
EQ/LARGE CAP GROWTH INDEX..............       1.90%           B            $  7.12             19

EQ/LARGE CAP GROWTH PLUS...............       1.30%           A            $ 11.60             45
EQ/LARGE CAP GROWTH PLUS...............       1.55%           A            $ 11.57             11
EQ/LARGE CAP GROWTH PLUS...............       1.65%           A            $ 11.55             22
EQ/LARGE CAP GROWTH PLUS...............       1.70%           A            $ 11.55              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     UNITS
                                    CONTRACT                                      OUTSTANDING
                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                   ----------   ---------------   ------------   ------------
EQ/LARGE CAP GROWTH PLUS........       0.50%           B            $ 17.71             --
EQ/LARGE CAP GROWTH PLUS........       0.95%           B            $ 16.65             11
EQ/LARGE CAP GROWTH PLUS........       1.20%           B            $ 16.08            953
EQ/LARGE CAP GROWTH PLUS........       1.25%           B            $ 13.69          1,377
EQ/LARGE CAP GROWTH PLUS........       1.30%           B            $ 13.60          1,994
EQ/LARGE CAP GROWTH PLUS........       1.35%           B            $ 15.75          2,743
EQ/LARGE CAP GROWTH PLUS........       1.40%           B            $ 15.64          1,527
EQ/LARGE CAP GROWTH PLUS........       1.50%           B            $ 13.44          2,377
EQ/LARGE CAP GROWTH PLUS........       1.55%           B            $ 15.32          2,793
EQ/LARGE CAP GROWTH PLUS........       1.60%           B            $ 15.21          1,649
EQ/LARGE CAP GROWTH PLUS........       1.65%           B            $ 13.29          2,226
EQ/LARGE CAP GROWTH PLUS........       1.70%           B            $ 15.00            204
EQ/LARGE CAP GROWTH PLUS........       1.80%           B            $ 14.80              4
EQ/LARGE CAP GROWTH PLUS........       1.90%           B            $ 14.59              1

EQ/LARGE CAP VALUE INDEX........       1.30%           A            $ 11.62             41
EQ/LARGE CAP VALUE INDEX........       1.55%           A            $ 11.58             15
EQ/LARGE CAP VALUE INDEX........       1.65%           A            $ 11.57             20
EQ/LARGE CAP VALUE INDEX........       1.70%           A            $ 11.56              6
EQ/LARGE CAP VALUE INDEX........       0.50%           B            $  6.18             --
EQ/LARGE CAP VALUE INDEX........       0.95%           B            $  6.03             --
EQ/LARGE CAP VALUE INDEX........       1.20%           B            $  5.95            463
EQ/LARGE CAP VALUE INDEX........       1.25%           B            $  5.94          2,219
EQ/LARGE CAP VALUE INDEX........       1.30%           B            $  5.92          3,116
EQ/LARGE CAP VALUE INDEX........       1.35%           B            $  5.99            137
EQ/LARGE CAP VALUE INDEX........       1.40%           B            $  5.89            620
EQ/LARGE CAP VALUE INDEX........       1.50%           B            $  5.86          3,165
EQ/LARGE CAP VALUE INDEX........       1.55%           B            $  5.84          2,766
EQ/LARGE CAP VALUE INDEX........       1.60%           B            $  5.83            306
EQ/LARGE CAP VALUE INDEX........       1.65%           B            $  5.81          6,525
EQ/LARGE CAP VALUE INDEX........       1.70%           B            $  5.80            832
EQ/LARGE CAP VALUE INDEX........       1.80%           B            $  5.77             --
EQ/LARGE CAP VALUE INDEX........       1.90%           B            $  5.74             --

EQ/LARGE CAP VALUE PLUS.........       1.30%           A            $ 11.41             72
EQ/LARGE CAP VALUE PLUS.........       1.55%           A            $ 11.38             23
EQ/LARGE CAP VALUE PLUS.........       1.65%           A            $ 11.36              7
EQ/LARGE CAP VALUE PLUS.........       1.70%           A            $ 11.36             --
EQ/LARGE CAP VALUE PLUS.........       0.50%           B            $ 13.95             --
EQ/LARGE CAP VALUE PLUS.........       0.95%           B            $ 13.15             22
EQ/LARGE CAP VALUE PLUS.........       1.20%           B            $ 12.73         11,451
EQ/LARGE CAP VALUE PLUS.........       1.25%           B            $ 10.68         13,845
EQ/LARGE CAP VALUE PLUS.........       1.30%           B            $ 10.61          4,942
EQ/LARGE CAP VALUE PLUS.........       1.35%           B            $ 12.48          3,217
EQ/LARGE CAP VALUE PLUS.........       1.40%           B            $ 12.40         17,469
EQ/LARGE CAP VALUE PLUS.........       1.50%           B            $ 10.49         20,267
EQ/LARGE CAP VALUE PLUS.........       1.55%           B            $ 12.15          6,685
EQ/LARGE CAP VALUE PLUS.........       1.60%           B            $ 12.07          8,017
EQ/LARGE CAP VALUE PLUS.........       1.65%           B            $ 10.37         14,279
EQ/LARGE CAP VALUE PLUS.........       1.70%           B            $ 11.91          2,059
EQ/LARGE CAP VALUE PLUS.........       1.80%           B            $ 11.76            104
EQ/LARGE CAP VALUE PLUS.........       1.90%           B            $ 11.60             16

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........       0.50%           B            $ 11.10             --
EQ/LORD ABBETT GROWTH AND INCOME........       0.95%           B            $ 10.81             --
EQ/LORD ABBETT GROWTH AND INCOME........       1.20%           B            $ 10.66            389
EQ/LORD ABBETT GROWTH AND INCOME........       1.25%           B            $ 10.63          1,831
EQ/LORD ABBETT GROWTH AND INCOME........       1.30%           B            $ 10.64          2,286
EQ/LORD ABBETT GROWTH AND INCOME........       1.35%           B            $ 10.57            206
EQ/LORD ABBETT GROWTH AND INCOME........       1.40%           B            $ 10.54            649
EQ/LORD ABBETT GROWTH AND INCOME........       1.50%           B            $ 10.48          1,984
EQ/LORD ABBETT GROWTH AND INCOME........       1.55%           B            $ 10.45          2,198
EQ/LORD ABBETT GROWTH AND INCOME........       1.60%           B            $ 10.42            259
EQ/LORD ABBETT GROWTH AND INCOME........       1.65%           B            $ 10.39          4,897
EQ/LORD ABBETT GROWTH AND INCOME........       1.70%           B            $ 10.36            406
EQ/LORD ABBETT GROWTH AND INCOME........       1.80%           B            $ 10.30              2
EQ/LORD ABBETT GROWTH AND INCOME........       1.90%           B            $ 10.24              1

EQ/LORD ABBETT LARGE CAP CORE...........       0.50%           B            $ 12.76             --
EQ/LORD ABBETT LARGE CAP CORE...........       0.95%           B            $ 12.43             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.20%           B            $ 12.26            577
EQ/LORD ABBETT LARGE CAP CORE...........       1.25%           B            $ 12.22          1,451
EQ/LORD ABBETT LARGE CAP CORE...........       1.30%           B            $ 12.27          2,940
EQ/LORD ABBETT LARGE CAP CORE...........       1.35%           B            $ 12.15            274
EQ/LORD ABBETT LARGE CAP CORE...........       1.40%           B            $ 12.12          1,208
EQ/LORD ABBETT LARGE CAP CORE...........       1.50%           B            $ 12.05          2,107
EQ/LORD ABBETT LARGE CAP CORE...........       1.55%           B            $ 12.01          2,449
EQ/LORD ABBETT LARGE CAP CORE...........       1.60%           B            $ 11.98            269
EQ/LORD ABBETT LARGE CAP CORE...........       1.65%           B            $ 11.94          4,125
EQ/LORD ABBETT LARGE CAP CORE...........       1.70%           B            $ 11.91            473
EQ/LORD ABBETT LARGE CAP CORE...........       1.80%           B            $ 11.84             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.90%           B            $ 11.77             --

EQ/MID CAP INDEX........................       1.30%           A            $ 13.07            100
EQ/MID CAP INDEX........................       1.55%           A            $ 13.04             27
EQ/MID CAP INDEX........................       1.65%           A            $ 13.02             43
EQ/MID CAP INDEX........................       1.70%           A            $ 13.01             15
EQ/MID CAP INDEX........................       0.50%           B            $ 12.49             --
EQ/MID CAP INDEX........................       0.95%           B            $ 11.92             21
EQ/MID CAP INDEX........................       1.20%           B            $ 11.61          6,242
EQ/MID CAP INDEX........................       1.25%           B            $ 13.43          6,745
EQ/MID CAP INDEX........................       1.30%           B            $ 13.36          5,233
EQ/MID CAP INDEX........................       1.35%           B            $ 11.43            740
EQ/MID CAP INDEX........................       1.40%           B            $ 11.37          8,312
EQ/MID CAP INDEX........................       1.50%           B            $ 13.18          8,957
EQ/MID CAP INDEX........................       1.55%           B            $ 11.20          7,480
EQ/MID CAP INDEX........................       1.60%           B            $ 11.14          3,823
EQ/MID CAP INDEX........................       1.65%           B            $ 13.03         10,198
EQ/MID CAP INDEX........................       1.70%           B            $ 11.02          1,672
EQ/MID CAP INDEX........................       1.80%           B            $ 10.90             22
EQ/MID CAP INDEX........................       1.90%           B            $ 10.79              2

EQ/MID CAP VALUE PLUS...................       1.30%           A            $ 12.71             17
EQ/MID CAP VALUE PLUS...................       1.55%           A            $ 12.67              7
EQ/MID CAP VALUE PLUS...................       1.65%           A            $ 12.66              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                        UNITS
                                       CONTRACT                                      OUTSTANDING
                                       CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                      ----------   ---------------   ------------   ------------
EQ/MID CAP VALUE PLUS..............       1.70%           A            $ 12.65             --
EQ/MID CAP VALUE PLUS..............       0.50%           B            $ 18.49             --
EQ/MID CAP VALUE PLUS..............       0.95%           B            $ 17.38              8
EQ/MID CAP VALUE PLUS..............       1.20%           B            $ 16.79          4,716
EQ/MID CAP VALUE PLUS..............       1.25%           B            $ 14.78         10,926
EQ/MID CAP VALUE PLUS..............       1.30%           B            $ 14.68          8,296
EQ/MID CAP VALUE PLUS..............       1.35%           B            $ 16.45            732
EQ/MID CAP VALUE PLUS..............       1.40%           B            $ 16.33          7,269
EQ/MID CAP VALUE PLUS..............       1.50%           B            $ 14.51         15,222
EQ/MID CAP VALUE PLUS..............       1.55%           B            $ 16.00          7,106
EQ/MID CAP VALUE PLUS..............       1.60%           B            $ 15.88          2,940
EQ/MID CAP VALUE PLUS..............       1.65%           B            $ 14.35         16,208
EQ/MID CAP VALUE PLUS..............       1.70%           B            $ 15.67          1,830
EQ/MID CAP VALUE PLUS..............       1.80%           B            $ 15.45             24
EQ/MID CAP VALUE PLUS..............       1.90%           B            $ 15.24              9

EQ/MONEY MARKET....................       1.30%           A            $  9.87            312
EQ/MONEY MARKET....................       1.55%           A            $  9.84          1,626
EQ/MONEY MARKET....................       1.65%           A            $  9.83            123
EQ/MONEY MARKET....................       1.70%           A            $  9.82            118
EQ/MONEY MARKET....................       0.00%           B            $ 44.43             14
EQ/MONEY MARKET....................       0.50%           B            $ 38.33             --
EQ/MONEY MARKET....................       0.65%           B            $  1.00             --
EQ/MONEY MARKET....................       0.95%           B            $ 33.55              1
EQ/MONEY MARKET....................       1.15%           B            $ 11.07              2
EQ/MONEY MARKET....................       1.15%           B            $ 31.29             50
EQ/MONEY MARKET....................       1.15%           B            $ 31.61             25
EQ/MONEY MARKET....................       1.20%           B            $ 31.14          1,161
EQ/MONEY MARKET....................       1.25%           B            $  1.00         24,335
EQ/MONEY MARKET....................       1.25%           B            $ 10.55          4,557
EQ/MONEY MARKET....................       1.30%           B            $ 10.39          5,496
EQ/MONEY MARKET....................       1.35%           B            $ 29.78          1,398
EQ/MONEY MARKET....................       1.40%           B            $ 29.33          2,401
EQ/MONEY MARKET....................       1.50%           B            $ 10.36          8,789
EQ/MONEY MARKET....................       1.55%           B            $ 28.05          2,790
EQ/MONEY MARKET....................       1.55%           B            $ 31.29            508
EQ/MONEY MARKET....................       1.60%           B            $ 27.63          1,996
EQ/MONEY MARKET....................       1.65%           B            $ 10.25         10,912
EQ/MONEY MARKET....................       1.70%           B            $ 26.82            729
EQ/MONEY MARKET....................       1.70%           B            $ 31.18             26
EQ/MONEY MARKET....................       1.80%           B            $ 26.02              5
EQ/MONEY MARKET....................       1.90%           B            $ 25.25              2

EQ/MONTAG & CALDWELL GROWTH........       1.30%           A            $ 11.00            309
EQ/MONTAG & CALDWELL GROWTH........       1.55%           A            $ 10.97             51
EQ/MONTAG & CALDWELL GROWTH........       1.65%           A            $ 10.96             88
EQ/MONTAG & CALDWELL GROWTH........       1.70%           A            $ 10.95             10
EQ/MONTAG & CALDWELL GROWTH........       0.50%           B            $  5.87             --
EQ/MONTAG & CALDWELL GROWTH........       0.95%           B            $  5.56             --
EQ/MONTAG & CALDWELL GROWTH........       1.20%           B            $  5.39          1,575
EQ/MONTAG & CALDWELL GROWTH........       1.25%           B            $  5.36          3,294
EQ/MONTAG & CALDWELL GROWTH........       1.30%           B            $  2.13          9,473

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/MONTAG & CALDWELL GROWTH.............       1.35%           B            $  5.29            431
EQ/MONTAG & CALDWELL GROWTH.............       1.40%           B            $  5.26          3,448
EQ/MONTAG & CALDWELL GROWTH.............       1.50%           B            $  5.20          5,694
EQ/MONTAG & CALDWELL GROWTH.............       1.55%           B            $  5.16          5,560
EQ/MONTAG & CALDWELL GROWTH.............       1.60%           B            $  5.13          1,000
EQ/MONTAG & CALDWELL GROWTH.............       1.65%           B            $  5.10          6,667
EQ/MONTAG & CALDWELL GROWTH.............       1.70%           B            $  5.07            964
EQ/MONTAG & CALDWELL GROWTH.............       1.80%           B            $  5.01             14
EQ/MONTAG & CALDWELL GROWTH.............       1.90%           B            $  4.95              1

EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           A            $ 13.36            266
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           A            $ 13.33             57
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           A            $ 13.31            123
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           A            $ 13.30             10
EQ/MORGAN STANLEY MID CAP GROWTH........       0.50%           B            $ 17.77             --
EQ/MORGAN STANLEY MID CAP GROWTH........       0.95%           B            $ 17.32              7
EQ/MORGAN STANLEY MID CAP GROWTH........       1.20%           B            $ 17.07          1,445
EQ/MORGAN STANLEY MID CAP GROWTH........       1.25%           B            $ 17.02          3,905
EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           B            $ 16.97          5,277
EQ/MORGAN STANLEY MID CAP GROWTH........       1.35%           B            $ 16.92            512
EQ/MORGAN STANLEY MID CAP GROWTH........       1.40%           B            $ 16.87          2,831
EQ/MORGAN STANLEY MID CAP GROWTH........       1.50%           B            $ 16.78          5,482
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           B            $ 16.73          5,888
EQ/MORGAN STANLEY MID CAP GROWTH........       1.60%           B            $ 16.68            616
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           B            $ 16.63          9,351
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           B            $ 16.59            889
EQ/MORGAN STANLEY MID CAP GROWTH........       1.80%           B            $ 16.49              3
EQ/MORGAN STANLEY MID CAP GROWTH........       1.90%           B            $ 16.40              1

EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           A            $ 11.34             28
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           A            $ 11.31              2
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           A            $ 11.29             15
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           A            $ 11.29              2
EQ/MUTUAL LARGE CAP EQUITY..............       0.50%           B            $  9.28             --
EQ/MUTUAL LARGE CAP EQUITY..............       0.95%           B            $  9.10              5
EQ/MUTUAL LARGE CAP EQUITY..............       1.20%           B            $  9.00            673
EQ/MUTUAL LARGE CAP EQUITY..............       1.25%           B            $  8.98          2,191
EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           B            $  8.96          5,245
EQ/MUTUAL LARGE CAP EQUITY..............       1.35%           B            $  8.94            146
EQ/MUTUAL LARGE CAP EQUITY..............       1.40%           B            $  8.92            943
EQ/MUTUAL LARGE CAP EQUITY..............       1.50%           B            $  8.88          1,913
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           B            $  8.86          3,351
EQ/MUTUAL LARGE CAP EQUITY..............       1.60%           B            $  8.84            357
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           B            $  8.82          9,869
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           B            $  8.80          1,238
EQ/MUTUAL LARGE CAP EQUITY..............       1.80%           B            $  8.76              1
EQ/MUTUAL LARGE CAP EQUITY..............       1.90%           B            $  8.73             --

EQ/OPPENHEIMER GLOBAL...................       1.30%           A            $ 11.61            154
EQ/OPPENHEIMER GLOBAL...................       1.55%           A            $ 11.57             44
EQ/OPPENHEIMER GLOBAL...................       1.65%           A            $ 11.56             59
EQ/OPPENHEIMER GLOBAL...................       1.70%           A            $ 11.55              7
EQ/OPPENHEIMER GLOBAL...................       0.50%           B            $ 10.90             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/OPPENHEIMER GLOBAL............       0.95%           B            $ 10.69             --
EQ/OPPENHEIMER GLOBAL............       1.20%           B            $ 10.58            868
EQ/OPPENHEIMER GLOBAL............       1.25%           B            $ 10.55          1,897
EQ/OPPENHEIMER GLOBAL............       1.30%           B            $ 10.53          4,348
EQ/OPPENHEIMER GLOBAL............       1.35%           B            $ 10.51            241
EQ/OPPENHEIMER GLOBAL............       1.40%           B            $ 10.48          1,559
EQ/OPPENHEIMER GLOBAL............       1.50%           B            $ 10.44          2,390
EQ/OPPENHEIMER GLOBAL............       1.55%           B            $ 10.42          3,598
EQ/OPPENHEIMER GLOBAL............       1.60%           B            $ 10.39            462
EQ/OPPENHEIMER GLOBAL............       1.65%           B            $ 10.37          6,724
EQ/OPPENHEIMER GLOBAL............       1.70%           B            $ 10.35          1,073
EQ/OPPENHEIMER GLOBAL............       1.80%           B            $ 10.30              2
EQ/OPPENHEIMER GLOBAL............       1.90%           B            $ 10.26              1

EQ/PIMCO ULTRA SHORT BOND........       1.30%           A            $  9.96            476
EQ/PIMCO ULTRA SHORT BOND........       1.55%           A            $  9.94            104
EQ/PIMCO ULTRA SHORT BOND........       1.65%           A            $  9.92            228
EQ/PIMCO ULTRA SHORT BOND........       1.70%           A            $  9.92            531
EQ/PIMCO ULTRA SHORT BOND........       0.50%           B            $ 11.40             --
EQ/PIMCO ULTRA SHORT BOND........       0.95%           B            $ 11.11             --
EQ/PIMCO ULTRA SHORT BOND........       1.20%           B            $ 10.95          3,480
EQ/PIMCO ULTRA SHORT BOND........       1.25%           B            $ 10.92         12,574
EQ/PIMCO ULTRA SHORT BOND........       1.30%           B            $  9.50         17,862
EQ/PIMCO ULTRA SHORT BOND........       1.35%           B            $ 10.85          1,624
EQ/PIMCO ULTRA SHORT BOND........       1.40%           B            $ 10.82          7,237
EQ/PIMCO ULTRA SHORT BOND........       1.50%           B            $ 10.76         18,756
EQ/PIMCO ULTRA SHORT BOND........       1.55%           B            $ 10.73         16,269
EQ/PIMCO ULTRA SHORT BOND........       1.60%           B            $ 10.70          3,449
EQ/PIMCO ULTRA SHORT BOND........       1.65%           B            $ 10.67         36,696
EQ/PIMCO ULTRA SHORT BOND........       1.70%           B            $ 10.64          3,294
EQ/PIMCO ULTRA SHORT BOND........       1.80%           B            $ 10.58             15
EQ/PIMCO ULTRA SHORT BOND........       1.90%           B            $ 10.52             13

EQ/QUALITY BOND PLUS.............       0.50%           B            $ 19.80             --
EQ/QUALITY BOND PLUS.............       0.95%           B            $ 18.31              2
EQ/QUALITY BOND PLUS.............       1.20%           B            $ 17.53          2,529
EQ/QUALITY BOND PLUS.............       1.25%           B            $ 11.31          5,304
EQ/QUALITY BOND PLUS.............       1.30%           B            $ 11.21          5,967
EQ/QUALITY BOND PLUS.............       1.35%           B            $ 17.08            392
EQ/QUALITY BOND PLUS.............       1.40%           B            $ 16.93          4,631
EQ/QUALITY BOND PLUS.............       1.50%           B            $ 11.10          8,821
EQ/QUALITY BOND PLUS.............       1.55%           B            $ 16.49          4,269
EQ/QUALITY BOND PLUS.............       1.60%           B            $ 16.35          1,310
EQ/QUALITY BOND PLUS.............       1.65%           B            $ 10.98          9,470
EQ/QUALITY BOND PLUS.............       1.70%           B            $ 16.06            941
EQ/QUALITY BOND PLUS.............       1.80%           B            $ 15.78              5
EQ/QUALITY BOND PLUS.............       1.90%           B            $ 15.51              3

EQ/SMALL COMPANY INDEX...........       1.30%           A            $ 13.40             96
EQ/SMALL COMPANY INDEX...........       1.55%           A            $ 13.36             29
EQ/SMALL COMPANY INDEX...........       1.65%           A            $ 13.35             50
EQ/SMALL COMPANY INDEX...........       1.70%           A            $ 13.34             18
EQ/SMALL COMPANY INDEX...........       0.50%           B            $ 18.62             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                        ----------   ---------------   ------------   ------------
EQ/SMALL COMPANY INDEX...............       0.95%           B            $ 17.56              5
EQ/SMALL COMPANY INDEX...............       1.20%           B            $ 16.99          2,150
EQ/SMALL COMPANY INDEX...............       1.25%           B            $ 14.56          3,545
EQ/SMALL COMPANY INDEX...............       1.30%           B            $ 14.46          5,026
EQ/SMALL COMPANY INDEX...............       1.35%           B            $ 16.66            744
EQ/SMALL COMPANY INDEX...............       1.40%           B            $ 16.55          3,418
EQ/SMALL COMPANY INDEX...............       1.50%           B            $ 14.29          4,821
EQ/SMALL COMPANY INDEX...............       1.55%           B            $ 16.22          4,357
EQ/SMALL COMPANY INDEX...............       1.60%           B            $ 16.12          1,345
EQ/SMALL COMPANY INDEX...............       1.65%           B            $ 14.13          7,175
EQ/SMALL COMPANY INDEX...............       1.70%           B            $ 15.91            850
EQ/SMALL COMPANY INDEX...............       1.80%           B            $ 15.70             10
EQ/SMALL COMPANY INDEX...............       1.90%           B            $ 15.49              2

EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           A            $ 11.92            287
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           A            $ 11.88             54
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           A            $ 11.87             98
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           A            $ 11.86              4
EQ/T. ROWE PRICE GROWTH STOCK........       0.50%           B            $ 19.50             --
EQ/T. ROWE PRICE GROWTH STOCK........       0.95%           B            $ 17.61              3
EQ/T. ROWE PRICE GROWTH STOCK........       1.20%           B            $ 16.64          1,468
EQ/T. ROWE PRICE GROWTH STOCK........       1.25%           B            $ 16.45          2,236
EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           B            $  6.22          9,277
EQ/T. ROWE PRICE GROWTH STOCK........       1.35%           B            $ 16.08            404
EQ/T. ROWE PRICE GROWTH STOCK........       1.40%           B            $ 15.90          2,506
EQ/T. ROWE PRICE GROWTH STOCK........       1.50%           B            $ 15.55          3,691
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           B            $ 15.37          4,145
EQ/T. ROWE PRICE GROWTH STOCK........       1.60%           B            $ 15.20          1,157
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           B            $ 15.02          5,568
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           B            $ 14.85            606
EQ/T. ROWE PRICE GROWTH STOCK........       1.80%           B            $ 14.52              9
EQ/T. ROWE PRICE GROWTH STOCK........       1.90%           B            $ 14.19             11

EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           A            $ 10.87             41
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           A            $ 10.84             22
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           A            $ 10.82             14
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           A            $ 10.82             10
EQ/TEMPLETON GLOBAL EQUITY...........       0.50%           B            $  8.97             --
EQ/TEMPLETON GLOBAL EQUITY...........       0.95%           B            $  8.80              1
EQ/TEMPLETON GLOBAL EQUITY...........       1.20%           B            $  8.70            468
EQ/TEMPLETON GLOBAL EQUITY...........       1.25%           B            $  8.68          1,576
EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           B            $  8.66          5,019
EQ/TEMPLETON GLOBAL EQUITY...........       1.35%           B            $  8.64            172
EQ/TEMPLETON GLOBAL EQUITY...........       1.40%           B            $  8.62            801
EQ/TEMPLETON GLOBAL EQUITY...........       1.50%           B            $  8.59          1,839
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           B            $  8.57          3,481
EQ/TEMPLETON GLOBAL EQUITY...........       1.60%           B            $  8.55            377
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           B            $  8.53          8,076
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           B            $  8.51            694
EQ/TEMPLETON GLOBAL EQUITY...........       1.80%           B            $  8.47              2
EQ/TEMPLETON GLOBAL EQUITY...........       1.90%           B            $  8.44             --

EQ/UBS GROWTH & INCOME...............       0.50%           B            $  5.97             --
EQ/UBS GROWTH & INCOME...............       0.95%           B            $  5.65             --
EQ/UBS GROWTH & INCOME...............       1.20%           B            $  5.48            281

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                          ----------   -----------------   ------------   ------------
EQ/UBS GROWTH & INCOME.................................       1.25%           B              $  5.44          1,577
EQ/UBS GROWTH & INCOME.................................       1.30%           B              $  2.13          5,355
EQ/UBS GROWTH & INCOME.................................       1.35%           B              $  5.38             77
EQ/UBS GROWTH & INCOME.................................       1.40%           B              $  5.34            571
EQ/UBS GROWTH & INCOME.................................       1.50%           B              $  5.28          3,153
EQ/UBS GROWTH & INCOME.................................       1.55%           B              $  5.25          2,555
EQ/UBS GROWTH & INCOME.................................       1.60%           B              $  5.21            105
EQ/UBS GROWTH & INCOME.................................       1.65%           B              $  5.18          2,625
EQ/UBS GROWTH & INCOME.................................       1.70%           B              $  5.15            161
EQ/UBS GROWTH & INCOME.................................       1.80%           B              $  5.09             --
EQ/UBS GROWTH & INCOME.................................       1.90%           B              $  5.03             --

EQ/VAN KAMPEN COMSTOCK.................................       1.30%           A              $ 11.64             44
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           A              $ 11.61             15
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           A              $ 11.59             19
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           A              $ 11.59              5
EQ/VAN KAMPEN COMSTOCK.................................       0.50%           B              $ 10.78             --
EQ/VAN KAMPEN COMSTOCK.................................       0.95%           B              $ 10.51              1
EQ/VAN KAMPEN COMSTOCK.................................       1.20%           B              $ 10.36            446
EQ/VAN KAMPEN COMSTOCK.................................       1.25%           B              $ 10.33          3,440
EQ/VAN KAMPEN COMSTOCK.................................       1.30%           B              $ 10.30          2,995
EQ/VAN KAMPEN COMSTOCK.................................       1.35%           B              $ 10.27            196
EQ/VAN KAMPEN COMSTOCK.................................       1.40%           B              $ 10.24            711
EQ/VAN KAMPEN COMSTOCK.................................       1.50%           B              $ 10.18          2,918
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           B              $ 10.15          2,134
EQ/VAN KAMPEN COMSTOCK.................................       1.60%           B              $ 10.12            314
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           B              $ 10.09          9,622
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           B              $ 10.07            587
EQ/VAN KAMPEN COMSTOCK.................................       1.80%           B              $ 10.01              4
EQ/VAN KAMPEN COMSTOCK.................................       1.90%           B              $  9.95              1

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.50%           B              $ 12.42             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.95%           B              $ 11.76             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.20%           B              $ 11.41          2,554
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.25%           B              $ 15.31          3,103
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.30%           B              $ 15.21          3,985
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.35%           B              $ 11.21            473
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.40%           B              $ 11.14          3,291
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.50%           B              $ 15.03          3,935
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.55%           B              $ 10.94          5,391
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.60%           B              $ 10.87          1,289
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.65%           B              $ 14.86          6,166
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.70%           B              $ 10.74            957
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.80%           B              $ 10.61             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.90%           B              $ 10.48              3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.30%    Service Class 2       $ 11.75             14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.55%    Service Class 2       $ 11.72             27
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.65%    Service Class 2       $ 11.71             25
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.70%    Service Class 2       $ 11.70             --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.30%    Service Class 2       $ 11.97            507
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.55%    Service Class 2       $ 11.94            124
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.65%    Service Class 2       $ 11.92            411
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.70%    Service Class 2       $ 11.91             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                    UNITS
                                                                 CONTRACT                                        OUTSTANDING
                                                                 CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                                ----------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.30%    Service Class 2       $ 12.91           251
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.55%    Service Class 2       $ 12.87            64
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.65%    Service Class 2       $ 12.86            95
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.70%    Service Class 2       $ 12.85             7

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.30%    Service Class 2       $ 10.90           355
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.55%    Service Class 2       $ 10.87            69
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.65%    Service Class 2       $ 10.86           156
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.70%    Service Class 2       $ 10.85            51

FRANKLIN INCOME SECURITIES FUND..............................       1.30%        Class 2           $ 10.87           144
FRANKLIN INCOME SECURITIES FUND..............................       1.55%        Class 2           $ 10.85            41
FRANKLIN INCOME SECURITIES FUND..............................       1.65%        Class 2           $ 10.84            74
FRANKLIN INCOME SECURITIES FUND..............................       1.70%        Class 2           $ 10.83            93

FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.30%        Class 2           $ 11.11           253
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.55%        Class 2           $ 11.08            60
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.65%        Class 2           $ 11.07            91
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.70%        Class 2           $ 11.06            36

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.30%        Class 2           $ 10.62            53
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.55%        Class 2           $ 10.59            18
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.65%        Class 2           $ 10.58            25
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.70%        Class 2           $ 10.58             8

GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.30%     Service Shares       $ 12.90           148
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.55%     Service Shares       $ 12.86            35
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.65%     Service Shares       $ 12.84            58
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.70%     Service Shares       $ 12.84             2

INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.30%       Series II          $ 10.88            22
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.55%       Series II          $ 10.85            24
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.65%       Series II          $ 10.83            10
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.70%       Series II          $ 10.83             3

INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.30%       Series II          $ 11.83           269
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.55%       Series II          $ 11.80            71
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.65%       Series II          $ 11.78           118
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.70%       Series II          $ 11.77            25

INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.30%       Series II          $ 11.40           235
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.55%       Series II          $ 11.36            49
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.65%       Series II          $ 11.35            77
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.70%       Series II          $ 11.34             5

INVESCO V.I. LEISURE FUND....................................       1.30%       Series II          $ 12.36             6
INVESCO V.I. LEISURE FUND....................................       1.55%       Series II          $ 12.33             1
INVESCO V.I. LEISURE FUND....................................       1.65%       Series II          $ 12.31             4
INVESCO V.I. LEISURE FUND....................................       1.70%       Series II          $ 12.31            --

INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.30%       Series II          $ 11.67            84
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.55%       Series II          $ 11.63            15
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.65%       Series II          $ 11.62            21
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.70%       Series II          $ 11.61             3

INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.30%       Series II          $ 13.50            34
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.55%       Series II          $ 13.46            15
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.65%       Series II          $ 13.45            21
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.70%       Series II          $ 13.44             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                              ----------   ----------------   ------------   ------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.30%      Common Shares      $ 11.66           204
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.55%      Common Shares      $ 11.63            85
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.65%      Common Shares      $ 11.61            72
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.70%      Common Shares      $ 11.61            17

IVY FUNDS VIP ENERGY.......................................       1.30%      Common Shares      $ 12.43           120
IVY FUNDS VIP ENERGY.......................................       1.55%      Common Shares      $ 12.39            57
IVY FUNDS VIP ENERGY.......................................       1.65%      Common Shares      $ 12.38            48
IVY FUNDS VIP ENERGY.......................................       1.70%      Common Shares      $ 12.37             4

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.30%      Common Shares      $ 11.96           220
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.55%      Common Shares      $ 11.92            68
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.65%      Common Shares      $ 11.91           111
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.70%      Common Shares      $ 11.90            20

IVY FUNDS VIP HIGH INCOME..................................       1.30%      Common Shares      $ 11.67           362
IVY FUNDS VIP HIGH INCOME..................................       1.55%      Common Shares      $ 11.64           126
IVY FUNDS VIP HIGH INCOME..................................       1.65%      Common Shares      $ 11.63           232
IVY FUNDS VIP HIGH INCOME..................................       1.70%      Common Shares      $ 11.62            58

IVY FUNDS VIP MID CAP GROWTH...............................       1.30%      Common Shares      $ 13.54           172
IVY FUNDS VIP MID CAP GROWTH...............................       1.55%      Common Shares      $ 13.50            70
IVY FUNDS VIP MID CAP GROWTH...............................       1.65%      Common Shares      $ 13.48            76
IVY FUNDS VIP MID CAP GROWTH...............................       1.70%      Common Shares      $ 13.48            10

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.30%      Common Shares      $ 11.82           118
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.55%      Common Shares      $ 11.78            53
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.65%      Common Shares      $ 11.77            51
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.70%      Common Shares      $ 11.76             5

IVY FUNDS VIP SMALL CAP GROWTH.............................       1.30%      Common Shares      $ 13.44           162
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.55%      Common Shares      $ 13.40            37
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.65%      Common Shares      $ 13.38            77
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.70%      Common Shares      $ 13.38             3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.30%     Service Shares      $ 12.37           587
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.55%     Service Shares      $ 12.33           168
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.65%     Service Shares      $ 12.32           283
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.70%     Service Shares      $ 12.31            26

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.30%      Service Class      $ 10.83           295
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.55%      Service Class      $ 10.80            73
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.65%      Service Class      $ 10.79           125
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.70%      Service Class      $ 10.78             8

MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.30%      Service Class      $ 11.55            98
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.55%      Service Class      $ 11.52            29
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.65%      Service Class      $ 11.51            35
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.70%      Service Class      $ 11.50            --

MFS(R) INVESTORS TRUST SERIES..............................       1.30%      Service Class      $ 11.29            59
MFS(R) INVESTORS TRUST SERIES..............................       1.55%      Service Class      $ 11.25            26
MFS(R) INVESTORS TRUST SERIES..............................       1.65%      Service Class      $ 11.24            25
MFS(R) INVESTORS TRUST SERIES..............................       1.70%      Service Class      $ 11.23             1

MFS(R) TECHNOLOGY PORTFOLIO................................       1.30%      Service Class      $ 12.17            75
MFS(R) TECHNOLOGY PORTFOLIO................................       1.55%      Service Class      $ 12.14            37

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MFS(R) TECHNOLOGY PORTFOLIO...............       1.65%     Service Class      $ 12.13             42
MFS(R) TECHNOLOGY PORTFOLIO...............       1.70%     Service Class      $ 12.12              2

MFS(R) UTILITIES SERIES...................       1.30%     Service Class      $ 11.80             84
MFS(R) UTILITIES SERIES...................       1.55%     Service Class      $ 11.76             22
MFS(R) UTILITIES SERIES...................       1.65%     Service Class      $ 11.75             25
MFS(R) UTILITIES SERIES...................       1.70%     Service Class      $ 11.74              9

MULTIMANAGER AGGRESSIVE EQUITY............       0.50%           B            $ 67.09             --
MULTIMANAGER AGGRESSIVE EQUITY............       0.95%           B            $ 59.92              1
MULTIMANAGER AGGRESSIVE EQUITY............       1.20%           B            $ 56.25          1,032
MULTIMANAGER AGGRESSIVE EQUITY............       1.25%           B            $ 11.95          5,358
MULTIMANAGER AGGRESSIVE EQUITY............       1.30%           B            $ 11.79          4,150
MULTIMANAGER AGGRESSIVE EQUITY............       1.35%           B            $ 54.16            327
MULTIMANAGER AGGRESSIVE EQUITY............       1.40%           B            $ 53.48          1,749
MULTIMANAGER AGGRESSIVE EQUITY............       1.50%           B            $ 11.73          8,300
MULTIMANAGER AGGRESSIVE EQUITY............       1.55%           B            $ 51.49          1,021
MULTIMANAGER AGGRESSIVE EQUITY............       1.60%           B            $ 50.84            669
MULTIMANAGER AGGRESSIVE EQUITY............       1.65%           B            $ 11.60          8,625
MULTIMANAGER AGGRESSIVE EQUITY............       1.70%           B            $ 49.57            250
MULTIMANAGER AGGRESSIVE EQUITY............       1.80%           B            $ 48.33             10
MULTIMANAGER AGGRESSIVE EQUITY............       1.90%           B            $ 47.12              1

MULTIMANAGER CORE BOND....................       0.50%           B            $ 14.74             --
MULTIMANAGER CORE BOND....................       0.95%           B            $ 14.15             --
MULTIMANAGER CORE BOND....................       1.20%           B            $ 13.83          7,381
MULTIMANAGER CORE BOND....................       1.25%           B            $ 12.80          7,888
MULTIMANAGER CORE BOND....................       1.30%           B            $ 12.78         11,264
MULTIMANAGER CORE BOND....................       1.35%           B            $ 13.64            813
MULTIMANAGER CORE BOND....................       1.40%           B            $ 13.58         12,876
MULTIMANAGER CORE BOND....................       1.50%           B            $ 12.57         12,349
MULTIMANAGER CORE BOND....................       1.55%           B            $ 13.40          9,742
MULTIMANAGER CORE BOND....................       1.60%           B            $ 13.34          4,073
MULTIMANAGER CORE BOND....................       1.65%           B            $ 12.43         18,690
MULTIMANAGER CORE BOND....................       1.70%           B            $ 13.21          3,413
MULTIMANAGER CORE BOND....................       1.80%           B            $ 13.09             25
MULTIMANAGER CORE BOND....................       1.90%           B            $ 12.97              3

MULTIMANAGER INTERNATIONAL EQUITY.........       0.50%           B            $ 14.29             --
MULTIMANAGER INTERNATIONAL EQUITY.........       0.95%           B            $ 13.72             --
MULTIMANAGER INTERNATIONAL EQUITY.........       1.20%           B            $ 13.41          2,387
MULTIMANAGER INTERNATIONAL EQUITY.........       1.25%           B            $ 14.48          3,317
MULTIMANAGER INTERNATIONAL EQUITY.........       1.30%           B            $ 14.41          3,852
MULTIMANAGER INTERNATIONAL EQUITY.........       1.35%           B            $ 13.23            392
MULTIMANAGER INTERNATIONAL EQUITY.........       1.40%           B            $ 13.17          3,730
MULTIMANAGER INTERNATIONAL EQUITY.........       1.50%           B            $ 14.21          4,866
MULTIMANAGER INTERNATIONAL EQUITY.........       1.55%           B            $ 12.99          4,046
MULTIMANAGER INTERNATIONAL EQUITY.........       1.60%           B            $ 12.93          1,251
MULTIMANAGER INTERNATIONAL EQUITY.........       1.65%           B            $ 14.06          7,570
MULTIMANAGER INTERNATIONAL EQUITY.........       1.70%           B            $ 12.81            842
MULTIMANAGER INTERNATIONAL EQUITY.........       1.80%           B            $ 12.69              8
MULTIMANAGER INTERNATIONAL EQUITY.........       1.90%           B            $ 12.58              1

MULTIMANAGER LARGE CAP CORE EQUITY........       0.50%           B            $ 11.84             --
MULTIMANAGER LARGE CAP CORE EQUITY........       0.95%           B            $ 11.36             --
MULTIMANAGER LARGE CAP CORE EQUITY........       1.20%           B            $ 11.11          1,524

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MULTIMANAGER LARGE CAP CORE EQUITY........       1.25%           B            $ 12.10            940
MULTIMANAGER LARGE CAP CORE EQUITY........       1.30%           B            $ 12.04            928
MULTIMANAGER LARGE CAP CORE EQUITY........       1.35%           B            $ 10.96            153
MULTIMANAGER LARGE CAP CORE EQUITY........       1.40%           B            $ 10.91          2,699
MULTIMANAGER LARGE CAP CORE EQUITY........       1.50%           B            $ 11.88          1,498
MULTIMANAGER LARGE CAP CORE EQUITY........       1.55%           B            $ 10.76          1,066
MULTIMANAGER LARGE CAP CORE EQUITY........       1.60%           B            $ 10.71            856
MULTIMANAGER LARGE CAP CORE EQUITY........       1.65%           B            $ 11.75          2,716
MULTIMANAGER LARGE CAP CORE EQUITY........       1.70%           B            $ 10.61            416
MULTIMANAGER LARGE CAP CORE EQUITY........       1.80%           B            $ 10.52              1
MULTIMANAGER LARGE CAP CORE EQUITY........       1.90%           B            $ 10.42             --

MULTIMANAGER LARGE CAP VALUE..............       0.50%           B            $ 13.24             --
MULTIMANAGER LARGE CAP VALUE..............       0.95%           B            $ 12.71             14
MULTIMANAGER LARGE CAP VALUE..............       1.20%           B            $ 12.42          2,921
MULTIMANAGER LARGE CAP VALUE..............       1.25%           B            $ 13.37          2,975
MULTIMANAGER LARGE CAP VALUE..............       1.30%           B            $ 13.31          3,101
MULTIMANAGER LARGE CAP VALUE..............       1.35%           B            $ 12.25            334
MULTIMANAGER LARGE CAP VALUE..............       1.40%           B            $ 12.20          5,125
MULTIMANAGER LARGE CAP VALUE..............       1.50%           B            $ 13.13          4,871
MULTIMANAGER LARGE CAP VALUE..............       1.55%           B            $ 12.03          3,050
MULTIMANAGER LARGE CAP VALUE..............       1.60%           B            $ 11.98          1,891
MULTIMANAGER LARGE CAP VALUE..............       1.65%           B            $ 12.98          5,659
MULTIMANAGER LARGE CAP VALUE..............       1.70%           B            $ 11.87            753
MULTIMANAGER LARGE CAP VALUE..............       1.80%           B            $ 11.76             26
MULTIMANAGER LARGE CAP VALUE..............       1.90%           B            $ 11.65              3

MULTIMANAGER MID CAP GROWTH...............       0.50%           B            $ 12.70             --
MULTIMANAGER MID CAP GROWTH...............       0.95%           B            $ 12.19             --
MULTIMANAGER MID CAP GROWTH...............       1.20%           B            $ 11.92          3,508
MULTIMANAGER MID CAP GROWTH...............       1.25%           B            $ 14.55          2,295
MULTIMANAGER MID CAP GROWTH...............       1.30%           B            $ 14.49          2,136
MULTIMANAGER MID CAP GROWTH...............       1.35%           B            $ 11.76            323
MULTIMANAGER MID CAP GROWTH...............       1.40%           B            $ 11.70          5,692
MULTIMANAGER MID CAP GROWTH...............       1.50%           B            $ 14.29          3,349
MULTIMANAGER MID CAP GROWTH...............       1.55%           B            $ 11.54          2,479
MULTIMANAGER MID CAP GROWTH...............       1.60%           B            $ 11.49          1,969
MULTIMANAGER MID CAP GROWTH...............       1.65%           B            $ 14.13          4,760
MULTIMANAGER MID CAP GROWTH...............       1.70%           B            $ 11.39            783
MULTIMANAGER MID CAP GROWTH...............       1.80%           B            $ 11.28              9
MULTIMANAGER MID CAP GROWTH...............       1.90%           B            $ 11.18              2

MULTIMANAGER MID CAP VALUE................       0.50%           B            $ 16.46             --
MULTIMANAGER MID CAP VALUE................       0.95%           B            $ 15.80              2
MULTIMANAGER MID CAP VALUE................       1.20%           B            $ 15.45          2,764
MULTIMANAGER MID CAP VALUE................       1.25%           B            $ 16.52          2,341
MULTIMANAGER MID CAP VALUE................       1.30%           B            $ 16.45          2,689
MULTIMANAGER MID CAP VALUE................       1.35%           B            $ 15.24            334
MULTIMANAGER MID CAP VALUE................       1.40%           B            $ 15.17          4,584
MULTIMANAGER MID CAP VALUE................       1.50%           B            $ 16.22          3,593
MULTIMANAGER MID CAP VALUE................       1.55%           B            $ 14.96          2,739
MULTIMANAGER MID CAP VALUE................       1.60%           B            $ 14.89          1,604
MULTIMANAGER MID CAP VALUE................       1.65%           B            $ 16.04          4,840
MULTIMANAGER MID CAP VALUE................       1.70%           B            $ 14.76            760
MULTIMANAGER MID CAP VALUE................       1.80%           B            $ 14.62             14
MULTIMANAGER MID CAP VALUE................       1.90%           B            $ 14.49              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........       0.50%           B            $ 34.87             --
MULTIMANAGER MULTI-SECTOR BOND........       0.95%           B            $ 31.27              3
MULTIMANAGER MULTI-SECTOR BOND........       1.20%           B            $ 29.43          2,148
MULTIMANAGER MULTI-SECTOR BOND........       1.25%           B            $ 11.02          6,032
MULTIMANAGER MULTI-SECTOR BOND........       1.30%           B            $ 10.89          3,634
MULTIMANAGER MULTI-SECTOR BOND........       1.35%           B            $ 28.38          1,017
MULTIMANAGER MULTI-SECTOR BOND........       1.40%           B            $ 28.04          3,528
MULTIMANAGER MULTI-SECTOR BOND........       1.50%           B            $ 10.82         10,052
MULTIMANAGER MULTI-SECTOR BOND........       1.55%           B            $ 27.03          2,079
MULTIMANAGER MULTI-SECTOR BOND........       1.60%           B            $ 26.70          1,666
MULTIMANAGER MULTI-SECTOR BOND........       1.65%           B            $ 10.70          8,961
MULTIMANAGER MULTI-SECTOR BOND........       1.70%           B            $ 26.06            641
MULTIMANAGER MULTI-SECTOR BOND........       1.80%           B            $ 25.43              9
MULTIMANAGER MULTI-SECTOR BOND........       1.90%           B            $ 24.82             --

MULTIMANAGER SMALL CAP GROWTH.........       0.50%           B            $  9.52             --
MULTIMANAGER SMALL CAP GROWTH.........       0.95%           B            $  9.01             --
MULTIMANAGER SMALL CAP GROWTH.........       1.20%           B            $  8.74            638
MULTIMANAGER SMALL CAP GROWTH.........       1.25%           B            $  8.69          3,507
MULTIMANAGER SMALL CAP GROWTH.........       1.30%           B            $  4.98          7,726
MULTIMANAGER SMALL CAP GROWTH.........       1.35%           B            $  8.58            327
MULTIMANAGER SMALL CAP GROWTH.........       1.40%           B            $  8.53          1,369
MULTIMANAGER SMALL CAP GROWTH.........       1.50%           B            $  8.43          5,243
MULTIMANAGER SMALL CAP GROWTH.........       1.55%           B            $  8.37          4,459
MULTIMANAGER SMALL CAP GROWTH.........       1.60%           B            $  8.32            379
MULTIMANAGER SMALL CAP GROWTH.........       1.65%           B            $  8.27          7,044
MULTIMANAGER SMALL CAP GROWTH.........       1.70%           B            $  8.22            746
MULTIMANAGER SMALL CAP GROWTH.........       1.80%           B            $  8.12              1
MULTIMANAGER SMALL CAP GROWTH.........       1.90%           B            $  8.02             --

MULTIMANAGER SMALL CAP VALUE..........       0.50%           B            $ 18.36             --
MULTIMANAGER SMALL CAP VALUE..........       0.95%           B            $ 17.31              4
MULTIMANAGER SMALL CAP VALUE..........       1.20%           B            $ 16.75          3,404
MULTIMANAGER SMALL CAP VALUE..........       1.25%           B            $ 12.58          4,833
MULTIMANAGER SMALL CAP VALUE..........       1.30%           B            $ 12.49          1,478
MULTIMANAGER SMALL CAP VALUE..........       1.35%           B            $ 16.42          1,650
MULTIMANAGER SMALL CAP VALUE..........       1.40%           B            $ 16.31          4,601
MULTIMANAGER SMALL CAP VALUE..........       1.50%           B            $ 12.35          6,348
MULTIMANAGER SMALL CAP VALUE..........       1.55%           B            $ 15.99          1,878
MULTIMANAGER SMALL CAP VALUE..........       1.60%           B            $ 15.89          2,303
MULTIMANAGER SMALL CAP VALUE..........       1.65%           B            $ 12.21          5,724
MULTIMANAGER SMALL CAP VALUE..........       1.70%           B            $ 15.68            612
MULTIMANAGER SMALL CAP VALUE..........       1.80%           B            $ 15.48             28
MULTIMANAGER SMALL CAP VALUE..........       1.90%           B            $ 15.27              5

MULTIMANAGER TECHNOLOGY...............       0.50%           B            $ 12.65             --
MULTIMANAGER TECHNOLOGY...............       0.95%           B            $ 12.14             11
MULTIMANAGER TECHNOLOGY...............       1.20%           B            $ 11.87          1,987
MULTIMANAGER TECHNOLOGY...............       1.25%           B            $ 13.82          2,728
MULTIMANAGER TECHNOLOGY...............       1.30%           B            $ 13.76          3,303
MULTIMANAGER TECHNOLOGY...............       1.35%           B            $ 11.71            551
MULTIMANAGER TECHNOLOGY...............       1.40%           B            $ 11.66          4,626
MULTIMANAGER TECHNOLOGY...............       1.50%           B            $ 13.57          5,506
MULTIMANAGER TECHNOLOGY...............       1.55%           B            $ 11.50          5,183
MULTIMANAGER TECHNOLOGY...............       1.60%           B            $ 11.45          1,814

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                ----------   ---------------   ------------   ------------
MULTIMANAGER TECHNOLOGY......................................       1.65%          B             $ 13.42          5,979
MULTIMANAGER TECHNOLOGY......................................       1.70%          B             $ 11.34            705
MULTIMANAGER TECHNOLOGY......................................       1.80%          B             $ 11.24              7
MULTIMANAGER TECHNOLOGY......................................       1.90%          B             $ 11.14             --

MUTUAL SHARES SECURITIES FUND................................       1.30%       Class 2          $ 10.74             69
MUTUAL SHARES SECURITIES FUND................................       1.55%       Class 2          $ 10.71             19
MUTUAL SHARES SECURITIES FUND................................       1.65%       Class 2          $ 10.70             51
MUTUAL SHARES SECURITIES FUND................................       1.70%       Class 2          $ 10.70              7

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.30%    Advisor Class       $ 12.96            164
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.55%    Advisor Class       $ 12.93             22
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.65%    Advisor Class       $ 12.91             99
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.70%    Advisor Class       $ 12.90             31

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.30%    Advisor Class       $ 11.11            244
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.55%    Advisor Class       $ 11.08             86
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.65%    Advisor Class       $ 11.07            107
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.70%    Advisor Class       $ 11.06             35

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.30%    Advisor Class       $ 10.64            462
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.55%    Advisor Class       $ 10.61            113
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.65%    Advisor Class       $ 10.59            290
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.70%    Advisor Class       $ 10.59             75

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.30%    Advisor Class       $ 10.64          1,151
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.55%    Advisor Class       $ 10.61            222
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.65%    Advisor Class       $ 10.60            607
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.70%    Advisor Class       $ 10.60            288

PROFUND VP BEAR..............................................       1.30%    Common Shares       $  7.84             20
PROFUND VP BEAR..............................................       1.55%    Common Shares       $  7.82              6
PROFUND VP BEAR..............................................       1.65%    Common Shares       $  7.81             26
PROFUND VP BEAR..............................................       1.70%    Common Shares       $  7.81              3

PROFUND VP BIOTECHNOLOGY.....................................       1.30%    Common Shares       $ 10.47             39
PROFUND VP BIOTECHNOLOGY.....................................       1.55%    Common Shares       $ 10.44             13
PROFUND VP BIOTECHNOLOGY.....................................       1.65%    Common Shares       $ 10.42             18
PROFUND VP BIOTECHNOLOGY.....................................       1.70%    Common Shares       $ 10.42              1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.30%       Class II         $ 11.99             71
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.55%       Class II         $ 11.95             43
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.65%       Class II         $ 11.94             38
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.70%       Class II         $ 11.93              1

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.30%       Class 2          $ 11.95            158
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.55%       Class 2          $ 11.92             43
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.65%       Class 2          $ 11.90             76
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.70%       Class 2          $ 11.90              3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ----------------   ------------   ------------
TEMPLETON FOREIGN SECURITIES FUND............       1.30%        Class 2          $ 10.79           158
TEMPLETON FOREIGN SECURITIES FUND............       1.55%        Class 2          $ 10.75            23
TEMPLETON FOREIGN SECURITIES FUND............       1.65%        Class 2          $ 10.74            60
TEMPLETON FOREIGN SECURITIES FUND............       1.70%        Class 2          $ 10.74            23

TEMPLETON GLOBAL BOND SECURITIES FUND........       1.30%        Class 2          $ 11.35           777
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.55%        Class 2          $ 11.32           189
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.65%        Class 2          $ 11.31           437
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.70%        Class 2          $ 11.30            89

TEMPLETON GROWTH SECURITIES FUND.............       1.30%        Class 2          $ 10.30            21
TEMPLETON GROWTH SECURITIES FUND.............       1.55%        Class 2          $ 10.27             4
TEMPLETON GROWTH SECURITIES FUND.............       1.65%        Class 2          $ 10.26            34
TEMPLETON GROWTH SECURITIES FUND.............       1.70%        Class 2          $ 10.26             1

VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.30%    Class S Shares       $ 13.08           327
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.55%    Class S Shares       $ 13.04            95
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.65%    Class S Shares       $ 13.03           135
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.70%    Class S Shares       $ 13.02            31

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                    ALLIANCEBERNSTEIN VPS
                                                       ALL ASSET       BALANCED WEALTH
                                                      ALLOCATION*    STRATEGY PORTFOLIO
                                                     ------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 27,315           $  5,544
 Expenses:
  Less: Asset-based charges.........................     10,089              7,746
                                                       --------           --------
NET INVESTMENT INCOME (LOSS)........................     17,226             (2,202)
                                                       --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,100)             2,320
  Realized gain distribution from The Trusts........     39,375                 --
                                                       --------           --------
 Net realized gain (loss)...........................     36,275              2,320
                                                       --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     98,495             82,744
                                                       --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    134,770             85,064
                                                       --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $151,996           $ 82,862
                                                       ========           ========


                                                      ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                       INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                            PORTFOLIO           COMPANY VALUE          VALUE
                                                     ----------------------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $  2,246              $ 2,418            $ 29,682
 Expenses:
  Less: Asset-based charges.........................           5,822                2,166              13,666
                                                            --------              -------            --------
NET INVESTMENT INCOME (LOSS)........................          (3,576)                 252              16,016
                                                            --------              -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            (755)                (490)              4,713
  Realized gain distribution from The Trusts........              --                   --                  --
                                                            --------              -------            --------
 Net realized gain (loss)...........................            (755)                (490)              4,713
                                                            --------              -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         125,947               30,689             228,547
                                                            --------              -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         125,192               30,199             233,260
                                                            --------              -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $121,616              $30,451            $249,276
                                                            ========              =======            ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION*       STRATEGY*       ALLOCATION*
                                                     ----------------- -------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    44,530,588   $ 5,504,517      $ 42,174,090
 Expenses:
  Less: Asset-based charges.........................       43,293,007     3,945,554        30,230,383
                                                      ---------------   -----------      ------------
NET INVESTMENT INCOME (LOSS)........................        1,237,581     1,558,963        11,943,707
                                                      ---------------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (250,173,315)      807,208        (1,396,274)
  Realized gain distribution from The Trusts........       66,898,067     2,231,150        84,033,297
                                                      ---------------   -----------      ------------
 Net realized gain (loss)...........................     (183,275,248)    3,038,358        82,637,023
                                                      ---------------   -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      488,754,760    25,097,789        19,959,612
                                                      ---------------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      305,479,512    28,136,147       102,596,635
                                                      ---------------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   306,717,093   $29,695,110      $114,540,342
                                                      ===============   ===========      ============


                                                      AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                     ------------------ ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 3,071,346        $1,912,645          $  34,431,142
 Expenses:
  Less: Asset-based charges.........................       2,339,225         1,403,107             25,911,973
                                                         -----------        ----------          -------------
NET INVESTMENT INCOME (LOSS)........................         732,121           509,538              8,519,169
                                                         -----------        ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         805,874           899,682            (48,205,294)
  Realized gain distribution from The Trusts........       1,271,367           597,700             51,875,170
                                                         -----------        ----------          -------------
 Net realized gain (loss)...........................       2,077,241         1,497,382              3,669,876
                                                         -----------        ----------          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,327,306         3,082,030            115,049,961
                                                         -----------        ----------          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,404,547         4,579,412            118,719,837
                                                         -----------        ----------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $14,136,668        $5,088,950          $ 127,239,006
                                                         ===========        ==========          =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA GROWTH     AXA MODERATE      AXA MODERATE
                                                       STRATEGY*      ALLOCATION*     GROWTH STRATEGY*
                                                     ------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 5,992,969   $   153,290,909      $13,383,405
 Expenses:
  Less: Asset-based charges.........................    5,747,886       107,351,580        9,741,677
                                                      -----------   ---------------      -----------
NET INVESTMENT INCOME (LOSS)........................      245,083        45,939,329        3,641,728
                                                      -----------   ---------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,908,286      (148,671,531)       1,968,626
  Realized gain distribution from The Trusts........    3,271,588       174,676,439        5,425,752
                                                      -----------   ---------------      -----------
 Net realized gain (loss)...........................    5,179,874        26,004,908        7,394,378
                                                      -----------   ---------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   40,955,455       505,050,402       72,357,490
                                                      -----------   ---------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   46,135,329       531,055,310       79,751,868
                                                      -----------   ---------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $46,380,412   $   576,994,639      $83,393,596
                                                      ===========   ===============      ===========


                                                      AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                         ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                     ------------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   177,666,482     $    7,286      $      315
 Expenses:
  Less: Asset-based charges.........................       156,987,655        132,189         118,638
                                                       ---------------     ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        20,678,827       (124,903)       (118,323)
                                                       ---------------     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (314,649,277)        34,113          31,675
  Realized gain distribution from The Trusts........       282,780,244        682,892         499,856
                                                       ---------------     ----------      ----------
 Net realized gain (loss)...........................       (31,869,033)       717,005         531,531
                                                       ---------------     ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       996,339,245      2,895,878       2,433,989
                                                       ---------------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       964,470,212      3,612,883       2,965,520
                                                       ---------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   985,149,039     $3,487,980      $2,847,197
                                                       ===============     ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      AXA TACTICAL        BLACKROCK
                                                      AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                      MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                     -------------- ---------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  124,291      $  228,258        $  209,675
 Expenses:
  Less: Asset-based charges.........................      280,397         241,286           137,558
                                                       ----------      ----------        ----------
NET INVESTMENT INCOME (LOSS)........................     (156,106)        (13,028)           72,117
                                                       ----------      ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       19,089          (6,678)          (17,244)
  Realized gain distribution from The Trusts........      874,415         100,721           113,888
                                                       ----------      ----------        ----------
 Net realized gain (loss)...........................      893,504          94,043            96,644
                                                       ----------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    4,055,677       3,313,728         1,231,110
                                                       ----------      ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    4,949,181       3,407,771         1,327,754
                                                       ----------      ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $4,793,075      $3,394,743        $1,399,871
                                                       ==========      ==========        ==========


                                                          BLACKROCK
                                                      LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  7,387           $ 14,515,985          $      1,014
 Expenses:
  Less: Asset-based charges.........................         9,645              9,517,838             5,402,813
                                                          --------           ------------          ------------
NET INVESTMENT INCOME (LOSS)........................        (2,258)             4,998,147            (5,401,799)
                                                          --------           ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           803            (75,518,603)          (10,937,416)
  Realized gain distribution from The Trusts........            --                     --                    --
                                                          --------           ------------          ------------
 Net realized gain (loss)...........................           803            (75,518,603)          (10,937,416)
                                                          --------           ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       174,217             91,853,963           121,150,323
                                                          --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       175,020             16,335,360           110,212,907
                                                          --------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $172,762           $ 21,333,507          $104,811,108
                                                          ========           ============          ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                               EQ/BLACKROCK     EQ/BLACKROCK
                                                         EQ/AXA FRANKLIN        BASIC VALUE     INTERNATIONAL
                                                      SMALL CAP VALUE CORE*       EQUITY*          VALUE*
                                                     ----------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    215,481         $ 10,111,164     $  5,328,761
 Expenses:
  Less: Asset-based charges.........................         1,653,021           11,349,170       10,325,684
                                                          ------------         ------------     ------------
NET INVESTMENT INCOME (LOSS)........................        (1,437,540)          (1,238,006)      (4,996,923)
                                                          ------------         ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,335,672          (24,211,249)     (46,214,094)
  Realized gain distribution from The Trusts........                --                   --               --
                                                          ------------         ------------     ------------
 Net realized gain (loss)...........................         2,335,672          (24,211,249)     (46,214,094)
                                                          ------------         ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,255,032          107,145,393       79,693,302
                                                          ------------         ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        24,590,704           82,934,144       33,479,208
                                                          ------------         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 23,153,164         $ 81,696,138     $ 28,482,285
                                                          ============         ============     ============


                                                      EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                        EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                     -------------------- --------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  4,615,501         $    21,881         $ 1,268,745
 Expenses:
  Less: Asset-based charges.........................        2,730,596             654,297           4,697,162
                                                         ------------         -----------         -----------
NET INVESTMENT INCOME (LOSS)........................        1,884,905            (632,416)         (3,428,417)
                                                         ------------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (13,445,593)         (2,591,833)         (6,346,066)
  Realized gain distribution from The Trusts........               --                  --                  --
                                                         ------------         -----------         -----------
 Net realized gain (loss)...........................      (13,445,593)         (2,591,833)         (6,346,066)
                                                         ------------         -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       37,462,138           7,974,772          43,790,728
                                                         ------------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       24,016,545           5,382,939          37,444,662
                                                         ------------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 25,901,450         $ 4,750,523         $34,016,245
                                                         ============         ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON         EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*      BOND INDEX*
                                                     -------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  6,293,359       $  9,559,656     $ 24,137,575
 Expenses:
  Less: Asset-based charges.........................       12,333,346         10,993,051       15,689,549
                                                         ------------       ------------     ------------
NET INVESTMENT INCOME (LOSS)........................       (6,039,987)        (1,433,395)       8,448,026
                                                         ------------       ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (9,628,458)       (23,550,500)     (27,611,329)
  Realized gain distribution from The Trusts........               --                 --               --
                                                         ------------       ------------     ------------
 Net realized gain (loss)...........................       (9,628,458)       (23,550,500)     (27,611,329)
                                                         ------------       ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      129,006,990        126,777,315       62,747,112
                                                         ------------       ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      119,378,532        103,226,815       35,135,783
                                                         ------------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $113,338,545       $101,793,420     $ 43,583,809
                                                         ============       ============     ============


                                                       EQ/DAVIS NEW       EQ/EQUITY        EQ/EQUITY
                                                       YORK VENTURE*     500 INDEX*      GROWTH PLUS*
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,713,279     $ 16,461,961     $  3,497,518
 Expenses:
  Less: Asset-based charges.........................      5,051,266       16,836,990       18,057,206
                                                       ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................     (2,337,987)        (375,029)     (14,559,688)
                                                       ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,273,215)     (24,017,262)     (22,200,303)
  Realized gain distribution from The Trusts........             --               --               --
                                                       ------------     ------------     ------------
 Net realized gain (loss)...........................    (14,273,215)     (24,017,262)     (22,200,303)
                                                       ------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     49,500,530      164,923,811      192,797,317
                                                       ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     35,227,315      140,906,549      170,597,014
                                                       ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 32,889,328     $140,531,520     $156,037,326
                                                       ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/FRANKLIN         EQ/FRANKLIN         EQ/GAMCO MERGERS
                                                      CORE BALANCED*   TEMPLETON ALLOCATION*   AND ACQUISITIONS*
                                                     ---------------- ----------------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 16,219,176        $ 26,180,060           $        --
 Expenses:
  Less: Asset-based charges.........................      8,293,537          20,022,865             2,295,384
                                                       ------------        ------------           -----------
NET INVESTMENT INCOME (LOSS)........................      7,925,639           6,157,195            (2,295,384)
                                                       ------------        ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (48,297,438)        (48,402,797)              120,706
  Realized gain distribution from The Trusts........             --                  --             4,427,035
                                                       ------------        ------------           -----------
 Net realized gain (loss)...........................    (48,297,438)        (48,402,797)            4,547,741
                                                       ------------        ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     89,802,920         152,079,246             9,750,229
                                                       ------------        ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     41,505,482         103,676,449            14,297,970
                                                       ------------        ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 49,431,121        $109,833,644           $12,002,586
                                                       ============        ============           ===========


                                                      EQ/GAMCO SMALL      EQ/GLOBAL          EQ/GLOBAL
                                                      COMPANY VALUE*     BOND PLUS*     MULTI-SECTOR EQUITY*
                                                     ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,604,098     $ 13,120,957       $ 11,935,887
 Expenses:
  Less: Asset-based charges.........................     10,274,484        6,709,165         16,007,507
                                                       ------------     ------------       ------------
NET INVESTMENT INCOME (LOSS)........................     (7,670,386)       6,411,792         (4,071,620)
                                                       ------------     ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      7,145,762      (11,435,204)       (93,814,827)
  Realized gain distribution from The Trusts........             --               --                 --
                                                       ------------     ------------       ------------
 Net realized gain (loss)...........................      7,145,762      (11,435,204)       (93,814,827)
                                                       ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    194,551,939       24,553,768        195,853,821
                                                       ------------     ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    201,697,701       13,118,564        102,038,994
                                                       ------------     ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $194,027,315     $ 19,530,356       $ 97,967,374
                                                       ============     ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/INTERMEDIATE
                                                        GOVERNMENT     EQ/INTERNATIONAL
                                                        BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                     ---------------- ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 4,722,829       $ 13,216,952           $ 61,648
 Expenses:
  Less: Asset-based charges.........................     5,672,939         10,880,657              8,363
                                                       -----------       ------------           --------
NET INVESTMENT INCOME (LOSS)........................      (950,110)         2,336,295             53,285
                                                       -----------       ------------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        11,700        (38,528,670)             1,292
  Realized gain distribution from The Trusts........            --                 --             76,577
                                                       -----------       ------------           --------
 Net realized gain (loss)...........................        11,700        (38,528,670)            77,869
                                                       -----------       ------------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    10,662,192         90,147,494            137,277
                                                       -----------       ------------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,673,892         51,618,824            215,146
                                                       -----------       ------------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,723,782       $ 53,955,119           $268,431
                                                       ===========       ============           ========


                                                      EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                           GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                     ------------------ ----------------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,933,525        $  3,448,904          $ 1,501,632
 Expenses:
  Less: Asset-based charges.........................       4,473,461           3,779,599            2,205,573
                                                        ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................      (1,539,936)           (330,695)            (703,941)
                                                        ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (12,960,436)        (15,337,191)          (5,405,163)
  Realized gain distribution from The Trusts........              --                  --           11,355,608
                                                        ------------        ------------          -----------
 Net realized gain (loss)...........................     (12,960,436)        (15,337,191)           5,950,445
                                                        ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      54,538,719          42,809,362           12,483,696
                                                        ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      41,578,283          27,472,171           18,434,141
                                                        ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 40,038,347        $ 27,141,476          $17,730,200

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX*   GROWTH PLUS*    VALUE INDEX*
                                                     --------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,996,632    $   923,544     $  1,676,709
 Expenses:
  Less: Asset-based charges.........................     4,595,904      3,588,545        1,619,259
                                                       -----------    -----------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,599,272)    (2,665,001)          57,450
                                                       -----------    -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     4,081,061     (2,058,115)     (17,662,023)
  Realized gain distribution from The Trusts........            --             --               --
                                                       -----------    -----------     ------------
 Net realized gain (loss)...........................     4,081,061     (2,058,115)     (17,662,023)
                                                       -----------    -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    39,038,701     34,373,610       31,190,003
                                                       -----------    -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    43,119,762     32,315,495       13,527,980
                                                       -----------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $41,520,490    $29,650,494     $ 13,585,430
                                                       ===========    ===========     ============


                                                       EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                        VALUE PLUS*    GROWTH AND INCOME*   LARGE CAP CORE*
                                                     ---------------- -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,754,270       $   659,063        $   660,458
 Expenses:
  Less: Asset-based charges.........................     16,326,572         2,001,383          2,490,176
                                                       ------------       -----------        -----------
NET INVESTMENT INCOME (LOSS)........................     (3,572,302)       (1,342,320)        (1,829,718)
                                                       ------------       -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (79,295,631)       (8,933,820)           764,286
  Realized gain distribution from The Trusts........             --                --                 --
                                                       ------------       -----------        -----------
 Net realized gain (loss)...........................    (79,295,631)       (8,933,820)           764,286
                                                       ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    201,532,934        30,082,515         21,860,374
                                                       ------------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    122,237,303        21,148,695         22,624,660
                                                       ------------       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $118,665,001       $19,806,375        $20,794,942
                                                       ============       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/MID CAP       EQ/MID CAP
                                                          INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                     --------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,911,604    $  10,546,927      $     12,568
 Expenses:
  Less: Asset-based charges.........................      9,715,949       15,774,449        11,474,003
                                                       ------------    -------------      ------------
NET INVESTMENT INCOME (LOSS)........................     (4,804,345)      (5,227,522)      (11,461,435)
                                                       ------------    -------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (53,827,554)    (124,431,143)          (34,619)
  Realized gain distribution from The Trusts........             --               --                --
                                                       ------------    -------------      ------------
 Net realized gain (loss)...........................    (53,827,554)    (124,431,143)          (34,619)
                                                       ------------    -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    203,223,970      332,475,742            93,700
                                                       ------------    -------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    149,396,416      208,044,599            59,081
                                                       ------------    -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $144,592,071    $ 202,817,077      $(11,402,354)
                                                       ============    =============      ============


                                                         EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                      CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   944,317       $    545,198       $  4,100,540
 Expenses:
  Less: Asset-based charges.........................       2,506,849          7,028,661          3,414,320
                                                         -----------       ------------       ------------
NET INVESTMENT INCOME (LOSS)........................      (1,562,532)        (6,483,463)           686,220
                                                         -----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (3,832,437)         1,711,327        (15,707,826)
  Realized gain distribution from The Trusts........              --            428,383                 --
                                                         -----------       ------------       ------------
 Net realized gain (loss)...........................      (3,832,437)         2,139,710        (15,707,826)
                                                         -----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      15,990,596        134,660,911         36,768,566
                                                         -----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      12,158,159        136,800,621         21,060,740
                                                         -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $10,595,627       $130,317,158       $ 21,746,960
                                                         ===========       ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                         GLOBAL*        SHORT BOND*      BOND PLUS*
                                                     --------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 1,219,794     $  4,515,481     $ 60,620,494
 Expenses:
  Less: Asset-based charges.........................     2,814,784       21,175,933        8,491,659
                                                       -----------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,594,990)     (16,660,452)      52,128,835
                                                       -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,794,188)     (32,817,732)      (6,003,038)
  Realized gain distribution from The Trusts........            --               --               --
                                                       -----------     ------------     ------------
 Net realized gain (loss)...........................    (5,794,188)     (32,817,732)      (6,003,038)
                                                       -----------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    31,989,119       40,441,026      (19,985,136)
                                                       -----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    26,194,931        7,623,294      (25,988,174)
                                                       -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $24,599,941     $ (9,037,158)    $ 26,140,661
                                                       ===========     ============     ============


                                                         EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                      COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  4,317,793      $     1,048        $  2,670,539
 Expenses:
  Less: Asset-based charges.........................     6,578,496        4,925,571           2,729,248
                                                      ------------      -----------        ------------
NET INVESTMENT INCOME (LOSS)........................    (2,260,703)      (4,924,523)            (58,709)
                                                      ------------      -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (24,935,414)      (2,732,322)        (11,950,986)
  Realized gain distribution from The Trusts........            --               --                  --
                                                      ------------      -----------        ------------
 Net realized gain (loss)...........................   (24,935,414)      (2,732,322)        (11,950,986)
                                                      ------------      -----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   125,792,660       56,083,078          23,739,286
                                                      ------------      -----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   100,857,246       53,350,756          11,788,300
                                                      ------------      -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 98,596,543      $48,426,233        $ 11,729,591
                                                      ============      ===========        ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                        EQ/WELLS FARGO
                                                      EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                          INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                     ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   473,390      $ 2,744,724      $    43,760
 Expenses:
  Less: Asset-based charges.........................       967,411        3,285,608        4,895,386
                                                       -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS)........................      (494,021)        (540,884)      (4,851,626)
                                                       -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (2,127,239)      (9,464,917)       2,820,414
  Realized gain distribution from The Trusts........            --               --       10,624,227
                                                       -----------      -----------      -----------
 Net realized gain (loss)...........................    (2,127,239)      (9,464,917)      13,444,641
                                                       -----------      -----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     9,628,253       37,945,921       44,175,021
                                                       -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     7,501,014       28,481,004       57,619,662
                                                       -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 7,006,993      $27,940,120      $52,768,036
                                                       ===========      ===========      ===========


                                                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                      GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 5,732           $   92,429         $  5,522
 Expenses:
  Less: Asset-based charges.........................        6,182               68,556           23,846
                                                          -------           ----------         --------
NET INVESTMENT INCOME (LOSS)........................         (450)              23,873          (18,324)
                                                          -------           ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,792               24,252           18,636
  Realized gain distribution from The Trusts........        2,389               17,563            7,314
                                                          -------           ----------         --------
 Net realized gain (loss)...........................        8,181               41,815           25,950
                                                          -------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       56,550            1,304,990          519,941
                                                          -------           ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       64,731            1,346,805          545,891
                                                          -------           ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $64,281           $1,370,678         $527,567
                                                          =======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                          STRATEGIC           INCOME       STRATEGIC INCOME
                                                      INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                     ------------------ ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 274,156          $ 29,939           $ 76,098
 Expenses:
  Less: Asset-based charges.........................        38,376            14,963             29,944
                                                         ---------          --------           --------
NET INVESTMENT INCOME (LOSS)........................       235,780            14,976             46,154
                                                         ---------          --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        16,322            (2,591)             7,038
  Realized gain distribution from The Trusts........       146,840                --                 --
                                                         ---------          --------           --------
 Net realized gain (loss)...........................       163,162            (2,591)             7,038
                                                         ---------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (218,791)          158,862            113,388
                                                         ---------          --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (55,629)          156,271            120,426
                                                         ---------          --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 180,151          $171,247           $166,580
                                                         =========          ========           ========


                                                      FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                          FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                          ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                     ------------------------ --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................          $20,874            $ 12,367        $     --
 Expenses:
  Less: Asset-based charges.........................            5,690              16,424           4,152
                                                              -------            --------        --------
NET INVESTMENT INCOME (LOSS)........................           15,184              (4,057)         (4,152)
                                                              -------            --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............              780              20,694         (12,347)
  Realized gain distribution from The Trusts........               79                  --              --
                                                              -------            --------        --------
 Net realized gain (loss)...........................              859              20,694         (12,347)
                                                              -------            --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................           54,429             366,648          41,149
                                                              -------            --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           55,288             387,342          28,802
                                                              -------            --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................          $70,472            $383,285        $ 24,650
                                                              =======            ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      INVESCO V.I.   INVESCO V.I.
                                                      GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                      ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                     ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $139,364       $ 38,390       $   404
 Expenses:
  Less: Asset-based charges.........................      25,758         19,621           756
                                                        --------       --------       -------
NET INVESTMENT INCOME (LOSS)........................     113,606         18,769          (352)
                                                        --------       --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       6,434          3,607           628
  Realized gain distribution from The Trusts........          --             --            --
                                                        --------       --------       -------
 Net realized gain (loss)...........................       6,434          3,607           628
                                                        --------       --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     299,536        336,872        12,057
                                                        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     305,970        340,479        12,685
                                                        --------       --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $419,576       $359,248       $12,333
                                                        ========       ========       =======


                                                      INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                      MID CAP CORE     SMALL CAP       DIVIDEND
                                                       EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                     -------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,437       $     --        $  7,735
 Expenses:
  Less: Asset-based charges.........................       7,048          5,405          22,117
                                                        --------       --------        --------
NET INVESTMENT INCOME (LOSS)........................      (4,611)        (5,405)        (14,382)
                                                        --------       --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,876        (25,501)         (2,123)
  Realized gain distribution from The Trusts........          --             --              --
                                                        --------       --------        --------
 Net realized gain (loss)...........................       2,876        (25,501)         (2,123)
                                                        --------       --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     118,073        141,132         511,615
                                                        --------       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     120,949        115,631         509,492
                                                        --------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $116,338       $110,226        $495,110
                                                        ========       ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                       IVY FUNDS VIP
                                                      IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                          ENERGY         RESOURCES      HIGH INCOME
                                                     --------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  1,177         $     --         $140,573
 Expenses:
  Less: Asset-based charges.........................      13,097           26,243           50,818
                                                        --------         --------         --------
NET INVESTMENT INCOME (LOSS)........................     (11,920)         (26,243)          89,755
                                                        --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (22,116)         (23,831)          22,354
  Realized gain distribution from The Trusts........          --               --               --
                                                        --------         --------         --------
 Net realized gain (loss)...........................     (22,116)         (23,831)          22,354
                                                        --------         --------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     468,805          824,015          397,231
                                                        --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     446,689          800,184          419,585
                                                        --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $434,769         $773,941         $509,340
                                                        ========         ========         ========


                                                                       IVY FUNDS VIP   IVY FUNDS VIP
                                                       IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                      MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                     ---------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    220         $     --        $     --
 Expenses:
  Less: Asset-based charges.........................       21,957           17,200          20,635
                                                         --------         --------        --------
NET INVESTMENT INCOME (LOSS)........................      (21,737)         (17,200)        (20,635)
                                                         --------         --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       10,693            7,900           6,893
  Realized gain distribution from The Trusts........           --           27,991              --
                                                         --------         --------        --------
 Net realized gain (loss)...........................       10,693           35,891           6,893
                                                         --------         --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      663,279          226,046         614,001
                                                         --------         --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      673,972          261,937         620,894
                                                         --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $652,235         $244,737        $600,259
                                                         ========         ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      LAZARD RETIREMENT
                                                      EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                      EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  128,734            $  5,607              $    431
 Expenses:
  Less: Asset-based charges.........................         64,655              25,679                 8,449
                                                         ----------            --------              --------
NET INVESTMENT INCOME (LOSS)........................         64,079             (20,072)               (8,018)
                                                         ----------            --------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         33,247               1,780                 1,529
  Realized gain distribution from The Trusts........             --                  --                    --
                                                         ----------            --------              --------
 Net realized gain (loss)...........................         33,247               1,780                 1,529
                                                         ----------            --------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,144,429             405,374               192,276
                                                         ----------            --------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,177,676             407,154               193,805
                                                         ----------            --------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,241,755            $387,082              $185,787
                                                         ==========            ========              ========


                                                      MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                        TRUST SERIES         PORTFOLIO            SERIES
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    214            $     --           $ 10,742
 Expenses:
  Less: Asset-based charges.........................         5,149              10,172             10,421
                                                          --------            --------           --------
NET INVESTMENT INCOME (LOSS)........................        (4,935)            (10,172)               321
                                                          --------            --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,000              (6,570)             3,866
  Realized gain distribution from The Trusts........            --                  --                 --
                                                          --------            --------           --------
 Net realized gain (loss)...........................         2,000              (6,570)             3,866
                                                          --------            --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       109,869             204,827            151,823
                                                          --------            --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       111,869             198,257            155,689
                                                          --------            --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $106,934            $188,085           $156,010
                                                         =========            ========           ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                           MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER    INTERNATIONAL
                                                      AGGRESSIVE EQUITY*    CORE BOND*        EQUITY*
                                                     -------------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,364,472       $31,775,405     $ 12,623,083
 Expenses:
  Less: Asset-based charges.........................       5,665,226        16,806,062        6,316,264
                                                        ------------       -----------     ------------
NET INVESTMENT INCOME (LOSS)........................      (3,300,754)       14,969,343        6,306,819
                                                        ------------       -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (10,011,442)       16,880,712      (30,024,963)
  Realized gain distribution from The Trusts........              --        15,063,964               --
                                                        ------------       -----------     ------------
 Net realized gain (loss)...........................     (10,011,442)       31,944,676      (30,024,963)
                                                        ------------       -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      67,064,699         2,327,617       44,641,850
                                                        ------------       -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      57,053,257        34,272,293       14,616,887
                                                        ------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 53,752,503       $49,241,636     $ 20,923,706
                                                        ============       ===========     ============


                                                       MULTIMANAGER
                                                         LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                       CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                      -------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   371,294      $  3,247,164      $         --
 Expenses:
  Less: Asset-based charges.........................     1,980,784         5,507,594         4,486,343
                                                       -----------      ------------      ------------
NET INVESTMENT INCOME (LOSS)........................    (1,609,490)       (2,260,430)       (4,486,343)
                                                       -----------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,914,448)      (20,081,892)      (11,872,172)
  Realized gain distribution from The Trusts........            --                --                --
                                                       -----------      ------------      ------------
 Net realized gain (loss)...........................    (5,914,448)      (20,081,892)      (11,872,172)
                                                       -----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    20,335,514        63,553,047        86,729,962
                                                       -----------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    14,421,066        43,471,155        74,857,790
                                                       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $12,811,576      $ 41,210,725      $ 70,371,447
                                                       ===========      ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                      MID CAP VALUE*   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                     ---------------- ------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,783,059       $ 16,177,114        $        --
 Expenses:
  Less: Asset-based charges.........................     5,264,609          9,037,475          3,035,539
                                                       -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS)........................    (2,481,550)         7,139,639         (3,035,539)
                                                       -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (7,974,382)       (43,869,658)        (9,987,140)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                       -----------       ------------        -----------
 Net realized gain (loss)...........................    (7,974,382)       (43,869,658)        (9,987,140)
                                                       -----------       ------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    86,985,030         66,814,688         61,443,500
                                                       -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    79,010,648         22,945,030         51,456,360
                                                       -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $76,529,098       $ 30,084,669        $48,420,821
                                                       ===========       ============        ===========


                                                        MULTIMANAGER    MULTIMANAGER    MUTUAL SHARES
                                                      SMALL CAP VALUE    TECHNOLOGY    SECURITIES FUND
                                                     ----------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $    627,468     $        --        $ 6,898
 Expenses:
  Less: Asset-based charges.........................      6,213,063       5,350,390          5,893
                                                       ------------     -----------        -------
NET INVESTMENT INCOME (LOSS)........................     (5,585,595)     (5,350,390)         1,005
                                                       ------------     -----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (39,496,152)      8,933,618            (68)
  Realized gain distribution from The Trusts........             --              --             --
                                                       ------------     -----------        -------
 Net realized gain (loss)...........................    (39,496,152)      8,933,618            (68)
                                                       ------------     -----------        -------
 Change in unrealized appreciation
  (depreciation) of investments.....................    132,997,447      49,871,744         78,050
                                                       ------------     -----------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     93,501,295      58,805,362         77,982
                                                       ------------     -----------        -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 87,915,700     $53,454,972        $78,987
                                                       ============     ===========        =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          PIMCO VARIABLE        PIMCO VARIABLE     PIMCO VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                      COMMODITYREALRETURN(R)   EMERGING MARKETS     REAL RETURN
                                                        STRATEGY PORTFOLIO      BOND PORTFOLIO       PORTFOLIO
                                                     ------------------------ ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $224,484              $101,140           $111,916
 Expenses:
  Less: Asset-based charges.........................           20,197                31,772             53,965
                                                             --------              --------           --------
NET INVESTMENT INCOME (LOSS)........................          204,287                69,368             57,951
                                                             --------              --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           (3,804)               33,647             25,810
  Realized gain distribution from The Trusts........           61,851                    --              9,017
                                                             --------              --------           --------
 Net realized gain (loss)...........................           58,047                33,647             34,827
                                                             --------              --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          350,502               (12,577)           (50,511)
                                                             --------              --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          408,549                21,070            (15,684)
                                                             --------              --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $612,836              $ 90,438           $ 42,267
                                                             ========              ========           ========


                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                       TOTAL RETURN    PROFUND VP    PROFUND VP
                                                         PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                     ---------------- ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 686,369      $     --       $    --
 Expenses:
  Less: Asset-based charges.........................      126,821         3,972         3,975
                                                        ---------      --------       -------
NET INVESTMENT INCOME (LOSS)........................      559,548        (3,972)       (3,975)
                                                        ---------      --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       23,645       (14,568)       (2,698)
  Realized gain distribution from The Trusts........      180,733            --            --
                                                        ---------      --------       -------
 Net realized gain (loss)...........................      204,378       (14,568)       (2,698)
                                                        ---------      --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (666,627)      (62,175)       27,806
                                                        ---------      --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     (462,249)      (76,743)       25,108
                                                        ---------      --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  97,299      $(80,715)      $21,133
                                                        =========      ========       =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE         TEMPLETON
                                                      HEALTH SCIENCES   DEVELOPING MARKETS
                                                         PORTFOLIO        SECURITIES FUND
                                                     ----------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $      --           $ 16,837
 Expenses:
  Less: Asset-based charges.........................        10,824             18,021
                                                         ---------           --------
NET INVESTMENT INCOME (LOSS)........................       (10,824)            (1,184)
                                                         ---------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,136              2,508
  Realized gain distribution from The Trusts........            --                 --
                                                         ---------           --------
 Net realized gain (loss)...........................         1,136              2,508
                                                         ---------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       172,997            363,435
                                                         ---------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       174,133            365,943
                                                         ---------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 163,309           $364,759
                                                         =========           ========


                                                      TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                       SECURITIES FUND    BOND SECURITIES FUND
                                                     ------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 13,075             $  58,397
 Expenses:
  Less: Asset-based charges.........................        14,534                89,468
                                                          --------             ---------
NET INVESTMENT INCOME (LOSS)........................        (1,459)              (31,071)
                                                          --------             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,659                26,536
  Realized gain distribution from The Trusts........            --                10,564
                                                          --------             ---------
 Net realized gain (loss)...........................         1,659                37,100
                                                          --------             ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       264,898               580,760
                                                          --------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       266,557               617,860
                                                          --------             ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $265,098             $ 586,789
                                                          ========             =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                              VAN ECK VIP
                                                        TEMPLETON GROWTH      GLOBAL HARD
                                                         SECURITIES FUND      ASSETS FUND
                                                       ------------------   --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 3,269           $      175
 Expenses:
  Less: Asset-based charges.........................          3,804               34,446
                                                            -------           ----------
NET INVESTMENT INCOME (LOSS)........................           (535)             (34,271)
                                                            -------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             42                9,870
  Realized gain distribution from The Trusts........             --                   --
                                                            -------           ----------
 Net realized gain (loss)...........................             42                9,870
                                                            -------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         46,348            1,322,197
                                                            -------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         46,390            1,332,067
                                                            -------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $45,855           $1,297,796
                                                            =======           ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                              ALLIANCEBERNSTEIN VPS
                                                          ALL ASSET              BALANCED WEALTH
                                                       ALLOCATION* (b)       STRATEGY PORTFOLIO (c)
                                                  ------------------------- ------------------------
                                                       2010         2009              2010
                                                  -------------- ---------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   17,226    $   222          $  (2,202)
 Net realized gain (loss) on investments.........       36,275        150              2,320
 Change in unrealized appreciation
  (depreciation) of investments..................       98,495        196             82,744
                                                    ----------    -------          ---------
 Net Increase (decrease) in net assets from
  operations.....................................      151,996        568             82,862
                                                    ----------    -------          ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    1,556,159         --          1,019,897
  Transfers between funds including
   guaranteed interest account, net..............       38,996         --            919,382
  Transfers for contract benefits and
   terminations..................................      (17,798)        --             (4,561)
  Contract maintenance charges...................           --         --                 --
                                                    ----------    -------          ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,577,357         --          1,934,718
                                                    ----------    -------          ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           58      9,942                 83
                                                    ----------    -------          ---------
INCREASE (DECREASE) IN NET ASSETS................    1,729,411     10,510          2,017,663
NET ASSETS -- BEGINNING OF PERIOD................       10,510         --                 --
                                                    ----------    -------          ---------
NET ASSETS -- END OF PERIOD......................   $1,739,921    $10,510          $2,017,663
                                                    ==========    =======          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          176         --                 --
 Redeemed........................................          (26)        --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................          150         --                 --
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS B
 Issued..........................................           --         --                189
 Redeemed........................................           --         --                 (5)
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                184
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS II
 Issued..........................................           --         --                 --
 Redeemed........................................           --         --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                 --
                                                    ==========    =======          =========


                                                   ALLIANCEBERNSTEIN VPS
                                                       INTERNATIONAL         AMERICAN CENTURY VP
                                                    GROWTH PORTFOLIO (c)   LARGE COMPANY VALUE (c)
                                                  ----------------------- ------------------------
                                                            2010                    2010
                                                  ----------------------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (3,576)                $   252
 Net realized gain (loss) on investments.........            (755)                   (490)
 Change in unrealized appreciation
  (depreciation) of investments..................         125,947                  30,689
                                                        ---------                 -------
 Net Increase (decrease) in net assets from
  operations.....................................         121,616                  30,451
                                                        ---------                 -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       1,306,392                 332,505
  Transfers between funds including
   guaranteed interest account, net..............         209,685                  22,713
  Transfers for contract benefits and
   terminations..................................         (17,198)                   (570)
  Contract maintenance charges...................              --                      --
                                                        ---------                 -------
 Net increase (decrease) in net assets from
  contractowners transactions....................       1,498,879                 354,648
                                                        ---------                 -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             200                      13
                                                        ---------                 -------
INCREASE (DECREASE) IN NET ASSETS................       1,620,695                 385,112
NET ASSETS -- BEGINNING OF PERIOD................              --                      --
                                                        ---------                 -------
NET ASSETS -- END OF PERIOD......................       $1,620,695                $385,112
                                                        ==========                ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                      --
 Redeemed........................................              --                      --
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS B
 Issued..........................................             146                      --
 Redeemed........................................              (2)                     --
                                                        ---------                 -------
 Net Increase (Decrease).........................             144                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS II
 Issued..........................................              --                      38
 Redeemed........................................              --                      (3)
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      35
                                                        =========                 =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AMERICAN CENTURY VP                    AXA AGGRESSIVE
                                                         MID CAP VALUE (b)                      ALLOCATION*
                                                    ----------------------------   --------------------------------------
                                                          2010           2009             2010                 2009
                                                    ---------------   ----------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  16,016         $  3         $    1,237,581      $  (12,702,194)
 Net realized gain (loss) on investments.........         4,713           --           (183,275,248)         61,901,922
 Change in unrealized appreciation
  (depreciation) of investments..................       228,547          (11)           488,754,760         553,620,619
                                                      -----------       -----        --------------      --------------
 Net Increase (decrease) in net assets from
  operations.....................................       249,276             (8)         306,717,093         602,820,347
                                                      -----------       -------      --------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     2,177,407          959             57,279,993         223,542,346
  Transfers between funds including
   guaranteed interest account, net..............       238,487           --            (42,877,100)         13,000,917
  Transfers for contract benefits and
   terminations..................................       (12,519)          --           (112,599,987)        (85,123,342)
  Contract maintenance charges...................              (3)        --            (42,528,483)        (39,107,266)
                                                      ------------      ------       --------------      --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     2,403,372          959           (140,725,577)        112,312,655
                                                      -----------       ------       --------------      --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           401           --                 46,647             (46,646)
                                                      -----------       ------       --------------      --------------
INCREASE (DECREASE) IN NET ASSETS................     2,653,049          951            166,038,163         715,086,356
NET ASSETS -- BEGINNING OF PERIOD................           951           --          2,913,718,059       2,198,631,703
                                                      -----------       ------       --------------      --------------
NET ASSETS -- END OF PERIOD......................     $2,654,000        $951         $3,079,756,222      $2,913,718,059
                                                      ===========       ======       ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --           --                    747                   3
 Redeemed........................................            --           --                    (64)                 --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                    683                   3
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            --           --                 24,724              56,105
 Redeemed........................................            --           --                 38,947)            (41,587)
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                (14,223)             14,518
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS II
 Issued..........................................           227           --                     --                  --
 Redeemed........................................           (11)          --                     --                  --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................           216           --                     --                  --
                                                      ===========       ======       ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA BALANCED
                                                             STRATEGY*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,558,963     $   680,479
 Net realized gain (loss) on investments.........      3,038,358         535,902
 Change in unrealized appreciation
  (depreciation) of investments..................     25,097,789         754,528
                                                    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     29,695,110       1,970,909
                                                    ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    286,440,355      79,291,653
  Transfers between funds including
   guaranteed interest account, net..............    107,637,066      12,046,790
  Transfers for contract benefits and
   terminations..................................     (6,650,152)       (130,041)
  Contract maintenance charges...................     (1,587,725)            (70)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    385,839,544      91,208,332
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         110,000
                                                    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................    415,534,654      93,289,241
NET ASSETS -- BEGINNING OF PERIOD................     93,289,241              --
                                                    ------------     -----------
NET ASSETS -- END OF PERIOD......................   $508,823,895     $93,289,241
                                                    ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         35,947           8,389
 Redeemed........................................           (987)           (114)
                                                    ------------     -----------
 Net Increase (Decrease).........................         34,960           8,275
                                                    ============     ===========


                                                            AXA CONSERVATIVE                    AXA CONSERVATIVE
                                                               ALLOCATION*                    GROWTH STRATEGY* (a)
                                                  ------------------------------------- --------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   11,943,707     $   14,638,419     $    732,121     $   516,178
 Net realized gain (loss) on investments.........       82,637,023        (23,216,373)       2,077,241         244,365
 Change in unrealized appreciation
  (depreciation) of investments..................       19,959,612        157,791,510       11,327,306          82,731
                                                    --------------     --------------     ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................      114,540,342        149,213,556       14,136,668         843,274
                                                    --------------     --------------     ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       34,502,814        152,514,419      164,337,470      45,961,434
  Transfers between funds including
   guaranteed interest account, net..............       97,950,678        377,779,118       55,232,659       7,104,601
  Transfers for contract benefits and
   terminations..................................     (141,170,509)      (104,850,458)      (2,950,650)       (106,386)
  Contract maintenance charges...................      (27,914,777)       (22,090,232)        (881,518)            (21)
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,631,794)       403,352,847      215,737,961      52,959,628
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --               --         100,000
                                                    --------------     --------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................       77,908,548        552,566,403      229,874,629      53,902,902
NET ASSETS -- BEGINNING OF PERIOD................    1,893,334,755      1,340,768,352       53,902,902              --
                                                    --------------     --------------     ------------     -----------
NET ASSETS -- END OF PERIOD......................   $1,971,243,303     $1,893,334,755     $283,777,531     $53,902,902
                                                    ==============     ==============     ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           58,746             93,356           20,969           4,880
 Redeemed........................................          (61,204)           (53,577)          (1,159)            (47)
                                                    --------------     --------------     ------------     -----------
 Net Increase (Decrease).........................           (2,458)            39,779           19,810           4,833
                                                    ==============     ==============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA CONSERVATIVE
                                                            STRATEGY* (a)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    509,538     $  412,192
 Net realized gain (loss) on investments.........      1,497,382         86,596
 Change in unrealized appreciation
  (depreciation) of investments..................      3,082,030       (299,450)
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      5,088,950        199,338
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     96,361,197     27,686,539
  Transfers between funds including
   guaranteed interest account, net..............     35,030,226      5,307,743
  Transfers for contract benefits and
   terminations..................................     (2,613,889)      (122,238)
  Contract maintenance charges...................       (583,274)              (2)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    128,194,260     32,872,042
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         99,999
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................    133,283,210     33,171,379
NET ASSETS -- BEGINNING OF PERIOD................     33,171,379             --
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $166,454,589     $33,171,379
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         13,891          3,191
 Redeemed........................................         (1,857)           (82)
                                                    ------------     ------------
 Net Increase (Decrease).........................         12,034          3,109
                                                    ============     ============


                                                          AXA CONSERVATIVE-PLUS                    AXA GROWTH
                                                               ALLOCATION*                          STRATEGY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    8,519,169     $    7,051,983    $     245,083     $    770,493
 Net realized gain (loss) on investments.........        3,669,876         29,554,658        5,179,874          955,020
 Change in unrealized appreciation
  (depreciation) of investments..................      115,049,961        156,537,422       40,955,455        3,895,194
                                                    --------------     --------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      127,239,006        193,144,063       46,380,412        5,620,707
                                                    --------------     --------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       25,750,062        144,801,364      262,893,896      169,843,492
  Transfers between funds including
   guaranteed interest account, net..............       66,165,400        205,477,444       80,199,789       21,199,210
  Transfers for contract benefits and
   terminations..................................     (103,642,385)       (84,418,936)     (10,860,582)        (523,922)
  Contract maintenance charges...................      (22,368,763)       (18,367,816)      (2,951,613)            (297)
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (34,095,686)       247,492,056      329,281,490      190,518,483
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --             14,000               --          110,000
                                                    --------------     --------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................       93,143,320        440,650,119      375,661,902      196,249,190
NET ASSETS -- BEGINNING OF PERIOD................    1,682,568,824      1,241,918,705      196,249,190               --
                                                    --------------     --------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $1,775,712,144     $1,682,568,824    $ 571,911,092     $196,249,190
                                                    ==============     ==============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           22,128             49,081           29,149           16,746
 Redeemed........................................          (24,771)           (23,515)          (1,355)             (56)
                                                    --------------     --------------    -------------     ------------
 Net Increase (Decrease).........................           (2,643)            25,566           27,794           16,690
                                                    ==============     ==============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA MODERATE
                                                               ALLOCATION*
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   45,939,329     $   (2,683,945)
 Net realized gain (loss) on investments.........       26,004,908        308,688,363
 Change in unrealized appreciation
  (depreciation) of investments..................      505,050,402        647,151,022
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      576,994,639        953,155,440
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      135,214,704        659,910,353
  Transfers between funds including
   guaranteed interest account, net..............      183,875,060        593,807,303
  Transfers for contract benefits and
   terminations..................................     (419,993,785)      (325,164,385)
  Contract maintenance charges...................      (93,873,612)       (78,875,394)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (194,777,633)       849,677,877
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --              9,500
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      382,217,006      1,802,842,817
NET ASSETS -- BEGINNING OF PERIOD................    7,164,863,009      5,362,020,192
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $7,547,080,015     $7,164,863,009
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,488                  2
 Redeemed........................................             (185)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,303                  2
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           28,668            104,723
 Redeemed........................................          (43,089)           (33,617)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (14,421)            71,106
                                                    ==============     ==============


                                                             AXA MODERATE                        AXA MODERATE-PLUS
                                                           GROWTH STRATEGY*                         ALLOCATION*
                                                  ----------------------------------- ---------------------------------------
                                                         2010              2009               2010                2009
                                                  ------------------ ---------------- ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    3,641,728     $  1,173,723     $    20,678,827     $   (12,989,843)
 Net realized gain (loss) on investments.........        7,394,378        1,201,181         (31,869,033)        560,417,021
 Change in unrealized appreciation
  (depreciation) of investments..................       72,357,490        3,128,717         996,339,245       1,232,444,209
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (decrease) in net assets from
  operations.....................................       83,393,596        5,503,621         985,149,039       1,779,871,387
                                                    --------------     ------------     ---------------     ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      778,781,950      189,621,506         189,796,564         715,346,985
  Transfers between funds including
   guaranteed interest account, net..............      210,400,988       19,930,669          (8,733,977)        298,695,560
  Transfers for contract benefits and
   terminations..................................      (14,830,252)        (335,398)       (507,089,356)       (374,477,153)
  Contract maintenance charges...................       (3,285,544)             (44)       (149,144,879)       (134,003,544)
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      971,067,142      209,216,733        (475,171,648)        505,561,848
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --          100,000              53,353             110,647
                                                    --------------     ------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS................    1,054,460,738      214,820,354         510,030,744       2,285,543,882
NET ASSETS -- BEGINNING OF PERIOD................      214,820,354               --      10,483,378,281       8,197,834,399
                                                    --------------     ------------     ---------------     ---------------
NET ASSETS -- END OF PERIOD......................   $1,269,281,092     $214,820,354     $10,993,409,025     $10,483,378,281
                                                    ==============     ============     ===============     ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               --               --               1,521                  33
 Redeemed........................................               --               --                (153)                 --
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................               --               --               1,368                  33
                                                    ==============     ============     ===============     ===============
UNIT ACTIVITY CLASS B
 Issued..........................................           89,688           18,446              33,233             123,441
 Redeemed........................................           (1,427)             (75)            (76,111)            (68,006)
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................           88,261           18,371             (42,878)             55,435
                                                    ==============     ============     ===============     ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                       MANAGER 2000* (a)
                                                  ---------------------------
                                                        2010          2009
                                                  --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (124,903)   $     35
 Net realized gain (loss) on investments.........       717,005          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,895,878      28,896
                                                    -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     3,487,980      28,931
                                                    -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    17,711,767      78,016
  Transfers between funds including
   guaranteed interest account, net..............     3,788,315          --
  Transfers for contract benefits and
   terminations..................................      (133,831)         --
  Contract maintenance charges...................        (1,717)         --
                                                    -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    21,364,534      78,016
                                                    -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000
                                                    -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    24,852,514     216,947
NET ASSETS -- BEGINNING OF PERIOD................       216,947          --
                                                    -----------    --------
NET ASSETS -- END OF PERIOD......................   $25,069,461    $216,947
                                                    ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,952           7
 Redeemed........................................           (54)         --
                                                    -----------    --------
 Net Increase (Decrease).........................         1,898           7
                                                    ===========    ========


                                                         AXA TACTICAL                AXA TACTICAL
                                                       MANAGER 400* (a)            MANAGER 500* (a)
                                                  --------------------------- ---------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (118,323)   $    (16)    $  (156,106)   $    180
 Net realized gain (loss) on investments.........       531,531          --         893,504          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,433,989      29,782       4,055,677      26,443
                                                    -----------    --------     -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     2,847,197      29,766       4,793,075      26,623
                                                    -----------    --------     -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    16,285,089      74,833      36,932,071     260,178
  Transfers between funds including
   guaranteed interest account, net..............     3,405,657          --       9,647,240          --
  Transfers for contract benefits and
   terminations..................................      (104,611)         --        (213,949)         --
  Contract maintenance charges...................        (1,448)         --          (4,978)         --
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    19,584,687      74,833      46,360,384     260,178
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000              --     110,000
                                                    -----------    --------     -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    22,431,884     214,599      51,153,459     396,801
NET ASSETS -- BEGINNING OF PERIOD................       214,599          --         396,801          --
                                                    -----------    --------     -----------    --------
NET ASSETS -- END OF PERIOD......................   $22,646,483    $214,599     $51,550,260    $396,801
                                                    ===========    ========     ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,811           7           4,608          25
 Redeemed........................................           (43)         --             (91)         --
                                                    -----------    --------     -----------    --------
 Net Increase (Decrease).........................         1,768           7           4,517          25
                                                    ===========    ========     ===========    ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                            MANAGER                 BLACKROCK GLOBAL          BLACKROCK LARGE
                                                      INTERNATIONAL* (a)          ALLOCATION V.I. FUND      CAP GROWTH V.I. FUND
                                                  --------------------------- ---------------------------- ---------------------
                                                        2010          2009          2010           2009             2010
                                                  --------------- ----------- ---------------- ----------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (13,028)   $    704     $   72,117      $  1,079        $   (2,258)
 Net realized gain (loss) on investments.........        94,043         715         96,644            --               803
 Change in unrealized appreciation
  (depreciation) of investments..................     3,313,728      24,414      1,231,110        (2,268)          174,217
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................     3,394,743      25,833      1,399,871        (1,189)          172,762
                                                    -----------    --------     ----------      --------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    32,319,285      79,714     16,983,431       644,972         1,392,473
  Transfers between funds including
   guaranteed interest account, net..............     7,114,950          --      1,463,147            --           292,652
  Transfers for contract benefits and
   terminations..................................      (274,668)         --       (428,281)           --           (12,286)
  Contract maintenance charges...................        (1,497)         --             (3)           --                --
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    39,158,070      79,714     18,018,294       644,972         1,672,839
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (24,170)    110,000          1,476            25                --
                                                    -----------    --------     ----------      --------        ----------
INCREASE (DECREASE) IN NET ASSETS................    42,528,643     215,547     19,419,641       643,808         1,845,601
NET ASSETS -- BEGINNING OF PERIOD................       215,547          --        643,808            --                --
                                                    -----------    --------     ----------      --------        ----------
NET ASSETS -- END OF PERIOD......................   $42,744,190    $215,547     $20,063,449     $643,808        $1,845,601
                                                    ===========    ========     ============    ========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         4,218           8             --            --                --
 Redeemed........................................           (93)         --             --            --                --
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................         4,125           8             --            --                --
                                                    ===========    ========     ==========      ========        ==========
UNIT ACTIVITY CLASS III
 Issued..........................................            --          --          1,964            63               170
 Redeemed........................................            --          --           (196)           --               (12)
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................            --          --          1,768            63               158
                                                    ===========    ========     ==========      ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  4,998,147      $   5,690,996
 Net realized gain (loss) on investments.........    (75,518,603)       (91,509,083)
 Change in unrealized appreciation
  (depreciation) of investments..................     91,853,963        232,468,311
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,333,507        146,650,224
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     13,350,290         25,408,173
  Transfers between funds including
   guaranteed interest account, net..............    (32,985,851)       (40,078,664)
  Transfers for contract benefits and
   terminations..................................    (31,609,278)       (26,744,869)
  Contract maintenance charges...................     (9,184,793)        (9,506,547)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (60,429,632)       (50,921,907)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --             35,500
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................    (39,096,125)        95,763,817
NET ASSETS -- BEGINNING OF PERIOD................    703,752,433        607,988,616
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $664,656,308      $ 703,752,433
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            106                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            102                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,302              6,780
 Redeemed........................................         (9,558)           (11,521)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (5,256)            (4,741)
                                                    ============      =============


                                                        EQ/ALLIANCEBERNSTEIN                 EQ/AXA FRANKLIN
                                                          SMALL CAP GROWTH*               SMALL CAP VALUE CORE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,401,799)   $  (4,310,132)    $ (1,437,540)   $    (384,619)
 Net realized gain (loss) on investments.........    (10,937,416)     (34,343,729)       2,335,672      (17,913,800)
 Change in unrealized appreciation
  (depreciation) of investments..................    121,150,323      128,581,249       22,255,032       38,569,835
                                                   -------------    -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    104,811,108       89,927,388       23,153,164       20,271,416
                                                   -------------    -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,745,606       11,021,593        7,605,922       14,311,029
  Transfers between funds including
   guaranteed interest account, net..............     34,772,189      (19,645,959)       7,982,897       (1,956,707)
  Transfers for contract benefits and
   terminations..................................    (21,517,303)     (15,544,293)      (4,321,503)      (3,890,916)
  Contract maintenance charges...................     (4,570,443)      (4,041,448)      (1,686,092)      (1,258,682)
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     17,430,049      (28,210,107)       9,581,224        7,204,724
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         20,590           14,000               --                3
                                                   -------------    -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    122,261,747       61,731,281       32,734,388       27,476,143
NET ASSETS -- BEGINNING OF PERIOD................    342,153,224      280,421,943      102,007,181       74,531,038
                                                   -------------    -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 464,414,971    $ 342,153,224     $134,741,569    $ 102,007,181
                                                   =============    =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            202               --              121               --
 Redeemed........................................            (34)              --              (12)              --
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            168               --              109               --
                                                   =============    =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,853            3,574            4,561            6,410
 Redeemed........................................         (4,953)          (5,924)          (3,705)          (5,439)
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            900           (2,350)             856              971
                                                   =============    =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK                      EQ/BLACKROCK
                                                         BASIC VALUE EQUITY*              INTERNATIONAL VALUE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,238,006)   $   7,754,718    $  (4,996,923)   $   3,882,645
 Net realized gain (loss) on investments.........    (24,211,249)     (35,090,646)     (46,214,094)     (48,807,629)
 Change in unrealized appreciation
  (depreciation) of investments..................    107,145,393      189,036,589       79,693,302      208,617,978
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     81,696,138      161,700,661       28,482,285      163,692,994
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     37,720,972       47,095,848       19,881,418       26,971,529
  Transfers between funds including
   guaranteed interest account, net..............     46,309,976       51,752,878       (2,706,603)      (1,068,641)
  Transfers for contract benefits and
   terminations..................................    (40,757,628)     (29,184,159)     (39,464,023)     (30,573,768)
  Contract maintenance charges...................     (9,928,004)      (8,147,908)      (8,865,559)      (8,607,247)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     33,345,316       61,516,659      (31,154,767)     (13,278,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             16           28,000           12,971               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    115,041,470      223,245,320       (2,659,511)     150,414,867
NET ASSETS -- BEGINNING OF PERIOD................    745,511,467      522,266,147      743,302,875      592,888,008
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 860,552,937    $ 745,511,467    $ 740,643,364    $ 743,302,875
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          1,091               --              411                1
 Redeemed........................................            (21)              --             (121)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,070               --              290                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          9,124           12,385            5,876            6,779
 Redeemed........................................         (6,912)          (6,336)          (8,184)          (7,696)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          2,212            6,049           (2,308)            (917)
                                                   =============    =============    =============    =============



                                                          EQ/BOSTON ADVISORS
                                                            EQUITY INCOME*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,884,905      $   1,779,765
 Net realized gain (loss) on investments.........    (13,445,593)       (25,947,444)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,462,138         43,864,420
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     25,901,450         19,696,741
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,028,539         18,478,474
  Transfers between funds including
   guaranteed interest account, net..............     10,108,616         (4,971,161)
  Transfers for contract benefits and
   terminations..................................     (9,191,527)        (6,227,957)
  Contract maintenance charges...................     (2,552,463)        (2,312,153)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      7,393,165          4,967,203
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     33,294,615         24,663,944
NET ASSETS -- BEGINNING OF PERIOD................    182,135,061        157,471,117
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $215,429,676      $ 182,135,061
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             86                 --
 Redeemed........................................             (9)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             77                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................         10,933             14,993
 Redeemed........................................         (8,648)           (11,017)
                                                    ------------      -------------
 Net Increase (Decrease).........................          2,285              3,976
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CALVERT                       EQ/CAPITAL
                                                       SOCIALLY RESPONSIBLE*              GUARDIAN GROWTH*
                                                  ------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                  --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (632,416)   $   (474,190)   $  (3,428,417)   $  (3,324,947)
 Net realized gain (loss) on investments.........    (2,591,833)     (3,614,940)      (6,346,066)     (17,504,333)
 Change in unrealized appreciation
  (depreciation) of investments..................     7,974,772      14,488,579       43,790,728      101,412,213
                                                   ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,750,523      10,399,449       34,016,245       80,582,933
                                                   ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       766,100       1,296,389        4,807,103       10,812,945
  Transfers between funds including
   guaranteed interest account, net..............    (1,524,027)         77,436       (6,168,774)      (9,163,405)
  Transfers for contract benefits and
   terminations..................................    (2,149,040)     (1,594,732)     (16,983,647)     (14,604,093)
  Contract maintenance charges...................      (616,504)       (592,183)      (4,195,699)      (4,076,869)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (3,523,471)       (813,090)     (22,541,017)     (17,031,422)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     1,227,052       9,586,359       11,475,228       63,551,511
NET ASSETS -- BEGINNING OF PERIOD................    45,680,783      36,094,424      327,490,730      263,939,219
                                                   ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 46,907,835    $ 45,680,783    $ 338,965,958    $ 327,490,730
                                                   ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --              103               --
 Redeemed........................................            --              --              (28)              --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................            --              --               75               --
                                                   ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           807             760            1,808            3,817
 Redeemed........................................        (1,240)           (900)          (4,176)          (5,720)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................          (433)           (140)          (2,368)          (1,903)
                                                   ============    ============    =============    =============


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (6,039,987)     $  (2,379,917)
 Net realized gain (loss) on investments.........     (9,628,458)       (36,538,854)
 Change in unrealized appreciation
  (depreciation) of investments..................    129,006,990        244,976,815
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................    113,338,545        206,058,044
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,972,286         14,307,833
  Transfers between funds including
   guaranteed interest account, net..............    (32,703,851)       (34,828,972)
  Transfers for contract benefits and
   terminations..................................    (58,486,215)       (50,856,646)
  Contract maintenance charges...................    (10,117,724)       (10,184,939)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (90,335,504)       (81,562,724)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                  3
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     23,003,041        124,495,317
NET ASSETS -- BEGINNING OF PERIOD................    882,287,500        757,792,183
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $905,290,541      $ 882,287,500
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             55                 --
 Redeemed........................................             (5)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             50                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,521              3,268
 Redeemed........................................        (10,327)           (13,083)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (8,806)            (9,815)
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/COMMON                            EQ/CORE
                                                          STOCK INDEX* (l)                     BOND INDEX* (j)
                                                  --------------------------------- -------------------------------------
                                                        2010             2009              2010               2009
                                                  ---------------- ---------------- ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,433,395)   $   2,301,315     $    8,448,026     $   10,471,800
 Net realized gain (loss) on investments.........    (23,550,500)     (47,722,505)       (27,611,329)       (41,741,742)
 Change in unrealized appreciation
  (depreciation) of investments..................    126,777,315      205,511,015         62,747,112         36,863,152
                                                   -------------    -------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................    101,793,420      160,089,825         43,583,809          5,593,210
                                                   -------------    -------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     15,442,258       27,411,518        112,195,063         54,084,596
  Transfers between funds including
   guaranteed interest account, net..............    (31,908,979)      16,577,675         19,349,652        116,014,734
  Transfers for contract benefits and
   terminations..................................    (47,102,983)     (36,812,734)       (74,192,447)       (64,156,687)
  Contract maintenance charges...................     (9,488,582)      (8,842,041)       (12,009,051)       (10,743,977)
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (73,058,286)      (1,665,582)        45,343,217         95,198,666
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         39,999           52,999              3,576             (4,574)
                                                   -------------    -------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     28,775,133      158,477,242         88,930,602        100,787,302
NET ASSETS -- BEGINNING OF PERIOD................    776,122,431      617,645,189      1,014,132,349        913,345,047
                                                   -------------    -------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................  $ 804,897,564    $ 776,122,431     $1,103,062,951     $1,014,132,349
                                                   =============    =============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            116               --                 --                 --
 Redeemed........................................            (23)              --                 --                 --
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................             93               --                 --                 --
                                                   =============    =============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,839           18,068             24,443             45,162
 Redeemed........................................         (5,231)         (16,682)           (19,150)           (35,945)
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................         (3,392)           1,386              5,293              9,217
                                                   =============    =============     ==============     ==============


                                                             EQ/DAVIS NEW
                                                             YORK VENTURE*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (2,337,987)     $     640,433
 Net realized gain (loss) on investments.........    (14,273,215)       (26,279,448)
 Change in unrealized appreciation
  (depreciation) of investments..................     49,500,530        105,138,412
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     32,889,328         79,499,397
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,689,753         20,370,499
  Transfers between funds including
   guaranteed interest account, net..............     (2,032,940)        10,733,646
  Transfers for contract benefits and
   terminations..................................    (14,213,298)       (10,072,230)
  Contract maintenance charges...................     (5,004,651)        (4,411,886)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (10,561,136)        16,620,029
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              1              8,002
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     22,328,193         96,127,428
NET ASSETS -- BEGINNING OF PERIOD................    339,037,397        242,909,969
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $361,365,590      $ 339,037,397
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            352                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            348                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,670              9,250
 Redeemed........................................         (6,330)            (6,767)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (1,660)             2,483
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/EQUITY 500 INDEX*                 EQ/EQUITY GROWTH PLUS*
                                                  ------------------------------------- -------------------------------------
                                                         2010               2009               2010               2009
                                                  ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $     (375,029)    $    4,911,710     $  (14,559,688)    $   (7,263,176)
 Net realized gain (loss) on investments.........      (24,017,262)       (58,830,916)       (22,200,303)       (52,280,543)
 Change in unrealized appreciation
  (depreciation) of investments..................      164,923,811        280,996,890        192,797,317        342,994,624
                                                    --------------     --------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      140,531,520        227,077,684        156,037,326        283,450,905
                                                    --------------     --------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       28,693,199         71,573,078         16,093,932         43,966,701
  Transfers between funds including
   guaranteed interest account, net..............       16,276,515          5,751,524       (121,876,697)       (83,152,124)
  Transfers for contract benefits and
   terminations..................................      (67,735,914)       (53,397,314)       (61,811,958)       (53,534,351)
  Contract maintenance charges...................      (13,651,440)       (12,149,395)       (17,034,281)       (17,627,653)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,417,640)        11,777,893       (184,629,004)      (110,347,427)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           10,302             39,999                 --             (7,448)
                                                    --------------     --------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      104,124,182        238,895,576        (28,591,678)       173,096,030
NET ASSETS -- BEGINNING OF PERIOD................    1,151,672,634        912,777,058      1,316,750,750      1,143,654,720
                                                    --------------     --------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,255,796,816     $1,151,672,634     $1,288,159,072     $1,316,750,750
                                                    ==============     ==============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              543                  3                 --                 --
 Redeemed........................................              (45)                --                 --                 --
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................              498                  3                 --                 --
                                                    ==============     ==============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,328             17,357              1,277              7,641
 Redeemed........................................          (11,078)           (13,473)           (16,247)           (17,554)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................           (1,750)             3,884            (14,970)            (9,913)
                                                    ==============     ==============     ==============     ==============


                                                               EQ/FRANKLIN
                                                              CORE BALANCED*
                                                  --------------------------------------
                                                          2010               2009
                                                  ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    7,925,639       $ 22,140,075
 Net realized gain (loss) on investments.........      (48,297,438)       (41,977,203)
 Change in unrealized appreciation
  (depreciation) of investments..................       89,802,920        149,692,792
                                                    --------------       ------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,431,121        129,855,664
                                                    --------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        7,950,275         20,356,133
  Transfers between funds including
   guaranteed interest account, net..............      (71,437,251)        54,640,839
  Transfers for contract benefits and
   terminations..................................      (28,627,392)       (25,586,167)
  Contract maintenance charges...................       (8,243,350)        (7,929,027)
                                                    --------------       ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (100,357,718)        41,481,778
                                                    --------------       ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 (3)
                                                    --------------       ------------
INCREASE (DECREASE) IN NET ASSETS................      (50,926,597)       171,337,439
NET ASSETS -- BEGINNING OF PERIOD................      597,049,728        425,712,289
                                                    --------------       ------------
NET ASSETS -- END OF PERIOD......................   $  546,123,131       $597,049,728
                                                    ==============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               63                 --
 Redeemed........................................               (1)                --
                                                    --------------       ------------
 Net Increase (Decrease).........................               62                 --
                                                    ==============       ============
UNIT ACTIVITY CLASS B
 Issued..........................................            4,879             15,593
 Redeemed........................................          (15,898)           (10,086)
                                                    --------------       ------------
 Net Increase (Decrease).........................          (11,019)             5,507
                                                    ==============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/FRANKLIN
                                                            TEMPLETON ALLOCATION*
                                                  -----------------------------------------
                                                          2010                 2009
                                                  -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $    6,157,195        $  10,740,102
 Net realized gain (loss) on investments.........       (48,402,797)         (68,257,655)
 Change in unrealized appreciation
  (depreciation) of investments..................       152,079,246          343,049,903
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       109,833,644          285,532,350
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        24,331,477           73,834,498
  Transfers between funds including
   guaranteed interest account, net..............       (18,954,035)          51,895,312
  Transfers for contract benefits and
   terminations..................................       (59,358,724)         (48,492,082)
  Contract maintenance charges...................       (18,909,604)         (17,534,193)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (72,890,886)          59,703,535
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   (1)
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................        36,942,758          345,235,884
NET ASSETS -- BEGINNING OF PERIOD................     1,341,357,512          996,121,628
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,378,300,270       $1,341,357,512
                                                     ==============       ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               43                    --
 Redeemed........................................               (3)                   --
                                                     -------------        --------------
 Net Increase (Decrease).........................               40                    --
                                                     =============        ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,195               26,660
 Redeemed........................................          (19,113)              (15,841)
                                                     -------------        --------------
 Net Increase (Decrease).........................           (9,918)              10,819
                                                     =============        ==============


                                                          EQ/GAMCO MERGERS &                   EQ/GAMCO SMALL
                                                             ACQUISITIONS*                     COMPANY VALUE*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $(2,295,384)      $ (1,793,681)   $  (7,670,386)   $  (5,050,034)
 Net realized gain (loss) on investments.........      4,547,741         (5,766,872)       7,145,762      (22,466,131)
 Change in unrealized appreciation
  (depreciation) of investments..................      9,750,229         24,311,739      194,551,939      198,092,476
                                                     -----------       ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,002,586         16,751,186      194,027,315      170,576,311
                                                     -----------       ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      4,201,579          6,583,314       23,512,644       32,344,187
  Transfers between funds including
   guaranteed interest account, net..............     36,633,851         10,433,400       74,286,097       49,285,762
  Transfers for contract benefits and
   terminations..................................     (7,181,754)        (4,763,059)     (29,712,014)     (17,447,466)
  Contract maintenance charges...................     (2,260,010)        (1,934,627)      (9,812,593)      (7,485,896)
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     31,393,666         10,319,028       58,274,134       56,696,587
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              1,653               --           11,001
                                                     -----------       ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     43,396,252         27,071,867      252,301,449      227,283,899
NET ASSETS -- BEGINNING OF PERIOD................    138,089,880        111,018,013      620,000,611      392,716,712
                                                     -----------       ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $181,486,132      $138,089,880    $ 872,302,060    $ 620,000,611
                                                     ============      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            166                 --            1,283                2
 Redeemed........................................             (3)                --              (50)              --
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................            163                 --            1,233                2
                                                     ===========       ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493              4,139            4,836            5,849
 Redeemed........................................         (3,036)            (3,222)          (3,679)          (3,498)
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................          2,457                917            1,157            2,351
                                                     ===========       ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                             BOND PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   6,411,792    $  (2,705,164)
 Net realized gain (loss) on investments.........    (11,435,204)     (23,317,739)
 Change in unrealized appreciation
  (depreciation) of investments..................     24,553,768       26,152,690
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,530,356          129,787
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,242,445       18,603,211
  Transfers between funds including
   guaranteed interest account, net..............     62,114,094        5,029,126
  Transfers for contract benefits and
   terminations..................................    (23,627,301)     (17,427,569)
  Contract maintenance charges...................     (5,907,904)      (5,422,618)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,821,334          782,150
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (104,316)           1,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     60,247,374          912,937
NET ASSETS -- BEGINNING OF PERIOD................    414,232,053      413,319,116
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 474,479,427    $ 414,232,053
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            245                2
 Redeemed........................................           (107)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            138                2
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,764           11,490
 Redeemed........................................         (8,434)         (11,571)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,330              (81)
                                                   =============    =============


                                                                 EQ/GLOBAL                         EQ/INTERMEDIATE
                                                           MULTI-SECTOR EQUITY*                GOVERNMENT BOND INDEX*
                                                  --------------------------------------- ---------------------------------
                                                          2010                2009              2010             2009
                                                  -------------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,071,620)      $   (1,338,538)   $    (950,110)   $  (1,837,117)
 Net realized gain (loss) on investments.........       (93,814,827)        (134,958,138)          11,700       (5,818,927)
 Change in unrealized appreciation
  (depreciation) of investments..................       195,853,821          486,494,355       10,662,192       (7,140,455)
                                                      --------------      --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................        97,967,374          350,197,679        9,723,782      (14,796,499)
                                                      --------------      --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        17,930,470           38,055,350       58,835,387       43,007,605
  Transfers between funds including
   guaranteed interest account, net..............       (43,139,517)          97,751,626      (14,557,934)     (27,226,727)
  Transfers for contract benefits and
   terminations..................................       (51,708,000)         (37,615,341)     (27,784,102)     (28,373,545)
  Contract maintenance charges...................       (15,496,696)         (13,705,969)      (4,338,587)      (4,494,560)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (92,413,743)          84,485,666       12,154,764      (17,087,227)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                (3)              52,000               --               --
                                                     --------------       --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................         5,553,628          434,735,345       21,878,546      (31,883,726)
NET ASSETS -- BEGINNING OF PERIOD................     1,130,853,172          696,117,827      369,786,670      401,670,396
                                                     --------------       --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $1,136,406,800       $1,130,853,172    $ 391,665,216    $ 369,786,670
                                                     ==============       ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               192                   2               --               --
 Redeemed........................................               (20)                 --               --               --
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................               172                   2               --               --
                                                     ==============      ==============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................             5,663              18,642           15,689           14,039
 Redeemed........................................           (10,964)            (13,429)         (13,481)         (14,458)
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................            (5,301)              5,213            2,208             (419)
                                                     ===============     ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/INTERNATIONAL
                                                             CORE PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   2,336,295    $  10,509,388
 Net realized gain (loss) on investments.........    (38,528,670)     (46,621,982)
 Change in unrealized appreciation
  (depreciation) of investments..................     90,147,494      225,338,883
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,955,119      189,226,289
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     17,014,839       44,406,216
  Transfers between funds including
   guaranteed interest account, net..............     (5,643,923)      19,939,424
  Transfers for contract benefits and
   terminations..................................    (38,198,114)     (29,905,952)
  Contract maintenance charges...................     (9,621,790)      (8,681,146)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (36,448,988)      25,758,542
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         21,998           13,199
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     17,528,129      214,998,030
NET ASSETS -- BEGINNING OF PERIOD................    769,320,511      554,322,481
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 786,848,640    $ 769,320,511
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            269               --
 Redeemed........................................            (80)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            189               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,530           10,926
 Redeemed........................................         (8,709)          (8,760)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (3,179)           2,166
                                                   =============    =============


                                                                                       EQ/INTERNATIONAL
                                                     EQ/INTERNATIONAL ETF*                  GROWTH*
                                                  ---------------------------- ---------------------------------
                                                       2010           2009           2010             2009
                                                  -------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   53,285    $  164,334    $  (1,539,936)   $    (451,268)
 Net realized gain (loss) on investments.........       77,869        64,865      (12,960,436)     (26,477,852)
 Change in unrealized appreciation
  (depreciation) of investments..................      137,277       151,754       54,538,719       92,760,178
                                                    ----------    ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      268,431       380,953       40,038,347       65,831,058
                                                    ----------    ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      941,249            --       12,615,167       16,047,281
  Transfers between funds including
   guaranteed interest account, net..............      301,281            --       70,815,470       33,138,245
  Transfers for contract benefits and
   terminations..................................      (29,518)           --      (12,777,936)      (7,613,344)
  Contract maintenance charges...................           --            --       (4,359,648)      (3,283,507)
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,213,012            --       66,293,053       38,288,675
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --            --               --               --
                                                    ----------    ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    1,481,443       380,953      106,331,400      104,119,733
NET ASSETS -- BEGINNING OF PERIOD................    1,984,837     1,603,884      272,167,868      168,048,135
                                                    ----------    ----------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $3,466,280    $1,984,837    $ 378,499,268    $ 272,167,868
                                                    ==========    ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          137            --              270               --
 Redeemed........................................          (12)           --             (144)              --
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................          125            --              126               --
                                                    ==========    ==========    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           --            --           11,475           10,081
 Redeemed........................................           --            --           (5,927)          (5,593)
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................           --            --            5,548            4,488
                                                    ==========    ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (330,695)   $      97,821
 Net realized gain (loss) on investments.........    (15,337,191)     (29,711,065)
 Change in unrealized appreciation
  (depreciation) of investments..................     42,809,362       89,134,293
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,141,476       59,521,049
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,000,248        6,531,889
  Transfers between funds including
   guaranteed interest account, net..............      9,752,342          180,925
  Transfers for contract benefits and
   terminations..................................    (20,411,208)     (16,280,971)
  Contract maintenance charges...................     (2,524,569)      (2,183,887)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (4,183,187)     (11,752,044)
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     22,958,289       47,769,005
NET ASSETS -- BEGINNING OF PERIOD................    258,338,263      210,569,258
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 281,296,552    $ 258,338,263
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            173               --
 Redeemed........................................            (10)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            163               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,040            3,078
 Redeemed........................................         (4,472)          (4,372)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (432)          (1,294)
                                                   =============    =============



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                             CORE PLUS*                       GROWTH INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (703,941)   $   3,946,921    $  (1,599,272)   $   1,765,959
 Net realized gain (loss) on investments.........      5,950,445      (15,412,420)       4,081,061      (13,310,399)
 Change in unrealized appreciation
  (depreciation) of investments..................     12,483,696       42,870,315       39,038,701      100,800,552
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,730,200       31,404,816       41,520,490       89,256,112
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,378,773        5,079,841        8,708,376        6,243,861
  Transfers between funds including
   guaranteed interest account, net..............     (1,379,102)        (335,448)      (7,012,053)       5,339,497
  Transfers for contract benefits and
   terminations..................................    (13,141,839)     (10,302,564)     (22,541,290)     (17,160,470)
  Contract maintenance charges...................     (1,507,734)      (1,417,449)      (3,501,836)      (3,258,354)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (12,649,902)      (6,975,620)     (24,346,803)      (8,835,466)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --       (9,101,306)
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      5,080,298       24,429,196       17,173,687       71,319,340
NET ASSETS -- BEGINNING OF PERIOD................    153,789,501      129,360,305      317,251,600      245,932,260
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 158,869,799    $ 153,789,501    $ 334,425,287    $ 317,251,600
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              183               --
 Redeemed........................................             --               --              (28)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              155               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,377            2,386            4,253            6,245
 Redeemed........................................         (2,891)          (3,435)          (7,903)          (8,515)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,514)          (1,049)          (3,650)          (2,270)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            GROWTH PLUS*                      VALUE INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,665,001)   $    (322,957)   $      57,450    $   6,773,224
 Net realized gain (loss) on investments.........     (2,058,115)     (12,614,811)     (17,662,023)     (27,527,716)
 Change in unrealized appreciation
  (depreciation) of investments..................     34,373,610       75,552,967       31,190,003       38,402,053
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     29,650,494       62,615,199       13,585,430       17,647,561
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,983,905       14,839,377        4,653,486        7,374,072
  Transfers between funds including
   guaranteed interest account, net..............     (8,881,962)      (3,677,177)       5,143,141        7,431,830
  Transfers for contract benefits and
   terminations..................................    (15,689,813)     (11,850,074)      (4,978,531)      (3,337,593)
  Contract maintenance charges...................     (2,688,173)      (2,477,109)      (1,671,559)      (1,422,213)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (20,276,043)      (3,164,983)       3,146,537       10,046,096
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      9,374,451       59,450,216       16,731,967       27,693,657
NET ASSETS -- BEGINNING OF PERIOD................    252,675,000      193,224,784      104,203,662       76,510,005
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 262,049,451    $ 252,675,000    $ 120,935,629    $ 104,203,662
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             93               --               93               --
 Redeemed........................................            (14)              --              (11)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             79               --               82               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,929            3,789            4,665            7,169
 Redeemed........................................         (3,524)          (4,054)          (4,280)          (4,403)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,595)            (265)             385            2,766
                                                   =============    =============    =============    =============


                                                               EQ/LARGE CAP
                                                               VALUE PLUS*
                                                  --------------------------------------
                                                          2010                2009
                                                  -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $   (3,572,302)     $     7,478,084
 Net realized gain (loss) on investments.........       (79,295,631)        (116,190,615)
 Change in unrealized appreciation
  (depreciation) of investments..................       201,532,934          296,761,284
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       118,665,001          188,048,753
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        14,109,750           12,883,006
  Transfers between funds including
   guaranteed interest account, net..............       (57,748,572)         (59,306,982)
  Transfers for contract benefits and
   terminations..................................       (72,783,534)         (60,484,252)
  Contract maintenance charges...................       (14,517,732)         (14,986,398)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (130,940,088)        (121,894,626)
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   --
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       (12,275,087)          66,154,127
NET ASSETS -- BEGINNING OF PERIOD................     1,181,149,734        1,114,995,607
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,168,874,647       $1,181,149,734
                                                     ==============       ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               104                   --
 Redeemed........................................                (2)                  --
                                                     --------------       --------------
 Net Increase (Decrease).........................               102                   --
                                                     ==============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................             1,260                2,747
 Redeemed........................................           (13,798)             (16,468)
                                                     --------------       --------------
 Net Increase (Decrease).........................           (12,538)             (13,721)
                                                     ==============       ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LORD ABBETT
                                                         GROWTH AND INCOME*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,342,320)   $    (767,473)
 Net realized gain (loss) on investments.........     (8,933,820)     (12,823,244)
 Change in unrealized appreciation
  (depreciation) of investments..................     30,082,515       31,280,658
                                                    ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,806,375       17,689,941
                                                    ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,806,791        9,687,585
  Transfers between funds including
   guaranteed interest account, net..............     21,862,494        2,488,722
  Transfers for contract benefits and
   terminations..................................     (6,495,793)      (4,487,121)
  Contract maintenance charges...................     (1,860,046)      (1,495,789)
                                                    ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     21,313,446        6,193,397
                                                    ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     41,119,821       23,883,338
NET ASSETS -- BEGINNING OF PERIOD................    117,430,220       93,546,882
                                                    ------------    -------------
NET ASSETS -- END OF PERIOD......................   $158,550,041    $ 117,430,220
                                                    ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --
 Redeemed........................................             --               --
                                                    ------------    -------------
 Net Increase (Decrease).........................             --               --
                                                    ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,673            3,916
 Redeemed........................................         (3,519)          (2,969)
                                                    ------------    -------------
 Net Increase (Decrease).........................          2,154              947
                                                    ============    =============


                                                           EQ/LORD ABBETT                      EQ/MID CAP
                                                           LARGE CAP CORE*                       INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,829,718)   $    (981,435)   $  (4,804,345)   $  (2,042,011)
 Net realized gain (loss) on investments.........        764,286      (10,046,237)     (53,827,554)     (76,754,441)
 Change in unrealized appreciation
  (depreciation) of investments..................     21,860,374       41,151,180      203,223,970      249,782,270
                                                    ------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     20,794,942       30,123,508      144,592,071      170,985,818
                                                    ------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,190,672       18,051,679       13,019,432       27,352,295
  Transfers between funds including
   guaranteed interest account, net..............     18,698,798       28,400,738      (31,800,373)     (11,457,023)
  Transfers for contract benefits and
   terminations..................................     (7,562,569)      (4,939,951)     (34,995,676)     (27,354,004)
  Contract maintenance charges...................     (2,345,017)      (1,712,105)      (8,962,624)      (7,924,887)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     15,981,884       39,800,361      (62,739,241)     (19,383,619)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --           53,718           31,447
                                                    ------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     36,776,826       69,923,869       81,906,548      151,633,646
NET ASSETS -- BEGINNING OF PERIOD................    155,168,017       85,244,148      652,650,383      501,016,737
                                                    ------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $191,944,843    $ 155,168,017    $ 734,556,931    $ 652,650,383
                                                    ============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              211               --
 Redeemed........................................             --               --              (26)              --
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              185               --
                                                    ============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493            8,538            4,368            7,801
 Redeemed........................................         (4,032)          (3,920)         (10,648)         (10,020)
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,461            4,618           (6,280)          (2,219)
                                                    ============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/MID CAP
                                                           VALUE PLUS* (d)(e)(f)
                                                  ---------------------------------------
                                                          2010                2009
                                                  -------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (5,227,522)      $    1,365,807
 Net realized gain (loss) on investments.........     (124,431,143)        (124,353,745)
 Change in unrealized appreciation
  (depreciation) of investments..................      332,475,742           36,575,607
                                                     -------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................      202,817,077          (86,412,331)
                                                     -------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       15,635,307           13,599,011
  Transfers between funds including
   guaranteed interest account, net..............     (109,598,303)         815,533,724
  Transfers for contract benefits and
   terminations..................................      (59,654,561)         (31,291,287)
  Contract maintenance charges...................      (15,073,590)          (8,625,499)
                                                     -------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (168,691,147)         789,215,949
                                                     -------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --               30,948
                                                     -------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       34,125,930          702,834,566
NET ASSETS -- BEGINNING OF PERIOD................    1,102,897,856          400,063,290
                                                     -------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,137,023,786      $1,102,897,856
                                                     ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               34                   --
 Redeemed........................................               (9)                  --
                                                     -------------       --------------
 Net Increase (Decrease).........................               25                   --
                                                     =============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            2,106               73,314
 Redeemed........................................          (14,942)             (27,132)
                                                     -------------       --------------
 Net Increase (Decrease).........................          (12,836)              46,182
                                                     =============       ==============


                                                                                                 EQ/MONTAG &
                                                           EQ/MONEY MARKET*                   CALDWELL GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ----------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (11,461,435)   $  (18,440,066)    $ (1,562,532)   $  (1,711,323)
 Net realized gain (loss) on investments.........         (34,619)         (233,096)      (3,832,437)     (14,655,162)
 Change in unrealized appreciation
  (depreciation) of investments..................          93,700           156,107       15,990,596       55,673,036
                                                   --------------    --------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (11,402,354)      (18,517,055)      10,595,627       39,306,551
                                                   --------------    --------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     211,662,332       343,074,508        6,424,399        3,647,314
  Transfers between funds including
   guaranteed interest account, net..............    (251,321,649)     (565,003,528)      (5,491,466)      (5,293,632)
  Transfers for contract benefits and
   terminations..................................    (206,937,596)     (300,033,661)      (7,731,372)      (6,259,023)
  Contract maintenance charges...................      (8,713,003)      (12,094,117)      (2,398,972)      (2,508,072)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (255,309,916)     (534,056,798)      (9,197,411)     (10,413,413)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --           273,686               --               --
                                                   --------------    --------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (266,712,270)     (552,300,167)       1,398,216       28,893,138
NET ASSETS -- BEGINNING OF PERIOD................     941,674,805     1,493,974,972      172,791,858      143,898,720
                                                   --------------    --------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $  674,962,535    $  941,674,805     $174,190,074    $ 172,791,858
                                                   ==============    ==============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                22              477                1
 Redeemed........................................              --                --              (20)              --
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................              --                22              457                1
                                                   ==============    ==============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          94,244            69,086            6,962           12,048
 Redeemed........................................         (90,015)          (99,039)         (10,137)         (14,313)
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................           4,229           (29,953)          (3,175)          (2,265)
                                                   ==============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MORGAN STANLEY
                                                           MID CAP GROWTH*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (6,483,463)   $  (4,344,315)
 Net realized gain (loss) on investments.........      2,139,710      (25,824,738)
 Change in unrealized appreciation
  (depreciation) of investments..................    134,660,911      155,347,475
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    130,317,158      125,178,422
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     19,088,458       17,349,251
  Transfers between funds including
   guaranteed interest account, net..............     88,611,674       69,598,413
  Transfers for contract benefits and
   terminations..................................    (23,291,011)     (11,360,676)
  Contract maintenance charges...................     (6,757,222)      (4,662,732)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     77,651,899       70,924,256
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    207,969,057      196,102,678
NET ASSETS -- BEGINNING OF PERIOD................    406,455,362      210,352,684
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 614,424,419    $ 406,455,362
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            590                3
 Redeemed........................................           (137)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            453                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,688           12,167
 Redeemed........................................         (7,010)          (5,895)
                                                   -------------    -------------
 Net Increase (Decrease).........................          4,678            6,272
                                                   =============    =============


                                                               EQ/MUTUAL
                                                           LARGE CAP EQUITY*               EQ/OPPENHEIMER GLOBAL*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    686,220      $  (2,837,920)    $ (1,594,990)   $    (999,512)
 Net realized gain (loss) on investments.........    (15,707,826)       (25,424,474)      (5,794,188)     (12,845,925)
 Change in unrealized appreciation
  (depreciation) of investments..................     36,768,566         74,942,306       31,989,119       52,404,085
                                                    ------------      -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,746,960         46,679,912       24,599,941       38,558,648
                                                    ------------      -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,479,102          7,462,774       13,281,583       10,985,091
  Transfers between funds including
   guaranteed interest account, net..............    (18,211,997)        (7,433,583)      55,292,392       30,120,961
  Transfers for contract benefits and
   terminations..................................    (10,895,006)        (9,814,336)      (8,293,582)      (4,037,850)
  Contract maintenance charges...................     (3,624,570)        (3,691,375)      (2,762,472)      (1,941,981)
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (29,252,471)       (13,476,520)      57,517,921       35,126,221
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --                3               --
                                                    ------------      -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     (7,505,511)        33,203,392       82,117,865       73,684,869
NET ASSETS -- BEGINNING OF PERIOD................    238,555,289        205,351,897      163,060,273       89,375,404
                                                    ------------      -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................   $231,049,778      $ 238,555,289     $245,178,138    $ 163,060,273
                                                    ============      =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             48                 --              306                1
 Redeemed........................................             (1)                --              (43)              --
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................             47                 --              263                1
                                                    ============      =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,203              3,697           10,580            7,976
 Redeemed........................................         (4,866)            (5,500)          (5,120)          (3,519)
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................         (3,663)            (1,803)           5,460            4,457
                                                    ============      =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO ULTRA
                                                           SHORT BOND* (g) (h)
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (16,660,452)    $   (3,730,126)
 Net realized gain (loss) on investments.........      (32,817,732)       (35,530,401)
 Change in unrealized appreciation
  (depreciation) of investments..................       40,441,026         69,287,120
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................       (9,037,158)        30,026,593
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       35,647,672         60,395,456
  Transfers between funds including
   guaranteed interest account, net..............      (36,975,938)       483,246,609
  Transfers for contract benefits and
   terminations..................................      (90,378,169)       (60,125,729)
  Contract maintenance charges...................      (19,746,167)       (16,164,814)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (111,452,602)       467,351,522
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     (120,489,760)       497,378,115
NET ASSETS -- BEGINNING OF PERIOD................    1,415,255,319        917,877,204
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,294,765,559     $1,415,255,319
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,539                  9
 Redeemed........................................             (209)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,330                  9
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           32,281             97,475
 Redeemed........................................          (43,958)           (55,852)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (11,677)            41,623
                                                    ==============     ==============


                                                      EQ/QUALITY BOND PLUS* (k)        EQ/SMALL COMPANY INDEX* (m)
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  52,128,835    $   9,616,969    $  (2,260,703)   $     283,901
 Net realized gain (loss) on investments.........     (6,003,038)     (16,834,854)     (24,935,414)     (47,942,631)
 Change in unrealized appreciation
  (depreciation) of investments..................    (19,985,136)      27,244,526      125,792,660      125,840,042
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     26,140,661       20,026,641       98,596,543       78,181,312
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     34,150,025       21,240,787       14,071,255       26,470,813
  Transfers between funds including
   guaranteed interest account, net..............     (9,692,627)     224,180,167      (17,676,567)      70,678,527
  Transfers for contract benefits and
   terminations..................................    (36,306,894)     (28,209,097)     (20,362,790)     (14,249,210)
  Contract maintenance charges...................     (7,338,590)      (5,183,336)      (5,991,684)      (4,521,055)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (19,188,086)     212,028,521      (29,959,786)      78,379,075
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              600               --        1,020,132
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      6,952,575      232,055,762       68,636,757      157,580,519
NET ASSETS -- BEGINNING OF PERIOD................    558,343,163      326,287,401      440,147,476      282,566,957
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 565,295,738    $ 558,343,163    $ 508,784,233    $ 440,147,476
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              214                1
 Redeemed........................................             --               --              (22)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              192                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,067           50,229            4,584           17,034
 Redeemed........................................        (12,329)         (31,789)          (7,147)          (9,500)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,262)          18,440           (2,563)           7,534
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/T. ROWE PRICE
                                                            GROWTH STOCK*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (4,924,523)   $  (3,334,900)
 Net realized gain (loss) on investments.........     (2,732,322)     (11,405,129)
 Change in unrealized appreciation
  (depreciation) of investments..................     56,083,078       93,287,481
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     48,426,233       78,547,452
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     21,494,187       25,605,098
  Transfers between funds including
   guaranteed interest account, net..............     41,257,431       56,036,557
  Transfers for contract benefits and
   terminations..................................    (17,689,907)     (11,344,415)
  Contract maintenance charges...................     (4,308,822)      (3,031,774)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,752,889       67,265,466
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     89,179,122      145,812,918
NET ASSETS -- BEGINNING OF PERIOD................    313,082,416      167,269,498
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 402,261,538    $ 313,082,416
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            567                3
 Redeemed........................................           (127)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            440                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          8,662           11,610
 Redeemed........................................         (4,967)          (3,248)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,695            8,362
                                                   =============    =============


                                                            EQ/TEMPLETON
                                                           GLOBAL EQUITY*              EQ/UBS GROWTH & INCOME*
                                                  --------------------------------- ------------------------------
                                                        2010             2009             2010           2009
                                                  ---------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (58,709)   $     (17,700)   $   (494,021)   $   (336,588)
 Net realized gain (loss) on investments.........    (11,950,986)     (20,976,814)     (2,127,239)     (7,822,551)
 Change in unrealized appreciation
  (depreciation) of investments..................     23,739,286       62,319,576       9,628,253      22,719,844
                                                   -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     11,729,591       41,325,062       7,006,993      14,560,705
                                                   -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,851,036        7,979,308       4,282,687       4,943,208
  Transfers between funds including
   guaranteed interest account, net..............      3,687,608       (4,747,160)       (980,741)       (973,192)
  Transfers for contract benefits and
   terminations..................................     (8,887,410)      (7,902,832)     (3,187,709)     (2,000,024)
  Contract maintenance charges...................     (2,856,263)      (2,749,566)       (892,945)       (801,991)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (1,205,029)      (7,420,250)       (778,708)      1,168,001
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     10,524,562       33,904,812       6,228,285      15,728,706
NET ASSETS -- BEGINNING OF PERIOD................    183,702,369      149,797,557      63,799,068      48,070,362
                                                   -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 194,226,931    $ 183,702,369    $ 70,027,353    $ 63,799,068
                                                   =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            105               --              --              --
 Redeemed........................................            (18)              --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................             87               --              --              --
                                                   =============    =============    ============    ============
UNIT ACTIVITY CLASS B
 Issued..........................................          3,697            3,863           5,058           5,464
 Redeemed........................................         (3,946)          (4,876)         (4,631)         (4,392)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................           (249)          (1,013)            427           1,072
                                                   =============    =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/WELLS FARGO
                                                                                                  ADVANTAGE
                                                        EQ/VAN KAMPEN COMSTOCK*                 OMEGA GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (540,884)     $    (130,878)   $  (4,851,626)    $ (2,421,440)
 Net realized gain (loss) on investments.........     (9,464,917)       (22,515,911)      13,444,641       (9,138,410)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,945,921         68,993,230       44,175,021       77,956,029
                                                    ------------      -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,940,120         46,346,441       52,768,036       66,396,179
                                                    ------------      -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,581,392          7,018,764       17,657,805       27,940,701
  Transfers between funds including
   guaranteed interest account, net..............        556,523         (7,191,990)      67,388,141       83,688,347
  Transfers for contract benefits and
   terminations..................................    (11,285,117)        (8,733,057)     (15,511,156)      (9,008,466)
  Contract maintenance charges...................     (3,263,131)        (3,102,049)      (4,493,713)      (2,575,434)
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (8,410,333)       (12,008,332)      65,041,077      100,045,148
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --            9,999               --
                                                    ------------      -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     19,529,787         34,338,109      117,819,112      166,441,327
NET ASSETS -- BEGINNING OF PERIOD................    219,391,530        185,053,421      295,445,709      129,004,382
                                                    ------------      -------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $238,921,317      $ 219,391,530    $ 413,264,821     $295,445,709
                                                    ============      =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             87                 --               --               --
 Redeemed........................................             (4)                --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             83                 --               --               --
                                                    ============      =============    =============     ============
UNIT ACTIVITY CLASS B
 Issued..........................................          2,566              3,249           11,345           14,711
 Redeemed........................................         (3,651)            (4,883)          (5,945)          (4,717)
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................         (1,085)            (1,634)           5,400            9,994
                                                    ============      =============    =============     ============
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             --                 --               --               --
 Redeemed........................................             --                 --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             --                 --               --               --
                                                    ============      =============    =============     ============


                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                                      ASSET MANAGER:             CONTRAFUND(R)
                                                   GROWTH PORTFOLIO (c)          PORTFOLIO (b)
                                                  ---------------------- -----------------------------
                                                           2010                2010           2009
                                                  ---------------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................        $   (450)          $   23,873      $     (1)
 Net realized gain (loss) on investments.........           8,181               41,815            --
 Change in unrealized appreciation
  (depreciation) of investments..................          56,550            1,304,990            --
                                                         --------           ----------      --------
 Net Increase (decrease) in net assets from
  operations.....................................          64,281            1,370,678            (1)
                                                         --------           ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         535,368            9,917,768        17,564
  Transfers between funds including
   guaranteed interest account, net..............         181,064            1,377,266            --
  Transfers for contract benefits and
   terminations..................................          (8,186)            (101,238)           --
  Contract maintenance charges...................              --                   (6)           --
                                                         --------           ----------      --------
 Net increase (decrease) in net assets from
  contractowners transactions....................         708,246           11,193,790        17,564
                                                         --------           ----------      --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              33               14,997            --
                                                         --------           ----------      --------
INCREASE (DECREASE) IN NET ASSETS................         772,560           12,579,465        17,563
NET ASSETS -- BEGINNING OF PERIOD................              --               17,563            --
                                                         --------          -----------      --------
NET ASSETS -- END OF PERIOD......................        $772,560          $12,597,028       $17,563
                                                         ========          ===========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY CLASS B
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             119               1,092              2
 Redeemed........................................             (53)                (41)            --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              66               1,051              2
                                                         ========          ==========       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP
                                                      FIDELITY(R) VIP           STRATEGIC INCOME         FRANKLIN INCOME
                                                   MID CAP PORTFOLIO (b)         PORTFOLIO (b)         SECURITIES FUND (n)
                                                  ------------------------ -------------------------- --------------------
                                                        2010        2009         2010         2009            2010
                                                  --------------- -------- --------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (18,324)       --      $ 235,780      $    (2)        $  14,976
 Net realized gain (loss) on investments.........       25,950        --        163,162           --            (2,591)
 Change in unrealized appreciation
  (depreciation) of investments..................      519,941        --       (218,791)          21           158,862
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      527,567        --        180,151           19           171,247
                                                    ----------    ------     ----------      -------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,151,129     5,881      5,996,892       23,054         2,662,103
  Transfers between funds including
   guaranteed interest account, net..............      770,481        --        726,700           --           992,400
  Transfers for contract benefits and
   terminations..................................      (76,216)       --        (56,385)          --           (11,054)
  Contract maintenance charges...................           (2)       --             (4)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    4,845,392     5,881      6,667,203       23,054         3,643,449
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       10,000        --            205           --               298
                                                    ----------    ------     ----------      -------        ----------
INCREASE (DECREASE) IN NET ASSETS................    5,382,959     5,881      6,847,559       23,073         3,814,994
NET ASSETS -- BEGINNING OF PERIOD................        5,881        --         23,073           --                --
                                                    ----------    ------     ----------      -------        ----------
NET ASSETS -- END OF PERIOD......................   $5,388,840    $5,881     $6,870,632      $23,073        $3,814,994
                                                    ==========    ======     ==========      =======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................           --        --             --           --               358
 Redeemed........................................           --        --             --           --                (6)
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................           --        --             --           --               352
                                                    ----------    ------     ----------      -------        ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................         437          1            658            2                --
 Redeemed........................................         (21)        --            (29)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................         416          1            629            2                --
                                                    ----------    ------     ----------      -------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN STRATEGIC           FRANKLIN TEMPLETON
                                                            INCOME                    VIP FOUNDING
                                                      SECURITIES FUND (b)      FUNDS ALLOCATION FUND (n)
                                                  --------------------------- ---------------------------
                                                        2010          2009                2010
                                                  --------------- ----------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  46,154       $   (12)          $  15,184
 Net realized gain (loss) on investments.........       7,038            --                 859
 Change in unrealized appreciation
  (depreciation) of investments..................     113,388            58              54,429
                                                    ---------       -------           ---------
 Net Increase (decrease) in net assets from
  operations.....................................     166,580            46              70,472
                                                    ---------       -------           ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,764,694        46,293             862,343
  Transfers between funds including
   guaranteed interest account, net..............     981,718            --             170,851
  Transfers for contract benefits and
   terminations..................................     (78,141)           --                (481)
  Contract maintenance charges...................          (6)           --                  --
                                                    ---------       -------           ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,668,265        46,293           1,032,713
                                                    ---------       -------           ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................      24,997            --                  77
                                                    ---------       -------           ---------
INCREASE (DECREASE) IN NET ASSETS................   4,859,842        46,339           1,103,262
NET ASSETS -- BEGINNING OF PERIOD................      46,339            --                  --
                                                    ---------       -------           ---------
NET ASSETS -- END OF PERIOD......................  $4,906,181       $46,339           $1,103,262
                                                    =========       =======           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................         465             5                 108
 Redeemed........................................         (30)           --                  (4)
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................         435             5                 104
                                                    =========       =======           =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========


                                                         GOLDMAN SACHS           INVESCO V.I.
                                                          VIT MID CAP              FINANCIAL
                                                        VALUE FUND (b)         SERVICES FUND (c)
                                                  --------------------------- ------------------
                                                        2010          2009           2010
                                                  --------------- ----------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (4,057)      $   --        $  (4,152)
 Net realized gain (loss) on investments.........      20,694           --          (12,347)
 Change in unrealized appreciation
  (depreciation) of investments..................     366,648           (9)          41,149
                                                    ---------       ------        ---------
 Net Increase (decrease) in net assets from
  operations.....................................     383,285           (9)          24,650
                                                    ---------       ------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,555,130        2,514          427,430
  Transfers between funds including
   guaranteed interest account, net..............     201,034           --          207,782
  Transfers for contract benefits and
   terminations..................................     (13,427)          --          (20,432)
  Contract maintenance charges...................          (2)          --               --
                                                    ---------       ------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,742,735        2,514          614,780
                                                    ---------       ------        ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         101           --               21
                                                    ---------       ------        ---------
INCREASE (DECREASE) IN NET ASSETS................   3,126,121        2,505          639,451
NET ASSETS -- BEGINNING OF PERIOD................       2,505           --               --
                                                    ----------      ------        ---------
NET ASSETS -- END OF PERIOD......................   $3,128,626      $2,505        $ 639,451
                                                    ===========     =======       =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          --          --                --
 Redeemed........................................          --          --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                --
                                                    =========     =======         =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --          --                86
 Redeemed........................................          --          --               (27)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                59
                                                    =========     =======         =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................         271          --                --
 Redeemed........................................         (28)         --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         243          --                --
                                                    =========     =======         =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         INVESCO V.I.            INVESCO V.I.
                                                          GLOBAL REAL           INTERNATIONAL
                                                        ESTATE FUND (b)        GROWTH FUND (c)
                                                  --------------------------- -----------------
                                                        2010          2009           2010
                                                  ---------------- ---------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $ 113,606      $    (1)     $  18,769
 Net realized gain (loss) on investments.........        6,434           --          3,607
 Change in unrealized appreciation
  (depreciation) of investments..................      299,536           10        336,872
                                                     ---------      -------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................      419,576            9        359,248
                                                     ---------      -------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,431,862       11,500      3,316,405
  Transfers between funds including
   guaranteed interest account, net..............      859,574           --        506,317
  Transfers for contract benefits and
   terminations..................................      (21,125)          --        (17,882)
  Contract maintenance charges...................           --           --             (2)
                                                     ---------      -------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,270,311       11,500      3,804,838
                                                     ---------      -------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          299           --            200
                                                     ---------      -------      ---------
INCREASE (DECREASE) IN NET ASSETS................    5,690,186       11,509      4,164,286
NET ASSETS -- BEGINNING OF PERIOD................       11,509           --             --
                                                     ---------      -------      ---------
NET ASSETS -- END OF PERIOD......................    $5,701,695     $11,509      $4,164,286
                                                     ==========     =======      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................          488            1            371
 Redeemed........................................           (6)          --             (5)
                                                     ---------      -------      ---------
 Net Increase (Decrease).........................          482            1            366
                                                     =========      =======      =========


                                                                            INVESCO V.I.
                                                     INVESCO V.I.           MID CAP CORE
                                                   LEISURE FUND (c)        EQUITY FUND (b)
                                                  ------------------ ---------------------------
                                                         2010               2010          2009
                                                  ------------------ ----------------- ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $  (352)         $  (4,611)       $   --
 Net realized gain (loss) on investments.........          628              2,876            --
 Change in unrealized appreciation
  (depreciation) of investments..................       12,057            118,073            (5)
                                                       -------          ---------        ------
 Net Increase (decrease) in net assets from
  operations.....................................       12,333            116,338            (5)
                                                       -------          ---------        ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       94,133          1,081,781           639
  Transfers between funds including
   guaranteed interest account, net..............       27,981            242,444            --
  Transfers for contract benefits and
   terminations..................................           --             (8,395)           --
  Contract maintenance charges...................           --                 (3)           --
                                                       -------          ---------        ------
 Net increase (decrease) in net assets from
  contractowners transactions....................      122,114          1,315,827           639
                                                       -------          ---------        ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --                 --            --
                                                       -------          ---------        ------
INCREASE (DECREASE) IN NET ASSETS................      134,447          1,432,165           634
NET ASSETS -- BEGINNING OF PERIOD................           --                634            --
                                                       -------          ---------        ------
NET ASSETS -- END OF PERIOD......................      $134,447         $1,432,799       $  634
                                                       ========         ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................           13                129            --
 Redeemed........................................           (2)                (6)           --
                                                       -------          ---------        ------
 Net Increase (Decrease).........................           11                123            --
                                                       =======          =========        ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       INVESCO V.I.            IVY FUNDS VIP
                                                        SMALL CAP                DIVIDEND                   IVY FUNDS VIP
                                                     EQUITY FUND (c)         OPPORTUNITIES (b)                ENERGY (b)
                                                    -----------------   ---------------------------   --------------------------
                                                           2010              2010           2009           2010           2009
                                                    -----------------   --------------   ----------   --------------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (5,405)        $  (14,382)     $    (1)      $  (11,920)      $  --
 Net realized gain (loss) on investments.........         (25,501)            (2,123)          --          (22,116)         --
 Change in unrealized appreciation
  (depreciation) of investments..................         141,132            511,615          (35)         468,805           (8)
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (decrease) in net assets from
  operations.....................................         110,226            495,110          (36)         434,769           (8)
                                                        ---------         ----------      -------       ----------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         674,292          3,292,575       13,455        1,874,270          479
  Transfers between funds including
   guaranteed interest account, net..............         214,496            670,688           --          559,232           --
  Transfers for contract benefits and
   terminations..................................         (48,638)           (73,191)          --          (23,036)          --
  Contract maintenance charges...................              --                (10)          --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................         840,150          3,890,062       13,455        2,410,466          479
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --                197           --               42           --
                                                        ---------         ----------      -------       ----------       ------
INCREASE (DECREASE) IN NET ASSETS................         950,376          4,385,369       13,419        2,845,277          471
NET ASSETS -- BEGINNING OF PERIOD................              --             13,419           --              471           --
                                                        ---------         ----------      -------       ----------       ------
NET ASSETS -- END OF PERIOD......................       $ 950,376         $4,398,788      $13,419       $2,845,748       $  471
                                                        =========         ==========      =======       ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................              --                398            1              295           --
 Redeemed........................................                                (21)          --              (66)          --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              --                377            1              229           --
                                                        =========         ==========      =======       ==========       ======
UNIT ACTIVITY SERIES II
 Issued..........................................             101                 --           --               --           --
 Redeemed........................................             (30)                --           --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              71                 --           --               --           --
                                                        =========         ==========      =======       ==========       ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                        GLOBAL NATURAL
                                                        RESOURCES (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (26,243)     $    (9)
 Net realized gain (loss) on investments.........     (23,831)          --
 Change in unrealized appreciation
  (depreciation) of investments..................     824,015         (370)
                                                    -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................     773,941         (379)
                                                    -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,357,438       73,586
  Transfers between funds including
   guaranteed interest account, net..............     840,262           --
  Transfers for contract benefits and
   terminations..................................     (36,658)          --
  Contract maintenance charges...................            (3)        --
                                                    ------------   -------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,161,039       73,586
                                                    -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,997           --
                                                    -----------    -------
INCREASE (DECREASE) IN NET ASSETS................   4,942,977       73,207
NET ASSETS -- BEGINNING OF PERIOD................      73,207           --
                                                    -----------    -------
NET ASSETS -- END OF PERIOD......................   $5,016,184     $73,207
                                                    ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         471            7
 Redeemed........................................         (59)          --
                                                    -----------    -------
 Net Increase (Decrease).........................         412            7
                                                    ===========    =======



                                                         IVY FUNDS VIP               IVY FUNDS VIP
                                                        HIGH INCOME (b)            MID CAP GROWTH (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  89,755       $   (10)    $ (21,737)      $     (1)
 Net realized gain (loss) on investments.........      22,354            --        10,693             --
 Change in unrealized appreciation
  (depreciation) of investments..................     397,231           107       663,279             (8)
                                                    ---------       -------     ---------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................     509,340            97       652,235             (9)
                                                    ---------       -------     ---------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   6,833,466        24,960     3,087,205         20,641
  Transfers between funds including
   guaranteed interest account, net..............   1,759,195            --       710,125             --
  Transfers for contract benefits and
   terminations..................................     (60,895)           --       (42,819)            --
  Contract maintenance charges...................          (7)           --            (4)            --
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   8,531,759        24,960     3,754,507         20,641
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,999            --            --             --
                                                    ---------       -------     ---------      ---------
INCREASE (DECREASE) IN NET ASSETS................   9,049,098        25,057     4,406,742         20,632
NET ASSETS -- BEGINNING OF PERIOD................      25,057            --        20,632             --
                                                    ---------       -------     ---------      ---------
NET ASSETS -- END OF PERIOD......................  $9,074,155       $25,057     $4,427,374     $  20,632
                                                    =========       =======     ==========     =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         848             2           337              2
 Redeemed........................................         (72)           --           (11)            --
                                                    ---------       -------     ---------      ---------
 Net Increase (Decrease).........................         776             2           326              2
                                                    =========       =======     =========      =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                         SCIENCE AND
                                                        TECHNOLOGY (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (17,200)      $   (1)
 Net realized gain (loss) on investments.........      35,891           --
 Change in unrealized appreciation
  (depreciation) of investments..................     226,046            5
                                                    ---------       ------
 Net Increase (decrease) in net assets from
  operations.....................................     244,737            4
                                                    ---------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,180,871        1,980
  Transfers between funds including
   guaranteed interest account, net..............     309,419           --
  Transfers for contract benefits and
   terminations..................................     (56,595)          --
  Contract maintenance charges...................          (2)          --
                                                    ---------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,433,693        1,980
                                                    ---------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          65           --
                                                    ---------       ------
INCREASE (DECREASE) IN NET ASSETS................   2,678,495        1,984
NET ASSETS -- BEGINNING OF PERIOD................       1,984           --
                                                    ---------       ------
NET ASSETS -- END OF PERIOD......................   $2,680,479      $1,984
                                                    ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         250           --
 Redeemed........................................         (23)          --
                                                    ---------       ------
 Net Increase (Decrease).........................         227           --
                                                    =========       ======
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --           --
 Redeemed........................................          --           --
                                                    ---------       ------
 Net Increase (Decrease).........................          --           --
                                                    =========       ======


                                                         IVY FUNDS VIP             LAZARD RETIREMENT
                                                           SMALL CAP                EMERGING MARKETS
                                                          GROWTH (b)              EQUITY PORTFOLIO (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,635)      $    --       $    64,079     $   (1)
 Net realized gain (loss) on investments.........       6,893            --            33,247         --
 Change in unrealized appreciation
  (depreciation) of investments..................     614,001            (8)      1,144,429           --
                                                    ---------       -------     -----------     --------
 Net Increase (decrease) in net assets from
  operations.....................................     600,259            (8)      1,241,755           (1)
                                                    ---------       -------     -----------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,563,013         3,288      10,027,200       22,523
  Transfers between funds including
   guaranteed interest account, net..............     601,042            --       1,947,357           --
  Transfers for contract benefits and
   terminations..................................     (24,472)           --        (107,238)          --
  Contract maintenance charges...................          (3)           --              --           --
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in net assets from
  contractowners transactions....................   3,139,580         3,288      11,867,319       22,523
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       5,000            --           4,997           --
                                                    ---------       -------     -----------     --------
INCREASE (DECREASE) IN NET ASSETS................   3,744,839         3,280      13,114,071       22,522
NET ASSETS -- BEGINNING OF PERIOD................       3,280            --          22,522           --
                                                    ---------       -------     -----------     --------
NET ASSETS -- END OF PERIOD......................  $3,748,119       $ 3,280     $13,136,593     $ 22,522
                                                   ==========       =======     ===========     ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         296            --              --           --
 Redeemed........................................         (17)           --              --           --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................         279            --              --           --
                                                    =========       =======     ===========     ========
Unit Activity Service Shares
 Issued..........................................          --            --           1,105            2
 Redeemed........................................          --            --             (43)          --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................          --            --           1,062            2
                                                    =========       =======     ===========     ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    MFS(R) INTERNATIONAL        MFS(R) INVESTORS
                                                    VALUE PORTFOLIO (b)     GROWTH STOCK SERIES (c)
                                                  ------------------------ -------------------------
                                                        2010        2009              2010
                                                  --------------- -------- -------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,072)     $   --         $  (8,018)
 Net realized gain (loss) on investments.........       1,780          --             1,529
 Change in unrealized appreciation
  (depreciation) of investments..................     405,374          --           192,276
                                                    ---------      ------         ---------
 Net Increase (decrease) in net assets from
  operations.....................................     387,082          --           185,787
                                                    ---------      ------         ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   4,346,575       2,520         1,573,066
  Transfers between funds including
   guaranteed interest account, net..............     753,351          --           122,655
  Transfers for contract benefits and
   terminations..................................     (69,928)         --            (7,400)
  Contract maintenance charges...................          (6)         --                --
                                                    ---------      ------         ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   5,029,992       2,520         1,688,321
                                                    ---------      ------         ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       4,997          --                73
                                                    ---------      ------         ---------
INCREASE (DECREASE) IN NET ASSETS................   5,422,071       2,520         1,874,181
NET ASSETS -- BEGINNING OF PERIOD................       2,520          --                --
                                                    ---------      ------         ---------
NET ASSETS -- END OF PERIOD......................  $5,424,591      $2,520        $1,874,181
                                                    =========      ======         =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................         523          --               165
 Redeemed........................................         (22)         --                (3)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         501          --               162
                                                    =========      ======         =========


                                                   MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                   TRUST SERIES (c)     PORTFOLIO (c)        SERIES (c)
                                                  ------------------ ------------------- ------------------
                                                         2010                2010               2010
                                                  ------------------ ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,935)         $  (10,172)         $     321
 Net realized gain (loss) on investments.........         2,000              (6,570)             3,866
 Change in unrealized appreciation
  (depreciation) of investments..................       109,869             204,827             151,823
                                                      ---------          ----------          ----------
 Net Increase (decrease) in net assets from
  operations.....................................       106,934             188,085             156,010
                                                      ---------          ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     1,002,551           1,463,738           1,202,233
  Transfers between funds including
   guaranteed interest account, net..............       147,780             257,417             294,963
  Transfers for contract benefits and
   terminations..................................        (8,259)            (10,492)             (4,784)
  Contract maintenance charges...................            --                  --                  (1)
                                                      ---------          ----------          ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................     1,142,072           1,710,663           1,492,411
                                                      ---------          ----------          ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --                  72                 55
                                                      ---------          ----------          ----------
INCREASE (DECREASE) IN NET ASSETS................     1,249,006           1,898,820           1,648,476
NET ASSETS -- BEGINNING OF PERIOD................            --                  --                  --
                                                      ---------          ----------          ----------
NET ASSETS -- END OF PERIOD......................     $1,249,006         $1,898,820         $1,648,476
                                                      ==========         ==========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................           120                 181                 149
 Redeemed........................................            (9)                (25)                 (9)
                                                      ---------          ----------          ----------
 Net Increase (Decrease).........................           111                 156                 140
                                                      =========          ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                      AGGRESSIVE EQUITY* (i)(o)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (3,300,754)   $  (1,790,030)
 Net realized gain (loss) on investments.........    (10,011,442)     (12,286,920)
 Change in unrealized appreciation
  (depreciation) of investments..................     67,064,699       18,886,872
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,752,503        4,809,922
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,396,795        3,248,390
  Transfers between funds including
   guaranteed interest account, net..............    209,262,252      271,330,555
  Transfers for contract benefits and
   terminations..................................    (22,771,842)      (6,664,007)
  Contract maintenance charges...................     (5,214,681)      (1,938,975)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    187,672,524      265,975,963
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          5,306         (419,927)
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    241,430,333      270,365,958
NET ASSETS -- BEGINNING OF PERIOD................    338,108,603       67,742,645
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 579,538,936    $ 338,108,603
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         14,223           47,962
 Redeemed........................................         (4,635)         (31,144)
                                                   -------------    -------------
 Net Increase (Decrease).........................          9,588           16,818
                                                   =============    =============


                                                              MULTIMANAGER                        MULTIMANAGER
                                                               CORE BOND*                     INTERNATIONAL EQUITY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   14,969,343     $   19,058,581    $   6,306,819    $     529,394
 Net realized gain (loss) on investments.........       31,944,676         (1,947,205)     (30,024,963)     (40,200,014)
 Change in unrealized appreciation
  (depreciation) of investments..................        2,327,617         40,797,591       44,641,850      140,444,319
                                                    --------------     --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,241,636         57,908,967       20,923,706      100,773,699
                                                    --------------     --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       54,471,139         85,620,629        8,962,430       31,467,106
  Transfers between funds including
   guaranteed interest account, net..............       99,642,576        225,583,404      (16,962,668)      (7,993,196)
  Transfers for contract benefits and
   terminations..................................      (76,218,848)       (54,135,987)     (19,864,038)     (16,720,684)
  Contract maintenance charges...................      (14,448,356)       (11,596,104)      (5,971,528)      (5,708,119)
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       63,446,511        245,471,942      (33,835,804)       1,045,107
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --           20,500           12,001
                                                    --------------     --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      112,688,147        303,380,909      (12,891,598)     101,830,807
NET ASSETS -- BEGINNING OF PERIOD................    1,038,133,642        734,752,733      457,906,636      356,075,829
                                                    --------------     --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $1,150,821,789     $1,038,133,642    $ 445,015,038    $ 457,906,636
                                                    ==============     ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           32,660             41,077            3,288            7,015
 Redeemed........................................          (27,671)           (20,178)          (6,035)          (6,890)
                                                    --------------     --------------    -------------    -------------
 Net Increase (Decrease).........................            4,989             20,899           (2,747)             125
                                                    ==============     ==============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                              LARGE CAP
                                                            CORE EQUITY*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,609,490)    $     23,909
 Net realized gain (loss) on investments.........     (5,914,448)      (9,143,855)
 Change in unrealized appreciation
  (depreciation) of investments..................     20,335,514       38,805,231
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,811,576       29,685,285
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,422,349        5,491,082
  Transfers between funds including
   guaranteed interest account, net..............      5,498,775        8,806,980
  Transfers for contract benefits and
   terminations..................................     (7,545,457)      (6,050,730)
  Contract maintenance charges...................     (1,793,031)      (1,542,848)
                                                    ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (417,364)       6,704,484
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     12,394,212       36,389,769
NET ASSETS -- BEGINNING OF PERIOD................    132,963,324       96,573,555
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $145,357,536     $132,963,324
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,847            3,231
 Redeemed........................................         (2,943)          (2,617)
                                                    ------------     ------------
 Net Increase (Decrease).........................            (96)             614
                                                    ============     ============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP VALUE*                   MID CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,260,430)   $   1,231,633    $  (4,486,343)   $  (3,614,543)
 Net realized gain (loss) on investments.........    (20,081,892)     (46,653,561)     (11,872,172)     (25,660,047)
 Change in unrealized appreciation
  (depreciation) of investments..................     63,553,047      112,693,080       86,729,962      114,933,970
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     41,210,725       67,271,152       70,371,447       85,659,380
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,645,471       19,030,078        5,903,356       14,960,375
  Transfers between funds including
   guaranteed interest account, net..............    (18,493,905)     (30,645,008)         236,202       (3,633,243)
  Transfers for contract benefits and
   terminations..................................    (21,956,412)     (17,195,237)     (17,993,249)     (12,645,095)
  Contract maintenance charges...................     (5,061,232)      (5,043,108)      (4,129,294)      (3,546,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (37,866,078)     (33,853,275)     (15,982,985)      (4,864,090)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         10,715            6,000            4,484           17,773
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      3,355,362       33,423,877       54,392,946       80,813,063
NET ASSETS -- BEGINNING OF PERIOD................    386,803,234      353,379,357      297,525,830      216,712,767
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 390,158,596    $ 386,803,234    $ 351,918,776    $ 297,525,830
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,095            4,234            3,776            4,409
 Redeemed........................................         (5,348)          (7,871)          (5,462)          (5,060)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,253)          (3,637)          (1,686)            (651)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,481,550)   $   4,517,447
 Net realized gain (loss) on investments.........     (7,974,382)     (35,769,543)
 Change in unrealized appreciation
  (depreciation) of investments..................     86,985,030      131,949,303
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     76,529,098      100,697,207
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,105,066       21,788,983
  Transfers between funds including
   guaranteed interest account, net..............     11,044,753        3,060,672
  Transfers for contract benefits and
   terminations..................................    (20,165,978)     (14,330,374)
  Contract maintenance charges...................     (4,820,401)      (3,901,407)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (5,836,560)       6,617,874
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         16,500           11,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     70,709,038      107,326,081
NET ASSETS -- BEGINNING OF PERIOD................    341,759,757      234,433,676
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 412,468,795    $ 341,759,757
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          4,226            6,361
 Redeemed........................................         (4,804)          (5,763)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (578)             598
                                                   =============    =============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                         MULTI-SECTOR BOND*                 SMALL CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   7,139,639    $  17,194,123    $  (3,035,539)   $  (2,370,794)
 Net realized gain (loss) on investments.........    (43,869,658)     (63,176,365)      (9,987,140)     (23,652,038)
 Change in unrealized appreciation
  (depreciation) of investments..................     66,814,688       87,731,032       61,443,500       74,520,459
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     30,084,669       41,748,790       48,420,821       48,497,627
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,246,784       20,333,762        5,913,458       16,716,400
  Transfers between funds including
   guaranteed interest account, net..............     51,873,040       28,501,019       (3,629,128)       7,922,857
  Transfers for contract benefits and
   terminations..................................    (42,777,795)     (37,010,611)      (9,590,691)      (6,276,872)
  Contract maintenance charges...................     (7,490,513)      (6,919,475)      (2,959,627)      (2,436,003)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     10,851,516        4,904,695      (10,265,988)      15,926,382
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         37,999           31,305               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     40,974,184       46,684,790       38,154,833       64,424,009
NET ASSETS -- BEGINNING OF PERIOD................    578,491,501      531,806,711      199,961,211      135,537,202
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 619,465,685    $ 578,491,501    $ 238,116,044    $ 199,961,211
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          9,449            9,422            5,949           11,195
 Redeemed........................................         (7,856)          (7,909)          (7,430)          (7,055)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,593            1,513           (1,481)           4,140
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          SMALL CAP VALUE*                     TECHNOLOGY*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,585,595)   $  (1,545,261)   $  (5,350,390)   $  (3,925,576)
 Net realized gain (loss) on investments.........    (39,496,152)     (60,110,466)       8,933,618      (24,402,155)
 Change in unrealized appreciation
  (depreciation) of investments..................    132,997,447      145,403,986       49,871,744      146,694,797
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     87,915,700       83,748,259       53,454,972      118,367,066
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,361,073       11,015,985        8,805,930       11,993,177
  Transfers between funds including
   guaranteed interest account, net..............    (17,602,238)     (19,337,941)       8,218,313       58,399,558
  Transfers for contract benefits and
   terminations..................................    (26,593,649)     (20,673,166)     (20,104,444)     (12,679,557)
  Contract maintenance charges...................     (5,355,840)      (4,967,555)      (4,791,220)      (3,816,883)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (43,190,654)     (33,962,677)      (7,871,421)      53,896,295
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         28,835           15,573               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     44,753,881       49,801,155       45,583,551      172,263,361
NET ASSETS -- BEGINNING OF PERIOD................    418,771,665      368,970,510      365,032,119      192,768,758
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 463,525,546    $ 418,771,665    $ 410,615,670    $ 365,032,119
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          3,839            3,265            9,748           15,683
 Redeemed........................................         (7,339)          (6,656)         (10,861)          (9,926)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,500)          (3,391)          (1,113)           5,757
                                                   =============    =============    =============    =============
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS 2
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============


                                                                             PIMCO VARIABLE
                                                                            INSURANCE TRUST
                                                      MUTUAL SHARES      COMMODITYREALRETURN(R)
                                                   SECURITIES FUND (n)   STRATEGY PORTFOLIO (c)
                                                  --------------------- -----------------------
                                                           2010                   2010
                                                  --------------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $   1,005              $  204,287
 Net realized gain (loss) on investments.........            (68)                 58,047
 Change in unrealized appreciation
  (depreciation) of investments..................         78,050                 350,502
                                                      ----------              ----------
 Net Increase (decrease) in net assets from
  operations.....................................         78,987                 612,836
                                                      ----------              ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,293,546               2,893,946
  Transfers between funds including
   guaranteed interest account, net..............        192,509                 610,171
  Transfers for contract benefits and
   terminations..................................         (3,170)                (30,858)
  Contract maintenance charges...................             --                      --
                                                      ----------              ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,482,885               3,473,259
                                                      ----------              ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             63                     200
                                                      ----------              ----------
INCREASE (DECREASE) IN NET ASSETS................      1,561,935               4,086,295
NET ASSETS -- BEGINNING OF PERIOD................             --                      --
                                                      ----------              ----------
NET ASSETS -- END OF PERIOD......................     $1,561,935              $4,086,295
                                                      ==========              ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................             --                      --
 Redeemed........................................             --                      --
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                      --
                                                      ==========              ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --                     326
 Redeemed........................................             --                     (10)
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                     316
                                                      ==========              ==========
UNIT ACTIVITY CLASS 2
 Issued..........................................            147                      --
 Redeemed........................................             (1)                     --
                                                      ----------              ----------
 Net Increase (Decrease).........................            146                      --
                                                      ==========              ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PIMCO VARIABLE
                                                       INSURANCE TRUST
                                                       EMERGING MARKETS
                                                      BOND PORTFOLIO (b)
                                                  --------------------------
                                                       2010          2009
                                                  -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   69,368     $    64
 Net realized gain (loss) on investments.........       33,647          --
 Change in unrealized appreciation
  (depreciation) of investments..................      (12,577)       (162)
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................       90,438         (98)
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,628,318      96,040
  Transfers between funds including
   guaranteed interest account, net..............      475,640          --
  Transfers for contract benefits and
   terminations..................................      (52,766)         --
  Contract maintenance charges...................           --          --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,051,192      96,040
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          384          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    5,142,014      95,942
NET ASSETS -- BEGINNING OF PERIOD................       95,942          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $5,237,956     $95,942
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          512          10
 Redeemed........................................          (50)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          462          10
                                                    ==========     =======


                                                        PIMCO VARIABLE             PIMCO VARIABLE
                                                       INSURANCE TRUST            INSURANCE TRUST
                                                         REAL RETURN                TOTAL RETURN
                                                        PORTFOLIO (b)              PORTFOLIO (b)
                                                  -------------------------- --------------------------
                                                        2010         2009          2010         2009
                                                  --------------- ---------- --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   57,951     $    (5)    $   559,548    $    (6)
 Net realized gain (loss) on investments.........       34,827           6         204,378         15
 Change in unrealized appreciation
  (depreciation) of investments..................      (50,511)        (21)       (666,627)       (46)
                                                    ----------     -------     -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................       42,267         (20)         97,299        (37)
                                                    ----------     -------     -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    8,902,445      70,985      21,875,302     78,168
  Transfers between funds including
   guaranteed interest account, net..............    1,110,278          --       2,212,962         --
  Transfers for contract benefits and
   terminations..................................     (144,553)         --        (170,457)        --
  Contract maintenance charges...................           (4)         --             (20)        --
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    9,868,166      70,985      23,917,787     78,168
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          500          --           2,376         --
                                                    ----------     -------     -----------    -------
INCREASE (DECREASE) IN NET ASSETS................    9,910,933      70,965      24,017,462     78,131
NET ASSETS -- BEGINNING OF PERIOD................       70,965          --          78,131         --
                                                    ----------     -------     -----------    -------
NET ASSETS -- END OF PERIOD......................   $9,981,898     $70,965     $24,095,593    $78,131
                                                    ==========     =======     ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          979           7           2,431          8
 Redeemed........................................          (46)         --            (171)        --
                                                    ----------     -------     -----------    -------
 Net Increase (Decrease).........................          933           7           2,260          8
                                                    ==========     =======     ===========    =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                                T. ROWE PRICE
                                                                                        PROFUND VP             HEALTH SCIENCES
                                                       PROFUND VP BEAR (b)           BIOTECHNOLOGY (b)          PORTFOLIO (c)
                                                    -------------------------   ---------------------------   ----------------
                                                        2010          2009           2010           2009            2010
                                                    ------------   ----------   --------------   ----------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (3,972)     $    (2)       $(3,975)        $   (1)       $  (10,824)
 Net realized gain (loss) on investments.........      (14,568)          --         (2,698)            --             1,136
 Change in unrealized appreciation
  (depreciation) of investments..................      (62,175)          65         27,806            (35)          172,997
                                                     ---------      -------        -------         ------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      (80,715)          63         21,133            (36)          163,309
                                                     ---------      -------        -------         ------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      370,498       11,047        558,226          3,640         1,491,765
  Transfers between funds including
   guaranteed interest account, net..............      134,042           --        162,608             --           200,425
  Transfers for contract benefits and
   terminations..................................       (8,433)          --         (3,516)            --           (28,346)
  Contract maintenance charges...................           --           --             --             --                --
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      496,107       11,047        717,318          3,640         1,663,844
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,999           --             40             --                --
                                                     ---------      -------        -------         ------        ----------
INCREASE (DECREASE) IN NET ASSETS................      420,391       11,110        738,491          3,604         1,827,153
NET ASSETS -- BEGINNING OF PERIOD................       11,110           --          3,604             --                --
                                                     ---------      -------        -------         ------        ----------
NET ASSETS -- END OF PERIOD......................    $ 431,501      $11,110        $742,095        $3,604        $1,827,153
                                                     =========      =======        ========        ======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued..........................................           --           --             --             --               164
 Redeemed........................................           --           --             --             --               (11)
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           --           --             --             --               153
                                                     =========      =======        ========        ======        ==========
UNIT ACTIVITY COMMON SHARES
 Issued..........................................          126            1             75             --                --
 Redeemed........................................          (72)          --             (4)            --                --
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           54            1             71             --                --
                                                     =========      =======        =========       ======        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TEMPLETON DEVELOPING
                                                           MARKETS
                                                     SECURITIES FUND (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (1,184)     $   (4)
 Net realized gain (loss) on investments.........        2,508          --
 Change in unrealized appreciation
  (depreciation) of investments..................      363,435         174
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................      364,759         170
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    2,487,364      27,943
  Transfers between funds including
   guaranteed interest account, net..............      488,297          --
  Transfers for contract benefits and
   terminations..................................      (27,332)         --
  Contract maintenance charges...................           (1)         --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    2,948,328      27,943
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,997          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    3,318,084      28,113
NET ASSETS -- BEGINNING OF PERIOD................       28,113          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $3,346,197     $28,113
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          289           2
 Redeemed........................................          (11)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          278           2
                                                    ==========     =======


                                                                                         TEMPLETON                TEMPLETON
                                                            TEMPLETON                   GLOBAL BOND                GROWTH
                                                   FOREIGN SECURITIES FUND (c)      SECURITIES FUND (b)      SECURITIES FUND (n)
                                                  ----------------------------- --------------------------- --------------------
                                                               2010                   2010          2009            2010
                                                  ----------------------------- ---------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................          $  (1,459)             $  (31,071)     $    (3)        $  (535)
 Net realized gain (loss) on investments.........              1,659                  37,100           --              42
 Change in unrealized appreciation
  (depreciation) of investments..................            264,898                 580,760           45          46,348
                                                           ---------              ----------      -------         -------
 Net Increase (decrease) in net assets from
  operations.....................................            265,098                 586,789           42          45,855
                                                           ---------              ----------      -------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          2,354,307              14,434,071       26,693         393,337
  Transfers between funds including
   guaranteed interest account, net..............            270,295               2,034,654           --         190,068
  Transfers for contract benefits and
   terminations..................................            (52,322)               (169,125)          --          (9,860)
  Contract maintenance charges...................                 (4)                     (4)          --              --
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in net assets from
  contractowners transactions....................          2,572,276              16,299,596       26,693         573,545
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                301                   9,996           --              28
                                                           ---------              ----------      -------         -------
INCREASE (DECREASE) IN NET ASSETS................          2,837,675              16,896,381       26,735         619,428
NET ASSETS -- BEGINNING OF PERIOD................                 --                  26,735           --              --
                                                           ---------              ----------      -------         -------
NET ASSETS -- END OF PERIOD......................          $2,837,675             $16,923,116     $26,735         $619,428
                                                           ==========             ===========     =======         ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................                277                   1,539            3              63
 Redeemed........................................                (13)                    (50)          --              (3)
                                                           ---------              ----------      -------         -------
 Net Increase (Decrease).........................                264                   1,489            3              60
                                                           =========              ==========      =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            VAN ECK VIP
                                                            GLOBAL HARD
                                                          ASSETS FUND (b)
                                                    ----------------------------
                                                          2010           2009
                                                    ---------------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (34,271)      $    (2)
 Net realized gain (loss) on investments.........          9,870            --
 Change in unrealized appreciation
  (depreciation) of investments..................      1,322,197          (207)
                                                      ----------       -------
 Net Increase (decrease) in net assets from
  operations.....................................      1,297,796          (209)
                                                      ----------       -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,385,770        10,006
  Transfers between funds including
   guaranteed interest account, net..............      1,041,442            --
  Transfers for contract benefits and
   terminations..................................        (50,237)           --
  Contract maintenance charges...................             (2)           --
                                                      ----------       -------
 Net increase (decrease) in net assets from
  contractowners transactions....................      6,376,973        10,006
                                                      ----------       -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             93            --
                                                      ----------       -------
INCREASE (DECREASE) IN NET ASSETS................      7,674,862         9,797
NET ASSETS -- BEGINNING OF PERIOD................          9,797            --
                                                      ----------       -------
NET ASSETS -- END OF PERIOD......................     $7,684,659       $ 9,797
                                                      ==========       =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued..........................................            606             1
 Redeemed........................................            (19)           --
                                                      ----------       -------
 Net Increase (Decrease).........................            587             1
                                                      ==========       =======

-------
The accompanying notes are an integral part of these financial statements.

(a) Units were made available for sale on June 08, 2009.
(b) Units were made available for sale on December 14, 2009.
(c) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(d) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(f) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(h) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(i) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(j) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(l) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

(m) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(n) Units were made available for sale on January 25, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available for sale on September 23, 2010.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  -----------------------------------------------------
o AllianceBernstein VPS Balanced Wealth Strategy Portfolio
o AllianceBernstein VPS International Growth Portfolio

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Large Company Value
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology

  BLACKROCK VARIABLE SERIES FUNDS, INC.
  -------------------------------------
o BlackRock Global Allocation V.I. Fund
o BlackRock Large Cap Growth V.I Fund

  EQ ADVISORS TRUST *
  -------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International ETF
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/Pimco Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity
o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  --------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Strategic Income Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE
  -------------------------------------
  PRODUCTS TRUST
  --------------
o Franklin Income Securities Fund
o Franklin Strategic Income Securities Fund
o Franklin Templeton VIP Founding Funds Allocation Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Foreign Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE
  --------------------------------
  TRUST- VARIABLE INSURANCE PORTFOLIOS
  ------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund(3)
o Invesco V.I. Global Real Estate Fund(4)
o Invesco V.I. International Growth Fund(5)
o Invesco V.I. Leisure Fund(6)
o Invesco V.I. Mid Cap Core Equity Fund(7)
o Invesco V.I. Small Cap Equity Fund(8)

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Global Natural Resources
o Ivy Funds VIP High Income
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Porfolio
o MFS(R) Utilities Series

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Emerging Markets
  Bond Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

  PROFUNDS
  --------
o ProFund VP Bear
o ProFund VP Biotechnology

  T. ROWE PRICE EQUITY SERIES, INC.
  ---------------------------------
o T. Rowe Price Health Sciences Portfolio II

  VAN ECK VIP TRUST
  -----------------
o Van Eck VIP Global Hard Assets Fund(9)


 (1)     Formerly known as EQ/Van Kampen Mid Cap Growth
 (2)     Formerly known as EQ/Evergreen Omega
 (3)     Formerly known as AIM V.I. Financial Services Fund
 (4)     Formerly known as AIM V.I. Global Real Estate Fund
 (5)     Formerly known as AIM V.I. International Growth Fund
 (6)     Formerly known as AIM V.I. Leisure Fund
 (7)     Formerly known as AIM V.I. Mid Cap Core Equity Fund
 (8)     Formerly known as AIM V.I. Small Cap Equity Fund
 (9)     Formerly known as Van Eck Worldwide Hard Assets Fund

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes seven variable investment options that have not been offered to the public and for which the financial statements have not been included here-in.


                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently. These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in, enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                                      PURCHASES        SALES
                                                                   -------------- --------------
All Asset Allocation............................................    $  1,909,705   $    275,747
AllianceBernstein VPS Balanced Wealth Strategy Portfolio........       1,991,629         59,112
AllianceBernstein VPS International Growth Portfolio............       1,523,493         27,990
American Century VP Large Company Value.........................         386,798         31,899
American Century VP Mid Cap Value...............................       2,559,564        139,775
AXA Aggressive Allocation.......................................     395,359,769    467,949,698
AXA Balanced Strategy...........................................     404,414,675     14,785,019

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                   PURCHASES          SALES
                                               ---------------- ----------------
AXA Conservative Allocation.................    $  789,831,570   $  730,486,361
AXA Conservative Growth Strategy............       233,085,393       15,343,943
AXA Conservative Strategy...................       150,831,313       21,529,815
AXA Conservative-Plus Allocation............       332,662,855      306,364,202
AXA Growth Strategy.........................       354,679,720       21,881,559
AXA Moderate Allocation.....................       810,415,682      784,577,547
AXA Moderate Growth Strategy................     1,006,301,264       26,166,642
AXA Moderate-Plus Allocation................       864,698,549    1,036,311,126
AXA Tactical Manager 2000...................        22,675,825          753,302
AXA Tactical Manager 400....................        20,567,750          601,530
AXA Tactical Manager 500....................        48,308,007        1,229,314
AXA Tactical Manager International..........        40,381,483        1,135,675
BlackRock Global Allocation V.I. Fund.......        20,315,374        2,109,575
BlackRock Large Cap Growth V.I Fund.........         1,802,087          131,506
EQ/AllianceBernstein International..........        65,968,424      121,399,909
EQ/AllianceBernstein Small Cap Growth.......        88,710,225       76,665,975
EQ/AXA Franklin Small Cap Value Core........        41,235,209       33,091,525
EQ/BlackRock Basic Value Equity.............       145,731,704      113,624,378
EQ/BlackRock International Value............        97,341,351      133,492,341
EQ/Boston Advisors Equity Income............        49,635,191       40,357,121
EQ/Calvert Socially Responsible.............         7,140,955       11,296,842
EQ/Capital Guardian Growth..................        20,225,648       46,195,082
EQ/Capital Guardian Research................        22,982,922      119,358,413
EQ/Common Stock Index.......................        43,802,231      118,253,913
EQ/Core Bond Index..........................       288,531,492      234,740,249
EQ/Davis New York Venture...................        47,049,985       59,949,107
EQ/Equity 500 Index.........................       158,094,176      194,876,543
EQ/Equity Growth PLUS.......................        18,947,874      218,136,566
EQ/Franklin Core Balanced...................        62,344,500      154,776,579
EQ/Franklin Templeton Allocation............        96,196,673      162,930,364
EQ/GAMCO Mergers & Acquisitions.............        71,686,547       38,161,230
EQ/GAMCO Small Company Value................       174,978,197      124,374,449
EQ/Global Bond PLUS.........................       152,887,217      105,654,090
EQ/Global Multi-Sector Equity...............       120,658,356      217,143,722
EQ/Intermediate Government Bond Index.......       202,470,710      191,266,056
EQ/International Core PLUS..................        86,038,583      120,129,278
EQ/International ETF........................         1,464,579          121,705
EQ/International Growth.....................       137,248,420       72,495,303
EQ/JPMorgan Value Opportunities.............        51,485,983       55,999,865
EQ/Large Cap Core PLUS......................        26,594,974       28,593,209
EQ/Large Cap Growth Index...................        41,862,233       67,808,308
EQ/Large Cap Growth PLUS....................        26,448,594       49,389,638
EQ/Large Cap Value Index....................        27,691,233       24,487,246
EQ/Large Cap Value PLUS.....................        26,901,611      161,414,001
EQ/Lord Abbett Growth and Income............        54,968,198       34,997,072
EQ/Lord Abbett Large Cap Core...............        60,453,432       46,301,266
EQ/Mid Cap Index............................        54,963,130      122,465,216
EQ/Mid Cap Value PLUS.......................        39,013,102      212,931,771
EQ/Money Market.............................       549,317,648      816,088,999
EQ/Montag & Caldwell Growth.................        35,495,764       46,255,707
EQ/Morgan Stanley Mid Cap Growth............       178,346,492      106,749,673
EQ/Mutual Large Cap Equity..................        14,405,931       42,972,182
EQ/Oppenheimer Global.......................       106,085,092       50,162,158
EQ/Pimco Ultra Short Bond...................       363,627,044      491,740,098
EQ/Quality Bond PLUS........................       202,115,769      169,175,020
EQ/Small Company Index......................        66,981,872       99,202,361
EQ/T. Rowe Price Growth Stock...............        99,644,740       63,816,374
EQ/Templeton Global Equity..................        33,010,864       34,274,602
EQ/UBS Growth & Income......................        16,707,001       17,979,730
EQ/Van Kampen Comstock......................        27,647,969       36,599,186

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                            PURCHASES         SALES
                                                                         --------------- --------------
EQ/Wells Fargo Advantage Omega Growth.................................    $142,170,458    $ 71,346,781
Fidelity(R) VIP Asset Manager: Growth Portfolio.......................       1,279,241         569,056
Fidelity(R) VIP Contrafund(R) Portfolio...............................      11,763,690         513,465
Fidelity(R) VIP Mid Cap Portfolio.....................................       5,105,263         260,881
Fidelity(R) VIP Strategic Income Portfolio............................       7,397,980         347,957
Franklin Income Securities Fund.......................................       3,740,276          81,553
Franklin Strategic Income Securities Fund.............................       5,095,806         356,387
Franklin Templeton VIP Founding Funds Allocation Fund.................       1,093,263          45,286
Goldman Sachs VIT Mid Cap Value Fund..................................       3,073,891         335,212
Invesco V.I. Financial Services Fund..................................         875,954         265,325
Invesco V.I. Global Real Estate Fund..................................       5,481,142          96,926
Invesco V.I. International Growth Fund................................       3,899,306          75,499
Invesco V.I. Leisure Fund.............................................         144,613          22,851
Invesco V.I. Mid Cap Core Equity Fund.................................       1,378,938          67,722
Invesco V.I. Small Cap Equity Fund....................................       1,172,976         338,231
Ivy Funds VIP Dividend Opportunities..................................       4,113,448         237,569
Ivy Funds VIP Energy..................................................       3,033,912         635,366
Ivy Funds VIP Global Natural Resources................................       4,757,173         614,376
Ivy Funds VIP High Income.............................................       9,476,181         846,666
Ivy Funds VIP Mid Cap Growth..........................................       3,877,780         145,008
Ivy Funds VIP Science and Technology..................................       2,713,481         268,998
Ivy Funds VIP Small Cap Growth........................................       3,333,773         209,827
Lazard Retirement Emerging Markets Equity Portfolio...................      12,463,735         527,338
MFS(R) International Value Portfolio..................................       5,263,747         248,830
MFS(R) Investors Growth Stock Series..................................       1,714,258          33,955
MFS(R) Investors Trust Series.........................................       1,236,378          99,241
MFS(R) Technology Portfolio...........................................       1,960,969         260,478
MFS(R) Utilities Series...............................................       1,603,855         111,124
Multimanager Aggressive Equity........................................     264,133,552      79,761,782
Multimanager Core Bond................................................     465,098,495     371,618,677
Multimanager International Equity.....................................      54,226,250      81,734,735
Multimanager Large Cap Core Equity....................................      30,458,094      32,484,948
Multimanager Large Cap Value..........................................      27,473,717      67,591,224
Multimanager Mid Cap Growth...........................................      43,262,754      63,732,085
Multimanager Mid Cap Value............................................      61,478,794      69,780,404
Multimanager Multi-Sector Bond........................................     158,534,089     140,500,934
Multimanager Small Cap Growth.........................................      37,803,543      51,105,070
Multimanager Small Cap Value..........................................      46,978,403      95,725,651
Multimanager Technology...............................................     107,584,181     120,805,992
Mutual Shares Securities Fund.........................................       1,495,618          11,728
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
Portfolio.............................................................       3,868,558         128,961
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio........       5,705,891         584,943
PIMCO Variable Insurance Trust Real Return Portfolio..................      10,479,844         544,215
PIMCO Variable Insurance Trust Total Return Portfolio.................      26,586,380       1,925,932
ProFund VP Bear.......................................................       1,175,604         678,470
ProFund VP Biotechnology..............................................         760,960          47,617
T. Rowe Price Health Sciences Portfolio...............................       1,785,990         132,970
Templeton Developing Markets Securities Fund..........................       3,088,665         136,522
Templeton Foreign Securities Fund.....................................       2,719,022         147,904
Templeton Global Bond Securities Fund.................................      16,919,104         630,017
Templeton Growth Securities Fund......................................         601,737          28,725
Van Eck VIP Global Hard Assets Fund...................................       6,579,709         237,006


                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charges by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Tactical Manager 500 I, AXA Tactical Manager 400 I, AXA Tactical Manager 2000 I, AXA Tactical Manager International I, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.



--------------------------------------------------------------------------------------------------------
                                 REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010              MULTIMANAGER LARGE CAP GROWTH          MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B                  27,549,345                               22,327,597
Value -- Class B                 $       7.72                           $        23.38
Net Assets Before Substitution   $212,680,942                           $  309,338,272
Net Assets After Substitution    $         --                           $  522,019,214
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/ARIEL APPRECIATION II               EQ/MID CAP VALUE PLUS
                                 EQ/LORD ABBETT MID CAP VALUE
                                 EQ/VAN KAMPEN REAL ESTATE
--------------------------------------------------------------------------------------------------------
                                 EQ/ARIEL APPRECIATION II
Shares -- Class B                   7,932,043
Value -- Class B                 $       9.40
Net Assets Before Merger         $ 74,538,275
Net Assets After Merger          $         --
                                 EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B                  26,391,753
Value -- Class B                 $       7.93
Net Assets Before Merger         $209,180,481
Net Assets After Merger          $         --
                                 EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B                  63,532,140                              142,251,793
Value -- Class B                 $       5.48                           $         7.74
Net Assets Before Merger         $347,961,699                           $  469,149,515
Net Assets After Merger          $         --                           $1,100,829,970
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/AXA ROSENBERG VALUE LONG/SHORT      EQ/PIMCO ULTRA SHORT BOND
                                 EQUITY

                                 EQ/SHORT DURATION BOND
--------------------------------------------------------------------------------------------------------
                                 EQ/AXA ROSENBERG VALUE LONG/SHORT
                                 EQUITY
Shares -- Class B                  12,716,910
Value -- Class B                 $       8.60
Net Assets Before Merger         $109,365,428
Net Assets After Merger          $         --
                                 EQ/SHORT DURATION BOND
Shares -- Class B                  23,494,513                              140,859,863
Value -- Class B                 $       9.13                           $         9.95
Net Assets Before Merger         $214,412,117                           $1,077,407,382
Net Assets After Merger          $         --                           $1,401,184,927
--------------------------------------------------------------------------------------------------------

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


--------------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                          SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        MULTIMANAGER HEALTH CARE                   MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B            28,056,156                                    15,487,843
Value -- Class B           $       9.02                                $        21.67
Net Assets Before Merger   $253,119,777                                $   82,475,855
Net Assets After Merger    $         --                                $  335,595,632
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             5,440,613                                    56,841,883
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 45,659,985                                $  724,313,556
Net Assets After Merger    $         --                                $  769,973,541
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             9,217,337                                    53,685,152
Value -- Class B           $       8.91                                $         8.40
Net Assets Before Merger   $ 82,134,043                                $  368,998,628
Net Assets After Merger    $         --                                $  451,132,671
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/CAYWOOD SCHOLL HIGH YIELD BOND           EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------
Shares -- Class B            67,826,211                                    64,244,370
Value -- Class B           $       3.99                                $         9.19
Net Assets Before Merger   $270,950,734                                $  319,272,226
Net Assets After Merger    $         --                                $  590,222,960
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/LONG TERM BOND                           EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B            11,533,864                                   106,695,594
Value -- Class B           $      12.74                                $         9.62
Net Assets Before Merger   $146,995,303                                $  879,643,006
Net Assets After Merger    $         --                                $1,026,638,309
--------------------------------------------------------------------------------------------------------

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following:


                                                                          ASSET-BASED                    CURRENT     MAXIMUM
                                                        MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                        EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................         0.90%           0.30%            --           1.20%      1.20%

Accumulator issued on or after May 1, 1997..........         1.10%           0.25%            --           1.35%      1.35%

Accumulator issued on or after March 1, 2000........         1.10%           0.25%            0.20%        1.55%      1.55%

Accumulator issued on or after April 1, 2002........         0.75%           0.25%            0.20%        1.20%      1.20%

Accumulator issued on or after
  September 15, 2003................................         0.75%           0.30%            0.20%        1.25%      1.25%

Accumulator 06, 07, 8.0, 9.0........................         0.80%           0.30%            0.20%        1.30%      1.30%

Accumulator Elite, Plus, Select.....................         1.10%           0.25%            0.25%        1.60%      1.60%

Accumulator Select II...............................         1.10%           0.35%            0.45%        1.90%      1.90%

Accumulator Select issued on or after
  April 1, 2002.....................................         1.10%           0.25%            0.35%        1.70%      1.70%

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                                               ASSET-BASED                    CURRENT     MAXIMUM
                                                             MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                             EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator Plus issued on or after April 1, 2002........        0.90%            0.25%           0.25%         1.40%      1.40%

Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%            0.35%           0.25%         1.50%      1.50%

Accumulator Plus 06, 07, 8.0, 9.0........................        0.95%            0.35%           0.25%         1.55%      1.55%

Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%            0.30%           0.25%         1.65%      1.65%

Accumulator Elite II.....................................        1.10%            0.25%           0.45%         1.80%      1.80%

Accumulator Elite 06, 07, 8.0, 9.0.......................        1.10%            0.30%           0.25%         1.65%      1.65%

Stylus...................................................        0.80%            0.30%           0.05%         1.15%      1.15%

Retirement Income for Life...............................        0.75%            0.30%           0.20%         1.25%      1.25%

Retirement Income for Life (NY)..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Accumulator Advisor (1)..................................        0.50%              --              --          0.50%      0.50%

Accumulator Express......................................        0.70%            0.25%             --          0.95%      0.95%

Retirement Cornerstone Series CP.........................        0.95%            0.35%           0.25%         1.55%      1.55%

Retirement Cornerstone Series B..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Retirement Cornerstone Series L..........................        1.10%            0.30%           0.25%         1.65%      1.65%

Retirement Cornerstone Series C..........................        1.10%            0.25%           0.35%         1.70%      1.70%

Structured Capital Strategies Series B(2)................        1.25%              --              --          1.25%      1.25%

Structured Capital Strategies Series ADV(2)..............        0.65%              --              --          0.65%      0.65%

----------
(1) The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

(2) Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (via unit liquidation from account value).

The table below lists the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.


                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED
               -------                         -----------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction


               CHARGES                                    AMOUNT DEDUCTED                         HOW DEDUCTED
               -------                                    ---------------                         ------------
Charges for state premium and other   Varies by state                                        Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Varies by Portfolio                                    Unit value

Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30          account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     LOW - 0% in contract year 10 and thereafter.           Unit liquidation from
                                                                                             account value
                                      HIGH - 8% in contract years 1 and 2. The charge is
                                      7% in contract years 3 and 4, and declines 1%
                                      each contract year until it reaches 0% in contract
                                      year 10.

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                    WHEN CHARGE
                 CHARGES                            IS DEDUCTED
                 -------                            -----------
BaseBuilder benefit charge                 Annually on each
                                           contract date anniversary.

Protection Plus                            Annually on each
                                           contract date anniversary.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85                 Annually on each
                                           contract date anniversary.

  Greater of 4% roll up to age 85 or       Annually on each
  Annual ratchet to age 85                 contract date anniversary

  Greater of 5% rollup to age 85 or        Annually on each
  annual ratchet to age 85                 contract date anniversary.

  6% rollup to age 80 or 70

  6% rollup to age 85                      Annually on each
                                           contract date anniversary.

  Greater of 6.5%, 6% or 3% rollup to      Annually on each
  age 85 or annual ratchet to age 85       contract date anniversary.

  Greater of 5% rollup to owner's age
  80 or Annual ratchet to owner's age
  80

  Greater of compounded annual
  roll-up to age 85 or annual ratchet
  to age 85

Guaranteed Withdrawal Benefit for Life     Annually on each
Enhanced Death Benefit                     contract date anniversary

Earnings Enhancement Benefit               Annually on each
(additional death benefit)                 contract date anniversary


                 CHARGES                                     AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                     ---------------                          ------------
                                         *Note - Depending on the contract and/or certain
                                                 elections made under the contract, the
                                                 withdrawal charge may or may not apply.
BaseBuilder benefit charge               0.30%                                                   Unit liquidation from
                                                                                                 account value

Protection Plus                          LOW - 0.20%                                             Unit liquidation from
                                                                                                 account value
                                         HIGH - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85               LOW - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                         benefit base                                            account value

                                         HIGH - 0.35% of the Annual ratchet to age 85
                                         benefit base

  Greater of 4% roll up to age 85 or     1.00% of the greater of 4% roll-up to age 85 or
  Annual ratchet to age 85               Annual ratchet to age 85 benefit base (max to
                                         1.15%)

  Greater of 5% rollup to age 85 or      LOW - 0.50% of the greater of 5% roll-up to age         Unit liquidation from
  annual ratchet to age 85               85 or annual ratchet to age 85 benefit base             account value

                                         HIGH - 1.00 % of 5% roll-up to age 85 or Annual
                                         ratchet to age 85 benefit base

  6% rollup to age 80 or 70              0.20% of 6% roll-up to age 80 (or 70) benefit base

  6% rollup to age 85                    LOW - 0.35% of the 6% roll-up to age 85 benefit         Unit liquidation from
                                         base                                                    account value

                                         HIGH - 0.45% of the 6% roll-up to age 85 benefit
                                         base

  Greater of 6.5%, 6% or 3% rollup to    LOW - 0.45% of the 6% roll-up to age 85 benefit         Unit liquidation from
  age 85 or annual ratchet to age 85     base or the Annual ratchet to age 85 benefit base,      account value
                                         as applicable

                                         HIGH - 0.80% of the 6.5%, 6% or 3% roll-up to
                                         age 85 benefit base or the Annual ratchet to age
                                         85 benefit base, as applicable

  Greater of 5% rollup to owner's age    LOW - 0.80% (max 0.95%) of the 5% roll-up to
  80 or Annual ratchet to owner's age    age 80 benefit base or the annual ratchet benefit
  80                                     base, as applicable

                                         HIGH - 1.10% (max 1.25%) of the 5% roll-up to
                                         age 80 benefit base or the annual ratchet benefit
                                         base, as applicable

  Greater of compounded annual           LOW - 0.80% (max 0.95%) of the roll-up to age
  roll-up to age 85 or annual ratchet    85 benefit base or annual ratchet to age 85 benefit
  to age 85                              base, as applicable

                                         HIGH - 0.90% (max 1.05%) of the roll-up to age
                                         85 benefit base or annual ratchet to age 85 benefit
                                         base, as applicable

Guaranteed Withdrawal Benefit for Life   0.30%                                                   Unit liquidation from
Enhanced Death Benefit                                                                           account value

Earnings Enhancement Benefit             0.35%                                                   Unit liquidation from
(additional death benefit)                                                                       account value

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


                                                  WHEN CHARGE
                 CHARGES                          IS DEDUCTED
                 -------                          -----------
Guaranteed Minimum Income Benefit        Annually on each
                                         contract date anniversary.

Guaranteed Principal Benefit             Annually on first 10
                                         contract date
                                         anniversaries

Guaranteed Withdrawal Benefit            Annually on each
                                         contract date anniversary

Net Loan Interest charge for Rollover    Netted against loan
                                         repayment

Retirement Income for Life Benefit       Annually on contract date
charge                                   anniversary

Guaranteed Withdrawal Benefit for Life   Annually on each
(GWBL)                                   contract date anniversary

Death benefit under converted GWBL       Annually on each
                                         contract anniversary date

Converted Guaranteed withdrawal          Upon initial conversion
benefit for life charge                  and annually on each
                                         contract date anniversary
                                         thereafter


                 CHARGES                                    AMOUNT DEDUCTED                        HOW DEDUCTED
                 -------                                    ---------------                        ------------
Guaranteed Minimum Income Benefit        LOW - 0.45%                                          Unit liquidation from
                                                                                              account value
                                         HIGH - 1.10% (max 1.40%)

Guaranteed Principal Benefit             LOW - 100% Guaranteed Principal Benefit -            Unit liquidation from
                                         0.50%                                                account value

                                         HIGH - 125% Guaranteed Principal Benefit -
                                         0.75%

Guaranteed Withdrawal Benefit            LOW - 5% Withdrawal Option is 0.30%                  Unit liquidation from
                                         HIGH - 7% Withdrawal Option is 0.50%                 account value

Net Loan Interest charge for Rollover    2.00%                                                Unit liquidation from
                                                                                              account value

Retirement Income for Life Benefit       LOW - 0.60% for Single life                          Unit liquidation from
charge                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life
                                                0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   LOW - 0.60% for Single life;                         Unit liquidation from
(GWBL)                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life;
                                                0.90% for Joint life

Death benefit under converted GWBL       The GMDB charge in effect prior to conversion will   Unit liquidation from
                                         be deducted. Note - Charge will vary depending on    account value
                                         combination GMDB elections.

Converted Guaranteed withdrawal          Single and Joint life - charge is equal to the       Unit liquidation of
benefit for life charge                  percentage of Guaranteed minimum income benefit      account value
                                         base charge deducted as the Guaranteed minimum
                                         income benefit charge on the conversion effective
                                         date. Annual ratchets may increase the charge to a
                                         percentage equal to the maximum charge for the
                                         Guaranteed minimum income benefit.

8. Accumulation Unit Values




Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)           $ 11.58             --                --             --      13.75%
         Highest contract charge 1.70% Class A (r)          $ 11.53             --                --             --      13.37%
         All contract charges                                    --            150            $1,728           3.84%
  2009   Lowest contract charge 1.30% Class A (r)           $ 10.18             --                --             --       0.20%
         Highest contract charge 1.70% Class A (r)          $ 10.17             --                --             --       0.10%
         All contract charges                                    --             --                --           0.75%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
--------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.00             --                --             --       8.80%
         Highest contract charge 1.70% Class B (r) (s)      $ 10.95             --                --             --       8.42%
         All contract charges                                    --            184            $2,018           1.04%        --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.25             --                --             --      11.17%
         Highest contract charge 1.70% Class B (r) (s)      $ 11.20             --                --             --      10.67%
         All contract charges                                    --            144            $1,621           0.54%        --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
AMERICAN CENTURY VP LARGE COMPANY VALUE
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)      $11.05               --                --            --          9.30%
         Highest contract charge 1.70% Class II (r) (s)     $11.00               --                --            --          8.91%
         All contract charges                                   --               35        $      385          1.67%           --
AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r)          $12.34               --                --            --          17.41%
         Highest contract charge 1.70% Class II (r)         $12.28               --                --            --          16.95%
         All contract charges                                   --              216        $    2,654          3.23%            --
  2009   Lowest contract charge 1.30% Class II (r)          $10.51               --                --            --           1.55%
         Highest contract charge 1.70% Class II (r)         $10.50               --                --            --           1.45%
         All contract charges                                   --               --        $        1          1.80%            --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A               $11.45               --                --            --          11.93%
         Highest contract charge 1.70% Class A              $11.40               --                --            --          11.44%
         All contract charges                                   --              686        $    7,851          1.55%            --
  2009   Lowest contract charge 1.30% Class A               $10.23               --                --            --           0.29%
         Highest contract charge 1.70% Class A              $10.23               --                --            --           0.39%
         All contract charges                                   --                3        $       29            --             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.29               --                --            --          12.55%
         Highest contract charge 1.90% Class B              $11.15               --                --            --          10.95%
         All contract charges                                   --          250,059        $3,071,781          1.55%            --
  2009   Lowest contract charge 0.50% Class B               $10.92               --                --            --          26.71%
         Highest contract charge 1.90% Class B              $10.05               --                --            --          24.82%
         All contract charges                                   --          264,282        $2,913,632          1.00%
  2008   Lowest contract charge 0.50% Class B               $ 8.62               --                --            --        (39.51)%
         Highest contract charge 1.90% Class B              $ 8.05               --                --            --        (40.33)%
         All contract charges                                   --          249,764        $2,198,545          1.66%           --
  2007   Lowest contract charge 0.50% Class B               $14.25               --                --            --           5.63%
         Highest contract charge 1.90% Class B              $13.49               --                --            --           4.17%
         All contract charges                                               189,188        $2,787,372          3.04%            --
  2006   Lowest contract charge 0.50% Class B               $13.49               --                --            --          17.31%
         Highest contract charge 1.90% Class B              $12.95               --                --            --          15.46%
         All contract charges                                   --          103,270        $1,472,607          3.07%           --
AXA BALANCED STRATEGY
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)           $10.96               --                --            --           8.62%
         Highest contract charge 1.70% Class B (q)          $10.91               --                --            --           8.13%
         All contract charges                                   --           43,235        $  508,706          2.00%            --
  2009   Lowest contract charge 1.30% Class B (q)           $10.09               --                --            --         (0.30)%
         Highest contract charge 1.70% Class B (q)          $10.09               --                --            --         (0.20)%
         All contract charges                                   --            8,275        $   93,171          2.87%            --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.16               --                --            --           6.67%
         Highest contract charge 1.90% Class B              $11.03               --                --            --           5.25%
         All contract charges                                   --          167,849        $1,970,907          2.11%            --
  2009   Lowest contract charge 0.50% Class B               $11.40               --                --            --           9.27%
         Highest contract charge 1.90% Class B              $10.48               --                --            --           7.76%
         All contract charges                                   --          170,307        $1,893,018          2.38%            --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $10.43              --                 --         --         (11.46)%
         Highest contract charge 1.90% Class B         $ 9.73              --                 --         --         (12.74)%
         All contract charges                              --         130,528         $1,340,728       6.68%            --
  2007   Lowest contract charge 0.50% Class B          $11.78              --                 --         --            5.27%
         Highest contract charge 1.90% Class B         $11.15              --                 --         --            3.82%
         All contract charges                                          43,687         $  512,686       4.38%            --
  2006   Lowest contract charge 0.50% Class B          $11.19              --                 --         --            5.84%
         Highest contract charge 1.90% Class B         $10.74              --                 --         --            4.35%
         All contract charges                              --          27,021         $  304,681       4.30%            --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.84              --                 --         --            7.75%
         Highest contract charge 1.70% Class B (q)     $10.79              --                 --         --            7.36%
         All contract charges                              --          24,643         $  283,665       1.91%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.06              --                 --         --           (0.40)%
         Highest contract charge 1.70% Class B (q)     $10.05              --                 --         --           (0.40)%
         All contract charges                              --           4,833         $   53,791       3.54%            --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.57              --                 --         --            5.91%
         Highest contract charge 1.70% Class B (q)     $10.52              --                 --         --            5.41%
         All contract charges                              --          15,143         $  166,345       2.01%            --
  2009   Lowest contract charge 1.30% Class B (q)      $ 9.98              --                 --         --           (0.70)%
         Highest contract charge 1.70% Class B (q)     $ 9.98              --                 --         --           (0.70)%
         All contract charges                              --           3,109         $   33,065       4.46%            --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.11              --                 --         --            8.51%
         Highest contract charge 1.90% Class B         $10.98              --                 --         --            7.02%
         All contract charges                              --         149,637         $1,775,692       1.99%            --
  2009   Lowest contract charge 0.50% Class B          $11.16              --                 --         --           13.83%
         Highest contract charge 1.90% Class B         $10.26              --                 --         --           12.28%
         All contract charges                              --         152,280         $1,682,551       1.98%            --
  2008   Lowest contract charge 0.50% Class B          $ 9.80              --                 --         --          (19.80)%
         Highest contract charge 1.90% Class B         $ 9.14              --                 --         --          (21.00)%
         All contract charges                              --         126,714         $1,241,651       3.99%            --
  2007   Lowest contract charge 0.50% Class B          $12.22              --                 --         --            4.98%
         Highest contract charge 1.90% Class B         $11.57              --                 --         --            3.49%
         All contract charges                                          83,083         $1,028,164       3.70%            --
  2006   Lowest contract charge 0.50% Class B          $11.64              --                 --         --            8.22%
         Highest contract charge 1.90% Class B         $11.18              --                 --         --            6.70%
         All contract charges                              --          62,323         $  744,035       3.65%            --
AXA GROWTH STRATEGY
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.20              --                 --         --           10.24%
         Highest contract charge 1.70% Class B (q)     $11.15              --                 --         --            9.74%
         All contract charges                              --          44,484         $  571,788       1.51%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.16              --                 --         --            0.00%
         Highest contract charge 1.70% Class B (q)     $10.16              --                 --         --            0.00%
         All contract charges                              --          16,690         $  196,220       1.94%            --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.98             --                 --           --         8.71%
         Highest contract charge 1.70% Class A (r)     $10.93             --                 --           --         8.33%
         All contract charges                              --          1,305        $    14,308         2.12%         --
  2009   Lowest contract charge 1.30% Class A (r)      $10.10             --                 --           --        (0.20)%
         Highest contract charge 1.70% Class A (r)     $10.09             --                 --           --        (0.20)%
         All contract charges                              --              2        $        24         1.45%         --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $60.28             --                 --           --         9.36%
         Highest contract charge 1.90% Class B         $42.33             --                 --           --         7.82%
         All contract charges                              --        494,825        $ 7,532,763         2.12%         --
  2009   Lowest contract charge 0.50% Class B          $55.12             --                 --           --        16.43%
         Highest contract charge 1.90% Class B         $39.26             --                 --           --        14.80%
         All contract charges                              --        509,246        $ 7,164,791         1.45%         --
  2008   Lowest contract charge 0.50% Class B          $47.34             --                 --           --       (24.86)%
         Highest contract charge 1.90% Class B         $34.20             --                 --           --       (25.91)%
         All contract charges                              --        438,140        $ 5,361,993         4.05%         --
  2007   Lowest contract charge 0.50% Class B          $63.00             --                 --           --         5.74%
         Highest contract charge 1.90% Class B         $46.16             --                 --           --         4.25%
         All contract charges                                        339,622        $ 5,580,780         3.49%         --
  2006   Lowest contract charge 0.50% Class B          $59.58             --                 --           --         9.77%
         Highest contract charge 1.90% Class B         $44.28             --                 --           --         8.23%
         All contract charges                              --        267,779        $ 4,210,726         3.03%          --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.08             --                 --           --         9.38%
         Highest contract charge 1.70% Class B (q)     $11.03             --                 --           --         8.99%
         All contract charges                              --        106,632        $ 1,269,198         1.99%         --
  2009   Lowest contract charge 1.30% Class B (q)      $10.13             --                 --           --        (0.10)%
         Highest contract charge 1.70% Class B (q)     $10.12             --                 --           --        (0.20)%
         All contract charges                              --         18,371        $   214,806         2.33%         --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.22             --                 --           --        10.32%
         Highest contract charge 1.70% Class A (r)     $11.17             --                 --           --         9.94%
         All contract charges                              --          1,401        $    15,700         1.70%          --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                 --           --         0.10%
         Highest contract charge 1.70% Class A (r)     $10.16             --                 --           --         0.10%
         All contract charges                              --             33        $       334         1.36%          --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.54             --                 --           --         10.97%
         Highest contract charge 1.90% Class B         $11.37             --                 --           --         9.43%
         All contract charges                              --        866,067        $10,977,390         1.70%         --
  2009   Lowest contract charge 0.50% Class B          $11.30             --                 --           --        21.35%
         Highest contract charge 1.90% Class B         $10.39             --                 --           --        19.61%
         All contract charges                              --        908,945        $10,483,044         1.36%         --
  2008   Lowest contract charge 0.50% Class B          $ 9.31             --                 --           --       (32.14)%
         Highest contract charge 1.90% Class B         $ 8.69             --                 --           --       (33.05)%
         All contract charges                              --        853,511        $ 8,197,686         2.40%         --
  2007   Lowest contract charge 0.50% Class B          $13.72             --                 --           --         5.86%
         Highest contract charge 1.90% Class B         $12.98             --                 --           --         4.34%
         All contract charges                                        689,233        $ 9,864,221         3.23%         --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                                     UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                        UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                       ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.50% Class B             $12.96               --                --           --        13.93%
         Highest contract charge 1.90% Class B            $12.44               --                --           --        12.33%
         All contract charges                                 --          450,637        $6,186,804         3.16%          --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $13.09               --                --           --        21.77%
         Highest contract charge 1.70% Class B (r)        $13.03               --                --           --        21.32%
         All contract charges                                 --            1,905        $   24,898         0.08%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.75               --                --           --         2.67%
         Highest contract charge 1.70% Class B (r)        $10.74               --                --           --         2.58%
         All contract charges                                 --                7        $       78         0.01%          --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $12.68               --                --           --        21.34%
         Highest contract charge 1.70% Class B (r)        $12.62               --                --           --        20.88%
         All contract charges                                 --            1,775        $   22,475         0.00%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.45               --                --           --         1.65%
         Highest contract charge 1.70% Class B (r)        $10.44               --                --           --         1.66%
         All contract charges                                 --                7        $       75         0.01%          --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $11.34               --                --           --        10.85%
         Highest contract charge 1.70% Class B (r)        $11.29               --                --           --        10.36%
         All contract charges                                 --            4,542        $   51,399         0.65%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.23               --                --           --         0.00%
         Highest contract charge 1.70% Class B (r)        $10.23               --                --           --         0.00%
         All contract charges                                 --               25        $      261         0.03%          --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $10.33               --                --           --         3.30%
         Highest contract charge 1.70% Class B (r)        $10.28               --                --           --         2.90%
         All contract charges                                 --            4,133        $   42,628         1.38%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.00               --                --           --        (0.20)%
         Highest contract charge 1.70% Class B (r)        $ 9.99               --                --           --        (0.30)%
         All contract charges                                 --                8        $       81         0.05%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r)       $10.98               --                --           --         8.39%
         Lowest contract charge 1.70% Class III (r)       $10.93               --                --           --         7.90%
         All contract charges                                 --            1,831        $   20,063         2.23%          --
  2009   Lowest contract charge 1.30% Class III (r)       $10.13               --                --           --        (0.49)%
         Lowest contract charge 1.70% Class III (r)       $10.13               --                --           --        (0.39)%
         All contract charges                                 --               63        $      644         1.59%          --
BLACKROCK LARGE CAP GROWTH V.I. FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r) (s)   $11.67               --                --           --        13.63%
         Highest contract charge 1.70% Class III (r) (s)  $11.61               --                --           --        13.16%
         All contract charges                                 --              158        $    1,845         1.10%          --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)         $10.41               --                --           --         4.10%
         Highest contract charge 1.70% Class A (r)        $10.36               --                --           --         3.70%
         All contract charges                                 --              102        $    1,062         2.24%          --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 1.30% Class A (r)       $10.00              --                --           --         (0.10)%
         Highest contract charge 1.70% Class A (r)      $ 9.99              --                --           --         (0.20)%
         All contract charges                               --              --                --         2.38%           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $14.70              --                --           --          4.63%
         Highest contract charge 1.90% Class B          $11.76              --                --           --          3.16%
         All contract charges                               --          52,855        $  663,562         2.24%           --
  2009   Lowest contract charge 0.50% Class B           $14.05              --                --           --         26.42%
         Highest contract charge 1.90% Class B          $11.40              --                --           --         24.68%
         All contract charges                               --          58,111        $  703,686         2.38%           --
  2008   Lowest contract charge 0.50% Class B           $11.11              --                --           --        (50.95)%
         Highest contract charge 1.90% Class B          $ 9.14              --                --           --        (51.67)%
         All contract charges                               --          62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B           $22.65              --                --           --         11.14%
         Highest contract charge 1.90% Class B          $18.91              --                --           --          9.62%
         All contract charges                                           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B           $20.38              --                --           --         22.90%
         Highest contract charge 1.90% Class B          $17.25              --                --           --         21.18%
         All contract charges                               --          50,659        $  919,120         1.53%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $14.14              --                --           --         31.78%
         Highest contract charge 1.70% Class A (r)      $14.08              --                --           --         31.34%
         All contract charges                               --             168        $    2,379         0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.73              --                --           --          3.27%
         Highest contract charge 1.70% Class A (r)      $10.72              --                --           --          3.18%
         All contract charges                               --              --        $        2         0.02%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $22.59              --                --           --         32.57%
         Highest contract charge 1.90% Class B          $18.61              --                --           --         30.69%
         All contract charges                               --          26,419        $  462,036         0.00%            --
  2009   Lowest contract charge 0.50% Class B           $17.04              --                --           --         35.03%
         Highest contract charge 1.90% Class B          $14.24              --                --           --         33.07%
         All contract charges                               --          25,519        $  342,139         0.02%           --
  2008   Lowest contract charge 0.50% Class B           $12.62              --                --           --        (44.94)%
         Highest contract charge 1.90% Class B          $10.70              --                --           --        (45.71)%
         All contract charges                               --          27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B           $22.92              --                --           --         16.11%
         Highest contract charge 1.90% Class B          $19.71              --                --           --         14.46%
         All contract charges                                           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B           $19.74              --                --           --          8.46%
         Highest contract charge 1.90% Class B          $17.22              --                --           --          6.94%
         All contract charges                               --          29,035        $  479,583           --           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.00              --                --           --         22.99%
         Highest contract charge 1.70% Class A (r)      $12.94              --                --           --         22.42%
         All contract charges                               --             109        $    1,418         0.19%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.57              --                --           --          1.44%
         Highest contract charge 1.70% Class A (r)      $10.57              --                --           --          1.54%
         All contract charges                               --              --                --         1.03%           --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)       $10.31              --                --          --           23.62%
         Highest contract charge 1.90% Class B (a)      $ 9.70              --                --          --           21.86%
         All contract charges                               --          13,485          $133,212        0.19%             --
  2009   Lowest contract charge 0.50% Class B (a)       $ 8.34              --                --          --           27.51%
         Highest contract charge 1.90% Class B (a)      $ 7.96              --                --          --           25.69%
         All contract charges                               --          12,629          $101,917        1.03%             --
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.54                                                        (33.67)%
         Highest contract charge 1.90% Class B (a)      $ 6.33                                                        (34.61)%
         All contract charges                               --          11,658          $ 74,460        1.06%             --
  2007   Lowest contract charge 0.50% Class B (a)       $ 9.86              --                --          --           (9.12)%
         Highest contract charge 1.90% Class B (a)      $ 9.68                                                        (10.37)%
         All contract charges                               --           5,985          $ 58,243        0.48%             --
  2006   Lowest contract charge 0.50% Class B (a)       $10.85              --                --          --            8.50%
         Highest contract charge 1.90% Class B (a)      $10.80              --                --          --            8.03%
         All contract charges                               --           1,481          $ 16,022        0.54%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.51              --                --          --           11.10%
         Highest contract charge 1.70% Class A (r)      $11.46              --                --          --           10.62%
         All contract charges                               --           1,070          $ 12,298        1.30%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.36              --                --          --            0.68%
         Highest contract charge 1.70% Class A (r)      $10.36              --                --          --            0.68%
         All contract charges                               --              --          $      3        2.75%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $24.18              --                --          --           11.74%
         Highest contract charge 1.90% Class B          $19.92              --                --          --           10.12%
         All contract charges                               --          54,746          $848,219        1.30%             --
  2009   Lowest contract charge 0.50% Class B           $21.64              --                --          --           29.60%
         Highest contract charge 1.90% Class B          $18.09              --                --          --           27.82%
         All contract charges                               --          52,534          $745,364        2.75%             --
  2008   Lowest contract charge 0.50% Class B           $16.70              --                --          --          (36.86)%
         Highest contract charge 1.90% Class B          $14.15              --                --          --          (37.77)%
         All contract charges                               --          46,485          $522,247        1.73%             --
  2007   Lowest contract charge 0.50% Class B           $26.45              --                --          --            0.69%
         Highest contract charge 1.90% Class B          $22.74              --                --          --           (0.74)%
         All contract charges                                           45,201          $829,334        1.08%             --
  2006   Lowest contract charge 0.50% Class B           $26.27              --                --          --           20.31%
         Highest contract charge 1.90% Class B          $22.91              --                --          --           18.62%
         All contract charges                               --          44,747          $846,668        2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $10.41              --                --          --            4.94%
         Highest contract charge 1.70% Class A (r)      $10.37              --                --          --            4.54%
         All contract charges                               --             291          $  3,029        0.76%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.92              --                --          --           (0.40)%
         Highest contract charge 1.70% Class A (r)      $ 9.92              --                --          --           (0.30)%
         All contract charges                               --               1          $      8        2.07%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $21.16              --                --          --            5.54%
         Highest contract charge 1.90% Class B          $17.44              --                --          --            4.06%
         All contract charges                               --          45,360          $737,614        0.76%             --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $20.05              --                --           --           29.61%
         Highest contract charge 1.90% Class B          $16.76              --                --           --           27.81%
         All contract charges                               --          47,668        $  743,266         2.07%             --
  2008   Lowest contract charge 0.50% Class B           $15.47              --                --           --          (43.29)%
         Highest contract charge 1.90% Class B          $13.11              --                --           --          (44.09)%
         All contract charges                               --          48,585        $  592,816         2.19%             --
  2007   Lowest contract charge 0.50% Class B           $27.28              --                --           --            9.65%
         Highest contract charge 1.90% Class B          $23.45              --                --           --            8.06%
         All contract charges                                           52,311        $1,144,877         1.85%             --
  2006   Lowest contract charge 0.50% Class B           $24.88              --                --           --           25.06%
         Highest contract charge 1.90% Class B          $21.70              --                --           --           23.30%
         All contract charges                               --          51,776        $1,057,795         3.58%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62              --                --           --           14.48%
         Highest contract charge 1.70% Class A (r)      $11.57              --                --           --           14.10%
         All contract charges                               --              77        $      889         2.49%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.15              --                --           --           (0.39)%
         Highest contract charge 1.70% Class A (r)      $10.14              --                --           --           (0.39)%
         All contract charges                               --              --                --         2.55%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.45              --                --           --           15.18%
         Highest contract charge 1.90% Class B          $ 5.44              --                --           --           13.57%
         All contract charges                               --          45,605        $  214,535         2.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.60              --                --           --           10.97%
         Highest contract charge 1.90% Class B          $ 4.79              --                --           --            9.34%
         All contract charges                               --          43,320        $  182,082         2.55%              --
  2008   Lowest contract charge 0.50% Class B           $ 5.05              --                --           --          (32.67)%
         Highest contract charge 1.90% Class B          $ 4.38              --                --           --          (33.54)%
         All contract charges                               --          39,344        $  157,390         2.44%             --
  2007   Lowest contract charge 0.50% Class B           $ 7.50              --                --           --            3.31%
         Highest contract charge 1.90% Class B          $ 6.59              --                --           --            1.70%
         All contract charges                                           31,430        $  202,051         1.82%             --
  2006   Lowest contract charge 0.50% Class B           $ 7.26              --                --           --           15.39%
         Highest contract charge 1.90% Class B          $ 6.48              --                --           --           13.77%
         All contract charges                               --          30,079        $  198,213         2.39%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.54              --                --           --           11.93%
         Highest contract charge 1.90% Class B          $ 7.27              --                --           --           10.49%
         All contract charges                               --           5,101        $   46,879         0.05%             --
  2009   Lowest contract charge 0.50% Class B           $ 7.63              --                --           --           30.12%
         Highest contract charge 1.90% Class B          $ 6.58              --                --           --           28.35%
         All contract charges                               --           5,534        $   45,654         0.24%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.86              --                --           --          (45.44)%
         Highest contract charge 1.90% Class B          $ 5.13              --                --           --          (46.23)%
         All contract charges                               --           5,674        $   36,090         0.30%             --
  2007   Lowest contract charge 0.50% Class B           $10.74              --                --           --           11.53%
         Highest contract charge 1.90% Class B          $ 9.54              --                --           --            9.91%
         All contract charges                                            5,341        $   62,358         0.23%             --
  2006   Lowest contract charge 0.50% Class B           $ 9.63              --                --           --            4.70%
         Highest contract charge 1.90% Class B          $ 8.68              --                --           --            3.24%
         All contract charges                               --           5,169        $   54,129           --              --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.63              --                --           --           11.72%
         Highest contract charge 1.70% Class A (r)      $11.58              --                --           --           11.24%
         All contract charges                               --              75        $      872         0.40%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.41              --                --           --            1.66%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.76%
         All contract charges                               --              --                --         0.33%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.23              --                --           --           12.40%
         Highest contract charge 1.90% Class B          $10.90              --                --           --           10.77%
         All contract charges                               --          30,831        $  338,022         0.40%             --
  2009   Lowest contract charge 0.50% Class B           $11.77              --                --           --           32.72%
         Highest contract charge 1.90% Class B          $ 9.84              --                --           --           30.99%
         All contract charges                               --          33,199        $  327,423         0.33%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.87              --                --           --          (40.67)%
         Highest contract charge 1.90% Class B          $ 7.51              --                --           --          (41.56)%
         All contract charges                               --          35,102        $  263,886         0.18%             --
  2007   Lowest contract charge 0.50% Class B           $14.95              --                --           --            4.91%
         Highest contract charge 1.90% Class B          $12.85              --                --           --            3.46%
         All contract charges                                           34,213        $  439,864           --              --
  2006   Lowest contract charge 0.50% Class B           $14.25              --                --           --            6.87%
         Highest contract charge 1.90% Class B          $12.42              --                --           --            5.37%
         All contract charges                               --          30,418        $  380,312         0.18%             --
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.94              --                --           --           14.59%
         Highest contract charge 1.70% Class A (r)      $11.88              --                --           --           14.12%
         All contract charges                               --              50        $      602         0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.42              --                --           --            1.56%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.56%
         All contract charges                               --              --                --         1.14%             --
EQ/CAPITAL GUARDIAN RESEARCH (b)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $12.78              --                --           --           15.24%
         Highest contract charge 1.90% Class B          $10.83              --                --           --           13.64%
         All contract charges                               --          77,666        $  904,589         0.74%             --
  2009   Lowest contract charge 0.50% Class B           $11.09              --                --           --           30.79%
         Highest contract charge 1.90% Class B          $ 9.53              --                --           --           29.02%
         All contract charges                               --          86,472        $  882,191         1.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.48              --                --           --          (39.94)%
         Highest contract charge 1.90% Class B          $ 7.39              --                --           --          (40.83)%
         All contract charges                               --          96,287        $  757,787         0.91%             --
  2007   Lowest contract charge 0.50% Class B           $14.12              --                --           --            1.15%
         Highest contract charge 1.90% Class B          $12.49              --                --           --           (0.32)%
         All contract charges                                          113,240        $1,497,202         1.28%             --
  2006   Lowest contract charge 0.50% Class B           $13.96              --                --           --           11.50%
         Highest contract charge 1.90% Class B          $12.53              --                --           --            9.93%
         All contract charges                               --          56,224        $  739,096         0.56%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.84              --                --           --           14.73 %
         Highest contract charge 1.70% Class A (r)      $11.78              --                --           --           14.15 %
         All contract charges                               --              93        $    1,103         1.26%               --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.32              --                --           --            0.39%
         Highest contract charge 1.70% Class A (r)     $ 10.32              --                --           --            0.39%
         All contract charges                               --              --                --         1.80%             --
EQ/COMMON STOCK INDEX (o)
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $295.18              --                --           --           15.29%
         Highest contract charge 1.90% Class B         $180.00              --                --           --           13.67%
         All contract charges                               --          38,136        $  803,765         1.26%             --
  2009   Lowest contract charge 0.50% Class B          $256.03              --                --           --           27.69%
         Highest contract charge 1.90% Class B         $158.35              --                --           --           25.90%
         All contract charges                               --          41,528        $  776,118         1.80%             --
  2008   Lowest contract charge 0.50% Class B          $200.52              --                --           --          (44.08)%
         Highest contract charge 1.90% Class B         $125.78              --                --           --          (44.87)%
         All contract charges                               --          40,142        $  617,520         1.63%             --
  2007   Lowest contract charge 0.50% Class B          $358.57              --                --           --            2.96
         Highest contract charge 1.90% Class B         $228.16              --                --           --            1.51
         All contract charges                                           41,874        $1,221,553         0.97%             --
  2006   Lowest contract charge 0.50% Class B          $348.26              --                --           --           10.14
         Highest contract charge 1.90% Class B         $224.77              --                --           --            8.59
         All contract charges                               --          44,440        $1,355,393         1.20%             --
EQ/CORE BOND INDEX (m)
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 15.47              --                --           --           5.24 %
         Highest contract charge 1.90% Class B         $ 12.87              --                --           --           3.79 %
         All contract charges                               --          94,923        $1,102,809         2.24%             --
  2009   Lowest contract charge 0.50% Class B          $ 14.70              --                --           --            2.17%
         Highest contract charge 1.90% Class B         $ 12.40              --                --           --            0.76%
         All contract charges                               --          89,630        $1,013,962         2.61%             --
  2008   Lowest contract charge 0.50% Class B          $ 14.39              --                --           --           (9.38)%
         Highest contract charge 1.90% Class B         $ 12.31              --                --           --          (10.67)%
         All contract charges                               --          80,413        $  913,345         4.06%             --
  2007   Lowest contract charge 0.50% Class B          $ 15.88              --                --           --            2.58%
         Highest contract charge 1.90% Class B         $ 13.78              --                --           --            1.10%
         All contract charges                               --          99,922        $1,271,392         4.32%             --
  2006   Lowest contract charge 0.50% Class B          $ 15.48              --                --           --            3.54%
         Highest contract charge 1.90% Class B         $ 13.63              --                --           --            2.09%
         All contract charges                               --          99,116        $1,260,924         4.37%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.37              --                --           --           10.60%
         Highest contract charge 1.70% Class A (r)     $ 11.31              --                --           --           10.13%
         All contract charges                               --             348        $    3,958         0.81%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.28              --                --           --            1.48%
         Highest contract charge 1.70% Class A (r)     $ 10.27              --                --           --            1.48%
         All contract charges                               --              --        $        7         1.73%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $  9.97              --                --           --           11.27%
         Highest contract charge 1.90% Class B (a)     $  9.38              --                --           --            9.71%
         All contract charges                               --          37,420        $  357,290         0.81%             --
  2009   Lowest contract charge 0.50% Class B (a)      $  8.96              --                --           --           32.03%
         Highest contract charge 1.90% Class B (a)     $  8.55              --                --           --           30.18%
         All contract charges                               --          39,080        $  338,925         1.73%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
-------------------------------------
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.79               --                 --         --         (39.54)%
         Highest contract charge 1.90% Class B (a)      $ 6.57               --                 --         --         (40.38)%
         All contract charges                               --           36,597         $  242,910       0.62%            --
  2007   Lowest contract charge 0.50% Class B (a)       $11.23               --                 --         --           3.22%
         Highest contract charge 1.90% Class B (a)      $11.02               --                 --         --           1.75%
         All contract charges                                            24,733         $  273,949       0.62%            --
  2006   Lowest contract charge 0.50% Class B (a)       $10.88               --                 --         --           8.76%
         Highest contract charge 1.90% Class B (a)      $10.83               --                 --         --           8.29%
         All contract charges                               --            5,631         $   61,054       0.75%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.61               --                 --         --          13.16%
         Highest contract charge 1.70% Class A (r)      $11.56               --                 --         --          12.67%
         All contract charges                               --              501         $    5,807       1.43%            --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26               --                 --         --           0.10%
         Highest contract charge 1.70% Class A (r)      $10.26               --                 --         --           0.10%
         All contract charges                               --                3         $       34       1.96%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $31.06               --                 --         --          13.81%
         Highest contract charge 1.90% Class B          $24.47               --                 --         --          12.20%
         All contract charges                               --           73,975         $1,249,931       1.43%            --
  2009   Lowest contract charge 0.50% Class B           $27.29               --                 --         --          25.25%
         Highest contract charge 1.90% Class B          $21.81               --                 --         --          23.48%
         All contract charges                               --           75,725         $1,151,603       1.96%            --
  2008   Lowest contract charge 0.50% Class B           $21.79               --                 --         --         (37.64)%
         Highest contract charge 1.90% Class B          $17.66               --                 --         --         (38.51)%
         All contract charges                               --           71,841         $  912,729       1.72%            --
  2007   Lowest contract charge 0.50% Class B           $34.94               --                 --         --           4.42%
         Highest contract charge 1.90% Class B          $28.72               --                 --         --           2.94%
         All contract charges                                            74,013         $1,576,822       1.31%            --
  2006   Lowest contract charge 0.50% Class B           $33.46               --                 --         --          14.52%
         Highest contract charge 1.90% Class B          $27.90               --                 --         --          12.91%
         All contract charges                               --           76,302         $1,640,567       1.54%            --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $16.92               --                 --         --          14.71%
         Highest contract charge 1.90% Class B          $14.82               --                 --         --          13.04%
         All contract charges                               --           93,768         $1,288,091       0.28%            --
  2009   Lowest contract charge 0.50% Class B           $14.75               --                 --         --          27.15%
         Highest contract charge 1.90% Class B          $13.11               --                 --         --          25.42%
         All contract charges                               --          108,738         $1,316,635       0.85%            --
  2008   Lowest contract charge 0.50% Class B           $11.60               --                 --         --         (40.57)%
         Highest contract charge 1.90% Class B          $10.45               --                 --         --         (41.46)%
         All contract charges                               --          118,651         $1,143,520       0.95%            --
  2007   Lowest contract charge 0.50% Class B           $19.52               --                 --         --          13.49%
         Highest contract charge 1.90% Class B          $17.85               --                 --         --          11.91%
         All contract charges                                           115,724         $1,909,092       0.18%            --
  2006   Lowest contract charge 0.50% Class B           $17.20               --                 --         --           8.78%
         Highest contract charge 1.90% Class B          $15.95               --                 --         --           7.25%
         All contract charges                               --          110,995         $1,644,626       0.73%            --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.33                --                --          --           10.11%
         Highest contract charge 1.70% Class A (r)     $11.28                --                --          --            9.73%
         All contract charges                              --                62        $      703        2.96%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.29                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.28                --                --          --            0.19%
         All contract charges                              --                --                --        5.95%             --
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.36                --                --          --           10.68%
         Highest contract charge 1.90% Class B (a)     $ 9.75                --                --          --            9.18%
         All contract charges                              --            54,951        $  545,194        2.96%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.36                --                --          --           29.97%
         Highest contract charge 1.90% Class B (a)     $ 8.93                --                --          --           28.10%
         All contract charges                              --            65,970        $  596,850        5.95%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 7.20                --                --          --          (32.20)%
         Highest contract charge 1.90% Class B (a)     $ 6.97                --                --          --          (33.11)%
         All contract charges                              --            60,463        $  425,663        6.36%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.62                --                --          --            1.53%
         Highest contract charge 1.90% Class B (a)     $10.42                --                --          --            0.10%
         All contract charges                                            57,439        $  601,803        4.16%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.46                --                --          --            4.56%
         Highest contract charge 1.90% Class B (a)     $10.41                --                --          --            4.11%
         All contract charges                              --            12,757        $  132,983        2.34%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.17                --                --          --            9.19%
         Highest contract charge 1.70% Class A (r)     $11.12                --                --          --            8.70%
         All contract charges                              --                40        $      455        1.99%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.23                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.23                --                --          --            0.29%
         All contract charges                              --                --        $        2        2.46%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (f)      $ 8.43                --                --          --            9.77%
         Highest contract charge 1.90% Class B (f)     $ 8.01                --                --          --            8.24%
         All contract charges                              --           169,484        $1,377,768        1.99%             --
  2009   Lowest contract charge 0.50% Class B (f)      $ 7.68                --                --          --           27.78%
         Highest contract charge 1.90% Class B (f)     $ 7.40                --                --          --           26.04%
         All contract charges                              --           179,402        $1,341,290        2.46%             --
  2008   Lowest contract charge 0.50% Class B (f)      $ 6.01                --                --          --          (37.20)%
         Highest contract charge 1.90% Class B (f)     $ 5.87                --                --          --          (38.08)%
         All contract charges                              --           168,583        $  996,068        5.08%             --
  2007   Lowest contract charge 0.50% Class B (f)      $ 9.57                --                --          --           (4.30)%
         Highest contract charge 1.90% Class B (f)     $ 9.48                --                --          --           (5.20)%
         All contract charges                              --            83,451        $  793,251        2.63%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.05                --                --          --            8.55%
         Highest contract charge 1.70% Class A (r)     $10.99                --                --          --            7.96%
         All contract charges                              --               163        $    1,798        0.00%
  2009   Lowest contract charge 1.30% Class A (r)      $10.18                --                --          --            0.69%
         Highest contract charge 1.70% Class A (r)     $10.18                --                --          --            0.69%
         All contract charges                              --                --                --        0.00%             --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $13.17              --                 --           --            9.02%
         Highest contract charge 1.90% Class B         $12.16              --                 --           --            7.61%
         All contract charges                              --          14,455           $179,603         0.00%             --
  2009   Lowest contract charge 0.50% Class B          $12.08              --                 --           --           16.01%
         Highest contract charge 1.90% Class B         $11.30              --                 --           --           14.41%
         All contract charges                              --          11,998           $137,992         0.00%             --
  2008   Lowest contract charge 0.50% Class B          $10.41              --                 --           --          (14.25)%
         Highest contract charge 1.90% Class B         $ 9.88              --                 --           --          (15.48)%
         All contract charges                              --          11,081           $111,017         0.50%             --
  2007   Lowest contract charge 0.50% Class B          $12.14              --                 --           --            2.97%
         Highest contract charge 1.90% Class B         $11.69              --                 --           --            1.48%
         All contract charges                              --          11,173           $131,859         0.78%             --
  2006   Lowest contract charge 0.50% Class B          $11.79              --                 --           --           11.65%
         Highest contract charge 1.90% Class B         $11.52              --                 --           --           10.08%
         All contract charges                              --           7,462           $ 86,530         6.34%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $13.89              --                 --           --           31.16%
         Highest contract charge 1.70% Class A (r)     $13.83              --                 --           --           30.72%
         All contract charges                              --           1,235           $ 17,130         0.37%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.59              --                 --           --            1.53%
         Highest contract charge 1.70% Class A (r)     $10.58              --                 --           --            1.44%
         All contract charges                              --               2           $     23         0.44%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $44.89              --                 --           --           31.99%
         Highest contract charge 1.90% Class B         $32.67              --                 --           --           30.11%
         All contract charges                              --          22,302           $855,090         0.37%             --
  2009   Lowest contract charge 0.50% Class B          $34.01              --                 --           --           40.72%
         Highest contract charge 1.90% Class B         $25.11              --                 --           --           38.78%
         All contract charges                              --          21,145           $619,879         0.44%             --
  2008   Lowest contract charge 0.50% Class B          $24.17              --                 --           --          (30.98)%
         Highest contract charge 1.90% Class B         $18.09              --                 --           --          (31.99)%
         All contract charges                              --          18,794           $392,717         0.61%             --
  2007   Lowest contract charge 0.50% Class B          $35.02              --                 --           --            8.72%
         Highest contract charge 1.90% Class B         $26.60              --                 --           --            7.21%
         All contract charges                                          15,674           $470,454         0.52%             --
  2006   Lowest contract charge 0.50% Class B          $32.21              --                 --           --           18.24%
         Highest contract charge 1.90% Class B         $24.81              --                 --           --           16.58%
         All contract charges                              --           8,969           $243,842         1.60%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.36              --                 --           --            5.18 %
         Highest contract charge 1.70% Class A (r)     $10.31              --                 --           --            4.67 %
         All contract charges                              --             140           $  1,442         2.92%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.85              --                 --           --           (1.70)%
         Highest contract charge 1.70% Class A (r)     $ 9.85              --                 --           --           (1.70)%
         All contract charges                              --               2           $     15         0.80%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.43              --                 --           --            5.79%
         Highest contract charge 1.90% Class B         $11.54              --                 --           --            4.25%
         All contract charges                              --          40,077           $473,013         2.92%             --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2009   Lowest contract charge 0.50% Class B          $ 11.75               --                --          --           1.49%
         Highest contract charge 1.90% Class B         $ 11.07               --                --          --           0.07%
         All contract charges                               --           36,747        $  414,061        0.80%            --
  2008   Lowest contract charge 0.50% Class B          $ 11.58               --                --          --           5.95%
         Highest contract charge 1.90% Class B         $ 11.06               --                --          --           4.44%
         All contract charges                               --           36,828        $  413,319       19.53%            --
  2007   Lowest contract charge 0.50% Class B          $ 10.93               --                --          --           8.76%
         Highest contract charge 1.90% Class B         $ 10.59               --                --          --           7.19%
         All contract charges                                            18,195        $  194,602        3.41%            --
  2006   Lowest contract charge 0.50% Class B          $ 10.05               --                --          --           2.90%
         Highest contract charge 1.90% Class B         $  9.88               --                --          --           1.46%
         All contract charges                               --            8,137        $   80,817        0.43%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.20               --                --          --          10.24%
         Highest contract charge 1.70% Class A (r)     $ 11.15               --                --          --           9.74%
         All contract charges                               --              174        $    1,953        1.10%            --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.16               --                --          --          (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 10.16               --                --          --           0.00%
         All contract charges                               --                2        $       29        1.33%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 20.28               --                --          --          10.88%
         Highest contract charge 1.90% Class B         $ 16.78               --                --          --           9.32%
         All contract charges                               --           53,486        $1,134,438        1.10%            --
  2009   Lowest contract charge 0.50% Class B          $ 18.29               --                --          --          49.30%
         Highest contract charge 1.90% Class B         $ 15.35               --                --          --          47.16%
         All contract charges                               --           58,787        $1,130,770        1.33%            --
  2008   Lowest contract charge 0.50% Class B          $ 12.25               --                --          --         (57.55)%
         Highest contract charge 1.90% Class B         $ 10.43               --                --          --         (58.15)%
         All contract charges                               --           53,574        $  696,118        0.15%            --
  2007   Lowest contract charge 0.50% Class B          $ 28.86               --                --          --          41.26%
         Highest contract charge 1.90% Class B         $ 24.92               --                --          --          39.30%
         All contract charges                                            53,185        $1,627,247        0.00%            --
  2006   Lowest contract charge 0.50% Class B          $ 20.43               --                --          --          36.37%
         Highest contract charge 1.90% Class B         $ 17.89               --                --          --          34.46%
         All contract charges                               --           47,631        $1,034,450        0.45%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 23.97               --                --          --           3.72%
         Highest contract charge 1.90% Class B         $ 18.12               --                --          --           2.26%
         All contract charges                               --           28,642        $  391,601        1.22%            --
  2009   Lowest contract charge 0.50% Class B          $ 23.11               --                --          --          (2.76)%
         Highest contract charge 1.90% Class B         $ 17.72               --                --          --          (4.11)%
         All contract charges                               --           26,434        $  369,725        1.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 23.77               --                --          --           3.08%
         Highest contract charge 1.90% Class B         $ 18.48               --                --          --           1.59%
         All contract charges                               --           26,853        $  401,655        3.71%            --
  2007   Lowest contract charge 0.50% Class B          $ 23.06               --                --          --           6.32%
         Highest contract charge 1.90% Class B         $ 18.19               --                --          --           4.84%
         All contract charges                               --           18,561        $  296,887        4.29%            --
  2006   Lowest contract charge 0.50% Class B          $ 21.69               --                --          --           2.61%
         Highest contract charge 1.90% Class B         $ 17.35               --                --          --           1.17%
         All contract charges                               --           18,923        $  295,751        3.88%            --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $10.88              --                 --           --          8.04%
         Highest contract charge 1.70% Class A (r)       $10.83              --                 --           --          7.55%
         All contract charges                                --             189         $    2,052         1.80%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.07              --                 --           --          0.00%
         Highest contract charge 1.70% Class A (r)       $10.07              --                 --           --          0.10%
         All contract charges                                --              --                 --         3.14%           --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $14.28              --                 --           --          8.68%
         Highest contract charge 1.90% Class B           $12.10              --                 --           --          7.17%
         All contract charges                                --          56,037         $  784,792         1.80%           --
  2009   Lowest contract charge 0.50% Class B            $13.14              --                 --           --         34.62%
         Highest contract charge 1.90% Class B           $11.29              --                 --           --         32.72%
         All contract charges                                --          59,216         $  769,256         3.14%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.76              --                 --           --        (45.11)%
         Highest contract charge 1.90% Class B           $ 8.51              --                 --           --        (45.90)%
         All contract charges                                --          57,050         $  554,312         1.49%           --
  2007   Lowest contract charge 0.50% Class B            $17.78              --                 --           --         14.64%
         Highest contract charge 1.90% Class B           $15.73              --                 --           --         13.08%
         All contract charges                                            57,566         $1,024,304         0.39%           --
  2006   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         18.65%
         Highest contract charge 1.90% Class B           $13.91              --                 --           --         16.99%
         All contract charges                                --          62,676         $  973,881         1.38%           --
EQ/INTERNATIONAL ETF
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r) (t)    $10.63              --                 --           --          6.30%
         Highest contract charge 1.70% Class A (r) (t)   $10.58              --                 --           --          5.91%
         All contract charges                                --             125         $    1,330         2.43%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.58              --                 --           --         13.75%
         Highest contract charge 1.70% Class A (r)       $11.53              --                 --           --         13.26%
         All contract charges                                --             126         $    1,453         0.98%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.18              --                 --           --          0.30%
         Highest contract charge 1.70% Class A (r)       $10.18              --                 --           --          0.39%
         All contract charges                                --              --         $        3         1.27%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         14.38%
         Highest contract charge 1.90% Class B           $14.32              --                 --           --         12.76%
         All contract charges                                --          30,667         $  376,915         0.98%           --
  2009   Lowest contract charge 0.50% Class B            $13.56              --                 --           --         36.59%
         Highest contract charge 1.90% Class B           $12.70              --                 --           --         34.63%
         All contract charges                                --          25,119         $  272,003         1.27%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.93              --                 --           --        (40.61)%
         Highest contract charge 1.90% Class B           $ 9.43              --                 --           --        (41.43)%
         All contract charges                                --          20,631         $  168,007         0.99%           --
  2007   Lowest contract charge 0.50% Class B            $16.72              --                 --           --         15.63%
         Highest contract charge 1.90% Class B           $16.10              --                 --           --         14.02%
         All contract charges                                            16,401         $  237,725         0.72%           --
  2006   Lowest contract charge 0.50% Class B            $14.46              --                 --           --         25.01%
         Highest contract charge 1.90% Class B           $14.12              --                 --           --         23.26%
         All contract charges                                --           6,096         $   83,819         1.21%           --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --               --            --           11.21%
         Highest contract charge 1.70% Class A (r)      $11.35              --               --            --           10.62%
         All contract charges                               --             163         $  1,852          1.32%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26              --               --            --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.26              --               --            --            0.10%
         All contract charges                               --              --               --          1.48%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $15.13              --               --            --           11.74%
         Highest contract charge 1.90% Class B          $12.47              --               --            --           10.26%
         All contract charges                               --          21,596         $279,401          1.32%             --
  2009   Lowest contract charge 0.50% Class B           $13.54              --               --            --           31.69%
         Highest contract charge 1.90% Class B          $11.31              --               --            --           29.73%
         All contract charges                               --          22,028         $258,292          1.48%             --
  2008   Lowest contract charge 0.50% Class B           $10.28              --               --            --          (40.09)%
         Highest contract charge 1.90% Class B          $ 8.72              --               --            --          (40.88)%
         All contract charges                               --          23,322         $210,531          1.78%             --
  2007   Lowest contract charge 0.50% Class B           $17.16              --               --            --           (1.72)%
         Highest contract charge 1.90% Class B          $14.75              --               --            --           (3.09)%
         All contract charges                                           27,538         $419,788          1.32%             --
  2006   Lowest contract charge 0.50% Class B           $17.46              --               --            --           19.78%
         Highest contract charge 1.90% Class B          $15.22              --               --            --           18.10%
         All contract charges                               --          31,332         $492,862          4.27%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $10.43              --               --            --           13.62%
         Highest contract charge 1.90% Class B          $ 8.80              --               --            --           11.96%
         All contract charges                               --          15,828         $158,846          1.00%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.18              --               --            --           25.95%
         Highest contract charge 1.90% Class B          $ 7.86              --               --            --           24.11%
         All contract charges                               --          17,342         $153,764          4.38%             --
  2008   Lowest contract charge 0.50% Class B           $ 7.29              --               --            --          (37.75)%
         Highest contract charge 1.90% Class B          $ 6.33              --               --            --          (38.60)%
         All contract charges                               --          18,391         $129,337          0.34%             --
  2007   Lowest contract charge 0.50% Class B           $11.71              --               --            --            3.35%
         Highest contract charge 1.90% Class B          $10.31              --               --            --            1.88%
         All contract charges                               --          21,585         $243,826          1.14%             --
  2006   Lowest contract charge 0.50% Class B           $11.33              --               --            --           12.38%
         Highest contract charge 1.90% Class B          $10.12              --               --            --           10.80%
         All contract charges                               --          26,152         $286,441          0.84%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92              --               --            --           14.73%
         Highest contract charge 1.70% Class A (r)      $11.86              --               --            --           14.26%
         All contract charges                               --             155         $  1,848          0.97%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.39              --               --            --            0.97%
         Highest contract charge 1.70% Class A (r)      $10.38              --               --            --            0.97%
         All contract charges                               --              --               --          2.14%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.40              --               --            --           15.38%
         Highest contract charge 1.90% Class B          $ 7.12              --               --            --           13.74%
         All contract charges                               --          36,002         $332,558          0.97%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.50% Class B           $ 7.28                --              --            --           35.53%
         Highest contract charge 1.90% Class B          $ 6.26                --              --            --           33.67%
         All contract charges                               --            39,652        $317,224          2.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.37                --              --            --          (36.60)%
         Highest contract charge 1.90% Class B          $ 4.68                --              --            --          (37.52)%
         All contract charges                               --            41,922        $248,887          0.14%             --
  2007   Lowest contract charge 0.50% Class B           $ 8.47                --              --            --           13.39%
         Highest contract charge 1.90% Class B          $ 7.49                --              --            --           11.79%
         All contract charges                               --            45,255        $411,124            --              --
  2006   Lowest contract charge 0.50% Class B           $ 7.47                --              --            --           (1.04)%
         Highest contract charge 1.90% Class B          $ 6.70                --              --            --           (2.43)%
         All contract charges                               --            49,049        $384,363            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.60                --              --            --           12.84%
         Highest contract charge 1.70% Class A (r)      $11.55                --              --            --           12.46%
         All contract charges                               --                79        $    909          0.38%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28                --              --            --            0.69%
         Highest contract charge 1.70% Class A (r)      $10.27                --              --            --            0.59%
         All contract charges                               --                --              --          1.31%             --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $17.71                --              --            --           13.89%
         Highest contract charge 1.90% Class B          $14.59                --              --            --           12.23%
         All contract charges                               --            17,859        $261,108          0.38%             --
  2009   Lowest contract charge 0.50% Class B           $15.55                --              --            --           34.19%
         Highest contract charge 1.90% Class B          $13.00                --              --            --           32.35%
         All contract charges                               --            19,454        $252,641          1.31%             --
  2008   Lowest contract charge 0.50% Class B           $11.59                --              --            --          (38.55)%
         Highest contract charge 1.90% Class B          $ 9.82                --              --            --          (39.42)%
         All contract charges                               --            19,719        $193,193          0.11%             --
  2007   Lowest contract charge 0.50% Class B           $18.86                --              --            --           15.07%
         Highest contract charge 1.90% Class B          $16.21                --              --            --           13.36%
         All contract charges                                             22,503        $363,276          0.41%             --
  2006   Lowest contract charge 0.50% Class B           $16.39                --              --            --            7.24%
         Highest contract charge 1.90% Class B          $14.30                --              --            --            5.74%
         All contract charges                               --            18,659        $269,728            --              --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62                --              --            --           13.48%
         Highest contract charge 1.70% Class A (r)      $11.56                --              --            --           12.89%
         All contract charges                               --                82        $    948          1.54%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24                --              --            --           (0.10)%
         Highest contract charge 1.70% Class A (r)      $10.24                --              --            --            0.00%
         All contract charges                               --                --              --          9.15%             --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.18                --              --            --           14.02%
         Highest contract charge 1.90% Class B          $ 5.74                --              --            --           12.55%
         All contract charges                               --            20,149        $118,119          1.54%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.42                --              --            --           18.55%
         Highest contract charge 1.90% Class B          $ 5.10                --              --            --           17.01%
         All contract charges                               --            19,764        $102,573          9.15%             --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
------------------------------------
  2008   Lowest contract charge 0.50% Class B           $ 4.57              --                  --          --         (56.93)%
         Highest contract charge 1.90% Class B          $ 4.36              --                  --          --         (57.59)%
         All contract charges                               --          16,998          $   75,141        1.37%            --
  2007   Lowest contract charge 0.50% Class B           $10.61                                                          (6.35)%
         Highest contract charge 1.90% Class B          $10.28              --                  --          --          (7.72)%
         All contract charges                               --          17,409          $  180,500        0.00%            --
  2006   Lowest contract charge 0.50% Class B           $11.33              --                  --          --            6.30%
         Highest contract charge 1.90% Class B          $11.14              --                  --          --            4.81%
         All contract charges                               --          15,831          $  177,206        0.05%            --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --                  --          --           11.43%
         Highest contract charge 1.70% Class A (r)      $11.36              --                  --          --           11.05%
         All contract charges                               --             102          $    1,161        1.13%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24              --                  --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.23              --                  --          --           (0.10)%
         All contract charges                               --              --                  --        2.14%             --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.95              --                  --          --           12.14%
         Highest contract charge 1.90% Class B          $11.60              --                  --          --           10.48%
         All contract charges                               --         102,373          $1,167,606        1.13%             --
  2009   Lowest contract charge 0.50% Class B           $12.44              --                  --          --           19.87%
         Highest contract charge 1.90% Class B          $10.50              --                  --          --           18.20%
         All contract charges                               --         114,911          $1,181,003        2.14%             --
  2008   Lowest contract charge 0.50% Class B           $10.38              --                  --          --          (43.62)%
         Highest contract charge 1.90% Class B          $ 8.88              --                  --          --          (44.43)%
         All contract charges                               --         128,632          $1,114,977        2.84%             --
  2007   Lowest contract charge 0.50% Class B           $18.41              --                  --          --           (5.05)%
         Highest contract charge 1.90% Class B          $15.98              --                  --          --           (6.39)%
         All contract charges                               --         150,945          $2,349,958        1.61%             --
  2006   Lowest contract charge 0.50% Class B           $19.39              --                  --          --           20.78%
         Highest contract charge 1.90% Class B          $17.07              --                  --          --           19.09%
         All contract charges                               --         110,933          $1,850,638        1.64%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $11.10              --                  --          --           16.97%
         Highest contract charge 1.90% Class B          $10.24              --                  --          --           15.19%
         All contract charges                               --          15,108          $  158,531        0.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.49              --                  --          --           17.49%
         Highest contract charge 1.90% Class B          $ 8.89              --                  --          --           15.84%
         All contract charges                               --          12,954          $  117,413        0.74%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.08              --                  --          --          (36.88)%
         Highest contract charge 1.90% Class B          $ 7.67              --                  --          --          (37.74)%
         All contract charges                               --          12,007          $   93,540        1.55%             --
  2007   Lowest contract charge 0.50% Class B           $12.80              --                  --          --            2.98%
         Highest contract charge 1.90% Class B          $12.32              --                  --          --            1.48%
         All contract charges                               --          11,815          $  147,275        1.13%             --
  2006   Lowest contract charge 0.50% Class B           $12.43              --                  --          --           16.63%
         Highest contract charge 1.90% Class B          $12.14              --                  --          --           14.99%
         All contract charges                               --          11,071          $  135,386        1.21%             --

                                     FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.76             --                 --         --           13.42%
         Highest contract charge 1.90% Class B           $11.77             --                 --         --           11.78%
         All contract charges                                --         15,873         $  191,761       0.39%             --
  2009   Lowest contract charge 0.50% Class B            $11.25             --                 --         --           24.86%
         Highest contract charge 1.90% Class B           $10.53             --                 --         --           23.16%
         All contract charges                                --         14,412         $  154,971       0.68%             --
  2008   Lowest contract charge 0.50% Class B            $ 9.01             --                 --         --          (31.27)%
         Highest contract charge 1.90% Class B           $ 8.55             --                 --         --          (32.30)%
         All contract charges                                --          9,794         $   85,138       1.16%             --
  2007   Lowest contract charge 0.50% Class B            $13.11             --                 --         --           10.08%
         Highest contract charge 1.90% Class B           $12.63             --                 --         --            8.60%
         All contract charges                                            6,105         $   78,014       0.80%             --
  2006   Lowest contract charge 0.50% Class B            $11.91             --                 --         --           12.13%
         Highest contract charge 1.90% Class B           $11.63             --                 --         --           10.56%
         All contract charges                                --          4,229         $   49,544       1.21%             --
EQ/MID CAP INDEX
----------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.07             --                 --         --           24.36%
         Highest contract charge 1.70% Class A (r)       $13.01             --                 --         --           23.90%
         All contract charges                                --            185         $    2,418       0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.45%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.45%
         All contract charges                                --             --                 --       1.09%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.49             --                 --         --           25.03%
         Highest contract charge 1.90% Class B           $10.79             --                 --         --           23.31%
         All contract charges                                --         59,447         $  732,139       0.74%             --
  2009   Lowest contract charge 0.50% Class B            $ 9.99             --                 --         --           35.67%
         Highest contract charge 1.90% Class B           $ 8.75             --                 --         --           33.76%
         All contract charges                                --         65,727         $  652,650       1.09%             --
  2008   Lowest contract charge 0.50% Class B            $ 7.36             --                 --         --          (49.55)%
         Highest contract charge 1.90% Class B           $ 6.54             --                 --         --          (50.27)%
         All contract charges                                --         67,946         $  500,886       0.89%             --
  2007   Lowest contract charge 0.50% Class B            $14.59             --                 --         --            7.44%
         Highest contract charge 1.90% Class B           $13.15             --                 --         --            5.96%
         All contract charges                                --         70,501         $1,035,525       0.00%             --
  2006   Lowest contract charge 0.50% Class B            $13.58             --                 --         --           10.97%
         Highest contract charge 1.90% Class B           $12.41             --                 --         --            9.41%
         All contract charges                                --         72,246         $  989,519       3.28%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $12.71             --                 --         --           20.93%
         Highest contract charge 1.70% Class A (r)       $12.65             --                 --         --           20.48%
         All contract charges                                --             25         $      321       0.98%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.06%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.06%
         All contract charges                                --             --                 --       1.69%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $18.49             --                 --         --           21.81%
         Highest contract charge 1.90% Class B           $15.24             --                 --         --           20.19%
         All contract charges                                --         75,286         $1,136,423       0.98%             --

                                     FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MID CAP VALUE PLUS (g) (h) (i) (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $15.18               --                 --          --           35.14%
         Highest contract charge 1.90% Class B          $12.68               --                 --          --           33.22%
         All contract charges                               --           88,122         $1,102,630        1.69%             --
  2008   Lowest contract charge 0.50% Class B           $11.23               --                 --          --          (39.85)%
         Highest contract charge 1.90% Class B          $ 9.52               --                 --          --          (40.69)%
         All contract charges                               --           41,940         $  400,022        1.38%             --
  2007   Lowest contract charge 0.50% Class B           $18.67               --                 --          --           (2.10)%
         Highest contract charge 1.90% Class B          $16.05               --                 --          --           (3.49)%
         All contract charges                               --           50,595         $  811,824        0.97%             --
  2006   Lowest contract charge 0.50% Class B           $19.07               --                 --          --           11.92%
         Highest contract charge 1.90% Class B          $16.63               --                 --          --           10.35%
         All contract charges                               --           57,023         $  948,678        0.31%             --
EQ/MONEY MARKET
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $ 9.87               --                 --          --           (1.20)%
         Highest contract charge 1.70% Class A (r)      $ 9.82               --                 --          --           (1.60)%
         All contract charges                               --            2,179         $   21,441        0.00%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.99               --                 --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $ 9.98               --                 --          --           (0.10)%
         All contract charges                               --               22         $      215        0.00%             --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 1.90%*
  2010   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            0.00 %
         Highest contract charge 1.90% Class B          $25.25               --                 --          --           (1.90)%
         All contract charges                               --           65,197         $  653,462        0.00%             --
  2009   Lowest contract charge 0.00% Class B           $44.43               --                 --          --           (0.01)%
         Highest contract charge 1.90% Class B          $25.74               --                 --          --           (1.90)%
         All contract charges                               --           60,968         $  941,402          --              --
  2008   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            2.11%
         Highest contract charge 1.90% Class B          $26.24               --                 --          --            0.15%
         All contract charges                               --           90,924         $1,493,712        1.93%             --
  2007   Lowest contract charge 0.00% Class B           $43.51               --                 --          --            4.72%
         Highest contract charge 1.90% Class B          $26.20               --                 --          --            2.70%
         All contract charges                               --           45,468         $  851,459        4.59%             --
  2006   Lowest contract charge 0.00% Class B           $41.55               --                 --          --            4.48%
         Highest contract charge 1.90% Class B          $25.51               --                 --          --            2.51%
         All contract charges                               --           33,332         $  612,694        4.41%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.00               --                 --          --            7.00%
         Highest contract charge 1.70% Class A (r)      $10.95               --                 --          --            6.62%
         All contract charges                               --              458         $    5,029        0.56%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28               --                 --          --            0.98%
         Highest contract charge 1.70% Class A (r)      $10.27               --                 --          --            0.98%
         All contract charges                               --                1         $        6        0.38%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 5.87               --                 --          --            7.71%
         Highest contract charge 1.90% Class B          $ 4.95               --                 --          --            6.22%
         All contract charges                               --           38,121         $  169,152        0.56%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.45               --                 --          --           29.18%
         Highest contract charge 1.90% Class B          $ 4.66               --                 --          --           27.29%
         All contract charges                               --           41,296         $  172,778        0.38%             --

                                     FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B            $ 4.22              --                --          --          (33.23)%
         Highest contract charge 1.90% Class B           $ 3.66              --                --          --          (34.17)%
         All contract charges                                --          43,561          $143,894        0.26%             --
  2007   Lowest contract charge 0.50% Class B            $ 6.32              --                --          --           20.15%
         Highest contract charge 1.90% Class B           $ 5.56              --                --          --           18.55%
         All contract charges                                --          18,657          $100,498        0.37%             --
  2006   Lowest contract charge 0.50% Class B            $ 5.26              --                --          --            7.41%
         Highest contract charge 1.90% Class B           $ 4.69              --                --          --            5.90%
         All contract charges                                --           6,440          $ 30,006        0.21%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.36              --                --          --           30.85%
         Highest contract charge 1.70% Class A (r)       $13.30              --                --          --           30.39%
         All contract charges                                --             456          $  6,078        0.12%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.21              --                --          --            0.79%
         Highest contract charge 1.70% Class A (r)       $10.20              --                --          --            0.69%
         All contract charges                                --               3          $     23        0.00%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $17.77              --                --          --           31.63%
         Highest contract charge 1.90% Class B           $16.40              --                --          --           29.85%
         All contract charges                                --          36,207          $608,343        0.12%             --
  2009   Lowest contract charge 0.50% Class B            $13.50              --                --          --           56.21%
         Highest contract charge 1.90% Class B           $12.63              --                --          --           54.06%
         All contract charges                                --          31,529          $406,393        0.00%             --
  2008   Lowest contract charge 0.50% Class B            $ 8.64              --                --          --          (47.57)%
         Highest contract charge 1.90% Class B           $ 8.20              --                --          --          (48.33)%
         All contract charges                                --          25,257          $210,339        0.00%             --
  2007   Lowest contract charge 0.50% Class B            $16.48              --                --          --           21.80%
         Highest contract charge 1.90% Class B           $15.87              --                --          --           20.14%
         All contract charges                                --          19,555          $313,835        0.33%             --
  2006   Lowest contract charge 0.50% Class B            $13.53              --                --          --            8.71%
         Highest contract charge 1.90% Class B           $13.21              --                --          --            7.19%
         All contract charges                                --           8,738          $116,309        0.47%             --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.34              --                --          --           10.74%
         Highest contract charge 1.70% Class A (r)       $11.29              --                --          --           10.25%
         All contract charges                                --              47          $    529        1.81%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.24              --                --          --            0.49%
         Highest contract charge 1.70% Class A (r)       $10.24              --                --          --            0.49%
         All contract charges                                --              --                --        0.18%            --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)        $ 9.28              --                --          --           11.40%
         Highest contract charge 1.90% Class B (a)       $ 8.73              --                --          --            9.81%
         All contract charges                                --          25,932          $230,267        1.81%             --
  2009   Lowest contract charge 0.50% Class B (a)        $ 8.33              --                --          --           24.48%
         Highest contract charge 1.90% Class B (a)       $ 7.95              --                --          --           22.81%
         All contract charges                                --          29,595          $238,330        0.18%             --
  2008   Lowest contract charge 0.50% Class B (a)        $ 6.69              --                --          --          (38.40)%
         Highest contract charge 1.90% Class B (a)       $ 6.47              --                --          --          (39.31)%
         All contract charges                                --          31,398          $205,168        3.61%             --

                                     FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
--------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $10.86              --                 --         --            1.12%
         Highest contract charge 1.90% Class B (a)     $10.66              --                 --         --           (0.28)%
         All contract charges                              --          32,835         $  351,879       0.00%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.74              --                 --         --            7.38%
         Highest contract charge 1.90% Class B (a)     $10.69              --                 --         --            6.92%
         All contract charges                              --           7,714         $   82,586       0.39%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.61              --                 --         --           14.05%
         Highest contract charge 1.70% Class A (r)     $11.55              --                 --         --           13.46%
         All contract charges                              --             264         $    3,054       0.65%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.18              --                 --         --            0.00%
         Highest contract charge 1.70% Class A (r)     $10.18              --                 --         --            0.00%
         All contract charges                              --               1         $        7       0.66%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.90              --                 --         --           14.62%
         Highest contract charge 1.90% Class B (a)     $10.26              --                 --         --           13.00%
         All contract charges                              --          23,163         $  241,951       0.65%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.51              --                 --         --           37.88%
         Highest contract charge 1.90% Class B (a)     $ 9.08              --                 --         --           35.88%
         All contract charges                              --          17,703         $  162,900       0.66%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.90              --                 --         --          (41.03)%
         Highest contract charge 1.90% Class B (a)     $ 6.68              --                 --         --          (41.81)%
         All contract charges                              --          13,246         $   89,280       1.29%             --
  2007   Lowest contract charge 0.50% Class B (a)      $11.70              --                 --         --            5.22%
         Highest contract charge 1.90% Class B (a)     $11.48              --                 --         --            3.70%
         All contract charges                              --           9,648         $  111,407       0.39%             --
  2006   Lowest contract charge 0.50% Class B (a)      $11.12              --                 --         --           11.23%
         Highest contract charge 1.90% Class B (a)     $11.07              --                 --         --           10.75%
         All contract charges                              --           1,756         $   19,483       0.07%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 9.96              --                 --         --           (0.30)%
         Highest contract charge 1.70% Class A (r)     $ 9.92              --                 --         --           (0.60)%
         All contract charges                              --           1,339         $   13,301       0.32%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.99              --                 --         --           (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 9.98              --                 --         --           (0.10)%
         All contract charges                              --               9                 90       1.17%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $11.40              --                 --         --            0.35%
         Highest contract charge 1.90% Class B         $10.52              --                 --         --           (1.03)%
         All contract charges                              --         121,269         $1,281,207       0.32%             --
  2009   Lowest contract charge 0.50% Class B          $11.36              --                 --         --            7.45%
         Highest contract charge 1.90% Class B         $10.63              --                 --         --            5.99%
         All contract charges                              --         132,946         $1,414,881       1.17%             --
  2008   Lowest contract charge 0.50% Class B          $10.57              --                 --         --           (4.52)%
         Highest contract charge 1.90% Class B         $10.03              --                 --         --           (5.91)%
         All contract charges                              --          91,323         $  917,805       3.21%             --
  2007   Lowest contract charge 0.50% Class B          $11.07              --                 --         --           10.92%
         Highest contract charge 1.90% Class B         $10.66              --                 --         --            9.33%
         All contract charges                              --          45,578         $  486,803       3.07%             --

                                     FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/PIMCO ULTRA SHORT BOND (j) (k) (CONTINUED)
---------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B          $ 9.75               --               --            --         (1.51)%
         All contract charges                               --           31,108        $ 304,380          4.98%           --
EQ/QUALITY BOND PLUS (n)
------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $19.80               --               --            --          5.71%
         Highest contract charge 1.90% Class B          $15.51               --               --            --          4.23%
         All contract charges                               --           43,644        $ 565,217         10.49%           --
  2009   Lowest contract charge 0.50% Class B           $18.73               --               --            --          5.54%
         Highest contract charge 1.90% Class B          $14.88               --               --            --          4.06%
         All contract charges                               --           44,906        $ 558,182          3.96%           --
  2008   Lowest contract charge 0.50% Class B           $17.75               --               --            --         (7.02)%
         Highest contract charge 1.90% Class B          $14.30               --               --            --         (8.33)%
         All contract charges                               --           26,466        $ 326,277          5.04%           --
  2007   Lowest contract charge 0.50% Class B           $19.09               --               --            --          4.03%
         Highest contract charge 1.90% Class B          $15.60               --               --            --          2.56%
         All contract charges                                            28,944        $ 393,130          4.95%           --
  2006   Lowest contract charge 0.50% Class B           $18.35               --               --            --          3.30%
         Highest contract charge 1.90% Class B          $15.21               --               --            --          1.85%
         All contract charges                               --           27,600        $ 371,451          4.04%           --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.40               --               --            --         24.54%
         Highest contract charge 1.70% Class A (r)      $13.34               --               --            --         23.98%
         All contract charges                               --              193        $   2,581          0.97%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.76               --               --            --          2.57%
         Highest contract charge 1.70% Class A (r)      $10.76               --               --            --          2.57%
         All contract charges                               --                1        $      11          1.55%           --
EQ/SMALL COMPANY INDEX (p)
--------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $18.62               --               --            --         25.13%
         Highest contract charge 1.90% Class B          $15.49               --               --            --         23.43%
         All contract charges                               --           33,448        $ 506,182          0.97%           --
  2009   Lowest contract charge 0.50% Class B           $14.88               --               --            --         25.54%
         Highest contract charge 1.90% Class B          $12.55               --               --            --         23.76%
         All contract charges                               --           36,011        $ 440,098          1.55%           --
  2008   Lowest contract charge 0.50% Class B           $11.85               --               --            --        (34.49)%
         Highest contract charge 1.90% Class B          $10.14               --               --            --        (35.41)%
         All contract charges                               --           28,477        $ 282,432          0.85%           --
  2007   Lowest contract charge 0.50% Class B           $18.09               --               --            --         (2.32)%
         Highest contract charge 1.90% Class B          $15.70               --               --            --         (3.68)%
         All contract charges                                            28,985        $ 444,440          1.31%           --
  2006   Lowest contract charge 0.50% Class B           $18.52               --               --            --         17.12%
         Highest contract charge 1.90% Class B          $16.30               --               --            --         15.48%
         All contract charges                               --           29,757        $ 475,296          1.32%           --
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92               --               --            --         15.17%
         Highest contract charge 1.70% Class A (r)      $11.86               --               --            --         14.70%
         All contract charges                               --              443        $   5,276          0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.35               --               --            --          1.67%
         Highest contract charge 1.70% Class A (r)      $10.34               --               --            --          1.57%
         All contract charges                               --                3        $      38            --            --

                                     FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/T. ROWE PRICE GROWTH STOCK (c)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $19.50             --                --            --           15.80%
         Highest contract charge 1.90% Class B         $14.19             --                --            --           14.16%
         All contract charges                              --         31,081          $396,968          0.00%             --
  2009   Lowest contract charge 0.50% Class B          $16.84             --                --            --           41.96%
         Highest contract charge 1.90% Class B         $12.43             --                --            --           39.94%
         All contract charges                              --         27,386          $313,026            --              --
  2008   Lowest contract charge 0.50% Class B          $11.86             --                --            --          (42.51)%
         Highest contract charge 1.90% Class B         $ 8.88             --                --            --          (43.33)%
         All contract charges                              --         19,024          $167,244            --              --
  2007   Lowest contract charge 0.50% Class B          $20.63             --                --            --            6.67%
         Highest contract charge 1.90% Class B         $15.67             --                --            --            5.24%
         All contract charges                                         17,951          $291,072          0.13%             --
  2006   Lowest contract charge 0.50% Class B          $19.34             --                --            --           (4.49)%
         Highest contract charge 1.90% Class B         $14.89             --                --            --           (5.83)%
         All contract charges                              --          3,277          $ 51,291            --              --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.87             --                --            --            6.88%
         Highest contract charge 1.70% Class A (r)     $10.82             --                --            --            6.39%
         All contract charges                              --             87          $    941          1.48%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                --            --            0.10%
         Highest contract charge 1.70% Class A (r)     $10.17             --                --            --            0.10%
         All contract charges                              --             --          $      3          1.50%             --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 8.97             --                --            --            7.43%
         Highest contract charge 1.90% Class B (a)     $ 8.44             --                --            --            6.03%
         All contract charges                              --         22,506          $193,279          1.48%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 8.35             --                --            --           29.41%
         Highest contract charge 1.90% Class B (a)     $ 7.96             --                --            --           27.63%
         All contract charges                              --         22,755          $183,693          1.50%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.45             --                --            --          (41.15)%
         Highest contract charge 1.90% Class B (a)     $ 6.24             --                --            --          (41.95)%
         All contract charges                              --         23,768          $149,788          1.56%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.96             --                --            --            1.58%
         Highest contract charge 1.90% Class B (a)     $10.75             --                --            --            0.09%
         All contract charges                              --         26,167          $282,910          0.63%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.79             --                --            --            7.86%
         Highest contract charge 1.90% Class B (a)     $10.74             --                --            --            7.39%
         All contract charges                              --          6,220          $ 66,882          0.46%             --
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 5.97             --                --            --           12.64%
         Highest contract charge 1.90% Class B         $ 5.03             --                --            --           11.04%
         All contract charges                              --         16,460          $ 70,007          0.72%             --
  2009   Lowest contract charge 0.50% Class B          $ 5.30             --                --            --           31.90%
         Highest contract charge 1.90% Class B         $ 4.53             --                --            --           29.83%
         All contract charges                              --         16,033          $ 63,781          0.85%             --
  2008   Lowest contract charge 0.50% Class B          $ 4.02             --                --            --          (40.36)%
         Highest contract charge 1.90% Class B         $ 3.49             --                --            --          (41.15)%
         All contract charges                              --         14,961          $ 48,057          1.26%             --

                                     FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT      TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**   RETURN***
                                                             ------------ ------------------ ------------ ---------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
----------------------------------
  2007  Lowest contract charge 0.50% Class B                  $  6.74               --               --            --        0.60%
        Highest contract charge 1.90% Class B                 $  5.93               --               --            --       (0.67)%
        All contract charges                                       --           15,122        $  84,474          0.85%         --
  2006  Lowest contract charge 0.50% Class B                  $  6.70               --               --            --       13.58%
        Highest contract charge 1.90% Class B                 $  5.97               --               --            --       11.99%
        All contract charges                                       --           11,683        $  70,569          0.90%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Class A (r)              $ 11.64               --               --            --       14.01%
        Highest contract charge 1.70% Class A (r)             $ 11.59               --               --            --       13.52%
        All contract charges                                       --               83        $     969          1.26%         --
  2009  Lowest contract charge 1.30% Class A (r)              $ 10.21               --               --            --       (0.29)%
        Highest contract charge 1.70% Class A (r)             $ 10.21               --               --            --       (0.20)%
        All contract charges                                       --               --        $       2          1.44%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 10.78               --               --            --       14.56%
        Highest contract charge 1.90% Class B                 $  9.95               --               --            --       13.07%
        All contract charges                                       --           23,369        $ 237,948          1.26%         --
  2009  Lowest contract charge 0.50% Class B                  $  9.41               --               --            --       27.79%
        Highest contract charge 1.90% Class B                 $  8.80               --               --            --       25.94%
        All contract charges                                       --           24,454        $ 219,381          1.44%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.36               --               --            --      (37.25)%
        Highest contract charge 1.90% Class B                 $  6.99               --               --            --      (38.14)%
        All contract charges                                       --           26,088        $ 185,024          1.98%         --
  2007  Lowest contract charge 0.50% Class B                  $ 11.73               --               --            --       (3.06)%
        Highest contract charge 1.90% Class B                 $ 11.30               --               --            --       (4.32)%
        All contract charges                                       --           25,019        $ 285,776          1.63%         --
  2006  Lowest contract charge 0.50% Class B                  $ 12.10               --               --            --       15.33%
        Highest contract charge 1.90% Class B                 $ 11.81               --               --            --       13.71%
        All contract charges                                       --           21,516        $ 255,976          3.07%         --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 12.42               --               --            --       16.73%
        Highest contract charge 1.90% Class B                 $ 10.48               --               --            --       15.04%
        All contract charges                                       --           31,147        $ 413,230          0.01%         --
  2009  Lowest contract charge 0.50% Class B                  $ 10.64               --               --            --       39.68%
        Highest contract charge 1.90% Class B                 $  9.11               --               --            --       37.57%
        All contract charges                                       --           25,747        $ 295,437          0.19%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.62               --               --            --      (27.98)%
        Highest contract charge 1.90% Class B                 $  6.62               --               --            --      (28.97)%
        All contract charges                                       --           15,753        $ 128,962          0.60%         --
  2007  Lowest contract charge 0.50% Class B                  $ 10.58               --               --            --       10.79%
        Highest contract charge 1.90% Class B                 $  9.32               --               --            --        9.26%
        All contract charges                                                    15,374        $ 176,492          0.00%
  2006  Lowest contract charge 0.50% Class B                  $  9.55               --               --            --        5.34%
        Highest contract charge 1.90% Class B                 $  8.53               --               --            --        3.86%
        All contract charges                                       --           13,748        $ 141,667          2.13%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Service Class 2 (r) (s)  $ 11.75               --               --            --       14.52%
        Highest contract charge 1.70% Service Class 2 (r) (s) $ 11.70               --               --            --       14.04%
        All contract charges                                       --               66        $     773          1.41%         --

                                     FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT     TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**  RETURN***
                                                             ------------ ------------------ ------------ --------------- ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $11.97              --               --          --         15.43%
         Highest contract charge 1.70% Service Class 2 (r)      $11.91              --               --          --         14.85%
         All contract charges                                       --           1,053          $12,580        2.01%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.37              --               --          --          0.78%
         Lowest contract charge 1.70% Service Class 2 (r)       $10.37              --               --          --          0.78%
         All contract charges                                       --               2          $    18        0.00%           --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $12.91              --               --          --         26.94%
         Highest contract charge 1.70% Service Class 2 (r)      $12.85              --               --          --         26.35%
         All contract charges                                       --             417          $ 5,377        0.33%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.17              --               --          --          0.59%
         Highest contract charge 1.70% Service Class 2 (r)      $10.17              --               --          --          0.59%
         All contract charges                                       --               1          $     6        0.00%           --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $10.90              --               --          --          7.50%
         Highest contract charge 1.70% Service Class 2 (r)      $10.85              --               --          --          7.11%
         All contract charges                                       --             631          $ 6,871       10.45%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.14              --               --          --          0.10%
         Highest contract charge 1.70% Service Class 2 (r)      $10.13              --               --          --          0.00%
         All contract charges                                       --               2          $    23        0.00%           --
FRANKLIN INCOME SECURITIES FUND
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.87              --               --          --         11.49%
         Highest contract charge 1.70% Class 2 (u)              $10.83              --               --          --         11.08%
         All contract charges                                       --             352          $ 3,815        2.89%           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)               $11.11              --               --          --          9.46%
         Highest contract charge 1.70% Class 2 (r)              $11.06              --               --          --          8.97%
         All contract charges                                       --             440          $ 4,880        3.69%           --
  2009   Lowest contract charge 1.30% Class 2 (r)               $10.15              --               --          --          0.50%
         Highest contract charge 1.70% Class 2 (r)              $10.15              --               --          --          0.59%
         All contract charges                                       --               5          $    46          --            --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.62              --               --          --          9.82%
         Highest contract charge 1.70% Class 2 (u)              $10.58              --               --          --          9.41%
         All contract charges                                       --             104          $ 1,103        5.07%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)        $12.90              --               --          --         23.09%
         Highest contract charge 1.70% Service Shares (r)       $12.84              --               --          --         22.64%
         All contract charges                                       --             243          $ 3,129        1.08%           --
  2009   Lowest contract charge 1.30% Service Shares (r)        $10.48              --               --          --          0.87%
         Highest contract charge 1.70% Service Shares (r)       $10.47              --               --          --          0.77%
         All contract charges                                       --              --          $     3          --            --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)         $10.88              --               --          --          8.69%
         Highest contract charge 1.70% Series II (r) (s)        $10.83              --               --          --          8.30%
         All contract charges                                       --              59          $   639        0.00%           --

                                     FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.83             --                --            --          15.75%
         Highest contract charge 1.70% Series II (r)       $11.77             --                --            --          15.17%
         All contract charges                                  --            483            $5,702          7.92%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.22             --                --            --           0.39%
         Highest contract charge 1.70% Series II (r)       $10.22             --                --            --           0.49%
         All contract charges                                  --              1            $   12            --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $11.40             --                --            --          11.22%
         Highest contract charge 1.70% Series II (r) (s)   $11.34             --                --            --          10.63%
         All contract charges                                  --            366            $4,164          2.80%            --
INVESCO V.I. LEISURE FUND
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $12.36             --                --            --          20.12%
         Highest contract charge 1.70% Series II (r) (s)   $12.31             --                --            --          19.63%
         All contract charges                                  --             11            $  134          0.76%            --
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.67             --                --            --          12.32%
         Highest contract charge 1.70% Series II (r)       $11.61             --                --            --          11.85%
         All contract charges                                  --            123            $1,433          0.49%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.39             --                --            --           0.87%
         Highest contract charge 1.70% Series II (r)       $10.38             --                --            --           0.78%
         All contract charges                                  --             --            $    1            --             --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $13.50             --                --            --          26.52%
         Highest contract charge 1.70% Series II (r) (s)   $13.44             --                --            --          26.08%
         All contract charges                                  --             71            $  950          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.66             --                --            --          14.88%
         Highest contract charge 1.70% Common Shares (r)   $11.61             --                --            --          14.38%
         All contract charges                                  --            378            $4,399          0.51%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.15             --                --            --           0.20%
         Highest contract charge 1.70% Common Shares (r)   $10.15             --                --            --           0.30%
         All contract charges                                  --              1            $   13            --             --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $12.43             --                --            --          20.45%
         Highest contract charge 1.70% Common Shares (r)   $12.37             --                --            --          19.86%
         All contract charges                                  --            229            $2,846          0.13%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.32             --                --            --           3.41%
         Highest contract charge 1.70% Common Shares (r)   $10.32             --                --            --           3.51%
         All contract charges                                  --             --                --            --             --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.96             --                --            --          15.56%
         Highest contract charge 1.70% Common Shares (r)   $11.90             --                --            --          15.09%
         All contract charges                                  --            419            $5,015          0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.35             --                --            --           2.07%
         Highest contract charge 1.70% Common Shares (r)   $10.34             --                --            --           1.97%
         All contract charges                                  --              7            $   73            --             --

                                     FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.67             --                --           --          13.30%
         Highest contract charge 1.70% Common Shares (r)      $11.62             --                --           --          12.93%
         All contract charges                                     --            778           $ 9,066         4.09%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.30             --                --           --           1.08%
         Highest contract charge 1.70% Common Shares (r)      $10.29             --                --           --           1.08%
         All contract charges                                     --              2           $    25         0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.54             --                --           --          29.82%
         Highest contract charge 1.70% Common Shares (r)      $13.48             --                --           --          29.37%
         All contract charges                                     --            328           $ 4,427         0.01%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.43             --                --           --           1.16%
         Highest contract charge 1.70% Common Shares (r)      $10.42             --                --           --           1.17%
         All contract charges                                     --              2           $    21           --             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.82             --                --           --          11.30%
         Highest contract charge 1.70% Common Shares (r)      $11.76             --                --           --          10.84%
         All contract charges                                     --            227           $ 2,680         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.62             --                --           --           2.61%
         Highest contract charge 1.70% Common Shares (r)      $10.61             --                --           --           2.61%
         All contract charges                                     --             --           $     2           --             --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.44             --                --           --          27.15%
         Highest contract charge 1.70% Common Shares (r)      $13.38             --                --           --          26.70%
         All contract charges                                     --            279           $ 3,742         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.57             --                --           --           3.02%
         Highest contract charge 1.70% Common Shares (r)      $10.56             --                --           --           3.02%
         All contract charges                                     --             --           $     3           --             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)      $12.37             --                --           --          21.16%
         Highest contract charge 1.70% Service Shares (r)     $12.31             --                --           --          20.57%
         All contract charges                                     --          1,064           $13,133         2.91%            --
  2009   Lowest contract charge 1.30% Service Shares (r)      $10.21             --                --           --           0.10%
         Highest contract charge 1.70% Service Shares (r)     $10.21             --                --           --           0.20%
         All contract charges                                     --              2           $    23           --             --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r)       $10.83             --                --           --           7.33%
         Highest contract charge 1.70% Service Class (r)      $10.78             --                --           --           6.94%
         All contract charges                                     --            501           $ 5,419         0.32%            --
  2009   Lowest contract charge 1.30% Service Class (r)       $10.09             --                --           --          (0.79)%
         Highest contract charge 1.70% Service Class (r)      $10.08             --                --           --          (0.88)%
         All contract charges                                     --             --           $     3           --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r) (s)   $11.55             --                --           --          10.63%
         Highest contract charge 1.70% Service Class (r) (s)  $11.50             --                --           --          10.26%
         All contract charges                                     --            162           $ 1,874         0.07%            --

                                     FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.29               --                --            --         9.51%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.23               --                --            --         8.92%
          (r) (s)
         All contract charges                                  --              111        $    1,249          0.06%          --
MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $12.17               --                --            --        18.62%
          (r) (s)
         Highest contract charge 1.70% Service Class       $12.12               --                --            --        18.24%
          (r) (s)
         All contract charges                                  --              156        $    1,899          0.00%          --
MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.80               --                --            --        12.06%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.74               --                --            --        11.49%
          (r) (s)
         All contract charges                                  --              140        $    1,648          1.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (l) (v)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $67.09               --                --            --       17.02%
         Highest contract charge 1.90% Class B             $47.12               --                --            --       15.38%
         All contract charges                                  --           31,493        $  579,330          0.61%         --
  2009   Lowest contract charge 0.50% Class B              $57.33               --                --            --       36.59%
         Highest contract charge 1.90% Class B             $40.84               --                --            --       34.68%
         All contract charges                                  --           21,905        $  337,968          0.21%         --
  2008   Lowest contract charge 0.50% Class B              $41.97               --                --            --      (46.95)%
         Highest contract charge 1.90% Class B             $30.32               --                --            --      (47.70)%
         All contract charges                                  --            5,087        $   67,727          0.36%         --
  2007   Lowest contract charge 0.50% Class B              $79.11               --                --            --        10.83%
         Highest contract charge 1.90% Class B             $57.97               --                --            --         9.25%
         All contract charges                                                4,950        $  134,774          0.00%          --
  2006   Lowest contract charge 0.50% Class B              $71.38               --                --            --         4.59%
         Highest contract charge 1.90% Class B             $53.06               --                --            --         3.12%
         All contract charges                                  --            5,287        $  139,296            --           --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.74               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $12.97               --                --            --         4.18%
         All contract charges                                  --           88,517        $1,150,810          2.78%          --
  2009   Lowest contract charge 0.50% Class B              $13.95               --                --            --         7.78%
         Highest contract charge 1.90% Class B             $12.45               --                --            --         6.25%
         All contract charges                                  --           83,528        $1,038,056          3.59%          --
  2008   Lowest contract charge 0.50% Class B              $12.94               --                --            --         1.97%
         Highest contract charge 1.90% Class B             $11.72               --                --            --         0.51%
         All contract charges                                  --           62,629        $  734,371          4.89%
  2007   Lowest contract charge 0.50% Class B              $12.69               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $11.66               --                --            --         4.20%
         All contract charges                                               55,947        $  653,841          4.09%          --
  2006   Lowest contract charge 0.50% Class B              $12.01               --                --            --         3.25%
         Highest contract charge 1.90% Class B             $11.19               --                --            --         1.80%
         All contract charges                                  --           58,160        $  651,206          4.11%          --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.29               --                --            --        6.40 %
         Highest contract charge 1.90% Class B             $12.58               --                --            --        4.92 %
         All contract charges                                  --           32,262        $  445,001          2.96%         --

                                     FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B       $13.43               --               --           --           29.22%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           27.38%
         All contract charges                           --           35,009         $457,905         1.62%             --
  2008   Lowest contract charge 0.50% Class B       $10.39               --               --           --          (47.47)%
         Highest contract charge 1.90% Class B      $ 9.41               --               --           --          (48.21)%
         All contract charges                           --           34,884         $355,985         1.57%             --
  2007   Lowest contract charge 0.50% Class B       $19.78               --               --           --           11.88%
         Highest contract charge 1.90% Class B      $18.17               --               --           --           10.25%
         All contract charges                           --           34,725         $680,288         0.73%             --
  2006   Lowest contract charge 0.50% Class B       $17.68               --               --           --           24.69%
         Highest contract charge 1.90% Class B      $16.48               --               --           --           22.94%
         All contract charges                           --           32,231         $568,482         2.23%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $11.84               --               --           --           10.97%
         Highest contract charge 1.90% Class B      $10.42               --               --           --            9.45%
         All contract charges                           --           12,797         $145,347         0.28%             --
  2009   Lowest contract charge 0.50% Class B       $10.67               --               --           --           31.84%
         Highest contract charge 1.90% Class B      $ 9.52               --               --           --           29.91%
         All contract charges                           --           12,893         $132,944         1.49%             --
  2008   Lowest contract charge 0.50% Class B       $ 8.09               --               --           --          (39.85)%
         Highest contract charge 1.90% Class B      $ 7.33               --               --           --          (40.65)%
         All contract charges                           --           12,279         $ 96,551         0.52%             --
  2007   Lowest contract charge 0.50% Class B       $13.45               --               --           --            4.51%
         Highest contract charge 1.90% Class B      $12.35               --               --           --            3.00%
         All contract charges                                        13,471         $177,274         0.41%             --
  2006   Lowest contract charge 0.50% Class B       $12.87               --               --           --           13.01%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           11.43%
         All contract charges                           --           13,690         $173,297         0.60%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $13.24               --               --           --           12.59%
         Highest contract charge 1.90% Class B      $11.65               --               --           --           10.95%
         All contract charges                           --           30,723         $390,159         0.87%             --
  2009   Lowest contract charge 0.50% Class B       $11.76               --               --           --           22.21%
         Highest contract charge 1.90% Class B      $10.50               --               --           --           20.51%
         All contract charges                           --           33,976         $386,795         1.82%             --
  2008   Lowest contract charge 0.50% Class B       $ 9.62               --               --           --          (37.73)%
         Highest contract charge 1.90% Class B      $ 8.71               --               --           --          (38.62)%
         All contract charges                           --           37,613         $353,373         1.40%             --
  2007   Lowest contract charge 0.50% Class B       $15.45               --               --           --            3.07%
         Highest contract charge 1.90% Class B      $14.19               --               --           --            1.65%
         All contract charges                                        38,402         $583,473         1.08%             --
  2006   Lowest contract charge 0.50% Class B       $14.99               --               --           --           18.73%
         Highest contract charge 1.90% Class B      $13.96               --               --           --           17.06%
         All contract charges                           --           39,025         $577,966         2.82%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $12.70               --               --           --           26.24%
         Highest contract charge 1.90% Class B      $11.18               --               --           --           24.50%
         All contract charges                           --           27,305         $351,919         0.00%             --
  2009   Lowest contract charge 0.50% Class B       $10.06               --               --           --           41.09%
         Highest contract charge 1.90% Class B      $ 8.98               --               --           --           39.02%
         All contract charges                           --           28,991         $297,480           --              --

                                     FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B       $ 7.13               --               --          --           (43.86)%
         Highest contract charge 1.90% Class B      $ 6.46               --               --          --           (44.64)%
         All contract charges                           --           29,642         $216,713          --               --
  2007   Lowest contract charge 0.50% Class B       $12.70               --               --          --            11.31%
         Highest contract charge 1.90% Class B      $11.67               --               --          --             9.78%
         All contract charges                                        31,721         $414,209          --               --
  2006   Lowest contract charge 0.50% Class B       $11.41               --               --          --             9.07%
         Highest contract charge 1.90% Class B      $10.63               --               --          --             7.54%
         All contract charges                           --           35,038         $410,676        0.51%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $16.46               --               --          --            24.32%
         Highest contract charge 1.90% Class B      $14.49               --               --          --            22.59%
         All contract charges                           --           26,265         $412,452        0.77%              --
  2009   Lowest contract charge 0.50% Class B       $13.24               --               --          --            43.65%
         Highest contract charge 1.90% Class B      $11.82               --               --          --            41.61%
         All contract charges                           --           26,843         $341,724        3.10%              --
  2008   Lowest contract charge 0.50% Class B       $ 9.22               --               --          --           (36.28)%
         Highest contract charge 1.90% Class B      $ 8.35               --               --          --           (37.17)%
         All contract charges                           --           26,245         $234,379        0.46%              --
  2007   Lowest contract charge 0.50% Class B       $14.47               --               --          --            (0.41)%
         Highest contract charge 1.90% Class B      $13.29               --               --          --            (1.85)%
         All contract charges                           --           27,826         $392,988        0.00%              --
  2006   Lowest contract charge 0.50% Class B       $14.53               --               --          --            14.16%
         Highest contract charge 1.90% Class B      $13.54               --               --          --            12.56%
         All contract charges                           --           30,733         $438,437        1.72%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $34.87               --               --          --             6.12%
         Highest contract charge 1.90% Class B      $24.82               --               --          --             4.64%
         All contract charges                           --           39,770         $619,466        2.62%              --
  2009   Lowest contract charge 0.50% Class B       $32.86               --               --          --             9.11%
         Highest contract charge 1.90% Class B      $23.72               --               --          --             7.55%
         All contract charges                           --           38,177         $578,492        4.60%              --
  2008   Lowest contract charge 0.50% Class B       $30.12               --               --          --           (23.90)%
         Highest contract charge 1.90% Class B      $22.06               --               --          --           (24.94)%
         All contract charges                           --           36,664         $531,727        8.68%              --
  2007   Lowest contract charge 0.50% Class B       $39.58               --               --          --             2.62%
         Highest contract charge 1.90% Class B      $29.39               --               --          --             1.17%
         All contract charges                           --           45,225         $879,446        7.17%              --
  2006   Lowest contract charge 0.50% Class B       $38.57               --               --          --             9.38%
         Highest contract charge 1.90% Class B      $29.05               --               --          --             7.85%
         All contract charges                           --           46,730         $935,762        6.95%              --
MULTIMANAGER SMALL CAP GROWTH (d)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $ 9.52               --               --          --            26.93%
         Highest contract charge 1.90% Class B      $ 8.02               --               --          --            25.12%
         All contract charges                           --           31,439         $238,081        0.00%              --
  2009   Lowest contract charge 0.50% Class B       $ 7.50               --               --          --            33.85%
         Highest contract charge 1.90% Class B      $ 6.41               --               --          --            32.08%
         All contract charges                           --           32,920         $199,904          --               --
  2008   Lowest contract charge 0.50% Class B       $ 5.60               --               --          --           (42.39)%
         Highest contract charge 1.90% Class B      $ 4.85               --               --          --           (43.27)%
         All contract charges                           --           28,780         $135,528          --               --

                                     FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


 Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
MULTIMANAGER SMALL CAP GROWTH (d) (CONTINUED)
---------------------------------------------
  2007   Lowest contract charge 0.50% Class B                $ 9.72               --              --           --           3.18%
         Highest contract charge 1.90% Class B               $ 8.55               --              --           --           1.79%
         All contract charges                                                 28,681        $242,159           --             --
  2006   Lowest contract charge 0.50% Class B                $ 9.42               --              --           --           9.66%
         Highest contract charge 1.90% Class B               $ 8.40               --              --           --           8.12%
         All contract charges                                    --           17,157        $147,393         1.40%            --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $18.36               --              --           --          23.89%
         Highest contract charge 1.90% Class B               $15.27               --              --           --          22.16%
         All contract charges                                    --           32,868        $463,526         0.15%            --
  2009   Lowest contract charge 0.50% Class B                $14.82               --              --           --          25.82%
         Highest contract charge 1.90% Class B               $12.50               --              --           --          24.04%
         All contract charges                                    --           36,368        $418,772         1.03%            --
  2008   Lowest contract charge 0.50% Class B                $11.78               --              --           --         (38.20)%
         Highest contract charge 1.90% Class B               $10.08               --              --           --         (39.06)%
         All contract charges                                    --           39,759        $368,923         0.24%            --
  2007   Lowest contract charge 0.50% Class B                $19.06               --              --           --         (10.31)%
         Highest contract charge 1.90% Class B               $16.54               --              --           --         (11.55)%
         All contract charges                                    --           47,546        $723,958         0.29%            --
  2006   Lowest contract charge 0.50% Class B                $21.25               --              --           --          15.53%
         Highest contract charge 1.90% Class B               $18.70               --              --           --          13.91%
         All contract charges                                    --           57,348        $992,117         5.49%            --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $12.65               --              --           --          17.13%
         Highest contract charge 1.90% Class B               $11.14               --              --           --          15.56%
         All contract charges                                    --           32,400        $410,547         0.00%            --
  2009   Lowest contract charge 0.50% Class B                $10.80               --              --           --          57.69%
         Highest contract charge 1.90% Class B               $ 9.64               --              --           --          55.54%
         All contract charges                                    --           33,513        $364,955           --             --
  2008   Lowest contract charge 0.50% Class B                $ 6.85               --              --           --         (47.35)%
         Highest contract charge 1.90% Class B               $ 6.20               --              --           --         (48.12)%
         All contract charges                                    --           27,756        $192,697           --             --
  2007   Lowest contract charge 0.50% Class B                $13.01               --              --           --          17.63%
         Highest contract charge 1.90% Class B               $11.95               --              --           --          15.91%
         All contract charges                                    --           28,291        $373,990           --             --
  2006   Lowest contract charge 0.50% Class B                $11.06               --              --           --           6.76%
         Highest contract charge 1.90% Class B               $10.31               --              --           --           5.26%
         All contract charges                                    --           24,173        $271,064           --             --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.74               --              --           --          10.84%
         Highest contract charge 1.70% Class 2 (u)           $10.70               --              --           --          10.42%
         All contract charges                                    --              146        $  1,562         1.66%            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class          $12.96               --              --           --          22.61%
          (r) (s)
         Highest contract charge 1.70% Advisor Class         $12.90               --              --           --          22.04%
          (r) (s)
         All contract charges                                    --              316        $  4,086        16.49%            --

                                     FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $11.11             --                --            --         10.55%
         Highest contract charge 1.70% Advisor Class (r)     $11.06             --                --            --         10.16%
         All contract charges                                    --            472           $ 5,238          4.65%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $10.05             --                --            --         (0.50)%
         Highest contract charge 1.70% Advisor Class (r)     $10.04             --                --            --         (0.50)%
         All contract charges                                    --             10           $    96          0.38%           --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61%
         Highest contract charge 1.70% Advisor Class (r)     $10.59             --                --            --          6.22%
         All contract charges                                    --            940           $ 9,982          3.10%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.40)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.97             --                --            --         (0.40)%
         All contract charges                                    --              7           $    71            --            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61 %
         Highest contract charge 1.70% Advisor Class (r)     $10.60             --                --            --          6.21 %
         All contract charges                                    --          2,268           $24,095          8.03%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.60)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.98             --                --            --         (0.60)%
         All contract charges                                    --              8           $    78            --            --
PROFUND VP BEAR
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $ 7.84             --                --            --        (18.92)%
         Highest contract charge 1.70% Common Shares (r)     $ 7.81             --                --            --        (19.15)%
         All contract charges                                    --             55           $   424          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $ 9.67             --                --            --         (0.31)%
         Highest contract charge 1.70% Common Shares (r)     $ 9.66             --                --            --         (0.41)%
         All contract charges                                    --              1           $    11            --            --
PROFUND VP BIOTECHNOLOGY
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $10.47             --                --            --          3.77%
         Highest contract charge 1.70% Common Shares (r)     $10.42             --                --            --          3.37%
         All contract charges                                    --             71           $   742          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $10.09             --                --            --          0.20%
         Highest contract charge 1.70% Common Shares (r)     $10.08             --                --            --          0.10%
         All contract charges                                    --             --           $     4            --            --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)       $11.99             --                --            --         13.87%
         Highest contract charge 1.70% Class II (r) (s)      $11.93             --                --            --         13.30%
         All contract charges                                    --            153           $ 1,827          0.00%           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.95             --                --            --         16.02%
         Highest contract charge 1.70% Class 2 (r)           $11.90             --                --            --         15.65%
         All contract charges                                    --            280           $ 3,345          1.35%           --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.30             --                --            --          1.58%
         Highest contract charge 1.70% Class 2 (r)           $10.29             --                --            --          1.58%
         All contract charges                                    --              2           $    28            --            --

                                     FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
TEMPLETON FOREIGN SECURITIES FUND
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r) (s)        $10.79              --                --           --          7.04%
         Highest contract charge 1.70% Class 2 (r) (s)       $10.74              --                --           --          6.65%
         All contract charges                                    --             264           $ 2,838         1.29%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.35              --                --           --         12.94%
         Highest contract charge 1.70% Class 2 (r)           $11.30              --                --           --         12.44%
         All contract charges                                    --           1,492           $16,914         0.97%          --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.05              --                --           --          0.20%
         Highest contract charge 1.70% Class 2 (r)           $10.05              --                --           --          0.20%
         All contract charges                                    --               3           $    27           --           --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.30              --                --           --          7.85%
         Highest contract charge 1.70% Class 2 (u)           $10.26              --                --           --          7.43%
         All contract charges                                    --              60           $   619         1.23%           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class S Shares (r)     $13.08              --                --           --         26.99%
         Highest contract charge 1.70% Class S Shares (r)    $13.02              --                --           --         26.41%
         All contract charges                                    --             588           $ 7,685         0.01%           --
  2009   Lowest contract charge 1.30% Class S Shares (r)     $10.30              --                --           --          1.88%
         Highest contract charge 1.70% Class S Shares (r)    $10.30              --                --           --          1.88%
         All contract charges                                    --               1           $    10           --            --

----------
(a) Units were made available for sale on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(f) Units were made available for sale on May 29, 2007.
(g) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(h) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(i) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(j) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(k) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(l) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(m) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(n) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(o) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(p) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(q) Units were made available for sale on June 08, 2009.
(r) Units were made available for sale on December 14, 2009.
(s) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(t) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
(u) Units were made available for sale on January 25, 2010.
(v) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

* Expenses as an annual percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-156

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

                    The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

          (b)       Exhibits.

                    The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

          1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registrations Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

          2.        Not applicable.

          3.        (a)       Form of Distribution Agreement among Equitable
                              Distributors, Inc., Separate Account Nos. 45 and
                              49 and Equitable Life Assurance Society of the
                              United States, incorporated herein by reference to
                              Exhibit 3(a) to the Registration Statement on Form
                              N-4 (File No. 333-05593), filed June 10, 1996.

                    (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593) on May 1, 1998.

                    (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                              Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

                    (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to exhibit 3(d) to the Registration Statement on Form N-4 (File No. 333-31131) filed on April 25, 2001.

                    (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to exhibit 3(e) to the Registration Statement on N-4 (file No. 333-31131) filed on April 25, 2001.

                    (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                              Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                    (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                    (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                    (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                    (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                    (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                    (l) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                    (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                    (n) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

                    (o) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                              Exhibit 3(q), filed on April 20, 2009.

                    (p) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                              Exhibit 3(r), filed on April 20, 2009.

                    (q) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                              Exhibit 3(s), filed on April 20, 2009.

          4.        (a)       Form of group annuity contract no. 1050-94IC,
                              incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File
                              No. 33-83750), filed February 27, 1998.

                    (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

                    (c) Forms of Endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

                    (d) Form of Endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

                    (e)       Form of Data Pages for Equitable Accumulator Elite
                              (NQ) previously filed with this Registration
                              Statement (file No. 333-60730), on Form N-4, May 11, 2001.

                    (f) Form of Endorsement No. 98ENJONQI to Contract Form No. 1050-941C and the Certificates under the Contract, incorporated herein by reference to
                              Exhibit 4(g) to the Registration Statement on Form N-4 (file no. 333-31131) filed on December 31, 1997.

                    (g) Form of Endorsement No. 98ROTH to Contract Form No. 1050-94IC and the Certificate under the Contract, incorporated herein by reference to
                              Exhibit 4(h) to the Registration Statement on Form N-4 (file no. 333-31131) filed on December 30, 1997.

                    (h) Form of Custodial Owned Roth Endorsement No. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-4 (file no. 333-31131) filed on May 1, 1998.

                    (i) Form of Defined Benefit Endorsement No. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4(j) to the Registration Statement on Form N-4 (file no. 333-31131) filed on May 1, 1998.

                    (j) Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to
                              Exhibit 4(o) to the Registration Statement on Form N-4 (file no. 333-31131) filed on December 28, 1998.

                    (k) Form of endorsement for Beneficiary Continuation option (Form No. 2000ENIRAI-IM) to be used with IRA certificates incorporated herein by reference to Exhibit 4(q) to the Registration Statement on Form N-4 (file no. 333-31131) filed on April 25, 2000.

                    (l) Form of Endorsement applicable to Roth IRA Contracts, Form No. IMROTHBCO-1 incorporated herein by reference to Exhibit 4(s) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

                    (m) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM incorporated herein by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

                    (n) Form of Endorsement applicable to Non-Qualified Certificates, Form No. 99ENNQ-G incorporated herein by reference to Exhibit 4(u) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

                    (o) Form of Optional Death Benefit Rider, Form No. 2000 PPDB incorporated herein by reference to
                              Exhibit 4(v) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

                    (p) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G incorporated herein by reference to Exhibit 4(x) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

                    (q) Form of Endorsement (No. 2002 ENJONQ) applicable to Non-Qualified Certificates incorporated herein by reference to Exhibit 4(y) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

                    (r) Form of Endorsement, Form No. 2002SDCA applicable to special dollar cost averaging, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (s) Form of Data Pages for Equitable Accumulator Elite, Form No. 94ICA/B, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (t) Form of Data pages, Form No. 94ICA/B, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (u) Form of Endorsement applicable to Fixed Maturity Options, Form No. 2002FMO, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (v) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (w) Form of Guaranteed Minimum Income Benefit Rider, Form No. 2002GMIB, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (x) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (y) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (z) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

                    (a)(a) Form of Data Page for Accumulator Elite, Form No. 2002DPElite previously filed with this Registration Statement (File No. 333-60730), on March 8, 2002.

                    (b)(b) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (c)(c) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to
                              Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (d)(d) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement (File No. 333-60730), on March 8, 2002.

                    (e)(e) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement File No. 333-31131), filed March 8, 2002.

                    (f)(f) Form of Protection Plus Optional Death Benefit Rider, Form No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (g)(g) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002MDB-6% or AR Rollup incorporated herein by reference to Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (h)(h) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (i)(i) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (j)(j) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB-6% Rollup, incorporated herein by reference to Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (k)(k) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (l)(l) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

                    (m)(m) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) the Registration Statement (File No. 333-05593) filed on April 23, 2003.

                    (n)(n) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit No. 4(a)(e) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

                    (o)(o) Form of Guaranteed Minimum Death Benefit Rider, (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit No. 4(a)(f) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

                    (p)(p) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002
                              GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

                    (q)(q) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

                    (r)(r) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB, incorporated herein by reference to
                              Exhibit 4(a)(i) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (s)(s) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85], incorporated herein by reference to Exhibit 4(a)(j) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (t)(t) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit), incorporated herein by reference to
                              Exhibit 4(a)(k) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (u)(u) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB), incorporated herein by reference to Exhibit 4(a)(l) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (v)(v) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB), incorporated herein by reference to Exhibit 4(a)(m) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (w)(w) Form of Spousal Protection Rider applicable to [Non-Qualified][Certificate/Contract]s (No. 2003
                              SPPRO), incorporated herein by reference to
                              Exhibit 4(a)(n) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (x)(x) Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (y)(y) Form of Data Pages (No. 2003DP), incorporated herein by reference to Exhibit 4(a)(p) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

                    (z)(z) Form of Data Pages (No. 2003DPElite) previously filed with this Registration Statement File No. 333-60730 on May 8, 2003.

                    (a)(a)(a) Form of Guaranteed Withdrawal Benefit ("GWB")
                              Rider (No. 2004 GWB-A), incorporated by reference to Exhibit No. 4(a)(r) to Registration Statement File No. 333-05593, filed May 3, 2004.

                    (a)(a)(b) Form of Guaranteed Withdrawal Benefit ("GWB")
                              Rider (No. 2004 GWB-B), incorporated by reference to Exhibit No. 4(a)(s) to Registration Statement File No. 333-05593, filed May 3, 2004.

                    (a)(a)(c) Form of Data Pages (2004DGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to Registration Statement File No. 333-05593, filed May 3, 2004.

                    (a)(a)(d) Form of Guaranteed Withdrawal Benefit ("GWB")
                              Rider [also known as "Principal Protector"]
                              (2004GWB-A (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(u) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

                    (a)(a)(e) Form of Guaranteed Withdrawal Benefit ("GWB")
                              Rider [also known as "Principal Protector"]
                              (2004GWB-B (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(v) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

                    (a)(a)(f) Form of Guaranteed Withdrawal Benefit ("GWB")
                              Rider [also known as "Principal Protector"]
                              (2004GWB-A1 (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(w) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

                    (a)(a)(g) Form of Guaranteed Withdrawal Benefit ("GWB")
                              Rider [also known as "Principal Protector"]
                              (2004GWB-B1 (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(x) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

                    (a)(a)(h) Form of Change of Ownership Endorsement (2004COO),
                              incorporated herein by reference to Exhibit
                              4(a)(y) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

                    (a)(a)(i) Form of Endorcement Applicable to TSA Contracts
                              (2004TSA), incorporated herein by reference to
                              Exhibit 4(a)(z) to the Registration Statement (File No. 33-05593) on Form N-4, filed April 20, 2005.

                    (a)(a)(j) Form of Guaranteed Minimum Income Benefit ("GMIB")
                              Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(a)(a)(a) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

                    (b)(b)(k) Form of Guaranteed Minimum Income Benefit ("GMIB")
                              Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(b)(b)(b) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

                    (c)(c)(l) Form of Guaranteed Minimum Death Benefit ("GMDB")
                              Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB) incorporated herein by reference to
                              Exhibit 4.(c)(c)(c) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

                    (c)(c)(m) Form of flexible premium deferred fixed and
                              variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.(d)(d)(d) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(n) Form of flexible premium deferred fixed and
                              variable annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit 4.(e)(e)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(o) Form of Data Page No. 2006GWB DP, incorporated
                              herein by reference to Exhibit 4.(f)(f)(f) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(p) Form of Data Page No. 2006DP, incorporated herein by rference to Exhibit 4.(g)(g)(g) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(q) Form of Data Page No. 2006DPTOBCO, incorporated
                              herein by reference to Exhibit 4.(h)(h)(h) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(r) Form of Endorsement No. 2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(s) Form of Endorsement No. 2006CRT, incorporated
                              herein by reference to Exhibit 4.(j)(j)(j) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(t) Form of Endorsement No. 2006FMO, incorporated
                              herein by reference to Exhibit 4.(k)(k)(k) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(u) Form of Endorsement No. 2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(v) Form of Endorsement No. 2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(w) Form of Endorsement No. 2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(x) Form of Endorsement No. 2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(y) Form of Endorsement No. 2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (c)(c)(z) Form of Endorsement No. 2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(b) Form of Endorsement No. 2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(c) Form of Endorsement No. 2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(d) Form of Endorsement No. 2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(e) Form of Endorsement No. 2006INHIRA-ACC,
                              incorporated herein by reference to Exhibit
                              4.(u)(u)(u) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(f) Form of Endorsement No. 2006INHROTH-ACC,
                              incorporated herein by reference to Exhibit
                              4.(v)(v)(v) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(h) Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the
                              Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(i) Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4.(y)(y)(y) to the
                              Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(j) Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(k) Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(l) Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(m) Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the
                              Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(n) Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (a)(b)(o) Form of Data Page No. 2006DPElite, previously
                              filed with this Registration Statement File No. 333-60730, filed June 15, 2006.

                    (a)(b)(p) Form of Contract for Individual Fixed and Variable
                              Annuity (2007DPElite), filed with this
                              Registration Statement (File No. 333-60730) on May 15, 2007.

                    (a)(b)(q) Form of Data Page for Individual Fixed and
                              Variable Annuity (2007DP), incorporated herein by reference to Exhibit 4 (a)(a)(g) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(r) Form of Data Page for Individual Fixed and
                              Variable Annuity (2007GWBL DP), incorporated herein by reference to Exhibit 4 (a)(a)(h) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(s) Form of Data Page for Individual Fixed and
                              Variable Annuity (2007DPTOBCO), incorporated herein by reference to Exhibit 4 (a)(a)(i) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(t) Form of Rider for Individual Fixed and Variable
                              Annuity (2007GMIB), incorporated herein by reference to Exhibit 4 (a)(a)(n) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(u) Form of Rider for Individual Fixed and Variable
                              Annuity (2007GMIBOPR), incorporated herein by reference to Exhibit 4 (a)(a)(o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(v) Form of Rider for Individual Fixed and Variable
                              Annuity (2007GMIBOPR-R), incorporated herein by reference to Exhibit 4 (a)(a)(p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(w) Form of Rider for Individual Fixed and Variable
                              Annuity (2007GMDB-GR-6), incorporated herein by reference to Exhibit 4 (a)(a)(q) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(x) Form of Rider for Individual Fixed and Variable
                              Annuity (2007GMDB-GR-3), incorporated herein by reference to Exhibit 4 (a)(a)(r) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(y) Form of Rider for Individual Fixed and Variable
                              Annuity (2007GMDBOPR), incorporated herein by reference to Exhibit 4 (a)(a)(s) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(b)(z) Form of Rider for Individual Fixed and Variable
                              Annuity (2007GMDB-AR), incorporated herein by reference to Exhibit 4 (a)(a)(t) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(a) Form of Rider for Individual Fixed and Variable
                              Annuity (2006GWB - rev 5-07 ( NQ), incorporated herein by reference to Exhibit 4 (a)(a)(u) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(b) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2007DB-ACC), incorporated herein by reference to Exhibit 4 (a)(a)(v) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(c) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2007DB-GWB), incorporated herein by reference to Exhibit 4 (a)(a)(w) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(d) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2007NQ-ACC), incorporated herein by reference to Exhibit 4 (a)(a)(x) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(e) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2007NQ-GWB), incorporated herein by reference to Exhibit 4 (a)(a)(y) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(f) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2006IRA-ACC-rev 5-07), incorporated herein by reference to Exhibit 4
                              (a)(a)(z) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(g) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2006IRA-GWB - rev 5-07), incorporated herein by reference to Exhibit 4
                              (a)(b)(a) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(h) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2006ROTH-ACC - rev 5-07), incorporated herein by reference to Exhibit 4
                              (a)(b)(b) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(i) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2006ROTH-GWB - rev 5-07), incorporated herein by reference to Exhibit 4
                              (a)(b)(c) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(j) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2007COO), incorporated herein by reference to Exhibit 4 (a)(b)(e) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(k) Form of Endorsement for Individual Fixed and
                              Variable Annuity (2007PREDB), incorporated herein by reference to Exhibit 4 (a)(b)(f) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (a)(c)(l) Form of Guaranteed Withdrawal Benefit (("GWB")
                              (rev0908)) is incorporated herein by reference to
                              Exhibit 4.(a)(b)(g) to the Registration Statement (File No. 333-05593) filed on October 15, 2007.

                    (a)(c)(m) Form of Data Page Rider for Individual Fixed and
                              Variable Annuity (2007GWBL DP (rev 0208) is incorporated herein by reference to Exhibit 4.(a)(b)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2008.

                    (a)(c)(n) Form of Guaranteed Withdrawal Benefit for Life
                              ("GWBL") Rider (No. 2008GWBL), incorporated herein by reference to Exhibit 4 (a) (b) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(o) Form of Memorandum of Variable Material for Rider
                              Form Nos. 2008GWBL and 2008GMIB and Endorsement 2008ADOPT, incorporated herein by reference to
                              Exhibit 4 (a) (b) (s) to the Registration
                              Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(p) Form of Data Pages (No. 2008DP), incorporated
                              herein by reference to Exhibit 4 (a) (b) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(q) Form of Endorsement Applicable to the Right to Add
                              an Optional Guaranteed Withdrawal Benefit for Life ("GWBL") or Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2008ADOPT), incorporated herein by reference to Exhibit 4 (a)(b)(u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(r) Form of Guaranteed Minimum Death Benefit Rider
                              w/Optional Reset (GMBD) (No. 2008GMDBOPR), incorporated herein by reference to Exhibit 4 (a)
                              (b) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(s) Form of Guaranteed Minimum Death Benefit Rider
                              (GMDB) (No. 2008GMDBSA), incorporated herein by reference to Exhibit 4 (a) (b) (w) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(t) Form of Guaranteed Minimum Income Benefit ("GMIB")
                              Rider with Optional Reset of [6% / 6.5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (No. 2008GMIB), incorporated herein by reference to Exhibit 4 (a) (b) (x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(u) Form of Endorsement Applicable to Credits Applied
                              to Annuity Account Value (No. 2008TRBNS), incorporated herein by reference to Exhibit 4 (a)
                              (b) (y) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(v) Form of Endorsement Applicable to the Deferment
                              Provision (No. 2008DEFER), incorporated herein by reference to Exhibit 4 (a) (b) (z) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(w) Form of Endorsement Applicable to IRA Contracts
                              (No. 2008IRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (a) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(x) Form of Endorsement Applicable to Custodial
                              Contracts (No. 2008IRA-CSTDL-NS), incorporated herein by reference to Exhibit 4 (a) (c) (b) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(y) Form of Endorsement Applicable to IRA Contracts
                              (No. 2008IRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (c) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(c)(z) Form of Endorsement Applicable to ROTH-IRA
                              Contracts (No. 2008ROTH-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (d) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(a) Form of Endorsement Applicable to ROTH-IRA
                              Contracts (No. 2008ROTH GWB), incorporated herein by reference to Exhibit 4 (a) (c) (e) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(b) Form of Endorsement Applicable to SEP-IRA
                              Contracts (No. 2008SEPIRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (f) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(c) Form of Endorsement Applicable to SEP-IRA
                              Contracts (No. 2008SEPIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (g) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(d) Form of Endorsement Applicable to Simple IRA
                              Contracts (No. 2008SIMIRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (h) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(e) Form of Endorsement Applicable to Simple IRA
                              Contracts (No. 2008SIMIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (i) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(f) Form of Non-Spousal Beneficiary Continuation
                              Option (BCO) Tax-Qualified Retirement Plan Funds Direct Rollover to Traditional IRA Endorsement (No. 2008TQNSBCO), incorporated herein by reference to Exhibit 4 (a) (c) (j) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(g) Form for use with Certificate Form No.
                              2006BASEA/2006BASEB or Contract Form No.
                              2006BASE-I-A/2006BASE-I-B (Depending on
                              Jurisdiction) Marketed as AXA Equitable's
                              "Accumulator Series 08" ("Accumulator",
                              "Accumulator Select", "Accumulator Plus" and
                              "Accumulator Elite"), incorporated herein by reference to Exhibit 4 (a) (c) (k) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

                    (a)(d)(i) Form of Data Pages (No. 2008DPBCO - INH/NSDR),
                              incorporated herein by reference to Exhibit 4 (a)
                              (c) (c) to the Registration Statement (File No. 333-05593) on Form N-4 filed on August 20, 2008.

                    (a)(d)(j) Form of Data Pages (No. 2008DPElite), previously filed with this Registration Statement, File No. 333-60730, on August 22, 2008.

                    (a)(d)(k) Form of Endorsement Applicable to the Right to Add
                              an Optional Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2009ADOPT), incorporated herein by reference to Exhibit 4 (a) (c) (o) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(l) Form of Endorsement Applicable to Investment
                              Options (Form No. 2009GOA), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(m) Form of Endorsement Applicable to GWBL Maturity
                              Date Annuity Benefit (Form No. 2009GWBLMD), incorporated herein by reference to Exhibit 4 (a)
                              (c)(r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(n) Form of Endorsement Applicable to Section 6.02,
                              "Payment Upon Death" (Form No. 2009DBENDO), incorporated herein by reference to Exhibit 4
                              (a)(c)(s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(o) Form of Guaranteed Minimum Death Benefit ("GMDB")
                              Rider Annual Ratchet to Age [85] (Form No.
                              2009GMDBAR), incorporated herein by reference to
                              Exhibit 4 (a) (c) (t) to the Registration
                              Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(p) Form of Guaranteed Minimum Death Benefit Rider
                              (Form No. 2009GMDBOPR), incorporated herein by reference to Exhibit 4 (a) (c) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(q) Form of Guaranteed Minimum Income Benefit ("GMIB")
                              Rider with Optional Reset of [5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (Form No. 2009GMIB), incorporated herein by reference to
                              Exhibit 4 (a) (c) (v) to the Registration
                              Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(r) Form of Endorsement Applicable to Guaranteed
                              Interest Special Dollar Cost Averaging (Form No. 2009SDCA), incorporated herein by reference to
                              Exhibit 4 (a) (c) (l) to the Registration
                              Statement (File No. 333-05593) on Form N-4 filed on May 14, 2009.

                    (a)(d)(s) Form of Data Pages, (Form No. 2009DPElite),
                              previously filed with this Registration Statement File No. 333-60730 on Form N-4, May 14, 2009.

                    (a)(d)(t) Form of Data Pages (Form No. 2009DPWVR),
                              incorporated herein by reference to Exhibit 4
                              (a)(c)(x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

                    (a)(d)(u) Form of Data Pages (Form No. 2009DP), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

          5.        (a)       Form of Enrollment Form/Application for
                              Equitable Accumulator Elite previously filed with this Registration Statement File No. 333-60730 on
                              Form N-4, May 11, 2001.

                    (b) Form of application for Accumulator, Form No. 2002 App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

                    (c) Form of application for Accumulator, Form No. 2002 App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed on March 8, 2002.

                    (d) Form of application for Accumulator(R) Elite(SM), Form No. 2004App02, previously filed with this Registration Statement File No. 333-60730 filed April 20, 2006.

                    (e) Form of Application No. 2006 App 02, incorporated herein by reference to Exhibit 5.(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (f) Form of Application No. 2006 App 01, incorporated herein by reference to Exhibit 5.(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

                    (g) Form of Application for Accumulator (2007App 01), incorporated herein by reference to Exhibit 5 (o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (h) Form of Application for Accumulator (2007App 02), incorporated herein by reference to Exhibit 5 (p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

                    (i) Form of Application for Accumulator(R) Elite(SM), Form No. 2008 App 01 E, previously filed with this Registration Statement, File No. 333-60730, on August 22, 2008.

                    (j) Form of Application for Accumulator(R) Elite(SM), Form No. 2008 App 02 E, previously filed with this Registration Statement, File No. 333-60730, on August 22, 2208.

                    (k) Form of Application for Accumulator(R) Elite(SM), Form No. 2009 App 01 E, previously filed with this Registration Statement File No. 333-60730 on Form N-4, May 14, 2009.

                    (l) Form of Application for Accumulator(R) Elite(SM), Form No. 2009 App 02 E, previously filed with this Registration Statement File No. 333-60730 on Form N-4, May 14, 2009.

          6.        (a)       Restated Charter of Equitable, as amended
                              January 1, 1997, incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 (File No.333-05593), filed March 6, 1997.

                    (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 (File No.333-05593), filed March 6, 1997.

                    (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

                    (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

          7. Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

          8.        (a)       Form of Participation Agreement among EQ
                              Advisors Trust, Equitable, Equitable Distributors,
                              Inc. and EQ Financial Consultants, Inc., (now AXA
                              Advisors, LLC), incorporated herein by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953).
                              Filed August 28, 1997.

                    (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-60730 on December 4, 2001.

                    (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

                    (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

                    (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                              Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of ( EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953),
                              filed on January 15, 2004.

          9.        (a)       Opinion and Consent of Robin M. Wagner, Esq.,
                              Vice President and Counsel of Equitable, as to the legality of the securities being registered previously filed with this Registration Statement
                              File No. 333-60730, on Form N-4, May 11, 2001.

                    (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement File No. 333-60730 filed April 20, 2006.

                    (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement File No. 333-60730, filed April 23, 2008.

                    (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-60730, on August 22, 2008.

                    (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-60730, on April 23, 2009.

                    (f) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-60730, on May 14, 2009.

                    (g) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-60730, on April 22, 2010.

                    (h) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

          10.       (a)       Consent of PricewaterhouseCoopers LLP is filed
                              herewith.

                    (b)       Powers of Attorney are filed herewith.

          11.       Not applicable.

          12.       Not applicable.

          13.       Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                        AXA EQUITABLE
------------------                      --------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                 Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                         Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

OTHER OFFICERS

*Andrew J. McMahon                       President

*Harvey Blitz                            Senior Vice President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                  Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

                  AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  (a) The AXA Organizational Chart 2010 incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed July 26, 2010.

                  (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27. Number of Contractowners

         As of February 28, 2011, there were 84,674 Qualified Contractholders and 58,817 Non-Qualified Contractholders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)      Indemnification of Directors and Officers

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                  (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                  (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                  (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                           (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726:
                                    Insurance Law ss.1216.)

                  The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)      Indemnification of Principal Underwriters

                  To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

         (c)      Undertaking

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

                  (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

                  (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       ---------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Harvey E. Blitz                         Director and Senior Vice President

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President and Divisional
                                         President

*David M. Kahal                          Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

Jeffrey Green                            Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                          Executive Vice President and Treasurer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Associate General
                                         Counsel

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive
                                         Officer and Chief Retirement Savings
                                         Officer

*Andrew J. McMahon                       Director and Chief Financial Protection
                                         & Wealth Management Officer

*Gary Hirschkron                         Executive Vice President

*Michael P. McCarthy                     Director, Senior Vice President and
                                         National Sales Manager

*Michael Gregg                           Executive Vice President

*David W. O'Leary                        Executive Vice President

*Joanne Pietrini-Smith                   Executive Vice President

*Anthea Perkinson                        Senior Vice President and National
                                         Accounts Director,
                                         Financial Institutions

*Nelida Garcia                           Senior Vice President

*Peter D. Golden                         Senior Vice President

*Kevin M. Kennedy                        Senior Vice President

*Diana L. Keary                          Senior Vice President

*Harvey T. Fladeland                     Senior Vice President

*Andrew L. Marrone                       Senior Vice President

*Kevin Molloy                            Senior Vice President

*Mark Teitelbaum                         Senior Vice President

*Timothy P. O'Hara                       Senior Vice President

*Mark D. Scalercio                       Senior Vice President

*Michael Schumacher                      Senior Vice President

*Ronald R. Quist                         Vice President and Treasurer

*Norman J. Abrams                        Vice President and General Counsel

*Nicholas Gismondi                       Vice President and Chief Financial
                                         Officer

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

*Gregory Lashinsky                       Assistant Vice President - Financial
                                         Operations Principal

*Robert P. Walsh                         Vice President and Chief AML Officer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                  AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

                  The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2011.

                               SEPARATE ACCOUNT NO. 49 OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                              (Depositor)

                               By: /s/ Dodie Kent
                                   ---------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2011.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Depositor)

                               By: /s/ Dodie Kent
                                   ------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer
*DIRECTORS:

Mark Pearson            Anthony J. Hamilton             Joseph H. Moglia
Henri de Castries       Mary R. (Nina) Henderson        Lorie A. Slutsky
Denis Duverne           James F. Higgins                Ezra Suleiman
Charlynn Goins          Peter S. Kraus                  Peter J. Tobin
Danny L. Hale           Scott D. Miller                 Richard C. Vaughan

*By:   /s/ Dodie Kent
       -------------------
       Dodie Kent
       Attorney-in-Fact

April 26, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                TAG VALUE
-----------                                                -----------

9(h)              Opinion and Consent of Counsel           EX-99.9h

10(a)             Consent of PricewaterhouseCoopers LLP    EX-99.10a

10(b)             Powers of Attorney                       EX-99.10b